--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                     ANNUAL
                                     REPORT

                          YEAR ENDED NOVEMBER 30, 1999

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Charts..........................................        1

Schedules of Investments
    The U.S. Large Company Portfolio........................       10
    The Enhanced U.S. Large Company Portfolio...............       10
    The U.S. Large Cap Value Portfolio......................       10
    The Tax-Managed U.S. Marketwide Value Portfolio.........       10
    The Tax-Managed U.S. 5-10 Value Portfolio...............       11
    The U.S. 6-10 Value Portfolio...........................       25
    The U.S. 6-10 Small Company Portfolio...................       25
    The Tax-Managed U.S. 6-10 Small Company Portfolio.......       26
    The U.S. 9-10 Small Company Portfolio...................       50
    The DFA Real Estate Securities Portfolio................       51
    The Large Cap International Portfolio...................       53
    The Tax-Managed DFA International Value Portfolio.......       63
    The International Small Company Portfolio...............       69
    The Japanese Small Company Portfolio....................       69
    The Pacific Rim Small Company Portfolio.................       69
    The United Kingdom Small Company Portfolio..............       70
    The Continental Small Company Portfolio.................       70
    The DFA International Small Cap Value Portfolio.........       71
    The Emerging Markets Portfolio..........................       89
    The Emerging Markets Small Cap Portfolio................       89
    The DFA One-Year Fixed Income Portfolio.................       89
    The DFA Two-Year Global Fixed Income Portfolio..........       89
    The DFA Five-Year Government Portfolio..................       90
    The DFA Five-Year Global Fixed Income Portfolio.........       91
    The DFA Intermediate Government Fixed Income
     Portfolio..............................................       93

Statements of Assets and Liabilities........................       94

Statements of Operations....................................       97

Statements of Changes in Net Assets.........................      103

Financial Highlights........................................      110

Notes to Financial Statements...............................      123

Report of Independent Accountants...........................      132

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Chart...........................................      133

Statement of Assets and Liabilities.........................      134

Statement of Operations.....................................      135

Statements of Changes in Net Assets.........................      136

Financial Highlights........................................      137

Notes to Financial Statements...............................      138

Report of Independent Accountants...........................      140

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Charts..........................................      141

Schedules of Investments
    The U.S. Large Company Series...........................      147
    The Enhanced U.S. Large Company Series..................      152
    The U.S. Large Cap Value Series.........................      154
    The Tax-Managed U.S. Marketwide Value Series............      156
    The U.S. 4-10 Value Series..............................      162
    The U.S. 6-10 Value Series..............................      167
    The U.S. 6-10 Small Company Series......................      185
    The U.S. 9-10 Small Company Series......................      216
    The DFA International Value Series......................      238
    The Japanese Small Company Series.......................      245
    The Pacific Rim Small Company Series....................      252
    The United Kingdom Small Company Series.................      261
    The Continental Small Company Series....................      267
    The Emerging Markets Series.............................      277
    The Emerging Markets Small Cap Series...................      284
    The DFA One-Year Fixed Income Series....................      293
    The DFA Two-Year Global Fixed Income Series.............      295

Statements of Assets and Liabilities........................      297

Statements of Operations....................................      299

Statements of Changes in Net Assets.........................      302

Financial Highlights........................................      306

Notes to Financial Statements...............................      313

Report of Independent Accountants...........................      320

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JANUARY 1991-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                                        $10,000        $10,000
Jan-91                                  $10,440        $10,442
Feb-91                                  $11,180        $11,190
Mar-91                                  $11,441        $11,456
Apr-91                                  $11,461        $11,488
May-91                                  $11,954        $11,980
Jun-91                                  $11,409        $11,432
Jul-91                                  $11,936        $11,967
Aug-91                                  $12,220        $12,249
Sep-91                                  $12,008        $12,048
Oct-91                                  $12,171        $12,209
Nov-91                                  $11,680        $11,716
Dec-91                                  $13,012        $13,055
Jan-92                                  $12,774        $12,812
Feb-92                                  $12,939        $12,976
Mar-92                                  $12,690        $12,722
Apr-92                                  $13,053        $13,092
May-92                                  $13,126        $13,163
Jun-92                                  $12,928        $12,972
Jul-92                                  $13,440        $13,495
Aug-92                                  $13,168        $13,222
Sep-92                                  $13,315        $13,374
Oct-92                                  $13,357        $13,422
Nov-92                                  $13,810        $13,875
Dec-92                                  $13,963        $14,056
Jan-93                                  $14,069        $14,159
Feb-93                                  $14,250        $14,350
Mar-93                                  $14,546        $14,659
Apr-93                                  $14,184        $14,299
May-93                                  $14,557        $14,686
Jun-93                                  $14,590        $14,734
Jul-93                                  $14,526        $14,665
Aug-93                                  $15,064        $15,223
Sep-93                                  $14,957        $15,111
Oct-93                                  $15,259        $15,418
Nov-93                                  $15,117        $15,273
Dec-93                                  $15,306        $15,460
Jan-94                                  $15,800        $15,978
Feb-94                                  $15,372        $15,547
Mar-94                                  $14,711        $14,871
Apr-94                                  $14,910        $15,064
May-94                                  $15,141        $15,310
Jun-94                                  $14,774        $14,931
Jul-94                                  $15,251        $15,426
Aug-94                                  $15,872        $16,053
Sep-94                                  $15,504        $15,667
Oct-94                                  $15,839        $16,025
Nov-94                                  $15,275        $15,437
Dec-94                                  $15,503        $15,663
Jan-95                                  $15,898        $16,070
Feb-95                                  $16,518        $16,693
Mar-95                                  $16,995        $17,187
Apr-95                                  $17,481        $17,688
May-95                                  $18,184        $18,386
Jun-95                                  $18,606        $18,818
Jul-95                                  $19,220        $19,445
Aug-95                                  $19,255        $19,497
Sep-95                                  $20,077        $20,314
Oct-95                                  $19,996        $20,243
Nov-95                                  $20,856        $21,134
Dec-95                                  $21,250        $21,525
Jan-96                                  $21,979        $22,265
Feb-96                                  $22,164        $22,479
Mar-96                                  $22,381        $22,695
Apr-96                                  $22,706        $23,029
May-96                                  $23,273        $23,623
Jun-96                                  $23,366        $23,720
Jul-96                                  $22,327        $22,664
Aug-96                                  $22,804        $23,145
Sep-96                                  $24,072        $24,445
Oct-96                                  $24,727        $25,115
Nov-96                                  $26,587        $27,021
Dec-96                                  $26,058        $26,492
Jan-97                                  $27,681        $28,137
Feb-97                                  $27,894        $28,365
Mar-97                                  $26,742        $27,185
Apr-97                                  $28,336        $28,808
May-97                                  $30,047        $30,577
Jun-97                                  $31,387        $31,940
Jul-97                                  $33,883        $34,476
Aug-97                                  $31,995        $32,559
Sep-97                                  $33,739        $34,344
Oct-97                                  $32,612        $33,197
Nov-97                                  $34,096        $34,734
Dec-97                                  $34,676        $35,331
Jan-98                                  $35,075        $35,723
Feb-98                                  $37,596        $38,299
Mar-98                                  $39,503        $40,260
Apr-98                                  $39,902        $40,666
May-98                                  $39,211        $39,967
Jun-98                                  $40,799        $41,590
Jul-98                                  $40,363        $41,149
Aug-98                                  $34,551        $35,199
Sep-98                                  $36,748        $37,455
Oct-98                                  $39,706        $40,500
Nov-98                                  $42,128        $42,954
Dec-98                                  $44,618        $45,428
Jan-99                                  $46,434        $47,327
Feb-99                                  $44,985        $45,855
Mar-99                                  $46,780        $47,690
Apr-99                                  $48,562        $49,535
May-99                                  $47,416        $48,366
Jun-99                                  $50,034        $51,051
Jul-99                                  $48,463        $49,458
Aug-99                                  $48,216        $49,210
Sep-99                                  $46,890        $47,862
Oct-99                                  $49,862        $50,892
Nov-99                                  $50,865        $51,925

    ANNUALIZED                  ONE         FIVE            FROM
    TOTAL RETURN (%)           YEAR        YEARS        JANUARY 1991
    ----------------------------------------------------------------
                               20.74       27.20           20.01

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Singuefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   ENHANCED U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                                                 $10,000        $10,000
Aug-96                                           $10,203        $10,212
Sep-96                                           $10,802        $10,786
Oct-96                                           $11,167        $11,081
Nov-96                                           $12,010        $11,923
Dec-96                                           $11,709        $11,689
Jan-97                                           $12,455        $12,415
Feb-97                                           $12,553        $12,515
Mar-97                                           $11,947        $11,995
Apr-97                                           $12,697        $12,711
May-97                                           $13,525        $13,491
Jun-97                                           $14,105        $14,093
Jul-97                                           $15,242        $15,212
Aug-97                                           $14,407        $14,366
Sep-97                                           $15,156        $15,153
Oct-97                                           $14,730        $14,647
Nov-97                                           $15,279        $15,325
Dec-97                                           $15,540        $15,589
Jan-98                                           $15,811        $15,762
Feb-98                                           $16,881        $16,898
Mar-98                                           $17,735        $17,764
Apr-98                                           $17,931        $17,943
May-98                                           $17,567        $17,634
Jun-98                                           $18,311        $18,350
Jul-98                                           $18,075        $18,156
Aug-98                                           $15,440        $15,531
Sep-98                                           $16,519        $16,526
Oct-98                                           $17,884        $17,870
Nov-98                                           $18,903        $18,953
Dec-98                                           $20,132        $20,044
Jan-99                                           $20,864        $20,882
Feb-99                                           $20,176        $20,233
Mar-99                                           $21,025        $21,042
Apr-99                                           $21,820        $21,856
May-99                                           $21,218        $21,340
Jun-99                                           $22,451        $22,525
Jul-99                                           $21,683        $21,822
Aug-99                                           $21,563        $21,713
Sep-99                                           $21,044        $21,118
Oct-99                                           $22,382        $22,455
Nov-99                                           $22,743        $22,911

    ANNUALIZED                  ONE          FROM
    TOTAL RETURN (%)           YEAR       AUGUST 1996
    -------------------------------------------------
                               20.31         27.95

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Singuefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. LARGE CAP VALUE PORTFOLIO  RUSSELL 1000 VALUE INDEX
                                          $10,000                   $10,000
Apr-93                                     $9,971                    $9,872
May-93                                    $10,079                   $10,070
Jun-93                                    $10,284                   $10,292
Jul-93                                    $10,431                   $10,407
Aug-93                                    $10,686                   $10,783
Sep-93                                    $10,500                   $10,800
Oct-93                                    $10,627                   $10,793
Nov-93                                    $10,519                   $10,570
Dec-93                                    $10,777                   $10,771
Jan-94                                    $11,077                   $11,178
Feb-94                                    $10,579                   $10,796
Mar-94                                    $10,150                   $10,394
Apr-94                                    $10,309                   $10,594
May-94                                    $10,239                   $10,716
Jun-94                                    $10,026                   $10,460
Jul-94                                    $10,460                   $10,785
Aug-94                                    $10,764                   $11,095
Sep-94                                    $10,450                   $10,726
Oct-94                                    $10,653                   $10,875
Nov-94                                    $10,175                   $10,436
Dec-94                                    $10,288                   $10,556
Jan-95                                    $10,525                   $10,881
Feb-95                                    $11,121                   $11,311
Mar-95                                    $11,296                   $11,559
Apr-95                                    $11,699                   $11,924
May-95                                    $12,309                   $12,426
Jun-95                                    $12,578                   $12,595
Jul-95                                    $13,129                   $13,033
Aug-95                                    $13,514                   $13,217
Sep-95                                    $13,981                   $13,695
Oct-95                                    $13,407                   $13,560
Nov-95                                    $14,141                   $14,247
Dec-95                                    $14,235                   $14,605
Jan-96                                    $14,641                   $15,060
Feb-96                                    $14,854                   $15,175
Mar-96                                    $15,367                   $15,433
Apr-96                                    $15,623                   $15,492
May-96                                    $15,880                   $15,685
Jun-96                                    $15,414                   $15,698
Jul-96                                    $14,725                   $15,104
Aug-96                                    $15,317                   $15,536
Sep-96                                    $15,614                   $16,155
Oct-96                                    $16,122                   $16,780
Nov-96                                    $17,289                   $17,996
Dec-96                                    $17,113                   $17,766
Jan-97                                    $17,725                   $18,628
Feb-97                                    $18,071                   $18,902
Mar-97                                    $17,243                   $18,221
Apr-97                                    $17,812                   $18,986
May-97                                    $19,186                   $20,048
Jun-97                                    $19,775                   $20,908
Jul-97                                    $21,758                   $22,480
Aug-97                                    $21,434                   $21,680
Sep-97                                    $22,561                   $22,989
Oct-97                                    $21,404                   $22,348
Nov-97                                    $21,629                   $23,336
Dec-97                                    $21,927                   $24,017
Jan-98                                    $22,212                   $23,678
Feb-98                                    $24,154                   $25,272
Mar-98                                    $25,499                   $26,819
Apr-98                                    $25,642                   $26,998
May-98                                    $25,416                   $26,599
Jun-98                                    $25,355                   $26,939
Jul-98                                    $24,475                   $26,465
Aug-98                                    $20,011                   $22,527
Sep-98                                    $21,026                   $23,820
Oct-98                                    $22,748                   $25,666
Nov-98                                    $24,158                   $26,862
Dec-98                                    $24,554                   $27,775
Jan-99                                    $25,025                   $27,998
Feb-99                                    $24,380                   $27,603
Mar-99                                    $25,170                   $28,174
Apr-99                                    $27,848                   $30,806
May-99                                    $27,812                   $30,467
Jun-99                                    $28,282                   $31,350
Jul-99                                    $27,105                   $30,432
Aug-99                                    $26,129                   $29,303
Sep-99                                    $24,721                   $28,280
Oct-99                                    $25,663                   $29,909
Nov-99                                    $25,247                   $29,676

    ANNUALIZED                   ONE           FIVE           FROM
    TOTAL RETURN (%)             YEAR         YEARS        APRIL 1993
    -----------------------------------------------------------------
                                 4.51         19.93          14.90

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO  RUSSELL 3000 VALUE INDEX
                                                       $10,000                   $10,000
Jan-99                                                 $10,058                   $10,056
Feb-99                                                  $9,690                    $9,872
Mar-99                                                 $10,036                   $10,056
Apr-99                                                 $11,239                   $10,994
May-99                                                 $11,404                   $10,905
Jun-99                                                 $11,687                   $11,228
Jul-99                                                 $11,240                   $10,903
Aug-99                                                 $10,841                   $10,500
Sep-99                                                 $10,282                   $10,144
Oct-99                                                 $10,439                   $10,670
Nov-99                                                 $10,380                   $10,595

                                   FROM
    TOTAL RETURN (%)           JANUARY 1999
    ---------------------------------------
                                   3.80

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES WHICH IN TURN INVESTS IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERRING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
JANUARY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                                 $10,000                   $10,000
Jan-99                                           $10,134                    $9,773
Feb-99                                            $9,358                    $9,106
Mar-99                                            $9,367                    $9,031
Apr-99                                           $10,451                    $9,855
May-99                                           $10,921                   $10,158
Jun-99                                           $11,525                   $10,526
Jul-99                                           $11,363                   $10,276
Aug-99                                           $11,047                    $9,900
Sep-99                                           $10,740                    $9,702
Oct-99                                           $10,337                    $9,508
Nov-99                                           $10,730                    $9,557

                                 FROM
                                JANUARY
    TOTAL RETURN (%)             1999
    ------------------------------------
                                 7.30

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $500 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERRING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. 6-10 VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                     $10,000                   $10,000
Apr-93                                $9,788                    $9,760
May-93                               $10,050                   $10,067
Jun-93                               $10,050                   $10,162
Jul-93                               $10,353                   $10,337
Aug-93                               $10,685                   $10,741
Sep-93                               $11,058                   $10,999
Oct-93                               $11,431                   $11,251
Nov-93                               $11,228                   $10,964
Dec-93                               $11,453                   $11,286
Jan-94                               $12,044                   $11,688
Feb-94                               $12,003                   $11,654
Mar-94                               $11,606                   $11,133
Apr-94                               $11,687                   $11,242
May-94                               $11,717                   $11,226
Jun-94                               $11,503                   $10,936
Jul-94                               $11,696                   $11,138
Aug-94                               $12,094                   $11,576
Sep-94                               $12,053                   $11,453
Oct-94                               $11,879                   $11,243
Nov-94                               $11,472                   $10,789
Dec-94                               $11,591                   $11,113
Jan-95                               $11,705                   $11,060
Feb-95                               $12,118                   $11,469
Mar-95                               $12,262                   $11,525
Apr-95                               $12,696                   $11,867
May-95                               $13,046                   $12,121
Jun-95                               $13,563                   $12,536
Jul-95                               $14,295                   $12,993
Aug-95                               $14,750                   $13,379
Sep-95                               $14,936                   $13,579
Oct-95                               $14,203                   $13,037
Nov-95                               $14,731                   $13,554
Dec-95                               $14,986                   $13,974
Jan-96                               $14,933                   $14,067
Feb-96                               $15,260                   $14,288
Mar-96                               $15,682                   $14,588
Apr-96                               $16,494                   $14,986
May-96                               $17,137                   $15,365
Jun-96                               $16,779                   $15,184
Jul-96                               $15,735                   $14,376
Aug-96                               $16,453                   $15,000
Sep-96                               $17,001                   $15,409
Oct-96                               $17,126                   $15,588
Nov-96                               $17,938                   $16,427
Dec-96                               $18,331                   $16,961
Jan-97                               $18,797                   $17,222
Feb-97                               $18,797                   $17,385
Mar-97                               $18,299                   $16,919
Apr-97                               $18,224                   $17,168
May-97                               $19,948                   $18,535
Jun-97                               $21,194                   $19,473
Jul-97                               $22,462                   $20,290
Aug-97                               $23,252                   $20,613
Sep-97                               $25,040                   $21,984
Oct-97                               $24,152                   $21,386
Nov-97                               $23,946                   $21,621
Dec-97                               $23,968                   $22,354
Jan-98                               $23,673                   $21,949
Feb-98                               $25,458                   $23,277
Mar-98                               $26,494                   $24,222
Apr-98                               $27,005                   $24,341
May-98                               $25,971                   $23,479
Jun-98                               $25,459                   $23,346
Jul-98                               $23,583                   $21,518
Aug-98                               $19,237                   $18,148
Sep-98                               $19,783                   $19,173
Oct-98                               $20,626                   $19,743
Nov-98                               $21,719                   $20,278
Dec-98                               $22,223                   $20,915
Jan-99                               $22,570                   $20,440
Feb-99                               $20,710                   $19,044
Mar-99                               $20,312                   $18,888
Apr-99                               $22,482                   $20,612
May-99                               $23,536                   $21,245
Jun-99                               $24,974                   $22,014
Jul-99                               $24,862                   $21,492
Aug-99                               $24,180                   $20,706
Sep-99                               $23,535                   $20,291
Oct-99                               $22,730                   $19,886
Nov-99                               $23,760                   $19,989

    ANNUALIZED                      ONE             FIVE           FROM
    TOTAL RETURN (%)               YEAR            YEARS        APRIL 1993
    ----------------------------------------------------------------------
                                   9.40            15.68          13.86

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. 6-10 VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 6-10 SMALL COMPANY PORTFOLIO VS.
RUSSELL 2000 INDEX
APRIL 1992-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. 6-10 SMALL COMPANY PORTFOLIO  RUSSELL 2000 INDEX
                                             $10,000             $10,000
Apr-92                                        $9,588              $9,649
May-92                                        $9,567              $9,777
Jun-92                                        $9,103              $9,318
Jul-92                                        $9,505              $9,642
Aug-92                                        $9,309              $9,369
Sep-92                                        $9,464              $9,585
Oct-92                                        $9,763              $9,888
Nov-92                                       $10,670             $10,645
Dec-92                                       $11,079             $11,015
Jan-93                                       $11,454             $11,388
Feb-93                                       $11,193             $11,125
Mar-93                                       $11,454             $11,485
Apr-93                                       $11,099             $11,169
May-93                                       $11,547             $11,663
Jun-93                                       $11,495             $11,735
Jul-93                                       $11,579             $11,897
Aug-93                                       $11,975             $12,411
Sep-93                                       $12,288             $12,761
Oct-93                                       $12,548             $13,090
Nov-93                                       $12,240             $12,664
Dec-93                                       $12,592             $13,097
Jan-94                                       $12,970             $13,507
Feb-94                                       $12,873             $13,458
Mar-94                                       $12,247             $12,749
Apr-94                                       $12,269             $12,824
May-94                                       $12,204             $12,680
Jun-94                                       $11,848             $12,253
Jul-94                                       $12,021             $12,454
Aug-94                                       $12,593             $13,148
Sep-94                                       $12,657             $13,103
Oct-94                                       $12,700             $13,051
Nov-94                                       $12,267             $12,523
Dec-94                                       $12,423             $12,859
Jan-95                                       $12,496             $12,697
Feb-95                                       $12,908             $13,225
Mar-95                                       $13,151             $13,451
Apr-95                                       $13,576             $13,750
May-95                                       $13,854             $13,986
Jun-95                                       $14,557             $14,712
Jul-95                                       $15,453             $15,560
Aug-95                                       $15,889             $15,882
Sep-95                                       $16,180             $16,166
Oct-95                                       $15,343             $15,443
Nov-95                                       $15,794             $16,092
Dec-95                                       $16,172             $16,517
Jan-96                                       $16,211             $16,499
Feb-96                                       $16,752             $17,014
Mar-96                                       $17,114             $17,366
Apr-96                                       $18,250             $18,295
May-96                                       $19,192             $19,016
Jun-96                                       $18,315             $18,234
Jul-96                                       $16,791             $16,642
Aug-96                                       $17,772             $17,609
Sep-96                                       $18,326             $18,298
Oct-96                                       $18,055             $18,016
Nov-96                                       $18,752             $18,758
Dec-96                                       $19,030             $19,250
Jan-97                                       $19,659             $19,635
Feb-97                                       $19,239             $19,159
Mar-97                                       $18,329             $18,255
Apr-97                                       $18,118             $18,306
May-97                                       $20,176             $20,344
Jun-97                                       $21,213             $21,216
Jul-97                                       $22,473             $22,203
Aug-97                                       $23,300             $22,711
Sep-97                                       $25,092             $24,374
Oct-97                                       $24,001             $23,304
Nov-97                                       $23,636             $23,152
Dec-97                                       $23,640             $23,558
Jan-98                                       $23,359             $23,185
Feb-98                                       $25,071             $24,899
Mar-98                                       $26,114             $25,925
Apr-98                                       $26,472             $26,067
May-98                                       $25,085             $24,662
Jun-98                                       $24,741             $24,714
Jul-98                                       $22,841             $22,712
Aug-98                                       $18,138             $18,301
Sep-98                                       $19,275             $19,734
Oct-98                                       $20,116             $20,540
Nov-98                                       $21,439             $21,616
Dec-98                                       $22,331             $22,954
Jan-99                                       $22,693             $23,259
Feb-99                                       $20,760             $21,375
Mar-99                                       $20,569             $21,709
Apr-99                                       $22,434             $23,654
May-99                                       $23,316             $23,999
Jun-99                                       $24,680             $25,084
Jul-99                                       $24,473             $24,397
Aug-99                                       $23,817             $23,494
Sep-99                                       $23,695             $23,499
Oct-99                                       $23,418             $23,595
Nov-99                                       $25,352             $25,004

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        APRIL 1992
    --------------------------------------------------------------
                               18.25       15.63          12.90

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 6-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS IN PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO VS.
RUSSELL 2000 INDEX
JANUARY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO  RUSSELL 2000 INDEX
                                                         $10,000             $10,000
Jan-99                                                   $10,219             $10,133
Feb-99                                                    $9,398              $9,312
Mar-99                                                    $9,322              $9,457
Apr-99                                                   $10,277             $10,305
May-99                                                   $10,716             $10,455
Jun-99                                                   $11,346             $10,928
Jul-99                                                   $11,240             $10,629
Aug-99                                                   $10,877             $10,235
Sep-99                                                   $10,829             $10,237
Oct-99                                                   $10,724             $10,279
Nov-99                                                   $11,631             $10,893

    TOTAL RETURN (%)           JANUARY 1999
    ---------------------------------------
                                  16.31

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY
  $600 MILLION. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 9-10 SMALL COMPANY PORTFOLIO VS.
CRSP 9-10 INDEX
DECEMBER 1989-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GROWTH OF $10,000
                   U.S. 9-10 SMALL COMPANY PORTFOLIO  CRSP 9-10 INDEX
                                             $10,000          $10,000
Dec-89                                        $9,866           $9,825
Jan-90                                        $9,112           $9,198
Feb-90                                        $9,283           $9,328
Mar-90                                        $9,624           $9,518
Apr-90                                        $9,368           $9,222
May-90                                        $9,894           $9,590
Jun-90                                       $10,036           $9,654
Jul-90                                        $9,653           $9,234
Aug-90                                        $8,402           $8,043
Sep-90                                        $7,705           $7,290
Oct-90                                        $7,265           $6,807
Nov-90                                        $7,592           $7,072
Dec-90                                        $7,739           $7,071
Jan-91                                        $8,390           $7,798
Feb-91                                        $9,323           $8,931
Mar-91                                        $9,957           $9,645
Apr-91                                        $9,991           $9,780
May-91                                       $10,325          $10,039
Jun-91                                        $9,824           $9,645
Jul-91                                       $10,224           $9,985
Aug-91                                       $10,491          $10,289
Sep-91                                       $10,524          $10,420
Oct-91                                       $10,858          $10,661
Nov-91                                       $10,558          $10,290
Dec-91                                       $11,193          $10,721
Jan-92                                       $12,456          $12,208
Feb-92                                       $13,018          $12,864
Mar-92                                       $12,694          $12,562
Apr-92                                       $12,183          $11,973
May-92                                       $12,166          $11,987
Jun-92                                       $11,534          $11,364
Jul-92                                       $11,961          $11,727
Aug-92                                       $11,688          $11,395
Sep-92                                       $11,841          $11,576
Oct-92                                       $12,148          $11,894
Nov-92                                       $13,223          $13,048
Dec-92                                       $13,806          $13,511
Jan-93                                       $14,556          $14,293
Feb-93                                       $14,294          $13,893
Mar-93                                       $14,707          $14,297
Apr-93                                       $14,257          $13,859
May-93                                       $14,745          $14,385
Jun-93                                       $14,689          $14,411
Jul-93                                       $14,933          $14,634
Aug-93                                       $15,439          $15,255
Sep-93                                       $15,927          $15,725
Oct-93                                       $16,677          $16,459
Nov-93                                       $16,385          $16,006
Dec-93                                       $16,703          $16,194
Jan-94                                       $17,735          $16,999
Feb-94                                       $17,694          $16,934
Mar-94                                       $16,905          $16,111
Apr-94                                       $17,007          $15,953
May-94                                       $16,986          $15,940
Jun-94                                       $16,541          $15,518
Jul-94                                       $16,845          $15,596
Aug-94                                       $17,413          $16,293
Sep-94                                       $17,596          $16,555
Oct-94                                       $17,798          $16,653
Nov-94                                       $17,218          $16,010
Dec-94                                       $17,222          $15,821
Jan-95                                       $17,709          $16,265
Feb-95                                       $18,155          $16,794
Mar-95                                       $18,418          $17,096
Apr-95                                       $19,067          $17,568
May-95                                       $19,635          $17,948
Jun-95                                       $20,750          $18,989
Jul-95                                       $22,089          $20,193
Aug-95                                       $22,879          $21,004
Sep-95                                       $23,325          $21,504
Oct-95                                       $22,190          $20,392
Nov-95                                       $22,616          $20,725
Dec-95                                       $23,156          $20,982
Jan-96                                       $23,221          $21,276
Feb-96                                       $24,078          $21,927
Mar-96                                       $24,627          $22,552
Apr-96                                       $26,715          $24,459
May-96                                       $28,716          $26,211
Jun-96                                       $27,045          $24,659
Jul-96                                       $24,494          $22,516
Aug-96                                       $25,660          $23,604
Sep-96                                       $26,407          $24,390
Oct-96                                       $25,945          $23,851
Nov-96                                       $26,692          $24,433
Dec-96                                       $27,237          $24,938
Jan-97                                       $28,381          $26,250
Feb-97                                       $27,796          $25,799
Mar-97                                       $26,434          $24,336
Apr-97                                       $25,704          $23,362
May-97                                       $28,331          $25,939
Jun-97                                       $29,742          $27,270
Jul-97                                       $31,542          $28,808
Aug-97                                       $33,147          $30,116
Sep-97                                       $35,945          $32,968
Oct-97                                       $34,557          $32,012
Nov-97                                       $34,022          $31,359
Dec-97                                       $33,440          $30,914
Jan-98                                       $33,243          $30,861
Feb-98                                       $35,400          $32,848
Mar-98                                       $37,103          $34,504
Apr-98                                       $37,726          $35,415
May-98                                       $35,851          $33,566
Jun-98                                       $35,113          $32,331
Jul-98                                       $32,757          $30,330
Aug-98                                       $26,173          $23,866
Sep-98                                       $27,138          $24,723
Oct-98                                       $28,104          $25,655
Nov-98                                       $30,235          $27,885
Dec-98                                       $30,997          $28,487
Jan-99                                       $31,861          $30,179
Feb-99                                       $29,673          $28,199
Mar-99                                       $28,548          $27,602
Apr-99                                       $31,257          $29,939
May-99                                       $32,467          $30,856
Jun-99                                       $34,311          $32,053
Jul-99                                       $34,627          $32,582
Aug-99                                       $33,965          $31,790
Sep-99                                       $33,215          $31,504
Oct-99                                       $32,926          $31,337
Nov-99                                       $36,123          $34,975

    ANNUALIZED                  ONE         FIVE          TEN
    TOTAL RETURN (%)           YEAR        YEARS         YEARS
    ------------------------------------------------------------
                               19.47       15.97         13.70

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 9-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY
  $200 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF DECILE 9-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX & WILSHIRE REIT-ONLY INDEX
JANUARY 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                        DFA REAL ESTATE  S&P 500 INDEX  WILSHIRE REIT-ONLY INDEX
                   SECURITIES PORTFOLIO
                                $10,000        $10,000                   $10,000
Jan-93                          $10,370        $10,073                   $10,666
Feb-93                          $10,420        $10,209                   $11,360
Mar-93                          $10,779        $10,428                   $12,144
Apr-93                          $10,339        $10,173                   $11,412
May-93                          $10,350        $10,448                   $11,202
Jun-93                          $10,660        $10,482                   $11,627
Jul-93                          $10,941        $10,433                   $11,752
Aug-93                          $11,341        $10,830                   $12,029
Sep-93                          $11,851        $10,750                   $12,511
Oct-93                          $11,691        $10,968                   $12,125
Nov-93                          $11,109        $10,865                   $11,507
Dec-93                          $11,546        $10,999                   $11,514
Jan-94                          $11,801        $11,367                   $11,792
Feb-94                          $11,740        $11,061                   $12,316
Mar-94                          $11,096        $10,579                   $11,816
Apr-94                          $11,065        $10,717                   $11,978
May-94                          $11,004        $10,892                   $12,226
Jun-94                          $10,729        $10,623                   $11,981
Jul-94                          $10,760        $10,974                   $11,915
Aug-94                          $10,944        $11,421                   $11,918
Sep-94                          $10,588        $11,146                   $11,749
Oct-94                          $10,148        $11,401                   $11,268
Nov-94                           $9,804        $10,982                   $10,882
Dec-94                          $10,577        $11,143                   $11,820
Jan-95                          $10,278        $11,432                   $11,414
Feb-95                          $10,449        $11,876                   $11,600
Mar-95                          $10,428        $12,228                   $11,584
Apr-95                          $10,375        $12,583                   $11,505
May-95                          $10,791        $13,080                   $11,981
Jun-95                          $11,015        $13,388                   $12,222
Jul-95                          $11,143        $13,834                   $12,391
Aug-95                          $11,218        $13,871                   $12,505
Sep-95                          $11,410        $14,452                   $12,750
Oct-95                          $11,047        $14,402                   $12,359
Nov-95                          $11,178        $15,035                   $12,504
Dec-95                          $11,854        $15,313                   $13,266
Jan-96                          $11,967        $15,840                   $13,429
Feb-96                          $12,115        $15,992                   $13,618
Mar-96                          $12,125        $16,146                   $13,624
Apr-96                          $12,115        $16,383                   $13,593
May-96                          $12,375        $16,806                   $13,917
Jun-96                          $12,601        $16,875                   $14,182
Jul-96                          $12,658        $16,124                   $14,202
Aug-96                          $13,111        $16,466                   $14,774
Sep-96                          $13,395        $17,391                   $15,138
Oct-96                          $13,723        $17,868                   $15,539
Nov-96                          $14,335        $19,224                   $16,281
Dec-96                          $15,864        $18,847                   $18,180
Jan-97                          $15,959        $20,017                   $18,289
Feb-97                          $15,900        $20,179                   $18,225
Mar-97                          $15,996        $19,340                   $18,363
Apr-97                          $15,484        $20,495                   $17,691
May-97                          $15,938        $21,753                   $18,220
Jun-97                          $16,784        $22,723                   $19,222
Jul-97                          $17,225        $24,527                   $19,743
Aug-97                          $17,143        $23,164                   $19,631
Sep-97                          $18,704        $24,433                   $21,525
Oct-97                          $18,181        $23,617                   $20,838
Nov-97                          $18,515        $24,710                   $21,268
Dec-97                          $18,937        $25,135                   $21,755
Jan-98                          $18,712        $25,414                   $21,496
Feb-98                          $18,399        $27,247                   $21,057
Mar-98                          $18,889        $28,642                   $21,537
Apr-98                          $18,286        $28,931                   $20,799
May-98                          $18,173        $28,434                   $20,645
Jun-98                          $18,186        $29,588                   $20,641
Jul-98                          $16,982        $29,274                   $19,183
Aug-98                          $15,428        $25,041                   $17,382
Sep-98                          $16,406        $26,646                   $18,444
Oct-98                          $16,055        $28,813                   $18,088
Nov-98                          $16,293        $30,559                   $18,385
Dec-98                          $16,025        $32,319                   $18,065
Jan-99                          $15,708        $33,670                   $17,588
Feb-99                          $15,603        $32,623                   $17,328
Mar-99                          $15,497        $33,928                   $17,324
Apr-99                          $16,963        $35,241                   $18,994
May-99                          $17,412        $34,409                   $19,500
Jun-99                          $17,121        $36,319                   $19,154
Jul-99                          $16,580        $35,186                   $18,503
Aug-99                          $16,435        $35,010                   $18,370
Sep-99                          $15,721        $34,050                   $17,571
Oct-99                          $15,404        $36,206                   $17,202
Nov-99                          $15,193        $36,941                   $16,959

    ANNUALIZED                      ONE             FIVE            FROM
    TOTAL RETURN (%)               YEAR            YEARS        JANUARY 1993
    ------------------------------------------------------------------------
                                   -6.75            9.16            6.23

- THE PORTFOLIO INVESTS IN EQUITY REITS. THE PORTFOLIO INVESTS ON A MARKET CAP-WEIGHTED BASIS.

- THE PORTFOLIO DOES NOT PURCHASE HEALTH CARE REITS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF U.S. EQUITY REITS.

Past performance is not predictive of future performance.

S&P 500 Index is courtesty of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbolson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Valshire REIT-only Index courtesty of Valshire Associates Incorporated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
AUGUST 1991-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   LARGE CAP INTERNATIONAL PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                             $10,000                          $10,000
Aug-91                                        $9,865                           $9,797
Sep-91                                       $10,338                          $10,350
Oct-91                                       $10,636                          $10,497
Nov-91                                       $10,288                          $10,006
Dec-91                                       $10,880                          $10,524
Jan-92                                       $10,540                          $10,300
Feb-92                                       $10,073                           $9,931
Mar-92                                        $9,402                           $9,275
Apr-92                                        $9,392                           $9,319
May-92                                        $9,966                           $9,942
Jun-92                                        $9,539                           $9,471
Jul-92                                        $9,412                           $9,229
Aug-92                                       $10,121                           $9,807
Sep-92                                        $9,868                           $9,614
Oct-92                                        $9,295                           $9,109
Nov-92                                        $9,363                           $9,195
Dec-92                                        $9,451                           $9,243
Jan-93                                        $9,362                           $9,242
Feb-93                                        $9,607                           $9,521
Mar-93                                       $10,364                          $10,351
Apr-93                                       $11,090                          $11,334
May-93                                       $11,326                          $11,573
Jun-93                                       $11,130                          $11,392
Jul-93                                       $11,494                          $11,791
Aug-93                                       $12,103                          $12,428
Sep-93                                       $11,819                          $12,148
Oct-93                                       $12,143                          $12,522
Nov-93                                       $11,194                          $11,428
Dec-93                                       $11,894                          $12,253
Jan-94                                       $12,730                          $13,288
Feb-94                                       $12,362                          $13,251
Mar-94                                       $12,004                          $12,680
Apr-94                                       $12,432                          $13,217
May-94                                       $12,313                          $13,142
Jun-94                                       $12,503                          $13,327
Jul-94                                       $12,661                          $13,457
Aug-94                                       $12,970                          $13,776
Sep-94                                       $12,502                          $13,342
Oct-94                                       $13,010                          $13,786
Nov-94                                       $12,398                          $13,123
Dec-94                                       $12,525                          $13,205
Jan-95                                       $12,164                          $12,698
Feb-95                                       $12,079                          $12,663
Mar-95                                       $12,886                          $13,452
Apr-95                                       $13,342                          $13,958
May-95                                       $13,183                          $13,791
Jun-95                                       $12,981                          $13,549
Jul-95                                       $13,715                          $14,393
Aug-95                                       $13,173                          $13,844
Sep-95                                       $13,396                          $14,114
Oct-95                                       $13,204                          $13,735
Nov-95                                       $13,559                          $14,117
Dec-95                                       $14,159                          $14,685
Jan-96                                       $14,126                          $14,746
Feb-96                                       $14,082                          $14,796
Mar-96                                       $14,374                          $15,111
Apr-96                                       $14,762                          $15,551
May-96                                       $14,579                          $15,265
Jun-96                                       $14,665                          $15,350
Jul-96                                       $14,244                          $14,902
Aug-96                                       $14,308                          $14,935
Sep-96                                       $14,729                          $15,332
Oct-96                                       $14,599                          $15,175
Nov-96                                       $15,278                          $15,779
Dec-96                                       $15,057                          $15,576
Jan-97                                       $14,385                          $15,031
Feb-97                                       $14,605                          $15,277
Mar-97                                       $14,804                          $15,332
Apr-97                                       $14,925                          $15,413
May-97                                       $15,871                          $16,417
Jun-97                                       $16,971                          $17,321
Jul-97                                       $17,268                          $17,602
Aug-97                                       $16,080                          $16,287
Sep-97                                       $17,125                          $17,199
Oct-97                                       $15,716                          $15,878
Nov-97                                       $15,705                          $15,716
Dec-97                                       $15,886                          $15,853
Jan-98                                       $16,469                          $16,578
Feb-98                                       $17,365                          $17,642
Mar-98                                       $17,946                          $18,185
Apr-98                                       $18,058                          $18,329
May-98                                       $18,068                          $18,239
Jun-98                                       $18,292                          $18,378
Jul-98                                       $18,415                          $18,563
Aug-98                                       $16,220                          $16,263
Sep-98                                       $15,704                          $15,766
Oct-98                                       $17,273                          $17,408
Nov-98                                       $18,237                          $18,300
Dec-98                                       $18,778                          $19,023
Jan-99                                       $18,664                          $18,966
Feb-99                                       $18,253                          $18,514
Mar-99                                       $19,084                          $19,286
Apr-99                                       $19,857                          $20,067
May-99                                       $18,832                          $19,034
Jun-99                                       $19,651                          $19,776
Jul-99                                       $20,209                          $20,364
Aug-99                                       $20,347                          $20,439
Sep-99                                       $20,495                          $20,645
Oct-99                                       $21,280                          $21,409
Nov-99                                       $22,089                          $22,152

                                ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        AUGUST 1991
    ---------------------------------------------------------------
                               21.12       12.24           9.98

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 20 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET CAP WEIGHTED. COUNTRY WEIGHTING IS DESIGNED TO REFLECT EACH COUNTRY'S MARKET CAPITALIZATION RELATIVE TO THE OVERALL INDEX, ADJUSTED TO REFLECT CROSS-OWNERSHIP.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MAY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   TAX-MANAGED DFA INTERNATIONAL VALUE  MSCI EAFE INDEX (NET DIVIDENDS)
                                               $10,000                          $10,000
May-99                                          $9,529                           $9,485
Jun-99                                          $9,930                           $9,855
Jul-99                                         $10,321                          $10,148
Aug-99                                         $10,472                          $10,185
Sep-99                                         $10,512                          $10,288
Oct-99                                         $10,461                          $10,669
Nov-99                                         $10,261                          $11,039

                                 FROM
    TOTAL RETURN (%)           MAY 1999
    ------------------------------------
                                 2.61

- THE PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  INTERNATIONAL SMALL COMPANY PORTFOLIO  SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
                                                  $9,930                                          $10,000
Oct-96                                            $9,841                                           $9,961
Nov-96                                            $9,890                                          $10,124
Dec-96                                            $9,569                                           $9,938
Jan-97                                            $9,350                                           $9,723
Feb-97                                            $9,460                                           $9,887
Mar-97                                            $9,281                                           $9,755
Apr-97                                            $9,082                                           $9,609
May-97                                            $9,739                                          $10,225
Jun-97                                            $9,918                                          $10,456
Jul-97                                            $9,510                                          $10,298
Aug-97                                            $9,083                                           $9,858
Sep-97                                            $8,864                                          $10,034
Oct-97                                            $8,466                                           $9,637
Nov-97                                            $7,779                                           $9,207
Dec-97                                            $7,299                                           $9,003
Jan-98                                            $7,814                                           $9,379
Feb-98                                            $8,611                                          $10,078
Mar-98                                            $8,763                                          $10,552
Apr-98                                            $8,652                                          $10,632
May-98                                            $8,641                                          $10,830
Jun-98                                            $8,359                                          $10,514
Jul-98                                            $8,167                                          $10,441
Aug-98                                            $7,259                                           $9,161
Sep-98                                            $7,027                                           $8,923
Oct-98                                            $7,471                                           $9,553
Nov-98                                            $7,895                                           $9,859
Dec-98                                            $7,898                                          $10,097
Jan-99                                            $7,774                                          $10,066
Feb-99                                            $7,631                                           $9,871
Mar-99                                            $7,950                                          $10,241
Apr-99                                            $8,702                                          $10,795
May-99                                            $8,661                                          $10,512
Jun-99                                            $9,278                                          $10,870
Jul-99                                            $9,515                                          $11,277
Aug-99                                            $9,618                                          $11,451
Sep-99                                            $9,566                                          $11,423
Oct-99                                            $9,453                                          $11,309
Nov-99                                            $9,402                                          $11,696

    ANNUALIZED                  ONE           FROM
    TOTAL RETURN (%)           YEAR       OCTOBER 1996
    --------------------------------------------------
                               18.28         -1.93

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 25% IN THE JAPANESE SMALL COMPANY SERIES, 15% IN THE PACIFIC RIM SMALL COMPANY SERIES, 40% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 20% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
DECEMBER 1989-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                        JAPANESE       SALOMON SMITH
                   SMALL COMPANY     BARNEY EXTENDED  JAPANESE LARGE
                       PORTFOLIO  MARKET INDEX-JAPAN  COMPANY STOCKS
                          $9,900             $10,000         $10,000
Dec-89                   $10,303             $10,443         $10,026
Jan-90                   $10,119             $10,231          $9,381
Feb-90                    $9,771              $9,665          $8,423
Mar-90                    $8,252              $8,140          $6,805
Apr-90                    $7,523              $7,599          $6,870
May-90                    $8,983              $8,923          $7,850
Jun-90                    $9,066              $8,997          $7,470
Jul-90                    $9,493              $9,448          $7,395
Aug-90                    $8,059              $8,115          $6,651
Sep-90                    $6,747              $6,619          $5,567
Oct-90                    $8,845              $8,513          $6,952
Nov-90                    $7,017              $7,048          $6,084
Dec-90                    $6,866              $6,875          $6,398
Jan-91                    $6,555              $6,693          $6,584
Feb-91                    $8,047              $7,975          $7,367
Mar-91                    $7,828              $7,780          $6,900
Apr-91                    $8,107              $8,020          $7,127
May-91                    $7,975              $7,857          $7,071
Jun-91                    $7,437              $7,466          $6,562
Jul-91                    $7,417              $7,410          $6,779
Aug-91                    $6,597              $6,642          $6,400
Sep-91                    $7,440              $7,438          $6,960
Oct-91                    $7,981              $7,775          $7,299
Nov-91                    $7,130              $7,013          $6,750
Dec-91                    $7,354              $7,247          $6,963
Jan-92                    $7,096              $6,954          $6,651
Feb-92                    $6,762              $6,621          $6,091
Mar-92                    $5,999              $5,879          $5,432
Apr-92                    $5,405              $5,336          $5,099
May-92                    $6,145              $5,982          $5,515
Jun-92                    $5,576              $5,487          $5,011
Jul-92                    $5,147              $5,085          $4,945
Aug-92                    $5,846              $5,810          $5,827
Sep-92                    $5,797              $5,693          $5,685
Oct-92                    $5,458              $5,392          $5,429
Nov-92                    $5,489              $5,455          $5,571
Dec-92                    $5,434              $5,383          $5,493
Jan-93                    $5,318              $5,291          $5,460
Feb-93                    $5,602              $5,560          $5,698
Mar-93                    $6,499              $6,388          $6,502
Apr-93                    $7,633              $7,446          $7,632
May-93                    $8,641              $8,201          $7,849
Jun-93                    $8,167              $7,795          $7,742
Jul-93                    $8,480              $8,132          $8,265
Aug-93                    $8,614              $8,323          $8,447
Sep-93                    $8,155              $8,010          $8,015
Oct-93                    $7,487              $7,432          $7,995
Nov-93                    $6,013              $6,152          $6,681
Dec-93                    $6,204              $6,289          $6,869
Jan-94                    $7,441              $7,318          $8,025
Feb-94                    $7,814              $7,711          $8,368
Mar-94                    $7,968              $7,807          $8,015
Apr-94                    $8,282              $8,105          $8,332
May-94                    $8,365              $8,154          $8,527
Jun-94                    $9,073              $8,803          $8,964
Jul-94                    $8,747              $8,548          $8,640
Aug-94                    $8,642              $8,430          $8,700
Sep-94                    $8,251              $8,142          $8,472
Oct-94                    $8,470              $8,267          $8,725
Nov-94                    $7,791              $7,664          $8,284
Dec-94                    $8,033              $7,861          $8,392
Jan-95                    $7,759              $7,517          $7,848
Feb-95                    $7,244              $7,028          $7,511
Mar-95                    $7,660              $7,540          $8,191
Apr-95                    $7,934              $7,759          $8,603
May-95                    $7,110              $7,083          $8,057
Jun-95                    $6,732              $6,759          $7,695
Jul-95                    $7,283              $7,213          $8,258
Aug-95                    $7,289              $7,060          $7,980
Sep-95                    $7,038              $6,942          $7,989
Oct-95                    $6,789              $6,646          $7,592
Nov-95                    $7,282              $6,958          $8,037
Dec-95                    $7,746              $7,331          $8,459
Jan-96                    $7,912              $7,377          $8,338
Feb-96                    $7,766              $7,267          $8,192
Mar-96                    $8,038              $7,468          $8,476
Apr-96                    $8,879              $8,176          $8,967
May-96                    $8,516              $7,800          $8,511
Jun-96                    $8,421              $7,790          $8,550
Jul-96                    $7,763              $7,351          $8,160
Aug-96                    $7,545              $7,043          $7,797
Sep-96                    $7,575              $7,103          $8,061
Oct-96                    $7,042              $6,649          $7,530
Nov-96                    $6,825              $6,495          $7,677
Dec-96                    $5,981              $5,843          $7,164
Jan-97                    $5,401              $5,297          $6,374
Feb-97                    $5,356              $5,294          $6,518
Mar-97                    $4,967              $4,996          $6,318
Apr-97                    $4,883              $4,993          $6,536
May-97                    $5,693              $5,719          $7,269
Jun-97                    $5,783              $5,889          $7,803
Jul-97                    $5,123              $5,434          $7,562
Aug-97                    $4,571              $4,868          $6,889
Sep-97                    $3,880              $4,408          $6,811
Oct-97                    $3,981              $4,390          $6,180
Nov-97                    $3,282              $3,777          $5,798
Dec-97                    $2,705              $3,265          $5,481
Jan-98                    $3,451              $3,862          $5,956
Feb-98                    $3,726              $3,994          $5,990
Mar-98                    $3,391              $3,757          $5,584
Apr-98                    $3,215              $3,642          $5,562
May-98                    $3,078              $3,520          $5,256
Jun-98                    $3,149              $3,560          $5,332
Jul-98                    $3,117              $3,522          $5,263
Aug-98                    $2,782              $3,256          $4,666
Sep-98                    $2,631              $3,194          $4,540
Oct-98                    $2,959              $3,622          $5,304
Nov-98                    $3,205              $3,752          $5,546
Dec-98                    $3,139              $3,876          $5,762
Jan-99                    $3,214              $3,867          $5,803
Feb-99                    $3,090              $3,747          $5,676
Mar-99                    $3,448              $4,195          $6,465
Apr-99                    $3,803              $4,394          $6,735
May-99                    $3,632              $4,233          $6,358
Jun-99                    $3,976              $4,556          $6,962
Jul-99                    $4,165              $4,885          $7,658
Aug-99                    $4,242              $5,104          $7,606
Sep-99                    $4,250              $5,306          $8,068
Oct-99                    $4,179              $5,302          $8,415
Nov-99                    $3,941              $5,284          $8,777

    ANNUALIZED                  ONE         FIVE          TEN
    TOTAL RETURN (%)           YEAR        YEARS         YEARS
    ------------------------------------------------------------
                               22.35       -12.92        -8.89

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST SECTION OF TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL CAP COMPANIES IN JAPAN.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN JAPANESE LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

Japanese Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
FEBRUARY 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                     SALOMON SMITH
                     PACIFIC RIM   BARNEY EXTENDED    PACIFIC RIM
                   SMALL COMPANY  MARKET INDEX-PAC  LARGE COMPANY
                       PORTFOLIO     RIM EX. JAPAN
                          $9,850           $10,000        $10,000
Feb-93                   $10,580           $11,007        $10,770
Mar-93                   $11,125           $11,447        $10,953
Apr-93                   $12,215           $12,162        $11,512
May-93                   $13,218           $12,917        $11,949
Jun-93                   $12,848           $12,323        $11,591
Jul-93                   $13,082           $12,722        $11,996
Aug-93                   $13,422           $13,442        $12,908
Sep-93                   $13,967           $13,572        $13,153
Oct-93                   $15,777           $15,990        $15,284
Nov-93                   $16,128           $15,906        $14,826
Dec-93                   $18,749           $18,878        $17,909
Jan-94                   $17,716           $18,347        $17,426
Feb-94                   $17,904           $18,109        $16,572
Mar-94                   $16,013           $15,950        $14,782
Apr-94                   $16,427           $16,193        $15,462
May-94                   $16,436           $16,180        $15,972
Jun-94                   $15,983           $15,410        $15,270
Jul-94                   $16,435           $16,092        $16,079
Aug-94                   $17,390           $16,813        $17,156
Sep-94                   $17,981           $16,850        $16,710
Oct-94                   $18,139           $16,697        $16,978
Nov-94                   $16,817           $15,217        $15,619
Dec-94                   $16,487           $14,940        $15,385
Jan-95                   $14,728           $13,451        $14,062
Feb-95                   $15,261           $14,292        $15,370
Mar-95                   $15,315           $14,226        $15,539
Apr-95                   $15,070           $14,372        $15,741
May-95                   $15,593           $14,942        $16,811
Jun-95                   $15,657           $14,849        $16,492
Jul-95                   $16,670           $15,775        $17,168
Aug-95                   $16,361           $15,575        $16,721
Sep-95                   $16,500           $15,698        $16,939
Oct-95                   $15,999           $15,218        $16,634
Nov-95                   $15,765           $15,277        $16,784
Dec-95                   $16,016           $15,800        $17,438
Jan-96                   $17,122           $17,283        $18,589
Feb-96                   $17,223           $17,639        $18,868
Mar-96                   $17,494           $17,854        $19,113
Apr-96                   $18,893           $18,603        $19,648
May-96                   $18,351           $18,340        $19,452
Jun-96                   $17,843           $18,302        $19,082
Jul-96                   $17,245           $17,500        $18,128
Aug-96                   $17,742           $18,527        $18,944
Sep-96                   $18,013           $18,920        $19,437
Oct-96                   $18,206           $19,308        $19,961
Nov-96                   $18,770           $20,540        $21,039
Dec-96                   $18,316           $20,606        $21,081
Jan-97                   $18,706           $20,651        $20,828
Feb-97                   $19,744           $21,737        $21,120
Mar-97                   $18,866           $20,770        $20,148
Apr-97                   $18,415           $20,357        $19,745
May-97                   $19,098           $21,191        $20,970
Jun-97                   $19,257           $21,477        $21,431
Jul-97                   $19,172           $21,479        $21,388
Aug-97                   $18,096           $19,911        $18,415
Sep-97                   $17,291           $19,410        $19,041
Oct-97                   $13,079           $14,786        $15,005
Nov-97                   $11,626           $13,577        $14,539
Dec-97                   $10,605           $13,047        $14,583
Jan-98                    $9,485           $11,696        $13,693
Feb-98                   $12,076           $13,768        $15,802
Mar-98                   $11,658           $13,297        $15,628
Apr-98                   $10,592           $12,603        $14,534
May-98                    $9,216           $11,278        $12,907
Jun-98                    $7,894           $10,086        $12,132
Jul-98                    $7,367            $9,811        $11,720
Aug-98                    $6,220            $8,226        $10,138
Sep-98                    $6,638            $9,238        $11,070
Oct-98                    $7,785           $10,696        $13,218
Nov-98                    $8,838           $11,505        $13,839
Dec-98                    $8,582           $11,190        $13,687
Jan-99                    $8,569           $11,057        $13,783
Feb-99                    $8,205           $11,012        $13,645
Mar-99                    $8,513           $11,759        $14,723
Apr-99                   $10,721           $13,505        $17,167
May-99                   $11,407           $12,985        $15,948
Jun-99                   $13,686           $14,152        $17,272
Jul-99                   $13,308           $14,123        $17,116
Aug-99                   $13,153           $13,887        $16,729
Sep-99                   $12,930           $13,738        $16,426
Oct-99                   $12,944           $13,468        $16,735
Nov-99                   $13,643           $14,259        $18,131

    ANNUALIZED                      ONE             FIVE            FROM
    TOTAL RETURN (%)               YEAR            YEARS        FEBRUARY 1993
    -------------------------------------------------------------------------
                                   52.83           -4.39           -4.65

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, MALAYSIA, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE PACIFIC RIM REGION.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN PACIFIC RIM LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

Pacific Rim Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
DECEMBER 1989-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                            SALOMON SMITH BARNEY
                            UNITED KINGDOM       EXTENDED MARKET  UNITED KINGDOM LARGE
                   SMALL COMPANY PORTFOLIO  INDEX-UNITED KINGDOM        COMPANY STOCKS
                                    $9,850               $10,000               $10,000
Dec-89                             $10,293               $10,771               $10,865
Jan-90                             $10,826               $11,055               $11,037
Feb-90                             $10,562               $10,496               $10,719
Mar-90                             $10,052               $10,212               $10,428
Apr-90                              $9,429                $9,603                $9,762
May-90                             $10,165               $10,812               $11,109
Jun-90                             $10,911               $11,616               $11,776
Jul-90                             $11,510               $12,176               $12,356
Aug-90                             $10,354               $10,946               $11,564
Sep-90                              $9,291                $9,864               $10,531
Oct-90                              $9,759               $10,680               $11,327
Nov-90                              $9,631               $10,948               $11,768
Dec-90                              $9,607               $11,037               $11,786
Jan-91                              $9,333               $11,040               $12,087
Feb-91                             $10,297               $12,373               $13,066
Mar-91                             $10,313               $11,879               $12,369
Apr-91                             $10,282               $11,844               $12,456
May-91                             $10,038               $11,394               $12,356
Jun-91                              $9,237               $10,602               $11,402
Jul-91                              $9,668               $11,591               $12,702
Aug-91                             $10,013               $12,067               $13,032
Sep-91                             $11,069               $12,903               $13,658
Oct-91                             $10,967               $12,452               $13,296
Nov-91                             $10,840               $11,978               $12,732
Dec-91                             $11,025               $12,480               $13,811
Jan-92                             $10,879               $12,616               $13,713
Feb-92                             $10,826               $12,620               $13,514
Mar-92                             $10,282               $11,812               $12,623
Apr-92                             $11,428               $13,890               $14,398
May-92                             $12,412               $14,690               $15,207
Jun-92                             $11,914               $14,253               $14,745
Jul-92                             $10,722               $12,982               $14,056
Aug-92                             $10,360               $12,783               $14,027
Sep-92                              $9,790               $12,401               $13,881
Oct-92                              $8,676               $11,398               $12,757
Nov-92                              $8,571               $11,621               $12,912
Dec-92                              $9,486               $12,585               $13,460
Jan-93                             $10,083               $12,816               $13,250
Feb-93                              $9,898               $12,637               $12,989
Mar-93                             $10,690               $13,813               $14,004
Apr-93                             $11,422               $14,529               $14,464
May-93                             $11,564               $14,555               $14,577
Jun-93                             $11,363               $14,179               $14,355
Jul-93                             $11,167               $14,423               $14,319
Aug-93                             $12,084               $15,449               $15,339
Sep-93                             $12,040               $15,209               $15,197
Oct-93                             $12,079               $15,517               $15,729
Nov-93                             $11,692               $15,251               $15,668
Dec-93                             $12,391               $16,461               $16,904
Jan-94                             $14,072               $18,118               $17,826
Feb-94                             $14,011               $17,499               $16,998
Mar-94                             $13,204               $16,590               $15,965
Apr-94                             $13,680               $16,995               $16,468
May-94                             $13,254               $16,052               $15,654
Jun-94                             $12,850               $15,810               $15,659
Jul-94                             $13,165               $16,703               $16,567
Aug-94                             $13,624               $17,578               $17,434
Sep-94                             $13,442               $16,657               $16,675
Oct-94                             $13,696               $17,370               $17,649
Nov-94                             $13,078               $16,626               $16,862
Dec-94                             $12,966               $16,745               $16,828
Jan-95                             $12,927               $16,554               $16,583
Feb-95                             $12,724               $16,468               $16,705
Mar-95                             $13,254               $17,235               $17,883
Apr-95                             $13,594               $17,645               $18,246
May-95                             $14,063               $18,201               $18,684
Jun-95                             $14,023               $18,046               $18,701
Jul-95                             $14,628               $19,430               $19,722
Aug-95                             $14,610               $19,355               $19,379
Sep-95                             $14,904               $20,032               $20,032
Oct-95                             $14,701               $19,778               $20,116
Nov-95                             $14,176               $19,467               $20,110
Dec-95                             $14,359               $20,030               $20,649
Jan-96                             $14,422               $20,090               $20,607
Feb-96                             $14,933               $20,922               $20,927
Mar-96                             $15,381               $21,637               $21,061
Apr-96                             $16,113               $22,634               $21,604
May-96                             $16,706               $23,121               $21,989
Jun-96                             $16,554               $22,670               $21,758
Jul-96                             $15,999               $22,047               $21,714
Aug-96                             $16,548               $23,107               $22,863
Sep-96                             $16,667               $23,147               $23,293
Oct-96                             $17,469               $24,322               $24,471
Nov-96                             $17,967               $25,101               $25,680
Dec-96                             $18,637               $25,962               $26,638
Jan-97                             $18,406               $25,339               $25,799
Feb-97                             $19,017               $26,236               $26,568
Mar-97                             $19,146               $26,065               $26,911
Apr-97                             $18,827               $25,570               $27,123
May-97                             $18,731               $25,652               $28,192
Jun-97                             $18,526               $25,772               $28,615
Jul-97                             $17,915               $25,584               $29,625
Aug-97                             $18,377               $26,236               $29,183
Sep-97                             $19,042               $27,514               $31,469
Oct-97                             $19,715               $27,820               $30,506
Nov-97                             $19,484               $27,978               $30,640
Dec-97                             $19,295               $28,051               $31,587
Jan-98                             $19,395               $28,452               $33,043
Feb-98                             $20,127               $30,279               $35,250
Mar-98                             $21,785               $33,049               $37,379
Apr-98                             $21,855               $33,644               $37,495
May-98                             $22,665               $34,610               $36,801
Jun-98                             $21,840               $33,166               $36,945
Jul-98                             $20,220               $32,092               $36,139
Aug-98                             $18,196               $28,806               $33,151
Sep-98                             $17,363               $27,890               $32,398
Oct-98                             $16,974               $28,707               $34,157
Nov-98                             $16,841               $29,123               $35,367
Dec-98                             $17,136               $29,289               $36,336
Jan-99                             $17,420               $30,150               $36,190
Feb-99                             $17,997               $30,789               $37,041
Mar-99                             $19,057               $32,055               $38,478
Apr-99                             $20,315               $34,045               $40,240
May-99                             $20,201               $33,065               $38,268
Jun-99                             $20,702               $33,561               $38,452
Jul-99                             $22,035               $35,212               $39,267
Aug-99                             $22,736               $35,219               $39,322
Sep-99                             $22,320               $34,201               $38,803
Oct-99                             $22,027               $33,592               $39,766
Nov-99                             $22,917               $36,407               $41,078

    ANNUALIZED                  ONE         FIVE          TEN
    TOTAL RETURN (%)           YEAR        YEARS         YEARS
    ------------------------------------------------------------
                               36.08       11.54          8.65

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE LOWER HALF BY MARKET CAP OF COMPANIES TRADED ON THE INTERNATIONAL STOCK EXCHANGE OF THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE UNITED KINGDOM.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN UNITED KINGDOM LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.

United Kingdom Large Company Stocks courtesy of Financial Times--Actuaries All Share Index.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
DECEMBER 1989-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                              SALOMON SMITH BARNEY
                   CONTINENTAL SMALL  EXTENDED MARKET INDEX-EUROPE  CONTINENTAL LARGE
                   COMPANY PORTFOLIO            EX. UNITED KINGDOM     COMPANY STOCKS
                              $9,850                       $10,000            $10,000
Dec-89                       $10,633                       $10,734            $11,118
Jan-90                       $10,583                       $10,671            $11,038
Feb-90                       $10,401                       $10,343            $10,800
Mar-90                       $10,878                       $10,925            $11,208
Apr-90                       $11,148                       $11,109            $11,130
May-90                       $11,463                       $11,537            $11,687
Jun-90                       $11,858                       $11,910            $11,957
Jul-90                       $12,586                       $12,599            $12,461
Aug-90                       $11,155                       $10,950            $10,926
Sep-90                        $9,987                        $9,483             $9,465
Oct-90                       $10,571                       $10,255            $10,291
Nov-90                       $10,195                        $9,965            $10,128
Dec-90                       $10,200                        $9,927             $9,944
Jan-91                        $9,913                        $9,862            $10,259
Feb-91                       $10,593                       $10,625            $11,206
Mar-91                        $9,730                        $9,835            $10,357
Apr-91                        $9,730                        $9,849            $10,272
May-91                        $9,769                        $9,843            $10,733
Jun-91                        $9,201                        $9,276             $9,841
Jul-91                        $9,403                        $9,525            $10,235
Aug-91                        $9,403                        $9,549            $10,376
Sep-91                        $9,684                        $9,815            $10,637
Oct-91                        $9,377                        $9,486            $10,452
Nov-91                        $9,267                        $9,285            $10,384
Dec-91                        $9,780                        $9,736            $11,152
Jan-92                        $9,619                        $9,758            $11,226
Feb-92                        $9,570                        $9,816            $11,386
Mar-92                        $9,450                        $9,682            $11,151
Apr-92                        $9,407                        $9,704            $11,331
May-92                        $9,771                       $10,140            $11,982
Jun-92                        $9,813                       $10,133            $11,922
Jul-92                        $9,568                        $9,781            $11,518
Aug-92                        $9,604                        $9,695            $11,481
Sep-92                        $9,049                        $9,199            $11,309
Oct-92                        $8,335                        $8,411            $10,597
Nov-92                        $7,984                        $8,233            $10,512
Dec-92                        $7,840                        $8,178            $10,628
Jan-93                        $8,085                        $8,526            $10,819
Feb-93                        $8,085                        $8,823            $11,197
Mar-93                        $8,518                        $9,348            $11,634
Apr-93                        $8,893                        $9,638            $11,844
May-93                        $8,907                        $9,776            $12,009
Jun-93                        $8,438                        $9,339            $11,805
Jul-93                        $8,402                        $9,580            $11,900
Aug-93                        $9,318                       $10,483            $13,078
Sep-93                        $9,339                       $10,500            $13,104
Oct-93                        $9,411                       $10,925            $13,680
Nov-93                        $9,201                       $10,637            $13,188
Dec-93                        $9,823                       $11,418            $14,190
Jan-94                       $10,564                       $12,242            $14,971
Feb-94                       $10,704                       $12,102            $14,567
Mar-94                       $11,048                       $12,182            $14,479
Apr-94                       $11,474                       $12,578            $15,131
May-94                       $11,305                       $12,310            $14,571
Jun-94                       $11,195                       $12,127            $14,323
Jul-94                       $11,474                       $12,615            $15,068
Aug-94                       $11,591                       $12,730            $15,354
Sep-94                       $11,335                       $12,488            $14,801
Oct-94                       $11,342                       $12,726            $15,334
Nov-94                       $10,876                       $12,130            $14,798
Dec-94                       $10,905                       $12,236            $14,931
Jan-95                       $10,831                       $12,152            $14,886
Feb-95                       $11,031                       $12,507            $15,362
Mar-95                       $11,194                       $12,630            $15,854
Apr-95                       $11,417                       $13,160            $16,520
May-95                       $11,603                       $13,539            $16,850
Jun-95                       $11,760                       $13,872            $17,086
Jul-95                       $12,050                       $14,359            $17,958
Aug-95                       $11,464                       $13,594            $17,131
Sep-95                       $11,470                       $13,868            $17,663
Oct-95                       $11,099                       $13,576            $17,557
Nov-95                       $10,731                       $13,315            $17,697
Dec-95                       $10,907                       $13,675            $18,316
Jan-96                       $11,132                       $13,930            $18,518
Feb-96                       $11,613                       $14,437            $18,962
Mar-96                       $11,798                       $14,621            $19,361
Apr-96                       $11,798                       $14,675            $19,399
May-96                       $12,070                       $15,074            $19,516
Jun-96                       $12,174                       $15,442            $19,886
Jul-96                       $11,910                       $15,131            $19,469
Aug-96                       $11,957                       $15,460            $19,839
Sep-96                       $11,797                       $15,424            $20,236
Oct-96                       $12,006                       $15,509            $20,478
Nov-96                       $12,231                       $15,891            $21,461
Dec-96                       $12,470                       $16,172            $21,719
Jan-97                       $12,765                       $16,476            $22,153
Feb-97                       $12,790                       $16,639            $22,264
Mar-97                       $13,242                       $17,165            $23,244
Apr-97                       $12,877                       $16,810            $22,872
May-97                       $13,398                       $17,655            $23,832
Jun-97                       $13,857                       $18,254            $25,453
Jul-97                       $13,823                       $18,482            $26,649
Aug-97                       $13,597                       $17,759            $24,624
Sep-97                       $14,560                       $19,055            $27,136
Oct-97                       $14,144                       $18,307            $25,670
Nov-97                       $13,822                       $18,219            $26,209
Dec-97                       $13,929                       $18,519            $27,153
Jan-98                       $14,432                       $19,229            $28,212
Feb-98                       $15,503                       $20,852            $30,553
Mar-98                       $16,982                       $22,566            $32,998
Apr-98                       $17,654                       $23,168            $33,889
May-98                       $18,583                       $24,556            $35,414
Jun-98                       $18,099                       $23,959            $35,732
Jul-98                       $18,166                       $24,465            $37,054
Aug-98                       $16,261                       $21,142            $31,607
Sep-98                       $15,493                       $20,085            $30,090
Oct-98                       $15,938                       $21,268            $32,768
Nov-98                       $16,507                       $22,027            $34,636
Dec-98                       $16,654                       $22,816            $36,333
Jan-99                       $15,798                       $22,353            $36,152
Feb-99                       $15,494                       $21,553            $34,525
Mar-99                       $15,256                       $21,372            $34,594
Apr-99                       $15,700                       $22,073            $35,493
May-99                       $15,527                       $21,664            $33,931
Jun-99                       $15,625                       $21,985            $34,746
Jul-99                       $15,972                       $22,438            $34,986
Aug-99                       $16,069                       $22,783            $35,587
Sep-99                       $16,124                       $22,617            $35,463
Oct-99                       $15,885                       $22,508            $36,903
Nov-99                       $15,474                       $23,006            $38,154

    ANNUALIZED                     ONE             FIVE          TEN
    TOTAL RETURN (%)               YEAR           YEARS         YEARS
    -------------------------------------------------------------------
                                  -7.20            6.98          4.46

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL CAP COMPANIES IN CONTINENTAL EUROPE.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN EUROPE EX. UNITED KINGDOM LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.

Continental Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
JANUARY 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000      DFA INTERNATIONAL         SALOMON SMITH BARNEY
                   SMALL CAP VALUE PORTFOLIO  EXTENDED MARKET INDEX-EPAC
                                      $9,900                     $10,000
Jan-95                                $9,831                      $9,675
Feb-95                                $9,682                      $9,534
Mar-95                                $9,999                      $9,939
Apr-95                               $10,256                     $10,237
May-95                               $10,068                     $10,058
Jun-95                                $9,880                      $9,934
Jul-95                               $10,266                     $10,513
Aug-95                               $10,009                     $10,247
Sep-95                                $9,860                     $10,327
Oct-95                                $9,544                     $10,030
Nov-95                                $9,632                     $10,136
Dec-95                               $10,015                     $10,524
Jan-96                               $10,214                     $10,712
Feb-96                               $10,324                     $10,879
Mar-96                               $10,463                     $11,129
Apr-96                               $11,010                     $11,714
May-96                               $11,070                     $11,620
Jun-96                               $10,920                     $11,621
Jul-96                               $10,472                     $11,182
Aug-96                               $10,422                     $11,294
Sep-96                               $10,422                     $11,358
Oct-96                               $10,293                     $11,313
Nov-96                               $10,402                     $11,499
Dec-96                               $10,109                     $11,287
Jan-97                                $9,859                     $11,044
Feb-97                                $9,942                     $11,229
Mar-97                                $9,858                     $11,080
Apr-97                                $9,630                     $10,914
May-97                               $10,274                     $11,613
Jun-97                               $10,430                     $11,876
Jul-97                               $10,025                     $11,696
Aug-97                                $9,568                     $11,197
Sep-97                                $9,391                     $11,396
Oct-97                                $9,017                     $10,946
Nov-97                                $8,259                     $10,457
Dec-97                                $7,812                     $10,226
Jan-98                                $8,372                     $10,652
Feb-98                                $9,205                     $11,447
Mar-98                                $9,392                     $11,985
Apr-98                                $9,228                     $12,076
May-98                                $9,140                     $12,300
Jun-98                                $8,877                     $11,941
Jul-98                                $8,603                     $11,859
Aug-98                                $7,659                     $10,405
Sep-98                                $7,461                     $10,134
Oct-98                                $7,922                     $10,850
Nov-98                                $8,273                     $11,197
Dec-98                                $8,225                     $11,468
Jan-99                                $8,053                     $11,432
Feb-99                                $7,950                     $11,211
Mar-99                                $8,419                     $11,631
Apr-99                                $9,290                     $12,260
May-99                                $9,210                     $11,939
Jun-99                                $9,817                     $12,346
Jul-99                               $10,138                     $12,808
Aug-99                               $10,184                     $13,005
Sep-99                               $10,127                     $12,974
Oct-99                                $9,943                     $12,844
Nov-99                                $9,726                     $13,283

    ANNUALIZED                  ONE           FROM
    TOTAL RETURN (%)           YEAR       JANUARY 1995
    --------------------------------------------------
                               16.76         -0.56

- THIS PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF SMALL PUBLICLY TRADED INTERNATIONAL COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX
MAY 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  EMERGING MARKETS PORTFOLIO  MSCI EMERGING MARKETS FREE INDEX
                             $9,850                        $10,000
May-94                                 $9,998                           $10,320
Jun-94                                $10,047                           $10,018
Jul-94                                $10,775                           $10,635
Aug-94                                $11,741                           $11,942
Sep-94                                $11,859                           $12,066
Oct-94                                $11,505                           $11,832
Nov-94                                $11,131                           $11,204
Dec-94                                $10,323                           $10,296
Jan-95                                 $9,367                            $9,194
Feb-95                                 $9,308                            $8,950
Mar-95                                 $9,712                            $8,985
Apr-95                                $10,185                            $9,371
May-95                                $10,904                            $9,844
Jun-95                                $10,963                            $9,853
Jul-95                                $11,396                           $10,059
Aug-95                                $10,963                            $9,809
Sep-95                                $10,755                            $9,749
Oct-95                                $10,381                            $9,367
Nov-95                                $10,243                            $9,191
Dec-95                                $10,544                            $9,581
Jan-96                                $11,672                           $10,253
Feb-96                                $11,425                           $10,073
Mar-96                                $11,514                           $10,133
Apr-96                                $11,841                           $10,502
May-96                                $11,841                           $10,429
Jun-96                                $11,930                           $10,472
Jul-96                                $10,910                            $9,738
Aug-96                                $11,216                            $9,973
Sep-96                                $11,454                           $10,045
Oct-96                                $11,196                            $9,770
Nov-96                                $11,593                            $9,922
Dec-96                                $11,746                            $9,954
Jan-97                                $12,933                           $10,624
Feb-97                                $13,092                           $11,072
Mar-97                                $12,723                           $10,754
Apr-97                                $12,235                           $10,735
May-97                                $12,833                           $11,014
Jun-97                                $13,362                           $11,580
Jul-97                                $13,371                           $11,729
Aug-97                                $11,425                           $10,223
Sep-97                                $11,894                           $10,490
Oct-97                                $10,128                            $8,760
Nov-97                                 $9,589                            $8,435
Dec-97                                 $9,524                            $8,619
Jan-98                                 $9,339                            $7,936
Feb-98                                $10,253                            $8,760
Mar-98                                $10,613                            $9,111
Apr-98                                $10,438                            $8,994
May-98                                 $9,236                            $7,734
Jun-98                                 $8,403                            $6,907
Jul-98                                 $8,753                            $7,101
Aug-98                                 $6,534                            $5,022
Sep-98                                 $6,554                            $5,326
Oct-98                                 $7,612                            $5,880
Nov-98                                 $8,383                            $6,363
Dec-98                                 $8,625                            $6,247
Jan-99                                 $8,417                            $6,142
Feb-99                                 $8,500                            $6,197
Mar-99                                 $9,270                            $6,994
Apr-99                                $10,922                            $7,849
May-99                                $10,902                            $7,779
Jun-99                                $11,972                            $8,646
Jul-99                                $11,785                            $8,398
Aug-99                                $11,734                            $8,468
Sep-99                                $11,349                            $8,171
Oct-99                                $11,786                            $8,338
Nov-99                                $12,856                            $9,082

    ANNUALIZED                  ONE         FIVE          FROM
    TOTAL RETURN (%)           YEAR        YEARS        MAY 1994
    -------------------------------------------------------------
                               52.60        2.61          4.60

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX
MARCH 1998-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   EMERGING MARKETS  MSCI EMERGING
                          SMALL CAP   MARKETS FREE
                          PORTFOLIO          INDEX
                             $9,900        $10,000
Mar-98                      $10,385        $10,400
Apr-98                      $10,643        $10,267
May-98                       $9,959         $8,828
Jun-98                       $9,326         $7,885
Jul-98                       $9,554         $8,106
Aug-98                       $7,366         $5,733
Sep-98                       $7,079         $6,080
Oct-98                       $7,970         $6,712
Nov-98                       $8,999         $7,264
Dec-98                       $9,301         $7,131
Jan-99                       $8,899         $7,011
Feb-99                       $8,888         $7,074
Mar-99                       $9,743         $7,984
Apr-99                      $11,824         $8,960
May-99                      $12,235         $8,880
Jun-99                      $13,749         $9,870
Jul-99                      $13,666         $9,586
Aug-99                      $13,923         $9,667
Sep-99                      $13,748         $9,328
Oct-99                      $14,201         $9,518
Nov-99                      $15,323        $10,368

    ANNUALIZED                  ONE          FROM
    TOTAL RETURN (%)           YEAR       MARCH 1998
    ------------------------------------------------
                               68.57        27.62

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
DECEMBER 1989-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA ONE-YEAR    THREE-MONTH
                   FIXED INCOME  U.S. TREASURY
                      PORTFOLIO     BILL INDEX
                        $10,000        $10,000
Dec-89                  $10,067        $10,062
Jan-90                  $10,142        $10,132
Feb-90                  $10,203        $10,191
Mar-90                  $10,269        $10,257
Apr-90                  $10,332        $10,331
May-90                  $10,421        $10,406
Jun-90                  $10,500        $10,474
Jul-90                  $10,597        $10,552
Aug-90                  $10,661        $10,623
Sep-90                  $10,725        $10,689
Oct-90                  $10,810        $10,760
Nov-90                  $10,888        $10,830
Dec-90                  $10,982        $10,910
Jan-91                  $11,058        $10,978
Feb-91                  $11,126        $11,035
Mar-91                  $11,195        $11,092
Apr-91                  $11,275        $11,161
May-91                  $11,345        $11,217
Jun-91                  $11,388        $11,267
Jul-91                  $11,468        $11,326
Aug-91                  $11,561        $11,384
Sep-91                  $11,658        $11,441
Oct-91                  $11,730        $11,498
Nov-91                  $11,826        $11,553
Dec-91                  $11,940        $11,608
Jan-92                  $11,980        $11,649
Feb-92                  $12,019        $11,683
Mar-92                  $12,045        $11,724
Apr-92                  $12,124        $11,772
May-92                  $12,186        $11,811
Jun-92                  $12,266        $11,852
Jul-92                  $12,358        $11,898
Aug-92                  $12,418        $11,933
Sep-92                  $12,498        $11,973
Oct-92                  $12,506        $11,998
Nov-92                  $12,492        $12,028
Dec-92                  $12,560        $12,066
Jan-93                  $12,639        $12,101
Feb-93                  $12,691        $12,130
Mar-93                  $12,750        $12,160
Apr-93                  $12,811        $12,190
May-93                  $12,820        $12,217
Jun-93                  $12,874        $12,254
Jul-93                  $12,913        $12,286
Aug-93                  $12,974        $12,320
Sep-93                  $13,022        $12,353
Oct-93                  $13,046        $12,382
Nov-93                  $13,070        $12,413
Dec-93                  $13,113        $12,450
Jan-94                  $13,178        $12,486
Feb-94                  $13,152        $12,510
Mar-94                  $13,147        $12,546
Apr-94                  $13,139        $12,578
May-94                  $13,167        $12,615
Jun-94                  $13,210        $12,667
Jul-94                  $13,288        $12,713
Aug-94                  $13,338        $12,757
Sep-94                  $13,361        $12,804
Oct-94                  $13,405        $12,859
Nov-94                  $13,396        $12,911
Dec-94                  $13,436        $12,975
Jan-95                  $13,562        $13,040
Feb-95                  $13,691        $13,103
Mar-95                  $13,775        $13,170
Apr-95                  $13,864        $13,232
May-95                  $14,011        $13,300
Jun-95                  $14,090        $13,368
Jul-95                  $14,163        $13,432
Aug-95                  $14,234        $13,499
Sep-95                  $14,296        $13,559
Oct-95                  $14,372        $13,623
Nov-95                  $14,440        $13,684
Dec-95                  $14,508        $13,759
Jan-96                  $14,570        $13,822
Feb-96                  $14,627        $13,878
Mar-96                  $14,691        $13,929
Apr-96                  $14,741        $13,989
May-96                  $14,790        $14,051
Jun-96                  $14,868        $14,108
Jul-96                  $14,936        $14,172
Aug-96                  $15,008        $14,235
Sep-96                  $15,097        $14,302
Oct-96                  $15,205        $14,364
Nov-96                  $15,294        $14,426
Dec-96                  $15,346        $14,489
Jan-97                  $15,421        $14,556
Feb-97                  $15,484        $14,612
Mar-97                  $15,510        $14,674
Apr-97                  $15,613        $14,744
May-97                  $15,688        $14,819
Jun-97                  $15,780        $14,874
Jul-97                  $15,888        $14,941
Aug-97                  $15,934        $15,005
Sep-97                  $16,028        $15,075
Oct-97                  $16,121        $15,139
Nov-97                  $16,169        $15,198
Dec-97                  $16,264        $15,264
Jan-98                  $16,360        $15,335
Feb-98                  $16,414        $15,391
Mar-98                  $16,496        $15,463
Apr-98                  $16,557        $15,533
May-98                  $16,648        $15,598
Jun-98                  $16,712        $15,663
Jul-98                  $16,807        $15,732
Aug-98                  $16,883        $15,805
Sep-98                  $16,960        $15,885
Oct-98                  $17,020        $15,947
Nov-98                  $17,094        $16,000
Dec-98                  $17,189        $16,064
Jan-99                  $17,256        $16,122
Feb-99                  $17,297        $16,168
Mar-99                  $17,383        $16,235
Apr-99                  $17,458        $16,293
May-99                  $17,495        $16,357
Jun-99                  $17,568        $16,425
Jul-99                  $17,625        $16,493
Aug-99                  $17,651        $16,559
Sep-99                  $17,746        $16,633
Oct-99                  $17,826        $16,698
Nov-99                  $17,912        $16,765

    ANNUALIZED                   ONE           FIVE          TEN
    TOTAL RETURN (%)             YEAR         YEARS         YEARS
    ---------------------------------------------------------------
                                 4.78          5.98          6.00

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
MARCH 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                       DFA TWO-YEAR     MERRILL LYNCH
                       GLOBAL FIXED          1-3 YEAR
                   INCOME PORTFOLIO  GOVERNMENT INDEX
                            $10,000           $10,000
Mar-96                      $10,046            $9,991
Apr-96                      $10,096            $9,999
May-96                      $10,147           $10,020
Jun-96                      $10,184           $10,092
Jul-96                      $10,256           $10,131
Aug-96                      $10,357           $10,166
Sep-96                      $10,429           $10,258
Oct-96                      $10,520           $10,374
Nov-96                      $10,592           $10,454
Dec-96                      $10,635           $10,454
Jan-97                      $10,709           $10,503
Feb-97                      $10,750           $10,528
Mar-97                      $10,747           $10,523
Apr-97                      $10,811           $10,610
May-97                      $10,884           $10,682
Jun-97                      $10,962           $10,755
Jul-97                      $11,016           $10,874
Aug-97                      $11,059           $10,884
Sep-97                      $11,128           $10,966
Oct-97                      $11,171           $11,047
Nov-97                      $11,204           $11,074
Dec-97                      $11,260           $11,149
Jan-98                      $11,351           $11,257
Feb-98                      $11,396           $11,268
Mar-98                      $11,458           $11,314
Apr-98                      $11,492           $11,367
May-98                      $11,561           $11,427
Jun-98                      $11,603           $11,487
Jul-98                      $11,661           $11,541
Aug-98                      $11,741           $11,686
Sep-98                      $11,814           $11,841
Oct-98                      $11,872           $11,899
Nov-98                      $11,918           $11,889
Dec-98                      $11,988           $11,930
Jan-99                      $12,047           $11,978
Feb-99                      $12,094           $11,919
Mar-99                      $12,149           $12,003
Apr-99                      $12,196           $12,041
May-99                      $12,219           $12,034
Jun-99                      $12,269           $12,071
Jul-99                      $12,294           $12,110
Aug-99                      $12,342           $12,145
Sep-99                      $12,405           $12,224
Oct-99                      $12,429           $12,257
Nov-99                      $12,478           $12,280

    ANNUALIZED                   ONE            FROM
    TOTAL RETURN (%)             YEAR        MARCH 1996
    ---------------------------------------------------
                                 4.70           6.08

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
DECEMBER 1989-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA FIVE-YEAR GOVERNMENT PORTFOLIO  LEHMAN INTERMEDIATE GOVERNMENT INDEX
                                              $10,000                               $10,000
Dec-89                                        $10,055                               $10,029
Jan-90                                        $10,112                                $9,967
Feb-90                                        $10,169                               $10,004
Mar-90                                        $10,207                               $10,016
Apr-90                                        $10,234                                $9,983
May-90                                        $10,379                               $10,196
Jun-90                                        $10,469                               $10,331
Jul-90                                        $10,584                               $10,476
Aug-90                                        $10,533                               $10,438
Sep-90                                        $10,629                               $10,531
Oct-90                                        $10,800                               $10,677
Nov-90                                        $10,972                               $10,838
Dec-90                                        $11,143                               $10,988
Jan-91                                        $11,251                               $11,101
Feb-91                                        $11,308                               $11,169
Mar-91                                        $11,349                               $11,230
Apr-91                                        $11,480                               $11,346
May-91                                        $11,538                               $11,409
Jun-91                                        $11,513                               $11,419
Jul-91                                        $11,671                               $11,542
Aug-91                                        $11,906                               $11,761
Sep-91                                        $12,138                               $11,961
Oct-91                                        $12,288                               $12,097
Nov-91                                        $12,446                               $12,239
Dec-91                                        $12,772                               $12,536
Jan-92                                        $12,619                               $12,416
Feb-92                                        $12,647                               $12,455
Mar-92                                        $12,571                               $12,405
Apr-92                                        $12,714                               $12,516
May-92                                        $12,913                               $12,703
Jun-92                                        $13,151                               $12,886
Jul-92                                        $13,447                               $13,133
Aug-92                                        $13,618                               $13,267
Sep-92                                        $13,843                               $13,450
Oct-92                                        $13,609                               $13,289
Nov-92                                        $13,515                               $13,234
Dec-92                                        $13,704                               $13,405
Jan-93                                        $13,971                               $13,654
Feb-93                                        $14,187                               $13,855
Mar-93                                        $14,246                               $13,906
Apr-93                                        $14,370                               $14,015
May-93                                        $14,307                               $13,977
Jun-93                                        $14,533                               $14,180
Jul-93                                        $14,537                               $14,208
Aug-93                                        $14,814                               $14,420
Sep-93                                        $14,870                               $14,479
Oct-93                                        $14,904                               $14,514
Nov-93                                        $14,795                               $14,442
Dec-93                                        $14,843                               $14,502
Jan-94                                        $15,022                               $14,645
Feb-94                                        $14,752                               $14,445
Mar-94                                        $14,494                               $14,234
Apr-94                                        $14,347                               $14,141
May-94                                        $14,369                               $14,151
Jun-94                                        $14,360                               $14,154
Jul-94                                        $14,554                               $14,339
Aug-94                                        $14,596                               $14,381
Sep-94                                        $14,447                               $14,262
Oct-94                                        $14,444                               $14,264
Nov-94                                        $14,333                               $14,202
Dec-94                                        $14,375                               $14,249
Jan-95                                        $14,539                               $14,481
Feb-95                                        $14,693                               $14,760
Mar-95                                        $14,766                               $14,841
Apr-95                                        $14,874                               $15,014
May-95                                        $15,151                               $15,437
Jun-95                                        $15,237                               $15,536
Jul-95                                        $15,298                               $15,544
Aug-95                                        $15,411                               $15,671
Sep-95                                        $15,487                               $15,776
Oct-95                                        $15,595                               $15,950
Nov-95                                        $15,673                               $16,144
Dec-95                                        $15,748                               $16,304
Jan-96                                        $15,824                               $16,441
Feb-96                                        $15,887                               $16,267
Mar-96                                        $15,935                               $16,192
Apr-96                                        $15,967                               $16,145
May-96                                        $16,013                               $16,137
Jun-96                                        $16,157                               $16,301
Jul-96                                        $16,206                               $16,352
Aug-96                                        $16,238                               $16,370
Sep-96                                        $16,433                               $16,581
Oct-96                                        $16,676                               $16,853
Nov-96                                        $16,855                               $17,057
Dec-96                                        $16,789                               $16,965
Jan-97                                        $16,856                               $17,029
Feb-97                                        $16,873                               $17,057
Mar-97                                        $16,822                               $16,959
Apr-97                                        $16,974                               $17,151
May-97                                        $17,091                               $17,285
Jun-97                                        $17,215                               $17,433
Jul-97                                        $17,438                               $17,754
Aug-97                                        $17,438                               $17,687
Sep-97                                        $17,575                               $17,879
Oct-97                                        $17,712                               $18,089
Nov-97                                        $17,764                               $18,128
Dec-97                                        $17,861                               $18,275
Jan-98                                        $17,969                               $18,513
Feb-98                                        $18,039                               $18,492
Mar-98                                        $18,127                               $18,550
Apr-98                                        $18,198                               $18,639
May-98                                        $18,287                               $18,767
Jun-98                                        $18,353                               $18,893
Jul-98                                        $18,443                               $18,965
Aug-98                                        $18,515                               $19,323
Sep-98                                        $18,605                               $19,774
Oct-98                                        $18,678                               $19,807
Nov-98                                        $18,751                               $19,746
Dec-98                                        $18,831                               $19,823
Jan-99                                        $18,907                               $19,912
Feb-99                                        $18,963                               $19,639
Mar-99                                        $19,056                               $19,769
Apr-99                                        $19,131                               $19,822
May-99                                        $19,131                               $19,701
Jun-99                                        $19,198                               $19,731
Jul-99                                        $19,236                               $19,733
Aug-99                                        $19,275                               $19,761
Sep-99                                        $19,407                               $19,930
Oct-99                                        $19,464                               $19,970
Nov-99                                        $19,520                               $19,984

    ANNUALIZED                   ONE           FIVE          TEN
    TOTAL RETURN (%)             YEAR         YEARS         YEARS
    ---------------------------------------------------------------
                                 4.10          6.37          6.92

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

- THIS PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX
DECEMBER 1990-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                     DFA FIVE-YEAR GLOBAL         LEHMAN INTERMEDIATE
                   FIXED INCOME PORTFOLIO  GOVERNMENT/CORPORATE INDEX
                                  $10,000                     $10,000
Dec-90                            $10,060                     $10,137
Jan-91                            $10,126                     $10,240
Feb-91                            $10,185                     $10,322
Mar-91                            $10,214                     $10,393
Apr-91                            $10,320                     $10,506
May-91                            $10,378                     $10,570
Jun-91                            $10,376                     $10,577
Jul-91                            $10,479                     $10,696
Aug-91                            $10,655                     $10,900
Sep-91                            $10,819                     $11,088
Oct-91                            $10,942                     $11,214
Nov-91                            $11,047                     $11,343
Dec-91                            $11,342                     $11,620
Jan-92                            $11,199                     $11,514
Feb-92                            $11,225                     $11,559
Mar-92                            $11,155                     $11,514
Apr-92                            $11,255                     $11,615
May-92                            $11,426                     $11,795
Jun-92                            $11,620                     $11,970
Jul-92                            $11,867                     $12,208
Aug-92                            $12,008                     $12,330
Sep-92                            $12,196                     $12,498
Oct-92                            $12,010                     $12,335
Nov-92                            $11,931                     $12,288
Dec-92                            $12,078                     $12,453
Jan-93                            $12,292                     $12,695
Feb-93                            $12,477                     $12,895
Mar-93                            $12,508                     $12,947
Apr-93                            $12,513                     $13,050
May-93                            $12,506                     $13,022
Jun-93                            $12,746                     $13,226
Jul-93                            $12,854                     $13,258
Aug-93                            $13,093                     $13,469
Sep-93                            $13,125                     $13,524
Oct-93                            $13,260                     $13,560
Nov-93                            $13,294                     $13,484
Dec-93                            $13,474                     $13,546
Jan-94                            $13,563                     $13,697
Feb-94                            $13,251                     $13,494
Mar-94                            $12,920                     $13,271
Apr-94                            $12,836                     $13,181
May-94                            $12,736                     $13,190
Jun-94                            $12,623                     $13,161
Jul-94                            $12,717                     $13,351
Aug-94                            $12,815                     $13,392
Sep-94                            $12,752                     $13,269
Oct-94                            $12,776                     $13,268
Nov-94                            $12,908                     $13,208
Dec-94                            $12,891                     $13,254
Jan-95                            $12,995                     $13,477
Feb-95                            $13,186                     $13,756
Mar-95                            $13,449                     $13,834
Apr-95                            $13,632                     $14,006
May-95                            $13,966                     $14,429
Jun-95                            $13,992                     $14,525
Jul-95                            $14,114                     $14,527
Aug-95                            $14,214                     $14,659
Sep-95                            $14,415                     $14,765
Oct-95                            $14,562                     $14,929
Nov-95                            $14,876                     $15,124
Dec-95                            $14,961                     $15,283
Jan-96                            $15,085                     $15,414
Feb-96                            $14,927                     $15,234
Mar-96                            $15,037                     $15,156
Apr-96                            $15,124                     $15,103
May-96                            $15,271                     $15,091
Jun-96                            $15,328                     $15,251
Jul-96                            $15,461                     $15,297
Aug-96                            $15,698                     $15,309
Sep-96                            $15,979                     $15,522
Oct-96                            $16,277                     $15,797
Nov-96                            $16,531                     $16,005
Dec-96                            $16,573                     $15,903
Jan-97                            $16,715                     $15,965
Feb-97                            $16,874                     $15,995
Mar-97                            $16,759                     $15,885
Apr-97                            $16,888                     $16,072
May-97                            $17,017                     $16,206
Jun-97                            $17,279                     $16,353
Jul-97                            $17,489                     $16,685
Aug-97                            $17,523                     $16,602
Sep-97                            $17,686                     $16,794
Oct-97                            $17,751                     $16,981
Nov-97                            $17,833                     $17,018
Dec-97                            $17,950                     $17,154
Jan-98                            $18,128                     $17,379
Feb-98                            $18,253                     $17,365
Mar-98                            $18,368                     $17,420
Apr-98                            $18,440                     $17,508
May-98                            $18,584                     $17,635
Jun-98                            $18,665                     $17,748
Jul-98                            $18,792                     $17,810
Aug-98                            $18,954                     $18,090
Sep-98                            $19,183                     $18,544
Oct-98                            $19,310                     $18,525
Nov-98                            $19,401                     $18,524
Dec-98                            $19,453                     $18,598
Jan-99                            $19,620                     $18,700
Feb-99                            $19,677                     $18,425
Mar-99                            $19,823                     $18,563
Apr-99                            $19,954                     $18,621
May-99                            $19,954                     $18,477
Jun-99                            $19,868                     $18,490
Jul-99                            $19,888                     $18,474
Aug-99                            $19,946                     $18,489
Sep-99                            $20,029                     $18,660
Oct-99                            $20,029                     $18,709
Nov-99                            $20,105                     $18,731

    ANNUALIZED                   ONE           FIVE             FROM
    TOTAL RETURN (%)             YEAR         YEARS        DECEMBER 1990
    ---------------------------------------------------------------------
                                 3.63          9.27             8.07

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Lehman Intermediate Government/Corporate Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 1990-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA INTERMEDIATE GOVERNMENT      LEHMAN
                                  FIXED INCOME  GOVERNMENT
                                     PORTFOLIO       INDEX
                                       $10,000     $10,000
Nov-90                                 $10,263     $10,222
Dec-90                                 $10,450     $10,380
Jan-91                                 $10,573     $10,492
Feb-91                                 $10,649     $10,551
Mar-91                                 $10,680     $10,605
Apr-91                                 $10,794     $10,722
May-91                                 $10,862     $10,764
Jun-91                                 $10,828     $10,749
Jul-91                                 $10,972     $10,876
Aug-91                                 $11,234     $11,129
Sep-91                                 $11,509     $11,362
Oct-91                                 $11,637     $11,462
Nov-91                                 $11,796     $11,577
Dec-91                                 $12,214     $11,972
Jan-92                                 $11,970     $11,785
Feb-92                                 $11,985     $11,831
Mar-92                                 $11,901     $11,762
Apr-92                                 $12,036     $11,837
May-92                                 $12,244     $12,056
Jun-92                                 $12,486     $12,228
Jul-92                                 $12,862     $12,536
Aug-92                                 $13,035     $12,653
Sep-92                                 $13,256     $12,831
Oct-92                                 $13,018     $12,646
Nov-92                                 $12,941     $12,625
Dec-92                                 $13,143     $12,837
Jan-93                                 $13,459     $13,110
Feb-93                                 $13,784     $13,373
Mar-93                                 $13,869     $13,417
Apr-93                                 $13,982     $13,520
May-93                                 $13,973     $13,505
Jun-93                                 $14,293     $13,805
Jul-93                                 $14,335     $13,889
Aug-93                                 $14,653     $14,199
Sep-93                                 $14,773     $14,253
Oct-93                                 $14,802     $14,307
Nov-93                                 $14,603     $14,150
Dec-93                                 $14,671     $14,205
Jan-94                                 $14,875     $14,399
Feb-94                                 $14,536     $14,094
Mar-94                                 $14,183     $13,777
Apr-94                                 $14,006     $13,668
May-94                                 $13,989     $13,650
Jun-94                                 $13,944     $13,619
Jul-94                                 $14,185     $13,870
Aug-94                                 $14,232     $13,872
Sep-94                                 $14,004     $13,677
Oct-94                                 $13,986     $13,667
Nov-94                                 $13,915     $13,643
Dec-94                                 $13,976     $13,726
Jan-95                                 $14,232     $13,981
Feb-95                                 $14,607     $14,282
Mar-95                                 $14,683     $14,372
Apr-95                                 $14,913     $14,560
May-95                                 $15,564     $15,147
Jun-95                                 $15,692     $15,263
Jul-95                                 $15,613     $15,207
Aug-95                                 $15,794     $15,385
Sep-95                                 $15,929     $15,532
Oct-95                                 $16,152     $15,769
Nov-95                                 $16,428     $16,015
Dec-95                                 $16,643     $16,242
Jan-96                                 $16,776     $16,341
Feb-96                                 $16,466     $16,008
Mar-96                                 $16,270     $15,875
Apr-96                                 $16,120     $15,773
May-96                                 $16,061     $15,746
Jun-96                                 $16,277     $15,950
Jul-96                                 $16,308     $15,989
Aug-96                                 $16,263     $15,954
Sep-96                                 $16,555     $16,219
Oct-96                                 $16,940     $16,576
Nov-96                                 $17,246     $16,864
Dec-96                                 $17,037     $16,692
Jan-97                                 $17,068     $16,711
Feb-97                                 $17,083     $16,734
Mar-97                                 $16,873     $16,557
Apr-97                                 $17,111     $16,795
May-97                                 $17,270     $16,940
Jun-97                                 $17,457     $17,129
Jul-97                                 $17,988     $17,616
Aug-97                                 $17,763     $17,441
Sep-97                                 $18,052     $17,703
Oct-97                                 $18,379     $18,009
Nov-97                                 $18,412     $18,101
Dec-97                                 $18,598     $18,291
Jan-98                                 $18,916     $18,565
Feb-98                                 $18,882     $18,515
Mar-98                                 $18,910     $18,567
Apr-98                                 $18,995     $18,651
May-98                                 $19,199     $18,843
Jun-98                                 $19,362     $19,058
Jul-98                                 $19,397     $19,086
Aug-98                                 $19,893     $19,582
Sep-98                                 $20,677     $20,111
Oct-98                                 $20,503     $20,043
Nov-98                                 $20,452     $20,049
Dec-98                                 $20,556     $20,093
Jan-99                                 $20,628     $20,209
Feb-99                                 $20,024     $19,728
Mar-99                                 $20,172     $19,805
Apr-99                                 $20,190     $19,851
May-99                                 $19,904     $19,676
Jun-99                                 $19,824     $19,637
Jul-99                                 $19,771     $19,607
Aug-99                                 $19,735     $19,607
Sep-99                                 $19,942     $19,766
Oct-99                                 $19,960     $19,798
Nov-99                                 $19,960     $19,770

    ANNUALIZED                     ONE             FIVE             FROM
    TOTAL RETURN (%)               YEAR           YEARS        NOVEMBER 1990
    -------------------------------------------------------------------------
                                  -2.41            7.48             7.91

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN SECURITIES AND SUPRANATIONALS. PERFORMANCE IS EXPECTED TO MATCH OR EXCEED THE RETURNS OF THE LEHMAN BROTHERS TREASURY INDEX WITHOUT EXCEEDING THE VOLATILITY OF THAT INDEX.

- THIS PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Lehman Government Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                        THE U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                                  VALUE+
                                                                                  ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company..................................                  $  896,411,348
                                                                              --------------
    Total Investments (100%) (Cost $576,265,331)++..........                  $  896,411,348
                                                                              ==============

--------------
++The cost for federal income tax purposes is $581,629,649.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The Enhanced U.S. Large Company Series of The
  DFA Investment Trust Company..............................   7,843,258      $  102,197,652
                                                                              --------------
    Total Investments (100%) (Cost $90,218,205)++...........                  $  102,197,652
                                                                              ==============

--------------
++The cost for federal income tax purposes is $91,311,653 .

                       THE U.S. LARGE CAP VALUE PORTFOLIO

                               NOVEMBER 30, 1999

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................  66,211,116      $1,177,895,754
                                                                              --------------
    Total Investments (100%) (Cost $953,668,203)++..........                  $1,177,895,754
                                                                              ==============

--------------
++The cost for federal income tax purposes is $967,926,204.

                THE TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                               NOVEMBER 30, 1999

                                                                                  VALUE+
                                                                                  ------
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company.......................                  $   99,587,257
                                                                              --------------
    Total Investments (100%) (Cost $101,234,104)++..........                  $   99,587,257
                                                                              ==============

--------------
++The cost for federal income tax purposes is $101,315,480.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (96.3%)
 *3-D Systems Corp.....................................      10,600    $     81,984
 *3Dfx Interactive, Inc................................       2,700          23,962
 *A.C. Moore Arts & Crafts, Inc........................       6,000          29,625
 AAR Corp..............................................      55,000         907,500
 ABC Bancorp...........................................       3,300          43,519
 *ABC Rail Products Corp...............................      14,800         164,650
 *ACT Manufacturing, Inc...............................       3,700         112,966
 *ACT Networks, Inc....................................      10,900          88,562
 *ACX Technologies, Inc................................      37,800         349,650
 *ADE Corp.............................................      12,200         218,456
 *AEP Industries, Inc..................................       5,800         171,100
 AK Steel Holding Corp.................................      41,295         683,948
 *AMF Bowling, Inc.....................................      10,700          34,106
 ASB Financial Corp....................................       1,300          14,097
 *#Aames Financial Corp................................       2,900           3,081
 Abington Bancorp, Inc.................................       3,600          46,237
 *Abraxas Petroleum Corp...............................       6,500           6,703
 *Accel International Corp.............................       6,800           7,119
 Aceto Corp............................................       6,900          78,056
 *Acme Electric Corp...................................       4,000          26,625
 *Acorn Products, Inc..................................       6,000          12,375
 *Active Voice Corp....................................       4,300         116,100
 *Acuson Corp..........................................       1,900          21,969
 *Adac Laboratories....................................      25,000         296,094
 Adams Resources & Energy, Inc.........................       2,200          19,250
 *Adaptive Broadband Corp..............................       6,500         259,187
 *Adept Technology, Inc................................      10,200          65,344
 *Advance Lighting Technologies, Inc...................      18,500         102,328
 *Advanced Communications Group, Inc...................      20,500         162,719
 *Advanced Magnetics, Inc..............................       8,100          28,856
 *Advanced Neuromodulation Systems, Inc................       6,700          50,041
 *Advanced Radio Telecom Corp..........................      19,000         262,437
 #Advanta Corp. Class A................................      11,400         198,787
 Advanta Corp. Class B Non-Voting......................      16,000         206,000
 Advest Group, Inc.....................................       4,700          84,306
 *Aehr Test Systems....................................       7,400          36,769
 *Aetrium, Inc.........................................       4,400          23,512
 *Aftermarket Technology Corp..........................      20,000         172,500
 Agco Corp.............................................      64,000         812,000
 *Agribiotech, Inc.....................................      37,800         121,669
 *Agribrands International, Inc........................      12,400         583,575
 *Aht Corp.............................................      10,100          45,134
 *Air Methods Corp.....................................       5,900          21,203
 *Airgas, Inc..........................................      72,300         704,925
 *Airnet Systems, Inc..................................      10,900          58,587
 Alamo Group, Inc......................................       7,400          74,000
 *Alaska Air Group, Inc................................       1,000          38,000
 *Albany International Corp. Class A...................       1,000          16,875
 Albemarle Corp........................................      16,800         325,500
 *Aldila, Inc..........................................      14,000          18,594
 Alexander & Baldwin, Inc..............................      69,600       1,587,750
 Alico, Inc............................................       6,500         104,812
 *Align-Rite International, Inc........................       4,600          87,256
 Allen Organ Co. Class B...............................         400          15,225
 *Allen Telecom, Inc...................................      27,700         259,687
 Alliance Bancorp......................................      12,700         252,412
                                                               SHARES        VALUE+
                                                               ------        ------
 *Alliance Pharmaceuticals Corp........................       9,800    $     43,794
 *Alliance Semiconductor Corp..........................      40,500         584,719
 *Allied Healthcare Products, Inc......................       3,300           9,591
 *#Allied Holdings, Inc................................       3,300          23,100
 Allied Products Corp..................................      14,100          51,112
 *Allied Research Corp.................................       5,600          35,700
 *Allin Communications Corp............................       7,100          35,500
 *Allou Health & Beauty Care, Inc. Class A.............       5,400          39,487
 *Alltrista Corp.......................................       3,600          77,400
 *Alphanet Solutions, Inc..............................       6,500          30,469
 *Alternative Resources Corp...........................       4,600          24,294
 *Alterra Healthcare Corp..............................      50,000         378,125
 Ambanc Holding Co., Inc...............................       4,200          66,544
 *Ambassadors, Inc.....................................       8,200         100,194
 Amcast Industrial Corp................................       9,300         130,200
 Amcol International Corp..............................      17,100         303,525
 *Amerco, Inc..........................................      27,000         707,062
 *America West Holdings Corp.
   Class B.............................................      40,000         807,500
 American Annuity Group, Inc...........................      11,600         187,050
 American Biltrite, Inc................................       3,400          50,575
 American Business Products, Inc.......................      13,300         142,144
 *American Coin Merchandising, Inc.....................       4,700          12,191
 *American Freightways Corp............................      30,300         523,622
 *American Healthcorp, Inc.............................         400           1,975
 *American Homepatient, Inc............................       4,600           3,378
 *American Homestar Corp...............................      12,400          50,956
 *American Indemnity Finl Escrow.......................       1,500           1,500
 *American Medical Security Group, Inc.................       9,400          55,225
 *American Pacific Corp................................      10,000          73,437
 *American Physicians Services Group, Inc..............       3,300          15,984
 *American Precision Industries, Inc...................       5,000          54,375
 *American Skiing Co...................................       8,700          34,800
 *American Software, Inc. Class A......................      19,500          96,586
 *American Technical Ceramics Corp.....................       3,200          44,400
 Americana Bancorp, Inc................................       2,800          46,637
 *Amerihost Properties, Inc............................       5,900          19,820
 *Ameripath, Inc.......................................      20,500         167,523
 *Ameristar Casinos, Inc...............................       9,400          37,012
 Ameron, Inc...........................................       4,800         207,300
 Amerus Life Holdings, Inc. Class A....................      37,200         876,525
 Ampco-Pittsburgh Corp.................................      11,400         140,362
 Amplicon, Inc.........................................       1,100          11,619
 *Amrep Corp...........................................       8,800          41,800
 *Amresco, Inc.........................................      37,800          76,191
 *Amtran, Inc..........................................       9,000         175,500
 Amwest Insurance Group, Inc...........................       3,850          26,950
 *Anadigics, Inc.......................................      10,600         475,675
 Analogic Corp.........................................       1,400          41,781
 Andersons, Inc........................................       8,700          75,853
 Angelica Corp.........................................       7,200          72,000
 *Anicom, Inc..........................................      24,800         115,087
 Apogee Enterprises, Inc...............................       6,300          37,800
 *Apple Orthodontix, Inc...............................      13,500           6,750
 *Applied Extrusion Technologies, Inc..................      13,500          86,484
 *Applied Films Corp...................................       3,000          13,406

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Applied Graphics Technologies, Inc...................      21,900    $    206,681
 Applied Industrial Technologies, Inc..................      27,900         477,787
 *#Applied Magnetics Corp..............................       5,000           2,812
 *Applied Microsystems Corp............................       6,400          54,000
 Applied Signal Technologies, Inc......................       7,500         102,187
 *Aquila Biopharmaceuticals, Inc.......................       2,200           3,162
 *Arcadia Financial, Ltd...............................      52,100         234,450
 *Arch Chemicals, Inc..................................      15,000         234,375
 Arch Coal, Inc........................................      40,100         390,975
 Arctic Cat, Inc.......................................      20,600         209,862
 Argonaut Group, Inc...................................      32,100         742,312
 *#Ariel Corp..........................................       9,100         112,897
 *Ark Restaurants Corp.................................       2,800          27,300
 *Arkansas Best Corp...................................      23,500         294,484
 Arnold Industries, Inc................................      22,200         280,969
 *Arqule, Inc..........................................      12,600          77,175
 Arvin Industries, Inc.................................       5,600         148,750
 *Asahi/America, Inc...................................       3,400          31,981
 *Ascent Entertainment Group, Inc......................      22,400         270,900
 *#Asche Transportation Services, Inc..................       3,700          11,562
 *Ashworth, Inc........................................      13,800          63,609
 *Astea International, Inc.............................       9,900          37,744
 Astro-Med, Inc........................................       5,400          33,412
 Atalanta Sosnoff Capital Corp.........................       3,800          31,825
 *Atchison Casting Corp................................       7,000          70,000
 *Atlantic American Corp...............................      22,700          64,553
 *Atrion Corp..........................................       2,500          29,531
 *Audiovox Corp. Class A...............................      20,200         600,950
 *Ault, Inc............................................       4,700          36,131
 *Aurora Foods, Inc....................................      21,700         195,300
 *Auspex Systems, Inc..................................      23,400         288,844
 Avado Brands, Inc.....................................      27,500         133,203
 *Aviall, Inc..........................................      15,100         115,137
 *Avid Technology, Inc.................................      12,200         136,106
 *Avis Rent A Car, Inc.................................      23,600         451,350
 *Avnet, Inc...........................................       5,414         297,432
 *Avteam, Inc. Class A.................................      11,300          51,027
 *Axsys Technologies, Inc..............................       4,500          50,625
 *Aztar Corp...........................................      58,600         626,287
 Aztec Manufacturing Co................................       3,200          30,400
 BHA Group Holdings, Inc. Class A......................       6,400          58,000
 *BI, Inc..............................................       7,200          53,550
 *BJ Services, Co......................................      12,000         418,500
 BMC Industries, Inc...................................      24,100         131,044
 BSB Bancorp, Inc......................................         400           8,325
 *BTU International, Inc...............................       8,100          44,044
 *BWAY Corp............................................       8,400          48,300
 Bairnco Corp..........................................      10,100          73,856
 Baker (J.), Inc.......................................      16,800          87,675
 *Baker (Michael) Corp.................................         500           3,250
 Baldwin & Lyons, Inc. Class B.........................       1,500          31,031
 *Baldwin Technology, Inc. Class A.....................      15,100          36,806
 Bandag, Inc...........................................       8,900         215,825
 Bandag, Inc. Class A..................................      13,000         271,375
 *Bank Plus Corp.......................................      21,300          65,231
 *Bank United Financial Corp. Class A..................      19,900         173,814
 BankAtlantic Bancorp, Inc. Class A....................       1,545           7,049
 BankAtlantic Bancorp, Inc. Class B....................      12,300          68,803
 Banta Corp............................................      13,400         293,962
 *Barrett Resources Corp...............................       7,100         188,594
 *Barringer Technologies, Inc..........................       6,900          44,634
 *Barry (R.G.) Corp....................................      10,200          43,987
                                                               SHARES        VALUE+
                                                               ------        ------
 *Basin Exploration, Inc...............................      10,700    $    188,922
 Bassett Furniture Industries, Inc.....................      14,000         222,250
 *Battle Mountain Gold Co..............................      64,000         160,000
 Bay View Capital Corp.................................      25,200         422,100
 *Baycorp Holdings, Ltd................................       3,200          25,600
 *Bayou Steel Corp. Class A............................      10,100          31,562
 *Be Aerospace, Inc....................................         800           5,625
 *Beazer Homes USA, Inc................................       8,300         157,181
 *Belco Oil & Gas Corp.................................      33,200         205,425
 Bell Industries, Inc..................................      10,600          52,337
 *Bell Microproducts, Inc..............................      14,000         103,250
 *Bellwether Exploration Co............................      21,800         108,319
 *Benchmark Electronics, Inc...........................       5,000         111,250
 *Benton Oil & Gas Co..................................      26,800          53,600
 Bergen Brunswig Corp. Class A.........................      33,397         275,525
 Berkley (W.R.) Corp...................................      24,600         527,362
 *Berlitz International, Inc...........................       7,600         149,150
 *Bethlehem Steel Corp.................................      59,134         369,587
 *Beverly Enterprises..................................     108,000         432,000
 Bindley Western Industries, Inc.......................      18,300         242,475
 *Bio Vascular, Inc....................................       9,300          18,891
 *Bioanalytical Systems, Inc...........................       1,600           5,000
 *Bionx Implants, Inc..................................      15,000          39,844
 *Bio-Rad Laboratories, Inc. Class A...................       8,900         219,719
 *BioReliance Corp.....................................       8,000          58,000
 *Biosource International, Inc.........................       8,600          29,025
 Birmingham Steel Corp.................................      29,200         211,700
 *Black Hawk Gaming & Development, Inc.................       3,600          22,725
 Blair Corp............................................       8,100         117,450
 Blimpie International.................................      11,100          22,200
 Block Drug Co., Inc. Class A..........................      15,244         445,887
 *Blonder Tongue Laboratories, Inc.....................         700           3,762
 *Bluegreen Corp.......................................      32,300         181,687
 Bob Evans Farms, Inc..................................       1,100          16,466
 *Boca Research, Inc...................................       8,100          68,344
 *Boca Resorts, Inc....................................      46,700         408,625
 *Boise Cascade Office Products Corp...................      74,300         854,450
 *Bolle, Inc...........................................       2,500          12,187
 *Bombay Co., Inc......................................      44,700         223,500
 *Bon-Ton Stores, Inc..................................      14,400          70,875
 *#Books-a-Million, Inc................................       8,000          83,250
 *Borders Group, Inc...................................       8,500         131,750
 *Boron, Lepore and Associates, Inc....................      20,000         146,875
 *Boston Biomedical, Inc...............................       3,300          10,312
 *Boston Communications Group, Inc.....................       9,200          50,025
 Bostonfed Bancorp, Inc................................       5,900          96,612
 Bowl America, Inc. Class A............................       3,200          22,800
 Bowne & Co., Inc......................................      38,700         457,144
 *Boyd Gaming Corp.....................................      54,800         339,075
 *Brass Eagle, Inc.....................................       9,500          72,141
 *Bridgestreet Accomodations, Inc......................       5,400           9,450
 *Brightpoint, Inc.....................................      33,500         371,641
 *BrightStar Information Technology Group, Inc.........       5,300          40,909
 Brookline Bancorp, Inc................................      19,400         194,606
 *Brooks Automation, Inc...............................       6,200         169,725
 *Brown & Sharpe Manufacturing Co. Class A.............       7,500          17,812
 *Brown (Tom), Inc.....................................      33,100         387,891
 Brown Shoe Company, Inc...............................      16,200         255,150
 *Brunswick Technologies, Inc..........................       6,100          25,544

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Brush Wellman, Inc....................................      21,400    $    347,750
 *Budget Group, Inc....................................      30,400         237,500
 *Buffets, Inc.........................................      25,300         269,603
 *Building Materials Holding Corp......................      19,800         196,762
 *Building One Services Corp...........................         900           9,169
 Burlington Coat Factory Warehouse Corp................      39,100         500,969
 *Burlington Industries, Inc...........................       5,000          18,437
 Bush Industries, Inc. Class A.........................      15,850         253,600
 *Business Resource Group..............................       4,100          18,578
 *Butler International, Inc............................         800           6,100
 Butler Manufacturing Co...............................       8,000         171,500
 *C.P. Clare Corp......................................      13,500          87,750
 *CB Richard Ellis Services, Inc.......................      30,000         393,750
 *CBRL Group, Inc......................................      56,300         622,819
 *CEM Corp.............................................       2,900          26,009
 *CFM Technologies, Inc................................       7,500          83,203
 *CICOR International, Inc.............................      11,600         126,150
 CKE Restaurants, Inc..................................       6,000          38,625
 CNA Surety Corp.......................................       8,000          89,000
 *CNS Income...........................................      16,800          83,212
 CPAC, Inc.............................................       6,300          49,711
 *CSP, Inc.............................................       4,290          21,182
 *CSS Industries, Inc..................................      19,000         406,125
 *CTB International Corp...............................       2,700          17,086
 Cadmus Communications Corp............................       9,300          74,109
 Calgon Carbon Corp....................................      44,700         273,787
 *Caliber Learning Network, Inc........................       8,200          17,169
 *California Coastal Communities, Inc..................       9,800          76,562
 *California Micro Devices Corp........................       8,600          70,412
 *Callon Petroleum Co..................................       8,100          96,187
 Cal-Maine Foods, Inc..................................      12,100          41,216
 *Cameron Ashley Building Products, Inc................       8,500          68,000
 Cameron Financial Corp................................       1,700          21,781
 *Cannondale Corp......................................       8,900          62,578
 *Canterbury Information Technology, Inc...............         200             656
 *Capital Pacific Holdings, Inc........................      15,600          38,025
 Capital Re Corp.......................................      32,200         442,750
 *Capital Senior Living Corp...........................      28,500         142,500
 *Capital Trust........................................      11,300          53,675
 Capitol Transamerica Corp.............................      11,200         130,200
 *Carbide/Graphite Group, Inc..........................      12,300          74,184
 *Caredata.com, Inc....................................       6,100          51,850
 *Carematrix, Inc......................................       3,600           7,369
 *Caribiner International, Inc.........................      31,300         277,787
 *Carmike Cinemas, Inc. Class A........................      11,600         145,000
 Carolina First Corp...................................      11,400         233,344
 Carpenter Technology Corp.............................      29,100         763,875
 *Carriage Services, Inc. Class A......................      20,000         102,500
 *Carrington Laboratories, Inc.........................       9,600          19,350
 *Carson, Inc..........................................       9,000          31,500
 Carter-Wallace, Inc...................................       7,600         137,275
 Cascade Corp..........................................       8,450          80,275
 Cash America International, Inc.......................      17,200         149,425
 *Casino Data Systems..................................      17,600          63,525
 *Castle & Cooke, Inc..................................      18,800         237,350
 Castle (A.M.) & Co....................................      13,700         160,975
 *Castle Dental Centers, Inc...........................       6,000          23,062
 Castle Energy Corp....................................       1,900          32,181
 *Catalina Lighting, Inc...............................       8,600          42,462
                                                               SHARES        VALUE+
                                                               ------        ------
 *Catherines Stores Corp...............................       8,700    $    178,622
 Cato Corp. Class A....................................      26,700         348,769
 Cavalier Homes, Inc...................................      19,300          83,231
 *Cavanaughs Hospitality Corp..........................      23,500         176,250
 *Celadon Group, Inc...................................       6,800          43,775
 *Celeritek, Inc.......................................       6,700          49,831
 *Centennial Healthcare Corp...........................         700           2,122
 *Centigram Communications Corp........................       8,600         118,250
 Central Bancorp, Inc..................................       2,300          44,850
 *Central Garden & Pet Co..............................      28,400         226,312
 Centris Group, Inc....................................      13,400         164,150
 Century Aluminum Co...................................      25,100         246,294
 *Ceradyne, Inc........................................       8,400          42,394
 *Cerprobe Corp........................................       9,000          80,156
 *Champion Enterprises, Inc............................      35,100         300,544
 *Champps Entertainment, Inc...........................      12,000          24,375
 *Charming Shoppes, Inc................................     145,700         944,773
 *Chart House Enterprises, Inc.........................      11,900          63,219
 *Chase Industries, Inc................................       8,400          74,025
 *Check Technology Corp................................       5,900          14,934
 *Checkpoint System, Inc...............................      31,700         251,619
 Chemed Corp...........................................       8,300         215,800
 *Cherry Corp..........................................       4,900          56,044
 Chesapeake Corp.......................................      23,200         740,950
 Chesapeake Utilities Corp.............................       4,000          73,000
 *Chic by His, Inc.....................................      11,800           8,850
 Chicago Rivet & Machine Co............................         400           9,300
 *Children's Comprehensive Services, Inc...............       3,600          24,637
 *Childtime Learning Centers, Inc......................       1,100          14,231
 Chiquita Brands International, Inc....................      80,700         353,062
 *Chromcraft Revington, Inc............................         200           2,275
 *Chronimed, Inc.......................................       5,000          39,687
 *Chyron Corp..........................................      30,000          22,500
 *Cidco, Inc...........................................      16,800         135,450
 *Ciprico, Inc.........................................       6,500          83,078
 Circle International, Inc.............................       8,300         200,756
 *Circuit City Stores, Inc. - Carmax Group.............      39,600          94,050
 *Citadel Holding Corp.................................       5,900          20,281
 *Citation Corp........................................      17,200         291,325
 City Holding Co.......................................         800          13,500
 Cleveland Cliffs, Inc.................................      12,100         353,925
 *Clintrials Research, Inc.............................      21,800          85,156
 Coachmen Industries, Inc..............................      18,100         259,056
 Coastal Bancorp, Inc..................................       7,200         144,000
 *Coastcast Corp.......................................       8,100         105,300
 *Cobra Electronic Corp................................       7,200          36,000
 *#Coeur d'Alene Mines Corp. ID........................      22,000          89,375
 *Coherent, Inc........................................      36,700         970,256
 *Coinmach Laundry Corp................................      12,100         130,075
 *Cole National Corp. Class A..........................      10,700          57,512
 Columbus McKinnon Corp................................       9,700         100,031
 *Comdial Corp.........................................       9,100          75,502
 *Comfort Systems USA, Inc.............................      27,000         222,750
 Commerce Group, Inc...................................      36,600       1,020,225
 Commercial Intertech Corp.............................      10,500         131,906
 Commercial Metals Co..................................      15,400         492,800
 Commonwealth Bancorp, Inc.............................      19,100         316,344
 Commonwealth Industries, Inc..........................      16,600         215,281
 Communications Systems, Inc...........................       3,400          39,737
 Community Financial Corp..............................       2,500          21,484

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Community Financial Group, Inc........................       3,200    $     49,100
 *Compucom Systems, Inc................................      47,000         148,344
 *CompUSA, Inc.........................................      52,000         305,500
 *#Computer Learning Centers, Inc......................       5,800          19,666
 *Comsat Corp. Series 1................................       9,000         171,000
 *Comshare, Inc........................................       9,100          44,647
 *Comstock Resources, Inc..............................      29,100         101,850
 *Concord Camera Corp..................................       9,800         146,694
 *Condor Technology Solutions, Inc.....................      14,400          33,975
 *Cone Mills Corp. NC..................................      30,500         150,594
 *Congoleum Corp. Class A..............................       3,400          11,475
 Conning Corp..........................................       1,400          12,075
 *Conso Products Co....................................       7,400          61,744
 *Consolidated Freightways Corp........................      23,800         216,431
 *Consolidated Graphics, Inc...........................       3,000          67,312
 *#Consumer Portfolio Services, Inc....................       5,000           5,000
 Cooker Restaurant Corp................................       7,400          23,125
 *Coram Healthcare Corp................................      12,400           8,525
 *Cornell Corrections, Inc.............................       1,700          19,444
 *Correctional Services Corp...........................       4,900          21,897
 *Corrpro Companies, Inc...............................       8,300          60,175
 *Cort Business Services Corp..........................      20,000         390,000
 Corus Bankshares, Inc.................................      12,400         353,400
 *Cotelligent Group, Inc...............................       4,600          19,262
 Courier Corp..........................................       1,500          33,469
 *Covenant Transport, Inc. Class A.....................      10,200         148,219
 *Coventry Health Care, Inc............................      40,500         234,141
 Covest Bancshares, Inc................................       3,500          45,281
 *Craig Corp...........................................       4,300          25,800
 *Credit Acceptance Corp...............................      44,600         179,794
 *Cross (A.T.) Co. Class A.............................      15,900          83,475
 Cross Timbers Oil Co..................................      26,200         266,912
 *Crossman Communities, Inc............................       4,000          64,125
 *Crown Central Petroleum Corp.
   Class A.............................................       5,100          33,150
 *Crown Central Petroleum Corp.
   Class B.............................................       4,800          28,800
 Crown Crafts, Inc.....................................      12,900          33,862
 *Crown Vantage, Inc...................................      10,800          25,987
 Cubic Corp............................................       8,100         159,469
 Culp, Inc.............................................      12,300          76,875
 *Curative Health Services, Inc........................       7,000          55,562
 *Cyberoptics Corp.....................................       5,000          92,187
 *Cybex International, Inc.............................       8,200          23,062
 *Cylink Corp..........................................      25,100         291,003
 *Cypress Semiconductor Corp...........................      27,000         735,750
 *Cyrk, Inc............................................      18,500         137,594
 *Cytrx Corp...........................................       1,000           2,531
 *D A Consulting Group, Inc............................       5,000          22,187
 *#DRS Technologies, Inc...............................       8,000          69,000
 DT Industries, Inc....................................       7,100          55,469
 *DVI, Inc.............................................      19,000         266,000
 Dain Rauscher Corp....................................      11,400         555,037
 *Damark International, Inc. Class A...................       7,600          74,575
 *Dan River, Inc. (GA) Class A.........................      19,000         102,125
 *Darling International, Inc...........................       1,000           2,187
 *Data I/O Corp........................................       5,900          12,722
 *Data Systems & Software, Inc.........................       6,800          21,675
 *DataTRAK International, Inc..........................       5,800          20,572
 *Dataware Technologies, Inc...........................       2,800           9,581
 *Datron Systems, Inc..................................       2,800          23,100
 *Datum, Inc...........................................       6,500          58,297
                                                               SHARES        VALUE+
                                                               ------        ------
 *Dawson Geophysical Co................................       7,400    $     66,369
 *Day Runner, Inc......................................       3,700          26,016
 *Dayton Superior Corp. Class A........................       5,600         102,200
 *Deckers Outdoor Corp.................................       9,400          28,053
 *Del Global Technologies Corp.........................       7,100          59,795
 *Delia's, Inc.........................................       2,400          26,250
 *Delphi Financial Group, Inc. Class A.................      15,198         471,138
 *#Delta Financial Corp................................      15,200          70,300
 Delta Natural Gas Co., Inc............................       1,900          29,212
 Delta Woodside Industries, Inc........................      28,900          55,994
 Deltic Timber Corp....................................       1,300          33,475
 *Denali, Inc..........................................       5,300          19,544
 Designs, Inc..........................................       3,000           4,453
 *Detection Systems, Inc...............................       7,000          64,750
 Detroit Diesel Corp...................................      26,800         492,450
 Devon Energy Corp.....................................      16,475         580,744
 *Digi International, Inc..............................      22,700         367,456
 Dime Community Bancorp, Inc...........................      12,200         242,856
 Dimon, Inc............................................      13,400          45,225
 *Diodes, Inc..........................................       4,600          70,150
 *Discount Auto Parts, Inc.............................      26,500         366,031
 *Diversified Corporate Resources, Inc.................       2,000           6,000
 *Dixie Group, Inc.....................................      10,600          73,206
 *Dollar Thrifty Automotive Group, Inc.................         900          17,775
 *Dominion Homes, Inc..................................       6,600          41,662
 Donegal Group, Inc....................................       5,600          38,150
 *Donna Karan International, Inc.......................      18,500         144,531
 Donnelly Corp. Class A................................       5,600          80,850
 Downey Financial Corp.................................      28,900         581,612
 *Dress Barn, Inc......................................      21,200         363,050
 *Drug Emporium, Inc...................................      12,700          51,395
 *Drypers Corp.........................................      13,000          33,516
 *Duckwall-Alco Stores, Inc............................       5,000          39,844
 *Ducommun, Inc........................................         700           6,212
 *Dura Automotive Systems, Inc.........................      15,085         312,542
 *Dura Pharmaceuticals, Inc............................      42,000         547,312
 Dyersburg Corp........................................      16,000          11,000
 *Dynamics Research Corp...............................       8,800          46,475
 *E-Z-Em, Inc. Class A.................................       3,600          20,700
 *ECC International Corp...............................       8,200          26,650
 *EFTC Corp............................................      22,100          49,725
 *EIS International, Inc...............................      13,900          60,378
 EMC Insurance Group, Inc..............................      12,300         124,922
 *EMS Technologies, Inc................................       9,800         105,962
 *ESCO Electronics Corp. Trust Receipts................      14,700         142,406
 Eagle Bancshares, Inc.................................       5,700          91,378
 *Eagle Food Centers, Inc..............................      10,100          14,992
 Earthgrains Co........................................      35,900         650,687
 *Echelon International Corp...........................       1,800          40,950
 Ecology & Environment, Inc. Class A...................       2,000          11,500
 Edelbrock Corp........................................       4,100          48,944
 Edo Corp..............................................       3,100          17,631
 *Educational Insights, Inc............................       2,800           5,862
 *EduTrek International, Inc...........................       4,700           3,819
 *Elantec Semiconductor, Inc...........................       6,500         189,922
 *Elcom International, Inc.............................       3,900          40,341
 *Elcotel, Inc.........................................       1,200           2,756
 *Elder-Beerman Stores Corp............................       5,400          34,762
 *Electro Rent Corp....................................       5,300          62,772
 *Electroglas, Inc.....................................      17,200         489,662
 *Elite Information Group, Inc.........................      11,000          78,375

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ellett Brothers, Inc..................................       4,500    $     29,812
 *Emcor Group, Inc.....................................       5,900         102,881
 Empire Federal Bancorp, Inc...........................       1,800          20,812
 *Encad, Inc...........................................      11,700          63,619
 *Encore Wire Corp.....................................       4,900          34,606
 Energen Corp..........................................      12,000         231,000
 Enesco Group, Inc.....................................       3,300          40,219
 Engineered Support Systems, Inc.......................       4,300          49,853
 Engle Homes, Inc......................................      11,300         120,416
 Enhance Financial Services Group, Inc.................      41,600         712,400
 *Enserch Exploration Corp.............................      44,600         117,075
 *Epimmune, Inc........................................       3,200           8,900
 *Equity Marketing, Inc................................       4,400          71,087
 Eskimo Pie Corp.......................................       2,800          26,600
 Espey Manufacturing & Electronics Corp................         400           5,850
 *Esterline Technologies Corp..........................      18,300         229,894
 Ethyl Corp............................................      44,900         188,019
 *Evans & Sutherland Computer Corp.....................       9,000         116,156
 *Exabyte Corp.........................................      21,700         151,561
 *Exar Corp............................................       8,600         419,519
 Exide Corp............................................      30,700         316,594
 *Extended Stay America, Inc...........................     206,300       1,585,931
 *Extended Systems, Inc................................       6,500          96,891
 Ezcorp, Inc. Class A Non-Voting.......................      11,000          42,281
 FBL Financial Group, Inc. Class A.....................      28,600         496,925
 *FEI Co...............................................      30,500         251,625
 FFLC Bancorp..........................................       2,900          45,312
 FNB Financial Services Corp...........................       2,000          23,250
 *FPIC Insurance Group, Inc............................       3,900          73,369
 FSF Financial Corp....................................       1,400          17,062
 *FSI International, Inc...............................      21,800         205,056
 *FTI Consulting, Inc..................................       5,000          28,125
 Fab Industries, Inc...................................       4,400          51,700
 *Fairchild Corp. Class A..............................      32,033         232,239
 Falcon Products, Inc..................................       8,200          76,875
 *Fansteel, Inc........................................       6,800          30,600
 *Farm Family Holdings, Inc............................       5,000         203,750
 Farrel Corp...........................................       6,000          12,187
 *Featherlite Manufacturing, Inc.......................       4,100          27,034
 *Fibermark, Inc.......................................       7,400          92,500
 Fidelity Bancorp, Inc. Delaware.......................       2,200          38,569
 *Fidelity National Corp...............................       7,500          55,547
 Fidelity National Financial, Inc......................      50,100         754,631
 *Filenes Basement Corp................................      25,100           5,271
 *Finish Line, Inc. Class A............................      20,500         135,172
 *Finishmaster, Inc....................................       9,000          60,750
 *First Alliance Corp..................................       5,900          15,303
 First American Financial Corp.........................      44,600         574,225
 First Bell Bancorp, Inc...............................       3,500          56,109
 *First Cash, Inc......................................       4,800          35,700
 First Charter Corp....................................       1,400          22,619
 First Citizens Bancshares, Inc. NC....................       9,600         698,400
 First Defiance Financial Corp.........................       6,900          81,291
 First Essex Bancorp...................................       8,800         144,375
 First Federal Bancshares of Arkansas, Inc.............       4,600          77,337
 *First Investors Financial Services Group, Inc........      13,000          70,687
 First Keystone Financial, Inc.........................       3,500          37,625
 First Mariner Bank Corp...............................       3,700          33,878
                                                               SHARES        VALUE+
                                                               ------        ------
 First Northern Capital Corp...........................       9,000    $     96,750
 *First Republic Bank..................................      10,900         256,831
 First Savings Bancorp, Inc. North Carolina............       3,700          71,456
 First SecurityFed Financial, Inc......................       5,500          62,562
 First Sentinel Bancorp, Inc...........................      39,000         324,797
 First Washington Bancorp, Inc.........................      12,300         203,719
 Firstbank Corp........................................       2,000          26,562
 *Firstfed America Bancorp, Inc........................       3,500          44,187
 FirstFed Financial Corp. DE...........................      24,900         384,394
 Firstspartan Financial Corp...........................       4,000          74,250
 *Fischer Imaging Corp.................................       5,700           9,797
 Flag Financial Corp...................................       6,000          42,375
 Flagstar Bancorp, Inc.................................      10,600         169,269
 *Flander Corp.........................................      30,100          96,884
 Fleetwood Enterprises, Inc............................      23,100         485,100
 Fleming Companies, Inc................................      51,300         618,806
 Flexsteel Industries, Inc.............................       7,100          98,512
 *Florsheim Group, Inc.................................       8,100          24,047
 Flushing Financial Corp...............................      10,200         162,562
 *Foilmark, Inc........................................       1,600           4,800
 *Foodarama Supermarkets, Inc..........................         800          21,400
 *#Forcenergy, Inc.....................................      21,700          13,562
 *Forest Oil Corp......................................      35,300         403,744
 *Foster (L.B.) Co. Class A............................      12,000          58,875
 Foster Wheeler Corp...................................      43,500         443,156
 *Foundation Health Systems, Inc.......................      50,000         421,875
 *Four Media Co........................................      17,300         216,791
 Frankfort First Bancorp, Inc..........................         200           3,000
 Franklin Bank National Associaton Southfield, MI......       3,600          31,444
 *Franklin Covey Co....................................       8,500          62,156
 *Franklin Electronic Publishers, Inc..................       7,100          35,500
 Freds, Inc. Class A...................................      11,800         154,137
 Freedom Securities Corp...............................       2,400          31,350
 Fremont General Corp..................................      53,100         268,819
 Frequency Electronics, Inc............................       9,200          77,050
 *Fresh America Corp...................................         600           2,700
 *Fresh Choice, Inc....................................       2,700           4,725
 *Fresh Foods, Inc.....................................       5,700          42,572
 *Friede Goldman International.........................      18,069         152,457
 *Friedman Billings Ramsey Group, Inc. Class A.........      14,900          88,469
 Friedman Industries, Inc..............................       6,515          23,617
 Friedmans, Inc. Class A...............................      12,400          93,387
 Frisch's Restaurants, Inc.............................       7,100          68,337
 *Fritz Companies, Inc.................................      17,300         170,297
 Frontier Insurance Group, Inc.........................      27,300          81,900
 Frozen Food Express Industries, Inc...................      17,200          74,712
 *G-III Apparel Group, Ltd.............................       7,800          21,937
 GA Financial, Inc.....................................       6,500          87,750
 *GC Companies, Inc....................................       7,100         200,131
 *GP Strategies Corp...................................      12,600          99,225
 *GT Interactive Software Corp.........................      47,100          96,408
 *GZA Geoenvironmental Technologies, Inc...............       1,600           6,100
 *Gadzooks, Inc........................................      10,600          90,431
 Gainsco, Inc..........................................      25,000         148,437
 *Galey & Lord, Inc....................................      26,600          66,500
 *GameTech International, Inc..........................       3,100          14,337
 Garan, Inc............................................       5,300         163,637
 *Garden Fresh Restaurant Corp.........................       5,000          83,437

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Garden Ridge Corp....................................      17,500    $    197,969
 *Gasonics International, Inc..........................       1,400          21,525
 *Gehl Co..............................................       7,500         138,750
 Gencorp, Inc..........................................       9,000          98,437
 *General Cigar Holdings, Inc. Class A.................       3,000          22,687
 *General Communications, Inc.
   Class A.............................................      54,100         221,472
 *Genesee & Wyoming, Inc...............................       1,400          16,625
 *Genesis Health Ventures, Inc.........................      14,600          41,062
 Genesis Worldwide, Inc................................       4,500          18,844
 *Genicom Corp.........................................      13,800           9,919
 *Genome Therapeutics Corp.............................       8,000          34,750
 *Gensym Corp..........................................       7,700          37,658
 *Gerber Childrenswear, Inc............................       2,300          10,637
 *Getty Petroleum Marketing, Inc.......................      16,700          50,100
 *Giant Industries, Inc................................      13,000         112,937
 Gibraltar Steel Corp..................................       2,000          47,375
 *Gibson Greetings, Inc................................       9,200          87,400
 Glatfelter (P.H.) Co..................................      54,100         696,537
 Gleason Corp..........................................      11,500         204,125
 *Glenayre Technologies, Inc...........................      69,900         326,564
 *Globe Business Resources, Inc........................       4,600          58,506
 Golden Enterprises, Inc...............................       2,800           7,962
 *Golden State Bancorp, Inc............................       6,200         120,512
 *Good Guys, Inc.......................................      17,100         140,006
 *Goodys Family Clothing...............................       7,800          51,431
 Gorman-Rupp Co........................................       7,700         137,637
 *Gottschalks, Inc.....................................      15,000         135,000
 *Government Technology Services, Inc..................       8,700          27,459
 *Gradco Systems, Inc..................................       9,400           9,841
 *Graham Corp..........................................       1,900          13,537
 Grand Premier Financial, Inc..........................       2,900          48,756
 *Grand Union Co.......................................      16,400         173,225
 *Greenbriar Corp......................................       4,700           2,937
 Greenbrier Companies, Inc.............................      13,100         131,000
 *Grey Wolf, Inc.......................................      21,000          57,750
 *Griffin Land & Nurseries, Inc. Class A...............       1,900          20,544
 *Griffon Corp.........................................      29,500         226,781
 *Group Maintenance America Corp.......................       8,800          80,300
 Guarantee Life Companies, Inc.........................      12,700         399,653
 Guaranty Federal Bancshares, Inc......................       5,200          57,850
 *Guest Supply, Inc....................................       5,800          82,650
 Guilford Mills, Inc...................................      30,200         218,950
 *Gulf Island Fabrication, Inc.........................       9,500          87,578
 *Gulfmark Offshore, Inc...............................       7,800         111,881
 *Gundle/SLT Environmental, Inc........................      15,700          64,762
 *Gymboree Corp........................................      31,200         189,150
 HCC Insurance Holdings, Inc...........................      16,400         174,250
 HF Financial Corp.....................................       4,800          60,900
 HMN Financial, Inc....................................       5,000          63,594
 *HMT Technology Corp..................................      70,000         252,656
 *HPSC, Inc............................................       3,600          35,437
 *HS Resources, Inc....................................      24,700         319,556
 *Ha-Lo Industries, Inc................................      33,100         206,875
 Haggar Corp...........................................       8,000          99,500
 *Hagler Bailly, Inc...................................       1,900          10,391
 Halifax Corp..........................................       2,000          10,875
 Hallmark Capital Corp.................................       2,700          26,578
 *Hampton Industries, Inc..............................       6,600          16,087
 Hancock Fabrics, Inc..................................      11,600          46,400
 *Handleman Co.........................................      17,600         271,700
                                                               SHARES        VALUE+
                                                               ------        ------
 *Hanger Orthopedic Group, Inc.........................      15,500    $    158,875
 Harbor Florida Bancshares, Inc........................      14,600         184,781
 *Harding Lawson Associates Group, Inc.................       5,800          43,319
 Hardinge Brothers, Inc................................      11,400         155,681
 Harleysville Group, Inc...............................      28,800         432,900
 Harman International Industries, Inc..................      13,400         690,100
 *Hartmarx Corp........................................      41,700         158,981
 *Harvey Entertainment Co..............................       4,300          20,962
 *Hastings Entertainment, Inc..........................      10,400          51,025
 *Hauser, Inc..........................................       2,250           5,414
 Haven Bancorp, Inc....................................       9,900         160,256
 *Hawaiian Airlines, Inc...............................      59,900         131,031
 *Hawk Corp............................................      16,000          86,000
 *Hawker Pacific Aerospace.............................       6,000          27,562
 *Hawthorne Financial Corp.............................       5,500          76,312
 *Headway Corporate Resources, Inc.....................      11,600          43,137
 *Health Management Systems, Inc.......................      16,500          75,797
 *Health Risk Management, Inc..........................       4,100          27,931
 *Health Systems Design Corp...........................       5,000          26,562
 *Healthcare Recoveries, Inc...........................       7,300          23,839
 *Healthcare Services Group, Inc.......................      11,600          94,250
 Healthplan Services Corp..............................      21,900         143,719
 Heico Corp............................................      20,000         342,500
 Heilig-Meyers Co......................................      83,250         301,781
 *Heist (C.H.) Corp....................................       1,100           6,875
 *Hello Direct, Inc....................................       3,900          46,922
 Helmerich & Payne, Inc................................      18,700         423,087
 Heritage Financial Corp...............................       9,500          80,453
 *Herley Industries, Inc...............................         900          12,403
 *Hexcel Corp..........................................      26,400         156,750
 *Hi-Tech Pharmacal, Inc...............................       4,200          20,672
 *High Plains Corp.....................................       4,800           6,750
 *Highlands Insurance Group, Inc.......................      12,200          88,450
 *Hirsch International Corp. Class A...................       8,100          11,517
 *Holiday RV Superstores, Inc..........................         500           2,359
 Holly Corp............................................       7,800         112,125
 *Hollywood Park, Inc..................................      22,700         458,256
 *Hologic, Inc.........................................      20,000         107,500
 *Home Products International, Inc.....................       7,300          65,472
 *Homebase, Inc........................................      75,600         259,875
 *Homestead Village, Inc...............................      40,600          96,425
 Horizon Financial Corp................................       9,200          92,575
 *Horizon Health Corp..................................       8,200          60,987
 *Horizon Offshore, Inc................................      12,800          80,400
 Horton (D.R.), Inc....................................     126,700       1,742,125
 *Hospitality Worldwide Services, Inc..................      11,500          31,625
 *Houston Exploration Co...............................      24,500         490,000
 *Hovnanian Enterprises, Inc. Class A..................      16,800         107,100
 *Hub Group, Inc. Class A..............................       7,600         131,575
 *Hudson River Bancorp, Inc............................       2,200          23,994
 Huffy Corp............................................       8,200          53,812
 Hughes Supply, Inc....................................      25,700         608,769
 Hunt (J.B.) Transport Services, Inc...................      40,300         532,716
 Hunt Corp.............................................      15,100         124,575
 Huntco, Inc. Class A..................................       6,300          13,781
 *Hurco Companies, Inc.................................       6,600          25,575
 *Hutchinson Technology, Inc...........................      10,500         193,594
 *Hypercom Corp........................................      45,300         427,519
 *Hyseq, Inc...........................................      12,100          81,675
 *ICT Group, Inc.......................................      10,400         127,400
 *IDT Corp.............................................      12,000         272,625

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *IEC Electronics Corp.................................       9,000    $     20,812
 *IFR Systems, Inc.....................................       9,800          37,975
 *IHOP Corp............................................       2,200          34,100
 *II-VI, Inc...........................................       8,200         142,475
 IMCO Recycling, Inc...................................      17,900         230,462
 *IRI International Corp...............................      24,900         105,825
 ISB Financial Corp. LA................................       7,000         112,000
 *IT Group, Inc .......................................       1,200          12,525
 *ITEQ, Inc............................................      25,200          21,656
 *ITLA Capital Corp....................................       7,800         114,319
 *IVI Checkmate Corp...................................      13,200          45,787
 *Ikon Office Solutions, Inc...........................     200,000       1,337,500
 *Ikos Systems, Inc....................................       3,600          27,787
 *Imation Corp.........................................      50,300       1,619,031
 *Imperial Credit Industries, Inc......................      47,700         280,237
 Imperial Sugar Co.....................................      56,500         226,000
 *In Focus Systems, Inc................................      15,400         320,994
 *Inacom Corp..........................................      32,140         190,831
 Independence Community Bank Corp......................      17,400         195,206
 Independent Bank East.................................       3,444          56,934
 *Industrial Distribution Group, Inc...................      10,100          38,506
 *Industrial Holdings, Inc.............................       4,500          11,531
 *Industri-Matematik International Corp. ADR...........       2,000           5,812
 *Inference Corp. Class A..............................       2,000           9,437
 *Infinium Software, Inc...............................       3,300          16,294
 *Information Management Associates, Inc...............      12,000          48,187
 *Information Resources, Inc...........................      27,800         277,566
 Ingles Market, Inc. Class A...........................      12,900         151,172
 *Ingram Micro, Inc....................................      80,800       1,075,650
 *Innovative Clinical Solutions, Ltd...................      16,100           8,050
 Innovex, Inc..........................................       8,500          76,766
 *Inprise Corp.........................................      29,700         265,444
 *Input/Output, Inc....................................      49,900         268,212
 *Inso Corp............................................      14,900         338,509
 *Inspire Insurance Solutions, Inc.....................      15,100          95,083
 Insteel Industries, Inc...............................      10,000          84,375
 *Insurance Auto Auctions, Inc.........................      13,500         192,797
 *IntegraMed America, Inc..............................       5,100          16,177
 *Integrated Device Technology, Inc....................      26,400         621,225
 *Integrated Electrical Services, Inc..................      15,600         165,750
 *Integrated Measurement System, Inc...................       8,900         124,322
 *Integrated Orthopedics, Inc..........................       2,500           3,594
 *Integrated Silicon Solution, Inc.....................      19,100         173,989
 *Inter Parfums, Inc...................................       7,800          71,662
 Interface, Inc. Class A...............................      17,600          79,750
 *Intergraph Corp......................................      63,200         283,412
 *Interim Services, Inc................................      46,600         859,187
 *Intermagnetics General Corp..........................      11,800          78,912
 Intermet Corp.........................................      21,900         220,369
 International Aluminum Corp...........................       1,700          41,969
 International Multifoods Corp.........................       6,900          96,169
 *International Rectifier Corp.........................      78,000       1,579,500
 International Shipholding Corp........................       6,400          86,400
 *International Speciality Products, Inc...............      31,300         262,137
 *International Telecommunication Data Systems, Inc....      17,800         232,512
 *International Total Services, Inc....................       6,500           8,714
 *Interphase Corp......................................       5,900         175,156
 Interpool, Inc........................................      50,200         445,525
                                                               SHARES        VALUE+
                                                               ------        ------
 *Intertan, Inc........................................      15,200    $    363,850
 *Intervoice, Inc......................................       1,449          21,780
 *Invision Technologies, Inc...........................       3,000          12,094
 *Ionics, Inc..........................................      17,000         453,687
 *Iridex Corp..........................................       6,200          57,737
 Isco, Inc.............................................       4,500          22,570
 *Isle of Capri Casinos, Inc...........................      23,700         305,878
 *Isolyser Co., Inc....................................       8,300          23,603
 *#Itron, Inc..........................................      14,700          93,253
 *J & J Snack Foods Corp...............................      10,000         188,437
 *J. Alexander's Corp..................................       7,300          22,356
 *J. Jill Group, Inc...................................       5,600          30,537
 *JDA Software Group, Inc..............................      17,600         246,950
 *JLK Direct Distribution, Inc. Class A................       5,000          48,750
 *JLM Industries, Inc..................................      10,500          38,391
 JSB Financial, Inc....................................      12,800         756,800
 *Jackpot Enterprises, Inc.............................       8,800          72,050
 Jacksonville Bancorp, Inc.............................       2,200          33,962
 *Jaco Electronics, Inc................................       3,400          12,644
 *Jacobson Stores, Inc.................................       6,900          47,653
 *Jan Bell Marketing, Inc..............................      28,100          79,031
 *Jason, Inc...........................................      17,400         130,500
 Jefferies Group, Inc..................................       3,900          77,512
 Jefferson Savings Bancorp, Inc........................       5,200          62,400
 *Johnson Worldwide Associates, Inc. Class A...........       8,200          64,447
 *Johnston Industries, Inc.............................      12,800          20,000
 *Jones Apparel Group, Inc.............................      15,383         410,534
 *Jos. A. Bank Clothiers, Inc..........................       4,400          12,100
 Justin Industries, Inc................................      27,500         427,109
 K Swiss, Inc. Class A.................................       2,800          39,987
 K2, Inc...............................................      16,800         123,900
 *KBK Capital Corp.....................................       3,800          18,525
 KCS Energy, Inc.......................................      26,100          19,575
 *KLLM Transport Services, Inc.........................       5,100          32,273
 *KVH Industries, Inc..................................       2,900           8,927
 *Kaiser Aluminum Corp.................................     113,650         752,931
 *Kaiser Ventures, Inc.................................       9,300         128,456
 Kaman Corp. Class A...................................      22,500         267,891
 *Kasper A.S.L., Ltd...................................       7,100          20,856
 Katy Industries, Inc..................................       7,700          80,850
 *Kellstrom Industries, Inc............................       7,400          64,981
 Kellwood Co...........................................      20,900         433,675
 *Kemet Corp...........................................      40,700       1,471,559
 *Kendle International, Inc............................      12,300          99,937
 Kennametal, Inc.......................................      31,600       1,050,700
 *Kent Electronics Corp................................      24,600         564,262
 Kentucky First Bancorp, Inc...........................         400           4,100
 *Kevco, Inc...........................................      10,800          31,387
 Kewaunee Scientific Corp..............................       2,500          25,469
 *Key Energy Group, Inc................................      59,400         297,000
 *Key Production Co., Inc..............................      12,400         100,750
 *Key Technology, Inc..................................       3,900          29,372
 *Key Tronic Corp......................................      11,500          48,156
 *Keystone Automotive Industries, Inc..................      21,400         123,050
 *Keystone Consolidated Industries, Inc................       9,600          37,800
 *Kinark Corp..........................................       6,200           7,750
 *Kinnard Investment, Inc..............................       5,200          29,738
 *Kitty Hawk, Inc......................................      16,400         128,125
 Klamath First Bancorp, Inc............................       8,700          98,963
 *Komag, Inc...........................................      52,700         123,516

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Kulicke & Soffa Industries, Inc......................       4,400    $    156,613
 LNR Property Corp.....................................      28,600         504,075
 LTV Corp..............................................     125,200         438,200
 *LTX Corp.............................................      15,300         276,834
 *Ladd Furniture, Inc..................................       8,300         175,597
 *Ladish Co., Inc......................................      26,000         178,344
 *Lakes Gaming, Inc....................................       8,800          75,625
 *Lam Research Corp....................................      12,200         944,738
 *Lamson & Sessions Co.................................      16,100          84,525
 *Lancer Corp..........................................       7,300          39,238
 *Landair Corp.........................................       1,900           9,619
 Landamerica Financial Group, Inc......................      20,100         390,694
 *Landrys Seafood Restaurants, Inc.....................      41,200         363,719
 *Larscom, Inc.........................................       6,300          28,153
 *Layne Christensen Co.................................      11,600          78,300
 *Lazare Kaplan International, Inc.....................      12,500          96,875
 *Leapnet, Inc.........................................      11,900          64,892
 *#Leasing Solutions, Inc..............................       6,500           1,422
 *Lechters, Inc........................................      22,100          34,531
 Lennar Corp...........................................      27,600         450,225
 Lesco, Inc............................................       3,100          46,597
 Liberty Corp..........................................      11,500         526,125
 *Liberty Financial Companies, Inc.....................      11,100         260,850
 Lifetime Hoan Corp....................................       5,000          25,469
 Lillian Vernon Corp...................................       9,300         111,600
 Lindberg Corp.........................................       6,900          60,375
 *Loews Cineplex Entertainment Corp....................      98,800         642,200
 *Logic Devices, Inc...................................       6,100          13,534
 *Lone Star Steakhouse Saloon..........................      46,000         347,156
 *Lone Star Technologies, Inc..........................      19,100         483,469
 Longview Fibre Co.....................................      59,900         763,725
 *Louis Dreyfus Natural Gas Corp.......................      36,500         657,000
 Luby's Cafeterias, Inc................................       8,800         102,300
 Lufkin Industries, Inc................................       6,800          94,775
 *Lumisy, Inc..........................................      15,600          49,725
 *Lunar Corp...........................................       9,200          64,113
 *Lydall, Inc. DE......................................      18,700         167,131
 *Lynch Corp...........................................         400           9,100
 *Lynch Interactive Corp...............................         400          27,300
 M.A. Hanna Co.........................................      56,200         586,588
 *M.H. Meyerson & Co., Inc.............................       4,000          17,125
 *MB Financial, Inc....................................       5,700          74,278
 MDC Holdings, Inc.....................................      32,900         491,444
 *MEMC Electronic Materials, Inc.......................      38,000         456,000
 MFB Corp..............................................       1,400          25,813
 *MFRI, Inc............................................       4,900          21,744
 MI Schottenstein Homes, Inc...........................      17,100         269,325
 *MIM Corp.............................................      10,600          23,188
 MMI Companies, Inc....................................       6,500          26,406
 *MRV Communications, Inc..............................      23,300         744,872
 *MS Carriers, Inc.....................................      11,500         301,156
 MTS Systems Corp......................................       7,860          78,723
 *Mac-Gray Corp........................................       3,900          15,356
 *Made2Manage Systems, Inc.............................       8,000          54,750
 *Magellan Health Services, Inc........................      45,600         285,000
 *Magnetek, Inc........................................      30,900         206,644
 *Magnum Hunter Resources, Inc.........................      22,100          70,444
 *Main Street & Main, Inc..............................       9,300          31,678
 *Main Street Bancorp, Inc.............................       1,500          15,891
 *Mallon Resources Corp................................       1,500           9,000
 *Manchester Equipment Co., Inc........................       7,500          23,672
 *Manugistic Group, Inc................................      16,000         269,000
                                                               SHARES        VALUE+
                                                               ------        ------
 Marcus Corp...........................................      21,700    $    276,675
 *Marine Drilling Companies, Inc.......................      27,000         455,625
 *Marine Transport Corp................................       6,500          17,266
 Maritrans, Inc........................................      16,400          91,225
 Mark IV Industries, Inc...............................      39,900         748,125
 *MarkWest Hydrocarbon, Inc............................      12,000          66,000
 *Marlton Technologies, Inc............................       6,800          12,750
 Marsh Supermarkets, Inc. Class A......................       3,100          42,625
 Marsh Supermarkets, Inc. Class B......................       4,400          45,925
 Massbank Corp. Reading, MA............................       3,300         107,663
 *Material Sciences Corp...............................      25,100         274,531
 *Matlack Systems, Inc.................................      12,500          49,219
 *Matrix Pharmaceutical, Inc...........................      19,700         102,194
 *Matrix Service Co....................................      11,500          52,469
 *Maverick Tube Corp...................................      13,900         298,416
 *Max & Ermas Restaurants, Inc.........................       1,400           9,538
 *Maxco, Inc...........................................       2,700          22,317
 *Maxicare Health Plans, Inc...........................       5,000          16,094
 *Maxim Group, Inc.....................................      20,400         114,750
 *Maxwell Shoe Company, Inc............................       4,200          36,488
 *Maxwell Technologies, Inc............................       3,600          39,038
 *Maxxam, Inc..........................................       6,500         295,344
 *Maynard Oil Co.......................................       5,800          65,794
 *Mazel Stores, Inc....................................      13,000         123,500
 *McNaughton Apparel Group, Inc........................       7,200          50,850
 *McWhorter Technologies, Inc..........................      11,000         151,250
 *Meadow Valley Corp...................................       3,400          13,069
 Meadowbrook Insurance Group, Inc......................      10,200          60,563
 Medford Bancorp, Inc..................................      12,400         207,700
 *Media 100, Inc.......................................       7,500         104,766
 *Medialink Worldwide, Inc.............................       1,000           6,000
 *Medical Action Industries, Inc.......................       1,200           3,938
 *Medical Alliance, Inc................................       6,700          12,458
 *#Medical Resources, Inc..............................       7,300           4,220
 *Medstone International, Inc..........................       4,600          27,384
 Merchants Group, Inc..................................       2,200          50,050
 Meridian Insurance Group, Inc.........................       5,800          89,538
 *Meridian Medical Technology, Inc.....................       3,000          16,594
 *Meridian Resource Corp...............................      19,900          73,381
 *Merix Corp...........................................       5,700          68,934
 *Metal Management, Inc................................      36,100          82,917
 *Metals USA, Inc......................................      49,000         410,375
 *Metatec Corp. Class A................................       7,200          18,675
 *Metrocall, Inc.......................................      37,500          77,344
 *Metromedia International Group, Inc..................     113,500         510,750
 *Michael Anthony Jewelers, Inc........................       8,600          26,875
 Michael Foods, Inc....................................       1,400          35,219
 *Michaels Stores, Inc.................................      45,600       1,432,125
 *Micro Linear Corp....................................      13,600          96,900
 *Micro Warehouse, Inc.................................      33,000         388,781
 *Microage, Inc........................................      14,700          43,641
 *Microcide Pharmaceuticals, Inc.......................      11,500          83,555
 MicroFinancial, Inc...................................       3,000          33,938
 *Microsemi Corp.......................................       9,400          72,556
 *Microtest, Inc.......................................       7,900          54,806
 *Microtouch Systems, Inc..............................       7,300         108,816
 *Middleby Corp........................................      12,500          66,016
 Midland Co............................................       3,700          85,563
 *Midway Airlines Corp.................................       9,700          72,447
 *Midwest Grain Products, Inc..........................       9,800          83,606
 Mikasa, Inc...........................................      15,300         166,388
 *Mikohn Gaming Corp...................................      12,700          65,088

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Milacron, Inc.........................................      18,700    $    272,319
 *Miller Building Systems, Inc.........................       2,900          16,313
 *Miller Industries, Inc...............................      75,200         183,300
 Minntech Corp.........................................       1,500          14,438
 Mississippi Chemical Corp.............................      27,300         145,031
 *Mitcham Industries, Inc..............................      10,300          40,234
 Mitchell Energy & Development Corp. Class A...........      19,600         461,825
 Mitchell Energy & Development Corp. Class B...........      23,000         529,000
 Mobile America Corp...................................       6,700          14,447
 *Modtech Holdings, Inc................................       2,700          19,828
 *Monarch Dental Corp..................................      12,100          24,200
 *Monro Muffler Brake, Inc.............................       7,700          54,381
 Monterey Bay Bancorp, Inc.............................       2,900          36,431
 *Moog, Inc. Class A...................................       2,000          52,500
 *Moore Medical Corp...................................       2,600          20,638
 Moore Products Co.....................................       2,000          67,313
 *Morrison Knudsen Corp................................      13,500         117,281
 *Motor Car Parts & Accessories, Inc...................       7,500          10,832
 *Motor Club of America................................         500           4,938
 Movado Group, Inc.....................................      11,800         280,988
 *Movie Gallery, Inc...................................      16,100          66,413
 *N & F Worldwide Corp.................................      15,100          83,050
 *NABI, Inc............................................      41,800         192,019
 NCH Corp..............................................       6,000         279,750
 *NCI Building Systems, Inc............................      11,200         186,200
 *NCO Group, Inc.......................................       1,543          71,460
 *NCS Healthcare, Inc..................................       4,700          12,558
 *NMT Medical, Inc.....................................      10,200          21,356
 NN Ball & Roller, Inc.................................       2,300          15,381
 *NPS Pharmaceuticals, Inc.............................       1,300           7,759
 *NS Group, Inc........................................      23,300         241,738
 *Nabors Industries, Inc...............................      19,321         513,221
 Nacco Industries, Inc. Class A........................       9,200         445,625
 Nash Finch Co.........................................      11,400          82,294
 *Nashua Corp..........................................       9,500          70,063
 *Nastech Pharmaceutical Co., Inc......................       7,100          13,867
 *Nathans Famous, Inc..................................       4,400          14,781
 National City Bancorp.................................       9,000         176,625
 *National Discount Brokers Group, Inc.................       1,400          44,975
 *National Home Health Care Corp.......................       3,500          14,766
 National Presto Industries, Inc.......................       9,600         338,400
 *National Processing, Inc.............................       7,600          65,550
 *National Record Mart, Inc............................       3,000          12,047
 National Steel Corp. Class B..........................      27,200         158,100
 National Technical Systems, Inc.......................       8,300          31,644
 *National Techteam, Inc...............................      23,800          94,456
 *Natural Alternatives International, Inc..............       6,800          23,163
 *Natural Microsystems Corp............................       9,100         331,013
 *Natural Wonders, Inc.................................       7,200          11,025
 Nelson (Thomas), Inc..................................       8,400          74,550
 *Netmanage, Inc.......................................      50,600         252,209
 *NetOptix Corp........................................      12,100         433,331
 *Network Computing Devices, Inc.......................      12,900          83,447
 *Network Equipment Technologies, Inc..................      22,000         270,875
 *Neurocrine Biosciences, Inc..........................      15,700         205,572
 *New Brunswick Scientific Co., Inc....................       5,060          27,830
 *New Century Financial Corp...........................       3,600          56,475
 *New Mexico & Arizona Land Co.........................       6,450          33,056
 *Newcor, Inc..........................................       3,900           9,994
                                                               SHARES        VALUE+
                                                               ------        ------
 Newmil Bancorp, Inc...................................       4,000    $     51,000
 *Newpark Resources, Inc...............................      34,400         206,400
 *Niagara Bancorp, Inc.................................       1,000          10,469
 *Niagara Corp.........................................      10,100          47,028
 *Nobel Learning Communities, Inc......................       2,100          16,931
 *Noodle Kidoodle, Inc.................................       6,700          47,109
 *Norstan, Inc.........................................      13,300          95,594
 *Nortel Networks Corp.................................       1,860         137,640
 North Central Bancshares, Inc.........................       3,500          58,188
 *North Face, Inc......................................      11,300          59,678
 Northeast Bancorp.....................................       2,200          17,600
 Northland Cranberries, Inc. Class A...................      17,300         102,178
 Northrim Bank.........................................       1,700          16,814
 *Northwest Pipe Co....................................      10,400         130,000
 *Novacare, Inc........................................      31,200          25,350
 *Novametrix Medical Systems, Inc......................       5,900          23,600
 *Nu Horizons Electronics Corp.........................       9,345          84,689
 *Nuevo Energy Co......................................      27,700         427,619
 *Numerex Corp. Class A................................      11,700          77,878
 Nymagic, Inc..........................................       1,200          17,250
 *O'Sullivan Industries Holdings, Inc..................      19,700         337,363
 *O.I. Corp............................................       4,000          17,000
 *ODS Networks, Inc....................................      14,800         121,175
 OEA, Inc..............................................      14,500          78,844
 *OMNI Energy Services Corp............................      15,300          24,384
 *OSI Pharmaceutical, Inc..............................      15,600          80,194
 *OSI Systems, Inc.....................................       9,600          42,300
 *Oak Technology, Inc..................................      39,800         256,213
 Oakwood Homes Corp....................................      81,600         244,800
 *Objective Systems Integrators, Inc...................      39,000         155,391
 *Oceaneering International, Inc.......................      19,000         247,000
 OceanFirst Financial Corp.............................      19,100         353,947
 *Ocwen Financial Corp.................................      71,100         462,150
 *Officemax, Inc.......................................     200,300       1,226,838
 *Offshore Logistics, Inc..............................      29,800         294,275
 *Ogden Corp...........................................      38,900         505,700
 Oglebay Norton Co.....................................       3,800          83,956
 *#Ohio Casualty Corp..................................      20,500         315,828
 *Old Dominion Freight Lines, Inc......................       8,500         107,844
 Olin Corp.............................................      22,000         394,625
 Olsten Corp...........................................      69,200         700,650
 *Olympic Steel, Inc...................................      12,800          64,400
 *Omega Protein Corp...................................      43,000         112,875
 *Omega Worldwide, Inc.................................       9,500          35,922
 Omnicare, Inc.........................................     149,800       2,031,663
 *Omtool, Ltd..........................................       8,500          25,234
 *On Command Corp......................................       3,100          46,306
 *One Price Clothing Stores, Inc.......................      10,900          28,953
 *Ontrack Data International, Inc......................      10,800         115,763
 *Onyx Acceptance Corp.................................       7,400          54,575
 *Opta Food Ingredients, Inc...........................      13,300          41,147
 *Opti, Inc............................................      12,100          42,350
 *Option Care, Inc.....................................       1,400           4,681
 *Orbital Sciences Corp................................      13,600         188,700
 Oregon Steel Mills, Inc...............................      39,200         318,500
 Oregon Trail Financial Corp...........................       4,000          44,625
 *Oroamerica, Inc......................................       7,600          52,963
 *Ortel Corp...........................................       8,700         553,538
 *Orthologic Corp......................................      28,900          71,347
 Oshkosh Truck Corp. Class B...........................       1,500          41,438
 *Oshman's Sporting Goods, Inc.........................       5,300           8,944
 *Osmonics, Inc........................................      14,400         129,600

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Outsource International, Inc.........................       9,000    $      8,297
 *Overland Data........................................       5,700          38,297
 Overseas Shipholding Group, Inc.......................      59,000         862,875
 Owosso Corp...........................................       6,900          25,444
 Oxford Industries, Inc................................       6,600         140,663
 *P-Com, Inc...........................................      26,800         151,588
 *PAM Transportation Services, Inc.....................       5,200          53,788
 *PBOC Holdings, Inc...................................      11,700          97,256
 *PC Service Source, Inc...............................       5,000          12,813
 *PLM International, Inc...............................       9,800          55,738
 *PMR Corp.............................................       6,500          14,422
 *PPT Vision, Inc......................................       6,500          19,703
 PXRE Group, Ltd.......................................      12,000         148,500
 *Pameco Corp..........................................       5,000          21,563
 Pamrapo Bancorp, Inc..................................       3,900          86,775
 *Panera Bread CO......................................      12,300          97,631
 *Par Technology Corp..................................      10,400          52,650
 Park Electrochemical Corp.............................       4,500         147,938
 *Parker Drilling Co...................................      95,900         377,606
 *Park-Ohio Holdings Corp..............................      11,500         135,844
 *Parlex Corp..........................................       3,700          69,838
 *Parlux Fragrances, Inc...............................      13,400          49,413
 Patina Oil & Gas Corp.................................      16,800         119,700
 Patrick Industries, Inc...............................       6,500          78,406
 *Patterson Energy, Inc................................      29,200         369,563
 *Paul Harris Stores, Inc..............................      12,800          41,400
 Paula Financial, Inc..................................       5,500          33,859
 *Paul-Son Gaming Corp.................................       2,200          14,300
 *Paxar Corp...........................................      20,500         174,250
 *Paxson Communications Corp...........................      60,000         686,250
 *Pediatrix Medical Group, Inc.........................      10,200          79,050
 Peerless Manufacturing Co.............................       1,200          13,725
 Penford Corp..........................................       7,800         117,000
 *Penn Treaty American Corp............................       7,900         125,413
 Penn Virginia Corp....................................       9,700         173,994
 Penn-America Group, Inc...............................       9,500          76,000
 Pennfed Financial Services, Inc.......................       9,400         147,756
 *Pentacon, Inc........................................      10,900          30,656
 Pep Boys - Manny, Moe & Jack..........................      59,500         576,406
 *Perceptron, Inc......................................      10,000          43,906
 *Perfumania, Inc......................................       5,200          18,688
 *Perini Corp..........................................       5,800          22,838
 *Perrigo Co...........................................      12,400         104,238
 *Perry Ellis International, Inc.......................       6,900          78,488
 *Per-Se Technologies, Inc.............................       6,600          49,603
 *Personnel Group of America, Inc......................       8,800          68,750
 *Petco Animal Supplies, Inc...........................      29,000         402,375
 *Petrocorp, Inc.......................................       5,800          35,888
 *Petroleum Development Corp...........................      16,700          71,236
 *PetSmart, Inc........................................      33,500         145,516
 *Phar-Mor, Inc........................................      17,000          43,828
 *Phelps Dodge Corp....................................       6,464         336,128
 *Philadelphia Consolidated Holding Corp...............       7,300         107,219
 *Phillips (R.H.), Inc.................................       2,100           5,873
 Phillips-Van Heusen Corp..............................      36,400         309,400
 *Phoenix International, Ltd...........................       8,200          33,313
 Phoenix Investment Partners, Ltd......................      36,500         285,156
 *Phoenix Technologies, Ltd............................      14,800         211,825
 *Phycor, Inc..........................................         300             441
 Piccadilly Cafeterias, Inc............................      11,700          59,231
 *Pico Holdings, Inc...................................      12,260         186,582
                                                               SHARES        VALUE+
                                                               ------        ------
 *Picturetel Corp......................................      43,600    $    215,956
 Pier 1 Imports, Inc. DE...............................      27,500         190,781
 *Piercing Pagoda, Inc.................................       3,600          47,025
 Pilgrim Pride Corp....................................      15,100         117,025
 Pillowtex Corp........................................       5,200          20,800
 *Pioneer Natural Resources Co.........................     113,200         940,975
 Pioneer Standard Electronics, Inc.....................      31,600         424,625
 Pitt-Des Moines, Inc..................................      11,700         282,994
 Pittston Co. Burlington Group.........................      49,200         467,400
 *Planar Systems, Inc..................................      12,800          83,200
 *Plasma-Therm, Inc....................................      10,200          84,469
 *Play By Play Toys and Novelties, Inc.................       8,000          23,625
 *Players International, Inc...........................      38,300         298,022
 Pocahontas Bancorp, Inc...............................       6,000          38,250
 *Polymedica Industries, Inc...........................       7,000         123,813
 *Polymer Group, Inc...................................      35,000         658,438
 *Pomeroy Computer Resource, Inc.......................       7,300          91,478
 Pope & Talbot, Inc....................................      16,100         192,194
 *Praegitzer Industries, Inc...........................      11,500          63,070
 Precision Castparts Corp..............................       7,500         203,906
 *Precision Response, Corp.............................       9,500         208,406
 *Premiere Technologies, Inc...........................       6,200          47,275
 *Premiumwear, Inc.....................................       1,800           9,450
 Presidential Life Corp................................      38,800         686,275
 *Price Communications Corp............................      44,591       1,117,562
 *Pride International, Inc.............................      70,800       1,017,750
 *Primark Corp.........................................      38,700       1,027,969
 *Prime Hospitality Corp...............................      69,000         599,438
 *Prime Medical Services, Inc..........................      19,300         182,747
 *Printronix, Inc......................................       4,300          74,444
 *Professionals Group, Inc.............................         400          10,150
 *Programmers Paradise, Inc............................       5,100          34,106
 *ProMedCo Management Company..........................      33,800          70,241
 *Protection One, Inc..................................     189,100         330,925
 *Protocol Systems, Inc................................      10,000          79,063
 *Provant, Inc.........................................       3,600          78,975
 *Provident Financial Holdings, Inc....................       5,200          96,525
 Pulaski Financial Corp................................       4,100          44,716
 Pulaski Furniture Corp................................       2,300          38,094
 Pulte Corp............................................      32,400         650,025
 *Pure World, Inc......................................       4,200          11,944
 *QEP Co., Inc.........................................       2,000          15,500
 *QMS, Inc.............................................       3,761          11,283
 *Qad, Inc.............................................      10,100          48,291
 *Quaker Fabric Corp...................................      15,400          51,734
 *Quality Dining, Inc..................................      15,100          35,391
 Quality Systems, Inc..................................       5,800          39,150
 Quanex Corp...........................................      15,000         317,813
 *Quantum Corp.- DLT...................................       3,672          57,834
 *Quantum Corp-Hard Disk Drive.........................       1,836          12,623
 *Quest Diagnostics, Inc...............................      31,800         967,913
 *Quigley Corp.........................................       6,000          12,656
 Quipp, Inc............................................         900          13,725
 *Quorum Health Group, Inc.............................      38,500         345,297
 *R & B, Inc...........................................       8,200          50,738
 *RCM Technologies, Inc................................      16,700         214,491
 *RDO Equipment Co. Class A............................       6,100          40,031
 *RF Monolithics, Inc..................................       2,100          12,239
 RLI Corp..............................................      10,900         370,600
 *RMH Teleservices, Inc................................       3,400          23,959
 RPC, Inc..............................................      18,600         127,875
 *RTI International Metals, Inc........................      28,200         186,825

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *RTW, Inc.............................................       8,500    $     44,359
 *Racing Champions Corp................................       5,500          27,328
 *Radiance Medical Systems, Inc........................      11,100          60,356
 *Ragen Mackenzie Group, Inc...........................         700          14,219
 *Railamerica, Inc.....................................       2,400          19,425
 *Railtex, Inc.........................................      13,500         227,813
 *RailWorks Corp.......................................         500           5,063
 *Rainforest Cafe, Inc.................................      24,300         113,906
 #Range Resources Corp.................................      47,900         158,669
 Raven Industries, Inc.................................       4,500          65,391
 *Raytel Med Corp......................................      17,400          51,656
 *Reading Entertainment, Inc...........................       5,900          34,663
 *Read-Rite Corp.......................................      45,400         248,991
 *Redhook Ale Brewery, Inc.............................       8,300          20,102
 *Reebok International, Ltd............................      54,200         487,800
 *Refac................................................       4,500          20,813
 *Reliability, Inc.....................................       7,100          20,856
 Reliance Bancorp, Inc.................................      11,800         464,256
 Reliance Group Holdings, Inc..........................      51,800         207,200
 Reliance Steel and Aluminum Co........................      15,600         380,250
 *Remington Oil & Gas Corp.............................       1,200           6,038
 *Renaissance Worldwide, Inc...........................      65,000         312,813
 *Renex Corp...........................................      15,600          95,063
 *Rent-Way, Inc........................................      12,500         190,625
 *#Reptron Electronics, Inc............................       6,700          46,063
 *Republic Bankshares, Inc.............................      10,800         152,213
 *Republic First Bancorp, Inc..........................       5,500          35,406
 *Research Partners International, Inc.................       8,800          42,763
 *ResortQuest International, Inc.......................      21,000         129,938
 Resource America, Inc.................................      23,100         194,184
 Resource Bancshares Mortgage Group, Inc...............      12,700          64,294
 *Respironics, Inc.....................................       6,000          47,813
 *Response Oncology, Inc...............................       6,790           9,548
 *Rex Stores Corp......................................       6,400         238,800
 Richardson Electronics, Ltd...........................       9,900          65,897
 *Riddell Sports, Inc..................................       9,000          27,000
 Riggs National Corp...................................      27,500         391,016
 Riverview Bancorp, Inc................................       6,100          68,053
 *Roadhouse Grill, Inc.................................      10,100          40,084
 Roadway Express, Inc..................................       5,200         103,513
 Roanoke Electric Steel Corp...........................       8,800         143,275
 Robbins & Myers, Inc..................................       5,300         106,000
 *Robinson Nugent, Inc.................................       3,900          37,294
 *Robotic Vision Systems, Inc..........................      21,000         125,344
 *Rochester Medical Corp...............................         300           2,231
 *Rock of Ages Co......................................       9,200          54,913
 *Rockshox, Inc........................................      11,700           8,775
 Rock-Tenn Co. Class A.................................      26,300         407,650
 *Rocky Shoes & Boots, Inc.............................       5,000          37,656
 *Rofin-Sinar Technologies, Inc........................      10,400          73,450
 *Rogue Wave Software, Inc.............................      10,300          81,434
 Rollins Truck Leasing Corp............................      61,700         724,975
 *Romac International, Inc.............................     101,900       1,143,191
 *Rottlund, Inc........................................       2,000           5,375
 Rouge Industries, Inc. Class A........................      14,300         108,144
 *Rowan Companies, Inc.................................      62,500       1,070,313
 *Royal Appliance Manufacturing Co.....................       2,000          11,625
 *Rural/Metro Corp.....................................      16,300          94,234
 Russ Berrie & Co., Inc................................       8,100         206,550
 Russell Corp..........................................      40,200         525,113
 *Ryans Family Steak Houses, Inc.......................      26,100         256,922
                                                               SHARES        VALUE+
                                                               ------        ------
 Ryerson Tull, Inc.....................................      18,900    $    386,269
 Ryland Group, Inc.....................................      21,400         486,850
 *S&K Famous Brands, Inc...............................       6,000          45,188
 *S3, Inc..............................................      24,492         206,651
 #SCPIE Holdings, Inc..................................      13,700         476,931
 *SED International Holdings, Inc......................       9,200          18,831
 *SEEC, Inc............................................       6,200          25,381
 *SEMX Corp............................................       5,800          36,975
 SJW Corp..............................................       2,500         301,250
 *SMC Corp.............................................       6,500          26,406
 *SOS Staffing Services, Inc...........................      11,500          54,625
 *SPR, Inc.............................................       4,500          20,813
 *SPS Technologies, Inc................................       1,300          42,575
 *SS&C Technologies, Inc...............................       2,000          10,813
 *STAR Telecommunications, Inc.........................      14,300         113,059
 *STM Wireless, Inc. Class A...........................       8,400          41,213
 *Safety 1st, Inc......................................       5,700          40,434
 *Safety Components International, Inc.................       4,500          12,375
 *San Filippo (John B.) & Son, Inc.....................       6,500          23,359
 Sanderson Farms, Inc..................................      15,100         140,619
 *Santa Fe Snyder Corp.................................      61,400         491,200
 Sara Lee Corp.........................................       6,072         147,246
 *Saucony, Inc. Class A................................       2,100          26,250
 *Saucony, Inc. Class B................................       3,000          38,156
 *Savoir Technology Group, Inc.........................      11,600          61,988
 *Scan-Optics, Inc.....................................       8,800          11,688
 *Scheid Vineyards, Inc................................       3,100          12,594
 *Schein (Henry), Inc..................................       5,900          75,778
 *Schieb (Earl), Inc...................................       3,400          12,750
 *Schlotzskys, Inc.....................................      14,700         101,522
 Schnitzer Steel Industries, Inc.
   Class A.............................................       5,100          95,147
 *Schuff Steel Company.................................       6,000          23,250
 *Schuler Homes, Inc...................................      24,100         155,897
 Schulman (A.), Inc....................................       8,600         136,256
 Schweitzer-Maudoit International, Inc.................       8,600         113,950
 Scope Industries, Inc.................................         400          22,100
 *Seacor Smit, Inc.....................................      16,000         830,000
 *Seattle Filmworks, Inc...............................      12,000          38,813
 *Segue Software, Inc..................................       8,000         203,750
 *Seibels Bruce Group, Inc.............................       8,700          18,623
 *Seitel, Inc..........................................      28,000         189,000
 Selas Corp. of America................................       6,300          38,981
 Selective Insurance Group, Inc........................      36,500         639,891
 *Semitool, Inc........................................      11,800         134,594
 *Sensormatic Electronics Corp.........................     155,800       2,483,063
 *Sequa Corp. Class A..................................       8,900         495,063
 *SeraCare, Inc........................................       1,200           3,825
 *Service Experts, Inc.................................      26,000         162,500
 *Shaw Group, Inc......................................      12,700         265,113
 *#Sheldahl, Inc.......................................      11,400          46,669
 *Shells Seafood Restaurants, Inc......................       2,200           6,394
 *Shiloh Industries, Inc...............................      11,800         102,513
 *Shoe Carnival, Inc...................................       3,000          30,563
 *Shopko Stores, Inc...................................       9,600         217,800
 *Sierra Health Services, Inc..........................      24,600         230,625
 Sifco Industries, Inc.................................       5,100          35,063
 *Sight Resource Corp..................................       7,100          15,309
 *Signal Technology Corp...............................       6,700          30,150
 *Signature Eyewear, Inc...............................       2,500           7,891
 *Silicon Storage Technology, Inc......................      11,400         301,031
 *Silicon Valley Group, Inc............................      44,700         641,166

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Silverleaf Resorts, Inc..............................      22,000    $    160,875
 *Simione Central Holdings, Inc........................       6,800           8,288
 *Simon Transportation Services, Inc...................       6,400          36,400
 Simpson Industries, Inc...............................      21,800         229,581
 *#Simula, Inc.........................................       9,300          52,894
 *Sitel Corp...........................................      48,100         285,594
 *Sizzler International, Inc...........................      12,900          32,250
 Skyline Corp..........................................       8,900         220,831
 Smart & Final Food, Inc...............................      26,000         178,750
 Smith (A.O.) Corp.....................................      14,500         319,000
 Smith (A.O.) Corp. Convertible
   Class A.............................................       5,600         120,400
 *Smithway Motor Express Corp.
   Class A.............................................       6,700          29,522
 *Softech, Inc.........................................       5,900           7,375
 *Software Spectrum, Inc...............................       3,700          40,469
 *Sola International, Inc..............................      42,700         608,475
 *Sonic Automotive, Inc................................       7,500          67,500
 *Sound Advice, Inc....................................         900           8,831
 South Jersey Industries, Inc..........................      20,900         612,631
 *Southern Energy Homes, Inc...........................      12,500          28,516
 *Southwall Technologies, Inc..........................       7,000          30,516
 Southwestern Energy Co................................      31,200         232,050
 Sovereign Bancorp, Inc................................      33,840         299,801
 *Spacehab, Inc........................................      10,400          51,675
 *Spacelabs Medical, Inc...............................       9,700         135,194
 Spartan Motors, Inc...................................      15,000          62,813
 *Sparton Corp.........................................       9,300          44,175
 *Special Metals Corp..................................       2,500           8,516
 *Spectrian Corp.......................................      11,200         304,150
 *Spectrum Control, Inc................................      10,000         107,813
 *SpeedFam-IPEC, Inc...................................      25,367         299,648
 *Speizman Industries, Inc.............................       2,600          13,325
 *Spiegel, Inc. Class A Non-Voting.....................      22,000         175,313
 *Splash Technology Holdings, Inc......................      11,500          81,758
 *Sport Chalet, Inc....................................       2,600          14,991
 *Sport Supply Group, Inc..............................       1,000           6,375
 *Sport-Haley, Inc.....................................       3,700          14,569
 *Sports Authority, Inc................................      43,000          91,375
 *Sportsman's Guide, Inc...............................       5,100          16,416
 Springs Industries, Inc. Class A......................      11,500         460,000
 St. Mary Land & Exploration Co........................      10,400         220,025
 *Staffmark, Inc.......................................      26,300         209,167
 *Stage Stores, Inc....................................      10,100          32,194
 Standard Commercial Corp..............................      15,300          59,288
 *Standard Management Corp.............................       8,300          50,059
 *Standard Microsystems Corp...........................      18,600         227,269
 Standard Motor Products, Inc.
   Class A.............................................       6,800         124,525
 Standard Pacific Corp. DE.............................      61,300         674,300
 *Standard Register Co.................................      17,100         360,169
 *Star Buffet, Inc.....................................       2,900          12,144
 Starrett (L.S.) Co. Class A...........................       6,700         159,544
 *#Starter Corp........................................      15,000           1,350
 State Auto Financial Corp.............................      16,400         158,363
 State Financial Services Corp.
   Class A.............................................       6,000          94,875
 Staten Island Bancorp, Inc............................      22,800         446,025
 Steel Technologies, Inc...............................      13,700         153,697
 Stepan Co.............................................       8,100         191,869
 Stephan Co............................................       4,000          16,000
 *Sterling Financial Corp. WA..........................       8,300         105,306
                                                               SHARES        VALUE+
                                                               ------        ------
 Stewart & Stevenson Services, Inc.....................      29,400    $    350,963
 Stewart Enterprises, Inc..............................      67,700         345,905
 Stewart Information Services Corp.....................      14,700         198,450
 Stifel Financial Corp.................................       7,510          77,916
 Stone & Webster, Inc..................................      14,000         229,250
 *Strategic Distribution, Inc..........................      37,500          59,766
 *Stratus Properties, Inc..............................      12,800          52,400
 Stride Rite Corp......................................      25,311         161,358
 *Suburban Lodges of America, Inc......................      18,300         105,797
 *Success Bancshares, Inc..............................       2,400          28,200
 *Successories, Inc....................................      10,100          27,144
 *Summit Design, Inc...................................      33,000         101,063
 *#Sun Healthcare Group, Inc...........................      10,000             475
 *#Sunbeam Corp........................................     151,400         747,538
 *Sunburst Hospi.......................................       8,200          42,538
 *#Sunrise Assisted Living, Inc........................       8,600         113,144
 *Sunrise Medical, Inc.................................      20,900         125,400
 *Sunrise Resources, Inc...............................       8,000          40,875
 *Sunterra Corp........................................      28,400         305,300
 *Superior National Insurance Group, Inc...............       1,000           3,031
 Superior Surgical Manufacturing Co., Inc..............       7,700          75,075
 *Suprema Specialties, Inc.............................       4,000          35,125
 *Surety Capital Corp..................................       3,700           2,775
 *Swift Energy Corp....................................      15,800         175,775
 *Swiss Army Brands, Inc...............................       9,400          76,963
 *Sybron Chemicals, Inc................................       2,200          29,975
 *Sylvan Learning Systems, Inc.........................       7,900         104,675
 *Sylvan, Inc..........................................       7,200          67,050
 *Symmetricom, Inc.....................................      17,200         127,925
 *Symons International Group, Inc......................       9,900          13,458
 *Symphonix Devices, Inc...............................       2,300           7,152
 *Syms Corp............................................      18,400         111,550
 Synalloy Corp. DE.....................................       6,700          48,156
 *Synaptic Pharmaceutical Corp.........................       9,600          43,800
 *Synbiotics Corp......................................       9,200          20,844
 *Synthetic Industries, Inc............................       7,000         228,156
 *Systemax, Inc........................................       4,000          38,750
 *T&W Financial Corp...................................       4,000          12,688
 *TBA Entertainment Corp...............................       4,600          19,263
 *TBC Corp.............................................      25,400         150,019
 TCBY Enterprises, Inc.................................      27,200         108,800
 *TCSI Corp............................................      21,400          40,125
 *TEAM America Corp....................................         500           3,188
 TF Financial Corp.....................................       1,100          15,159
 *TII Industries, Inc..................................       7,700           9,745
 *TMP Worldwide, Inc...................................         977          92,601
 *TRC Companies, Inc...................................       7,600          59,850
 *TRM Copy Centers Corp................................       7,700          43,794
 Tab Products Co. DE...................................       6,100          46,513
 *Tandy Brand Accessories, Inc.........................       6,200          80,794
 Tandy Corp............................................         484          37,087
 *Tandy Crafts, Inc....................................      14,600          48,363
 *Team, Inc............................................       4,800          10,800
 *Tech Data Corp.......................................      10,600         260,363
 *Tech-Sym Corp........................................       7,700         145,338
 *Tecumseh Products Co. Class A........................      11,400         547,556
 Tecumseh Products Co. Class B.........................       1,000          43,563
 *Tegal Corp...........................................      18,700          60,483
 Tektronix, Inc........................................       9,700         329,800
 *Telcom Semiconductor, Inc............................       8,500          91,906

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Telescape International, Inc.........................         300    $      2,831
 Telxon Corp...........................................      17,500         276,172
 *Template Software, Inc...............................       2,000          19,000
 Terra Industries, Inc.................................      12,500          25,781
 *Tesoro Petroleum Corp................................      42,800         513,600
 *Tesseract Group, Inc.................................      10,400          19,500
 *Tetra Technologies, Inc..............................      16,200         125,550
 Texas Industries, Inc.................................      24,300         880,875
 The Dexter Corp.......................................       4,000         144,500
 *Thermedics, Inc......................................      31,400         178,588
 *Thermo Bioanalysis Corp..............................      11,100         195,638
 *Thermo Ecotek Corp...................................       1,000           7,375
 *Thermo Optek Corp....................................       4,450          44,778
 *Thermo Sentron, Inc..................................       9,100         134,794
 *Thermo Terratech, Inc................................       7,800          52,650
 Thermoretec Corp......................................       5,200          34,450
 *Thermospectra Corp...................................       1,900          30,281
 *Thermotrex Corp......................................      15,700         127,563
 Thomas Industries, Inc................................       1,300          20,963
 *Thomaston Mills, Inc.................................       1,900           2,434
 *Thorn Apple Valley, Inc..............................       6,000             660
 *Tier Technologies, Inc. Class B......................       8,000          57,750
 Timberland Bancorp, Inc...............................       5,800          68,331
 *Titan Exploration, Inc...............................      18,100          64,481
 Titan International, Inc..............................      22,000         145,750
 #Titanium Metals Corp.................................      40,800         221,850
 *Today's Man, Inc.....................................       4,900           3,675
 *Todd Shipyards Corp..................................      10,100          88,375
 *Toll Brothers, Inc...................................      29,500         527,313
 Toro Co...............................................       3,600         116,775
 *Total Entertainment Restaurant Corp..................       1,000           1,703
 *Total Renal Care Holdings, Inc.......................      53,900         384,038
 *Tower Air, Inc.......................................      18,400          27,313
 *Tower Automotive, Inc................................      14,900         223,500
 *Tractor Supply Co....................................       7,500         127,500
 *Trailer Bridge, Inc..................................       6,000          10,875
 *Transact Technologies, Inc...........................       5,500          40,563
 *Transcoastal Marine Services, Inc....................      11,200          36,225
 *Transfinancial Holdings, Inc.........................       4,700          24,969
 *Transmation, Inc.....................................       7,000          14,219
 *Transmedia Network, Inc..............................      11,100          27,750
 *Transportation Components, Inc.......................      30,000          82,500
 *Transportation Technologies Industries, Inc..........      10,000         134,063
 Transpro, Inc.........................................       5,000          33,125
 Transtechnology Corp..................................       8,400          73,500
 *Transworld Healthcare, Inc...........................      17,100          37,406
 *Travel Services International, Inc...................       9,900          99,309
 Tremont Corp. DE......................................       6,000          95,625
 *Trend-Lines, Inc. Class A............................       7,100          10,428
 Trenwick Group, Inc...................................      13,030         264,672
 *Trex Medical Corp....................................      32,200          88,550
 *Triad Hospitals, Inc.................................       1,500          18,516
 *Trico Marine Services, Inc...........................      27,400         204,644
 *Trident Microsystems, Inc............................      14,100         147,609
 Trigen Energy Corp....................................       9,800         159,863
 *Triple S Plastics, Inc...............................       3,000          34,875
 *Tripos, Inc..........................................       2,500          24,883
 *Triumph Group........................................      10,700         260,144
 *Trump Hotels & Casino Resorts, Inc...................      26,600         103,075
 *Tuboscope Vetco International, Inc...................      40,700         579,975
 Twin Disc, Inc........................................       3,700          51,569
                                                               SHARES        VALUE+
                                                               ------        ------
 Tyco International, Ltd...............................       2,550    $    102,159
 *Tyler Technologies, Inc..............................       6,800          28,050
 U.S. Bancorp, Inc.....................................       1,300          16,331
 *U.S. Home & Garden, Inc..............................       3,700           8,730
 *U.S. Office Products, Co.............................      37,400         137,913
 *U.S. Vision, Inc.....................................       3,100           7,847
 UMB Financial Corp....................................       8,700         353,438
 *US Liquids, Inc......................................         200           1,588
 *US Oncology, Inc.....................................      78,372         373,492
 *US Xpress Enterprises, Inc. Class A..................      12,700          91,678
 *USA Floral Products, Inc.............................      16,000          45,500
 *USA Truck, Inc.......................................       4,000          34,625
 *UTI Energy Corp......................................      14,400         291,600
 *Ubics, Inc...........................................       4,000          10,375
 *Ugly Duckling Corp...................................      15,500         115,281
 *Ultimate Electronics, Inc............................       5,100         119,372
 *Ultrak, Inc..........................................      14,300          67,031
 *Ultralife Batteries, Inc.............................      10,900          66,081
 *Ultratech Stepper, Inc...............................      14,600         276,031
 *#Unapix Entertainment, Inc...........................       6,800          12,750
 *Unicapital Corp......................................      35,800          80,550
 Unico American Corp...................................       6,800          46,750
 *Unifi, Inc...........................................      46,300         613,475
 Unifirst Corp.........................................      10,200         154,913
 *Unimark Group, Inc...................................      10,200          13,069
 *Uni-Marts, Inc.......................................       8,200           7,175
 *Union Acceptance Corp. Class A.......................       3,700          27,172
 *Unit Corp............................................      28,500         163,875
 *United Auto Group, Inc...............................       2,800          25,200
 United Community Financial Corp.......................       1,300          13,975
 United Industrial Corp................................      14,700         127,706
 *United Natural Foods, Inc............................      14,000         118,125
 *United Retail Group, Inc.............................      12,700         117,277
 *United Road Services, Inc............................       5,400          10,209
 *United States Energy Corp............................       8,500          32,938
 *United States Home Corp..............................      18,000         463,500
 United Wisconsin Services, Inc........................      15,000          80,625
 *Universal American Financial Corp....................       9,200          39,100
 Universal Forest Products, Inc........................         500           7,734
 *Universal Stainless & Alloy Products, Inc............       6,600          24,853
 *Uno Restaurant Corp..................................       8,200          90,200
 *Unova, Inc...........................................      81,000       1,063,125
 *Urocor, Inc..........................................      13,500          45,773
 *Urologix, Inc........................................      14,900          75,897
 *Utilx Corp...........................................       6,900          30,188
 *V.I. Technologies, Inc...............................       2,400          14,475
 *VTEL Corp............................................      27,500          98,828
 *Vail Resorts, Inc....................................       2,000          34,375
 Valero Energy Corp....................................      90,000       1,867,500
 *Vallen Corp..........................................      11,000         272,594
 *Value City Department Stores, Inc....................      29,600         493,950
 *Valuevision International, Inc. Class A..............      15,900         715,003
 *Vans, Inc............................................      12,100         145,200
 *#Vari L Co., Inc.....................................       6,500         130,203
 *Varian Medical Systems, Inc..........................      12,000         313,500
 *Variflex, Inc........................................       4,800          30,000
 *Venator Group, Inc...................................     105,700         726,688
 *Verilink Corp........................................      13,800          45,497
 *Veritas DGC, Inc.....................................      31,600         460,175
 *Vertex Communications Corp...........................       8,100         172,125
 Vesta Insurance Group, Inc............................      20,500          80,719

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Vestcom Int'l, Inc...................................      10,600    $     37,100
 *Veterinary Centers of America, Inc...................      35,000         392,656
 *Viasoft, Inc.........................................      16,900         104,305
 *Vicon Industries, Inc................................       4,500          26,438
 *Vicorp Restaurants, Inc..............................       9,700         170,356
 *Video Display Corp...................................       3,700          14,800
 Vintage Petroleum, Inc................................      65,800         703,238
 *Vishay Intertechnology, Inc..........................      49,625       1,436,023
 *Vision Twenty-One, Inc...............................       4,300          18,275
 *VisionAmerica, Inc...................................       8,400          24,675
 *Vivid Technologies, Inc..............................      10,800          63,956
 *Volt Information Sciences, Inc.......................      26,000         580,125
 Vulcan International Corp.............................         400          12,400
 *Vysis, Inc...........................................       2,000           6,406
 WFS Financial, Inc....................................      20,400         454,538
 *#WHX Corp............................................      16,500         146,438
 *WLR Foods, Inc.......................................      17,100          97,256
 *WPI Group, Inc.......................................       7,200          19,575
 Wabash National Corp..................................      23,300         342,219
 Wackenhut Corp. Class A...............................       3,800          53,913
 Wackenhut Corp. Class B Non-Voting....................       3,600          36,450
 *Walker Interactive Systems, Inc......................      17,400         101,681
 *Warrantech Corp......................................      21,500          21,500
 *Washington Homes, Inc................................       9,400          49,938
 Washington Savings Bank FSB Waldorf, MD...............       1,600           5,400
 *Waterlink, Inc.......................................      16,000          50,000
 Watkins-Johnson Co....................................       6,700         260,044
 Watsco, Inc. Class A..................................      24,000         261,000
 Watts Industries, Inc. Class A........................      23,200         323,350
 *Webb (Del) Corp......................................      19,200         439,200
 *Webco Industries, Inc................................       2,800           9,100
 *Weider Nutrition International, Inc..................       5,000          16,875
 *Weirton Steel Corp...................................      32,000         102,000
 Wellman, Inc..........................................      35,100         559,406
 Werner Enterprises, Inc...............................      11,200         168,000
 *West Marine, Inc.....................................      15,500         132,234
 Westcorp, Inc.........................................      30,200         443,563
 Westerfed Financial Corp..............................       5,400          89,100
 Western Ohio Financial Corp...........................       1,600          28,550
 *Western Water Co.....................................       3,600           4,838
 *Weston (Roy F.), Inc. Class A........................       6,900          15,309
 *Wet Seal, Inc. Class A...............................       3,500          47,578
 *Williams Clayton Energy, Inc.........................       8,300         122,944
 *Willis Lease Finance Corp............................       8,000          52,500
 *Wilshire Oil Co. of Texas............................      11,000          42,625
 *Windmere Corp........................................      34,400         492,350
 *Wisconsin Central Transportation Corp................      20,600         289,044
 Wiser Oil Co..........................................      10,200          28,688
 Wolohan Lumber Co.....................................       5,600          68,425
 *Wolverine Tube, Inc..................................      16,800         255,150
 Wolverine World Wide, Inc.............................       6,500          71,094
                                                               SHARES        VALUE+
                                                               ------        ------
 Woodward Governor Co..................................      11,800    $    318,231
 *Workgroup Technology Corp............................       8,000           8,750
 World Fuel Services Corp..............................      12,700         101,600
 *Worldtex, Inc........................................      17,100          20,306
 XL Capital, Ltd.......................................      12,901         657,951
 *Xetel Corp...........................................       8,800          16,363
 *Xtra Corp............................................      17,900         716,000
 Yankee Energy Systems, Inc............................      11,480         490,053
 Yardville National Bancorp............................       3,800          45,600
 *Yellow Corp..........................................      32,100         541,688
 York Financial Corp...................................      11,025         139,880
 York Group, Inc.......................................       8,500          36,258
 *York International Corp..............................       8,800         196,350
 *York Research Corp...................................       5,900          21,756
 Zap.com Corp..........................................         380             855
 *Zapata Corp..........................................      21,000         114,188
 *Zaring National Corp.................................       1,800           8,213
 *Zemex Corp...........................................      10,200          82,875
 Zenith National Insurance Corp........................      20,100         417,075
 *Zing Technologies, Inc...............................       2,000          17,000
 *#Zoltek Companies, Inc...............................      17,000         197,094
 *Zygo Corp............................................       8,100         156,431
 *Zymetx, Inc..........................................       1,600           3,375
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $246,756,197)..................................                 260,743,006
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Franklin Covey Co. Rights 11/30/99...................       6,000               0
 *Skyepharma P.L.C. Contingent Payment Rights..........       4,600               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $10,061,400) to be
   repurchased at $9,908,459.
   (Cost $9,907,000)...................................    $  9,907       9,907,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $256,663,197)++................................                $270,650,006
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $256,831,002.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         THE U.S. 6-10 VALUE PORTFOLIO

                               NOVEMBER 30, 1999

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. 6-10 Value Series of The DFA
  Investment Trust Company..................................  152,815,850       $2,622,319,986
                                                                                --------------
    Total Investments (100%) (Cost $2,271,454,636)++........                    $2,622,319,986
                                                                                ==============

--------------
++The cost for federal income tax purposes is $2,333,052,267.

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. 6-10 Small Company Series of The DFA
  Investment Trust Company..................................   32,580,504       $  398,785,369
                                                                                --------------
    Total Investments (100%) (Cost $315,819,081)++..........                    $  398,785,369
                                                                                ==============

--------------
++The cost for federal income tax purposes is $328,167,521.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (92.4%)
 *1-800 CONTACTS, Inc..................................        600     $    15,900
 *3-D Systems Corp.....................................        900           6,961
 *3DO Co...............................................      4,000          38,437
 *3Dfx Interactive, Inc................................      2,900          25,737
 *4Front Software International, Inc...................      1,300          27,787
 *800-Jr Cigar, Inc....................................      1,300          10,887
 *#8X8, Inc............................................      1,900           8,253
 *A.C. Moore Arts & Crafts, Inc........................      1,000           4,937
 *AAON, Inc............................................        600           7,500
 AAR Corp..............................................      4,100          67,650
 ABC Bancorp...........................................        700           9,231
 *ABC Rail Products Corp...............................      2,800          31,150
 ABM Industries, Inc...................................      2,700          58,050
 *ACSYS, Inc...........................................      1,300           2,437
 *ACT Manufacturing, Inc...............................      1,450          44,270
 *ACT Networks, Inc....................................        600           4,875
 *ACX Technologies, Inc................................      3,400          31,450
 *ADE Corp.............................................      1,300          23,278
 *AEP Industries, Inc..................................      1,100          32,450
 *AG Services America, Inc.............................        500           7,344
 *AHL Services, Inc....................................      2,600          47,694
 AK Steel Holding Corp.................................      3,024          50,085
 *#AMBI, Inc...........................................      4,600          11,356
 *AMC Entertainment, Inc...............................      2,900          29,362
 *AMF Bowling, Inc.....................................        500           1,594
 *AML Communications, Inc..............................      1,000           4,406
 *APAC Teleservices, Inc...............................      5,700          33,309
 *ARI Network Services, Inc............................        500           2,703
 *ARIS Corp............................................      1,100           9,006
 *#ASV, Inc............................................      1,000          14,562
 *ATG, Inc.............................................      1,400           6,737
 *ATMI, Inc............................................      2,200          66,894
 *ATS Medical, Inc.....................................      1,800          17,156
 *AVT Corporation......................................      1,300          52,203
 *Aames Financial Corp.................................      1,200           1,275
 *Aavid Thermal Technologies, Inc......................      1,100          25,403
 *Abaxis, Inc..........................................      2,100           9,844
 *Abgenix, Inc.........................................        500          25,594
 *Abiomed, Inc.........................................        600          18,450
 *#Able Telcom Holding Corp............................      1,800          18,337
 *Acacia Research Corp.................................      1,600          34,400
 *Accel International Corp.............................        500             523
 *Acceptance Insurance Companies, Inc..................      1,200           7,650
 *Access Worldwide Communications, Inc.................        800           1,250
 *Acclaim Entertainment, Inc...........................      8,200          52,916
 *Ace Cash Express, Inc................................      1,500          24,656
 *Ace Comm Corp........................................      1,100          10,897
 Aceto Corp............................................        400           4,525
 Ackerley Group, Inc...................................      2,600          42,575
 *Acme Electric Corp...................................        500           3,328
 *Acorn Products, Inc..................................        400             825
 *Actel Corp...........................................      3,300          77,241
 *#Action Performance Companies, Inc...................      2,500          42,266
 *Active Voice Corp....................................        300           8,100
 *Activision, Inc......................................      2,200          33,069
 *#Actrade International, Ltd..........................      1,300          23,034
                                                            SHARES           VALUE+
                                                            ------           ------
 *Actuate Corp.........................................      2,100     $   126,722
 *Acuson Corp..........................................      4,000          46,250
 *Adac Laboratories....................................      2,300          27,241
 *adam.com, Inc........................................        300           5,006
 *Adaptive Broadband Corp..............................      1,500          59,812
 *Adept Technology, Inc................................        600           3,844
 *Administaff, Inc.....................................      1,400          23,450
 *Advance Lighting Technologies, Inc...................      3,000          16,594
 *Advance Paradigm, Inc................................        700          27,781
 *Advanced Communications Group, Inc...................      3,000          23,812
 *Advanced Communications Systems, Inc.................        900          13,697
 *Advanced Digital Information Corp....................      2,000          89,250
 *Advanced Energy Industries, Inc......................      1,700          57,216
 *Advanced Fibre Communications........................      4,600         127,650
 *Advanced Magnetics, Inc..............................        400           1,425
 Advanced Marketing Services, Inc......................      1,300          26,528
 *Advanced Neuromodulation Systems, Inc................        500           3,734
 *Advanced Polymer Systems, Inc........................      2,000           7,187
 *Advanced Radio Telecom Corp..........................      3,300          45,581
 *Advanced Technical Products, Inc.....................        100           1,331
 *#Advanced Tissue Sciences, Inc.......................      5,800          18,397
 #Advanta Corp. Class A................................        700          12,206
 Advanta Corp. Class B Non-Voting......................      1,500          19,312
 *#Advantage Learning Systems, Inc.....................      5,100         125,906
 *Advantica Restaurant Group, Inc......................      4,300           7,458
 *Advent Software, Inc.................................        750          41,812
 Advest Group, Inc.....................................      1,300          23,319
 *Advo, Inc............................................      3,200          65,800
 *Aehr Test Systems....................................        700           3,478
 *Aerial Communications, Inc...........................      3,200         131,900
 *Aeroflex, Inc........................................      1,800          14,850
 *Aerosonic Corp. DE...................................        500           5,687
 *Aerovox, Inc.........................................        600           1,650
 *Aetrium, Inc.........................................        600           3,206
 *Affiliated Managers Group, Inc.......................      3,500         104,125
 *Affymetrix, Inc......................................      1,500         146,344
 *Aftermarket Technology Corp..........................      2,000          17,250
 *Ag-Chem Equipment Co., Inc...........................        600           7,537
 Agco Corp.............................................      6,000          76,125
 *Agribiotech, Inc.....................................      3,800          12,231
 *Agribrands International, Inc........................        500          23,531
 *Aht Corp.............................................        700           3,128
 Air Express International Corp........................      2,200          70,950
 *Air Methods Corp.....................................        800           2,875
 *Airgas, Inc..........................................      4,600          44,850
 *Airnet Systems, Inc..................................      1,700           9,137
 *Airtran Holdings, Inc................................      8,100          37,083
 *Akorn, Inc...........................................      2,000           9,187
 *Aksys, Ltd...........................................      1,500           7,312
 Alabama National Bancorporation.......................        700          15,837
 Alamo Group, Inc......................................      1,000          10,000
 *Alaris Medical, Inc..................................      8,900          17,800
 *Albany International Corp. Class A...................      3,400          57,375
 *Aldila, Inc..........................................        600             797
 *Alexion Pharmaceuticals, Inc.........................      1,700          29,697
 Alfa Corp.............................................      3,500          61,469

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Algos Pharmaceutical Corp............................      1,900     $    22,919
 Alico, Inc............................................        500           8,062
 *Align-Rite International, Inc........................        200           3,794
 *Alkermes, Inc........................................      2,500         106,406
 *Allen Telecom, Inc...................................      3,300          30,937
 Alliance Bancorp......................................      1,700          33,787
 *Alliance Gaming Corp.................................        600           1,987
 *Alliance Pharmaceuticals Corp........................      6,500          29,047
 *Alliance Semiconductor Corp..........................      6,200          89,512
 *Allied Healthcare Products, Inc......................        800           2,325
 *Allied Holdings, Inc.................................        800           5,600
 Allied Products Corp..................................      1,200           4,350
 *Allied Research Corp.................................        500           3,187
 *Allin Communications Corp............................        600           3,000
 *Allou Health & Beauty Care, Inc. Class A.............        500           3,656
 *Alltrista Corp.......................................        700          15,050
 *Alpha Industries, Inc................................      1,050          63,558
 *Alpha Microsystems, Inc..............................      1,700           7,358
 *Alpha Technologies Group, Inc........................        700           4,353
 *Alphanet Solutions, Inc..............................        900           4,219
 Alpharma, Inc. Class A................................      2,700          86,400
 *Alpine Group, Inc....................................      2,200          27,775
 *Alternative Resources Corp...........................      2,400          12,675
 *Alterra Healthcare Corp..............................      1,800          13,612
 *Alyn Corp............................................        700           1,630
 *Alysis Technologies, Inc.............................        600           2,944
 Ambanc Holding Co., Inc...............................        300           4,753
 *Ambassadors, Inc.....................................        900          10,997
 Amcast Industrial Corp................................      1,400          19,600
 Amcol International Corp..............................      4,000          71,000
 Amcore Financial, Inc.................................      4,200         105,787
 *Amerco, Inc..........................................      1,200          31,425
 *America Services Group, Inc..........................        200           2,812
 *America West Holdings Corp. Class B..................      3,800          76,712
 *American Aircarriers Support, Inc....................        700           5,523
 American Bank of Connecticut..........................        500          12,062
 American Business Products, Inc.......................      1,500          16,031
 *American Classic Voyages Co..........................      2,800          82,250
 *American Coin Merchandising, Inc.....................        600           1,556
 *American Freightways Corp............................      4,800          82,950
 *American Healthcorp, Inc.............................      1,300           6,419
 *American Homestar Corp...............................      1,800           7,397
 *American Italian Pasta Co............................      1,800          54,112
 *American Medical Security Group, Inc.................      1,700           9,987
 *American Mobile Satellite Corp.......................      4,800          75,750
 *American Pacific Corp................................        500           3,672
 *American Precision Industries, Inc...................        500           5,437
 *#American Retirement Corp............................      2,600          22,425
 *American Science & Engineering, Inc..................        500           4,250
 *American Shared Hospital Services....................        600           2,625
 *American Skiing Co...................................      1,600           6,400
 *American Software, Inc. Class A......................      1,800           8,916
 American States Water Company.........................        600          22,762
 *American Superconductor Corp.........................      2,300          43,700
 *American Wagering, Inc...............................        500           2,687
 American Woodmark Corp................................      1,200          24,787
 *#American Xtal Technology, Inc.......................      1,900          30,103
 *Amerihost Properties, Inc............................        300           1,008
 *Ameripath, Inc.......................................      1,900          15,527
                                                            SHARES           VALUE+
                                                            ------           ------
 Amerus Life Holdings, Inc. Class A....................      3,900     $    91,894
 *Ames Department Stores, Inc..........................      1,500          39,797
 Ametek, Inc...........................................      3,300          66,000
 *Ampex Corp. Class A..................................      5,800          26,462
 *Amphenol Corp........................................      1,200          81,975
 Amplicon, Inc.........................................      1,200          12,675
 *Amrep Corp...........................................        700           3,325
 *Amresco, Inc.........................................      1,000           2,016
 *Amtran, Inc..........................................      1,200          23,400
 Amwest Insurance Group, Inc...........................        200           1,400
 *Anacomp, Inc.........................................      1,400          25,156
 *Anadigics, Inc.......................................      2,200          98,725
 Analogic Corp.........................................      1,900          56,703
 *Analogy, Inc.........................................        600           1,125
 Analysts International Corp...........................      3,400          40,269
 *#Analytical Surveys, Inc.............................      1,000          14,000
 *Anaren Microwave, Inc................................        600          26,137
 Anchor Bancorp Wisconsin, Inc.........................      2,500          39,922
 Andersons, Inc........................................        700           6,103
 Andover Bancorp, Inc. DE..............................      1,000          30,031
 *Andrea Electronics Corp..............................      2,000          15,625
 *#Anesta Corp.........................................      1,300          19,094
 *Angeion Corp.........................................        600           1,294
 *Anicom, Inc..........................................      2,500          11,602
 *Anika Therapeutics, Inc..............................        600           3,731
 *Anixter International, Inc...........................      2,700          55,012
 *Ansoft Corp..........................................      1,800          13,219
 *AnswerThink Consulting Group, Inc....................      5,200         134,712
 *Ansys, Inc...........................................      2,500          23,008
 *Antec Corp...........................................      2,300         128,800
 *Anthony and Sylvan Pools Corp........................        325           2,204
 *Apex, Inc............................................      3,100          72,656
 *Aphton Corp..........................................      1,600          22,600
 Apogee Enterprises, Inc...............................      3,300          19,800
 *Apple Orthodontix, Inc...............................        700             350
 Applebees International, Inc..........................      1,200          36,112
 *Applied Analytical Industries, Inc...................      1,900          16,150
 *Applied Digital Solutions, Inc.......................      4,000          25,125
 *Applied Extrusion Technologies, Inc..................        700           4,484
 *Applied Graphics Technologies, Inc...................      2,200          20,762
 Applied Industrial Technologies, Inc..................      2,200          37,675
 *Applied Innovation, Inc..............................      1,600           9,575
 *Applied Microsystems Corp............................        700           5,906
 *Applied Science & Technology, Inc....................      1,100          25,816
 Applied Signal Technologies, Inc......................        600           8,175
 *Applix, Inc..........................................      1,100          19,491
 *Apria Healthcare Group, Inc..........................      2,200          30,662
 *Aquila Biopharmaceuticals, Inc.......................        500             719
 *Aradigm Corp.........................................      1,300           8,734
 *Arcadia Financial, Ltd...............................      3,900          17,550
 *Arch Chemicals, Inc..................................      2,300          35,937
 Arch Coal, Inc........................................      4,600          44,850
 *Arch Communications Group, Inc.......................      7,200          45,787
 Arctic Cat, Inc.......................................      2,100          21,394
 *Ardent Software, Inc.................................      1,878          49,239
 Area Bancshares Corp..................................      1,700          43,244
 Argonaut Group, Inc...................................      2,900          67,062
 *Argosy Gaming Corp...................................      4,200          59,325
 *Arguss Holdings, Inc.................................      1,200          16,462
 *#Ariel Corp..........................................      1,500          18,609
 *Ark Restaurants Corp.................................        200           1,950
 *Arkansas Best Corp...................................      2,000          25,062

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Arm Financial Group, Inc. Class A.....................      2,000     $       122
 *Armor Holdings, Inc..................................      2,900          34,256
 Arnold Industries, Inc................................      3,000          37,969
 *Aronex Pharmaceuticals, Inc..........................      2,700           8,859
 *Arqule, Inc..........................................      1,300           7,962
 Arrow Financial Corp..................................        375           7,535
 Arrow International, Inc..............................      2,300          68,856
 *Artesyn Technologies, Inc............................      3,700          80,591
 *Arthrocare Corp......................................        600          36,394
 *Artisan Components, Inc..............................      1,300          16,859
 *Artisoft, Inc........................................      1,500          20,297
 *Asahi/America, Inc...................................        200           1,881
 *Ascent Entertainment Group, Inc......................      3,000          36,281
 *Ascent Pediatrics, Inc...............................        500             773
 *#Asche Transportation Services, Inc..................        300             937
 *Ashworth, Inc........................................      1,700           7,836
 *Aspect Development, Inc..............................      3,100         147,250
 *Aspect Telecommunications Corp.......................      4,900         162,006
 *Aspen Technology, Inc................................      3,000          56,437
 *Assisted Living Concepts, Inc........................      1,000           1,562
 *Associated Materials, Inc............................        700          10,478
 *Astea International, Inc.............................      1,000           3,812
 *Astec Industries, Inc................................      1,900          47,916
 Astro-Med, Inc........................................        500           3,094
 *Astronics Corp.......................................        300           2,869
 *AstroPower, Inc......................................        900          11,334
 *Asyst Technologies, Inc..............................      1,200          48,075
 *At Home Corp.........................................        828          40,236
 *Atlantic American Corp...............................      2,500           7,109
 *Atlantic Coast Airlines, Inc.........................      2,800          57,925
 *Atlantic Data Services, Inc..........................      1,900           6,828
 *Atrix Labs, Inc......................................        700           4,112
 *Atwood Oceanics, Inc.................................      1,400          47,075
 *Audiovox Corp. Class A...............................      1,500          44,625
 *Ault, Inc............................................        300           2,306
 *Aurora Biosciences Corp..............................      2,600          30,794
 *Aurora Foods, Inc....................................      4,000          36,000
 *Auspex Systems, Inc..................................      3,300          40,734
 Authentic Fitness Corp................................      2,300          47,581
 Autocam Corp..........................................        400           6,812
 *Autote Corp. Class A.................................      2,700           6,750
 Avado Brands, Inc.....................................      3,400          16,469
 *Avant Corp...........................................      3,500          54,797
 *Avant Immunotherapeutics, Inc........................      1,900           4,661
 *Avi Biopharma, Inc...................................      1,300           8,816
 *Aviall, Inc..........................................      1,800          13,725
 *#Aviation Sales Co...................................      1,800          25,425
 *Avid Technology, Inc.................................      2,500          27,891
 *#Avigen, Inc.........................................      1,000          29,812
 *#Aviron..............................................      1,600          25,650
 *Avis Rent A Car, Inc.................................      3,700          70,762
 *Avnet, Inc...........................................         67           3,681
 *Avteam, Inc. Class A.................................      1,100           4,967
 *Aware, Inc...........................................      2,200          83,462
 *Axent Technologies, Inc..............................      3,400          74,800
 *Axys Pharmaceuticals, Inc............................      3,700          15,147
 *Aztar Corp...........................................      5,300          56,644
 Aztec Manufacturing Co................................        600           5,700
 B B & T Corp..........................................      1,218          39,128
 BEI Technologies, Inc.................................        500           6,375
 BHA Group Holdings, Inc. Class A......................        500           4,531
 *BI, Inc..............................................        500           3,719
                                                            SHARES           VALUE+
                                                            ------           ------
 BMC Industries, Inc...................................      3,300     $    17,944
 *BOK Financial Corp...................................      1,442          30,597
 BSB Bancorp, Inc......................................        900          18,731
 BT Financial Corp.....................................      1,300          28,559
 *BTG, Inc.............................................        500           3,344
 *BTU International, Inc...............................        700           3,806
 *BWAY Corp............................................        900           5,175
 *Bacou USA, Inc.......................................      1,800          28,800
 Bairnco Corp..........................................        500           3,656
 Baker (J.), Inc.......................................      1,400           7,306
 *Baker (Michael) Corp.................................        700           4,550
 *Balance Bar Co.......................................      1,000          11,062
 Balchem Corp..........................................        500           4,312
 Baldor Electric Co....................................      3,900          76,294
 Baldwin & Lyons, Inc. Class B.........................      1,100          22,756
 *Baldwin Technology, Inc. Class A.....................      1,500           3,656
 *Ballantyne Omaha, Inc................................      1,545           8,304
 *#Bally Total Fitness Holding Corp....................      2,800          63,700
 Bancfirst Ohio Corp...................................        500          12,094
 Bancwest Corp.........................................        164           7,226
 Bandag, Inc...........................................        700          16,975
 Bandag, Inc. Class A..................................      1,300          27,137
 Bangor Hydro-Electric Co..............................        500           8,031
 Bank of Granite Corp..................................      1,100          24,819
 *Bank Plus Corp.......................................      1,900           5,819
 *Bank United Financial Corp. Class A..................      2,200          19,216
 BankAtlantic Bancorp, Inc. Class A....................        150             684
 BankAtlantic Bancorp, Inc. Class B....................      1,000           5,594
 *BankFirst Corp.......................................      1,100          10,312
 BankNorth Group, Inc. DE..............................      1,500          45,562
 Banta Corp............................................      2,900          63,619
 *Banyan System, Inc...................................      2,900          41,778
 Barnes Group, Inc.....................................      2,000          32,500
 *Barnett, Inc.........................................      1,600          14,125
 *Barra, Inc...........................................      1,400          40,819
 *Barrett Business Services, Inc.......................        500           3,250
 *Barringer Technologies, Inc..........................        500           3,234
 *Barry (R.G.) Corp....................................      1,100           4,744
 *Basin Exploration, Inc...............................      2,200          38,844
 Bassett Furniture Industries, Inc.....................      1,300          20,637
 *Battle Mountain Gold Co..............................     10,600          26,500
 Bay View Capital Corp.................................      3,096          51,858
 *Baycorp Holdings, Ltd................................        700           5,600
 *Bayou Steel Corp. Class A............................      1,300           4,062
 *Be Aerospace, Inc....................................      3,000          21,094
 Beauticontrol Cosmetics, Inc..........................        300             937
 *Beazer Homes USA, Inc................................        600          11,362
 *#Bebe Stores, Inc....................................      2,400          74,250
 *Belco Oil & Gas Corp.................................      3,200          19,800
 Belden, Inc...........................................      2,500          50,000
 Bell Industries, Inc..................................      1,200           5,925
 *Bell Microproducts, Inc..............................        600           4,425
 *Bellwether Exploration Co............................      1,400           6,956
 *Ben & Jerry's Homemade, Inc. Class A.................        300           5,437
 *Bentley Pharmaceuticals, Inc.........................        800           3,400
 *Benton Oil & Gas Co..................................      2,700           5,400
 Berkley (W.R.) Corp...................................      2,600          55,737
 Berry Petroleum Corp. Class A.........................      2,100          29,137
 *Best Software, Inc...................................      1,200          31,162
 *Beverly Enterprises..................................     12,300          49,200
 *#Beyond.com Corp.....................................      4,300          44,209

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Big Flower Holdings, Inc.............................      2,000     $    62,375
 *Billing Information Concepts Corp....................      4,500          24,820
 Bindley Western Industries, Inc.......................      3,066          40,624
 *BindView Development Corp............................      2,300          68,425
 *Bio Technology General Corp..........................      6,300          75,797
 *Bio Vascular, Inc....................................        600           1,219
 *Bioanalytical Systems, Inc...........................        300             937
 *Biocryst Pharmaceuticals, Inc........................      1,500          38,391
 *#Biomatrix, Inc......................................      2,800          65,800
 *Bionx Implants, Inc..................................        500           1,328
 *Bio-Rad Laboratories, Inc. Class A...................        600          14,812
 *BioReliance Corp.....................................        500           3,625
 *Biosite Diagnostics, Inc.............................      1,300          16,981
 *Biosource International, Inc.........................        500           1,687
 *Biospecifics Technologies Corp.......................        500             828
 *#Biospherics, Inc....................................      1,100           6,205
 *BioTransplant, Inc...................................        900           5,231
 *Biovail Corporation International....................        130           9,109
 Birmingham Steel Corp.................................      3,000          21,750
 *Black Box Corp.......................................      1,100          65,484
 Black Hills Corp......................................        900          19,687
 Blair Corp............................................        600           8,700
 Blanch (E.W.) Holdings, Inc...........................        300          17,400
 Blimpie International.................................        900           1,800
 Block Drug Co., Inc. Class A..........................      1,751          51,217
 *Blonder Tongue Laboratories, Inc.....................        500           2,687
 *#Blue Rhino Corp.....................................        700           6,169
 *Blue Wave Systems, Inc...............................      1,300           7,841
 *Bluegreen Corp.......................................      2,300          12,937
 Bob Evans Farms, Inc..................................      3,000          44,906
 *Boca Research, Inc...................................      1,100           9,281
 *Boca Resorts, Inc....................................      4,900          42,875
 *#Bogen Communications International, Inc.............        700           5,370
 *Boise Cascade Office Products Corp...................      6,000          69,000
 *Bolder Technologies Corp.............................      1,400          15,225
 *Bolle, Inc...........................................        400           1,950
 *Bolt Technology Corp.................................        500           1,969
 *Bombay Co., Inc......................................      4,400          22,000
 *Bon-Ton Stores, Inc..................................      1,000           4,922
 *#Books-a-Million, Inc................................      1,800          18,731
 *Boron, Lepore and Associates, Inc....................      1,300           9,547
 Boston Acoustics, Inc.................................        300           4,425
 *Boston Beer Company, Inc. Class A....................      1,600          11,500
 *Boston Biomedical, Inc...............................        500           1,562
 *Boston Communications Group, Inc.....................      1,500           8,156
 *Boston Private Financial Holdings, Inc...............      1,100           9,952
 Bostonfed Bancorp, Inc................................        500           8,187
 Bowne & Co., Inc......................................      4,400          51,975
 *Boyd Gaming Corp.....................................      7,500          46,406
 Brady (W.H.) Co. Class A..............................      2,100          64,444
 *Brass Eagle, Inc.....................................        700           5,316
 *Brauns Fashions Corp.................................        300           6,450
 Brenton Banks, Inc....................................      3,880          42,801
 *Bridgestreet Accomodations, Inc......................        500             875
 *Brightpoint, Inc.....................................      6,400          71,000
 *BrightStar Information Technology Group, Inc.........        500           3,859
 *Brilliant Digital Entertainment, Inc.................      1,100           3,987
 *Brio Technology, Inc.................................      1,200          45,112
 *Bristol Hotels & Resorts, Inc........................      1,400           7,087
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Britesmile, Inc.....................................      1,800     $    17,325
 *#Broadband Technologies, Inc.........................        900           4,036
 *Brookdale Living Communities.........................        800          10,625
 Brooke Group, Ltd.....................................      2,205          38,450
 Brookline Bancorp, Inc................................      2,900          29,091
 *Brooks Automation, Inc...............................      1,300          35,587
 *Brookstone, Inc......................................        500           8,406
 *Brooktrout Technology, Inc...........................        900          14,400
 *Brown & Sharpe Manufacturing Co. Class A.............      1,300           3,087
 *Brown (Tom), Inc.....................................      2,900          33,984
 Brown and Brown, Inc..................................      1,300          50,700
 Brown Shoe Company, Inc...............................      1,800          28,350
 *Brunswick Technologies, Inc..........................        500           2,094
 Brush Wellman, Inc....................................      1,600          26,000
 *Buckeye Technology, Inc..............................      4,200          66,675
 *#Buckle, Inc.........................................      2,200          34,100
 *Budget Group, Inc....................................      2,200          17,187
 *Buffets, Inc.........................................      5,000          53,281
 *Building Materials Holding Corp......................      1,100          10,931
 *Building One Services Corp...........................      2,500          25,469
 *Bull Run Corp. GA....................................      2,200           8,937
 Burlington Coat Factory Warehouse Corp................      1,700          21,781
 *Burlington Industries, Inc...........................      1,400           5,162
 *Burns International Services Corp....................      2,400          21,450
 *Bush Boake Allen, Inc................................      1,900          47,737
 Bush Industries, Inc. Class A.........................        700          11,200
 *Business Resource Group..............................        300           1,359
 *Butler International, Inc............................        750           5,719
 Butler Manufacturing Co...............................        400           8,575
 C & D Technologies, Inc...............................      1,300          50,862
 *C-COR Electronics, Inc...............................      1,100          56,409
 *#C-Phone Corp........................................        500             797
 *C.P. Clare Corp......................................      1,100           7,150
 *#C3, Inc.............................................        500           4,187
 *CB Richard Ellis Services, Inc.......................      2,100          27,562
 CCBT Financial Companies, Inc.........................        900          13,612
 *CCC Information Services Group, Inc..................      2,400          26,475
 *CDI Corp.............................................      1,900          46,075
 *CDNOW/N2K, Inc.......................................      3,000          45,562
 *CEM Corp.............................................        200           1,794
 *CFI Proservices, Inc.................................        300           2,564
 *CFM Technologies, Inc................................        800           8,875
 CFW Communications Co.................................      1,300          31,606
 *CICOR International, Inc.............................        750           8,156
 CKE Restaurants, Inc..................................      6,300          40,556
 CMP Media Group, Inc..................................      1,300          35,181
 CNA Surety Corp.......................................      5,300          58,962
 *CNS Income...........................................      1,600           7,925
 CPAC, Inc.............................................        300           2,367
 CPI Corp..............................................        600          14,850
 *CSK Auto Corp........................................      2,800          49,700
 *CSS Industries, Inc..................................      1,000          21,375
 *CTB International Corp...............................      1,200           7,594
 *CTC Communications Group, Inc........................      1,400          34,300
 CTG Resources, Inc....................................        600          21,525
 CTS Corp..............................................        200          16,037
 *CUNO, Inc............................................      1,600          32,500
 *CV Therapeutics, Inc.................................      1,900          32,894
 CVB Financial Corp....................................      1,700          42,075
 *CVF Technologies Corp................................        600           1,650

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cable Design Techologies Corp........................      3,400     $    81,387
 Cabot Oil & Gas Corp. Class A.........................      3,000          45,937
 *Cache, Inc...........................................        900           3,994
 *Caci International, Inc. Class A.....................        700          15,531
 *Cade Industries, Inc.................................      2,200          11,034
 *Cadiz, Inc...........................................      3,900          33,272
 Cadmus Communications Corp............................      1,100           8,766
 *Caere Corp...........................................      1,200           8,512
 *Cal Dive International, Inc..........................      1,500          54,656
 Calgon Carbon Corp....................................      3,900          23,887
 *Caliber Learning Network, Inc........................      1,000           2,094
 *California Amplifier, Inc............................      1,200          28,237
 *California Coastal Communities, Inc..................        700           5,469
 *California Micro Devices Corp........................        600           4,912
 California Water Service Group........................        500          15,812
 *Callon Petroleum Co..................................        500           5,937
 Cal-Maine Foods, Inc..................................        800           2,725
 Cambrex Corp..........................................      2,500          78,750
 *#Cambridge Heart, Inc................................      1,200           3,169
 *Cameron Ashley Building Products, Inc................        900           7,200
 Cameron Financial Corp................................        100           1,281
 *Candela Laser Corp...................................        500           7,500
 *Candies, Inc.........................................      1,700           1,753
 *Cannondale Corp......................................        500           3,516
 *Cantel Industries, Inc. Class B......................        200             978
 *Canterbury Information Technology, Inc...............        900           2,953
 *Capital Crossing Bank................................        200           2,762
 *Capital Pacific Holdings, Inc........................      1,400           3,412
 Capital Re Corp.......................................      2,100          28,875
 *Capital Senior Living Corp...........................      2,400          12,000
 Capitol Bancorp, Ltd..................................        300           3,487
 Capitol Transamerica Corp.............................        700           8,137
 Caraustar Industries, Inc.............................      2,300          56,134
 *Carbide/Graphite Group, Inc..........................      1,000           6,031
 Carbo Ceramics, Inc...................................      1,500          38,625
 *Cardiac Pathways Corp................................        120             259
 *Cardima, Inc.........................................      1,600           3,025
 *Caredata.com, Inc....................................        700           5,950
 *Career Education Corp................................        500          16,406
 *Carematrix, Inc......................................        700           1,433
 *Carey International, Inc.............................      1,000          21,687
 *Caribiner International, Inc.........................      2,400          21,300
 *Carmike Cinemas, Inc. Class A........................        600           7,500
 Carolina First Corp...................................      3,100          63,453
 Carpenter Technology Corp.............................      2,600          68,250
 *Carreker-Antinori, Inc...............................      2,200          15,537
 *Carriage Services, Inc. Class A......................      1,200           6,150
 *Carrington Laboratories, Inc.........................        600           1,209
 *Carson, Inc..........................................      1,200           4,200
 Carter-Wallace, Inc...................................      3,300          59,606
 Cascade Corp..........................................      1,400          13,300
 Cascade Natural Gas Corp..............................        700          12,294
 *Casella Waste Systems, Inc. Class A..................      1,300          21,409
 Casey's General Stores, Inc...........................      5,300          67,741
 Cash America International, Inc.......................      3,100          26,931
 *Casino Data Systems..................................      1,600           5,775
 *Castle & Cooke, Inc..................................      1,700          21,462
 Castle (A.M.) & Co....................................      1,400          16,450
 *Castle Dental Centers, Inc...........................        400           1,537
 *Catalina Lighting, Inc...............................        700           3,456
                                                            SHARES           VALUE+
                                                            ------           ------
 *Catalyst International, Inc..........................        500     $     4,031
 *Catalytica, Inc......................................      2,800          29,662
 Cathay Bancorp, Inc...................................        600          24,281
 *Catherines Stores Corp...............................        500          10,266
 Cato Corp. Class A....................................      2,200          28,737
 Cavalier Homes, Inc...................................      2,000           8,625
 *Cavanaughs Hospitality Corp..........................      1,000           7,500
 *Celadon Group, Inc...................................        800           5,150
 *Celeritek, Inc.......................................        500           3,719
 *Celestial Seasonings, Inc............................        500          10,359
 *Celgene Corp.........................................      1,700         101,734
 *#Cell Genesys, Inc...................................      2,900          26,553
 *Cellegy Pharmaceuticals, Inc.........................      1,000           3,437
 *#Cellnet Data Systems, Inc...........................      4,300           6,114
 *Cellstar Corp........................................      7,200          70,087
 *Cel-Sci Corp.........................................      1,300           3,169
 Cenit Bancorp, Inc....................................        200           3,600
 *Centennial Bancorp...................................      1,816          19,352
 *Centennial Cellular Corp.............................      1,500          89,906
 *Centennial Healthcare Corp...........................        600           1,819
 *#CenterSpan Communication Corp.......................        200           3,131
 *Centigram Communications Corp........................        500           6,875
 Central Bancorp, Inc..................................        100           1,950
 *Central Garden & Pet Co..............................      2,900          23,109
 Central Hudson Gas & Electric Corp....................      1,100          36,781
 Central Vermont Public Service Corp...................        700           8,662
 Centris Group, Inc....................................      1,400          17,150
 Century Aluminum Co...................................      2,000          19,625
 Century South Banks, Inc..............................        600          14,006
 *Cephalon, Inc........................................      2,900          64,072
 *Ceradyne, Inc........................................        400           2,019
 *Cerner Corp..........................................      4,000          75,875
 *Cerus Corp...........................................      1,200          32,025
 *Champion Enterprises, Inc............................      4,800          41,100
 Champion Industries, Inc..............................      1,000           4,875
 *Championship Auto Racing Teams, Inc..................      1,600          38,200
 *Champps Entertainment, Inc...........................        600           1,219
 *Charles River Associates, Inc........................        700          21,262
 *Charming Shoppes, Inc................................     11,800          76,516
 *Chart House Enterprises, Inc.........................        800           4,250
 Chart Industries, Inc.................................      2,400           8,850
 *Chase Industries, Inc................................      1,100           9,694
 *Chattem, Inc.........................................        600          11,606
 *Chaus (Bernard), Inc.................................      2,400           5,700
 *Check Technology Corp................................        600           1,519
 *Checkpoint System, Inc...............................      3,600          28,575
 *Cheesecake Factory, Inc..............................      2,000          61,812
 Chemed Corp...........................................      1,100          28,600
 *Chemfab Corp.........................................        500           8,000
 Chemfirst, Inc........................................      1,400          32,725
 Chemical Financial Corp...............................      1,400          44,581
 *Chesapeake Biological Laboratories, Inc. Class A.....        600           1,725
 Chesapeake Corp.......................................      2,200          70,262
 *#Chesapeake Energy Corp..............................     11,700          35,100
 Chesapeake Utilities Corp.............................        500           9,125
 *Chic by His, Inc.....................................        400             300
 *Chicos Fas, Inc......................................        500          19,203
 *Children's Comprehensive Services, Inc...............        500           3,422
 *#Childrens Place Retail Stores, Inc..................      3,100          76,337

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Childtime Learning Centers, Inc......................        500     $     6,469
 Chiquita Brands International, Inc....................      7,900          34,562
 *Chirex, Inc..........................................      1,500          52,078
 Chittenden Corp.......................................      1,421          45,916
 *Cholestech Corp......................................      1,200           7,575
 *ChromaVision Medical Systems, Inc....................      1,400          20,212
 *Chromcraft Revington, Inc............................        800           9,100
 *Chronimed, Inc.......................................      1,500          11,906
 Church & Dwight Co., Inc..............................      2,600          72,800
 *#Churchill Downs, Inc................................      1,000          22,781
 *Chyron Corp..........................................      3,300           2,475
 *Cidco, Inc...........................................      1,200           9,675
 *Cima Laboratories, Inc...............................        600           6,075
 *Ciprico, Inc.........................................        500           6,391
 Circle International, Inc.............................      1,700          41,119
 *Circuit City Stores, Inc. - Carmax Group.............      2,900           6,887
 *Cirrus Logic, Inc....................................      6,100          84,637
 *Citadel Holding Corp.................................        700           2,406
 *Citation Corp........................................      1,800          30,487
 Citizens Banking Corp.................................      1,700          43,084
 *Citizens, Inc. Class A...............................      2,140          13,910
 City Holding Co.......................................      1,700          28,687
 Clarcor, Inc..........................................      2,900          50,387
 *Clarify, Inc.........................................      2,200         205,425
 *Clark/Bardes Holdings, Inc...........................      1,200          15,225
 Cleveland Cliffs, Inc.................................        700          20,475
 *click2learn.com, Inc.................................      1,100           8,112
 *ClickAction, Inc.....................................        200           3,750
 *Clintrials Research, Inc.............................      1,800           7,031
 *#Closure Medical Corp................................      1,600          22,250
 *CoStar Group, Inc....................................      1,300          29,859
 Coachmen Industries, Inc..............................      1,700          24,331
 Coastal Bancorp, Inc..................................        500          10,000
 *Coastcast Corp.......................................        800          10,400
 *Cobra Electronic Corp................................        300           1,500
 *#Coeur d'Alene Mines Corp. ID........................      2,200           8,937
 *Cogeneration Corporation of America..................        300           7,397
 *Cognitronics Corp....................................        500           8,625
 *Coherent, Inc........................................      2,400          63,450
 Cohu, Inc.............................................      2,000          45,875
 *Coinmach Laundry Corp................................      1,100          11,825
 *Coinstar, Inc........................................      2,000          20,937
 *Coldwater Creek, Inc.................................      1,000          28,062
 *Cole (Kenneth) Productions, Inc. Class A.............        500          22,937
 *Cole National Corp. Class A..........................      1,500           8,062
 *Collagenex Pharmaceuticals, Inc......................      1,000          22,312
 *Collateral Therapeutics, Inc.........................      1,100          20,075
 Collins & Aikman Corp.................................      7,400          37,925
 Collins Industries, Inc...............................        700           4,441
 Colorado Business Bankshares, Inc.....................        700           9,756
 *Colorado MEDtech, Inc................................      1,300          16,412
 *Columbia Banking System, Inc.........................        735          11,990
 *Columbia Laboratories, Inc...........................      3,500          27,781
 *Columbia Sportswear Co...............................      2,500          51,172
 Columbus McKinnon Corp................................      1,400          14,437
 *Com21, Inc...........................................      1,700          37,506
 *Comarco, Inc.........................................        200           3,625
 *Comdial Corp.........................................        600           4,978
 *Comforce Corp........................................      1,600           2,600
 *Comfort Systems USA, Inc.............................      4,700          38,775
                                                            SHARES           VALUE+
                                                            ------           ------
 Commercial Intertech Corp.............................      1,400     $    17,587
 Commercial Metals Co..................................      1,500          48,000
 Commonwealth Bancorp, Inc.............................      1,400          23,187
 Commonwealth Industries, Inc..........................      1,600          20,750
 Communications Systems, Inc...........................        600           7,012
 Community Bank System, Inc............................        500          13,187
 Community Financial Group, Inc........................        100           1,534
 Community Savings Bankshares, Inc.....................        800          10,175
 Community Trust Bancorp, Inc..........................      1,150          24,581
 Community West Bancshares.............................        500           6,937
 *Comnet Cellular, Inc.................................      2,300          72,953
 *Competitive Technologies, Inc........................        600           3,412
 *Complete Business Solutions, Inc.....................      3,700          69,953
 *Comptek Research, Inc................................        500           6,625
 *Compucom Systems, Inc................................      5,700          17,991
 *CompUSA, Inc.........................................     11,000          64,625
 *Computer Horizons Corp...............................      3,100          43,594
 *#Computer Learning Centers, Inc......................      1,700           5,764
 *Computer Motion, Inc.................................        900          10,181
 *Computer Network Technology Corp.....................      2,800          56,437
 *Computer Outsourcing Services, Inc...................        500          12,750
 *Computer Sciences Corp...............................        507          33,082
 Computer Task Group, Inc..............................      1,800          26,662
 *CompX International, Inc.............................        600          10,987
 *Comshare, Inc........................................      1,200           5,887
 *Comstock Resources, Inc..............................      3,000          10,500
 *Comtech Telecommunications Corp......................        500           9,250
 *Concentric Network Corp..............................      1,500          42,703
 *Concord Camera Corp..................................        700          10,478
 *Concord Communications, Inc..........................      1,200          64,050
 *Concurrent Computer Corp.............................      4,800          62,550
 *Condor Technology Solutions, Inc.....................      1,200           2,831
 *Cone Mills Corp. NC..................................      3,100          15,306
 *Congoleum Corp. Class A..............................        500           1,687
 *Conmed Corp..........................................      1,500          37,828
 Connecticut Energy Corp...............................        700          27,606
 Connecticut Water Services, Inc.......................        200           6,725
 *ConnectInc.com Co....................................      1,500           6,141
 Conning Corp..........................................      1,000           8,625
 *Connitics Corp.......................................      1,100           7,459
 *Conso Products Co....................................        500           4,172
 *Consolidated Delivery and Logistics, Inc.............        900           3,544
 *Consolidated Freightways Corp........................      2,300          20,916
 *Consolidated Products, Inc...........................      2,600          27,300
 *#Converse, Inc.......................................      1,700           3,400
 Cooper Companies, Inc.................................      1,700          42,925
 *Copart, Inc..........................................      2,700          69,862
 *Cor Therapeutics, Inc................................      3,000          58,781
 *Core Materials Corp..................................      1,000           1,687
 *Core, Inc............................................        500           3,258
 *Corixa Corp..........................................      2,200          37,194
 *Cornell Corrections, Inc.............................        600           6,862
 *Correctional Services Corp...........................      1,100           4,916
 *Corrpro Companies, Inc...............................        800           5,800
 *Corsair Communications, Inc..........................      1,700          18,116
 *Cort Business Services Corp..........................      1,300          25,350
 Corus Bankshares, Inc.................................      1,400          39,900
 *Corvas International, Inc............................      1,500           4,031
 *Cost Plus, Inc.......................................      1,950          71,906
 *Cotelligent Group, Inc...............................        700           2,931
 *#Coulter Pharmaceutical, Inc.........................      1,700          28,953

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Counsel Corp.........................................      2,200     $     5,087
 *Covance, Inc.........................................      7,100          77,212
 *Covenant Transport, Inc. Class A.....................      1,300          18,891
 *Coventry Health Care, Inc............................      5,900          34,109
 *Covol Technologies, Inc..............................      1,100           1,031
 *#Coyote Network Systems, Inc.........................      1,000           4,844
 Craftmade International, Inc..........................        500           4,516
 *Craig (Jenny), Inc...................................      2,100           4,725
 Crawford & Co. Class A................................      1,600          17,800
 Crawford & Co. Class B................................      2,500          32,031
 *Creative Biomolecules, Inc...........................      3,500          11,922
 *Creative Computers, Inc..............................        700           6,716
 *Credence Systems Corp................................      2,000         115,625
 *Credit Acceptance Corp...............................      5,600          22,575
 *#Creditrust Corp.....................................      1,300          22,831
 *Cree Research, Inc...................................      1,600          91,300
 *Crescent Operating, Inc..............................      1,100           3,334
 *Cross (A.T.) Co. Class A.............................      1,500           7,875
 Cross Timbers Oil Co..................................      4,900          49,919
 *Crossman Communities, Inc............................      1,200          19,237
 *Crown Central Petroleum Corp.
   Class A.............................................        500           3,250
 *Crown Central Petroleum Corp.
   Class B.............................................        500           3,000
 Crown Crafts, Inc.....................................        600           1,575
 *Crown Resources Corp.................................      1,500           3,070
 *Crown Vantage, Inc...................................      1,000           2,406
 *Cryolife, Inc........................................      1,500          20,250
 Cubic Corp............................................        700          13,781
 *Cubist Pharmaceuticals, Inc..........................      1,700          17,106
 Culp, Inc.............................................      1,300           8,125
 *Cunningham Graphics International, Inc...............        500           6,469
 *CuraGen Corp.........................................      1,600          39,600
 Curtiss-Wright Corp...................................        700          26,600
 *Cutter & Buck, Inc...................................        900          14,062
 *Cybercash, Inc.......................................      2,400          26,175
 *#Cyberian Outpost, Inc...............................      2,800          33,512
 *Cyberonics, Inc......................................      1,700          29,537
 *Cyberoptics Corp.....................................        200           3,687
 *CyberShop.com, Inc...................................      1,000          11,344
 *Cybex Corp...........................................      1,300          55,981
 *Cybex International, Inc.............................        900           2,531
 *Cygnus, Inc..........................................      2,900          28,909
 *Cylink Corp..........................................      3,500          40,578
 *Cymer, Inc...........................................      2,700         107,831
 *Cyrk, Inc............................................      1,000           7,437
 *Cytrx Corp...........................................        800           2,025
 *Cytyc Corp...........................................      1,800          78,412
 *D & K Healthcare Resources, Inc......................        500           8,625
 *DBT Online, Inc......................................      2,400          46,200
 *DII Group, Inc.......................................      1,600         101,100
 *#DRS Technologies, Inc...............................        600           5,175
 *DSET Corp............................................      1,300          33,922
 *DSP Group, Inc.......................................      1,100          76,244
 DT Industries, Inc....................................      1,000           7,812
 *DVI, Inc.............................................      1,400          19,600
 Dain Rauscher Corp....................................        400          19,475
 *Daisytek International Corp..........................      1,700          33,841
 *Dal-Tile International, Inc..........................      6,400          65,600
 *Damark International, Inc. Class A...................        300           2,944
 *Dan River, Inc. (GA) Class A.........................      2,100          11,287
                                                            SHARES           VALUE+
                                                            ------           ------
 Danaher Corp..........................................        119     $     5,846
 *Danielson Holding Corp...............................      1,800           9,000
 *Daou Systems, Inc....................................      1,400           5,512
 *Darling International, Inc...........................        600           1,312
 *Data Broadcasting Corp...............................      4,100          46,253
 *Data Dimensions, Inc.................................      1,600           5,350
 *#Data Race, Inc......................................      1,800           5,484
 Data Research Association, Inc........................        500           4,844
 *Data Systems & Software, Inc.........................        700           2,231
 *#Data Transmission Network Corp......................      1,400          28,919
 *Dataram Corp.........................................        500           9,281
 *Datascope Corp.......................................      1,500          55,641
 *Datastream Systems, Inc..............................      2,000          27,875
 *DataTRAK International, Inc..........................        600           2,128
 *Dataware Technologies, Inc...........................        600           2,053
 *Datron Systems, Inc..................................        100             825
 *Datum, Inc...........................................        300           2,691
 *Dave and Busters, Inc................................      1,000          10,312
 Davel Communications, Inc.............................      1,100           3,884
 *Davox Corp...........................................      1,600          26,450
 *Dawson Geophysical Co................................        300           2,691
 *Daxor Corp...........................................        500           7,562
 *Day Runner, Inc......................................        800           5,625
 *Dayton Superior Corp. Class A........................        400           7,300
 Deb Shops, Inc........................................      1,600          31,350
 *Deckers Outdoor Corp.................................        900           2,686
 *Decora Industries, Inc...............................        500           1,641
 *Del Global Technologies Corp.........................        500           4,211
 *Delhaize America, Inc................................      2,000          44,125
 *Delhaize America, Inc................................      2,500          57,500
 *Delia's, Inc.........................................      1,500          16,406
 *Delphi Financial Group, Inc. Class A.................      1,530          47,430
 *#Delta Financial Corp................................      1,500           6,937
 Delta Woodside Industries, Inc........................      2,400           4,650
 *Deltek Systems, Inc..................................      1,800          23,175
 Deltic Timber Corp....................................      1,300          33,475
 *Denali, Inc..........................................        100             369
 *Dendrite International, Inc..........................      2,250          62,016
 *#Dense-Pac Microsystems, Inc.........................      1,900          13,597
 *Department 56, Inc...................................      1,800          33,637
 *DepoMed, Inc.........................................        500           3,500
 *Detection Systems, Inc...............................        300           2,775
 Detroit Diesel Corp...................................      2,500          45,937
 *Diacrin, Inc.........................................      1,100           6,566
 Diagnostic Products Corp..............................      1,400          35,262
 *Diametrics Medical, Inc..............................      3,100          20,344
 *Diamond Technology Partners,
   Class A.............................................        900          47,109
 *Dianon Systems, Inc..................................        700           7,000
 *Diedrich Coffee, Inc.................................      1,300           6,662
 *Digene Corp..........................................      1,400          25,200
 *Digi International, Inc..............................      1,500          24,281
 *#Digital Biometrics, Inc.............................      1,500           5,742
 *Digital Courier Technologies, Inc....................      1,000           7,687
 *Digital Lightwave, Inc...............................      2,700          85,641
 *Digital Microwave Corp...............................      4,000          63,250
 *Digital River, Inc...................................      2,100          63,787
 Dime Bancorp, Inc.....................................         90           1,642
 Dime Community Bancorp, Inc...........................      1,300          25,878
 Dimon, Inc............................................      4,500          15,187
 *Diodes, Inc..........................................        600           9,150
 *Discount Auto Parts, Inc.............................      1,700          23,481

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dixie Group, Inc.....................................        700     $     4,834
 *DocuCorp International, Inc..........................        500           2,328
 *Documentum, Inc......................................      1,700          57,587
 *Dollar Thrifty Automotive Group, Inc.................      2,400          47,400
 *Dominion Homes, Inc..................................        300           1,894
 Donegal Group, Inc....................................      1,000           6,812
 *Donna Karan International, Inc.......................      2,200          17,187
 Donnelly Corp. Class A................................        600           8,662
 *Dot Hill Systems Corp................................        440           2,502
 *#DoubleClick, Inc....................................        630         100,820
 Downey Financial Corp.................................      2,800          56,350
 *Dress Barn, Inc......................................      2,000          34,250
 *Drew Industries, Inc.................................      1,400          13,300
 *Drexler Technology Corp..............................      1,000           7,781
 Dreyer's Grand Ice Cream, Inc.........................      2,700          44,887
 *Dril-Quip, Inc.......................................      1,700          41,862
 *Drug Emporium, Inc...................................        900           3,642
 *Drypers Corp.........................................      1,800           4,641
 *DuPont Photomasks, Inc...............................      1,000          61,656
 *DualStar Technologies Corp...........................        900           6,286
 *#Duane Reade, Inc....................................      1,700          37,612
 *Duckwall-Alco Stores, Inc............................        300           2,391
 *Ducommun, Inc........................................        700           6,212
 *Dura Automotive Systems, Inc.........................      1,374          28,468
 *Dura Pharmaceuticals, Inc............................      5,300          69,066
 *Duramed Pharmaceuticals, Inc.........................      1,800          14,344
 Dyersburg Corp........................................        500             344
 *Dynamics Research Corp...............................        500           2,641
 E'town Corp...........................................        300          18,862
 *E4L, Inc.............................................      3,100           9,687
 *ECC International Corp...............................        500           1,625
 EFC Bancorp, Inc......................................        500           5,375
 *EFTC Corp............................................      1,600           3,600
 *EIS International, Inc...............................      1,100           4,778
 *EMC Corp. MA.........................................      1,437         120,079
 EMC Insurance Group, Inc..............................        700           7,109
 *EMCORE Corp..........................................      1,300          29,697
 *EMS Technologies, Inc................................        600           6,487
 *EPIX Medical, Inc....................................      1,200          11,175
 *ESCO Electronics Corp. Trust Receipts................      1,200          11,625
 Eagle Bancshares, Inc.................................        500           8,016
 *Eagle Food Centers, Inc..............................        700           1,039
 *Eagle Point Software Corp............................        200           1,062
 *Eagle USA Airfreight, Inc............................      1,800          60,637
 *#EarthShell Corp.....................................     10,000          29,687
 East West Bancorp, Inc................................      2,300          28,103
 Eastern Utilities Associates..........................      1,300          39,487
 *Echelon Corp.........................................      4,000          55,750
 *Eclipse Surgical Technologies, Inc...................      3,000          29,906
 *Eco Soil Systems, Inc................................      1,700           5,791
 Edo Corp..............................................        700           3,981
 *Education Management Corp............................      3,000          28,266
 *#eFax.com, Inc.......................................        600           4,706
 *#Egghead.com, Inc....................................      2,000          36,187
 *eGlobe, Inc..........................................      1,800           5,794
 *El Paso Electric Co..................................      3,500          31,500
 *Elantec Semiconductor, Inc...........................        600          17,531
 *Elcom International, Inc.............................      3,300          34,134
 Elcor Corp............................................      2,000          64,750
 *Elder-Beerman Stores Corp............................      1,600          10,300
 *Electro Rent Corp....................................      2,400          28,425
                                                            SHARES           VALUE+
                                                            ------           ------
 *Electro Scientific Industries, Inc...................      1,300     $    75,969
 *Electroglas, Inc.....................................      2,000          56,937
 *Electronic Processing, Inc...........................        200           2,287
 *Elite Information Group, Inc.........................        600           4,275
 Ellett Brothers, Inc..................................        200           1,325
 *Embrex, Inc..........................................        500           4,531
 *Emcee Broadcast Products, Inc........................        500           2,203
 *Emcor Group, Inc.....................................        800          13,950
 *#Emeritus Corp.......................................        800           5,250
 *Emisphere Technologies, Inc..........................      1,200          22,537
 Empire District Electric Co...........................      1,100          26,262
 Empire Federal Bancorp, Inc...........................        100           1,156
 *Emulex Corp..........................................        600          97,425
 *En Pointe Technologies, Inc..........................        300           2,887
 *Encad, Inc...........................................        800           4,350
 *Encore Med Corp......................................        400             819
 *Encore Wire Corp.....................................      1,500          10,594
 *Endocardial Solutions, Inc...........................        600           5,166
 *Endosonics Corp......................................      1,700           8,553
 Energen Corp..........................................      3,600          69,300
 *#Energy Biosystems Corp..............................        700           1,531
 *Energy Conversion Devices, Inc.......................      1,300          13,650
 Enesco Group, Inc.....................................      1,500          18,281
 Engineered Support Systems, Inc.......................        700           8,116
 *#Engineering Animation, Inc..........................      1,200           9,975
 Engle Homes, Inc......................................      1,300          13,853
 Enhance Financial Services Group, Inc.................      3,800          65,075
 Ennis Business Forms, Inc.............................      1,600          14,350
 *Enserch Exploration Corp.............................      4,200          11,025
 *Entrade, Inc.........................................        500          11,531
 *#Entremed, Inc.......................................      1,800          40,556
 *Environmental Elements Corp..........................        900           1,969
 *Environmental Tectonics Corp.........................        700           6,737
 *Enzo Biochem, Inc....................................      3,000          78,375
 *Enzon, Inc...........................................      3,600         121,387
 *Epicor Software Corp.................................      2,600          15,234
 *Epimmune, Inc........................................        600           1,669
 *Epitope, Inc.........................................      1,400           6,344
 *Equinox Systems, Inc.................................        300           3,694
 *Equity Marketing, Inc................................        600           9,694
 *eShare Technologies, Inc.............................      1,600          14,300
 Eskimo Pie Corp.......................................        200           1,900
 *e.spire Communications, Inc..........................      6,000          44,531
 *Ess Technology, Inc..................................      4,100          88,406
 *Esterline Technologies Corp..........................      1,700          21,356
 *Etec Systems, Inc....................................      2,100          90,366
 Ethyl Corp............................................     10,000          41,875
 *Evans & Sutherland Computer Corp.....................      1,100          14,197
 *Evergreen Resources, Inc.............................      1,400          29,356
 *Evolving Systems, Inc................................      1,000           8,906
 *Exabyte Corp.........................................      2,300          16,064
 *Exactech, Inc........................................        100           1,312
 *Exar Corp............................................        600          29,269
 *Excalibur Technologies Corp..........................      1,400          18,637
 *Excel Legacy Corp....................................      3,700          14,800
 *Excel Technology, Inc................................      1,100          16,122
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....      1,100             739
 *Executone Information Systems, Inc...................      7,600          20,425
 Exide Corp............................................      2,600          26,812
 *Extended Systems, Inc................................        900          13,416

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ezcorp, Inc. Class A Non-Voting.......................      1,100     $     4,228
 *Ezenia! Inc..........................................      1,100           6,703
 F & M Bancorp (MD)....................................        910          22,409
 F & M National Corp...................................      1,854          52,607
 F.N.B. Corp...........................................      2,400          62,100
 FBL Financial Group, Inc. Class A.....................      3,400          59,075
 FCNB Corp.............................................      1,000          17,875
 *FEI Co...............................................      2,700          22,275
 FFY Financial Corp....................................        400           6,175
 *FPIC Insurance Group, Inc............................        600          11,287
 *FSI International, Inc...............................      2,900          27,278
 *FTI Consulting, Inc..................................        500           2,812
 *FVC.COM, Inc.........................................      1,700          16,734
 *FX Energy, Inc.......................................      1,000           5,375
 *FYI, Inc.............................................      1,400          45,106
 *Factory 2-U Stores, Inc..............................      1,200          28,725
 Factset Research Systems, Inc.........................        100           6,200
 Fair, Isaac & Co., Inc................................      1,400          59,500
 *Fairchild Corp. Class A..............................      1,357           9,838
 *Fairfield Communities, Inc...........................      4,000          47,750
 Falcon Products, Inc..................................        600           5,625
 *Farm Family Holdings, Inc............................        500          20,375
 *Faro Technologies, Inc...............................      1,100           3,403
 *Faroudja, Inc........................................      1,000           4,969
 *Farr Co..............................................      1,100          10,828
 Fedders Corp..........................................      2,100          11,287
 *Fibermark, Inc.......................................        500           6,250
 Fidelity Bancorp, Inc. Delaware.......................        100           1,753
 *Fidelity National Corp...............................      1,000           7,406
 Fidelity National Financial, Inc......................      3,200          48,200
 *Filenes Basement Corp................................        800             168
 *Filenet Corp.........................................      3,200          64,300
 *Financial Federal Corp...............................      1,500          31,031
 *Finish Line, Inc. Class A............................      1,900          12,528
 *Finlay Enterprises, Inc..............................        700          10,128
 *First Alliance Corp..................................      2,200           5,706
 *First Cash, Inc......................................        500           3,719
 First Charter Corp....................................      1,900          30,697
 First Commonwealth Financial Corp.....................      4,200          48,825
 *First Consulting Group, Inc..........................      2,800          26,425
 First Defiance Financial Corp.........................        600           7,069
 First Essex Bancorp...................................        500           8,203
 First Federal Capital Corp............................      1,900          28,144
 First Financial Holdings, Inc.........................        900          16,284
 First Indiana Corp....................................      1,300          30,387
 First International Bancorp, Inc......................        800           6,725
 *First Investors Financial Services Group, Inc........        400           2,175
 First Keystone Financial, Inc.........................        300           3,225
 First Mariner Bank Corp...............................        200           1,831
 First Merchants Corp..................................      1,200          32,625
 First Mutual Bancshares, Inc..........................        220           2,592
 First Northern Capital Corp...........................        900           9,675
 *First Republic Bank..................................        600          14,137
 First Savings Bancorp, Inc. North Carolina............        200           3,862
 First SecurityFed Financial, Inc......................        500           5,687
 First Sentinel Bancorp, Inc...........................      4,300          35,811
 *First Sierra Financial, Inc..........................      1,800          38,362
 First Source Corp.....................................      1,550          41,802
 First United Corp.....................................        500           7,125
 First Washington Bancorp, Inc.........................      1,400          23,187
                                                            SHARES           VALUE+
                                                            ------           ------
 First Years, Inc......................................        900     $     7,622
 Firstbank Corp........................................        100           1,328
 Firstfed America Bancorp, Inc.........................        600           7,575
 *FirstFed Financial Corp. DE..........................      1,900          29,331
 *Firstwave Technologies, Inc..........................        600           2,175
 Flag Financial Corp...................................        700           4,944
 Flagstar Bancorp, Inc.................................      1,200          19,162
 *Flander Corp.........................................      2,600           8,369
 Fleetwood Enterprises, Inc............................      3,000          63,000
 Fleming Companies, Inc................................      4,700          56,694
 Flexsteel Industries, Inc.............................        800          11,100
 *flightserv.com.......................................      3,700          28,212
 *Flir Systems, Inc....................................      1,400          21,481
 Florida Rock Industries, Inc..........................      1,900          59,375
 *Florsheim Group, Inc.................................        500           1,484
 *Flow International Corp..............................      1,500          15,375
 Flowserve Corp........................................      4,500          78,187
 Flushing Financial Corp...............................      1,200          19,125
 *Focal, Inc...........................................      1,300           6,317
 *Foilmark, Inc........................................        800           2,400
 Foothill Independent Bancorp..........................        600           8,287
 *Footstar, Inc........................................      1,600          53,100
 *Forcenergy, Inc......................................      1,600           1,000
 Foremost Corp. of America.............................      2,700          76,275
 *Forest Oil Corp......................................      4,500          51,469
 *Forrester Resh, Inc..................................        600          29,512
 *Forward Air Corp., Inc...............................      1,300          40,706
 *Fossil, Inc..........................................      2,100          44,166
 *Foster (L.B.) Co. Class A............................        700           3,434
 Foster Wheeler Corp...................................      4,900          49,919
 *Fountain Powerboat Industries, Inc...................        500           1,484
 *#Four Kids Entertainment, Inc........................      1,000          53,219
 *Four Media Co........................................      2,400          30,075
 *Fourth Shift Corp....................................        700           2,844
 *Franklin Covey Co....................................      2,000          14,625
 *Franklin Electronic Publishers, Inc..................        500           2,500
 Freds, Inc. Class A...................................      1,400          18,287
 Freedom Securities Corp...............................      2,000          26,125
 Fremont General Corp..................................      8,400          42,525
 *French Fragrances, Inc...............................      1,400          10,369
 Frequency Electronics, Inc............................        500           4,187
 *Fresh America Corp...................................        300           1,350
 *Fresh Foods, Inc.....................................        500           3,734
 *Friede Goldman International.........................      3,383          28,544
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,300           7,719
 Friedman Industries, Inc..............................        700           2,537
 Friedmans, Inc. Class A...............................        900           6,778
 *Friendly Ice Cream Corp..............................        700           3,434
 Frisch's Restaurants, Inc.............................        600           5,775
 *Fritz Companies, Inc.................................      4,400          43,312
 *Frontier Airlines, Inc...............................      1,700          17,744
 Frontier Insurance Group, Inc.........................      1,100           3,300
 *Frontier Oil Corp....................................      3,300          17,944
 Frozen Food Express Industries, Inc...................      1,600           6,950
 *FuelCell Energy, Inc.................................        800          19,150
 Fuller (H.B.) Co......................................        900          49,078
 *Funco, Inc...........................................        300           5,194
 *Fusion Medical Technologies, Inc.....................        500           6,781
 *G-III Apparel Group, Ltd.............................        800           2,250
 GA Financial, Inc.....................................        500           6,750
 GBC Bancorp...........................................        900          19,041

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *GC Companies, Inc....................................        800     $    22,550
 *#GK Intelligent Systems, Inc.........................      1,400             483
 *GP Strategies Corp...................................      1,100           8,662
 *GRC International, Inc...............................      1,500          15,656
 *GT Interactive Software Corp.........................      7,300          14,942
 *GTS Duratek, Inc.....................................      1,400           9,931
 *Gadzooks, Inc........................................      1,100           9,384
 Gainsco, Inc..........................................      2,100          12,469
 *Galey & Lord, Inc....................................        800           2,000
 *GameTech International, Inc..........................        700           3,237
 Garan, Inc............................................        500          15,437
 *Garden Fresh Restaurant Corp.........................        300           5,006
 *Garden Ridge Corp....................................      1,700          19,231
 *#Gardenburger, Inc...................................        600           4,762
 *Gardner Denver Machinery, Inc........................      1,500          24,562
 *Gasonics International, Inc..........................      1,400          21,525
 *Gaylord Container Corp. Class A......................      5,300          33,125
 *Geerling & Wade, Inc.................................        200           1,875
 *Gehl Co..............................................        500           9,250
 *#Geltex Pharmaceuticals, Inc.........................      1,700          18,009
 Gencor Industries, Inc................................        500           3,156
 Gencorp, Inc..........................................      2,100          22,969
 *Gene Logic, Inc......................................      1,600           9,850
 *Genelabs Technologies, Inc...........................      4,400          16,981
 General Binding Corp..................................        900           7,341
 General Cable Corp....................................      4,000          31,000
 General Chemical Group, Inc...........................      1,700           4,781
 *General Cigar Holdings, Inc. Class A.................      1,500          11,344
 *General Communications, Inc.
   Class A.............................................      5,400          22,106
 *#General Datacomm Industries, Inc....................      1,700          10,412
 General Electric Co...................................        340          44,278
 *#General Magic, Inc..................................      3,700           9,655
 *General Semiconductor, Inc...........................      4,400          60,500
 *Genesco, Inc.........................................      2,400          33,600
 *Genesis Health Ventures, Inc.........................      1,200           3,375
 *Genesys Telecommunications Laboratories, Inc.........      2,400         123,225
 *Genlyte Group, Inc...................................      1,400          33,687
 *Genome Therapeutics Corp.............................      2,200           9,556
 *Genrad, Inc..........................................      3,600          63,675
 *Gensym Corp..........................................        300           1,467
 Gentek, Inc...........................................      1,700          19,869
 *#Genus, Inc..........................................      1,800           6,891
 *Genzyme Transgenics Corp.............................      2,000          16,750
 Geon Co...............................................      2,100          63,525
 Georgia Gulf Corp.....................................      3,100          79,050
 *Geoworks.............................................      1,800          11,784
 *Gerber Childrenswear, Inc............................      1,000           4,625
 Gerber Scientific, Inc................................      2,300          44,275
 *#Geron Corp..........................................      1,600          17,150
 *Getty Petroleum Marketing, Inc.......................      1,400           4,200
 Getty Realty Corp. (Holding Co.)......................        700           8,969
 *Giant Cement Holding, Inc............................        500          15,422
 *Giant Industries, Inc................................      1,100           9,556
 Gibraltar Steel Corp..................................      1,100          26,056
 *Gibson Greetings, Inc................................      1,600          15,200
 *Giga Information Group, Inc..........................      1,000           4,312
 *Gilead Sciences, Inc.................................      1,060          50,847
 *Gilman & Ciocia, Inc.................................      1,300          11,944
 Glatfelter (P.H.) Co..................................      4,200          54,075
 Gleason Corp..........................................        700          12,425
                                                            SHARES           VALUE+
                                                            ------           ------
 *Glenayre Technologies, Inc...........................      6,100     $    28,498
 *#Gliatech, Inc.......................................        600           7,969
 *Global Imaging Systems, Inc..........................      1,900          30,637
 *Global Payment Technologies, Inc.....................        500           4,453
 *#Global Sports, Inc..................................      1,800          39,150
 *Global Technologies, Ltd.............................        200           1,562
 *Global Vacation Group, Inc...........................      1,500           6,000
 *Globe Business Resources, Inc........................        600           7,631
 *Globecomm Systems, Inc...............................        900          16,847
 Gold Banc Corp........................................      1,700          17,372
 Golden Enterprises, Inc...............................        600           1,706
 *Golden State Vintners, Inc...........................        500           1,742
 *Good Guys, Inc.......................................      2,000          16,375
 *Goodys Family Clothing...............................      4,000          26,375
 Gorman-Rupp Co........................................        600          10,725
 *Gottschalks, Inc.....................................      1,300          11,700
 *Government Technology Services, Inc..................        600           1,894
 Graco, Inc............................................      2,000          65,875
 Grand Premier Financial, Inc..........................      1,900          31,944
 *Grand Union Co.......................................        400           4,225
 Granite Construction, Inc.............................      3,300          62,700
 Granite State Bankshares, Inc.........................        300           6,619
 Gray Communications Systems, Inc......................        700          12,162
 *Great Plains Software................................      1,400          74,944
 Greater Bay Bancorp...................................      1,100          46,166
 Greenbrier Companies, Inc.............................      1,400          14,000
 *Grey Wolf, Inc.......................................     16,500          45,375
 *Griffon Corp.........................................      3,600          27,675
 *Group 1 Automotive, Inc..............................      2,100          30,450
 *Group Maintenance America Corp.......................      3,800          34,675
 *Grow Biz International, Inc..........................        300           1,294
 *Grubb & Ellis Co.....................................      2,000          12,000
 Guarantee Life Companies, Inc.........................        900          28,322
 Guaranty Federal Bancshares, Inc......................        300           3,337
 *Guess, Inc...........................................      4,300          77,131
 *Guest Supply, Inc....................................        600           8,550
 Guilford Mills, Inc...................................      2,300          16,675
 *Guilford Pharmaceuticals, Inc........................      1,900          28,025
 *Guitar Center, Inc...................................      2,000          21,375
 *Gulf Island Fabrication, Inc.........................      1,400          12,906
 *Gulfmark Offshore, Inc...............................      1,000          14,344
 *#Gumtech International, Inc..........................        700          10,981
 *Gymboree Corp........................................      2,400          14,550
 HCC Insurance Holdings, Inc...........................      5,800          61,625
 HF Financial Corp.....................................        500           6,344
 *HIE, Inc.............................................      2,500           6,016
 HMN Financial, Inc....................................        400           5,087
 *HMT Technology Corp..................................      5,400          19,491
 *HNC Software, Inc....................................      1,300          92,381
 *HS Resources, Inc....................................      1,700          21,994
 *HTE, Inc.............................................      1,700           5,047
 *Ha-Lo Industries, Inc................................     24,900         155,625
 *Hadco Corp...........................................      1,400          66,150
 *Haemonetics Corp.....................................      3,200          72,000
 Haggar Corp...........................................        600           7,462
 *Hagler Bailly, Inc...................................      1,100           6,016
 *Hain Food Group, Inc.................................      1,400          31,981
 *Hall Kinion Associates, Inc..........................      1,200          21,562
 *Halsey Drug Co., Inc.................................      1,100           1,719
 *Hambrecht & Quist Group, Inc.........................        300          14,925
 *Hamilton Bancorp, Inc................................      1,000          19,312

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hammons (John Q.) Hotels, Inc. Class A...............        600     $     2,175
 *Hampton Industries, Inc..............................        600           1,462
 Hancock Fabrics, Inc..................................      2,000           8,000
 Hancock Holding Co....................................      1,100          44,447
 *Handleman Co.........................................      3,200          49,400
 *Hanger Orthopedic Group, Inc.........................      1,900          19,475
 *Hanover Direct, Inc..................................     22,600          87,575
 *Harbinger Corp.......................................      3,800          66,619
 Harbor Florida Bancshares, Inc........................      3,500          44,297
 *Harding Lawson Associates Group, Inc.................        500           3,734
 Hardinge Brothers, Inc................................      1,200          16,387
 *Harken Energy Corp...................................      1,000           1,000
 Harland (John H.) Co..................................      3,700          68,681
 Harleysville Group, Inc...............................      2,600          39,081
 Harleysville National Corp. PA........................        315          10,218
 Harman International Industries, Inc..................        100           5,150
 Harmon Industries, Inc................................        700           8,750
 *Harmonic Lightwaves, Inc.............................      1,600          96,300
 Harris Financial, Inc.................................      4,000          35,250
 *Hastings Entertainment, Inc..........................        900           4,416
 *Hauppauge Digital, Inc...............................        200           4,869
 *Hauser, Inc..........................................        175             421
 Haven Bancorp, Inc....................................        600           9,712
 *Hawaiian Airlines, Inc...............................      4,100           8,969
 *Hawk Corp............................................        600           3,225
 *Hawker Pacific Aerospace.............................        700           3,216
 Hawkins Chemical, Inc.................................        600           4,969
 *Hawthorne Financial Corp.............................        300           4,162
 *Hayes Lemmerz International, Inc.....................      3,000          49,125
 *Headway Corporate Resources, Inc.....................      1,000           3,719
 *Health Management Systems, Inc.......................      1,700           7,809
 *Health Risk Management, Inc..........................        500           3,406
 *Health Systems Design Corp...........................        700           3,719
 *Healthcare Recoveries, Inc...........................        700           2,286
 *Healthcare Services Group, Inc.......................      1,100           8,937
 Healthplan Services Corp..............................      1,400           9,187
 *Heartland Express, Inc...............................      3,200          47,700
 *Heartport, Inc.......................................      2,500          12,422
 *Hearx, Ltd...........................................      1,000           4,000
 *Hecla Mining Co......................................      6,700          13,819
 Heico Corp............................................        800          13,700
 Heilig-Meyers Co......................................      6,400          23,200
 Helix Technology Corp.................................      1,800          72,787
 *Hello Direct, Inc....................................        300           3,609
 *Helmstar Group, Inc..................................        500           2,062
 *#Hemispherx Biopharma, Inc...........................      2,600          23,887
 Henry Jack & Associates, Inc..........................      2,000          79,437
 Herbalife International, Inc. Class A.................      1,000          14,469
 Heritage Financial Corp...............................      1,100           9,316
 *Herley Industries, Inc...............................        500           6,891
 *Heska Corp...........................................      2,700           5,737
 *Hexcel Corp..........................................      3,600          21,375
 *Hi-Shear Technology Corp.............................        300             900
 *Hi-Tech Pharmacal, Inc...............................        200             984
 *Hibbett Sporting Goods, Inc..........................        500           6,500
 *Highlands Insurance Group, Inc.......................      1,300           9,425
 Hilb Rogal Hamilton Co................................      1,300          35,262
 *Hines Horticulture, Inc..............................      2,200          19,594
 *Hoenig Group, Inc....................................        800           7,925
 *Holiday RV Superstores, Inc..........................        600           2,831
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Hollis-Eden Pharmaceuticals, Inc....................      1,100     $    17,737
 Holly Corp............................................        700          10,062
 *Hollywood Casino Corp. Class A.......................      2,500           8,437
 *Hollywood Entertainment Corp.........................      4,600          65,119
 *Hollywood Park, Inc..................................      3,100          62,581
 *Hologic, Inc.........................................      1,500           8,062
 *Holt's Cigar Holdings, Inc...........................        204             931
 Home Federal Bancorp..................................        500          11,687
 *Home Products International, Inc.....................        400           3,587
 *Homebase, Inc........................................      3,800          13,062
 Hooper Holmes, Inc....................................      2,900          68,512
 Horizon Financial Corp................................        900           9,056
 *Horizon Health Corp..................................        500           3,719
 *Horizon Medical Products, Inc........................      1,600           5,100
 *Horizon Offshore, Inc................................      1,900          11,934
 *Horizon Pharmacies, Inc..............................        600           1,762
 *Hospitality Worldwide Services, Inc..................      1,300           3,575
 *Hot Topic, Inc.......................................        200           8,844
 *Houston Exploration Co...............................      2,900          58,000
 *Hovnanian Enterprises, Inc. Class A..................      1,400           8,925
 *Hub Group, Inc. Class A..............................        400           6,925
 *Hudson River Bancorp, Inc............................      1,700          18,541
 *Hudson Technologies, Inc.............................        500             984
 Huffy Corp............................................      1,100           7,219
 Hughes Supply, Inc....................................      2,300          54,481
 Hunt (J.B.) Transport Services, Inc...................      4,300          56,841
 Hunt Corp.............................................      1,200           9,900
 Huntco, Inc. Class A..................................        500           1,094
 *Hurco Companies, Inc.................................        300           1,162
 *Hutchinson Technology, Inc...........................      3,000          55,312
 *Hypercom Corp........................................      4,000          37,750
 *HyperFeed Technologies, Inc..........................      1,500           7,805
 *Hyperion Solutions Corp..............................      3,100          84,959
 *Hyseq, Inc...........................................      1,300           8,775
 *I-Stat Corp..........................................      1,600          21,400
 *ICT Group, Inc.......................................      1,200          14,700
 *ICU Medical, Inc.....................................        500           7,672
 *IDEXX Laboratories, Inc..............................      4,000          74,250
 *IDG Books Worldwide, Inc.............................      1,700          25,925
 *IDT Corp.............................................      2,800          63,612
 *IDX Systems Corp.....................................      3,300          70,022
 *IEC Electronics Corp.................................        400             925
 *IFR Systems, Inc.....................................        500           1,937
 *#IGEN, Inc...........................................      1,500          38,437
 *IHOP Corp............................................      1,800          27,900
 *II-VI, Inc...........................................        800          13,900
 IMCO Recycling, Inc...................................      1,600          20,600
 *IMR Global Corp......................................      4,400          50,187
 *IRI International Corp...............................      1,000           4,250
 ISB Financial Corp. LA................................        300           4,800
 *ISOCOR...............................................      1,200          27,900
 *IT Group, Inc .......................................      2,300          24,006
 *ITEQ, Inc............................................        800             688
 *ITI Technologies, Inc................................        800          23,950
 *ITLA Capital Corp....................................        500           7,328
 *ITT Educational Services, Inc........................      2,600          45,825
 *IVI Checkmate Corp...................................      1,800           6,244
 *Ibis Technology Corp.................................        800          32,450
 *Identix, Inc.........................................      3,700          32,606
 *Ikos Systems, Inc....................................        500           3,859
 *Il Fornaio (America) Corp............................        300           1,814
 *Image Entertainment, Inc.............................      1,600           9,250

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Imation Corp.........................................      1,000     $    32,187
 *Imclone Systems, Inc.................................      2,500          90,781
 *Immucor, Inc.........................................        500           6,187
 *Immune Response Corp. DE.............................      2,500          11,172
 *#Immunogen, Inc......................................      2,300           7,978
 *#Immunomedics, Inc...................................      1,500           3,492
 *Impath, Inc..........................................        800          17,850
 *Impco Technologies, Inc..............................        600           7,725
 *Imperial Bancorp.....................................      2,700          64,800
 *Imperial Credit Industries, Inc......................      3,700          21,737
 Imperial Sugar Co.....................................      3,400          13,600
 *In Focus Systems, Inc................................      2,200          45,856
 *In Home Health, Inc..................................        700           2,056
 *Inacom Corp..........................................      5,500          32,656
 *Incyte Pharmaceuticals, Inc..........................      2,500          72,344
 Independence Community Bank Corp......................         59             662
 Independent Bank Corp. MA.............................      1,000          13,656
 Independent Bank East.................................        693          11,456
 *Individual Investor Group, Inc.......................        900           2,559
 *Indus International, Inc.............................      3,200          29,850
 Industrial Bancorp, Inc...............................        200           3,475
 *Industrial Distribution Group, Inc...................        800           3,050
 *Industrial Holdings, Inc.............................      1,800           4,612
 *#Industri-Matematik International Corp. ADR..........      3,800          11,044
 *Inference Corp. Class A..............................        300           1,416
 *Infinium Software, Inc...............................        800           3,950
 *#Infocure Corp.......................................      3,300          53,109
 *#Infonautics Corp. Class A...........................        600           4,659
 *#Information Architects Corp.........................      1,800           7,875
 *Information Management Associates, Inc...............        800           3,212
 *#Information Resource Engineering, Inc...............        300           4,903
 *Information Resources, Inc...........................      3,000          29,953
 *infoUSA, Inc.........................................      2,500          15,703
 Ingles Market, Inc. Class A...........................        600           7,031
 *#Inhale Therapeutic Systems..........................      1,700          52,541
 *Innerdyne, Inc.......................................        200             750
 *Innotrac Corp........................................      2,100          30,712
 *Innovasive Devices, Inc..............................        900           6,947
 *#Innovative Gaming Corp. of America..................        700           1,203
 Innovex, Inc..........................................      1,500          13,547
 *Inprise Corp.........................................      5,800          51,837
 *Input/Output, Inc....................................      6,100          32,787
 *Insight Enterprises, Inc.............................      2,600          87,262
 *Insignia Financial Group, Inc........................      2,100          17,062
 *Insite Vision, Inc...................................      2,300           5,894
 *Insituform Technologies, Inc. Class A................      2,400          60,150
 *Inso Corp............................................      1,600          36,350
 *Inspire Insurance Solutions, Inc.....................      1,900          11,964
 Insteel Industries, Inc...............................        500           4,219
 *Insurance Auto Auctions, Inc.........................        600           8,569
 *Insurance Management Solutions, Inc..................      1,000           3,000
 *Integra Lifesciences Corp............................      1,600          10,075
 *IntegraMed America, Inc..............................        500           1,586
 *Integrated Device Technology, Inc....................      5,300         124,716
 *Integrated Electrical Services, Inc..................        900           9,562
 *Integrated Health Services, Inc......................        500             187
 *Integrated Measurement System, Inc...................        500           6,984
                                                            SHARES           VALUE+
                                                            ------           ------
 *Integrated Silicon Solution, Inc.....................      1,800     $    16,397
 *Integrated Systems, Inc..............................      2,300          66,269
 *#Intellidata Technologies Corp.......................      2,200          10,828
 *Intelligent Life Corp................................      1,000           4,344
 *#Intelligroup, Inc...................................      1,600          24,650
 *IntelliQuest Information Group, Inc..................        800           9,725
 *Inter Parfums, Inc...................................        600           5,512
 *InterCept Group, Inc.................................      1,000          16,844
 *InterDent, Inc.......................................      2,100          17,850
 *Interdigital Communications Corp.....................      5,800          58,725
 *Intergraph Corp......................................      4,900          21,973
 *Interleaf, Inc.......................................        900          33,131
 *Interlink Electronics................................        500          14,953
 *Interlinq Software Corp..............................        300           1,303
 *Intermagnetics General Corp..........................        800           5,350
 Intermet Corp.........................................      2,500          25,156
 *International FiberCom, Inc..........................      3,400          24,172
 *#International Microcomputer Software, Inc...........        300             675
 International Multifoods Corp.........................      2,200          30,662
 *International Rectifier Corp.........................      3,300          66,825
 International Shipholding Corp........................        600           8,100
 *International Speciality Products, Inc...............      6,800          56,950
 *International Speedway Corp.
   Class A.............................................        312          20,543
 *International Telecommunication Data Systems, Inc....      1,700          22,206
 *International Total Services, Inc....................        300             402
 *Interneuron Pharmaceuticals, Inc.....................      2,700           8,944
 *Interphase Corp......................................        500          14,844
 Interpool, Inc........................................      2,800          24,850
 *Interpore International..............................      1,100           7,322
 *Interstate National Dealers Services, Inc............        200           1,219
 *Intertan, Inc........................................      1,300          31,119
 Inter-Tel, Inc........................................      3,500          69,891
 *Intervoice, Inc......................................      3,817          57,374
 *Intervu, Inc.........................................      1,300          81,128
 Interwest Bancorp.....................................      1,600          32,800
 *Intevac, Inc.........................................        800           3,150
 *IntraNet Solutions, Inc..............................      1,500          33,047
 Invacare Corp.........................................      2,900          61,081
 *Investment Technology Group, Inc.....................      1,600          42,900
 Investors Financial Services Corp.....................      1,500          68,672
 *Invision Technologies, Inc...........................        800           3,225
 *Invivo Corp..........................................        200           2,587
 *Iomed, Inc...........................................        700           2,712
 *Ionics, Inc..........................................      1,600          42,700
 Irwin Financial Corp..................................      2,200          45,444
 *Isis Pharmaceuticals, Inc............................      2,800          43,837
 *Isle of Capri Casinos, Inc...........................      2,400          30,975
 *Isolyser Co., Inc....................................      4,000          11,375
 *#Itron, Inc..........................................      1,500           9,516
 *J & J Snack Foods Corp...............................        600          11,306
 *J. Alexander's Corp..................................        700           2,144
 *J. Jill Group, Inc...................................        600           3,272
 *JDA Software Group, Inc..............................      2,400          33,675
 JLG Industries, Inc...................................      3,300          45,169
 *JLM Industries, Inc..................................        500           1,828
 *JPM Co...............................................        900           8,100
 *JPS Industries, Inc..................................      1,200           3,600
 *JWGenesis Financial Corp.............................        300           4,838

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Jackpot Enterprises, Inc.............................        600     $     4,913
 *Jakks Pacific, Inc...................................      1,950          47,227
 *Jan Bell Marketing, Inc..............................      2,800           7,875
 *Jason, Inc...........................................      1,300           9,750
 *Javelin Systems, Inc.................................        900          10,350
 Jefferies Group, Inc..................................      2,900          57,638
 *Johnson Worldwide Associates, Inc. Class A...........        300           2,358
 *Johnston Industries, Inc.............................        700           1,094
 *Jones Apparel Group, Inc.............................        501          13,370
 *Jones Lang LaSalle, Inc..............................      3,700          44,863
 Jostens, Inc..........................................      4,100          75,338
 *Journal Register Co..................................      3,200          38,200
 *Juno Lighting, Inc...................................         70             812
 Justin Industries, Inc................................      2,300          35,722
 K Swiss, Inc. Class A.................................        800          11,425
 *#K-Tel International, Inc............................      1,000           6,594
 *K-V Pharmaceutical Co. Class A.......................      1,200          23,250
 *K-V Pharmaceutical Co. Class B.......................        600          11,550
 K2, Inc...............................................      1,700          12,538
 KCS Energy, Inc.......................................      1,900           1,425
 *KTI, Inc.............................................        600           4,950
 *KVH Industries, Inc..................................        700           2,155
 *Kaiser Aluminum Corp.................................      9,500          62,938
 *Kaiser Ventures, Inc.................................        700           9,669
 Kaman Corp. Class A...................................      2,300          27,384
 *Kaneb Services, Inc..................................      3,100          13,563
 *Kasper A.S.L., Ltd...................................        500           1,469
 Katy Industries, Inc..................................        800           8,400
 *Kellstrom Industries, Inc............................      1,400          12,294
 Kellwood Co...........................................      3,300          68,475
 *Kemet Corp...........................................      2,500          90,391
 *Kendle International, Inc............................      1,100           8,938
 Kennametal, Inc.......................................        900          29,925
 *Kennedy-Wilson, Inc..................................      1,100           8,319
 *Kensey Nash Corp.....................................        400           5,213
 *Kent Electronics Corp................................      2,800          64,225
 *#Keravision, Inc.....................................      1,800          16,031
 *Kevco, Inc...........................................      1,000           2,906
 *Key Energy Group, Inc................................      9,900          49,500
 *Key Production Co., Inc..............................      1,200           9,750
 *Key Technology, Inc..................................        500           3,766
 *Key Tronic Corp......................................      1,000           4,188
 *Keystone Automotive Industries, Inc..................      1,700           9,775
 *Keystone Consolidated Industries, Inc................      1,000           3,938
 *Kinnard Investment, Inc..............................        300           1,716
 *Kirby Corp...........................................      2,000          36,750
 *Kitty Hawk, Inc......................................      1,700          13,281
 Klamath First Bancorp, Inc............................        600           6,825
 *Knight Transportation, Inc...........................      1,500          20,953
 Kollmorgen Corp.......................................        700           6,388
 *Kopin Corp...........................................        800          52,100
 *Kronos, Inc..........................................        750          38,859
 *Kulicke & Soffa Industries, Inc......................      2,300          81,866
 *LCA-Vision, Inc......................................      6,100          25,734
 *LCC International, Inc. Class A......................      1,000          14,344
 *LLEX Oncology, Inc...................................      2,000          34,875
 *LMI Aerospace, Inc...................................        800           2,613
 LNR Property Corp.....................................      2,600          45,825
 LSB Industries, Inc...................................        700             547
 LSI Industries, Inc...................................      1,200          28,988
                                                            SHARES           VALUE+
                                                            ------           ------
 *#LSI Logic Corp......................................        121     $     7,313
 LTV Corp..............................................     10,000          35,000
 *LTX Corp.............................................      3,600          65,138
 *La Jolla Pharmceutical Co............................      1,300           2,478
 *LaBarge, Inc.........................................        500             625
 LabOne, Inc...........................................        900           6,919
 *Labor Ready, Inc.....................................      5,100          64,706
 *Laboratory Corp. of America Holdings, Inc............      4,000          15,000
 *Ladd Furniture, Inc..................................        500          10,578
 *Ladish Co., Inc......................................      1,000           6,859
 *Lakes Gaming, Inc....................................      1,100           9,453
 *Lamson & Sessions Co.................................      1,300           6,825
 Lance, Inc............................................      3,600          37,463
 *Lancer Corp..........................................        600           3,225
 Landamerica Financial Group, Inc......................      1,400          27,213
 Landauer, Inc.........................................        900          22,275
 *Landec Corp..........................................        900           5,625
 *Landrys Seafood Restaurants, Inc.....................      2,600          22,953
 *Landstar Systems, Inc................................      1,200          48,038
 *Laser Vision Centers, Inc............................      2,500          36,094
 *LaserSight Corporation...............................      2,100          26,841
 *Lason, Inc...........................................      2,300          56,206
 Lawson Products, Inc..................................      1,200          27,488
 *Layne Christensen Co.................................      1,200           8,100
 *Lazare Kaplan International, Inc.....................        500           3,875
 *Leapnet, Inc.........................................      1,400           7,634
 *Learn2.com, Inc......................................      5,100          15,380
 *Learning Tree International, Inc.....................      2,200          54,863
 *#Leasing Solutions, Inc..............................        500             109
 *Lechters, Inc........................................      1,100           1,719
 *Lecroy Corp..........................................        800          11,200
 Lesco, Inc............................................        500           7,516
 *LeukoSite, Inc.......................................      1,500          61,266
 *Level 8 Systems, Inc.................................        500          10,391
 Libbey, Inc...........................................      1,600          42,400
 Liberty Bancorp, Inc..................................        200           1,294
 *Life Financial Corp..................................        700           2,789
 *Lifecell Corp........................................      1,200           6,375
 *Lifecore Biomedical, Inc.............................      1,500          23,203
 Lifetime Hoan Corp....................................        500           2,547
 *Ligand Pharmaceuticals, Inc. Class B.................      5,700          65,372
 *Lightbridge, Inc.....................................      1,600          32,400
 Lillian Vernon Corp...................................        600           7,200
 Lilly Industry, Inc. Class A..........................      2,300          32,056
 Lindsay Manufacturer Co...............................      1,300          21,856
 *Liposome Co., Inc....................................      4,700          58,309
 *Lithia Motors, Inc. Class A..........................        300           5,681
 *Littlefuse, Inc......................................      1,900          39,841
 *Lodgenet Entertainment Corp..........................      1,400          25,156
 *Loews Cineplex Entertainment Corp....................      6,800          44,200
 *Logic Devices, Inc...................................        300             666
 *#Logility, Inc.......................................      1,000           7,219
 *Lojack Corp..........................................      1,800          14,006
 *Lone Star Steakhouse Saloon..........................      4,000          30,188
 *Lone Star Technologies, Inc..........................      2,300          58,219
 Longview Fibre Co.....................................      6,200          79,050
 *Loronix Information Systems, Inc.....................        200           3,919
 *Louis Dreyfus Natural Gas Corp.......................      1,200          21,600
 Luby's Cafeterias, Inc................................      2,400          27,900
 Lufkin Industries, Inc................................        800          11,150
 *Lumisy, Inc..........................................        600           1,913

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lunar Corp...........................................        600     $     4,181
 *Lydall, Inc. DE......................................      1,600          14,300
 *Lynx Therapeutics, Inc...............................        700           8,050
 M.A. Hanna Co.........................................      4,900          51,144
 *M.H. Meyerson & Co., Inc.............................        300           1,284
 MAF Bancorp, Inc......................................      2,900          64,253
 *MAI Systems Corp.....................................      1,100             756
 *MB Financial, Inc....................................        400           5,213
 MDC Holdings, Inc.....................................      2,300          34,356
 *MECH Financial, Inc..................................        500          17,266
 *MEMC Electronic Materials, Inc.......................      1,200          14,400
 MFB Corp..............................................        100           1,844
 *MGI Pharma, Inc......................................      1,500          19,078
 MI Schottenstein Homes, Inc...........................        600           9,450
 *MIPS Technologies, Inc...............................      1,300          57,403
 MMI Companies, Inc....................................      5,000          20,313
 MOCON, Inc............................................        300           2,091
 *MRV Communications, Inc..............................      2,400          76,725
 *MS Carriers, Inc.....................................      1,500          39,281
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      3,400          30,813
 *MSC Software Corp....................................      1,400          11,725
 MTS Systems Corp......................................      2,100          21,033
 MYR Group, Inc........................................        600          11,175
 *Mace Security International, Inc.....................      1,600          11,950
 *Mac-Gray Corp........................................      1,000           3,938
 *Mackie Designs, Inc..................................        300           1,575
 *Madden (Steven), Ltd.................................      1,100          13,991
 *Made2Manage Systems, Inc.............................        200           1,369
 Madison Gas & Electric Co.............................      1,000          19,344
 *Magainin Pharmaceuticals, Inc........................      1,400           2,122
 *Magellan Health Services, Inc........................      3,200          20,000
 *Magnetek, Inc........................................      3,200          21,400
 *Magnum Hunter Resources, Inc.........................      2,100           6,694
 *Mail-Well, Inc.......................................      4,900          58,494
 *Main Street & Main, Inc..............................        600           2,044
 *Main Street Bancorp, Inc.............................      1,000          10,594
 *Mallon Resources Corp................................        500           3,000
 *Manchester Equipment Co., Inc........................        400           1,263
 *Manhattan Associates, Inc............................      2,400          12,600
 Manitowoc Co., Inc....................................        600          18,300
 *Manugistic Group, Inc................................      3,300          55,481
 *Mapics, Inc..........................................      1,900          17,991
 *Mapinfo Corp.........................................        300           7,181
 Marcus Corp...........................................      1,000          12,750
 *Marine Drilling Companies, Inc.......................      3,400          57,375
 *Marine Transport Corp................................      2,000           5,313
 Maritrans, Inc........................................      1,100           6,119
 *Marketing Services, Inc..............................      3,000          54,094
 *MarkWest Hydrocarbon, Inc............................        500           2,750
 *Marlton Technologies, Inc............................        500             938
 Marsh Supermarkets, Inc. Class B......................        200           2,088
 *Martek Biosciences Corp..............................      1,600          16,700
 *Marvel Enterprises, Inc..............................      2,300          14,375
 MascoTech, Inc........................................        100           1,200
 Massbank Corp. Reading, MA............................        100           3,263
 *Mastec, Inc..........................................      1,800          74,138
 *Mastech Corp.........................................      2,500          47,188
 *Matria Healthcare, Inc...............................      4,400          17,119
 *Matritech, Inc.......................................      2,200           7,116
 *Matrix Bancorp, Inc..................................        700          10,172
 *Matrix Pharmaceutical, Inc...........................      2,200          11,413
                                                            SHARES           VALUE+
                                                            ------           ------
 *Matrix Service Co....................................      1,200     $     5,475
 Matthews International Corp. Class A..................      1,300          29,494
 *Mattson Technology, Inc..............................      1,500          24,281
 *Maui Land & Pineapple Company, Inc...................        400           7,450
 *Maverick Tube Corp...................................      2,100          45,084
 *Maxicare Health Plans, Inc...........................      1,800           5,794
 *Maxim Group, Inc.....................................      1,900          10,688
 *#Maxim Pharmaceuticals, Inc..........................      1,200          16,950
 *Maximus, Inc.........................................      2,100          58,800
 *Maxtor Corp..........................................     10,500          63,984
 *Maxwell Shoe Company, Inc............................        900           7,819
 *Maxwell Technologies, Inc............................      1,000          10,844
 *Maynard Oil Co.......................................        200           2,269
 *Mazel Stores, Inc....................................        600           5,700
 McGrath Rent Corp.....................................      1,300          23,441
 *McMoran Exploration Co...............................      1,400          30,538
 *McNaughton Apparel Group, Inc........................        500           3,531
 *McWhorter Technologies, Inc..........................      1,000          13,750
 *Meade Instruments Corp...............................        500          15,234
 *Meadow Valley Corp...................................        200             769
 Meadowbrook Insurance Group, Inc......................        900           5,344
 *Measurement Specialties, Inc.........................        500           8,938
 *Mechanical Dynamics, Inc.............................        300           1,369
 *Mecon, Inc...........................................        800           8,625
 *Medarex, Inc.........................................      3,200          36,600
 *Medco Research, Inc..................................        700          18,638
 Medford Bancorp, Inc..................................        600          10,050
 *Media 100, Inc.......................................      1,000          13,969
 *Media Arts Group, Inc................................      1,300           5,038
 *MediaBay, Inc........................................        600           7,763
 *Medialink Worldwide, Inc.............................        600           3,600
 *Medical Action Industries, Inc.......................        600           1,969
 *Medical Assurance, Inc...............................      2,300          50,456
 *Medical Manager Corp.................................        875          52,965
 *Medicalcontrol, Inc..................................        200           1,250
 *Medicis Pharmaceutical Corp.
   Class A.............................................      2,500          87,813
 *Medimmune, Inc.......................................        405          48,663
 *Medstone International, Inc..........................        200           1,191
 *Memberworks, Inc.....................................      1,600          39,950
 *Mens Warehouse, Inc..................................        301           7,713
 Mentor Corp. MN.......................................      2,200          51,288
 *Mentor Graphics Corp.................................      8,000          71,875
 Merchants Bancshares, Inc.............................        200           4,513
 *Mercury Air Group, Inc...............................        700           5,600
 *Mercury Computer Systems, Inc........................      1,000          57,094
 Meridian Diagnostics, Inc.............................      1,700          12,538
 Meridian Insurance Group, Inc.........................        200           3,088
 *Meridian Resource Corp...............................      5,000          18,438
 *MeriStar Hotels & Resorts, Inc.......................      2,800           9,450
 *Merit Medical Systems, Inc...........................        700           4,638
 *Merix Corp...........................................        300           3,628
 *Mesa Air Group, Inc..................................      4,100          20,756
 *Mesa Labs, Inc.......................................        200             744
 *Mesaba Holdings, Inc.................................      2,000          24,688
 *Messagemedia, Inc....................................      4,300          71,353
 *Meta Group, Inc......................................        800          13,250
 *Metacreations Corp...................................      2,400          16,875
 *Metal Management, Inc................................      2,600           5,972
 *Metals USA, Inc......................................      4,500          37,688
 *Metamor Worldwide, Inc...............................      3,400          89,781

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Metatec Corp. Class A................................        400     $     1,038
 Methode Electronics, Inc. Class A.....................      3,400          92,331
 Met-Pro Corp..........................................        700           7,306
 *Metricom, Inc........................................      1,900         112,338
 *#Metro Information Services, Inc.....................      1,500          22,313
 *Metro One Telecommunications, Inc....................      1,400          14,088
 *Metrocall, Inc.......................................      4,200           8,663
 *Metrologic Instruments, Inc..........................        500           6,844
 Metrowest Bank MA.....................................      1,400           8,750
 *Miami Computer Supply Corp...........................      1,200          33,600
 *Michael Anthony Jewelers, Inc........................        700           2,188
 Michael Foods, Inc....................................      2,100          52,828
 *Michaels Stores, Inc.................................        900          28,266
 *Micro Component Technology, Inc......................        700           3,259
 *Micro Linear Corp....................................      1,000           7,125
 *Micro Warehouse, Inc.................................      4,300          50,659
 *Microage, Inc........................................      2,100           6,234
 *Microcide Pharmaceuticals, Inc.......................        700           5,086
 MicroFinancial, Inc...................................        500           5,656
 *Micrografx, Inc......................................        800           3,875
 *Micros Systems, Inc..................................      1,600          81,250
 *Microsemi Corp.......................................        800           6,175
 *Microtest, Inc.......................................        800           5,550
 *Micro-Therapeutics, Inc..............................        800           7,525
 *Microtouch Systems, Inc..............................        500           7,453
 *#Microvision, Inc....................................      1,000          16,188
 *Microware Systems Corp...............................      1,800          10,519
 *Microwave Power Dynamics, Inc........................        700           5,327
 Mid America Banccorp..................................      1,200          34,425
 *Mid Atlantic Medical Services, Inc...................      6,000          48,000
 Midas, Inc............................................      1,700          36,550
 Midcoast Energy Resources, Inc........................      1,300          24,375
 *Middleby Corp........................................        700           3,697
 *Midway Airlines Corp.................................        900           6,722
 *Midway Games, Inc....................................      3,800          82,175
 *Midwest Express Holdings, Inc........................      1,700          49,194
 *Midwest Grain Products, Inc..........................        600           5,119
 Mikasa, Inc...........................................      1,800          19,575
 *Mikohn Gaming Corp...................................        700           3,588
 Milacron, Inc.........................................      3,300          48,056
 *Miller Industries, Inc...............................      3,800           9,263
 Minntech Corp.........................................        800           7,700
 *#Miravant Medical Technologies.......................      1,800          24,750
 Mississippi Chemical Corp.............................      2,600          13,813
 *Mitcham Industries, Inc..............................      1,100           4,297
 Mitchell Energy & Development Corp. Class A...........      1,500          35,344
 Mobile America Corp...................................        500           1,078
 *Mobile Mini, Inc.....................................      1,100          18,941
 *Mobius Management Systems, Inc.......................      1,700          10,439
 *Modtech Holdings, Inc................................      1,310           9,620
 *Molecular Biosystems, Inc............................      1,200           1,575
 *Monaco Coach Corp....................................      2,300          49,450
 *Monarch Dental Corp..................................      1,700           3,400
 *Mondavi (Robert) Corp. Class A.......................      1,000          38,375
 *Monro Muffler Brake, Inc.............................        400           2,825
 *Monterey Pasta Co....................................        600           2,213
 *Moog, Inc. Class A...................................        300           7,875
 Morgan Keegan, Inc....................................      3,300          55,069
 *Morrison Knudsen Corp................................      5,700          49,519
 Morrison Management Specialists, Inc..................      1,200          25,200
                                                            SHARES           VALUE+
                                                            ------           ------
 *Morton's Restaurant Group, Inc.......................        600     $     8,963
 *#Mossimo, Inc........................................      1,100           8,525
 *Mother's Work, Inc...................................        200           2,163
 *Motor Car Parts & Accessories, Inc...................        200             289
 Movado Group, Inc.....................................        500          11,906
 *Movie Gallery, Inc...................................        900           3,713
 *Multiple Zones International, Inc....................      1,600          16,525
 *Musicland Stores Corp................................      3,600          28,575
 Myers Industries, Inc.................................      1,980          29,700
 *Myriad Genetics, Inc.................................      1,100          36,403
 *N & F Worldwide Corp.................................      2,100          11,550
 *NABI, Inc............................................      3,500          16,078
 NBT Bancorp...........................................      1,260          21,499
 *NBTY, Inc............................................      6,500          63,680
 NCH Corp..............................................        200           9,325
 *NCI Building Systems, Inc............................      1,800          29,925
 *NCO Group, Inc.......................................        332          15,376
 *NCS Healthcare, Inc..................................      1,600           4,275
 *NFO Worldwide, Inc...................................      2,200          28,738
 NL Industries, Inc....................................      5,200          70,850
 *NMT Medical, Inc.....................................      1,000           2,094
 NN Ball & Roller, Inc.................................      1,500          10,031
 *NPC International, Inc...............................      2,500          31,328
 *NPS Pharmaceuticals, Inc.............................      1,100           6,566
 *NS Group, Inc........................................      2,100          21,788
 NUI Corp..............................................        700          17,631
 *NYFIX, Inc...........................................      1,350          36,281
 *Nanometrics, Inc.....................................        700          15,706
 *Napro Biotherapeutics, Inc...........................      2,300           6,433
 Nash Finch Co.........................................      1,400          10,106
 *Nashua Corp..........................................        600           4,425
 *Nastech Pharmaceutical Co., Inc......................        300             586
 *Nathans Famous, Inc..................................        200             672
 *National Beverage Corp...............................      1,500          12,188
 National City Bancorp.................................      1,100          21,588
 National City Bankshares, Inc.........................      1,260          36,973
 *National Dentex Corp.................................        200           3,438
 *National Discount Brokers Group, Inc.................      2,000          64,250
 *National Equipment Services, Inc.....................      2,900          28,275
 *National Home Health Care Corp.......................        500           2,109
 National Penn Bancshares, Inc.........................      1,700          45,581
 National Presto Industries, Inc.......................        500          17,625
 *National Processing, Inc.............................      5,000          43,125
 *National Record Mart, Inc............................        200             803
 *National RV Holdings, Inc............................      1,300          24,213
 *National Standard Co.................................        600           2,325
 National Steel Corp. Class B..........................      2,000          11,625
 National Technical Systems, Inc.......................        500           1,906
 *National Techteam, Inc...............................        700           2,778
 *Natural Alternatives International, Inc..............        300           1,022
 *Natural Microsystems Corp............................      1,300          47,288
 *Natural Wonders, Inc.................................        400             613
 Natures Sunshine Products, Inc........................      1,800          15,131
 *Nautica Enterprises, Inc.............................      4,200          55,256
 *Navarre Corp.........................................      2,800          21,088
 *Navigant Consulting, Inc.............................      2,500          26,563
 *Navigant International, Inc..........................      1,300          12,106
 *Neff Corp. Class A...................................      1,600          13,800
 Nelson (Thomas), Inc..................................      1,300          11,538
 *Neogen Corp..........................................        200           1,259
 *NeoMagic Corp........................................      3,000          27,281
 *Neopharm, Inc........................................        800          13,300

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Neose Technologies, Inc..............................      1,000     $    15,188
 *#Neotherapeutics, Inc................................        400           4,750
 *NetMoves Corporation.................................      1,600           8,700
 *Netopia, Inc.........................................      1,300          72,231
 *NetOptix Corp........................................      1,000          35,813
 *#Netrix Corp.........................................      1,100           9,934
 *Netspeak Corp........................................      1,300          21,084
 *Network Computing Devices, Inc.......................      1,600          10,350
 *Network Equipment Technologies, Inc..................      2,600          32,013
 *Network Event Theater, Inc...........................      2,000          47,813
 *Network Peripherals, Inc.............................      1,300          44,809
 *Neurocrine Biosciences, Inc..........................      1,900          24,878
 *Neurogen Corp........................................      1,500          22,031
 *New Brunswick Scientific Co., Inc....................        500           2,750
 *New Century Financial Corp...........................      1,500          23,531
 New England Business Services, Inc....................      1,400          31,675
 New England Community Bancorp, Inc. Class A...........        500          14,109
 *#New Era of Networks, Inc............................      3,100         149,866
 *New Horizons Worldwide, Inc..........................        875          12,031
 New Jersey Resources Corp.............................      1,800          72,450
 *New Mexico & Arizona Land Co.........................        500           2,563
 *Newpark Resources, Inc...............................      4,100          24,600
 Newport Corp..........................................        600          15,300
 *Newsedge Corp........................................      1,700          17,106
 *Niagara Bancorp, Inc.................................      2,700          28,266
 *Niagara Corp.........................................      1,000           4,656
 *Nobel Learning Communities, Inc......................        600           4,838
 *Nobility Homes.......................................        200           1,169
 *#Noble International, Ltd............................        900          12,572
 *Noodle Kidoodle, Inc.................................        500           3,516
 *Norstan, Inc.........................................      1,300           9,344
 *Nortek, Inc..........................................        800          20,600
 *Nortel Networks Corp.................................        558          41,292
 *North American Scientific, Inc.......................      1,000           8,781
 *North Face, Inc......................................        500           2,641
 North Pittsburgh Systems, Inc.........................      1,200          19,425
 *Northfield Laboratories, Inc.........................      1,400          16,669
 Northland Cranberries, Inc. Class A...................      1,800          10,631
 Northwest Bancorp, Inc................................      4,700          38,261
 Northwest Natural Gas Co..............................      1,600          40,150
 *Northwest Pipe Co....................................        600           7,500
 Northwestern Corp.....................................        700          14,788
 *Novadigm, Inc........................................      1,800          31,050
 *Novametrix Medical Systems, Inc......................        600           2,400
 *Novavax, Inc.........................................      1,500           7,313
 *Noven Pharmaceuticals, Inc...........................      2,600          33,638
 *Novoste Corp.........................................      1,400          21,131
 *Nstor Technology.....................................      2,300           4,313
 *Nu Horizons Electronics Corp.........................      1,130          10,241
 *Nuevo Energy Co......................................      2,000          30,875
 *#Number Nine Visual Technology Corp..................        700             667
 *Numerex Corp. Class A................................      1,100           7,322
 *Nutraceutical International Corp.....................      1,100           4,933
 *#Nutrition for Life International, Inc...............        500           1,336
 Nymagic, Inc..........................................        800          11,500
 *O'Charleys, Inc......................................      1,500          19,875
 *O'Sullivan Industries Holdings, Inc..................      1,600          27,400
 *OAO Technology Solutions, Inc........................      1,100           4,297
 *ODS Networks, Inc....................................      1,900          15,556
                                                            SHARES           VALUE+
                                                            ------           ------
 OEA, Inc..............................................      2,100     $    11,419
 *OMNI Energy Services Corp............................      1,100           1,753
 *OSI Pharmaceutical, Inc..............................      2,100          10,795
 *OSI Systems, Inc.....................................      1,000           4,406
 *Oak Industries, Inc..................................      1,800         135,563
 *Oak Technology, Inc..................................      4,900          31,544
 *Oakley, Inc..........................................      7,600          45,600
 Oakwood Homes Corp....................................      1,900           5,700
 *Object Design, Inc...................................      3,400          23,481
 *Objective Systems Integrators, Inc...................      3,200          12,750
 *Ocean Energy, Inc....................................      1,900          14,488
 *Oceaneering International, Inc.......................      2,300          29,900
 OceanFirst Financial Corp.............................      1,000          18,531
 *Ocular Sciences, Inc.................................      2,300          42,550
 *Ocwen Financial Corp.................................      8,900          57,850
 *Odwalla, Inc.........................................        300           1,547
 *Officemax, Inc.......................................      2,500          15,313
 *Offshore Logistics, Inc..............................      1,900          18,763
 *Ogden Corp...........................................      3,000          39,000
 *Old Dominion Freight Lines, Inc......................        400           5,075
 Old Kent Financial Corp...............................        326          13,223
 Olin Corp.............................................      4,400          78,925
 Olsten Corp...........................................      3,400          34,425
 *Olympic Steel, Inc...................................      1,000           5,031
 Omega Financial Corp..................................        600          18,263
 *Omega Protein Corp...................................      2,400           6,300
 *Omega Research, Inc..................................      2,700          15,525
 *Omega Worldwide, Inc.................................        500           1,891
 *Omni Nutraceuticals, Inc.............................      1,800           3,431
 *Omnipoint Corp.......................................      3,400         275,188
 *Omtool, Ltd..........................................      1,300           3,859
 *On Assignment, Inc...................................        700          19,666
 *On Command Corp......................................      3,000          44,813
 *#On Technology Corp..................................      1,300          11,639
 *On-Point Technology Systems, Inc.....................        900           2,011
 *One Price Clothing Stores, Inc.......................        700           1,859
 Oneida, Ltd...........................................      1,700          38,038
 *Ontrack Data International, Inc......................      1,000          10,719
 *Onyx Acceptance Corp.................................        300           2,213
 *Onyx Pharmacueticals, Inc............................      1,200          10,275
 *Open Market, Inc.....................................      3,600         132,638
 *Open Plan Systems, Inc...............................        200             444
 *Openroute Networks, Inc..............................      1,500          13,266
 *Opta Food Ingredients, Inc...........................      1,300           4,022
 *Opti, Inc............................................        700           2,450
 *#Optical Cable Corp..................................      3,800          71,131
 Optical Coating Laboratory, Inc.......................        800         157,375
 *Optika Imaging Systems, Inc..........................        700           3,675
 *Orbital Sciences Corp................................      4,500          62,438
 Oregon Steel Mills, Inc...............................      3,100          25,188
 *#Organogenesis, Inc..................................      3,000          27,938
 *Oroamerica, Inc......................................        300           2,091
 *Orphan Medical, Inc..................................        300           1,838
 *Ortel Corp...........................................        800          50,900
 *Orthodontic Centers of America, Inc..................      5,800          70,688
 *Orthologic Corp......................................      3,100           7,653
 Oshkosh B'Gosh, Inc. Class A..........................      1,700          34,531
 Oshkosh Truck Corp. Class B...........................      1,250          34,531
 *Oshman's Sporting Goods, Inc.........................        600           1,013
 *Osicom Technologies, Inc.............................        900          17,803
 *Osmonics, Inc........................................      1,700          15,300
 *Osteotech, Inc.......................................      1,100          15,434

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ottawa Financial Corp.................................        720     $    14,288
 Otter Tail Power Co...................................        400          15,988
 *Outsource International, Inc.........................        900             830
 *Overland Data........................................        500           3,359
 Overseas Shipholding Group, Inc.......................      3,600          52,650
 Owens & Minor, Inc....................................      3,300          30,938
 Owosso Corp...........................................        300           1,106
 Oxford Industries, Inc................................        600          12,788
 *#Oxigene, Inc........................................      1,000          16,188
 *P-Com, Inc...........................................      7,700          43,553
 *PAM Transportation Services, Inc.....................        900           9,309
 *PBOC Holdings, Inc...................................      2,500          20,781
 *PC Connection, Inc...................................      1,900          52,309
 *PCD, Inc.............................................        900           7,369
 PFF Bancorp, Inc......................................      1,400          30,800
 *PJ America, Inc......................................        600           9,600
 *PLM International, Inc...............................        500           2,844
 *PMR Corp.............................................        500           1,109
 *PPT Vision, Inc......................................        500           1,516
 *PRI Automation, Inc..................................      2,200         104,156
 *PSC, Inc.............................................        800           5,800
 *PSS World Medical, Inc...............................      7,100          71,222
 *PSW Technologies, Inc................................        500           5,906
 PXRE Group, Ltd.......................................        900          11,138
 Pacific Bank, N.A.....................................        400          11,050
 *#Pacific Gateway Exchange, Inc.......................      1,900          34,616
 *Pacific Sunwear of California, Inc...................      3,100          95,713
 *Packaged Ice, Inc....................................      1,000           3,531
 *Pagasus Systems, Inc.................................      1,300          66,381
 *Pagemart Wireless, Inc. Class A......................      2,000          17,188
 *Pairgain Technologies, Inc...........................      7,100         108,497
 *Palm Harbor Homes, Inc...............................      2,400          43,800
 *Pameco Corp..........................................      1,000           4,313
 *Panavision, Inc......................................        500           2,344
 *Panera Bread CO......................................        700           5,556
 *Panja, Inc...........................................        500           8,219
 *Par Technology Corp..................................        800           4,050
 *Paravant, Inc........................................      1,200           3,188
 *Parexel International Corp...........................      1,600          19,150
 Park Electrochemical Corp.............................        700          23,013
 *Parker Drilling Co...................................      9,300          36,619
 *#Parkervision, Inc...................................      1,200          28,200
 *Park-Ohio Holdings Corp..............................      1,300          15,356
 *Parlux Fragrances, Inc...............................      1,600           5,900
 *Pathogenesis Corp....................................      1,600          31,100
 *Patient Infosy.......................................        800           1,450
 Patina Oil & Gas Corp.................................      1,400           9,975
 Patrick Industries, Inc...............................        300           3,619
 Patriot Bank Corp.....................................        500           4,078
 *Patterson Energy, Inc................................      3,400          43,031
 *Paul Harris Stores, Inc..............................        700           2,264
 Paula Financial, Inc..................................        300           1,847
 *Paxar Corp...........................................      4,700          39,950
 *Paxson Communications Corp...........................      6,400          73,200
 *Peapod, Inc..........................................      1,700          14,822
 *#Pediatrix Medical Group, Inc........................      1,600          12,400
 *Peerless Systems Corp................................      1,400          12,053
 *Pegasus Communications Corp. Class A.................        700          45,850
 *Pegasystems, Inc.....................................      2,800          20,869
 Penford Corp..........................................        500           7,500
 *Penn National Gaming, Inc............................      1,500          11,555
                                                            SHARES           VALUE+
                                                            ------           ------
 *Penn Treaty American Corp............................        500     $     7,938
 Penn Virginia Corp....................................        800          14,350
 *Pennaco Energy, Inc..................................      1,500          13,969
 Penn-America Group, Inc...............................        600           4,800
 Pennfed Financial Services, Inc.......................      1,100          17,291
 *Pentacon, Inc........................................      1,300           3,656
 Penton Media, Inc.....................................      3,800          72,675
 *Penwest Pharmaceuticals Company......................      1,300          17,509
 Peoples Bancshares, Inc. Massachusetts................        200           3,944
 Pep Boys - Manny, Moe & Jack..........................      6,300          61,031
 *Perceptron, Inc......................................      1,000           4,391
 *Performance Food Group Co............................      1,700          42,766
 *Performance Technologies, Inc........................      1,350          27,506
 *Perfumania, Inc......................................        500           1,797
 *Pericom Semiconductor Corp...........................        500          11,641
 *Perini Corp..........................................        500           1,969
 *Perrigo Co...........................................      7,700          64,728
 *Perry Ellis International, Inc.......................        100           1,138
 *Per-Se Technologies, Inc.............................      2,833          21,294
 *Personnel Group of America, Inc......................      3,200          25,000
 *Pervasive Software, Inc..............................      1,500          20,484
 *Petco Animal Supplies, Inc...........................      2,100          29,138
 *Petroglyph Energy, Inc...............................        500           1,188
 *Petroleum Development Corp...........................      1,600           6,825
 *PetSmart, Inc........................................     11,600          50,388
 *Pharmaceutical Resources, Inc........................      2,900          17,400
 Pharmacia & Upjohn, Inc...............................        609          33,305
 *Pharmacopeia, Inc....................................      2,000          34,375
 *Pharmacyclics........................................        800          27,600
 *Pharmanetics, Inc....................................        400           2,488
 *Pharmchem Laboratories, Inc..........................        300             956
 *Phar-Mor, Inc........................................        800           2,063
 *Philadelphia Consolidated Holding Corp...............      1,300          19,094
 Philadelphia Suburban Corp............................      1,800          41,625
 *Phillips (R.H.), Inc.................................        300             839
 Phillips-Van Heusen Corp..............................      3,300          28,050
 *#Phoenix International, Ltd..........................      1,000           4,063
 Phoenix Investment Partners, Ltd......................      5,300          41,406
 *Phoenix Technologies, Ltd............................      2,700          38,644
 *Photon Dynamics, Inc.................................        500          19,094
 *Photronics, Inc......................................      2,900          69,691
 Piccadilly Cafeterias, Inc............................        700           3,544
 *Pico Holdings, Inc...................................      1,300          19,784
 *Picturetel Corp......................................      4,800          23,775
 Pier 1 Imports, Inc. DE...............................      9,700          67,294
 *Pierce Leahy Corp....................................      1,700          54,400
 *Piercing Pagoda, Inc.................................        600           7,838
 Pilgrim Pride Corp....................................      3,300          25,575
 Pilgrim's Pride Corp..................................        900           5,288
 #Pillowtex Corp.......................................      1,400           5,600
 *#Pilot Network Services, Inc.........................      1,400          23,756
 *Pinnacle Systems, Inc................................      1,400          46,113
 *Pioneer Group, Inc...................................      3,200          47,400
 *Pioneer Natural Resources Co.........................      3,000          24,938
 Pioneer Standard Electronics, Inc.....................      3,300          44,344
 Pitt-Des Moines, Inc..................................        300           7,256
 Pittston Co. Burlington Group.........................      2,100          19,950
 *Plains Resources, Inc................................      1,700          18,700
 *Planar Systems, Inc..................................      1,100           7,150
 *Plasma-Therm, Inc....................................      1,100           9,109

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Play By Play Toys and Novelties, Inc.................        500     $     1,477
 *Playboy Enterprises, Inc. Class A....................        500           8,594
 *Playboy Enterprises, Inc. Class B....................      2,100          43,706
 *Playcore, Inc........................................        800           7,100
 *Players International, Inc...........................      2,100          16,341
 *Plexus Corp..........................................      1,600          63,050
 Pocahontas Bancorp, Inc...............................        300           1,913
 Pogo Producing Co.....................................      2,600          46,800
 *Policy Management Systems Corp.......................        900          18,113
 *Polycom, Inc.........................................      1,900         121,659
 *Polymedica Industries, Inc...........................      1,500          26,531
 *Polymer Group, Inc...................................      2,900          54,556
 *Polyvision Corp......................................        600           1,163
 *Pomeroy Computer Resource, Inc.......................      1,200          15,038
 Pope & Talbot, Inc....................................      1,600          19,100
 *#Possis Medical, Inc.................................      1,500          12,609
 *Powercerv Corp.......................................      1,200           3,113
 *Power-One, Inc.......................................      2,100          49,219
 *Powertel, Inc........................................      1,600         137,100
 *Powerwave Technologies, Inc..........................      2,000         119,438
 *Praegitzer Industries, Inc...........................      1,300           7,130
 *Precision Response, Corp.............................      2,200          48,263
 Premier Bancshares, Inc...............................      3,100          51,344
 *Premier Research Worldwide, Ltd......................        700           7,416
 *Premiere Technologies, Inc...........................      5,600          42,700
 *Premisys Communications, Inc.........................      2,400          23,813
 *Pre-Paid Legal Services, Inc.........................      2,300          54,913
 Presidential Life Corp................................      3,700          65,444
 *Presstek, Inc........................................      3,200          35,400
 *#Preview Travel, Inc.................................      1,000          46,438
 *Price Communications Corp............................      3,543          88,796
 *Pricesmart, Inc......................................        400          15,575
 *Pride International, Inc.............................      5,000          71,875
 *Prima Energy Corp....................................        500          12,625
 *Primark Corp.........................................      2,100          55,781
 Prime Bancshares, Inc.................................      1,000          27,031
 *Prime Hospitality Corp...............................      5,100          44,306
 *Prime Medical Services, Inc..........................      1,600          15,150
 *Primex Technologies, Inc.............................      1,000          20,375
 *Primix Solutions, Inc................................      1,500          13,102
 *Primus Telecommunications Group, Inc.................      2,800          83,213
 *Princeton Video Image, Inc...........................        800           5,500
 *Printrak International, Inc..........................      1,200           9,338
 *Printronix, Inc......................................        800          13,850
 *Priority Healthcare Corp.............................      1,900          46,906
 *ProBusiness Services, Inc............................      2,100          60,309
 *Procom Technology, Inc...............................      1,300          41,031
 *Professional Detailing, Inc..........................      1,200          31,950
 *Progenics Pharmaceuticals, Inc.......................        900          25,819
 *Programmers Paradise, Inc............................        500           3,344
 Progress Financial Corp...............................        315           4,115
 *Progress Software Corp...............................      1,800          71,831
 *Project Software & Development, Inc..................        600          53,513
 *ProMedCo Management Company..........................      2,100           4,364
 *Prophet 21, Inc......................................        100             772
 *Protection One, Inc..................................     11,200          19,600
 *Protein Design Labs, Inc.............................      1,900          76,119
 *Protocol Systems, Inc................................        800           6,325
 *Provant, Inc.........................................      3,000          65,813
 *Provident American Corp..............................      1,200          36,188
 *Provident Bancorp, Inc...............................      1,000          16,344
                                                            SHARES           VALUE+
                                                            ------           ------
 Provident Bankshares Corp.............................      3,080     $    61,119
 *Provident Financial Holdings, Inc....................        200           3,713
 *Province Healthcare Co...............................      1,600          32,950
 *Proxim, Inc..........................................        700          39,288
 *Proxymed, Inc........................................      1,800          19,969
 #Psychemedics Corp....................................      2,200           9,900
 *Public Service Co. of New Mexico.....................      2,700          44,888
 Public Service Co. of North Carolina..................        600          19,275
 *Puma Technology, Inc.................................      1,100          55,103
 *Pure World, Inc......................................        550           1,564
 *QMS, Inc.............................................        205             615
 *QRS Corp.............................................        900          52,538
 *Qad, Inc.............................................      3,600          17,213
 *QuadraMed Corp.......................................      1,300           8,856
 Quaker Chemical Corp..................................        900          14,063
 *Quaker Fabric Corp...................................      1,700           5,711
 *Quality Dining, Inc..................................        800           1,875
 Quality Systems, Inc..................................        300           2,025
 Quanex Corp...........................................      1,400          29,663
 *Quantum Corp.- DLT...................................        354           5,576
 *Quantum Corp-Hard Disk Drive.........................        177           1,217
 Queens County Bancorp.................................      2,600          75,481
 *Quest Diagnostics, Inc...............................      1,900          57,831
 *Quest Educational Corporation........................      2,700          23,330
 *Questcor Pharmaceuticals, Inc........................      1,000           1,188
 *Quidel Corp..........................................      2,100          12,338
 *#Quigley Corp........................................        900           1,898
 *Quiksilver, Inc......................................      2,500          37,813
 *Quintel Entertainment, Inc...........................        500           3,031
 Quipp, Inc............................................        100           1,525
 Quixote Corp..........................................        900          14,400
 *Quorum Health Group, Inc.............................      7,300          65,472
 *R & B, Inc...........................................        800           4,950
 *R H Donnelley Corp...................................      4,000          74,500
 *RCM Technologies, Inc................................        700           8,991
 *RDO Equipment Co. Class A............................        600           3,938
 *RF Monolithics, Inc..................................        300           1,748
 RLI Corp..............................................        700          23,800
 *RMH Teleservices, Inc................................        700           4,933
 *RMI.Net, Inc.........................................      1,500          12,938
 RPC, Inc..............................................      2,900          19,938
 *RSA Security, Inc....................................      1,500          56,063
 *RTI International Metals, Inc........................      2,100          13,913
 *RTW, Inc.............................................        600           3,131
 *RWD Technologies, Inc................................      1,700          14,238
 *Racing Champions Corp................................      1,600           7,950
 *Radiance Medical Systems, Inc........................      1,000           5,438
 *Radiant Systems, Inc.................................      2,000          49,563
 *Radiologix, Inc......................................      1,900           9,025
 *RadiSys Corp.........................................        211           9,471
 *Ragen Mackenzie Group, Inc...........................      1,500          30,469
 *Railamerica, Inc.....................................      1,100           8,903
 *Railtex, Inc.........................................        800          13,500
 *Rainbow Rentals, Inc.................................        500           4,406
 *Rainbow Technologies, Inc............................      1,400          23,756
 *Rainforest Cafe, Inc.................................      2,500          11,719
 *Ralcorp Holdings, Inc................................      2,700          52,819
 Range Resources Corp..................................      4,500          14,906
 *Rare Hospitality International, Inc..................      1,100          23,134
 *Rare Medium Corp.....................................      3,600         100,350
 *Rawlings Sporting Goods, Inc.........................        500           3,844
 *Rayovac Corp.........................................        300           7,256

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Raytel Med Corp......................................        900     $     2,672
 *Read-Rite Corp.......................................      5,000          27,422
 *#Redhook Ale Brewery, Inc............................        900           2,180
 *Reebok International, Ltd............................     22,100         198,900
 Regal Beloit Corp.....................................      1,900          41,800
 *Regeneron Pharmaceuticals, Inc.......................      2,700          20,756
 *Rehabcare Group, Inc.................................        700          14,088
 *Rehabilicare, Inc....................................        700           2,888
 *Reliability, Inc.....................................        600           1,763
 Reliance Bancorp, Inc.................................        900          35,409
 Reliance Group Holdings, Inc..........................     13,800          55,200
 Reliance Steel and Aluminum Co........................      2,550          62,156
 Reliastar Financial Corp..............................        250          10,875
 *Relm Wireless Corp...................................        500           2,063
 *Remec, Inc...........................................      2,200          28,188
 *Remedy Corp..........................................      2,600          90,838
 *RemedyTemp, Inc......................................        700          10,916
 *Remington Oil & Gas Corp.............................      1,900           9,559
 *Renaissance Worldwide, Inc...........................      6,800          32,725
 *Renex Corp...........................................        500           3,047
 *Rent-A-Center, Inc...................................      2,200          40,219
 *Rentrak Corp.........................................        500           2,703
 *Rent-Way, Inc........................................      1,700          25,925
 *#Repligen Corp.......................................      2,200           9,831
 *Reptron Electronics, Inc.............................        600           4,125
 *Republic Bancorp, Inc................................      1,500          13,219
 Republic Bancorp, Inc.................................      4,128          56,760
 *Republic Bankshares, Inc.............................        900          12,684
 *Republic First Bancorp, Inc..........................        600           3,863
 Republic Group, Inc...................................      1,400          22,225
 Republic Security Financial Corp......................      6,100          49,086
 *#Res-Care, Inc.......................................      2,900          34,528
 *ResMed, Inc..........................................      1,300          52,081
 *ResortQuest International, Inc.......................      1,800          11,138
 Resource America, Inc.................................      2,200          18,494
 Resource Bancshares Mortgage Group, Inc...............      2,100          10,631
 *Respironics, Inc.....................................      2,700          21,516
 *#Restoration Hardware, Inc...........................      1,700          13,866
 *#Revlon, Inc.........................................      2,000          20,500
 *Rex Stores Corp......................................      1,100          41,044
 *Ribozyme Pharmaceuticals.............................      1,000           7,813
 Richardson Electronics, Ltd...........................        900           5,991
 Richmond County Financial Corp........................      2,400          41,175
 *Riddell Sports, Inc..................................        500           1,500
 Riggs National Corp...................................      2,800          39,813
 *Right Management Consultants, Inc....................        300           3,291
 *Rimage Corp..........................................        200           3,213
 Riverview Bancorp, Inc................................        500           5,578
 Rivianna Foods, Inc...................................      1,300          24,781
 *Roadhouse Grill, Inc.................................        900           3,572
 Roadway Express, Inc..................................      1,900          37,822
 Roanoke Electric Steel Corp...........................        700          11,397
 Robbins & Myers, Inc..................................        700          14,000
 *Roberts Pharmaceutical Corp..........................      1,600          51,700
 *Robertson-Ceco Corp..................................        500           4,000
 *Robotic Vision Systems, Inc..........................      3,300          19,697
 *Rochester Medical Corp...............................        500           3,719
 *Rock Financial Corp..................................      1,500          42,938
 *Rock of Ages Co......................................        400           2,388
 Rock-Tenn Co. Class A.................................      2,300          35,650
 *Rocky Shoes & Boots, Inc.............................        300           2,259
                                                            SHARES           VALUE+
                                                            ------           ------
 *Rofin-Sinar Technologies, Inc........................      1,400     $     9,888
 *Rogers Corp..........................................        500          20,156
 *Rogue Wave Software, Inc.............................      1,000           7,906
 *Rohn Industries, Inc.................................      1,400           4,944
 Rollins Truck Leasing Corp............................      5,700          66,975
 Rollins, Inc..........................................      3,600          57,600
 *Romac International, Inc.............................      4,700          52,728
 *Ross Systems, Inc....................................      2,000           4,969
 Rouge Industries, Inc. Class A........................      1,200           9,075
 Rowe Furniture Corp...................................        880           8,195
 *Royal Appliance Manufacturing Co.....................      1,900          11,044
 Ruby Tuesday, Inc.....................................      3,200          64,400
 *Rural Cellular Corp. Class A.........................        300          23,906
 *Rural/Metro Corp.....................................      1,700           9,828
 *Rush Enterprises, Inc................................        500           7,656
 Russ Berrie & Co., Inc................................      2,100          53,550
 Russell Corp..........................................      3,100          40,494
 *Ryans Family Steak Houses, Inc.......................      4,500          44,297
 Ryerson Tull, Inc.....................................      2,500          51,094
 Ryland Group, Inc.....................................      1,500          34,125
 S&T Bancorp, Inc......................................        200           4,713
 *S1 Corporation.......................................        595          28,802
 *S3, Inc..............................................      7,120          60,075
 *SAGA Systems, Inc....................................      4,500          95,906
 *SBE, Inc.............................................        100             641
 *SBS Technologies, Inc................................        200           6,706
 *SCB Computer Technology, Inc.........................      1,000           2,969
 *SCC Communications Corp..............................      1,100           7,047
 *#SCM Microsystems, Inc...............................      1,300          81,738
 *SCP Pool Corp........................................        800          18,875
 #SCPIE Holdings, Inc..................................      1,100          38,294
 *SED International Holdings, Inc......................        500           1,023
 *SEEC, Inc............................................        500           2,047
 SEMCO Energy, Inc.....................................        500           6,969
 *SICOR, Inc...........................................      8,000          38,000
 *SLI, Inc.............................................      3,600          46,575
 *SM&A Corp............................................      1,700          10,784
 *SMC Corp.............................................        300           1,219
 *SOS Staffing Services, Inc...........................        100             475
 *SPAR Group, Inc......................................      1,000           4,000
 *SPR, Inc.............................................      1,200           5,550
 *SPS Technologies, Inc................................      1,300          42,575
 *SPSS, Inc............................................        500          11,453
 *SRS Labs, Inc........................................        900           5,498
 *SSE Telecom, Inc.....................................        200           1,238
 *STAR Telecommunications, Inc.........................      7,000          55,344
 *STM Wireless, Inc. Class A...........................      1,000           4,906
 *SVI Holdings, Inc....................................      3,900          53,625
 *#Sabratek Corp.......................................        600             309
 *Safeguard Health Enterprises, Inc....................        500             320
 *Safeskin Corp........................................      5,500          66,859
 *Safety 1st, Inc......................................        500           3,547
 *Safety Components International, Inc.................        500           1,375
 *Saga Communications, Inc. Class A....................      1,100          27,363
 *#Salton/Maxim Housewares, Inc........................      1,250          30,859
 *#Samsonite Corp......................................      1,800          10,659
 *San Filippo (John B.) & Son, Inc.....................        500           1,797
 *#Sanchez Computer Associates, Inc....................      1,600          62,700
 Sanderson Farms, Inc..................................        900           8,381
 *Sandisk Corp.........................................      1,300          85,841
 *Sangstat Medical Corp................................      1,500          35,344
 *Santa Cruz Operation, Inc............................      4,000          59,875

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Santa Fe Snyder Corp.................................      2,350     $    18,800
 Sara Lee Corp.........................................        517          12,537
 *Satcon Technology Corp...............................      1,000           7,641
 Sauer, Inc............................................      3,300          42,694
 *Savoir Technology Group, Inc.........................        600           3,206
 *Sawtek, Inc..........................................      2,800         127,750
 *Scan-Optics, Inc.....................................        700             930
 *ScanSoft, Inc........................................      3,200          19,900
 *ScanSource, Inc......................................        300          11,644
 Schawk, Inc. Class A..................................        500           4,250
 *Schein (Henry), Inc..................................      4,900          62,934
 *Schein Pharmaceutical, Inc...........................      3,900          34,856
 *#Schick Technologies, Inc............................        500             429
 *Schlotzskys, Inc.....................................        500           3,453
 *Schmitt Industries, Inc..............................      1,000           2,625
 Schnitzer Steel Industries, Inc.
   Class A.............................................        600          11,194
 Schulman (A.), Inc....................................      3,700          58,622
 Schweitzer-Maudoit International, Inc.................      1,300          17,225
 *Scientific Games Holdings Corp.......................      1,200          21,375
 *Scios-Nova, Inc......................................      3,500          13,453
 *Scott Technologies, Inc..............................      1,800          37,463
 *Seachange International, Inc.........................      1,300          33,069
 *Seacor Smit, Inc.....................................        500          25,938
 *Seattle Filmworks, Inc...............................      1,600           5,175
 Seaway Food Town, Inc.................................        700          15,881
 Second Bancorp, Inc...................................        900          21,628
 *Secure Computing Corp................................      1,700          13,520
 *Segue Software, Inc..................................        900          22,922
 *Seibels Bruce Group, Inc.............................        400             856
 *Seitel, Inc..........................................      1,900          12,825
 Selas Corp. of America................................        500           3,094
 *Select Comfort Corp..................................      1,000           5,469
 Selective Insurance Group, Inc........................      3,300          57,853
 *#Selfcare, Inc.......................................      1,300           5,200
 *Semitool, Inc........................................      1,400          15,969
 *Semtech Corp.........................................        600          29,269
 *Sensory Science Corp.................................      1,200           2,325
 *SeraCare, Inc........................................        500           1,594
 *Service Experts, Inc.................................      2,000          12,500
 *Sharper Image Corp...................................        900          18,225
 *Shaw Group, Inc......................................      1,100          22,963
 *Sheffield Medical Technologies, Inc..................      2,500           7,188
 *Sheldahl, Inc........................................        900           3,684
 *Shells Seafood Restaurants, Inc......................        300             872
 *Shiloh Industries, Inc...............................      1,300          11,294
 *Shoe Carnival, Inc...................................      1,300          13,244
 *Shoe Pavilion, Inc...................................        700           1,553
 *Shop At Home, Inc....................................      3,600          45,563
 *Shopko Stores, Inc...................................      1,800          40,838
 *Shorewood Packaging Corp.............................      2,800          45,850
 *Shuffle Master, Inc..................................        700           5,753
 *Sierra Health Services, Inc..........................      2,700          25,313
 Sifco Industries, Inc.................................        500           3,438
 *Sight Resource Corp..................................        900           1,941
 *Sigma Designs, Inc...................................      1,900          12,914
 *Signal Technology Corp...............................        900           4,050
 *Signature Eyewear, Inc...............................        200             631
 *Silgan Holdings, Inc.................................      2,100          31,697
 *Silicon Storage Technology, Inc......................      2,400          63,375
 *Silicon Valley Bancshares............................      1,700          62,581
 *Silicon Valley Group, Inc............................      4,000          57,375
                                                            SHARES           VALUE+
                                                            ------           ------
 *Silverleaf Resorts, Inc..............................      1,300     $     9,506
 *Simon Transportation Services, Inc...................        300           1,706
 Simpson Industries, Inc...............................      1,800          18,956
 *#Simula, Inc.........................................        900           5,119
 *Sipex Corp...........................................      1,800          24,919
 *Sirena Apparel Group, Inc............................        300               0
 *#Sirius Satellite Radio, Inc.........................      2,300          61,884
 *Sitel Corp...........................................      8,100          48,094
 *Sizzler International, Inc...........................      3,500           8,750
 Sky Financial Group, Inc..............................        532          12,352
 Skyline Corp..........................................      1,100          27,294
 *#SkyMall, Inc........................................        900           9,338
 Skywest, Inc..........................................      2,500          61,406
 Smart & Final Food, Inc...............................      2,600          17,875
 *Smart Modular Technologies, Inc......................      2,300          96,600
 Smith (A.O.) Corp.....................................      1,500          33,000
 *Smithway Motor Express Corp.
   Class A.............................................        400           1,763
 Smucker (J.M.) Co. Class A............................      1,400          28,175
 Smucker (J.M.) Co. Class B............................      1,500          24,750
 *Softnet Systems, Inc.................................      1,600          49,250
 *Software Spectrum, Inc...............................        500           5,469
 *Sola International, Inc..............................      3,000          42,750
 *Sonic Automotive, Inc................................      2,800          25,200
 *Sonic Corp...........................................      1,900          51,359
 *Sonic Solutions......................................      1,100           3,163
 *Sonus Pharmaceuticals, Inc...........................        500           1,172
 *Sound Advice, Inc....................................        200           1,963
 *#Source Media, Inc...................................      1,500          25,781
 South Jersey Industries, Inc..........................      1,100          32,244
 *Southern Energy Homes, Inc...........................      1,100           2,509
 *Southern Union Co....................................      3,573          68,780
 *Southwall Technologies, Inc..........................        400           1,744
 *Southwest Bancorporation of Texas, Inc...............      3,400          63,963
 Southwest Securities Group, Inc.......................      1,400          39,725
 Southwest Water Co....................................        300           5,006
 Southwestern Energy Co................................      2,500          18,594
 Sovereign Bancorp, Inc................................      1,600          14,175
 *Spacehab, Inc........................................        600           2,981
 *Spacelabs Medical, Inc...............................        900          12,544
 Spartan Motors, Inc...................................      1,100           4,606
 *Sparton Corp.........................................        700           3,325
 *Spatial Technology, Inc..............................        800           3,300
 *Specialty Care Network, Inc..........................        500           1,484
 *Specialty Equipment Co., Inc.........................      1,900          42,038
 *SpectraLink Corp.....................................      1,700          17,903
 *Spectranetics Corp...................................      2,300          10,602
 *Spectra-Physics Laser, Inc...........................      1,400          19,819
 *Spectrian Corp.......................................        900          24,441
 *Spectrum Control, Inc................................      1,000          10,781
 *SpectRx, Inc.........................................        700           8,138
 *SpeedFam-IPEC, Inc...................................      3,552          41,958
 *Speizman Industries, Inc.............................        200           1,025
 *Splash Technology Holdings, Inc......................        700           4,977
 *Sport Supply Group, Inc..............................        500           3,188
 *Sports Authority, Inc................................      2,900           6,163
 *SportsLine USA, Inc..................................      2,300         110,041
 *Sportsman's Guide, Inc...............................        200             644
 Springs Industries, Inc. Class A......................      1,000          40,000
 *Spyglass, Inc........................................      2,000          56,938
 St. Francis Capital Corp..............................      1,000          20,031

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 St. Joseph Light & Power Co...........................        300     $     6,281
 St. Mary Land & Exploration Co........................        700          14,809
 *Staar Surgical Co....................................      1,000           9,938
 *Staff Leasing, Inc...................................      2,200          18,425
 *Staffmark, Inc.......................................      2,600          20,678
 *Stage Stores, Inc....................................      3,200          10,200
 *Standard Automotive Corp.............................        600           5,400
 Standard Commercial Corp..............................      1,200           4,650
 *Standard Management Corp.............................        800           4,825
 *Standard Microsystems Corp...........................      1,400          17,106
 Standard Motor Products, Inc.
   Class A.............................................      1,300          23,806
 Standard Pacific Corp. DE.............................      3,500          38,500
 *Standard Register Co.................................      2,400          50,550
 Standex International Corp............................      1,000          21,125
 *Stanford Telecommunications, Inc.....................        500          17,047
 *Stanley Furniture, Inc...............................        600          12,225
 *Star Buffet, Inc.....................................        200             838
 Starrett (L.S.) Co. Class A...........................        500          11,906
 *Startec Global Communications Corp...................        900          18,084
 *StarTek, Inc.........................................      1,700          38,994
 *#Starter Corp........................................        800              72
 State Auto Financial Corp.............................      4,900          47,316
 State Financial Services Corp.
   Class A.............................................        800          12,650
 *Statewide Financial Corp.............................        500          11,875
 *Station Casinos, Inc.................................      2,800          67,200
 Steel Technologies, Inc...............................      1,100          12,341
 *Stein Mart, Inc......................................      5,400          32,653
 *Steinway Musical Instruments, Inc....................        900          18,000
 Stepan Co.............................................        600          14,213
 *Stericycle, Inc......................................      1,200          20,925
 Sterling Bancorp......................................        600          11,250
 Sterling Bancshares...................................      2,900          37,066
 *#Sterling Vision, Inc................................      1,500           3,023
 Stewart & Stevenson Services, Inc.....................      2,200          26,263
 Stewart Enterprises, Inc..............................     13,000          66,422
 Stewart Information Services Corp.....................      1,200          16,200
 Stifel Financial Corp.................................        700           7,263
 Stone & Webster, Inc..................................      1,300          21,288
 *Stone Energy Corp....................................        500          19,469
 *Stoneridge, Inc......................................      2,500          33,750
 *Strategic Diagnostics, Inc...........................      1,200           9,375
 *Strattec Security Corp...............................        200           7,000
 #Strayer Ed, Inc......................................      1,200          24,713
 Stride Rite Corp......................................      4,600          29,325
 *Structural Dynamics Research Corp....................      3,600          38,363
 Sturm Ruger & Co., Inc................................      3,200          28,800
 *Styleclick.com, Inc..................................        300           4,331
 *Suburban Lodges of America, Inc......................        600           3,469
 *Success Bancshares, Inc..............................        100           1,175
 *Successories, Inc....................................        500           1,344
 *Summa Industries, Inc................................        500           6,156
 Summit Bancorp........................................        540          17,618
 *Summit Design, Inc...................................      1,600           4,900
 *Summit Technology, Inc...............................      1,700          32,619
 *Sun Bancorp, Inc.....................................      1,000          11,406
 *Sun Microsystems.....................................        600          79,331
 *#Sunbeam Corp........................................      9,600          47,400
 *Sunglass Hut International, Inc......................      5,500          67,203
 *Sunquest Information Systems, Inc....................      1,100          14,988
 *Sunrise Medical, Inc.................................      2,700          16,200
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sunrise Resources, Inc...............................        700     $     3,577
 *#Sunrise Technologies International, Inc.............      5,500          57,234
 *#SunSource, Inc......................................        700           3,456
 *Sunterra Corp........................................      3,600          38,700
 *Superconductor Technologies, Inc.....................        400           1,188
 *#Supergen, Inc.......................................      2,300          76,763
 *Superior Consultant Holdings Corp....................        800          11,650
 *Superior Energy Services, Inc........................      5,900          38,534
 *Superior National Insurance Group, Inc...............      1,800           5,456
 Superior Surgical Manufacturing Co., Inc..............        500           4,875
 Superior Telecom, Inc.................................      1,800          29,363
 *Supertex, Inc........................................      1,200          18,563
 *Supervalu, Inc.......................................         26             505
 *Suprema Specialties, Inc.............................        200           1,756
 *Supreme Industries, Inc..............................        850           6,379
 *SurModics, Inc.......................................        700          14,897
 Susquehanna Bancshares, Inc...........................      3,700          63,941
 *Swift Energy Corp....................................      1,800          20,025
 *Swiss Army Brands, Inc...............................        700           5,731
 *Sybase, Inc..........................................      4,100          66,241
 *Sylvan, Inc..........................................        600           5,588
 *Symix Systems, Inc...................................        800          10,075
 *Symmetricom, Inc.....................................      1,500          11,156
 *Symons International Group, Inc......................      1,000           1,359
 *Symphonix Devices, Inc...............................      1,300           4,042
 *Syms Corp............................................      1,000           6,063
 Synalloy Corp. DE.....................................        300           2,156
 *Synaptic Pharmaceutical Corp.........................      1,100           5,019
 *Synbiotics Corp......................................        500           1,133
 *Syncor International Corp. DE........................      1,200          33,600
 *Syntel, Inc..........................................      4,200          52,369
 *Synthetech, Inc......................................      1,700           6,163
 *Syntroleum Corp......................................      3,200          31,550
 *System Software Associates, Inc......................        350             766
 *Systemax, Inc........................................      3,600          34,875
 *Systems & Computer Technology Corp...................      3,800          54,269
 *#T-HQ, Inc...........................................        900          48,263
 *T-Netix, Inc.........................................        800           3,150
 *TALK.com, Inc........................................      5,500          92,641
 *TALX Corp............................................        600           8,063
 *TBA Entertainment Corp...............................        200             838
 *TBC Corp.............................................      1,900          11,222
 TCBY Enterprises, Inc.................................      1,700           6,800
 *TCSI Corp............................................        700           1,313
 *TESSCO Technologies, Inc.............................        200           3,963
 TJ International, Inc.................................      1,200          49,988
 *TMP Worldwide, Inc...................................         66           6,256
 *TRC Companies, Inc...................................        600           4,725
 *#TREEV, Inc..........................................      1,300           4,144
 *TRM Copy Centers Corp................................        400           2,275
 *TRO Learning, Inc....................................        600           3,806
 *TSI International, Inc...............................      2,000          87,125
 TSI, Inc. MN..........................................      1,200          13,913
 *TSR, Inc.............................................        300           2,292
 Tab Products Co. DE...................................        500           3,813
 *Taco Cabana, Inc.....................................      1,200          10,388
 *Tag-It Pacific, Inc..................................        800           3,800
 *Take Two Interactive Software........................      2,100          26,972

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tandy Brand Accessories, Inc.........................        300     $     3,909
 Tandy Corp............................................        121           9,272
 *Tandy Crafts, Inc....................................      1,200           3,975
 *Targeted Genetics Corp...............................      1,000           2,656
 *#Tarrant Apparel Group...............................      1,000          11,250
 Tasty Baking Co.......................................        700           6,694
 *Techne Corp..........................................      1,400          67,944
 *Technisource, Inc....................................        600           2,513
 Technitrol, Inc.......................................      1,300          55,738
 *Technology Solutions Corp............................      3,800         104,263
 *Tech-Sym Corp........................................        200           3,775
 *Tegal Corp...........................................      1,000           3,234
 Tejon Ranch Co........................................      1,300          31,281
 *Tekelec..............................................      4,400          78,375
 *Telcom Semiconductor, Inc............................      1,300          14,056
 *Telescan, Inc........................................      1,500          40,453
 *Telescape International, Inc.........................        300           2,831
 *Teletech Holdings, Inc...............................      2,900          60,175
 *Teltrend, Inc........................................        300           6,281
 Telxon Corp...........................................      1,500          23,672
 *Template Software, Inc...............................        500           4,750
 *#Tera Computer Co....................................      2,900          10,784
 *Terex Corp...........................................        600          16,800
 Terra Industries, Inc.................................      2,700           5,569
 *Tesoro Petroleum Corp................................      3,200          38,400
 *Tesseract Group, Inc.................................        500             938
 *Tetra Tech, Inc......................................      3,850          43,914
 *Tetra Technologies, Inc..............................      1,400          10,850
 *Texas Biotechnology Corp.............................      3,800          16,150
 Texas Industries, Inc.................................      1,900          68,875
 Texas Instruments, Inc................................        652          62,633
 Texas Regional Banchshares, Inc. Class A..............      1,600          44,350
 The Dexter Corp.......................................      1,500          54,188
 *Theragenics Corp.....................................      2,400          22,950
 *Thermedics, Inc......................................      3,800          21,613
 *Thermo Bioanalysis Corp..............................      1,800          31,725
 *Thermo Cardiosystems, Inc............................      4,600          31,913
 *Thermo Ecotek Corp...................................      1,000           7,375
 *#Thermo Fibertek, Inc................................      4,300          30,369
 *Thermo Optek Corp....................................      1,100          11,069
 *Thermo Sentron, Inc..................................        800          11,850
 *Thermo Vision Corp...................................        900           6,188
 *#Thermolase Corp.....................................      1,200           2,475
 *ThermoQuest Corp.....................................      2,500          25,781
 *Thermotrex Corp......................................        700           5,688
 *Thistle Group Holdings Co............................        800           6,025
 *Thomas Group, Inc....................................        500           4,063
 Thomas Industries, Inc................................      1,900          30,638
 Thor Industries, Inc..................................      1,200          33,525
 *Thoratec Laboratories Corp...........................      1,800          14,288
 *Three-Five Systems, Inc..............................      1,100          46,750
 *Tier Technologies, Inc. Class B......................      1,000           7,219
 Timberland Bancorp, Inc...............................        400           4,713
 Timberline Software Corp..............................      1,200          16,313
 *Titan Corp...........................................      3,700         100,131
 *Titan Exploration, Inc...............................      4,500          16,031
 Titan International, Inc..............................        600           3,975
 *Titan Pharmaceuticals, Inc...........................      1,700          24,438
 Titanium Metals Corp..................................      3,800          20,663
 *Todd Shipyards Corp..................................        800           7,000
 Todd-AO Corp. Class A.................................        700          12,425
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tokheim Corp.........................................      1,000     $     3,188
 *Toll Brothers, Inc...................................      4,000          71,500
 *Tollgrade Communications, Inc........................        300           8,494
 *Topps, Inc...........................................      4,200          47,906
 *Toreador Royalty Corp................................        500           2,250
 Toro Co...............................................      1,200          38,925
 *Total Entertainment Restaurant Corp..................        500             852
 *Total Renal Care Holdings, Inc.......................      8,400          59,850
 *Towne Services, Inc..................................      3,000           6,656
 *#Toymax International, Inc...........................      1,000           7,438
 *Track Data Corp......................................      2,400          14,850
 *Tractor Supply Co....................................        700          11,900
 *Trammell Crow Co.....................................      4,300          52,675
 *#Trans World Airlines, Inc...........................      5,900          19,175
 *Trans World Entertainment Corp.......................      5,800          63,800
 *Transact Technologies, Inc...........................        600           4,425
 *Transaction Network Services, Inc....................        900          41,288
 *Transcoastal Marine Services, Inc....................      1,100           3,558
 *#Transkaryotic Therapies, Inc........................        600          27,544
 *Transmation, Inc.....................................        300             609
 *Transmedia Network, Inc..............................      1,200           3,000
 *Transmontaigne Oil Co................................      1,500          10,125
 *Transportation Components, Inc.......................      1,300           3,575
 *Transportation Technologies Industries, Inc..........      1,100          14,747
 Transpro, Inc.........................................        600           3,975
 Transtechnology Corp..................................        600           5,250
 *#Transtexas Gas Corp.................................        300              60
 *Transworld Healthcare, Inc...........................        900           1,969
 *Travel Services International, Inc...................      1,500          15,047
 Tremont Corp. DE......................................        600           9,563
 *Trendwest Resorts, Inc...............................      1,500          31,125
 Trenwick Group, Inc...................................      2,025          41,133
 *Trex Medical Corp....................................      3,200           8,800
 *Triad Guaranty, Inc..................................      1,100          24,991
 Triangle Bancorp, Inc.................................      2,500          50,938
 *Triangle Pharmaceuticals, Inc........................      3,800          74,694
 *Triarc Companies, Inc. Class A.......................      2,000          38,875
 Trico Bancshares......................................        300           6,216
 *Trico Marine Services, Inc...........................      2,800          20,913
 *Trident Microsystems, Inc............................      1,200          12,563
 Trigen Energy Corp....................................      1,100          17,944
 *Trimble Navigation, Ltd..............................      2,300          38,741
 *Trimeris, Inc........................................      1,400          29,794
 *TriPath Imaging, Inc.................................      2,111          13,853
 *Tripos, Inc..........................................        200           1,991
 *Triquint Semiconductor, Inc..........................        600          51,188
 *Tristar Aerospace Co.................................      1,700          16,044
 *Triumph Group........................................        600          14,588
 *Tropical Sportswear International Corp...............        700          12,644
 *Trump Hotels & Casino Resorts, Inc...................      2,200           8,525
 Trust Co. of New Jersey...............................      2,400          52,800
 Trustco Bank Corp. NY.................................      3,000          43,594
 *Tuboscope Vetco International, Inc...................      4,000          57,000
 *#TurboChef Technologies, Inc.........................      1,100           7,356
 Tuscarora, Inc........................................        900          10,913
 *Twinlab Corp.........................................      3,500          34,125
 Tyco International, Ltd...............................        971          38,901
 *Tyler Technologies, Inc..............................      3,900          16,088
 U.S. Bancorp, Inc.....................................      1,200          15,075
 *U.S. Home & Garden, Inc..............................      1,000           2,359

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *U.S. Office Products, Co.............................      3,700     $    13,644
 *UCBH Holdings, Inc...................................        900          19,491
 *URS Corp.............................................      1,600          31,200
 *US Can Corp..........................................      1,100          19,663
 *US LEC Corp..........................................        600          15,956
 *US Liquids, Inc......................................      1,100           8,731
 *US Oncology, Inc.....................................      6,214          29,614
 *US Xpress Enterprises, Inc. Class A..................      1,100           7,941
 *USA Detergents, Inc..................................      1,400           5,994
 *USA Floral Products, Inc.............................      1,500           4,266
 *USA Truck, Inc.......................................        900           7,791
 *USData Corp..........................................      1,000           9,688
 *UTI Energy Corp......................................      1,500          30,375
 *Ubics, Inc...........................................        300             778
 *#uBid, Inc...........................................        493          19,443
 *Ugly Duckling Corp...................................      1,600          11,900
 *Ultimate Electronics, Inc............................      1,100          25,747
 *Ultimate Software Group, Inc.........................        100           1,091
 *Ultrak, Inc..........................................      1,300           6,094
 *Ultralife Batteries, Inc.............................      1,200           7,275
 *Ultratech Stepper, Inc...............................      2,400          45,375
 Umpqua Holdings Corp..................................        800           7,175
 Unico American Corp...................................        300           2,063
 *UniComp, Inc.........................................        800           3,000
 *Unifab International, Inc............................        500           3,016
 Unifirst Corp.........................................        500           7,594
 *Unify Corp...........................................        800          39,675
 *Union Acceptance Corp. Class A.......................        200           1,469
 *Unique Mobility, Inc.................................      1,700           5,844
 *Uniroyal Technology Corp.............................      1,200          20,025
 *Unisource Energy Corp................................      1,000          11,250
 *Unit Corp............................................      3,400          19,550
 *United Auto Group, Inc...............................      2,100          18,900
 United Community Financial Corp.......................      2,900          31,175
 United Industrial Corp................................      1,200          10,425
 United National Bancorp...............................      1,590          34,881
 *United Natural Foods, Inc............................      1,500          12,656
 *United Payors & United Providors, Inc................      1,700          27,306
 *United Retail Group, Inc.............................      1,000           9,234
 *United Road Services, Inc............................      1,600           3,025
 *United States Energy Corp............................        400           1,550
 *United States Home Corp..............................      1,100          28,325
 United Wisconsin Services, Inc........................      1,700           9,138
 *Universal American Financial Corp....................      1,000           4,250
 *Universal Electronics, Inc...........................        300          11,344
 Universal Forest Products, Inc........................      2,100          32,484
 *Universal Stainless & Alloy Products, Inc............        300           1,130
 *Urban Outfitters, Inc................................      1,600          32,350
 *Urocor, Inc..........................................        900           3,052
 *Urologix, Inc........................................      1,300           6,622
 *Ursus Telecom Corp...................................        500           9,031
 *Utah Medical, Inc....................................        500           3,406
 *#V-ONE Corp..........................................        600           8,081
 *V.I. Technologies, Inc...............................      2,600          15,681
 *VDI Media............................................        800          10,550
 *VISTA Information Solutions, Inc.....................      1,800           5,344
 VRB Bancorp...........................................        700           4,484
 *VTEL Corp............................................      2,700           9,703
 *#Vail Resorts, Inc...................................        400           6,875
 *Valence Technology, Inc..............................      2,800          25,506
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Valentis, Inc.......................................      2,900     $    13,050
 *Vallen Corp..........................................        500          12,391
 Valley National Bancorp...............................        178           4,472
 *Valley National Gases, Inc...........................        500           1,688
 Valmont Industries, Inc...............................      2,200          38,775
 *Value City Department Stores, Inc....................      3,200          53,400
 *Valuevision International, Inc. Class A..............      2,100          94,434
 *Vans, Inc............................................      1,300          15,600
 *Vantive Corp.........................................      3,000          46,875
 *Varco International, Inc.............................      3,200          34,200
 *#Vari L Co., Inc.....................................        400           8,013
 *Varian Medical Systems, Inc..........................      3,100          80,988
 *Variflex, Inc........................................        300           1,875
 *Veeco Instruments, Inc...............................      1,300          53,625
 *Venator Group, Inc...................................     67,000         460,625
 *#Ventana Medical Systems, Inc........................      1,100          23,753
 Ventas, Inc...........................................        500           2,469
 *Veramark Technologies, Inc...........................        400           4,788
 *Verilink Corp........................................      1,500           4,945
 *Veritas DGC, Inc.....................................      2,100          30,581
 *Verity, Inc..........................................        600          62,081
 *#Vertel Corp.........................................      2,500           4,688
 *Vertex Communications Corp...........................        300           6,375
 *Vertex Pharmaceuticals, Inc..........................      1,800          47,756
 Vesta Insurance Group, Inc............................      1,700           6,694
 *Vestcom International, Inc...........................      1,000           3,500
 *Veterinary Centers of America, Inc...................      1,700          19,072
 *Viasat, Inc..........................................        900          23,316
 *Viasoft, Inc.........................................        900           5,555
 *Viatel, Inc..........................................        700          29,225
 *Vical, Inc...........................................      1,800          39,038
 *Vicon Industries, Inc................................        300           1,763
 *Vicor Corp...........................................      1,000          32,375
 *Vicorp Restaurants, Inc..............................        800          14,050
 *Vidamed, Inc.........................................      1,800           3,769
 Vintage Petroleum, Inc................................      4,500          48,094
 Virco Manufacturing Corp..............................      1,050          14,306
 *Virtualfund.Com, Inc.................................      1,600           3,300
 *Vision Twenty-One, Inc...............................      1,900           8,075
 *VisionAmerica, Inc...................................        800           2,350
 *Vista Eyecare, Inc...................................      1,500           1,781
 Vital Signs, Inc......................................      1,100          25,713
 *#Vitech America, Inc.................................      1,200           9,131
 *Vivid Technologies, Inc..............................        500           2,961
 *#Vivus, Inc..........................................      2,900           6,480
 *Vlasic Foods International, Inc......................      4,800          37,200
 *Volt Information Sciences, Inc.......................      1,400          31,238
 *Vysis, Inc...........................................        400           1,281
 WD-40 Co..............................................      1,600          37,250
 WFS Financial, Inc....................................      2,500          55,703
 *#WHX Corp............................................      1,400          12,425
 *WLR Foods, Inc.......................................      1,200           6,825
 *WMS Industries, Inc..................................      3,000          34,125
 *WPI Group, Inc.......................................        300             816
 Wabash National Corp..................................      2,300          33,781
 Wackenhut Corp. Class B Non-Voting....................      1,000          10,125
 *Wackenhut Corrections Corp...........................      2,500          30,156
 *Walker Interactive Systems, Inc......................      1,300           7,597
 *Wall Street Deli, Inc................................        100             138
 Walter Industries, Inc................................      5,100          54,188
 *Warrantech Corp......................................        800             800
 Warren Bancorp, Inc...................................        700           5,709

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Warwick Community Bancorp, Inc.......................        600     $     6,225
 *Washington Homes, Inc................................        700           3,719
 Washington Mutual, Inc................................        285           8,265
 *Waste Connections, Inc...............................      1,800          23,794
 *Waste Industries, Inc................................      1,000          12,906
 *Waterlink, Inc.......................................      1,000           3,125
 Watkins-Johnson Co....................................        500          19,406
 Watsco, Inc. Class A..................................      2,700          29,363
 Watts Industries, Inc. Class A........................      1,500          20,906
 Wausau-Mosinee Paper Corp.............................      2,600          34,450
 *Wave Technologies International, Inc.................        200             625
 *#Wavo Corp...........................................      2,900          11,555
 *Webb (Del) Corp......................................      1,500          34,313
 *Webhire, Inc.........................................        700           6,038
 *Weider Nutrition International, Inc..................        900           3,038
 *Weirton Steel Corp...................................      2,900           9,244
 Wellman, Inc..........................................      3,100          49,406
 *Wells-Gardner Electronics Corp.......................        500           1,563
 Wesbanco, Inc.........................................      1,800          41,288
 *Wesley Jessen Vision Care, Inc.......................      1,400          40,294
 West Coast Bancorp....................................        990          14,633
 *West Marine, Inc.....................................      1,900          16,209
 West Pharmaceutical Services, Inc.....................      1,200          41,925
 *West Teleservices Corp...............................      5,100          87,338
 *Westaff, Inc.........................................      1,400           9,778
 Westcorp, Inc.........................................      2,900          42,594
 *Westell Technologies, Inc............................      1,600          14,525
 *#Western Digital Corp................................      9,100          35,831
 Western Ohio Financial Corp...........................        100           1,784
 *Western Water Co.....................................        400             538
 Westinghouse Air Brake Co.............................      1,782          32,299
 *Wet Seal, Inc. Class A...............................      1,000          13,594
 *White Cap Industries, Inc............................        900          12,909
 *White Electronics Designs Corp.......................        600           2,138
 *White Pine Software, Inc.............................      1,000          16,125
 *Whitehall Jewellers, Inc.............................      1,100          34,719
 *Whitman Education Group, Inc.........................        900           1,969
 *Wickes Lumber Co.....................................        400           2,031
 *#Wild Oats Markets, Inc..............................      1,300          46,475
 *Williams Clayton Energy, Inc.........................      1,100          16,294
 *Willis Lease Finance Corp............................        500           3,281
 *Wilmar Industries, Inc...............................      1,200          16,425
 *Wilshire Oil Co. of Texas............................        800           3,100
 *Wilsons The Leather Experts, Inc.....................      1,100          20,144
 *Wind River Systems, Inc..............................      3,200         110,500
 *Windmere Corp........................................      1,800          25,763
 Winnebago Industries, Inc.............................      2,500          47,188
 Wiser Oil Co..........................................        800           2,250
 Wolohan Lumber Co.....................................        500           6,109
 *Wolverine Tube, Inc..................................      1,100          16,706
 Wolverine World Wide, Inc.............................      4,900          53,594
 Woodhead Industries, Inc..............................      1,100          14,575
 Woodward Governor Co..................................        700          18,878
 *Workflow Management, Inc.............................      1,400          32,988
 *World Acceptance Corp................................      1,500           7,359
 *World Access, Inc....................................      4,500          68,344
 World Fuel Services Corp..............................      1,500          12,000
 *#Worldtalk Communications Corp.......................        200           1,775
                                                            SHARES           VALUE+
                                                            ------           ------
 Wynns International, Inc..............................      1,700     $    25,713
 X-Rite, Inc...........................................      2,100          13,978
 *Xceed, Inc...........................................      1,800          47,419
 *Xetel Corp...........................................        300             558
 *Xicor, Inc...........................................      1,600          15,250
 *Xionics Document Technologies, Inc...................      1,000           7,406
 *Xircom, Inc..........................................      1,000          52,469
 *Xoma, Ltd............................................      4,700          13,953
 *Xtra Corp............................................        600          24,000
 Yankee Energy Systems, Inc............................        600          25,613
 Yardville National Bancorp............................        300           3,600
 *Yellow Corp..........................................      2,000          33,750
 York Financial Corp...................................        735           9,325
 York Group, Inc.......................................        500           2,133
 *York Research Corp...................................        700           2,581
 *Young Broadcasting, Inc. Class A.....................      1,400          56,219
 *Zamba Corporation....................................      3,300          17,016
 Zap.com Corp..........................................         34              76
 *Zapata Corp..........................................      1,700           9,244
 *Zemex Corp...........................................        800           6,500
 Zenith National Insurance Corp........................      1,400          29,050
 *#ZixIt Corp..........................................      1,500          64,500
 *Zoll Medical Corp....................................        300          10,294
 *#Zoltek Companies, Inc...............................      1,800          20,869
 *Zoran Corp...........................................      1,000          39,875
 *Zygo Corp............................................      1,000          19,313
 *Zymetx, Inc..........................................        200             422
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $58,585,512)...................................                 66,346,988
                                                                       -----------


                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Franklin Covey Co. Rights 11/30/99...................      2,000               0
 *Skyepharma P.L.C. Contingent Payment Rights..........      1,100               0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          0
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (7.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $5,562,400) to be
   repurchased at $5,474,806.
   (Cost $5,474,000)...................................    $ 5,474       5,474,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $64,059,512)++.....                $71,820,988
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $64,080,302.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. 9-10 Small Company Series of The DFA
  Investment Trust Company..................................  138,553,073       $1,323,181,847
                                                                                --------------
    Total Investments (100%) (Cost $956,551,186)++..........                    $1,323,181,847
                                                                                ==============

--------------
++The cost for federal income tax purposes is $997,903,225.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (96.8%)
 AMB Property Corp.....................................     108,500    $  2,170,000
 AMLI Residential Properties Trust.....................      20,100         428,381
 Acadia Realty Trust...................................      30,100         142,975
 Aegis Realty, Inc.....................................       9,600          89,400
 Agree Realty Corp.....................................       5,400          78,637
 *Alexander's, Inc.....................................       6,000         444,000
 Alexandria Real Estate Equities, Inc..................      17,000         498,312
 American Industrial Properties........................      26,600         332,500
 American Realty Trust, Inc............................      14,000         238,000
 Apartment Investment & Management Co. Class A.........      78,646       2,924,648
 Archstone Communities Trust...........................     170,700       3,424,669
 Arden Realty Group, Inc...............................      78,700       1,514,975
 Asset Investors Corp..................................       4,800          62,700
 Associated Estates Realty Corp........................      26,700         198,581
 AvalonBay Communities, Inc............................      81,600       2,641,800
 BRE Properties, Inc. Class A..........................      55,200       1,269,600
 Banyan Strategic Realty Trust.........................      16,700          98,634
 Bedford Property Investors, Inc.......................      27,050         463,231
 Boddie-Noell Properties, Inc..........................       7,400          68,450
 Boston Properties, Inc................................      83,900       2,375,419
 Boykin Lodging Trust, Inc.............................      21,400         263,487
 Bradley Real Estate, Inc..............................      29,800         536,400
 Brandywine Realty Trust...............................      47,100         791,869
 Burnham Pacific Properties, Inc.......................      39,700         389,556
 CBL & Associates Properties, Inc......................      30,600         667,462
 Cabot Industrial Trust................................      54,300         997,762
 Camden Property Trust.................................      51,100       1,366,925
 Capital Automotive REIT...............................      26,700         362,953
 Captec Net Lease Realty, Inc..........................      11,900         125,322
 Carramerica Realty Corp...............................      78,800       1,635,100
 Center Trust, Inc.....................................      33,900         347,475
 Centerpoint Properties Corp...........................      23,000         799,250
 Chateau Communities, Inc..............................      34,500         897,000
 Chelsea GCA Realty, Inc...............................      19,600         606,375
 Colonial Properties Trust.............................      30,800         758,450
 Commercial Net Lease Realty, Inc......................      37,600         404,200
 Continental Mortgage & Equity Trust...................       2,700          40,500
 Cornerstone Properties, Inc...........................     156,400       2,160,275
 Cornerstone Realty Income Trust, Inc..................      48,300         489,037
 Corporate Office Properties Trust.....................      20,900         161,975
 #Cousins Properties, Inc..............................      39,000       1,345,500
 Crescent Real Estate Equities, Inc....................     149,300       2,528,769
 Crown American Realty Trust...........................      32,600         207,825
 Developers Diversified Realty Corp....................      74,400       1,036,950
 Duke Realty Investments, Inc..........................     145,600       2,693,600
 Eastgroup Properties, Inc.............................      20,000         347,500
 Entertainment Properties Trust........................      18,700         245,437
 Equity Inns, Inc......................................      45,200         319,225
 Equity Office Properties Trust........................     307,262       6,740,560
 Equity Residential Properties Corp....................     157,900       6,345,606
 Essex Property Trust..................................      23,200         752,550
 Federal Realty Investment Trust.......................      48,900         880,200
 Felcor Lodging Trust, Inc.............................      84,800       1,441,600
 First Industrial Realty Trust, Inc....................      46,200       1,178,100
 First Union Real Estate Equity & Mortgage
   Investments.........................................      54,800         280,850
                                                               SHARES        VALUE+
                                                               ------        ------

 First Washington Realty Trust, Inc....................      11,700    $    209,137
 Franchise Financial Corp..............................      67,900       1,510,775
 Franklin Select Realty Trust Class A..................      14,800         105,450
 Gables Residential Trust..............................      31,800         755,250
 General Growth Properties.............................      64,300       1,924,981
 Glenborough Realty Trust, Inc.........................      38,000         498,750
 Glimcher Realty Trust.................................      29,600         421,800
 Golf Trust America, Inc...............................       9,400         159,800
 Great Lakes Reit, Inc.................................      20,200         294,162
 Grove Property Trust..................................      10,900         141,700
 *HMG Courtland Properties, Inc........................       1,100           4,469
 Highwood Properties, Inc..............................      74,900       1,647,800
 Home Properties of New York, Inc......................      23,000         589,375
 Hospitality Properties Trust..........................      68,400       1,265,400
 *Host Funding, Inc....................................       1,100           2,887
 Humphrey Hospitality Trust............................      19,800         127,462
 IRT Property Co.......................................      40,300         314,844
 Income Opportunity Realty Investors, Inc..............       1,400           7,875
 Innkeepers USA Trust..................................      43,200         340,200
 *Interstate Hotels Corp...............................       7,760          27,160
 JDN Realty Corp.......................................      40,300         662,431
 JP Realty, Inc........................................      21,400         365,137
 Jameson Inns, Inc.....................................      13,300         110,348
 Keystone Property Trust...............................       7,500         115,312
 Kilroy Realty Corp....................................      33,600         638,400
 Kimco Realty Corp.....................................      73,700       2,450,525
 Koger Equity, Inc.....................................      34,300         538,081
 Konover Property Trust, Inc...........................      38,700         229,781
 Kranzco Realty Trust, Inc.............................      13,200         101,475
 Lasalle Hotel Properties Trust........................      18,500         219,688
 Lexington Corporate Properties Trust..................      20,800         219,700
 Liberty Property Trust................................      80,900       1,845,531
 MGI Properties........................................      16,800         102,900
 Macerich Co...........................................      41,300         820,838
 Mack-California Realty Corp...........................      73,300       1,809,594
 Malan Realty Investors, Inc...........................       6,500          89,375
 Manufactured Home Communities, Inc....................      31,600         748,525
 Meristar Hospitality Corp.............................      58,000         899,000
 Mid-America Apartment Communities, Inc................      23,100         512,531
 Mid-Atlantic Realty Trust.............................      16,300         165,038
 Mills Corp............................................      29,000         489,375
 Monmouth Real Estate Investment Corp. Class A.........       8,800          44,825
 National Golf Properties, Inc.........................      15,700         328,719
 New Plan Excel Realty Trust, Inc......................     107,700       1,750,125
 One Liberty Properties, Inc...........................       3,500          45,938
 PS Business Parks, Inc................................      29,500         641,625
 Pacific Gulf Properties, Inc..........................      24,500         493,063
 Pan Pacific Retail Properties, Inc....................      27,200         462,400
 Parkway Properties, Inc...............................      12,400         370,450
 Pennsylvania Real Estate Investment Trust.............      16,100         274,706
 Philips International Realty Corp.....................       8,600         140,825
 Post Properties, Inc..................................      47,900       1,826,188
 Prentiss Properties Trust.............................      47,200         955,800

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Prime Group Realty Trust..............................      18,400    $    258,750
 Prime Retail, Inc.....................................      52,500         334,688
 Prologis Trust........................................     197,300       3,588,394
 *Property Capital Trust, Inc..........................         155             121
 Public Storage, Inc...................................     156,900       3,579,281
 RFS Hotel Investors, Inc..............................      30,300         337,088
 Ramco-Gershenson Properties Trust.....................       9,000         117,000
 Realty Income Corp....................................      32,600         711,088
 Reckson Associates Realty Corp........................      48,900         987,169
 Reckson Associates Realty Corp........................       9,801         204,596
 Regency Realty Corp...................................      73,700       1,492,425
 Roberts Realty Investment.............................       5,800          43,863
 Rouse Co..............................................      82,400       1,807,650
 SL Green Realty Corp..................................      29,600         597,550
 Saul Centers, Inc.....................................      16,400         243,950
 Shurgard Storage Centers, Inc. Class A................      36,100         805,481
 Simon Property Group, Inc.............................     210,900       4,916,606
 Sizeler Property Investors, Inc.......................       9,500          77,781
 Smith (Charles E.) Residential Realty, Inc............      23,500         763,750
 Sovran Self Storage, Inc..............................      15,500         310,000
 Spieker Properties, Inc...............................      77,100       2,698,500
 *Starwood Financial Inc...............................      32,775         589,950
 Starwood Hotels and Resorts Worldwide, Inc............       6,050         134,991
 Storage USA, Inc......................................      34,300         926,100
 Summit Properties, Inc................................      35,300         644,225
 Sun Communities, Inc..................................      22,200         674,325
 Tanger Factory Outlet Centers, Inc....................       9,800         211,925
 Tarragon Realty Investors, Inc........................       6,107          67,559
 Taubman Centers, Inc..................................      66,700         725,363
 Town & Country Trust..................................      19,300         338,956
 Transcontinental Realty Investors, Inc................       5,600          71,750
 U.S. Restaurant Properties, Inc.......................      18,900         281,138
 United Dominion Realty Trust, Inc.....................     129,100       1,395,894
 United Mobile Homes, Inc..............................       9,000          75,375
 Urban Shopping Centers, Inc...........................      21,500         554,969
 Urstadt Biddle Properties Class A.....................       5,100          38,888
 Urstadt Biddle Properties, Inc........................       7,000          50,750
                                                               SHARES        VALUE+
                                                               ------        ------

 Vornado Realty Trust..................................     110,400    $  3,484,500
 Walden Residential Properties, Inc....................      31,000         635,500
 Washington Real Estate Investment Trust...............      42,800         660,725
 Weingarten Realty Investors...........................      34,300       1,288,394
 Western Properties Trust..............................      21,100         208,363
 Westfield America, Inc................................      89,900       1,213,650
 Winston Hotels, Inc...................................      20,100         170,850
 *Wyndham International, Inc...........................     248,504         698,918
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $145,041,593)..................................                 129,446,872
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Wyndham International, Inc. Rights 12/08/99
   (Cost $0)...........................................     248,504               0
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $4,381,413) to be
   repurchased at $4,312,635.
   (Cost $4,312,000)...................................    $  4,312       4,312,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $149,353,593)++................................                $133,758,872
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $149,357,374.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (26.1%)
COMMON STOCKS -- (25.8%)
 Acom Co., Ltd.........................................       4,000    $    490,091
 Advantest Corp........................................       2,870         478,029
 Ajinomoto Co., Inc....................................      17,000         177,012
 *All Nippon Airways Co., Ltd..........................      24,000          76,332
 Alps Electric Co., Ltd................................       4,000          73,983
 Amada Co., Ltd........................................       7,000          39,732
 Aoyama Trading Co., Ltd...............................         900          21,402
 Arabian Oil Co., Ltd..................................       1,000          17,625
 Asahi Bank, Ltd.......................................      90,000         629,740
 Asahi Breweries, Ltd..................................      12,000         141,508
 Asahi Chemical Industry Co., Ltd......................      41,000         223,086
 Asahi Glass Co., Ltd..................................      33,000         265,137
 Asatsu-Dk, Inc........................................       1,200          57,543
 *Ashikaga Bank, Ltd...................................      12,000          25,835
 Autobacs Seven Co., Ltd...............................       1,000          38,753
 Bank of Fukuoka, Ltd..................................      15,000         113,764
 Bank of Tokyo-Mitsubishi, Ltd.........................     134,200       1,938,437
 Bank of Yokohama, Ltd.................................      32,000         144,992
 Bridgestone Corp......................................      24,000         591,868
 Brother Industries, Ltd...............................       6,000          15,266
 CSK Corp..............................................       1,600         222,342
 Canon, Inc............................................      25,000         733,963
 Casio Computer Co., Ltd...............................       6,000          40,867
 Chiba Bank, Ltd.......................................      16,000          85,649
 Chubu Electric Power Co., Ltd.........................      14,100         245,613
 Chugai Pharmaceutical Co., Ltd........................       5,000          54,362
 Chugoku Electric Power Co., Ltd.......................       6,600          97,529
 Citizen Watch Co., Ltd................................       7,000          42,883
 Cosmo Oil Co., Ltd....................................      15,000          23,487
 Credit Saison Co., Ltd................................       3,800          76,606
 Dai Nippon Ink & Chemicals, Inc.......................      16,000          60,596
 Dai Nippon Printing Co., Ltd..........................      20,000         347,409
 *Dai Nippon Printing Co., Ltd.........................       4,000          22,430
 Daicel Chemical Industries, Ltd.......................       7,000          20,688
 *Daiei, Inc...........................................      16,000          59,500
 Daifuku Co., Ltd......................................       3,000          15,384
 Dai-Ichi Pharmaceutical Co., Ltd......................       6,000          84,259
 Daikin Industries, Ltd................................       7,000          90,767
 Daimaru, Inc..........................................       5,000          17,126
 Daito Trust Construction Co., Ltd.....................       3,400          42,922
 Daiwa Bank, Ltd.......................................      76,000         256,593
 Daiwa House Industry Co., Ltd.........................      13,000         117,043
 *Daiwa Securities Co., Ltd............................      38,000         542,193
 Denki Kagaku Kogyo KK.................................      10,000          34,741
 Denso Corp............................................      26,000         561,041
 East Japan Railway Co.................................         115         675,246
 Ebara Corp............................................       7,000          79,121
 Elsai Co., Ltd........................................       7,000         154,817
 Fanuc, Ltd............................................       6,900         573,959
 Fuji Bank, Ltd........................................      99,000       1,183,911
 Fuji Photo Film Co., Ltd..............................      14,000         568,576
 Fujikura, Ltd.........................................       9,000          44,038
 Fujita Kanko, Inc.....................................       2,000          13,290
 Fujitsu, Ltd..........................................      55,000       1,948,426
 Furukawa Electric Co., Ltd............................      17,000         181,504
 Gunma Bank, Ltd.......................................      12,000          82,674
 Hankyu Corp...........................................      18,000          63,414
                                                               SHARES        VALUE+
                                                               ------        ------
 Hankyu Department Stores, Inc.........................       3,000    $     14,386
 *Hanwa Co., Ltd.......................................       2,000           2,290
 Higo Bank, Ltd........................................       5,000          21,921
 Hirose Electric Co., Ltd..............................       1,000         166,854
 *Hitachi Zosen Corp...................................      17,000          13,143
 Hitachi, Ltd..........................................      96,000       1,324,656
 *Hokuriku Bank, Ltd...................................      12,000          28,302
 Honda Motor Co., Ltd..................................      28,000       1,150,853
 House Foods Corp......................................       2,000          28,399
 Hoya Corp.............................................       3,000         217,253
 Inax Corp.............................................       6,000          35,524
 Industrial Bank of Japan..............................      76,120         896,143
 Isetan Co., Ltd.......................................       3,000          22,900
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      32,000          39,771
 *Itochu Corp..........................................      35,000         208,250
 Itoham Foods, Inc.....................................       5,000          22,361
 Ito-Yokado Co., Ltd...................................      12,000       1,291,774
 Japan Air Lines Co., Ltd..............................      47,000         149,944
 Japan Energy Corp.....................................      21,000          20,551
 Joyo Bank, Ltd........................................      22,000         101,404
 Jusco Co., Ltd........................................       8,000         152,586
 Kajima Corp...........................................      22,000          74,062
 Kamigumi Co., Ltd.....................................       5,000          21,285
 Kandenko Co., Ltd.....................................       3,000          15,795
 *Kanebo, Ltd..........................................      11,000          18,515
 Kaneka Corp...........................................      10,000         127,318
 Kansai Electric Power Co., Inc........................      28,200         539,797
 Kao Corp..............................................      18,000         533,738
 Katokichi Co., Ltd....................................       1,000          25,102
 Kawasaki Heavy Industries, Ltd........................      33,000          45,212
 Kawasaki Kisen Kaisha, Ltd............................      11,000          17,224
 Kawasaki Steel Corp...................................      81,000         166,463
 Keihin Electric Express Railway Co., Ltd..............      13,000          48,980
 *Kikkoman Corp........................................       3,000          23,076
 Kinden Corp...........................................       6,000          48,207
 Kinki Nippon Railway Co., Ltd.........................      43,000         178,842
 Kirin Brewery Co., Ltd................................      27,000         311,787
 Kissei Pharmaceutical Co., Ltd........................       1,000          16,754
 *Kobe Steel, Ltd......................................      42,000          32,059
 Kokuyo Co., Ltd.......................................       2,000          30,729
 Komatsu, Ltd..........................................      26,000         146,303
 Komori Corp...........................................       2,000          39,243
 Konami Co., Ltd.......................................       1,350         180,995
 Konica Corp...........................................       5,000          20,062
 Koyo Seiko Co.........................................       4,000          39,145
 Kubota Corp...........................................      40,000         156,579
 Kuraray Co., Ltd......................................       9,000         101,287
 Kurita Water Industries, Ltd..........................       3,000          57,249
 #Kyocera Corp.........................................       5,500         662,573
 Kyowa Exeo Corp.......................................       3,000          28,595
 Kyowa Hakko Kogyo Co., Ltd............................      11,000          75,461
 Kyushu Electric Power Co., Inc........................       8,500         123,193
 Lion Corp.............................................       5,000          19,181
 Makita Corp...........................................       4,000          36,405
 *Marubeni Corp........................................      40,000         155,404
 Marui Co., Ltd........................................       9,000         153,956

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Matsushita Communication Industrial Co., Ltd..........       1,000    $    191,809
 Matsushita Electric Industrial Co., Ltd...............      59,000       1,492,538
 Matsushita Electric Works, Ltd........................      14,000         134,951
 Meiji Milk Products Co., Ltd..........................       6,000          19,729
 Meiji Seika Kaisha, Ltd. Tokyo........................       9,000          59,011
 Meitec Corp...........................................       1,000          36,698
 Minebea Co., Ltd......................................      11,000         171,483
 Mitsubishi Chemical Corp..............................      60,000         247,786
 Mitsubishi Corp.......................................      45,000         392,376
 Mitsubishi Electric Corp..............................      62,000         367,686
 Mitsubishi Estate Co., Ltd............................      37,000         398,297
 Mitsubishi Gas Chemical Co., Inc......................       8,000          18,320
 Mitsubishi Heavy Industries, Ltd......................      90,000         291,530
 Mitsubishi Logistics Corp.............................       4,000          33,821
 *Mitsubishi Materials Corp............................      24,000          51,671
 Mitsubishi Rayon Co. Ltd..............................      15,000          37,138
 Mitsubishi Trust & Banking Corp.......................      37,000         427,264
 Mitsui & Co., Ltd.....................................      42,000         319,362
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      17,000          13,309
 Mitsui Fudosan Co., Ltd...............................      20,000         159,123
 Mitsui Marine & Fire Insurance Co., Ltd...............      22,000         123,149
 Mitsui Mining and Smelting Co., Ltd...................      14,000          73,298
 Mitsui O.S.K. Lines, Ltd..............................      28,000          51,514
 Mitsui Trust & Banking Co., Ltd.......................      41,000         126,388
 *Mitsukoshi, Ltd......................................      12,000          57,190
 Mori Seiki Co., Ltd...................................       2,000          27,401
 Murata Manufacturing Co., Ltd.........................       6,000         977,638
 Mycal Corp............................................       7,000          33,978
 NEC Corp..............................................      47,000       1,096,981
 NGK Insulators, Ltd...................................       9,000          70,460
 NGK Spark Plug Co., Ltd...............................       5,000          35,866
 *NKK Corp.............................................      63,000          49,939
 NSK, Ltd..............................................      14,000         119,059
 NTN Corp..............................................       7,000          24,319
 Nagoya Railroad Co., Ltd..............................      14,000          40,965
 Namco, Ltd............................................       1,500          87,635
 Nichido Fire and Marine Insurance Co., Ltd............      10,000          52,747
 *Nichiei Co., Ltd.....................................       1,000          24,465
 Nichirei Corp.........................................       7,000          19,523
 Nikko Securities Co., Ltd.............................      24,000         298,282
 Nikon Corp............................................      10,000         253,462
 Nintendo Co., Ltd., Kyoto.............................       4,000         657,631
 Nippon COMSYS Corp....................................       3,000          65,763
 *Nippon Credit Bank, Ltd..............................      26,000               0
 Nippon Express Co., Ltd...............................      31,000         178,989
 Nippon Fire and Marine Insurance Co., Ltd.............      13,000          44,654
 Nippon Meat Packers, Inc., Osaka......................       6,000          76,508
 Nippon Mitsubishi Oil Company.........................      39,000         172,129
 Nippon Paper Industries Co., Ltd......................      27,000         197,906
 Nippon Sheet Glass Co., Ltd...........................       8,000          46,347
 Nippon Shinpan Co., Ltd...............................       6,000          17,674
 Nippon Shokubai Co., Ltd..............................       4,000          18,398
 Nippon Steel Corp.....................................     196,000         441,161
 Nippon Telegraph & Telephone Corp.....................         918       8,220,089
 Nippon Yusen KK.......................................      30,000         121,251
 Nishimatsu Construction Co., Ltd......................       4,000          17,967
 *Nissan Motor Co., Ltd................................     114,000         529,921
                                                               SHARES        VALUE+
                                                               ------        ------
 Nisshin Flour Milling Co., Ltd........................       6,000    $     43,920
 *Nisshinbo Industries, Inc............................       5,000          25,248
 Nissin Food Products Co., Ltd.........................       3,000          74,571
 Nitto Denko Corp......................................       4,000         160,885
 Nomura Securities Co., Ltd............................      56,000         997,406
 Noritake Co., Ltd.....................................       4,000          17,224
 Obayashi Corp.........................................      17,000          87,175
 Odakyu Electric Railway Co., Ltd......................      13,000          42,492
 Oji Paper Co., Ltd....................................      27,000         173,068
 Okumura Corp..........................................       5,000          16,881
 Olympus Optical Co., Ltd..............................       6,000          65,176
 *Omron Corp...........................................       7,000         171,943
 Onward Kashiyama Co., Ltd.............................       4,000          53,198
 Orient Corp...........................................       7,000          22,675
 Oriental Land Co., Ltd................................       2,000         188,873
 Orix Corp.............................................       1,900         309,028
 Osaka Gas Co., Ltd....................................      67,000         180,310
 Pioneer Electronic....................................       4,000          89,054
 Promise Co., Ltd......................................       3,000         195,234
 *Q.P. Corp............................................       3,000          20,991
 Ricoh Co., Ltd., Tokyo................................       5,000          92,479
 Rohm Co., Ltd.........................................       3,000         807,359
 SMC Corp..............................................       1,900         335,059
 Sakura Bank, Ltd......................................     118,000         871,850
 Sanden Corp...........................................       3,000          19,054
 Sankyo Co., Ltd.......................................      13,000         319,323
 Sanrio Co., Ltd.......................................       2,000          80,834
 Sanwa Shutter Corp....................................       4,000          13,701
 Sanyo Electric........................................      54,000         214,024
 Sapporo Breweries, Ltd................................       5,000          17,615
 Secom Co., Ltd........................................       4,000         450,164
 #Sega Enterprises, Ltd................................       2,600          91,090
 Seibu Railway Co., Ltd................................       8,000         112,345
 Seino Transportation Co., Ltd.........................       3,000          18,055
 *Seiyu, Ltd...........................................       4,000          16,441
 Sekisui Chemical Co., Ltd.............................      12,000          56,955
 Sekisui House, Ltd....................................      19,000         184,078
 Seven-Eleven Japan Co., Ltd...........................      14,000       2,274,306
 Seventy-seven (77) Bank, Ltd..........................      10,000         113,520
 Sharp Corp. Osaka.....................................      32,000         652,933
 Shikoku Electric Power Co., Inc.......................       4,200          60,009
 Shimachu Co., Ltd.....................................       1,000          14,190
 Shimamura Co., Ltd....................................       1,000         190,830
 Shimano, Inc..........................................       3,000          58,717
 Shimizu Corp..........................................      17,000          57,562
 Shin-Etsu Chemical Co., Ltd...........................      11,000         433,821
 Shionogi & Co., Ltd...................................       9,000         106,571
 Shiseido Co., Ltd.....................................      11,000         176,542
 Shizuoka Bank, Ltd....................................      23,000         245,339
 *Showa Denko KK.......................................      21,000          32,059
 Showa Shell Sekiyu KK.................................       9,000          51,348
 Skylark Co., Ltd......................................       3,000          65,176
 Snow Brand Milk Products Co., Ltd.....................       5,000          20,306
 Softbank Corp.........................................       1,000         721,241
 Sony Corp.............................................      11,900       2,201,007
 Sumitomo Bank, Ltd....................................      90,000       1,378,382
 Sumitomo Chemical Co., Ltd............................      43,000         241,121
 Sumitomo Corp.........................................      28,000         272,643
 Sumitomo Electric Industries, Ltd.....................      20,000         226,256
 Sumitomo Forestry Co., Ltd............................       3,000          21,432
 *Sumitomo Heavy Industries, Ltd.......................       9,000          26,599

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sumitomo Marine & Fire Insurance Co., Ltd.............      19,000    $    133,689
 *Sumitomo Metal Industries, Ltd. Osaka................      90,000          86,314
 *Sumitomo Metal Mining Co., Ltd.......................      12,000          27,362
 Sumitomo Osaka Cement Co., Ltd........................       8,000          10,882
 TDK Corp..............................................       1,000         109,605
 Taiheiyo Cement Corp..................................      23,000          45,241
 Taisei Corp...........................................      24,000          50,966
 Taisho Pharmaceutical Co., Ltd........................       9,000         295,053
 Taiyo Yuden Co., Ltd..................................       3,000         130,939
 Takara Shuzo Co., Ltd.................................       6,000          82,321
 Takara Standard Co., Ltd..............................       3,000          15,413
 Takashimaya Co., Ltd..................................       6,000          50,555
 Takeda Chemical Industries, Ltd.......................      25,000       1,472,818
 Takefuji Corp.........................................       4,000         571,512
 Takuma Co., Ltd.......................................       2,000          14,386
 Teijin, Ltd...........................................      21,000          94,123
 Teikoku Oil Co., Ltd..................................       6,000          20,727
 Terumo Corp...........................................       6,000         182,023
 Tobu Railway Co., Ltd.................................      21,000          63,091
 Toda Corp.............................................       8,000          30,376
 Toho Co., Ltd.........................................         400          61,496
 Tohuku Electric Power Co., Inc........................      13,500         195,660
 Tokai Bank, Ltd.......................................      65,000         449,723
 Tokio Marine & Fire Insurance Co., Ltd................      44,000         559,769
 Tokyo Broadcasting System, Inc........................       5,000         142,389
 *Tokyo Dome Corp......................................       4,000          20,238
 Tokyo Electric Power Co., Ltd.........................      39,000       1,097,274
 Tokyo Electron, Ltd...................................       5,000         518,667
 Tokyo Gas Co., Ltd....................................      70,000         151,392
 Tokyo Steel Manufacturing Co., Ltd....................       3,700          14,665
 Tokyo Style Co., Ltd..................................       2,000          17,811
 Tokyu Corp............................................      25,000          64,589
 Toppan Printing Co., Ltd..............................      18,000         214,376
 Toray Industries, Inc.................................      35,000         170,230
 Toshiba Corp..........................................      93,000         683,495
 Tosoh Corp............................................      12,000          45,799
 Tostem Corp...........................................       5,000          89,788
 Toto, Ltd.............................................       9,000          55,047
 Toyo Information System Co., Ltd......................       1,000          66,840
 Toyo Seikan Kaisha, Ltd...............................       5,300          94,916
 Toyo Trust & Banking Co., Ltd.........................      12,000          63,649
 Toyobo Co., Ltd.......................................      14,000          20,277
 Toyoda Automatic Loom Works, Ltd......................       6,000         113,030
 Toyota Motor Corp.....................................     108,000       3,656,896
 Tsubakimoto Chain Co..................................       4,000          18,711
 UNY Co., Ltd..........................................       4,000          41,885
 Ube Industries, Ltd...................................      16,000          39,145
 Uni-Charm Corp........................................       2,000         121,348
 Wacoal Corp...........................................       4,000          35,661
 Yakult Honsha Co., Ltd................................       4,000          43,059
 Yamaguchi Bank........................................       3,000          25,835
 Yamaha Corp...........................................       4,000          36,639
 Yamanouchi Pharmaceutical Co., Ltd....................      10,000         435,485
 Yamato Transport Co., Ltd.............................      12,000         399,276
 Yamazaki Baking Co., Ltd..............................       4,000          42,276
                                                               SHARES        VALUE+
                                                               ------        ------
 *Yasuda Trust & Banking Co., Ltd......................      66,000    $    127,240
 Yokogawa Electric Corp................................       4,000          26,109
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $56,896,094)...................................                  74,245,263
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Japanese Yen
   (Cost $790,928).....................................                     791,056
                                                                       ------------
TOTAL -- JAPAN
  (Cost $57,687,022)...................................                  75,036,319
                                                                       ------------
UNITED KINGDOM -- (20.1%)
COMMON STOCKS -- (18.5%)
 Abbey National P.L.C..................................      40,300         680,374
 Airtours P.L.C........................................      13,000          87,324
 Allied Zurich P.L.C...................................      44,499         537,934
 Amec P.L.C............................................       5,000          18,834
 Amvescap P.L.C........................................      19,500         201,100
 Anglian Water P.L.C...................................       6,593          69,515
 Arjo Wiggins Appleton P.L.C...........................      20,200          61,450
 *Arm Holdings P.L.C...................................       3,000         147,143
 Associated British Foods P.L.C........................      20,720         103,210
 BAA P.L.C.............................................      29,807         210,547
 BBA Group P.L.C.......................................      12,067          96,288
 BG P.L.C..............................................     111,353         584,378
 BOC Group P.L.C.......................................      11,178         230,197
 BP Amoco P.L.C........................................     563,470       5,725,695
 BPB P.L.C.............................................      10,400          54,538
 Barclays P.L.C........................................      42,962       1,238,511
 Barratt Developments P.L.C............................       4,000          19,304
 Bass P.L.C............................................      25,428         286,331
 Berkeley Group P.L.C..................................       2,300          24,196
 Blue Circle Industries P.L.C..........................      20,639         118,257
 Boots Co., P.L.C......................................      24,422         243,302
 Bowthorpe P.L.C.......................................       3,046          37,404
 British Aerospace P.L.C...............................      82,887         473,604
 British Airways P.L.C.................................      28,000         167,569
 British American Tobacco P.L.C........................      61,499         386,413
 British Land Co. P.L.C................................      13,600          98,015
 British Sky Broadcasting Group P.L.C..................      49,000         643,073
 British Telecommunications P.L.C......................     190,655       3,821,537
 Bunzl P.L.C...........................................      11,105          58,544
 Burmah Castrol P.L.C..................................       7,379         137,858
 CGU P.L.C.............................................      37,150         562,107
 Cable and Wireless P.L.C..............................      68,440         877,491
 Cadbury Schweppes P.L.C...............................      58,449         370,507
 Capita Group P.L.C....................................       6,000         108,416
 Caradon P.L.C.........................................       9,000          23,150
 Carillion P.L.C.......................................       4,383           7,784
 Carlton Communications P.L.C..........................      16,282         142,888
 *Celltech P.L.C.......................................       4,000          33,288
 Centrica P.L.C........................................     112,600         333,571
 Cobham P.L.C..........................................       1,540          17,893
 Compass Group P.L.C...................................      19,000         229,987
 *Corus Group P.L.C....................................      88,385         179,484
 De la Rue P.L.C.......................................       5,000          31,058
 Diageo P.L.C..........................................      99,104         896,554
 Dixons Group P.L.C....................................      12,000         261,077
 EMI Group P.L.C.......................................      20,688         169,857
 Electrocomponents P.L.C...............................      12,117         119,460
 Elementis P.L.C.......................................      11,213          13,573

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 FKI P.L.C.............................................      14,000    $     42,589
 GKN P.L.C.............................................      20,254         316,620
 Glaxo Wellcome P.L.C..................................     105,419       3,153,198
 Granada Group P.L.C...................................      52,136         427,643
 Great Portland Estates P.L.C..........................       6,900          20,880
 Great Universal Stores P.L.C..........................      26,400         176,810
 HSBC Holdings P.L.C...................................     244,546       3,152,928
 Halifax P.L.C.........................................      62,950         720,376
 Hammerson P.L.C.......................................       7,500          54,650
 Hanson P.L.C..........................................      17,100         142,577
 Hays P.L.C............................................      24,000         353,582
 Hepworth P.L.C........................................       6,000          18,921
 Hilton Group P.L.C....................................      40,000         128,372
 Hyder P.L.C...........................................       2,090          14,247
 IMI P.L.C.............................................       9,000          37,054
 Imperial Chemical Industries P.L.C....................      19,100         194,693
 Invensys P.L.C........................................     108,481         504,514
 Jarvis P.L.C..........................................       3,000          14,394
 Johnson Matthey P.L.C.................................       5,000          52,958
 Kingfisher P.L.C......................................      38,531         355,325
 *Laird Group P.L.C....................................       3,700          14,644
 Land Securities P.L.C.................................      14,000         161,660
 Lasmo P.L.C...........................................      35,400          69,914
 Legal and General Group P.L.C.........................     145,000         398,377
 Lex Service P.L.C.....................................       2,500          18,913
 Lloyds TSB Group P.L.C................................     156,852       2,004,803
 Logica P.L.C..........................................      11,530         278,214
 Lonmin P.L.C..........................................       3,439          30,892
 MEPC P.L.C............................................       7,000          52,400
 Marconi P.L.C.........................................      76,181         972,494
 Marks & Spencer P.L.C.................................      81,460         326,302
 Meyer International P.L.C.............................       3,000          17,846
 Misys P.L.C...........................................      16,060         173,937
 National Grid Group P.L.C.............................      41,000         314,425
 National Power P.L.C..................................      35,202         225,247
 Next P.L.C............................................      10,630          86,346
 Nycomed Amersham P.L.C................................      18,000         115,105
 Ocean Group P.L.C.....................................       3,123          54,714
 Pearson P.L.C.........................................      17,217         410,777
 Peninsular & Oriental Steam Navigation Co.............      19,188         281,466
 Pilkington P.L.C......................................      20,570          28,667
 Provident Financial P.L.C.............................       6,000          65,269
 Prudential Corp. P.L.C................................      55,798         914,917
 Psion P.L.C...........................................       2,000          81,674
 RMC Group P.L.C.......................................       6,000          73,296
 Racal Electronics P.L.C...............................       6,464          53,973
 *Railtrack Group P.L.C................................      14,197         218,203
 Rank Group P.L.C......................................      16,000          49,884
 Reed International P.L.C..............................      30,000         187,542
 Rentokill Initial P.L.C...............................      81,000         309,945
 Reuters Holdings Group P.L.C..........................      39,640         442,892
 Rexam P.L.C...........................................       7,401          29,381
 Rio Tinto P.L.C.......................................      30,219         592,000
 Rolls-Royce P.L.C.....................................      40,666         123,385
 Royal & Sun Alliance Insurance Group P.L.C............      40,384         247,954
 Royal Bank of Scotland Group P.L.C....................      25,276         487,516
 Rugby Group P.L.C.....................................      13,000          26,347
 Safeway P.L.C.........................................      26,024          76,473
 Sage Group P.L.C......................................       3,530         243,500
 Sainsbury (J.) P.L.C..................................      51,633         254,522
                                                               SHARES        VALUE+
                                                               ------        ------
 Schroders P.L.C.......................................       6,000    $    112,477
 Scottish & Newcastle P.L.C............................      17,600         134,692
 Scottish Hydro-Electric P.L.C.........................      24,000         176,982
 Scottish Power P.L.C..................................      31,000         272,791
 Sema Group P.L.C......................................      13,000         222,167
 Seton Healthcare Group P.L.C..........................       3,000          30,078
 Slough Estates P.L.C..................................       9,100          50,583
 Smith and Nephew P.L.C................................      32,000         110,853
 Smithkline Beecham P.L.C..............................     151,810       2,026,194
 Smiths Industries P.L.C...............................       9,160         120,872
 St. James Place Capital P.L.C.........................      11,000          36,178
 Stagecoach Holdings P.L.C.............................      36,420          90,925
 TI Group P.L.C........................................      13,000          88,825
 Tarmac P.L.C..........................................       4,439          39,168
 Tate & Lyle P.L.C.....................................      12,900          87,988
 Taylor Woodrow P.L.C..................................       8,766          21,012
 Tesco P.L.C...........................................     193,967         523,642
 Thames Water P.L.C....................................       9,469         131,434
 Unigate P.L.C.........................................       5,800          27,736
 Unilever P.L.C........................................      82,628         602,739
 United Biscuits Holdings P.L.C........................      12,611          45,795
 United Utilities P.L.C................................      14,400         134,170
 Vodafone Group P.L.C..................................     821,335       3,862,308
 WPP Group P.L.C.......................................      13,200         193,524
 Williams P.L.C........................................      19,000          98,274
 Wimpey (George) P.L.C.................................       8,100          16,191
 Wolseley P.L.C........................................      15,081         111,031
 Zeneca Group P.L.C....................................      51,600       2,299,504
TOTAL COMMON STOCKS
  (Cost $39,316,832)...................................                  53,006,870
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.6%)
 *British Pound Sterling
   (cost $4,593,271)...................................                   4,577,743
                                                                       ------------

BONDS -- (0.0%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
British Aerospace P.L.C.
    7.450%, 11/30/03
      (Cost $16,353)...................................          10          16,268
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $43,926,456)...................................                  57,600,881
                                                                       ------------
                                                            SHARES
                                                         ------------
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
 AXA-UAP...............................................      11,292       1,522,412
 Accor SA..............................................       1,108         251,463
 Air Liquide...........................................       2,637         387,123
 Air Liquide Prime Fidelite............................       2,076         300,347
 Alcatel Alsthom Cie Generale d'Electricite SA.........       6,400       1,240,485
 Banque Nationale de Paris.............................       9,069         830,963
 Bouygues..............................................         754         347,710
 Canal Plus SA.........................................       4,032         333,307
 Cap Gemini SA.........................................       2,400         424,343
 Carrefour.............................................       8,750       1,524,175
 Casino Guichard Perrachon.............................       1,900         237,223
 Cie Generale d'Optique Essilor International SA.......         270          75,849
 *Club Mediterranee SA.................................         300          30,358

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Coflexip SA...........................................         300    $     24,769
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................         500          47,852
 *Credit National......................................         800          58,762
 Dassault Systemes SA..................................       3,600         165,834
 Eridania Beghin-Say SA................................         800          89,412
 France Telecom SA.....................................      33,000       3,824,459
 GTM Entrepose.........................................         400          37,879
 Generale des Establissements Michelin SA Series B.....       4,409         176,687
 Groupe Danone.........................................       2,346         544,005
 *Groupement pour le Financement de la Construction
   SA..................................................         384          44,464
 Imetal................................................         400          51,553
 L'Oreal...............................................       2,140       1,408,122
 LVMH (Louis Vuitton Moet Hennessy)....................       3,117       1,011,214
 LaFarge SA............................................       3,333         314,285
 Lagardere SCA.........................................       3,900         183,777
 Legrand SA............................................         600         126,566
 Lyonnais des Eaux SA..................................       4,854         715,031
 Pathe SA..............................................         500          56,939
 Pechiney SA Series A..................................       1,655          95,901
 Pernod-Ricard.........................................       1,760         100,302
 Peugeot SA............................................       1,550         303,551
 Pinault Printemps Redoute SA..........................       3,700         771,175
 Rhone-Poulenc SA Series A.............................      11,965         740,915
 SEB SA................................................         300          17,278
 SEITA (Societe Nationale d'Exploitation Industrielle
   des Tabacs et Allumettas)...........................       1,200          61,621
 Saint-Gobain..........................................       2,784         473,736
 Sanofi Synthelabo.....................................      23,556         970,076
 Schneider SA..........................................       5,059         341,287
 Sidel SA..............................................       1,000          93,842
 Simco SA..............................................         600          50,143
 *Societe EuraFrance, Paris............................         100          59,406
 Societe Generale Paris................................       2,482         534,806
 Sodexho Alliance SA...................................         900         161,756
 Ste Bic...............................................       1,700          66,757
 Thomson-CSF...........................................       5,324         154,441
 *Total SA.............................................      19,206       2,554,586
 Usinor................................................       6,600         101,011
 Valeo SA..............................................       2,600         174,091
 Vivendi SA............................................      19,022       1,522,664
 *Zodiac SA............................................         100          18,225
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,002,304)...................................                  25,754,938
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris Certified Value Guarantee
   Rights 07/15/02
   (Cost $5,148).......................................       1,521           6,524
                                                                       ------------
TOTAL -- FRANCE
  (Cost $17,007,452)...................................                  25,761,462
                                                                       ------------
GERMANY -- (8.8%)
COMMON STOCKS -- (8.8%)
 AGIV AG fuer Industrie & Verkehrswesen................         900          16,719
 AXA Colonia Konzern AG................................         650          61,194
 Aachener und Muenchener Beteiligungs AG...............       1,500         101,645
 Adidas-Salomon AG.....................................       1,200    $     88,445
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Allianz AG............................................       7,100       2,063,887
 BASF AG...............................................      17,900         822,763
 Bayer AG..............................................      20,500         863,834
 Bayerische Motorenwerke AG............................      16,250         435,227
 Bayerische Vereinsbank AG.............................      10,900         676,064
 Beiersdorf AG.........................................       2,300         151,919
 Bilfinger & Berger Bau AG, Mannheim...................         800          14,741
 Buderus AG............................................       1,400          22,202
 *Celanese AG..........................................       1,200          18,486
 Commerzbank AG........................................       8,490         273,551
 Continental AG........................................       2,900          57,231
 DaimlerChrysler AG, Stuttgart.........................      28,952       1,956,059
 Degussa-Huels AG......................................       2,700          91,073
 Deutsche Bank AG......................................      17,688       1,151,405
 Deutsche Lufthansa AG.................................      10,700         235,944
 Deutsche Telekom AG...................................      87,820       4,907,578
 Douglas Holding AG....................................         900          38,967
 Dresdner Bank AG......................................      15,780         730,879
 Em TV & Merchandising AG..............................       3,100         230,949
 Fresenius Medical Care AG.............................       2,000         163,317
 Gehe AG...............................................       2,100          86,270
 Heidelberger Zement AG, Heidelberg....................       1,100          83,068
 Hochtief AG...........................................       1,510          57,699
 #Hoechst AG...........................................      12,000         535,261
 Karstadt Quelle AG....................................       1,500          51,049
 Linde AG..............................................       2,900         144,539
 *MAN AG...............................................       2,750          83,622
 Mannesmann AG.........................................      11,280       2,296,524
 Merck KGAA............................................       1,200          36,248
 Metro AG..............................................       8,440         448,276
 Munchener Rueckversicherungs..........................       5,000       1,040,618
 Preussag AG...........................................       4,836         241,761
 RWE AG................................................      13,250         504,299
 RWE AG................................................         800          24,165
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       1,700         563,152
 *SGL Carbon AG........................................         400          21,064
 Schering AG...........................................       1,800         212,413
 Siemens AG............................................      17,450       1,742,962
 *Thyssen Krupp AG.....................................      14,400         370,454
 Veba AG...............................................      12,500         607,530
 Viag AG...............................................      15,496         255,104
 Volkswagen AG.........................................       8,720         413,980
 Wcm Beteiligungs......................................       4,600         181,099
                                                                       ------------
TOTAL -- GERMANY
  (Cost $18,345,636)...................................                  25,175,236
                                                                       ------------
SWITZERLAND -- (6.0%)
COMMON STOCKS -- (5.7%)
 *ABB, Ltd.............................................      10,320       1,020,077
 Adecco SA.............................................         586         374,612
 Alusuisse Lonza Group AG..............................         160          97,355
 Credit Suisse Holding, Zuerich (Namen)................       9,360       1,750,352
 Financiere Richemont AG...............................         106         236,536
 Fischer (Georg) AG, Schaffhausen (Namen)..............          70          21,758
 Forbo Holding AG, Eglisau.............................          47          21,685
 Holderbank Financiere Glarus AG, Glarus...............         284         355,786

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Interallianz Bank AG, Zuerich.........................         110    $     26,551
 Kuoni Reisen Holding AG...............................           6          24,043
 Nestle SA, Cham et Vevey..............................       1,353       2,434,053
 Novartis AG, Basel....................................       2,481       3,866,036
 Roche Holding AG, Basel...............................          79       1,318,421
 *SGS Societe Generale de Surveillance Holding SA......          48          47,943
 Sairgroup, Zuerich....................................         437          89,961
 Schindler Holding AG, Hergiswil.......................          36          52,386
 Schneizerische Rueckversicherangs-Gesellschaft........         492       1,003,558
 Sika Finanz AG, Baar..................................          60          19,310
 *Sulzer AG, Winterthur................................          90          56,063
 Swatch Group AG.......................................         123         105,691
 Swatch Group AG (Namen)...............................         512          88,022
 Swisscom AG...........................................         872         295,987
 United Bank of Switzerland............................       7,387       2,019,854
 Zurich Allied AG......................................       1,672         957,452
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,563,875)...................................                  16,283,492
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Swiss Francs
   (Cost $1,054,739)...................................                   1,054,738
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $12,618,614)...................................                  17,338,230
                                                                       ------------
NETHERLANDS -- (4.8%)
COMMON STOCKS -- (4.8%)
 ABN Amro Holding NV...................................      41,362       1,006,605
 AKZO Nobel NV.........................................       8,000         342,342
 *ASM Lithography Holding NV...........................       3,900         378,942
 Aegon NV..............................................      19,013       1,722,955
 Asr Verzekeringsgroep NV..............................         406          23,465
 *Baan Company NV......................................       4,700          62,988
 Buhrmann NV...........................................       1,241          19,505
 Elsevier NV...........................................      17,500         172,329
 Getronics NV..........................................       2,977         182,098
 Hagemeyer NV..........................................       2,800          62,391
 Heineken NV...........................................       8,550         413,226
 IHC Caland NV.........................................         600          23,199
 Ing Groep NV..........................................      26,532       1,492,018
 KLM (Koninklijke Luchtvaart Mij) NV...................       2,377          58,159
 Koninklijke Ahold NV..................................      17,369         552,815
 Koninklijke KPN NV....................................      13,463         749,631
 *Koninklijke Vopak NV.................................         800          21,064
 Oce NV................................................       1,531          26,669
 *Philips Electronics NV...............................       9,644       1,173,504
 Royal Dutch Petroleum Co., Den Haag...................      61,100       3,594,661
 Stork NV..............................................         800          11,156
 TNT Post Groep NV.....................................      13,458         344,187
 Unilever NV...........................................      17,142         944,125
 *Unilever NV..........................................      19,200          96,468
 Vedior NV, Amsterdam..................................       2,600          28,666
 Wolters Kluwer NV.....................................      10,900         328,703
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,347,036)...................................                  13,831,871
                                                                       ------------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Alitalia Linee Aeree Italiane SpA Series A............      40,000    $     96,661
 Alleanza Assicurazioni SpA............................      13,612         124,037
 Alleanza Assicurazioni SpA (Risp).....................         124             694
 Assicurazioni Generali SpA, Trieste...................      28,654         825,148
 Autogrill SpA, Novara.................................       4,000          42,088
 Banca Commerciale Italiana SpA........................      34,000         172,883
 Banca di Roma.........................................     136,500         182,795
 Banca Popolare di Milano..............................       7,000          39,822
 #Banco Ambrosiano Veneto SpA..........................      73,000         311,652
 #Benetton Group SpA...................................      50,500         102,204
 *Beni Stabili SpA, Roma...............................      38,607          13,567
 Bulgari SpA...........................................       7,000          53,919
 Cartiere Burgo SpA....................................       3,000          20,389
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      20,150          23,616
 Credito Italiano......................................     134,000         624,693
 ENI SpA...............................................     228,000       1,248,862
 Edison SpA............................................      18,000         135,930
 *Fabbrica Italiana Magneti Marelli SpA................       7,500          25,298
 Fiat SpA..............................................       8,990         245,850
 HPI SpA (Holding di Partecipazioni Industriale).......      18,000          12,814
 INA (Istituto Nazionale delle Assicurazioni SpA)......      98,000         273,330
 ITALGAS SpA, Torino...................................      17,000          66,757
 Ifil Finanziaria Partecipazioni SpA...................       4,500          34,889
 *Ing C.Olivetti & C SpA, Ivrea........................     130,900         279,419
 Italcementi Fabbriche Riunite Cemento SpA, Bergamo....       4,500          55,052
 La Fondiara Assicurazioni SpA.........................       4,200          21,525
 Mediaset SpA..........................................      33,000         375,468
 Mediobanca SpA........................................      16,000         147,569
 Mondadori (Arnoldo) Editore SpA.......................       3,000          61,440
 Montedison SpA........................................      63,090          96,557
 Parmalat Finanziaria SpA..............................      35,000          40,703
 Pirelli SpA...........................................      45,000         102,853
 RAS SpA (Riunione Adriatica di Sicurta)...............      15,336         130,327
 Rinascente per l'Esercizio di Grande Magazzini SpA....       6,000          36,973
 *SAI SpA (Sta Assicuratrice Industriale SpA)..........       2,000          17,782
 San Paolo-Imi SpA.....................................      38,607         482,024
 Seat Pagine Gialle SpA................................      86,000         174,916
 #Sirti SpA............................................       4,000          24,206
 Snia BPD SpA..........................................      20,000          20,279
 *Tecnost SpA..........................................     106,179         248,566
 Telecom Italia Mobile SpA.............................     185,740       1,458,750
 Telecom Italia SpA, Torino............................     135,000       1,487,072
 Unione Immobiliare SpA................................     115,000          56,275
                                                                       ------------
TOTAL -- ITALY
  (Cost $8,090,708)....................................                   9,995,654
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Acerinox SA...........................................       1,500          46,141
 Aguas de Barcelona SA.................................       2,700          41,404
 *Aguas de Barcelona SA EM99...........................          27             405

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Argentaria Caja Postal y Banco Hipotecario SA.........      13,200    $    301,704
 Autopistas Concesionaria Espanola SA..................       6,635          67,943
 Azucarera Ebro Agricolas SA...........................         900          14,472
 #Banco Bilbao Vizcaya SA..............................      63,300         882,743
 Banco Financiero......................................       2,100          61,531
 Banco Popular Espanol SA, Madrid......................       2,000         129,284
 Banco Santander Central Hispanoamerica SA.............     109,984       1,208,189
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................         900          15,360
 Cortefiel SA..........................................       1,000          22,856
 ENDESA SA, Madrid.....................................      31,700         628,791
 Fomento de Construcciones y Contratas SA..............       6,000         126,807
 Gas Natural SA, Buenos Aires..........................      13,400         336,363
 Grupo Dragados SA, Madrid.............................       4,100          37,567
 Iberdrola SA..........................................      27,000         376,254
 Metrovacesa SA........................................         735          13,062
 OCP Construcciones SA, Madrid.........................       1,100          26,571
 Repsol SA.............................................      35,600         777,840
 *Sol Melia SA.........................................       4,600          54,376
 Tabacalera SA.........................................       4,100          67,662
 *Tele Pizza SA........................................       4,400          20,202
 *Telefonica de Espana SA..............................      95,874       1,996,329
 *Telefonica de Espana SA EM99.........................       1,724          35,911
 Union Electrica Fenosa SA.............................       8,200         138,213
 Vallehermoso SA.......................................       1,900          14,119
 Zardoya Otis SA.......................................       3,000          31,747
 *Zardoya Otis SA EM99.................................         300           3,143
                                                                       ------------
TOTAL -- SPAIN
  (Cost $5,458,399)....................................                   7,476,989
                                                                       ------------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
 Asea AB...............................................       3,102         305,053
 Assidomaen AB.........................................       1,900          31,961
 Astrazeneca P.L.C.....................................      18,161         811,804
 Atlas Copco AB Series A...............................       2,900          75,050
 Atlas Copco AB Series B...............................       1,700          43,395
 *Boliden, Ltd.........................................         859           2,324
 Drott Series B........................................       2,400          26,538
 Electrolux AB Series B................................      10,300         201,128
 Fastighets AB Balder..................................         420           4,990
 Foreningssparbanken AB Series A.......................      14,900         229,607
 Gambro AB Series A....................................       4,000          41,407
 Hennes & Mauritz AB Series B..........................      20,600         654,273
 Mandamus AB...........................................         225           1,337
 *Netcom AB Series B...................................       2,400         124,361
 Om Gruppen AB.........................................       1,500          22,938
 SSAB Swedish Steel Series A...........................       1,700          21,797
 Sandvik AB Series A...................................       4,600         129,596
 Sandvik AB Series B...................................       1,300          36,931
 Securitas AB Series B.................................       7,400         123,173
 Skandia Insurance AB..................................      14,400         344,711
 Skandinaviska Enskilda Banken Series A................      15,900         151,499
 Skanska AB............................................       2,400          81,590
 Svenska Cellulosa AB Series B.........................       5,600         155,793
 Svenska Handelsbanken Series A........................      20,000         272,908
 *Svenska Kullagerfabriken AB
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
   Series A............................................       1,300    $     27,755
 Svenska Kullagerfabriken AB
   Series B............................................       1,300          28,979
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       8,800          31,469
 Sydkraft AB Series C..................................       2,400          42,630
 Telefon AB L.M. Ericsson Series A.....................       3,000         149,629
 Telefon AB L.M. Ericsson Series B.....................      55,500       2,693,053
 Trelleborg AB Series B................................       2,200          18,245
 Volvo AB Series A.....................................       3,300          79,578
 Volvo AB Series B.....................................       8,500         206,475
 Wm-Data AB Series B...................................       1,700          94,188
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,618,483)....................................                   7,266,165
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Skandinaviska Enskilda Banken Rights 12/14/99
   (Cost $0)...........................................      15,900          17,207
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $22)..........................................                          22
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $4,618,505)....................................                   7,283,394
                                                                       ------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.3%)
 AMP, Ltd..............................................      32,903         308,509
 Amcor, Ltd............................................      17,677          76,726
 Australia & New Zealand Banking Group, Ltd............      33,278         239,255
 Boral, Ltd............................................      26,250          38,880
 Brambles Industries, Ltd..............................       6,288         172,462
 Broken Hill Proprietary Co., Ltd......................      53,663         588,342
 CSL, Ltd..............................................       2,475          33,984
 CSR, Ltd..............................................      53,442         128,075
 Coca-Cola Amatil, Ltd.................................      24,347          76,302
 Coles Myer, Ltd.......................................      32,109         163,289
 Colonial, Ltd.........................................      25,510         101,676
 Commonwealth Bank of Australia........................      12,026         198,304
 Faulding (F.H.) and Co., Ltd..........................       3,367          20,978
 Fosters Brewing Group, Ltd............................      47,716         127,911
 Futuris Corp., Ltd....................................      13,344          17,813
 *GIO Australia Holdings, Ltd..........................       9,878          15,384
 Goodman Fielder, Ltd..................................      17,315          15,520
 Hardie (James) Industries, Ltd........................       8,791          22,353
 Leighton Holdings, Ltd................................       5,652          21,162
 Lend Lease Corp., Ltd.................................      14,154         180,399
 MIM Holdings..........................................      52,008          43,309
 Mayne Nickless, Ltd...................................       6,783          17,679
 National Australia Bank, Ltd..........................      45,115         651,010
 *Newcrest Mining, Ltd.................................       6,972          22,204
 News Corp., Ltd.......................................      64,704         502,624
 News Corp., Ltd.......................................      19,674         170,213
 Normandy Mining, Ltd..................................      49,399          35,484
 North, Ltd............................................      21,076          41,399
 Orica, Ltd............................................       4,594          23,877
 Pacific Dunlop, Ltd...................................      19,238          25,804
 Pioneer International, Ltd............................      18,861          55,272
 QBE Insurance Group, Ltd..............................       6,632          26,391
 Rio Tinto, Ltd........................................      16,672         291,978

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Santos, Ltd...........................................      13,811    $     36,874
 Smith (Howard), Ltd...................................       3,257          22,503
 Southcorp, Ltd........................................      13,704          48,104
 Suncorp-Metway Limited................................       3,841          19,851
 Tabcorp Holdings, Ltd.................................       6,574          44,874
 Telstra Corp., Ltd....................................     195,200       1,136,622
 The Australian Gas Light Company......................       7,216          40,174
 WMC, Ltd..............................................      30,370         139,387
 Wesfarmers, Ltd.......................................       5,621          41,806
 Westpac Banking Corp..................................      56,312         378,907
 Woodside Petroleum, Ltd...............................       6,666          47,460
 Woolworths, Ltd.......................................      33,485         113,028
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,559,376)....................................                   6,524,158
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $283,499).....................................                     282,691
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $5,842,875)....................................                   6,806,849
                                                                       ------------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Kemira Oyj............................................       3,200          18,623
 Kesko Oyj.............................................       2,800          29,941
 Merita Oyj, Helsinki..................................      22,400         134,875
 Metra Oyj Series B....................................       1,200          20,154
 *Metso Oyj............................................       2,132          23,077
 Nokia Oyj.............................................      35,684       5,051,724
 Outokumpu Oyj Series A................................       3,100          35,115
 Pohjola Group Insurance Corp.
   Series A............................................         900          50,747
 Sampo Insurance Co., Ltd..............................       1,500          49,086
 Sonera Group Oyj......................................      21,226         876,473
 Stockmann Oy AB.......................................         600           9,122
 Tietoenator Corp......................................       2,200          98,574
 Upm-Kymmene Oyj.......................................       7,600         254,058
                                                                       ------------
TOTAL -- FINLAND
  (Cost $3,392,976)....................................                   6,651,569
                                                                       ------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.2%)
 Bank of East Asia, Ltd................................      32,000          77,050
 CLP Holdings, Ltd.....................................      64,500         300,640
 Cathay Pacific Airways, Ltd...........................      93,000         176,027
 Cheung Kong Holdings, Ltd.............................      68,000         763,929
 Citic Pacific, Ltd....................................      24,000          64,895
 Hang Lung Development Co., Ltd........................      21,000          21,767
 Hang Seng Bank, Ltd...................................      57,100         634,123
 Henderson Land Development Co., Ltd...................      18,000          97,342
 *Hong Kong & Shanghai Hotels, Ltd.....................      27,500          16,465
 Hong Kong and China Gas Co., Ltd......................     129,600         168,541
 Hong Kong Electric Holdings, Ltd......................      32,400         102,209
 Hong Kong Telecommunications, Ltd.....................     362,258         986,522
 Hutchison Whampoa, Ltd................................     115,000       1,414,099
 Hysan Development Co., Ltd............................      18,413          21,930
 Johnson Electric Holdings, Ltd........................      24,000         171,507
 New World Development Co., Ltd........................      55,558         110,166
 *Shangri-La Asia, Ltd.................................      32,000          37,495
 Sino Land Co., Ltd....................................      74,000          35,254
 South China Morning Post (Holdings),
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
   Ltd.................................................      40,000    $     33,220
 Sung Hungkai Properties, Ltd..........................      71,506         653,701
 Swire Pacific, Ltd. Series A..........................      27,000         155,052
 Television Broadcasts, Ltd............................      12,000          78,028
 Wharf Holdings, Ltd...................................      62,542         158,641
 Wing Lung Bank, Ltd...................................       5,500          22,591
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,136,313)....................................                   6,301,194
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $284,672).....................................                     284,707
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $5,420,985)....................................                   6,585,901
                                                                       ------------
EMU -- (1.6%)
INVESTMENT IN CURRENCY -- (1.6%)
 *Euro Currency
   (Cost $4,709,770)...................................                   4,686,742
                                                                       ------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 Barco NV..............................................         200          23,762
 Cimenteries CBR Cementsedrijoen.......................         400          40,880
 Colruyt SA Halle......................................       1,000          50,848
 D'Ieteren SA..........................................         160          62,218
 *Dolmen Computer Applications.........................         100           1,863
 Electrabel SA.........................................       1,900         606,065
 Etablissement Delhaize Freres & Cie le Lion SA
   Molenbeek-Saint-Jean................................       1,400         107,133
 *Fortis AG............................................         931           3,937
 Fortis AG Series B....................................      25,379         874,706
 Fortis AG VVPR........................................       8,379              84
 Glaverbel SA..........................................         200          17,721
 Ing Groep NV..........................................       1,231          69,039
 KBC Bancassurance Holding SA..........................      10,500         492,670
 Solvay SA.............................................       2,900         216,078
 Suez Lyonnaise des Eaux...............................       2,300         338,344
 *Suez Lyonnaise des Eaux SA VVPR......................       2,300              23
 UCB SA................................................       3,900         158,017
 Union Miniere SA......................................         600          22,074
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,937,015)....................................                   3,085,462
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ing Groep NV Warrants 01/05/08
   (Cost $0)...........................................         200           4,209
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $2,937,015)....................................                   3,089,671
                                                                       ------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 Cerebos Pacific, Ltd..................................      10,000          22,857
 City Developments, Ltd................................      26,000         147,799
 Creative Technology Co., Ltd..........................       3,000          45,893
 Cycle & Carriage, Ltd.................................       7,000          25,417
 DBS Group Holdings, Ltd...............................      12,000         155,716
 DBS Land, Ltd.........................................      37,500          73,215
 Fraser & Neave, Ltd...................................      10,000          43,751
 Keppel Bank of Singapore, Ltd.........................      35,750          72,778
 Keppel Corp., Ltd.....................................      25,000          66,370
 Keppel Land, Ltd......................................      22,000          35,619

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Natsteel, Ltd.........................................      12,000    $     22,000
 *Neptune Orient Lines, Ltd............................      23,000          34,227
 Overseas Chinese Banking Corp., Ltd...................      14,000         105,001
 Parkway Holdings, Ltd.................................      10,000          20,238
 Sembcorp Industries, Ltd..............................      52,000          69,334
 Singapore Airlines, Ltd...............................       9,000          91,072
 *Singapore Airlines, Ltd..............................       4,000          40,239
 Singapore Land, Ltd...................................      11,000          25,929
 Singapore Press Holdings..............................       4,000          75,001
 Singapore Press Holdings, Ltd.........................      12,000         225,003
 Singapore Technologies Engineering, Ltd...............      84,000         125,501
 #Singapore Telecommunications, Ltd....................     535,000       1,012,691
 United Industrial Corp., Ltd..........................      32,000          17,334
 United Overseas Bank, Ltd.............................      10,000          89,287
 Wing Tai Holdings, Ltd................................      19,000          18,435
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,519,663)....................................                   2,660,707
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $13,428)......................................                      13,335
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $2,533,091)....................................                   2,674,042
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.7%)
 Bang & Olufsen Holding A.S.
   Series B............................................         290           9,539
 *Carlsberg A.S. Series A..............................         680          25,772
 *Carlsberg A.S. Series B..............................       1,530          60,472
 Dampskibsselskabet AF 1912 A.S........................          33         348,411
 Dampskibsselskabet Svendborg A.S......................          22         330,543
 Danisco A.S...........................................       1,380          56,412
 Den Danske Bank A.S...................................       1,540         175,099
 Falck A.S.............................................         410          40,790
 Fls Industries........................................         890          24,214
 GN Great Nordic, Ltd..................................         590          22,201
 *ISS International Service System A.S.................       1,030          59,950
 Kapital Holdings A.S..................................         670          32,512
 Novo Nordisk A.S. Series B............................       2,080         271,690
 Tele Danmark A.S......................................       6,960         448,435
 Unidanmark A.S. Series A..............................       1,950         147,811
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,973,192)....................................                   2,053,851
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $144,619).....................................                     144,564
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,117,811)....................................                   2,198,415
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................       1,100          16,237
 Christiania Bank Og Kreditkasse.......................      17,700          81,677
 Den Norske Bank ASA Series A..........................      25,900         104,737
 Dyno Industrier ASA...................................       1,300          31,687
 Elkem ASA.............................................       1,300          23,544
 *Kvaerner ASA.........................................       1,700          32,053
 Merkantildata ASA.....................................       2,200          22,651
 *NCL Holding ASA......................................       7,000          19,711
 Norsk Hydro ASA.......................................      10,700         418,097
 Norske Skogindustrier ASA Series A....................         900          39,856
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Orkla ASA Series A....................................       6,971    $    107,226
 *Petroleum Geo Services ASA...........................       2,200          34,113
 Schibsted ASA.........................................       1,600          24,412
 *Storebrand ASA.......................................      11,200          78,496
 Tomra Systems ASA.....................................       1,000          35,105
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,145,829)....................................                   1,069,602
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $197,204).....................................                     195,182
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,343,033)....................................                   1,264,784
                                                                       ------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................      29,207         377,012
 CRH P.L.C.............................................      13,087         262,357
 DCC P.L.C.............................................       2,178          15,790
 Eircom P.L.C..........................................      48,130         191,423
 Fyffes P.L.C..........................................       9,933          16,202
 Greencore Group P.L.C.................................       4,792          13,027
 Independent Newspapers P.L.C..........................       5,910          30,944
 Irish Permanent P.L.C.................................       9,882          98,506
 Jefferson Smurfit Group P.L.C.........................      37,203         101,140
 Kerry Group P.L.C.....................................       3,000          36,097
 *Ryanair Holdings P.L.C...............................       5,625          54,938
 Waterford Wedgwood P.L.C..............................      18,396          17,596
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,292,962)....................................                   1,215,032
                                                                       ------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 BPI SGPS SA...........................................      19,500          81,286
 Banco Comercial Portugues SA..........................      33,500         192,940
 Banco Espirito Santo e Comercial de Lisboa............       3,900          97,386
 Brisa Auto Estradas de Portugal SA....................       7,500          55,429
 Cimpor Cimentos de Portugal SA........................       4,780          74,841
 Companhia de Seguros Tranquilidade SA.................         700          17,903
 Electricidade de Portugal SA..........................       9,900         154,906
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       2,900          65,699
 Portugal Telecom SA...................................      34,500         331,744
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................       3,700         138,066
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $1,239,296)....................................                   1,210,200
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austria Tabak AG......................................         855          39,170
 Austrian Airlines/Oesterreichische Luftverkehrs.......         754          14,007
 Bank Austria AG.......................................       4,346         229,780
 Bohler Uddeholm AG....................................         480          20,106
 Flughafen Wien AG.....................................         579          20,113
 Mayr Melnhof Karton AG................................         472          19,675
 *Oesterreichische Elektrizitaetswirtschafts AG........         594          76,550

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Omv AG................................................       1,325    $    120,085
 Va Technologie AG.....................................         435          26,652
 Wienerberger AG.......................................       3,035          59,590
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $719,927)......................................                     625,728
                                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Brierley Investments, Ltd............................      41,700           9,990
 Carter Holt Harvey, Ltd...............................      50,100          60,776
 Fletcher Challenge, Ltd...............................       9,880          22,258
 *Lion Nathan, Ltd.....................................      17,600          39,024
 Telecom Corporation of New Zealand, Ltd...............      66,200         282,759
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $439,478)......................................                     414,807
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $27)..........................................                          27
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $439,505)......................................                     414,834
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (3.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   7.50%, 11/15/01, valued at $10,194,913) to be
   repurchased at $10,040,478.
   (Cost $10,039,000)..................................    $ 10,039      10,039,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $220,128,074)++....                $286,962,803
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $221,253,107.
   @  Denominated in local currency.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (26.6%)
COMMON STOCKS -- (25.3%)
 Aichi Bank, Ltd.......................................         300    $    23,252
 Aisin Seiki Co., Ltd..................................       4,000         60,831
 Akita Bank, Ltd.......................................       4,000         16,049
 Amada Co., Ltd........................................       6,000         34,056
 Aomori Bank, Ltd......................................       5,000         20,796
 *Ashikaga Bank, Ltd...................................      11,000         23,682
 Bandai Co., Ltd.......................................       2,000         72,222
 Bank of Iwate, Ltd....................................         200          8,905
 Bank of Kyoto, Ltd....................................       5,000         29,358
 Bank of Nagoya, Ltd...................................       5,000         30,826
 Bank of Yokohama, Ltd.................................      26,000        117,806
 Best Denki Co., Ltd...................................       1,000          9,786
 Brother Industries, Ltd...............................       6,000         15,266
 Canon Sales Co., Inc..................................       3,000         41,102
 Casio Computer Co., Ltd...............................       7,000         47,678
 Chiba Bank, Ltd.......................................      18,000         96,355
 Chiyoda Fire and Marine Insurance Co., Ltd............      11,000         35,739
 Chudenko Corp.........................................       1,000         17,439
 Chugoku Bank, Ltd.....................................       5,000         56,368
 Chuo Trust and Banking Co., Ltd.......................       9,000         88,076
 Citizen Watch Co., Ltd................................       9,000         55,135
 Cosmo Oil Co., Ltd....................................      10,000         15,658
 Dai Nippon Pharmaceutical Co., Ltd....................       2,000         13,387
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      11,000         47,042
 Daicel Chemical Industries, Ltd.......................       6,000         17,733
 Daido Steel Co., Ltd..................................      25,000         39,879
 Daio Paper Corp.......................................       6,000         46,034
 Daishi Bank, Ltd......................................       6,000         23,604
 Daito Trust Construction Co., Ltd.....................       3,100         39,135
 Daiwa Bank, Ltd.......................................      40,000        135,049
 Daiwa House Industry Co., Ltd.........................      15,000        135,049
 *Daiwa Securities Co., Ltd............................      17,000        242,560
 Denki Kagaku Kogyo KK.................................       4,000         13,896
 Dowa Fire & Marine Insurance Co., Ltd.................       5,000         12,967
 Eighteenth Bank, Ltd..................................       2,000          7,751
 Ezaki Glico Co., Ltd..................................       2,000          9,590
 Fukuoka City Bank, Ltd................................       2,000          9,493
 Fukuyama Transporting Co., Ltd........................       8,000         57,151
 Futaba Industrial Co., Ltd............................       1,000         11,606
 *General Sekiyu KK....................................       6,000         14,679
 Higo Bank, Ltd........................................       7,000         30,689
 *Hino Motors, Ltd.....................................       8,000         25,444
 Hitachi Cable, Ltd....................................       8,000         47,208
 Hitachi Construction Machinery Co., Ltd...............       3,000         15,413
 Hitachi Maxell, Ltd...................................       1,000         26,814
 Hitachi Metals, Ltd...................................       7,000         32,196
 Hitachi, Ltd..........................................      77,000      1,062,484
 Hokkoku Bank, Ltd.....................................      10,000         41,591
 Hokuetsu Paper Mills, Ltd.............................       3,000         23,252
 *Hokuriku Bank, Ltd...................................      20,000         47,169
 House Foods Corp......................................       2,000         28,399
 Hyakugo Bank, Ltd. (105th Bank).......................       6,000         28,654
 Hyakujishi Bank, Ltd..................................       9,000         57,954
                                                               SHARES        VALUE+
                                                               ------        ------
 Inax Corp.............................................       4,000    $    23,682
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      27,000         33,557
 *Itochu Corp..........................................      31,000        184,450
 Itoham Foods, Inc.....................................       6,000         26,834
 Izumiya Co., Ltd......................................       5,000         44,527
 Japan Energy Corp.....................................      23,000         22,508
 Juroku Bank, Ltd......................................       6,000         27,362
 Kagoshima Bank, Ltd...................................       2,000          8,827
 Kajima Corp...........................................      21,000         70,695
 Kamigumi Co., Ltd.....................................       8,000         34,056
 Kandenko Co., Ltd.....................................       6,000         31,590
 Kansai Paint Co., Ltd., Osaka.........................       3,000          7,545
 Katokichi Co., Ltd....................................       1,000         25,102
 Kinden Corp...........................................       7,000         56,241
 Kissei Pharmaceutical Co., Ltd........................       1,000         16,754
 Kiyo Bank, Ltd........................................      16,000         45,095
 Koa Fire & Marine Insurance Co., Ltd..................       3,000          9,072
 *Kobe Steel, Ltd......................................      83,000         63,356
 Koito Manufacturing Co., Ltd..........................       3,000         14,092
 Kokuyo Co., Ltd.......................................       3,000         46,093
 Komatsu, Ltd..........................................      27,000        151,930
 Komori Corp...........................................       2,000         39,243
 Konica Corp...........................................       5,000         20,062
 Kyushu Matsushita Electric Co., Ltd...................       3,000         38,401
 Lintec Corp...........................................       2,000         20,845
 Makita Corp...........................................       4,000         36,405
 *Marubeni Corp........................................      43,000        167,060
 Maruichi Steel Tube, Ltd..............................       1,000         12,722
 Matsushita Electric Industrial Co., Ltd...............      60,000      1,517,835
 Michinoku Bank, Ltd...................................       3,000         18,055
 Mitsubishi Gas Chemical Co., Inc......................      11,000         25,190
 Mitsubishi Heavy Industries, Ltd......................      96,000        310,965
 *Mitsubishi Materials Corp............................      31,000         66,742
 Mitsui Trust & Banking Co., Ltd.......................      17,000         52,405
 Mori Seiki Co., Ltd...................................       2,000         27,401
 Mycal Corp............................................       7,000         33,978
 *NKK Corp.............................................     197,000        156,158
 NOK Corp..............................................       2,000          7,340
 NTN Corp..............................................      13,000         45,163
 Nanto Bank, Ltd.......................................       7,000         54,940
 *National House Industrial Co., Ltd...................       3,000         21,138
 *New Japan Securities Co., Ltd........................      21,000         60,625
 Nichirei Corp.........................................       3,000          8,367
 Nippon Kayaku Co., Ltd................................       5,000         23,487
 Nippon Mitsubishi Oil Company.........................      85,000        375,153
 Nippon Sanso Corp.....................................       5,000         15,658
 Nippon Sheet Glass Co., Ltd...........................       7,000         40,554
 Nippon Shinpan Co., Ltd...............................      15,000         44,185
 Nippon Shokubai Co., Ltd..............................       2,000          9,199
 Nishimatsu Construction Co., Ltd......................       8,000         35,935
 Nishi-Nippon Bank, Ltd................................      10,000         42,863
 *Nissan Motor Co., Ltd................................      25,000        116,211
 Nissei Sangyo Co., Ltd................................       1,000         14,777
 Nisshin Steel Co., Ltd................................      57,000         58,570
 *Nisshinbo Industries, Inc............................      11,000         55,546
 *Nissho Iwai Corp.....................................      50,000         45,016
 Noritz Corp...........................................       1,000         11,567

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Okumura Corp..........................................       7,000    $    23,634
 *Omron Corp...........................................       2,000         49,127
 Pioneer Electronic....................................       5,000        111,318
 *Q.P. Corp............................................       3,000         20,991
 Ryosan Co., Ltd.......................................       1,000         24,465
 Sakura Bank, Ltd......................................      73,000        539,365
 San In Godo Bank, Ltd.................................       4,000         29,554
 Sanwa Shutter Corp....................................       5,000         17,126
 Sanyo Electric........................................      54,000        214,023
 Seino Transportation Co., Ltd.........................       8,000         48,148
 Sekisui Chemical Co., Ltd.............................      16,000         75,941
 Sekisui House, Ltd....................................      20,000        193,766
 Shiga Bank, Ltd.......................................       3,000         14,679
 Shimachu Co., Ltd.....................................       1,000         14,190
 Shimadzu Corp.........................................       5,000         20,551
 Shimizu Corp..........................................      18,000         60,948
 Showa Shell Sekiyu KK.................................      11,000         62,759
 Snow Brand Milk Products Co., Ltd.....................       6,000         24,368
 Stanley Electric Co., Ltd.............................       4,000         22,430
 Sumitomo Forestry Co., Ltd............................       3,000         21,432
 *Sumitomo Metal Industries, Ltd. Osaka................     106,000        101,659
 *Sumitomo Metal Mining Co., Ltd.......................      12,000         27,362
 Sumitomo Osaka Cement Co., Ltd........................       4,000          5,441
 Sumitomo Realty & Development Co., Ltd................       6,000         22,312
 Sumitomo Trust & Banking Co., Ltd.....................      18,000        154,308
 Suruga Bank, Ltd......................................       4,000         73,631
 TEC Corp..............................................       4,000         12,565
 Taiheiyo Cement Corp..................................      55,000        108,186
 Taisei Corp...........................................      28,000         59,461
 Takara Standard Co., Ltd..............................       1,000          5,138
 Tanabe Seiyaku Co., Ltd...............................       4,000         24,896
 Teikoku Oil Co., Ltd..................................       3,000         10,364
 Thermal Engineering Co., Ltd..........................       1,000          6,664
 Toda Corp.............................................       7,000         26,579
 Toho Bank, Ltd........................................       2,000          9,062
 Tokuyama Corp.........................................       3,000         11,420
 Tokyo Style Co., Ltd..................................       3,000         26,716
 Toto, Ltd.............................................      10,000         61,164
 Toyo Seikan Kaisha, Ltd...............................       6,000        107,452
 Toyo Suisan Kaisha, Ltd...............................       1,000          7,731
 Toyo Trust & Banking Co., Ltd.........................      26,000        137,907
 Toyobo Co., Ltd.......................................      15,000         21,725
 Toyoda Machine Works, Ltd.............................       3,000         19,964
 Toyota Tsusho Corp....................................       3,000          9,395
 Victor Co. of Japan, Ltd..............................       7,000         48,021
 Wacoal Corp...........................................       4,000         35,661
 Yamaguchi Bank........................................       5,000         43,059
 Yamaha Corp...........................................       3,000         27,480
 Yamatake-Honeywell Co., Ltd...........................       1,000          7,291
 *Yasuda Trust & Banking Co., Ltd......................      85,000        163,869
 Yodogawa Steel Works, Ltd.............................       5,000         15,903
 Yokogawa Electric Corp................................       7,000         45,692
 Yokohama Rubber Co., Ltd..............................       3,000          6,958
 Zexel Corp............................................      19,000         39,047
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $9,679,582)....................................                 10,906,284
                                                                       -----------
                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (1.3%)
 *Japanese Yen
   (Cost $553,342).....................................                $   554,151
                                                                       -----------
TOTAL -- JAPAN
  (Cost $10,232,924)...................................                 11,460,435
                                                                       -----------
UNITED KINGDOM -- (20.6%)
COMMON STOCKS -- (18.2%)
 Aggregate Industries P.L.C............................      24,000         27,044
 *Allied Domecq P.L.C. (New)...........................      40,100        213,158
 Antofagasta Holdings P.L.C............................       8,200         55,049
 Arjo Wiggins Appleton P.L.C...........................      31,600         96,130
 Arriva P.L.C..........................................       6,570         32,151
 Associated British Foods P.L.C........................      28,920        144,056
 Associated British Ports Holdings P.L.C...............      10,200         48,331
 BAA P.L.C.............................................      34,654        244,784
 BPB P.L.C.............................................      15,300         80,233
 Barratt Developments P.L.C............................       4,000         19,304
 Beazer Group P.L.C....................................       3,000          7,000
 Berkeley Group P.L.C..................................       4,760         50,074
 Blue Circle Industries P.L.C..........................      25,000        143,244
 Britannic P.L.C.......................................       7,000        118,179
 British Airways P.L.C.................................      39,000        233,400
 British Land Co. P.L.C................................      19,400        139,816
 British Vita P.L.C....................................       4,800         18,463
 *British-Borneo Petroleum Syndicate P.L.C.............       9,800         29,188
 Brixton Estate P.L.C..................................       5,100         18,439
 Burford Holdings P.L.C................................       4,000          6,785
 CGU P.L.C.............................................      47,421        717,515
 Capital Shopping Centres P.L.C........................      15,000         94,249
 Caradon P.L.C.........................................      13,000         33,439
 Carillion P.L.C.......................................       2,940          5,221
 Chelsfield P.L.C......................................       7,000         36,624
 Chorion P.L.C.........................................       1,168            744
 Cookson Group P.L.C...................................       9,000         35,442
 *Corus Group P.L.C....................................     177,900        361,262
 Elementis P.L.C.......................................      10,194         12,339
 Enterprise Oil P.L.C..................................       3,000         21,502
 Glynwed International P.L.C...........................       5,000         17,759
 Great Universal Stores P.L.C..........................      30,700        205,608
 Hammerson P.L.C.......................................      10,800         78,696
 Hanson P.L.C..........................................      23,600        196,773
 Hilton Group P.L.C....................................      55,200        177,154
 IMI P.L.C.............................................      10,000         41,172
 Johnson Matthey P.L.C.................................       5,000         52,958
 Lasmo P.L.C...........................................      13,900         27,452
 Lex Service P.L.C.....................................       2,300         17,400
 Lonmin P.L.C..........................................       4,328         38,878
 Marks & Spencer P.L.C.................................      93,280        373,648
 Millennium and Copthorne Hotels P.L.C.................       8,650         52,697
 Morgan Crucible Company P.L.C.........................       8,000         34,466
 Morrison (Wm.) Supermarkets P.L.C.....................      10,019         20,425
 Norwich Union P.L.C...................................      52,000        367,518
 Peninsular & Oriental Steam Navigation Co.............      24,000        352,053
 Pilkington P.L.C......................................      35,628         49,652
 Pillar Property P.L.C.................................       1,700          8,664
 RMC Group P.L.C.......................................       9,000        109,945
 *Railtrack Group P.L.C................................      18,151        278,975

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Rank Group P.L.C......................................      28,000    $    87,296
 Rexam P.L.C...........................................       5,122         20,330
 Rio Tinto P.L.C.......................................      16,148        316,345
 Rolls-Royce P.L.C.....................................      55,312        167,823
 Royal & Sun Alliance Insurance Group P.L.C............      51,700        317,433
 Safeway P.L.C.........................................      37,901        111,374
 Sainsbury (J.) P.L.C..................................      69,689        343,528
 Scottish & Newcastle P.L.C............................      22,600        172,957
 Signet Group P.L.C....................................      45,000         43,362
 Slough Estates P.L.C..................................      14,900         82,822
 Smith (David S.) Holdings P.L.C.......................      14,000         38,575
 Tarmac P.L.C..........................................       5,611         49,509
 Tate & Lyle P.L.C.....................................      12,500         85,260
 Taylor Woodrow P.L.C..................................      14,463         34,668
 Thistle Hotels P.L.C..................................      17,000         48,060
 Trinity P.L.C.........................................       4,130         36,145
 Unigate P.L.C.........................................       5,100         24,389
 United Assurance Group P.L.C..........................      13,000         75,574
 United Biscuits Holdings P.L.C........................      10,100         36,677
 Weir Group P.L.C......................................       3,000         13,212
 Whitbread P.L.C.......................................      16,000        153,282
 Wilson Bowden P.L.C...................................       2,000         21,661
 Wimpey (George) P.L.C.................................       7,900         15,791
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $8,885,679)....................................                  7,841,131
                                                                       -----------
INVESTMENT IN CURRENCY -- (2.4%)
 *British Pound Sterling
   (Cost $1,034,046)...................................                  1,023,779
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $9,919,725)....................................                  8,864,910
                                                                       -----------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France SA)...............       7,200        395,827
 Banque Nationale de Paris.............................       3,900        357,344
 Christian Dior SA.....................................       1,200        215,675
 Colas SA..............................................         100         19,614
 Eiffage SA............................................         500         32,774
 Eridania Beghin-Say SA................................       1,000        111,765
 Esso SA...............................................         300         22,655
 *Euro Disney SCA......................................      41,250         37,796
 Faurecia SA...........................................         400         22,252
 Fonciere Lyonnaise SA.................................         300         38,634
 GTM Entrepose.........................................         400         37,879
 Generale des Establissements Michelin SA Series B.....       5,300        212,393
 Imetal................................................         500         64,441
 LaFarge SA............................................       1,550        146,157
 Labinal SA............................................         200         21,950
 Pechiney SA Series A..................................       1,700         98,509
 Pernod-Ricard.........................................       2,200        125,378
 Peugeot SA............................................       1,900        372,095
 Rallye SA.............................................         700         49,337
 Rue Imperiale de Lyon.................................          19         35,603
 SEB SA................................................         400         23,038
 Saint-Gobain..........................................       3,400        578,557
 Societe des Ciments de Francais.......................       1,500         92,130
 Societe Generale Paris................................       1,800        387,853
 Thomson-CSF...........................................       1,800         52,215
                                                               SHARES        VALUE+
                                                               ------        ------
 Union Assurances Federales SA.........................         400    $    48,331
 Usinor................................................       9,500        145,395
                                                                       -----------
TOTAL -- FRANCE
  (Cost $3,666,784)....................................                  3,745,597
                                                                       -----------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
 AGIV AG fuer Industrie & Verkehrswesen................         400          7,431
 BASF AG...............................................      12,400        569,959
 BHW Holding AG, Berlin................................       3,500         61,672
 *Bankgesellschaft Berlin AG...........................       2,600         40,578
 Bayer AG..............................................      14,200        598,363
 Bayerische Motorenwerke AG............................       2,600         69,636
 Bayerische Vereinsbank AG.............................       6,000        372,145
 Bilfinger & Berger Bau AG, Mannheim...................         300          5,528
 Commerzbank AG........................................       9,550        307,705
 Continental AG........................................       2,400         47,364
 Deutsche Bank AG......................................      11,900        774,633
 Deutsche Lufthansa AG.................................       5,300        116,869
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......         700         52,791
 Dresdner Bank AG......................................       8,000        370,534
 Fresenius Medical Care AG.............................         600         48,995
 Heidelberger Zement AG, Heidelberg....................         220         16,614
 Hochtief AG...........................................       1,050         40,122
 Linde AG..............................................       2,133        106,311
 *MAN AG...............................................       2,150         65,377
 Merck KGAA............................................         400         12,083
 Vereins & Westbank AG.................................         600         17,157
                                                                       -----------
TOTAL -- GERMANY
  (Cost $3,586,580)....................................                  3,701,867
                                                                       -----------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (5.9%)
 Ascom Holding AG, Bern................................          20         42,555
 Baloise-Holding, Basel................................         360        288,972
 Ciba Spezialitaetenchemie Holding AG..................       4,400        318,063
 Financiere Richemont AG...............................          95        211,990
 Helvetia Patria Holding, St. Gallen...................         180        139,168
 Interallianz Bank AG, Zuerich.........................         450        108,619
 Jelmoli Holding AG, Zuerich...........................          10         11,157
 *Oerlikon-Buehrle Holding AG, Zuerich.................         200         34,321
 Roche Holding AG, Basel...............................          35        584,111
 Sairgroup, Zuerich....................................         840        172,923
 Saurer AG, Arbon......................................          20          9,366
 Schindler Holding AG, Hergiswil.......................          50         72,758
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................         300        169,152
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          60         32,963
 Sika Finanz AG, Baar..................................         160         51,493
 *Sulzer AG, Winterthur................................         220        137,044
 Sulzer Medic AG.......................................         390         73,544
 Swatch Group AG.......................................          90         77,335
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,569,420)....................................                  2,535,534
                                                                       -----------

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (0.4%)
 *Swiss Francs
   (Cost $190,320).....................................                $   189,983
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $2,759,740)....................................                  2,725,517
                                                                       -----------
NETHERLANDS -- (4.8%)
COMMON STOCKS -- (4.8%)
 ABN Amro Holding NV...................................      18,041        439,054
 Asr Verzekeringsgroep NV..............................         300         17,339
 Buhrmann NV...........................................         400          6,287
 DSM NV................................................       1,106         37,863
 Fortis (NL)...........................................       1,800         61,676
 Ing Groep NV..........................................      11,900        669,192
 Ispat International NV................................       1,400         20,158
 KLM (Koninklijke Luchtvaart Mij) NV...................         230          5,627
 Koninklijke KPN NV....................................       4,753        264,651
 *Philips Electronics NV...............................       4,272        519,827
 Vendex NV (non-food)..................................         303          7,993
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $1,874,417)....................................                  2,049,667
                                                                       -----------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Banca di Roma.........................................     172,500        231,005
 Banca Popolare di Milano..............................       8,000         45,511
 Banca Toscana.........................................       5,000         17,822
 CIR SpA (Cie Industriale Riunite), Torino.............      17,500         42,113
 Cartiere Burgo SpA....................................       4,000         27,186
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      40,900         47,936
 *Fabbrica Italiana Magneti Marelli SpA................       2,500          8,433
 Fiat SpA..............................................      11,000        300,818
 *Fiat SpA.............................................       3,000         38,665
 INA (Istituto Nazionale delle Assicurazioni SpA)......      52,000        145,032
 Ifil Finanziaria Partecipazioni SpA...................       6,000         46,518
 Italcementi Fabbriche Riunite Cemento SpA, Bergamo....       5,000         61,168
 Montedison SpA........................................      78,800        120,601
 Parmalat Finanziaria SpA..............................      20,000         23,259
 RAS SpA (Riunione Adriatica di Sicurta)...............      13,250        112,600
 *SAI SpA (Sta Assicuratrice Industriale SpA)..........       3,500         31,118
 Sirti SpA.............................................       6,500         39,334
 Snia BPD SpA..........................................      10,000         10,139
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................       2,500         27,916
 Unione Immobiliare SpA................................     148,000         72,423
                                                                       -----------
TOTAL -- ITALY
  (Cost $1,567,083)....................................                  1,449,597
                                                                       -----------
SPAIN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Aceralia Corporacion Siderurgica SA...................       7,600         88,997
 Acerinox SA...........................................       2,300         70,749
 Aumar (Autopistas del Mare Nostrum SA)................       4,000         68,589
 Autopistas Concesionaria Espanola SA..................      14,440        147,866
                                                               SHARES        VALUE+
                                                               ------        ------
 Azucarera Ebro Agricolas SA...........................       4,000    $    64,320
 Banco Pastor SA, La Coruna............................         500         19,101
 Cementos Portland SA..................................       1,100         27,523
 Cia Espanola de Petroleous SA.........................      16,300        164,123
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       3,300         56,320
 ENDESA SA, Madrid.....................................       8,400        166,620
 Hidroelectrica del Cantabrico SA......................       6,200         88,958
 Metrovacesa SA........................................       1,100         19,549
 Vallehermoso SA.......................................       5,200         38,640
                                                                       -----------
TOTAL -- SPAIN
  (Cost $1,127,213)....................................                  1,021,355
                                                                       -----------
AUSTRALIA -- (2.3%)
COMMON STOCKS -- (2.2%)
 Boral, Ltd............................................      40,877         60,545
 CSR, Ltd..............................................      25,997         62,302
 Colonial, Ltd.........................................      26,863        107,069
 *GIO Australia Holdings, Ltd..........................      10,499         16,351
 Goodman Fielder, Ltd..................................      39,162         35,101
 MIM Holdings..........................................      42,758         35,607
 Mayne Nickless, Ltd...................................       5,213         13,587
 Normandy Mining, Ltd..................................      54,950         39,472
 North, Ltd............................................      19,098         37,513
 Pacific Dunlop, Ltd...................................      23,828         31,960
 *Pasminco, Ltd........................................      16,418         15,655
 Pioneer International, Ltd............................      18,790         55,064
 Quantas Airways, Ltd..................................       7,770         20,399
 Rio Tinto, Ltd........................................      11,550        202,276
 Santos, Ltd...........................................      18,673         49,854
 St. George Bank, Ltd..................................      11,592         70,594
 Suncorp-Metway Limited................................       4,757         24,585
 WMC, Ltd..............................................      13,026         59,785
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $961,141)......................................                    937,719
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $39,619)......................................                     39,509
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $1,000,760)....................................                    977,228
                                                                       -----------
EMU -- (2.2%)
INVESTMENT IN CURRENCY -- (2.2%)
 *Euro Currency
   (Cost $983,069).....................................                    964,578
                                                                       -----------
HONG KONG -- (2.2%)
COMMON STOCKS -- (2.1%)
 Amoy Properties, Ltd..................................      88,500         68,371
 Great Eagle Holdings, Ltd.............................      12,000         21,245
 Hang Lung Development Co., Ltd........................      43,000         44,570
 *Hong Kong & Shanghai Hotels, Ltd.....................      31,500         18,860
 Hysan Development Co., Ltd............................      39,000         46,450
 Kerry Properties, Ltd.................................      19,000         22,629
 New World Development Co., Ltd........................      65,000        128,888
 *Shangri-La Asia, Ltd.................................      46,000         53,899
 Shangri-La Hotel, Ltd.................................      20,000         21,374
 Sino Land Co., Ltd....................................      90,000         42,877
 Swire Pacific, Ltd. Series A..........................      28,000        160,795
 *Tsim Sha Tsui Properties, Ltd........................      42,000         26,769

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Wharf Holdings, Ltd...................................      69,600    $   176,544
 Wheelock and Co., Ltd.................................      78,000         79,342
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $995,690)......................................                    912,613
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $39,270)......................................                     39,282
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,034,960)....................................                    951,895
                                                                       -----------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
 Assidomaen AB.........................................       4,450         74,855
 *Avesta Sheffield AB..................................       3,600         17,447
 Gambro AB Series A....................................       6,400         66,251
 *Gambro AB Series B...................................         800          8,234
 Kinnevik Industrifoervaltnings AB Series B............       1,100         28,338
 Mo Och Domsjoe AB Series B............................       3,300        107,916
 NCC AB Series B.......................................       2,500         26,026
 Perstorp AB Series B..................................       1,300         11,010
 SSAB Swedish Steel Series A...........................       1,900         24,362
 Svedala Industri......................................         600         10,058
 Svenska Cellulosa AB Series B.........................       5,800        161,357
 *Svenska Kullagerfabriken AB Series A.................         600         12,810
 Svenska Kullagerfabriken AB Series B..................         500         11,146
 Trelleborg AB Series B................................       3,100         25,709
 Volvo AB Series A.....................................       4,000         96,459
 Volvo AB Series B.....................................       8,900        216,191
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $911,400)......................................                    898,169
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $57)..........................................                         57
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $911,457)......................................                    898,226
                                                                       -----------
FINLAND -- (2.0%)
COMMON STOCKS -- (2.0%)
 Huhtamaki Van Leer Oyj................................       1,200         36,490
 Kemira Oyj............................................      12,700         73,912
 Kesko Oyj.............................................      11,900        127,248
 Metra Oyj Series B....................................       3,700         62,141
 Metsa-Serla Oyj Series B..............................      17,000        167,747
 *Metso Oyj............................................      16,542        179,051
 Outokumpu Oyj Series A................................      15,100        171,045
 Rautaruukki Oy Series K...............................       2,100         12,475
 Upm-Kymmene Oyj.......................................         800         26,743
                                                                       -----------
TOTAL -- FINLAND
  (Cost $891,743)......................................                    856,852
                                                                       -----------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Bekaert SA...........................................       1,000         50,797
 Cimenteries CBR Cementsedrijoen.......................         700         71,539
 Solvay SA.............................................       3,300        245,882
                                                               SHARES        VALUE+
                                                               ------        ------
 Tessenderlo Chemie....................................         800    $    35,765
 Union Miniere SA......................................       2,100         77,178
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $463,826)......................................                    481,161
                                                                       -----------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (0.9%)
 Fraser & Neave, Ltd...................................      20,000         87,501
 Keppel Corp., Ltd.....................................      53,000        140,704
 Keppel Land, Ltd......................................      55,000         89,049
 Singapore Land, Ltd...................................      27,000         63,644
 United Industrial Corp., Ltd..........................      45,000         24,375
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $439,482)......................................                    405,273
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $42,697)......................................                     42,373
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $482,179)......................................                    447,646
                                                                       -----------
DENMARK -- (1.0%)
COMMON STOCKS -- (0.8%)
 *Carlsberg A.S. Series B..............................       1,100         43,477
 Danisco A.S...........................................         680         27,797
 Den Danske Bank A.S...................................         930        105,741
 Fls Industries........................................         290          7,890
 *Jyske Bank A.S.......................................       2,640         52,237
 Kapital Holdings A.S..................................       1,171         56,824
 Unidanmark A.S. Series A..............................         680         51,544
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $328,077)......................................                    345,510
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *Danish Krone
   (Cost $70,931)......................................                     70,688
                                                                       -----------
TOTAL -- DENMARK
  (Cost $399,008)......................................                    416,198
                                                                       -----------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Independent Newspapers P.L.C..........................      12,100         63,353
 Jefferson Smurfit Group P.L.C.........................      59,962        163,013
                                                                       -----------
TOTAL -- IRELAND
  (Cost $225,566)......................................                    226,366
                                                                       -----------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................       4,600         67,903
 Christiania Bank Og Kreditkasse.......................       3,700         17,074
 Den Norske Bank ASA Series A..........................      11,900         48,122
 *Kvaerner ASA.........................................       1,900         35,825
 Norske Skogindustrier ASA Series A....................         500         22,142
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $183,524)......................................                    191,066
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $27,036)......................................                     26,997
                                                                       -----------
TOTAL -- NORWAY
  (Cost $210,560)......................................                    218,063
                                                                       -----------

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

PORTUGAL -- (0.4%)

                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............         500    $    12,486
 Cimpor Cimentos de Portugal SA........................       2,160         33,819
 Portugal Telecom SA...................................      13,000        125,005
                                                                       -----------
TOTAL -- PORTUGAL
  (Cost $162,672)......................................                    171,310
                                                                       -----------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       1,478         78,144
 Voest-Alpine Stahl AG.................................         227          7,641
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $85,793).......................................                     85,785
                                                                       -----------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Carter Holt Harvey, Ltd...............................      35,500         43,065
 *Lion Nathan, Ltd.....................................      11,200         24,833
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $72,564).......................................                     67,898
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $96)..........................................                         96
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $72,660).......................................                     67,994
                                                                       -----------

TEMPORARY CASH
  INVESTMENTS -- (2.9%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $1,285,938) to be
   repurchased at $1,261,186.
   (Cost $1,261,000)...................................    $  1,261    $ 1,261,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $42,919,719)++.................................                $43,043,247
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $42,918,719.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                     VALUE+
                                                                     ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (36.5%) (Cost $87,401,724)...      $ 91,572,482
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (23.2%) (Cost $94,100,022).......        58,083,535
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (20.7%) (Cost $60,777,409)...        51,922,518
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (19.2%) (Cost $41,862,647)...        48,270,157
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
    12/01/99
    (Collateralized by U.S. Treasury Notes 4.50%, 01/31/01,
    valued at $1,058,675)
    to be repurchased at $1,034,152 (Cost $1,034,000).......         1,034,000
                                                                  ------------
    Total Investments (100%) (Cost $285,175,802)++..........      $250,882,692
                                                                  ============

--------------
++The cost for federal income tax purposes is 285,292,377.

                      THE JAPANESE SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of The DFA
  Investment
  Trust Company.............................................       $144,593,941
                                                                   ------------
    Total Investments (100%) (Cost $277,909,683)++..........       $144,593,941
                                                                   ============

--------------
++The cost for federal income tax purposes is $280,999,626.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                      VALUE+
                                                                      ------
Investment in The Pacific Rim Small Company Series of The
  DFA Investment
  Trust Company.............................................       $131,808,240
                                                                   ------------
    Total Investments (100%) (Cost $154,906,888)++..........       $131,808,240
                                                                   ============

--------------
++The cost for federal income tax purposes is $155,417,026.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                                 VALUE+
                                                                                 ------
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..............................                   $83,853,220
                                                                               -----------
    Total Investments (100%) (Cost $65,778,444)++...........                   $83,853,220
                                                                               ===========

--------------
++The cost for federal income tax purposes is $65,850,184.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1999

                                                                                    VALUE+
                                                                                    ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................                     $160,799,972
                                                                                 ------------
    Total Investments (100%) (Cost $131,816,175)++..........                     $160,799,972
                                                                                 ============

--------------
++The cost for federal income tax purposes is $132,111,182.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (27.4%)
COMMON STOCKS -- (27.4%)
 Achilles Corp.........................................       75,000   $    124,774
 Aica Kogyo Co., Ltd...................................       75,000        491,021
 *Aichi Corp...........................................       63,200        149,055
 #Aichi Machine Industry Co., Ltd......................       86,000        180,946
 Aichi Steel Works, Ltd................................      261,000        664,089
 Aida Engineering, Ltd.................................       84,000        265,518
 *Akai Electric Co., Ltd...............................       95,000         63,219
 Amada Metrecs Co., Ltd................................       71,000        338,376
 #Amada Sonoike Co., Ltd...............................      133,000        262,915
 *#Amada Wasino Co., Ltd...............................      150,000        154,132
 Ando Corp.............................................      177,000        356,823
 *#Aoki Corp...........................................      361,000        183,706
 Aoki International Co., Ltd...........................       63,000        229,349
 Arai-Gumi, Ltd........................................       19,600         36,827
 Araya Industrial Co., Ltd.............................      194,000        243,010
 Asahi Kogyosha Co., Ltd...............................      114,000        314,606
 *Asahi Tec Corp.......................................       45,000         85,874
 Asanuma Corp..........................................      325,000        524,783
 Ashimori Industry Co., Ltd............................       44,000         97,314
 *Asics Corp...........................................      384,000        511,073
 *Atsugi Nylon Industrial Co., Ltd.....................      352,000        434,036
 Azel Corp., Tokyo.....................................      152,000        498,312
 #Bandai Co., Ltd......................................       29,000      1,047,218
 Bank of Okinawa, Ltd..................................       36,700      1,009,218
 *#Bank of Osaka, Ltd..................................      223,000        394,999
 Bank of the Ryukyus, Ltd..............................       48,490        711,797
 Brother Industries, Ltd...............................      349,000        887,997
 Bunka Shutter Co., Ltd................................      129,000        301,717
 *Cabin Co., Ltd.......................................      164,000        248,764
 Calpis Co., Ltd.......................................       71,000        323,785
 Central Finance Co., Ltd..............................      387,000      1,102,089
 #Cesar Co.............................................       41,000        108,333
 *#Chiba Kogyo Bank, Ltd...............................       48,500        559,588
 *Chisan Tokan Co., Ltd................................      165,000        185,693
 *Chiyoda Corp.........................................      191,000        386,916
 Chuetsu Pulp and Paper Co., Ltd.......................      215,000        378,725
 Chugoku Marine Paints, Ltd............................       60,000        137,398
 Chuo Spring Co., Ltd., Nagoya.........................      222,000        727,797
 #Chuo Trust and Banking Co., Ltd......................      290,000      2,837,989
 Cleanup Corp..........................................       68,000        306,111
 D'urban, Inc..........................................       39,000         81,675
 Dai-Dan Co., Ltd......................................       42,000        267,162
 Daido Hoxan, Inc......................................      124,000        349,484
 Daido Steel Co., Ltd..................................      562,000        896,472
 *Daido Steel Sheet Corp...............................       45,000        108,333
 Daidoh, Ltd...........................................       91,000        225,307
 *#Daiei OMC, Inc......................................      264,000      1,061,839
 Daiho Corp............................................       83,000        149,454
 Daiichi Cement Co., Ltd...............................       77,000        106,248
 *Dai-Ichi Hotel, Ltd., Tokyo..........................      121,000        165,778
 *#Dai-Ichi Katei Denki Co., Ltd.......................      225,000        187,160
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................       19,000         98,547
 Daiken Corp...........................................       65,000        209,913
 *#Daikyo, Inc.........................................      176,000        508,098
 Daio Paper Corp.......................................      128,750        987,816
 *Daisue Construction Co., Ltd.........................       25,000         24,465
 *#Daiwa Danchi Co., Ltd...............................      170,000        399,276
 Daiwabo Co., Ltd......................................      215,000        279,836
                                                               SHARES        VALUE+
                                                               ------        ------
 *Danto Corp...........................................       10,000   $     41,004
 Deodeo Corp...........................................       57,600        623,997
 Descente, Ltd.........................................      202,000        484,318
 *Dijet Industrial Co., Ltd............................       10,000         14,875
 Eagle Industry Co., Ltd...............................       35,000        118,511
 Exedy Corp............................................       16,000        187,894
 *#First Baking Co., Ltd...............................       70,000        207,565
 Fuji Denki Reiki Co., Ltd.............................       67,000        344,229
 Fuji Kiko Co., Ltd....................................       45,000         77,066
 *Fujii & Co., Ltd.....................................        9,000          8,896
 Fujirebio, Inc........................................       91,000        597,553
 *#Fujita Corp.........................................      491,000        331,546
 Fukuda Corp...........................................       80,000        247,394
 Fukushima Bank, Ltd...................................       32,000        100,210
 *Furukawa Co., Ltd....................................       87,000        144,737
 *#Gakken Co., Ltd.....................................      127,000        254,783
 Gastec Service, Inc...................................       98,000        555,287
 *Godo Steel, Ltd......................................      206,000        251,994
 *Goldwin, Inc.........................................       54,000         81,910
 *Graphtec Corp........................................       99,000        184,078
 Gun-Ei Chemical Industry Co., Ltd.....................      306,000        524,049
 *Gunze Sangyo, Inc., Tokyo............................      222,000        282,429
 Gunze, Ltd............................................      315,000        878,553
 *Hanshin Sogo Bank, Ltd...............................      198,000        387,532
 #Harima Chemicals, Inc................................       83,000        302,158
 *#Hazama Corp.........................................      305,000        194,011
 Heiwado Co., Ltd......................................       73,000        514,361
 Hibiya Engineering, Ltd...............................       53,000        383,814
 Hisaka Works, Ltd.....................................      106,000        477,174
 Hitachi Koki Co., Ltd.................................      153,000        453,677
 Hitachi Medical Corp..................................       39,000        482,801
 Hitachi Plant Engineering & Construction Co., Ltd.....       48,000        118,374
 Hochiki Corp..........................................       17,000         56,231
 *Hodogaya Chemical Co., Ltd...........................       32,000         53,237
 Hokkai Can Co., Ltd., Tokyo...........................      125,000        307,041
 *Hokkaido Bank, Ltd...................................      477,000        756,216
 Hokkaido Gas Co., Ltd.................................        8,000         14,797
 Hokko Chemical Industry Co., Ltd......................       12,000         28,889
 Hokuriku Electrical Construction Co., Ltd.............       81,000        217,987
 Hokushin Co., Ltd.....................................       32,600         70,824
 Honen Corp............................................       67,000        129,168
 Ichikawa Co., Ltd.....................................      117,000        196,937
 Ichiken Co., Ltd......................................       45,000         59,451
 Idec Izumi Corp.......................................      130,000      1,590,253
 *Ikegami Tsushinki Co., Ltd...........................      129,000        310,554
 Inaba Denki Sangyo Co., Ltd...........................        9,000        128,943
 Inabata and Co., Ltd., Osaka..........................      178,000        726,388
 Intec, Inc............................................       32,000        501,678
 *Inui Steamship Co., Ltd..............................       32,000         26,932
 Ishizuka Glass Co., Ltd...............................      119,000        223,594
 Itochu Fuel Corp......................................      140,000        439,790
 Itoki Crebio Corp.....................................       63,000        184,342
 *Iwasaki Electric Co., Ltd............................       60,000        140,921
 *#Iwatsu Electric Co., Ltd............................       76,000        204,531
 Izumi Co., Ltd........................................       82,000        593,825
 #Izumiya Co., Ltd.....................................      151,000      1,344,718
 *#JGC Corp............................................      226,000        621,480
 JMS Co., Ltd..........................................      135,000        628,859

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Japan Oil Transportation Co., Ltd.....................       41,000   $     71,018
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       35,000         84,601
 *Japan Steel Works, Ltd...............................      237,000        343,260
 Japan Transcity Corp..................................       79,000        158,487
 Japan Vilene Co., Ltd.................................      202,000        472,457
 #Joban Kosan Co., Ltd.................................       87,000        144,737
 #Joshin Denki Co., Ltd................................       71,000        204,276
 *#Jujiya Co., Ltd.....................................      265,000        272,300
 Juken Sangyo Co., Ltd.................................       38,000        203,043
 Kaga Electronics Co., Ltd.............................        7,000         78,505
 Kahma Co., Ltd........................................       41,000        263,209
 *#Kamagai Gumi Co., Ltd...............................      878,000        738,934
 Kamei Corp............................................       65,000        368,302
 Kanaden Corp..........................................       11,000         68,249
 #Kanamoto Co., Ltd....................................       10,000         60,479
 Kanematsu Electronics, Ltd............................       87,000        495,513
 Kansei Corp...........................................       89,000        243,871
 #Kanto Auto Works, Ltd., Yokosuka.....................      220,000      1,836,473
 #Kanto Bank, Ltd......................................       30,700        414,601
 Kanto Natural Gas Development Co., Ltd................      198,000        885,511
 Kasei (C.I.) Co., Ltd.................................       12,000         48,265
 #Kasumi Co., Ltd......................................       43,000        195,674
 Kato Works Co., Ltd...................................      100,000        169,301
 Katsumura Construction Co., Ltd.......................       24,000         38,284
 Kawada Industries, Inc................................       95,000        219,406
 *Kawashima Textile Manufacturers, Ltd.................      306,000        398,278
 Kawasho Corp..........................................      425,000        565,641
 Kawasho Gecoss Corp...................................       45,300        188,408
 Kayaba Industry Co., Ltd..............................       80,000        169,888
 Keihin Co., Ltd.......................................       34,000         50,908
 Keiyo Co., Ltd........................................       35,000        188,384
 Kinki Sharyo Co., Ltd., Nagaokakyo....................       52,000         80,403
 Kinseki, Ltd..........................................       67,000        379,635
 *Kinsho-Mataichi Corp.................................       51,000         52,405
 Kioritz Corp..........................................      237,000        331,663
 Kitagawa Iron Works Co., Ltd..........................       41,000         64,599
 Kitano Construction Corp..............................       98,000        244,556
 *Kitz Corp............................................      197,000        381,719
 #Kiyo Bank, Ltd.......................................      375,000      1,056,906
 Kokune Corp...........................................       99,000        116,260
 Kokusai Kogyo Co., Ltd................................       71,000        479,424
 Komai Tekko, Inc......................................       63,000        255,243
 *Komatsu Construction Co., Ltd........................       16,000         20,355
 *Komatsu Forklift Co., Ltd............................      111,000        186,838
 Komatsu Zenoah Co.....................................        1,000          3,053
 *Kosei Securities Co., Ltd............................      118,000        254,049
 *Krosaki Corp.........................................       32,000         72,026
 Kumiai Chemical Industry Co., Ltd., Tokyo.............       66,000        122,719
 Kurabo Industries, Ltd................................      337,000        491,393
 Kurimoto, Ltd.........................................      171,000        379,870
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................       39,000        217,547
 Kyosan Electric Manufacturing Co., Ltd................       21,000         49,733
 Kyowa Leather Cloth Co., Ltd..........................       75,000        331,751
 Kyudenko Corp.........................................      107,000        412,565
 #Kyushu Bank, Ltd.....................................      314,000        943,367
 Life Corp.............................................       14,000         76,724
 #MR Max Corp..........................................       39,000        147,321
 Maeda Corp............................................      244,000        752,165
                                                               SHARES        VALUE+
                                                               ------        ------
 Maeda Road Construction Co., Ltd......................      103,000   $    517,091
 Magara Construction Co., Ltd..........................       57,000        103,753
 *Marudai Food Co., Ltd................................      170,000        309,439
 Maruetsu, Inc.........................................      192,000        717,757
 #Marusan Securities Co., Ltd..........................       25,000        166,365
 Maruzen Showa Unyu Co., Ltd...........................      143,000        279,884
 Matsui Construction Co., Ltd..........................       90,000        267,750
 Matsuo Bridge Co., Ltd................................       90,000        189,362
 *Meiko National Securities Letters of Guarantee.......       62,000        164,427
 Meito Sangyo Co., Ltd.................................       90,000        989,969
 #Mitsuba Corp.........................................       72,000        465,039
 Mitsubishi Cable Industries, Ltd......................       67,000        102,285
 Mitsubishi Paper Mills, Ltd...........................      419,000        651,964
 *Mitsubishi Steel Manufacturing Co., Ltd..............      185,000        175,613
 *Mitsui Construction Co., Ltd.........................      199,000        185,008
 Mitsui Home Co., Ltd..................................       23,000        107,364
 Mitsui Matsushima Co., Ltd............................       55,000        105,495
 *Mitsui Mining Co., Ltd...............................      129,000        155,277
 Mitsui Wood Systems, Inc..............................       37,000         62,641
 Mitsuuroko Co., Ltd...................................      174,000        861,613
 Miyazaki Bank, Ltd....................................      127,260        511,854
 Miyuki Keori Co., Ltd.................................      124,000        527,866
 Mizuno Corp...........................................      176,000        501,208
 Morita Corp...........................................      117,000        408,759
 *Morozoff, Ltd., Osaka................................      119,000        237,569
 Mory Industries, Inc..................................       56,000        149,063
 *#Mutoh Industries, Ltd...............................      147,000        798,405
 Mutow Co., Ltd........................................       89,000        796,937
 Nabco, Ltd............................................      107,000        179,058
 Nagase & Co., Ltd.....................................      196,000        807,516
 *#Naigai Co., Ltd.....................................      140,000        150,707
 Nakamuraya Co., Ltd...................................        8,000         23,409
 *#Nakano Corp.........................................      157,000        173,616
 #Nakayama Steel Works, Ltd............................      151,000        232,001
 Neturen Co., Ltd., Tokyo..............................       73,000        211,460
 *#New Japan Securities Co., Ltd.......................      541,000      1,561,824
 #Nichia Steel Works, Ltd..............................      156,200        764,300
 Nichimen Corp.........................................      148,000        178,147
 Nichimo Co., Ltd......................................      127,000        211,283
 *Nichimo Corp.........................................      104,000        117,043
 Nichireki Co., Ltd....................................       32,000        164,721
 Nihon Kohden Corp.....................................       82,000        248,764
 Nihon Matai Co., Ltd..................................      119,000        294,632
 Nihon Nohyaku Co., Ltd................................       90,000        200,812
 Nihon Parkerizing Co., Ltd............................      228,000        736,311
 Nihon Tokushu Toryo Co., Ltd..........................       79,000        178,588
 Niigata Chuo Bank, Ltd................................      321,000          3,141
 Nikko Co., Ltd., Akashi...............................      123,000        298,517
 Nippon Beet Sugar Manufacturing Co., Ltd..............      217,000        369,506
 Nippon Chemical Industrial Co., Ltd...................       47,000        127,866
 #Nippon Chemi-Con Corp................................      119,000        372,657
 *#Nippon Chemiphar Co., Ltd...........................      115,000        307,237
 *Nippon Columbia Co., Ltd.............................       35,000         68,846
 *Nippon Concrete Industries Co., Ltd..................       23,000         25,884
 Nippon Conlux Co., Ltd................................       78,000        396,927
 *Nippon Conveyor Co., Ltd.............................       52,000         61,575
 Nippon Denko Co., Ltd.................................      137,000        209,150
 Nippon Densetsu Kogyo Co., Ltd........................       86,000        256,691
 Nippon Fine Chemical Co., Ltd.........................        9,000         35,935

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Nippon Formula Feed Manufacturing Co., Ltd...........       35,000   $     46,582
 Nippon Hodo Co., Ltd..................................      151,000        784,665
 Nippon Hume Pipe Co., Ltd.............................       95,000        287,273
 Nippon Koei Co., Ltd., Tokyo..........................      121,000        288,927
 *Nippon Koshuha Steel Co., Ltd........................      133,000        149,679
 Nippon Light Metal Co., Ltd...........................      525,000        621,666
 Nippon Metal Industry Co., Ltd........................      238,000        323,746
 Nippon Mitsubishi Oil Company.........................      265,050      1,169,815
 Nippon Paint Co., Ltd.................................      315,000        699,760
 Nippon Piston Ring Co., Ltd...........................        8,000         11,352
 Nippon Road Co., Ltd..................................      125,000        238,538
 *Nippon Seisen Co., Ltd...............................       35,000         85,286
 Nippon Shinpan Co., Ltd...............................      386,000      1,137,016
 Nippon Suisan Kaisha, Ltd.............................      104,000        202,535
 Nippon Synthetic Chemical Industry Co., Ltd...........      133,000        249,900
 *Nippon Valqua Industries, Ltd........................      153,000        262,025
 *Nippon Yakin Kogyo Co., Ltd..........................      237,000        287,596
 *Nissan Construction Co., Ltd.........................      106,000        124,480
 *#Nissan Diesel Motor Co., Ltd........................      179,000        173,421
 Nissan Shatai Co., Ltd................................       55,000         86,118
 Nisshin Oil Mills, Ltd................................      189,000        689,896
 *Nisshinbo Industries, Inc............................        9,000         45,447
 Nissin Electric Co., Ltd..............................      152,000        319,812
 Nittetsu Mining Co., Ltd..............................       77,000        184,616
 *Nitto Construction Co., Ltd..........................       10,000         23,487
 Nittoc Construction Co., Ltd..........................       73,000        189,313
 Noritz Corp...........................................       70,000        809,708
 #Obayashi Road Corp...................................      152,000        403,112
 Ohki Corp.............................................      168,000        381,426
 *Ohkura Electric Co., Ltd.............................       12,000         28,771
 Okabe Co., Ltd........................................       98,000        292,509
 Okamura Corp..........................................       43,000        124,558
 #Okasan Securities Co., Ltd...........................      284,000      1,586,964
 *Oki Electric Cable Co., Ltd..........................       10,000         21,040
 Okura Industrial Co., Ltd.............................      180,000        641,190
 Ono Sokki Co., Ltd....................................        9,000         23,780
 *Optec Dai-Ichi Denko Co., Ltd........................       52,333         44,556
 Oriental Construction Co., Ltd........................        9,000         47,385
 Osaki Electric Co., Ltd...............................       29,000        143,602
 P.S.C. Corp...........................................       21,000         98,850
 Pacific Industrial Co., Ltd...........................      187,000        565,474
 Parco Co., Ltd........................................       77,000        265,244
 #Pokka Corp...........................................      110,000        624,358
 *Prima Meat Packers, Ltd..............................       93,000        171,101
 #Rengo Co., Ltd.......................................      313,600      1,773,849
 *Renown Look, Inc.....................................      114,000        180,731
 *Renown, Inc..........................................      357,000        929,314
 Rheon Automatic Machinery Co., Ltd....................       93,000        354,034
 *Rhythm Watch Co., Ltd................................      120,000        339,384
 Ryoden Trading Co., Ltd...............................       85,000        299,457
 S.T. Chemical Co., Ltd................................      115,000        725,889
 SXL Corp..............................................      108,000        295,934
 Sagami Co., Ltd.......................................      141,000        324,265
 Sakai Chemical Industry Co., Ltd......................      202,000      1,403,532
 Sakai Heavy Industries, Ltd...........................       43,000        100,993
 *Sakurada Co., Ltd....................................       36,000         35,935
 San-Ai Oil Co., Ltd...................................      100,000        293,585
 Sankei Building Co., Ltd..............................       36,000        120,135
 *Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         60,899
 *Sankyo Aluminum Industry Co., Ltd....................      328,000        320,986
                                                               SHARES        VALUE+
                                                               ------        ------
 Sankyo Seiko Co., Ltd.................................       75,000   $    198,170
 Sanyo Industries, Ltd., Tokyo.........................      121,000        203,670
 Sanyo Special Steel Co., Ltd..........................      248,000        381,034
 Sata Construction Co., Ltd., Gumma....................      134,000        249,156
 Sato Shoji Corp.......................................       49,000        155,365
 *Seikitokyu Kogyo Co., Ltd............................      211,000        206,488
 Seiyo Food Systems, Inc...............................       74,000        291,119
 Sekisui Jushi Co., Ltd................................       35,000        147,282
 *Sekisui Plastics Co., Ltd............................      148,000        273,739
 Senko Co., Ltd........................................      150,000        378,725
 Senshukai Co., Ltd....................................       88,000      1,575,104
 Shibuya Kogyo Co., Ltd................................       61,000        546,812
 Shin Nippon Air Technologies Co., Ltd.................       44,620        211,780
 Shinagawa Fuel Co., Ltd...............................       86,000        328,228
 #Shinko Shoji Co., Ltd................................       40,000        387,532
 *Shinmaywa Industries, Ltd............................      154,000        302,921
 *#Shokusan Jutaku Sogo Co., Ltd.......................      116,000        156,657
 Showa Highpolymer Co., Ltd............................       26,000         83,965
 Showa Sangyo Co., Ltd.................................      146,000        298,615
 Sintokogio, Ltd., Nagoya..............................      113,000        294,153
 Soda Nikka Co., Ltd...................................       82,000        149,259
 *#Sogo Co., Ltd.......................................       52,000         68,699
 *Sokkisha Co., Ltd....................................       35,000         64,050
 Sotetsu Rosen Co., Ltd................................        2,000         10,569
 Star Micronics Co., Ltd...............................       74,000        941,429
 *Suminoe Textile Co., Ltd.............................       46,000         76,078
 Sumitomo Densetsu Co., Ltd............................       12,000         64,706
 Sumitomo Osaka Cement Co., Ltd........................      594,000        808,005
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       40,000        133,092
 Sumitomo Seika Chemicals Co., Ltd.....................       10,000         26,912
 Sun Wave Corp.........................................       70,000        152,762
 SunTelephone Co., Ltd.................................       78,000        272,506
 *#Suzutan Co., Ltd....................................      156,000        320,595
 TYK Corp..............................................       36,000         82,791
 Tabai Espec Corp......................................        8,000         54,020
 Tadano, Ltd...........................................       49,000        112,688
 Taihei Dengyo Kaisha, Ltd.............................       58,000        154,954
 Taihei Kogyo Co., Ltd.................................      101,000        190,762
 Taiheiyo Cement Corp..................................      463,800        912,304
 *Taiheiyo Securities Co., Ltd.........................      392,000        786,417
 Taikisha, Ltd.........................................       13,000        104,321
 *Taisei Prefab Construction Co., Ltd..................      265,000        251,553
 Taisei Rotec Corp.....................................      220,000        419,827
 Taiyo Toyo Sanso Co., Ltd.............................      102,000        190,654
 #Takada Kiko Co., Ltd.................................       73,000        328,620
 *Taka-Q Co., Ltd......................................       98,000        157,283
 Takara Co., Ltd.......................................       97,000        365,464
 Takiron Co., Ltd......................................      157,000        559,260
 Tamura Corp...........................................       73,000        288,614
 Tasaki Shinju Co., Ltd................................       65,000        276,704
 *Tatsuta Electric Wire & Cable Co., Ltd...............       55,000        105,495
 *#Tayca Corp..........................................      169,000        562,313
 Teikoku Hormone Manufacturing Co., Ltd................       76,000        563,018
 Teikoku Tsushin Kogyo Co., Ltd........................       63,000        179,410
 *Tekken Corp..........................................      204,000        279,493
 Tenma Corp............................................       32,000        363,889
 Tetra Co., Ltd., Tokyo................................       31,000         70,686
 Titan Kogyo KK........................................       86,000        152,332
 Toa Doro Kogyo Co., Ltd...............................       76,000        195,606

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Toa Wool Spinning & Weaving Co., Ltd.................      185,000   $    208,201
 *Toagosei Co., Ltd....................................      353,000        642,540
 *Tobu Store Co., Ltd..................................      168,000        345,256
 #Tochigi Bank, Ltd....................................       86,000        568,087
 Tochigi Fuji Industrial Co., Ltd......................      125,000        236,091
 #Toda Kogyo Corp......................................      156,000        668,669
 Toenec Corp...........................................      124,000        463,551
 Tohto Suisan Co., Ltd.................................      135,000        529,774
 Tokai Maruman Securities Co., Ltd.....................      100,000        724,177
 #Tokai Rika Co., Ltd..................................       68,000        654,812
 *Tokai Senko KK, Nagoya...............................      118,000        198,620
 Tokico, Ltd...........................................      160,000        256,789
 *Tokimec, Inc.........................................      107,000        170,681
 #Tokushu Paper Manufacturing Co., Ltd.................       42,000        196,467
 Tokyo Denki Komusho Co., Ltd..........................       82,000        319,381
 *Tokyo Nissan Auto Sales Co., Ltd.....................       34,000         82,184
 *#Tokyo Securities Co., Ltd...........................      271,000      1,095,297
 Tokyo Steel Manufacturing Co., Ltd....................      215,100        852,527
 #Tokyo Tatemono Co., Ltd..............................      294,000        655,986
 *#Tokyo Tekko Co., Ltd................................      170,000        133,092
 *Tokyu Car Corp.......................................      175,000        178,108
 *#Tokyu Construction Co., Ltd.........................      223,000        165,856
 *Tokyu Department Store Co., Ltd......................      329,000        389,578
 *Tokyu Hotel Chain Co., Ltd...........................       81,000        133,170
 *Tokyu Tourist Corp...................................       54,000         64,471
 Toli Corp.............................................       49,000        100,700
 Tomoe Corp............................................       50,000        112,541
 Tomoku Co., Ltd.......................................       99,000        179,234
 Tonami Transportation Co., Ltd........................      126,000        240,446
 Topcon Corp...........................................      129,000        482,243
 Topre Corp............................................       92,000        297,108
 Torishima Pump Manufacturing Co., Ltd., Osaka.........       93,000        397,720
 Toshiba Engineering & Construction Co., Ltd...........       21,000         48,911
 Toshiba Tungaloy Co., Ltd.............................       38,000         97,803
 Tosho Printing Co., Ltd...............................       24,000         58,952
 *Tostem Viva Corp.....................................       87,000        242,648
 Totenko Co., Ltd......................................       83,000        934,090
 Totetsu Kogyo Co., Ltd................................      117,000        272,506
 *Totoku Electric Co., Ltd., Tokyo.....................       57,000        118,814
 *Toyo Communication Equipment Co., Ltd................       42,000        460,341
 *#Toyo Construction Co., Ltd..........................      266,000        268,121
 *Toyo Electric Co., Ltd...............................       14,000         20,140
 *Toyo Engineering Corp................................      226,000        225,591
 Toyo Ink Manufacturing Co., Ltd.......................      378,000        813,818
 *#Toyo Kanetsu KK.....................................      182,000        260,038
 Toyo Radiator Co., Ltd................................       93,000        266,663
 *#Toyo Securities Co., Ltd............................      267,000        796,937
 #Toyo Shutter Co., Ltd................................       66,000         83,319
 Toyo Wharf & Warehouse Co., Ltd.......................       41,000         61,389
 Toyota Tsusho Corp....................................       20,000         62,631
 Tsubaki Nakashima Co., Ltd............................       28,000        389,098
 *Tsudakoma Corp.......................................      118,000        167,441
 *Tsugami Corp.........................................      282,000        612,653
 *Tsumura & Co., Inc...................................       44,000        185,154
 Tsurumi Manufacturing Co., Ltd........................        7,000         35,827
 Tsutsunaka Plastic Industry Co., Ltd..................       61,000        186,250
 U-Shin, Ltd...........................................        9,000         46,592
 Uchida Yoko Co., Ltd..................................      101,000        721,534
                                                               SHARES        VALUE+
                                                               ------        ------
 Ueki Corp.............................................      113,000   $    226,697
 Unisia Jecs Corp......................................      130,000        156,481
 *Utoc Corp............................................       22,000         31,003
 Wakachiku Construction Co., Ltd.......................      167,000        299,075
 Yahagi Construction Co., Ltd..........................      130,000        522,875
 Yamamura Glass Co., Ltd...............................      227,000        410,970
 Yamatane Corp.........................................      105,000        148,994
 *#Yamatane Securities Co., Ltd........................       83,000        180,320
 *Yamato International, Inc............................       72,000        101,463
 Yodogawa Steel Works, Ltd.............................        8,000         25,444
 Yokogawa Bridge Corp..................................       66,000        193,766
 Yokohama Reito Co., Ltd...............................        8,000         47,522
 Yondenko Corp.........................................      139,650        505,656
 Yorozu Corp...........................................        7,000         29,799
 Yuasa Trading Co., Ltd................................       57,000         91,481
 Yurtec Corp...........................................       80,000        331,164
 Zexel Corp............................................       10,000         20,551
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $203,950,966)..................................                 142,896,589
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $74,528)......................................                      76,066
                                                                       ------------
TOTAL -- JAPAN
  (Cost $204,025,494)..................................                 142,972,655
                                                                       ------------

UNITED KINGDOM -- (18.3%)
COMMON STOCKS -- (18.1%)

                                                               ------        ------
 600 Group P.L.C.......................................      155,890        162,628
 AIM Group P.L.C.......................................       32,556        141,297
 ANS P.L.C.............................................       85,000        216,609
 API Group P.L.C.......................................       16,000         85,369
 ASDA Property Holdings P.L.C..........................      140,000        345,618
 *ASW Holdings P.L.C...................................    1,067,640        187,048
 Abbeycrest P.L.C......................................       70,000        142,149
 *Acatos & Hutcheson P.L.C.............................      100,404        158,315
 Adam & Harvey Group P.L.C.............................        8,000         25,483
 Aggregate Industries P.L.C............................        5,615          6,327
 Airflow Streamlines P.L.C.............................       19,305         44,584
 Airsprung Furniture Group P.L.C.......................       80,900        182,323
 Alexanders Holdings P.L.C.............................       71,000         20,920
 Alexandra Workwear P.L.C..............................       46,000        102,571
 Alldays P.L.C.........................................      200,000        230,943
 Allders P.L.C.........................................      156,842        348,476
 Allied Leisure P.L.C..................................      623,596        347,623
 Allied London Properties P.L.C........................      210,148        418,381
 Allied Textile Companies P.L.C........................      126,205        225,129
 Alumasc Group P.L.C...................................      150,000        259,214
 Amstrad P.L.C.........................................       86,077        303,667
 *Anglesey Mining P.L.C................................      100,000          5,574
 Anglo Eastern Plantations P.L.C.......................       57,195         46,458
 Anite Group P.L.C.....................................      800,000      1,140,380
 Antofagasta Holdings P.L.C............................       15,800        106,070
 Apollo Metals P.L.C...................................       32,231         48,511
 Arcadia Group P.L.C...................................      215,588        327,918
 Armitage Brothers P.L.C...............................       10,000         28,669
 *Armour Trust P.L.C...................................      225,000         57,338
 Ascot P.L.C...........................................      174,615        869,097
 Ash & Lacy P.L.C......................................      150,000        296,244
 Ashtenne Holdings P.L.C...............................       50,000        141,751
 Austin Reed Group P.L.C...............................      138,001        172,540
 Avesco P.L.C..........................................       38,571        489,924
 Avon Rubber P.L.C.....................................       48,840        363,659
 *Azlan Group P.L.C....................................      185,000        262,240

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 BICC P.L.C............................................      137,650   $    243,353
 BLP Group P.L.C.......................................       35,000         47,941
 *BS P.L.C.............................................        5,000         13,538
 BSS Group P.L.C.......................................       77,000        613,193
 Babcock International Group P.L.C.....................      300,000        468,257
 Baggeridge Brick P.L.C................................       96,100        159,947
 Baird (William) P.L.C.................................      236,500        207,172
 Banks (Sidney C.) P.L.C...............................       48,771        186,427
 Barlows P.L.C.........................................      100,000         97,155
 Barr (A.G.) P.L.C.....................................        7,500         50,170
 Baynes (Charles) P.L.C................................      200,000        159,271
 Beale P.L.C...........................................       10,000         15,927
 Beattie (James) P.L.C.................................      145,000        354,497
 Beazer Group P.L.C....................................      177,241        413,560
 Belhaven Brewery Group P.L.C..........................       12,000         40,041
 Bellway P.L.C.........................................       54,000        296,292
 Bemrose Corp. P.L.C...................................       14,065         58,580
 Benchmark Group P.L.C.................................       92,000        317,236
 Bentalls P.L.C........................................      111,883        116,719
 Bett Brothers P.L.C...................................       71,892        265,075
 Birse Group P.L.C.....................................      529,277         96,943
 Black Arrow Group P.L.C...............................       35,000         49,334
 Blagden Industries P.L.C..............................      181,983        233,326
 Blockleys P.L.C.......................................       45,346         28,528
 Body Shop International P.L.C.........................      180,000        382,728
 Boot (Henry) & Sons P.L.C.............................       50,000        167,235
 Bourne End Properties P.L.C...........................      289,475        265,104
 Breedon P.L.C.........................................       16,000         31,472
 Bristol United Press P.L.C............................       61,511        707,827
 Bristol Water Holdings P.L.C..........................        4,000         82,502
 Britannia Group P.L.C.................................       90,000         66,655
 *British Biotech P.L.C................................      640,896        303,677
 British Mohair Holdings P.L.C.........................       10,000         18,714
 British Polythene Industries P.L.C....................       22,960        102,026
 *British-Borneo Petroleum Syndicate P.L.C.............      306,485        912,825
 Brooke Industrial Holdings P.L.C......................       25,000         27,275
 Brooks Service Group P.L.C............................       15,000         39,778
 Brown & Jackson P.L.C.................................      458,200      1,521,591
 Brunel Holdings P.L.C.................................      200,000         19,113
 Bryant Group P.L.C....................................      590,267      1,363,180
 Budgens P.L.C.........................................      327,148        306,118
 Bullough P.L.C........................................      235,000        262,001
 Burford Holdings P.L.C................................      300,000        508,871
 *Burn Stewart Distillers P.L.C........................      200,395         73,409
 Burndene Investments P.L.C............................      229,402        131,533
 Burtonwood Brewery P.L.C..............................       37,080        106,599
 *CLS Holdings P.L.C...................................      254,181        564,747
 CNC Properties P.L.C..................................       97,796        165,885
 Caffyns P.L.C.........................................        2,500         13,936
 *Cairn Energy P.L.C...................................      100,290        214,841
 *Cambridge Antibody Technology Group P.L.C............       32,000        146,020
 Cambridge Water P.L.C.................................        3,000         20,307
 Cannons Group P.L.C...................................      134,444        387,576
 Cape P.L.C............................................      237,482        247,747
 Capital & Regional Properties P.L.C...................      176,852        661,934
 Carbo P.L.C...........................................      412,000        104,991
 Carclo Engineering Group P.L.C........................      144,314        320,641
 Carr's Milling Industries P.L.C.......................       11,000         18,834
 *Cathay International P.L.C...........................      920,000         87,918
 *Channel Holdings P.L.C...............................      350,000         16,723
 Chapelthorpe P.L.C....................................      376,040        191,655
                                                               SHARES        VALUE+
                                                               ------        ------
 Chloride Group P.L.C..................................      316,000   $    495,747
 Chorion P.L.C.........................................       87,600         55,809
 *Churchill China P.L.C................................       30,000         31,058
 Clarkson (Horace) P.L.C...............................       75,061        106,400
 Clinton Cards P.L.C...................................      107,415        485,014
 Close Brothers Group P.L.C............................       10,988        173,257
 *Clubhaus P.L.C.......................................       67,733         76,594
 Coats Viyella P.L.C...................................      924,730        699,593
 Colefax & Fowler Group P.L.C..........................       96,000        138,375
 Community Hospitals Group P.L.C.......................       67,000        462,061
 Cook (D.C.) Holdings, Ltd.............................      200,000         27,076
 Cornwell Parker P.L.C.................................      153,333        146,529
 Cosalt P.L.C..........................................       20,000         70,239
 *Costain Group P.L.C..................................       73,000         23,254
 Country Gardens P.L.C.................................       24,000         89,255
 Countryside Property P.L.C............................      144,855        311,461
 Countrywide Assured Group P.L.C.......................       94,783        233,991
 Courtaulds Textiles P.L.C.............................      202,150        241,475
 Courts P.L.C..........................................      141,633        817,729
 Cox Insurance Holdings P.L.C..........................       70,000        222,979
 Cpl Aromas P.L.C......................................       15,000         21,740
 Cradley Group Holdings P.L.C..........................       38,466         20,524
 *Creighton Naturally P.L.C............................      100,000         14,334
 Crest Nicholson P.L.C.................................      545,000      1,319,401
 Cropper (James) P.L.C.................................       14,000         45,822
 *DRS Data Research Services P.L.C.....................       51,000         15,839
 DTZ Holdings P.L.C....................................       42,423        121,284
 Daejan Holdings P.L.C.................................       34,500        685,482
 *Dana Petroleum P.L.C., UK............................      233,333         62,248
 Dawson Group P.L.C....................................       68,000        184,117
 *Dawson International P.L.C...........................      606,389        333,202
 Delancey Estates P.L.C................................       63,465         86,930
 Delta P.L.C...........................................      216,000        404,230
 Delyn Group P.L.C. ...................................       18,000         34,259
 Dencora P.L.C.........................................       25,000         79,038
 Denmans Electrical P.L.C..............................       53,568        113,900
 Derwent Valley Holdings P.L.C.........................       94,000        845,888
 Development Securities P.L.C..........................       70,000        285,971
 Dewhirst Group P.L.C..................................      132,000        141,910
 Diploma P.L.C.........................................      286,078        842,933
 Dixon Motors P.L.C....................................      165,000        328,496
 Dolphin Packaging P.L.C...............................       21,000         83,617
 Domino Printing Sciences P.L.C........................       88,000      1,002,133
 East Surrey Holdings P.L.C............................       27,000         97,617
 Eldridge Pope & Co. P.L.C.............................       25,000         90,386
 Eleco Holdings P.L.C..................................       68,900         30,178
 Electronic Data Processing P.L.C......................       55,900        110,845
 Elementis P.L.C.......................................      853,698      1,033,367
 Emess P.L.C...........................................      200,000        125,028
 *Energy Technique P.L.C...............................       25,000          4,977
 Ennstone P.L.C........................................      232,000        147,803
 Enterprise Inns P.L.C.................................        6,307         43,596
 Epwin Group P.L.C.....................................      180,000        571,942
 Estates & General P.L.C...............................       75,000        107,508
 Eurocopy P.L.C........................................      156,700         54,907
 European Motor Holdings P.L.C.........................      271,675        257,456
 Europower P.L.C.......................................      114,104         17,719
 Eve Group P.L.C.......................................       10,000         45,790
 FII Group P.L.C.......................................      104,900         43,440
 Fenner P.L.C..........................................      175,000        239,703
 Ferguson International Holdings P.L.C.................       88,836         48,814
 Fine Art Developments P.L.C...........................      295,000        725,917

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Finelist Group P.L.C..................................      150,000   $    287,882
 Finlay (James) P.L.C..................................      199,130        231,524
 First Leisure Corp. P.L.C.............................      127,900        461,398
 Firth Rixson P.L.C....................................      466,666        509,136
 Fisher (Albert) Group P.L.C...........................       55,000         75,335
 Folkes Group P.L.C....................................       15,000         19,949
 Fortress Holdings P.L.C...............................      200,000         84,414
 *Freeport Leisure P.L.C...............................       12,000        124,900
 *French P.L.C.........................................       17,000         21,255
 Friendly Hotels P.L.C.................................       37,061         65,225
 Frogmore Estates P.L.C................................      103,039        781,170
 Fuller, Smith & Turner P.L.C. Series A................        7,000         69,402
 Fulmar P.L.C..........................................       32,500         42,187
 *GBE International P.L.C..............................      309,427              0
 GEI International P.L.C...............................      156,716         30,576
 Galliford P.L.C.......................................      160,000         62,434
 Garban Intercapital P.L.C.............................       41,977        130,706
 Garton Engineering P.L.C..............................        6,000         10,512
 Gaskell P.L.C.........................................       40,000         53,834
 Gerrard Group P.L.C...................................       75,010        555,532
 Gleeson (M.J.) Group P.L.C............................       18,829        227,917
 Glenchewton P.L.C.....................................      100,000         83,617
 Goodwin P.L.C.........................................        5,000          5,853
 Gowrings P.L.C........................................       15,000         26,877
 Grainger Trust, Ltd...................................       42,000        277,609
 Grampian Holdings P.L.C...............................       64,713         94,308
 Grantchester Holdings P.L.C...........................      116,930        299,839
 Greene King P.L.C.....................................      135,026      1,088,190
 *Greenwich Resources P.L.C............................      156,000         17,392
 Haden Maclellan Holdings P.L.C........................       64,000         43,831
 Halstead (James) Group P.L.C..........................       74,338        278,237
 *Hampton Trust P.L.C..................................      200,491         46,302
 Hanover International P.L.C...........................       25,365         50,095
 Hardys & Hansons P.L.C................................       96,200        362,362
 Hartstone Group P.L.C.................................    1,182,431        169,494
 Harvey's Furnishing P.L.C.............................      350,000        744,194
 Hawtin P.L.C..........................................      150,000         44,795
 Haynes Publishing Group P.L.C.........................       23,932         79,092
 Hazlewood Foods P.L.C.................................      395,500        585,823
 Headway P.L.C.........................................       25,000         18,515
 Helical Bar P.L.C.....................................       34,500        325,020
 Hewden-Stuart P.L.C...................................      140,000        259,771
 Hi-Tech Sports P.L.C..................................       92,142         26,416
 Hickson International P.L.C...........................      853,872        523,589
 Highbury House Communications P.L.C...................      283,333        292,196
 Hill & Smith Holdings P.L.C...........................       74,890         84,687
 Holidaybreak P.L.C....................................        8,550         48,207
 Holt (Joseph) P.L.C...................................        5,878        155,642
 Horace Small Apparel P.L.C............................       48,000         24,082
 House of Fraser P.L.C.................................      140,000        131,558
 *Howard Holdings P.L.C................................      100,000         93,970
 Hunting P.L.C.........................................       37,015         64,850
 *Huntingdon Life Sciences Group P.L.C.................      773,340        166,280
 IAF Group P.L.C.......................................       66,500         80,496
 Iceland Group P.L.C...................................       23,000         84,621
 Inchcape P.L.C........................................       84,666        364,091
 Independent Insurance Group P.L.C.....................      220,000        986,365
 Industrial Control Services Group P.L.C...............      200,000         91,581
 Intelek P.L.C.........................................       25,000         12,144
                                                               SHARES        VALUE+
                                                               ------        ------
 Inveresk P.L.C........................................      124,500   $     58,496
 Jacobs (John I.) P.L.C................................      133,169        150,591
 Jarvis Hotels P.L.C...................................      400,000        726,276
 Jarvis Porter Group P.L.C.............................       51,000         92,600
 John David Sports P.L.C...............................      200,000        495,333
 Johnson Group Cleaners P.L.C..........................       37,000        181,800
 Johnston Group P.L.C..................................       21,000        122,081
 Joseph (Leopold) Holdings P.L.C.......................        9,000         95,324
 *Kalamazoo Computer Group P.L.C.......................       12,200         14,670
 Kelsey Industries P.L.C...............................        3,000         29,147
 *Kenwood Appliances P.L.C.............................      119,108        127,102
 Kier Group P.L.C......................................       12,052         57,778
 Kunick P.L.C..........................................      799,000        302,237
 Laing (John) P.L.C....................................       73,279        346,052
 *Laird Group P.L.C....................................       92,400        365,709
 Lambert Fenchurch P.L.C...............................       62,220        139,729
 Lambert Howarth Group P.L.C...........................       15,073         60,978
 Lamont Holdings P.L.C.................................      100,000         40,614
 Lands' End, Inc.......................................       25,000         62,713
 *Laura Ashley Holdings P.L.C..........................      300,000         71,672
 Leeds Group P.L.C.....................................      241,639        173,187
 Leicester City P.L.C..................................      100,000         76,450
 *Liberty P.L.C........................................       69,900        158,646
 *Lilleshall P.L.C.....................................       29,000         35,334
 Linden P.L.C..........................................       45,535        158,465
 Linton Park P.L.C.....................................       30,500        150,591
 *Lionheart P.L.C......................................      100,000         47,383
 Locker (Thomas) Holdings P.L.C........................      419,082        138,501
 London Clubs International P.L.C......................      291,000        535,318
 *London Forfeiting Co.................................       66,200         39,539
 London Industrial P.L.C...............................       30,822        368,179
 London Merchant Securities P.L.C......................      355,222        882,594
 Lookers P.L.C.........................................      168,983        203,201
 Low & Bonar P.L.C.....................................      120,000        302,933
 MFI Furniture Group P.L.C.............................      333,100        205,581
 MS International P.L.C................................       49,000         19,901
 MacDonald Hotels P.L.C................................       18,000         58,771
 MacFarlane Group Clansman P.L.C.......................       71,000         89,335
 *Mackie International Group P.L.C.....................       33,250              0
 Mallett P.L.C.........................................       25,000         56,342
 Manganese Bronze Holdings P.L.C.......................       10,000         33,845
 Mansfield Brewery P.L.C...............................      162,608        928,470
 Marshalls P.L.C.......................................      225,001        852,900
 Martin International Holdings P.L.C...................      226,800         55,990
 Marylebone Warwick Balfour Group P.L.C................       36,770         86,382
 Matthews (Bernard) P.L.C..............................      219,058        409,953
 Mayborn Group P.L.C...................................       50,000         51,763
 McAlpine (Alfred) P.L.C...............................      126,000        472,605
 McCarthy & Stone P.L.C................................      155,000        543,114
 McKay Securities P.L.C................................       94,000        224,572
 McLeod Russell Holdings P.L.C.........................       31,000         34,809
 Mentmore Abbey P.L.C..................................      300,380        734,372
 *Merant P.L.C.........................................       87,500        627,130
 Merchant Retail Group P.L.C...........................      153,000        171,798
 Meristem P.L.C........................................       66,000         21,549
 *Merrydown P.L.C......................................       94,172         41,997
 Mersey Docks & Harbour Co. P.L.C......................       45,030        318,077
 Microgen Holdings P.L.C...............................       45,600        265,091
 Mid-States P.L.C......................................       50,000         17,918
 Molins P.L.C..........................................       57,750        128,771
 Moorfield Estates P.L.C...............................      493,333        243,578
 Mowlem (John) & Co. P.L.C.............................      446,215        831,509

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Mucklow (A & J) Group P.L.C...........................      160,000   $    475,265
 Nightfreight P.L.C....................................       75,000         65,699
 Norcor Holdings P.L.C.................................       33,000         21,024
 Northamber P.L.C......................................        9,000         15,768
 Northern Leisure P.L.C................................       15,882         43,002
 Old English Pub Company P.L.C.........................       10,000         26,678
 *Oliver Group P.L.C...................................       43,000         11,985
 *Orb Estates P.L.C....................................       40,000         26,120
 Orbis P.L.C...........................................       63,000         20,570
 Owen (H.R.) P.L.C.....................................       70,000        126,541
 Oxford Instruments P.L.C..............................      143,399        494,471
 *Oxford Molecular Group P.L.C.........................       48,000         19,113
 *PGA European Tour Courses P.L.C......................       80,000         46,507
 *PPL Therapeutics P.L.C...............................       27,000         30,962
 *Paladin Resources P.L.C..............................      204,394         89,524
 Panther Securities P.L.C..............................       40,000         83,777
 *Partners Holdings P.L.C..............................       80,000         46,507
 Partridge Fine Arts P.L.C.............................       33,000         37,580
 Paterson Zochonis P.L.C...............................       40,000        258,019
 Peel Holdings P.L.C...................................       74,000        677,698
 Pendragon P.L.C.......................................       95,000        221,665
 *Peptide Therapeutics Group P.L.C.....................      180,000        103,208
 Perry Group P.L.C.....................................       79,000        144,698
 Persimmon P.L.C.......................................      212,237        843,390
 Peterhouse Group P.L.C................................       29,584        111,200
 Photo-Me International P.L.C..........................      137,500        817,956
 Pifco Holdings P.L.C..................................       19,500         43,792
 Pillar Property P.L.C.................................       51,363        261,784
 Pittards P.L.C........................................       39,000         29,505
 *Plantation & General Investment P.L.C................       64,601         40,642
 Plysu P.L.C...........................................      111,942        339,645
 Portmeirion Potteries (Holdings) P.L.C................       16,044         39,608
 *Premier Consolidated Oilfields P.L.C.................    2,628,330        659,321
 *Princedale Group P.L.C...............................      100,000         12,343
 *Probus Estates P.L.C.................................      416,666         29,863
 *Property Partnerships P.L.C..........................       10,000         12,742
 *Provalis P.L.C.......................................      110,769         25,581
 Prowting P.L.C........................................      113,261        211,961
 QS Holdings P.L.C.....................................      102,000         73,918
 *Quadrant Group P.L.C.................................        5,900          7,048
 *Quality Software Products Holdings P.L.C.............       13,750        143,991
 Queensborough Holdings P.L.C..........................      187,000         46,165
 Quick Group P.L.C.....................................      195,974        234,097
 Quintain Estates & Development P.L.C..................      153,155        436,637
 *Quintain Estates Letters of Entitlement..............       42,000              0
 RCO Holdings P.L.C....................................       20,000         66,097
 RJB Mining P.L.C......................................      500,000        270,761
 Radamec Group P.L.C...................................       20,000         10,034
 Raglan Property P.L.C.................................      313,895        151,233
 Ransom (William) & Son P.L.C..........................       75,000         53,157
 Reed Executive P.L.C..................................       15,000         46,348
 Reg Vardy P.L.C.......................................      101,000        440,767
 Regal Hotel Group P.L.C...............................    1,450,000        363,735
 Renold P.L.C..........................................       38,000         68,088
 *Richards P.L.C.......................................       62,000          5,431
 Richardsons Westgarth P.L.C...........................       41,017         42,790
 Roseby's P.L.C........................................       45,000        235,084
 Rowe Evans Investments P.L.C..........................       95,900        101,573
                                                               SHARES        VALUE+
                                                               ------        ------
 *Royal Doulton P.L.C..................................      147,000   $    215,398
 Ruberoid P.L.C........................................      204,100        360,830
 Rugby Estates P.L.C...................................       32,000         81,547
 Russell (Alexander) P.L.C.............................       40,000         82,821
 Rutland Trust P.L.C...................................      182,210        111,730
 S & U P.L.C...........................................        7,000         24,862
 *SEP Industrial Holdings P.L.C........................      370,000         85,449
 Safeland P.L.C........................................      100,000         55,745
 *Safestore P.L.C......................................       35,897         38,306
 Salvesen (Christian) P.L.C............................       74,500        146,541
 Sanderson Bramall Motor Group P.L.C...................      108,720        238,094
 Save Group P.L.C......................................      196,000         84,286
 Saville (J.) Gordon Group P.L.C.......................      587,302        710,905
 Savills P.L.C.........................................       21,000         73,750
 Scapa Group P.L.C.....................................       69,600        176,810
 Scottish Metropolitan Property P.L.C..................      407,167        564,194
 Seacon Holdings P.L.C.................................       50,000         27,474
 *Semara Holdings P.L.C................................      109,000        115,448
 Seton Healthcare Group P.L.C..........................       12,776        128,094
 Shaftesbury P.L.C.....................................      150,000        609,212
 Shani Group P.L.C.....................................       30,000         18,396
 Sharpe & Fisher P.L.C.................................       66,651        352,968
 *Sheffield United P.L.C...............................       88,000         23,126
 Sherwood Group P.L.C..................................      202,000         44,238
 *ShopRite Group P.L.C.................................      146,000         43,600
 Silentnight Holdings P.L.C............................       30,000        118,975
 Simon Engineering P.L.C...............................      175,847        219,858
 Sinclair (William) Holdings P.L.C.....................       40,000         72,946
 Sirdar P.L.C..........................................      119,721        129,663
 Slug and Lettuce Group P.L.C..........................       32,000         79,253
 Smart (J.) & Co. (Contractors) P.L.C..................        8,000         34,721
 Smith (David S.) Holdings P.L.C.......................       47,000        129,503
 Smith (James) Estates P.L.C...........................       95,000        216,370
 *Soco International P.L.C.............................       29,000         35,796
 *Solvera P.L.C........................................       99,000          7,490
 St. Ives P.L.C........................................        9,377         91,103
 St. Modwen Properties P.L.C...........................      214,000        333,171
 Stadium Group P.L.C...................................        1,591          2,268
 Stanley Leisure Organisation P.L.C....................      152,932        554,136
 Stat-Plus Group P.L.C.................................       25,300         50,369
 Staveley Industries P.L.C.............................       65,000         68,845
 Stirling Group P.L.C..................................      214,889         78,719
 *Stoddard Sekers International P.L.C..................       98,000          7,804
 Storehouse P.L.C......................................      694,930        536,809
 Stratagem Group P.L.C.................................       47,000         49,032
 Stylo P.L.C...........................................       16,588          8,058
 Swallowfield P.L.C....................................       25,000         24,488
 Swan Hill Group P.L.C.................................       87,000         87,296
 Syltone P.L.C.........................................       29,000         47,805
 TGI Group P.L.C.......................................       39,000         32,611
 TT Group P.L.C........................................       93,160        177,310
 *Tadpole Technology P.L.C.............................       53,280         39,035
 *Tandem Group P.L.C...................................      472,000         60,141
 *Tay Homes P.L.C......................................      103,937        134,916
 Tbi P.L.C.............................................      221,000        262,232
 Telemetrix P.L.C......................................      170,214        603,201
 Tex Holdings P.L.C....................................       11,000         22,338
 The Cardiff Property P.L.C............................        4,000         22,202
 Thorpe (F.W.) P.L.C...................................       15,000         28,310
 Tilbury Douglas P.L.C.................................       33,652        150,074
 Time Products P.L.C...................................       81,758        134,774
 Tinsley (Eliza) Group P.L.C...........................       27,781         37,610

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tops Estates P.L.C....................................       82,557   $    214,985
 *Tottenham Hotspur P.L.C..............................       70,000         73,583
 Town Centre Securities (New) P.L.C....................      227,419        297,014
 Transport Development Group P.L.C.....................      285,056        844,461
 Transtec P.L.C........................................      305,000         34,004
 *Tring International Group P.L.C......................       60,000              0
 Try Group P.L.C.......................................       91,160         43,557
 UCM Group P.L.C.......................................       46,000         63,008
 UK Land...............................................       16,000         45,233
 Ugland International Holdings P.L.C...................      146,666        117,966
 *Union P.L.C..........................................      100,000         46,985
 United Industries P.L.C...............................       81,822         81,449
 *United Overseas Group P.L.C..........................       78,000         19,566
 *Utility Cable P.L.C..................................      200,000              0
 *Vanguard Medica Group P.L.C..........................       18,000         37,986
 Vaux Group P.L.C......................................      177,391      1,097,638
 *Vert (Jacques) P.L.C.................................       45,000         12,901
 Vibroplant P.L.C......................................      185,000        172,371
 Vickers P.L.C.........................................      227,200        902,850
 Viglen Technology P.L.C...............................      137,200        172,631
 *Villiers Group P.L.C.................................      167,000         49,872
 Vtr P.L.C.............................................       13,000         23,604
 Walker Greenbank P.L.C................................      144,910        108,476
 Ward Holdings P.L.C...................................      206,900        148,289
 Warner Estate Holdings P.L.C..........................       99,000        372,909
 Warnford Investments P.L.C............................       12,000         70,239
 Wassall P.L.C.........................................       94,000        390,007
 Waterman Partnership Holdings P.L.C...................       25,000         40,415
 Wates City of London Properties P.L.C.................      381,099        518,968
 Wembley P.L.C.........................................       53,000        309,376
 Wescol Group P.L.C....................................       31,000         22,959
 Westbury P.L.C........................................      162,482        689,667
 Whitecroft P.L.C......................................       70,000         64,107
 *Wilshaw P.L.C........................................       28,000         22,075
 Wilson (Connolly) Holdings P.L.C......................      415,400        893,176
 Wimpey (George) P.L.C.................................      184,300        368,388
 Wintrust P.L.C........................................       24,000        174,880
 Wolstenholme Rink P.L.C...............................        4,000         29,306
 Wolverhampton & Dudley Breweries P.L.C................      137,050      1,178,717
 Wyevale Garden Centres P.L.C..........................       50,000        385,038
 *YJL P.L.C............................................       29,000          5,774
 Yorklyde P.L.C........................................       14,000         15,832
 Yorkshire Group P.L.C.................................      117,096        172,512
 Young & Co's Brewery P.L.C. Class A...................        5,000         64,903
 Young (H.) Holdings P.L.C.............................       38,666         60,044
 Zotefoams P.L.C.......................................       20,000         39,499
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $94,804,222)...................................                  94,463,273
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $1,309,858)...................................                   1,294,125
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $96,114,080)...................................                  95,757,398
                                                                       ------------

FRANCE -- (7.1%)
COMMON STOCKS -- (7.1%)

                                                               ------        ------
 Agricole de la Crau...................................          204         15,508
 Alain Manoukian SA....................................        9,565        404,304
 *Arbel SA.............................................        1,583         17,613
                                                               SHARES        VALUE+
                                                               ------        ------
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................          100   $     12,989
 Bains de Mer et du Cercle des Etrangers a Monaco......        6,329      1,051,477
 Bazar de l'Hotel de Ville SA..........................        9,361      1,149,907
 Burelle SA............................................       10,986        752,746
 *CEE (Continentale d'Equipements Electriques).........        2,215         58,477
 CPR (Cie Parisienne de Reescompte)....................       17,123        670,844
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................        6,010        375,186
 Cambodge..............................................          399        243,058
 *Cascades SA..........................................       22,612         77,638
 Christian Dalloz SA...................................        2,000         92,634
 Cie Francaise des Ferrailles..........................        9,710        303,083
 *Cofigeo (Cie Financiere Geo).........................          205         28,072
 Conflandey SA.........................................        1,939         56,560
 Continentale d'Entreprises SA.........................       19,198        777,075
 Crometal SA...........................................        1,120         59,543
 *DMC (Dollfus Mieg et Cie)............................       38,146        243,895
 *Desquenne et Giral SA................................        4,761         92,280
 Didot-Bottin..........................................        1,204         74,313
 Dietrich et Cie.......................................       38,762      2,322,223
 Exacompta Clairefontaine SA...........................        1,233        103,044
 Explosifs et de Produits Chimiques....................          312         47,908
 Faurecia SA...........................................        7,425        413,057
 Fimalac SA............................................       10,590      1,172,923
 Fonderies Franco Belge................................          913         72,624
 Forges Stephanoises SA................................          300         22,353
 France-Africaine de Recherches Petrolieres
   Francarep...........................................        1,822         91,727
 Gantois Series A......................................          465         57,121
 Gascogne SA...........................................       10,334        812,644
 Gautier France SA.....................................        2,227        114,808
 *Gel 2000 SA..........................................        4,629          5,686
 *#Generale de Geophysique SA..........................        4,268        217,018
 Geodis SA.............................................        3,300        199,364
 Gevelot...............................................        2,400        106,327
 Groupe Guillin SA.....................................          480         11,116
 Groupe Zannier SA.....................................       26,650        956,616
 Guerbet SA............................................       15,148        320,299
 Hbs Technologie SA....................................          405         14,521
 *ICBT Groupe SA.......................................        8,110        108,606
 IMS International Metal Service SA....................       13,100        118,712
 Immobanque............................................        9,394      1,002,622
 Immobiliere Complexes Commerciaux SA..................        6,452        224,127
 *Immobiliere et Hoteliere SA..........................       27,700         26,775
 Jet Multimedia SA.....................................          200         61,219
 Legris Industries SA..................................        8,500        325,225
 #Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       12,163      1,383,885
 Maire (Henri).........................................        1,252         18,897
 *Marie Brizard & Roger International SA...............        3,181        192,495
 Matussiere et Forest SA...............................        7,020         61,141
 *Metaleurop SA........................................       43,410        345,301
 Michel Thierry SA.....................................        3,269        434,480
 *Mors.................................................       37,132         13,086
 *NAF NAF SA...........................................       36,191        455,503
 Nord-Est SA...........................................       22,587        607,226

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Nordon & Cie.........................................        1,600   $    111,160
 PSB Industries SA.....................................        1,838        141,575
 Papiers Peints (Societe Francaise des)................           70          6,837
 *Paul Predault SA.....................................        6,400         79,262
 *Pier Import Europe SA................................       18,642        171,749
 Plastic Omnium........................................        8,895        904,582
 Radiall SA............................................          200         16,483
 *Remy Cointreau SA....................................       26,500        533,650
 Robertet SA...........................................          200         29,200
 *Rochette.............................................      138,121        929,003
 Rougier SA............................................        2,715        162,792
 *Rouleau-Guichard SA..................................        2,495         97,473
 #Rue Imperiale de Lyon................................        2,500      4,684,542
 *SDR de Bretagne SA...................................        3,200         28,515
 SERIBO (Societe d'Etudes et de Realizations pour les
   Industries du Bois).................................        4,135        113,247
 Sabeton...............................................        1,846        302,970
 *Saupiquet............................................        2,210        169,117
 Sechilienne...........................................          100         24,769
 Securidev SA..........................................       16,908        160,881
 *Sediver Societe Europeenne d'Isolateurs en Verne et
   Composite...........................................          125          2,517
 *Selectibanque SA.....................................       46,567        655,959
 Signaux et d'Equipements Electroniques SA.............       13,500        542,903
 Signaux Girod SA......................................        5,407        121,407
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,483        578,302
 Skis Rossignol SA.....................................        7,216        103,899
 Smoby SA..............................................        1,600         68,629
 Societe des Immeubles de France.......................      146,528      2,809,107
 Societe Financiere Immobail SA........................        9,997        367,404
 #Sommer-Allibert SA...................................       19,000        466,984
 Sucriere de Pithiviers-le-Vieil.......................          340        120,402
 Sylea SA..............................................        4,300        219,944
 Teisseire France SA...................................        6,492        139,493
 Tivoly SA.............................................        1,904         33,933
 *Trouvay et Cauvin SA.................................        9,481        115,128
 Union du Credit Bail Immobiliere Unibail..............        3,962        514,618
 VM Materiaux SA.......................................        1,636         70,009
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       43,572      1,697,850
 Via Banque............................................       21,658        584,214
 *Vilmorin et Cie SA...................................        2,100        162,602
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,761,214)...................................                  37,040,992
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alain Manoukian SA Warrants 06/30/01.................        1,367          3,180
 *#Continental d'Enterprises SA Warrants 10/31/01......       22,587         25,244
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $30,655).......................................                      28,424
                                                                       ------------
TOTAL -- FRANCE
  (Cost $35,791,869)...................................                  37,069,416
                                                                       ------------

GERMANY -- (6.5%)
                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (6.5%)
 *A. Friedrich Flender AG..............................       98,320   $    791,977
 *Aigner (Etienne) AG..................................          454         59,426
 Andreae-Noris Zahn AG, Anzag..........................        3,550         89,719
 Anterra Vermoegensverwaltungs AG......................        3,920        292,078
 Balcke-Duerr AG.......................................       56,700        513,814
 Bayerische Handelsbank AG.............................       51,240      1,650,973
 *Beta Systems Software AG.............................       12,200        135,124
 Bien-Haus AG..........................................        8,000        140,803
 Bilfinger & Berger Bau AG, Mannheim...................       32,800        604,374
 Biotest AG............................................        5,400         88,898
 *Bremer Woll-Kaemmerei AG.............................       53,100        178,041
 Brillant AG...........................................          300         38,362
 Brueder Mannesmann AG.................................       10,100         80,441
 *Campina AG...........................................        4,774        302,833
 Cewe Color Holding AG.................................        5,000        113,275
 Deutsche Verkehrs-Bank AG.............................        7,546        642,028
 *Dierig Holding AG....................................        1,250        110,758
 Duerr Beteiligungs AG.................................        5,900        130,991
 Dyckerhoff AG.........................................       16,200        484,454
 Dyckerhoff and Widmann AG.............................      122,240        855,419
 Escada AG.............................................        5,709        652,434
 Eurobike AG...........................................       18,900        211,235
 Fag Kugelfischer Georg Schaeffer AG...................      178,050      1,269,276
 Fuchs Petrolub AG Oel & Chemie........................        4,100        258,015
 Grammer AG............................................       23,600        211,487
 Heilit & Woerner Bau AG...............................        8,542        455,844
 *Herlitz AG...........................................       13,643        196,439
 *#Holzmann (Philipp) AG...............................        6,200        161,062
 Hucke AG..............................................       20,900         84,176
 Hutschenreuther AG....................................        8,591         66,606
 Iwka AG...............................................       20,300        389,378
 K & S Aktiengesellschaft AG...........................       80,800      1,061,702
 KSB AG................................................        2,850        304,181
 *Kaufring AG..........................................       12,600        148,435
 Km-Europa Metal AG....................................       35,200      2,085,787
 *Leica Camera AG......................................        4,000         30,811
 Leoni AG..............................................        5,400        163,116
 *Loesch Umweltschutz AG...............................       16,000         74,107
 *Mauser Waldeck AG....................................        1,151        103,144
 *Mvs Miete Vertrieb Service AG........................       45,052        127,014
 *Neue Baumwoll-Spinnerei ud Weberei Hof AG............       16,730        133,077
 Norddeutsche Steingutfabrik AG........................        8,015        107,334
 Nuernberger Hypothekenbank AG.........................       30,440      1,103,387
 *Otto Reichelt AG.....................................       44,954        307,792
 *Pfaff (G.M.) AG......................................       80,930         73,339
 Phoenix AG, Hamburg...................................       50,693        673,756
 Plettac AG............................................        8,100        216,128
 *Praktiker Bau und Heimwerkermaerkt AG................      111,500      1,844,562
 *Reichelbraeu AG, Kulmbach............................          318         44,827
 Rheinboden Hypothekenbank AG..........................       39,000        903,178
 Rheinmetall Berlin AG.................................       60,000        900,157
 Salamander AG.........................................      129,990      1,701,508
 Salzgitter AG.........................................      210,850      1,730,262
 Schmalbach-Lubeca AG..................................       12,670      1,620,172
 Scor Deutschland Rueckversicherungs AG................        1,249        154,811
 Sinn AG...............................................        1,001        141,105
 Stern-Brauerei Carl Funke AG..........................          300         15,103

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Stoehr & Co. AG......................................       44,310   $    227,537
 *Strabag AG...........................................       25,750        972,275
 Sueddeutsche Bodencreditbank AG.......................       45,740      1,681,008
 *Tiptel AG............................................       13,600         89,694
 *Triton-Belco AG, Hamburg.............................        2,977         50,958
 Tucher Braeu AG.......................................        1,047         67,469
 VK Muehlen AG.........................................        2,302        146,025
 Varta AG..............................................       56,110        579,088
 Walter AG.............................................       16,900        297,787
 Walter Bau AG.........................................        4,427        361,057
 Weru AG...............................................        1,050        274,880
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       19,800        314,995
 Windhoff AG...........................................        2,000         12,385
 Wuerttembergische Metallwarenfabrik AG................       64,620        979,229
 *Zanders Feinpapiere AG...............................       10,902        713,510
                                                                       ------------
TOTAL -- GERMANY
  (Cost $43,095,533)...................................                  33,796,432
                                                                       ------------

SINGAPORE -- (5.1%)
COMMON STOCKS -- (5.0%)

                                                               ------        ------
 *Alliance Technology & Development, Ltd...............        3,000            687
 Apollo Enterprises, Ltd...............................      240,000        128,573
 *Bonvests Holdings, Ltd...............................      614,000        297,867
 *CK Tang, Ltd.........................................      306,000         97,448
 Carnaudmetalbox Asia, Ltd.............................      163,000        222,187
 Chevalier Singapore Holdings, Ltd.....................      200,000         48,810
 Chuan Hup Holdings, Ltd...............................      516,000        672,651
 Cosco Investment (Singapore), Ltd.....................      223,000        153,978
 First Capital Corp., Ltd..............................      745,000      1,002,214
 Focal Finance, Ltd....................................      101,000        131,662
 *General Magnetics, Ltd...............................      187,000         53,429
 Haw Par Brothers International, Ltd...................      411,000        709,473
 Hind Hotels International, Ltd........................      147,000        217,878
 Hong Fok Corp., Ltd...................................      366,000        315,897
 Hotel Grand Central, Ltd..............................      327,700        175,556
 Hotel Plaza, Ltd......................................      892,000        345,123
 Hotel Properties, Ltd.................................    1,075,000        985,428
 Hour Glass, Ltd.......................................      210,000         88,751
 Hwa Hong Corp., Ltd...................................      402,000        504,899
 Hwa Tat Lee, Ltd......................................      330,000         67,769
 *IPC Corp., Ltd.......................................    3,248,000        541,340
 Insurance Corp. of Singapore, Ltd.....................      112,000        453,339
 Intraco, Ltd..........................................      215,000        190,687
 Isetan (Singapore), Ltd...............................       76,000        110,835
 Jack Chia-MPH, Ltd....................................      332,000        162,050
 Jurong Engineering, Ltd...............................       91,000        142,460
 Keppel Land, Ltd......................................    1,271,000      2,057,834
 Keppel Marine Industries, Ltd.........................      409,000        503,952
 Keppel Tatlee Finance, Ltd............................      160,000        125,716
 LC Development, Ltd...................................    1,544,363        367,710
 Lee Kim Tah Holdings, Ltd.............................       72,000         42,000
 Liang Court Holdings, Ltd.............................    1,236,600        548,380
 *Lim Kah Ngam, Ltd....................................      386,000         93,055
 *Low Keng Huat Singapore, Ltd.........................      232,000         63,525
 Metro Holdings, Ltd...................................      274,800        353,318
 *Neptune Orient Lines, Ltd............................    1,830,000      2,723,247
 Orchard Parade Holdings, Ltd..........................      766,000        506,113
 *Osprey Maritime, Ltd.................................      886,000        319,069
 Pacific Carriers, Ltd.................................      669,000        438,041
 Prima, Ltd............................................       83,000        225,288
                                                               SHARES        VALUE+
                                                               ------        ------
 Republic Hotels and Resorts, Ltd......................      552,000   $    377,862
 SNP Corp., Ltd........................................       72,500         57,828
 *SPP, Ltd.............................................       55,000         10,967
 *Scotts Holdings, Ltd.................................      531,000        227,574
 Sembcorp Industries, Ltd..............................      157,729        210,308
 Singapore Land, Ltd...................................      245,000        577,507
 Singapura Building Society, Ltd.......................       84,000         62,501
 *Singatronics, Ltd....................................      433,000        119,850
 Ssangyong Cement (Singapore), Ltd.....................        9,000          9,750
 Straits Trading Co., Ltd..............................      701,000        742,735
 Tibs Holdings, Ltd....................................      203,000        232,003
 Times Publishing, Ltd.................................      271,000        564,590
 *Tuan Sing Holdings, Ltd..............................    2,931,000        636,802
 United Engineers, Ltd.................................      404,000        420,838
 United Industrial Corp., Ltd..........................    3,541,000      1,918,064
 United Overseas Finance, Ltd..........................      129,000        148,198
 United Overseas Land, Ltd.............................    1,535,000      1,334,004
 *Van der Horst, Ltd...................................      232,000         90,453
 Vickers Ballas Holdings, Ltd..........................      543,000        358,772
 WBL Corp., Ltd........................................      297,000        374,790
 Wing Tai Holdings, Ltd................................    1,639,000      1,590,239
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,903,009)...................................                  26,253,874
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible
   (Cost $103,604).....................................      174,000        228,896
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $8,652).......................................                       8,604
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $25,015,265)...................................                  26,491,374
                                                                       ------------

SWITZERLAND -- (4.7%)
COMMON STOCKS -- (4.7%)

                                                               ------        ------
 AFG Arbonia Foster Holding AG, Arbon..................          150         73,450
 *Attisholz Holding AG, Attisholz......................        1,670        942,661
 Banque Cantonale de Geneve............................          450         78,070
 Banque Privee Edmond de Rothschild SA, Geneve.........          105        462,008
 Bobst SA, Prilly......................................        2,130      2,476,931
 Bucher Holding AG, Niederweningen.....................        2,125      1,703,067
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........        1,900        322,463
 Calida Holding AG.....................................          400         80,459
 Canon (Schweiz) AG, Dietlikon.........................        9,900        539,843
 *Carlo Gavazzi Holding AG, Baar Series B..............          253        171,595
 Cie Financiere Tradition..............................          750         59,637
 Coop Bank, Basel......................................          370        253,042
 Daetwyler Holding AG, Atldorf.........................          940      1,353,088
 Financiere Michelin, Granges-Paccot...................          740        301,883
 Forbo Holding AG, Eglisau.............................        7,331      3,382,376
 Galenica Holding AG, Bern Series B....................        3,115      2,016,777
 Golay-Buchel Holding SA, Lausanne.....................          125        111,573
 Industrieholding Cham AG, Cham........................          650        467,006
 *Keramik Holding AG Laufen, Laufen....................        1,540        556,610
 Kuehne & Nagel International AG, Schindellegi.........          700        501,609
 Lem Holdings AG, Lyss.................................          180         28,286
 *Maag Holding AG, Zuerich.............................        1,900        412,036

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Moevenpick-Holding, Zuerich...........................          470   $    221,576
 *Nextrom Holding SA...................................          200         22,629
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................        1,666      3,024,369
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           50         11,786
 UMS Schweizerische Metallwerke Holding AG, Bern.......        3,200        252,942
 Unigestion Holding, Geneve............................        9,200        560,947
 Valiant Holding.......................................          550        241,313
 Vaudoise Assurances Holding, Lausanne.................          189        392,166
 Von Roll Holding AG, Gerlafingen......................       15,045        215,147
 WMH Walter Meier Holding AG, Staefa...................          260        223,084
 Zehnder Holding AG....................................           50         27,029
 Zellweger Luwa AG, Uster..............................          590        318,572
 *Zschokke Holding SA, Geneve..........................        1,950        611,643
 *Zueblin Holding AG...................................          440          3,374
 Zuercher Ziegeleien Holding, Zuerich..................        2,000      2,049,180
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,146,857)...................................                  24,470,227
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $45)..........................................                          44
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $22,146,902)...................................                  24,470,271
                                                                       ------------

HONG KONG -- (4.6%)
COMMON STOCKS -- (4.5%)

                                                               ------        ------
 ALCO Holdings, Ltd....................................      710,000         66,736
 Acme Landis Holdings, Ltd.............................      130,000          6,277
 *Allied Group, Ltd....................................    5,364,000        531,812
 *Allied Properties (Hong Kong), Ltd...................    6,468,000        328,962
 Applied International Holdings, Ltd...................    1,150,000         42,201
 *Asia Commercial Holdings, Ltd........................       35,960          2,454
 *Asia Securities International, Ltd...................    2,326,000        170,712
 Asia Standard International Group, Ltd................    3,658,000        513,392
 Associated International Hotels, Ltd..................      758,000        322,078
 Beauforte Investors Corp., Ltd........................       44,000         63,169
 *Burlingame International Co., Ltd....................      675,000         17,904
 Burwill Holdings, Ltd.................................      385,000         42,136
 *CCT Telecom Holdings, Ltd............................      752,000        317,108
 CDL Hotels International, Ltd.........................    2,559,620        790,980
 *CNT Group, Ltd.......................................    1,428,000         44,496
 *Capetronic International Holdings, Ltd...............      107,000         53,042
 *Century City International Holdings, Ltd.............    2,863,067         92,162
 Champion Technology Holdings, Ltd.....................    6,437,837        377,164
 Chen Hsong Holdings, Ltd..............................      322,000        104,688
 Cheuk Nang Properties (Holdings), Ltd.................      318,000         40,945
 *Cheung Wah Development Co., Ltd......................      898,000         26,825
 *Chevalier Construction Holdings, Ltd.................      194,857          4,215
 Chevalier Development International, Ltd..............      625,852         74,138
 Chevalier International Holdings, Ltd.................    1,507,404        106,751
 *China Aerospace International Holdings, Ltd..........      873,000         98,918
 China Foods Holdings, Ltd.............................    1,032,000        194,004
 *China Investments Holdings, Ltd......................      989,000         22,158
                                                               SHARES        VALUE+
                                                               ------        ------
 China Online (Bermuda), Ltd...........................    7,640,000   $    173,135
 *China Overseas Land & Investment, Ltd................    3,256,000        301,853
 China Travel International Investment, Ltd............    1,722,000        279,372
 *Chinese Estates Holdings, Ltd........................    2,675,131        396,115
 *Chinney Investments, Ltd.............................      752,000         46,961
 Chow Sang Sang Holdings International, Ltd............      738,000        161,541
 Chuangs China Investments, Ltd........................      884,000         71,709
 Chuang's Consortium International, Ltd................    3,051,760        137,530
 *City Chiu Chow (Holdings), Ltd.......................      298,000          6,907
 *Companion Building Material International Holdings,
   Ltd.................................................    2,206,000         31,529
 Continental Holdings, Ltd.............................      382,000         15,248
 *Continental Mariner Investment Co., Ltd..............      417,000         57,988
 Cosmos Machinery Enterprises, Ltd.....................      140,000          7,391
 *Crocodile Garments, Ltd..............................      986,000         21,075
 *Culturecom Holdings, Ltd.............................    1,326,000         79,392
 *Dransfield Holdings, Ltd.............................    1,952,000         35,690
 Dynamic Holdings, Ltd.................................      482,000         71,371
 *Easyknit International Holdings, Ltd.................      200,150          8,118
 *Emperor (China Concept) Investments, Ltd.............    2,790,000         27,302
 *Emporer International Holdings, Ltd..................      812,000         73,187
 *Evergo China Holdings, Ltd...........................    1,296,000         22,695
 *Fairwood Holdings, Ltd...............................      675,000         15,470
 *Fairyoung Holdings, Ltd..............................      990,000         39,516
 Far East Consortium International, Ltd................    1,812,301        133,010
 *Far East Holdings International, Ltd.................      408,000         22,327
 Fountain Set Holdings, Ltd............................    1,350,000        173,825
 *Four Seas Travel International, Ltd..................    1,180,000         77,487
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      670,000          6,815
 *G-Prop Holdings, Ltd.................................       53,435          8,944
 Golden Resources Development International, Ltd.......      722,000         43,693
 Goldlion Holdings, Ltd................................    1,092,000        120,920
 Grand Hotel Holdings, Ltd. Series A...................      372,000         49,814
 Grande Holdings, Ltd..................................      506,000        224,775
 Great Eagle Holdings, Ltd.............................      698,910      1,237,378
 Great Wall Electronic International, Ltd..............    2,278,566        121,755
 *Guangzhou Investment Co., Ltd........................    3,038,000        226,879
 *Guoco Land (Philippines), Ltd........................       88,000         24,361
 Harbour Centre Development, Ltd.......................      590,000        436,816
 Harbour Ring International Holdings, Ltd..............    3,430,000        123,660
 Henderson China Holdings, Ltd.........................      438,000        250,965
 High Fashion International, Ltd.......................      800,000         92,707
 *Hon Kwok Land Investment Co., Ltd....................    1,096,000         63,504
 *#Hong Kong & Shanghai Hotels, Ltd....................    1,789,124      1,071,203
 Hong Kong Ferry (Holdings) Co., Ltd...................      349,000        319,053
 *Hong Kong Parkview Group, Ltd........................      648,000        352,517
 Hop Hing Holdings, Ltd................................      604,000         37,330
 Hopewell Holdings, Ltd................................    1,208,800        680,943
 *Hualing Holdings, Ltd................................      784,000         25,237
 *Huey Tai International, Ltd..........................    2,920,260        195,526
 *Hwa Kay Thai Holdings, Ltd...........................      323,560         10,332
 *Innovative International (Holdings), Ltd.............      539,439         11,461

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Jinhui Holdings Co., Ltd.............................      978,000   $     32,741
 *Joyce Boutique Holdings, Ltd.........................      808,000         20,287
 *K Wah International Holdings, Ltd....................      871,672         48,823
 *KTP Holdings, Ltd....................................      758,000         33,184
 *Kader Holdings Co., Ltd..............................      857,000         24,828
 Keck Seng Investments (Hong Kong), Ltd................      570,000         77,062
 Kee-Shing Holdings Co., Ltd...........................      256,000         29,666
 *King Fook Holdings, Ltd..............................      338,000         12,186
 *Kong Tai International Holdings Co., Ltd.............    5,175,000         26,653
 Kumagai Gumi Hong Kong, Ltd...........................      424,000        156,958
 *Kwong Sang Hong International, Ltd...................    1,060,000         94,175
 *Lai Sun Development Co., Ltd.........................    2,698,800        118,148
 *Lai Sun Garment (International), Ltd.................    2,700,000         93,866
 *Lai Sun Hotels International, Ltd....................    1,532,000        106,520
 *Lam Soon (Hong Kong), Ltd............................      203,250         39,255
 *Lam Soon Food Industries, Ltd........................      156,000         31,335
 Leefung-Asco Printers Holdings, Ltd...................      128,000         25,546
 *Linkful International Holdings, Ltd..................      582,000          8,243
 *Lippo, Ltd...........................................      751,000        152,783
 Liu Chong Hing Investment, Ltd........................      626,000        392,941
 *Luks Industrial Co., Ltd.............................      613,800         94,839
 *Magnificent Estates, Ltd.............................    5,014,600         51,654
 *Mansion Holdings, Ltd................................      113,200          1,122
 *Megga (S.) International Holdings, Ltd...............    1,399,200         14,773
 Melbourne Enterprises, Ltd............................       41,000        176,323
 *Melco International Development, Ltd.................      170,000         21,889
 *Min Xin Holdings, Ltd................................      432,000         38,937
 Miramar Hotel & Investment Co., Ltd...................      600,000        536,926
 *Mui Hong Kong, Ltd...................................    2,050,000         25,868
 *Nam Hing Holdings, Ltd...............................      538,000         16,556
 Nanyang Holdings, Ltd.................................       80,850         72,871
 *National Electronics Holdings, Ltd...................    1,106,000         28,482
 *New World Cyberbase, Ltd.............................       56,540         15,288
 *Nph International Holdings, Ltd......................      408,000         10,192
 #Onfem Holdings, Ltd..................................      684,000         58,127
 Orient Power Holdings, Ltd............................      441,000         26,688
 *Oriental Metals Holdings Co., Ltd....................      796,000         86,094
 *Pacific Concord Holding, Ltd.........................    3,156,349        345,448
 *Pacific Plywood Holdings, Ltd........................    1,854,000         29,124
 Playmate Toys Holdings, Ltd...........................      234,000         12,353
 Pokfulam Development Co., Ltd.........................      244,000         73,045
 *Poly Investments Holdings, Ltd.......................    1,428,000         73,547
 Prestige Properties Holdings, Ltd.....................    1,166,000         54,048
 *QPL International Holdings, Ltd......................      651,000        253,562
 *RJP Electronics, Ltd.................................    1,350,000         19,816
 Realty Development Corp., Ltd. Series A...............      213,000        320,881
 *Regal Hotels International Holdings, Ltd.............    4,988,179        385,365
 *Rhine Holdings, Ltd..................................      260,000              0
 *Rivera Holdings, Ltd.................................    1,912,000         24,619
 *Ryoden Development, Ltd..............................    2,410,000        152,052
 *S.A.S.Dragon Holdings, Ltd...........................       94,400          5,044
 SIS International Holdings, Ltd.......................      326,000         29,803
 San Miguel Brewery Hong Kong, Ltd.....................      812,400        133,893
 Sea Holdings, Ltd.....................................    1,208,000        435,515
 *Seapower Resources International, Ltd................    2,785,000         57,375
 *Semi-Tech (Global) Co., Ltd..........................    1,950,339         52,485
 *Shangri-La Asia, Ltd.................................      837,403        981,193
                                                               SHARES        VALUE+
                                                               ------        ------
 Shaw Brothers Hong Kong, Ltd..........................      158,000   $    164,786
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,177,000        122,755
 *Shenzhen International Holdings, Ltd.................    2,862,500         47,915
 *Shougang Concord Century Holdings, Ltd...............    1,000,000         28,842
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    2,196,000         87,654
 *Shun Ho Construction (Holdings), Ltd.................      814,380         33,031
 *Shun Ho Resources Holdings, Ltd......................      510,000         19,700
 *Shun Shing Holdings, Ltd.............................      726,000        112,175
 #Shun Tak Holdings, Ltd...............................    1,924,000        401,327
 *Silver Grant International Industries, Ltd...........      748,000         72,234
 *Sincere Co., Ltd.....................................      872,000         51,087
 Sing Tao Holdings, Ltd................................      410,000         67,573
 *Singamas Container Holdings, Ltd.....................      360,000         21,786
 *Sino Foundations Holdings, Ltd.......................      618,000         17,108
 South China Brokerage Co., Ltd........................    4,418,000        101,826
 South China Holdings, Ltd.............................      846,000        106,752
 South China Industries, Ltd...........................    1,182,000         88,272
 *South Sea Development Co., Ltd.......................      967,000         52,294
 Starlight International Holdings, Ltd.................      708,000         61,078
 *Stelux Holdings International, Ltd...................    1,862,552         69,548
 Sun Fook Kong Holdings, Ltd...........................    1,018,000        340,800
 Sun Hung Kai & Co., Ltd...............................    1,488,000        176,266
 *Swank International Manufacturing Co., Ltd...........      226,000          2,473
 Tai Cheung Holdings, Ltd..............................    1,377,000        290,775
 Tai Sang Land Development, Ltd........................      640,900        173,296
 *Tak Sing Alliance Holdings, Ltd......................    1,299,335         65,248
 *Tak Wing Investment Holdings, Ltd....................      370,000         27,155
 Tan Chong International Limited.......................    2,943,000        647,985
 Tern Properties Co., Ltd..............................      168,000         31,474
 *Tian An China Investments Co., Ltd...................    2,287,000         89,814
 Tian Teck Land, Ltd...................................      800,000        135,970
 *Top Form International, Ltd..........................      494,000          8,778
 *Tse Sui Luen Jewellry (International), Ltd...........      395,830         14,526
 *Tung Fong Hung Holdings, Ltd.........................      694,200         34,413
 Tungtex (Holdings) Co., Ltd...........................      558,000         76,877
 *Tysan Holdings, Ltd..................................      614,000         31,623
 *UDL Holdings, Ltd....................................    1,504,000          6,197
 *USI Holdings, Ltd....................................      671,999        128,924
 *Wah Nam Group, Ltd...................................      630,000          4,218
 *Winfoong International, Ltd..........................    1,525,000         71,671
 *Wing Fai International, Ltd..........................      342,000         15,853
 Wing On Co. International, Ltd........................      588,000        272,558
 Wing Shan International, Ltd..........................    1,130,000         81,479
 Winsor Industrial Corp., Ltd..........................      394,500         62,986
 *Winsor Properties Holdings, Ltd......................      110,000         28,681
 *Wo Kee Hong (Holdings), Ltd..........................    2,722,400         38,559
 *Wong's Kong King International (Holdings), Ltd.......      874,000         25,883
 World Houseware (Holdings), Ltd.......................      618,266         25,076
 *Yaohan International Holdings, Ltd...................    1,660,000              0
 *Yau Lee Holdings, Ltd................................    2,631,000         37,264
 *Yoshiya International Corp., Ltd.....................      720,000         46,353
 Yugang International, Ltd.............................    1,258,000         49,404
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,393,539)...................................                  23,691,078
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.1%)
 *Grande Holdings, Ltd. Warrants 10/15/00..............       89,600   $      2,884
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      120,800              0
 *Mansion Holdings, Ltd. Warrants 07/28/01.............      113,200            364
 Process Automation (Holdings), Ltd. Warrants
   03/28/01............................................    4,000,000        177,688
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $26,323).......................................                     180,936
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $38,391)......................................                      38,420
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $33,458,253)...................................                  23,910,434
                                                                       ------------

AUSTRALIA -- (4.3%)
COMMON STOCKS -- (4.3%)

                                                               ------        ------
 A.P. Eagers, Ltd......................................       21,493         52,602
 *Adelaide Brighton, Ltd...............................      584,871        275,127
 *Aerodata Holdings, Ltd...............................       52,987          3,031
 *An Feng Kingstream Steel, Ltd........................       81,521         10,364
 *Anzoil NL............................................       38,461          3,056
 Ashton Mining, Ltd....................................      448,960        219,755
 Asia Pacific Specialty Chemicals, Ltd.................       94,300         44,359
 Atkins Carlyle, Ltd...................................       48,820        117,929
 *AuIron Energy, Ltd...................................      184,462         28,142
 *AuIron Energy, Ltd. Issue 99.........................       92,231         14,071
 *Aurora Gold, Ltd.....................................      230,029         56,297
 Ausdrill, Ltd.........................................      143,070         39,107
 Australian Hospital Care, Ltd.........................      237,300        102,576
 Australian Oil & Gas Corp., Ltd.......................       74,040         82,365
 *Australian Resources, Ltd............................      352,493         51,537
 Avatar Industries, Ltd................................      253,698         45,962
 BT Hotel Group BHT....................................      344,036        196,828
 *Beach Petroleum NL...................................      824,454         14,150
 Boag (J.) & Son, Ltd..................................       61,100         35,345
 Bridgestone Australia, Ltd............................       26,822         39,386
 Bristile, Ltd.........................................       82,699         59,405
 Caltex Australia, Ltd.................................      386,100        620,957
 *Cambridge Gulf Exploration NL........................       93,366          4,155
 Capral Aluminium, Ltd.................................      435,676        553,904
 *Centaur Mining & Exploration, Ltd....................      620,579         92,706
 Centennial Coal, Ltd..................................       57,778         22,037
 Central Equity, Ltd...................................      155,382        235,082
 Centro Properties, Ltd................................      182,735        314,798
 *Climax Mining, Ltd...................................      139,697         12,876
 Consolidated Paper Industries, Ltd....................       57,537         90,341
 *Consolidated Rutile, Ltd.............................      437,974        194,889
 *Coplex Resources NL..................................      351,512         20,111
 Coventry Group, Ltd...................................       66,628        192,712
 Crane (G.E) Holdings, Ltd.............................       55,072        274,816
 *Crevet, Ltd..........................................       46,997         13,743
 *Croesus Mining NL....................................      154,735         28,033
 *Cudgen RZ, Ltd.......................................       47,724         19,719
 *Cumnock Coal, Ltd....................................       40,710          7,246
 *Denehurst, Ltd.......................................       78,163          3,627
 *Devex, Ltd...........................................      141,218         40,396
 Devine, Ltd...........................................       81,701         27,526
 Dome Resources NL.....................................      195,839         33,613
 *Dominion Mining, Ltd.................................      116,119         27,312
 ERG, Ltd..............................................      296,242      1,544,192
                                                               SHARES        VALUE+
                                                               ------        ------
 #Email, Ltd...........................................      418,227   $    638,064
 *Emporer Mines, Ltd...................................      135,024         61,799
 *Energy Equity Corp., Ltd.............................      393,461         55,026
 Energy Resources of Australia, Ltd. Series A..........      200,366        261,107
 Finemore Holdings, Ltd................................       48,477         40,677
 Forest Place Group, Ltd...............................       70,986         27,075
 Forrester Parker Group, Ltd...........................      169,862        122,016
 GUD Holdings, Ltd.....................................       96,340         86,351
 Gazal Corp., Ltd......................................       89,069        107,577
 *General Gold Resources NL............................      169,056          8,060
 George Weston Foods, Ltd..............................       87,356        360,950
 *Gold Mines of Australia, Ltd.........................       39,934          1,853
 Goldfields, Ltd.......................................      482,474        312,835
 Gowing Bros., Ltd.....................................       70,907         91,050
 Grand Hotel Group.....................................       70,000         54,732
 Green's Foods, Ltd....................................       81,301         30,492
 *HIH Insurance, Ltd...................................      101,695        104,080
 Hancock and Gore, Ltd.................................       59,605         49,446
 Harris Scarfe Holdings, Ltd...........................       56,000         65,857
 *Healthscope, Ltd.....................................      127,219         25,474
 Henry Walker Group, Ltd...............................      125,880        121,630
 *Holyman, Ltd.........................................       92,339         62,220
 Homestake Mining Co...................................       68,662        545,591
 *Hudson Conway, Ltd...................................       89,183        380,404
 Hudson Timber & Hardware, Ltd.........................       74,375         27,895
 Iama, Ltd.............................................      174,262        262,538
 *Intag International, Ltd.............................       93,568          1,784
 Ipoh, Ltd.............................................      208,463        249,131
 Ipswich and West Moreton Building Society, Ltd........       34,551         57,105
 #Jones (David), Ltd...................................      561,900        525,070
 Jupiters, Ltd.........................................      596,821      1,250,088
 *Kidston Gold Mines, Ltd..............................      198,750         45,483
 *Lachlan Resources NL.................................      217,903          6,926
 *MRI Holdings, Ltd....................................       87,075         14,945
 MacMahon Holdings, Ltd................................      305,720         51,500
 Magellan Petroleum Australia, Ltd.....................       29,537         33,422
 Maxi-Cube, Ltd........................................      137,613         18,370
 McPherson's, Ltd......................................       32,730         22,470
 Metalcorp, Ltd........................................      114,399        138,171
 Mirvac, Ltd...........................................      201,768        406,330
 *New Hampton Goldfields NL............................      145,700         23,155
 *Newcrest Mining, Ltd.................................      474,531      1,511,274
 Normandy Mt. Leyshon, Ltd.............................      123,978        161,562
 *Novus Petroleum, Ltd.................................      184,239        178,019
 *Orbital Engine Corp., Ltd............................      165,000         94,399
 PMP Communications, Ltd...............................      724,135      1,036,642
 Pacific Hydro, Ltd....................................       85,391         65,681
 Parbury, Ltd..........................................      179,796         45,717
 *Payce Consolidated, Ltd..............................       74,466         35,029
 *Peptide Technology, Ltd..............................      153,432         48,767
 *Perilya Mines NL.....................................      167,228         28,171
 Permanent Trustee Co., Ltd............................       18,736        137,086
 *Petroz NL............................................      181,023         39,700
 *Petsec Energy, Ltd...................................      153,726         21,499
 Pirelli Cables Australia, Ltd.........................      168,560         70,720
 Portman Mining, Ltd...................................      222,395         88,499
 Prime Television, Ltd.................................      149,969        156,346
 Publishing and Broadcasting, Ltd......................      130,837        859,987
 QCT Resources, Ltd....................................      984,333        576,918
 Reinsurance Australia Corp., Ltd......................      287,432        127,901
 Resolute, Ltd.........................................      445,413        131,661

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ridley Corp., Ltd.....................................      337,565   $    149,995
 Schaffer Corp., Ltd...................................       14,106         24,749
 Scott Corp., Ltd......................................       42,741         40,755
 Sea World Property Trust..............................       61,000         30,246
 *Solution 6 Holdings, Ltd.............................        6,950         49,040
 Southern Cross Broadcasting (Australia), Ltd..........       47,717        244,180
 Spicers Paper, Ltd....................................      245,591        296,624
 *St. Barbara Mines, Ltd...............................      329,338         25,123
 *Star Mining Corp. NL.................................      302,691          1,539
 Tassal, Ltd...........................................       42,438         28,326
 *Techniche, Ltd.......................................       34,687        104,737
 Thakral Holdings Group................................      860,604        393,892
 *Thakral Holdings Group Issue 99......................       38,891         17,553
 Ticor, Ltd............................................      482,210        352,513
 *Titan Resources NL...................................      125,121         10,340
 Tourism Assets Holdings, Ltd..........................      381,768        160,171
 *Union Gold Mining Co. NL.............................      118,986         62,023
 Village Roadshow, Ltd.................................      337,512        674,548
 Visions Systems, Ltd..................................       18,982         78,433
 Walker Corp., Ltd.....................................      526,496        267,748
 Wattyl, Ltd...........................................       82,417        229,997
 Western Metals, Ltd...................................      293,365        100,703
 Westralian Sands, Ltd.................................      389,396        926,019
 White (Joe) Maltings, Ltd.............................       38,847         80,257
 Wide Bay Capricorn Building Society, Ltd..............       28,497         64,309
 Yates (Arthur) and Co. Property, Ltd..................      353,792        179,920
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,564,396)...................................                  22,624,252
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $34,337)......................................       18,246         34,332
                                                                       ------------
OPTIONS -- (0.0%)
 *Eagers (A.P.), Ltd. Options 01/31/03.................        4,174            929
TOTAL OPTIONS..........................................                         929
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bristile, Ltd. Rights 12/07/99.......................       33,079            105
 *Green's Foods, Ltd. Rights 12/20/99..................       20,325            904
 *Pacific Hydro, Ltd. Rights 12/17/99..................       84,291         12,324
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      13,333
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $10)..........................................                          10
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $26,598,743)...................................                  22,672,856
                                                                       ------------

SWEDEN -- (3.0%)
COMMON STOCKS -- (2.9%)

                                                               ------        ------
 Alma Industri & Handel AB Series B....................        8,000        141,630
 *Althin Medical AB Series B...........................       23,800        159,580
 Anders Dioes AB.......................................       10,300         58,279
 Angpannefoereningen AB Series B.......................        7,650         88,639
 *Argonaut AB Series A.................................       62,600         58,174
 *Argonaut AB Series B.................................      571,480        531,075
 *Avesta Sheffield AB..................................      214,800      1,041,021
 B & N Bylock & Nordsjoefrakt AB Series B..............       99,200        141,197
                                                               SHARES        VALUE+
                                                               ------        ------
 Beijer AB Series B....................................        8,000   $     90,342
 Berg (C.F.) & Co. AB Series B.........................       19,200         49,688
 Bong Ljungdahl AB.....................................       15,200        175,226
 Boras Waefveri AB Series B............................       15,900         86,037
 #Capona AB............................................       74,742        307,724
 Castellum AB..........................................       41,100        391,611
 Catena AB Series A....................................        3,300         26,397
 Celsius Industrier AB Series B........................       42,900        878,081
 *Cloetta AB Series B..................................        3,200         51,947
 Concordia Maritime AB Series B........................      136,100        144,088
 Diligentia AB.........................................      108,370        822,236
 *Elekta AB............................................        5,600         17,523
 Esselte AB Series A...................................       15,700        107,116
 Esselte AB Series B...................................       12,400         86,060
 *Evidentia Fastigheter AB Series A....................       40,410        356,515
 *Evidentia Fastigheter AB Series B....................        3,900         34,637
 FFNS Gruppen AB Series B..............................       47,050        498,116
 *Fagerlid Industrier AB...............................       51,750        114,445
 Fastighets AB Tornet..................................       24,250        322,343
 *Fastighits AB Celtica................................       11,000         59,522
 *Firefly AB...........................................        5,800          3,070
 Geveko AB Series B....................................       19,900        290,270
 Gorthon Lines AB Series B.............................       69,300        181,788
 #Gunnebo AB...........................................       12,100         96,788
 ICB Shipping AB Series B..............................      135,200      1,017,852
 *Intelligent Micro Systems Data AB....................        7,500         93,959
 Jacobson and Widmark AB...............................       31,000        364,661
 *Kjessler & Mannerstrale AB...........................       20,200        114,057
 *Kjessler & Mannerstrale AB New Shares................       20,200         54,652
 *Klippans Finpappersbruk AB...........................       30,800         94,200
 Ljungberg Gruppen AB Series B.........................        2,100         22,233
 Matteus AB............................................       64,080        216,338
 *Meda AB Series A.....................................       12,700         92,624
 *Meto AG..............................................        8,200         61,251
 Monark Stiga AB.......................................       22,300        119,094
 Munksjo AB............................................       14,300        111,022
 *NH Nordiska Holding AB...............................       86,500        142,453
 Naerkes Elektriska AB Series B........................       26,100        211,845
 Norrporten Fastighets AB..............................        5,500         71,168
 PEAB AB Series B......................................       48,800        101,032
 Pandox Hotelfastigheter AB............................        4,900         38,042
 *Perbio Science AB....................................        3,800         15,422
 Perstorp AB Series B..................................        7,600         64,369
 Piren AB..............................................       97,647        614,526
 Platzer Bygg AB Series B..............................      236,100        251,346
 Rottneros Bruk AB.....................................    1,191,000      1,372,985
 Salus Ansvar AB Series B..............................       11,800         21,793
 *Scandiaconsult AB....................................       31,700        384,082
 Scribona AB Series A..................................       15,700         47,094
 Scribona AB Series B..................................       12,400         39,092
 Spendrups Bryggeri AB Series B........................       47,200        180,448
 *Stena Line AB Series B...............................      303,500        285,612
 Sweco AB Series B.....................................       47,050        243,523
 Wallenstam Byggnads AB Series B.......................       79,600        397,951
 Westergyllen AB Series B..............................        6,800         86,389
 Wihlborg & Son AB Series B............................      560,350        639,380
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,711,091)...................................                  14,981,660
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
 Wihlborgs Fastigheter AB 5.83% Notes 12/02/02
   (Cost $452,917).....................................           57   $    625,754
                                                                       ------------

RIGHTS/WARRANTS -- (0.0%)
                                                               SHARES
                                                               ------
                                                           -------           ------
                                                            (000)
 *Elekta AB Series B Rights 12/21/99...................        5,600          8,959
 *Wallenstam Byggnads AB Redemption Rights 12/16/99....       79,600         23,128
 *Wihlborgs Fastigheter AB Warrants 12/20/02...........      169,740         10,183
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $85,873).......................................                      42,270
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $27,364)......................................                      27,099
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $17,277,245)...................................                  15,676,783
                                                                       ------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Ansaldo Trasporti SpA................................      497,000        589,498
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      172,500        526,275
 *Bastogi SpA..........................................      450,000         45,310
 *Brioschi Finanziaria SpA, Milano.....................      100,000         20,138
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........    1,680,000      2,046,800
 CMI SpA...............................................       22,000         34,999
 Caffaro SpA Sta per l'Industria Chimica ed
   Elettrochimica......................................      165,000        150,852
 Caltagirone SpA.......................................    1,145,000      1,446,872
 Cementeria di Augusta SpA.............................      142,500        279,789
 #Cia Assicuratrice Unipol SpA.........................      331,598      1,252,056
 *Dalmine SpA..........................................      770,000        160,488
 Danieli & C.Officine Meccaniche SpA...................       24,000        135,326
 *#FONSPA (Credito Fondiaro e Industriale Istituto per
   i Finanziamenti a Medio e Lungo Termine SpA)........      527,000      1,236,367
 *Fabbrica Italiana Magneti Marelli SpA................      190,000        640,884
 Finarte Casa d'Aste SpA (Milano)......................      135,000        490,706
 *Finarte Partecipazioni Pro Arte SpA..................      277,050        251,062
 *Fincasa 44 SpA.......................................      175,000         52,862
 Gabetti Holding SpA...................................      175,000        281,928
 Giovanni Crespi SpA...................................       40,000         60,413
 *Grassetto SpA........................................      110,000              0
 Impregilo SpA.........................................      655,000        415,492
 Ipi SpA...............................................      223,750        765,989
 Italmobiliare SpA, Milano.............................       15,030        346,557
 Linificio and Canapificio Nazionale SpA...............       46,250         64,032
 Maffei SpA............................................       90,500        107,617
 Marangoni SpA, Rovereto...............................       68,000        199,243
 Montefibre SpA, Milano................................      262,464        158,034
 *Necchi SpA...........................................       62,500         16,928
 *Premafin Finanziaria SpA.............................    1,092,000        566,253
 *Premaimm SpA.........................................      523,000        180,098
 *Ratti SpA............................................       20,000         44,102
 Riva Finanziaria SpA..................................       86,000        294,414

                                                               SHARES        VALUE+
                                                               ------        ------
 SAES Getters SpA......................................        9,000   $    119,618
 SISA (Societa Imballaggi Speciali Asti SpA)...........      175,000        119,819
 SMI STA Metallurgica Italiana SpA.....................      490,000        288,624
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      640,000        454,307
 Saiag SpA (Industrie Articoli Gomma)..................       10,000         51,049
 Vianini Industria SpA.................................      315,000        241,049
 Vianini Lavori SpA....................................      448,250        690,546
 Zucchi (Vincenzo) SpA.................................       74,000        454,509
                                                                       ------------
TOTAL -- ITALY
  (Cost $11,756,093)...................................                  15,280,905
                                                                       ------------

NETHERLANDS -- (2.7%)
COMMON STOCKS -- (2.7%)

                                                               SHARES        VALUE+
                                                               ------        ------
 ACF Holding NV (Certificate)..........................       53,200        776,713
 Bam Groep NV..........................................       18,217        878,604
 #Begemann Groep NV....................................       46,384        364,287
 *Begemann Groep NV Series B...........................       44,600         89,814
 Econosto NV...........................................       23,124        201,400
 Gamma Holding NV......................................       55,716      2,229,964
 Gemeenschappeljk Bezit Crown van Gelder NV............       40,320        499,351
 Geveke NV.............................................        1,030         40,447
 Hollandsche Beton Groep NV............................       33,163        298,853
 Kas-Associatie NV.....................................       86,050        866,426
 Koninklijke Ten Cate NV...............................       39,230      1,406,206
 Koninklijke Ubbink NV.................................          900         33,982
 MacIntosh NV..........................................       63,909      1,608,729
 Nagron Nationaal Grondbezit NV........................        2,218         46,229
 Nedlloyd Groep NV, Rotterdam..........................       35,875        951,817
 Norit NV..............................................       78,571        585,430
 Polynorm NV...........................................       13,226        783,045
 Roto Smeets de Boer NV................................       20,100        548,461
 *Sphinx NV............................................       36,562        460,172
 Stork NV..............................................       27,615        385,102
 *Textielgroep Twenthe NV..............................        1,200         85,787
 *Tulip Computers NV...................................       38,643        161,473
 *Van Dorp Groep NV....................................       11,632        132,347
 Vredestein NV.........................................       64,470        697,826
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $17,188,701)...................................                  14,132,465
                                                                       ------------

SPAIN -- (2.4%)
COMMON STOCKS -- (2.4%)

                                                               SHARES        VALUE+
                                                               ------        ------
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       43,440        137,341
 Banco de Valencia SA..................................        3,700         30,922
 Banco Guipuzcoano SA..................................       84,686      1,048,812
 Banco Pastor SA, La Coruna............................       21,384        816,897
 Banco Zaragozano SA...................................      155,400      1,416,056
 Bodegas y Bebedas SA..................................       23,836        216,241
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        3,770         84,232
 Cristaleria Espanola SA, Madrid.......................       14,400        601,716
 Elecnor SA............................................        5,770        223,675
 #Empresa Nacional de Celulosa SA......................       54,900      1,039,228
 Energia e Industrias Aragonesas SA....................       41,200        200,781
 *Ercros SA............................................      102,700         62,044
 *Espanola del Zinc SA.................................        4,200         19,453
 *#Europistas Concesionaria Espanola SA................      158,900        903,968

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Europistas Concesionaria Espanola SA Em 99...........       73,338   $    400,968
 Fabricacion de Automoviles Renault de Espana SA.......       12,690        503,429
 *Filo SA..............................................      135,044        175,407
 Global Steel Wire SA..................................       12,900         25,198
 *Grupo Fosforera SA...................................       12,060              0
 Inbesos SA............................................       16,000         53,164
 *Inmobiliaria Urbis SA................................      288,600      1,476,185
 *LSB (La Seda de Barcelona SA) Series B...............       25,100        103,366
 *Nueva Montana Quijano SA Series B....................      122,740         74,151
 Omsa Alimentacion SA..................................       38,675        266,359
 Papelera de Navarra SA................................        7,851        146,244
 Pescanova SA..........................................       24,900        265,758
 Reno de Medici SpA....................................      303,261        714,518
 Tableros de Fibras SA Series B........................       22,732        274,663
 Tavex Algodonera SA...................................       53,400        125,279
 Transportes Ferroviarios Especiales Tranfesa..........       25,580        324,785
 Unipapel SA...........................................       34,058        288,058
 Uralita SA............................................       88,000        602,521
 VT Holding A.S........................................       12,539        122,466
                                                                       ------------
TOTAL -- SPAIN
  (Cost $10,138,693)...................................                  12,743,885
                                                                       ------------
NORWAY -- (2.0%)
COMMON STOCKS -- (2.0%)
 *Askia Invest ASA.....................................       93,000         20,188
 Awilco ASA Series A...................................       45,200         72,889
 Bonheur ASA...........................................        9,555        213,347
 *Braathens S.A.F.E. ASA...............................       86,300        363,976
 *Broevig Offshore ASA.................................        6,600         39,298
 *C. Tybring-Gjedde ASA................................       38,000         80,134
 *Choice Hotel Scandinavia ASA.........................       13,000         30,639
 Dyno Industrier ASA...................................       68,522      1,670,225
 Elkem ASA.............................................      132,052      2,391,555
 Farstad Shipping ASA..................................       38,000        106,059
 *Fesil ASA............................................       19,257         69,274
 Ganger Rolf ASA.......................................        6,550        142,188
 *Gresvig ASA..........................................       13,300        135,284
 Hafslund ASA..........................................       45,500        248,340
 Hydralift AS..........................................       15,000         65,124
 *Kenor ASA............................................       24,000          9,229
 *Kvaerner ASA.........................................       33,600        633,527
 Kverneland ASA........................................       21,732        390,886
 Leif Hoegh & Co. ASA..................................       80,400        837,757
 Moelven Industrier ASA................................      179,016        172,098
 *#Nera ASA............................................      157,700        492,963
 *Nomadic Shipping ASA.................................       33,021         25,806
 Nordlandsbanken ASA...................................       16,808        464,947
 *Ocean Rig ASA........................................      305,100         41,631
 Odfjell ASA Series A..................................       52,474        611,864
 *Raufoss Ammunisjonfabrikker ASA......................        3,100         20,381
 Sagatex AS............................................       18,200         68,858
 Sas Norge ASA Series B................................       19,700        210,159
 Scana Industrier ASA..................................        6,700         13,464
 *Sensonor ASA.........................................       57,632         78,639
 Smedvig ASA...........................................       30,600        332,133
 Ugland Nordic Shipping ASA............................        4,900         36,470
 Veidekke ASA..........................................        3,000         46,331

                                                               SHARES        VALUE+
                                                               ------        ------
 *Waterfront Shipping ASA..............................          240   $      3,840
 Wilhelmsen (Wilhelm), Ltd. ASA........................        3,850        100,291
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,546,111)...................................                  10,239,794
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $1,457).......................................                       1,428
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,547,568)...................................                  10,241,222
                                                                       ------------

DENMARK -- (1.9%)
COMMON STOCKS -- (1.9%)

                                                               SHARES        VALUE+
                                                               ------        ------
 Aalborg Portland Holding A.S. Series A................       22,780        431,683
 *Aalborg Portland Holding A.S. Series B...............        5,950        111,762
 Aarhus Oliefabrik A.S. Aeries A.......................        6,770        160,365
 *Albani Bryggerierne Series B.........................        1,140         72,525
 Alm Brand A.S. Series B...............................       28,044        451,721
 Amagerbanken A.S......................................        3,842        163,814
 Ambu International A.S. Series B......................          608         36,952
 Amtssparekassen Fyn A.S...............................        4,181        207,131
 Andersen & Martini Series B...........................          500         16,243
 Bording (F.E.) A.S. Series B..........................          475         20,574
 *Brodrene Hartmann A.S. Series B......................        6,560        133,192
 Chemitalic A.S........................................        2,230         21,129
 Cubic Modulsystem A.S. Series B.......................          400         27,072
 *DFDS A.S., Copenhagen................................        4,300        199,057
 *Dalhoff, Larsen & Hornemann A.S. Series B............        1,813         48,344
 Dampskibsselsk et Torm A.S............................        3,657        126,226
 Dampskibsselskabet Norden A.S.........................          937         69,757
 *Dansk Data Elektronik A.S............................        1,190         37,853
 Denka Holding A.S.....................................          400         44,127
 *Dfds New Shares......................................        2,580        119,434
 Djursland Bank........................................          473         32,012
 *East Asiatic Co., Ltd................................       46,252        444,500
 Egnsbank Fyn Aktieselskab.............................          300         40,607
 Egnsbank Han Herred...................................        2,545         64,763
 Egnsbank Nord A.S.....................................          708         59,129
 Ejendamsselskabet Norden A.S..........................        5,934        222,088
 *Foras Holding A.S. Series A..........................       12,362         86,091
 Forsikringsselskabet Codan A.S........................        9,847        799,721
 *Forsikringsselskabet Codan A.S. Issue 99.............          728         57,296
 Forstaedernes Bank....................................        4,715         82,533
 Fredgaard Radio A.S...................................        2,177        147,337
 Haandvaerkerbanken I Naestved.........................          622         42,096
 *Harboes Bryggeri A.S.................................          460         32,378
 Hedegaard (Peder P.) A.S..............................        1,406         58,616
 Henriksen Og Henriksen Holding A.S. Series B..........          500         36,208
 Hoejgaard Holding A.S. Series A.......................       10,380        177,032
 Hoffman & Sonner A.S. Series B........................        1,261         36,868
 Hojgaard Holdings A.S. Series B.......................        7,075        121,268
 *Junckers (F.) Industrier A.S.........................        3,475         56,444
 Kompan A.S............................................          310         18,463
 #Korn-Og Foderstof Kompagnet A.S......................       26,230        621,326
 Lan & Spar Bank A.S...................................        5,706        162,966
 *#Lauritzen (J.) Holding Series B.....................        5,218        522,660
 Lokalbanken I Nordsjaelland A.S.......................          690         49,500
 Midtbank A.S..........................................        5,700        175,911

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Migatronic Series B...................................        1,294   $     21,894
 Moens Bank A.S........................................          424         17,217
 Morso Bank............................................          240         18,030
 Naestved Diskontobanken...............................          651         53,752
 Nordvestbank..........................................        1,060         95,844
 Norresundby Bank......................................          439         50,509
 *Ntr Holdings A.S.....................................        1,650         26,801
 Obtec A.S.............................................          510         31,755
 Ove Arkil Series B....................................          680         41,419
 Per Aarsleff A.S. Series B............................        1,050         42,638
 *Rederiet Knud I. Larsen A.S..........................        3,619            245
 Ringkjoebing Bank.....................................          688         64,257
 Ringkjoebing Landbobank...............................          513        125,684
 Salling Bank..........................................          500         20,980
 Sanistal A.S. Series B................................          920         29,264
 *Scanbox Danmark A.S. Series B........................        3,400         35,897
 Skaelskor Bank........................................          540         28,506
 Skjern Bank A.S.......................................          306         18,846
 Spaencom A.S..........................................          300         17,055
 Spar Nord Holding.....................................       11,919        451,732
 Sparbank Vest A.S.....................................        2,374        154,243
 Sparekassen Faaborg A.S...............................        1,634        139,340
 Sydbank A.S...........................................       15,770        648,916
 *Thrigetitan A.S. Series A............................          100          5,414
 *Topdanmark A.S.......................................       24,600        542,757
 Torsana A.S. Series B.................................          200         11,289
 Totalbanken A.S.......................................          600         30,862
 Vestfyns Bank.........................................          500         20,304
 Vestjysk Bank.........................................        1,576         78,930
 Vt Holdings Shares A..................................          420         17,624
 Vt Holdings Shares B..................................        3,780        147,867
 Wessel & Vett Magasin du Nord A.S. Series C...........        6,498        408,993
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,042,040)...................................                  10,045,638
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $4)...........................................                           4
                                                                       ------------
TOTAL -- DENMARK
  (Cost $13,042,044)...................................                  10,045,642
                                                                       ------------

FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)

                                                               SHARES        VALUE+
                                                               ------        ------
 Amer Group P.L.C......................................       80,600      1,570,351
 Bank of Aland, Ltd....................................        5,700         91,828
 *Benefon Oy...........................................       19,000        133,916
 *Efore Oy.............................................        4,700         23,662
 Finnair Oyj...........................................      153,300        671,448
 Finvest Oyj...........................................      120,395        206,081
 *Hk Ruokatalo Oy Series A.............................       16,100         36,961
 Honkarakenne Oy Series B..............................       15,900         92,855
 Ilkka-Yhtyma Oyj......................................        2,400         45,068
 Interavanti Oy........................................       45,000         48,029
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....       11,601         60,741
 Kemira Oyj............................................       89,800        522,619
 Kesko Oyj.............................................       55,800        596,677
 #Kone Corp............................................       27,000      1,114,624
 Laennen Tehtaat Oy....................................       12,500        131,399
 Lemminkainen Oy.......................................       23,600        237,625
 Leo Longlife Oy.......................................        7,800         56,547
 *Metsaemarkka Oyj Series B............................        1,300          8,377

                                                               SHARES        VALUE+
                                                               ------        ------
 Okobank Class A.......................................       61,140   $    615,611
 *Olvi Oyj Series A....................................        7,500        149,523
 Partek Oyj............................................       88,300        986,880
 *Polar Real Estate Corp. Series K.....................      302,400         97,434
 Raute Oy Series A.....................................       11,200         92,585
 Santasalo-Jot Oy......................................       17,300         84,483
 *Silja Oy AB Series A.................................       82,700        166,539
 Tamfelt Oyj...........................................          700         16,035
 Tulikivi Oy...........................................        5,900         75,743
 Turkistuottajat Oy....................................          500          3,927
 Yit-Yhtymae Oyj.......................................       53,100        529,310
                                                                       ------------
TOTAL -- FINLAND
  (Cost $9,626,046)....................................                   8,466,878
                                                                       ------------

NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.3%)

                                                               SHARES        VALUE+
                                                               ------        ------
 *AFFCO Holdings, Ltd..................................      732,400        126,923
 CDL Hotels NZ, Ltd....................................      723,600        106,957
 CDL Investments NZ, Ltd...............................      480,354         58,761
 Cavalier Corp., Ltd...................................       53,900         87,913
 Ceramco Corp., Ltd....................................      111,100         93,436
 Colonial Motor Co., Ltd...............................       86,200        109,840
 DB Group, Ltd.........................................      361,000        430,564
 Donaghys, Ltd.........................................       80,971         60,255
 *Evergreen Forests, Ltd...............................      470,500        124,703
 Independent Newspapers, Ltd. (Auckland)...............      461,847      1,906,768
 *New Zealand Oil & Gas, Ltd...........................      273,900         60,031
 Northland Port Corp. (New Zealand), Ltd...............      111,426         75,536
 *Otter Gold Mines, Ltd................................      185,306         88,783
 PDL Holdings, Ltd.....................................       48,600        138,720
 *Richina Pacific, Ltd.................................      204,626         55,278
 Sanford, Ltd..........................................      214,000        605,371
 Shortland Properties, Ltd.............................      762,100        248,603
 South Port New Zealand, Ltd...........................       91,400         40,996
 St. Lukes Group, Ltd..................................      633,673        503,854
 Steel & Tube Holdings, Ltd............................      250,000        198,783
 Tasman Agriculture, Ltd...............................      476,200        182,039
 Taylors Group, Ltd....................................       42,000         25,261
 Tourism Holdings, Ltd.................................      192,285        303,824
 *Trans Tasman Properties, Ltd.........................    1,297,240        185,137
 Tranz Rail Holdings, Ltd..............................      432,300        782,219
 Williams & Kettle, Ltd................................       21,022         22,287
 *Wrightson, Ltd.......................................      480,700        100,455
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,346,327)....................................                   6,723,297
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $14,965)......................................                      14,892
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $6,361,292)....................................                   6,738,189
                                                                       ------------

BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)

                                                               SHARES        VALUE+
                                                               ------        ------
 Banque Belgo-Zairoise Belgolaise SA...................           83         16,798
 Belge des Betons......................................          626        252,125
 CFE (Compagnie Francois d'Entreprises)................        2,996        530,023
 #CMB (Cie Martime Belge)..............................       25,800      1,240,435
 Cofinimmo SA..........................................        6,105        630,072
 Engrais Rosier SA.....................................          200         17,540

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Floridienne NV........................................        1,900   $    108,663
 *Franki NV (Cie Internationale des Pieux Armes
   Frankignoul SA).....................................        1,800            449
 Ibel (Nouvelle).......................................        6,969        421,020
 Immobel (Cie Immobiliere de Belgique SA)..............       17,260        981,906
 *Ipso-Ilg SA..........................................        3,600        168,915
 La Promotion Internationale Prominter.................          312         25,242
 *Papeteries de Catala SA..............................          450         74,308
 Plantations Nord-Sumatra SA...........................          421         44,552
 Quick Restaurants SA..................................       10,952        371,624
 *Recticel SA..........................................       58,686        564,311
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................          275         27,689
 Sapec SA..............................................        6,401        248,136
 *Spector Photo Group SA...............................       11,701        441,810
 *Ter Beke NV..........................................        1,600         90,217
 Uco Textiles NV.......................................        2,200        240,565
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,437,186)....................................                   6,496,400
                                                                       ------------

AUSTRIA -- (1.0%)
COMMON STOCKS -- (1.0%)

                                                               SHARES        VALUE+
                                                               ------        ------
 *ATB Austria Antriebstechnik AG.......................        4,110         24,002
 Allgemeine Sparkasse Baugesellschaft..................          120         10,270
 *Austria Mikro Systeme International AG...............        7,169        228,534
 BBAG Oesterreichische Brau-Beteiligungs...............       17,055        729,830
 Bau Holding AG........................................       15,853        511,588
 Bohler Uddeholm AG....................................       26,290      1,101,196
 Brau Union Goess-Reinighaus AG........................       23,900      1,046,810
 Flughafen Wien AG.....................................       37,104      1,288,904
 Frauenthal Keramik AG.................................        1,308         26,999
 *General Partners Inmobilienbesitz AG.................        5,900         17,762
 Linz Textil Holding AG................................          100         30,207
 Rosenbauer International AG...........................        1,462         45,634
 *Vogel and Noot Waermetechnik AG......................        8,125        110,443
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,013,996)....................................                   5,172,179
                                                                       ------------

IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)

                                                               SHARES        VALUE+
                                                               ------        ------
 Abbey P.L.C...........................................       82,403        282,100
 *Arcon International Resources P.L.C..................      441,600        102,268
 Ardagh P.L.C..........................................       73,853        107,824
 Arnotts P.L.C.........................................       38,564        260,158
 Barlo Group P.L.C.....................................      362,398        328,405
 *Crean (James), Ltd...................................       69,119         27,838
 *Dragon Oil P.L.C.....................................      105,000         30,660
 *Dunloe Ewart P.L.C...................................      459,449        189,671

                                                               SHARES        VALUE+
                                                               ------        ------
 Golden Vale P.L.C.....................................      338,225   $    340,554
 Green Proper Co.......................................      236,779      1,370,856
 Greencore Group P.L.C.................................      143,779        390,877
 IFG Group P.L.C.......................................       83,471         84,046
 Irish Continental Group P.L.C.........................       19,681        196,184
 Jurys Hotel Group P.L.C...............................       83,726        640,700
 *Oakhill Group P.L.C..................................       69,119         26,446
 Readymix P.L.C........................................       80,250        113,124
 Ryan Hotels P.L.C.....................................      160,078        128,944
 Silvermines Group P.L.C...............................      195,374         92,458
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,093,835)....................................                   4,713,113
                                                                       ------------

MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)

                                                               SHARES        VALUE+
                                                               ------        ------
 *Aokam Perdana Berhad.................................       10,333         50,169
 *Idris Hydraulic (Malaysia) Berhad....................       87,000         15,225
 *MBF Holdings Berhad..................................    1,521,000         82,054
 *Promet Berhad........................................      201,000         15,340
 *Rekapacific Berhad...................................      130,000         15,737
 *Silverstone Berhad...................................       66,920              0
 *Taiping Consolidated Berhad..........................      332,000         18,347
 *Westmont Industries Berhad...........................      361,000         84,550
 *Wing Tiek Holdings Berhad............................       86,000         20,142
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,663,182)....................................                     301,564
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $58,485)......................................                      57,670
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $5,448,181) to be
   repurchased at $5,361,789.
   (Cost $5,361,000)...................................   $    5,361      5,361,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $608,811,505)++................................                $522,568,731
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $610,245,895.
   @  Denominated in local currency.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         THE EMERGING MARKETS PORTFOLIO

                               NOVEMBER 30, 1999

                                                                                 VALUE+
                                                                                 ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company..................................                  $330,718,190
                                                                              ------------
    Total Investments (100%) (Cost $278,712,103)++..........                  $330,718,190
                                                                              ============

--------------
++The cost for federal income tax purposes is $284,226,845.

                    THE EMERGING MARKETS SMALL CAP PORTFOLIO

                               NOVEMBER 30, 1999

                                                                                 VALUE+
                                                                                 ------
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................                   $11,697,503
                                                                               -----------
    (100%) (Cost $11,376,993)++.............................                   $11,697,503
                                                                               ===========

--------------
++The cost for federal income tax purposes is $11,446,533.

                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 1999

                                                                SHARES             VALUE+
                                                                ------             ------
Investment in The DFA One-Year Fixed Income Series of The
  DFA Investment Trust Company..............................   71,473,617       $712,591,961
                                                                                ------------
    Total Investments (100%) (Cost $708,846,889)++..........                    $712,591,961
                                                                                ============

--------------
++The cost for federal income tax purposes is $713,317,466.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 1999

                                                                 SHARES             VALUE+
                                                                 ------             ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company..........................    52,572,808       $531,511,089
                                                                                 ------------
    Total Investments (100%) (Cost $529,180,193)++..........                     $531,511,089
                                                                                 ============

--------------
++The cost for federal income tax purposes is $531,497,838 .
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (93.2%)
Federal Farm Credit Bank
    5.570%, 03/23/01...................................    $ 5,950     $  5,905,375
    5.125%, 04/02/01...................................      8,000        7,890,644
    5.875%, 07/02/01...................................     10,000        9,937,500
    5.250%, 05/01/02...................................     50,000       48,771,825
Federal Home Loan Bank
    5.625%, 02/15/01...................................      4,000        3,974,742
    5.375%, 03/02/01...................................     30,000       29,713,587
    5.625%, 03/19/01...................................     27,000       26,812,766
    5.125%, 04/17/01...................................     28,000       27,606,275
    5.875%, 08/15/01...................................     13,000       12,918,786
    5.875%, 09/17/01...................................     27,750       27,563,626
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $202,981,906)..................................                 201,095,126
                                                                       ------------


                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
U.S. TREASURY OBLIGATIONS -- (6.0%)
U.S. Treasury Notes
    4.625%, 12/31/00
      (Cost $12,881,190)...............................     13,000       12,826,841
                                                                       ------------


                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $1,794,488) to be
  repurchased at $1,763,260.
      (Cost $1,763,000)................................      1,763        1,763,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $217,626,096)++................................                $215,684,967
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
JAPAN -- (22.1%)
BONDS -- (22.1%)
Asian Development Bank
    5.000%, 02/05/03...................................    1,600,000   $ 17,776,381
Credit Local de France SA
    6.000%, 10/31/01...................................      400,000      4,337,622
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................      868,000      8,954,791
Eksportfinans ASA
    2.650%, 07/10/02...................................      360,000      3,718,901
European Investment Bank
    4.625%, 02/26/03...................................    1,500,000     16,552,327
Export-Import Bank Japan
    4.625%, 07/23/03...................................        9,850      9,848,413
Inter-American Development Bank
    2.250%, 02/05/02...................................    1,358,000     13,797,281
Nordic Investment Bank
    2.600%, 06/28/02...................................       60,000        619,171
Tokyo Electric Power Co., Inc.
    4.750%, 02/25/03...................................       15,000      7,673,548
World Bank (International Bank for Reconstruction and
  Development)
    4.500%, 03/20/03...................................    1,580,000     17,462,949
                                                                       ------------
TOTAL -- JAPAN
  (Cost $89,132,292)...................................                 100,741,384
                                                                       ------------
UNITED STATES -- (20.7%)
BONDS -- (17.7%)
Amoco Canada Eurobond
    7.250%, 09/17/02...................................        4,800      4,851,360
Credit Locale de France Holding SA Eurobond
    7.125%, 02/18/02...................................        4,900      4,924,500
France Telecom SA Eurobond
    6.875%, 10/01/01...................................        9,232      9,254,157
General Electric Capital Corp. Medium Term Notes
    5.440%, 01/14/02...................................        5,000      4,881,250
    5.510%, 03/01/02...................................        6,700      6,618,260
Glaxo K.K. Eurobond
    7.000%, 05/02/02...................................       11,385     11,433,955
Helaba International Finance Eurobond
    6.875%, 04/29/02...................................       10,820     10,842,722
KFW International Finance, Inc.
    6.250%, 10/15/03...................................        4,600      4,857,244
LB Baden-Wuertemberg Medium Term Notes
    7.875%, 10/15/01...................................       10,000     10,220,000
Wal-Mart Stores, Inc. Medium Term Notes
    6.150%, 08/10/01...................................       12,700     12,652,375
                                                                       ------------
TOTAL BONDS
  (Cost $82,123,818)...................................                  80,535,823
                                                                       ------------
COMMERCIAL PAPER -- (3.0%)
Corporate Asset Funding Co. C.P.
    5.920%, 01/28/00...................................        9,000      8,914,590
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Sheffield Receivables Corp. C.P.
    6.020%, 01/26/00...................................        5,000   $  4,954,422
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $13,867,338)...................................                  13,869,012
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $95,991,156)...................................                  94,404,835
                                                                       ------------
FRANCE -- (14.7%)
BONDS -- (14.7%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................       35,000      5,672,247
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................        7,500      7,747,748
Caisse Nationale d'Autoroutes
    5.500%, 02/14/02...................................       74,200     11,615,137
Credit Local de France SA Euro Eurobond
    6.000%, 07/01/02...................................       20,000      3,175,893
Departemente des Hautes de Seine
    7.000%, 07/21/03...................................       26,610      4,367,670
Electricite de France
    3.750%, 10/28/03...................................       12,150     11,805,500
French Government Note
    4.500%, 07/12/02...................................        7,000      7,086,270
French Government Note
    4.500%, 07/12/03...................................        5,000      5,034,436
KFW International Finance, Inc.
    8.750%, 06/26/02...................................       33,800      5,713,317
Toyota Motor Credit Corp. Euro Eurobond
    6.250%, 04/11/02...................................       30,000      4,766,142
                                                                       ------------
TOTAL -- FRANCE
  (Cost $71,827,158)...................................                  66,984,360
                                                                       ------------
GERMANY -- (7.5%)
BONDS -- (7.5%)
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................        7,100      3,835,374
German Gov't Treuhandanstalt
    6.625%, 07/09/03...................................       12,000     12,880,100
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................       17,400      8,942,521
Landwirtschaftliche Rentenbank
    5.000%, 07/30/02...................................        9,000      4,649,999
Tokyo Electric Power Co., Inc.
    7.625%, 11/06/02...................................        7,000      3,887,663
                                                                       ------------
TOTAL -- GERMANY
  (Cost $37,823,961)...................................                  34,195,657
                                                                       ------------
AUSTRALIA -- (7.3%)
BONDS -- (7.3%)
Airservices Australia
    7.375%, 11/15/01...................................        2,750      1,774,177
Alberta (Province of)
    7.000%, 03/20/02...................................        5,500      3,520,033

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Federal National Mortgage Association
    6.500%, 07/10/02...................................       19,350   $ 12,246,353
New South Wales Treasury Corp.
    8.750%, 04/18/02...................................        2,000      1,329,341
    5.500%, 10/01/02...................................       10,000      6,178,207
State Bank of New South Wales
    11.750%, 08/16/01..................................        3,800      2,614,401
    10.750%, 03/12/02..................................        2,000      1,379,942
    9.250%, 02/18/03...................................        3,800      2,583,481
State Bank of South Australia
    11.000%, 04/10/02..................................        2,000      1,387,443
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $35,669,399)...................................                  33,013,378
                                                                       ------------
SWEDEN -- (5.9%)
BONDS -- (5.9%)
Eksportfinans ASA
    7.500%, 08/16/01...................................       39,000      4,752,830
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................       47,100      5,711,146
Sweden (Kingdom of)
    5.000%, 01/15/04...................................       94,000     10,966,800
Toyota Motor Credit Corp.
    7.500%, 08/06/01...................................       43,000      5,242,829
                                                                       ------------
TOTAL BONDS
  (Cost $28,935,442)...................................                  26,673,605
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $346)............................                         334
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $28,935,788)...................................                  26,673,939
                                                                       ------------
UNITED KINGDOM -- (5.2%)
BONDS -- (5.2%)
Abbey National Treasury
    4.875%, 02/24/03...................................       11,000     11,102,340
Federal National Mortgage Association
    6.875%, 06/07/02...................................        8,000     12,750,599
                                                                       ------------
TOTAL BONDS
  (Cost $25,042,898)...................................                  23,852,939
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $74)....................                          74
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $25,042,972)...................................                  23,853,013
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

AUSTRIA -- (5.0%)
BONDS -- (5.0%)
Bank Austria Investment Bank AG
    4.750%, 03/17/03...................................       11,500   $ 11,546,780
Republic of Austria
    4.300%, 07/15/03...................................       11,450     11,376,676
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $24,344,676)...................................                  22,923,456
                                                                       ------------
CANADA -- (4.8%)
BONDS -- (4.8%)
Canada (Government of)
    9.750%, 06/01/01...................................       11,000      7,878,691
Canada Mortgage and Housing
    6.250%, 01/02/02...................................       14,600      9,948,734
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................        5,603      3,868,965
                                                                       ------------
TOTAL -- CANADA
  (Cost $22,425,430)...................................                  21,696,390
                                                                       ------------
NETHERLANDS -- (2.7%)
BONDS -- (2.7%)
Netherland Government Bond
    6.500%, 04/15/03
      (Cost $12,595,062)...............................       11,500     12,245,006
                                                                       ------------
DENMARK -- (2.7%)
BONDS -- (2.7%)
Kingdom of Denmark
    8.000%, 05/15/03
      (Cost $13,507,206)...............................       82,000     12,143,785
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   7.50%, 11/15/01, valued at $6,475,981) to be
   repurchased at $6,378,939 (Cost $6,378,000).........        6,378      6,378,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $463,673,100)++................................                $455,253,203
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (62.5%)
Farm Credit System Financial Assistance Corp.
    8.800%, 06/10/05...................................    $ 1,000     $  1,092,500
Federal Farm Credit Bank
    6.300%, 08/08/07...................................      3,000        2,910,000
    6.400%, 10/09/07...................................      2,500        2,439,661
    6.000%, 01/07/08...................................      5,000        4,750,757
    6.450%, 10/07/09...................................      2,000        1,948,728
    7.160%, 05/19/10...................................      3,000        3,066,280
    6.135%, 12/13/10...................................      4,000        3,779,606
    6.740%, 04/11/11...................................      1,000          985,884
    6.260%, 12/02/11...................................      2,000        1,893,578
    6.280%, 11/26/12...................................      1,000          942,477
    6.060%, 05/28/13...................................      3,600        3,310,606
Federal Home Loan Bank
    5.440%, 10/15/03...................................      8,550        8,229,661
    7.445%, 03/29/05...................................      3,000        3,110,459
    5.935%, 04/22/05...................................      2,000        1,937,724
    6.010%, 05/20/05...................................     11,000       10,691,254
    5.265%, 11/25/05...................................      6,000        5,587,044
    6.440%, 11/28/05...................................      1,350        1,334,208
    6.375%, 08/15/06...................................      8,000        7,826,686
    6.900%, 02/07/07...................................      9,000        9,059,397
    6.370%, 09/26/07...................................      7,425        7,232,996
    6.200%, 10/10/07...................................      2,000        1,927,695
    5.895%, 01/14/08...................................      2,100        1,981,535
    6.030%, 01/30/08...................................      2,000        1,903,356
    5.905%, 03/27/08...................................      4,000        3,750,714
    6.185%, 05/06/08...................................      1,000          960,362
    6.045%, 05/22/08...................................      1,000          951,345
    5.945%, 07/28/08...................................      6,000        5,664,194
    5.550%, 11/17/08...................................      5,000        4,582,556
    5.545%, 02/17/09...................................      3,000        2,743,236
    5.950%, 03/16/09...................................      5,550        5,224,778
    5.863%, 04/22/09...................................      9,000        8,415,210
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................      2,000        2,065,021
    6.130%, 02/27/06...................................      1,000          971,215
    7.100%, 04/10/07...................................      2,000        2,035,180
    6.480%, 12/05/11...................................      2,000        1,929,012
Federal National Mortgage Association
    6.480%, 06/28/04...................................      2,000        1,990,537
    7.400%, 07/01/04...................................      1,000        1,030,323
    7.875%, 02/24/05...................................      2,000        2,109,946
    7.375%, 03/28/05...................................      1,000        1,033,707
    6.220%, 03/13/06...................................      3,070        2,993,563
    6.890%, 04/25/06...................................      1,525        1,538,940
    6.570%, 08/22/07...................................      2,000        1,972,453
    6.470%, 09/25/12...................................      3,410        3,269,022
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Student Loan Marketing Association
    5.850%, 06/01/07...................................    $ 1,000     $    944,927
Tennessee Valley Authority
    6.375%, 06/15/05...................................      5,000        4,900,000
    5.375%, 11/13/08...................................      5,000        4,509,389
    6.000%, 03/15/13...................................      5,000        4,593,750
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $165,956,516)..................................                 158,121,472
                                                                       ------------

U.S. TREASURY OBLIGATIONS -- (35.9%)
U.S. Treasury Bonds

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    12.375%, 05/15/04..................................      6,000        7,403,454
    13.750%, 08/15/04..................................      6,000        7,796,767
    11.625%, 11/15/04..................................      7,000        8,564,292
    12.000%, 05/15/05..................................     10,000       12,590,618
    10.750%, 08/15/05..................................      8,000        9,669,314
    9.375%, 02/15/06...................................     11,000       12,694,520
U.S. Treasury Notes
    7.250%, 05/15/04...................................      3,000        3,123,729
    7.000%, 07/15/06...................................     10,000       10,388,889
    6.500%, 10/15/06...................................      1,000        1,011,957
    6.625%, 05/15/07...................................      2,000        2,039,242
    6.125%, 08/15/07...................................      5,000        4,949,496
    5.625%, 05/15/08...................................     11,000       10,525,527
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $93,638,302)...................................                  90,757,805
                                                                       ------------


                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $4,028,650) to be
  repurchased at $3,963,583.
      (Cost $3,963,000)................................      3,963        3,963,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $263,557,818)++................................                $252,842,277
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                                                       THE U.S.          THE ENHANCED          THE U.S.          THE TAX-MANAGED
                                                        LARGE             U.S. LARGE          LARGE CAP          U.S. MARKETWIDE
                                                       COMPANY             COMPANY              VALUE                 VALUE
                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO             PORTFOLIO
                                                     ------------       --------------       ------------       -----------------
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..........................       $   896,411          $  102,198         $ 1,177,896           $   99,587
Receivable for Fund Shares Sold...............               897                  65               1,218                  321
Prepaid Expenses and Other Assets.............                44                  21                  29                   16
                                                     -----------          ----------         -----------           ----------
        Total Assets..........................           897,352             102,284           1,179,143               99,924
                                                     -----------          ----------         -----------           ----------
LIABILITIES:
Payable for Investment Securities Purchased...               230                  29                  47                  286
Payable for Fund Shares Redeemed..............               667                  36               1,171                   35
Accrued Expenses and Other Liabilities........                51                  19                 163                   24
                                                     -----------          ----------         -----------           ----------
        Total Liabilities.....................               948                  84               1,381                  345
                                                     -----------          ----------         -----------           ----------
NET ASSETS....................................       $   896,404          $  102,200         $ 1,177,762           $   99,579
                                                     ===========          ==========         ===========           ==========
SHARES OUTSTANDING $.01 PAR VALUE.............        21,823,569           6,760,285          58,635,297            9,356,400
                                                     ===========          ==========         ===========           ==========
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE.......................................       $     41.08          $    15.12         $     20.09           $    10.64
                                                     ===========          ==========         ===========           ==========
PUBLIC OFFERING PRICE PER SHARE...............       $     41.08          $    15.12         $     20.09           $    10.64
                                                     ===========          ==========         ===========           ==========
Investments at Cost...........................       $   576,265          $   90,218         $   953,668           $  101,234
                                                     ===========          ==========         ===========           ==========

                                                  THE TAX-MANAGED          THE U.S.            THE U.S.          THE TAX-MANAGED
                                                     U.S. 5-10               6-10             6-10 SMALL            U.S. 6-10
                                                       VALUE                 VALUE             COMPANY            SMALL COMPANY
                                                     PORTFOLIO             PORTFOLIO          PORTFOLIO             PORTFOLIO
                                                 -----------------       -------------       ------------       -----------------
                                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value......................          $   270,650          $  2,622,320        $   398,785           $   71,821
Collateral for Securities Loaned..........                4,134                    --                 --                3,676
Receivables
    Dividends and Interest................                  235                    --                 --                   36
    Investment Securities Sold............                  561                   691                 66                   71
    Fund Shares Sold......................                  771                   502                167                   76
Prepaid Expenses and Other Assets.........                    4                    14                 12                    6
                                                    -----------          ------------        -----------           ----------
        Total Assets......................              276,355             2,623,527            399,030               75,686
                                                    -----------          ------------        -----------           ----------
LIABILITIES:
Payable for Collateral on Securities
  Loaned..................................                4,134                    --                 --                3,676
Payable for Securities Purchased..........                5,341                    --                 --                4,649
Payable for Fund Shares Redeemed..........                   13                 1,193                233                   51
Accrued Expenses and Other Liabilities....                  132                   688                132                   36
                                                    -----------          ------------        -----------           ----------
        Total Liabilities.................                9,620                 1,881                365                8,412
                                                    -----------          ------------        -----------           ----------
NET ASSETS................................          $   266,735          $  2,621,646        $   398,665           $   67,274
                                                    ===========          ============        ===========           ==========
SHARES OUTSTANDING $.01 PAR VALUE.........           23,837,201           136,740,270         27,166,170            5,517,449
                                                    ===========          ============        ===========           ==========
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE...................................          $     11.19          $      19.17        $     14.68           $    12.19
                                                    ===========          ============        ===========           ==========
PUBLIC OFFERING PRICE PER SHARE...........          $     11.19          $      19.17        $     14.68           $    12.19
                                                    ===========          ============        ===========           ==========
Investments at Cost.......................          $   256,663          $  2,271,455        $   315,819           $   64,060
                                                    ===========          ============        ===========           ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                                                       THE U.S.            THE DFA               THE             THE TAX-MANAGED
                                                      9-10 SMALL         REAL ESTATE          LARGE CAP         DFA INTERNATIONAL
                                                        COMPANY           SECURITIES        INTERNATIONAL             VALUE
                                                       PORTFOLIO          PORTFOLIO           PORTFOLIO             PORTFOLIO
                                                     -------------       ------------       -------------       -----------------
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..........................       $  1,323,182        $   133,759         $   286,963           $   43,043
Collateral for Securities Loaned..............                 --              1,362               3,475                   --
Cash..........................................                 --                 --                  15                   15
Receivables
    Dividends, Interest and Tax Reclaims......                 --                418                 488                   74
    Investment Securities Sold................             15,871                 --                  --                   14
    Fund Shares Sold..........................                387                126                 212                  107
Prepaid Expenses and Other Assets.............                 17                  7                   2                    6
                                                     ------------        -----------         -----------           ----------
        Total Assets..........................          1,339,457            135,672             291,155               43,259
                                                     ------------        -----------         -----------           ----------
LIABILITIES:
Payable for Collateral on Securities Loaned...                 --              1,362               3,475                   --
Payable for Investment Securities Purchased...                 --              3,891              19,135                3,989
Payable for Fund Shares Redeemed..............             16,258                326                 108                    3
Accrued Expenses and Other Liabilities........                609                 54                  97                   25
                                                     ------------        -----------         -----------           ----------
        Total Liabilities.....................             16,867              5,633              22,815                4,017
                                                     ------------        -----------         -----------           ----------
NET ASSETS....................................       $  1,322,590        $   130,039         $   268,340           $   39,242
                                                     ============        ===========         ===========           ==========
SHARES OUTSTANDING $.01 PAR VALUE.............        105,458,381         11,312,030          13,822,447            3,832,693
                                                     ============        ===========         ===========           ==========
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE.......................................       $      12.54        $     11.50         $     19.41           $    10.24
                                                     ============        ===========         ===========           ==========
PUBLIC OFFERING PRICE PER SHARE...............       $      12.54        $     11.50         $     19.41           $    10.24
                                                     ============        ===========         ===========           ==========
Investments at Cost...........................       $    956,551        $   152,098         $   220,128           $   42,920
                                                     ============        ===========         ===========           ==========

                                              THE INTERNATIONAL        THE JAPANESE        THE PACIFIC RIM          THE UNITED
                                                    SMALL                 SMALL                 SMALL              KINGDOM SMALL
                                                   COMPANY               COMPANY               COMPANY                COMPANY
                                                  PORTFOLIO             PORTFOLIO             PORTFOLIO              PORTFOLIO
                                              -----------------       --------------       ----------------       ---------------
                                                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...................          $   250,883           $   144,594           $   131,808            $   83,853
Cash...................................                   16                    --                    --                    --
Receivables
    Investment Securities Sold.........                   --                    --                     9                     3
    Fund Shares Sold...................                  102                    20                    11                    14
Prepaid Expenses and Other Assets......                   22                     5                     7                     5
                                                 -----------           -----------           -----------            ----------
        Total Assets...................              251,023               144,619               131,835                83,875
                                                 -----------           -----------           -----------            ----------
LIABILITIES:
Payable for Fund Shares Redeemed.......                  497                    23                     2                    17
Accrued Expenses and Other
  Liabilities..........................                   84                    63                    51                    32
                                                 -----------           -----------           -----------            ----------
        Total Liabilities..............                  581                    86                    53                    49
                                                 -----------           -----------           -----------            ----------
NET ASSETS.............................          $   250,442           $   144,533           $   131,782            $   83,826
                                                 ===========           ===========           ===========            ==========
SHARES OUTSTANDING $.01 PAR VALUE......           27,425,556            13,009,806            13,503,753             3,461,168
                                                 ===========           ===========           ===========            ==========
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE............................          $      9.13           $     11.11           $      9.76            $    24.22
                                                 ===========           ===========           ===========            ==========
PUBLIC OFFERING PRICE PER SHARE........          $      9.19           $     11.17           $      9.86            $    24.22
                                                 ===========           ===========           ===========            ==========
Investments at Cost....................          $   285,176           $   277,910           $   154,907            $   65,779
                                                 ===========           ===========           ===========            ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                                                                               THE DFA
                                                     THE CONTINENTAL        INTERNATIONAL           THE             THE EMERGING
                                                          SMALL               SMALL CAP           EMERGING            MARKETS
                                                         COMPANY                VALUE             MARKETS            SMALL CAP
                                                        PORTFOLIO             PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                     ----------------       -------------       ------------       --------------
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.............................      $   160,800           $   522,569        $   330,718           $ 11,698
Collateral for Securities Loaned.................               --                37,621                 --                 --
Cash.............................................               --                 1,341                 --                 --
Receivables
    Dividends, Interest and Tax Reclaims.........               --                 1,865                 --                 --
    Investment Securities Sold...................               --                 1,381                479                  7
    Fund Shares Sold.............................               38                   248                108                 21
Prepaid Expenses and Other Assets................                8                     7                  4                 47
                                                       -----------           -----------        -----------           --------
        Total Assets.............................          160,846               565,032            331,309             11,773
                                                       -----------           -----------        -----------           --------
LIABILITIES:
Payable for Collateral on Securities Loaned......               --                37,621                 --                 --
Payable for Investment Securities Purchased......                1                 1,410                 --                 --
Payable for Fund Shares Redeemed.................               36                   483                587                 28
Accrued Expenses and Other Liabilities...........               66                   385                118                 11
                                                       -----------           -----------        -----------           --------
        Total Liabilities........................              103                39,899                705                 39
                                                       -----------           -----------        -----------           --------
NET ASSETS.......................................      $   160,743           $   525,133        $   330,604           $ 11,734
                                                       ===========           ===========        ===========           ========
SHARES OUTSTANDING $.01 PAR VALUE................       11,250,380            61,886,911         26,717,849            788,789
                                                       ===========           ===========        ===========           ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...      $     14.29           $      8.49        $     12.37           $  14.88
                                                       ===========           ===========        ===========           ========
PUBLIC OFFERING PRICE PER SHARE..................      $     14.43           $      8.55        $     12.43           $  15.03
                                                       ===========           ===========        ===========           ========
Investments at Cost..............................      $   131,816           $   608,812        $   278,712           $ 11,377
                                                       ===========           ===========        ===========           ========

                                                              THE DFA                                                  THE DFA
                                              THE DFA         TWO-YEAR        THE DFA             THE DFA           INTERMEDIATE
                                             ONE-YEAR       GLOBAL FIXED     FIVE-YEAR           FIVE-YEAR           GOVERNMENT
                                           FIXED INCOME        INCOME        GOVERNMENT     GLOBAL FIXED INCOME     FIXED INCOME
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           -------------    ------------    ------------    --------------------    -------------
                                                                (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...................     $   712,592     $   531,511     $   215,685         $   455,253          $   252,842
Cash...................................              --              --              --                  16                   --
Receivables
    Investment Securities Sold.........             609             148              --                  --                   --
    Fund Shares Sold...................             287             464             953                 996                   65
    Interest Receivable................              --              --           2,501              11,726                3,505
Unrealized Gain on Forward Currency
  Contracts............................              --              --              --               4,711                   --
Prepaid Expenses and Other Assets......               5              39               9                   1                   16
                                            -----------     -----------     -----------         -----------          -----------
        Total Assets...................         713,493         532,162         219,148             472,703              256,428
                                            -----------     -----------     -----------         -----------          -----------
LIABILITIES:
Payable for Fund Shares Redeemed.......             896             612              72                 197                    5
Accrued Expenses and Other
  Liabilities..........................              77              62              54                 172                   47
                                            -----------     -----------     -----------         -----------          -----------
        Total Liabilities..............             973             674             126                 369                   52
                                            -----------     -----------     -----------         -----------          -----------
NET ASSETS.............................     $   712,520     $   531,488     $   219,022         $   472,334          $   256,376
                                            ===========     ===========     ===========         ===========          ===========
SHARES OUTSTANDING $.01 PAR VALUE......      70,091,171      51,543,578      21,348,310          44,838,057           23,646,496
                                            ===========     ===========     ===========         ===========          ===========
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE............................     $     10.17     $     10.31     $     10.26         $     10.53          $     10.84
                                            ===========     ===========     ===========         ===========          ===========
PUBLIC OFFERING PRICE PER SHARE........     $     10.17     $     10.31     $     10.26         $     10.53          $     10.84
                                            ===========     ===========     ===========         ===========          ===========
Investments at Cost....................     $   708,847     $   529,180     $   217,626         $   463,673          $   263,558
                                            ===========     ===========     ===========         ===========          ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                    THE ENHANCED  THE U.S.   THE TAX-MANAGED
                                                    THE U.S. LARGE   U.S. LARGE   LARGE CAP  U.S. MARKETWIDE
                                                       COMPANY        COMPANY       VALUE         VALUE
                                                      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO(1)
                                                    --------------  ------------  ---------  ---------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................           --       $ 5,126     $ 21,122            --
  Net Investment Income from
    The DFA Investment Trust Company..............     $  9,326            --           --       $   885
                                                       --------       -------     --------       -------
        Total Investment Income...................        9,326         5,126       21,122           885
                                                       --------       -------     --------       -------
EXPENSES
  Administrative Services.........................        1,580           118        1,760            82
  Accounting & Transfer Agent Fees................          167            19           39            66
  Legal Fees......................................           14             2           25            15
  Audit Fees......................................            3            --            3            --
  Filing Fees.....................................           65            17           94            10
  Shareholders' Reports...........................           33             2           31            10
  Directors' Fees and Expenses....................            7             1           12             1
  Offering Costs..................................           --            --           --            25
  Other...........................................            1             8            2             4
                                                       --------       -------     --------       -------
        Total Expenses............................        1,870           167        1,966           213
  Less: Expenses Waived...........................       (1,208)           --           --            --
                                                       --------       -------     --------       -------
  Net Expenses....................................          662           167        1,966           213
                                                       --------       -------     --------       -------
  NET INVESTMENT INCOME...........................        8,664         4,959       19,156           672
                                                       --------       -------     --------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............           --         7,564       82,757            --
Net Realized Gain (Loss) on Investment
 Securities.......................................        3,541          (217)      (7,441)         (784)
Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      114,630         1,797      (50,776)       (1,647)
                                                       --------       -------     --------       -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........      118,171         9,144       24,540        (2,431)
                                                       --------       -------     --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $126,835       $14,103     $ 43,696       $(1,759)
                                                       ========       =======     ========       =======

--------------

(1) For the period December 14, 1998 (commencement of operations) to November 30, 1999.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                                  THE U.S.   THE TAX-MANAGED
                                                    THE TAX-MANAGED   THE U.S.   6-10 SMALL  U.S. 6-10 SMALL
                                                    U.S. 5-10 VALUE  6-10 VALUE   COMPANY        COMPANY
                                                     PORTFOLIO(1)    PORTFOLIO   PORTFOLIO    PORTFOLIO(2)
                                                    ---------------  ----------  ----------  ---------------
INVESTMENT INCOME
  Dividends.......................................      $ 1,848             --         --        $  242
  Interest........................................          389             --         --           103
  Income from Securities Lending..................          111             --         --            43
  Income Distributions Received from
    The DFA Investment Trust Company..............           --       $ 20,371    $ 3,338            --
                                                        -------       --------    -------        ------
        Total Investment Income...................        2,348         20,371      3,338           388
                                                        -------       --------    -------        ------
EXPENSES
  Investment Advisory Services....................          932             --         --           176
  Administrative Services.........................           --          7,603      1,111            --
  Accounting & Transfer Agent Fees................           79             31         26            21
  Custodian's Fee.................................           26             --         --             5
  Legal Fees......................................           25             54          7            15
  Audit Fees......................................           20              7          1             7
  Filing Fees.....................................           18            209         37             8
  Shareholders' Reports...........................           32             54          3             5
  Directors' Fees and Expenses....................            2             28          4             1
  Offering Costs..................................           25             --         --            25
  Other...........................................            3              5          1            --
                                                        -------       --------    -------        ------
        Total Expenses............................        1,162          7,991      1,190           263
                                                        -------       --------    -------        ------
  NET INVESTMENT INCOME...........................        1,186         12,380      2,148           125
                                                        -------       --------    -------        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............           --        198,229     29,001            --
  Net Realized Loss on Investment Securities......       (1,321)       (62,945)    (6,417)         (521)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................       13,987         75,688     33,606         7,761
                                                        -------       --------    -------        ------
  NET GAIN ON INVESTMENT SECURITIES...............       12,666        210,972     56,190         7,240
                                                        -------       --------    -------        ------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................      $13,852       $223,352    $58,338        $7,365
                                                        =======       ========    =======        ======

--------------

(1) For the period December 11, 1998 (commencement of operations) to November 30, 1999.

(2) For the period December 15, 1998 (commencement of operations) to November 30, 1999.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                     THE U.S.     THE DFA         THE        THE TAX-MANAGED
                                                    9-10 SMALL  REAL ESTATE    LARGE CAP    DFA INTERNATIONAL
                                                     COMPANY    SECURITIES   INTERNATIONAL        VALUE
                                                    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO(1)
                                                    ----------  -----------  -------------  -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $240 and $22, respectively)...............         --     $ 8,440       $ 3,007           $ 280
  Interest........................................         --         107           307              65
  Income from Securities Lending..................         --           4            67              --
  Income Distributions Received from
    The DFA Investment Trust Company..............   $ 10,140          --            --              --
                                                     --------     -------       -------           -----
        Total Investment Income...................   $ 10,140       8,551         3,381             345
                                                     --------     -------       -------           -----
EXPENSES
  Investment Advisory Services....................         --         352           442              72
  Administrative Services.........................      5,437          --            --              --
  Accounting & Transfer Agent Fees................         19         125           225              20
  Custodian Fee...................................         --          15           173              78
  Legal Fees......................................        400           2             6               1
  Audit Fees......................................          4          14            26               2
  Filing Fees.....................................        108          28            37              12
  Shareholders' Reports...........................         52           5            12               2
  Directors' Fees and Expenses....................         15           1             2              --
  Offering Costs..................................         --          --            --              36
  Other...........................................          5           4            11               2
                                                     --------     -------       -------           -----
        Total Expenses............................      6,040         546           934             225
                                                     --------     -------       -------           -----
  NET INVESTMENT INCOME...........................      4,100       8,005         2,447             120
                                                     --------     -------       -------           -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............    124,444          --            --              --
  Net Realized Gain (Loss) on Investment
    Securities....................................    (26,576)     (2,177)        2,341              (1)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         --          --            38             (27)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....    138,716     (15,378)       31,929             124
    Translation of Foreign Currency Denominated
      Amounts.....................................         --          --           (21)             17
                                                     --------     -------       -------           -----
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    236,584     (17,555)       34,287             113
                                                     --------     -------       -------           -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................   $240,684     $(9,550)      $36,734           $ 233
                                                     ========     =======       =======           =====

--------------

(1) For the period April 16, 1999 (commencement of operations) to November 30, 1999.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                       THE JAPANESE                    THE UNITED
                                                    THE INTERNATIONAL     SMALL      THE PACIFIC RIM  KINGDOM SMALL
                                                      SMALL COMPANY      COMPANY      SMALL COMPANY      COMPANY
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    -----------------  ------------  ---------------  -------------
INVESTMENT INCOME
  Net Investment Income from
    The DFA Investment Trust Company..............       $ 5,391         $ 1,473         $ 3,383         $ 3,151
  Interest........................................            42              --              --              --
                                                         -------         -------         -------         -------
        Total Investment Income...................         5,433           1,473           3,383           3,151
                                                         -------         -------         -------         -------
EXPENSES
  Administrative Services.........................           990             555             458             353
  Accounting & Transfer Agent Fees................            31              38              39              38
  Legal Fees......................................             6               2               2               1
  Audit Fees......................................             1               1              --              --
  Filing Fees.....................................            39              17              18              14
  Shareholders' Reports...........................             8               4               2               1
  Directors' Fees and Expenses....................             2               2               1               1
  Other...........................................            12               1               1               1
                                                         -------         -------         -------         -------
        Total Expenses............................         1,089             620             521             409
                                                         -------         -------         -------         -------
  NET INVESTMENT INCOME...........................         4,344             853           2,862           2,742
                                                         -------         -------         -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment
    Securities....................................         1,375          (2,827)         (8,428)          9,684
Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           581              95           1,861             (44)
Change in Unrealized Appreciation (Depreciation)
 of:
    Investment Securities and Foreign Currency....        30,163          30,596          56,978          15,043
    Translation of Foreign Currency Denominated
      Amounts.....................................           (31)            (21)              3              (5)
                                                         -------         -------         -------         -------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................        32,088          27,843          50,414          24,678
                                                         -------         -------         -------         -------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................       $36,432         $28,696         $53,276         $27,420
                                                         =======         =======         =======         =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                        THE DFA
                                                                     INTERNATIONAL     THE     THE EMERGING
                                                    THE CONTINENTAL    SMALL CAP    EMERGING     MARKETS
                                                     SMALL COMPANY       VALUE       MARKETS    SMALL CAP
                                                       PORTFOLIO       PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                    ---------------  -------------  ---------  ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $1,248, $0 and $0, respectively)..............           --         $12,227           --          --
  Interest........................................           --             524           --          --
  Income from Securities Lending..................           --             477           --          --
  Net Investment Income from
    The DFA Investment Trust Company..............     $  3,572              --     $  3,687      $  171
                                                       --------         -------     --------      ------
        Total Investment Income...................        3,572          13,228        3,687         171
                                                       --------         -------     --------      ------
EXPENSES
  Investment Advisory Services....................           --           3,257           --          --
  Administrative Services.........................          716              --        1,093          42
  Accounting & Transfer Agent Fees................           38             500           67          38
  Custodian's Fee.................................           --             244           --          --
  Legal Fees......................................            1              10            5          --
  Audit Fees......................................            1              53            1          --
  Filing Fees.....................................           14              46           37          14
  Shareholders' Reports...........................            5              32           18          --
  Directors' Fees and Expenses....................            1               5            3          --
  Other...........................................            1              36            4           8
                                                       --------         -------     --------      ------
        Total Expenses............................          777           4,183        1,228         102
                                                       --------         -------     --------      ------
  NET INVESTMENT INCOME...........................        2,795           9,045        2,459          69
                                                       --------         -------     --------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment
 Securities.......................................       22,262          (3,062)      (2,112)      4,443
Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (181)            749         (217)        (28)
Change in Unrealized Appreciation (Depreciation)
 of:
      Investment Securities and Foreign
        Currency..................................      (36,037)         71,809      115,475         650
    Translation of Foreign Currency Denominated
      Amounts.....................................          (26)            (73)           2          --
                                                       --------         -------     --------      ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (13,982)         69,423      113,148       5,065
                                                       --------         -------     --------      ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $(11,187)        $78,468     $115,607      $5,134
                                                       ========         =======     ========      ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                    THE DFA                                        THE DFA
                                                      THE DFA       TWO-YEAR     THE DFA                         INTERMEDIATE
                                                      ONE-YEAR    GLOBAL FIXED  FIVE-YEAR    THE DFA FIVE-YEAR    GOVERNMENT
                                                    FIXED INCOME     INCOME     GOVERNMENT  GLOBAL FIXED INCOME  FIXED INCOME
                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------  ------------  ----------  -------------------  ------------
INVESTMENT INCOME
  Interest........................................         --            --      $11,089         $ 17,373          $ 14,127
  Income Distributions Received from
    The DFA Investment Trust Company..............    $40,385       $27,143           --               --                --
                                                      -------       -------      -------         --------          --------
        Total Investment Income...................     40,385        27,143       11,089           17,373            14,127
                                                      -------       -------      -------         --------          --------
EXPENSES
  Investment Advisory Services....................         --            --          424            1,083               304
  Administrative Services.........................        779           476           --               --                --
  Accounting & Transfer Agent Fees................         23            19           92              397                98
  Custodian's Fee.................................         --            --           18               52                21
  Legal Fees......................................         18            10            5                9                 6
  Audit Fees......................................          2             1           19               53                25
  Filing Fees.....................................         46            35           24               69                35
  Shareholders' Reports...........................         22            22            8               24                 6
  Directors' Fees and Expenses....................         10             5            3                5                 3
  Other...........................................          1            10            4                3                 9
                                                      -------       -------      -------         --------          --------
        Total Expenses............................        901           578          597            1,695               507
                                                      -------       -------      -------         --------          --------
  NET INVESTMENT INCOME...........................     39,484        26,565       10,492           15,678            13,620
                                                      -------       -------      -------         --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................         --           603           --               --                --
  Net Realized Gain (Loss) on Investment
    Securities....................................       (251)         (179)         (71)            (275)              897
  Net Realized Gain on Foreign Currency
    Transactions..................................         --            --           --            5,791                --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (3,559)       (5,218)      (1,947)         (11,004)          (20,215)
    Translation of Foreign Currency Denominated
      Amounts.....................................         --            --           --            5,025                --
                                                      -------       -------      -------         --------          --------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................     (3,810)       (4,794)      (2,018)            (463)          (19,318)
                                                      -------       -------      -------         --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $35,674       $21,771      $ 8,474         $ 15,215          $ (5,698)
                                                      =======       =======      =======         ========          ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                                                            THE TAX-
                                                              THE ENHANCED                                   MANAGED
                                       THE U.S.                U.S. LARGE               THE U.S.              U.S.
                                     LARGE COMPANY               COMPANY            LARGE CAP VALUE        MARKETWIDE
                                       PORTFOLIO                PORTFOLIO              PORTFOLIO         VALUE PORTFOLIO
                                -----------------------   ---------------------  ----------------------  ---------------
                                   YEAR         YEAR        YEAR        YEAR        YEAR        YEAR      DEC. 14, 1998
                                  ENDED        ENDED        ENDED       ENDED      ENDED       ENDED           TO
                                 NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,
                                   1999         1998        1999        1998        1999        1998          1999
                                ----------   ----------   ---------   ---------  ----------  ----------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   8,664    $   6,218    $  4,959    $  2,385   $   19,156  $   15,524     $    672
  Capital Gain Distributions
    Received from
    The DFA Investment Trust
    Company...................         --           --       7,564       5,923       82,757      46,822           --
  Net Realized Gain (Loss) on
    Investment Securities.....      3,541          616        (217)       (734)      (7,441)     (4,583)        (784)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....    114,630       85,494       1,797       3,627      (50,776)     39,784       (1,647)
                                ---------    ---------    --------    --------   ----------  ----------     --------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........    126,835       92,328      14,103      11,201       43,696      97,547       (1,759)
                                ---------    ---------    --------    --------   ----------  ----------     --------
Distributions From:
  Net Investment Income.......     (8,675)      (5,855)     (2,213)     (2,692)     (19,128)    (14,645)        (371)
  Net Realized Gains..........     (2,638)        (834)     (6,137)     (4,915)     (34,355)    (36,941)          --
                                ---------    ---------    --------    --------   ----------  ----------     --------
    Total Distributions.......    (11,313)      (6,689)     (8,350)     (7,607)     (53,483)    (51,586)        (371)
                                ---------    ---------    --------    --------   ----------  ----------     --------
Capital Share Transactions
  (1):
  Shares Issued...............    410,028      215,482      39,614      20,928      359,265     332,100      111,478
  Shares Issued in Lieu of
    Cash Distributions........     10,994        5,414       8,350       5,780       51,364      40,279          350
  Shares Redeemed.............   (190,102)    (100,110)    (13,053)    (16,408)    (303,550)   (177,873)     (10,119)
                                ---------    ---------    --------    --------   ----------  ----------     --------
    Net Increase From Capital
      Shares Transactions.....    230,920      120,786      34,911      10,300      107,079     194,506      101,709
                                ---------    ---------    --------    --------   ----------  ----------     --------
    Total Increase............    346,442      206,425      40,664      13,894       97,292     240,467       99,579
NET ASSETS
  Beginning of Period.........    549,962      343,537      61,536      47,642    1,080,470     840,003           --
                                ---------    ---------    --------    --------   ----------  ----------     --------
  End of Period...............  $ 896,404    $ 549,962    $102,200    $ 61,536   $1,177,762  $1,080,470     $ 99,579
                                =========    =========    ========    ========   ==========  ==========     ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............     10,590        6,823       2,744       1,587       17,181      16,676       10,292
   Shares Issued in Lieu of
     Cash Distributions.......        295          180         610         479        2,606       2,190           31
   Shares Redeemed............     (4,949)      (3,176)       (907)     (1,253)     (14,603)     (9,117)        (967)
                                ---------    ---------    --------    --------   ----------  ----------     --------
                                    5,936        3,827       2,447         813        5,184       9,749        9,356
                                =========    =========    ========    ========   ==========  ==========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                   THE TAX-                                                       THE TAX-
                                   MANAGED                                                         MANAGED
                                  U.S. 5-10            THE U.S.             THE U.S. 6-10      U.S. 6-10 SMALL
                                    VALUE             6-10 VALUE            SMALL COMPANY          COMPANY
                                  PORTFOLIO           PORTFOLIO               PORTFOLIO           PORTFOLIO
                                --------------  ----------------------  ---------------------  ---------------
                                DEC. 11, 1998      YEAR        YEAR        YEAR       YEAR      DEC. 15, 1998
                                      TO          ENDED       ENDED       ENDED       ENDED          TO
                                   NOV. 30,      NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,      NOV. 30,
                                     1999          1999        1998        1999       1998          1999
                                --------------  ----------  ----------  ----------  ---------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......     $  1,186     $  12,380   $   12,919   $  2,148   $  1,625       $   125
  Capital Gain Distributions
    Received from
    The DFA Investment Trust
    Company...................           --       198,229      189,783     29,001     25,514            --
  Net Realized Loss on
    Investment Securities.....       (1,321)      (62,945)      (5,236)    (6,417)    (2,676)         (521)
Change in Unrealized
  Appreciation (Depreciation)
  of:
  Investment Securities.......       13,987        75,688     (427,856)    33,606    (53,552)        7,761
                                   --------     ----------  ----------   --------   --------       -------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations..................       13,852       223,352     (230,390)    58,338    (29,089)        7,365
                                   --------     ----------  ----------   --------   --------       -------

Distributions From:
  Net Investment Income.......           --       (10,123)      (9,211)    (1,506)    (1,600)           --
  Net Realized Gains..........           --      (176,392)     (87,388)   (29,653)   (30,255)           --
                                   --------     ----------  ----------   --------   --------       -------
    Total Distributions.......           --      (186,515)     (96,599)   (31,159)   (31,855)           --
                                   --------     ----------  ----------   --------   --------       -------
Capital Share Transactions
  (1):
  Shares Issued...............      270,629       650,160      817,555    118,196    136,597        62,862
  Shares Issued in Lieu of
    Cash Distributions........           --       181,035       82,593     29,993     29,641            --
  Shares Redeemed.............      (17,746)     (596,480)    (321,719)  (101,293)  (118,696)       (2,953)
                                   --------     ----------  ----------   --------   --------       -------
    Net Increase From Capital
      Shares Transactions.....      252,883       234,715      578,429     46,896     47,542        59,909
                                   --------     ----------  ----------   --------   --------       -------
    Total Increase
      (Decrease)..............      266,735       271,552      251,440     74,075    (13,402)       67,274
NET ASSETS
  Beginning of Period.........           --     2,350,094    2,098,654    324,590    337,992            --
                                   --------     ----------  ----------   --------   --------       -------
  End of Period...............     $266,735     $2,621,646  $2,350,094   $398,665   $324,590       $67,274
                                   ========     ==========  ==========   ========   ========       =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       25,504        35,506       39,986      8,945      9,329         5,782
   Shares Issued in Lieu of
     Cash Distributions.......           --        10,538        4,021      2,438      2,014            --
   Shares Redeemed............       (1,667)      (32,442)     (15,865)    (7,789)    (7,783)         (265)
                                   --------     ----------  ----------   --------   --------       -------
                                     23,837        13,602       28,142      3,594      3,560         5,517
                                   ========     ==========  ==========   ========   ========       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                      THE TAX-MANAGED
                                    THE U.S. 9-10        THE DFA REAL ESTATE       THE LARGE CAP            DFA
                                    SMALL COMPANY            SECURITIES            INTERNATIONAL       INTERNATIONAL
                                      PORTFOLIO               PORTFOLIO              PORTFOLIO        VALUE PORTFOLIO
                                ----------------------  ---------------------  ---------------------  ---------------
                                   YEAR        YEAR        YEAR       YEAR        YEAR       YEAR        APRIL 16
                                  ENDED       ENDED       ENDED       ENDED      ENDED       ENDED          TO
                                 NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,      NOV. 30,
                                   1999        1998        1999       1998        1999       1998          1999
                                ----------  ----------  ----------  ---------  ----------  ---------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   4,100   $    2,639   $  8,005   $  6,214    $  2,447   $  1,614       $   120
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................    124,444           --         --         --          --         --            --
  Net Realized Gain (Loss) on
    Investment Securities.....    (26,576)     (28,940)    (2,177)      (391)      2,341         75            (1)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --           --         --         --          38         12           (27)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........    138,716     (148,754)   (15,378)   (19,644)     31,929     13,019           124
    Translation of Foreign
      Currency Denominated
      Amounts.................         --           --         --         --         (21)        32            17
                                ----------  ----------   --------   --------    --------   --------       -------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............    240,684     (175,055)    (9,550)   (13,821)     36,734     14,752           233
                                ----------  ----------   --------   --------    --------   --------       -------
Distributions From:
  Net Investment Income.......     (2,799)      (2,802)    (5,286)    (4,644)     (1,826)    (1,509)           --
  Net Realized Gains..........    (16,080)    (203,659)        --         --          (1)        --            --
                                ----------  ----------   --------   --------    --------   --------       -------
      Total Distributions.....    (18,879)    (206,461)    (5,286)    (4,644)     (1,827)    (1,509)           --
                                ----------  ----------   --------   --------    --------   --------       -------
Capital Share Transactions
  (1):
  Shares Issued...............    226,404      353,806     75,298     46,933     146,668     35,615        40,399
  Shares Issued in Lieu of
    Cash Distributions........     18,041      177,758      5,012      3,540       1,827      1,509            --
  Shares Redeemed.............   (482,170)    (320,965)   (41,979)   (20,536)    (29,655)   (22,997)       (1,390)
                                ----------  ----------   --------   --------    --------   --------       -------
      Net Increase (Decrease)
        From Capital Shares
        Transactions..........   (237,725)     210,599     38,331     29,937     118,840     14,127        39,009
                                ----------  ----------   --------   --------    --------   --------       -------

      Total Increase
        (Decrease)............    (15,920)    (170,917)    23,495     11,472     153,747     27,370        39,242

NET ASSETS
  Beginning of Period.........  1,338,510    1,509,427    106,544     95,072     114,593     87,223            --
                                ----------  ----------   --------   --------    --------   --------       -------
  End of Period...............  $1,322,590  $1,338,510   $130,039   $106,544    $268,340   $114,593       $39,242
                                ==========  ==========   ========   ========    ========   ========       =======
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............     20,476       30,328      6,151      3,339       8,388      2,321         3,967
   Shares Issued in Lieu of
     Cash Distributions.......      1,753       15,525        417        242         112        109            --
   Shares Redeemed............    (42,507)     (27,978)    (3,450)    (1,509)     (1,715)    (1,506)         (134)
                                ----------  ----------   --------   --------    --------   --------       -------
                                  (20,278)      17,875      3,118      2,072       6,785        924         3,833
                                ==========  ==========   ========   ========    ========   ========       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              THE INTERNATIONAL                                THE PACIFIC RIM
                                                                SMALL COMPANY        THE JAPANESE SMALL         SMALL COMPANY
                                                                  PORTFOLIO           COMPANY PORTFOLIO           PORTFOLIO
                                                            ---------------------   ---------------------   ---------------------
                                                              YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                            NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                              1999        1998        1999        1998        1999        1998
                                                            ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...................................  $  4,344    $  5,017    $    853    $    972    $  2,862    $  3,209
  Net Realized Gain (Loss) on Investment Securities.......     1,375         101      (2,827)     (8,019)     (8,428)       (950)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..........................................       581        (177)         95        (151)      1,861        (133)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............    30,163      (4,354)     30,596       4,531      56,978     (28,633)
    Translation of Foreign Currency Denominated Amounts...       (31)         95         (21)         67           3          (1)
                                                            --------    --------    --------    --------    --------    --------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations........................................    36,432         682      28,696      (2,600)     53,276     (26,508)
                                                            --------    --------    --------    --------    --------    --------
Distributions From:
  Net Investment Income...................................    (5,036)     (2,942)       (827)     (1,284)     (2,995)     (3,671)
  Net Realized Gains......................................        --          --          --          --          --      (5,808)
                                                            --------    --------    --------    --------    --------    --------
      Total Distributions.................................    (5,036)     (2,942)       (827)     (1,284)     (2,995)     (9,479)
                                                            --------    --------    --------    --------    --------    --------
Capital Share Transactions (1):
  Shares Issued...........................................    87,035     127,735      28,169      34,679      14,250      26,870
  Shares Issued in Lieu of Cash Distributions.............     5,036       2,942         827       1,284       2,995       9,479
  Shares Redeemed.........................................  (147,017)    (84,894)    (32,046)    (26,382)    (25,074)    (22,352)
                                                            --------    --------    --------    --------    --------    --------
      Net Increase (Decrease) From Capital Shares
        Transactions......................................   (54,946)     45,783      (3,050)      9,581      (7,829)     13,997
                                                            --------    --------    --------    --------    --------    --------
      Total Increase (Decrease)...........................   (23,550)     43,523      24,819       5,697      42,452     (21,990)

NET ASSETS
  Beginning of Period.....................................   273,992     230,469     119,714     114,017      89,330     111,320
                                                            --------    --------    --------    --------    --------    --------
  End of Period...........................................  $250,442    $273,992    $144,533    $119,714    $131,782    $ 89,330
                                                            ========    ========    ========    ========    ========    ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................................    10,458      16,168       2,930       3,866       2,288       3,947
   Shares Issued in Lieu of Cash Distributions............       671         410          94         169         487       1,218
   Shares Redeemed........................................   (18,732)    (11,004)     (3,166)     (2,950)     (2,899)     (3,228)
                                                            --------    --------    --------    --------    --------    --------
                                                              (7,603)      5,574        (142)      1,085        (124)      1,937
                                                            ========    ========    ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                       THE UNITED                                      THE DFA
                                         KINGDOM            THE CONTINENTAL         INTERNATIONAL           THE EMERGING
                                      SMALL COMPANY          SMALL COMPANY         SMALL CAP VALUE            MARKETS
                                        PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                  ---------------------  ---------------------  ---------------------  ----------------------
                                     YEAR       YEAR        YEAR       YEAR        YEAR       YEAR        YEAR        YEAR
                                    ENDED       ENDED      ENDED       ENDED      ENDED       ENDED      ENDED       ENDED
                                   NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                     1999       1998        1999       1998        1999       1998        1999        1998
                                  ----------  ---------  ----------  ---------  ----------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.........   $  2,742   $  3,110    $  2,795   $  2,999   $   9,045   $   8,857  $   2,459    $  2,526
  Net Realized Gain (Loss) on
    Investment Securities.......      9,684     10,986      22,262     20,674      (3,062)      9,582     (2,112)    (22,594)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................        (44)       (95)       (181)       (99)        749        (303)      (217)       (354)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency..........     15,043    (24,506)    (36,037)    20,213      71,809     (21,770)   115,475      (8,906)
    Translation of Foreign
      Currency Denominated
      Amounts...................         (5)        (6)        (26)       186         (73)         78          2           9
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
      Net Increase (Decrease) in
        Net Assets Resulting
        from Operations.........     27,420    (10,511)    (11,187)    43,973      78,468      (3,556)   115,607     (29,319)
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------

Distributions From:
  Net Investment Income.........     (2,932)    (3,815)     (3,288)    (3,596)     (8,619)     (6,364)    (2,457)     (5,275)
  Net Realized Gains............    (10,988)   (12,752)    (20,671)   (16,007)     (9,575)    (14,868)        --         (40)
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
      Total Distributions.......    (13,920)   (16,567)    (23,959)   (19,603)    (18,194)    (21,232)    (2,457)     (5,315)
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
Capital Share Transactions (1):
  Shares Issued.................     19,031      2,757      34,846      8,192     111,025     157,631     78,830     126,740
  Shares Issued in Lieu of Cash
    Distributions...............     13,920     16,567      23,959     19,603      18,194      21,232      2,457       5,315
  Shares Redeemed...............    (41,856)   (43,906)    (62,754)   (85,071)   (115,161)   (134,531)   (89,060)    (84,242)
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
      Net Increase (Decrease)
        From Capital Shares
        Transactions............     (8,905)   (24,582)     (3,949)   (57,276)     14,058      44,332     (7,773)     47,813
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
      Total Increase
        (Decrease)..............      4,595    (51,660)    (39,095)   (32,906)     74,332      19,544    105,377      13,179

NET ASSETS
  Beginning of Period...........     79,231    130,891     199,838    232,744     450,801     431,257    225,227     212,048
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
  End of Period.................   $ 83,826   $ 79,231    $160,743   $199,838   $ 525,133   $ 450,801  $ 330,604    $225,227
                                   ========   ========    ========   ========   =========   =========  =========    ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................        929        108       2,465        469      14,193      20,265      8,017      14,812
   Shares Issued in Lieu of Cash
     Distributions..............        779        663       1,618      1,342       2,592       3,002        304         599
   Shares Redeemed..............     (1,911)    (1,669)     (4,302)    (4,942)    (14,709)    (17,729)    (9,211)     (9,868)
                                   --------   --------    --------   --------   ---------   ---------  ---------    --------
                                       (203)      (898)       (219)    (3,131)      2,076       5,538       (890)      5,543
                                   ========   ========    ========   ========   =========   =========  =========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE EMERGING
                                                               MARKETS             THE DFA ONE-YEAR          THE DFA TWO-YEAR
                                                              SMALL CAP              FIXED INCOME           GLOBAL FIXED INCOME
                                                              PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                                        ---------------------   -----------------------   -----------------------
                                                          YEAR       MARCH 5       YEAR         YEAR         YEAR         YEAR
                                                          ENDED        TO         ENDED        ENDED        ENDED        ENDED
                                                        NOV. 30,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          1999        1998         1999         1998         1999         1998
                                                        ---------   ---------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................   $    69     $   (5)    $  39,484    $  42,219    $  26,565    $  25,217
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..................        --         --            --           --          603          897
  Net Realized Gain (Loss) on Investment Securities...     4,443        181          (251)         354         (179)      (1,915)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions......................................       (28)        (6)           --           --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........       650       (329)       (3,559)          77       (5,218)       2,141
                                                         -------     ------     ---------    ---------    ---------    ---------
      Net Increase (Decrease) in Net Assets Resulting
        from Operations...............................     5,134       (159)       35,674       42,650       21,771       26,340
                                                         -------     ------     ---------    ---------    ---------    ---------

Distributions From:
  Net Investment Income...............................         0         --       (39,523)     (42,291)     (16,258)     (32,465)
  Net Realized Gains..................................      (218)        --          (528)        (380)        (603)        (816)
                                                         -------     ------     ---------    ---------    ---------    ---------
      Total Distributions.............................      (218)        --       (40,051)     (42,671)     (16,861)     (33,281)
                                                         -------     ------     ---------    ---------    ---------    ---------
Capital Share Transactions (1):
  Shares Issued.......................................     5,778      5,624       462,552      352,543      207,875      141,638
  Shares Issued in Lieu of Cash Distributions.........       218         --        36,060       32,442       16,643       16,434
  Shares Redeemed.....................................    (4,199)      (444)     (534,225)    (384,691)    (138,825)    (129,151)
                                                         -------     ------     ---------    ---------    ---------    ---------
      Net Increase (Decrease) From Capital Shares
        Transactions..................................     1,797      5,180       (35,613)         294       85,693       28,921
                                                         -------     ------     ---------    ---------    ---------    ---------
      Total Increase (Decrease).......................     6,713      5,021       (39,990)         273       90,603       21,980

NET ASSETS
  Beginning of Period.................................     5,021         --       752,510      752,237      440,885      418,905
                                                         -------     ------     ---------    ---------    ---------    ---------
  End of Period.......................................   $11,734     $5,021     $ 712,520    $ 752,510    $ 531,488    $ 440,885
                                                         =======     ======     =========    =========    =========    =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................       545        615        45,404       34,520       20,273       14,058
   Shares Issued in Lieu of Cash Distributions........        25         --         3,549        3,187        1,631        1,653
   Shares Redeemed....................................      (333)       (63)      (52,459)     (37,674)     (13,544)     (12,799)
                                                         -------     ------     ---------    ---------    ---------    ---------
                                                             237        552        (3,506)          33        8,360        2,912
                                                         =======     ======     =========    =========    =========    =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                                   THE DFA
                                                              THE DFA FIVE-YEAR       THE DFA FIVE-YEAR         INTERMEDIATE
                                                                 GOVERNMENT             GLOBAL FIXED          GOVERNMENT FIXED
                                                                  PORTFOLIO           INCOME PORTFOLIO        INCOME PORTFOLIO
                                                            ---------------------   ---------------------   ---------------------
                                                              YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                            NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                              1999        1998        1999        1998        1999        1998
                                                            ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...................................  $ 10,492    $ 10,938    $ 15,678    $ 11,692    $ 13,620    $  9,240
  Net Realized Gain (Loss) on Investment Securities.......       (71)        259        (275)      2,462         897       1,592
  Net Realized Gain on Foreign Currency Transactions......        --          --       5,791       7,244          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............    (1,947)         96     (11,004)      8,878     (20,215)      6,122
    Translation of Foreign Currency Denominated Amounts...        --          --       5,025      (5,046)         --          --
                                                            --------    --------    --------    --------    --------    --------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations........................................     8,474      11,293      15,215      25,230      (5,698)     16,954
                                                            --------    --------    --------    --------    --------    --------
Distributions From:
  Net Investment Income...................................   (10,408)    (11,268)     (9,462)    (25,763)    (12,605)     (8,667)
  Net Realized Gains......................................        --          --      (9,686)     (1,482)     (1,590)       (583)
                                                            --------    --------    --------    --------    --------    --------
      Total Distributions.................................   (10,408)    (11,268)    (19,148)    (27,245)    (14,195)     (9,250)
                                                            --------    --------    --------    --------    --------    --------
Capital Share Transactions (1):
  Shares Issued...........................................    77,618      75,970     166,651     148,062      52,035     110,800
  Shares Issued in Lieu of Cash Distributions.............    10,236       8,763      18,863      17,181      14,167       1,503
  Shares Redeemed.........................................   (77,884)    (78,149)    (80,866)    (41,687)    (28,968)    (17,527)
                                                            --------    --------    --------    --------    --------    --------
      Net Increase From Capital Shares Transactions.......     9,970       6,584     104,648     123,556      37,234      94,776
                                                            --------    --------    --------    --------    --------    --------
      Total Increase......................................     8,036       6,609     100,715     121,541      17,341     102,480

NET ASSETS
  Beginning of Period.....................................   210,986     204,377     371,619     250,078     239,035     136,555
                                                            --------    --------    --------    --------    --------    --------
  End of Period...........................................  $219,022    $210,986    $472,334    $371,619    $256,376    $239,035
                                                            ========    ========    ========    ========    ========    ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................................     7,620       7,436      15,818      14,232       4,688       9,587
   Shares Issued in Lieu of Cash Distributions............     1,018         870       1,801       1,691       1,270         134
   Shares Redeemed........................................    (7,676)     (7,639)     (7,678)     (4,002)     (2,609)     (1,535)
                                                            --------    --------    --------    --------    --------    --------
                                                                 962         667       9,941      11,921       3,349       8,186
                                                            ========    ========    ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   THE U.S. LARGE COMPANY PORTFOLIO
                                          --------------------------------------------------
                                             YEAR       YEAR      YEAR      YEAR      YEAR
                                            ENDED      ENDED     ENDED     ENDED     ENDED
                                           NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                             1999       1998      1997      1996      1995
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....   $  34.61   $  28.48  $  22.73  $  18.12  $ 13.58
                                           --------   --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.45       0.43      0.42      0.41     0.35
  Net Gains on Securities (Realized and
    Unrealized).........................       6.67       6.20      5.89      4.52     4.57
                                           --------   --------  --------  --------  -------
    Total From Investment Operations....       7.12       6.63      6.31      4.93     4.92
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.48)     (0.43)    (0.43)    (0.31)   (0.36)
  Net Realized Gains....................      (0.17)     (0.07)    (0.13)    (0.01)   (0.02)
                                           --------   --------  --------  --------  -------
    Total Distributions.................      (0.65)     (0.50)    (0.56)    (0.32)   (0.38)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $  41.08   $  34.61  $  28.48  $  22.73  $ 18.12
============================================================================================
Total Return............................      20.76%     23.56%    28.26%    27.49%   36.54%
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $896,404   $549,962  $343,537  $187,757  $97,111
Ratio of Expenses to Average Net
  Assets................................       0.15%      0.15%     0.15%     0.21%    0.24%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses).............................       0.31%      0.32%     0.35%     0.45%    0.46%
Ratio of Net Investment Income to
  Average Net Assets....................       1.18%      1.39%     1.66%     2.10%    2.29%
Ratio of Net Investment Income to
  Average Net Assets (Excluding Waivers
  and Assumption of Expenses)...........       1.02%      1.21%     1.46%     1.85%    2.23%
Portfolio Turnover Rate.................        N/A        N/A       N/A       N/A      N/A
Portfolio Turnover Rate of Master Fund
  Series................................       4.27%      9.31%     4.28%    14.09%    2.38%
--------------------------------------------------------------------------------------------

                                                                THE ENHANCED U.S.
                                                             LARGE COMPANY PORTFOLIO
                                          -------------------------------------------------------------
                                              YEAR             YEAR            YEAR          JULY 3,
                                              ENDED           ENDED           ENDED             TO
                                            NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                              1999             1998            1997            1996
----------------------------------------
Net Asset Value, Beginning of Period....    $  14.27         $ 13.61         $ 11.83         $ 10.00
                                            --------         -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................        1.54            0.63            0.54            0.12
  Net Gains on Securities (Realized and
    Unrealized).........................        1.12            2.15            2.40            1.71
                                            --------         -------         -------         -------
    Total From Investment Operations....        2.66            2.78            2.94            1.83
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (1.14)          (0.72)          (0.55)             --
  Net Realized Gains....................       (0.67)          (1.40)          (0.61)             --
                                            --------         -------         -------         -------
    Total Distributions.................       (1.81)          (2.12)          (1.16)             --
----------------------------------------
Net Asset Value, End of Period..........    $  15.12         $ 14.27         $ 13.61         $ 11.83
========================================
Total Return............................       20.31%          23.73%          27.22%          18.30%#
----------------------------------------
Net Assets, End of Period (thousands)...    $102,200         $61,536         $47,642         $29,236
Ratio of Expenses to Average Net
  Assets................................        0.40%(a)        0.45%(a)        0.52%(a)        0.65%*(a)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses).............................        0.40%(a)        0.46%(a)        0.54%(a)        0.65%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................        6.27%           4.54%           4.51%           3.44%*
Ratio of Net Investment Income to
  Average Net Assets (Excluding Waivers
  and Assumption of Expenses)...........        6.27%           4.53%           4.49%           3.44%*
Portfolio Turnover Rate.................         N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................       82.40%          86.98%         193.78%         211.07%*
----------------------------------------

  *  Annualized
  #  Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE U.S. LARGE CAP VALUE PORTFOLIO
                                          --------------------------------------------------------------------------
                                              YEAR            YEAR            YEAR           YEAR           YEAR
                                             ENDED            ENDED           ENDED          ENDED          ENDED
                                            NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                              1999            1998            1997           1996           1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    20.21       $    19.22       $  15.98       $  13.29       $   9.91
                                          ----------       ----------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................        0.34             0.31           0.29           0.30           0.29
  Net Gains on Securities (Realized and
    Unrealized).........................        0.54             1.83           3.60           2.62           3.55
                                          ----------       ----------       --------       --------       --------
    Total From Investment Operations....        0.88             2.14           3.89           2.92           3.84
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.35)           (0.31)         (0.30)         (0.23)         (0.29)
  Net Realized Gains....................       (0.65)           (0.84)         (0.35)            --          (0.17)
                                          ----------       ----------       --------       --------       --------
    Total Distributions.................       (1.00)           (1.15)         (0.65)         (0.23)         (0.46)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    20.09       $    20.21       $  19.22       $  15.98       $  13.29
====================================================================================================================
Total Return............................        4.51%           11.69%         25.10%         22.20%         39.13%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,177,762       $1,080,470       $840,003       $541,149       $280,915
Ratio of Expenses to Average Net
  Assets................................        0.33%(b)         0.33%(b)       0.35%(b)       0.36%(b)       0.42%(b)
Ratio of Net Investment Income to
  Average Net Assets....................        1.63%            1.57%          1.70%          2.17%          2.49%
Portfolio Turnover Rate.................         N/A              N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series................................       42.96%           24.70%         17.71%         20.12%         29.41%
--------------------------------------------------------------------------------------------------------------------

                                              THE TAX-MANAGED           THE TAX-MANAGED
                                           U.S. MARKETWIDE VALUE        U.S. 5-10 VALUE
                                                 PORTFOLIO                 PORTFOLIO
                                          ------------------------  ------------------------
                                               DEC. 14, 1998             DEC. 11, 1998
                                                     TO                        TO
                                                  NOV. 30,                  NOV. 30,
                                                    1999                      1999
----------------------------------------
Net Asset Value, Beginning of Period....         $ 10.00                    $  10.00
                                                 -------                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.10                        0.05
  Net Gains on Securities (Realized and
    Unrealized).........................            0.61                        1.14
                                                 -------                    --------
    Total From Investment Operations....            0.71                        1.19
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................           (0.07)                         --
  Net Realized Gains....................              --                          --
                                                 -------                    --------
    Total Distributions.................           (0.07)                         --
----------------------------------------
Net Asset Value, End of Period..........         $ 10.64                    $  11.19
========================================
Total Return............................            7.02%#                     11.90%#
----------------------------------------
Net Assets, End of Period (thousands)...         $99,579                    $266,735
Ratio of Expenses to Average Net
  Assets................................            0.69%*(a)(b)                0.64%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................            1.27%*(a)                   0.66%*(a)
Portfolio Turnover Rate.................             N/A                       15.24%*
Portfolio Turnover Rate of Master Fund
  Series................................            9.72%*                       N/A
----------------------------------------

  *  Annualized
  #  Non-Annualized
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(b) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE U.S. 6-10 VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                              YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED       ENDED       ENDED       ENDED
                                            NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                              1999         1998        1997        1996        1995
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    19.09    $    22.09  $    17.00  $    14.03  $  11.13
                                          ----------    ----------  ----------  ----------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................        0.09          0.12        0.07        0.11      0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.52         (2.10)       5.49        2.93      3.06
                                          ----------    ----------  ----------  ----------  --------
    Total From Investment Operations....        1.61         (1.98)       5.56        3.04      3.16
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.08)        (0.10)      (0.11)      (0.02)    (0.10)
  Net Realized Gains....................       (1.45)        (0.92)      (0.36)      (0.05)    (0.16)
                                          ----------    ----------  ----------  ----------  --------
    Total Distributions.................       (1.53)        (1.02)      (0.47)      (0.07)    (0.26)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    19.17    $    19.09  $    22.09  $    17.00  $  14.03
======================================================================================================
Total Return............................        9.39%        (9.32)%      33.57%      21.70%    28.41%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $2,621,646    $2,350,094  $2,098,654  $1,207,298  $609,950
Ratio of Expenses to Average Net
  Assets**..............................        0.58%         0.58%       0.60%       0.61%     0.64%
Ratio of Net Investment Income to
  Average Net Assets....................        0.49%         0.57%       0.37%       0.78%     0.85%
Portfolio Turnover Rate.................         N/A           N/A         N/A         N/A       N/A
Portfolio Turnover Rate of Master Fund
  Series................................       29.41%        22.51%      25.47%      14.91%    20.62%
------------------------------------------------------------------------------------------------------

                                                 THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                          ----------------------------------------------------
                                             YEAR        YEAR       YEAR      YEAR      YEAR
                                            ENDED       ENDED      ENDED     ENDED     ENDED
                                           NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,
                                             1999        1998       1997      1996      1995
----------------------------------------
Net Asset Value, Beginning of Period....   $  13.77    $  16.89   $  14.53  $  12.64  $  11.08
                                           --------    --------   --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.08        0.08       0.09      0.11      0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       2.18       (1.55)      3.42      2.20      2.81
                                           --------    --------   --------  --------  --------
    Total From Investment Operations....       2.26       (1.47)      3.51      2.31      2.90
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.07)      (0.08)     (0.12)    (0.02)    (0.14)
  Net Realized Gains....................      (1.28)      (1.57)     (1.03)    (0.40)    (1.20)
                                           --------    --------   --------  --------  --------
    Total Distributions.................      (1.35)      (1.65)     (1.15)    (0.42)    (1.34)
----------------------------------------
Net Asset Value, End of Period..........   $  14.68    $  13.77   $  16.89  $  14.53  $  12.64
========================================
Total Return............................      18.26%      (9.27)%    26.12%    18.73%    28.75%
----------------------------------------
Net Assets, End of Period (thousands)...   $398,665    $324,590   $337,992  $234,194  $186,644
Ratio of Expenses to Average Net
  Assets**..............................       0.43%       0.43%      0.45%     0.48%     0.49%
Ratio of Net Investment Income to
  Average Net Assets....................       0.62%       0.47%      0.48%     0.75%     0.83%
Portfolio Turnover Rate.................        N/A         N/A        N/A       N/A       N/A
Portfolio Turnover Rate of Master Fund
  Series................................      28.51%      29.15%     30.04%    32.38%    21.16%
----------------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       THE TAX-MANAGED
                                   U.S. 6-10 SMALL COMPANY
                                          PORTFOLIO                         THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                   -----------------------  ---------------------------------------------------------------------
                                        DEC. 15, 1998             YEAR              YEAR           YEAR        YEAR       YEAR
                                             TO                  ENDED             ENDED          ENDED       ENDED       ENDED
                                          NOV. 30,              NOV. 30,          NOV. 30,       NOV. 30,    NOV. 30,   NOV. 30,
                                            1999                  1999              1998           1997        1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.........................         $ 10.00           $    10.65        $    13.99        $    12.14  $    11.03  $   8.49
                                          -------           ----------        ----------        ----------  ----------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........            0.02                 0.04              0.02              0.03        0.03      0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................            2.17                 2.00             (1.44)             3.01        1.85      2.61
                                          -------           ----------        ----------        ----------  ----------  --------
    Total From Investment
      Operations.................            2.19                 2.04             (1.42)             3.04        1.88      2.66
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........              --                (0.02)            (0.03)            (0.03)      (0.01)    (0.04)
  Net Realized Gains.............              --                (0.13)            (1.89)            (1.16)      (0.76)    (0.08)
                                          -------           ----------        ----------        ----------  ----------  --------
    Total Distributions..........              --                (0.15)            (1.92)            (1.19)      (0.77)    (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...         $ 12.19           $    12.54        $    10.65        $    13.99  $    12.14  $  11.03
=================================================================================================================================
Total Return.....................           21.90%#              19.47%           (11.14)%           27.46%      18.05%    31.37%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)....................         $67,274           $1,322,590        $1,338,510        $1,509,427  $1,181,804  $925,474
Ratio of Expenses to Average Net
  Assets.........................            0.78%*(a)            0.61%(b)          0.59%(b)          0.60%       0.61%     0.62%
Ratio of Net Investment Income to
  Average Net Assets.............            0.37%*(a)            0.30%             0.18%             0.21%       0.22%     0.45%
Portfolio Turnover Rate..........            8.92%*                N/A               N/A             27.81%      23.68%    24.65%
Portfolio Turnover Rate of Master
  Fund Series....................             N/A                22.51%            26.44%              N/A         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-Annualized
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(b) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                          -----------------------------------------------------------
                                             YEAR        YEAR        YEAR       YEAR         YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,     NOV. 30,
                                             1999        1998        1997       1996         1995
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  13.00    $   15.53   $   12.65    $ 10.00   $  9.28
                                          --------    ---------   ---------    -------   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.77         0.74        0.88       0.71      0.61
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (1.62)       (2.52)       2.68       2.08      0.68
                                          --------    ---------   ---------    -------   -------
    Total From Investment Operations....     (0.85)       (1.78)       3.56       2.79      1.29
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.65)       (0.75)      (0.68)     (0.14)    (0.46)
  Net Realized Gains....................        --           --          --         --        --
  Tax Return of Capital.................        --           --          --         --     (0.11)
                                          --------    ---------   ---------    -------   -------
    Total Distributions.................     (0.65)       (0.75)      (0.68)     (0.14)    (0.57)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  11.50    $   13.00   $   15.53    $ 12.65   $ 10.00
=====================================================================================================
Total Return............................     (6.75)%     (12.01)%     29.13%     28.24%    14.00%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $130,039    $ 106,544   $  95,072    $64,390   $43,435
Ratio of Expenses to Average Net
  Assets................................      0.47%        0.46%       0.48%      0.71%     0.82%
Ratio of Net Investment Income to
  Average Net Assets....................      6.82%        5.95%       5.73%      7.08%     6.76%
Portfolio Turnover Rate.................      7.71%        2.55%      30.73%     11.25%     0.66%
-----------------------------------------------------------------------------------------------------

                                                  THE LARGE CAP INTERNATIONAL PORTFOLIO
                                          ------------------------------------------------------
                                             YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED       ENDED      ENDED      ENDED      ENDED
                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             1999       1998       1997       1996       1995
----------------------------------------
Net Asset Value, Beginning of Period....   $  16.28   $  14.27    $ 14.18    $ 12.60    $ 11.91
                                           --------   --------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.20       0.23       0.23       0.21       0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       3.19       2.03       0.15       1.39       0.95
                                           --------   --------    -------    -------    -------
    Total From Investment Operations....       3.39       2.26       0.38       1.60       1.10
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.26)     (0.25)     (0.21)     (0.02)     (0.18)
  Net Realized Gains....................         --         --      (0.08)        --      (0.23)
  Tax Return of Capital.................         --         --         --         --         --
                                           --------   --------    -------    -------    -------
    Total Distributions.................      (0.26)     (0.25)     (0.29)     (0.02)     (0.41)
----------------------------------------
Net Asset Value, End of Period..........   $  19.41   $  16.28    $ 14.27    $ 14.18    $ 12.60
========================================
Total Return............................      21.12%     16.13%      2.80%     12.68%      9.37%
----------------------------------------
Net Assets, End of Period (thousands)...   $268,340   $114,593    $87,223    $79,322    $67,940
Ratio of Expenses to Average Net
  Assets................................       0.53%      0.47%      0.47%      0.58%      0.57%
Ratio of Net Investment Income to
  Average Net Assets....................       1.38%      1.63%      1.69%      1.57%      1.84%
Portfolio Turnover Rate.................       1.73%      4.36%      2.31%     17.65%     24.44%
----------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              THE TAX-
                                               MANAGED
                                          DFA INTERNATIONAL
                                           VALUE PORTFOLIO           THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                                          -----------------  ----------------------------------------------------------
                                            APR. 16, 1999       YEAR           YEAR            YEAR          OCT. 1,
                                                 TO            ENDED          ENDED           ENDED             TO
                                              NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                1999            1999           1998            1997            1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....      $   10.00      $   7.82        $   7.82        $   9.96        $  10.00
                                              ---------      --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................           0.03          0.15            0.15            0.10            0.01
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........           0.21          1.31           (0.04)          (2.22)          (0.05)
                                              ---------      --------        --------        --------        --------
    Total From Investment Operations....           0.24          1.46            0.11           (2.12)          (0.04)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................             --         (0.15)          (0.11)          (0.02)             --
  Net Realized Gains....................             --            --              --              --              --
                                              ---------      --------        --------        --------        --------
    Total Distributions.................             --         (0.15)          (0.11)          (0.02)             --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $   10.24      $   9.13        $   7.82        $   7.82        $   9.96
=======================================================================================================================
Total Return............................           2.40%#       19.07%           1.49%         (21.35)%         (0.40)%#
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...      $  39,242      $250,442        $273,992        $230,469        $104,118
Ratio of Expenses to Average Net
  Assets**..............................           1.56%*(a)     0.75%           0.73%           0.75%           0.70%*
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses).............................           1.56%*(a)     0.75%           0.73%           0.75%           0.79%*
Ratio of Net Investment Income to
  Average Net Assets....................           0.83%*(a)     1.76%           1.62%           1.46%           0.54%*
Ratio of Net Investment Income to
  Average Net Assets (Excluding Waivers
  and Assumption of Expenses)...........           0.83%*(a)     1.76%           1.62%           1.46%           0.45%*
Portfolio Turnover Rate.................           0.12%*         N/A***          N/A***          N/A***          N/A***
-----------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** For The International Small Company, the Expense Ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund
     Series for the period November 30, 1996 and subsequent years.
***  Refer to the respective Master Fund Series
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      THE JAPANESE SMALL COMPANY PORTFOLIO
                                          ------------------------------------------------------------
                                            YEAR      YEAR       YEAR          YEAR            YEAR
                                           ENDED      ENDED      ENDED        ENDED           ENDED
                                          NOV. 30,  NOV. 30,   NOV. 30,      NOV. 30,        NOV. 30,
                                            1999      1998       1997          1996            1995
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   9.10  $   9.45   $  21.03      $  22.78       $  25.06
                                          --------  --------   --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.05      0.07       0.09          0.07           0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      2.02     (0.31)    (10.45)        (1.45)         (1.65)
                                          --------  --------   --------      --------       --------
    Total From Investment Operations....      2.07     (0.24)    (10.36)        (1.38)         (1.59)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.06)    (0.11)     (0.06)        (0.01)         (0.06)
  Net Realized Gains....................        --        --      (1.16)        (0.36)         (0.63)
                                          --------  --------   --------      --------       --------
    Total Distributions.................     (0.06)    (0.11)     (1.22)        (0.37)         (0.69)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  11.11  $   9.10   $   9.45      $  21.03       $  22.78
======================================================================================================
Total Return............................     22.96%    (2.37)%   (51.90)%       (6.28)%        (6.54)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $144,533  $119,714   $114,017      $294,120       $371,113
Ratio of Expenses to Average Net
  Assets**..............................      0.73%     0.74%      0.73%         0.72%          0.74%
Ratio of Net Investment Income to
  Average Net Assets....................      0.61%     0.85%      0.50%         0.24%          0.25%
Portfolio Turnover Rate.................       N/A       N/A        N/A         18.52%*(a)      7.79%
Portfolio Turnover Rate of Master Fund
  Series................................      6.21%     8.14%     13.17%         1.67%*(b)       N/A
------------------------------------------------------------------------------------------------------

                                                       THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                          ------------------------------------------------------------------
                                            YEAR       YEAR         YEAR           YEAR            YEAR
                                           ENDED       ENDED        ENDED          ENDED           ENDED
                                          NOV. 30,   NOV. 30,     NOV. 30,       NOV. 30,        NOV. 30,
                                            1999       1998         1997           1996            1995
----------------------------------------
Net Asset Value, Beginning of Period....  $   6.55    $  9.52     $  16.63       $  14.38        $  15.98
                                          --------    -------     --------       --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.20       0.25         0.32           0.27            0.34
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      3.23      (2.40)       (6.22)          2.40           (1.33)
                                          --------    -------     --------       --------        --------
    Total From Investment Operations....      3.43      (2.15)       (5.90)          2.67           (0.99)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.22)     (0.32)       (0.33)         (0.02)          (0.34)
  Net Realized Gains....................        --      (0.50)       (0.88)         (0.40)          (0.27)
                                          --------    -------     --------       --------        --------
    Total Distributions.................     (0.22)     (0.82)       (1.21)         (0.42)          (0.61)
----------------------------------------
Net Asset Value, End of Period..........  $   9.76    $  6.55     $   9.52       $  16.63        $  14.38
========================================
Total Return............................     54.36%    (23.98)%     (38.07)%        19.06%          (6.27)%
----------------------------------------
Net Assets, End of Period (thousands)...  $131,782    $89,330     $111,320       $215,542        $193,137
Ratio of Expenses to Average Net
  Assets**..............................      0.94%      0.84%        0.84%          0.84%           0.83%
Ratio of Net Investment Income to
  Average Net Assets....................      2.50%      3.51%        1.95%          1.70%           2.22%
Portfolio Turnover Rate.................       N/A        N/A          N/A           7.05%*(a)       5.95%
Portfolio Turnover Rate of Master Fund
  Series................................     33.65%     25.84%       24.00%          8.04%(b)         N/A
----------------------------------------

  *  Annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                          ---------------------------------------------------------------
                                             YEAR        YEAR        YEAR          YEAR           YEAR
                                            ENDED        ENDED       ENDED        ENDED           ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,       NOV. 30,
                                             1999        1998        1997          1996           1995
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   21.63    $   28.69   $  28.47      $  24.09       $  23.20
                                          ---------    ---------   --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.77         0.87       0.81          0.72           0.84
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       5.67        (4.27)      1.46          5.31           1.12
                                          ---------    ---------   --------      --------       --------
    Total From Investment Operations....       6.44        (3.40)      2.27          6.03           1.96
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.81)       (0.84)     (0.73)        (0.06)         (0.76)
  Net Realized Gains....................      (3.04)       (2.82)     (1.32)        (1.59)         (0.31)
                                          ---------    ---------   --------      --------       --------
    Total Distributions.................      (3.85)       (3.66)     (2.05)        (1.65)         (1.07)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   24.22    $   21.63   $  28.69      $  28.47       $  24.09
=========================================================================================================
Total Return............................      36.08%      (13.56)%     8.45%        26.76%          8.39%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $  83,826    $  79,231   $130,891      $166,789       $167,730
Ratio of Expenses to Average Net
  Assets**..............................       0.72%        0.72%      0.70%         0.73%          0.72%
Ratio of Net Investment Income to
  Average Net Assets....................       3.11%        2.87%      2.40%         2.49%          2.51%
Portfolio Turnover Rate.................        N/A          N/A        N/A          3.72%*(a)      7.82%
Portfolio Turnover Rate of Master Fund
  Series................................       4.95%       11.26%      4.26%         4.55%*(b)       N/A
---------------------------------------------------------------------------------------------------------

  *  Annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                          ---------------------------------------------------------------------
                                              YEAR          YEAR          YEAR          YEAR           YEAR
                                             ENDED         ENDED         ENDED          ENDED         ENDED
                                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                              1999          1998          1997          1996           1995
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   17.42     $   15.94     $   15.26     $   14.13      $   14.63
                                          ---------     ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.24          0.28          0.29          0.30           0.29
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      (1.26)         2.55          1.55          1.58          (0.48)
                                          ---------     ---------     ---------     ---------      ---------
    Total From Investment Operations....      (1.02)         2.83          1.84          1.88          (0.19)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.29)        (0.25)        (0.29)        (0.02)         (0.29)
  Net Realized Gains....................      (1.82)        (1.10)        (0.87)        (0.73)         (0.02)
                                          ---------     ---------     ---------     ---------      ---------
    Total Distributions.................      (2.11)        (1.35)        (1.16)        (0.75)         (0.31)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   14.29     $   17.42     $   15.94     $   15.26      $   14.13
===============================================================================================================
Total Return............................     (6.26%)        19.42%        13.02%        13.96%         (1.33)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 160,743     $ 199,838     $ 232,744     $ 299,325      $ 314,116
Ratio of Expenses to Average Net
  Assets................................       0.70%**       0.70%**       0.72%**       0.73%**        0.74%
Ratio of Net Investment Income to
  Average Net Assets....................       1.56%         1.32%         1.41%         1.81%          1.69%
Portfolio Turnover Rate.................        N/A           N/A           N/A          3.67%*(a)      9.79%
Portfolio Turnover Rate of Master Fund
  Series................................      10.74%         0.74%         3.46%         6.69%*(b)       N/A
---------------------------------------------------------------------------------------------------------------

                                                             THE DFA INTERNATIONAL
                                                           SMALL CAP VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR       DEC. 30,
                                            ENDED       ENDED       ENDED       ENDED       1994 TO
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                             1999        1998        1997        1996         1995
----------------------------------------
Net Asset Value, Beginning of Period....   $   7.54    $   7.95    $  10.45    $   9.68     $  10.00
                                           --------    --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.14        0.15        0.12        0.11         0.05
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.12       (0.16)      (2.19)       0.66        (0.32)
                                           --------    --------    --------    --------     --------
    Total From Investment Operations....       1.26       (0.01)      (2.07)       0.77        (0.27)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.15)      (0.12)      (0.13)         --        (0.04)
  Net Realized Gains....................      (0.16)      (0.28)      (0.30)         --        (0.01)
                                           --------    --------    --------    --------     --------
    Total Distributions.................      (0.31)      (0.40)      (0.43)         --        (0.05)
----------------------------------------
Net Asset Value, End of Period..........   $   8.49    $   7.54    $   7.95    $  10.45     $   9.68
========================================
Total Return............................      17.54%       0.17%     (20.60)%      8.01%       (2.73)%#
----------------------------------------
Net Assets, End of Period (thousands)...   $525,133    $450,801    $431,257    $375,488     $147,125
Ratio of Expenses to Average Net
  Assets................................       0.83%       0.86%       0.90%       0.99%        1.23%*
Ratio of Net Investment Income to
  Average Net Assets....................       1.81%       1.85%       1.47%       1.38%        1.43%*
Portfolio Turnover Rate.................      16.05%      18.71%      13.63%      14.52%        1.62%*
Portfolio Turnover Rate of Master Fund
  Series................................        N/A         N/A         N/A         N/A          N/A
----------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996, (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(b)  Items calculated for the period August 9 to November 30,
     1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     THE EMERGING MARKETS PORTFOLIO
                                          -----------------------------------------------------
                                             YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED       ENDED      ENDED      ENDED     ENDED
                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   8.16    $   9.61   $  11.71   $  10.35   $ 11.30
                                          --------    --------   --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.08        0.13       0.12       0.09      0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      4.22       (1.32)     (2.13)      1.27     (0.96)
                                          --------    --------   --------   --------   -------
    Total From Investment Operations....      4.30       (1.19)     (2.01)      1.36     (0.90)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.09)      (0.26)     (0.09)        --     (0.05)
  Net Realized Gains....................        --          --         --         --        --
                                          --------    --------   --------   --------   -------
    Total Distributions.................     (0.09)      (0.26)     (0.09)        --     (0.05)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  12.37    $   8.16   $   9.61   $  11.71   $ 10.35
===============================================================================================
Total Return............................     53.34%     (12.57)%   (17.27)%    13.18%    (7.96)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $330,604    $225,227   $212,048   $162,025   $49,337
Ratio of Expenses to Average Net
  Assets**..............................      0.91%       1.00%      0.99%      1.15%     1.58%
Ratio of Net Investment Income to
  Average Net Assets....................      0.90%       1.19%      1.19%      1.14%     0.98%
Portfolio Turnover Rate.................       N/A         N/A        N/A        N/A       N/A
Portfolio Turnover Rate of Master Fund
  Series................................     15.59%       9.76%      0.54%      0.37%     8.17%
-----------------------------------------------------------------------------------------------

                                              THE EMERGING
                                                MARKETS
                                          SMALL CAP PORTFOLIO
                                          --------------------
                                             YEAR     MARCH 6,
                                            ENDED        TO
                                           NOV. 30,   NOV. 30,
                                             1999       1998
----------------------------------------
Net Asset Value, Beginning of Period....   $  9.09     $10.00
                                           -------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.04      (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      6.11      (0.90)
                                           -------     ------
    Total From Investment Operations....      6.15      (0.91)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --         --
  Net Realized Gains....................     (0.36)        --
                                           -------     ------
    Total Distributions.................      (.36)        --
----------------------------------------
Net Asset Value, End of Period..........   $ 14.88     $ 9.09
========================================
Total Return............................     70.30%     (9.10)%#
----------------------------------------
Net Assets, End of Period (thousands)...   $11,734     $5,021
Ratio of Expenses to Average Net
  Assets**..............................      1.77%      2.36%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................      0.73%     (0.29)%*(a)
Portfolio Turnover Rate.................       N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................     23.98%     13.41%
----------------------------------------

  *  Annualized
  #  Non-annualized
 **  Represents the combined ratios for The Emerging Markets
     Portfolio and The Emerging Markets Small Cap Portfolio and their respective pro-rata share of their Master Fund
     Series for the period ended November 30, 1996 and subsequent periods.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   THE DFA ONE-YEAR FIXED INCOME PORTFOLIO (1)
                                --------------------------------------------------
                                   YEAR       YEAR      YEAR      YEAR      YEAR
                                  ENDED      ENDED     ENDED     ENDED     ENDED
                                 NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   1999       1998      1997      1996      1995
----------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $  10.22    $  10.23  $  10.24  $  10.21  $  10.05
                                --------    --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.52        0.57      0.59      0.56      0.60
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     (0.04)         --     (0.01)     0.03      0.17
                                --------    --------  --------  --------  --------
    Total From Investment
      Operations..............      0.48        0.57      0.58      0.59      0.77
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.52)      (0.57)    (0.59)    (0.56)    (0.60)
  Net Realized Gains..........     (0.01)      (0.01)       --        --     (0.01)
                                --------    --------  --------  --------  --------
    Total Distributions.......     (0.53)      (0.58)    (0.59)    (0.56)    (0.61)
----------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  10.17    $  10.22  $  10.23  $  10.24  $  10.21
==================================================================================
Total Return..................      4.80%       5.74%     5.84%     5.94%     7.80%
----------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $712,520    $752,510  $752,237  $854,521  $704,950
Ratio of Expenses to Average
  Net Assets**................      0.21%       0.21%     0.22%     0.21%     0.20%
Ratio of Net Investment Income
  to Average Net Assets.......      5.07%       5.51%     5.79%     5.39%     5.86%
Portfolio Turnover Rate.......       N/A         N/A       N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........     57.58%      23.62%    82.84%    95.84%    81.31%
----------------------------------------------------------------------------------

                                        THE DFA TWO-YEAR GLOBAL
                                         FIXED INCOME PORTFOLIO
                                ----------------------------------------
                                   YEAR       YEAR      YEAR    FEB. 9,
                                  ENDED      ENDED     ENDED       TO
                                 NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,
                                   1999       1998      1997      1996
------------------------------
Net Asset Value, Beginning of
  Period......................   $  10.21   $  10.40  $  10.37  $  10.00
                                 --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.56       0.61      0.69      0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (0.09)      0.01     (0.12)     0.35
                                 --------   --------  --------  --------
    Total From Investment
      Operations..............       0.47       0.62      0.57      0.59
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.36)     (0.79)    (0.53)    (0.22)
  Net Realized Gains..........      (0.01)     (0.02)    (0.01)       --
                                 --------   --------  --------  --------
    Total Distributions.......       (.37)     (0.81)    (0.54)    (0.22)
------------------------------
Net Asset Value, End of
  Period......................   $  10.31   $  10.21  $  10.40  $  10.37
==============================
Total Return..................       4.69%      6.39%     5.66%     6.01%#
------------------------------
Net Assets, End of Period
  (thousands).................   $531,488   $440,885  $418,905  $319,343
Ratio of Expenses to Average
  Net Assets**................       0.27%      0.29%     0.34%     0.33%*
Ratio of Net Investment Income
  to Average Net Assets.......       5.59%      5.90%     6.70%     3.10%*
Portfolio Turnover Rate.......        N/A        N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........      78.15%    112.93%   119.27%    87.07%
------------------------------

(1) Restated to reflect a 900% stock dividend as of January 2, 1996.
  *  Annualized
  #  Non-annualized
 ** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1995 and subsequent periods.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                     --------------------------------------------------
                                        YEAR       YEAR      YEAR      YEAR      YEAR
                                       ENDED      ENDED     ENDED     ENDED     ENDED
                                      NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        1999       1998      1997      1996      1995
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.35    $  10.36  $  10.42  $  10.05  $   9.75
                                     --------    --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.49        0.54      0.59      0.65      0.59
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.08)       0.01     (0.06)     0.09      0.30
                                     --------    --------  --------  --------  --------
    Total From Investment
      Operations...................      0.41        0.55      0.53      0.74      0.89
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.50)      (0.56)    (0.59)    (0.37)    (0.59)
  Net Realized Gains...............        --          --        --        --        --
                                     --------    --------  --------  --------  --------
    Total Distributions............     (0.50)      (0.56)    (0.59)    (0.37)    (0.59)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  10.26    $  10.35  $  10.36  $  10.42  $  10.05
=======================================================================================
Total Return.......................      4.11%       5.50%     5.39%     7.51%     9.35%
---------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $219,022    $210,986  $204,377  $174,386  $300,921
Ratio of Expenses to Average Net
  Assets...........................      0.28%       0.29%     0.29%     0.30%     0.28%
Ratio of Net Investment Income to
  Average Net Assets...............      4.95%       5.18%     5.95%     5.63%     6.14%
Portfolio Turnover Rate............     57.35%       6.93%    27.78%   211.97%   398.09%
---------------------------------------------------------------------------------------

                                      THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                     --------------------------------------------------
                                        YEAR       YEAR      YEAR      YEAR      YEAR
                                       ENDED      ENDED     ENDED     ENDED     ENDED
                                      NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        1999       1998      1997      1996      1995
-----------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.65    $  10.88  $  11.04  $  10.51  $   9.81
                                     --------    --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.37        0.45      0.48      0.50      0.39
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.01        0.42      0.33      0.61      1.08
                                     --------    --------  --------  --------  --------
    Total From Investment
      Operations...................      0.38        0.87      0.81      1.11      1.47
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.22)      (1.04)    (0.88)    (0.58)    (0.77)
  Net Realized Gains...............     (0.28)      (0.06)    (0.09)       --        --
                                     --------    --------  --------  --------  --------
    Total Distributions............     (0.50)      (1.10)    (0.97)    (0.58)    (0.77)
-----------------------------------
Net Asset Value, End of Period.....  $  10.53    $  10.65  $  10.88  $  11.04  $  10.51
===================================
Total Return.......................      3.63%       8.78%     7.87%    11.13%    15.23%
-----------------------------------
Net Assets, End of Period
  (thousands)                        $472,334    $371,619  $250,078  $165,772  $208,166
Ratio of Expenses to Average Net
  Assets...........................      0.39%       0.41%     0.42%     0.46%     0.46%
Ratio of Net Investment Income to
  Average Net Assets...............      3.62%       3.87%     4.50%     4.88%     5.80%
Portfolio Turnover Rate............     58.80%      74.36%    95.12%    97.78%   130.41%
-----------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                          --------------------------------------------------------------
                                             YEAR        YEAR       YEAR        YEAR            YEAR
                                             ENDED       ENDED      ENDED       ENDED          ENDED
                                           NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,        NOV. 30,
                                             1999        1998       1997        1996            1995
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  11.78     $  11.28   $  11.22    $  11.24        $  10.22
                                          --------     --------   --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.61         0.61       0.66        0.65            0.70
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (0.89)        0.59       0.06       (0.13)           1.11
                                          --------     --------   --------    --------        --------
    Total From Investment Operations....     (0.28)        1.20       0.72        0.52            1.81
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.58)       (0.65)     (0.66)      (0.50)          (0.70)
  Net Realized Gains....................     (0.08)       (0.05)        --       (0.04)          (0.09)
                                          --------     --------   --------    --------        --------
    Total Distributions.................     (0.66)       (0.70)     (0.66)      (0.54)          (0.79)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.84     $  11.78   $  11.28    $  11.22        $  11.24
========================================================================================================
Total Return............................     (2.41)%      11.07%      6.75%       4.98%          18.04%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $256,376     $239,035   $136,555    $107,944        $ 78,087
Ratio of Expenses to Average Net
  Assets................................      0.21%        0.24%      0.25%       0.26%           0.27%
Ratio of Net Investment Income to
  Average Net Assets....................      5.58%        5.77%      6.20%       6.22%           6.44%
Portfolio Turnover Rate.................     13.05%       23.79%     24.06%      30.84%          40.79%
--------------------------------------------------------------------------------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-five of the Fund's thirty-eight portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, two are presented in separate reports and five have not yet commenced operations.

    Effective August 1, 1997, The U.S. Small Cap Value Portfolio changed its name to The U.S. 6-10 Value Portfolio.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company. This portfolio invests solely in this series.

    Effective December 8, 1998, The DFA Global Fixed Income Portfolio changed its name to the DFA Five-Year Global Fixed Income Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         CORRESPONDING SERIES (MASTER FUNDS)           AT 11/30/99
------------------------------------------------  -------------------------------------------   -----------
The U.S. Large Company Portfolio                  The U.S. Large Company Series                     32%
The Enhanced U.S. Large Company Portfolio         The Enhanced U.S. Large Company Series           100%
The U.S. Large Cap Value Portfolio                The U.S. Large Cap Value Series                   66%
The Tax-Managed U.S. Marketwide Value Portfolio   The Tax-Managed U.S. Marketwide Value             79%
                                                    Series
The U.S. 6-10 Value Portfolio                     The U.S. 6-10 Value Series                        97%
The U.S. 6-10 Small Company Portfolio             The U.S. 6-10 Small Company Series                68%
The U.S. 9-10 Small Company Portfolio             The U.S. 9-10 Small Company Series               100%
The International Small Company Portfolio         The Japanese Small Company Series                 29%
                                                  The Pacific Rim Small Company Series              28%
                                                  The United Kingdom Small Company Series           37%
                                                  The Continental Small Company Series              36%
The Japanese Small Company Portfolio              The Japanese Small Company Series                 71%
The Pacific Rim Small Company Portfolio           The Pacific Rim Small Company Series              72%
The United Kingdom Small Company Portfolio        The United Kingdom Small Company Series           63%
The Continental Small Company Portfolio           The Continental Small Company Series              64%
The Emerging Markets Portfolio                    The Emerging Markets Series                       96%
The Emerging Markets Small Cap Portfolio          The Emerging Markets Small Cap Series             29%
The DFA One-Year Fixed Income Portfolio           The DFA One-Year Fixed Income Series              87%
The DFA Two-Year Global Fixed Income Portfolio    The DFA Two-Year Global Fixed Income Series      100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by The Tax-Managed U.S. 5-10 Value Portfolio, The Tax-Managed U.S. 6-10 Small Company Portfolio and The DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio, The Tax-Managed DFA International Value Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Five-Year Government Portfolio, The DFA Five-Year Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Tax-Managed U.S. Marketwide Value Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Tax-Managed U.S. Marketwide Value Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 1999, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The Tax-Managed U.S. 5-10 Value Portfolio...................  .50 of 1%
The Tax-Managed U.S. 6-10 Small Company Portfolio...........  .50 of 1%
The DFA Real Estate Securities Portfolio....................  .30 of 1%
The Large Cap International Portfolio.......................  .25 of 1%
The Tax-Managed DFA International Value Portfolio...........  .50 of 1%
The DFA International Small Cap Value Portfolio.............  .65 of 1%
The DFA Five-Year Government Portfolio......................  .20 of 1%
The DFA Five-Year Global Fixed Income Portfolio.............  .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio......  .10 of 1%(a)

    (a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from .15 of 1% of average net assets to .10 of 1% of average net assets.

    For the year ended November 30, 1999, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. Large Company Portfolio............................  .215 of 1%
The Enhanced U.S. Large Company Portfolio...................   .15 of 1%
The U.S. Large Cap Value Portfolio..........................   .15 of 1%
The Tax-Managed U.S. Marketwide Value Portfolio.............   .15 of 1%
The U.S. 6-10 Value Portfolio...............................   .30 of 1%
The U.S. 6-10 Small Company Portfolio.......................   .32 of 1%
The U.S. 9-10 Small Company Portfolio.......................   .40 of 1%
The International Small Company Portfolio...................   .40 of 1%
The Japanese Small Company Portfolio........................   .40 of 1%
The Pacific Rim Small Company Portfolio.....................   .40 of 1%
The United Kingdom Small Company Portfolio..................   .40 of 1%
The Continental Small Company Portfolio.....................   .40 of 1%
The Emerging Markets Portfolio..............................   .40 of 1%
The Emerging Markets Small Cap Portfolio....................   .45 of 1%
The DFA One-Year Fixed Income Portfolio.....................   .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio..............   .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At November 30, 1999, approximately $1,208,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2000.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At November 30, 1999, there were no previously waived fees subject to future reimbursement by the Advisor.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Portfolios made the following purchases and sales of investment securities:

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES             SECURITIES
                                                              --------------------   ---------------------
                                                              PURCHASES    SALES     PURCHASES     SALES
                                                              ---------   --------   ---------   ---------
                                                               (000)       (000)      (000)       (000)
The Tax-Managed U.S. 5-10 Value Portfolio...................        --         --    $273,838    $ 26,969
The Tax-Managed U.S. 6-10 Small Company Portfolio...........        --         --      61,997       2,994
The DFA Real Estate Securities Portfolio....................        --         --      49,840       8,874
The Large Cap International Portfolio.......................        --         --     130,782       2,959
The DFA Tax-Managed International Value Portfolio...........        --         --      38,968          63
The DFA International Small Cap Value Portfolio.............        --         --      88,304      78,265
The DFA Five-Year Government Portfolio......................   $80,714    $68,376     202,858          --
The DFA Five-Year Global Fixed Income Portfolio.............        --         --     349,889     222,676
The DFA Intermediate Government Fixed Income Portfolio......    23,987     15,516      45,480      15,359

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
                                                                  (000)              (000)           (000)
The U.S. Large Company Portfolio...........................      $337,376            $(22,595)     $ 314,781
The Enhanced U.S. Large Company Portfolio..................        10,886                  --         10,886
The U.S. Large Cap Value Portfolio.........................       209,970                  --        209,970
The Tax-Managed U.S. Marketwide Value Portfolio............         8,711             (10,439)        (1,728)
The Tax-Managed U.S. 5-10 Value Portfolio..................        44,024             (30,205)        13,819
The U.S. 6-10 Value Portfolio..............................       289,268                  --        289,268
The U.S. 6-10 Small Company Portfolio......................        70,617                  --         70,617
The Tax-Managed U.S. 6-10 Small Company Portfolio..........        13,812              (6,071)         7,741
The U.S. 9-10 Small Company Portfolio......................       325,279                  --        325,279
The DFA Real Estate Securities Portfolio...................         5,356             (20,954)       (15,598)
The Large Cap International Portfolio......................        76,064             (10,354)        65,710
The Tax-Managed DFA International Value Portfolio..........         2,927              (2,803)           124
The International Small Company Portfolio..................        10,427             (44,838)       (34,409)
The Japanese Small Company Portfolio.......................        11,337            (147,743)      (136,406)
The Pacific Rim Small Company Portfolio....................            --             (23,609)       (23,609)
The United Kingdom Small Company Portfolio.................        70,453             (52,450)        18,003
The Continental Small Company Portfolio....................        72,449             (43,760)        28,689
The DFA International Small Cap Value Portfolio............        77,544            (165,221)       (87,677)
The Emerging Markets Portfolio.............................       105,686             (59,195)        46,491
The Emerging Markets Small Cap Portfolio...................           293                 (42)           251
The DFA One-Year Fixed Income Portfolio....................            --                (725)          (725)
The DFA Two-Year Global Fixed Income Portfolio.............            13                  --             13
The DFA Five-Year Government Portfolio.....................            --              (1,941)        (1,941)
The DFA Five-Year Global Fixed Income Portfolio............            --              (8,420)        (8,420)
The DFA Intermediate Government Fixed Income Portfolio.....           123             (10,839)       (10,716)

    At November 30, 1999, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                                   EXPIRES ON NOVEMBER 30,
                                                                          ------------------------------------------
                                                    2002       2003       2004       2005        2006         2007         TOTAL
                                                    ----      ------      ----      ------      -------      -------      -------
                                                                                    (AMOUNTS IN THOUSANDS)
The Tax-Managed U.S. Marketwide Portfolio.....        --          --        --          --           --      $   703      $   703
The Tax-Managed 5-10 Value Portfolio..........        --          --        --          --           --        1,153        1,153
The Tax-Managed 6-10 Small Company
 Portfolio....................................        --          --        --          --           --          500          500
The DFA Real Estate Securities Portfolio......      $134          --      $381          --      $   127        2,173        2,815
The Tax-Managed DFA International Value
 Portfolio....................................        --          --        --          --           --            1            1
The International Small Company Portfolio.....        --          --        --          --           --           55           55
The Japanese Small Company Portfolio..........        --          --        --      $1,532        7,918        2,826       12,276
The Pacific Rim Small Company Portfolio.......        --          --        --          --           --       10,439       10,439
The DFA International Small Cap Value
 Portfolio....................................        --          --        --          --           --        4,269        4,269
The Emerging Markets Portfolio................        --          --        --          --       19,586        1,825       21,411
The One-Year Fixed Income Portfolio...........        --          --        --          --           --          184          184
The DFA Five-Year Government Portfolio........        --      $7,871       887          --           --           70        8,828
The Five-Year Global Fixed Income Portfolio...        --          --        --          --           --          275          275

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                                AT NOVEMBER 30, 1999 NET ASSETS CONSIST OF:
                           -------------------------------------------------------------------------------------
                                               (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                     UNREALIZED
                                       UNDISTRIBUTED                ACCUMULATED     APPRECIATION     UNREALIZED
                                            NET                     NET REALIZED  (DEPRECIATION) OF  NET FOREIGN
                                        INVESTMENT    ACCUMULATED     FOREIGN        INVESTMENT       EXCHANGE
                            PAID-IN       INCOME      NET REALIZED    EXCHANGE     SECURITIES AND       GAIN      TOTAL NET
                            CAPITAL       (LOSS)      GAIN (LOSS)   GAIN (LOSS)   FOREIGN CURRENCY     (LOSS)       ASSETS
                           ----------  -------------  ------------  ------------  -----------------  -----------  ----------
The U.S. Large Company
 Portfolio...............  $  574,426    $  1,356       $    476           --         $ 320,146            --     $  896,404
The Enhanced U.S. Large
 Company Portfolio.......      84,173       2,810          3,238           --            11,979            --        102,200
The U.S. Large Cap Value
 Portfolio...............     881,345       3,789         68,400           --           224,228            --      1,177,762
The Tax-Managed U.S.
 Marketwide Value
 Portfolio...............     101,683         327           (784)          --            (1,647)           --         99,579
The Tax-Managed U.S. 5-10
 Value Portfolio.........     252,858       1,211         (1,321)          --            13,987            --        266,735
The U.S. 6-10 Value
 Portfolio...............   2,162,659      10,838         97,284           --           350,865            --      2,621,646
The U.S. 6-10 Small
 Company Portfolio.......     304,869       1,778          9,052           --            82,966            --        398,665
The Tax-Managed U.S. 6-10
 Small Company
 Portfolio...............      59,884         150           (521)          --             7,761            --         67,274
The U.S. 9-10 Small
 Company Portfolio.......     900,648       8,355         46,956           --           366,631            --      1,322,590
The DFA Real Estate
 Securities Portfolio....     142,233       6,219         (2,818)          --           (15,595)           --        130,039
The Large Cap
 International
 Portfolio...............     197,633       2,074          1,755      $    38            66,835         $   5        268,340
The Tax-Managed DFA
 International Value
 Portfolio...............      39,036          93             (1)         (27)              124            17         39,242
The International Small
 Company Portfolio.......     279,844       3,735            588          581           (34,293)          (13)       250,442
The Japanese Small
 Company Portfolio.......     292,602         502        (15,366)          95          (133,316)           16        144,533
The Pacific Rim Small
 Company Portfolio.......     160,671       1,758         (9,409)       1,861           (23,099)           --        131,782
The United Kingdom Small
 Company Portfolio.......      53,555       2,820          9,424          (44)           18,075            (4)        83,826


                               NUMBER OF
                                SHARES
                              AUTHORIZED
                           -----------------
The U.S. Large Company
 Portfolio...............     200,000,000
The Enhanced U.S. Large
 Company Portfolio.......     100,000,000
The U.S. Large Cap Value
 Portfolio...............     200,000,000
The Tax-Managed U.S.
 Marketwide Value
 Portfolio...............     100,000,000
The Tax-Managed U.S. 5-10
 Value Portfolio.........     100,000,000
The U.S. 6-10 Value
 Portfolio...............     300,000,000
The U.S. 6-10 Small
 Company Portfolio.......     100,000,000
The Tax-Managed U.S. 6-10
 Small Company
 Portfolio...............     100,000,000
The U.S. 9-10 Small
 Company Portfolio.......     300,000,000
The DFA Real Estate
 Securities Portfolio....     100,000,000
The Large Cap
 International
 Portfolio...............     150,000,000
The Tax-Managed DFA
 International Value
 Portfolio...............     100,000,000
The International Small
 Company Portfolio.......     100,000,000
The Japanese Small
 Company Portfolio.......     50,000,000
The Pacific Rim Small
 Company Portfolio.......     50,000,000
The United Kingdom Small
 Company Portfolio.......     20,000,000

                                                AT NOVEMBER 30, 1999 NET ASSETS CONSIST OF:
                           -------------------------------------------------------------------------------------
                                               (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                     UNREALIZED
                                       UNDISTRIBUTED                ACCUMULATED     APPRECIATION     UNREALIZED
                                            NET                     NET REALIZED  (DEPRECIATION) OF  NET FOREIGN
                                        INVESTMENT    ACCUMULATED     FOREIGN        INVESTMENT       EXCHANGE
                            PAID-IN       INCOME      NET REALIZED    EXCHANGE     SECURITIES AND       GAIN      TOTAL NET
                            CAPITAL       (LOSS)      GAIN (LOSS)   GAIN (LOSS)   FOREIGN CURRENCY     (LOSS)       ASSETS
                           ----------  -------------  ------------  ------------  -----------------  -----------  ----------
The Continental Small
 Company Portfolio.......  $  107,585    $  3,204       $ 21,162      $  (181)        $  28,984         $ (11)    $  160,743
The DFA International
 Small Cap Value
 Portfolio...............     604,982       8,277         (2,604)         749           (86,242)          (29)       525,133
The Emerging Markets
 Portfolio...............     303,447          91        (24,722)        (217)           52,006            (1)       330,604
The Emerging Markets
 Small Cap Portfolio.....       6,977          58          4,406          (28)              321            --         11,734
The DFA One-Year Fixed
 Income Portfolio........     713,429          --         (4,654)          --             3,745            --        712,520
The DFA Two-Year Global
 Fixed Income
 Portfolio...............     521,060      10,390         (2,294)          --             2,332            --        531,488
The DFA Five-Year
 Government Portfolio....     224,195       5,595         (8,827)          --            (1,941)           --        219,022
The DFA Five-Year Global
 Fixed Income
 Portfolio...............     465,928      11,888         (7,498)       5,791            (8,420)        4,645        472,334
The DFA Intermediate
 Government Fixed Income
 Portfolio...............     262,590       3,610            892           --           (10,716)           --        256,376


                               NUMBER OF
                                SHARES
                              AUTHORIZED
                           -----------------
The Continental Small
 Company Portfolio.......     50,000,000
The DFA International
 Small Cap Value
 Portfolio...............     200,000,000
The Emerging Markets
 Portfolio...............     100,000,000
The Emerging Markets
 Small Cap Portfolio.....     100,000,000
The DFA One-Year Fixed
 Income Portfolio........     300,000,000
The DFA Two-Year Global
 Fixed Income
 Portfolio...............     200,000,000
The DFA Five-Year
 Government Portfolio....     100,000,000
The DFA Five-Year Global
 Fixed Income
 Portfolio...............     100,000,000
The DFA Intermediate
 Government Fixed Income
 Portfolio...............     100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1999, The DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                                UNREALIZED
                                                                                  VALUE AT        FOREIGN
     EXPIRATION                                                   CONTRACT      NOVEMBER 30,     EXCHANGE
        DATE                        CURRENCY SOLD                  AMOUNT           1999           GAIN
---------------------   --------------------------------------  -------------   -------------   -----------
      12/22/99             54,012,233   Australian Dollar       $ 34,464,968    $ 34,334,683    $  130,285
      12/22/99             94,096,822   Danish Krone              13,037,149      12,736,734       300,415
      12/27/99            236,634,730   Swedish Krona             28,287,614      27,835,974       451,640
      12/29/99            174,016,063   European Currency Unit   178,845,135     175,214,530     3,630,605
      12/29/99          8,687,249,757   Japanese Yen              85,061,692      85,014,897        46,795
      12/29/99             32,918,267   Canadian Dollar           22,430,185      22,346,254        83,931
      12/30/99              8,043,698   British Pounds            12,878,163      12,811,278        66,885
                                                                ------------    ------------    ----------
                                                                $375,004,906    $370,294,350    $4,710,556
                                                                ============    ============    ==========

    Risks may arise upon entering into these contracts from the potential inability of counter- parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1999, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
The DFA Real Estate Securities
  Portfolio.............................      5.35%         $470,424       17        $1,468      $1,440,000
The International Small Company
  Portfolio.............................      5.25%          320,000        1            47         320,000
The United Kingdom Small Company
  Portfolio.............................      5.71%           70,350        6            67         205,000

There were no outstanding borrowings under the line of credit at November 30, 1999.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio and The Emerging Markets Small Cap Portfolio 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio and The International Small Company Portfolio is .675% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 1999, was as follows:

                                                                                       VALUE OF
                                                                                     COLLATERAL ON
                                                                      VALUE OF         OVERNIGHT
                                                      VALUE OF     COLLATERAL AND     REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                           SECURITIES    INDEMNIFICATION    AGREEMENTS
--------------------------                          ------------   ---------------   -------------
The Tax-Managed U.S. 5-10 Value Portfolio.........  $ 3,018,845       $ 4,133,760     $ 4,221,003
The Tax-Managed U.S. 6-10 Small Company
  Portfolio.......................................    3,274,026         3,675,952       3,753,533
The DFA Real Estate Securities Portfolio..........    1,342,050         1,361,500       1,390,234

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------
The Large Cap International Portfolio.............    3,281,168         3,474,660       3,789,640
The DFA International Small Cap Value Portfolio...   33,526,293        37,620,993      38,872,598

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Portfolio, The Enhanced U.S. Large Company Portfolio, The U.S. Large Cap Value Portfolio, The Tax-Managed U.S. Marketwide Value Portfolio, The Tax-Managed U.S. 5-10 Value Portfolio, The U.S. 6-10 Value Portfolio, The U.S. 6-10 Small Company Portfolio, The Tax-Managed U.S. 6-10 Small Company Portfolio, The U.S. 9-10 Small Company Portfolio, The DFA Real Estate Securities Portfolio, The Large Cap International Portfolio, The Tax-Managed DFA International Value Portfolio, The International Small Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The DFA International Small Cap Value Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Two-Year Global Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Five-Year Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund"), at November 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA INTERNATIONAL  MSCI EAFE INDEX
                     VALUE PORTFOLIO  (NET DIVIDENDS)
                             $10,000          $10,000
Mar-94                        $9,733           $9,569
Apr-94                       $10,060           $9,975
May-94                       $10,119           $9,918
Jun-94                       $10,234          $10,058
Jul-94                       $10,433          $10,155
Aug-94                       $10,593          $10,396
Sep-94                       $10,220          $10,068
Oct-94                       $10,649          $10,404
Nov-94                       $10,086           $9,903
Dec-94                       $10,144           $9,966
Jan-95                        $9,743           $9,583
Feb-95                        $9,722           $9,556
Mar-95                       $10,292          $10,152
Apr-95                       $10,613          $10,533
May-95                       $10,543          $10,408
Jun-95                       $10,439          $10,225
Jul-95                       $11,026          $10,862
Aug-95                       $10,642          $10,448
Sep-95                       $10,708          $10,652
Oct-95                       $10,504          $10,365
Nov-95                       $10,787          $10,653
Dec-95                       $11,310          $11,083
Jan-96                       $11,423          $11,128
Feb-96                       $11,485          $11,166
Mar-96                       $11,651          $11,404
Apr-96                       $12,102          $11,736
May-96                       $11,989          $11,520
Jun-96                       $12,027          $11,584
Jul-96                       $11,707          $11,246
Aug-96                       $11,748          $11,271
Sep-96                       $11,951          $11,570
Oct-96                       $11,836          $11,452
Nov-96                       $12,365          $11,908
Dec-96                       $12,193          $11,755
Jan-97                       $11,787          $11,343
Feb-97                       $11,895          $11,529
Mar-97                       $11,934          $11,571
Apr-97                       $11,869          $11,632
May-97                       $12,768          $12,389
Jun-97                       $13,313          $13,072
Jul-97                       $13,497          $13,284
Aug-97                       $12,613          $12,291
Sep-97                       $13,069          $12,980
Oct-97                       $12,387          $11,983
Nov-97                       $11,856          $11,861
Dec-97                       $11,811          $11,964
Jan-98                       $12,518          $12,511
Feb-98                       $13,337          $13,314
Mar-98                       $13,926          $13,724
Apr-98                       $13,971          $13,832
May-98                       $14,092          $13,764
Jun-98                       $13,957          $13,869
Jul-98                       $14,113          $14,009
Aug-98                       $12,263          $12,273
Sep-98                       $11,600          $11,898
Oct-98                       $12,754          $13,138
Nov-98                       $13,314          $13,810
Dec-98                       $13,567          $14,356
Jan-99                       $13,295          $14,313
Feb-99                       $12,956          $13,972
Mar-99                       $13,748          $14,555
Apr-99                       $14,563          $15,144
May-99                       $13,828          $14,364
Jun-99                       $14,445          $14,924
Jul-99                       $14,960          $15,368
Aug-99                       $15,108          $15,425
Sep-99                       $15,166          $15,580
Oct-99                       $15,085          $16,157
Nov-99                       $15,039          $16,717

         ANNUALIZED              ONE     FIVE       FROM
         TOTAL RETURN (%)       YEAR    YEARS    MARCH 1994
         --------------------------------------------------
                                12.96    8.32       7.35

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIOS' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company
  (34,431,106 Shares, Cost $363,132)++ at Value+............  $   453,802
Receivable for Investment Securities Sold...................          252
Receivable for Fund Shares Sold.............................          337
Prepaid Expenses and Other Assets...........................           24
                                                              -----------
    Total Assets............................................      454,415
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          589
Accrued Expenses............................................          113
                                                              -----------
    Total Liabilities.......................................          702
                                                              -----------

NET ASSETS..................................................  $   453,713
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   34,711,781
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     13.07
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   359,050
Undistributed Net Investment Income.........................          798
Undistributed Net Realized Gain.............................        3,195
Unrealized Appreciation of Investment Securities............       90,670
                                                              -----------
    Total Net Assets........................................  $   453,713
                                                              ===========

--------------

+ See Note B to the financial statements.

++ The cost for federal income tax purposes is $369,069.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment
     Trust Company..........................................         $11,497
                                                                     -------
EXPENSES
    Administrative Services.................................             940
    Accounting & Transfer Agent Fees........................              32
    Legal Fees..............................................              27
    Audit Fees..............................................               5
    Filing Fees.............................................              40
    Shareholders' Reports...................................              41
    Directors' Fees and Expenses............................              10
    Other...................................................               4
                                                                     -------
        Total Expenses......................................           1,099
                                                                     -------
    NET INVESTMENT INCOME...................................          10,398
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................             966

Net Realized Gain on Investment Securities..................           4,109

Change in Unrealized Appreciation of Investment
  Securities................................................          42,239
                                                                     -------

    NET GAIN ON INVESTMENT SECURITIES.......................          47,314
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $57,712
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        1999             1998
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $  10,398        $   8,434
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................               966              974
    Net Realized Gain (Loss) on Investment Securities.......             4,109           (2,087)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            42,239           38,017
                                                                     ---------        ---------
        Net Increase in Net Assets Resulting from
          Operations........................................            57,712           45,338
                                                                     ---------        ---------
Distributions From:
    Net Investment Income...................................           (10,602)          (8,141)
    Net Realized Gains......................................            (1,572)          (4,616)
                                                                     ---------        ---------
        Total Distributions.................................           (12,174)         (12,757)
                                                                     ---------        ---------
Capital Share Transactions (1):
    Shares Issued...........................................           126,813          131,742
    Shares Issued in Lieu of Cash Distributions.............            12,172           12,746
    Shares Redeemed.........................................          (166,397)        (111,599)
                                                                     ---------        ---------
        Net Increase (Decrease) From Capital Share
          Transactions......................................           (27,412)          32,889
                                                                     ---------        ---------
        Total Increase......................................            18,126           65,470
NET ASSETS
    Beginning of Period.....................................           435,587          370,117
                                                                     ---------        ---------
    End of Period...........................................         $ 453,713        $ 435,587
                                                                     =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            10,154           11,225
    Shares Issued in Lieu of Cash Distributions.............               983            1,149
    Shares Redeemed.........................................           (13,104)          (9,535)
                                                                     ---------        ---------
                                                                        (1,965)           2,839
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          YEAR         YEAR         YEAR         YEAR         YEAR
                          ENDED        ENDED        ENDED        ENDED        ENDED
                        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                          1999         1998         1997         1996         1995
                        ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of
  Period..............  $  11.88     $  10.94     $  11.90     $  10.55     $  10.06
                        --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income............      0.28         0.24         0.19         0.21         0.19
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).......      1.24         1.08        (0.65)        1.31         0.51
                        --------     --------     --------     --------     --------
  Total from
    Investment
    Operations........      1.52         1.32        (0.46)        1.52         0.70
                        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income............     (0.29)       (0.24)       (0.21)       (0.17)       (0.19)
  Net Realized
    Gains.............     (0.04)       (0.14)       (0.29)          --        (0.02)
                        --------     --------     --------     --------     --------
  Total
    Distributions.....     (0.33)       (0.38)       (0.50)       (0.17)       (0.21)
                        --------     --------     --------     --------     --------
Net Asset Value, End
  of Period...........  $  13.07     $  11.88     $  10.94     $  11.90     $  10.55
                        ========     ========     ========     ========     ========
Total Return..........     12.96%       12.29%       (4.04)%      14.54%        6.95%

Net Assets, End of
  Period
  (thousands).........  $453,713     $435,587     $370,117     $316,708     $245,243
Ratio of Expenses to
  Average Net Assets
  (1).................      0.52%        0.53%        0.56%        0.56%        0.65%
Ratio of Expenses to
  Average Net Assets
  (excluding waivers
  and assumption of
  expenses) (1).......      0.52%        0.53%        0.56%        0.57%        0.72%
Ratio of Net
  Investment Income to
  Average Net
  Assets..............      2.21%        2.04%        1.72%        2.22%        1.79%
Ratio of Net
  Investment Income to
  Average Net Assets
  (excluding waivers
  and assumption of
  expenses)...........      2.21%        2.04%        1.72%        2.21%        1.71%
Portfolio Turnover
  Rate................       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover
  Rate of Master Fund
  Series..............      5.80%       15.41%       22.55%       12.23%        9.75%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which The DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 27% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The component of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30,1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio through March 28, 1996 to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................         $84,733
Gross Unrealized Depreciation...........................              --
                                                                 -------
  Net...................................................         $84,733
                                                                 =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Portfolio, (constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                                     $10,000        $10,000
Mar-93                               $10,212        $10,215
Apr-93                                $9,959         $9,965
May-93                               $10,222        $10,234
Jun-93                               $10,243        $10,268
Jul-93                               $10,202        $10,219
Aug-93                               $10,580        $10,609
Sep-93                               $10,509        $10,530
Oct-93                               $10,724        $10,744
Nov-93                               $10,621        $10,643
Dec-93                               $10,756        $10,774
Jan-94                               $11,109        $11,135
Feb-94                               $10,808        $10,834
Mar-94                               $10,350        $10,363
Apr-94                               $10,485        $10,498
May-94                               $10,652        $10,669
Jun-94                               $10,401        $10,405
Jul-94                               $10,736        $10,750
Aug-94                               $11,177        $11,187
Sep-94                               $10,913        $10,917
Oct-94                               $11,155        $11,167
Nov-94                               $10,759        $10,758
Dec-94                               $10,918        $10,915
Jan-95                               $11,197        $11,198
Feb-95                               $11,636        $11,633
Mar-95                               $11,978        $11,977
Apr-95                               $12,322        $12,326
May-95                               $12,816        $12,813
Jun-95                               $13,118        $13,114
Jul-95                               $13,551        $13,550
Aug-95                               $13,584        $13,587
Sep-95                               $14,158        $14,156
Oct-95                               $14,104        $14,107
Nov-95                               $14,714        $14,728
Dec-95                               $14,996        $15,000
Jan-96                               $15,512        $15,516
Feb-96                               $15,644        $15,665
Mar-96                               $15,797        $15,815
Apr-96                               $16,028        $16,048
May-96                               $16,420        $16,462
Jun-96                               $16,488        $16,529
Jul-96                               $15,767        $15,794
Aug-96                               $16,089        $16,129
Sep-96                               $16,988        $17,035
Oct-96                               $17,454        $17,502
Nov-96                               $18,775        $18,830
Dec-96                               $18,398        $18,461
Jan-97                               $19,551        $19,608
Feb-97                               $19,696        $19,766
Mar-97                               $18,886        $18,944
Apr-97                               $20,006        $20,075
May-97                               $21,227        $21,308
Jun-97                               $22,169        $22,258
Jul-97                               $23,934        $24,025
Aug-97                               $22,603        $22,689
Sep-97                               $23,835        $23,933
Oct-97                               $23,046        $23,133
Nov-97                               $24,099        $24,205
Dec-97                               $24,509        $24,621
Jan-98                               $24,786        $24,894
Feb-98                               $26,573        $26,689
Mar-98                               $27,925        $28,056
Apr-98                               $28,202        $28,339
May-98                               $27,714        $27,851
Jun-98                               $28,845        $28,982
Jul-98                               $28,533        $28,675
Aug-98                               $24,427        $24,529
Sep-98                               $25,981        $26,101
Oct-98                               $28,067        $28,223
Nov-98                               $29,788        $29,933
Dec-98                               $31,551        $31,657
Jan-99                               $32,838        $32,981
Feb-99                               $31,807        $31,955
Mar-99                               $33,083        $33,233
Apr-99                               $34,347        $34,519
May-99                               $33,536        $33,705
Jun-99                               $35,387        $35,575
Jul-99                               $34,290        $34,465
Aug-99                               $34,112        $34,293
Sep-99                               $33,181        $33,353
Oct-99                               $35,288        $35,465
Nov-99                               $35,997        $36,185

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        MARCH 1993
    --------------------------------------------------------------
                               20.84       27.32          20.90

- THE SERIES TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  ENHANCED U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                                              $10,000        $10,000
Aug-96                                        $10,202        $10,212
Sep-96                                        $10,809        $10,786
Oct-96                                        $11,183        $11,081
Nov-96                                        $12,027        $11,923
Dec-96                                        $11,730        $11,689
Jan-97                                        $12,474        $12,415
Feb-97                                        $12,580        $12,515
Mar-97                                        $11,972        $11,995
Apr-97                                        $12,734        $12,711
May-97                                        $13,567        $13,491
Jun-97                                        $14,149        $14,093
Jul-97                                        $15,303        $15,212
Aug-97                                        $14,461        $14,366
Sep-97                                        $15,215        $15,153
Oct-97                                        $14,790        $14,647
Nov-97                                        $15,349        $15,325
Dec-97                                        $15,617        $15,589
Jan-98                                        $15,888        $15,762
Feb-98                                        $16,972        $16,898
Mar-98                                        $17,826        $17,764
Apr-98                                        $18,027        $17,943
May-98                                        $17,668        $17,634
Jun-98                                        $18,414        $18,350
Jul-98                                        $18,182        $18,156
Aug-98                                        $15,540        $15,531
Sep-98                                        $16,626        $16,526
Oct-98                                        $18,006        $17,870
Nov-98                                        $19,033        $18,953
Dec-98                                        $20,275        $20,044
Jan-99                                        $21,007        $20,882
Feb-99                                        $20,325        $20,233
Mar-99                                        $21,178        $21,042
Apr-99                                        $21,983        $21,856
May-99                                        $21,381        $21,340
Jun-99                                        $22,631        $22,525
Jul-99                                        $21,869        $21,822
Aug-99                                        $21,751        $21,713
Sep-99                                        $21,222        $21,118
Oct-99                                        $22,576        $22,455
Nov-99                                        $22,946        $22,911

    ANNUALIZED                     ONE              FROM
    TOTAL RETURN (%)               YEAR          AUGUST 1996
    --------------------------------------------------------
                                  20.56             28.30

- THE SERIES TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                                       $10,000                   $10,000
Apr-93                                  $9,971                    $9,872
May-93                                 $10,079                   $10,070
Jun-93                                 $10,293                   $10,292
Jul-93                                 $10,440                   $10,407
Aug-93                                 $10,693                   $10,783
Sep-93                                 $10,507                   $10,800
Oct-93                                 $10,634                   $10,793
Nov-93                                 $10,535                   $10,570
Dec-93                                 $10,788                   $10,771
Jan-94                                 $11,098                   $11,178
Feb-94                                 $10,598                   $10,796
Mar-94                                 $10,169                   $10,394
Apr-94                                 $10,329                   $10,594
May-94                                 $10,259                   $10,716
Jun-94                                 $10,045                   $10,460
Jul-94                                 $10,490                   $10,785
Aug-94                                 $10,793                   $11,095
Sep-94                                 $10,478                   $10,726
Oct-94                                 $10,683                   $10,875
Nov-94                                 $10,204                   $10,436
Dec-94                                 $10,327                   $10,556
Jan-95                                 $10,565                   $10,881
Feb-95                                 $11,163                   $11,311
Mar-95                                 $11,334                   $11,559
Apr-95                                 $11,749                   $11,924
May-95                                 $12,361                   $12,426
Jun-95                                 $12,631                   $12,595
Jul-95                                 $13,185                   $13,033
Aug-95                                 $13,582                   $13,217
Sep-95                                 $14,051                   $13,695
Oct-95                                 $13,474                   $13,560
Nov-95                                 $14,211                   $14,247
Dec-95                                 $14,313                   $14,605
Jan-96                                 $14,720                   $15,060
Feb-96                                 $14,939                   $15,175
Mar-96                                 $15,459                   $15,433
Apr-96                                 $15,712                   $15,492
May-96                                 $15,978                   $15,685
Jun-96                                 $15,513                   $15,698
Jul-96                                 $14,824                   $15,104
Aug-96                                 $15,413                   $15,536
Sep-96                                 $15,721                   $16,155
Oct-96                                 $16,235                   $16,780
Nov-96                                 $17,406                   $17,996
Dec-96                                 $17,235                   $17,766
Jan-97                                 $17,852                   $18,628
Feb-97                                 $18,207                   $18,902
Mar-97                                 $17,374                   $18,221
Apr-97                                 $17,945                   $18,986
May-97                                 $19,338                   $20,048
Jun-97                                 $19,933                   $20,908
Jul-97                                 $21,931                   $22,480
Aug-97                                 $21,608                   $21,680
Sep-97                                 $22,747                   $22,989
Oct-97                                 $21,582                   $22,348
Nov-97                                 $21,811                   $23,336
Dec-97                                 $22,116                   $24,017
Jan-98                                 $22,411                   $23,678
Feb-98                                 $24,369                   $25,272
Mar-98                                 $25,736                   $26,819
Apr-98                                 $25,878                   $26,998
May-98                                 $25,661                   $26,599
Jun-98                                 $25,599                   $26,939
Jul-98                                 $24,711                   $26,465
Aug-98                                 $20,213                   $22,527
Sep-98                                 $21,238                   $23,820
Oct-98                                 $22,973                   $25,666
Nov-98                                 $24,411                   $26,862
Dec-98                                 $24,817                   $27,775
Jan-99                                 $25,298                   $27,998
Feb-99                                 $24,648                   $27,603
Mar-99                                 $25,444                   $28,174
Apr-99                                 $28,151                   $30,806
May-99                                 $28,123                   $30,467
Jun-99                                 $28,593                   $31,350
Jul-99                                 $27,409                   $30,432
Aug-99                                 $26,425                   $29,303
Sep-99                                 $25,006                   $28,280
Oct-99                                 $25,964                   $29,909
Nov-99                                 $25,541                   $29,676

    ANNUALIZED                   ONE           FIVE           FROM
    TOTAL RETURN (%)             YEAR         YEARS        APRIL 1993
    -----------------------------------------------------------------
                                 4.63         20.14          15.10

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   TAX-MANAGED U.S. MARKETWIDE VALUE SERIES  RUSSELL 3000 VALUE INDEX
                                                    $10,000                   $10,000
Jan-99                                              $10,068                   $10,056
Feb-99                                               $9,710                    $9,872
Mar-99                                              $10,059                   $10,056
Apr-99                                              $11,262                   $10,994
May-99                                              $11,437                   $10,905
Jun-99                                              $11,718                   $11,228
Jul-99                                              $11,272                   $10,903
Aug-99                                              $10,884                   $10,500
Sep-99                                              $10,321                   $10,144
Oct-99                                              $10,486                   $10,670
Nov-99                                              $10,428                   $10,595

    ANNUALIZED                     FROM
    TOTAL RETURN (%)           JANUARY 1999
    ---------------------------------------
                                   4.28

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIONS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERRING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 4-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
MARCH 1998-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  U.S. 4-10 VALUE SERIES  RUSSELL 2000 VALUE INDEX
                                  $10,000                   $10,000
Mar-98                            $10,428                   $10,406
Apr-98                            $10,545                   $10,457
May-98                            $10,058                   $10,087
Jun-98                             $9,804                   $10,029
Jul-98                             $8,977                    $9,244
Aug-98                             $7,419                    $7,796
Sep-98                             $7,634                    $8,237
Oct-98                             $8,247                    $8,482
Nov-98                             $8,446                    $8,711
Dec-98                             $8,673                    $8,985
Jan-99                             $8,633                    $8,781
Feb-99                             $7,991                    $8,181
Mar-99                             $8,100                    $8,114
Apr-99                             $9,155                    $8,855
May-99                             $9,511                    $9,127
Jun-99                            $10,063                    $9,457
Jul-99                             $9,846                    $9,233
Aug-99                             $9,461                    $8,895
Sep-99                             $9,185                    $8,717
Oct-99                             $8,889                    $8,543
Nov-99                             $8,986                    $8,587

    ANNUALIZED                     ONE              FROM
    TOTAL RETURN (%)               YEAR          MARCH 1998
    -------------------------------------------------------
                                   6.39            -5.93

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $1 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  U.S. 6-10 VALUE SERIES  RUSSELL 2000 VALUE INDEX
                                  $10,000                   $10,000
Apr-93                             $9,788                    $9,760
May-93                            $10,050                   $10,067
Jun-93                            $10,060                   $10,162
Jul-93                            $10,363                   $10,337
Aug-93                            $10,706                   $10,741
Sep-93                            $11,079                   $10,999
Oct-93                            $11,452                   $11,251
Nov-93                            $11,260                   $10,964
Dec-93                            $11,486                   $11,286
Jan-94                            $12,079                   $11,688
Feb-94                            $12,049                   $11,654
Mar-94                            $11,650                   $11,133
Apr-94                            $11,731                   $11,242
May-94                            $11,772                   $11,226
Jun-94                            $11,558                   $10,936
Jul-94                            $11,752                   $11,138
Aug-94                            $12,161                   $11,576
Sep-94                            $12,120                   $11,453
Oct-94                            $11,947                   $11,243
Nov-94                            $11,545                   $10,789
Dec-94                            $11,664                   $11,113
Jan-95                            $11,789                   $11,060
Feb-95                            $12,205                   $11,469
Mar-95                            $12,350                   $11,525
Apr-95                            $12,787                   $11,867
May-95                            $13,152                   $12,121
Jun-95                            $13,673                   $12,536
Jul-95                            $14,422                   $12,993
Aug-95                            $14,879                   $13,379
Sep-95                            $15,067                   $13,579
Oct-95                            $14,339                   $13,037
Nov-95                            $14,872                   $13,554
Dec-95                            $15,133                   $13,974
Jan-96                            $15,089                   $14,067
Feb-96                            $15,415                   $14,288
Mar-96                            $15,849                   $14,588
Apr-96                            $16,675                   $14,986
May-96                            $17,327                   $15,365
Jun-96                            $16,968                   $15,184
Jul-96                            $15,915                   $14,376
Aug-96                            $16,644                   $15,000
Sep-96                            $17,209                   $15,409
Oct-96                            $17,340                   $15,588
Nov-96                            $18,166                   $16,427
Dec-96                            $18,569                   $16,961
Jan-97                            $19,052                   $17,222
Feb-97                            $19,052                   $17,385
Mar-97                            $18,558                   $16,919
Apr-97                            $18,478                   $17,168
May-97                            $20,234                   $18,535
Jun-97                            $21,509                   $19,473
Jul-97                            $22,795                   $20,290
Aug-97                            $23,611                   $20,613
Sep-97                            $25,436                   $21,984
Oct-97                            $24,541                   $21,386
Nov-97                            $24,335                   $21,621
Dec-97                            $24,359                   $22,354
Jan-98                            $24,067                   $21,949
Feb-98                            $25,888                   $23,277
Mar-98                            $26,945                   $24,222
Apr-98                            $27,481                   $24,341
May-98                            $26,437                   $23,479
Jun-98                            $25,913                   $23,346
Jul-98                            $24,014                   $21,518
Aug-98                            $19,593                   $18,148
Sep-98                            $20,153                   $19,173
Oct-98                            $21,020                   $19,743
Nov-98                            $22,132                   $20,278
Dec-98                            $22,652                   $20,915
Jan-99                            $23,016                   $20,440
Feb-99                            $21,118                   $19,044
Mar-99                            $20,725                   $18,888
Apr-99                            $22,947                   $20,612
May-99                            $24,030                   $21,245
Jun-99                            $25,505                   $22,014
Jul-99                            $25,393                   $21,492
Aug-99                            $24,705                   $20,706
Sep-99                            $24,057                   $20,291
Oct-99                            $23,227                   $19,886
Nov-99                            $24,294                   $19,989

    ANNUALIZED                   ONE           FIVE           FROM
    TOTAL RETURN (%)             YEAR         YEARS        APRIL 1993
    -----------------------------------------------------------------
                                 9.77         16.04          14.24

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 6-10 SMALL COMPANY SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. 6-10 SMALL COMPANY SERIES  RUSSELL 2000 INDEX
                                          $10,000             $10,000
Mar-93                                    $10,237             $10,324
Apr-93                                     $9,928             $10,040
May-93                                    $10,330             $10,484
Jun-93                                    $10,289             $10,549
Jul-93                                    $10,371             $10,694
Aug-93                                    $10,721             $11,156
Sep-93                                    $11,010             $11,471
Oct-93                                    $11,248             $11,767
Nov-93                                    $10,974             $11,383
Dec-93                                    $11,289             $11,773
Jan-94                                    $11,639             $12,141
Feb-94                                    $11,549             $12,097
Mar-94                                    $10,995             $11,460
Apr-94                                    $11,018             $11,528
May-94                                    $10,962             $11,398
Jun-94                                    $10,647             $11,014
Jul-94                                    $10,804             $11,195
Aug-94                                    $11,323             $11,819
Sep-94                                    $11,379             $11,778
Oct-94                                    $11,425             $11,731
Nov-94                                    $11,039             $11,257
Dec-94                                    $11,178             $11,559
Jan-95                                    $11,252             $11,413
Feb-95                                    $11,621             $11,888
Mar-95                                    $11,841             $12,091
Apr-95                                    $12,234             $12,360
May-95                                    $12,480             $12,572
Jun-95                                    $13,119             $13,225
Jul-95                                    $13,931             $13,987
Aug-95                                    $14,337             $14,276
Sep-95                                    $14,595             $14,532
Oct-95                                    $13,845             $13,882
Nov-95                                    $14,259             $14,465
Dec-95                                    $14,598             $14,847
Jan-96                                    $14,639             $14,831
Feb-96                                    $15,135             $15,294
Mar-96                                    $15,470             $15,610
Apr-96                                    $16,502             $16,445
May-96                                    $17,360             $17,093
Jun-96                                    $16,568             $16,391
Jul-96                                    $15,188             $14,960
Aug-96                                    $16,086             $15,829
Sep-96                                    $16,595             $16,448
Oct-96                                    $16,355             $16,195
Nov-96                                    $16,993             $16,862
Dec-96                                    $17,248             $17,304
Jan-97                                    $17,820             $17,650
Feb-97                                    $17,449             $17,222
Mar-97                                    $16,631             $16,410
Apr-97                                    $16,445             $16,456
May-97                                    $18,315             $18,287
Jun-97                                    $19,258             $19,072
Jul-97                                    $20,402             $19,958
Aug-97                                    $21,159             $20,415
Sep-97                                    $22,796             $21,910
Oct-97                                    $21,807             $20,948
Nov-97                                    $21,491             $20,812
Dec-97                                    $21,491             $21,176
Jan-98                                    $21,254             $20,841
Feb-98                                    $22,814             $22,382
Mar-98                                    $23,763             $23,304
Apr-98                                    $24,103             $23,432
May-98                                    $22,850             $22,169
Jun-98                                    $22,544             $22,215
Jul-98                                    $20,815             $20,416
Aug-98                                    $16,543             $16,451
Sep-98                                    $17,577             $17,739
Oct-98                                    $18,358             $18,463
Nov-98                                    $19,564             $19,431
Dec-98                                    $20,384             $20,633
Jan-99                                    $20,722             $20,908
Feb-99                                    $18,952             $19,214
Mar-99                                    $18,784             $19,514
Apr-99                                    $20,497             $21,262
May-99                                    $21,306             $21,573
Jun-99                                    $22,568             $22,548
Jul-99                                    $22,380             $21,930
Aug-99                                    $21,796             $21,119
Sep-99                                    $21,683             $21,123
Oct-99                                    $21,438             $21,210
Nov-99                                    $23,207             $22,476

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        MARCH 1993
    --------------------------------------------------------------
                               18.62       16.02          13.28

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 9-10 SMALL COMPANY SERIES VS.
CRSP 9-10 INDEX
DECEMBER 1997-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. 9-10 SMALL COMPANY SERIES  CRSP 9-10 INDEX
                                          $10,000          $10,000
Dec-97                                     $9,826           $9,858
Jan-98                                     $9,776           $9,841
Feb-98                                    $10,416          $10,475
Mar-98                                    $10,916          $11,003
Apr-98                                    $11,106          $11,293
May-98                                    $10,556          $10,704
Jun-98                                    $10,346          $10,310
Jul-98                                     $9,656           $9,672
Aug-98                                     $7,715           $7,611
Sep-98                                     $8,005           $7,884
Oct-98                                     $8,295           $8,181
Nov-98                                     $8,919           $8,892
Dec-98                                     $9,156           $9,084
Jan-99                                     $9,413           $9,624
Feb-99                                     $8,767           $8,993
Mar-99                                     $8,444           $8,802
Apr-99                                     $9,246           $9,547
May-99                                     $9,603           $9,840
Jun-99                                    $10,149          $10,221
Jul-99                                    $10,249          $10,390
Aug-99                                    $10,060          $10,137
Sep-99                                     $9,837          $10,046
Oct-99                                     $9,760           $9,993
Nov-99                                    $10,710          $11,153

    ANNUALIZED                  ONE            FROM
    TOTAL RETURN (%)           YEAR       DECEMBER 1997
    ----------------------------------------------------
                               20.08           3.49

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $200 MILLION.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF DECILE 9-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                          $10,000                          $10,000
Mar-94                                     $9,733                           $9,569
Apr-94                                    $10,060                           $9,975
May-94                                    $10,119                           $9,918
Jun-94                                    $10,239                          $10,058
Jul-94                                    $10,438                          $10,155
Aug-94                                    $10,598                          $10,396
Sep-94                                    $10,228                          $10,068
Oct-94                                    $10,658                          $10,404
Nov-94                                    $10,099                           $9,903
Dec-94                                    $10,159                           $9,966
Jan-95                                     $9,757                           $9,583
Feb-95                                     $9,736                           $9,556
Mar-95                                    $10,312                          $10,152
Apr-95                                    $10,633                          $10,533
May-95                                    $10,573                          $10,408
Jun-95                                    $10,463                          $10,225
Jul-95                                    $11,052                          $10,862
Aug-95                                    $10,676                          $10,448
Sep-95                                    $10,740                          $10,652
Oct-95                                    $10,536                          $10,365
Nov-95                                    $10,826                          $10,653
Dec-95                                    $11,351                          $11,083
Jan-96                                    $11,464                          $11,128
Feb-96                                    $11,537                          $11,166
Mar-96                                    $11,698                          $11,404
Apr-96                                    $12,154                          $11,736
May-96                                    $12,040                          $11,520
Jun-96                                    $12,083                          $11,584
Jul-96                                    $11,760                          $11,246
Aug-96                                    $11,811                          $11,271
Sep-96                                    $12,019                          $11,570
Oct-96                                    $11,904                          $11,452
Nov-96                                    $12,434                          $11,908
Dec-96                                    $12,271                          $11,755
Jan-97                                    $11,861                          $11,343
Feb-97                                    $11,969                          $11,529
Mar-97                                    $12,013                          $11,571
Apr-97                                    $11,948                          $11,632
May-97                                    $12,855                          $12,389
Jun-97                                    $13,413                          $13,072
Jul-97                                    $13,598                          $13,284
Aug-97                                    $12,706                          $12,291
Sep-97                                    $13,174                          $12,980
Oct-97                                    $12,483                          $11,983
Nov-97                                    $11,955                          $11,861
Dec-97                                    $11,907                          $11,964
Jan-98                                    $12,627                          $12,511
Feb-98                                    $13,456                          $13,314
Mar-98                                    $14,051                          $13,724
Apr-98                                    $14,095                          $13,832
May-98                                    $14,227                          $13,764
Jun-98                                    $14,089                          $13,869
Jul-98                                    $14,245                          $14,009
Aug-98                                    $12,382                          $12,273
Sep-98                                    $11,716                          $11,898
Oct-98                                    $12,883                          $13,138
Nov-98                                    $13,448                          $13,810
Dec-98                                    $13,711                          $14,356
Jan-99                                    $13,439                          $14,313
Feb-99                                    $13,099                          $13,972
Mar-99                                    $13,906                          $14,555
Apr-99                                    $14,732                          $15,144
May-99                                    $13,985                          $14,364
Jun-99                                    $14,616                          $14,924
Jul-99                                    $15,144                          $15,368
Aug-99                                    $15,292                          $15,425
Sep-99                                    $15,347                          $15,580
Oct-99                                    $15,278                          $16,157
Nov-99                                    $15,231                          $16,717

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        MARCH 1994
    --------------------------------------------------------------
                               13.25        8.56           7.59

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
SEPTEMBER 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                        JAPANESE       SALOMON SMITH
                   SMALL COMPANY     BARNEY EXTENDED  JAPANESE LARGE
                          SERIES  MARKET INDEX-JAPAN  COMPANY STOCKS
                          $9,950             $10,000         $10,000
Sep-96                   $10,000             $10,086         $10,339
Oct-96                    $9,298              $9,440          $9,658
Nov-96                    $9,011              $9,222          $9,846
Dec-96                    $7,905              $8,296          $9,188
Jan-97                    $7,134              $7,522          $8,175
Feb-97                    $7,085              $7,518          $8,360
Mar-97                    $6,571              $7,094          $8,104
Apr-97                    $6,463              $7,090          $8,383
May-97                    $7,540              $8,121          $9,322
Jun-97                    $7,659              $8,362         $10,007
Jul-97                    $6,789              $7,716          $9,698
Aug-97                    $6,058              $6,913          $8,835
Sep-97                    $5,139              $6,260          $8,735
Oct-97                    $5,277              $6,233          $7,926
Nov-97                    $4,358              $5,363          $7,436
Dec-97                    $3,587              $4,635          $7,030
Jan-98                    $4,585              $5,484          $7,639
Feb-98                    $4,950              $5,672          $7,682
Mar-98                    $4,506              $5,335          $7,161
Apr-98                    $4,279              $5,172          $7,133
May-98                    $4,091              $4,999          $6,741
Jun-98                    $4,190              $5,055          $6,838
Jul-98                    $4,151              $5,001          $6,750
Aug-98                    $3,706              $4,623          $5,985
Sep-98                    $3,498              $4,536          $5,823
Oct-98                    $3,943              $5,143          $6,803
Nov-98                    $4,269              $5,328          $7,113
Dec-98                    $4,190              $5,503          $7,391
Jan-99                    $4,289              $5,491          $7,442
Feb-99                    $4,121              $5,321          $7,279
Mar-99                    $4,605              $5,956          $8,292
Apr-99                    $5,080              $6,239          $8,638
May-99                    $4,853              $6,010          $8,155
Jun-99                    $5,317              $6,469          $8,929
Jul-99                    $5,574              $6,936          $9,822
Aug-99                    $5,682              $7,248          $9,754
Sep-99                    $5,692              $7,534         $10,348
Oct-99                    $5,593              $7,529         $10,793
Nov-99                    $5,277              $7,503         $11,257

    ANNUALIZED                  ONE            FROM
    TOTAL RETURN (%)           YEAR       SEPTEMBER 1996
    ----------------------------------------------------
                               22.99          -17.86

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST SECTION OF TOKYO STOCK EXCHANGE.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN JAPAN.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN JAPANESE LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.

Japanese Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
SEPTEMBER 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                     SALOMON SMITH
                     PACIFIC RIM   BARNEY EXTENDED    PACIFIC RIM
                   SMALL COMPANY  MARKET INDEX-PAC  LARGE COMPANY
                          SERIES     RIM EX. JAPAN         STOCKS
                          $9,900           $10,000        $10,000
Sep-96                   $10,056           $10,212        $10,260
Oct-96                   $10,164           $10,421        $10,537
Nov-96                   $10,477           $11,086        $11,106
Dec-96                   $10,232           $11,122        $11,128
Jan-97                   $10,448           $11,146        $10,995
Feb-97                   $11,035           $11,732        $11,149
Mar-97                   $10,545           $11,210        $10,636
Apr-97                   $10,300           $10,987        $10,423
May-97                   $10,683           $11,438        $11,069
Jun-97                   $10,781           $11,592        $11,313
Jul-97                   $10,732           $11,593        $11,290
Aug-97                   $10,135           $10,747         $9,721
Sep-97                    $9,685           $10,476        $10,051
Oct-97                    $7,334            $7,981         $7,920
Nov-97                    $6,521            $7,328         $7,675
Dec-97                    $5,944            $7,042         $7,698
Jan-98                    $5,327            $6,313         $7,228
Feb-98                    $6,776            $7,431         $8,342
Mar-98                    $6,551            $7,177         $8,250
Apr-98                    $5,944            $6,802         $7,672
May-98                    $5,180            $6,087         $6,813
Jun-98                    $4,436            $5,444         $6,404
Jul-98                    $4,142            $5,295         $6,186
Aug-98                    $3,496            $4,440         $5,351
Sep-98                    $3,731            $4,986         $5,844
Oct-98                    $4,387            $5,773         $6,977
Nov-98                    $4,985            $6,210         $7,305
Dec-98                    $4,838            $6,039         $7,225
Jan-99                    $4,828            $5,968         $7,275
Feb-99                    $4,622            $5,944         $7,203
Mar-99                    $4,798            $6,347         $7,772
Apr-99                    $6,052            $7,289         $9,062
May-99                    $6,433            $7,009         $8,418
Jun-99                    $7,726            $7,639         $9,117
Jul-99                    $7,520            $7,623         $9,035
Aug-99                    $7,432            $7,495         $8,831
Sep-99                    $7,315            $7,415         $8,671
Oct-99                    $7,315            $7,269         $8,834
Nov-99                    $7,717            $7,696         $9,571

    ANNUALIZED                  ONE            FROM
    TOTAL RETURN (%)           YEAR       SEPTEMBER 1996
    ----------------------------------------------------
                               53.26          -7.67

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, MALAYSIA, NEW ZEALAND, AND SINGAPORE.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE PACIFIC RIM.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN PACIFIC RIM LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.

Pacific Rim Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
SEPTEMBER 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                         SALOMON SMITH
                   UNITED KINGDOM      BARNEY EXTENDED  UNITED KINGDOM
                    SMALL COMPANY  MARKET INDEX-UNITED   LARGE COMPANY
                           SERIES              KINGDOM          STOCKS
                          $10,000              $10,000         $10,000
Sep-96                    $10,078              $10,017         $10,188
Oct-96                    $10,566              $10,526         $10,704
Nov-96                    $10,869              $10,863         $11,232
Dec-96                    $11,279              $11,235         $11,651
Jan-97                    $11,142              $10,966         $11,284
Feb-97                    $11,523              $11,354         $11,620
Mar-97                    $11,602              $11,280         $11,770
Apr-97                    $11,416              $11,066         $11,863
May-97                    $11,358              $11,101         $12,331
Jun-97                    $11,241              $11,153         $12,516
Jul-97                    $10,880              $11,072         $12,958
Aug-97                    $11,163              $11,354         $12,765
Sep-97                    $11,564              $11,907         $13,764
Oct-97                    $11,974              $12,039         $13,343
Nov-97                    $11,847              $12,108         $13,401
Dec-97                    $11,730              $12,139         $13,816
Jan-98                    $11,798              $12,313         $14,452
Feb-98                    $12,248              $13,104         $15,418
Mar-98                    $13,263              $14,302         $16,349
Apr-98                    $13,312              $14,560         $16,400
May-98                    $13,810              $14,978         $16,096
Jun-98                    $13,311              $14,353         $16,159
Jul-98                    $12,334              $13,888         $15,807
Aug-98                    $11,103              $12,466         $14,500
Sep-98                    $10,596              $12,070         $14,171
Oct-98                    $10,362              $12,423         $14,940
Nov-98                    $10,284              $12,603         $15,469
Dec-98                    $10,469              $12,675         $15,893
Jan-99                    $10,645              $13,048         $15,829
Feb-99                    $10,996              $13,324         $16,201
Mar-99                    $11,651              $13,872         $16,830
Apr-99                    $12,432              $14,734         $17,601
May-99                    $12,364              $14,309         $16,738
Jun-99                    $12,677              $14,524         $16,819
Jul-99                    $13,497              $15,238         $17,175
Aug-99                    $13,937              $15,242         $17,199
Sep-99                    $13,683              $14,801         $16,972
Oct-99                    $13,508              $14,538         $17,393
Nov-99                    $14,065              $15,756         $17,967

    ANNUALIZED                  ONE            FROM
    TOTAL RETURN (%)           YEAR       SEPTEMBER 1996
    ----------------------------------------------------
                               36.76          11.07

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE LOWER HALF BY MARKET CAP OF COMPANIES TRADED ON THE INTERNATIONAL STOCK EXCHANGE OF THE UNITED KINGDOM.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE UNITED KINGDOM.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN UNITED KINGDOM LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.

United Kingdom Large Company Stocks courtesy of Financial Times-Actuaries All Share Index.

--------------------------------------------------------------------------------

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
CONTINENTAL SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM SEPTEMBER 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                              SALOMON SMITH BARNEY
                   CONTINENTAL SMALL  EXTENDED MARKET INDEX-EUROPE  CONTINENTAL LARGE
                      COMPANY SERIES            EX. UNITED KINGDOM     COMPANY STOCKS
                              $9,900                       $10,000            $10,000
Sep-96                        $9,761                        $9,977            $10,200
Oct-96                        $9,940                       $10,032            $10,322
Nov-96                       $10,128                       $10,279            $10,818
Dec-96                       $10,326                       $10,461            $10,948
Jan-97                       $10,584                       $10,657            $11,167
Feb-97                       $10,604                       $10,763            $11,222
Mar-97                       $10,980                       $11,103            $11,716
Apr-97                       $10,683                       $10,873            $11,529
May-97                       $11,118                       $11,420            $12,013
Jun-97                       $11,504                       $11,807            $12,830
Jul-97                       $11,474                       $11,955            $13,433
Aug-97                       $11,296                       $11,487            $12,412
Sep-97                       $12,098                       $12,326            $13,678
Oct-97                       $11,752                       $11,841            $12,939
Nov-97                       $11,495                       $11,785            $13,211
Dec-97                       $11,585                       $11,979            $13,687
Jan-98                       $12,011                       $12,438            $14,221
Feb-98                       $12,912                       $13,488            $15,401
Mar-98                       $14,140                       $14,596            $16,633
Apr-98                       $14,704                       $14,986            $17,082
May-98                       $15,486                       $15,884            $17,851
Jun-98                       $15,080                       $15,498            $18,011
Jul-98                       $15,139                       $15,825            $18,678
Aug-98                       $13,565                       $13,676            $15,932
Sep-98                       $12,922                       $12,992            $15,167
Oct-98                       $13,298                       $13,757            $16,517
Nov-98                       $13,783                       $14,248            $17,459
Dec-98                       $13,911                       $14,758            $18,314
Jan-99                       $13,199                       $14,459            $18,223
Feb-99                       $12,951                       $13,941            $17,403
Mar-99                       $12,753                       $13,824            $17,437
Apr-99                       $13,129                       $14,277            $17,891
May-99                       $12,990                       $14,013            $17,104
Jun-99                       $13,080                       $14,221            $17,514
Jul-99                       $13,367                       $14,514            $17,635
Aug-99                       $13,457                       $14,737            $17,938
Sep-99                       $13,516                       $14,630            $17,876
Oct-99                       $13,317                       $14,559            $18,601
Nov-99                       $12,921                       $14,881            $19,232

    ANNUALIZED                   ONE              FROM
    TOTAL RETURN (%)             YEAR        SEPTEMBER 1996
    -------------------------------------------------------
                                -6.83             8.33

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, AND SWITZERLAND.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN CONTINENTAL EUROPE.

- THE SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN CONTINENTAL LARGE COMPANY STOCKS, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.

Continental Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX
MAY 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                         EMERGING       MSCI EMERGING
                   MARKETS SERIES  MARKETS FREE INDEX
                           $9,850             $10,000
May-94                    $10,175             $10,320
Jun-94                    $10,057             $10,018
Jul-94                    $10,805             $10,635
Aug-94                    $11,780             $11,942
Sep-94                    $11,908             $12,066
Oct-94                    $11,564             $11,832
Nov-94                    $11,200             $11,204
Dec-94                    $10,392             $10,296
Jan-95                     $9,427              $9,194
Feb-95                     $9,378              $8,950
Mar-95                     $9,791              $8,985
Apr-95                    $10,274              $9,371
May-95                    $11,003              $9,844
Jun-95                    $11,072              $9,853
Jul-95                    $11,515             $10,059
Aug-95                    $11,082              $9,809
Sep-95                    $10,875              $9,749
Oct-95                    $10,510              $9,367
Nov-95                    $10,466              $9,191
Dec-95                    $10,783              $9,581
Jan-96                    $11,947             $10,253
Feb-96                    $11,698             $10,073
Mar-96                    $11,798             $10,133
Apr-96                    $12,136             $10,502
May-96                    $12,136             $10,429
Jun-96                    $12,236             $10,472
Jul-96                    $11,191              $9,738
Aug-96                    $11,509              $9,973
Sep-96                    $11,757             $10,045
Oct-96                    $11,499              $9,770
Nov-96                    $11,907              $9,922
Dec-96                    $12,066              $9,954
Jan-97                    $13,300             $10,624
Feb-97                    $13,469             $11,072
Mar-97                    $13,090             $10,754
Apr-97                    $12,582             $10,735
May-97                    $13,209             $11,014
Jun-97                    $13,756             $11,580
Jul-97                    $13,775             $11,729
Aug-97                    $11,766             $10,223
Sep-97                    $12,254             $10,490
Oct-97                    $10,444              $8,760
Nov-97                     $9,897              $8,435
Dec-97                     $9,817              $8,619
Jan-98                     $9,639              $7,936
Feb-98                    $10,583              $8,760
Mar-98                    $10,952              $9,111
Apr-98                    $10,783              $8,994
May-98                     $9,540              $7,734
Jun-98                     $8,694              $6,907
Jul-98                     $9,053              $7,101
Aug-98                     $6,765              $5,022
Sep-98                     $6,775              $5,326
Oct-98                     $7,880              $5,880
Nov-98                     $8,675              $6,363
Dec-98                     $8,924              $6,247
Jan-99                     $8,706              $6,142
Feb-99                     $8,795              $6,197
Mar-99                     $9,591              $6,994
Apr-99                    $11,302              $7,849
May-99                    $11,292              $7,779
Jun-99                    $12,397              $8,646
Jul-99                    $12,208              $8,398
Aug-99                    $12,158              $8,468
Sep-99                    $11,761              $8,171
Oct-99                    $12,218              $8,338
Nov-99                    $13,342              $9,082

    ANNUALIZED                  ONE         FIVE          FROM
    TOTAL RETURN (%)           YEAR        YEARS        MAY 1994
    -------------------------------------------------------------
                               53.02        3.25          5.30

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX
JANUARY 1997-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   EMERGING MARKETS SMALL CAP SERIES  MSCI EMERGING MARKETS FREE INDEX
                                              $9,900                           $10,000
Jan-97                                       $10,902                           $10,673
Feb-97                                       $11,160                           $11,122
Mar-97                                       $10,714                           $10,803
Apr-97                                       $10,109                           $10,785
May-97                                       $10,267                           $11,064
Jun-97                                       $10,674                           $11,633
Jul-97                                       $10,713                           $11,783
Aug-97                                        $9,314                           $10,270
Sep-97                                        $9,502                           $10,538
Oct-97                                        $8,441                            $8,800
Nov-97                                        $7,865                            $8,474
Dec-97                                        $7,627                            $8,658
Jan-98                                        $6,923                            $7,973
Feb-98                                        $7,230                            $8,800
Mar-98                                        $7,577                            $9,152
Apr-98                                        $7,805                            $9,035
May-98                                        $7,359                            $7,769
Jun-98                                        $6,883                            $6,939
Jul-98                                        $7,071                            $7,134
Aug-98                                        $5,415                            $5,045
Sep-98                                        $5,197                            $5,350
Oct-98                                        $5,862                            $5,907
Nov-98                                        $6,636                            $6,392
Dec-98                                        $6,854                            $6,276
Jan-99                                        $6,556                            $6,170
Feb-99                                        $6,556                            $6,225
Mar-99                                        $7,191                            $7,027
Apr-99                                        $8,739                            $7,885
May-99                                        $9,046                            $7,815
Jun-99                                       $10,177                            $8,686
Jul-99                                       $10,118                            $8,436
Aug-99                                       $10,316                            $8,507
Sep-99                                       $10,187                            $8,209
Oct-99                                       $10,535                            $8,376
Nov-99                                       $11,377                            $9,124

    ANNUALIZED                  ONE           FROM
    TOTAL RETURN (%)           YEAR       JANUARY 1997
    --------------------------------------------------
                               69.75          4.52

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
MARCH 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA ONE-YEAR    THREE-MONTH
                   FIXED INCOME  U.S. TREASURY
                         SERIES     BILL INDEX
                        $10,000        $10,000
Mar-93                  $10,048        $10,025
Apr-93                  $10,097        $10,050
May-93                  $10,104        $10,072
Jun-93                  $10,149        $10,102
Jul-93                  $10,180        $10,129
Aug-93                  $10,229        $10,157
Sep-93                  $10,268        $10,184
Oct-93                  $10,290        $10,208
Nov-93                  $10,308        $10,233
Dec-93                  $10,343        $10,264
Jan-94                  $10,395        $10,294
Feb-94                  $10,376        $10,313
Mar-94                  $10,373        $10,343
Apr-94                  $10,368        $10,369
May-94                  $10,390        $10,400
Jun-94                  $10,425        $10,443
Jul-94                  $10,486        $10,481
Aug-94                  $10,527        $10,517
Sep-94                  $10,545        $10,556
Oct-94                  $10,580        $10,602
Nov-94                  $10,575        $10,644
Dec-94                  $10,607        $10,697
Jan-95                  $10,708        $10,751
Feb-95                  $10,810        $10,802
Mar-95                  $10,877        $10,857
Apr-95                  $10,949        $10,908
May-95                  $11,066        $10,965
Jun-95                  $11,129        $11,021
Jul-95                  $11,188        $11,074
Aug-95                  $11,245        $11,129
Sep-95                  $11,296        $11,178
Oct-95                  $11,356        $11,231
Nov-95                  $11,410        $11,281
Dec-95                  $11,465        $11,343
Jan-96                  $11,518        $11,396
Feb-96                  $11,564        $11,441
Mar-96                  $11,616        $11,483
Apr-96                  $11,656        $11,533
May-96                  $11,696        $11,584
Jun-96                  $11,759        $11,631
Jul-96                  $11,814        $11,683
Aug-96                  $11,872        $11,736
Sep-96                  $11,943        $11,791
Oct-96                  $12,031        $11,842
Nov-96                  $12,103        $11,893
Dec-96                  $12,142        $11,945
Jan-97                  $12,202        $12,000
Feb-97                  $12,254        $12,047
Mar-97                  $12,274        $12,097
Apr-97                  $12,357        $12,155
May-97                  $12,417        $12,217
Jun-97                  $12,492        $12,263
Jul-97                  $12,578        $12,318
Aug-97                  $12,616        $12,371
Sep-97                  $12,691        $12,428
Oct-97                  $12,766        $12,481
Nov-97                  $12,806        $12,530
Dec-97                  $12,876        $12,584
Jan-98                  $12,953        $12,643
Feb-98                  $13,007        $12,688
Mar-98                  $13,075        $12,748
Apr-98                  $13,125        $12,805
May-98                  $13,199        $12,859
Jun-98                  $13,250        $12,913
Jul-98                  $13,327        $12,970
Aug-98                  $13,388        $13,030
Sep-98                  $13,451        $13,096
Oct-98                  $13,501        $13,147
Nov-98                  $13,562        $13,191
Dec-98                  $13,630        $13,243
Jan-99                  $13,684        $13,291
Feb-99                  $13,725        $13,330
Mar-99                  $13,786        $13,384
Apr-99                  $13,846        $13,432
May-99                  $13,875        $13,485
Jun-99                  $13,935        $13,541
Jul-99                  $13,981        $13,597
Aug-99                  $14,016        $13,651
Sep-99                  $14,093        $13,713
Oct-99                  $14,145        $13,766
Nov-99                  $14,214        $13,821

    ANNUALIZED                   ONE           FIVE           FROM
    TOTAL RETURN (%)             YEAR         YEARS        MARCH 1993
    -----------------------------------------------------------------
                                 4.81          6.09           5.35

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

- THIS SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Three-Month U.S. Treasury Bill index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT INDEX
MARCH 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                 DFA TWO-YEAR              MERRILL LYNCH
                   GLOBAL FIXED INCOME SERIES  1-3 YEAR GOVERNMENT INDEX
                                      $10,000                    $10,000
Mar-96                                $10,047                     $9,991
Apr-96                                $10,097                     $9,999
May-96                                $10,148                    $10,020
Jun-96                                $10,188                    $10,092
Jul-96                                $10,260                    $10,131
Aug-96                                $10,361                    $10,166
Sep-96                                $10,439                    $10,258
Oct-96                                $10,531                    $10,374
Nov-96                                $10,602                    $10,454
Dec-96                                $10,647                    $10,454
Jan-97                                $10,720                    $10,503
Feb-97                                $10,762                    $10,528
Mar-97                                $10,766                    $10,523
Apr-97                                $10,830                    $10,610
May-97                                $10,904                    $10,682
Jun-97                                $10,982                    $10,755
Jul-97                                $11,036                    $10,874
Aug-97                                $11,079                    $10,884
Sep-97                                $11,149                    $10,966
Oct-97                                $11,192                    $11,047
Nov-97                                $11,236                    $11,074
Dec-97                                $11,287                    $11,149
Jan-98                                $11,378                    $11,257
Feb-98                                $11,423                    $11,268
Mar-98                                $11,490                    $11,314
Apr-98                                $11,524                    $11,367
May-98                                $11,593                    $11,427
Jun-98                                $11,645                    $11,487
Jul-98                                $11,704                    $11,541
Aug-98                                $11,784                    $11,686
Sep-98                                $11,854                    $11,841
Oct-98                                $11,912                    $11,899
Nov-98                                $11,964                    $11,889
Dec-98                                $12,034                    $11,930
Jan-99                                $12,093                    $11,978
Feb-99                                $12,140                    $11,919
Mar-99                                $12,207                    $12,003
Apr-99                                $12,254                    $12,041
May-99                                $12,278                    $12,034
Jun-99                                $12,327                    $12,071
Jul-99                                $12,351                    $12,110
Aug-99                                $12,400                    $12,145
Sep-99                                $12,467                    $12,224
Oct-99                                $12,491                    $12,257
Nov-99                                $12,544                    $12,280

    ANNUALIZED                   ONE            FROM
    TOTAL RETURN (%)             YEAR        MARCH 1996
    ---------------------------------------------------
                                 4.84           6.23

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.8%)
 *3COM Corp............................................       86,100   $    3,430,547
 *ADC Telecommunications, Inc..........................       35,900        1,915,041
 *AES Corp.............................................       49,300        2,856,319
 AFLAC, Inc............................................       64,000        3,064,000
 *AMR Corp.............................................       36,300        2,209,762
 AON Corp..............................................       61,600        2,198,350
 AT & T Corp...........................................      768,100       42,917,587
 Abbott Laboratories C.P...............................      365,700       13,896,600
 *Adaptec, Inc.........................................       24,800        1,336,875
 Adobe Systems, Inc....................................       29,400        2,018,494
 *Advanced Micro Devices, Inc..........................       35,300          997,225
 Aetna, Inc............................................       35,837        1,957,596
 Air Products & Chemicals, Inc.........................       55,200        1,787,100
 Alberto-Culver Co. Class B............................       13,400          352,587
 Albertson's Inc.......................................      101,133        3,229,935
 Alcan Aluminum, Ltd...................................       54,300        1,846,200
 Alcoa, Inc............................................       88,000        5,764,000
 Allegheny Teledyne, Inc...............................       22,850          575,534
 Allergan, Inc.........................................       15,900        1,564,162
 *Allied Waste Industries, Inc.........................       45,200          367,250
 AlliedSignal, Inc.....................................      132,200        7,907,212
 *Allstate Corp........................................      191,900        5,025,381
 Alltel Corp...........................................       73,100        6,323,150
 *Alza Corp............................................       24,500        1,058,094
 AmSouth Bancorporation................................       94,650        2,135,541
 Amerada Hess Corp.....................................       21,800        1,263,037
 Ameren Corp...........................................       32,900        1,139,162
 *America Online, Inc..................................      532,600       38,713,362
 American Electric Power Co., Inc......................       46,500        1,458,937
 American Express Co...................................      107,900       16,326,619
 American General Corp.................................       59,700        4,376,756
 American Greetings Corp. Class A......................       16,200          381,712
 American Home Products Corp...........................      314,100       16,333,200
 American International Group, Inc.....................      371,887       38,397,333
 *Amgen, Inc...........................................      245,300       11,168,816
 Anadarko Petroleum Corp...............................       30,600          921,825
 *Analog Devices, Inc..................................       41,500        2,383,656
 *Andrew Corp..........................................       19,693          275,087
 Anheuser-Busch Companies, Inc.........................      112,400        8,408,925
 Apache Corp...........................................       27,300          977,681
 *Apple Computer, Inc..................................       38,700        3,786,553
 *Applied Materials, Inc...............................       90,100        8,781,934
 Archer-Daniels Midland Co.............................      148,320        1,844,730
 Armstrong World Industries, Inc.......................        9,700          324,950
 Ashland, Inc..........................................       17,300          583,875
 Associates First Capital Corp. Class A................      174,810        5,812,432
 Atlantic Richfield Co.................................       77,500        7,469,062
 Autodesk, Inc.........................................       14,200          417,569
 Automatic Data Processing, Inc........................      148,500        7,332,187
 *Autozone, Inc........................................       35,800          986,737
 Avery Dennison Corp...................................       27,200        1,615,000
 Avon Products, Inc....................................       62,800        2,288,275
 B B & T Corp..........................................       76,900        2,470,412
 *BMC Software, Inc....................................       57,600        4,195,800
 Baker Hughes, Inc.....................................       78,900        1,992,225
                                                               SHARES          VALUE+
                                                               ------          ------
 Ball Corp.............................................        7,400   $      275,187
 Bank of America Corp..................................      415,200       24,289,200
 Bank of New York Co., Inc.............................      176,900        7,053,887
 Bank One Corp.........................................      281,700        9,929,925
 Bard (C.R.), Inc......................................       12,300          668,044
 #Barrick Gold Corp....................................       93,600        1,684,800
 Bausch & Lomb, Inc....................................       14,000          767,375
 Baxter International, Inc.............................       69,900        4,722,619
 Bear Stearns Companies, Inc...........................       29,285        1,195,194
 Becton Dickinson & Co.................................       60,000        1,635,000
 *Bed Bath and Beyond, Inc.............................       33,500        1,047,922
 Bell Atlantic Corp....................................      372,938       23,611,637
 Bellsouth Corp........................................      452,900       20,918,319
 Bemis Co., Inc........................................       12,500          393,750
 *Best Buy Co., Inc....................................       49,100        3,068,750
 Bestfoods, Inc........................................       66,900        3,666,956
 *Bethlehem Steel Corp.................................       31,400          196,250
 Biomet, Inc...........................................       27,100          857,884
 Black & Decker Corp...................................       21,000          942,375
 Block (H.&R.), Inc....................................       23,400        1,006,200
 Boeing Co.............................................      230,700        9,415,444
 Boise Cascade Corp....................................       13,700          474,362
 *Boston Scientific Corp...............................       99,300        2,097,712
 Briggs & Stratton Corp................................        5,600          299,250
 Bristol Myers Squibb Co...............................      477,100       34,858,119
 Brown-Forman Corp. Class B............................       16,400        1,028,075
 Brunswick Corp........................................       22,100          482,056
 Burlington Northern Santa Fe Corp.....................      111,700        3,239,300
 Burlington Resources, Inc.............................       52,100        1,751,862
 *CBS Corp.............................................      183,370        9,535,240
 CIGNA Corp............................................       47,600        3,915,100
 CMS Energy Corp.......................................       28,400          944,300
 CSX Corp..............................................       52,400        1,863,475
 #CVS Corp.............................................       94,000        3,730,625
 *Cabletron Systems, Inc...............................       41,800          958,787
 Campbell Soup Co......................................      104,400        4,658,850
 Capital One Financial Corp............................       47,500        2,211,719
 Cardinal Health, Inc..................................       65,400        3,421,237
 Carnival Corp.........................................      147,200        6,495,200
 Carolina Power & Light Co.............................       38,400        1,156,800
 Caterpillar, Inc......................................       85,600        3,969,700
 *Cendant Corp.........................................      173,000        2,865,312
 *Centex Corp..........................................       14,300          339,625
 Central & South West Corp.............................       51,000        1,020,000
 CenturyTel, Inc.......................................       33,400        1,536,400
 *Ceridian Corp........................................       34,706          750,517
 Champion International Corp...........................       23,100        1,280,606
 Chase Manhattan Corp..................................      199,900       15,442,275
 Chevron Corp..........................................      157,700       13,966,306
 Chubb Corp............................................       42,300        2,265,694
 Cincinnati Financial Corp.............................       39,600        1,317,937
 Cinergy Corp..........................................       38,093          964,229
 Circuit City Stores, Inc. (Circuit City Group)........       48,300        2,342,550
 *Cisco Sytems, Inc....................................      781,100       69,639,947
 Citigroup, Inc........................................      811,400       43,714,175
 *Clear Channel Communications, Inc....................       80,900        6,502,337

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Clorox Co.............................................       56,600   $    2,522,237
 Coastal Corp..........................................       51,400        1,811,850
 Coca-Cola Co..........................................      593,100       39,923,044
 *Coca-Cola Enterprises, Inc...........................      102,000        2,161,125
 Colgate-Palmolive Co..................................      140,300        7,698,962
 Columbia Gas System, Inc..............................       19,600        1,229,900
 Columbia/HCA Healthcare Corp..........................      135,600        3,695,100
 Comcast Corp. Class A Special.........................      180,000        8,133,750
 Comerica, Inc.........................................       37,450        1,984,850
 Compaq Computer Corp..................................      408,624        9,985,749
 Computer Associates International, Inc................      128,900        8,378,500
 *Computer Sciences Corp...............................       38,400        2,505,600
 *Compuware Corp.......................................       85,800        2,903,794
 *#Comverse Tecnology, Inc.............................       16,900        2,042,787
 Conagra, Inc..........................................      117,300        2,829,862
 Conoco, Inc...........................................      150,600        3,943,837
 Conseco, Inc..........................................       78,500        1,589,625
 Consolidated Edison, Inc..............................       53,100        1,831,950
 Consolidated Natural Gas Co...........................       23,100        1,481,287
 *Consolidated Stores Corp.............................       26,400          415,800
 Constellation Energy Group............................       35,850        1,055,334
 Cooper Industries, Inc................................       22,700          974,681
 Cooper Tire & Rubber Co...............................       18,200          273,000
 Coors (Adolph) Co. Class B............................        8,800          437,800
 Corning, Inc..........................................       58,900        5,518,194
 *Costco Wholesale Corp................................       53,000        4,861,094
 Countrywide Credit Industries, Inc....................       27,100          762,187
 Crane Co..............................................       16,200          297,675
 Crown Cork & Seal Co., Inc............................       29,400          599,025
 Cummins Engine Co., Inc...............................       10,000          405,000
 DTE Energy Co.........................................       34,900        1,153,881
 *Dana Corp............................................       39,742        1,102,840
 Danaher Corp..........................................       34,200        1,680,075
 Darden Restaurants, Inc...............................       31,700          564,656
 Dayton-Hudson Corp....................................      106,000        7,479,625
 Deere & Co............................................       56,000        2,404,500
 *Dell Computer Corp...................................      610,500       26,270,578
 Delphi Automotive Systems Corp........................      135,700        2,137,275
 *Delta Air Lines, Inc.................................       33,600        1,654,800
 Deluxe Corp...........................................       18,200          476,612
 Dillards, Inc. Class A................................       25,600          483,200
 *Disney (Walt) Co.....................................      495,400       13,809,275
 Dollar General Corp...................................       53,900        1,320,550
 Dominion Resources, Inc. VA...........................       46,200        2,096,325
 Donnelley (R.R.) & Sons Co............................       30,700          736,800
 Dover Corp............................................       50,200        2,177,425
 Dow Chemical Co.......................................       52,900        6,195,912
 Dow Jones & Co., Inc..................................       21,800        1,321,625
 DuPont (E.I.) de Nemours & Co., Inc...................      250,561       14,892,719
 Duke Power Co.........................................       87,841        4,452,441
 Dun & Bradstreet......................................       38,600        1,042,200
 *EMC Corp. MA.........................................      243,587       20,354,739
 Eastern Enterprises...................................        6,400          363,200
 *Eastman Chemical Co..................................       18,750          728,906
 Eastman Kodak Co......................................       76,200        4,714,875
 Eaton Corp............................................       17,400        1,347,412
 Ecolab, Inc...........................................       31,200        1,080,300
 Edison International..................................       83,500        2,212,750
 *El Paso Energy Corp..................................       54,600        2,102,100
 Electronic Data Systems Corp..........................      118,300        7,608,169
 Emerson Electric Co...................................      104,500        5,956,500
                                                               SHARES          VALUE+
                                                               ------          ------
 Engelhard Corp........................................       30,174   $      507,300
 Enron Corp............................................      171,700        6,535,331
 Entergy Corp..........................................       59,200        1,631,700
 Equifax, Inc..........................................       34,500          853,875
 Exxon Corp............................................      583,400       46,270,912
 *FDX Corp.............................................       71,600        3,020,625
 *FMC Corp.............................................        7,600          368,600
 FPL Group, Inc........................................       43,200        1,890,000
 Fannie Mae............................................      246,500       16,423,062
 Federal Home Loan Mortgage Corp.......................      167,100        8,250,562
 *Federated Department Stores, Inc.....................       50,000        2,353,125
 Fifth Third Bancorp...................................       72,700        5,086,728
 First Data Corp.......................................      103,000        4,454,750
 First Union Corp......................................      229,800        8,890,387
 Firstar Corp..........................................      236,500        6,149,000
 FirstEnergy Corp......................................       56,200        1,310,162
 FleetBoston Financial Corp............................      221,212        8,364,579
 Fleetwood Enterprises, Inc............................        8,100          170,100
 Florida Progress Corp.................................       23,600        1,008,900
 Fluor Corp............................................       18,300          769,744
 *Ford Motor Co........................................      290,700       14,680,350
 Fort James Corp.......................................       53,000        1,523,750
 Fortune Brands, Inc...................................       40,000        1,367,500
 Foster Wheeler Corp...................................        9,750           99,328
 Franklin Resources, Inc...............................       60,500        1,901,969
 *Freeport McMoran Copper & Gold, Inc. Class B.........       39,300          621,431
 GPU, Inc..............................................       30,100          963,200
 GTE Corp..............................................      235,900       17,220,700
 Gannett Co., Inc......................................       67,100        4,801,844
 Gap, Inc..............................................      205,900        8,338,950
 *Gateway, Inc.........................................       75,400        5,758,675
 General Dynamics Corp.................................       48,100        2,480,156
 General Electric Co...................................      788,000      102,440,000
 *General Instrument Corp..............................       41,600        2,724,800
 General Mills, Inc....................................       73,600        2,773,800
 General Motors Corp...................................      154,900       11,152,800
 Genuine Parts Co......................................       42,975        1,106,606
 Georgia-Pacific Corp..................................       41,300        1,644,256
 Gillette Co...........................................      260,900       10,484,919
 *Global Crossing, Ltd.................................      184,805        8,044,793
 Golden West Financial Corp............................       13,200        1,332,375
 Goodrich (B.F.) Co....................................       26,400          595,650
 *Goodyear Tire & Rubber Co............................       37,500        1,265,625
 Grainger (W.W.), Inc..................................       22,400        1,055,600
 Great Atlantic & Pacific Tea Co., Inc.................        9,200          234,025
 Great Lakes Chemical Corp.............................       14,100          467,944
 Guidant Corp..........................................       72,700        3,635,000
 Halliburton Co........................................      106,200        4,108,612
 Harcourt General, Inc.................................       17,123          567,199
 *Harrahs Entertainment, Inc...........................       30,900          853,612
 Hartford Financial Services Group, Inc................       54,500        2,544,469
 Hasbro, Inc...........................................       46,798        1,009,082
 *Healthsouth Corp.....................................       99,500          565,906
 Heinz (H.J.) Co.......................................       86,100        3,605,437
 Helmerich & Payne, Inc................................       11,900          269,237
 Hercules, Inc.........................................       25,500          605,625
 Hershey Foods Corp....................................       33,600        1,650,600
 #Hewlett-Packard Co...................................      243,300       23,083,087
 Hilton Hotels Corp....................................       61,300          616,831
 Home Depot, Inc.......................................      356,244       28,165,541

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Homestake Mining Co...................................       62,400   $      514,800
 Honeywell, Inc........................................       31,000        3,470,062
 Household International, Inc..........................      115,100        4,553,644
 *Humana, Inc..........................................       40,200          281,400
 Huntington Bancshares, Inc............................       55,373        1,534,870
 IMS Health, Inc.......................................       75,300        1,774,256
 ITT Industries, Inc...................................       21,100          735,862
 *Ikon Office Solutions, Inc...........................       35,800          239,412
 Illinois Tool Works, Inc..............................       72,100        4,668,475
 Inco, Ltd.............................................       46,100          847,087
 Ingersoll-Rand Co.....................................       39,700        1,922,969
 Intel Corp............................................      795,100       60,924,537
 International Business Machines Corp..................      434,500       44,780,656
 International Flavors & Fragrances, Inc...............       25,500          938,719
 International Paper Co................................       99,500        5,192,656
 Interpublic Group of Companies, Inc...................       67,800        3,186,600
 Jefferson-Pilot Corp..................................       25,375        1,722,328
 Johnson & Johnson.....................................      323,200       33,532,000
 Johnson Controls, Inc.................................       20,500        1,117,250
 Jostens, Inc..........................................        8,100          148,837
 *K Mart Corp..........................................      118,700        1,179,581
 *KLA-Tencor Corp......................................       21,300        1,801,847
 Kansas City Southern Industries, Inc..................       26,500        1,578,406
 Kaufman & Broad Home Corp.............................       11,500          254,437
 Kellogg Co............................................       97,200        3,292,650
 Kerr-McGee Corp.......................................       20,842        1,193,204
 Keycorp...............................................      107,900        2,913,300
 Kimberly Clark Corp...................................      128,100        8,182,388
 Knight Ridder, Inc....................................       19,500        1,063,969
 *Kohls Corp...........................................       39,000        2,815,313
 *Kroger Co............................................      199,400        4,249,713
 *#LSI Logic Corp......................................       35,500        2,145,531
 Laidlaw, Inc..........................................       79,200          485,100
 *Leggett and Platt, Inc...............................       47,200        1,011,850
 Lehman Brothers Holdings, Inc.........................       28,900        2,207,238
 *Lexmark International Group, Inc.....................       31,000        2,573,000
 Lilly (Eli) & Co......................................      262,700       18,848,725
 Limited, Inc..........................................       51,300        2,177,044
 Lincoln National Corp.................................       47,800        1,992,663
 Liz Claiborne, Inc....................................       14,800          554,075
 *#Lockheed Martin Corp................................       95,014        1,888,403
 Loews Corp............................................       25,800        1,651,200
 Longs Drug Stores Corp................................        9,400          236,175
 *Louisiana-Pacific Corp...............................       25,800          316,050
 Lowe's Companies, Inc.................................       91,600        4,562,825
 Lucent Technologies, Inc..............................      736,000       53,774,000
 MBIA, Inc.............................................       23,900        1,195,000
 MBNA Corp.............................................      192,545        4,861,761
 *MCI Worldcom, Inc....................................      450,300       37,234,181
 MGIC Investment Corp..................................       26,100        1,474,650
 Mallinckrodt, Inc.....................................       17,100          568,575
 *Manor Care, Inc......................................       25,700          515,606
 Marriott International, Inc. Class A..................       59,900        1,950,494
 Marsh & McLennan Companies, Inc.......................       63,500        4,992,688
 Masco Corp............................................      106,400        2,686,600
 Mattel, Inc...........................................      101,100        1,446,994
 May Department Stores Co..............................       80,250        2,698,406
 Maytag Corp...........................................       21,000        1,001,438
 McDermott International, Inc..........................       14,300          122,444
 McDonalds Corp........................................      325,600       14,652,000
                                                               SHARES          VALUE+
                                                               ------          ------
 McGraw-Hill Companies, Inc............................       47,200   $    2,675,650
 McKesson HBOC, Inc....................................       67,700        1,582,488
 Mead Corp.............................................       24,600          877,913
 *Mediaone Group.......................................      145,700       11,546,725
 Medtronic, Inc........................................      281,800       10,954,975
 Mellon Financial Corp.................................      123,500        4,500,031
 Merck & Co., Inc......................................      563,500       44,234,750
 Meredith Corp.........................................       12,400          468,875
 Merrill Lynch & Co., Inc..............................       88,800        7,159,500
 *#Micron Technology, Inc..............................       60,200        4,040,925
 *Microsoft Corp.......................................    1,256,400      114,371,663
 Milacron, Inc.........................................        8,900          129,606
 Millipore Corp........................................       10,800          354,375
 Minnesota Mining & Manufacturing Co...................       96,600        9,231,338
 *Mirage Resorts, Inc..................................       47,800          612,438
 Mobil Corp............................................      188,000       19,610,750
 *Molex, Inc...........................................       37,200        1,882,088
 Monsanto Co...........................................      152,100        6,416,719
 Morgan (J.P.) & Co., Inc..............................       42,200        5,549,300
 Morgan Stanley Dean Witter Discover & Co..............      136,900       16,513,563
 Motorola, Inc.........................................      145,900       16,669,075
 Nabisco Group Holdings Corp...........................       78,300          905,344
 Nacco Industries, Inc. Class A........................        2,000           96,875
 National City Corp....................................      148,700        3,708,206
 *National Semiconductor Corp..........................       40,200        1,708,500
 National Service Industries, Inc......................        9,800          289,713
 *Navistar International Corp..........................       15,900          591,281
 *Network Appliance Corp...............................       17,600        2,070,750
 New Century Energies, Inc.............................       27,600          867,675
 New York Times Class A................................       41,800        1,606,688
 Newell Rubbermaid, Inc................................       67,833        2,225,770
 Newmont Mining Corp...................................       40,258          953,611
 *Nextel Communications Corp. Class A..................       86,900        8,613,963
 *Niagara Mohawk Holdings, Inc.........................       45,000          675,000
 Nicor, Inc............................................       11,300          391,969
 Nike, Inc. Class B....................................       67,700        3,114,200
 Nordstrom, Inc........................................       33,700          937,281
 Norfolk Southern Corp.................................       91,400        1,953,675
 *Nortel Networks Corp.................................      318,920       23,600,080
 Northern States Power Co. MN..........................       37,100          758,231
 Northern Trust Corp...................................       26,700        2,584,059
 Northrop Grumman Corp.................................       16,700          938,331
 *Novell, Inc..........................................       80,500        1,572,266
 Nucor Corp............................................       21,000        1,059,188
 Occidental Petroleum Corp.............................       83,800        1,838,363
 *Office Depot, Inc....................................       90,000        1,001,250
 Omnicom Group, Inc....................................       42,600        3,754,125
 Oneok, Inc............................................        7,600          204,725
 *Oracle Systems Corp..................................      345,943       23,448,449
 Owens Corning.........................................       13,200          207,900
 *Owens-Illinois, Inc..................................       37,500          897,656
 PE Corp. - PE Biosystems Group........................       24,600        2,007,975
 PECO Energy Co........................................       44,900        1,478,894
 PG&E Corp. (Holding Co.)..............................       92,200        2,062,975
 PNC Bank Corp.........................................       73,100        4,075,325
 PP&L Resources, Inc...................................       37,900          874,069
 PPG Industries, Inc...................................       41,700        2,442,056
 Paccar, Inc...........................................       18,720          770,445
 *Pactiv Corporation...................................       40,900          419,225

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Paine Webber Group, Inc...............................       35,000   $    1,371,563
 Pall Corp.............................................       29,800          698,438
 *Parametric Technology Corp...........................       64,800        1,466,100
 Parker-Hannifin Corp..................................       26,125        1,229,508
 Paychex, Inc..........................................       59,200        2,362,450
 Penney (J.C.) Co., Inc................................       63,400        1,414,613
 Peoples Energy Corp...................................        8,500          312,375
 *Peoplesoft, Inc......................................       58,500        1,098,703
 Pep Boys - Manny, Moe & Jack..........................       12,700          123,031
 Pepsico, Inc..........................................      351,500       12,148,719
 PerkinElmer, Inc......................................       11,000          452,375
 Pfizer, Inc...........................................      931,300       33,701,419
 Pharmacia & Upjohn, Inc...............................      121,480        6,643,438
 *Phelps Dodge Corp....................................       18,741          974,532
 Philip Morris Companies, Inc..........................      574,100       15,106,006
 Phillips Petroleum Co.................................       60,800        2,907,000
 *Pinnacle West Capital Corp...........................       20,400          677,025
 Pitney Bowes, Inc.....................................       64,300        3,082,381
 Placer Dome, Inc......................................       78,200          889,525
 Polaroid Corp.........................................       10,600          204,050
 Potlatch Corp.........................................        6,900          279,019
 Praxair, Inc..........................................       38,300        1,709,138
 *Price (T. Rowe) Associates, Inc......................       29,200        1,050,288
 Procter & Gamble Co...................................      319,400       34,495,200
 Progressive Corp......................................       17,500        1,409,844
 Providian Financial Corp..............................       33,900        2,682,338
 Public Service Enterprise Group, Inc..................       52,600        1,841,000
 Pulte Corp............................................       10,400          208,650
 *QUALCOMM, Inc........................................       38,600       13,984,056
 Quaker Oats Co........................................       32,200        2,101,050
 *Quintiles Transnational Corp.........................       27,600          609,788
 Ralston Purina Group..................................       77,600        2,303,750
 *Raytheon Co. Class B.................................       81,200        2,491,825
 *Reebok International, Ltd............................       13,500          121,500
 Regions Financial Corp................................       53,900        1,480,566
 Reliant Energy, Inc...................................       71,000        1,761,688
 Republic New York Corp................................       25,100        1,774,256
 Reynolds Metals Co....................................       15,300          957,206
 Rite Aid Corp.........................................       62,100          469,631
 Rockwell International Corp...........................       45,900        2,277,788
 Rohm & Haas Co........................................       52,400        1,919,150
 *Rowan Companies, Inc.................................       20,000          342,500
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      515,200       29,881,600
 Russell Corp..........................................        8,100          105,806
 Ryder System, Inc.....................................       16,700          376,794
 SBC Communications, Inc...............................      820,601       42,619,964
 SLM Holdings Corp.....................................       38,700        1,918,069
 Safeco Corp...........................................       31,600          749,513
 *Safeway, Inc.........................................      122,600        4,520,875
 *Saint Jude Medical, Inc..............................       20,350          540,547
 Saint Paul Companies, Inc.............................       54,442        1,643,468
 Sara Lee Corp.........................................      216,900        5,259,825
 Schering-Plough Corp..................................      352,900       18,042,013
 Schlumberger, Ltd.....................................      131,400        7,892,213
 Schwab (Charles) Corp.................................      196,400        7,450,925
 Scientific-Atlanta, Inc...............................       18,300        1,067,119
 *ScottishPower P.L.C..................................       41,412        1,446,832
 *Seagate Technology, Inc..............................       53,300        1,972,100
 #Seagram Co., Ltd.....................................      103,800        4,521,788
 *Sealed Air Corp......................................       19,992          939,624
 *Sears, Roebuck & Co..................................       91,500        3,128,156
                                                               SHARES          VALUE+
                                                               ------          ------
 Sempra Energy.........................................       57,645   $    1,066,433
 Service Corp. International...........................       65,300          493,831
 Shared Medical Systems Corp...........................        6,400          280,000
 Sherwin-Williams Co...................................       40,600          870,363
 Sigma-Aldrich Corp....................................       24,200          691,969
 *Silicon Graphics, Inc................................       45,300          427,519
 Snap-On, Inc..........................................       15,700          474,925
 *Solectron Corp.......................................       64,900        5,346,138
 Southern Co...........................................      164,100        3,835,838
 SouthTrust Corp.......................................       40,200        1,561,519
 Southwest Airlines Co.................................      121,050        1,974,628
 Springs Industries, Inc. Class A......................        4,250          170,000
 Sprint Corp...........................................      208,200       14,443,875
 *#Sprint Corp. (PCS Group)............................      105,700        9,697,975
 Stanley Works.........................................       21,400          666,075
 *Staples, Inc.........................................      111,700        2,617,969
 State Street Corp.....................................       38,800        2,849,375
 Summit Bancorp........................................       42,600        1,389,825
 *Sun Microsystems.....................................      185,880       24,576,821
 *Sunoco, Inc..........................................       21,700          554,706
 #Suntrust Banks, Inc..................................       77,100        5,387,363
 *Supervalu, Inc.......................................       33,400          649,213
 Synovus Financial Corp................................       65,250        1,305,000
 Sysco Corp............................................       79,400        3,022,163
 TJX Companies, Inc....................................       76,300        1,998,106
 TRW, Inc..............................................       29,200        1,523,875
 Tandy Corp............................................       46,560        3,567,660
 Tektronix, Inc........................................       11,250          382,500
 *Teledyne Technologies Inc............................        6,528           57,533
 *Tellabs, Inc.........................................       94,200        6,111,225
 Temple-Inland, Inc....................................       13,500          772,875
 *Tenet Healthcare Corp................................       74,500        1,662,281
 *Teradyne, Inc........................................       41,000        1,786,063
 Texaco, Inc...........................................      132,600        8,080,313
 Texas Instruments, Inc................................      188,600       18,117,388
 Texas Utilities Co....................................       66,300        2,374,369
 Textron, Inc..........................................       36,400        2,586,675
 *Thermo-Electron Corp.................................       37,900          568,500
 Thomas & Betts Corp...................................       13,600          557,600
 Time Warner, Inc......................................      311,000       19,184,813
 Times Mirror Co. Class A..............................       14,400          929,700
 Timken Co.............................................       14,900          284,963
 Torchmark Corp........................................       31,900        1,012,825
 *Tosco Corp...........................................       36,600          990,488
 *Toys R Us, Inc.......................................       59,400        1,039,500
 Tribune Co............................................       56,800        2,729,950
 *Tricon Global Restaurants, Inc.......................       36,860        1,529,690
 Tupperware Corp.......................................       13,800          245,813
 Tyco International, Ltd...............................      427,300       17,118,706
 U.S. Bancorp..........................................      175,900        6,013,581
 U.S. West, Inc........................................      121,000        7,509,563
 *USAir Group, Inc.....................................       17,200          480,525
 UST, Inc..............................................       41,900        1,115,588
 USX-Marathon Group, Inc...............................       74,300        1,964,306
 USX-US Steel Group....................................       21,220          537,131
 Unicom Corp., Inc.....................................       52,200        1,667,138
 Unilever NV...........................................      137,400        7,479,713
 Union Carbide Corp....................................       32,100        1,877,850
 Union Pacific Corp....................................       59,500        2,800,219
 Union Pacific Resources Group, Inc....................       60,576          791,274
 Union Planters Corp...................................       34,300        1,462,038
 *Unisys Corp..........................................       73,500        2,113,125

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 United Healthcare Corp................................       41,600   $    2,160,600
 United Technologies Corp..............................      115,700        6,537,050
 Unocal Corp...........................................       58,100        1,928,194
 UnumProvident Corp....................................       57,500        1,872,344
 VF Corp...............................................       28,500          851,438
 *Viacom, Inc. Class B.................................      167,300        8,323,175
 Vulcan Materials Co...................................       24,100          970,025
 *WR Grace & Co........................................       17,100          232,988
 Wachovia Corp.........................................       48,400        3,747,975
 Walgreen Co...........................................      241,100        7,022,038
 Wal-Mart Stores, Inc..................................    1,069,100       61,606,888
 Warner-Lambert Co.....................................      205,600       18,439,750
 Washington Mutual, Inc................................      139,300        4,039,700
 Waste Management, Inc.................................      148,700        2,416,375
 *Water Pik Technologies, Inc..........................        2,285           16,852
 *Watson Pharmaceuticals, Inc..........................       23,000          855,313
 *Wellpoint Health Networks, Inc.......................       15,800          909,488
 Wells Fargo Company...................................      396,100       18,418,650
 Wendy's International, Inc............................       29,200          644,225
 Westvaco Corp.........................................       24,050          726,009
 Weyerhaeuser Co.......................................       56,500        3,460,625
 Whirlpool Corp........................................       18,100        1,104,100
 Willamette Industries, Inc............................       26,900        1,112,988
 Williams Companies, Inc...............................      104,197        3,516,649
 Winn-Dixie Stores, Inc................................       35,800          937,513
 Worthington Industries, Inc...........................       22,000          350,625
                                                               SHARES          VALUE+
                                                               ------          ------
 Wrigley (Wm.) Jr. Co..................................       27,900   $    2,320,931
 Xerox Corp............................................      159,200        4,308,350
 *Xilinx, Inc..........................................       38,000        3,399,813
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,860,228,023)................................                 2,771,740,526
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $6,738,275) to be
   repurchased at $6,636,977.
   (Cost $6,636,000)...................................   $    6,636        6,636,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,866,864,023)++..............................                $2,778,376,526
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,880,188,558.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (64.9%)
COMMERCIAL PAPER -- (31.2%)
British Telecommunications, Inc. C.P.
    5.940%, 01/24/00...................................      1,600     $  1,585,936
Ciesco L.P. C.P.
    5.970%, 01/26/00...................................      1,000          990,884
    5.900%, 01/27/00...................................      2,000        1,981,443
Corporate Asset Funding Corp. C.P.
    6.080%, 01/21/00...................................      1,600        1,586,717
Delaware Funding Corp. C.P.
    5.900%, 01/18/00...................................      2,900        2,877,303
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    5.740%, 01/18/00...................................      1,300        1,289,843
Enterprise Funding Corp. C.P.
    5.920%, 01/26/00...................................        800          792,670
France Telecom C.P.
    5.850%, 01/14/00...................................      2,500        2,482,094
Govco, Inc. C.P.
    6.080%, 01/21/00...................................      1,200        1,189,919
KFW International Finance, Inc. C.P.
    5.320%, 12/09/99...................................      1,000          998,758
Kittyhawk Funding Corp. C.P.
    6.050%, 01/28/00...................................      2,100        2,080,174
Koch Industries, Inc. C.P.
    5.690%, 12/01/99...................................      3,300        3,300,000
Metlife Funding Corp. C.P.
    5.830%, 01/31/00...................................      1,500        1,485,182
Paccar Financial Corp. C.P.
    5.950%, 01/26/00...................................        700          693,619
Sheffield Receivables Corp. C.P.
    5.850%, 02/02/00...................................      3,000        2,969,393
Shell Financial U.K. C.P.
    5.950%, 01/12/00...................................      2,200        2,184,959
Windmill Funding Corp. C.P.
    6.000%, 01/07/00...................................      1,700        1,689,761
    6.080%, 01/21/00...................................      1,500        1,487,547
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $31,663,316)...................................                  31,666,202
                                                                       ------------
BONDS -- (24.9%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................      2,000        1,975,400
Associates Corp. of North America Medium Term Notes
    5.600%, 01/15/01...................................      2,000        1,980,000
Bank Nederlandse Gemeenten NV
    6.125%, 03/27/01...................................      1,000          992,900
Citicorp Corporate Bonds
    5.625%, 02/15/01...................................      1,000          990,000
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................      2,000        1,985,000
General Electric Capital Corp.
    3.000%, 02/08/01...................................      2,600        2,585,968
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................      1,000     $  1,019,200
Natexis Banque Medium Term Notes
    6.000%, 11/06/00...................................      2,000        1,991,000
Nederlandse Waterschapsbank NV Medium Term Notes
    5.500%, 02/20/01...................................      2,800        2,768,836
Rabobank Nederland
    6.000%, 03/12/01...................................      2,100        2,086,959
Statoil Den Norske Stats Oljeselskap AS
    6.250%, 10/10/00...................................      2,000        1,999,000
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      2,900        2,856,500
Wal-Mart Stores, Inc. Medium Term Notes
    6.150%, 08/10/01...................................      2,000        1,992,500
                                                                       ------------
TOTAL BONDS
  (Cost $25,308,425)...................................                  25,223,263
                                                                       ------------
AGENCY OBLIGATIONS -- (4.9%)
Federal Home Loan Mortgage Corp.
    **5.200%, 12/13/99.................................        500          499,087
Federal National Mortgage Association
    **5.250%, 12/13/99.................................      4,500        4,491,765
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $4,991,258)....................................                   4,990,852
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (3.9%)
Chase Manhattan Corp.
    ***6.352%, 02/24/00................................      1,000        1,000,000
Citicorp
    ***6.110%, 02/15/00................................      1,000        1,000,000
Key Bank N.A.
    ***6.435%, 02/02/00................................      2,000        2,001,800
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,000,078)....................................                   4,001,800
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $65,963,077)...................................                  65,882,117
                                                                       ------------
GERMANY -- (10.5%)
BONDS -- (10.5%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................      2,000        2,018,003
Bank Nederlandse Gemeenten
    6.250%, 08/10/00...................................      3,000        1,569,460
Deutsche Genossen Hypobank
    3.500%, 10/26/01...................................      3,000        2,980,789
Landwirtschaft Rentenbank
    5.000%, 12/29/00...................................      2,081        1,079,897
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................      3,000        2,975,653
                                                                       ------------
TOTAL -- GERMANY
  (Cost $11,288,058)...................................                  10,623,802
                                                                       ------------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
FRANCE -- (9.6%)
BONDS -- (9.6%)
Charbonnages de France
    9.200%, 05/06/01...................................      2,322     $  2,504,474
Credit Locale de France SA Eurobond
    6.000%, 09/24/01...................................      2,000        2,068,549
France (Government of) BTAN
    5.500%, 10/12/01...................................      1,000        1,033,066
French Government Note
    3.000%, 07/12/01...................................      2,000        1,984,373
Societe Nationale de Chemins Fer Francais
    9.375%, 03/12/01...................................      2,000        2,143,663
                                                                       ------------
TOTAL -- FRANCE
  (Cost $10,309,014)...................................                   9,734,125
                                                                       ------------
CANADA -- (4.8%)
BONDS -- (4.8%)
Canada (Government of)
    7.000%, 09/01/01...................................      5,000        3,453,262
Canada Mortgage and Housing Corp.
    7.250%, 09/01/01...................................      2,000        1,378,372
                                                                       ------------
TOTAL BONDS
  (Cost $4,808,890)....................................                   4,831,634
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $2)...........................                           2
                                                                       ------------
TOTAL -- CANADA
  (Cost $4,808,892)....................................                   4,831,636
                                                                       ------------
SWEDEN -- (3.5%)
BONDS -- (3.5%)
Swedish Government Bond
    13.000%, 06/15/01
      (Cost $3,574,425)................................     27,000        3,565,152
                                                                       ------------
DENMARK -- (3.3%)
BONDS -- (3.3%)
Denmark Kingdom
    8.000%, 11/15/01
      (Cost $3,439,629)................................     23,000        3,314,343
                                                                       ------------
NETHERLANDS -- (2.7%)
BONDS -- (2.7%)
Baden-Wuerttemberg L-Finance NV
    6.625%, 05/11/00...................................      2,000          924,685
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Helaba International Finance P.L.C.
    6.125%, 06/30/00...................................      4,000     $  1,850,833
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $2,986,222)....................................                   2,775,518
                                                                       ------------
AUSTRALIA -- (0.6%)
BONDS -- (0.6%)
ABN-AMRO Australia, Ltd.
    7.500%, 03/08/00
      (Cost $675,619)..................................      1,000          638,481
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $41).........................                          41
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $675,660)......................................                     638,522
                                                                       ------------
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $19)..............................                          23
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $143,150) to be
   repurchased at $138,020.
   (Cost $138,000).....................................        138          138,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $103,182,996)++................................                $101,503,238
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  **  Face amount of securities pledged as margin requirement for open futures contracts.
 ***  Rates shown are the rates as of November 30, 1999, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $103,218,838.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.8%)
 AK Steel Holding Corp.................................      182,000   $    3,014,375
 *AMR Corp.............................................      565,000       34,394,375
 *Advanced Micro Devices, Inc..........................      485,900       13,726,675
 Aegon NV..............................................      151,614       13,664,212
 Aetna, Inc............................................      544,726       29,755,658
 Airborne Freight Corp.................................      139,000        3,223,062
 *Airgas, Inc..........................................       28,800          280,800
 *Alaska Air Group, Inc................................      111,200        4,225,600
 Albemarle Corp........................................      102,100        1,978,187
 Alexander & Baldwin, Inc..............................      164,000        3,741,250
 *Allegheny Corp.......................................       16,822        3,229,824
 Alliant Energy Corp...................................      217,700        5,891,506
 Allmerica Financial Corp..............................       80,600        4,448,112
 *Allstate Corp........................................      309,400        8,102,412
 Ambac, Inc............................................      140,300        7,646,350
 Amerada Hess Corp.....................................      115,100        6,668,606
 *America West Holdings Corp. Class B..................      108,800        2,196,400
 American Annuity Group, Inc...........................       37,600          606,300
 American Financial Group, Inc.........................      178,100        4,797,569
 American Greetings Corp. Class A......................      170,200        4,010,337
 American National Insurance Co........................       38,900        2,594,144
 Amerus Life Holdings, Inc. Class A....................       45,600        1,074,450
 Apache Corp...........................................       19,700          705,506
 Archer-Daniels Midland Co.............................    1,958,076       24,353,570
 *Arrow Electronics, Inc...............................      437,600       10,010,100
 Ashland, Inc..........................................      198,500        6,699,375
 *AutoNation, Inc......................................    2,068,600       19,263,837
 *Avnet, Inc...........................................      115,600        6,350,775
 *BJ Services, Co......................................       96,900        3,379,387
 Bancwest Corp.........................................      108,900        4,798,406
 Bear Stearns Companies, Inc...........................      376,170       15,352,438
 Belo (A.H.) Corp. Class A.............................      306,800        5,522,400
 *Bethlehem Steel Corp.................................      444,400        2,777,500
 Black & Decker Corp...................................       28,800        1,292,400
 Block Drug Co., Inc. Class A..........................        1,127           32,983
 Boise Cascade Corp....................................      172,100        5,958,962
 *Borders Group, Inc...................................       22,700          351,850
 Borg Warner Automotive, Inc...........................       74,400        3,013,200
 Bowater, Inc..........................................      158,200        7,751,800
 Brunswick Corp........................................      273,500        5,965,719
 Burlington Northern Santa Fe Corp.....................    1,833,200       53,162,800
 *CBRL Group, Inc......................................      270,000        2,986,875
 CIGNA Corp............................................        5,124          421,449
 *CNA Financial Corp...................................      562,900       21,953,100
 CSX Corp..............................................      672,700       23,922,894
 Capital Re Corp.......................................       26,600          365,750
 Centex Corp...........................................      222,500        5,284,375
 Champion International Corp...........................      293,700       16,281,994
 Chesapeake Corp.......................................       15,100          482,256
 *Chris-Craft Industries, Inc..........................       74,072        5,138,745
 Cincinnati Financial Corp.............................      470,280       15,651,506
 *Coca-Cola Enterprises, Inc...........................      258,200        5,470,612
 Commerce Group, Inc...................................       93,100        2,595,162
 Conseco, Inc..........................................    1,006,800       20,387,700
 Consolidated Papers, Inc..............................      196,100        5,735,925
 *Consolidated Stores Corp.............................      166,900        2,628,675
 Cooper Tire & Rubber Co...............................      221,400        3,321,000
 Corn Products International, Inc......................      116,200        3,645,775
 Countrywide Credit Industries, Inc....................      346,200        9,736,875
 Crown Cork & Seal Co., Inc............................      393,100        8,009,412
 Cummins Engine Co., Inc...............................      125,500        5,082,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dana Corp............................................       82,800   $    2,297,700
 Delphi Automotive Systems Corp........................    1,096,830       17,275,072
 *Delta Air Lines, Inc.................................      284,500       14,011,625
 Dillards, Inc. Class A................................      329,700        6,223,087
 ENSCO International, Inc..............................      354,600        7,114,162
 EOG Resources, Inc....................................      217,800        4,029,300
 Earthgrains Co........................................      114,700        2,078,937
 *Eastman Chemical Co..................................       67,700        2,631,837
 Enhance Financial Services Group, Inc.................      116,400        1,993,350
 Everest Reinsurance Holdings, Inc.....................      211,300        5,018,375
 *Extended Stay America, Inc...........................      355,300        2,731,369
 *FMC Corp.............................................        1,000           48,500
 *Federal-Mogul Corp...................................      353,100        7,878,544
 *Federated Department Stores, Inc.....................      649,600       30,571,800
 Financial Security Assurance Holdings, Ltd............       41,800        2,207,562
 First American Financial Corp.........................      112,300        1,445,862
 First Citizens Bancshares, Inc. NC....................       10,300          749,325
 Florida East Coast Industries, Inc....................       62,500        2,546,875
 *Ford Motor Co........................................    2,120,900      107,105,450
 Fortune Brands, Inc...................................      574,000       19,623,625
 Fruit of The Loom, Inc. Class A.......................       65,300          122,437
 *GATX Corp............................................      113,400        3,728,025
 General Motors Corp...................................    1,569,300      112,989,600
 *General Motors Corp. Class H.........................      338,446       28,979,439
 Georgia-Pacific Corp..................................      445,000       17,716,562
 *Golden State Bancorp, Inc............................       32,600          633,662
 Golden West Financial Corp............................       90,800        9,165,125
 Goodrich (B.F.) Co....................................      109,800        2,477,362
 *Goodyear Tire & Rubber Co............................       32,000        1,080,000
 Great Atlantic & Pacific Tea Co., Inc.................      126,700        3,222,931
 *Greenpoint Financial Corp............................      206,700        5,232,094
 *Harris Corp..........................................      101,400        2,129,400
 *Healthsouth Corp.....................................    1,365,400        7,765,712
 Helmerich & Payne, Inc................................      151,600        3,429,950
 Hilton Hotels Corp....................................      684,200        6,884,763
 Hollinger International, Inc. Class A.................      268,700        3,375,544
 Horton (D.R.), Inc....................................      355,300        4,885,375
 *Humana, Inc..........................................      510,600        3,574,200
 IBP, Inc..............................................      288,400        6,362,825
 IMC Global, Inc.......................................      426,700        6,880,538
 *Ikon Office Solutions, Inc...........................      512,000        3,424,000
 *Imation Corp.........................................        1,600           51,500
 *Ingram Micro, Inc....................................      266,900        3,553,106
 *#Integrated Health Services, Inc.....................       87,100           32,663
 *Interim Services, Inc................................      150,300        2,771,156
 International Paper Co................................      821,241       42,858,515
 *K Mart Corp..........................................    1,650,000       16,396,875
 Lafarge Corp..........................................      241,800        6,528,600
 *Lam Research Corp....................................       68,900        5,335,444
 *Lanier Worldwide, Inc................................      101,400          405,600
 Lehman Brothers Holdings, Inc.........................      362,000       27,647,750
 Lennar Corp...........................................       58,000          946,125
 Liberty Corp..........................................       40,400        1,848,300
 *Liberty Financial Companies, Inc.....................      160,000        3,760,000
 Lincoln National Corp.................................      446,100       18,596,794
 *Lockheed Martin Corp.................................       80,900        1,607,888
 Loews Corp............................................      329,600       21,094,400
 Longs Drug Stores Corp................................       50,900        1,278,863
 *Louisiana-Pacific Corp...............................      328,500        4,024,125
 Lubrizol Corp.........................................      182,000        4,982,250
 *Lyondell Chemical Co.................................      251,800        3,525,200

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 MBIA, Inc.............................................       92,900   $    4,645,000
 Mallinckrodt, Inc.....................................      205,200        6,822,900
 *Mandalay Resort Group................................      296,300        6,907,494
 *Manor Care, Inc......................................      222,000        4,453,875
 Mark IV Industries, Inc...............................       86,100        1,614,375
 Mead Corp.............................................      302,300       10,788,331
 Millennium Chemicals, Inc.............................      339,300        6,637,556
 *Mirage Resorts, Inc..................................      666,900        8,544,656
 Mitchell Energy & Development Corp. Class A...........       58,500        1,378,406
 Mitchell Energy & Development Corp. Class B...........       31,600          726,800
 *Modis Professional Services, Inc.....................       89,500          956,531
 Murphy Oil Corp.......................................       11,000          621,500
 Nabisco Group Holdings Corp...........................    1,009,380       11,670,956
 *National Semiconductor Corp..........................      348,300       14,802,750
 Norfolk Southern Corp.................................    1,169,900       25,006,613
 Northrop Grumman Corp.................................      234,000       13,147,875
 Occidental Petroleum Corp.............................      650,800       14,276,925
 *Officemax, Inc.......................................      367,200        2,249,100
 *#Ohio Casualty Corp..................................      213,800        3,293,856
 Old Republic International Corp.......................      553,275        6,915,938
 Olsten Corp...........................................       13,300          134,663
 Omnicare, Inc.........................................      306,600        4,158,263
 *Owens-Illinois, Inc..................................      330,700        7,916,131
 PMI Group, Inc........................................       95,100        4,749,056
 Pacific Century Financial Corp........................      207,800        4,078,075
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A....................       51,296        2,404,500
 *Pactiv Corporation...................................      615,100        6,304,775
 *Park Place Entertainment Corp........................      586,400        7,549,900
 Penney (J.C.) Co., Inc................................    1,065,700       23,778,431
 Penzoil Quaker State Co...............................       55,600          576,850
 *Phelps Dodge Corp....................................      212,712       11,061,024
 *Pioneer Natural Resources Co.........................      480,400        3,993,325
 Potlatch Corp.........................................       94,600        3,825,388
 *Premier Parks, Inc...................................       24,000          600,000
 *Pride International, Inc.............................       50,000          718,750
 Pulte Corp............................................      127,600        2,559,975
 Questar Corp..........................................      251,400        4,320,938
 *R & B Falcon Corp....................................      695,800        8,610,525
 RJ Reynolds Tobacco Holdings, Inc.....................      416,193        8,870,113
 Radian Group, Inc.....................................       47,000        2,297,125
 Rayonier, Inc.........................................       83,000        3,688,313
 *Raytheon Co. Class A.................................      246,900        7,190,963
 *Raytheon Co. Class B.................................      188,900        5,796,869
 Reynolds Metals Co....................................      194,900       12,193,431
 *Rowan Companies, Inc.................................      279,300        4,783,013
 Russell Corp..........................................      137,400        1,794,788
 Ryder System, Inc.....................................      268,800        6,064,800
 Safeco Corp...........................................      480,300       11,392,116
 *Safety-Kleen Corp....................................      195,700        2,299,475
 Saint Paul Companies, Inc.............................      695,326       20,990,154
 *Saks, Inc............................................      421,400        7,374,500
 *Seagate Technology, Inc..............................       61,100        2,260,700
 *Sears, Roebuck & Co..................................      547,000       18,700,563
 *Sensormatic Electronics Corp.........................      401,800        6,403,688
 Service Corp. International...........................      825,600        6,243,600
 *Silicon Graphics, Inc................................      456,700        4,310,106
 *Smurfit-Stone Container Corp.........................      235,026        4,509,561
 Sovereign Bancorp, Inc................................      154,700        1,370,545
 *Spiegel, Inc. Class A Non-Voting.....................        9,600           76,500
 Springs Industries, Inc. Class A......................        7,700          308,000
                                                            SHARES             VALUE+
                                                            ------             ------
 St. Joe Corp..........................................       78,400   $    1,754,200
 Starwood Hotels and Resorts Worldwide, Inc............      548,600       12,240,638
 *Sunoco, Inc..........................................      328,000        8,384,500
 *Tech Data Corp.......................................       72,500        1,780,781
 *Tecumseh Products Co. Class A........................       58,300        2,800,222
 Tecumseh Products Co. Class B.........................       14,400          627,300
 Telephone & Data Systems, Inc.........................       11,000        1,465,063
 Temple-Inland, Inc....................................      138,200        7,911,950
 *Tenet Healthcare Corp................................      658,000       14,681,625
 Tenneco Automotive, Inc...............................      123,020          968,783
 Terra Industries, Inc.................................       61,400          126,638
 *Thermo-Electron Corp.................................      485,600        7,284,000
 Tidewater, Inc........................................      164,000        5,237,750
 Timken Co.............................................      270,800        5,179,050
 *Toys R Us, Inc.......................................      760,200       13,303,500
 Travelers Property Casualty Corp......................      477,000       15,890,063
 *Trinity Industries, Inc..............................       85,000        2,486,250
 *UAL Corp.............................................      158,400       10,890,000
 UMB Financial Corp....................................       46,600        1,893,125
 USX-Marathon Group, Inc...............................      675,450       17,857,209
 USX-US Steel Group....................................      314,400        7,958,250
 Ultramar Diamond Shamrock Corp........................      265,400        6,717,938
 *Unifi, Inc...........................................       73,000          967,250
 Union Pacific Corp....................................      792,800       37,311,150
 Union Pacific Resources Group, Inc....................      773,900       10,109,069
 *United Rentals, Inc..................................       96,400        1,662,900
 Unitrin, Inc..........................................      223,800        8,364,525
 *Unova, Inc...........................................      273,500        3,589,688
 UnumProvident Corp....................................      519,089       16,902,836
 Valero Energy Corp....................................      268,500        5,571,375
 Valhi, Inc............................................      158,500        1,713,781
 *Venator Group, Inc...................................      494,500        3,399,688
 *Vishay Intertechnology, Inc..........................      203,455        5,887,479
 Wallace Computer Services, Inc........................       31,000          621,938
 Weis Markets, Inc.....................................       20,800          854,100
 Wesco Financial Corp..................................       12,540        3,448,500
 Westvaco Corp.........................................      305,550        9,223,791
 Worthington Industries, Inc...........................      184,000        2,932,500
 *Ziff-Davis, Inc......................................       20,000          368,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,706,931,282)................................                 1,776,092,181
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $3,379,363) to be
  repurchased at $3,328,490.
  (Cost $3,328,000)....................................   $    3,328        3,328,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,710,259,282)++..............................                $1,779,420,181
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,710,428,739.

                See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (95.8%)
 AAR Corp..............................................       4,000    $     66,000
 *ACX Technologies, Inc................................       4,600          42,550
 AK Steel Holding Corp.................................      13,235         219,205
 *AMF Bowling, Inc.....................................       8,300          26,456
 *AMR Corp.............................................      26,900       1,637,537
 AVX Corp..............................................       7,000         286,562
 *Acceptance Insurance Companies, Inc..................       2,100          13,387
 *Advanced Micro Devices, Inc..........................      24,400         689,300
 #Advanta Corp. Class A................................       1,900          33,131
 Advanta Corp. Class B Non-Voting......................       2,000          25,750
 Aegon NV..............................................       6,319         569,500
 Aetna, Inc............................................      28,600       1,562,275
 *Aftermarket Technology Corp..........................         300           2,587
 Agco Corp.............................................       9,600         121,800
 *Agribiotech, Inc.....................................      11,100          35,728
 *Agribrands International, Inc........................       2,000          94,125
 Airborne Freight Corp.................................       8,400         194,775
 *Airgas, Inc..........................................      11,500         112,125
 *Alaska Air Group, Inc................................       4,500         171,000
 Albemarle Corp........................................       3,900          75,562
 Alexander & Baldwin, Inc..............................       9,400         214,437
 *Allegheny Corp.......................................         612         117,504
 *Allen Telecom, Inc...................................       4,300          40,312
 Alliance Bancorp......................................       1,700          33,787
 *Alliance Semiconductor Corp..........................       3,900          56,306
 Alliant Energy Corp...................................      12,700         343,694
 Allmerica Financial Corp..............................       8,700         480,131
 *Allstate Corp........................................      90,100       2,359,494
 Amcol International Corp..............................       1,900          33,725
 Amerada Hess Corp.....................................       9,200         533,025
 *Amerco, Inc..........................................       3,000          78,562
 *America West Holdings Corp. Class B..................       5,875         118,602
 American Annuity Group, Inc...........................       6,600         106,425
 American Business Products, Inc.......................       1,400          14,962
 American Financial Group, Inc.........................       9,700         261,294
 *American Freightways Corp............................       4,700          81,222
 American Greetings Corp. Class A......................      10,400         245,050
 American National Insurance Co........................       4,100         273,419
 Amerus Life Holdings, Inc. Class A....................       4,000          94,250
 *Amtran, Inc..........................................       1,000          19,500
 *Anicom, Inc..........................................       5,000          23,203
 *Anixter International, Inc...........................       3,400          69,275
 Apache Corp...........................................       9,800         350,962
 *Applied Graphics Technologies, Inc...................       3,000          28,312
 Applied Industrial Technologies, Inc..................       3,700          63,362
 *Arcadia Financial, Ltd...............................       6,700          30,150
 *Arch Chemicals, Inc..................................       5,500          85,937
 Arch Coal, Inc........................................       5,500          53,625
 Archer-Daniels Midland Co.............................     114,270       1,421,233
 Arctic Cat, Inc.......................................       3,000          30,562
 Argonaut Group, Inc...................................       3,900          90,187
 Arnold Industries, Inc................................       3,700          46,828
 *Arrow Electronics, Inc...............................      24,800         567,300
 *Ascent Entertainment Group, Inc......................       1,600          19,350
 Ashland, Inc..........................................      16,700         563,625
 *Audiovox Corp. Class A...............................       1,900          56,525
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aurora Foods, Inc....................................       2,000    $     18,000
 *AutoNation, Inc......................................      97,400         907,037
 Avado Brands, Inc.....................................       3,500          16,953
 *Avid Technology, Inc.................................       3,500          39,047
 *Avis Rent A Car, Inc.................................       4,700          89,887
 *Avnet, Inc...........................................       6,744         370,498
 *Aztar Corp...........................................       7,400          79,087
 *BJ Services, Co......................................       6,500         226,687
 Baldwin & Lyons, Inc. Class B.........................         900          18,619
 Bancwest Corp.........................................       6,300         277,594
 Bandag, Inc...........................................       1,000          24,250
 Bandag, Inc. Class A..................................       1,200          25,050
 BankAtlantic Bancorp, Inc. Class A....................         150             684
 BankAtlantic Bancorp, Inc. Class B....................       2,000          11,187
 Banta Corp............................................       3,000          65,812
 *Barrett Resources Corp...............................       3,000          79,687
 Bassett Furniture Industries, Inc.....................       1,500          23,812
 *Battle Mountain Gold Co..............................      10,900          27,250
 Bay View Capital Corp.................................       2,600          43,550
 Bear Stearns Companies, Inc...........................      20,522         837,554
 *Belco Oil & Gas Corp.................................       3,500          21,656
 Belo (A.H.) Corp. Class A.............................      17,300         311,400
 Bergen Brunswig Corp. Class A.........................      33,265         274,436
 Berkley (W.R.) Corp...................................       3,500          75,031
 *Berlitz International, Inc...........................       1,000          19,625
 *Bethlehem Steel Corp.................................      25,766         161,037
 *Beverly Enterprises..................................      21,000          84,000
 Bindley Western Industries, Inc.......................       3,700          49,025
 *Bio-Rad Laboratories, Inc. Class A...................       1,000          24,687
 Birmingham Steel Corp.................................       4,700          34,075
 Block Drug Co., Inc. Class A..........................       2,369          69,293
 *Boca Resorts, Inc....................................       6,700          58,625
 Boise Cascade Corp....................................       9,200         318,550
 *Boise Cascade Office Products Corp...................      14,000         161,000
 *Borders Group, Inc...................................       1,000          15,500
 Borg Warner Automotive, Inc...........................       3,900         157,950
 Bowater, Inc..........................................       8,000         392,000
 Bowne & Co., Inc......................................       5,400          63,787
 *Boyd Gaming Corp.....................................       5,300          32,794
 *Brightpoint, Inc.....................................       6,100          67,672
 Brookline Bancorp, Inc................................       6,700          67,209
 *Brown (Tom), Inc.....................................       3,700          43,359
 Brown Shoe Company, Inc...............................       2,800          44,100
 Brunswick Corp........................................      14,100         307,556
 Brush Wellman, Inc....................................       3,500          56,875
 *Budget Group, Inc....................................       5,100          39,844
 *Buffets, Inc.........................................       3,900          41,559
 Burlington Coat Factory Warehouse Corp................       4,000          51,250
 *Burlington Industries, Inc...........................         500           1,844
 Burlington Northern Santa Fe Corp.....................      91,000       2,639,000
 *Bush Boake Allen, Inc................................       3,000          75,375
 *CB Richard Ellis Services, Inc.......................       3,500          45,937
 *CBRL Group, Inc......................................       9,400         103,987
 *CICOR International, Inc.............................       1,150          12,506
 CK Witco Corp.........................................       5,637          60,245
 *CNA Financial Corp...................................      34,700       1,353,300
 CNA Surety Corp.......................................       1,000          11,125
 *CSS Industries, Inc..................................       2,000          42,750

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CSX Corp..............................................      41,600    $  1,479,400
 *Cabletron Systems, Inc...............................      17,300         396,819
 Calgon Carbon Corp....................................       6,100          37,362
 Capital Re Corp.......................................       3,900          53,625
 *Caribiner International, Inc.........................       1,600          14,200
 *Carmike Cinemas, Inc. Class A........................       1,000          12,500
 Carolina First Corp...................................         100           2,047
 Carpenter Technology Corp.............................       3,700          97,125
 Carter-Wallace, Inc...................................       3,600          65,025
 Cash America International, Inc.......................       3,000          26,062
 *Castle & Cooke, Inc..................................       2,300          29,037
 Castle (A.M.) & Co....................................       1,400          16,450
 Cato Corp. Class A....................................       1,400          18,287
 *Centex Corp..........................................       8,500         201,875
 *Champion Enterprises, Inc............................      10,600          90,762
 Champion International Corp...........................      14,900         826,019
 *Charming Shoppes, Inc................................      16,600         107,641
 *Checkpoint System, Inc...............................       5,700          45,244
 Chemed Corp...........................................       1,000          26,000
 Chesapeake Corp.......................................       3,500         111,781
 Chiquita Brands International, Inc....................      10,800          47,250
 *Chris-Craft Industries, Inc..........................       3,957         274,517
 Cincinnati Financial Corp.............................      33,100       1,101,609
 Circle International, Inc.............................       1,200          29,025
 *Citation Corp........................................       2,200          37,262
 Cleveland Cliffs, Inc.................................       2,000          58,500
 Coachmen Industries, Inc..............................       3,000          42,937
 *Coca-Cola Enterprises, Inc...........................      46,300         980,981
 *Coherent, Inc........................................       3,000          79,312
 Columbus McKinnon Corp................................       1,000          10,312
 *Comfort Systems USA, Inc.............................       9,100          75,075
 Commerce Group, Inc...................................       5,800         161,675
 Commercial Metals Co..................................       2,400          76,800
 Commonwealth Bancorp, Inc.............................       2,000          33,125
 Commonwealth Industries, Inc..........................       2,800          36,312
 *Compucom Systems, Inc................................       4,000          12,625
 *CompUSA, Inc.........................................       9,600          56,400
 Conseco, Inc..........................................      85,700       1,735,425
 *Consolidated Freightways Corp........................       3,400          30,919
 Consolidated Papers, Inc..............................       8,000         234,000
 *Consolidated Stores Corp.............................      16,100         253,575
 Cooper Tire & Rubber Co...............................      12,700         190,500
 *Cordant Technologies, Inc............................       5,000         145,625
 Corn Products International, Inc......................       6,400         200,800
 *Cort Business Services Corp..........................       1,000          19,500
 Corus Bankshares, Inc.................................       1,400          39,900
 Countrywide Credit Industries, Inc....................      24,000         675,000
 *Coventry Health Care, Inc............................      13,400          77,469
 *Credit Acceptance Corp...............................       7,100          28,622
 Cross Timbers Oil Co..................................       4,200          42,787
 Crown Cork & Seal Co., Inc............................      24,900         507,337
 Cummins Engine Co., Inc...............................       4,700         190,350
 *Cypress Semiconductor Corp...........................       9,100         247,975
 *DVI, Inc.............................................       2,000          28,000
 Dain Rauscher Corp....................................       1,000          48,687
 *Dana Corp............................................      13,600         377,400
 Delphi Automotive Systems Corp........................      24,812         390,789
 *Delphi Financial Group, Inc. Class A.................       2,684          83,224
 *Delta Air Lines, Inc.................................      18,300         901,275
 Deltic Timber Corp....................................       1,000          25,750
 Detroit Diesel Corp...................................       3,700          67,987
 Devon Energy Corp.....................................       7,400         260,850
                                                            SHARES           VALUE+
                                                            ------           ------
 Dillards, Inc. Class A................................       6,700    $    126,462
 Dime Community Bancorp, Inc...........................       2,100          41,803
 Dimon, Inc............................................       6,400          21,600
 *Discount Auto Parts, Inc.............................       2,200          30,387
 Downey Financial Corp.................................       4,200          84,525
 *Dress Barn, Inc......................................       3,500          59,937
 *Dura Automotive Systems, Inc.........................       1,849          38,309
 *Dura Pharmaceuticals, Inc............................       7,200          93,825
 ENSCO International, Inc..............................      12,800         256,800
 EOG Resources, Inc....................................      11,800         218,300
 Earthgrains Co........................................       6,500         117,812
 *Eastman Chemical Co..................................      12,200         474,275
 *Electro Rent Corp....................................         800           9,475
 *Electroglas, Inc.....................................       1,600          45,550
 Energen Corp..........................................       2,800          53,900
 Enesco Group, Inc.....................................       3,000          36,562
 Enhance Financial Services Group, Inc.................       5,600          95,900
 *Enserch Exploration Corp.............................       4,700          12,337
 *Esterline Technologies Corp..........................       3,000          37,687
 Ethyl Corp............................................       9,900          41,456
 *Evans & Sutherland Computer Corp.....................       1,000          12,906
 Everest Reinsurance Holdings, Inc.....................       7,800         185,250
 #Exide Corp...........................................       3,000          30,937
 *Extended Stay America, Inc...........................      26,300         202,181
 FBL Financial Group, Inc. Class A.....................       8,000         139,000
 *FMC Corp.............................................       1,000          48,500
 *FSI International, Inc...............................       1,200          11,287
 *Fairchild Corp. Class A..............................       1,946          14,108
 *Farm Family Holdings, Inc............................       1,000          40,750
 *Federal-Mogul Corp...................................      16,200         361,462
 *Federated Department Stores, Inc.....................      34,100       1,604,831
 Fidelity National Financial, Inc......................       5,000          75,312
 Financial Security Assurance Holdings, Ltd............       4,600         242,937
 *Finish Line, Inc. Class A............................       2,400          15,825
 *Finova Group, Inc....................................       6,000         223,125
 First American Financial Corp.........................      15,500         199,562
 First Citizens Bancshares, Inc. NC....................       1,600         116,400
 *First Republic Bank..................................       1,000          23,562
 First Sentinel Bancorp, Inc...........................       8,700          72,455
 First Washington Bancorp, Inc.........................       1,000          16,562
 *FirstFed Financial Corp. DE..........................       3,000          46,312
 Flagstar Bancorp, Inc.................................       3,000          47,906
 Fleetwood Enterprises, Inc............................       5,200         109,200
 Fleming Companies, Inc................................       6,400          77,200
 Florida East Coast Industries, Inc....................       4,000         163,000
 Fluor Corp............................................       3,400         143,012
 *Ford Motor Co........................................     129,300       6,529,650
 *Forest Oil Corp......................................       3,100          35,456
 Fortune Brands, Inc...................................      17,000         581,187
 Foster Wheeler Corp...................................       6,300          64,181
 *Foundation Health Systems, Inc.......................      36,800         310,500
 Fremont General Corp..................................      16,100          81,506
 *Fritz Companies, Inc.................................       3,000          29,531
 Frontier Insurance Group, Inc.........................       5,000          15,000
 *GATX Corp............................................       8,400         276,150
 *General Cigar Holdings, Inc. Class A.................       1,000           7,562
 *General Communications, Inc. Class A.................      11,700          47,897
 General Motors Corp...................................      70,500       5,076,000
 *General Motors Corp. Class H.........................      23,400       2,003,625

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Georgia-Pacific Corp..................................      13,200    $    525,525
 Glatfelter (P.H.) Co..................................       6,300          81,112
 *Glenayre Technologies, Inc...........................       7,200          33,637
 *Golden State Bancorp, Inc............................       4,600          89,412
 Goodrich (B.F.) Co....................................      16,000         361,000
 *Goodyear Tire & Rubber Co............................      11,100         374,625
 Grand Premier Financial, Inc..........................         400           6,725
 *Grand Union Co.......................................         600           6,337
 Great Atlantic & Pacific Tea Co., Inc.................       6,500         165,344
 *Greenpoint Financial Corp............................      17,500         442,969
 *Grey Wolf, Inc.......................................      18,200          50,050
 *Griffon Corp.........................................       4,600          35,362
 Guarantee Life Companies, Inc.........................       2,000          62,937
 Guilford Mills, Inc...................................       2,600          18,850
 *Gymboree Corp........................................       3,000          18,187
 *HS Resources, Inc....................................       2,000          25,875
 *Ha-Lo Industries, Inc................................       9,600          60,000
 Hancock Holding Co....................................       1,200          48,487
 *Hanger Orthopedic Group, Inc.........................       3,700          37,925
 Harbor Florida Bancshares, Inc........................       3,500          44,297
 Hardinge Brothers, Inc................................       1,000          13,656
 Harleysville Group, Inc...............................       5,200          78,162
 Harman International Industries, Inc..................       1,400          72,100
 *Harris Corp..........................................      12,800         268,800
 Harsco Corp...........................................       2,000          59,625
 *Healthsouth Corp.....................................      67,800         385,612
 Heilig-Meyers Co......................................       9,800          35,525
 Helmerich & Payne, Inc................................       7,900         178,737
 *Hexcel Corp..........................................       9,100          54,031
 Hilton Hotels Corp....................................      19,900         200,244
 Hollinger International, Inc. Class A.................      14,900         187,181
 *Hollywood Park, Inc..................................       2,800          56,525
 *Homebase, Inc........................................       3,300          11,344
 Horton (D.R.), Inc....................................      15,700         215,875
 Host Marriott Corp....................................       7,100          66,119
 *Houston Exploration Co...............................       5,000         100,000
 Hughes Supply, Inc....................................       3,300          78,169
 *Humana, Inc..........................................      32,000         224,000
 Hunt (J.B.) Transport Services, Inc...................       5,500          72,703
 *Hutchinson Technology, Inc...........................       1,800          33,187
 *Hypercom Corp........................................       5,600          52,850
 IBP, Inc..............................................      14,200         313,288
 IMC Global, Inc.......................................      23,900         385,388
 IMCO Recycling, Inc...................................       2,600          33,475
 *Ikon Office Solutions, Inc...........................      29,400         196,613
 *Imation Corp.........................................       6,300         202,781
 *Imperial Credit Industries, Inc......................       6,100          35,838
 Imperial Sugar Co.....................................       2,200           8,800
 *Inacom Corp..........................................      10,100          59,969
 Independence Community Bank Corp......................       4,500          50,484
 *Information Resources, Inc...........................       4,500          44,930
 Ingles Market, Inc. Class A...........................       1,400          16,406
 *Ingram Micro, Inc....................................       7,800         103,838
 *Inprise Corp.........................................       9,700          86,694
 *Input/Output, Inc....................................       8,300          44,613
 *Integrated Electrical Services, Inc..................       7,000          74,375
 Interface, Inc. Class A...............................       7,100          32,172
 *Intergraph Corp......................................       8,100          36,323
 *Interim Services, Inc................................       8,300         153,031
 Intermet Corp.........................................       5,600          56,350
 International Paper Co................................      32,500       1,696,094
                                                            SHARES           VALUE+
                                                            ------           ------
 *International Rectifier Corp.........................       5,900    $    119,475
 *International Speciality Products, Inc...............      10,000          83,750
 Interpool, Inc........................................       4,300          38,163
 *Ionics, Inc..........................................       2,200          58,713
 *JDA Software Group, Inc..............................       2,100          29,466
 JSB Financial, Inc....................................       1,000          59,125
 *Jones Apparel Group, Inc.............................       1,352          36,082
 Justin Industries, Inc................................       4,400          68,338
 *K Mart Corp..........................................      89,000         884,438
 *Kaiser Aluminum Corp.................................      16,600         109,975
 Kaman Corp. Class A...................................       3,000          35,719
 Kellwood Co...........................................       4,700          97,525
 *Kemet Corp...........................................       5,100         184,397
 Kennametal, Inc.......................................       8,300         275,975
 *Kent Electronics Corp................................       1,700          38,994
 Kerr-McGee Corp.......................................       4,700         269,075
 *Key Energy Group, Inc................................      12,000          60,000
 LNR Property Corp.....................................       4,400          77,550
 LTV Corp..............................................      20,500          71,750
 Lafarge Corp..........................................      10,700         288,900
 *Lam Research Corp....................................       3,000         232,313
 Landamerica Financial Group, Inc......................       3,000          58,313
 *Landrys Seafood Restaurants, Inc.....................       3,600          31,781
 *Lanier Worldwide, Inc................................      12,800          51,200
 Lehman Brothers Holdings, Inc.........................      19,400       1,481,675
 Lennar Corp...........................................       8,200         133,763
 Liberty Corp..........................................       1,000          45,750
 *Liberty Financial Companies, Inc.....................       8,000         188,000
 Lincoln National Corp.................................      12,800         533,600
 *Lockheed Martin Corp.................................      28,100         558,488
 *Loews Cineplex Entertainment Corp....................      13,100          85,150
 Loews Corp............................................      21,900       1,401,600
 *Lone Star Steakhouse Saloon..........................       5,600          42,263
 *Lone Star Technologies, Inc..........................       3,000          75,938
 Longview Fibre Co.....................................       8,500         108,375
 *Louis Dreyfus Natural Gas Corp.......................       3,700          66,600
 *Louisiana-Pacific Corp...............................      21,900         268,275
 Lubrizol Corp.........................................       4,900         134,138
 Luby's Cafeterias, Inc................................       2,500          29,063
 *Lyondell Chemical Co.................................      23,900         334,600
 M.A. Hanna Co.........................................       7,700          80,369
 MBIA, Inc.............................................      14,900         745,000
 MDC Holdings, Inc.....................................       3,000          44,813
 *MEMC Electronic Materials, Inc.......................       3,200          38,400
 *MGM Grand, Inc.......................................       2,000          98,750
 *MS Carriers, Inc.....................................       2,000          52,375
 *Magellan Health Services, Inc........................       3,600          22,500
 *Magnetek, Inc........................................       4,500          30,094
 *Mallon Resources Corp................................       1,000           6,000
 *Mandalay Resort Group................................      14,800         345,025
 *Manor Care, Inc......................................      22,300         447,394
 Marcus Corp...........................................       3,000          38,250
 *Marine Drilling Companies, Inc.......................       4,200          70,875
 Mark IV Industries, Inc...............................       5,800         108,750
 *Maxxam, Inc..........................................         500          22,719
 Mead Corp.............................................      16,600         592,413
 *Metals USA, Inc......................................       6,000          50,250
 *Metrocall, Inc.......................................       2,800           5,775
 *Metromedia International Group, Inc..................      12,600          56,700
 Michael Foods, Inc....................................       1,000          25,156
 *Michaels Stores, Inc.................................       4,200         131,906
 *Micro Warehouse, Inc.................................       5,700          67,153

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Midland Co............................................       1,000    $     23,125
 Mikasa, Inc...........................................       1,000          10,875
 Milacron, Inc.........................................       4,500          65,531
 Millennium Chemicals, Inc.............................      12,500         244,531
 *Miller Industries, Inc...............................       5,900          14,381
 Mine Safety Appliances Co.............................       1,000          63,000
 *Mirage Resorts, Inc..................................      34,400         440,750
 Mississippi Chemical Corp.............................       3,000          15,938
 Mitchell Energy & Development Corp. Class A...........       2,000          47,125
 Mitchell Energy & Development Corp. Class B...........       2,500          57,500
 *Modis Professional Services, Inc.....................      20,600         220,163
 *Moog, Inc. Class A...................................         500          13,125
 *Morrison Knudsen Corp................................       7,600          66,025
 Movado Group, Inc.....................................       1,400          33,338
 Murphy Oil Corp.......................................       3,600         203,400
 NCH Corp..............................................         600          27,975
 *NCI Building Systems, Inc............................       1,000          16,625
 *NS Group, Inc........................................       3,500          36,313
 Nabisco Group Holdings Corp...........................      61,000         705,313
 *Nabors Industries, Inc...............................       1,127          29,949
 Nacco Industries, Inc. Class A........................       1,000          48,438
 National Presto Industries, Inc.......................       1,000          35,250
 *National Semiconductor Corp..........................      21,500         913,750
 National Steel Corp. Class B..........................       2,700          15,694
 *Network Equipment Technologies, Inc..................       2,600          32,013
 *Newpark Resources, Inc...............................       5,500          33,000
 Noble Affiliates, Inc.................................       6,000         132,000
 *Noble Drilling Corp..................................      11,700         326,138
 Norfolk Southern Corp.................................      76,300       1,630,913
 Northrop Grumman Corp.................................       6,000         337,125
 *Nuevo Energy Co......................................       3,100          47,856
 *O'Sullivan Industries Holdings, Inc..................       1,500          25,688
 Oakwood Homes Corp....................................       4,000          12,000
 *Oceaneering International, Inc.......................       1,500          19,500
 OceanFirst Financial Corp.............................       1,600          29,650
 *Ocwen Financial Corp.................................      14,200          92,300
 *Officemax, Inc.......................................      31,000         189,875
 *Offshore Logistics, Inc..............................       3,600          35,550
 *#Ohio Casualty Corp..................................       9,900         152,522
 Old Republic International Corp.......................      26,200         327,500
 Olin Corp.............................................       3,800          68,163
 Olsten Corp...........................................      11,200         113,400
 Omnicare, Inc.........................................       9,200         124,775
 *On Command Corp......................................       1,600          23,900
 *Orbital Sciences Corp................................       2,100          29,138
 Oregon Steel Mills, Inc...............................       4,300          34,938
 *Ortel Corp...........................................       3,000         190,875
 Overseas Shipholding Group, Inc.......................       8,300         121,388
 *Owens-Illinois, Inc..................................      31,800         761,213
 Oxford Industries, Inc................................       1,000          21,313
 PMI Group, Inc........................................       4,050         202,247
 PXRE Group, Ltd.......................................       1,000          12,375
 Pacific Century Financial Corp........................      12,800         251,200
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A....................      13,900         651,563
 *Pactiv Corporation...................................      34,400         352,600
 Park Electrochemical Corp.............................       1,000          32,875
 *Park Place Entertainment Corp........................      19,900         256,213
                                                            SHARES           VALUE+
                                                            ------           ------
 *Parker Drilling Co...................................      14,900    $     58,669
 *Paxar Corp...........................................       5,900          50,150
 *Paxson Communications Corp...........................       6,600          75,488
 Penney (J.C.) Co., Inc................................      52,200       1,164,713
 Pep Boys - Manny, Moe & Jack..........................      14,600         141,438
 *Perrigo Co...........................................       5,600          47,075
 *Per-Se Technologies, Inc.............................       2,000          15,031
 *Petco Animal Supplies, Inc...........................       3,200          44,400
 *PetSmart, Inc........................................       3,100          13,466
 *Phelps Dodge Corp....................................      10,973         570,596
 Phillips-Van Heusen Corp..............................       4,600          39,100
 Phoenix Investment Partners, Ltd......................       2,800          21,875
 *Phycor, Inc..........................................      16,800          24,675
 *Pico Holdings, Inc...................................       2,500          38,047
 *Picturetel Corp......................................       3,500          17,336
 Pier 1 Imports, Inc. DE...............................      13,200          91,575
 Pilgrim Pride Corp....................................       2,200          17,050
 *Pioneer Natural Resources Co.........................      19,500         162,094
 Pioneer Standard Electronics, Inc.....................       3,700          49,719
 *#Planet Hollywood, Inc...............................       6,700             673
 *Players International, Inc...........................         600           4,669
 *Polymer Group, Inc...................................       5,200          97,825
 Potlatch Corp.........................................       5,200         210,275
 *Premier Parks, Inc...................................       1,100          27,500
 Presidential Life Corp................................       4,700          83,131
 *Price Communications Corp............................       4,265         106,892
 *Pride International, Inc.............................      13,600         195,500
 *Primark Corp.........................................       5,100         135,469
 *Prime Hospitality Corp...............................      12,600         109,463
 *Protection One, Inc..................................      25,500          44,625
 Pulte Corp............................................      11,200         224,700
 Quanex Corp...........................................       2,000          42,375
 *Quest Diagnostics, Inc...............................       4,600         140,013
 Questar Corp..........................................      13,700         235,469
 *Quorum Health Group, Inc.............................      14,400         129,150
 *R & B Falcon Corp....................................      29,100         360,113
 RJ Reynolds Tobacco Holdings, Inc.....................      22,033         469,578
 RLI Corp..............................................       2,000          68,000
 *RTI International Metals, Inc........................       4,100          27,163
 Radian Group, Inc.....................................       6,500         317,688
 *Rayonier, Inc........................................       3,400         151,088
 *Raytheon Co. Class A.................................      12,000         349,500
 *Raytheon Co. Class B.................................      26,000         797,875
 *Read-Rite Corp.......................................       3,800          20,841
 *Reebok International, Ltd............................      14,200         127,800
 Reliance Bancorp, Inc.................................       1,000          39,344
 Reliance Group Holdings, Inc..........................       2,800          11,200
 *Renaissance Worldwide, Inc...........................      14,900          71,706
 *Rent-Way, Inc........................................       1,000          15,250
 *Republic Bankshares, Inc.............................       1,000          14,094
 Resource America, Inc.................................       2,400          20,175
 Reynolds Metals Co....................................       9,600         600,600
 Riggs National Corp...................................       3,300          46,922
 Roadway Express, Inc..................................       3,000          59,719
 Rock-Tenn Co. Class A.................................       3,800          58,900
 Rollins Truck Leasing Corp............................       9,600         112,800
 *Romac International, Inc.............................      12,000         134,625
 Rouge Industries, Inc. Class A........................       1,000           7,563
 *Rowan Companies, Inc.................................       9,600         164,400
 Russ Berrie & Co., Inc................................       1,700          43,350
 Russell Corp..........................................       5,900          77,069
 *Ryans Family Steak Houses, Inc.......................       5,200          51,188

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ryder System, Inc.....................................      11,700    $    263,981
 Ryerson Tull, Inc.....................................       7,600         155,325
 Ryland Group, Inc.....................................       2,100          47,775
 #SCPIE Holdings, Inc..................................       2,000          69,625
 Safeco Corp...........................................      26,500         628,547
 *Safety-Kleen Corp....................................      15,200         178,600
 Saint Paul Companies, Inc.............................      45,500       1,373,531
 *Saks, Inc............................................      20,600         360,500
 *Santa Fe Snyder Corp.................................       9,000          72,000
 Schulman (A.), Inc....................................       2,100          33,272
 Schweitzer-Maudoit International, Inc.................       2,100          27,825
 *Seacor Smit, Inc.....................................       1,500          77,813
 *Seagate Technology, Inc..............................       2,700          99,900
 *Sears, Roebuck & Co..................................      24,100         823,919
 *Seitel, Inc..........................................       3,700          24,975
 Selective Insurance Group, Inc........................       4,800          84,150
 *Sensormatic Electronics Corp.........................      18,900         301,219
 *Sequa Corp. Class A..................................       1,000          55,625
 Service Corp. International...........................      55,200         417,450
 *Service Experts, Inc.................................       3,000          18,750
 *Shaw Group, Inc......................................       1,300          27,138
 *Shopko Stores, Inc...................................       4,500         102,094
 *Sierra Health Services, Inc..........................       4,100          38,438
 *Silicon Graphics, Inc................................       7,000          66,063
 *Silicon Valley Group, Inc............................       5,800          83,194
 Skyline Corp..........................................       1,200          29,775
 Smart & Final Food, Inc...............................       3,900          26,813
 Smith (A.O.) Corp.....................................       3,000          66,000
 Smith (A.O.) Corp. Convertible Class A................       1,000          21,500
 *Sola International, Inc..............................       4,900          69,825
 *Sonic Automotive, Inc................................       1,000           9,000
 South Jersey Industries, Inc..........................       1,900          55,694
 Southwestern Energy Co................................       7,600          56,525
 Sovereign Bancorp, Inc................................      27,420         242,924
 *SpeedFam-IPEC, Inc...................................       1,200          14,175
 *Spiegel, Inc. Class A Non-Voting.....................       2,100          16,734
 *Sports Authority, Inc................................       3,300           7,013
 Springs Industries, Inc. Class A......................       2,000          80,000
 *Staffmark, Inc.......................................       8,300          66,011
 Standard Motor Products, Inc. Class A.................       5,000          91,563
 Standard Pacific Corp. DE.............................       6,900          75,900
 *Standard Register Co.................................       4,000          84,250
 Starwood Hotels and Resorts Worldwide, Inc............      35,900         801,019
 State Auto Financial Corp.............................       8,200          79,181
 Staten Island Bancorp, Inc............................       6,300         123,244
 Stepan Co.............................................       1,100          26,056
 Stewart & Stevenson Services, Inc.....................       3,900          46,556
 Stewart Information Services Corp.....................       2,000          27,000
 Stone & Webster, Inc..................................       2,000          32,750
 Stride Rite Corp......................................       5,189          33,080
 *#Sunbeam Corp........................................      14,800          73,075
 *#Sunoco, Inc.........................................       9,200         235,175
 *Sunrise Medical, Inc.................................       1,500           9,000
 *Sunterra Corp........................................       3,000          32,250
 *Tech Data Corp.......................................       8,300         203,869
 *Tecumseh Products Co. Class A........................       2,000          96,063
 Tecumseh Products Co. Class B.........................       1,000          43,563
 Tektronix, Inc........................................       3,400         115,600
 Telephone & Data Systems, Inc.........................       4,100         546,069
                                                            SHARES           VALUE+
                                                            ------           ------
 Telxon Corp...........................................       1,100    $     17,359
 Temple-Inland, Inc....................................       4,200         240,450
 *Tenet Healthcare Corp................................      50,500       1,126,781
 Tenneco Automotive, Inc...............................       6,880          54,180
 Terra Industries, Inc.................................       2,000           4,125
 *Tesoro Petroleum Corp................................       5,000          60,000
 Texas Industries, Inc.................................       3,600         130,500
 *Thermedics, Inc......................................       6,400          36,400
 *Thermo Bioanalysis Corp..............................       1,000          17,625
 *Thermo Ecotek Corp...................................       1,000           7,375
 *Thermo Optek Corp....................................       6,600          66,413
 *Thermo-Electron Corp.................................      31,100         466,500
 *ThermoQuest Corp.....................................       4,100          42,281
 Tidewater, Inc........................................       9,800         312,988
 Timken Co.............................................      14,700         281,138
 Titan International, Inc..............................       2,700          17,888
 #Titanium Metals Corp.................................       4,200          22,838
 *Toll Brothers, Inc...................................       5,600         100,100
 *Total Renal Care Holdings, Inc.......................      15,000         106,875
 *Tower Automotive, Inc................................       1,200          18,000
 *Toys R Us, Inc.......................................      48,900         855,750
 Travelers Property Casualty Corp......................      10,400         346,450
 Trenwick Group, Inc...................................         825          16,758
 *Trex Medical Corp....................................       3,000           8,250
 *Trico Marine Services, Inc...........................       7,500          56,016
 *Trinity Industries, Inc..............................       6,200         181,350
 *Triumph Group........................................       1,500          36,469
 *Tuboscope Vetco International, Inc...................       4,500          64,125
 *Twinlab Corp.........................................       3,300          32,175
 *U.S. Office Products, Co.............................       1,600           5,900
 *UAL Corp.............................................       8,900         611,875
 UMB Financial Corp....................................       3,000         121,875
 *US Oncology, Inc.....................................      18,588          88,583
 USX-Marathon Group, Inc...............................      45,500       1,202,906
 USX-US Steel Group....................................      19,000         480,938
 Ultramar Diamond Shamrock Corp........................      13,700         346,781
 *Ultratech Stepper, Inc...............................       3,000          56,719
 *Unifi, Inc...........................................      10,800         143,100
 Unifirst Corp.........................................       1,000          15,188
 Union Pacific Corp....................................      50,700       2,386,069
 Union Pacific Resources Group, Inc....................      30,000         391,875
 *United Rentals, Inc..................................      11,800         203,550
 *United States Home Corp..............................       2,000          51,500
 Unitrin, Inc..........................................      15,800         590,525
 *Unova, Inc...........................................      10,000         131,250
 UnumProvident Corp....................................      37,100       1,208,069
 Valero Energy Corp....................................      13,900         288,425
 Valhi, Inc............................................      18,700         202,194
 *Value City Department Stores, Inc....................       3,800          63,413
 *Varian Medical Systems, Inc..........................       4,900         128,013
 *Venator Group, Inc...................................      27,700         190,438
 *Veritas DGC, Inc.....................................       3,000          43,688
 *Veterinary Centers of America, Inc...................       4,800          53,850
 Vintage Petroleum, Inc................................       6,100          65,194
 *Vishay Intertechnology, Inc..........................      11,000         318,313
 *Volt Information Sciences, Inc.......................       3,000          66,938
 WFS Financial, Inc....................................       3,000          66,844
 Wabash National Corp..................................       4,000          58,750
 Wallace Computer Services, Inc........................       1,900          38,119
 Watsco, Inc. Class A..................................       3,000          32,625
 Watts Industries, Inc. Class A........................       2,300          32,056
 *Webb (Del) Corp......................................       3,000          68,625

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 Wellman, Inc..........................................       4,700    $     74,906
 Werner Enterprises, Inc...............................       1,000          15,000
 Wesco Financial Corp..................................       1,000         275,000
 Westcorp, Inc.........................................       4,000          58,750
 Westvaco Corp.........................................      21,100         636,956
 White Mountains Insurance Group, Inc..................       1,000         118,000
 Whitney Holdings Corp.................................       3,900         148,078
 *Windmere Corp........................................       2,500          35,781
 *Wisconsin Central Transportation Corp................       8,600         120,669
 *Wolverine Tube, Inc..................................       2,000          30,375
 Wolverine World Wide, Inc.............................       2,500          27,344
 Woodward Governor Co..................................       1,600          43,150
 Worthington Industries, Inc...........................      10,300         164,156
 XL Capital, Ltd.......................................       1,830          93,330
 *Xtra Corp............................................       2,000          80,000
 Yankee Energy Systems, Inc............................       1,220          52,079
 *Yellow Corp..........................................       4,200          70,875
 Zenith National Insurance Corp........................       2,300          47,725
 *Ziff-Davis, Inc......................................      21,500         396,406
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $126,790,793)..................................                 125,312,264
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $5,598,188) to be
  repurchased at $5,507,811.
  (Cost $5,507,000)                                        $  5,507    $  5,507,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $132,297,793)++................................                $130,819,264
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $132,397,286.

                See accompanying Notes to Financial Statements.

                           THE U.S. 4-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (97.8%)
 *3Dfx Interactive, Inc................................       5,000    $     44,375
 AAR Corp..............................................      56,500         932,250
 *ACX Technologies, Inc................................      50,000         462,500
 AK Steel Holding Corp.................................     118,538       1,963,286
 *AMF Bowling, Inc.....................................      10,300          32,831
 *Acceptance Insurance Companies, Inc..................      23,600         150,450
 *Advanced Micro Devices, Inc..........................      30,000         847,500
 #Advanta Corp. Class A................................      18,087         315,392
 Advanta Corp. Class B Non-Voting......................      32,227         414,923
 Agco Corp.............................................     103,000       1,306,812
 *Agribrands International, Inc........................      15,600         734,175
 Airborne Freight Corp.................................      49,300       1,143,144
 *Airgas, Inc..........................................     104,400       1,017,900
 *Alaska Air Group, Inc................................      45,800       1,740,400
 Albemarle Corp........................................      19,900         385,562
 Alexander & Baldwin, Inc..............................      74,500       1,699,531
 Alfa Corp.............................................       4,400          77,275
 *Allegheny Corp.......................................       6,426       1,233,792
 *Allen Telecom, Inc...................................      42,700         400,312
 Alliance Bancorp......................................       2,300          45,712
 *Alliance Semiconductor Corp..........................      18,700         269,981
 Alliant Energy Corp...................................      78,100       2,113,581
 Amcol International Corp..............................         800          14,200
 *Amerco, Inc..........................................      25,500         667,781
 *America West Holdings Corp. Class B..................      65,500       1,322,281
 American Annuity Group, Inc...........................      33,500         540,187
 American Business Products, Inc.......................      22,000         235,125
 American Financial Group, Inc.........................      94,200       2,537,512
 *American Freightways Corp............................      48,700         841,597
 American Greetings Corp. Class A......................      35,400         834,112
 *American Homepatient, Inc............................       7,000           5,141
 American National Insurance Co........................       1,100          73,356
 *Ameripath, Inc.......................................       2,100          17,161
 Amerus Life Holdings, Inc. Class A....................      46,200       1,088,587
 *Amresco, Inc.........................................      58,000         116,906
 *Amtran, Inc..........................................       5,700         111,150
 Analogic Corp.........................................         300           8,953
 *Anixter International, Inc...........................      39,700         808,887
 *Ann Taylor Stores Corp...............................      10,000         431,875
 *Antec Corp...........................................       2,100         117,600
 *Applied Graphics Technologies, Inc...................       5,700          53,794
 Applied Industrial Technologies, Inc..................      36,400         623,350
 *Apria Healthcare Group, Inc..........................      24,200         337,287
 *Arch Chemicals, Inc..................................       7,550         117,969
 Arch Coal, Inc........................................      63,600         620,100
 Arctic Cat, Inc.......................................      31,800         323,962
 Argonaut Group, Inc...................................      38,800         897,250
 Arnold Industries, Inc................................      30,200         382,219
 *Arrow Electronics, Inc...............................     211,304       4,833,579
 *Ascent Entertainment Group, Inc......................      24,400         295,087
 *Associated Group, Inc. Class A.......................      22,500       1,700,859
 *Audiovox Corp. Class A...............................      28,200         838,950
 *Aurora Foods, Inc....................................      20,000         180,000
 *Avid Technology, Inc.................................      31,600         352,537
 *Avis Rent A Car, Inc.................................      17,300         330,862
 *Avnet, Inc...........................................      67,969       3,734,047
                                                               SHARES        VALUE+
                                                               ------        ------

 *Aztar Corp...........................................      89,900    $    960,806
 Baldwin & Lyons, Inc. Class B.........................      16,400         339,275
 Bancwest Corp.........................................      50,800       2,238,375
 Bandag, Inc...........................................      16,000         388,000
 Bandag, Inc. Class A..................................      16,700         348,612
 BankAtlantic Bancorp, Inc. Class A....................       1,995           9,102
 BankAtlantic Bancorp, Inc. Class B....................      13,300          74,397
 Bassett Furniture Industries, Inc.....................      22,100         350,837
 *Battle Mountain Gold Co..............................     104,800         262,000
 Bay View Capital Corp.................................      32,300         541,025
 Belo (A.H.) Corp. Class A.............................      24,100         433,800
 Bergen Brunswig Corp. Class A.........................      52,400         432,300
 Berkley (W.R.) Corp...................................      42,400         908,950
 *Berlitz International, Inc...........................       7,700         151,112
 *Bethlehem Steel Corp.................................     225,200       1,407,500
 *Beverly Enterprises..................................     211,600         846,400
 Bindley Western Industries, Inc.......................       9,466         125,424
 *Bio-Rad Laboratories, Inc. Class A...................       6,700         165,406
 Birmingham Steel Corp.................................      44,900         325,525
 Block Drug Co., Inc. Class A..........................      14,511         424,466
 Bob Evans Farms, Inc..................................      15,400         230,519
 *Boca Resorts, Inc....................................      63,800         558,250
 Boise Cascade Corp....................................      50,900       1,762,412
 *Boise Cascade Office Products Corp...................     127,200       1,462,800
 *Bombay Co., Inc......................................      52,300         261,500
 *Borders Group, Inc...................................      14,100         218,550
 Borg Warner Automotive, Inc...........................      22,600         915,300
 Bowater, Inc..........................................      28,400       1,391,600
 Bowne & Co., Inc......................................      77,230         912,279
 *Boyd Gaming Corp.....................................      43,300         267,919
 *Brightpoint, Inc.....................................      56,300         624,578
 Brookline Bancorp, Inc................................       8,300          83,259
 *Brown (Tom), Inc.....................................      34,900         408,984
 Brown Shoe Company, Inc...............................      17,400         274,050
 Brunswick Corp........................................      86,300       1,882,419
 Brush Wellman, Inc....................................      28,400         461,500
 *Budget Group, Inc....................................      58,200         454,687
 *Buffets, Inc.........................................       5,000          53,281
 Burlington Coat Factory Warehouse Corp................      54,500         698,281
 *Burlington Industries, Inc...........................      94,800         349,575
 *Bush Boake Allen, Inc................................       2,800          70,350
 Butler Manufacturing Co...............................       1,600          34,300
 *CB Richard Ellis Services, Inc.......................      32,000         420,000
 *CBRL Group, Inc......................................      98,200       1,086,337
 *CICOR International, Inc.............................      14,250         154,969
 CKE Restaurants, Inc..................................      95,900         617,356
 CNA Surety Corp.......................................       8,000          89,000
 *CSS Industries, Inc..................................      21,600         461,700
 Calgon Carbon Corp....................................      66,600         407,925
 Capital Re Corp.......................................      32,000         440,000
 *Carmike Cinemas, Inc. Class A........................       7,200          90,000
 Carolina First Corp...................................       4,300          88,016
 Carpenter Technology Corp.............................      38,100       1,000,125
 Carter-Wallace, Inc...................................      25,200         455,175
 Cash America International, Inc.......................      16,500         143,344
 *Castle & Cooke, Inc..................................      29,600         373,700
 Castle (A.M.) & Co....................................       9,700         113,975
 *Centex Corp..........................................     108,100       2,567,375

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Central Garden & Pet Co..............................      51,300    $    408,797
 Century Aluminum Co...................................       9,400          92,237
 *Cerner Corp..........................................       1,000          18,969
 *Champion Enterprises, Inc............................      30,900         264,581
 *Charming Shoppes, Inc................................     166,200       1,077,703
 *Checkpoint System, Inc...............................      52,300         415,131
 Chemed Corp...........................................       9,000         234,000
 Chemical Financial Corp...............................         125           3,980
 Chesapeake Corp.......................................      37,400       1,194,462
 *#Chesapeake Energy Corp..............................      44,000         132,000
 Chiquita Brands International, Inc....................     123,400         539,875
 *Chris-Craft Industries, Inc..........................      42,352       2,938,170
 Circle International, Inc.............................       4,800         116,100
 *Cirrus Logic, Inc....................................      46,200         641,025
 *Citation Corp........................................      29,100         492,881
 Cleveland Cliffs, Inc.................................      20,400         596,700
 Coachmen Industries, Inc..............................      15,000         214,687
 *Coherent, Inc........................................      12,000         317,250
 Columbus McKinnon Corp................................       1,700          17,531
 *Comfort Systems USA, Inc.............................      19,900         164,175
 Commerce Group, Inc...................................      62,000       1,728,250
 Commercial Metals Co..................................      25,500         816,000
 Commonwealth Bancorp, Inc.............................       1,400          23,187
 Community Trust Bancorp, Inc..........................       3,300          70,537
 *Compucom Systems, Inc................................      36,500         115,203
 *CompUSA, Inc.........................................      49,200         289,050
 *Consolidated Freightways Corp........................      16,000         145,500
 Consolidated Papers, Inc..............................      19,300         564,525
 *Consolidated Stores Corp.............................     118,100       1,860,075
 Cooper Tire & Rubber Co...............................      88,300       1,324,500
 *Cordant Technologies, Inc............................       6,000         174,750
 Corn Products International, Inc......................      71,140       2,232,017
 *Cort Business Services Corp..........................      20,000         390,000
 Corus Bankshares, Inc.................................      10,300         293,550
 *Covenant Transport, Inc. Class A.....................      10,800         156,937
 *Coventry Health Care, Inc............................      33,900         195,984
 *Credit Acceptance Corp...............................      65,800         265,256
 Cross Timbers Oil Co..................................      18,700         190,506
 Cummins Engine Co., Inc...............................      56,000       2,268,000
 Curtiss-Wright Corp...................................       3,500         133,000
 *DVI, Inc.............................................      24,500         343,000
 Dain Rauscher Corp....................................       8,000         389,500
 *Delphi Financial Group, Inc. Class A.................      22,945         711,324
 Deltic Timber Corp....................................       1,700          43,775
 Detroit Diesel Corp...................................      30,900         567,787
 Dime Community Bancorp, Inc...........................      14,500         288,641
 Dimon, Inc............................................      53,800         181,575
 *Discount Auto Parts, Inc.............................      30,900         426,806
 *Dollar Thrifty Automotive Group, Inc.................      12,900         254,775
 Downey Financial Corp.................................      45,500         915,687
 *Dress Barn, Inc......................................      35,000         599,375
 *Dura Automotive Systems, Inc.........................      21,050         436,130
 *Dura Pharmaceuticals, Inc............................      67,000         873,094
 ENSCO International, Inc..............................       9,200         184,575
 *Eagle Geophysical, Inc...............................       1,317              53
 Earthgrains Co........................................      40,300         730,437
 *Electro Rent Corp....................................         300           3,553
 *Electroglas, Inc.....................................      17,900         509,591
 Energen Corp..........................................      11,400         219,450
 Enhance Financial Services Group, Inc.................      61,100       1,046,337
 *Enserch Exploration Corp.............................      54,933         144,199
                                                               SHARES        VALUE+
                                                               ------        ------

 *Esterline Technologies Corp..........................      30,500    $    383,156
 Ethyl Corp............................................      71,800         300,662
 Everest Reinsurance Holdings, Inc.....................      80,600       1,914,250
 *Extended Stay America, Inc...........................     233,600       1,795,800
 FBL Financial Group, Inc. Class A.....................      50,500         877,437
 *FMC Corp.............................................       5,400         261,900
 *FSI International, Inc...............................       2,100          19,753
 *Fairchild Corp. Class A..............................      26,636         193,111
 Farmer Brothers Co....................................       1,500         249,750
 *Federal-Mogul Corp...................................     140,700       3,139,369
 Fidelity National Financial, Inc......................      66,800       1,006,175
 Financial Security Assurance Holdings, Ltd............      14,200         749,937
 *Finish Line, Inc. Class A............................      24,300         160,228
 First American Financial Corp.........................      52,900         681,087
 First Citizens Bancshares, Inc. NC....................      14,000       1,018,500
 *First Republic Bank..................................       6,600         155,512
 First Sentinel Bancorp, Inc...........................      37,400         311,472
 First Washington Bancorp, Inc.........................      15,270         252,909
 *FirstFed Financial Corp. DE..........................      34,700         535,681
 *Fisher Scientific, International, Inc................      13,000         346,125
 Flagstar Bancorp, Inc.................................       1,700          27,147
 Fleetwood Enterprises, Inc............................       4,500          94,500
 Fleming Companies, Inc................................      64,700         780,444
 Florida East Coast Industries, Inc....................      24,100         982,075
 Florida Rock Industries, Inc..........................      12,800         400,000
 *Forest Oil Corp......................................      30,100         344,269
 Foster Wheeler Corp...................................      70,100         714,144
 Freedom Securities Corp...............................      13,200         172,425
 Fremont General Corp..................................     105,100         532,069
 *Fritz Companies, Inc.................................      43,100         424,266
 Frontier Insurance Group, Inc.........................      69,800         209,400
 *GATX Corp............................................      10,400         341,900
 *GC Companies, Inc....................................       6,900         194,494
 *General Communications, Inc. Class A.................      47,400         194,044
 Gerber Scientific, Inc................................       1,000          19,250
 Gibraltar Steel Corp..................................       4,400         104,225
 Glatfelter (P.H.) Co..................................      72,300         930,862
 *Glenayre Technologies, Inc...........................      69,700         325,630
 *Global Industrial Technologies, Inc..................      19,600         247,450
 *Grand Union Co.......................................      16,200         171,112
 Great Atlantic & Pacific Tea Co., Inc.................      57,500       1,462,656
 *Grey Wolf, Inc.......................................      38,000         104,500
 *Griffon Corp.........................................      48,100         369,769
 *Group Maintenance America Corp.......................       8,000          73,000
 Guarantee Life Companies, Inc.........................      13,300         418,534
 Guilford Mills, Inc...................................      45,350         328,787
 *HS Resources, Inc....................................      32,300         417,881
 *Ha-Lo Industries, Inc................................      47,000         293,750
 *Hadco Corp...........................................       6,300         297,675
 *Handleman Co.........................................      40,700         628,306
 *Hanger Orthopedic Group, Inc.........................      10,000         102,500
 Harbor Florida Bancshares, Inc........................      23,600         298,687
 Harleysville Group, Inc...............................      59,000         886,844
 Harman International Industries, Inc..................      17,300         890,950
 *Harris Corp..........................................      40,300         846,300
 Heilig-Meyers Co......................................     113,300         410,712
 Helmerich & Payne, Inc................................      85,000       1,923,125
 *Hexcel Corp..........................................       1,600           9,500
 Hollinger International, Inc. Class A.................     116,200       1,459,762
 *Hollywood Entertainment Corp.........................      34,800         492,637

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Hollywood Park, Inc..................................      19,400    $    391,637
 *Homebase, Inc........................................      21,200          72,875
 *Homestead Village, Inc...............................      55,800         132,525
 Horton (D.R.), Inc....................................     144,900       1,992,375
 *Houston Exploration Co...............................      16,000         320,000
 Hughes Supply, Inc....................................      36,500         864,594
 *Humana, Inc..........................................     185,200       1,296,400
 Hunt (J.B.) Transport Services, Inc...................      61,100         807,666
 *Hutchinson Technology, Inc...........................      33,200         612,125
 *Hypercom Corp........................................      64,300         606,831
 IBP, Inc..............................................      56,500       1,246,531
 *IDT Corp.............................................       5,000         113,594
 IMC Global, Inc.......................................     183,000       2,950,875
 IMCO Recycling, Inc...................................      26,600         342,475
 *IT Group, Inc .......................................      10,200         106,463
 *Ikon Office Solutions, Inc...........................     254,800       1,703,975
 *Imation Corp.........................................      56,600       1,821,812
 Imperial Sugar Co.....................................      18,000          72,000
 *Inacom Corp..........................................      65,000         385,937
 Independence Community Bank Corp......................       9,300         104,334
 *Information Resources, Inc...........................      42,800         427,331
 Ingles Market, Inc. Class A...........................      15,500         181,641
 *Ingram Micro, Inc....................................      83,100       1,106,269
 *Inprise Corp.........................................       4,000          35,750
 *Input/Output, Inc....................................      84,300         453,112
 *Integrated Device Technology, Inc....................      53,700       1,263,628
 *Integrated Electrical Services, Inc..................      17,300         183,812
 Interface, Inc. Class A...............................      69,700         315,828
 *Intergraph Corp......................................      84,300         378,033
 *Interim Services, Inc................................      76,000       1,401,250
 Intermet Corp.........................................      17,300         174,081
 International Multifoods Corp.........................      14,300         199,306
 *International Rectifier Corp.........................      71,200       1,441,800
 *International Speciality Products, Inc...............     109,600         917,900
 Interpool, Inc........................................      47,800         424,225
 *Ionics, Inc..........................................      17,000         453,688
 *JDA Software Group, Inc..............................       9,600         134,700
 JSB Financial, Inc....................................      12,700         750,888
 *Jones Apparel Group, Inc.............................       4,141         110,513
 *#Just for Feet, Inc..................................      13,100          16,375
 Justin Industries, Inc................................      40,200         624,356
 *Kaiser Aluminum Corp.................................     153,100       1,014,288
 Kaman Corp. Class A...................................      30,300         360,759
 Kellwood Co...........................................      29,400         610,050
 *Kemet Corp...........................................      15,400         556,806
 Kennametal, Inc.......................................      47,500       1,579,375
 *Kent Electronics Corp................................      27,700         635,369
 *Key Energy Group, Inc................................     136,000         680,000
 *Komag, Inc...........................................      18,500          43,359
 *Kulicke & Soffa Industries, Inc......................      18,100         644,247
 LNR Property Corp.....................................      42,800         754,350
 LTV Corp..............................................     175,200         613,200
 *Laboratory Corp. of America Holdings, Inc............      28,700         107,625
 Lafarge Corp..........................................      86,600       2,338,200
 *Lakes Gaming, Inc....................................       7,550          64,883
 *Lam Research Corp....................................      18,000       1,393,875
 Landamerica Financial Group, Inc......................      29,200         567,575
 *Landrys Seafood Restaurants, Inc.....................      15,300         135,070
 *Lanier Worldwide, Inc................................      40,300         161,200
 *Lattice Semiconductor Corp...........................      18,800         841,888
                                                               SHARES        VALUE+
                                                               ------        ------

 Lawson Products, Inc..................................       6,000    $    137,438
 Lennar Corp...........................................       5,200          84,825
 Liberty Corp..........................................      19,300         882,975
 *Liberty Financial Companies, Inc.....................      74,200       1,743,700
 *Loews Cineplex Entertainment Corp....................     123,200         800,800
 *Lone Star Steakhouse Saloon..........................      61,300         462,623
 Longs Drug Stores Corp................................      12,800         321,600
 Longview Fibre Co.....................................      60,300         768,825
 *Louis Dreyfus Natural Gas Corp.......................      58,200       1,047,600
 *Louisiana-Pacific Corp...............................     127,700       1,564,325
 Lubrizol Corp.........................................      32,500         889,688
 Luby's Cafeterias, Inc................................      20,500         238,313
 *Lyondell Chemical Co.................................      61,200         856,800
 M.A. Hanna Co.........................................      89,100         929,981
 MDC Holdings, Inc.....................................      32,600         486,963
 *MEMC Electronic Materials, Inc.......................      35,000         420,000
 *MRV Communications, Inc..............................       2,000          63,938
 *MS Carriers, Inc.....................................      14,600         382,338
 MTS Systems Corp......................................       6,100          61,095
 *Magellan Health Services, Inc........................       9,895          61,844
 *Magnetek, Inc........................................      49,200         329,025
 Mallinckrodt, Inc.....................................      48,600       1,615,950
 *Mandalay Resort Group................................     156,200       3,641,413
 *Manor Care, Inc......................................      58,100       1,165,631
 Marcus Corp...........................................      31,500         401,625
 *Marine Drilling Companies, Inc.......................       5,000          84,375
 *Marine Transport Corp................................          20              53
 Mark IV Industries, Inc...............................      56,000       1,050,000
 *Maxxam, Inc..........................................      10,500         477,094
 *Metals USA, Inc......................................      65,500         548,563
 *Metromedia International Group, Inc..................     135,000         607,500
 Michael Foods, Inc....................................       4,500         113,203
 *Michaels Stores, Inc.................................      28,600         898,219
 *Micro Warehouse, Inc.................................      54,000         636,188
 *Mid Atlantic Medical Services, Inc...................      37,300         298,400
 Midland Co............................................       7,600         175,750
 Mikasa, Inc...........................................      19,000         206,625
 Milacron, Inc.........................................      29,200         425,225
 Millennium Chemicals, Inc.............................     134,500       2,631,156
 Mine Safety Appliances Co.............................       7,000         441,000
 Mississippi Chemical Corp.............................      22,900         121,656
 Mitchell Energy & Development Corp. Class A...........       6,100         143,731
 Mitchell Energy & Development Corp. Class B...........       9,500         218,500
 *Modis Professional Services, Inc.....................     118,700       1,268,606
 *Mondavi (Robert) Corp. Class A.......................         400          15,350
 *Moog, Inc. Class A...................................       4,000         105,000
 *Moog, Inc. Class B...................................       1,000          40,281
 *Morrison Knudsen Corp................................      47,100         409,181
 *N & F Worldwide Corp.................................      17,200          94,600
 NCH Corp..............................................       7,700         359,013
 *NCI Building Systems, Inc............................       8,500         141,313
 *NS Group, Inc........................................      13,900         144,213
 *Nabors Industries, Inc...............................      23,882         634,379
 Nacco Industries, Inc. Class A........................      10,800         523,125
 National Presto Industries, Inc.......................      11,900         419,475
 *National Processing, Inc.............................      17,600         151,800
 National Steel Corp. Class B..........................      50,575         293,967
 *Network Equipment Technologies, Inc..................       2,000          24,625
 *Newpark Resources, Inc...............................      26,000         156,000

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Nortek, Inc..........................................       9,800    $    252,350
 *Nuevo Energy Co......................................      35,400         546,488
 *O'Sullivan Industries Holdings, Inc..................      18,100         309,963
 *Oak Technology, Inc..................................       2,700          17,381
 *Oceaneering International, Inc.......................      18,000         234,000
 OceanFirst Financial Corp.............................      22,400         415,100
 *Ocwen Financial Corp.................................      95,900         623,350
 *Officemax, Inc.......................................     314,200       1,924,475
 *Offshore Logistics, Inc..............................      21,200         209,350
 *Ogden Corp...........................................     109,400       1,422,200
 *#Ohio Casualty Corp..................................     108,000       1,663,875
 Old Republic International Corp.......................     148,400       1,855,000
 Olin Corp.............................................       8,300         148,881
 Olsten Corp...........................................     117,500       1,189,688
 Omnicare, Inc.........................................     200,000       2,712,500
 *On Command Corp......................................      17,100         255,431
 *Orbital Sciences Corp................................      17,700         245,588
 Oregon Steel Mills, Inc...............................      44,700         363,188
 Oshkosh Truck Corp. Class B...........................       8,550         236,194
 Overseas Shipholding Group, Inc.......................      81,700       1,194,863
 PMI Group, Inc........................................      21,450       1,071,159
 PXRE Group, Ltd.......................................      17,200         212,850
 Pacific Century Financial Corp........................     137,200       2,692,550
 Park Electrochemical Corp.............................       6,500         213,688
 *Parker Drilling Co...................................     123,700         487,069
 *Patterson Energy, Inc................................       5,800          73,406
 *Paxar Corp...........................................      68,200         579,700
 *Paxson Communications Corp...........................      24,600         281,363
 Penn Virginia Corp....................................       4,400          78,925
 Penzoil Quaker State Co...............................      53,436         554,399
 Pep Boys - Manny, Moe & Jack..........................      91,900         890,281
 *Perrigo Co...........................................      61,000         512,781
 *Per-Se Technologies, Inc.............................      24,700         185,636
 *Petco Animal Supplies, Inc...........................      16,600         230,325
 *PetSmart, Inc........................................      34,900         151,597
 *Phelps Dodge Corp....................................      16,713         869,076
 Phillips-Van Heusen Corp..............................      47,500         403,750
 Phoenix Investment Partners, Ltd......................      75,600         590,625
 *Phycor, Inc..........................................     128,900         189,322
 *Pico Holdings, Inc...................................       4,200          63,919
 *Picturetel Corp......................................      69,100         342,261
 Pier 1 Imports, Inc. DE...............................      38,000         263,625
 Pilgrim Pride Corp....................................      12,000          93,000
 *Pioneer Natural Resources Co.........................     199,600       1,659,175
 Pioneer Standard Electronics, Inc.....................      48,200         647,688
 *Players International, Inc...........................      11,800          91,819
 *Polymer Group, Inc...................................      55,500       1,044,094
 Potlatch Corp.........................................      45,700       1,847,994
 *Premier Parks, Inc...................................      11,900         297,500
 Presidential Life Corp................................      45,100         797,706
 *Price Communications Corp............................      35,772         896,536
 *Pride International, Inc.............................      86,700       1,246,313
 *Primark Corp.........................................      45,700       1,213,906
 *Prime Hospitality Corp...............................      89,300         775,794
 *Procurenet, Inc......................................      13,000               0
 *Protection One, Inc..................................     228,300         399,525
 Pulte Corp............................................      74,500       1,494,656
 Quanex Corp...........................................      24,800         525,450
 *Quest Diagnostics, Inc...............................      52,200       1,588,838
 Questar Corp..........................................     102,400       1,760,000
 *Quorum Health Group, Inc.............................       2,200          19,731
 *R & B Falcon Corp....................................     379,800       4,700,025
                                                               SHARES        VALUE+
                                                               ------        ------

 RLI Corp..............................................      16,650    $    566,100
 *RTI International Metals, Inc........................      20,100         133,163
 Radian Group, Inc.....................................       5,706         278,881
 Range Resources Corp..................................       9,600          31,800
 *Rayonier, Inc........................................      28,100       1,248,694
 *Read-Rite Corp.......................................      83,000         455,203
 *Reebok International, Ltd............................      86,500         778,500
 Reliance Bancorp, Inc.................................      11,800         464,256
 Reliance Group Holdings, Inc..........................     197,800         791,200
 *Remec, Inc...........................................       4,400          56,375
 *Rent-Way, Inc........................................      10,500         160,125
 Resource America, Inc.................................      38,300         321,959
 Resource Bancshares Mortgage Group, Inc...............      30,200         152,888
 Riggs National Corp...................................      35,600         506,188
 Roadway Express, Inc..................................       5,500         109,484
 Rock-Tenn Co. Class A.................................      38,400         595,200
 Rollins Truck Leasing Corp............................      97,110       1,141,043
 *Romac International, Inc.............................     109,300       1,226,209
 Rouge Industries, Inc. Class A........................       4,500          34,031
 Russ Berrie & Co., Inc................................      14,300         364,650
 Russell Corp..........................................      58,600         765,463
 *Ryans Family Steak Houses, Inc.......................      47,600         468,563
 Ryder System, Inc.....................................     122,300       2,759,394
 Ryerson Tull, Inc.....................................      30,718         627,799
 Ryland Group, Inc.....................................      26,900         611,975
 *S3, Inc..............................................      37,928         320,018
 #SCPIE Holdings, Inc..................................      19,300         671,881
 *Safety-Kleen Corp....................................     120,200       1,412,350
 *Santa Fe Snyder Corp.................................      20,700         165,600
 Schulman (A.), Inc....................................      14,000         221,813
 Seaboard Corp.........................................         540         126,360
 *Seacor Smit, Inc.....................................      19,400       1,006,375
 *Seitel, Inc..........................................      39,900         269,325
 Selective Insurance Group, Inc........................      47,300         829,228
 *Sensormatic Electronics Corp.........................     168,000       2,677,500
 *Sequa Corp. Class A..................................      12,400         689,750
 *Sequa Corp. Class B..................................       3,100         195,300
 *Shaw Group, Inc......................................       5,200         108,550
 *Shiloh Industries, Inc...............................       7,300          63,419
 *Shopko Stores, Inc...................................      22,300         505,931
 *Sierra Health Services, Inc..........................      42,600         399,375
 *Silicon Graphics, Inc................................      31,200         294,450
 *Silicon Valley Group, Inc............................      56,700         813,291
 Skyline Corp..........................................      17,400         431,738
 Smart & Final Food, Inc...............................      25,600         176,000
 Smith (A.O.) Corp.....................................      22,750         500,500
 Smith (A.O.) Corp. Convertible Class A................      10,400         223,600
 *Sola International, Inc..............................      52,200         743,850
 *Sonic Automotive, Inc................................      10,000          90,000
 South Jersey Industries, Inc..........................      23,800         697,638
 *#Southern Pacific Funding Corp.......................         200               5
 Southwestern Energy Co................................      39,500         293,781
 Sovereign Bancorp, Inc................................     118,200       1,047,178
 *SpeedFam-IPEC, Inc...................................      32,900         388,631
 *Spiegel, Inc. Class A Non-Voting.....................       2,000          15,938
 Springs Industries, Inc. Class A......................      18,000         720,000
 St. Joe Corp..........................................       5,500         123,063
 St. Mary Land & Exploration Co........................       4,400          93,088
 *Staffmark, Inc.......................................      48,000         381,750

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Standard Motor Products, Inc. Class A.................       9,100    $    166,644
 Standard Pacific Corp. DE.............................      67,800         745,800
 *Standard Register Co.................................      48,100       1,013,106
 Starrett (L.S.) Co. Class A...........................       2,000          47,625
 State Auto Financial Corp.............................      10,000          96,563
 Staten Island Bancorp, Inc............................       2,000          39,125
 Stepan Co.............................................      13,500         319,781
 Stewart & Stevenson Services, Inc.....................      48,400         577,775
 Stewart Enterprises, Inc..............................     222,300       1,135,814
 Stewart Information Services Corp.....................       4,800          64,800
 Stone & Webster, Inc..................................      22,700         371,713
 Stride Rite Corp......................................      31,500         200,813
 *#Sunbeam Corp........................................     222,300       1,097,606
 *Sunterra Corp........................................      31,500         338,625
 *Swift Energy Corp....................................       5,700          63,413
 *Sybase, Inc..........................................      43,400         701,181
 TJ International, Inc.................................       9,000         374,906
 Talbots, Inc..........................................      15,400         746,900
 *Tecumseh Products Co. Class A........................      26,000       1,248,813
 Tecumseh Products Co. Class B.........................       6,800         296,225
 Terra Industries, Inc.................................     128,800         265,650
 *Tesoro Petroleum Corp................................      55,400         664,800
 Texas Industries, Inc.................................      36,400       1,319,500
 The Dexter Corp.......................................      27,800       1,004,275
 *Thermedics, Inc......................................      47,600         270,725
 *Thermo Ecotek Corp...................................       6,800          50,150
 *Thermo-Electron Corp.................................      42,500         637,500
 *ThermoQuest Corp.....................................       3,000          30,938
 Thomas Industries, Inc................................         500           8,063
 Tidewater, Inc........................................      81,200       2,593,325
 Timken Co.............................................     160,400       3,067,650
 Titan International, Inc..............................      36,000         238,500
 #Titanium Metals Corp.................................      54,500         296,344
 *Toll Brothers, Inc...................................      42,700         763,263
 Toro Co...............................................      14,200         460,613
 *Total Renal Care Holdings, Inc.......................      68,200         485,925
 *Tower Automotive, Inc................................      28,600         429,000
 Trenwick Group, Inc...................................      12,157         246,939
 *Triad Hospitals, Inc.................................       2,000          24,688
 *Trinity Industries, Inc..............................       1,400          40,950
 *Triumph Group........................................       3,800          92,388
 *Tuboscope Vetco International, Inc...................      27,400         390,450
 *Twinlab Corp.........................................      25,900         252,525
 U.S. Freightways Corp.................................       7,900         330,319
 *U.S. Office Products, Co.............................       5,500          20,281
 UMB Financial Corp....................................      28,300       1,149,688
 *US Oncology, Inc.....................................      74,706         356,021
 USX-US Steel Group....................................      56,200       1,422,563
 Ultramar Diamond Shamrock Corp........................     139,400       3,528,563
 *Ultratech Stepper, Inc...............................      26,800         506,688
 *Unifi, Inc...........................................      82,300       1,090,475
 *#United Companies Financial Corp.....................      15,500           1,356
 *United Rentals, Inc..................................     113,200       1,952,700
 *United States Home Corp..............................      23,100         594,825
 *Universal Corporation................................       9,300         238,894
 *Unova, Inc...........................................      95,400       1,252,125
 Valero Energy Corp....................................      97,200       2,016,900
 Valhi, Inc............................................     118,000       1,275,875
                                                               SHARES        VALUE+
                                                               ------        ------

 Valmont Industries, Inc...............................       2,000    $     35,250
 *Value City Department Stores, Inc....................      49,700         829,369
 *Venator Group, Inc...................................     218,500       1,502,188
 *Veritas DGC, Inc.....................................      39,900         581,044
 *Veterinary Centers of America, Inc...................      53,000         594,594
 Vintage Petroleum, Inc................................      35,700         381,544
 *Vishay Intertechnology, Inc..........................      95,356       2,759,364
 *Volt Information Sciences, Inc.......................      28,000         624,750
 WFS Financial, Inc....................................      13,100         291,884
 Wabash National Corp..................................      38,900         571,344
 Wackenhut Corp. Class B Non-Voting....................       1,000          10,125
 Wallace Computer Services, Inc........................      85,300       1,711,331
 Watsco, Inc. Class A..................................      26,300         286,013
 Watts Industries, Inc. Class A........................      28,500         397,219
 *Webb (Del) Corp......................................      31,600         722,850
 Weis Markets, Inc.....................................       3,400         139,613
 Wellman, Inc..........................................      52,500         836,719
 Werner Enterprises, Inc...............................      47,400         711,000
 Wesco Financial Corp..................................       2,775         763,125
 West Pharmaceutical Services, Inc.....................       7,700         269,019
 Westcorp, Inc.........................................      37,600         552,250
 White Mountains Insurance Group, Inc..................       4,600         542,800
 *Windmere Corp........................................      38,300         548,169
 *Wisconsin Central Transportation Corp................      21,000         294,656
 Woodward Governor Co..................................      11,500         310,141
 Worthington Industries, Inc...........................      42,200         672,563
 *Xtra Corp............................................      20,400         816,000
 Yankee Energy Systems, Inc............................       9,250         394,859
 *Yellow Corp..........................................      43,200         729,000
 Zenith National Insurance Corp........................      27,800         576,850
 *Ziff-Davis, Inc......................................      18,200         335,563
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $381,492,757)..................................                 351,883,098
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $8,103,313) to be
   repurchased at $7,980,175.
   (Cost $7,979,000)...................................    $  7,979       7,979,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $389,471,757)++................................                $359,862,098
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $389,673,427.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (98.6%)
 *3-D Systems Corp.....................................      130,700   $    1,010,883
 *3Dfx Interactive, Inc................................      139,895        1,241,568
 *800-Jr Cigar, Inc....................................        1,000            8,375
 *A.C. Moore Arts & Crafts, Inc........................       62,400          308,100
 AAR Corp..............................................      477,900        7,885,350
 ABC Bancorp...........................................       15,900          209,681
 *ABC Rail Products Corp...............................       55,400          616,325
 *ACT Manufacturing, Inc...............................       48,050        1,467,027
 *ACT Networks, Inc....................................      156,700        1,273,187
 *ACX Technologies, Inc................................      314,000        2,904,500
 *ADE Corp.............................................      141,900        2,540,897
 *AEP Industries, Inc..................................       71,350        2,104,825
 *AG Services America, Inc.............................        2,900           42,594
 AK Steel Holding Corp.................................      169,241        2,803,054
 *AMF Bowling, Inc.....................................        4,600           14,662
 *#ARV Assisted Living, Inc............................      227,900          470,044
 ASB Financial Corp....................................       14,700          159,403
 Abington Bancorp, Inc.................................       42,700          548,428
 Abrams Industries, Inc................................       10,000           40,625
 *Abraxas Petroleum Corp...............................       88,200           90,956
 *Acceptance Insurance Companies, Inc..................      278,100        1,772,887
 Aceto Corp............................................       82,960          938,485
 *Acme Electric Corp...................................       56,000          372,750
 *Acme United Corp.....................................        8,700            9,244
 *Acorn Products, Inc..................................       16,000           33,000
 *Active Voice Corp....................................       49,900        1,347,300
 *Acuson Corp..........................................        4,400           50,875
 Adams Resources & Energy, Inc.........................        6,600           57,750
 *Adaptive Broadband Corp..............................      139,200        5,550,600
 *Adept Technology, Inc................................      143,600          919,937
 *Advance Lighting Technologies, Inc...................       90,500          500,578
 *#Advanced Aerodynamics & Structures, Inc.............        5,000           10,078
 *Advanced Communications Group, Inc...................      188,300        1,494,631
 *Advanced Digital Information Corp....................       16,500          736,312
 *Advanced Magnetics, Inc..............................       86,400          307,800
 Advanced Marketing Services, Inc......................       92,250        1,882,477
 *Advanced Neuromodulation Systems, Inc................       92,360          689,814
 Advanta Corp. Class A.................................      115,413        2,012,514
 Advanta Corp. Class B Non-Voting......................      179,325        2,308,809
 Advest Group, Inc.....................................       99,100        1,777,606
 *Aehr Test Systems....................................       81,400          404,456
 *Aerovox, Inc.........................................       60,800          167,200
 *Aetrium, Inc.........................................        5,200           27,787
 *Aftermarket Technology Corp..........................       41,600          358,800
 Agco Corp.............................................      709,500        9,001,781
 *Agribiotech, Inc.....................................       89,200          287,112
 *Agribrands International, Inc........................       45,100        2,122,519
 *#Aht Corp............................................      163,900          732,428
 *Air Methods Corp.....................................       96,500          346,797
 *Airgas, Inc..........................................      220,900        2,153,775
 *Airnet Systems, Inc..................................       39,600          212,850
 *Airtran Holdings, Inc................................       14,600           66,841
 Alamo Group, Inc......................................      103,300        1,033,000
 *Albany International Corp. Class A...................        6,000          101,250
                                                               SHARES          VALUE+
                                                               ------          ------
 Alba-Waldensian, Inc..................................        9,400   $      171,550
 *Aldila, Inc..........................................      178,100          236,539
 Alfa Corp.............................................      119,900        2,105,744
 Alico, Inc............................................       79,400        1,280,325
 *Align-Rite International, Inc........................       56,400        1,069,837
 *All Amer Semiconductor Inc...........................        7,860           25,422
 Allen Organ Co. Class B...............................        5,000          190,312
 *Allen Telecom, Inc...................................      302,600        2,836,875
 Alliance Bancorp......................................      132,320        2,629,860
 *Alliance Pharmaceuticals Corp........................       14,400           64,350
 *Alliance Semiconductor Corp..........................      455,900        6,582,056
 *Allied Healthcare Products, Inc......................      130,000          377,812
 *Allied Holdings, Inc.................................       96,600          676,200
 Allied Products Corp..................................      190,400          690,200
 *Allied Research Corp.................................       60,600          386,325
 *Allin Communications Corp............................       90,000          450,000
 *Allou Health & Beauty Care, Inc. Class A.............       71,900          525,769
 *Allstars Systems, Inc................................       68,500           97,398
 *Alpha Industries, Inc................................       41,300        2,499,941
 *Alpha Technologies Group, Inc........................       74,400          462,675
 *Alphanet Solutions, Inc..............................       74,800          350,625
 *Alternative Resources Corp...........................          600            3,169
 *Alterra Healthcare Corp..............................      472,000        3,569,500
 Ambanc Holding Co., Inc...............................       58,900          933,197
 *Ambassadors, Inc.....................................       34,900          426,434
 Amcast Industrial Corp................................      143,800        2,013,200
 Amcol International Corp..............................       25,600          454,400
 *Amerco, Inc..........................................       36,400          953,225
 *America West Holdings Corp. Class B..................      152,400        3,076,575
 American Bank of Connecticut..........................       46,600        1,124,225
 American Biltrite, Inc................................       41,000          609,875
 American Business Products, Inc.......................      200,000        2,137,500
 *American Coin Merchandising, Inc.....................       43,900          113,866
 *American Ecology Corp................................       51,900           82,716
 *American Freightways Corp............................      602,000       10,403,312
 *American Healthcorp, Inc.............................        2,500           12,344
 *American Homepatient, Inc............................      163,700          120,217
 *American Homestar Corp...............................       62,800          258,069
 *American Indemnity Finl Escrow.......................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      249,000        1,462,875
 *American Mobile Satellite Corp.......................      217,200        3,427,687
 *American Pacific Corp................................       92,500          679,297
 *American Physicians Services Group, Inc..............       44,400          215,062
 *American Precision Industries, Inc...................       53,600          582,900
 *American Retirement Corp.............................        6,000           51,750
 *American Skiing Co...................................       16,000           64,000
 *American Software, Inc. Class A......................      204,500        1,012,914
 *American Technical Ceramics Corp.....................       43,200          599,400
 American Vanguard Corp................................        7,040           37,400
 American Woodmark Corp................................       35,010          723,175
 Americana Bancorp, Inc................................       25,630          426,900

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Amerihost Properties, Inc............................       70,000   $      235,156
 *Ameripath, Inc.......................................      239,200        1,954,712
 *Ameristar Casinos, Inc...............................      164,100          646,144
 Ameron, Inc...........................................       44,900        1,939,119
 Amerus Life Holdings, Inc. Class A....................       73,785        1,738,559
 *Ames Department Stores, Inc..........................      121,100        3,212,934
 *Amistar Corp.........................................       42,300           48,248
 Ampco-Pittsburgh Corp.................................      190,100        2,340,606
 Amplicon, Inc.........................................       16,200          171,112
 *Amrep Corp...........................................       91,492          434,587
 *Amresco, Inc.........................................      659,800        1,329,909
 *Amtran, Inc..........................................      117,000        2,281,500
 Amwest Insurance Group, Inc...........................       56,340          394,380
 *Anadigics, Inc.......................................       57,100        2,562,362
 Analogic Corp.........................................       80,700        2,408,391
 *Anaren Microwave, Inc................................        4,300          187,319
 Anchor Bancorp Wisconsin, Inc.........................       57,312          915,201
 Andersons, Inc........................................       59,100          515,278
 Andover Bancorp, Inc. DE..............................       71,825        2,156,995
 Angelica Corp.........................................      172,400        1,724,000
 *Anicom, Inc..........................................      285,200        1,323,506
 *Ann Taylor Stores Corp...............................       57,900        2,500,556
 *Antec Corp...........................................      181,000       10,136,000
 Apogee Enterprises, Inc...............................        2,200           13,200
 *Apple Orthodontix, Inc...............................       45,900           22,950
 *Applied Digital Solutions, Inc.......................       18,500          116,203
 *Applied Extrusion Technologies, Inc..................      202,700        1,298,547
 *Applied Films Corp...................................       38,000          169,812
 *Applied Graphics Technologies, Inc...................      220,900        2,084,744
 Applied Industrial Technologies, Inc..................      470,000        8,048,750
 *Applied Microsystems Corp............................      112,200          946,687
 Applied Signal Technologies, Inc......................       91,300        1,243,962
 *Apria Healthcare Group, Inc..........................        6,200           86,412
 *Aquila Biopharmaceuticals, Inc.......................      101,000          145,187
 *Arcadia Financial, Ltd...............................      579,500        2,607,750
 *Arch Chemicals, Inc..................................       18,100          282,812
 Arch Coal, Inc........................................      327,600        3,194,100
 *Arch Communications Group, Inc.......................       95,800          609,228
 Arctic Cat, Inc.......................................      232,000        2,363,500
 Argonaut Group, Inc...................................      128,600        2,973,875
 *Argosy Gaming Corp...................................      233,400        3,296,775
 *#Ariel Corp..........................................       19,500          241,922
 *Ark Restaurants Corp.................................        8,500           82,875
 *Arkansas Best Corp...................................      220,900        2,768,153
 Arnold Industries, Inc................................      233,300        2,952,703
 *Arqule, Inc..........................................      147,100          900,987
 Arrow Financial Corp..................................        7,555          151,808
 *Artisoft, Inc........................................       51,600          698,212
 *Asahi/America, Inc...................................       55,500          522,047
 *Asante Technologies, Inc.............................       94,200           79,481
 *Ascent Assurance, Inc................................          222              409
 *Ascent Entertainment Group, Inc......................      323,396        3,911,070
 *Asche Transportation Services, Inc...................       55,600          173,750
 *Ashworth, Inc........................................      177,600          818,625
 *Aspect Telecommunications Corp.......................       52,300        1,729,169
 *Astea International, Inc.............................       24,400           93,025
 *Astec Industries, Inc................................       11,500          290,016
 Astro-Med, Inc........................................       51,575          319,120
 *Astronics Corp.......................................       22,687          216,944
 *Asyst Technologies, Inc..............................      115,700        4,635,231
 Atalanta Sosnoff Capital Corp.........................       66,100          553,587
 *Atchison Casting Corp................................      151,300        1,513,000
 *Athey Products Corp..................................       17,140           24,639
                                                               SHARES          VALUE+
                                                               ------          ------
 *Atlantic American Corp...............................       33,300   $       94,697
 *Atlantis Plastics, Inc...............................       60,000          885,000
 *Atrion Corp..........................................       37,750          445,922
 *Audiovox Corp. Class A...............................      257,000        7,645,750
 *Ault, Inc............................................       96,700          743,381
 *Aura Systems, Inc....................................       40,000           17,800
 *Aurora Foods, Inc....................................      135,000        1,215,000
 *Auspex Systems, Inc..................................      315,100        3,889,516
 *Autologic Information International, Inc.............        7,100           19,525
 #Avado Brands, Inc....................................      221,400        1,072,406
 *Avalon Holding Corp. Class A.........................       25,112          128,699
 *Avatar Holdings, Inc.................................       42,600          716,212
 *Aviall, Inc..........................................      133,900        1,020,987
 *#Aviation Sales Co...................................       28,500          402,562
 *Avid Technology, Inc.................................       93,400        1,041,994
 *Avis Rent A Car, Inc.................................       28,600          546,975
 *Avnet, Inc...........................................       57,448        3,156,049
 *Avteam, Inc. Class A.................................      151,800          685,472
 *Axsys Technologies, Inc..............................       50,800          571,500
 *Aztar Corp...........................................      669,100        7,151,006
 Aztec Manufacturing Co................................        2,500           23,750
 B B & T Corp..........................................       62,444        2,006,013
 *BCT International, Inc...............................       11,100           15,956
 *BEI Electronics, Inc.................................       86,000          104,812
 BEI Technologies, Inc.................................       86,000        1,096,500
 *BF Enterprises, Inc..................................        2,300           16,100
 BHA Group Holdings, Inc. Class A......................       19,200          174,000
 *BI, Inc..............................................      111,300          827,794
 BMC Industries, Inc...................................      271,500        1,476,281
 BSB Bancorp, Inc......................................      118,231        2,460,683
 BT Financial Corp.....................................       41,024          901,246
 *BTG, Inc.............................................       33,000          220,687
 *BTU International, Inc...............................       83,500          454,031
 *BWAY Corp............................................      144,100          828,575
 Badger Meter, Inc.....................................       21,200          649,250
 *Badger Paper Mills, Inc..............................       10,400           62,400
 Bairnco Corp..........................................       98,000          716,625
 Baker (J.), Inc.......................................      172,918          902,416
 *Baker (Michael) Corp.................................       62,500          406,250
 Baldwin & Lyons, Inc. Class B.........................       10,600          219,287
 *Baldwin Piano & Organ Co.............................       72,000          612,000
 *Baldwin Technology, Inc. Class A.....................      192,700          469,706
 *Baltek Corp..........................................        4,500           32,484
 *Bancinsurance Corp...................................       60,270          340,902
 Bancorp Connecticut, Inc..............................       47,400          779,137
 Bandag, Inc...........................................      119,100        2,888,175
 Bandag, Inc. Class A..................................      170,200        3,552,925
 *Bank Plus Corp.......................................      225,100          689,369
 *Bank United Financial Corp. Class A..................      248,400        2,169,619
 #BankAtlantic Bancorp, Inc. Class A...................      168,883          770,529
 BankAtlantic Bancorp, Inc. Class B....................      203,202        1,136,661
 BankNorth Group, Inc. DE..............................      106,690        3,240,709
 *Banyan System, Inc...................................       71,000        1,022,844
 *Barrett Business Services, Inc.......................       55,000          357,500
 *Barringer Technologies, Inc..........................       58,200          376,481
 *Barry (R.G.) Corp....................................      110,600          476,962
 *Basin Exploration, Inc...............................      164,300        2,900,922
 Bassett Furniture Industries, Inc.....................      162,850        2,585,244
 *Battle Mountain Gold Co..............................      934,600        2,336,500
 *Bay State Bancorp, Inc...............................        3,000           59,437
 Bay View Capital Corp.................................      350,442        5,869,903
 *Baycorp Holdings, Ltd................................       48,000          384,000

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Bayou Steel Corp. Class A............................      131,900   $      412,187
 *Be Aerospace, Inc....................................       22,800          160,312
 *Beard Co.............................................       30,000           75,000
 *Beazer Homes USA, Inc................................      116,100        2,198,644
 *Bel Fuse, Inc. Class A...............................       28,900        1,423,325
 Bel Fuse, Inc. Class B................................       28,900        1,390,812
 *Belco Oil & Gas Corp.................................      193,100        1,194,806
 Bell Industries, Inc..................................      122,622          605,446
 *Bell Microproducts, Inc..............................      138,400        1,020,700
 *Bellwether Exploration Co............................      228,400        1,134,862
 *Ben & Jerry's Homemade, Inc. Class A.................       78,100        1,415,562
 *Benchmark Electronics, Inc...........................       17,500          389,375
 *Benton Oil & Gas Co..................................      330,100          660,200
 Berkley (W.R.) Corp...................................       87,800        1,882,212
 *Berlitz International, Inc...........................       79,100        1,552,337
 *Beverly Enterprises..................................    1,785,200        7,140,800
 *Big 4 Ranch, Inc.....................................       73,300                0
 Bindley Western Industries, Inc.......................      210,454        2,788,515
 *Bio Vascular, Inc....................................       83,400          169,406
 *Bioanalytical Systems, Inc...........................        1,600            5,000
 *Bionx Implants, Inc..................................      175,000          464,844
 *Bio-Rad Laboratories, Inc. Class A...................      107,800        2,661,312
 *BioReliance Corp.....................................       50,000          362,500
 *Biosite Diagnostics, Inc.............................      109,500        1,430,344
 *Biosource International, Inc.........................      143,500          484,312
 Birmingham Steel Corp.................................      448,000        3,248,000
 *Black Hawk Gaming & Development, Inc.................       42,900          270,806
 Blair Corp............................................      132,100        1,915,450
 Blimpie International.................................       29,800           59,600
 Block Drug Co., Inc. Class A..........................       37,588        1,099,449
 *Blonder Tongue Laboratories, Inc.....................        4,600           24,725
 *Bluegreen Corp.......................................      296,598        1,668,364
 Bob Evans Farms, Inc..................................      207,300        3,103,022
 *Boca Research, Inc...................................       98,700          832,781
 *Boca Resorts, Inc....................................      437,800        3,830,750
 *#Bogen Communications International, Inc.............        5,000           38,359
 *Boise Cascade Office Products Corp...................      139,600        1,605,400
 *Bolle, Inc...........................................        7,400           36,075
 *Bolt Technology Corp.................................        2,000            7,875
 *Bombay Co., Inc......................................      631,400        3,157,000
 *Bon-Ton Stores, Inc..................................      143,900          708,258
 *#Books-a-Million, Inc................................      212,900        2,215,491
 *Boron, Lepore and Associates, Inc....................      220,600        1,620,031
 *Boston Biomedical, Inc...............................       59,000          184,375
 *Boston Communications Group, Inc.....................      140,800          765,600
 Bostonfed Bancorp, Inc................................       54,160          886,870
 Bowl America, Inc. Class A............................       45,000          320,625
 Bowne & Co., Inc......................................      511,432        6,041,290
 *Boyd Gaming Corp.....................................      473,000        2,926,687
 *Brass Eagle, Inc.....................................       99,500          755,578
 *Brauns Fashions Corp.................................       22,200          477,300
 *Bridgestreet Accomodations, Inc......................       40,000           70,000
 *Brigham Exploration Co...............................       50,700           58,622
 *BrightStar Information Technology Group, Inc.........       21,100          162,866
 *#Britesmile, Inc.....................................       41,000          394,625
 *Brookdale Living Communities.........................        5,000           66,406
 Brookline Bancorp, Inc................................       22,900          229,716
 *Brooks Automation, Inc...............................       83,000        2,272,125
 *Brookstone, Inc......................................      111,300        1,871,231
                                                               SHARES          VALUE+
                                                               ------          ------
 *Brothers Gourmet Coffees, Inc........................      103,461   $        1,035
 *Brown & Sharpe Manufacturing Co. Class A.............      214,900          510,387
 *Brown (Tom), Inc.....................................      348,700        4,086,328
 Brown Shoe Company, Inc...............................      310,000        4,882,500
 *Brunswick Technologies, Inc..........................       77,700          325,369
 Brush Wellman, Inc....................................      204,900        3,329,625
 *Buckhead America Corp................................       15,700           91,256
 *Budget Group, Inc....................................      417,900        3,264,844
 *Buffets, Inc.........................................      427,200        4,552,350
 *Builders Transport, Inc..............................       39,100              626
 *Building Materials Holding Corp......................      208,500        2,071,969
 *Building One Services Corp...........................       16,500          168,094
 *Bull Run Corp. GA....................................       84,500          343,281
 Burlington Coat Factory Warehouse Corp................      245,440        3,144,700
 *Burlington Industries, Inc...........................      833,000        3,071,687
 Bush Industries, Inc. Class A.........................       43,900          702,400
 *Business Resource Group..............................       57,200          259,187
 *Butler International, Inc............................       34,800          265,350
 Butler Manufacturing Co...............................       91,400        1,959,387
 *C.P. Clare Corp......................................      183,000        1,189,500
 *CB Richard Ellis Services, Inc.......................      288,600        3,787,875
 *CCA Industries, Inc..................................       40,800           59,287
 CCBT Financial Companies, Inc.........................       22,400          338,800
 *CEM Corp.............................................       29,100          260,991
 *CFM Technologies, Inc................................      104,400        1,158,187
 *CHS Electronics, Inc.................................      624,200          429,137
 *CICOR International, Inc.............................      143,700        1,562,737
 CKE Restaurants, Inc..................................      125,300          806,619
 CNA Surety Corp.......................................       64,500          717,562
 *CNS Income...........................................      212,200        1,051,053
 CPAC, Inc.............................................       75,000          591,797
 CPB, Inc..............................................      107,000        2,765,281
 CPI Corp..............................................       87,400        2,163,150
 *CSP, Inc.............................................       38,865          191,896
 *CSS Industries, Inc..................................      186,500        3,986,437
 *CTB International Corp...............................       39,700          251,227
 Cadmus Communications Corp............................      108,400          863,812
 *Caere Corp...........................................       29,900          212,103
 Calgon Carbon Corp....................................      413,800        2,534,525
 *California Coastal Communities, Inc..................       29,400          229,687
 *California Micro Devices Corp........................       11,400           93,337
 *Callon Petroleum Co..................................      146,600        1,740,875
 Cal-Maine Foods, Inc..................................       75,000          255,469
 *Cameron Ashley Building Products, Inc................      158,800        1,270,400
 Cameron Financial Corp................................       32,700          418,969
 *Canisco Resources, Inc...............................        5,700            6,234
 *Cannon Express, Inc. Class A.........................        6,900           22,425
 *Cannondale Corp......................................      118,700          834,609
 *Canterbury Information Technology, Inc...............          900            2,953
 *Capital Corp. of the West............................        1,600           18,100
 *Capital Crossing Bank................................        6,400           88,400
 *Capital Pacific Holdings, Inc........................      160,900          392,194
 Capital Re Corp.......................................      301,800        4,149,750
 *Capital Senior Living Corp...........................      254,800        1,274,000
 *Capital Trust........................................      105,400          500,650
 Capitol Bancorp, Ltd..................................       41,672          484,437
 Capitol Transamerica Corp.............................      117,000        1,360,125
 *Carbide/Graphite Group, Inc..........................      141,700          854,628
 *Caredata.com, Inc....................................       69,400          589,900

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Career Blazers, Inc. Trust Units.....................        9,540   $            0
 *Carematrix, Inc......................................      133,400          273,053
 *Caretenders Healthcorp...............................       13,700           33,394
 *Caribiner International, Inc.........................      386,000        3,425,750
 *Carleton Corporation.................................       16,180           35,899
 *Carmike Cinemas, Inc. Class A........................      160,100        2,001,250
 Carolina First Corp...................................       80,690        1,651,623
 Carpenter Technology Corp.............................      108,400        2,845,500
 *Carriage Services, Inc. Class A......................      190,900          978,362
 *Carrington Laboratories, Inc.........................      105,100          211,842
 *Carson, Inc..........................................      107,400          375,900
 Carter-Wallace, Inc...................................      300,700        5,431,394
 Cascade Corp..........................................      129,650        1,231,675
 Cash America International, Inc.......................      308,500        2,680,094
 *Casino Data Systems..................................      228,800          825,825
 *Castle & Cooke, Inc..................................      340,300        4,296,287
 Castle (A.M.) & Co....................................      133,180        1,564,865
 *Castle Dental Centers, Inc...........................       32,600          125,306
 Castle Energy Corp....................................       45,800          775,737
 *Catalina Lighting, Inc...............................       90,400          446,350
 *Catherines Stores Corp...............................      114,400        2,348,775
 Cato Corp. Class A....................................      371,700        4,855,331
 Cavalier Homes, Inc...................................      306,900        1,323,506
 *Cavanaughs Hospitality Corp..........................      303,100        2,273,250
 *Celadon Group, Inc...................................      103,600          666,925
 *Celebrity, Inc.......................................       26,325           82,266
 *Celeris Corporation..................................       56,333           59,854
 *Celeritek, Inc.......................................       81,900          609,131
 *Cell Pathways, Inc...................................       11,863          111,957
 Cenit Bancorp, Inc....................................       54,900          988,200
 *Centennial Healthcare Corp...........................        1,800            5,456
 *#CenterSpan Communication Corp.......................       29,200          457,162
 *Centigram Communications Corp........................       86,800        1,193,500
 Central Bancorp, Inc..................................       24,900          485,550
 *Central Garden & Pet Co..............................      357,400        2,848,031
 Centris Group, Inc....................................      146,200        1,790,950
 Century Aluminum Co...................................      336,300        3,299,944
 *Ceradyne, Inc........................................       95,000          479,453
 *Ceres Group, Inc.....................................        6,600           44,550
 *#Cerion Technologies, Inc............................       81,500            8,150
 *Cerprobe Corp........................................       45,000          400,781
 *Champion Enterprises, Inc............................      154,600        1,323,762
 Champion Industries, Inc..............................        1,700            8,287
 *Champps Entertainment, Inc...........................      130,800          265,687
 *Charming Shoppes, Inc................................    1,842,900       11,950,055
 *Chart House Enterprises, Inc.........................      149,100          792,094
 Charter One Financial, Inc............................      213,172        4,629,829
 *Chase Industries, Inc................................      117,250        1,033,266
 *Check Technology Corp................................       70,700          178,959
 *#Checkers Drive-In Restaurant, Inc...................       15,521           23,767
 *Checkpoint System, Inc...............................      399,400        3,170,237
 Chemed Corp...........................................      109,500        2,847,000
 *Chemfab Corp.........................................       16,050          256,800
 Chemfirst, Inc........................................       73,400        1,715,725
 *Cherry Corp..........................................       81,200          928,725
 Chesapeake Corp.......................................      107,800        3,442,862
 *Chesapeake Energy Corp...............................    1,312,800        3,938,400
 Chester Valley Bancorp................................        1,311           20,402
 *Chic by His, Inc.....................................      175,700          131,775
 Chicago Rivet & Machine Co............................       11,800          274,350
 *Children's Comprehensive Services, Inc...............      151,600        1,037,512
 *Childtime Learning Centers, Inc......................       43,100          557,606
                                                               SHARES          VALUE+
                                                               ------          ------
 Chiquita Brands International, Inc....................    1,243,339   $    5,439,608
 *Cholestech Corp......................................       17,700          111,731
 *Chromcraft Revington, Inc............................       17,000          193,375
 *Chronimed, Inc.......................................       37,400          296,862
 *Chyron Corp..........................................      170,300          127,725
 *Cidco, Inc...........................................      208,100        1,677,806
 *Ciprico, Inc.........................................       55,800          713,194
 Circle International, Inc.............................       30,300          732,881
 *Circuit City Stores, Inc. - Carmax Group.............      507,000        1,204,125
 *Circuit Systems, Inc.................................       53,000           72,875
 *Cirrus Logic, Inc....................................      293,000        4,065,375
 *Citadel Holding Corp.................................       73,300          251,969
 *Citation Computer System, Inc........................       11,200           26,075
 *Citation Corp........................................      200,200        3,390,887
 Citizens Banking Corp.................................       53,750        1,362,227
 *Citizens, Inc. Class A...............................       76,719          498,673
 City Holding Co.......................................        1,000           16,875
 *Civic Bancorp........................................       39,579          634,501
 *Clean Harbors, Inc...................................      117,500          167,070
 Cleveland Cliffs, Inc.................................      151,300        4,425,525
 *Clintrials Research, Inc.............................      299,400        1,169,531
 Coachmen Industries, Inc..............................      220,100        3,150,181
 *Coast Dental Services, Inc...........................      136,400          434,775
 *Coast Distribution System............................       85,100          175,519
 Coastal Bancorp, Inc..................................      116,900        2,338,000
 *Coastcast Corp.......................................      106,000        1,378,000
 *Cobra Electronic Corp................................       72,300          361,500
 *#Coeur d'Alene Mines Corp. ID........................      270,000        1,096,875
 *Coherent, Inc........................................      110,300        2,916,056
 *Cohesion Technologies, Inc...........................      117,300          843,094
 *Coinmach Laundry Corp................................      172,300        1,852,225
 Cold Metal Products, Inc..............................       67,000          236,594
 *Cole National Corp. Class A..........................      144,400          776,150
 Collins Industries, Inc...............................       28,200          178,894
 *Columbia Banking System, Inc.........................       51,497          840,045
 *Columbus Energy Corp.................................       50,932          283,309
 Columbus McKinnon Corp................................       10,000          103,125
 *Comdial Corp.........................................      121,100        1,004,752
 *Comforce Corp........................................       56,300           91,487
 *Comfort Systems USA, Inc.............................      134,700        1,111,275
 *Command Systems, Inc.................................       18,200           29,575
 Commercial Bancshares, Inc............................       26,509          609,707
 Commercial Bank of New York...........................       26,400          321,750
 Commercial Intertech Corp.............................       99,700        1,252,481
 Commercial Metals Co..................................      193,200        6,182,400
 Commercial National Financial Corp....................       18,000          351,000
 Commonwealth Bancorp, Inc.............................      167,100        2,767,594
 Commonwealth Industries, Inc..........................      238,200        3,089,156
 Communications Systems, Inc...........................        6,400           74,800
 Community Bank System, Inc............................       58,000        1,529,750
 Community Financial Corp..............................        7,900           67,891
 Community Financial Group, Inc........................       11,800          181,056
 Community First Brokerage Co..........................       12,400          213,900
 Community Savings Bankshares, Inc.....................        4,000           50,875
 Community Trust Bancorp, Inc..........................       47,707        1,019,737
 *Compucom Systems, Inc................................      569,700        1,798,116
 *CompUSA, Inc.........................................      385,450        2,264,519
 *#Computer Learning Centers, Inc......................       20,400           69,169
 *Computer Motion, Inc.................................       43,500          492,094
 *Computer Network Technology Corp.....................      173,250        3,492,070
 *Computer Outsourcing Services, Inc...................       42,800        1,091,400
 *Comshare, Inc........................................       95,950          470,755

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Comstock Resources, Inc..............................      380,400   $    1,331,400
 *Comtech Telecommunications Corp......................       40,350          746,475
 *Concord Camera Corp..................................      122,200        1,829,181
 *Condor Technology Solutions, Inc.....................       67,100          158,314
 *Cone Mills Corp. NC..................................      508,600        2,511,212
 *Congoleum Corp. Class A..............................       92,200          311,175
 *Conmed Corp..........................................      127,661        3,219,451
 Conning Corp..........................................        2,200           18,975
 *Conso Products Co....................................      100,600          839,381
 *Consolidated Freightways Corp........................      368,100        3,347,409
 *Consolidated Graphics, Inc...........................       23,300          522,794
 *Continental Materials Corp...........................        4,600          103,500
 Cooker Restaurant Corp................................      125,000          390,625
 *Cooperative Bankshares, Inc..........................       20,800          223,600
 *Copart, Inc..........................................      242,500        6,274,687
 *Core, Inc............................................        7,400           48,216
 *Cornell Corrections, Inc.............................       54,500          623,344
 *Correctional Services Corp...........................        5,900           26,366
 *Corrpro Companies, Inc...............................      108,875          789,344
 *Corsair Communications, Inc..........................       30,000          319,687
 *Cort Business Services Corp..........................      177,400        3,459,300
 Corus Bankshares, Inc.................................        9,200          262,200
 *Cost-U-Less, Inc.....................................        8,800           39,325
 *Cotelligent Group, Inc...............................       12,500           52,344
 Courier Corp..........................................       23,400          522,112
 *Covenant Transport, Inc. Class A.....................      232,200        3,374,156
 *Coventry Health Care, Inc............................      228,600        1,321,594
 *Cover-All Technologies, Inc..........................       31,901           31,403
 Covest Bancshares, Inc................................       48,825          631,673
 *Craig (Jenny), Inc...................................      231,050          519,862
 *Craig Corp...........................................       44,700          268,200
 *Creative Computers, Inc..............................       54,400          521,900
 *Credit Acceptance Corp...............................      643,200        2,592,900
 *Criticare Systems, Inc...............................       91,000          216,125
 *Cross (A.T.) Co. Class A.............................      192,500        1,010,625
 Cross Timbers Oil Co..................................       54,600          556,237
 *Crossman Communities, Inc............................        6,700          107,409
 *Crown Central Petroleum Corp. Class A................       71,000          461,500
 *Crown Central Petroleum Corp. Class B................       59,400          356,400
 Crown Crafts, Inc.....................................      158,700          416,587
 *Crown Group, Inc.....................................        4,100           20,820
 *Crown Vantage, Inc...................................      128,820          309,973
 *Crown-Andersen, Inc..................................       20,000          153,750
 Cubic Corp............................................      109,650        2,158,734
 Culp, Inc.............................................      175,918        1,099,487
 *Curative Health Services, Inc........................       35,100          278,606
 Curtiss-Wright Corp...................................       94,900        3,606,200
 *Cyberoptics Corp.....................................       62,100        1,144,969
 *Cybex International, Inc.............................       94,600          266,062
 *Cylink Corp..........................................       82,200          953,006
 *Cyrk, Inc............................................      205,700        1,529,894
 *Cytrx Corp...........................................       14,600           36,956
 *D A Consulting Group, Inc............................      103,000          457,062
 *DII Group, Inc.......................................        9,400          593,962
 *#DRS Technologies, Inc...............................       71,675          618,197
 DT Industries, Inc....................................      141,300        1,103,906
 *DVI, Inc.............................................      228,000        3,192,000
 Dain Rauscher Corp....................................       84,800        4,128,700
 *Dairy Mart Convenience Stores, Inc. Class A..........        9,000           38,250
 *Damark International, Inc. Class A...................       95,800          940,037
                                                               SHARES          VALUE+
                                                               ------          ------
 *Dan River, Inc. (GA) Class A.........................      418,500   $    2,249,437
 *Danielson Holding Corp...............................       30,000          150,000
 *Darling International, Inc...........................       12,000           26,250
 *Data I/O Corp........................................       89,400          192,769
 *#Data Race, Inc......................................       29,800           90,797
 Data Research Association, Inc........................        8,000           77,500
 *Data Systems & Software, Inc.........................       89,400          284,962
 *Datakey, Inc.........................................       19,100           32,828
 *Dataram Corp.........................................       62,320        1,156,815
 *DataTRAK International, Inc..........................       57,500          203,945
 *Dataware Technologies, Inc...........................       85,200          291,544
 *Datron Systems, Inc..................................       34,600          285,450
 *Datum, Inc...........................................       88,400          792,837
 *Dave and Busters, Inc................................       15,000          154,687
 Davel Communications, Inc.............................       21,385           75,516
 *Dawson Geophysical Co................................       60,200          539,919
 *Daxor Corp...........................................       52,000          786,500
 *Day Runner, Inc......................................        4,800           33,750
 *Dayton Superior Corp. Class A........................        6,000          109,500
 *DeGeorge Financial Corp..............................       19,900            1,492
 Deb Shops, Inc........................................       97,000        1,900,594
 *Deckers Outdoor Corp.................................      100,400          299,631
 Decorator Industries, Inc.............................       20,832          108,066
 *Del Global Technologies Corp.........................       93,377          786,409
 *Delia's, Inc.........................................       15,800          172,812
 *Delphi Financial Group, Inc. Class A.................        6,630          205,530
 *#Delta Financial Corp................................      176,200          814,925
 Delta Natural Gas Co., Inc............................       26,100          401,287
 Delta Woodside Industries, Inc........................      518,300        1,004,206
 Deltic Timber Corp....................................      108,400        2,791,300
 *Denali, Inc..........................................       54,800          202,075
 Designs, Inc..........................................      178,800          265,406
 *Detection Systems, Inc...............................       71,300          659,525
 *Detrex Corp..........................................       12,800           63,200
 Detroit Diesel Corp...................................      361,900        6,649,912
 *Devcon International Corp............................       50,800          250,825
 *Diamond Home Services, Inc...........................      140,000           91,875
 *Dianon Systems, Inc..................................       40,300          403,000
 *Diedrich Coffee, Inc.................................        7,280           37,310
 *Digi International, Inc..............................      289,600        4,687,900
 *Digital Microwave Corp...............................       41,700          659,381
 Dime Community Bancorp, Inc...........................      151,000        3,005,844
 Dimon, Inc............................................      890,500        3,005,437
 *Diodes, Inc..........................................       60,700          925,675
 *Discount Auto Parts, Inc.............................      287,400        3,969,712
 *Diversified Corporate Resources, Inc.................        2,700            8,100
 *Dixie Group, Inc.....................................      129,000          890,906
 *Dixon Ticonderoga Co.................................       27,250          231,625
 *Dollar Thrifty Automotive Group, Inc.................       37,500          740,625
 *Dominion Homes, Inc..................................       70,100          442,506
 Donegal Group, Inc....................................       72,144          491,481
 *Donna Karan International, Inc.......................       17,500          136,719
 Donnelly Corp. Class A................................       78,250        1,129,734
 Downey Financial Corp.................................      313,313        6,305,424
 *Dress Barn, Inc......................................      294,123        5,036,856
 *Drew Industries, Inc.................................        1,000            9,500
 *Drug Emporium, Inc...................................      221,900          898,002
 *Drypers Corp.........................................       78,900          203,414
 *Duckwall-Alco Stores, Inc............................       98,000          780,937
 *Ducommun, Inc........................................       29,800          264,475
 *Dunn Computer Corp...................................        6,100            8,197
 *Dura Automotive Systems, Inc.........................      160,385        3,322,977
 *Dura Pharmaceuticals, Inc............................      218,500        2,847,328

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
                                                               SHARES          VALUE+
                                                               ------          ------
 *Dwyer Group, Inc.....................................        6,000   $       14,437
 *Dynamics Research Corp...............................       85,636          452,265
 *E-Z-Em, Inc. Class A.................................       45,200          259,900
 *E-Z-Em, Inc. Class B.................................        3,843           21,136
 *ECC International Corp...............................       94,300          306,475
 EFC Bancorp, Inc......................................        5,000           53,750
 *EFTC Corp............................................      303,600          683,100
 *EIS International, Inc...............................      148,800          646,350
 *ELXSI Corp...........................................       27,900          358,341
 EMC Insurance Group, Inc..............................      123,900        1,258,359
 *EMS Technologies, Inc................................      110,450        1,194,241
 *ESCO Electronics Corp. Trust Receipts................      204,100        1,977,219
 Eagle Bancshares, Inc.................................       67,600        1,083,712
 *Eagle Food Centers, Inc..............................      124,300          184,508
 *Eagle Geophysical, Inc...............................      148,103            5,924
 *Eagle Point Software Corp............................       80,000          425,000
 *East/West Communications, Inc........................        2,300           60,950
 Eastern Co............................................       29,400          463,050
 *Echelon International Corp...........................       15,150          344,662
 Ecology & Environment, Inc. Class A...................       23,800          136,850
 Edelbrock Corp........................................       85,000        1,014,687
 Edo Corp..............................................       65,100          370,256
 *Educational Insights, Inc............................       49,300          103,222
 *EduTrek International, Inc...........................        4,800            3,900
 *El Paso Electric Co..................................      186,700        1,680,300
 *Elantec Semiconductor, Inc...........................       31,300          914,547
 *Elcom International, Inc.............................       59,200          612,350
 *Elcotel, Inc.........................................        5,300           12,173
 *Elder-Beerman Stores Corp............................        8,500           54,719
 *Electric Fuel Corp...................................        3,700            4,741
 *Electric Lightwave, Inc..............................       14,800          225,700
 *Electro Rent Corp....................................       76,800          909,600
 *Electro Scientific Industries, Inc...................       18,900        1,104,469
 *Electroglas, Inc.....................................      245,200        6,980,537
 *Elite Information Group, Inc.........................      180,800        1,288,200
 Ellett Brothers, Inc..................................       62,500          414,062
 *#Eltrax System, Inc..................................       99,495          699,574
 *Emcee Broadcast Products, Inc........................       50,000          220,312
 *Emcor Group, Inc.....................................        9,700          169,144
 Empire Federal Bancorp, Inc...........................       14,100          163,031
 *En Pointe Technologies, Inc..........................       49,500          476,437
 *Encad, Inc...........................................      138,900          755,269
 *Encore Wire Corp.....................................       11,000           77,687
 *Endosonics Corp......................................        9,900           49,809
 Energen Corp..........................................      183,400        3,530,450
 Engineered Support Systems, Inc.......................       43,550          504,908
 Engle Homes, Inc......................................      127,900        1,362,934
 Enhance Financial Services Group, Inc.................       18,800          321,950
 Ennis Business Forms, Inc.............................        6,000           53,812
 *Enserch Exploration Corp.............................      430,318        1,129,585
 *Enstar, Inc..........................................       20,866          258,869
 *Environmental Elements Corp..........................       14,500           31,719
 *Environmental Technologies Corp......................       58,500          155,391
 *Epimmune, Inc........................................          100              278
 *Equinox Systems, Inc.................................       53,100          653,794
 *Equity Marketing, Inc................................        5,800           93,706
 *Equity Oil Co........................................      142,900          165,228
 Eskimo Pie Corp.......................................       41,400          393,300
 Espey Manufacturing & Electronics Corp................        3,500           51,187
 *Esterline Technologies Corp..........................      198,942        2,499,209
                                                               SHARES          VALUE+
                                                               ------          ------
 Ethyl Corp............................................      481,800   $    2,017,537
 *Evans & Sutherland Computer Corp.....................      169,800        2,191,481
 *Evans, Inc...........................................       17,175            5,367
 *Evergreen Resources, Inc.............................       17,000          356,469
 *Exabyte Corp.........................................      373,100        2,605,870
 *Exar Corp............................................      101,500        4,951,297
 *Executone Information Systems, Inc...................      290,500          780,719
 Exide Corp............................................      378,900        3,907,406
 *Exponent, Inc........................................       69,500          471,297
 Ezcorp, Inc. Class A Non-Voting.......................      145,600          559,650
 FBL Financial Group, Inc. Class A.....................      156,100        2,712,237
 *FEI Co...............................................      262,700        2,167,275
 FFLC Bancorp..........................................       50,833          794,266
 FFY Financial Corp....................................       84,600        1,306,012
 FNB Financial Services Corp...........................       11,900          138,337
 *FPIC Insurance Group, Inc............................       12,600          237,037
 FSF Financial Corp....................................        6,300           76,781
 *FSI International, Inc...............................      267,500        2,516,172
 *FTI Consulting, Inc..................................       62,500          351,562
 Fab Industries, Inc...................................       87,081        1,023,202
 *Fairchild Corp. Class A..............................      443,729        3,217,035
 Falcon Products, Inc..................................      105,600          990,000
 *#Family Golf Centers, Inc............................      164,100          269,227
 *Fansteel, Inc........................................       74,700          336,150
 *Farm Family Holdings, Inc............................       28,500        1,161,375
 Farmer Brothers Co....................................           84           13,986
 *Farr Co..............................................       52,200          513,844
 Farrel Corp...........................................       62,200          126,344
 *Featherlite Manufacturing, Inc.......................       12,300           81,103
 Federal Screw Works...................................        2,000           90,125
 *Fibermark, Inc.......................................       94,450        1,180,625
 *Fiberstars, Inc......................................       12,900           57,244
 Fidelity Bancorp, Inc. Delaware.......................       32,700          573,272
 Fidelity Bankshares, Inc..............................        8,000          133,000
 *Fidelity Federal Bancorp.............................       20,000           48,125
 *Fidelity National Corp...............................       76,700          568,059
 Fidelity National Financial, Inc......................      402,200        6,058,137
 *Filenes Basement Corp................................      196,100           41,181
 *Finish Line, Inc. Class A............................      205,000        1,351,719
 *Finishmaster, Inc....................................      120,000          810,000
 *Finlay Enterprises, Inc..............................       50,800          735,012
 First Albany Companies, Inc...........................       35,085          430,888
 *First Alliance Corp..................................       10,900           28,272
 First Bell Bancorp, Inc...............................       59,600          955,462
 *First Cash, Inc......................................       79,000          587,562
 First Charter Corp....................................          600            9,694
 First Defiance Financial Corp.........................      126,600        1,491,506
 First Essex Bancorp...................................       88,000        1,443,750
 Firstfed America Bancorp, Inc.........................       14,900          188,112
 First Federal Bancshares of Arkansas, Inc.............       54,500          916,281
 First Federal Capital Corp............................      131,220        1,943,696
 First Federal Savings & Loan Association of East
   Hartford, CT........................................       31,000          918,375
 First Financial Holdings, Inc.........................      100,600        1,820,231
 First Indiana Corp....................................       92,306        2,157,653
 *First Investors Financial Services Group, Inc........      120,600          655,762
 First Keystone Financial, Inc.........................       38,800          417,100
 First Mariner Bank Corp...............................       34,200          313,144
 First Midwest Financial, Inc..........................       18,800          241,462
 First Northern Capital Corp...........................      102,300        1,099,725

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 First Oak Brook Bancshares, Inc. Class A..............       29,000   $      542,844
 *First Republic Bank..................................      117,403        2,766,308
 First Savings Bancorp, Inc. North Carolina............       48,000          927,000
 First SecurityFed Financial, Inc......................       25,200          286,650
 First Sentinel Bancorp, Inc...........................      332,200        2,766,603
 *#First Team Sports, Inc..............................       85,600          203,300
 First Washington Bancorp, Inc.........................      150,180        2,487,356
 Firstbank Corp........................................        5,300           70,391
 *FirstFed Financial Corp. DE..........................      312,000        4,816,500
 Firstspartan Financial Corp...........................       38,700          718,369
 *Firstwave Technologies, Inc..........................       45,700          165,662
 *Fischer Imaging Corp.................................      100,600          172,906
 *Fisher Scientific, International, Inc................        8,400          223,650
 Flag Financial Corp...................................       19,150          135,247
 Flagstar Bancorp, Inc.................................       22,000          351,312
 *Flander Corp.........................................      488,000        1,570,750
 Fleetwood Enterprises, Inc............................      100,000        2,100,000
 Fleming Companies, Inc................................      517,997        6,248,339
 Flexsteel Industries, Inc.............................       80,600        1,118,325
 Florida Rock Industries, Inc..........................       65,000        2,031,250
 *Florsheim Group, Inc.................................       93,700          278,172
 Flushing Financial Corp...............................      132,850        2,117,297
 *Foilmark, Inc........................................       81,358          244,074
 *Foodarama Supermarkets, Inc..........................       12,400          331,700
 Foothill Independent Bancorp..........................       45,818          632,861
 *Forest Oil Corp......................................      109,500        1,252,406
 *Forward Air Corp., Inc...............................       32,400        1,014,525
 *Foster (L.B.) Co. Class A............................      149,700          734,466
 Foster Wheeler Corp...................................      482,100        4,911,394
 *Four Media Co........................................      144,300        1,808,259
 Frankfort First Bancorp, Inc..........................       25,650          384,750
 Franklin Bank National Associaton Southfield, MI......       40,883          357,087
 *Franklin Covey Co....................................      300,900        2,200,331
 *Franklin Electronic Publishers, Inc..................       98,200          491,000
 Freds, Inc. Class A...................................      215,750        2,818,234
 Freedom Securities Corp...............................      190,000        2,481,875
 Fremont General Corp..................................      334,700        1,694,419
 *French Fragrances, Inc...............................       20,000          148,125
 Frequency Electronics, Inc............................       96,000          804,000
 *Fresh America Corp...................................       13,600           61,200
 *Fresh Choice, Inc....................................       64,900          113,575
 *Fresh Foods, Inc.....................................       87,000          649,781
 *Friede Goldman International.........................      111,948          944,561
 *Friedman Billings Ramsey Group, Inc. Class A.........      176,400        1,047,375
 Friedman Industries, Inc..............................       93,343          338,368
 Friedmans, Inc. Class A...............................      161,400        1,215,544
 Frisch's Restaurants, Inc.............................       89,105          857,636
 *Fritz Companies, Inc.................................      250,300        2,463,891
 Frontier Insurance Group, Inc.........................      526,700        1,580,100
 Frozen Food Express Industries, Inc...................      299,100        1,299,216
 *G-III Apparel Group, Ltd.............................       80,900          227,531
 GA Financial, Inc.....................................       75,100        1,013,850
 GBC Bancorp...........................................      105,800        2,238,331
 *GC Companies, Inc....................................      131,300        3,701,019
 *GP Strategies Corp...................................      122,965          968,349
 *GT Interactive Software Corp.........................       99,500          203,664
 *GZA Geoenvironmental Technologies, Inc...............       38,200          145,637
 *Gadzooks, Inc........................................      127,900        1,091,147
                                                               SHARES          VALUE+
                                                               ------          ------
 Gainsco, Inc..........................................      322,200   $    1,913,062
 *Galey & Lord, Inc....................................      259,000          647,500
 *GameTech International, Inc..........................       15,100           69,837
 *#Gantos, Inc.........................................       28,116           29,434
 Garan, Inc............................................       58,000        1,790,750
 *Garden Fresh Restaurant Corp.........................       56,600          944,512
 *Garden Ridge Corp....................................       73,800          834,862
 *Gart Sports Co.......................................       16,137           94,805
 *Gasonics International, Inc..........................      109,500        1,683,562
 *Geerling & Wade, Inc.................................       27,500          257,812
 *Gehl Co..............................................       78,100        1,444,850
 Gencorp, Inc..........................................       11,100          121,406
 General Binding Corp..................................          100              816
 *General Cigar Holdings, Inc. Class A.................      155,400        1,175,212
 *General Communications, Inc. Class A.................      841,800        3,446,119
 *#General Datacomm Industries, Inc....................      212,500        1,301,562
 *General Semiconductor, Inc...........................        8,100          111,375
 *Genesee & Wyoming, Inc...............................          300            3,562
 *Genesis Health Ventures, Inc.........................      498,600        1,402,312
 Genesis Worldwide, Inc................................       46,300          193,881
 *#Geneva Steel Co. Class A............................       93,000           25,575
 *Genlyte Group, Inc...................................       85,500        2,057,344
 *Gensym Corp..........................................       74,000          361,906
 *Geoscience Corp......................................       50,000          328,125
 *Gerber Childrenswear, Inc............................       30,000          138,750
 Gerber Scientific, Inc................................      262,000        5,043,500
 *Getty Petroleum Marketing, Inc.......................      199,100          597,300
 *Giant Group, Ltd.....................................       50,600          183,425
 *Giant Industries, Inc................................      159,900        1,389,131
 Gibraltar Steel Corp..................................       41,300          978,294
 *Gibson Greetings, Inc................................      285,000        2,707,500
 *Giga-Tronics, Inc....................................       19,900          107,584
 *Gish Biomedical, Inc.................................       42,300          144,084
 Glatfelter (P.H.) Co..................................      491,600        6,329,350
 Gleason Corp..........................................      120,050        2,130,887
 *Glenayre Technologies, Inc...........................      835,100        3,901,483
 *Global Industrial Technologies, Inc..................      265,900        3,356,987
 *Globe Business Resources, Inc........................       43,500          553,266
 *#Golden Books Family Entertainment, Inc..............       90,800           16,798
 Golden Enterprises, Inc...............................        2,800            7,962
 *Golden State Vintners, Inc...........................        7,100           24,739
 *Good Guys, Inc.......................................      236,000        1,932,250
 *Goodys Family Clothing...............................       12,200           80,444
 Gorman-Rupp Co........................................       44,000          786,500
 *Gottschalks, Inc.....................................      208,600        1,877,400
 *Government Technology Services, Inc..................      102,600          323,831
 *Gradco Systems, Inc..................................       88,200           92,334
 *Graham Corp..........................................       25,950          184,894
 Grand Premier Financial, Inc..........................       65,897        1,107,893
 *Grand Union Co.......................................      154,600        1,632,962
 Granite State Bankshares, Inc.........................       22,800          503,025
 Gray Communications Systems, Inc......................       35,950          624,631
 *Greenbriar Corp......................................       10,700            6,687
 Greenbrier Companies, Inc.............................      224,800        2,248,000
 *Grey Wolf, Inc.......................................        6,200           17,050
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          270,312
 *Griffon Corp.........................................      305,700        2,350,069
 *Group 1 Software, Inc................................       16,900          256,669
 *Group Maintenance America Corp.......................       16,900          154,212
 Guarantee Life Companies, Inc.........................      108,100        3,401,772

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Guaranty Federal Bancshares, Inc......................        9,700   $      107,912
 *Guest Supply, Inc....................................       76,200        1,085,850
 Guilford Mills, Inc...................................      402,900        2,921,025
 *Gulf Island Fabrication, Inc.........................       11,200          103,250
 *Gulfmark Offshore, Inc...............................       39,600          568,012
 *Gundle/SLT Environmental, Inc........................      267,900        1,105,087
 *Gymboree Corp........................................      382,600        2,319,512
 HCC Insurance Holdings, Inc...........................       36,600          388,875
 *HEI, Inc.............................................       10,200           63,112
 HF Financial Corp.....................................       52,150          661,653
 *HMI Industries, Inc..................................       27,800           37,356
 HMN Financial, Inc....................................       67,900          863,603
 *HMT Technology Corp..................................      704,500        2,542,805
 *HPSC, Inc............................................       42,000          413,437
 *HS Resources, Inc....................................      233,000        3,014,437
 *Ha-Lo Industries, Inc................................      250,800        1,567,500
 *Hadco Corp...........................................       80,000        3,780,000
 Haggar Corp...........................................       96,700        1,202,706
 *Hagler Bailly, Inc...................................        8,300           45,391
 *Hahn Automotive Warehouse, Inc.......................       38,746           46,011
 Halifax Corp..........................................       24,000          130,500
 Hallmark Capital Corp.................................       33,000          324,844
 *Hampshire Group, Ltd.................................       19,100          170,706
 *Hampton Industries, Inc..............................       68,594          167,198
 Hancock Fabrics, Inc..................................       97,900          391,600
 *Handleman Co.........................................      484,436        7,478,481
 *Hanger Orthopedic Group, Inc.........................      144,500        1,481,125
 Harbor Florida Bancshares, Inc........................       12,700          160,734
 *Harding Lawson Associates Group, Inc.................       61,700          460,822
 Hardinge Brothers, Inc................................      134,000        1,829,937
 Harleysville Group, Inc...............................      374,100        5,623,191
 Harman International Industries, Inc..................       47,300        2,435,950
 Harmon Industries, Inc................................          200            2,500
 #Harnischfeger Industries, Inc........................      266,100          282,731
 *Harry's Farmers Market, Inc. Class A.................       46,100           41,778
 *Hartmarx Corp........................................      687,800        2,622,237
 *Harvey Entertainment Co..............................       52,400          255,450
 *Hastings Entertainment, Inc..........................      135,800          666,269
 Hastings Manufacturing Co.............................        1,700           16,256
 *Hathaway Corp........................................       45,300           53,794
 *Hauser, Inc..........................................       32,775           78,865
 Haven Bancorp, Inc....................................      110,600        1,790,337
 Haverty Furniture Co., Inc............................      280,200        3,852,750
 *Hawaiian Airlines, Inc...............................      568,400        1,243,375
 *Hawk Corp............................................      177,000          951,375
 *Hawker Pacific Aerospace.............................       84,000          385,875
 *Hawthorne Financial Corp.............................       80,400        1,115,550
 *Headway Corporate Resources, Inc.....................       93,700          348,447
 *Health Management Systems, Inc.......................      185,800          853,519
 *Health Risk Management, Inc..........................       55,900          380,819
 *Health Systems Design Corp...........................       90,000          478,125
 *Healthcare Recoveries, Inc...........................       33,700          110,052
 *Healthcare Services Group, Inc.......................      146,200        1,187,875
 *Healthcor Holdings...................................       65,300            3,918
 Healthplan Services Corp..............................      269,500        1,768,594
 *Hector Communications Corp...........................        8,500          132,812
 Heico Corp............................................        6,300          107,887
 Heilig-Meyers Co......................................      984,950        3,570,444
 *Heist (C.H.) Corp....................................       16,800          105,000
 *Hello Direct, Inc....................................       84,100        1,011,828
 Heritage Financial Corp...............................       43,800          370,931
 *Herley Industries, Inc...............................       26,733          368,414
                                                               SHARES          VALUE+
                                                               ------          ------
 *Hexcel Corp..........................................      305,450   $    1,813,609
 *Hi-Shear Industries, Inc.............................       53,500          123,719
 *Hi-Tech Pharmacal, Inc...............................       52,900          260,367
 *High Plains Corp.....................................      177,300          249,328
 *Highlands Insurance Group, Inc.......................      193,310        1,401,497
 *Hirsch International Corp. Class A...................       90,000          127,969
 *Hoenig Group, Inc....................................      104,700        1,037,184
 *Holiday RV Superstores, Inc..........................       70,700          333,616
 Holly Corp............................................      101,200        1,454,750
 *Hollywood Casino Corp. Class A.......................       32,900          111,037
 *Hollywood Entertainment Corp.........................       31,500          445,922
 *Hollywood Park, Inc..................................      269,800        5,446,587
 *Hologic, Inc.........................................      274,400        1,474,900
 Home Bancorp..........................................       13,800          280,312
 Home Federal Bancorp..................................       34,875          815,203
 *Home Loan Financial Corp.............................          700            6,344
 Home Port Bancorp, Inc................................       14,500          386,062
 *Home Products International, Inc.....................      124,450        1,116,161
 *Homebase, Inc........................................      773,650        2,659,422
 *#Homegold Financial, Inc.............................       50,000           33,594
 *Homestead Village, Inc...............................      241,800          574,275
 Horizon Financial Corp................................       83,365          838,860
 *Horizon Health Corp..................................      104,700          778,706
 *Horizon Offshore, Inc................................       34,200          214,819
 *Horizon Pharmacies, Inc..............................       25,000           73,437
 *Hospitality Worldwide Services, Inc..................      144,500          397,375
 *Hot Topic, Inc.......................................       12,000          530,625
 *Houston Exploration Co...............................      310,400        6,208,000
 *Hovnanian Enterprises, Inc. Class A..................      216,784        1,381,998
 #Howell Corp..........................................      104,200          638,225
 *Hub Group, Inc. Class A..............................      106,600        1,845,512
 *Hudson Hotels Corp...................................       14,300           15,641
 *Hudson River Bancorp, Inc............................        4,800           52,350
 *Hudson Technologies, Inc.............................       61,600          121,275
 Huffy Corp............................................      147,700          969,281
 Hughes Supply, Inc....................................      266,800        6,319,825
 Hunt (J.B.) Transport Services, Inc...................      403,700        5,336,409
 Hunt Corp.............................................       62,850          518,512
 Huntco, Inc. Class A..................................       84,500          184,844
 *Hurco Companies, Inc.................................       78,000          302,250
 *Hutchinson Technology, Inc...........................      192,600        3,551,062
 *#Hvide Marine, Inc. Class A..........................      110,500           14,917
 *Hycor Biomedical, Inc................................       77,700          177,253
 *Hypercom Corp........................................      216,800        2,046,050
 *Hyseq, Inc...........................................      294,100        1,985,175
 *ICF Kaiser International, Inc........................      123,000           69,187
 *ICT Group, Inc.......................................       53,700          657,825
 *ICU Medical, Inc.....................................       71,400        1,095,544
 *IEC Electronics Corp.................................      118,600          274,262
 *IFR Systems, Inc.....................................      124,200          481,275
 *IHOP Corp............................................       69,900        1,083,450
 *II-VI, Inc...........................................      139,600        2,425,550
 IMCO Recycling, Inc...................................      280,600        3,612,725
 *IRI International Corp...............................       15,600           66,300
 ISB Financial Corp. LA................................      105,300        1,684,800
 *IT Group, Inc .......................................      190,079        1,983,950
 *ITC Learning Corp....................................       49,200           79,950
 *ITEQ, Inc............................................      305,059          262,160
 *ITLA Capital Corp....................................      134,200        1,966,869
 *IVI Checkmate Corp...................................      158,505          549,814
 Ico, Inc..............................................      241,800          374,034
 *Ikos Systems, Inc....................................       10,600           81,819
 *Il Fornaio (America) Corp............................        7,700           46,561

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
                                                               SHARES          VALUE+
                                                               ------          ------
 *Imation Corp.........................................      149,400   $    4,808,812
 *Immucor, Inc.........................................       61,100          756,112
 *Imperial Credit Industries, Inc......................      369,000        2,167,875
 Imperial Sugar Co.....................................      575,700        2,302,800
 *In Focus Systems, Inc................................      253,500        5,283,891
 *Inacom Corp..........................................      443,300        2,632,094
 Independence Holding Co...............................       52,600          598,325
 Independent Bank East.................................       65,726        1,086,533
 Industrial Bancorp, Inc...............................       29,200          507,350
 *Industrial Distribution Group, Inc...................      155,000          590,937
 *Industrial Holdings, Inc.............................        3,100            7,944
 *Industri-Matematik International Corp. ADR...........        2,900            8,428
 *Inference Corp. Class A..............................      115,000          542,656
 *Infinium Software, Inc...............................        4,300           21,231
 *#Infonautics Corp. Class A...........................       64,100          497,777
 *Information Management Associates, Inc...............      102,500          411,602
 *Information Resources, Inc...........................      383,400        3,828,009
 Ingles Market, Inc. Class A...........................      201,000        2,355,469
 *Innodata Corp........................................       11,598           93,146
 *Innovative Clinical Solutions, Ltd...................      261,200          130,600
 *#Innovative Gaming Corp. of America..................        6,600           11,344
 Innovex, Inc..........................................       16,600          149,919
 *Inprise Corp.........................................      159,200        1,422,850
 *Input Software, Inc..................................       86,400          394,200
 *Input/Output, Inc....................................      351,000        1,886,625
 *Insignia Financial Group, Inc........................      313,000        2,543,125
 *Insilco Holding Co...................................          432           10,908
 *Insituform East, Inc.................................       31,200           49,725
 *Insituform Technologies, Inc. Class A................      125,900        3,155,369
 *Inso Corp............................................      171,100        3,887,178
 *Inspire Insurance Solutions, Inc.....................       95,700          602,611
 Insteel Industries, Inc...............................      103,100          869,906
 *Insurance Auto Auctions, Inc.........................      143,100        2,043,647
 *Integra, Inc.........................................      104,800          170,300
 *IntegraMed America, Inc..............................       37,000          117,359
 *Integrated Device Technology, Inc....................      526,087       12,379,485
 *Integrated Electrical Services, Inc..................       49,300          523,812
 *Integrated Measurement System, Inc...................       83,800        1,170,581
 *Integrated Silicon Solution, Inc.....................      214,300        1,952,139
 *Intellicall, Inc.....................................       29,500           16,594
 *Intelligent Systems Corp.............................       52,375          139,121
 *Inter Parfums, Inc...................................      103,200          948,150
 *Interface Systems, Inc...............................       43,100          602,053
 Interface, Inc. Class A...............................      505,000        2,288,281
 *Intergraph Corp......................................      792,900        3,555,661
 *Interlink Electronics................................       35,000        1,046,719
 *Interlinq Software Corp..............................       62,200          270,181
 *Intermagnetics General Corp..........................      143,980          962,866
 Intermet Corp.........................................      207,700        2,089,981
 International Aluminum Corp...........................       48,900        1,207,219
 International Multifoods Corp.........................      282,000        3,930,375
 *International Rectifier Corp.........................      624,600       12,648,150
 *International Remote Imaging Systems, Inc............        6,200            4,262
 International Shipholding Corp........................       71,475          964,912
 *International Speciality Products, Inc...............      342,300        2,866,762
 *International Telecommunication Data Systems, Inc....      150,000        1,959,375
 *International Thoroughbred Breeders, Inc.............      110,000           48,400
 *International Total Services, Inc....................       74,900          100,413
                                                               SHARES          VALUE+
                                                               ------          ------
 Interpool, Inc........................................      528,400   $    4,689,550
 *Interstate National Dealers Services, Inc............          900            5,484
 *Intertan, Inc........................................      190,200        4,552,912
 *Intervisual Books, Inc. Class A......................        9,900           18,562
 *Intervoice, Inc......................................       43,871          659,436
 *Intevac, Inc.........................................        5,100           20,081
 Investors Title Co....................................       18,200          320,206
 *Invision Technologies, Inc...........................        7,800           31,444
 *Invivo Corp..........................................        1,500           19,406
 *Ionics, Inc..........................................      146,600        3,912,387
 *Iridex Corp..........................................       74,300          691,919
 Isco, Inc.............................................       84,600          424,322
 *Isle of Capri Casinos, Inc...........................      323,400        4,173,881
 *Isolyser Co., Inc....................................      597,600        1,699,425
 *#Itron, Inc..........................................       54,400          345,100
 *J & J Snack Foods Corp...............................      170,100        3,205,322
 *J. Alexander's Corp..................................       71,500          218,969
 *J. Jill Group, Inc...................................       13,150           71,709
 *JDA Software Group, Inc..............................       66,700          935,884
 *JLK Direct Distribution, Inc. Class A................      103,000        1,004,250
 *JLM Industries, Inc..................................      115,000          420,469
 *JPM Co...............................................        2,000           18,000
 *JPS Industries, Inc..................................        1,500            4,500
 JSB Financial, Inc....................................      105,600        6,243,600
 *JWGenesis Financial Corp.............................        9,500          153,187
 *Jackpot Enterprises, Inc.............................      106,500          871,969
 Jacksonville Bancorp, Inc.............................       16,200          250,087
 *Jaclyn, Inc..........................................       26,900           75,656
 *Jaco Electronics, Inc................................       70,446          261,971
 *Jacobson Stores, Inc.................................       67,850          468,589
 *Jan Bell Marketing, Inc..............................      316,200          889,312
 *Jason, Inc...........................................      288,900        2,166,750
 Jefferies Group, Inc..................................        4,200           83,475
 Jefferson Savings Bancorp, Inc........................       63,300          759,600
 *Jo-Ann Stores, Inc. Class A..........................       35,700          466,331
 *Jo-Ann Stores, Inc. Class B..........................       35,700          432,862
 *Johnson Worldwide Associates, Inc. Class A...........      122,100          959,630
 *Johnston Industries, Inc.............................      117,525          183,633
 *Jones Apparel Group, Inc.............................      171,448        4,575,518
 *Jos. A. Bank Clothiers, Inc..........................      117,300          322,575
 *Jps Packaging Company................................       59,650          175,222
 *#Just for Feet, Inc..................................      329,900          412,375
 Justin Industries, Inc................................      352,400        5,473,212
 K Swiss, Inc. Class A.................................       51,500          735,484
 *K-Tron International, Inc............................        6,300           89,381
 K2, Inc...............................................      269,580        1,988,152
 *KBK Capital Corp.....................................       65,000          316,875
 KCS Energy, Inc.......................................      184,300          138,225
 *KLLM Transport Services, Inc.........................       52,099          329,689
 *KVH Industries, Inc..................................       59,200          182,225
 *Kaiser Aluminum Corp.................................      807,815        5,351,774
 *Kaiser Ventures, Inc.................................      121,400        1,676,837
 Kaman Corp. Class A...................................      265,900        3,165,872
 *Kasper A.S.L., Ltd...................................       59,900          175,956
 Katy Industries, Inc..................................      135,800        1,425,900
 Kaye Group, Inc.......................................       40,000          345,000
 Keithley Instruments, Inc.............................        4,500           92,531
 *Kellstrom Industries, Inc............................       30,400          266,950
 Kellwood Co...........................................      333,718        6,924,648
 *Kemet Corp...........................................      133,200        4,816,012
 Kenan Transport Co....................................          200            6,575

                                      175
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
                                                               SHARES          VALUE+
                                                               ------          ------
 *Kendle International, Inc............................       53,600   $      435,500
 Kennametal, Inc.......................................       45,300        1,506,225
 *Kent Electronics Corp................................      166,450        3,817,947
 *Kentucky Electric Steel, Inc.........................       32,600           94,744
 Kentucky First Bancorp, Inc...........................       11,700          119,925
 *Kevco, Inc...........................................      138,800          403,387
 Kewaunee Scientific Corp..............................       30,800          313,775
 *Key Energy Group, Inc................................      153,100          765,500
 *Key Production Co., Inc..............................      146,612        1,191,222
 *Key Technology, Inc..................................       53,800          405,181
 *Key Tronic Corp......................................      149,400          625,612
 *Keystone Automotive Industries, Inc..................      243,100        1,397,825
 *Keystone Consolidated Industries, Inc................      114,586          451,182
 Kimball International, Inc. Class B...................      310,400        5,131,300
 *Kimmins Corp.........................................       16,000            6,250
 *Kinark Corp..........................................       73,400           91,750
 *Kinnard Investment, Inc..............................       73,600          420,900
 *Kit Manufacturing Co.................................       11,100           52,725
 *Kitty Hawk, Inc......................................      139,800        1,092,187
 Klamath First Bancorp, Inc............................      131,900        1,500,362
 Knape & Vogt Manufacturing Co.........................       34,031          513,655
 *Komag, Inc...........................................      949,600        2,225,625
 *Koss Corp............................................       45,700          682,644
 *Krug International Corp..............................       65,400           85,837
 *Kulicke & Soffa Industries, Inc......................      204,900        7,293,159
 *LMI Aerospace, Inc...................................        1,000            3,266
 LNR Property Corp.....................................      286,300        5,046,037
 LSB Industries, Inc...................................       99,500           77,734
 LSI Industries, Inc...................................        5,830          140,831
 LTV Corp..............................................    1,055,700        3,694,950
 *LTX Corp.............................................      320,500        5,799,047
 LaCrosse Footwear, Inc................................       10,600           63,600
 LabOne, Inc...........................................       91,950          706,866
 *Laboratory Corp. of America Holdings, Inc............      424,700        1,592,625
 *Labtec, Inc..........................................       17,833           69,103
 *#Laclede Steel Co....................................       44,100           19,294
 *Ladd Furniture, Inc..................................      105,527        2,232,556
 *Ladish Co., Inc......................................      228,200        1,565,309
 *Lakeland Industries, Inc.............................        3,600           14,850
 *Lakes Gaming, Inc....................................      152,125        1,307,324
 *Lam Research Corp....................................      180,600       13,985,212
 *Lamson & Sessions Co.................................      156,100          819,525
 *Lancer Corp..........................................       71,500          384,312
 *Landair Corp.........................................       16,200           82,012
 Landamerica Financial Group, Inc......................      210,712        4,095,714
 *Landrys Seafood Restaurants, Inc.....................      442,000        3,902,031
 *Larscom, Inc.........................................       63,000          281,531
 *LaserSight Corporation...............................       60,100          768,153
 Lawson Products, Inc..................................      250,000        5,726,562
 *Layne Christensen Co.................................      125,600          847,800
 *Lazare Kaplan International, Inc.....................      122,500          949,375
 *Leapnet, Inc.........................................      113,300          617,839
 *Learn2.com, Inc......................................       90,454          272,775
 *Lechters, Inc........................................      263,400          411,562
 Lesco, Inc............................................       52,900          795,153
 *Let's Talk Cellular & Wireless, Inc..................          400            1,512
 Liberty Bancorp, Inc..................................        2,800           18,112
 *Life Financial Corp..................................        7,000           27,891
 *Lifeline Systems, Inc................................       14,400          219,600
 Lifetime Hoan Corp....................................      138,200          703,956
 Lillian Vernon Corp...................................      113,100        1,357,200
                                                               SHARES          VALUE+
                                                               ------          ------
 *Lindal Cedar Homes, Inc..............................        8,000   $       20,375
 Lindberg Corp.........................................       73,300          641,375
 *Lodgenet Entertainment Corp..........................       29,000          521,094
 *Lodgian, Inc.........................................      396,900        2,282,175
 *Loehmanns, Inc.......................................       65,000            5,850
 *Loews Cineplex Entertainment Corp....................      818,200        5,318,300
 *Logic Devices, Inc...................................       78,700          174,616
 *Lone Star Steakhouse Saloon..........................      498,800        3,764,381
 Longview Fibre Co.....................................      246,300        3,140,325
 *Louis Dreyfus Natural Gas Corp.......................      484,900        8,728,200
 Luby's Cafeterias, Inc................................       70,500          819,562
 Lufkin Industries, Inc................................       90,200        1,257,163
 *Lumisy, Inc..........................................      172,100          548,569
 *Lunar Corp...........................................       95,850          667,955
 *Lydall, Inc. DE......................................      279,000        2,493,563
 *Lynch Corp...........................................        6,200          141,050
 *Lynch Interactive Corp...............................        6,200          423,150
 M.A. Hanna Co.........................................      109,900        1,147,081
 *M.H. Meyerson & Co., Inc.............................       51,600          220,913
 *MB Financial, Inc....................................       29,600          385,725
 MDC Holdings, Inc.....................................      399,288        5,964,365
 *MEMC Electronic Materials, Inc.......................      378,300        4,539,600
 MFB Corp..............................................       19,200          354,000
 *MFRI, Inc............................................       54,900          243,619
 MI Schottenstein Homes, Inc...........................      184,800        2,910,600
 *MIM Corp.............................................       46,400          101,500
 MMI Companies, Inc....................................      247,700        1,006,281
 *MRV Communications, Inc..............................      246,300        7,873,903
 *MS Carriers, Inc.....................................      163,100        4,271,181
 MTS Systems Corp......................................      194,310        1,946,136
 MYR Group, Inc........................................       38,610          719,111
 *Mac-Gray Corp........................................       37,500          147,656
 *Mackie Designs, Inc..................................        1,000            5,250
 *Made2Manage Systems, Inc.............................       81,000          554,344
 *Magellan Health Services, Inc........................      357,500        2,234,375
 *Magnetek, Inc........................................      370,200        2,475,713
 *Magnum Hunter Resources, Inc.........................      106,400          339,150
 *Main Street & Main, Inc..............................      117,300          399,553
 *Main Street Bancorp, Inc.............................        2,200           23,306
 *Mallon Resources Corp................................       46,100          276,600
 *Manchester Equipment Co., Inc........................       66,700          210,522
 *Manugistic Group, Inc................................      202,300        3,401,169
 *Mapinfo Corp.........................................       88,600        2,120,863
 Marcus Corp...........................................      273,950        3,492,863
 *Marine Drilling Companies, Inc.......................       17,000          286,875
 *Marine Transport Corp................................      118,670          315,217
 *Marisa Christina, Inc................................       94,000          173,313
 Maritrans, Inc........................................      162,200          902,238
 *MarkWest Hydrocarbon, Inc............................      155,500          855,250
 *Marlton Technologies, Inc............................       88,300          165,563
 Marsh Supermarkets, Inc. Class A......................       42,900          589,875
 Marsh Supermarkets, Inc. Class B......................       56,900          593,894
 Massbank Corp. Reading, MA............................       40,266        1,313,678
 *Matec Corp...........................................        6,900           36,225
 *Material Sciences Corp...............................      311,200        3,403,750
 *Matlack Systems, Inc.................................      117,642          463,215
 *Matria Healthcare, Inc...............................      545,700        2,123,114
 *Matrix Pharmaceutical, Inc...........................      305,900        1,586,856
 *Matrix Service Co....................................      114,300          521,494
 *Mattson Technology, Inc..............................      176,700        2,860,331
 *Maverick Tube Corp...................................      172,200        3,696,919
 *Max & Ermas Restaurants, Inc.........................       41,900          285,444
 *Maxco, Inc...........................................       38,500          318,227

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
                                                               SHARES          VALUE+
                                                               ------          ------
 *Maxicare Health Plans, Inc...........................      182,800   $      588,388
 *Maxim Group, Inc.....................................      304,000        1,710,000
 *Maxwell Shoe Company, Inc............................        6,500           56,469
 *Maxwell Technologies, Inc............................        9,500          103,016
 *Maxxam, Inc..........................................       88,800        4,034,850
 *Maynard Oil Co.......................................       53,500          606,891
 *Mazel Stores, Inc....................................      130,000        1,235,000
 McGrath Rent Corp.....................................       80,000        1,442,500
 *McNaughton Apparel Group, Inc........................      114,000          805,125
 McRae Industries, Inc. Class A........................        1,000            5,188
 *McWhorter Technologies, Inc..........................      123,500        1,698,125
 *Meadow Valley Corp...................................       40,464          155,534
 Meadowbrook Insurance Group, Inc......................      169,300        1,005,219
 *Mechanical Dynamics, Inc.............................        8,300           37,869
 Medford Bancorp, Inc..................................      103,600        1,735,300
 *Media 100, Inc.......................................       98,500        1,375,922
 *Media Arts Group, Inc................................       19,000           73,625
 *Medialink Worldwide, Inc.............................          100              600
 *Medical Action Industries, Inc.......................       27,800           91,219
 *Medical Alliance, Inc................................      102,900          191,330
 *Medical Graphics Corp................................       41,700           75,581
 *Medical Resources, Inc...............................       63,218           36,548
 *Medicore, Inc........................................       58,600           84,238
 *Medstone International, Inc..........................       61,100          363,736
 Merchants Bancorp, Inc................................       39,400        1,278,038
 Merchants Group, Inc..................................       25,600          582,400
 *Mercury Air Group, Inc...............................       15,300          122,400
 Meridian Insurance Group, Inc.........................       51,700          798,119
 *Meridian Medical Technology, Inc.....................       16,400           90,713
 *Meridian Resource Corp...............................      161,000          593,688
 *Merisel, Inc.........................................      335,800          556,169
 *MeriStar Hotels & Resorts, Inc.......................       20,000           67,500
 *Merit Medical Systems, Inc...........................       25,600          169,600
 *Merix Corp...........................................       78,100          944,522
 *Merrimac Industries, Inc.............................       11,770           91,218
 *Mesa Air Group, Inc..................................      464,100        2,349,506
 *Mesa Labs, Inc.......................................       17,000           63,219
 *Mestek, Inc..........................................       13,500          251,438
 *Metacreations Corp...................................       69,600          489,375
 *Metal Management, Inc................................      409,500          940,570
 *Metals USA, Inc......................................      180,700        1,513,363
 *Metatec Corp. Class A................................      103,900          269,491
 *Metrika System Corp..................................       55,000          340,313
 *Metrocall, Inc.......................................      461,710          952,277
 *Metromedia International Group, Inc..................    1,155,000        5,197,500
 *Michael Anthony Jewelers, Inc........................       89,000          278,125
 Michael Foods, Inc....................................      173,981        4,376,710
 *Michaels Stores, Inc.................................      559,900       17,584,359
 *Micro Linear Corp....................................      178,100        1,268,963
 *Micro Warehouse, Inc.................................      528,700        6,228,747
 *Microage, Inc........................................      268,100          795,922
 *Microcide Pharmaceuticals, Inc.......................       91,000          661,172
 MicroFinancial, Inc...................................       30,000          339,375
 *Micros to Mainframes, Inc............................        6,200           26,834
 *Microsemi Corp.......................................       46,100          355,834
 *Microtest, Inc.......................................       99,600          690,975
 *Microtouch Systems, Inc..............................      122,600        1,827,506
 *Microwave Power Dynamics, Inc........................       84,400          642,231
 Mid America Banccorp..................................       86,143        2,471,227
 *Mid Atlantic Medical Services, Inc...................      438,300        3,506,400
 *Middleby Corp........................................      170,000          897,813
 Middlesex Water Co....................................        7,500          262,734
 Midland Co............................................       16,800          388,500
                                                               SHARES          VALUE+
                                                               ------          ------
 *Midway Airlines Corp.................................       98,700   $      737,166
 *Midwest Grain Products, Inc..........................      123,400        1,052,756
 Mikasa, Inc...........................................      198,400        2,157,600
 *Mikohn Gaming Corp...................................      124,400          637,550
 Milacron, Inc.........................................       61,600          897,050
 *Miller Building Systems, Inc.........................       40,900          230,063
 *Miller Industries, Inc...............................      518,550        1,263,966
 *Miltope Group, Inc...................................       53,600           39,363
 Mine Safety Appliances Co.............................       37,600        2,368,800
 Minntech Corp.........................................        4,900           47,163
 Minuteman International, Inc..........................        9,000           87,750
 Mississippi Chemical Corp.............................      454,500        2,414,531
 *Mitcham Industries, Inc..............................       41,700          162,891
 Mobile America Corp...................................       82,500          177,891
 *Modtech Holdings, Inc................................        3,400           24,969
 *Monarch Casino and Resort, Inc.......................        5,200           30,063
 *Monarch Dental Corp..................................      138,400          276,800
 *Monro Muffler Brake, Inc.............................      101,130          714,231
 Monterey Bay Bancorp, Inc.............................       44,500          559,031
 *Moog, Inc. Class A...................................       84,000        2,205,000
 *Moog, Inc. Class B...................................       12,800          515,600
 *Moore Handley, Inc...................................        2,000            3,063
 *Moore Medical Corp...................................       42,100          334,169
 Moore Products Co.....................................       40,400        1,359,713
 *Morrison Knudsen Corp................................      247,100        2,146,681
 *Morrow Snowboards, Inc...............................       22,500            6,750
 *Mother's Work, Inc...................................       67,000          724,438
 *Motor Car Parts & Accessories, Inc...................       71,200          102,827
 *Motor Club of America................................        5,600           55,300
 Movado Group, Inc.....................................      147,700        3,517,106
 *Movie Gallery, Inc...................................      222,100          916,163
 Mueller (Paul) Co.....................................        6,100          197,488
 *Multi Color Corp.....................................        7,600           49,638
 *Multigraphics, Inc...................................        8,000            9,000
 *Multiple Zones International, Inc....................      172,000        1,776,438
 *Mystic Financial, Inc................................          400            4,400
 *N & F Worldwide Corp.................................      257,800        1,417,900
 *NABI, Inc............................................      567,100        2,605,116
 NBT Bancorp...........................................      101,347        1,729,234
 NCH Corp..............................................       84,400        3,935,150
 *NCI Building Systems, Inc............................       71,300        1,185,363
 *#NCS Healthcare, Inc.................................      260,900          697,092
 *NMT Medical, Inc.....................................      121,400          254,181
 *NPS Pharmaceuticals, Inc.............................      173,700        1,036,772
 *NS Group, Inc........................................      265,800        2,757,675
 *Nabors Industries, Inc...............................      242,984        6,454,274
 Nacco Industries, Inc. Class A........................       74,200        3,594,063
 *Napco Security Systems, Inc..........................       52,300          189,588
 Nash Finch Co.........................................      130,000          938,438
 *Nashua Corp..........................................      108,800          802,400
 *Nastech Pharmaceutical Co., Inc......................       95,600          186,719
 *Nathans Famous, Inc..................................       61,200          205,594
 National City Bancorp.................................      109,314        2,145,287
 *National Home Centers, Inc...........................       70,500           87,023
 *National Home Health Care Corp.......................       58,211          245,578
 National Presto Industries, Inc.......................       95,600        3,369,900
 *National Processing, Inc.............................       56,400          486,450
 *National Record Mart, Inc............................       57,900          232,505
 *National Research Corp...............................       78,000          346,125
 *National Standard Co.................................        3,600           13,950
 National Steel Corp. Class B..........................      406,100        2,360,456
 National Technical Systems, Inc.......................       96,300          367,144
 *National Techteam, Inc...............................      283,500        1,125,141

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *National Western Life Insurance Co. Class A..........       24,300   $    1,962,225
 *Natural Alternatives International, Inc..............       68,700          234,009
 *Natural Microsystems Corp............................       96,500        3,510,188
 *Natural Wonders, Inc.................................       89,100          136,434
 *Navigators Group, Inc................................        2,100           25,200
 Nelson (Thomas), Inc..................................      171,300        1,520,288
 *Netmanage, Inc.......................................      706,413        3,521,027
 *NetOptix Corp........................................       69,800        2,499,713
 *Netrix Corp..........................................      111,500        1,006,984
 *Network Computing Devices, Inc.......................      177,600        1,148,850
 *Network Equipment Technologies, Inc..................      368,000        4,531,000
 *Network Peripherals, Inc.............................       52,800        1,819,950
 *Neurocrine Biosciences, Inc..........................      108,900        1,425,909
 *New American Healthcare Corp.........................       23,600           11,800
 *New Brunswick Scientific Co., Inc....................       65,115          358,133
 *New Century Financial Corp...........................        5,600           87,850
 *New Horizons Worldwide, Inc..........................       68,875          947,031
 *New Mexico & Arizona Land Co.........................       83,468          427,774
 *Newcor, Inc..........................................       59,942          153,601
 *Newmark Homes Corp...................................        2,000           14,750
 Newmil Bancorp, Inc...................................       41,900          534,225
 *Newpark Resources, Inc...............................      218,000        1,308,000
 Newport Corp..........................................       74,700        1,904,850
 *Nexthealth, Inc......................................       81,300          114,328
 *Niagara Bancorp, Inc.................................        8,300           86,891
 *Niagara Corp.........................................      123,500          575,047
 *Nitches, Inc.........................................        3,679           12,417
 *Nobel Learning Communities, Inc......................       71,500          576,469
 *Noel Group, Inc......................................       95,400           63,584
 Noland Co.............................................        2,000           36,375
 *Noodle Kidoodle, Inc.................................       88,900          625,078
 *Norstan, Inc.........................................      123,600          888,375
 *Nortek, Inc..........................................       48,900        1,259,175
 North Central Bancshares, Inc.........................       40,100          666,663
 *North Face, Inc......................................      155,700          822,291
 Northeast Bancorp.....................................       22,500          180,000
 Northland Cranberries, Inc. Class A...................       94,200          556,369
 Northrim Bank.........................................          530            5,242
 *Northwest Pipe Co....................................       98,200        1,227,500
 *Novametrix Medical Systems, Inc......................       20,200           80,800
 *Nu Horizons Electronics Corp.........................      116,305        1,054,014
 *NuCo2, Inc...........................................        5,200           49,725
 *Nuevo Energy Co......................................      241,500        3,728,156
 *Numerex Corp. Class A................................       83,200          553,800
 *Nutraceutical International Corp.....................          500            2,242
 Nymagic, Inc..........................................      132,700        1,907,563
 *O'Charleys, Inc......................................        5,000           66,250
 *O'Sullivan Industries Holdings, Inc..................      219,000        3,750,375
 *O.I. Corp............................................       48,200          204,850
 *ODS Networks, Inc....................................      124,500        1,019,344
 OEA, Inc..............................................       74,300          404,006
 *OMI Corp.............................................       40,900           69,019
 *OMNI Energy Services Corp............................       47,800           76,181
 *OSI Pharmaceutical, Inc..............................       91,500          470,367
 *OSI Systems, Inc.....................................       71,800          316,369
 *OTR Express, Inc.....................................       15,000           30,000
 *Oak Technology, Inc..................................      724,800        4,665,900
 Oakwood Homes Corp....................................    1,072,000        3,216,000
 *Objective Systems Integrators, Inc...................      364,800        1,453,500
 *Oceaneering International, Inc.......................      149,000        1,937,000
 OceanFirst Financial Corp.............................      158,700        2,940,909
                                                               SHARES          VALUE+
                                                               ------          ------
 *Ocwen Financial Corp.................................      142,400   $      925,600
 *Offshore Logistics, Inc..............................      351,900        3,475,013
 *Ogden Corp...........................................      195,796        2,545,348
 Oglebay Norton Co.....................................       32,200          711,419
 Ohio Art Co...........................................        3,800           77,425
 Oil-Dri Corp. of America..............................       50,800          752,475
 *Old Dominion Freight Lines, Inc......................      133,400        1,692,513
 Olsten Corp...........................................      302,300        3,060,788
 *Olympic Steel, Inc...................................      186,000          935,813
 *Omega Protein Corp...................................      448,000        1,176,000
 *Omega Worldwide, Inc.................................        7,100           26,847
 *Omtool, Ltd..........................................      257,000          762,969
 *On Command Corp......................................       69,800        1,042,638
 *One Price Clothing Stores, Inc.......................      140,200          372,406
 *Ontrack Data International, Inc......................       23,400          250,819
 *Onyx Acceptance Corp.................................       97,500          719,063
 *Onyx Pharmacueticals, Inc............................       51,100          437,544
 *Opinion Research Corp................................       43,900          301,813
 *Opta Food Ingredients, Inc...........................      176,700          546,666
 *Opti, Inc............................................      163,800          573,300
 Optical Coating Laboratory, Inc.......................       53,200       10,465,438
 *Optika Imaging Systems, Inc..........................      111,500          585,375
 *Option Care, Inc.....................................        2,800            9,363
 *Orbital Sciences Corp................................       41,300          573,038
 Oregon Steel Mills, Inc...............................      471,261        3,828,996
 Oregon Trail Financial Corp...........................       16,500          184,078
 *#Oriole Homes Corp. Class A Convertible..............       20,500           48,688
 *Oriole Homes Corp. Class B...........................       29,400           36,750
 *Orleans Homebuilders, Inc............................       20,100           29,522
 *Oroamerica, Inc......................................      102,400          713,600
 *Ortel Corp...........................................       41,000        2,608,625
 *Orthologic Corp......................................      359,700          888,009
 Oshkosh Truck Corp. Class B...........................      129,600        3,580,200
 *Oshman's Sporting Goods, Inc.........................       65,700          110,869
 *Osmonics, Inc........................................      157,600        1,418,400
 *Ostex International, Inc.............................      105,600          247,500
 *Outlook Group Corp...................................       45,500          207,594
 *Outsource International, Inc.........................       78,400           72,275
 *Overland Data........................................          500            3,359
 Overseas Shipholding Group, Inc.......................      671,400        9,819,225
 Owosso Corp...........................................       98,000          361,375
 Oxford Industries, Inc................................      109,400        2,331,588
 *P-Com, Inc...........................................       35,900          203,059
 *PAM Transportation Services, Inc.....................       45,400          469,606
 *PBOC Holdings, Inc...................................       41,100          341,644
 *PC Service Source, Inc...............................       85,800          219,863
 *PCD, Inc.............................................        1,100            9,006
 *PLM International, Inc...............................       94,800          539,175
 *PMR Corp.............................................       75,700          167,959
 *PPT Vision, Inc......................................       89,000          269,781
 *PS Group Holdings, Inc...............................       31,500          330,750
 PXRE Group, Ltd.......................................      216,583        2,680,215
 *Pameco Corp..........................................       62,200          268,238
 Pamrapo Bancorp, Inc..................................       32,300          718,675
 *Pancho's Mexican Buffet, Inc.........................       14,600           40,834
 *Panera Bread CO......................................      205,800        1,633,538
 *Par Technology Corp..................................      145,500          736,594
 Park Electrochemical Corp.............................      100,300        3,297,363
 *Parker Drilling Co...................................      970,700        3,822,131
 *Park-Ohio Holdings Corp..............................      137,100        1,619,494
 Parkvale Financial Corp...............................       49,925          898,650
 *Parlex Corp..........................................       68,000        1,283,500

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Parlux Fragrances, Inc...............................      196,200   $      723,488
 Patina Oil & Gas Corp.................................      247,626        1,764,335
 Patrick Industries, Inc...............................       78,600          948,113
 Patriot Bank Corp.....................................        4,700           38,334
 *Patterson Energy, Inc................................      134,700        1,704,797
 *Paul Harris Stores, Inc..............................      141,100          456,370
 Paula Financial, Inc..................................       64,200          395,231
 *Paul-Son Gaming Corp.................................       22,700          147,550
 *Paxar Corp...........................................       77,000          654,500
 *Paxson Communications Corp...........................      528,300        6,042,431
 *Payless Cashways, Inc................................        4,156            6,754
 *Pediatric Services of America, Inc...................       83,900           87,833
 *#Pediatrix Medical Group, Inc........................       59,700          462,675
 Peerless Manufacturing Co.............................       16,000          183,000
 Penford Corp..........................................       81,000        1,215,000
 *Penn National Gaming, Inc............................        2,500           19,258
 *#Penn Traffic Company................................        1,160            8,845
 *Penn Treaty American Corp............................       96,000        1,524,000
 Penn Virginia Corp....................................      152,000        2,726,500
 Penn-America Group, Inc...............................      134,000        1,072,000
 Pennfed Financial Services, Inc.......................      112,400        1,766,788
 *Pentacon, Inc........................................       81,200          228,375
 *Penwest Pharmaceuticals Company......................       75,750        1,020,258
 Peoples Bancshares, Inc. Massachusetts................       32,400          638,888
 Pep Boys - Manny, Moe & Jack..........................      258,600        2,505,188
 *Perceptron, Inc......................................      130,500          572,977
 *Perfumania, Inc......................................       27,000           97,031
 *Perini Corp..........................................       71,100          279,956
 *Perrigo Co...........................................      581,700        4,889,916
 *Perry Ellis International, Inc.......................       77,850          885,544
 *Per-Se Technologies, Inc.............................      372,566        2,800,071
 *Personnel Group of America, Inc......................      293,000        2,289,063
 *Petco Animal Supplies, Inc...........................      168,300        2,335,163
 *Petrocorp, Inc.......................................       95,200          589,050
 *Petroglyph Energy, Inc...............................        9,000           21,375
 *Petroleum Development Corp...........................      181,500          774,211
 *PetSmart, Inc........................................       86,300          374,866
 *Pharmchem Laboratories, Inc..........................       64,900          206,869
 *Phar-Mor, Inc........................................      212,400          547,594
 *Philadelphia Consolidated Holding Corp...............        6,400           94,000
 *Phillips (R.H.), Inc.................................       15,700           43,911
 Phillips-Van Heusen Corp..............................      461,700        3,924,450
 *Phoenix International Life Sciences, Inc.............        7,478           41,830
 *Phoenix International, Ltd...........................       54,350          220,797
 Phoenix Investment Partners, Ltd......................      543,400        4,245,313
 *Phoenix Technologies, Ltd............................       88,900        1,272,381
 *Photo Control Corp...................................        4,200            9,975
 *Phycor, Inc..........................................      347,000          509,656
 Piccadilly Cafeterias, Inc............................      148,300          750,769
 *Pico Holdings, Inc...................................       77,720        1,182,801
 *Picturetel Corp......................................      739,000        3,660,359
 Pier 1 Imports, Inc. DE...............................      151,000        1,047,563
 *Piercing Pagoda, Inc.................................       28,300          369,669
 Pilgrim Pride Corp....................................      345,000        2,673,750
 Pilgrim's Pride Corp..................................      165,600          972,900
 #Pillowtex Corp.......................................      183,100          732,400
 Pinnacle Bancshares, Inc..............................        9,800           88,200
 *Pinnacle Global Group, Inc...........................       27,900          149,963
 *Pinnacle Systems, Inc................................       74,600        2,457,138
 Pioneer Standard Electronics, Inc.....................      417,900        5,615,531
                                                               SHARES          VALUE+
                                                               ------          ------
 Pitt-Des Moines, Inc..................................      112,000   $    2,709,000
 Pittston Co. Burlington Group.........................      468,900        4,454,550
 *Planar Systems, Inc..................................      150,600          978,900
 *Plasma-Therm, Inc....................................       36,800          304,750
 *Play By Play Toys and Novelties, Inc.................       65,800          194,316
 *Players International, Inc...........................      448,900        3,493,003
 Pocahontas Bancorp, Inc...............................       25,000          159,375
 *Point West Capital Corp..............................       12,500           69,922
 *Polymedica Industries, Inc...........................       96,540        1,707,551
 *Polymer Group, Inc...................................      598,500       11,259,281
 *Pomeroy Computer Resource, Inc.......................       18,300          229,322
 Pope & Talbot, Inc....................................      239,000        2,853,063
 *Porta Systems Corp...................................        5,100            4,781
 *Powell Industries, Inc...............................       49,000          375,156
 *Powercerv Corp.......................................      191,000          495,406
 *Powertel, Inc........................................      148,400       12,716,025
 *Praegitzer Industries, Inc...........................       35,800          196,341
 Precision Castparts Corp..............................       11,250          305,859
 *Precision Response, Corp.............................      218,600        4,795,538
 *Premiere Technologies, Inc...........................       13,300          101,413
 *Premiumwear, Inc.....................................       33,100          173,775
 Presidential Life Corp................................      346,700        6,132,256
 *Price Communications Corp............................      555,887       13,931,918
 *Pricesmart, Inc......................................       36,850        1,434,847
 *Pride International, Inc.............................      437,200        6,284,750
 *Primark Corp.........................................      355,300        9,437,656
 *Prime Hospitality Corp...............................      457,700        3,976,269
 *Prime Medical Services, Inc..........................      164,900        1,561,397
 Primesource Corp......................................       67,254          407,727
 *Printronix, Inc......................................       87,100        1,507,919
 *Procurenet, Inc......................................       22,400                0
 Professional Bancorp, Inc.............................        1,000            9,500
 *Professionals Group, Inc.............................        1,210           30,704
 *Programmers Paradise, Inc............................       75,200          502,900
 Progress Financial Corp...............................       30,098          393,155
 *ProMedCo Management Company..........................      291,900          606,605
 *Protection One, Inc..................................    1,136,900        1,989,575
 *Protocol Systems, Inc................................      123,200          974,050
 *Provant, Inc.........................................       11,000          241,313
 Providence & Worcester Railroad Co....................       19,300          183,350
 *Provident Financial Holdings, Inc....................       46,700          866,869
 *Proxim, Inc..........................................       55,200        3,098,100
 Pulaski Financial Corp................................       12,100          131,966
 Pulaski Furniture Corp................................       33,200          549,875
 *Pure World, Inc......................................       83,100          236,316
 *Pyramid Breweries, Inc...............................       86,300          128,102
 *QEP Co., Inc.........................................       19,200          148,800
 *QMS, Inc.............................................       40,905          122,715
 *Qad, Inc.............................................       32,000          153,000
 *Quad Systems Corp....................................       68,000           93,500
 Quaker Chemical Corp..................................       71,600        1,118,750
 *Quaker City Bancorp, Inc.............................       63,562        1,072,609
 *Quaker Fabric Corp...................................      202,300          679,602
 *Quality Dining, Inc..................................      201,200          471,563
 Quality Systems, Inc..................................       80,500          543,375
 Quanex Corp...........................................      205,000        4,343,438
 *Quantum Corp.- DLT...................................       22,233          350,170
 *Quantum Corp-Hard Disk Drive.........................       31,616          217,360
 *Quest Diagnostics, Inc...............................      432,200       13,155,088
 *Quidel Corp..........................................       36,000          211,500
 *Quigley Corp.........................................       22,100           46,617
 *Quintel Entertainment, Inc...........................       34,000          206,125
 Quipp, Inc............................................        1,300           19,825

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Quixote Corp..........................................       56,600   $      905,600
 *R & B, Inc...........................................       92,900          574,819
 *RCM Technologies, Inc................................      236,900        3,042,684
 *RDO Equipment Co. Class A............................       74,200          486,938
 *RF Monolithics, Inc..................................        8,800           51,288
 RLI Corp..............................................      128,412        4,366,008
 *RMH Teleservices, Inc................................       84,100          592,642
 RPC, Inc..............................................      145,400          999,625
 *RTI International Metals, Inc........................      212,750        1,409,469
 *RTW, Inc.............................................      136,700          713,403
 *Racing Champions Corp................................        8,400           41,738
 *Radiance Medical Systems, Inc........................      132,400          719,925
 *RadiSys Corp.........................................       41,611        1,863,415
 *Rag Shops, Inc.......................................       55,755          116,737
 *Ragen Mackenzie Group, Inc...........................       35,100          712,969
 *Railamerica, Inc.....................................       98,500          797,234
 *Railtex, Inc.........................................      168,400        2,841,750
 *RailWorks Corp.......................................          200            2,025
 *Rainbow Technologies, Inc............................       51,550          874,739
 *Rainforest Cafe, Inc.................................      278,500        1,305,469
 *Ramsay Youth Services, Inc...........................       51,266           70,491
 Range Resources Corp..................................      550,400        1,823,200
 *Rare Hospitality International, Inc..................      133,500        2,807,672
 Raven Industries, Inc.................................       13,600          197,625
 *Raytech Corp. DE.....................................       27,100          103,319
 *Raytel Med Corp......................................      146,800          435,813
 *Reading Entertainment, Inc...........................       75,736          444,949
 *Read-Rite Corp.......................................      625,100        3,428,283
 *Recoton Corp.........................................      200,400        1,634,513
 *Redhook Ale Brewery, Inc.............................      106,500          257,930
 Redwood Empire Bancorp................................       28,200          664,463
 *Reebok International, Ltd............................      641,600        5,774,400
 *Refac................................................       48,685          225,168
 *Regeneron Pharmaceuticals, Inc.......................      403,200        3,099,600
 *Reliability, Inc.....................................       84,500          248,219
 Reliance Bancorp, Inc.................................       28,100        1,105,559
 Reliance Group Holdings, Inc..........................      622,800        2,491,200
 *Relm Wireless Corp...................................       59,254          244,423
 *Remington Oil & Gas Corp.............................       19,600           98,613
 *Renaissance Worldwide, Inc...........................      610,000        2,935,625
 *Renex Corp...........................................      141,800          864,094
 *Rentrak Corp.........................................       63,000          340,594
 *Rent-Way, Inc........................................       64,000          976,000
 *#Repligen Corp.......................................       30,200          134,956
 *#Reptron Electronics, Inc............................       91,500          629,063
 Republic Bancorp, Inc.................................       17,960          246,950
 *Republic Bankshares, Inc.............................       44,900          632,809
 *Republic First Bancorp, Inc..........................       37,930          244,174
 Republic Security Financial Corp......................      113,608          914,189
 *Research Partners International, Inc.................       86,400          419,850
 *ResortQuest International, Inc.......................      219,500        1,358,156
 Resource America, Inc.................................      137,600        1,156,700
 Resource Bancshares Mortgage Group, Inc...............      295,335        1,495,133
 *Respironics, Inc.....................................       26,500          211,172
 *Rex Stores Corp......................................       91,100        3,399,169
 *Rexhall Industries, Inc..............................       14,099          119,842
 Richardson Electronics, Ltd...........................       97,900          651,647
 *Riddell Sports, Inc..................................      114,700          344,100
 Riggs National Corp...................................      365,300        5,194,109
 *Right Management Consultants, Inc....................       87,600          960,863
 *Rightchoice Managed Care, Inc. Class A...............       47,700          536,625
                                                               SHARES          VALUE+
                                                               ------          ------
 *Risk Capital Holdings, Inc...........................        6,900   $       89,484
 *Riverside Group, Inc.................................        3,200            3,650
 Riverview Bancorp, Inc................................       61,800          689,456
 *Roadhouse Grill, Inc.................................      109,000          432,594
 Roadway Express, Inc..................................       21,600          429,975
 Roanoke Electric Steel Corp...........................      148,900        2,424,278
 Robbins & Myers, Inc..................................        3,700           74,000
 *Roberds, Inc.........................................       79,700           82,191
 *Roberts Pharmaceutical Corp..........................      125,700        4,061,681
 *Robinson Nugent, Inc.................................       53,900          515,419
 *#Robotic Vision Systems, Inc.........................      173,800        1,037,369
 *Rochester Medical Corp...............................       29,000          215,688
 *Rock of Ages Co......................................       87,700          523,459
 Rock-Tenn Co. Class A.................................      330,100        5,116,550
 *Rocky Shoes & Boots, Inc.............................       65,400          492,544
 *Rofin-Sinar Technologies, Inc........................       33,800          238,713
 *Rogue Wave Software, Inc.............................       99,900          789,834
 Rollins Truck Leasing Corp............................      863,100       10,141,425
 *Romac International, Inc.............................      990,600       11,113,294
 *Rottlund, Inc........................................       37,800          101,588
 Rouge Industries, Inc. Class A........................      229,900        1,738,619
 *Royal Precision, Inc.................................       14,150           38,028
 *Rural/Metro Corp.....................................       81,100          468,859
 *Rush Enterprises, Inc................................       49,100          751,844
 Russ Berrie & Co., Inc................................      194,600        4,962,300
 Russell Corp..........................................       43,200          564,300
 *Ryans Family Steak Houses, Inc.......................      555,400        5,467,219
 Ryerson Tull, Inc.....................................       85,892        1,755,418
 Ryland Group, Inc.....................................      238,464        5,425,056
 *S&K Famous Brands, Inc...............................      104,700          788,522
 *S3, Inc..............................................      544,724        4,596,109
 *SBE, Inc.............................................        7,600           48,688
 *SBS Technologies, Inc................................       40,000        1,341,250
 #SCPIE Holdings, Inc..................................       73,700        2,565,681
 *SED International Holdings, Inc......................      115,300          236,005
 *SEEC, Inc............................................       28,000          114,625
 *SEMX Corp............................................      104,700          667,463
 *SGV Bancorp, Inc.....................................        9,300          212,738
 *SMC Corp.............................................       66,700          270,969
 *SOS Staffing Services, Inc...........................       48,800          231,800
 *SPAR Group, Inc......................................       11,500           46,000
 *SPR, Inc.............................................       39,400          182,225
 *SPS Technologies, Inc................................        7,200          235,800
 *SS&C Technologies, Inc...............................        1,100            5,947
 *SSE Telecom, Inc.....................................       68,700          425,081
 *STAR Telecommunications, Inc.........................       26,200          207,144
 *STM Wireless, Inc. Class A...........................       97,800          479,831
 *Safety 1st, Inc......................................       55,400          392,994
 *Safety Components International, Inc.................       40,200          110,550
 *Salient 3 Communications, Inc. Class A...............       72,900          555,863
 *Sames Corp...........................................       30,918          463,770
 *San Filippo (John B.) & Son, Inc.....................       75,200          270,250
 Sanderson Farms, Inc..................................      192,700        1,794,519
 *Sandisk Corp.........................................       78,100        5,157,041
 *Sands Regent Casino Hotel............................       15,492           26,143
 *Santa Fe Snyder Corp.................................       20,500          164,000
 *Saucony, Inc. Class A................................       19,800          247,500
 *Saucony, Inc. Class B................................       30,000          381,563
 *Savoir Technology Group, Inc.........................      148,500          793,547
 *Scan-Optics, Inc.....................................      100,700          133,742
 *Scheid Vineyards, Inc................................       15,500           62,969
 *Schein (Henry), Inc..................................       27,300          350,634

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Schieb (Earl), Inc...................................       70,500   $      264,375
 *Schlotzskys, Inc.....................................      167,700        1,158,178
 Schnitzer Steel Industries, Inc. Class A..............       68,700        1,281,684
 *Schuff Steel Company.................................      102,000          395,250
 *Schuler Homes, Inc...................................      332,000        2,147,625
 Schulman (A.), Inc....................................      117,200        1,856,888
 Schultz Sav-O Stores, Inc.............................       15,300          200,813
 Schweitzer-Maudoit International, Inc.................      160,400        2,125,300
 *Scios-Nova, Inc......................................      145,300          558,497
 Scope Industries, Inc.................................        7,700          425,425
 Seaboard Corp.........................................          100           23,400
 Seacoast Financial Services Corp......................      123,869        1,312,237
 *Seacor Smit, Inc.....................................      139,500        7,236,563
 *Seattle Filmworks, Inc...............................      215,800          697,978
 *Secom General Corp...................................       11,500           35,938
 *Segue Software, Inc..................................      101,700        2,590,172
 *Seibels Bruce Group, Inc.............................       89,700          192,014
 *Seitel, Inc..........................................      242,100        1,634,175
 Selas Corp. of America................................       67,000          414,563
 Selective Insurance Group, Inc........................      343,900        6,028,997
 *Semitool, Inc........................................       72,500          826,953
 *Seneca Foods Corp. Class B...........................       10,500          124,688
 *Sensormatic Electronics Corp.........................      755,400       12,039,188
 *Sequa Corp. Class A..................................       74,000        4,116,250
 *Sequa Corp. Class B..................................       31,400        1,978,200
 *SeraCare, Inc........................................        1,500            4,781
 *Service Experts, Inc.................................      304,000        1,900,000
 *Sharper Image Corp...................................       48,400          980,100
 *Shaw Group, Inc......................................      148,100        3,091,588
 *Sheldahl, Inc........................................      128,300          525,228
 *Shells Seafood Restaurants, Inc......................       42,100          122,353
 *Shiloh Industries, Inc...............................      156,300        1,357,856
 *Shoe Carnival, Inc...................................      144,300        1,470,056
 *Shoe Pavilion, Inc...................................          800            1,775
 *Sholodge, Inc........................................       75,000          428,906
 *Shoney's, Inc........................................      594,304          817,168
 *Shopko Stores, Inc...................................       31,500          714,656
 *Showpower, Inc.......................................        6,900           37,088
 *Sierra Health Services, Inc..........................      133,500        1,251,563
 Sifco Industries, Inc.................................       61,415          422,228
 *Sight Resource Corp..................................       96,800          208,725
 *Sigmatron International, Inc.........................       16,300          136,513
 *Signal Technology Corp...............................       86,900          391,050
 *Signature Eyewear, Inc...............................       17,000           53,656
 *Silicon Storage Technology, Inc......................       61,100        1,613,422
 *Silicon Valley Group, Inc............................      448,700        6,436,041
 *Silverleaf Resorts, Inc..............................      223,000        1,630,688
 *Simione Central Holdings, Inc........................      135,500          165,141
 Simmons First National Corp. Class A..................       42,200        1,149,950
 *Simon Transportation Services, Inc...................       83,000          472,063
 Simpson Industries, Inc...............................      287,400        3,026,681
 *#Simula, Inc.........................................       73,300          416,894
 *Sinclair Broadcast Group, Inc. Class A...............       28,200          326,944
 *Sitel Corp...........................................      995,000        5,907,813
 *Sizzler International, Inc...........................      238,300          595,750
 Sky Financial Group, Inc..............................       12,255          284,546
 Skyline Corp..........................................      106,200        2,635,088
 Skywest, Inc..........................................      138,200        3,394,538
 Smart & Final Food, Inc...............................      156,000        1,072,500
 Smith (A.O.) Corp.....................................      220,850        4,858,700
                                                               SHARES          VALUE+
                                                               ------          ------
 Smith (A.O.) Corp. Convertible Class A................       69,750   $    1,499,625
 *Smithway Motor Express Corp. Class A.................       66,800          294,338
 *Softech, Inc.........................................       58,000           72,500
 *#Software Spectrum, Inc..............................       54,300          593,906
 *Sola International, Inc..............................      448,600        6,392,550
 *Sonic Automotive, Inc................................       71,000          639,000
 *Sound Advice, Inc....................................       25,100          246,294
 South Jersey Industries, Inc..........................      185,777        5,445,588
 *Southern Energy Homes, Inc...........................      168,100          383,478
 *#Southern Pacific Funding Corp.......................      120,000            2,700
 *Southwall Technologies, Inc..........................       86,600          377,522
 Southwestern Energy Co................................      418,900        3,115,569
 Sovereign Bancorp, Inc................................      295,840        2,620,958
 *Spacehab, Inc........................................       55,100          273,778
 *Spacelabs Medical, Inc...............................      164,400        2,291,325
 Span-American Medical System, Inc.....................       25,300           85,783
 Spartan Motors, Inc...................................      267,700        1,120,994
 *Sparton Corp.........................................      100,600          477,850
 *Special Metals Corp..................................       10,000           34,063
 *Spectrian Corp.......................................       78,500        2,131,766
 *Spectrum Control, Inc................................      122,000        1,315,313
 *SpeedFam-IPEC, Inc...................................      266,047        3,142,680
 *Speizman Industries, Inc.............................       37,400          191,675
 *Spiegel, Inc. Class A Non-Voting.....................        8,300           66,141
 *Splash Technology Holdings, Inc......................       21,100          150,008
 *Sport Chalet, Inc....................................       42,300          243,886
 *Sport Supply Group, Inc..............................       85,900          547,613
 *Sport-Haley, Inc.....................................       56,900          224,044
 *Sports Authority, Inc................................      553,400        1,175,975
 *Sports Club Co., Inc.................................       69,900          292,706
 *Sportsman's Guide, Inc...............................       79,500          255,891
 Springs Industries, Inc. Class A......................        5,100          204,000
 St. Francis Capital Corp..............................       92,600        1,854,894
 St. Mary Land & Exploration Co........................       53,500        1,131,859
 *Stac Software, Inc...................................       22,300          137,284
 *Staffmark, Inc.......................................      184,700        1,468,942
 *Stage II Apparel Corp................................       31,600           39,500
 *Stage Stores, Inc....................................       32,200          102,638
 Standard Commercial Corp..............................      173,980          674,173
 *Standard Management Corp.............................       96,900          584,428
 *Standard Microsystems Corp...........................      213,300        2,606,259
 Standard Motor Products, Inc. Class A.................      146,150        2,676,372
 Standard Pacific Corp. DE.............................      616,472        6,781,192
 *Standard Register Co.................................        4,900          103,206
 *Stanford Telecommunications, Inc.....................        2,400           81,825
 *Stanley Furniture, Inc...............................      118,400        2,412,400
 *Star Buffet, Inc.....................................        7,200           30,150
 *Star Multi Care Services, Inc........................       57,100           41,933
 *Starcraft Corp.......................................       27,300          191,953
 Starrett (L.S.) Co. Class A...........................       58,400        1,390,650
 *Starter Corp.........................................      237,200           21,348
 State Auto Financial Corp.............................       30,600          295,481
 State Financial Services Corp. Class A................       41,900          662,544
 *Station Casinos, Inc.................................      309,700        7,432,800
 Steel Technologies, Inc...............................      192,200        2,156,244
 *Steinway Musical Instruments, Inc....................        9,900          198,000
 Stepan Co.............................................      111,600        2,643,525
 Stephan Co............................................       50,600          202,400
 Sterling Bancorp......................................       63,500        1,190,625

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Sterling Financial Corp. WA..........................       92,180   $    1,169,534
 Stewart & Stevenson Services, Inc.....................      301,900        3,603,931
 Stewart Enterprises, Inc..............................      600,600        3,068,691
 Stewart Information Services Corp.....................      147,600        1,992,600
 Stifel Financial Corp.................................       83,472          866,022
 Stone & Webster, Inc..................................      179,900        2,945,863
 *Storage Computer Corp................................       16,500           20,625
 *Stormedia, Inc. Class A..............................      136,200              136
 *#Stratasys, Inc......................................       32,700          194,156
 *Strategic Diagnostics, Inc...........................       11,000           85,938
 *Strategic Distribution, Inc..........................      619,100          986,691
 *Stratus Properties, Inc..............................      156,700          641,491
 *Strawbridge and Clothier Liquidating Trust...........       71,881           11,681
 Stride Rite Corp......................................      246,800        1,573,350
 *Strouds, Inc.........................................      136,000          299,625
 *Suburban Lodges of America, Inc......................      207,600        1,200,188
 *Success Bancshares, Inc..............................       13,800          162,150
 *Successories, Inc....................................      130,500          350,719
 *Summa Industries, Inc................................          500            6,156
 *Summit Design, Inc...................................      329,400        1,008,788
 *#Sunbeam Corp........................................       56,000          276,500
 *Sunburst Hospi.......................................       13,250           68,734
 *Sundance Homes, Inc..................................       40,500            9,113
 *Sunrise Assisted Living, Inc.........................       22,300          293,384
 *Sunrise Medical, Inc.................................      334,000        2,004,000
 *Sunrise Resources, Inc...............................       88,900          454,223
 *Sunterra Corp........................................      237,900        2,557,425
 *Superior Energy Services, Inc........................        6,700           43,759
 *Superior National Insurance Group, Inc...............       16,400           49,713
 Superior Surgical Manufacturing Co., Inc..............      105,900        1,032,525
 *Suprema Specialties, Inc.............................       50,500          443,453
 Susquehanna Bancshares, Inc...........................      184,072        3,180,994
 *Swift Energy Corp....................................      174,500        1,941,313
 *Swiss Army Brands, Inc...............................       89,900          736,056
 *Sybase, Inc..........................................      105,000        1,696,406
 *Sybron Chemicals, Inc................................        1,600           21,800
 *Sylvan Learning Systems, Inc.........................        2,200           29,150
 *Sylvan, Inc..........................................      104,000          968,500
 *Symix Systems, Inc...................................        3,600           45,338
 *Symmetricom, Inc.....................................      244,200        1,816,238
 *Symons International Group, Inc......................       37,500           50,977
 *Symphonix Devices, Inc...............................       29,000           90,172
 *Syms Corp............................................      195,000        1,182,188
 Synalloy Corp. DE.....................................       79,400          570,688
 *Synaptic Pharmaceutical Corp.........................       70,100          319,831
 *Synbiotics Corp......................................       97,400          220,672
 *#Sync Research, Inc..................................       46,680          142,958
 *Syncor International Corp. DE........................      100,300        2,808,400
 *Syntellect, Inc......................................      218,100          483,909
 *Synthetic Industries, Inc............................      136,000        4,432,750
 *Syntroleum Corp......................................       44,600          439,728
 *Sypris Solutions, Inc................................       26,250          261,680
 *Systemax, Inc........................................       10,100           97,844
 *T&W Financial Corp...................................       55,300          175,405
 *TBA Entertainment Corp...............................      138,000          577,875
 *TBC Corp.............................................      386,900        2,285,128
 TCBY Enterprises, Inc.................................      278,066        1,112,264
 *TCC Industries, Inc..................................       24,800            1,364
 *TCI International, Inc...............................       27,600          117,300
 *TCSI Corp............................................      383,100          718,313
                                                               SHARES          VALUE+
                                                               ------          ------
 *TEAM America Corp....................................        2,500   $       15,938
 TF Financial Corp.....................................       32,100          442,378
 *TFC Enterprises, Inc.................................        1,000            4,281
 *TII Industries, Inc..................................       92,200          116,691
 TJ International, Inc.................................      112,300        4,677,997
 *TRC Companies, Inc...................................       91,450          720,169
 *TRM Copy Centers Corp................................       81,500          463,531
 *TST/Impreso, Inc.....................................        6,500           22,344
 Tab Products Co. DE...................................       62,100          473,513
 *Taco Cabana, Inc.....................................      181,400        1,570,244
 Talbots, Inc..........................................       39,300        1,906,050
 *Tandy Brand Accessories, Inc.........................       14,900          194,166
 *Tandy Crafts, Inc....................................      157,200          520,725
 Tasty Baking Co.......................................        3,000           28,688
 *Team, Inc............................................       76,300          171,675
 *Technical Communications Corp........................        6,300           22,444
 Technology Research Corp..............................       61,000           65,766
 *Tech-Sym Corp........................................       77,000        1,453,375
 *Tegal Corp...........................................      208,000          672,750
 *Telescape International, Inc.........................       10,800          101,925
 Telxon Corp...........................................      184,700        2,914,797
 *Template Software, Inc...............................        7,600           72,200
 *Temtex Industries, Inc...............................       35,700           59,686
 Terra Industries, Inc.................................    1,478,300        3,048,994
 *Tesoro Petroleum Corp................................      649,700        7,796,400
 *Tesseract Group, Inc.................................      117,200          219,750
 *Tetra Technologies, Inc..............................      257,400        1,994,850
 Texas Industries, Inc.................................       95,662        3,467,748
 *Texfi Industries, Inc................................        4,800              408
 *Thermedics, Inc......................................       84,000          477,750
 *Thermo Bioanalysis Corp..............................       31,600          556,950
 *Thermo Ecotek Corp...................................       38,000          280,250
 *Thermo Sentron, Inc..................................      135,500        2,007,094
 *Thermo Terratech, Inc................................      130,000          877,500
 *ThermoQuest Corp.....................................       85,700          883,781
 Thermoretec Corp......................................      118,100          782,413
 *Thermospectra Corp...................................       30,400          484,500
 *Thermotrex Corp......................................       26,300          213,688
 *Thomas Group, Inc....................................       40,400          328,250
 Thomas Industries, Inc................................      138,650        2,235,731
 *Thomaston Mills, Inc.................................       34,800           44,588
 Thor Industries, Inc..................................        3,900          108,956
 *#Thorn Apple Valley, Inc.............................       82,215            9,044
 *Tier Technologies, Inc. Class B......................       27,100          195,628
 Timberland Bancorp, Inc...............................       10,000          117,813
 *Tipperary Corp.......................................      129,200          177,650
 *Titan Exploration, Inc...............................       23,800           84,788
 Titan International, Inc..............................      260,000        1,722,500
 Titanium Metals Corp..................................      490,700        2,668,181
 *Today's Man, Inc.....................................       94,500           70,875
 *Todd Shipyards Corp..................................      128,600        1,125,250
 Todd-AO Corp. Class A.................................        3,740           66,385
 *Toddhunter International, Inc........................       76,000          698,250
 *Tokheim Corp.........................................       73,400          233,963
 *Topps, Inc...........................................       36,400          415,188
 Toro Co...............................................       84,300        2,734,481
 *Total Entertainment Restaurant Corp..................       16,500           28,102
 *Total Renal Care Holdings, Inc.......................      165,000        1,175,625
 *Tower Air, Inc.......................................      166,400          247,000
 *Track 'n Trail, Inc..................................       13,800           15,956
 *Tractor Supply Co....................................       61,900        1,052,300
 *Trailer Bridge, Inc..................................       84,000          152,250
 *#Trans World Airlines, Inc...........................      638,300        2,074,475

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Transact Technologies, Inc...........................       10,900   $       80,388
 *Transcoastal Marine Services, Inc....................      139,200          450,225
 *Transfinancial Holdings, Inc.........................       68,700          364,969
 *Transmation, Inc.....................................       60,000          121,875
 *Transmedia Network, Inc..............................       26,700           66,750
 #Transport Lux Corp...................................        2,546           20,050
 *Transportation Components, Inc.......................      284,000          781,000
 *Transportation Technologies Industries, Inc..........      126,700        1,698,572
 Transpro, Inc.........................................       56,900          376,963
 Transtechnology Corp..................................       81,300          711,375
 *Transworld Healthcare, Inc...........................      199,800          437,063
 *Travel Services International, Inc...................       49,000          491,531
 Tremont Corp. DE......................................       70,633        1,125,713
 *Trend-Lines, Inc. Class A............................       70,900          104,134
 Trenwick Group, Inc...................................      178,857        3,633,033
 *Trex Medical Corp....................................      185,700          510,675
 *Triad Hospitals, Inc.................................       13,500          166,641
 *Trico Marine Services, Inc...........................      274,800        2,052,413
 *Trident Microsystems, Inc............................      169,200        1,771,313
 *Tridex Corp..........................................       71,900          128,072
 Trigen Energy Corp....................................      196,700        3,208,669
 *Trimark Holdings, Inc................................       30,300           93,741
 *TriPath Imaging, Inc.................................       98,787          648,290
 *Triple S Plastics, Inc...............................       33,100          384,788
 *Tripos, Inc..........................................       44,266          440,585
 *Triumph Group........................................      107,600        2,616,025
 *Trump Hotels & Casino Resorts, Inc...................      390,900        1,514,738
 *Tuboscope Vetco International, Inc...................      220,200        3,137,850
 *Tultex Corp..........................................       96,807           21,177
 Twin Disc, Inc........................................       35,200          490,600
 *Twinlab Corp.........................................       32,500          316,875
 *Tyler Technologies, Inc..............................      190,600          786,225
 U.S. Bancorp, Inc.....................................      125,800        1,580,363
 *#U.S. Diagnostic, Inc................................      280,000          240,625
 *U.S. Home & Garden, Inc..............................       11,600           27,369
 *U.S. Office Products, Co.............................      402,000        1,482,375
 *U.S. Vision, Inc.....................................       47,000          118,969
 *URS Corp.............................................       53,702        1,047,189
 *US Can Corp..........................................       71,400        1,276,275
 *US Liquids, Inc......................................        6,000           47,625
 *US Oncology, Inc.....................................    1,010,520        4,815,759
 *US Xpress Enterprises, Inc. Class A..................      141,590        1,022,103
 *USA Floral Products, Inc.............................      193,000          548,844
 *USA Truck, Inc.......................................       31,400          271,806
 *USData Corp..........................................        6,750           65,391
 *UTI Energy Corp......................................      149,000        3,017,250
 *Ubics, Inc...........................................       52,000          134,875
 *Ugly Duckling Corp...................................      175,500        1,305,281
 *Ultimate Electronics, Inc............................      133,200        3,117,713
 *Ultrak, Inc..........................................      172,000          806,250
 *Ultralife Batteries, Inc.............................      142,600          864,513
 *Ultratech Stepper, Inc...............................      238,600        4,511,031
 *#Unapix Entertainment, Inc...........................       62,900          117,938
 *Unicapital Corp......................................       22,500           50,625
 Unico American Corp...................................       60,300          414,563
 *UniComp, Inc.........................................        8,100           30,375
 *Unifab International, Inc............................        8,800           53,075
 *Unifi, Inc...........................................       15,500          205,375
 Unifirst Corp.........................................      153,300        2,328,244
 *Unimark Group, Inc...................................      126,600          162,206
 *Uni-Marts, Inc.......................................      103,200           90,300
 *Union Acceptance Corp. Class A.......................       55,600          408,313
                                                               SHARES          VALUE+
                                                               ------          ------
 *Union Community Bancorp..............................          500   $        5,469
 *Uniroyal Technology Corp.............................      111,100        1,853,981
 *Unit Corp............................................      298,700        1,717,525
 *United American Healthcare Corp......................       80,200           85,213
 *United Auto Group, Inc...............................       19,900          179,100
 United Community Financial Corp.......................        5,500           59,125
 *#United Companies Financial Corp.....................       79,900            6,991
 United Fire Casualty Co...............................       18,750          405,469
 United Industrial Corp................................      205,800        1,787,888
 United National Bancorp...............................       11,832          259,565
 *United Natural Foods, Inc............................      129,900        1,096,031
 *United Retail Group, Inc.............................      160,300        1,480,270
 *United Road Services, Inc............................       53,800          101,716
 *United States Energy Corp............................       27,600          106,950
 *United States Home Corp..............................      152,800        3,934,600
 United Wisconsin Services, Inc........................      244,800        1,315,800
 *Unitel Video, Inc....................................       29,500           11,063
 *Universal American Financial Corp....................       56,200          238,850
 *Universal Electronics, Inc...........................       41,400        1,565,438
 Universal Forest Products, Inc........................          400            6,188
 *#Universal International, Inc........................       34,600           89,744
 *Universal Stainless & Alloy Products, Inc............       34,300          129,161
 *Uno Restaurant Corp..................................      103,100        1,134,100
 *Unova, Inc...........................................       58,000          761,250
 *Urocor, Inc..........................................      139,000          471,297
 *Urogen Corp. (Restricted)............................       14,500            5,510
 *Urologix, Inc........................................      187,500          955,078
 *Uroquest Medical Corp................................       40,900           72,853
 *Utilx Corp...........................................       81,600          357,000
 *V.I. Technologies, Inc...............................       19,300          116,403
 *VTEL Corp............................................      369,300        1,327,172
 *#Vail Resorts, Inc...................................        8,675          149,102
 *Valence Technology, Inc..............................       74,700          680,470
 *Vallen Corp..........................................      146,300        3,625,497
 *Valley National Gases, Inc...........................        7,000           23,625
 Valmont Industries, Inc...............................        7,500          132,188
 *Value City Department Stores, Inc....................      416,600        6,952,013
 *Valuevision International, Inc. Class A..............      277,300       12,469,834
 *Vans, Inc............................................      147,700        1,772,400
 *#Vari L Co., Inc.....................................      108,000        2,163,375
 *Variflex, Inc........................................       65,500          409,375
 *Venator Group, Inc...................................      923,000        6,345,625
 *Verilink Corp........................................      237,900          784,327
 *Veritas DGC, Inc.....................................      164,600        2,396,988
 *Verity, Inc..........................................       50,000        5,173,438
 *Versar, Inc..........................................        1,300            3,006
 *Vertex Communications Corp...........................       82,000        1,742,500
 Vesta Insurance Group, Inc............................      222,700          876,881
 *Vestcom Int'l, Inc...................................      104,200          364,700
 *Veterinary Centers of America, Inc...................      355,400        3,987,144
 *Viasoft, Inc.........................................       91,600          565,344
 *Vicon Industries, Inc................................       54,500          320,188
 *Vicorp Restaurants, Inc..............................      115,300        2,024,956
 *Video Display Corp...................................       47,100          188,400
 *Video Services Corp..................................       27,000           81,000
 *Videonics, Inc.......................................       58,000           58,906
 *Viisage Technology, Inc..............................       11,000           36,438
 Vintage Petroleum, Inc................................      400,200        4,277,138
 Virco Manufacturing Corp..............................      123,898        1,688,110
 Virginia Gas Co.......................................        2,000            6,063
 *Virtualfund.Com, Inc.................................       27,800           57,338
 *Vision Twenty-One, Inc...............................        5,500           23,375

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *VisionAmerica, Inc...................................       31,100   $       91,356
 Vital Signs, Inc......................................      194,000        4,534,750
 *#Vitech America, Inc.................................        1,400           10,653
 *Vivid Technologies, Inc..............................       40,800          241,613
 *Volt Information Sciences, Inc.......................      164,600        3,672,638
 Vulcan International Corp.............................       12,200          378,200
 *Vysis, Inc...........................................       23,000           73,672
 WFS Financial, Inc....................................      247,800        5,521,294
 *#WHX Corp............................................      372,500        3,305,938
 *WLR Foods, Inc.......................................      206,506        1,174,503
 *WPI Group, Inc.......................................      117,600          319,725
 Wabash National Corp..................................      175,600        2,579,125
 Wackenhut Corp. Class A...............................       41,500          588,781
 Wackenhut Corp. Class B Non-Voting....................       47,600          481,950
 *Walker Interactive Systems, Inc......................      199,300        1,164,659
 *Wall Street Deli, Inc................................       39,700           54,588
 *Warrantech Corp......................................      227,000          227,000
 Warren Bancorp, Inc...................................       72,000          587,250
 *Warwick Community Bancorp, Inc.......................        1,200           12,450
 *Washington Homes, Inc................................      104,000          552,500
 Washington Savings Bank FSB Waldorf, MD...............       23,500           79,313
 *Waterlink, Inc.......................................      225,000          703,125
 Watkins-Johnson Co....................................      113,000        4,385,813
 Watsco, Inc. Class A..................................      243,600        2,649,150
 Watts Industries, Inc. Class A........................      290,400        4,047,450
 *Webb (Del) Corp......................................      311,188        7,118,426
 *Webco Industries, Inc................................       90,500          294,125
 *Weider Nutrition International, Inc..................       18,300           61,763
 *Weirton Steel Corp...................................      492,600        1,570,163
 Wellco Enterprises, Inc...............................        4,800           37,800
 Wellman, Inc..........................................      543,200        8,657,250
 *#Wells-Gardner Electronics Corp......................       47,985          149,953
 Werner Enterprises, Inc...............................      273,225        4,098,375
 *West Marine, Inc.....................................       76,600          653,494
 West Pharmaceutical Services, Inc.....................      161,800        5,652,888
 *Westbank Corp........................................          400            3,825
 Westcorp, Inc.........................................      412,056        6,052,073
 Westerfed Financial Corp..............................       71,600        1,181,400
 *Western Beef, Inc....................................       57,400          500,456
 Western Ohio Financial Corp...........................       21,700          387,209
 *Western Water Co.....................................       34,000           45,688
 *Weston (Roy F.), Inc. Class A........................       89,300          198,134
 *Westwood Homestead Financial Corp....................          300            3,272
 *Wet Seal, Inc. Class A...............................       19,300          262,359
 Weyco Group, Inc......................................        2,400           59,100
 Whitney Holdings Corp.................................       59,600        2,262,938
 *Wickes Lumber Co.....................................       96,600          490,547
 *Williams Clayton Energy, Inc.........................      122,000        1,807,125
 *Willis Lease Finance Corp............................       44,200          290,063
 *Wilshire Financial Sevices Group, Inc................        2,092            2,484
 *Wilshire Oil Co. of Texas............................      108,514          420,492
 *Windmere Corp........................................      232,800        3,331,950
 Winnebago Industries, Inc.............................      154,300        2,912,413
 Wiser Oil Co..........................................      116,275          327,023
 *Wolf (Howard B.), Inc................................        5,000              625
 Wolohan Lumber Co.....................................       77,278          944,241
 *Wolverine Tube, Inc..................................      178,000        2,703,375
 Wolverine World Wide, Inc.............................       63,000          689,063
                                                               SHARES          VALUE+
                                                               ------          ------
 Woodhead Industries, Inc..............................      143,500   $    1,901,375
 Woodward Governor Co..................................       19,900          536,678
 *Workgroup Technology Corp............................       91,600          100,188
 World Fuel Services Corp..............................       58,600          468,800
 *Worldtex, Inc........................................      242,700          288,206
 *Wyant Corp...........................................          800            1,675
 *Xetel Corp...........................................      131,500          244,508
 *Xicor, Inc...........................................      115,800        1,103,719
 *Xtra Corp............................................      116,200        4,648,000
 Yankee Energy Systems, Inc............................      114,900        4,904,794
 Yardville National Bancorp............................       47,970          575,640
 *Yellow Corp..........................................      312,600        5,275,125
 York Financial Corp...................................      111,505        1,414,720
 York Group, Inc.......................................       86,600          369,403
 *York Research Corp...................................        3,800           14,013
 Zap.com Corp..........................................        2,558            5,756
 *Zapata Corp..........................................      127,900          695,456
 *Zaring National Corp.................................       46,000          209,875
 *Zemex Corp...........................................      109,658          890,971
 Zenith National Insurance Corp........................      210,500        4,367,875
 #Ziegler Co., Inc.....................................        7,700          110,206
 *Zing Technologies, Inc...............................       29,800          253,300
 *Zoll Medical Corp....................................       66,000        2,264,625
 *#Zoltek Companies, Inc...............................       44,200          512,444
 *Zygo Corp............................................       62,800        1,212,825
 *Zymetx, Inc..........................................       15,000           31,641
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,645,520,029)................................                 2,668,998,692
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Arch Communications Group Inc. Warrants 09/01/03.....      463,512          246,241
 *CSF Holdings, Inc. Litigation Rights 12/30/99........       40,500                0
 *Franklin Covey Co. Rights 11/30/99...................      297,200                0
 *Skyepharma P.L.C. Contingent Payment Rights..........       55,300                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $318,433)......................................                       246,241
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $38,849,888) to be
   repurchased at $38,276,634.
   (Cost $38,271,000)..................................   $   38,271       38,271,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,684,109,462)++..............................                $2,707,515,933
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,684,241,438.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (97.4%)
 *#1-800 CONTACTS, Inc.................................       5,900    $    156,350
 *3-D Systems Corp.....................................      10,400          80,437
 *3DO Co...............................................      27,700         266,180
 *3Dfx Interactive, Inc................................      19,643         174,332
 *4Front Software International, Inc...................       9,500         203,062
 *800-Jr Cigar, Inc....................................      11,500          96,312
 *#8X8, Inc............................................      14,400          62,550
 *#A Consulting Team, Inc..............................       4,400          17,600
 *A.C. Moore Arts & Crafts, Inc........................       5,900          29,131
 *AAON, Inc............................................       5,600          70,000
 AAR Corp..............................................      32,400         534,600
 ABC Bancorp...........................................       6,525          86,048
 *ABC Rail Products Corp...............................      17,500         194,687
 ABM Industries, Inc...................................      17,900         384,850
 *ACSYS, Inc...........................................       7,300          13,687
 *ACT Manufacturing, Inc...............................      11,150         340,423
 *ACT Networks, Inc....................................       9,400          76,375
 *ACX Technologies, Inc................................      27,600         255,300
 *ADE Corp.............................................      11,800         211,294
 *AEP Industries, Inc..................................       6,500         191,750
 *AG Services America, Inc.............................       4,700          69,031
 *AHL Services, Inc....................................       7,900         144,916
 AK Steel Holding Corp.................................      41,314         684,263
 *#AMBI, Inc...........................................      12,000          29,625
 *AMC Entertainment, Inc...............................      17,500         177,187
 *AMF Bowling, Inc.....................................       4,400          14,025
 *AML Communications, Inc..............................       5,600          24,675
 *APAC Teleservices, Inc...............................      46,500         271,734
 *ARI Network Services, Inc............................       4,100          22,166
 *ARIS Corp............................................       8,600          70,412
 *#ARV Assisted Living, Inc............................      15,700          32,381
 ASB Financial Corp....................................       1,000          10,844
 *#ASV, Inc............................................       6,150          89,559
 *ATG, Inc.............................................       8,000          38,500
 *ATMI, Inc............................................      14,800         450,012
 *ATS Medical, Inc.....................................      15,700         149,641
 *AVT Corporation......................................      12,500         501,953
 Aaron Rents, Inc. Class A.............................       1,500          24,187
 Aaron Rents, Inc. Class B.............................      14,400         260,100
 *Aavid Thermal Technologies, Inc......................       8,400         193,987
 *Abaxis, Inc..........................................      12,300          57,656
 *Abgenix, Inc.........................................      10,400         532,350
 Abington Bancorp, Inc.................................       3,800          48,806
 *Abiomed, Inc.........................................       7,000         215,250
 *#Able Telcom Holding Corp............................      10,600         107,987
 Abrams Industries, Inc................................         200             812
 *Abraxas Petroleum Corp...............................       4,200           4,331
 *Acacia Research Corp.................................       9,100         195,650
 *Accelr8 Technology Corp..............................       6,500           8,023
 *Acceptance Insurance Companies, Inc..................      13,100          83,512
 *Access Worldwide Communications, Inc.................       3,800           5,937
 *Acclaim Entertainment, Inc...........................      51,700         333,627
 *Ace Cash Express, Inc................................       8,800         144,650
 *Ace Comm Corp........................................       8,900          88,166
 Aceto Corp............................................       5,900          66,744
 Ackerley Group, Inc...................................      19,400         317,675
                                                               SHARES        VALUE+
                                                               ------        ------

 *Acme Electric Corp...................................       4,600    $     30,619
 *#Acme Metals, Inc....................................      11,000           3,190
 *Acme United Corp.....................................       1,300           1,381
 *Acorn Products, Inc..................................       5,300          10,931
 *Actel Corp...........................................      19,100         447,059
 *#Action Performance Companies, Inc...................      14,600         246,831
 *Active Apparel Group, Inc............................       1,500           4,219
 *Active Voice Corp....................................       3,300          89,100
 *Activision, Inc......................................      22,100         332,191
 *#Actrade International, Ltd..........................       7,400         131,119
 *Actuate Corp.........................................       9,900         597,403
 *Acuson Corp..........................................      28,000         323,750
 *Adac Laboratories....................................      20,066         237,657
 *adam.com, Inc........................................       4,400          73,425
 Adams Resources & Energy, Inc.........................       3,100          27,125
 *Adaptive Broadband Corp..............................      15,000         598,125
 *Adept Technology, Inc................................       6,800          43,562
 *Administaff, Inc.....................................      13,100         219,425
 *Advance Lighting Technologies, Inc...................      18,100         100,116
 *Advance Paradigm, Inc................................       9,300         369,094
 *#Advanced Aerodynamics & Structures, Inc.............       5,000          10,078
 *Advanced Communications Group, Inc...................      19,900         157,956
 *Advanced Communications Systems, Inc.................       6,600         100,444
 *Advanced Digital Information Corp....................      17,600         785,400
 *Advanced Energy Industries, Inc......................      20,300         683,222
 *Advanced Fibre Communications........................       5,300         147,075
 *Advanced Magnetics, Inc..............................       6,000          21,375
 Advanced Marketing Services, Inc......................       7,650         156,108
 *Advanced Materials Group, Inc........................         237             204
 *Advanced Neuromodulation Systems, Inc................       6,700          50,041
 *Advanced Polymer Systems, Inc........................      17,800          63,969
 *Advanced Radio Telecom Corp..........................      24,800         342,550
 *Advanced Technical Products, Inc.....................       3,600          47,925
 *#Advanced Tissue Sciences, Inc.......................      42,900         136,073
 Advanta Corp. Class A.................................       9,300         162,169
 Advanta Corp. Class B Non-Voting......................      14,900         191,837
 *Advantica Restaurant Group, Inc......................      48,400          83,944
 Advest Group, Inc.....................................       7,200         129,150
 *Advo, Inc............................................      20,400         419,475
 *Aehr Test Systems....................................       5,500          27,328
 *Aerial Communications, Inc...........................      14,800         610,037
 *Aeroflex, Inc........................................      17,600         145,200
 *Aerosonic Corp. DE...................................       3,200          36,400
 *Aerovox, Inc.........................................       4,200          11,550
 *Aetrium, Inc.........................................       8,500          45,422
 *Affiliated Managers Group, Inc.......................      18,600         553,350
 *Aftermarket Technology Corp..........................      18,000         155,250
 *Ag-Chem Equipment Co., Inc...........................       7,600          95,475
 Agco Corp.............................................      59,500         754,906
 *#Agribiotech, Inc....................................      42,100         135,509
 *Agribrands International, Inc........................       5,200         244,725
 *Agritope, Inc........................................       2,040           2,136
 *#Aht Corp............................................       9,000          40,219
 Air Express International Corp........................      23,875         769,969
 *Air Methods Corp.....................................       8,300          29,828

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Airgas, Inc..........................................       8,300    $     80,925
 *Airnet Systems, Inc..................................      11,300          60,737
 *Airtran Holdings, Inc................................      62,700         287,048
 *Akorn, Inc...........................................      16,000          73,500
 *Aksys, Ltd...........................................      11,600          56,550
 Alabama National Bancorporation.......................      10,300         233,037
 Alamo Group, Inc......................................       8,700          87,000
 *Alaris Medical, Inc..................................      63,200         126,400
 *Albany International Corp. Class A...................      32,259         544,371
 Alba-Waldensian, Inc..................................       1,200          21,900
 *Alcide Corp..........................................       2,300          28,247
 *Aldila, Inc..........................................      13,900          18,461
 *Alexion Pharmaceuticals, Inc.........................      12,100         211,372
 Alfa Corp.............................................      28,500         500,531
 *Algos Pharmaceutical Corp............................      17,000         205,062
 Alico, Inc............................................       6,300         101,587
 *Align-Rite International, Inc........................       4,100          77,772
 *Alkermes, Inc........................................      14,900         634,181
 *All Amer Semiconductor Inc...........................       2,920           9,444
 *Allcity Insurance Co.................................         200           1,400
 Allen Organ Co. Class B...............................         200           7,612
 *Allen Telecom, Inc...................................      27,400         256,875
 Alliance Bancorp......................................      11,455         227,668
 *Alliance Gaming Corp.................................       8,265          27,378
 *Alliance Pharmaceuticals Corp........................      40,900         182,772
 *Alliance Semiconductor Corp..........................      41,500         599,156
 *Allied Healthcare Products, Inc......................       6,700          19,472
 *Allied Holdings, Inc.................................       5,900          41,300
 Allied Products Corp..................................      10,650          38,606
 *Allied Research Corp.................................       4,300          27,412
 *Allin Communications Corp............................       5,000          25,000
 *Allou Health & Beauty Care, Inc. Class A.............       3,700          27,056
 *Alltrista Corp.......................................       6,053         130,139
 *Alpha Industries, Inc................................       9,400         568,994
 *Alpha Microsystems, Inc..............................      10,100          43,714
 *Alpha Technologies Group, Inc........................       5,200          32,337
 *Alphanet Solutions, Inc..............................       5,800          27,187
 Alpharma, Inc. Class A................................      14,400         460,800
 *Alpine Group, Inc....................................      15,736         198,667
 *Alteon, Inc..........................................      16,200          16,706
 *Alternative Resources Corp...........................      14,300          75,522
 *Alterra Healthcare Corp..............................      27,200         205,700
 *Alyn Corp............................................      10,000          23,281
 *Alysis Technologies, Inc.............................       2,000           9,812
 Ambanc Holding Co., Inc...............................       8,300         131,503
 *Ambassadors, Inc.....................................       7,800          95,306
 Amcast Industrial Corp................................       8,300         116,200
 Amcol International Corp..............................      25,500         452,625
 Amcore Financial, Inc.................................      26,175         659,283
 *Amedisys, Inc........................................       1,400           1,925
 *Amerco, Inc..........................................      18,100         473,994
 *America Services Group, Inc..........................       3,200          45,000
 *American Aircarriers Support, Inc....................       2,700          21,305
 American Bancorporation Ohio..........................         400           7,037
 American Bank of Connecticut..........................       3,200          77,200
 American Biltrite, Inc................................       1,900          28,262
 American Business Products, Inc.......................      14,100         150,694
 *American Claims Evaluation, Inc......................       1,000           2,062
 *American Classic Voyages Co..........................      18,400         540,500
 *American Coin Merchandising, Inc.....................       5,200          13,487
 *American Dental Technologies, Inc....................         200             294
                                                               SHARES        VALUE+
                                                               ------        ------

 *American Ecology Corp................................       5,250    $      8,367
 *American Freightways Corp............................      31,600         546,087
 *American Healthcorp, Inc.............................       6,400          31,600
 *American Homestar Corp...............................      17,530          72,037
 *American Indemnity Finl Escrow.......................         800             800
 *American Italian Pasta Co............................      16,200         487,012
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      13,600          79,900
 *American Mobile Satellite Corp.......................      33,500         528,672
 *American Pacific Corp................................       7,400          54,344
 *American Physicians Services Group, Inc..............       2,200          10,656
 *American Precision Industries, Inc...................       7,300          79,387
 *American Retirement Corp.............................      17,000         146,625
 *American Science & Engineering, Inc..................       6,500          55,250
 *American Shared Hospital Services....................       3,500          15,312
 *American Skiing Co...................................       3,900          15,600
 *American Software, Inc. Class A......................      17,900          88,661
 American States Water Company.........................       8,100         307,294
 *American Superconductor Corp.........................      18,300         347,700
 *American Technical Ceramics Corp.....................       3,500          48,562
 *American Wagering, Inc...............................       6,900          37,087
 American Woodmark Corp................................       6,260         129,308
 *#American Xtal Technology, Inc.......................      13,500         213,891
 Americana Bancorp, Inc................................       1,760          29,315
 *Amerihost Properties, Inc............................       4,200          14,109
 *Ameripath, Inc.......................................      16,900         138,105
 *Amerisource Health Corp..............................       3,700          45,787
 *Ameristar Casinos, Inc...............................      18,300          72,056
 Ameron, Inc...........................................       3,600         155,475
 Amerus Life Holdings, Inc. Class A....................       4,044          95,287
 *Ames Department Stores, Inc..........................      10,400         275,925
 Ametek, Inc...........................................       8,900         178,000
 *Amistar Corp.........................................       1,600           1,825
 Ampco-Pittsburgh Corp.................................      11,900         146,519
 *Ampex Corp. Class A..................................      55,400         252,762
 Amplicon, Inc.........................................       8,200          86,612
 *Amrep Corp...........................................       4,700          22,325
 *Amresco, Inc.........................................      52,300         105,417
 *Amsurg Corp. Class A.................................         589           3,976
 *Amsurg Corp. Class B.................................       3,800          24,106
 *Amtran, Inc..........................................      11,700         228,150
 Amwest Insurance Group, Inc...........................       2,694          18,858
 *Amylin Pharmaceuticals, Inc..........................      33,500         283,703
 *Anacomp, Inc.........................................       6,500         116,797
 *Anadigics, Inc.......................................      13,250         594,594
 Analogic Corp.........................................      10,900         325,297
 *Analogy, Inc.........................................       8,600          16,125
 Analysts International Corp...........................      22,500         266,484
 *#Analytical Surveys, Inc.............................       6,100          85,400
 *Anaren Microwave, Inc................................       4,400         191,675
 Anchor Bancorp Wisconsin, Inc.........................      22,405         357,780
 *Anchor Gaming, Inc...................................       5,300         291,831
 Andersons, Inc........................................       8,200          71,494
 Andover Bancorp, Inc. DE..............................       5,900         177,184
 *Andrea Electronics Corp..............................      13,200         103,125
 *#Anesta Corp.........................................      10,500         154,219
 *#Angeion Corp........................................       2,420           5,218

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Anicom, Inc..........................................      23,600    $    109,519
 *Anika Therapeutics, Inc..............................       8,800          54,725
 *Anixter International, Inc...........................      16,000         326,000
 *Ansoft Corp..........................................      11,400          83,719
 *AnswerThink Consulting Group, Inc....................      10,200         264,244
 *Ansys, Inc...........................................      16,400         150,931
 *Antec Corp...........................................       4,850         271,600
 *Anthony and Sylvan Pools Corp........................       2,129          14,437
 *Apex, Inc............................................      18,200         426,562
 *Aphton Corp..........................................      12,800         180,800
 Apogee Enterprises, Inc...............................      37,600         225,600
 *Apple Orthodontix, Inc...............................      10,000           5,000
 Applebees International, Inc..........................       7,900         237,741
 *Applied Analytical Industries, Inc...................       1,800          15,300
 *Applied Digital Solutions, Inc.......................       9,500          59,672
 *Applied Extrusion Technologies, Inc..................      11,000          70,469
 *Applied Films Corp...................................       2,000           8,937
 *Applied Graphics Technologies, Inc...................      24,300         229,331
 *Applied Imaging Corp.................................       5,900           7,006
 Applied Industrial Technologies, Inc..................      24,850         425,556
 *Applied Innovation, Inc..............................      14,200          84,978
 *Applied Microsystems Corp............................       6,000          50,625
 *Applied Science & Technology, Inc....................      11,300         265,197
 Applied Signal Technologies, Inc......................       7,700         104,912
 *Applix, Inc..........................................       8,600         152,381
 *Apria Healthcare Group, Inc..........................       5,800          80,837
 Aquarion Co...........................................       7,900         290,325
 *Aquila Biopharmaceuticals, Inc.......................       6,330           9,099
 *Aradigm Corp.........................................      15,400         103,469
 *Arcadia Financial, Ltd...............................      39,100         175,950
 *Arch Chemicals, Inc..................................      15,400         240,625
 Arch Coal, Inc........................................      17,000         165,750
 *Arch Communications Group, Inc.......................      33,166         210,915
 Arctic Cat, Inc.......................................      20,100         204,769
 *Ardent Software, Inc.................................      16,145         423,302
 Area Bancshares Corp..................................      10,000         254,375
 Argonaut Group, Inc...................................      21,500         497,187
 *Argosy Gaming Corp...................................      28,100         396,912
 *Arguss Holdings, Inc.................................       8,900         122,097
 *#Ariad Pharmaceuticals, Inc..........................      16,300          24,705
 *#Ariel Corp..........................................       9,300         115,378
 *Ark Restaurants Corp.................................       2,700          26,325
 *Arkansas Best Corp...................................      17,600         220,550
 Arm Financial Group, Inc. Class A.....................      29,100           1,782
 *Armor Holdings, Inc..................................      18,900         223,256
 Arnold Industries, Inc................................      23,400         296,156
 *Aronex Pharmaceuticals, Inc..........................      22,500          73,828
 *Arqule, Inc..........................................      12,400          75,950
 *Arrhythmia Research Technology, Inc..................       1,800           3,600
 Arrow Financial Corp..................................       6,552         131,654
 Arrow International, Inc..............................      30,900         925,069
 *Artesyn Technologies, Inc............................      38,900         847,291
 *Arthrocare Corp......................................       8,000         485,250
 *Artisan Components, Inc..............................      12,200         158,219
 *Artisoft, Inc........................................      13,100         177,259
 *Arts Way Manufacturing Co., Inc......................         200             762
 *Asahi/America, Inc...................................       3,100          29,159
 *Asante Technologies, Inc.............................       7,200           6,075
 *Ascent Assurance, Inc................................         109             201
 *Ascent Entertainment Group, Inc......................      27,500         332,578
 *Ascent Pediatrics, Inc...............................         100             155
 *Asche Transportation Services, Inc...................       4,100          12,812
                                                               SHARES        VALUE+
                                                               ------        ------

 *Aseco Corp...........................................       3,400    $     10,784
 *Ashworth, Inc........................................      13,300          61,305
 *Aspec Technology, Inc................................         800           2,412
 *Aspect Development, Inc..............................      23,600       1,121,000
 *Aspect Telecommunications Corp.......................      17,000         562,062
 *Aspen Technology, Inc................................      23,900         449,619
 *Assisted Living Concepts, Inc........................      15,600          24,375
 *Associated Materials, Inc............................         300           4,491
 *Astea International, Inc.............................      12,100          46,131
 *Astec Industries, Inc................................      17,000         428,719
 Astro-Med, Inc........................................       4,500          27,844
 *Astronics Corp.......................................       4,312          41,233
 *AstroPower, Inc......................................       7,600          95,712
 *Asyst Technologies, Inc..............................      10,900         436,681
 Atalanta Sosnoff Capital Corp.........................       7,700          64,487
 *Athey Products Corp..................................       2,940           4,226
 *Atlantic American Corp...............................      17,000          48,344
 *Atlantic Coast Airlines, Inc.........................      17,100         353,756
 *Atlantic Data Services, Inc..........................      14,000          50,312
 *Atlantic Premium Brands, Ltd.........................       2,000           2,750
 *Atlantis Plastics, Inc...............................       3,300          48,675
 *Atrion Corp..........................................       1,950          23,034
 *Atrix Labs, Inc......................................      10,200          59,925
 *Atwood Oceanics, Inc.................................      12,300         413,587
 *Audiovox Corp. Class A...............................      13,900         413,525
 *Ault, Inc............................................       3,900          29,981
 *Aura Systems, Inc....................................      48,000          21,360
 *Aurora Biosciences Corp..............................      17,100         202,528
 *Aurora Foods, Inc....................................      10,000          90,000
 *Auspex Systems, Inc..................................      25,000         308,594
 Authentic Fitness Corp................................      23,000         475,812
 *#Autobond Acceptance Corp............................       5,900           1,305
 Autocam Corp..........................................       4,560          77,662
 *Autologic Information International, Inc.............       2,300           6,325
 *Autote Corp. Class A.................................      32,258          80,645
 Avado Brands, Inc.....................................      33,200         160,812
 *Avalon Holding Corp. Class A.........................       1,550           7,944
 *Avant Corp...........................................      42,700         668,522
 *Avant Immunotherapeutics, Inc........................      35,175          86,289
 *Avatar Holdings, Inc.................................       7,300         122,731
 Avert, Inc............................................       2,300          22,712
 *Avi Biopharma, Inc...................................       5,700          38,653
 *Aviall, Inc..........................................      17,700         134,962
 *#Aviation Sales Co...................................      12,457         175,955
 *Avid Technology, Inc.................................      22,100         246,553
 *#Avigen, Inc.........................................      11,300         336,881
 *#Aviron..............................................      12,700         203,597
 *Avis Rent A Car, Inc.................................      24,000         459,000
 Avista Corp...........................................      26,400         429,000
 *Avteam, Inc. Class A.................................       8,500          38,383
 *Aware, Inc...........................................      14,000         531,125
 *Axent Technologies, Inc..............................      27,600         607,200
 *Axsys Technologies, Inc..............................       2,700          30,375
 *Axys Pharmaceuticals, Inc............................      37,800         154,744
 *Aztar Corp...........................................      45,200         483,075
 Aztec Manufacturing Co................................       5,000          47,500
 B B & T Corp..........................................      11,701         375,895
 *BCT International, Inc...............................       2,700           3,881
 *BEI Electronics, Inc.................................       6,000           7,312
 BEI Technologies, Inc.................................       5,100          65,025
 BHA Group Holdings, Inc. Class A......................       5,856          53,070

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *BI, Inc..............................................       6,400    $     47,600
 *BLC Financial Services, Inc..........................       5,000           8,125
 BMC Industries, Inc...................................      26,700         145,181
 BSB Bancorp, Inc......................................       9,473         197,157
 BT Financial Corp.....................................      14,970         328,872
 *BTG, Inc.............................................       7,900          52,831
 *BTU International, Inc...............................       6,500          35,344
 *BWAY Corp............................................       8,400          48,300
 *Bacou USA, Inc.......................................      24,900         398,400
 Badger Meter, Inc.....................................       1,800          55,125
 *Badger Paper Mills, Inc..............................       1,000           6,000
 Bairnco Corp..........................................       8,300          60,694
 Baker (J.), Inc.......................................      12,500          65,234
 *Baker (Michael) Corp.................................       4,400          28,600
 *Balance Bar Co.......................................       8,000          88,500
 Balchem Corp..........................................       3,300          28,462
 Baldor Electric Co....................................      23,133         452,539
 Baldwin & Lyons, Inc. Class B.........................       6,000         124,125
 *Baldwin Piano & Organ Co.............................       1,300          11,050
 *Baldwin Technology, Inc. Class A.....................      13,500          32,906
 *Ballantyne Omaha, Inc................................      12,127          65,183
 *#Bally Total Fitness Holding Corp....................      23,675         538,606
 *Baltek Corp..........................................       1,500          10,828
 Bancfirst Ohio Corp...................................       6,300         152,381
 *Bancinsurance Corp...................................       4,305          24,350
 Bancorp Connecticut, Inc..............................       4,100          67,394
 Bandag, Inc...........................................       9,800         237,650
 Bandag, Inc. Class A..................................      11,000         229,625
 Bangor Hydro-Electric Co..............................       6,500         104,406
 Bank of Granite Corp..................................       9,450         213,216
 *Bank Plus Corp.......................................      17,400          53,287
 *Bank United Financial Corp. Class A..................      14,400         125,775
 Bank West Financial Corp..............................       1,600          14,400
 #BankAtlantic Bancorp, Inc. Class A...................      11,285          51,488
 BankAtlantic Bancorp, Inc. Class B....................       9,300          52,022
 *BankFirst Corp.......................................       1,700          15,937
 BankNorth Group, Inc. DE..............................      20,800         631,800
 Banta Corp............................................      24,700         541,856
 *Banyan System, Inc...................................      21,300         306,853
 Barnes Group, Inc.....................................      17,900         290,875
 *Barnett, Inc.........................................      14,600         128,891
 *Barnwell Industries, Inc.............................         400           4,775
 *Barra, Inc...........................................      12,200         355,706
 *Barrett Business Services, Inc.......................       6,800          44,200
 *Barringer Technologies, Inc..........................       6,800          43,987
 *Barry (R.G.) Corp....................................       8,832          38,088
 *#Base Ten Systems, Inc...............................       1,720           5,133
 *Basin Exploration, Inc...............................      14,500         256,016
 Bassett Furniture Industries, Inc.....................      11,800         187,325
 *Battle Mountain Gold Co..............................     115,000         287,500
 *Bay State Bancorp, Inc...............................       1,400          27,737
 Bay View Capital Corp.................................      23,894         400,224
 *Baycorp Holdings, Ltd................................       5,500          44,000
 *Bayou Steel Corp. Class A............................       9,600          30,000
 *Be Aerospace, Inc....................................      24,400         171,562
 Beauticontrol Cosmetics, Inc..........................       5,400          16,875
 *Beazer Homes USA, Inc................................       8,600         162,862
 *#bebe stores, inc....................................       5,200         160,875
 *Bel Fuse, Inc. Class A...............................       1,750          86,187
 Bel Fuse, Inc. Class B................................       1,750          84,219
 *Belco Oil & Gas Corp.................................      31,600         195,525
 Belden, Inc...........................................      30,400         608,000
                                                               SHARES        VALUE+
                                                               ------        ------

 Bell Industries, Inc..................................       8,620    $     42,561
 *Bell Microproducts, Inc..............................       8,800          64,900
 *Bellwether Exploration Co............................      13,900          69,066
 *Ben & Jerry's Homemade, Inc.
   Class A.............................................       5,100          92,437
 *Benchmark Electronics, Inc...........................      13,200         293,700
 *Benihana, Inc........................................       1,000          13,937
 *Bentley Pharmaceuticals, Inc.........................       5,360          22,780
 *Benton Oil & Gas Co..................................      26,600          53,200
 Berkley (W.R.) Corp...................................      14,000         300,125
 Berkshire Energy Resources............................       2,000          69,875
 *Berlitz International, Inc...........................       4,700          92,237
 Berry Petroleum Corp. Class A.........................      19,000         263,625
 *Best Software, Inc...................................       8,400         218,137
 *Beverly Enterprises..................................      74,800         299,200
 *#Beyond.com Corp.....................................      28,500         293,016
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       1,800           8,100
 *Big Dog Holdings, Inc................................         600           4,387
 *Big Flower Holdings, Inc.............................      19,800         617,512
 *Billing Information Concepts Corp....................      45,600         251,512
 Bindley Western Industries, Inc.......................      26,821         355,378
 *BindView Development Corp............................       1,200          35,700
 *Bio Technology General Corp..........................      53,300         641,266
 *Bio Vascular, Inc....................................       8,100          16,453
 *Bioanalytical Systems, Inc...........................       4,000          12,500
 *Biocryst Pharmaceuticals, Inc........................      14,000         358,312
 *Bio-Logic Systems Corp...............................       3,600          20,700
 *#Biomatrix, Inc......................................      22,900         538,150
 *Bionova Holdings Corp................................       1,270           2,540
 *Bionx Implants, Inc..................................      10,000          26,562
 *#Bio-Plexus, Inc.....................................       2,700          10,800
 *Bio-Rad Laboratories, Inc. Class A...................       8,300         204,906
 *BioReliance Corp.....................................       3,200          23,200
 *Biosite Diagnostics, Inc.............................      13,000         169,812
 *Biosource International, Inc.........................       6,100          20,587
 *Biospecifics Technologies Corp.......................       3,100           5,134
 *#Biospherics, Inc....................................       8,300          46,817
 *BioTransplant, Inc...................................       2,300          13,415
 Birmingham Steel Corp.................................      23,300         168,925
 *Bitstream, Inc.......................................       3,100           8,767
 *Black Box Corp.......................................         300          17,859
 *Black Hawk Gaming & Development, Inc.................       3,600          22,725
 Black Hills Corp......................................      19,550         427,656
 Blair Corp............................................       6,700          97,150
 Blanch (E.W.) Holdings, Inc...........................      11,500         667,000
 Blimpie International.................................       8,600          17,200
 *Blonder Tongue Laboratories, Inc.....................       7,500          40,312
 *#Blue Rhino Corp.....................................       4,500          39,656
 *Blue Wave Systems, Inc...............................       8,600          51,869
 *Bluegreen Corp.......................................      21,295         119,784
 Bob Evans Farms, Inc..................................       7,300         109,272
 *Boca Research, Inc...................................       7,900          66,656
 *Boca Resorts, Inc....................................      36,900         322,875
 *#Bogen Communications International, Inc.............       2,200          16,878
 *Boise Cascade Office Products Corp...................      14,000         161,000
 *Bolder Technologies Corp.............................      11,400         123,975
 *Bolle, Inc...........................................       6,161          30,035
 *Bolt Technology Corp.................................       4,500          17,719
 *Bombay Co., Inc......................................      35,000         175,000

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bonded Motors, Inc...................................       1,800    $      1,941
 *Bone Care International, Inc.........................       2,250          20,742
 *Bontex, Inc..........................................         200             412
 *Bon-Ton Stores, Inc..................................      10,800          53,156
 *#Books-a-Million, Inc................................      18,100         188,353
 *Boron, Lepore and Associates, Inc....................      11,800          86,656
 Boston Acoustics, Inc.................................       3,750          55,312
 *Boston Beer Company, Inc. Class A....................      11,500          82,656
 *Boston Biomedical, Inc...............................       3,300          10,312
 *Boston Communications Group, Inc.....................      13,200          71,775
 *Boston Private Financial Holdings, Inc...............       8,000          72,375
 Bostonfed Bancorp, Inc................................       3,800          62,225
 Bowne & Co., Inc......................................      34,600         408,712
 *Boyd Gaming Corp.....................................      61,800         382,387
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................       1,500           1,875
 Brady (W.H.) Co. Class A..............................      20,700         635,231
 *Brass Eagle, Inc.....................................       6,000          45,562
 *Brauns Fashions Corp.................................       3,200          68,800
 *#Breed Technologies, Inc.............................      36,800          16,008
 Brenton Banks, Inc....................................      19,096         210,653
 *Bridgestreet Accomodations, Inc......................       7,200          12,600
 Bridgford Foods Corp..................................       4,482          41,599
 *Brigham Exploration Co...............................       5,200           6,012
 *Brightpoint, Inc.....................................      51,300         569,109
 *BrightStar Information Technology Group, Inc.........       6,900          53,259
 *Brilliant Digital Entertainment, Inc.................       8,500          30,812
 *Brio Technology, Inc.................................       7,900         296,991
 *Bristol Hotels & Resorts, Inc........................      14,300          72,394
 *#Britesmile, Inc.....................................      14,500         139,562
 *#Broadband Technologies, Inc.........................      10,600          47,534
 *Brookdale Living Communities.........................      15,400         204,531
 Brooke Group, Ltd.....................................      21,945         382,666
 Brookline Bancorp, Inc................................      14,700         147,459
 *Brooks Automation, Inc...............................       9,900         271,012
 *Brookstone, Inc......................................       8,000         134,500
 *Brooktrout Technology, Inc...........................       9,300         148,800
 *Brothers Gourmet Coffees, Inc........................       6,771              68
 *Brown & Sharpe Manufacturing Co. Class A.............      11,500          27,312
 *Brown (Tom), Inc.....................................      27,300         319,922
 Brown and Brown, Inc..................................      12,150         473,850
 Brown Shoe Company, Inc...............................      18,000         283,500
 *Brunswick Technologies, Inc..........................       4,600          19,262
 Brush Wellman, Inc....................................      14,900         242,125
 Bryn Mawr Bank Corp...................................         800          20,175
 *Buckeye Technology, Inc..............................      32,400         514,350
 *Buckhead America Corp................................         900           5,231
 *Buckle, Inc..........................................      19,800         306,900
 *Budget Group, Inc....................................      34,000         265,625
 *Buffets, Inc.........................................      45,686         486,841
 *Builders Transport, Inc..............................       1,800              29
 *Building Materials Holding Corp......................      10,600         105,337
 *Building One Services Corp...........................       3,700          37,694
 *Bull Run Corp. GA....................................      21,300          86,531
 Burlington Coat Factory Warehouse Corp................      19,380         248,306
 *Burlington Industries, Inc...........................      51,900         191,381
 *Burns International Services Corp....................      23,500         210,031
 *Burr Brown Corp......................................      18,062         799,808
                                                               SHARES        VALUE+
                                                               ------        ------

 *Bush Boake Allen, Inc................................      17,400    $    437,175
 Bush Industries, Inc. Class A.........................       9,100         145,600
 *Business Resource Group..............................       2,800          12,687
 *Butler International, Inc............................       8,700          66,337
 Butler Manufacturing Co...............................       6,400         137,200
 C & D Technologies, Inc...............................      11,200         438,200
 *C-COR Electronics, Inc...............................       8,200         420,506
 *C-Cube Microsystems, Inc.............................      12,400         555,287
 *#C-Phone Corp........................................       6,400          10,200
 *C.P. Clare Corp......................................       9,400          61,100
 *#C3, Inc.............................................       6,700          56,112
 *CB Richard Ellis Services, Inc.......................      23,900         313,687
 *CBRL Group, Inc......................................      10,000         110,625
 *CCA Industries, Inc..................................       4,300           6,248
 CCBT Financial Companies, Inc.........................       9,000         136,125
 *CCC Information Services Group, Inc..................      24,100         265,853
 *CDI Corp.............................................      17,900         434,075
 *CDNOW/N2K, Inc.......................................      21,700         329,569
 *CE Software Holdings, Inc............................         580           5,655
 *CEM Corp.............................................       2,500          22,422
 *CFI Proservices, Inc.................................       4,000          34,187
 *CFM Technologies, Inc................................       7,100          78,766
 CFW Communications Co.................................      11,700         284,456
 *CHS Electronics, Inc.................................      27,000          18,562
 *CICOR International, Inc.............................       9,550         103,856
 CKE Restaurants, Inc..................................      30,000         193,125
 CMI Corp. Class A.....................................      17,800         144,625
 CMP Media Group, Inc..................................      32,400         876,825
 CNA Surety Corp.......................................      36,700         408,287
 CNBT Bancshares, Inc..................................       5,800          73,587
 *CNS Income...........................................      16,600          82,222
 CPAC, Inc.............................................       5,020          39,611
 CPB, Inc..............................................       6,800         175,737
 *CPI Aerostructures, Inc..............................          66             109
 CPI Corp..............................................       8,000         198,000
 *CSK Auto Corp........................................      22,400         397,600
 *CSP, Inc.............................................       3,061          15,114
 *CSS Industries, Inc..................................      11,600         247,950
 *CTB International Corp...............................       7,500          47,461
 *CTC Communications Group, Inc........................      11,100         271,950
 CTG Resources, Inc....................................       7,800         279,825
 CTS Corp..............................................      20,800       1,667,900
 *CUNO, Inc............................................      14,500         294,531
 *CV Therapeutics, Inc.................................       6,200         107,337
 CVB Financial Corp....................................      14,899         368,750
 *CVF Technologies Corp................................       2,400           6,600
 *Cable Design Techologies Corp........................      27,225         651,698
 Cabot Oil & Gas Corp. Class A.........................      24,900         381,281
 *Cache, Inc...........................................       7,625          33,836
 *Caci International, Inc. Class A.....................       9,800         217,437
 *Cade Industries, Inc.................................      19,800          99,309
 *Cadiz, Inc...........................................      33,200         283,237
 Cadmus Communications Corp............................       7,800          62,156
 *Caere Corp...........................................      10,600          75,194
 Cagle's, Inc. Class A.................................       2,000          27,625
 *Cal Dive International, Inc..........................      11,800         429,962
 Calgon Carbon Corp....................................      38,800         237,650
 *Caliber Learning Network, Inc........................      10,000          20,937
 *California Amplifier, Inc............................      10,600         249,431
 *California Coastal Communities, Inc..................       9,500          74,219
 *California Culinary Academy, Inc.....................       1,200           4,725
 *California Micro Devices Corp........................       8,400          68,775

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 California Water Service Group........................      10,400    $    328,900
 *Callon Petroleum Co..................................       6,500          77,187
 *Calloways Nursery, Inc...............................       1,200           1,481
 Cal-Maine Foods, Inc..................................      10,800          36,787
 Cambrex Corp..........................................      24,100         759,150
 *Cambridge Heart, Inc.................................      10,800          28,519
 *Cameron Ashley Building Products, Inc................       8,400          67,200
 Cameron Financial Corp................................       1,300          16,656
 *Candela Laser Corp...................................       5,000          75,000
 *Candies, Inc.........................................      17,200          17,737
 *Canisco Resources, Inc...............................         500             547
 *Cannon Express, Inc. Class A.........................         900           2,925
 *Cannondale Corp......................................       6,900          48,516
 *Cantel Industries, Inc. Class B......................       3,100          15,161
 *Canterbury Information Technology, Inc...............       4,900          16,078
 *Capital Corp. of the West............................       2,300          26,019
 *Capital Crossing Bank................................       3,600          49,725
 *Capital Pacific Holdings, Inc........................      12,300          29,981
 Capital Re Corp.......................................      30,700         422,125
 *Capital Senior Living Corp...........................      19,700          98,500
 Capitol Bancorp, Ltd..................................       3,706          43,082
 Capitol Transamerica Corp.............................      10,050         116,831
 Caraustar Industries, Inc.............................      22,900         558,903
 *Carbide/Graphite Group, Inc..........................       6,700          40,409
 Carbo Ceramics, Inc...................................       6,200         159,650
 *Cardiac Pathways Corp................................       2,000           4,312
 *Cardima, Inc.........................................       4,000           7,562
 *Caredata.com, Inc....................................       6,700          56,950
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................       7,000         229,687
 *Carematrix, Inc......................................      15,800          32,341
 *Caretenders Healthcorp...............................       1,600           3,900
 *Carey International, Inc.............................       7,700         166,994
 *Caribiner International, Inc.........................      27,900         247,612
 *Carleton Corporation.................................       1,100           2,441
 *Carmike Cinemas, Inc. Class A........................       8,700         108,750
 Carolina First Corp...................................      22,510         460,752
 Carpenter Technology Corp.............................      19,000         498,750
 *Carreker-Antinori, Inc...............................      17,000         120,062
 *Carriage Services, Inc. Class A......................      14,100          72,262
 *Carrington Laboratories, Inc.........................       8,400          16,931
 *Carson, Inc..........................................       7,000          24,500
 Carter-Wallace, Inc...................................      32,900         594,256
 Cascade Corp..........................................      10,700         101,650
 Cascade Natural Gas Corp..............................       9,900         173,869
 *Casella Waste Systems, Inc.
   Class A.............................................      12,800         210,800
 Casey's General Stores, Inc...........................      36,800         470,350
 Cash America International, Inc.......................      23,300         202,419
 *Casino Data Systems..................................      18,100          65,330
 *Castle & Cooke, Inc..................................      17,000         214,625
 Castle (A.M.) & Co....................................      13,037         153,185
 *Castle Dental Centers, Inc...........................       6,300          24,216
 Castle Energy Corp....................................       2,400          40,650
 *Catalina Lighting, Inc...............................       6,200          30,612
 *Catalyst International, Inc..........................       5,500          44,344
 *Catalytica, Inc......................................      31,700         335,822
 Cathay Bancorp, Inc...................................       4,800         194,250
 *Catherines Stores Corp...............................       6,300         129,347
 Cato Corp. Class A....................................      21,300         278,231
                                                               SHARES        VALUE+
                                                               ------        ------

 Cavalier Homes, Inc...................................      18,060    $     77,884
 *Cavanaughs Hospitality Corp..........................      15,000         112,500
 *Cec Entertainment Inc................................      10,800         324,000
 *Celadon Group, Inc...................................       7,000          45,062
 *Celebrity, Inc.......................................       1,300           4,062
 *Celeris Corporation..................................       3,133           3,329
 *Celeritek, Inc.......................................       6,600          49,087
 *Celestial Seasonings, Inc............................       6,600         136,744
 *Celgene Corp.........................................      16,900       1,011,359
 *#Cell Genesys, Inc...................................      28,452         260,514
 *Cell Pathways, Inc...................................       4,829          45,574
 *Cellegy Pharmaceuticals, Inc.........................      10,200          35,062
 *#Cellnet Data Systems, Inc...........................      41,900          59,577
 *Cellstar Corp........................................      79,000         769,016
 *#Cel-Sci Corp........................................       2,500           6,094
 Cenit Bancorp, Inc....................................       4,300          77,400
 *Centennial Bancorp...................................      15,816         168,539
 *Centennial Healthcare Corp...........................      10,700          32,434
 *#Centennial Technologies Inc.........................         196             778
 *#CenterSpan Communication Corp.......................       3,100          48,534
 *Centigram Communications Corp........................       5,200          71,500
 Central Bancorp, Inc..................................       1,800          35,100
 *Central Garden & Pet Co..............................      29,500         235,078
 Central Hudson Gas & Electric Corp....................      12,300         411,281
 Central Vermont Public Service Corp...................      10,300         127,462
 Centris Group, Inc....................................      11,400         139,650
 Century Aluminum Co...................................      20,200         198,212
 Century Bancorp Income Class A........................       1,000          16,625
 *Century Business Services, Inc.......................      13,800         127,219
 Century South Banks, Inc..............................       2,200          51,356
 *Cephalon, Inc........................................      28,600         631,881
 *Ceradyne, Inc........................................       6,900          34,823
 Cerberonics, Inc. Class A.............................         200           1,112
 *Ceres Group, Inc.....................................       2,100          14,175
 *Cerion Technologies, Inc.............................       3,500             350
 *Cerner Corp..........................................      33,600         637,350
 *Cerprobe Corp........................................       7,300          65,016
 *Cerus Corp...........................................       4,700         125,431
 *Champion Enterprises, Inc............................      35,700         305,681
 Champion Industries, Inc..............................       8,462          41,252
 *Championship Auto Racing Teams, Inc..................      18,500         441,687
 *Champps Entertainment, Inc...........................       9,300          18,891
 *Charles River Associates, Inc........................       6,800         206,550
 *Charming Shoppes, Inc................................      78,400         508,375
 *Chart House Enterprises, Inc.........................      10,600          56,312
 Chart Industries, Inc.................................      21,725          80,111
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Charter One Financial, Inc............................       6,965         151,271
 *Chase Industries, Inc................................       9,000          79,312
 *Chattem, Inc.........................................       9,200         177,962
 *Chaus (Bernard), Inc.................................      11,100          26,362
 *Check Technology Corp................................       4,400          11,137
 *Checkers Drive-In Restaurant, Inc....................       3,034           4,646
 *Checkpoint System, Inc...............................      27,100         215,106
 *Cheesecake Factory, Inc..............................      18,050         557,858
 Chemed Corp...........................................       9,100         236,600
 *Chemfab Corp.........................................       7,850         125,600
 Chemfirst, Inc........................................      16,500         385,687
 Chemical Financial Corp...............................      10,832         344,931
 *Cherokee, Inc........................................       2,200          19,662

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Cherry Corp..........................................       4,800    $     54,900
 *Chesapeake Biological Laboratories, Inc. Class A.....       3,600          10,350
 Chesapeake Corp.......................................      15,900         507,806
 *Chesapeake Energy Corp...............................     109,570         328,710
 Chesapeake Utilities Corp.............................       3,700          67,525
 Chester Valley Bancorp................................         475           7,392
 *Chic by His, Inc.....................................       9,800           7,350
 Chicago Rivet & Machine Co............................         200           4,650
 *Chicos Fas, Inc......................................       8,200         314,931
 *Children's Comprehensive Services, Inc...............       8,650          59,198
 *#Childrens Place Retail Stores, Inc..................      12,600         310,275
 *Childtime Learning Centers, Inc......................       4,900          63,394
 Chiquita Brands International, Inc....................      64,192         280,840
 *Chirex, Inc..........................................      13,200         458,287
 Chittenden Corp.......................................      18,959         612,613
 *Cholestech Corp......................................      10,300          65,019
 *ChromaVision Medical Systems, Inc....................       6,100          88,069
 *Chromcraft Revington, Inc............................       7,400          84,175
 *Chronimed, Inc.......................................      12,100          96,044
 Church & Dwight Co., Inc..............................      25,700         719,600
 *#Churchill Downs, Inc................................       5,400         123,019
 *Cidco, Inc...........................................      12,600         101,587
 *Cima Laboratories, Inc...............................       8,600          87,075
 *Ciprico, Inc.........................................       4,400          56,237
 Circle International, Inc.............................      14,700         355,556
 *Circuit City Stores, Inc. - Carmax Group.............      25,300          60,087
 *Circuit Systems, Inc.................................       2,600           3,575
 *Cirrus Logic, Inc....................................      61,200         849,150
 *Citadel Holding Corp.................................       5,300          18,219
 *Citation Computer System, Inc........................       3,400           7,916
 *Citation Corp........................................      16,100         272,694
 Citizens Banking Corp.................................       4,887         123,855
 *Citizens, Inc. Class A...............................      21,293         138,404
 City Holding Co.......................................      13,486         227,576
 *Civic Bancorp........................................       2,976          47,709
 Clarcor, Inc..........................................      24,350         423,081
 *Clarify, Inc.........................................      12,000       1,120,500
 *Clark (Dick) Productions, Inc........................       3,528          57,109
 *Clark/Bardes Holdings, Inc...........................       7,000          88,812
 *Clean Harbors, Inc...................................       9,300          13,223
 Cleveland Cliffs, Inc.................................      10,200         298,350
 *ClickAction, Inc.....................................       4,000          75,000
 *click2learn.com, Inc.................................      11,400          84,075
 *Clintrials Research, Inc.............................      15,900          62,109
 *#Closure Medical Corp................................      11,900         165,484
 *CoStar Group, Inc....................................       4,900         112,547
 Coachmen Industries, Inc..............................      15,100         216,119
 *Coast Dental Services, Inc...........................       6,800          21,675
 *Coast Distribution System............................       4,000           8,250
 Coastal Bancorp, Inc..................................       5,250         105,000
 *Coastcast Corp.......................................       5,600          72,800
 *Cobra Electronic Corp................................       6,100          30,500
 Coca-Cola Bottling Co. Consolidated...................       5,200         266,500
 *#Coeur d'Alene Mines Corp. ID........................      19,700          80,031
 *Cogeneration Corporation of America..................       6,200         152,869
 *Cognitronics Corp....................................       3,750          64,687
 *Cognizant Technology Solutions Corp..................       2,000         118,375
 *Coherent, Inc........................................      23,700         626,569
                                                               SHARES        VALUE+
                                                               ------        ------

 *Cohesion Technologies, Inc...........................       6,300    $     45,281
 Cohu, Inc.............................................      16,400         376,175
 *Coinmach Laundry Corp................................      12,600         135,450
 *Coinstar, Inc........................................      15,500         162,266
 Cold Metal Products, Inc..............................       3,500          12,359
 *Coldwater Creek, Inc.................................       8,300         232,919
 *Cole (Kenneth) Productions, Inc. Class A.............       5,900         270,662
 *Cole National Corp. Class A..........................      15,300          82,237
 *Coleman, Inc.........................................       1,400          13,212
 *Collagenex Pharmaceuticals, Inc......................       7,700         171,806
 *Collateral Therapeutics, Inc.........................       5,500         100,375
 Collins & Aikman Corp.................................      64,000         328,000
 Collins Industries, Inc...............................       6,500          41,234
 Colorado Business Bankshares, Inc.....................       2,700          37,631
 *Colorado MEDtech, Inc................................       9,700         122,462
 *Columbia Banking System, Inc.........................       9,427         153,778
 *Columbia Laboratories, Inc...........................      28,700         227,806
 *Columbia Sportswear Co...............................      20,300         415,516
 *Columbus Energy Corp.................................       2,987          16,615
 Columbus McKinnon Corp................................      12,400         127,875
 *Com21, Inc...........................................      17,200         379,475
 *Comarco, Inc.........................................       3,400          61,625
 *Comdial Corp.........................................       8,000          66,375
 *Comforce Corp........................................      13,877          22,550
 *Comfort Systems USA, Inc.............................      14,700         121,275
 *Command Systems, Inc.................................       2,000           3,250
 Commercial Bancshares, Inc............................       1,504          34,592
 Commercial Bank of New York...........................       4,200          51,187
 Commercial Intertech Corp.............................      12,900         162,056
 Commercial Metals Co..................................      13,400         428,800
 Commercial National Financial Corp....................       2,600          50,700
 *Commodore Applied Technologies, Inc..................      13,902          11,295
 Commonwealth Bancorp, Inc.............................      14,500         240,156
 Commonwealth Industries, Inc..........................      14,400         186,750
 Communications Systems, Inc...........................       8,100          94,669
 Community Bank System, Inc............................       6,100         160,887
 Community Bankshares, Inc.............................         200           2,475
 Community Financial Corp..............................       1,200          10,312
 Community Financial Group, Inc........................       2,300          35,291
 Community First Brokerage Co..........................       2,000          34,500
 Community Savings Bankshares, Inc.....................       8,073         102,678
 Community Trust Bancorp, Inc..........................       9,144         195,453
 Community West Bancshares.............................       4,000          55,500
 *Comnet Cellular, Inc.................................      20,400         647,062
 *Competitive Technologies, Inc........................       5,400          30,712
 *Complete Business Solutions, Inc.....................      22,500         425,391
 *Comptek Research, Inc................................       4,600          60,950
 *Compucom Systems, Inc................................      46,900         148,028
 *CompUSA, Inc.........................................      76,200         447,675
 *Computer Horizons Corp...............................      42,100         592,031
 *#Computer Learning Centers, Inc......................      15,600          52,894
 *Computer Motion, Inc.................................       7,300          82,581
 *Computer Network Technology Corp.....................      22,100         445,453
 *Computer Outsourcing Services, Inc...................       3,200          81,600
 Computer Task Group, Inc..............................      22,200         328,837
 CompX International, Inc..............................       3,600          65,925
 *Comshare, Inc........................................       8,900          43,666
 *Comstock Resources, Inc..............................      22,800          79,800
 *Comtech Telecommunications Corp......................       3,900          72,150
 *Concord Camera Corp..................................       9,900         148,191

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Concord Communications, Inc..........................       5,300    $    282,887
 *Concurrent Computer Corp.............................      47,900         624,197
 *Condor Technology Solutions, Inc.....................      11,800          27,841
 *Conductus, Inc.......................................       4,900          16,231
 *Cone Mills Corp. NC..................................      22,900         113,069
 *Congoleum Corp. Class A..............................       3,200          10,800
 *Conmed Corp..........................................      15,075         380,173
 Connecticut Energy Corp...............................       9,200         362,825
 Connecticut Water Services, Inc.......................       3,600         121,050
 *ConnectInc.com Co....................................      14,800          60,587
 Conning Corp..........................................      10,200          87,975
 *Connitics Corp.......................................      18,100         122,741
 *Conso Products Co....................................       6,600          55,069
 *Consolidated Delivery and Logistics, Inc.............       6,000          23,625
 *Consolidated Freightways Corp........................      20,700         188,241
 *Consolidated Graphics, Inc...........................      12,600         282,712
 *Consolidated Products, Inc...........................      25,326         265,923
 Consolidated Tokoma Land Co...........................       3,100          39,137
 *#Converse, Inc.......................................      22,300          44,600
 Cooker Restaurant Corp................................       9,200          28,750
 Cooper Companies, Inc.................................      13,400         338,350
 *Cooperative Bankshares, Inc..........................       1,400          15,050
 *Copart, Inc..........................................      26,600         688,275
 *Copytele, Inc........................................      52,100          51,286
 *Cor Therapeutics, Inc................................      24,100         472,209
 *Core Materials Corp..................................       7,700          12,994
 *Core, Inc............................................       6,700          43,655
 *Corixa Corp..........................................      14,812         250,415
 *Cornell Corrections, Inc.............................       8,600          98,362
 *Correctional Services Corp...........................       9,612          42,954
 *Corrpro Companies, Inc...............................       6,375          46,219
 *Corsair Communications, Inc..........................      16,400         174,762
 *Cort Business Services Corp..........................      11,400         222,300
 Corus Bankshares, Inc.................................      14,600         416,100
 *Corvas International, Inc............................      13,600          36,550
 *Corvel Corp..........................................       2,000          41,375
 *Cost Plus, Inc.......................................      19,800         730,125
 *Cost-U-Less, Inc.....................................       2,800          12,512
 *Cotelligent Group, Inc...............................      12,200          51,087
 Cotton States Life Insurance Co.......................       2,530          23,007
 *#Coulter Pharmaceutical, Inc.........................       7,700         131,141
 Counsel Corp..........................................      18,000          41,625
 Courier Corp..........................................       1,200          26,775
 *Covance, Inc.........................................      28,900         314,287
 *Covenant Transport, Inc. Class A.....................      12,600         183,094
 *Coventry Health Care, Inc............................      58,800         339,937
 Covest Bancshares, Inc................................       2,250          29,109
 *Covol Technologies, Inc..............................       7,100           6,656
 *Coyote Network Systems, Inc..........................      12,172          58,958
 Craftmade International, Inc..........................       5,850          52,833
 *Craig (Jenny), Inc...................................      18,600          41,850
 *Craig Corp...........................................       2,400          14,400
 Crawford & Co. Class A................................         300           3,337
 Crawford & Co. Class B................................      11,500         147,344
 *Creative Biomolecules, Inc...........................      45,800         156,006
 *Creative Computers, Inc..............................       9,100          87,303
 *Credence Systems Corp................................         950          54,922
 *Credit Acceptance Corp...............................      46,300         186,647
 *#Creditrust Corp.....................................       9,300         163,331
 *Cree Research, Inc...................................         600          34,237
 *Crescent Operating, Inc..............................       9,100          27,584
                                                               SHARES        VALUE+
                                                               ------        ------

 *Criticare Systems, Inc...............................       7,500    $     17,812
 *Cross (A.T.) Co. Class A.............................      13,700          71,925
 Cross Timbers Oil Co..................................      55,850         568,972
 *Crossman Communities, Inc............................      11,550         185,161
 *Crown Central Petroleum Corp.
   Class A.............................................       4,300          27,950
 *Crown Central Petroleum Corp.
   Class B.............................................       4,700          28,200
 Crown Crafts, Inc.....................................       7,700          20,212
 *Crown Group, Inc.....................................       1,400           7,109
 *#Crown Resources Corp................................      12,400          25,381
 *Crown Vantage, Inc...................................       8,500          20,453
 *Crown-Andersen, Inc..................................       1,000           7,687
 *Cryolife, Inc........................................      12,100         163,350
 *Crystal Gas Storage, Inc.............................       1,200          66,750
 Cubic Corp............................................       8,000         157,500
 *Cubist Pharmaceuticals, Inc..........................      20,500         206,281
 Culp, Inc.............................................      10,000          62,500
 *Cunningham Graphics International, Inc...............       4,000          51,750
 *CuraGen Corp.........................................       9,300         230,175
 *Curative Health Services, Inc........................      11,400          90,487
 Curtiss-Wright Corp...................................       9,200         349,600
 *Cutter & Buck, Inc...................................       8,250         128,906
 *#Cybercash, Inc......................................      20,100         219,216
 *#Cyberguard Corp.....................................       6,100          19,825
 *#Cyberian Outpost, Inc...............................      17,000         203,469
 *Cyberonics, Inc......................................      15,500         269,312
 *Cyberoptics Corp.....................................       3,800          70,062
 *#CyberShop.com, Inc..................................       4,600          52,181
 *Cybex Corp...........................................      12,475         537,205
 *Cybex International, Inc.............................       8,700          24,469
 *Cygnus, Inc..........................................      22,600         225,294
 *Cylink Corp..........................................      28,300         328,103
 *Cymer, Inc...........................................      18,600         742,837
 *Cyrk, Inc............................................      13,200          98,175
 *Cytrx Corp...........................................       5,400          13,669
 *Cytyc Corp...........................................      17,800         775,412
 *D & K Healthcare Resources, Inc......................       3,200          55,200
 *D A Consulting Group, Inc............................       5,700          25,294
 *DBT Online, Inc......................................      16,580         319,165
 *DII Group, Inc.......................................       2,400         151,650
 *#DRS Technologies, Inc...............................       6,896          59,478
 *DSET Corp............................................       9,300         242,672
 *DSP Group, Inc.......................................      11,500         797,094
 DT Industries, Inc....................................       9,100          71,094
 *DVI, Inc.............................................      15,200         212,800
 *Daily Journal Corp...................................         200           6,700
 *Dairy Mart Convenience Stores, Inc. Class A..........       1,600           6,800
 *Daisytek International Corp..........................      18,700         372,247
 *Daktronics, Inc......................................       2,600          56,469
 *Dal-Tile International, Inc..........................      52,700         540,175
 *Damark International, Inc. Class A...................       5,100          50,044
 *Dan River, Inc. (GA) Class A.........................      22,700         122,012
 *Danielson Holding Corp...............................      10,000          50,000
 *Daou Systems, Inc....................................      15,900          62,606
 *Darling International, Inc...........................      15,600          34,125
 *Data Broadcasting Corp...............................      34,913         393,862
 *#Data Dimensions, Inc................................      11,600          38,787
 *Data I/O Corp........................................       4,900          10,566
 *#Data Race, Inc......................................      16,000          48,750

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Data Research Association, Inc........................       4,400    $     42,625
 *Data Systems & Software, Inc.........................       6,200          19,762
 *#Data Transmission Network Corp......................      10,100         208,628
 *Datakey, Inc.........................................       1,000           1,719
 *Datamarine International, Inc........................         200             406
 *Dataram Corp.........................................       4,000          74,250
 *Datascope Corp.......................................      14,000         519,312
 *Datastream Systems, Inc..............................      19,500         271,781
 *DataTRAK International, Inc..........................       5,600          19,862
 *Dataware Technologies, Inc...........................       8,600          29,428
 *Datron Systems, Inc..................................       2,100          17,325
 *Datum, Inc...........................................       4,900          43,947
 *Dave and Busters, Inc................................      11,700         120,656
 Davel Communications, Inc.............................       9,478          33,469
 *Davox Corp...........................................      12,850         212,427
 *Dawson Geophysical Co................................       4,300          38,566
 *Daxor Corp...........................................       3,400          51,425
 *Day Runner, Inc......................................      10,700          75,234
 *Dayton Superior Corp. Class A........................       5,100          93,075
 Deb Shops, Inc........................................      12,200         239,044
 *Deckers Outdoor Corp.................................       7,900          23,577
 *Decora Industries, Inc...............................       1,500           4,922
 Decorator Industries, Inc.............................       2,162          11,215
 *Del Global Technologies Corp.........................       6,883          57,968
 Del Laboratories, Inc.................................      16,439         145,899
 *Delco Remy International, Inc........................       3,400          31,875
 *Delia's, Inc.........................................      13,400         146,562
 *Delphi Financial Group, Inc. Class A.................      12,240         379,440
 *#Delta Financial Corp................................      14,800          68,450
 Delta Natural Gas Co., Inc............................       1,400          21,525
 Delta Woodside Industries, Inc........................      19,000          36,812
 *Deltek Systems, Inc..................................      16,100         207,287
 Deltic Timber Corp....................................      12,800         329,600
 *Denali, Inc..........................................       4,300          15,856
 *Dendrite International, Inc..........................      14,600         402,412
 *#Dense-Pac Microsystems, Inc.........................      14,800         105,912
 *Department 56, Inc...................................      15,800         295,262
 *DepoMed, Inc.........................................       8,000          56,000
 Designs, Inc..........................................      14,800          21,969
 *Detection Systems, Inc...............................       6,300          58,275
 *Detrex Corp..........................................         500           2,469
 Detroit Diesel Corp...................................      25,100         461,212
 *Devcon International Corp............................       4,000          19,750
 Dewolfe Companies, Inc................................         200           1,312
 *Dexterity Surgical, Inc..............................       1,000           1,031
 *Diacrin, Inc.........................................      11,500          68,641
 Diagnostic Products Corp..............................      11,700         294,694
 *Diametrics Medical, Inc..............................      29,200         191,625
 *Diamond Home Services, Inc...........................       7,300           4,791
 *Diamond Technology Partners,
   Class A.............................................      12,300         643,828
 *Dianon Systems, Inc..................................       6,100          61,000
 *Diedrich Coffee, Inc.................................       3,820          19,577
 *Digene Corp..........................................      14,400         259,200
 *Digi International, Inc..............................      17,200         278,425
 *#Digital Biometrics, Inc.............................      11,700          44,789
 *Digital Courier Technologies, Inc....................       5,000          38,437
 *Digital Generation Systems, Inc......................      27,800         119,019
 *Digital Lightwave, Inc...............................      26,600         843,719
 *Digital Microwave Corp...............................      38,700         611,944
 *Digital Power Corp...................................       1,000           1,312
 *Digital River, Inc...................................      14,600         443,475
                                                               SHARES        VALUE+
                                                               ------        ------

 Dime Community Bancorp, Inc...........................      11,200    $    222,950
 Dimon, Inc............................................      46,700         157,612
 *Diodes, Inc..........................................       5,400          82,350
 *Directrix, Inc.......................................         813           3,227
 *Discount Auto Parts, Inc.............................      14,900         205,806
 *Dispatch Management Services Corp....................       3,300           7,425
 *Display Technologies, Inc............................       4,600          20,125
 *Diversified Corporate Resources, Inc.................       2,200           6,600
 *Dixie Group, Inc.....................................       9,400          64,919
 *Dixon Ticonderoga Co.................................       1,900          16,150
 *DocuCorp International, Inc..........................       5,400          25,144
 *Documentum, Inc......................................      19,200         650,400
 *Dollar Thrifty Automotive Group, Inc.................      21,100         416,725
 *Dominion Homes, Inc..................................       5,700          35,981
 Donegal Group, Inc....................................       7,500          51,094
 *Donna Karan International, Inc.......................      19,400         151,562
 Donnelly Corp. Class A................................       5,875          84,820
 *Dorsey Trailers, Inc.................................       3,000           3,750
 *Dot Hill Systems Corp................................       1,960          11,147
 Dover Downs Entertainment, Inc........................       8,000         145,000
 Downey Financial Corp.................................      24,976         502,642
 *Dress Barn, Inc......................................      20,800         356,200
 *Drew Industries, Inc.................................       9,400          89,300
 *Drexler Technology Corp..............................       9,800          76,256
 Dreyer's Grand Ice Cream, Inc.........................      27,200         452,200
 *Dril-Quip, Inc.......................................      13,500         332,437
 *Drug Emporium, Inc...................................      12,200          49,372
 *Drypers Corp.........................................       4,700          12,117
 *DuPont Photomasks, Inc...............................      13,700         844,691
 *DualStar Technologies Corp...........................       7,200          50,287
 *#Duane Reade, Inc....................................      15,400         340,725
 *Duckwall-Alco Stores, Inc............................       4,600          36,656
 *Ducommun, Inc........................................       9,500          84,312
 Duff & Phelps Credit Rating Co........................       3,200         254,800
 *Dunn Computer Corp...................................       9,400          12,631
 *Dura Automotive Systems, Inc.........................      11,294         233,998
 *Dura Pharmaceuticals, Inc............................      41,500         540,797
 *Duramed Pharmaceuticals, Inc.........................      21,100         168,141
 *Dwyer Group, Inc.....................................       6,200          14,919
 *Dynamic Healthcare Technologies, Inc.................      13,700          19,052
 *Dynamic Materials Corp...............................       2,000           3,375
 *Dynamics Research Corp...............................       6,577          34,735
 *Dynatech Corp........................................       5,100          36,497
 E'town Corp...........................................       6,500         408,687
 *E-Z-Em, Inc. Class A.................................       2,000          11,500
 *E-Z-Em, Inc. Class B.................................       4,462          24,541
 *E4L, Inc.............................................      30,611          95,659
 *ECC International Corp...............................       7,300          23,725
 *ECCS, Inc............................................       1,700          12,059
 EFC Bancorp, Inc......................................       1,100          11,825
 *EFI Electronics Corp.................................         800             837
 *EFTC Corp............................................      13,700          30,825
 *EIS International, Inc...............................       9,100          39,528
 *ELXSI Corp...........................................       1,800          23,119
 EMC Insurance Group, Inc..............................      10,300         104,609
 *EMCORE Corp..........................................      11,300         258,134
 *EMS Technologies, Inc................................       9,000          97,312
 *EPIX Medical, Inc....................................         500           4,656
 *ESCO Electronics Corp. Trust Receipts................      11,100         107,531

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Eagle Bancshares, Inc.................................       4,600    $     73,744
 *Eagle Food Centers, Inc..............................      10,300          15,289
 *Eagle Geophysical, Inc...............................       9,011             360
 *Eagle Point Software Corp............................       4,500          23,906
 *Eagle USA Airfreight, Inc............................      27,450         924,722
 *#EarthShell Corp.....................................      26,900          79,859
 East West Bancorp, Inc................................      21,000         256,594
 *East/West Communications, Inc........................       2,200          58,300
 Eastern Co............................................       4,950          77,962
 Eastern Utilities Associates..........................      18,100         549,787
 *Eateries, Inc........................................       2,800           7,525
 *Echelon Corp.........................................       7,300         101,744
 *Echelon International Corp...........................       2,100          47,775
 *Eclipse Surgical Technologies, Inc...................      25,400         253,206
 *Eclipsys Corp........................................       9,870         241,198
 *Eco Soil Systems, Inc................................      17,200          58,587
 *Ecogen, Inc..........................................       7,240          11,991
 Ecology & Environment, Inc. Class A...................       2,000          11,500
 *Edac Technologies Corp...............................       3,500           6,180
 Edelbrock Corp........................................       3,600          42,975
 *#Edison Control Corp.................................       1,000           6,000
 Edo Corp..............................................       5,300          30,144
 *Education Management Corp............................      29,500         277,945
 Educational Development Corp..........................       1,800           7,200
 *Educational Insights, Inc............................       2,700           5,653
 *EduTrek International, Inc...........................       3,900           3,169
 *#eFax.com, Inc.......................................      11,200          87,850
 *#Egghead.com, Inc....................................      31,342         567,094
 *eGlobe, Inc..........................................      16,300          52,466
 *El Paso Electric Co..................................      69,300         623,700
 *Elantec Semiconductor, Inc...........................       8,300         242,516
 *Elcom International, Inc.............................      24,700         255,491
 Elcor Corp............................................      20,175         653,166
 *Elcotel, Inc.........................................      12,000          27,562
 *Elder-Beerman Stores Corp............................       1,400           9,012
 *Electric Fuel Corp...................................      12,200          15,631
 *Electric Lightwave, Inc..............................       7,000         106,750
 *Electro Rent Corp....................................      22,700         268,853
 *Electro Scientific Industries, Inc...................      11,700         683,719
 *Electroglas, Inc.....................................      17,700         503,897
 *Electronic Processing, Inc...........................       4,200          48,037
 *Electronic Retailing System International, Inc.......       2,300           2,516
 *Elite Information Group, Inc.........................       8,300          59,137
 Ellett Brothers, Inc..................................       4,000          26,500
 *#Eltrax System, Inc..................................       5,546          38,995
 *Embrex, Inc..........................................       6,500          58,906
 *Emcee Broadcast Products, Inc........................       2,000           8,812
 *Emcor Group, Inc.....................................       9,700         169,144
 *Emeritus Corp........................................      12,500          82,031
 *Emisphere Technologies, Inc..........................      10,900         204,716
 *Emmis Broadcasting Corp. Class A.....................         300          24,281
 Empire District Electric Co...........................      14,900         355,737
 Empire Federal Bancorp, Inc...........................       2,000          23,125
 *En Pointe Technologies, Inc..........................       5,300          51,012
 *Encad, Inc...........................................      10,400          56,550
 *#Encore Med Corp.....................................       8,200          16,784
 *Encore Wire Corp.....................................      12,925          91,283
 *Endocardial Solutions, Inc...........................      10,100          86,955
 *Endosonics Corp......................................      16,700          84,022
 Energen Corp..........................................      29,200         562,100
 *#Energy Biosystems Corp..............................       1,014           2,218
                                                               SHARES        VALUE+
                                                               ------        ------

 *Energy Conversion Devices, Inc.......................      11,400    $    119,700
 Energy West, Inc......................................         200           1,731
 Energynorth, Inc......................................       3,000         163,219
 Energysouth, Inc......................................       3,000          62,250
 Enesco Group, Inc.....................................      14,700         179,156
 Engineered Support Systems, Inc.......................       5,500          63,766
 *#Engineering Animation, Inc..........................      10,400          86,450
 *Engineering Measurements Co..........................       1,250           8,281
 Engle Homes, Inc......................................      11,200         119,350
 *#Enlighten Software Solutions, Inc...................       1,600          11,750
 Ennis Business Forms, Inc.............................      14,000         125,562
 *Enserch Exploration Corp.............................      42,400         111,300
 *Enstar, Inc..........................................       1,300          16,128
 *Entrade, Inc.........................................       8,700         200,644
 *#Entremed, Inc.......................................      11,200         252,350
 *Envirogen, Inc.......................................         616             847
 *Environmental Elements Corp..........................       6,400          14,000
 *Environmental Technologies Corp......................       3,700           9,828
 *Environmental Tectonics Corp.........................       5,600          53,900
 *Enzo Biochem, Inc....................................      23,840         622,820
 *Enzon, Inc...........................................      12,400         418,112
 *Epicor Software Corp.................................      35,642         208,840
 *Epimmune, Inc........................................       4,142          11,520
 *Epitope, Inc.........................................      12,200          55,281
 *#Equimed Inc Nevis...................................       2,250               0
 *#Equimed, Inc........................................       2,250              70
 *Equinox Systems, Inc.................................       4,150          51,097
 *Equity Marketing, Inc................................       5,600          90,475
 *Equity Oil Co........................................      10,200          11,794
 *Ergo Science Corp....................................      12,800          17,000
 *eShare Technologies, Inc.............................      18,500         165,344
 Eskimo Pie Corp.......................................       3,100          29,450
 Espey Manufacturing & Electronics Corp................         400           5,850
 *e.Spire Communications, Inc..........................      48,600         360,703
 *Ess Technology, Inc..................................      41,100         886,219
 *Esterline Technologies Corp..........................      15,600         195,975
 *Etec Systems, Inc....................................      25,400       1,092,994
 Ethyl Corp............................................      92,900         389,019
 *Evans & Sutherland Computer Corp.....................       8,000         103,250
 *Evans, Inc...........................................         250              78
 *Evercel, Inc.........................................         833          15,098
 *Evergreen Resources, Inc.............................      12,600         264,206
 *Evolving Systems, Inc................................       8,900          79,266
 *Exabyte Corp.........................................      20,200         141,084
 *Exactech, Inc........................................       4,900          64,312
 *Exar Corp............................................       8,400         409,762
 *Excalibur Technologies Corp..........................      12,500         166,406
 *Excel Legacy Corp....................................      21,100          84,400
 *Excel Technology, Inc................................      15,100         221,309
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....       5,200           3,494
 *Executone Information Systems, Inc...................      59,300         159,369
 Exide Corp............................................      24,200         249,562
 *Exponent, Inc........................................       4,300          29,159
 *Extended Systems, Inc................................       5,000          74,531
 Ezcorp, Inc. Class A Non-Voting.......................       9,300          35,747
 *Ezenia! Inc..........................................      11,600          70,687
 F & M Bancorp (MD)....................................       6,162         151,739
 F & M National Corp...................................      19,570         555,299
 F.N.B. Corp...........................................       9,500         245,812
 FBL Financial Group, Inc. Class A.....................      14,800         257,150

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 FCNB Corp.............................................       8,077    $    144,376
 *FEI Co...............................................      19,400         160,050
 FFLC Bancorp..........................................       2,500          39,062
 FFY Financial Corp....................................       5,000          77,187
 FNB Financial Services Corp...........................       2,000          23,250
 *FPIC Insurance Group, Inc............................       8,300         156,144
 *FRP Properties, Inc..................................       2,500          59,375
 FSF Financial Corp....................................       1,800          21,937
 *FSI International, Inc...............................      23,100         217,284
 *FTI Consulting, Inc..................................       3,900          21,937
 *FVC.COM, Inc.........................................       9,000          88,594
 *FX Energy, Inc.......................................      10,000          53,750
 *FYI, Inc.............................................      12,200         393,069
 Fab Industries, Inc...................................       4,500          52,875
 *Factory 2-U Stores, Inc..............................       7,800         186,712
 Fair, Isaac & Co., Inc................................      12,500         531,250
 *Fairchild Corp. Class A..............................      35,152         254,852
 *Fairfield Communities, Inc...........................      47,000         561,062
 Falcon Products, Inc..................................       7,500          70,312
 *#Family Golf Centers, Inc............................      25,550          41,918
 *Fansteel, Inc........................................       5,700          25,650
 *Farm Family Holdings, Inc............................       4,700         191,525
 Farmer Brothers Co....................................       1,500         249,750
 *Faro Technologies, Inc...............................       2,100           6,497
 *Faroudja, Inc........................................       9,700          48,197
 *Farr Co..............................................       7,725          76,043
 Farrel Corp...........................................       3,400           6,906
 *Featherlite Manufacturing, Inc.......................       5,400          35,606
 Fedders Corp..........................................      17,000          91,375
 Fedders Corp. Class A.................................       7,700          36,094
 Federal Screw Works...................................       1,800          81,112
 *#Female Health Co....................................       9,300          11,770
 *Fibermark, Inc.......................................       6,100          76,250
 *Fiberstars, Inc......................................       3,200          14,200
 Fidelity Bancorp, Inc. Delaware.......................       1,300          22,791
 *Fidelity Federal Bancorp.............................       2,500           6,016
 Fidelity Financial of Ohio, Inc.......................       3,900          74,222
 *Fidelity National Corp...............................       4,600          34,069
 Fidelity National Financial, Inc......................      33,300         501,581
 *Filenes Basement Corp................................      10,900           2,289
 *Filenet Corp.........................................      31,500         632,953
 *#Film Roman, Inc.....................................       3,700           9,250
 *Financial Federal Corp...............................      13,325         275,661
 *Finish Line, Inc. Class A............................      18,900         124,622
 *Finishmaster, Inc....................................         800           5,400
 *Finlay Enterprises, Inc..............................       2,900          41,959
 First Albany Companies, Inc...........................       2,647          32,508
 *First American Health Concepts, Inc..................       1,100           2,819
 First Bancorp.........................................         600          10,762
 First Bell Bancorp, Inc...............................       4,600          73,744
 *First Cash, Inc......................................       6,000          44,625
 First Charter Corp....................................      16,680         269,486
 First Commonwealth Financial Corp.....................      46,960         545,910
 *First Consulting Group, Inc..........................      26,544         250,509
 First Defiance Financial Corp.........................       6,959          81,986
 First Essex Bancorp...................................       6,800         111,562
 First Federal Bancshares of Arkansas, Inc.............       3,400          57,162
 First Federal Capital Corp............................      18,500         274,031
 First Federal Savings & Loan Association of East
   Hartford, CT........................................       2,000          59,250
 First Financial Bankshares, Inc.......................       5,513         175,727
                                                               SHARES        VALUE+
                                                               ------        ------

 First Financial Holdings, Inc.........................      12,200    $    220,744
 First Franklin Corp...................................         300           4,059
 First Georgia Holdings, Inc...........................       1,012           5,155
 First Indiana Corp....................................      10,657         249,107
 First International Bancorp, Inc......................         200           1,681
 *First Investors Financial Services Group, Inc........       6,000          32,625
 First Keystone Financial, Inc.........................       2,000          21,500
 First Mariner Bank Corp...............................       3,100          28,384
 First Merchants Corp..................................      10,050         273,234
 First Midwest Financial, Inc..........................       1,400          17,981
 First Mutual Bancshares, Inc..........................       3,768          44,392
 First Northern Capital Corp...........................       7,700          82,775
 First Oak Brook Bancshares, Inc. Class A..............       1,400          26,206
 *First Republic Bank..................................       8,700         204,994
 First Savings Bancorp, Inc. North Carolina............       2,400          46,350
 First SecurityFed Financial, Inc......................       4,300          48,912
 First Sentinel Bancorp, Inc...........................      23,600         196,544
 *First Sierra Financial, Inc..........................      21,400         456,087
 First Source Corp.....................................      15,165         408,981
 *#First Team Sports, Inc..............................       2,900           6,887
 First United Corp.....................................       2,800          39,900
 First Washington Bancorp, Inc.........................      10,560         174,900
 First Years, Inc......................................      13,300         112,634
 *FirstCity Financial Corp.............................       3,300           7,322
 Firstfed America Bancorp, Inc.........................       5,000          63,125
 *FirstFed Financial Corp. DE..........................      19,100         294,856
 Firstspartan Financial Corp...........................       3,400          63,112
 *Firstwave Technologies, Inc..........................       3,600          13,050
 *Fischer Imaging Corp.................................       7,000          12,031
 Flag Financial Corp...................................       5,900          41,669
 Flagstar Bancorp, Inc.................................      11,000         175,656
 Flamemaster Corp......................................         247           1,505
 *Flander Corp.........................................      23,100          74,353
 Fleetwood Enterprises, Inc............................      17,500         367,500
 Fleming Companies, Inc................................      34,500         416,156
 Flexsteel Industries, Inc.............................       6,200          86,025
 *flightserv.com.......................................      10,900          83,112
 *Flir Systems, Inc....................................      11,500         176,453
 Florida Public Utilities Co...........................       2,400          44,100
 Florida Rock Industries, Inc..........................      18,900         590,625
 *Florsheim Group, Inc.................................       8,400          24,937
 *Flour City International, Inc........................         300           1,022
 *Flow International Corp..............................      13,800         141,450
 Flowserve Corp........................................      32,400         562,950
 Flushing Financial Corp...............................      10,500         167,344
 *Foamex International, Inc............................      20,500         151,828
 *Focal, Inc...........................................       8,700          42,277
 *Foilmark, Inc........................................       6,275          18,825
 *Foodarama Supermarkets, Inc..........................         600          16,050
 Foothill Independent Bancorp..........................       3,389          46,811
 *Footstar, Inc........................................      12,000         398,250
 Foremost Corp. of America.............................      24,700         697,775
 Forest City Enterprises, Inc. Class A.................       7,400         183,612
 Forest City Enterprises, Inc. Class B.................       3,900         107,494
 *Forest Oil Corp......................................      33,040         377,895
 *Forrester Resh, Inc..................................       7,700         378,744
 *Forward Air Corp., Inc...............................      12,300         385,144
 *Fossil, Inc..........................................      20,700         435,347
 *Foster (L.B.) Co. Class A............................      10,000          49,062

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Foster Wheeler Corp...................................      36,700    $    373,881
 *Fotoball USA, Inc....................................         900           5,991
 *Fountain Powerboat Industries, Inc...................       3,800          11,281
 *#Four Kids Entertainment, Inc........................       6,300         335,278
 *Four Media Co........................................      11,700         146,616
 *Fourth Shift Corp....................................       8,900          36,156
 Frankfort First Bancorp, Inc..........................         850          12,750
 Franklin Bank National Associaton Southfield, MI......       2,789          24,360
 *Franklin Covey Co....................................      20,300         148,444
 Franklin Electric Co., Inc............................       3,200         228,200
 *Franklin Electronic Publishers, Inc..................       6,500          32,500
 Freds, Inc. Class A...................................       9,500         124,094
 Freedom Securities Corp...............................      17,800         232,512
 Fremont General Corp..................................      24,000         121,500
 *French Fragrances, Inc...............................      12,300          91,097
 Frequency Electronics, Inc............................       6,250          52,344
 *Fresh America Corp...................................       4,800          21,600
 *Fresh Choice, Inc....................................       3,900           6,825
 *Fresh Foods, Inc.....................................       5,200          38,837
 *Friede Goldman International.........................      40,973         345,710
 *Friedman Billings Ramsey Group, Inc. Class A.........      12,100          71,844
 Friedman Industries, Inc..............................       2,700           9,787
 Friedmans, Inc. Class A...............................      13,100          98,659
 *Friendly Ice Cream Corp..............................       5,700          27,966
 Frisch's Restaurants, Inc.............................       4,383          42,186
 *Fritz Companies, Inc.................................      36,300         357,328
 Frontier Adjusters of America, Inc....................       1,000           1,187
 *Frontier Airlines, Inc...............................      14,300         149,256
 Frontier Insurance Group, Inc.........................      36,990         110,970
 *Frontier Oil Corp....................................      35,100         190,856
 Frozen Food Express Industries, Inc...................      15,207          66,055
 *FuelCell Energy, Inc.................................       5,550         132,853
 Fuller (H.B.) Co......................................      12,600         687,094
 *Funco, Inc...........................................       4,200          72,712
 *Fusion Medical Technologies, Inc.....................       7,900         107,144
 *G-III Apparel Group, Ltd.............................       5,200          14,625
 GA Financial, Inc.....................................       5,700          76,950
 GBC Bancorp...........................................      12,700         268,684
 *GC Companies, Inc....................................       6,900         194,494
 *GP Strategies Corp...................................       9,580          75,442
 *GRC International, Inc...............................       9,100          94,981
 *GT Interactive Software Corp.........................      70,400         144,100
 *GTS Duratek, Inc.....................................      14,100         100,022
 *GZA Geoenvironmental Technologies, Inc...............       1,700           6,481
 *Gadzooks, Inc........................................       8,200          69,956
 Gainsco, Inc..........................................      18,800         111,625
 *Galey & Lord, Inc....................................      14,600          36,500
 *GameTech International, Inc..........................       6,500          30,062
 *#Gantos, Inc.........................................       1,516           1,587
 Garan, Inc............................................       4,142         127,884
 *Garden Fresh Restaurant Corp.........................       5,000          83,437
 *Garden Ridge Corp....................................      16,300         184,394
 *#Gardenburger, Inc...................................       8,700          69,056
 *Gardner Denver Machinery, Inc........................      14,500         237,437
 *Gart Sports Co.......................................         676           3,971
 *Gasonics International, Inc..........................      12,150         186,806
 *Gaylord Container Corp. Class A......................      56,600         353,750
 *Geerling & Wade, Inc.................................       2,600          24,375
 *Gehl Co..............................................       4,500          83,250
                                                               SHARES        VALUE+
                                                               ------        ------

 *#Geltex Pharmaceuticals, Inc.........................      15,000    $    158,906
 Gencor Industries, Inc................................       5,100          32,194
 Gencorp, Inc..........................................       4,900          53,594
 *Gene Logic, Inc......................................      11,896          73,235
 *Genelabs Technologies, Inc...........................      41,900         161,708
 General Binding Corp..................................      13,300         108,478
 General Cable Corp....................................      32,700         253,425
 General Chemical Group, Inc...........................      15,100          42,469
 *General Cigar Holdings, Inc. Class A.................      12,600          95,287
 *General Cigar Holdings, Inc. Class B.................       9,780          73,961
 *General Communications, Inc.
   Class A.............................................      45,100         184,628
 *#General Datacomm Industries, Inc....................      19,400         118,825
 General Electric Co...................................       3,013         391,690
 General Employment Enterprises, Inc...................       4,594          20,673
 *#General Magic, Inc..................................      33,200          86,631
 General Magnaplate Corp...............................         400           1,187
 *General Semiconductor, Inc...........................      34,100         468,875
 *Genesco, Inc.........................................      26,000         364,000
 Genesee Corp. Class B.................................         200           4,437
 *Genesis Health Ventures, Inc.........................      31,700          89,156
 Genesis Worldwide, Inc................................       3,400          14,237
 *Genesys Telecommunications Laboratories, Inc.........      10,100         518,572
 *#Geneva Steel Co. Class A............................      11,900           3,272
 *Genlyte Group, Inc...................................      12,100         291,156
 *Genome Therapeutics Corp.............................      16,900          73,409
 *Genrad, Inc..........................................      28,900         511,169
 *Gensym Corp..........................................       5,300          25,920
 Gentek, Inc...........................................      22,000         257,125
 *#Genus, Inc..........................................      11,100          42,492
 *Genzyme Transgenics Corp.............................      16,400         137,350
 Geon Co...............................................      21,000         635,250
 Georgia Gulf Corp.....................................      28,500         726,750
 *Geoscience Corp......................................       3,800          24,937
 *Geoworks.............................................      16,100         105,405
 *Gerber Childrenswear, Inc............................      10,000          46,250
 Gerber Scientific, Inc................................      29,600         569,800
 *#Geron Corp..........................................      13,400         143,631
 *Getty Petroleum Marketing, Inc.......................      12,100          36,300
 Getty Realty Corp. (Holding Co.)......................      13,600         174,250
 *Giant Cement Holding, Inc............................       7,900         243,666
 *Giant Group, Ltd.....................................       2,200           7,975
 *Giant Industries, Inc................................      10,800          93,825
 Gibraltar Steel Corp..................................      11,100         262,931
 *Gibson Greetings, Inc................................      14,800         140,600
 *Giga Information Group, Inc..........................      10,000          43,125
 *Giga-Tronics, Inc....................................       3,500          18,922
 *Gilman & Ciocia, Inc.................................       9,400          86,362
 *Gish Biomedical, Inc.................................       2,400           8,175
 Glacier Bancorp, Inc..................................       2,798          48,615
 *Glacier Water Services, Inc..........................       1,200          19,050
 Glatfelter (P.H.) Co..................................      38,300         493,112
 Gleason Corp..........................................       9,200         163,300
 *Glenayre Technologies, Inc...........................      67,000         313,016
 *#Gliatech, Inc.......................................       8,900         118,203
 *Global Imaging Systems, Inc..........................      13,300         214,462
 *Global Industrial Technologies, Inc..................      18,800         237,350
 *Global Payment Technologies, Inc.....................       4,400          39,187
 *#Global Sports, Inc..................................      14,000         304,500
 *Global Technologies, Ltd.............................       4,600          35,937
 *Global Vacation Group, Inc...........................       8,200          32,800

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Globe Business Resources, Inc........................       4,300    $     54,691
 *Globecomm Systems, Inc...............................       5,300          99,209
 Gold Banc Corp........................................      15,500         158,391
 *#Golden Books Family Entertainment, Inc..............      24,600           4,551
 Golden Enterprises, Inc...............................      11,000          31,281
 *Golden State Vintners, Inc...........................       2,600           9,059
 *Good Guys, Inc.......................................      12,700         103,981
 *Goodys Family Clothing...............................      33,300         219,572
 Gorman-Rupp Co........................................       6,775         121,103
 *Gottschalks, Inc.....................................      10,700          96,300
 *Government Technology Services, Inc..................       6,900          21,778
 Graco, Inc............................................      18,100         596,169
 *Gradco Systems, Inc..................................       5,875           6,150
 *Graham Corp..........................................       1,000           7,125
 Grand Premier Financial, Inc..........................      19,801         332,904
 *Grand Union Co.......................................      10,200         107,737
 Granite Construction, Inc.............................       8,100         153,900
 Granite State Bankshares, Inc.........................       5,300         116,931
 Gray Communications Systems, Inc......................       5,400          93,825
 *Great Plains Software................................      12,200         653,081
 Great Southern Bancorp, Inc...........................       4,200          90,562
 Greater Bay Bancorp...................................      10,058         422,122
 *Green Mountain Coffee, Inc...........................       3,100          28,094
 Green Mountain Power Corp.............................       4,800          41,100
 *Greenbriar Corp......................................       6,760           4,225
 Greenbrier Companies, Inc.............................      12,700         127,000
 Grey Advertising, Inc.................................         200          69,500
 *Grey Wolf, Inc.......................................     112,300         308,825
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          23,787
 *Griffon Corp.........................................      27,400         210,637
 *Gristede's Sloans, Inc...............................       1,200           2,700
 *Group 1 Automotive, Inc..............................      16,200         234,900
 *Group 1 Software, Inc................................       5,350          81,253
 *Group Maintenance America Corp.......................      12,200         111,325
 *Grow Biz International, Inc..........................       3,800          16,387
 *Grubb & Ellis Co.....................................      17,900         107,400
 Guarantee Life Companies, Inc.........................       7,400         232,869
 Guaranty Federal Bancshares, Inc......................       5,200          57,850
 *Guess, Inc...........................................      42,950         770,416
 *Guest Supply, Inc....................................       5,700          81,225
 Guilford Mills, Inc...................................      27,250         197,562
 *Guilford Pharmaceuticals, Inc........................      22,500         331,875
 *Guitar Center, Inc...................................      13,500         144,281
 *Gulf Island Fabrication, Inc.........................      10,500          96,797
 *Gulfmark Offshore, Inc...............................       7,300         104,709
 *#Gumtech International, Inc..........................       5,500          86,281
 *Gundle/SLT Environmental, Inc........................      13,700          56,512
 *Gymboree Corp........................................      26,200         158,837
 HCC Insurance Holdings, Inc...........................       9,600         102,000
 *HD Vest, Inc.........................................       2,200          16,362
 *HEI, Inc.............................................       3,300          20,419
 HF Financial Corp.....................................       3,300          41,869
 *HIE, Inc.............................................      32,500          78,203
 *HMI Industries, Inc..................................       5,400           7,256
 HMN Financial, Inc....................................       4,300          54,691
 *HMT Technology Corp..................................      53,700         193,823
 *HPSC, Inc............................................       2,100          20,672
 *HS Resources, Inc....................................      16,700         216,056
 *HTE, Inc.............................................      15,200          45,125
                                                               SHARES        VALUE+
                                                               ------        ------

 *Ha-Lo Industries, Inc................................      48,700    $    304,375
 *Hadco Corp...........................................      11,900         562,275
 *Haemonetics Corp.....................................      26,700         600,750
 Haggar Corp...........................................       6,800          84,575
 *Hagler Bailly, Inc...................................      14,600          79,844
 *Hahn Automotive Warehouse, Inc.......................       2,163           2,569
 *Hain Food Group, Inc.................................      12,600         287,831
 Halifax Corp..........................................       1,000           5,437
 *Hall Kinion Associates, Inc..........................       7,700         138,359
 Hallmark Capital Corp.................................       2,100          20,672
 *#Halsey Drug Co., Inc................................      12,200          19,062
 *Hamilton Bancorp, Inc................................       9,000         173,812
 *Hammons (John Q.) Hotels, Inc. Class A...............       4,800          17,400
 *Hampshire Group, Ltd.................................       1,400          12,512
 *Hampton Industries, Inc..............................       4,444          10,832
 Hancock Fabrics, Inc..................................      20,100          80,400
 Hancock Holding Co....................................       7,105         287,086
 *Handleman Co.........................................      29,600         456,950
 *Hanger Orthopedic Group, Inc.........................      31,900         326,975
 *Hanover Direct, Inc..................................     161,600         626,200
 *Happy Kids, Inc......................................       6,200          71,881
 *Harbinger Corp.......................................      41,300         724,041
 Harbor Federal Bancorp, Inc...........................         770          10,972
 Harbor Florida Bancshares, Inc........................      27,800         351,844
 *Harding Lawson Associates Group, Inc.................       5,000          37,344
 Hardinge Brothers, Inc................................       8,850         120,858
 *Harken Energy Corp...................................     110,500         110,500
 Harland (John H.) Co..................................      31,000         575,437
 Harleysville Group, Inc...............................      26,100         392,316
 Harleysville National Corp. PA........................       5,601         181,682
 Harmon Industries, Inc................................       9,450         118,125
 *Harmonic Lightwaves, Inc.............................      13,400         806,512
 Harnischfeger Industries, Inc.........................      37,800          40,162
 *Harolds Stores, Inc..................................       2,308          10,097
 Harris Financial, Inc.................................      30,600         269,662
 *Harry's Farmers Market, Inc.
   Class A.............................................       2,100           1,903
 *Hartmarx Corp........................................      44,900         171,181
 *Harvey Entertainment Co..............................       3,800          18,525
 *Hastings Entertainment, Inc..........................       9,300          45,628
 Hastings Manufacturing Co.............................         700           6,694
 *Hathaway Corp........................................       2,900           3,444
 *Hauppauge Digital, Inc...............................       3,000          73,031
 *Hauser, Inc..........................................       4,950          11,911
 Haven Bancorp, Inc....................................       8,000         129,500
 Haverty Furniture Co., Inc............................      16,200         222,750
 Haverty Furniture Co., Inc. Class A...................         400           5,400
 *Hawaii Land & Farming Co., Inc.......................       1,800             562
 *Hawaiian Airlines, Inc...............................      40,900          89,469
 *Hawk Corp............................................       9,300          49,987
 *Hawker Pacific Aerospace.............................       5,000          22,969
 Hawkins Chemical, Inc.................................       9,245          76,560
 *Hawthorne Financial Corp.............................       3,900          54,112
 *Hayes Lemmerz International, Inc.....................      30,000         491,250
 *Headway Corporate Resources, Inc.....................       9,300          34,584
 *Health Management Systems, Inc.......................      15,800          72,581
 *Health Power, Inc....................................       1,900           3,058
 *Health Risk Management, Inc..........................       4,100          27,931
 *Health Systems Design Corp...........................       5,100          27,094
 *Healthcare Recoveries, Inc...........................      14,600          47,678

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Healthcare Services Group, Inc.......................       8,250    $     67,031
 *Healthcor Holdings...................................       3,000             180
 Healthplan Services Corp..............................      14,700          96,469
 *Healthworld Corp.....................................       4,600          96,600
 *Heartland Express, Inc...............................      29,976         446,830
 *Heartport, Inc.......................................      29,200         145,087
 *Hearx, Ltd...........................................      11,200          44,800
 *Hecla Mining Co......................................      53,300         109,931
 *Hector Communications Corp...........................       1,200          18,750
 Heico Corp............................................       8,115         138,969
 Heico Corp. Class A...................................       2,507          36,508
 Heilig-Meyers Co......................................      64,750         234,719
 *Heist (C.H.) Corp....................................       2,100          13,125
 Helix Technology Corp.................................      24,600         994,762
 *Hello Direct, Inc....................................       5,000          60,156
 *Helmstar Group, Inc..................................       1,300           5,362
 *Hemasure, Inc........................................       6,600          38,362
 *#Hemispherx Biopharma, Inc...........................      21,500         197,531
 Henry Jack & Associates, Inc..........................      13,698         544,067
 #Herbalife International, Inc. Class A................       8,800         127,325
 #Herbalife International, Inc. Class B................      12,200         159,362
 Heritage Financial Corp...............................       8,700          73,678
 *Herley Industries, Inc...............................       5,900          81,309
 *Heska Corp...........................................      22,200          47,175
 *Hexcel Corp..........................................      36,300         215,531
 *Hi-Shear Industries, Inc.............................         500           1,156
 *Hi-Shear Technology Corp.............................       5,300          15,900
 *Hi-Tech Pharmacal, Inc...............................       3,100          15,258
 *#Hi/Fn, Inc..........................................       5,449         239,586
 *#Hibbett Sporting Goods, Inc.........................       5,800          75,400
 *High Plains Corp.....................................      14,800          20,812
 *Highlands Insurance Group, Inc.......................      12,900          93,525
 *#Highway Master Communications, Inc..................      22,300          52,962
 Hilb Rogal Hamilton Co................................      11,500         311,937
 *Hines Horticulture, Inc..............................      15,700         139,828
 *Hirsch International Corp. Class A...................       5,500           7,820
 *Hoenig Group, Inc....................................       7,700          76,278
 *Holiday RV Superstores, Inc..........................       5,000          23,594
 *#Hollis-Eden Pharmaceuticals, Inc....................       6,700         108,037
 Holly Corp............................................       7,400         106,375
 *Hollywood Casino Corp. Class A.......................      21,100          71,212
 *Hollywood Entertainment Corp.........................      30,400         430,350
 *Hollywood Park, Inc..................................      23,700         478,444
 *Hologic, Inc.........................................      17,800          95,675
 *Holt's Cigar Holdings, Inc...........................       1,122           5,119
 Home Bancorp..........................................       1,700          34,531
 Home Federal Bancorp..................................       2,725          63,697
 *Home Loan Financial Corp.............................       2,400          21,750
 Home Port Bancorp, Inc................................         600          15,975
 *Home Products International, Inc.....................       7,200          64,575
 *Homebase, Inc........................................      46,050         158,297
 *#Homegold Financial, Inc.............................       7,700           5,173
 *Homestead Village, Inc...............................      34,400          81,700
 Hooper Holmes, Inc....................................      25,200         595,350
 Horizon Financial Corp................................       6,753          67,952
 *Horizon Health Corp..................................       6,000          44,625
 *Horizon Medical Products, Inc........................       3,000           9,562
 *Horizon Offshore, Inc................................       7,600          47,737
 *Horizon Pharmacies, Inc..............................       5,000          14,687
 *Hospitality Worldwide Services, Inc..................      12,100          33,275
 *Hot Topic, Inc.......................................       4,400         194,562
                                                               SHARES        VALUE+
                                                               ------        ------

 *Houston Exploration Co...............................      22,100    $    442,000
 *Hovnanian Enterprises, Inc. Class A..................      12,700          80,962
 *Hovnanian Enterprises, Inc. Class B..................       1,150           7,331
 #Howell Corp..........................................       2,100          12,862
 *Howtek, Inc..........................................       3,600           7,087
 *Hub Group, Inc. Class A..............................       5,200          90,025
 *Hudson Hotels Corp...................................       3,100           3,391
 *Hudson River Bancorp, Inc............................       7,200          78,525
 *#Hudson Technologies, Inc............................       4,600           9,056
 Huffy Corp............................................      11,200          73,500
 Hughes Supply, Inc....................................      21,700         514,019
 Hunt (J.B.) Transport Services, Inc...................      29,000         383,344
 Hunt Corp.............................................      10,200          84,150
 Huntco, Inc. Class A..................................       4,900          10,719
 *Hurco Companies, Inc.................................       5,900          22,862
 *Hutchinson Technology, Inc...........................      22,200         409,312
 *#Hvide Marine, Inc. Class A..........................       7,000             945
 *Hycor Biomedical, Inc................................       5,600          12,775
 *Hypercom Corp........................................      22,600         213,287
 *HyperFeed Technologies, Inc..........................      12,000          62,437
 *Hyperion Solutions Corp..............................      29,935         820,406
 *Hyseq, Inc...........................................      11,500          77,625
 *I-Stat Corp..........................................      12,200         163,175
 *ICF Kaiser International, Inc........................      17,900          10,069
 *ICOS Corp............................................       4,700         149,372
 *ICT Group, Inc.......................................      10,400         127,400
 *ICU Medical, Inc.....................................       6,400          98,200
 *IDEXX Laboratories, Inc..............................      14,000         259,875
 *IDG Books Worldwide, Inc.............................      12,100         184,525
 *IDT Corp.............................................      23,200         527,075
 *IDX Systems Corp.....................................      33,800         717,194
 *IEC Electronics Corp.................................       6,700          15,494
 *IFR Systems, Inc.....................................       7,200          27,900
 *#IGEN, Inc...........................................      13,700         351,062
 *IGI, Inc.............................................       6,200           7,750
 *IHOP Corp............................................      19,800         306,900
 *II-VI, Inc...........................................       6,200         107,725
 IMCO Recycling, Inc...................................      15,400         198,275
 *IMR Global Corp......................................      38,400         438,000
 *IRI International Corp...............................      24,000         102,000
 ISB Financial Corp. LA................................       5,400          86,400
 *ISOCOR...............................................      11,800         274,350
 *IT Group, Inc .......................................      28,080         293,085
 *ITC Learning Corp....................................       2,800           4,550
 *ITEQ, Inc............................................      25,354          21,789
 *ITI Technologies, Inc................................       7,500         224,531
 *ITLA Capital Corp....................................       6,400          93,800
 *ITT Educational Services, Inc........................      22,900         403,613
 *IVI Checkmate Corp...................................      17,593          61,026
 *Ibis Technology Corp.................................       6,100         247,431
 Ico, Inc..............................................      14,320          22,151
 *Identix, Inc.........................................      26,800         236,175
 *Ikos Systems, Inc....................................       8,700          67,153
 *Il Fornaio (America) Corp............................       4,200          25,397
 *Image Entertainment, Inc.............................      16,300          94,234
 *#Imatron, Inc........................................      71,200         154,637
 *#Imclone Systems, Inc................................      21,900         795,244
 *Immucor, Inc.........................................       6,500          80,437
 *Immune Response Corp. DE.............................      23,500         105,016
 *#Immunogen, Inc......................................      17,100          59,316
 *#Immunomedics, Inc...................................      33,800          78,691
 *Impath, Inc..........................................       7,300         162,881

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Impco Technologies, Inc..............................       6,500    $     83,687
 *Imperial Credit Industries, Inc......................      33,150         194,756
 Imperial Sugar Co.....................................      36,251         145,004
 *In Focus Systems, Inc................................      20,000         416,875
 *In Home Health, Inc..................................       1,400           4,112
 *Inacom Corp..........................................      40,744         241,917
 *Incyte Pharmaceuticals, Inc..........................      19,100         552,706
 Independence Community Bank Corp......................       1,040          11,667
 Independence Holding Co...............................       2,500          28,437
 Independent Bank Corp. MA.............................      13,400         182,994
 Independent Bank East.................................      10,402         171,958
 Indiana Energy, Inc...................................      27,066         532,862
 *Individual Investor Group, Inc.......................       8,500          24,172
 *Indus International, Inc.............................       6,500          60,633
 Industrial Bancorp, Inc...............................       4,100          71,237
 *#Industrial Data Systems Corp........................       5,000           4,687
 *Industrial Distribution Group, Inc...................       7,700          29,356
 *Industrial Holdings, Inc.............................      13,000          33,312
 *Industri-Matematik International Corp. ADR...........       4,500          13,078
 *Inference Corp. Class A..............................       6,400          30,200
 *Infinium Software, Inc...............................      11,200          55,300
 *#Infocure Corp.......................................      22,300         358,891
 *#Infonautics Corp. Class A...........................       8,500          66,008
 *#Information Architects Corp.........................      14,700          64,312
 *Information Management Associates, Inc...............       8,700          34,936
 *#Information Resource Engineering, Inc...............       4,800          78,450
 *Information Resources, Inc...........................      28,200         281,559
 *infoUSA, Inc.........................................      39,400         247,481
 *Infu-tech, Inc.......................................       2,000           2,250
 Ingles Market, Inc. Class A...........................       8,100          94,922
 *#Inhale Therapeutic Systems..........................      14,100         435,778
 *Innerdyne, Inc.......................................      19,600          73,500
 *Innodata Corp........................................       1,800          14,456
 *Innotrac Corp........................................      15,300         223,762
 *Innovasive Devices, Inc..............................       6,500          50,172
 *Innovative Clinical Solutions, Ltd...................      30,000          15,000
 *#Innovative Gaming Corp. of America..................       6,800          11,688
 Innovex, Inc..........................................      13,200         119,213
 *iNTELFILM Corp.......................................       4,700          11,897
 *Inprise Corp.........................................      55,200         493,350
 *Input Software, Inc..................................       5,600          25,550
 *Input/Output, Inc....................................      50,400         270,900
 *Insight Enterprises, Inc.............................      21,562         723,675
 *Insignia Financial Group, Inc........................      28,733         233,456
 *Insilco Holding Co...................................         192           4,848
 *Insite Vision, Inc...................................      14,100          36,131
 *Insituform East, Inc.................................       1,700           2,709
 *Insituform Technologies, Inc. Class A................      25,910         649,369
 *Inso Corp............................................      13,400         304,431
 *Inspire Insurance Solutions, Inc.....................      23,000         144,828
 Insteel Industries, Inc...............................       6,800          57,375
 *Insurance Auto Auctions, Inc.........................      10,200         145,669
 *Insurance Management Solutions, Inc..................      15,500          46,500
 *Integra Lifesciences Corp............................      14,150          89,101
 *Integra, Inc.........................................       5,900           9,588
 *Integral Vision, Inc.................................       8,100          11,517
 *IntegraMed America, Inc..............................       3,800          12,053
                                                               SHARES        VALUE+
                                                               ------        ------

 *Integrated Device Technology, Inc....................      25,375    $    597,105
 *Integrated Electrical Services, Inc..................      25,000         265,625
 *Integrated Measurement System, Inc...................       6,800          94,988
 *Integrated Silicon Solution, Inc.....................      17,300         157,592
 *Integrated Systems, Inc..............................      21,200         610,825
 *Intellicall, Inc.....................................       8,900           5,006
 *#Intellidata Technologies Corp.......................      18,500          91,055
 *Intelligent Life Corp................................       7,000          30,406
 *Intelligent Systems Corp.............................       3,600           9,563
 *#Intelligroup, Inc...................................      14,000         215,688
 *IntelliQuest Information Group, Inc..................       3,100          37,684
 *Inter Parfums, Inc...................................       7,150          65,691
 *InterCept Group, Inc.................................       9,900         166,753
 Interchange Financial Services Corp. Saddle Brook.....       5,170          92,091
 *InterDent, Inc.......................................      21,700         184,450
 *Interdigital Communications Corp.....................      46,000         465,750
 *Interface Systems, Inc...............................       3,400          47,494
 Interface, Inc. Class A...............................      41,900         189,859
 *Interferon Scientific, Inc...........................       2,435             761
 *Intergraph Corp......................................      54,400         243,950
 *Interleaf, Inc.......................................       8,000         294,500
 *Interlink Electronics................................       4,700         140,559
 *Interlinq Software Corp..............................       4,100          17,809
 *Interlott Technologies, Inc..........................       2,200          11,275
 *#Intermagnetics General Corp.........................      11,754          78,605
 Intermet Corp.........................................      25,700         258,606
 International Aluminum Corp...........................       2,100          51,844
 *International FiberCom, Inc..........................      22,500         159,961
 *#International Microcomputer Software, Inc...........       5,100          11,475
 International Multifoods Corp.........................      16,900         235,544
 *International Rectifier Corp.........................      36,500         739,125
 *International Remote Imaging Systems, Inc............       3,000           2,063
 International Shipholding Corp........................       5,225          70,538
 *International Speciality Products, Inc...............      36,300         304,013
 *International Telecommunication Data Systems, Inc....      16,900         220,756
 *International Thoroughbred Breeders, Inc.............       5,800           2,552
 *International Total Services, Inc....................       5,600           7,508
 *Interneuron Pharmaceuticals, Inc.....................      41,800         138,463
 *Interphase Corp......................................       4,200         124,688
 Interpool, Inc........................................      29,850         264,919
 *Interpore International..............................      12,900          85,866
 *Interstate National Dealers Services, Inc............       4,200          25,594
 *Intertan, Inc........................................      17,400         416,513
 Inter-Tel, Inc........................................      24,100         481,247
 *Intervisual Books, Inc. Class A......................       1,000           1,875
 *Intervoice, Inc......................................      29,691         446,293
 *Intervu, Inc.........................................       8,900         555,416
 Interwest Bancorp.....................................      15,400         315,700
 *Intevac, Inc.........................................      13,900          54,731
 *IntraNet Solutions, Inc..............................       8,300         182,859
 Invacare Corp.........................................      25,300         532,881
 Investors Financial Services Corp.....................      16,198         741,565
 Investors Title Co....................................       1,400          24,631
 *Invision Technologies, Inc...........................      11,200          45,150
 *Invivo Corp..........................................       2,600          33,638
 *Iomed, Inc...........................................       5,200          20,150

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ionics, Inc..........................................      14,500    $    386,969
 *Iridex Corp..........................................       5,800          54,013
 Iroquois Bancorp......................................         400           7,475
 Irwin Financial Corp..................................      17,400         359,419
 Isco, Inc.............................................      14,735          73,905
 *Isis Pharmaceuticals, Inc............................      27,000         422,719
 *Isle of Capri Casinos, Inc...........................      21,200         273,613
 *Isolyser Co., Inc....................................      34,010          96,716
 *#Itron, Inc..........................................      13,200          83,738
 *Ivex Packaging Corp..................................      23,000         242,938
 *J & J Snack Foods Corp...............................       8,100         152,634
 *J. Alexander's Corp..................................       5,900          18,069
 *J. Jill Group, Inc...................................       8,500          46,352
 *JDA Software Group, Inc..............................      23,400         328,331
 JLG Industries, Inc...................................      44,300         606,356
 *JLK Direct Distribution, Inc. Class A................       5,600          54,600
 *JLM Industries, Inc..................................       6,000          21,938
 *#JMAR Industries, Inc................................      13,800          22,209
 *JPM Co...............................................       5,600          50,400
 *JPS Industries, Inc..................................       4,900          14,700
 JSB Financial, Inc....................................       5,000         295,625
 *JWGenesis Financial Corp.............................       5,000          80,625
 *Jackpot Enterprises, Inc.............................       8,000          65,500
 Jacksonville Bancorp, Inc.............................       1,600          24,700
 *Jaclyn, Inc..........................................       1,300           3,656
 *Jaco Electronics, Inc................................       2,973          11,056
 *Jacobson Stores, Inc.................................       5,200          35,913
 *Jakks Pacific, Inc...................................      12,600         305,156
 *Jan Bell Marketing, Inc..............................      24,800          69,750
 *Jason, Inc...........................................      17,687         132,653
 *Javelin Systems, Inc.................................      12,900         148,350
 Jeffbanks, Inc........................................       2,843          85,912
 Jefferies Group, Inc..................................      20,900         415,388
 Jefferson Savings Bancorp, Inc........................       7,000          84,000
 *Jennifer Convertibles, Inc...........................       1,300           2,722
 *Jo-Ann Stores, Inc. Class A..........................       4,500          58,781
 *Jo-Ann Stores, Inc. Class B..........................       3,400          41,225
 *Johnson Worldwide Associates, Inc. Class A...........       6,700          52,658
 *Johnston Industries, Inc.............................       8,100          12,656
 *Jones Lang LaSalle, Inc..............................      33,900         411,038
 *Jos. A. Bank Clothiers, Inc..........................       5,400          14,850
 Jostens, Inc..........................................      28,800         529,200
 *Joule, Inc...........................................       1,500           2,906
 *Journal Register Co..................................      24,000         286,500
 *Jps Packaging Company................................       3,300           9,694
 *Juno Lighting, Inc...................................         980          11,362
 *#Just for Feet, Inc..................................      31,200          39,000
 Justin Industries, Inc................................      26,300         408,472
 K Swiss, Inc. Class A.................................       6,600          94,256
 *#K-Tel International, Inc............................       8,600          56,706
 *K-Tron International, Inc............................       6,200          87,963
 *K-V Pharmaceutical Co. Class A.......................      10,500         203,438
 *K-V Pharmaceutical Co. Class B.......................       8,300         159,775
 K2, Inc...............................................      15,440         113,870
 *KBK Capital Corp.....................................       5,000          24,375
 *#KFX, Inc............................................      12,000          12,750
 *KLLM Transport Services, Inc.........................       3,500          22,148
 *KTI, Inc.............................................      11,900          98,175
 *KVH Industries, Inc..................................       4,800          14,775
 *Kaiser Aluminum Corp.................................      84,200         557,825
 *Kaiser Ventures, Inc.................................       9,700         133,981
                                                               SHARES        VALUE+
                                                               ------        ------

 Kaman Corp. Class A...................................      20,700    $    246,459
 *Kaneb Services, Inc..................................      31,700         138,688
 *Kasper A.S.L., Ltd...................................       5,500          16,156
 Katy Industries, Inc..................................       6,200          65,100
 Kaye Group, Inc.......................................       3,000          25,875
 Keithley Instruments, Inc.............................       1,000          20,563
 *Kellstrom Industries, Inc............................      11,800         103,619
 Kellwood Co...........................................      24,900         516,675
 *Kendle International, Inc............................      14,600         118,625
 Kennametal, Inc.......................................       1,900          63,175
 *Kennedy-Wilson, Inc..................................       7,500          56,719
 *Kensey Nash Corp.....................................       6,700          87,309
 *Kent Electronics Corp................................      24,500         561,969
 *Kentucky Electric Steel, Inc.........................       2,800           8,138
 Kentucky First Bancorp, Inc...........................         200           2,050
 *#Keravision, Inc.....................................      18,100         161,203
 *Kevco, Inc...........................................       8,300          24,122
 Kewaunee Scientific Corp..............................       2,000          20,375
 *Key Energy Group, Inc................................      54,100         270,500
 *Key Production Co., Inc..............................      10,400          84,500
 *Key Technology, Inc..................................       3,300          24,853
 *Key Tronic Corp......................................       8,700          36,431
 *Keystone Automotive Industries, Inc..................      18,040         103,730
 *Keystone Consolidated Industries, Inc................       8,973          35,331
 Kimball International, Inc. Class B...................      24,400         403,363
 *Kimmins Corp.........................................       3,400           1,328
 *Kinark Corp..........................................       6,800           8,500
 *Kinnard Investment, Inc..............................       4,200          24,019
 *Kirby Corp...........................................      18,100         332,588
 *Kit Manufacturing Co.................................         300           1,425
 *Kitty Hawk, Inc......................................      15,200         118,750
 Klamath First Bancorp, Inc............................       9,400         106,925
 Knape & Vogt Manufacturing Co.........................       2,900          43,772
 *Knight Transportation, Inc...........................      13,500         188,578
 *Koala Corp...........................................       5,400          77,456
 Kollmorgen Corp.......................................       9,000          82,125
 *Komag, Inc...........................................      59,600         139,688
 *Kopin Corp...........................................      11,000         716,375
 *Koss Corp............................................       2,100          31,369
 *Kronos, Inc..........................................      11,250         582,891
 *Krug International Corp..............................       1,048           1,376
 *Kulicke & Soffa Industries, Inc......................      21,000         747,469
 *LBP, Inc.............................................       3,200          10,650
 *LCA-Vision, Inc......................................      46,136         194,636
 *LCC International, Inc. Class A......................       9,700         139,134
 *LLEX Oncology, Inc...................................      13,700         238,894
 *LLX Resorts, Inc.....................................       2,900           5,619
 *LMI Aerospace, Inc...................................       3,500          11,430
 LNR Property Corp.....................................      22,600         398,325
 LSB Bancshares, Inc. NC...............................       5,156          92,164
 #LSB Industries, Inc..................................      10,700           8,359
 LSI Industries, Inc...................................       9,067         219,025
 LTV Corp..............................................      85,600         299,600
 *LTX Corp.............................................      31,800         575,381
 *LaBarge, Inc.........................................      14,500          18,125
 LaCrosse Footwear, Inc................................       3,000          18,000
 LabOne, Inc...........................................      19,050         146,447
 *Labor Ready, Inc.....................................      35,300         447,869
 *Laboratory Corp. of America Holdings, Inc............      84,800         318,000
 *Labtec, Inc..........................................       1,900           7,363

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Laclede Gas Co........................................      15,100    $    330,313
 *#Laclede Steel Co....................................       2,700           1,181
 *Ladd Furniture, Inc..................................       7,066         149,490
 *Ladish Co., Inc......................................      14,500          99,461
 *Lakeland Industries, Inc.............................       2,000           8,250
 *Lakes Gaming, Inc....................................      10,475          90,020
 *Lamson & Sessions Co.................................      12,100          63,525
 Lance, Inc............................................      28,400         295,538
 *Lancer Corp..........................................       9,600          51,600
 *Landair Corp.........................................       4,100          20,756
 Landamerica Financial Group, Inc......................      13,050         253,659
 Landauer, Inc.........................................       7,700         190,575
 *Landec Corp..........................................      11,900          74,375
 *Landrys Seafood Restaurants, Inc.....................      29,277         258,461
 *Landstar Systems, Inc................................       9,100         364,284
 *Larscom, Inc.........................................       4,000          17,875
 *Laser Vision Centers, Inc............................      25,200         363,825
 *LaserSight Corporation...............................      17,500         223,672
 *Lason, Inc...........................................      18,800         459,425
 Lawson Products, Inc..................................      10,300         235,934
 *Layne Christensen Co.................................       9,100          61,425
 *Lazare Kaplan International, Inc.....................       8,800          68,200
 *Leapnet, Inc.........................................      12,700          69,255
 *Learn2.com, Inc......................................      34,215         103,180
 *Learning Tree International, Inc.....................      19,800         493,763
 *Lechters, Inc........................................      17,000          26,563
 *Lecroy Corp..........................................       6,100          85,400
 *Lectec Corp..........................................       1,902           4,339
 Lesco, Inc............................................       7,725         116,116
 *Let's Talk Cellular & Wireless, Inc..................       4,000          15,125
 *LeukoSite, Inc.......................................      14,400         588,150
 *Level 8 Systems, Inc.................................       6,900         143,391
 *Lexington Global Asset Managers, Inc.................       3,600           9,900
 Libbey, Inc...........................................      15,800         418,700
 Liberty Bancorp, Inc..................................       2,700          17,466
 Liberty Homes, Inc. Class A...........................         200           1,644
 *Life Financial Corp..................................       5,200          20,719
 *Lifecell Corp........................................      10,200          54,188
 *Lifecore Biomedical, Inc.............................      16,100         249,047
 *Lifeline Systems, Inc................................       4,100          62,525
 *Lifemark Corporation.................................       2,866           9,628
 Lifetime Hoan Corp....................................      10,762          54,819
 *Ligand Pharmaceuticals, Inc.
   Class B.............................................      47,377         543,355
 *Lightbridge, Inc.....................................      12,600         255,150
 Lillian Vernon Corp...................................       8,300          99,600
 Lilly Industry, Inc. Class A..........................      20,500         285,719
 *Lindal Cedar Homes, Inc..............................       4,482          11,415
 Lindberg Corp.........................................       6,200          54,250
 Lindsay Manufacturer Co...............................      12,100         203,431
 *Liposome Co., Inc....................................      34,200         424,294
 Liqui Box Corp........................................       2,500         135,938
 *Lithia Motors, Inc. Class A..........................       6,100         115,519
 *Littlefield, Adams & Co..............................         900             520
 *Littlefuse, Inc......................................      18,900         396,309
 *Lodgenet Entertainment Corp..........................      10,400         186,875
 *#Lodgian, Inc........................................      21,900         125,925
 *Loews Cineplex Entertainment Corp....................      61,600         400,400
 *Logic Devices, Inc...................................       5,600          12,425
 *#Logility, Inc.......................................      12,100          87,347
 *Lojack Corp..........................................      14,500         112,828
                                                               SHARES        VALUE+
                                                               ------        ------

 *Lone Star Steakhouse Saloon..........................      39,000    $    294,328
 *Lone Star Technologies, Inc..........................      21,800         551,813
 Longview Fibre Co.....................................      48,500         618,375
 *Loronix Information Systems, Inc.....................       4,300          84,253
 *Louis Dreyfus Natural Gas Corp.......................      38,052         684,936
 Luby's Cafeterias, Inc................................      20,200         234,825
 Lufkin Industries, Inc................................       5,900          82,231
 *Lumisy, Inc..........................................      11,100          35,381
 *Lunar Corp...........................................       6,900          48,084
 *Lund International Holdings, Inc.....................       2,200          14,781
 *Lydall, Inc. DE......................................      13,200         117,975
 *Lynch Corp...........................................       2,200          50,050
 *Lynch Interactive Corp...............................       2,200         150,150
 *Lynx Therapeutics, Inc...............................      11,100         127,650
 M.A. Hanna Co.........................................      34,200         356,963
 *M.H. Meyerson & Co., Inc.............................       5,400          23,119
 MAF Bancorp, Inc......................................      23,584         522,533
 *MAI Systems Corp.....................................       9,600           6,600
 *MB Financial, Inc....................................       4,300          56,034
 MDC Holdings, Inc.....................................      23,600         352,525
 *MECH Financial, Inc..................................       3,500         120,859
 *MEDTOX Scientific, Inc...............................       2,000          15,750
 MFB Corp..............................................       1,000          18,438
 *MFRI, Inc............................................       4,400          19,525
 *MGC Communications, Inc..............................       4,500         176,063
 *MGI Pharma, Inc......................................      13,000         165,344
 MI Schottenstein Homes, Inc...........................      10,000         157,500
 *MIM Corp.............................................       9,000          19,688
 *MIPS Technologies, Inc...............................       4,500         198,703
 *MMC Network, Inc.....................................       1,700          33,575
 MMI Companies, Inc....................................      18,200          73,938
 MOCON, Inc............................................       6,450          44,948
 *MRV Communications, Inc..............................      24,000         767,250
 *MS Carriers, Inc.....................................      11,000         288,063
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      29,000         262,813
 *MSC Software Corp....................................      12,200         102,175
 *MTI Technology Corp..................................       5,900         165,384
 MTS Systems Corp......................................      18,340         183,687
 MYR Group, Inc........................................       4,810          89,586
 *Mace Security International, Inc.....................       6,000          44,813
 *Mac-Gray Corp........................................      23,100          90,956
 *Mackie Designs, Inc..................................      16,100          84,525
 *Madden (Steven), Ltd.................................      13,900         176,791
 *Made2Manage Systems, Inc.............................       6,000          41,063
 Madison Gas & Electric Co.............................      14,450         279,517
 *Magainin Pharmaceuticals, Inc........................      19,400          29,403
 *Magellan Health Services, Inc........................      35,900         224,375
 *Magnetek, Inc........................................      33,400         223,363
 *Magnum Hunter Resources, Inc.........................      19,900          63,431
 *Mail-Well, Inc.......................................      36,000         429,750
 *Main Street & Main, Inc..............................       8,450          28,783
 *Main Street Bancorp, Inc.............................       1,900          20,128
 Maine Public Service Co...............................         700          12,513
 *Mallon Resources Corp................................       5,400          32,400
 *Manatron, Inc........................................       1,102           5,992
 *Manchester Equipment Co., Inc........................       7,000          22,094
 *Manhattan Associates, Inc............................      17,200          90,300
 Manitowoc Co., Inc....................................      10,850         330,925
 *Manugistic Group, Inc................................      23,900         401,819
 *Mapics, Inc..........................................      16,300         154,341
 *Mapinfo Corp.........................................       4,800         114,900

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Marcus Corp...........................................      18,675    $    238,106
 *Marine Drilling Companies, Inc.......................         100           1,688
 *Marine Transport Corp................................       7,540          20,028
 *Marisa Christina, Inc................................       6,700          12,353
 Maritrans, Inc........................................      10,700          59,519
 *Marketing Services, Inc..............................       3,100          55,897
 *MarkWest Hydrocarbon, Inc............................       8,500          46,750
 *Marlton Technologies, Inc............................       5,000           9,375
 Marsh Supermarkets, Inc. Class A......................       1,600          22,000
 Marsh Supermarkets, Inc. Class B......................       3,100          32,356
 *Martek Biosciences Corp..............................      13,900         145,081
 *Marten Transport, Ltd................................       4,200          48,956
 *Marvel Enterprises, Inc..............................      10,200          63,750
 MascoTech, Inc........................................      13,900         166,800
 Massbank Corp. Reading, MA............................       2,433          79,377
 *Mastec, Inc..........................................       6,800         280,075
 *Mastech Corp.........................................      12,000         226,500
 *Master Graphics, Inc.................................         700             678
 *Matec Corp...........................................       1,100           5,775
 *Material Sciences Corp...............................      20,500         224,219
 *Mathsoft, Inc........................................       6,300          21,558
 *Matlack Systems, Inc.................................       8,500          33,469
 *Matria Healthcare, Inc...............................      33,200         129,169
 *Matritech, Inc.......................................      21,800          70,509
 *Matrix Bancorp, Inc..................................       2,800          40,688
 *Matrix Pharmaceutical, Inc...........................      19,600         101,675
 *Matrix Service Co....................................       7,500          34,219
 Matthews International Corp.
   Class A.............................................      12,000         272,250
 *Matthews Studio Equipment Group......................       8,800          31,900
 *Mattson Technology, Inc..............................      13,300         215,294
 *Maui Land & Pineapple Company, Inc...................       4,300          80,088
 *Maverick Tube Corp...................................      13,900         298,416
 *Max & Ermas Restaurants, Inc.........................       2,037          13,877
 *Maxco, Inc...........................................       1,900          15,705
 *Maxicare Health Plans, Inc...........................      16,100          51,822
 *Maxim Group, Inc.....................................      17,000          95,625
 *#Maxim Pharmaceuticals, Inc..........................       9,300         131,363
 *Maximus, Inc.........................................      18,900         529,200
 *Maxtor Corp..........................................     119,000         725,156
 *Maxwell Shoe Company, Inc............................       8,000          69,500
 *Maxwell Technologies, Inc............................       6,700          72,653
 *Maxxam, Inc..........................................       5,200         236,275
 *Maynard Oil Co.......................................       3,100          35,166
 *Mays (J.W.), Inc.....................................         200           1,103
 *Mazel Stores, Inc....................................      10,200          96,900
 *McClain Industries, Inc..............................         266           1,463
 McGrath Rent Corp.....................................      12,100         218,178
 *McMoran Exploration Co...............................      11,896         259,482
 *McNaughton Apparel Group, Inc........................       6,000          42,375
 *McWhorter Technologies, Inc..........................       8,200         112,750
 *Meade Instruments Corp...............................       5,500         167,578
 *Meadow Valley Corp...................................       2,200           8,456
 Meadowbrook Insurance Group, Inc......................      10,100          59,969
 *Measurement Specialties, Inc.........................       2,500          44,688
 *Mechanical Dynamics, Inc.............................       4,300          19,619
 *Mecon, Inc...........................................       5,400          58,219
 *Medarex, Inc.........................................      28,400         324,825
 *Medco Research, Inc..................................       9,500         252,938
 Medford Bancorp, Inc..................................       7,000         117,250
 *Media 100, Inc.......................................       7,000          97,781
                                                               SHARES        VALUE+
                                                               ------        ------

 *Media Arts Group, Inc................................      16,800    $     65,100
 *MediaBay, Inc........................................       5,900          76,331
 *Medialink Worldwide, Inc.............................       6,700          40,200
 *Medical Action Industries, Inc.......................       6,800          22,313
 *Medical Alliance, Inc................................       5,200           9,669
 *Medical Assurance, Inc...............................      23,027         505,155
 *Medical Graphics Corp................................       1,500           2,719
 *#Medical Resources, Inc..............................       5,283           3,054
 *Medicalcontrol, Inc..................................       3,500          21,875
 *Medicis Pharmaceutical Corp.
   Class A.............................................      12,000         421,500
 *Medicore, Inc........................................       3,800           5,463
 *#Medplus, Inc........................................       4,500          19,125
 *Medstone International, Inc..........................       5,800          34,528
 *Memberworks, Inc.....................................      14,100         352,059
 Mentor Corp. MN.......................................      25,900         603,794
 *Mentor Graphics Corp.................................      56,100         504,023
 Merchants Bancorp, Inc................................       2,100          68,119
 Merchants Bancshares, Inc.............................       2,700          60,919
 Merchants Group, Inc..................................       1,300          29,575
 Merchants New York Bancorp, Inc.......................       1,600          27,950
 *Mercury Air Group, Inc...............................       5,800          46,400
 *Mercury Computer Systems, Inc........................       1,600          91,350
 Meridian Diagnostics, Inc.............................      12,900          95,138
 Meridian Insurance Group, Inc.........................       2,970          45,849
 *Meridian Medical Technology, Inc.....................       2,400          13,275
 *Meridian Resource Corp...............................      59,172         218,197
 *Merisel, Inc.........................................      11,900          19,709
 *MeriStar Hotels & Resorts, Inc.......................      19,700          66,488
 *Merit Medical Systems, Inc...........................       6,800          45,050
 *Merix Corp...........................................       5,200          62,888
 *Merrimac Industries, Inc.............................         660           5,115
 *Mesa Air Group, Inc..................................      30,100         152,381
 *Mesa Labs, Inc.......................................       3,700          13,759
 *Mesaba Holdings, Inc.................................      17,850         220,336
 *Messagemedia, Inc....................................      30,300         502,791
 *Mestek, Inc..........................................       4,200          78,225
 *Meta Group, Inc......................................      10,400         172,250
 *Metacreations Corp...................................      21,300         149,766
 *Metal Management, Inc................................      36,421          83,654
 *Metals USA, Inc......................................      31,100         260,463
 *Metamor Worldwide, Inc...............................       5,200         137,313
 *Metatec Corp. Class A................................       5,300          13,747
 *Met-Coil Systems Corp................................       1,000           6,063
 Methode Electronics, Inc. Class A.....................      30,800         836,413
 Methode Electronics, Inc. Class B.....................         500          13,406
 Met-Pro Corp..........................................      11,175         116,639
 *Metricom, Inc........................................      16,700         987,388
 *Metrika System Corp..................................       3,000          18,563
 *#Metro Information Services, Inc.....................       4,300          63,963
 *Metro One Telecommunications, Inc....................       9,900          99,619
 *Metrocall, Inc.......................................      36,985          76,282
 *Metrologic Instruments, Inc..........................       4,900          67,069
 *Metromedia International Group, Inc..................      87,200         392,400
 *Metrotrans Corp......................................       1,600             912
 Metrowest Bank MA.....................................      12,800          80,000
 *Miami Computer Supply Corp...........................       2,100          58,800
 *Michael Anthony Jewelers, Inc........................       5,800          18,125
 Michael Foods, Inc....................................      19,058         479,428
 *Michaels Stores, Inc.................................      26,800         841,688
 *Micro Component Technology, Inc......................       5,300          24,678
 *Micro Linear Corp....................................       9,600          68,400

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Micro Warehouse, Inc.................................      31,400    $    369,931
 *Microage, Inc........................................      18,150          53,883
 *Microcide Pharmaceuticals, Inc.......................       9,300          67,570
 MicroFinancial, Inc...................................       4,000          45,250
 *Micrografx, Inc......................................      10,000          48,438
 *Micros Systems, Inc..................................      14,400         731,250
 *Micros to Mainframes, Inc............................       3,100          13,417
 *Microsemi Corp.......................................      10,600          81,819
 *Microtest, Inc.......................................       7,900          54,806
 *Micro-Therapeutics, Inc..............................       6,000          56,438
 *Microtouch Systems, Inc..............................       7,300         108,816
 *#Microvision, Inc....................................       3,800          61,513
 *Microware Systems Corp...............................      11,600          67,788
 *Microwave Power Dynamics, Inc........................      10,100          76,855
 Mid America Banccorp..................................       9,010         258,474
 *Mid Atlantic Medical Services, Inc...................      56,800         454,400
 Midas, Inc............................................      15,150         325,725
 Midcoast Energy Resources, Inc........................       8,625         161,719
 *Middleby Corp........................................      10,300          54,397
 Middlesex Water Co....................................       3,400         119,106
 Midland Co............................................       3,300          76,313
 *Midway Airlines Corp.................................       8,500          63,484
 *Midway Games, Inc....................................      34,070         736,764
 *Midwest Express Holdings, Inc........................      12,775         369,677
 *Midwest Grain Products, Inc..........................       7,600          64,838
 Mikasa, Inc...........................................      16,400         178,350
 *Mikohn Gaming Corp...................................       7,500          38,438
 Milacron, Inc.........................................       8,000         116,500
 *Millennium Pharmaceuticals, Inc......................       2,800         272,563
 *Miller Building Systems, Inc.........................       3,200          18,000
 *Miller Industries, Inc...............................      49,000         119,438
 *Miltope Group, Inc...................................      11,000           8,078
 Mine Safety Appliances Co.............................       1,900         119,700
 Minntech Corp.........................................       6,100          58,713
 Minuteman International, Inc..........................       1,000           9,750
 *#Miravant Medical Technologies.......................      15,600         214,500
 Mississippi Chemical Corp.............................      24,642         130,911
 *Mississippi Valley Bancshares, Inc...................       1,200          37,500
 *Mitcham Industries, Inc..............................       7,900          30,859
 *Mity-Lite, Inc.......................................       3,300          57,956
 Mobile America Corp...................................       6,100          13,153
 *Mobile Mini, Inc.....................................       9,600         165,300
 *Mobius Management Systems, Inc.......................      21,400         131,409
 *Modtech Holdings, Inc................................      11,357          83,403
 *Molecular Biosystems, Inc............................      16,700          21,919
 *Molecular Devices Corp...............................       5,600         169,750
 *Monaco Coach Corp....................................      16,762         360,383
 *Monarch Casino and Resort, Inc.......................       6,300          36,422
 *Monarch Dental Corp..................................      11,000          22,000
 *Mondavi (Robert) Corp. Class A.......................       6,400         245,600
 *Monro Muffler Brake, Inc.............................       6,641          46,902
 Monterey Bay Bancorp, Inc.............................       2,125          26,695
 *Monterey Pasta Co....................................       9,000          33,188
 *Moog, Inc. Class A...................................       6,550         171,938
 *Moog, Inc. Class B...................................         600          24,169
 *Moore Medical Corp...................................       2,700          21,431
 Moore Products Co.....................................       2,200          74,044
 Morgan Keegan, Inc....................................      29,400         490,613
 *Morgan's Foods, Inc..................................         900           3,263
 *Morrison Knudsen Corp................................      47,900         416,131
 Morrison Management Specialists, Inc..................      10,833         227,493
                                                               SHARES        VALUE+
                                                               ------        ------

 *Morrow Snowboards, Inc...............................       1,000    $        300
 *Morton Industrial Group, Inc.
   Class A.............................................       1,000           3,500
 *Morton's Restaurant Group, Inc.......................       5,300          79,169
 *#Mossimo, Inc........................................      13,500         104,625
 *Mother's Work, Inc...................................       3,300          35,681
 *Motor Car Parts & Accessories, Inc...................       6,100           8,810
 *Motor Club of America................................         700           6,913
 Movado Group, Inc.....................................       9,050         215,503
 *Movie Gallery, Inc...................................      11,500          47,438
 *Multi Color Corp.....................................       1,000           6,531
 *Multiple Zones International, Inc....................      11,000         113,609
 *Musicland Stores Corp................................      31,800         252,413
 Myers Industries, Inc.................................      18,107         271,605
 *Myriad Genetics, Inc.................................       8,400         277,988
 *Mystic Financial, Inc................................       1,700          18,700
 *N & F Worldwide Corp.................................      19,600         107,800
 *NABI, Inc............................................      35,200         161,700
 NBT Bancorp...........................................      11,848         202,160
 *NBTY, Inc............................................      64,400         630,919
 NCH Corp..............................................       6,200         289,075
 *NCI Building Systems, Inc............................      16,300         270,988
 *#NCS Healthcare, Inc.................................      16,700          44,620
 *NFO Worldwide, Inc...................................      23,000         300,438
 NL Industries, Inc....................................      32,500         442,813
 *NMT Medical, Inc.....................................       9,000          18,844
 NN Ball & Roller, Inc.................................      12,300          82,256
 *NPC International, Inc...............................      22,000         275,688
 *NPS Pharmaceuticals, Inc.............................      11,100          66,253
 *NS Group, Inc........................................      14,800         153,550
 *NTN Communications, Inc..............................       2,293           9,029
 NUI Corp..............................................      10,800         272,025
 *NYFIX, Inc...........................................      10,350         278,156
 *Nabors Industries, Inc...............................      19,372         514,582
 *Nanogen, Inc.........................................       9,600          68,700
 *Nanometrics, Inc.....................................       7,000         157,063
 *Nanophase Technologies Corp..........................       4,800          19,650
 *Napco Security Systems, Inc..........................       2,150           7,794
 *Napro Biotherapeutics, Inc...........................      18,300          51,183
 Nash Finch Co.........................................      10,200          73,631
 *Nashua Corp..........................................       5,800          42,775
 *Nastech Pharmaceutical Co., Inc......................       5,100           9,961
 *Nathans Famous, Inc..................................       1,900           6,383
 *National Beverage Corp...............................      18,500         150,313
 National City Bancorp.................................       6,189         121,459
 National City Bankshares, Inc.........................       4,989         146,405
 *National Dentex Corp.................................       3,000          51,563
 *National Discount Brokers Group, Inc.................      13,600         436,900
 *National Equipment Services, Inc.....................       1,800          17,550
 *National Home Centers, Inc...........................       3,000           3,703
 *National Home Health Care Corp.......................       3,815          16,095
 National Penn Bancshares, Inc.........................      12,228         327,863
 National Presto Industries, Inc.......................       5,100         179,775
 *National Processing, Inc.............................      33,600         289,800
 *National Record Mart, Inc............................       4,200          16,866
 *National Research Corp...............................       4,500          19,969
 *National RV Holdings, Inc............................      20,700         385,538
 *National Standard Co.................................       6,500          25,188
 National Steel Corp. Class B..........................      23,000         133,688
 National Technical Systems, Inc.......................       7,500          28,594
 *National Techteam, Inc...............................      14,300          56,753

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *National Western Life Insurance Co. Class A..........       1,000    $     80,750
 *Natural Alternatives International, Inc..............       4,800          16,350
 *Natural Microsystems Corp............................      10,200         371,025
 *Natural Wonders, Inc.................................       5,700           8,728
 Natures Sunshine Products, Inc........................      22,759         191,318
 *Nautica Enterprises, Inc.............................      43,900         577,559
 *#Navarre Corp........................................      23,500         176,984
 *Navigant Consulting, Inc.............................       5,300          56,313
 *Navigant International, Inc..........................      11,600         108,025
 *Navigators Group, Inc................................       3,200          38,400
 *Neff Corp. Class A...................................      20,500         176,813
 Nelson (Thomas), Inc..................................      11,400         101,175
 *Neogen Corp..........................................       4,800          30,225
 *NeoMagic Corp........................................       3,300          30,009
 *Neopharm, Inc........................................       8,000         133,000
 *Neorx Corp...........................................      17,225          32,835
 *Neose Technologies, Inc..............................       8,600         130,613
 *#Neotherapeutics, Inc................................       7,000          83,125
 *Netmanage, Inc.......................................      62,145         309,754
 *NetMoves Corporation.................................      12,000          65,250
 *Netopia, Inc.........................................      11,300         627,856
 *NetOptix Corp........................................       9,100         325,894
 *#Netrix Corp.........................................      13,000         117,406
 *Netspeak Corp........................................      11,300         183,272
 *Network Computing Devices, Inc.......................      13,900          89,916
 *Network Equipment Technologies, Inc..................      20,100         247,481
 *Network Event Theater, Inc...........................      17,000         406,406
 *Network Peripherals, Inc.............................      11,100         382,603
 *Network Six, Inc.....................................         275           1,014
 *Neurobiological Technologies, Inc....................       2,700           9,028
 *Neurocrine Biosciences, Inc..........................      16,300         213,428
 *Neurogen Corp........................................      11,500         168,906
 *New American Healthcare Corp.........................         200             100
 *New Brunswick Scientific Co., Inc....................       3,473          19,102
 *New Century Financial Corp...........................      19,500         305,906
 New England Business Services, Inc....................      12,000         271,500
 New England Community Bancorp, Inc. Class A...........       4,770         134,603
 *#New Era of Networks, Inc............................       8,400         406,088
 New Hampshire Thrift BancShares, Inc..................         200           2,588
 *New Horizons Worldwide, Inc..........................       7,500         103,125
 New Jersey Resources Corp.............................      13,800         555,450
 *New Mexico & Arizona Land Co.........................       6,258          32,072
 *Newcor, Inc..........................................       2,940           7,534
 *Newmark Homes Corp...................................       3,000          22,125
 Newmil Bancorp, Inc...................................       3,500          44,625
 *Newpark Resources, Inc...............................      65,100         390,600
 Newport Corp..........................................       8,200         209,100
 *Newsedge Corp........................................      15,450         155,466
 *Nexthealth, Inc......................................       3,400           4,781
 *Niagara Bancorp, Inc.................................       1,500          15,703
 *Niagara Corp.........................................       7,900          36,784
 *Nitches, Inc.........................................         785           2,649
 *Nobel Learning Communities, Inc......................       5,400          43,538
 *Nobility Homes.......................................       5,475          31,995
 *#Noble International, Ltd............................       8,400         117,338
 *Noel Group, Inc......................................       8,000           5,332
 Noland Co.............................................         200           3,638
 *Noodle Kidoodle, Inc.................................       6,800          47,813
                                                               SHARES        VALUE+
                                                               ------        ------

 *Norstan, Inc.........................................      10,400    $     74,750
 *Nortek, Inc..........................................      10,400         267,800
 *North American Scientific, Inc.......................       6,000          52,688
 North Central Bancshares, Inc.........................       2,700          44,888
 North Pittsburgh Systems, Inc.........................         100           1,619
 Northeast Bancorp.....................................         900           7,200
 Northern Technologies International...................       2,700          17,213
 *Northfield Laboratories, Inc.........................      15,300         182,166
 Northland Cranberries, Inc. Class A...................      16,400          96,863
 Northrim Bank.........................................       1,695          16,765
 Northwest Bancorp, Inc................................      43,100         350,861
 Northwest Natural Gas Co..............................      21,650         543,280
 *Northwest Pipe Co....................................       6,200          77,500
 *Northwest Teleproductions, Inc.......................         200              88
 Northwestern Corp.....................................      18,400         388,700
 *Novadigm, Inc........................................      16,500         284,625
 *Novametrix Medical Systems, Inc......................       6,100          24,400
 *Novavax, Inc.........................................      11,900          58,013
 *Noven Pharmaceuticals, Inc...........................      19,300         249,694
 *Novitron International, Inc..........................       1,430           4,357
 *Novoste Corp.........................................       6,200          93,581
 *Nstor Technology.....................................      19,400          36,375
 *Nu Horizons Electronics Corp.........................       8,295          75,173
 *NuCo2, Inc...........................................       5,100          48,769
 *Nuevo Energy Co......................................      16,200         250,088
 *#Number Nine Visual Technology Corp..................       8,400           8,006
 *Numerex Corp. Class A................................       8,300          55,247
 *Nutraceutical International Corp.....................         400           1,794
 *Nutramax Products, Inc...............................       3,300           3,713
 *#Nutrition for Life International, Inc...............       2,700           7,214
 Nymagic, Inc..........................................       7,600         109,250
 *O'Charleys, Inc......................................      20,750         274,938
 *O'Sullivan Industries Holdings, Inc..................      12,800         219,200
 *O.I. Corp............................................       2,600          11,050
 *OAO Technology Solutions, Inc........................      10,000          39,063
 *ODS Networks, Inc....................................      16,700         136,731
 OEA, Inc..............................................      18,500         100,594
 *OMNI Energy Services Corp............................       5,600           8,925
 *ORBIT/FR, Inc........................................       2,700           7,931
 *OSI Pharmaceutical, Inc..............................      18,300          94,073
 *OSI Systems, Inc.....................................       4,700          20,709
 *OTR Express, Inc.....................................         200             400
 Oak Hill Financial, Inc...............................       1,000          17,438
 *Oak Industries, Inc..................................      15,800       1,189,938
 *Oak Technology, Inc..................................      37,700         242,694
 *Oakley, Inc..........................................      63,600         381,600
 Oakwood Homes Corp....................................      61,000         183,000
 *Object Design, Inc...................................      30,300         209,259
 *Objective Systems Integrators, Inc...................      32,300         128,695
 *Oceaneering International, Inc.......................      25,200         327,600
 OceanFirst Financial Corp.............................      12,400         229,788
 *Ocular Sciences, Inc.................................      22,900         423,650
 *Ocwen Financial Corp.................................      41,400         269,100
 *Odetics, Inc. Class A................................         300           3,722
 *Odwalla, Inc.........................................       3,500          18,047
 *Officemax, Inc.......................................      12,000          73,500
 *Offshore Logistics, Inc..............................      19,700         194,538
 *Ogden Corp...........................................      15,400         200,200
 Oglebay Norton Co.....................................       4,400          97,213
 Oil-Dri Corp. of America..............................       4,000          59,250
 *Old Dominion Freight Lines, Inc......................       7,200          91,350

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Old Guard Group, Inc..................................       3,400    $     43,988
 Olin Corp.............................................      30,500         547,094
 Olsten Corp...........................................      55,800         564,975
 *Olympic Steel, Inc...................................      10,000          50,313
 Omega Financial Corp..................................       7,150         217,628
 *Omega Protein Corp...................................      23,500          61,688
 *Omega Research, Inc..................................      21,300         122,475
 *Omega Worldwide, Inc.................................      10,000          37,813
 *Omni Nutraceuticals, Inc.............................      21,600          41,175
 *Omnipoint Corp.......................................      17,900       1,448,781
 *Omtool, Ltd..........................................      17,000          50,469
 *On Assignment, Inc...................................       9,700         272,509
 *On Command Corp......................................      22,100         330,119
 *#On Technology Corp..................................       7,100          63,567
 *On-Point Technology Systems, Inc.....................       7,900          17,652
 *One Price Clothing Stores, Inc.......................       9,400          24,969
 Oneida, Ltd...........................................      15,050         336,744
 *Onhealth Network Company.............................       3,800          33,131
 *Ontrack Data International, Inc......................       7,900          84,678
 *Onyx Acceptance Corp.................................       4,900          36,138
 *Onyx Pharmacueticals, Inc............................      10,300          88,194
 *Open Market, Inc.....................................      39,200       1,444,275
 *Openroute Networks, Inc..............................      12,300         108,778
 *Opinion Research Corp................................       1,700          11,688
 *Opta Food Ingredients, Inc...........................      10,000          30,938
 *Opti, Inc............................................       8,600          30,100
 *#Optical Cable Corp..................................      24,000         449,250
 Optical Coating Laboratory, Inc.......................       6,000       1,180,313
 *Optika Imaging Systems, Inc..........................       5,900          30,975
 *Option Care, Inc.....................................       8,400          28,088
 *Orbit International Corp.............................       1,266           1,563
 *Orbital Sciences Corp................................       1,500          20,813
 Oregon Steel Mills, Inc...............................      30,200         245,375
 Oregon Trail Financial Corp...........................       4,200          46,856
 *#Organogenesis, Inc..................................      26,576         247,489
 *#Oriole Homes Corp. Class A Convertible..............         800           1,900
 *Oriole Homes Corp. Class B...........................       2,000           2,500
 *Orleans Homebuilders, Inc............................       2,000           2,938
 *Oroamerica, Inc......................................       5,700          39,722
 *Orphan Medical, Inc..................................       4,585          28,083
 *Ortel Corp...........................................      11,100         706,238
 *OrthAlliance, Inc....................................       2,100          18,113
 *Orthodontic Centers of America, Inc..................      43,050         524,672
 *Orthologic Corp......................................      23,800          58,756
 Oshkosh B'Gosh, Inc. Class A..........................      16,200         329,063
 Oshkosh Truck Corp. Class B...........................       9,600         265,200
 *Oshman's Sporting Goods, Inc.........................       4,100           6,919
 *Osicom Technologies, Inc.............................       9,600         189,900
 *Osmonics, Inc........................................      13,100         117,900
 *Osteotech, Inc.......................................      10,200         143,119
 *Ostex International, Inc.............................      10,000          23,438
 Ottawa Financial Corp.................................       4,977          98,762
 Otter Tail Power Co...................................      10,200         407,681
 *Outlook Group Corp...................................       1,800           8,213
 *Outsource International, Inc.........................       6,900           6,361
 *Overland Data........................................       7,100          47,703
 Overseas Shipholding Group, Inc.......................      40,200         587,925
 Owens & Minor, Inc....................................      32,700         306,563
 Owosso Corp...........................................         300           1,106
 Oxford Industries, Inc................................       7,800         166,238
 *#Oxigene, Inc........................................      13,400         216,913
                                                               SHARES        VALUE+
                                                               ------        ------

 *P&F Industries, Inc. Class A.........................       1,300    $      9,242
 *#P-Com, Inc..........................................      86,800         490,963
 *PAM Transportation Services, Inc.....................       6,600          68,269
 *PBOC Holdings, Inc...................................       4,500          37,406
 *PC Connection, Inc...................................       2,100          57,816
 *PC Service Source, Inc...............................       4,900          12,556
 *PCD, Inc.............................................       2,100          17,194
 *PDS Financial Corp...................................       1,100           1,891
 PFF Bancorp, Inc......................................       2,500          55,000
 *PJ America, Inc......................................       4,000          64,000
 *PLM International, Inc...............................       5,100          29,006
 *PMCC Financial Corp..................................       2,600          13,325
 *PMR Corp.............................................       6,700          14,866
 *PPT Vision, Inc......................................       4,200          12,731
 *PRI Automation, Inc..................................      17,800         842,719
 *PS Group Holdings, Inc...............................       3,000          31,500
 *PSC, Inc.............................................       8,900          64,525
 *PSS World Medical, Inc...............................      79,000         792,469
 *PSW Technologies, Inc................................       8,000          94,500
 PXRE Group, Ltd.......................................      12,120         149,985
 Pacific Bank, N.A.....................................       2,100          58,013
 Pacific Crest Capital, Inc............................       1,060          15,503
 *#Pacific Gateway Exchange, Inc.......................      15,300         278,747
 *Pacific Sunwear of California, Inc...................      18,350         566,556
 *Packaged Ice, Inc....................................      15,000          52,969
 *Pagasus Systems, Inc.................................      11,700         597,431
 *Pagemart Wireless, Inc. Class A......................      27,500         236,328
 *Paging Network, Inc..................................     131,300          96,423
 *Pairgain Technologies, Inc...........................         900          13,753
 *#Palatin Technologies, Inc...........................          62             225
 *Palm Harbor Homes, Inc...............................      19,169         349,834
 *Pameco Corp..........................................       4,100          17,681
 Pamrapo Bancorp, Inc..................................       2,300          51,175
 *Panavision, Inc......................................       3,600          16,875
 *Pancho's Mexican Buffet, Inc.........................       1,666           4,660
 *Panera Bread CO......................................       7,200          57,150
 *Panja, Inc...........................................       8,000         131,500
 *Par Technology Corp..................................       7,500          37,969
 *Parallel Petroleum Corp..............................      12,800          26,000
 *Paravant, Inc........................................       7,500          19,922
 *Parexel International Corp...........................      18,800         225,013
 Paris Corp............................................         200             394
 Park Electrochemical Corp.............................      10,300         338,613
 *Parker Drilling Co...................................      56,700         223,256
 *#Parkervision, Inc...................................       9,100         213,850
 *Park-Ohio Holdings Corp..............................       8,934         105,533
 Parkvale Financial Corp...............................       3,050          54,900
 *Parlex Corp..........................................       3,900          73,613
 *Parlux Fragrances, Inc...............................       8,100          29,869
 *Pathogenesis Corp....................................      13,000         252,688
 *Patient Infosy.......................................       5,200           9,425
 Patina Oil & Gas Corp.................................      16,834         119,942
 Patrick Industries, Inc...............................       4,700          56,694
 Patriot Bank Corp.....................................       3,700          30,178
 *Patterson Energy, Inc................................      37,780         478,153
 *Paul Harris Stores, Inc..............................       9,700          31,373
 Paula Financial, Inc..................................       6,200          38,169
 *Paul-Son Gaming Corp.................................       2,000          13,000
 *Paxar Corp...........................................      44,015         374,128
 *Paxson Communications Corp...........................      47,200         539,850
 *Payless Cashways, Inc................................         159             258
 *Peapod, Inc..........................................      18,300         159,553

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Pediatric Services of America, Inc...................       4,800    $      5,025
 *#Pediatrix Medical Group, Inc........................      12,500          96,875
 Peerless Manufacturing Co.............................         200           2,288
 *Peerless Systems Corp................................       8,300          71,458
 *Pegasystems, Inc.....................................      25,800         192,291
 Penford Corp..........................................       6,600          99,000
 Penn Engineering & Manufacturing Corp. Class A........         600          13,275
 Penn Engineering & Manufacturing Corp. Non-voting.....       7,500         182,813
 *Penn National Gaming, Inc............................      12,600          97,059
 *#Penn Traffic Company................................          93             709
 *Penn Treaty American Corp............................       7,000         111,125
 Penn Virginia Corp....................................       8,200         147,088
 *Pennaco Energy, Inc..................................      12,100         112,681
 Penn-America Group, Inc...............................       8,450          67,600
 Pennfed Financial Services, Inc.......................       6,800         106,888
 *Pentacon, Inc........................................       8,800          24,750
 Penton Media, Inc.....................................      27,700         529,763
 *Penwest Pharmaceuticals Company......................       7,700         103,709
 Peoples Bancorp, Inc..................................         300           4,734
 Peoples Bancshares, Inc. Massachusetts................       2,500          49,297
 Pep Boys - Manny, Moe & Jack..........................       5,600          54,250
 *Perceptron, Inc......................................       8,550          37,540
 *Performance Food Group Co............................      10,800         271,688
 *Performance Technologies, Inc........................       8,700         177,263
 *Perfumania, Inc......................................       5,200          18,688
 *Pericom Semiconductor Corp...........................       7,000         162,969
 *Perini Corp..........................................       4,900          19,294
 *Perrigo Co...........................................      85,200         716,213
 *Perry Ellis International, Inc.......................       4,700          53,463
 *Per-Se Technologies, Inc.............................      25,200         189,394
 *Personnel Group of America, Inc......................      32,500         253,906
 *Pervasive Software, Inc..............................      12,000         163,875
 *Petco Animal Supplies, Inc...........................      18,956         263,015
 *Petrocorp, Inc.......................................       6,900          42,694
 *Petroglyph Energy, Inc...............................       4,400          10,450
 *Petroleum Development Corp...........................      13,600          58,013
 *PetSmart, Inc........................................      18,400          79,925
 *Pharmaceutical Products Development Service Co.......      22,070         272,427
 *Pharmaceutical Resources, Inc........................      24,200         145,200
 *Pharmacopeia, Inc....................................      17,000         292,188
 *Pharmacyclics........................................      11,100         382,950
 *Pharmanetics, Inc....................................       6,100          37,934
 *#PharmaPrint, Inc....................................       2,800           4,463
 *Pharmchem Laboratories, Inc..........................       4,400          14,025
 *Phar-Mor, Inc........................................      14,200          36,609
 *#Pharmos Corp........................................       6,200           9,009
 *Philadelphia Consolidated Holding Corp...............       9,800         143,938
 *Phillips (R.H.), Inc.................................       4,600          12,866
 Phillips-Van Heusen Corp..............................      24,600         209,100
 *Phoenix Gold International, Inc......................       1,000           2,844
 *Phoenix International Life Sciences, Inc.............         775           4,335
 *Phoenix International, Ltd...........................       6,000          24,375
 Phoenix Investment Partners, Ltd......................      42,400         331,250
 *Phoenix Technologies, Ltd............................      24,087         344,745
 *Phonetel Technologies, Inc...........................      13,200             446
 *Photo Control Corp...................................       1,000           2,375
                                                               SHARES        VALUE+
                                                               ------        ------

 *Photon Dynamics, Inc.................................       6,500    $    248,219
 *Photronics, Inc......................................      22,000         528,688
 *Phycor, Inc..........................................      63,200          92,825
 Piccadilly Cafeterias, Inc............................       9,500          48,094
 *Pico Holdings, Inc...................................       9,561         145,506
 *Picturetel Corp......................................      39,700         196,639
 Pier 1 Imports, Inc. DE...............................      43,000         298,313
 *Pierce Leahy Corp....................................      13,200         422,400
 *Piercing Pagoda, Inc.................................       7,300          95,356
 Pilgrim Pride Corp....................................      25,800         199,950
 Pilgrim's Pride Corp..................................      12,900          75,788
 #Pillowtex Corp.......................................      13,717          54,868
 *Pilot Network Services, Inc..........................       9,300         157,809
 *Pinnacle Global Group, Inc...........................       1,400           7,525
 *Pinnacle Systems, Inc................................      18,200         599,463
 *Pioneer Group, Inc...................................      22,900         339,206
 Pioneer Standard Electronics, Inc.....................      23,700         318,469
 Pitt-Des Moines, Inc..................................       8,200         198,338
 Pittston Co. Burlington Group.........................      26,700         253,650
 Pittston Co. Minerals Group...........................      10,700          12,038
 Pizza Inn, Inc........................................         300           1,083
 *Plains Resources, Inc................................      13,700         150,700
 *Planar Systems, Inc..................................       8,600          55,900
 *Plasma-Therm, Inc....................................       9,800          81,156
 *Platinum Entertainment, Inc..........................       1,700           7,358
 *Play By Play Toys and Novelties, Inc.................       5,900          17,423
 *Playboy Enterprises, Inc. Class A....................       3,800          65,313
 *Playboy Enterprises, Inc. Class B....................      15,036         312,937
 *Playcore, Inc........................................       6,336          56,232
 *Players International, Inc...........................      27,550         214,373
 *Plexus Corp..........................................      13,660         538,289
 Pocahontas Bancorp, Inc...............................       4,400          28,050
 Pogo Producing Co.....................................      32,117         578,106
 *Point West Capital Corp..............................       2,300          12,866
 *Polycom, Inc.........................................      17,900       1,146,159
 *Polymedica Industries, Inc...........................       7,100         125,581
 *Polymer Group, Inc...................................      37,500         705,469
 *Pomeroy Computer Resource, Inc.......................      10,375         130,012
 Pope & Talbot, Inc....................................      13,400         159,963
 *Porta Systems Corp...................................       6,680           6,263
 *#Possis Medical, Inc.................................      11,200          94,150
 *Powell Industries, Inc...............................       5,300          40,578
 *Powercerv Corp.......................................      10,600          27,494
 *Power-One, Inc.......................................      14,200         332,813
 *Praegitzer Industries, Inc...........................       9,500          52,102
 *Prandium, Inc........................................      21,564           3,720
 *Precision Response, Corp.............................      19,200         421,200
 *Precision Standard, Inc..............................         950           9,263
 Premier Bancshares, Inc...............................      23,600         390,875
 *#Premier Laser Systems, Inc. Class A.................       9,900          17,789
 Premier National Bancorp..............................       6,138         108,182
 *Premier Research Worldwide, Ltd......................       1,100          11,653
 *Premiere Technologies, Inc...........................      41,300         314,913
 *Premisys Communications, Inc.........................      22,800         226,219
 *Premiumwear, Inc.....................................       1,400           7,350
 *Pre-Paid Legal Services, Inc.........................      16,450         392,744
 Presidential Life Corp................................      26,400         466,950
 *Presstek, Inc........................................      28,900         319,706
 *#Preview Travel, Inc.................................      12,400         575,825
 *Price Communications Corp............................      29,770         746,111
 *Pricesmart, Inc......................................       3,500         136,281
 *Pride International, Inc.............................      45,400         652,625

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Prima Energy Corp....................................       3,500    $     88,375
 *Primark Corp.........................................      23,200         616,250
 Prime Bancshares, Inc.................................       2,300          62,172
 *Prime Hospitality Corp...............................      44,600         387,463
 *Prime Medical Services, Inc..........................      13,000         123,094
 Primesource Corp......................................       2,581          15,647
 *Primix Solutions, Inc................................      11,200          97,825
 *Primus Telecommunications Group, Inc.................      20,229         601,181
 *Princeton Video Image, Inc...........................       1,300           8,938
 *Printrak International, Inc..........................      10,100          78,591
 *Printronix, Inc......................................       5,925         102,577
 *Printware, Inc.......................................       3,900           8,592
 *Priority Healthcare Corp.............................      11,638         287,313
 *ProBusiness Services, Inc............................      14,700         422,166
 *#Procept, Inc........................................         347             672
 *Procom Technology, Inc...............................       8,400         265,125
 *Procurenet, Inc......................................      19,700               0
 Professional Bancorp, Inc.............................       1,200          11,400
 *Professional Detailing, Inc..........................      10,800         287,550
 *Professionals Group, Inc.............................       1,430          36,286
 *Progenics Pharmaceuticals, Inc.......................       8,500         243,844
 *Programmers Paradise, Inc............................       3,400          22,738
 Progress Financial Corp...............................       3,850          50,291
 *Progress Software Corp...............................      15,450         616,552
 *Project Software & Development, Inc..................       8,800         784,850
 *ProMedCo Management Company..........................      16,800          34,913
 *Prophet 21, Inc......................................       1,500          11,578
 *Protection One, Inc..................................      89,500         156,625
 *Protein Design Labs, Inc.............................      16,700         669,044
 *Protocol Systems, Inc................................       5,800          45,856
 *Provant, Inc.........................................      19,500         427,781
 Providence & Worcester Railroad Co....................         800           7,600
 Providence Energy Corp................................       5,300         200,075
 *Provident American Corp..............................       8,500         256,328
 Provident Bankshares Corp.............................      19,548         387,906
 *Provident Financial Holdings, Inc....................       3,300          61,256
 *Province Healthcare Co...............................       7,400         152,394
 *Proxim, Inc..........................................       8,700         488,288
 *Proxymed, Inc........................................      14,300         158,641
 #Psychemedics Corp....................................      20,000          90,000
 *Public Service Co. of New Mexico.....................         600           9,975
 Public Service Co. of North Carolina..................      18,200         584,675
 Pulaski Financial Corp................................       3,100          33,809
 Pulaski Furniture Corp................................       1,300          21,531
 *Puma Technology, Inc.................................      10,200         510,956
 *Pure World, Inc......................................       7,480          21,271
 *Pyramid Breweries, Inc...............................       5,700           8,461
 *QEP Co., Inc.........................................       1,300          10,075
 *QMS, Inc.............................................       2,821           8,463
 *QRS Corp.............................................       9,000         525,375
 *Qad, Inc.............................................      24,700         118,097
 *Quad Systems Corp....................................       3,600           4,950
 *QuadraMed Corp.......................................       8,306          56,585
 Quaker Chemical Corp..................................       7,900         123,438
 *Quaker City Bancorp, Inc.............................       2,187          36,906
 *Quaker Fabric Corp...................................      14,050          47,199
 *Quality Dining, Inc..................................      10,100          23,672
 Quality Systems, Inc..................................       4,200          28,350
 Quanex Corp...........................................      11,300         239,419
 *Quantum Corp-Hard Disk Drive.........................       1,570          10,794
 Queens County Bancorp.................................      18,000         522,563
                                                               SHARES        VALUE+
                                                               ------        ------

 *Quest Educational Corporation........................       8,100    $     69,989
 *Questcor Pharmaceuticals, Inc........................      15,700          18,644
 *Quidel Corp..........................................      21,300         125,138
 *#Quigley Corp........................................      12,000          25,313
 *Quiksilver, Inc......................................      19,850         300,231
 *Quintel Entertainment, Inc...........................      14,900          90,331
 Quipp, Inc............................................       1,400          21,350
 Quixote Corp..........................................       5,900          94,400
 *Quokka Sports, Inc...................................       4,600          43,700
 *Quorum Health Group, Inc.............................      19,600         175,788
 *R & B, Inc...........................................       5,700          35,269
 *R H Donnelley Corp...................................      27,100         504,738
 *RCM Technologies, Inc................................      14,200         182,381
 *RDO Equipment Co. Class A............................       5,500          36,094
 *RF Monolithics, Inc..................................       4,600          26,809
 RLI Corp..............................................       9,425         320,450
 *RMH Teleservices, Inc................................       5,700          40,167
 *RMI.Net, Inc.........................................       8,000          69,000
 RPC, Inc..............................................      19,100         131,313
 *RSA Security, Inc....................................       5,800         216,775
 *RTI International Metals, Inc........................      20,100         133,163
 *RTW, Inc.............................................      10,800          56,363
 *RWD Technologies, Inc................................      13,400         112,225
 *Racing Champions Corp................................      14,400          71,550
 *Radiance Medical Systems, Inc........................       8,988          48,872
 *Radiant Systems, Inc.................................      12,800         317,200
 *Radiologix, Inc......................................      16,000          76,000
 *RadiSys Corp.........................................       3,262         146,099
 *Rag Shops, Inc.......................................       2,415           5,056
 *Ragen Mackenzie Group, Inc...........................      10,500         213,281
 *Railamerica, Inc.....................................       8,800          71,225
 *Railtex, Inc.........................................       8,400         141,750
 *RailWorks Corp.......................................       1,400          14,175
 *Rainbow Rentals, Inc.................................       3,000          26,438
 *Rainbow Technologies, Inc............................       9,000         152,719
 *Rainforest Cafe, Inc.................................      23,000         107,813
 *Ralcorp Holdings, Inc................................      29,300         573,181
 *Ramsay Youth Services, Inc...........................       6,400           8,800
 *#Ramtron International Corp..........................       5,760          27,540
 #Range Resources Corp.................................      29,000          96,063
 *Rare Hospitality International, Inc..................      15,881         333,997
 *Rare Medium Corp.....................................      30,400         847,400
 Raven Industries, Inc.................................       2,600          37,781
 *Rawlings Sporting Goods, Inc.........................       7,000          53,813
 *Rayovac Corp.........................................       5,900         142,706
 *Raytech Corp. DE.....................................       2,400           9,150
 *Raytel Med Corp......................................      10,200          30,281
 *Reading Entertainment, Inc...........................       4,800          28,200
 *Read-Rite Corp.......................................      50,500         276,961
 *Recoton Corp.........................................      14,966         122,066
 *Redhook Ale Brewery, Inc.............................       6,900          16,711
 Redwood Empire Bancorp................................       2,300          54,194
 *Reebok International, Ltd............................      46,300         416,700
 *Reeds Jewelers, Inc..................................         440           1,416
 Regal Beloit Corp.....................................      18,800         413,600
 *Regeneron Pharmaceuticals, Inc.......................      23,300         179,119
 Regis Corp............................................      12,025         247,264
 *Rehabcare Group, Inc.................................       5,750         115,719
 *Rehabilicare, Inc....................................       7,500          30,938
 *Reliability, Inc.....................................       4,800          14,100
 Reliance Bancorp, Inc.................................       7,700         302,947
 Reliance Group Holdings, Inc..........................      46,000         184,000

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Reliance Steel and Aluminum Co........................      22,500    $    548,438
 Reliv International, Inc..............................       7,750           6,902
 *Relm Wireless Corp...................................       4,100          16,913
 *Remec, Inc...........................................      22,000         281,875
 *Remedy Corp..........................................      26,300         918,856
 *RemedyTemp, Inc......................................       2,600          40,544
 *Remington Oil & Gas Corp.............................      14,460          72,752
 *Renaissance Worldwide, Inc...........................      58,000         279,125
 *Renex Corp...........................................       8,300          50,578
 *Rent-A-Center, Inc...................................      20,000         365,625
 *Rentrak Corp.........................................       9,300          50,278
 *Rent-Way, Inc........................................      20,181         307,760
 *#Repligen Corp.......................................      22,400         100,100
 *Reptron Electronics, Inc.............................       4,600          31,625
 Republic Bancorp, Inc.................................      33,604         462,055
 *Republic Bankshares, Inc.............................       7,500         105,703
 *Republic First Bancorp, Inc..........................       5,434          34,981
 Republic Group, Inc...................................       9,370         148,749
 Republic Security Financial Corp......................      43,782         352,308
 *#Res-Care, Inc.......................................      29,850         355,402
 *Research Partners International, Inc.................       6,700          32,558
 *ResMed, Inc..........................................       8,900         356,556
 *ResortQuest International, Inc.......................      12,300          76,106
 Resource America, Inc.................................      19,700         165,603
 Resource Bancshares Mortgage Group, Inc...............      28,408         143,816
 *Respironics, Inc.....................................      29,248         233,070
 *Restoration Hardware, Inc............................       8,000          65,250
 *#Revlon, Inc.........................................      10,000         102,500
 *Rex Stores Corp......................................       6,600         246,263
 *Rexhall Industries, Inc..............................       1,215          10,328
 *Ribozyme Pharmaceuticals.............................       7,300          57,031
 Richardson Electronics, Ltd...........................      11,000          73,219
 Richmond County Financial Corp........................      17,320         297,146
 *Riddell Sports, Inc..................................       7,255          21,765
 Riggs National Corp...................................      25,400         361,156
 *Right Management Consultants, Inc....................       5,300          58,134
 *Right Start, Inc.....................................       2,600          43,225
 *Rightchoice Managed Care, Inc. Class A...............       2,400          27,000
 *Rimage Corp..........................................       4,000          64,250
 *Riverside Group, Inc.................................       1,000           1,141
 Riverview Bancorp, Inc................................       4,900          54,666
 Rivianna Foods, Inc...................................      12,500         238,281
 *Riviera Holdings Corporation.........................       2,500          12,813
 *Roadhouse Grill, Inc.................................       8,700          34,528
 Roadway Express, Inc..................................      16,400         326,463
 Roanoke Electric Steel Corp...........................       9,900         161,184
 Robbins & Myers, Inc..................................       8,800         176,000
 *Roberds, Inc.........................................       2,900           2,991
 *Roberts Pharmaceutical Corp..........................      18,500         597,781
 *Robertson-Ceco Corp..................................      14,518         116,144
 *Robinson Nugent, Inc.................................       2,400          22,950
 *Robocom Systems, Inc.................................         800           1,125
 *Robotic Vision Systems, Inc..........................      20,300         121,166
 *Rochester Medical Corp...............................       4,900          36,444
 *Rock Financial Corp..................................       1,500          42,938
 *Rock of Ages Co......................................       4,700          28,053
 Rock-Tenn Co. Class A.................................      20,100         311,550
 *Rocky Mountain Chocolate Factory.....................       1,900           9,203
 *Rocky Shoes & Boots, Inc.............................       3,500          26,359
 *Rofin-Sinar Technologies, Inc........................      11,100          78,394
                                                               SHARES        VALUE+
                                                               ------        ------

 *Rogers Corp..........................................      10,000    $    403,125
 *Rogue Wave Software, Inc.............................      13,300         105,153
 *Rohn Industries, Inc.................................      47,600         168,088
 Rollins Truck Leasing Corp............................      50,300         591,025
 Rollins, Inc..........................................      29,400         470,400
 *Romac International, Inc.............................      60,300         676,491
 *Ross Systems, Inc....................................      18,600          46,209
 *Rottlund, Inc........................................       2,300           6,181
 Rouge Industries, Inc. Class A........................      12,100          91,506
 Rowe Furniture Corp...................................      13,420         124,974
 *Royal Appliance Manufacturing Co.....................      19,500         113,344
 Royal Bancshares of Pennsylvania Class A..............       2,754          42,171
 *Royal Energy, Inc....................................       2,300           6,109
 *Royal Gold, Inc......................................       7,600          33,250
 *Royal Precision, Inc.................................         550           1,478
 Ruby Tuesday, Inc.....................................      29,500         593,688
 *Rural Cellular Corp. Class A.........................       7,300         581,719
 *Rural/Metro Corp.....................................      13,500          78,047
 *Rush Enterprises, Inc................................       4,700          71,969
 Russ Berrie & Co., Inc................................      20,100         512,550
 Russell Corp..........................................      13,700         178,956
 *Ryans Family Steak Houses, Inc.......................      35,600         350,438
 Ryerson Tull, Inc.....................................      16,300         333,131
 Ryland Group, Inc.....................................      12,600         286,650
 *S&K Famous Brands, Inc...............................       6,500          48,953
 S&T Bancorp, Inc......................................      20,100         473,606
 *S1 Corporation.......................................       5,858         283,564
 *S3, Inc..............................................      63,676         537,266
 *SAGA Systems, Inc....................................      21,000         447,563
 *SBE, Inc.............................................       1,900          12,172
 *SBS Technologies, Inc................................       4,500         150,891
 *SCB Computer Technology, Inc.........................      18,100          53,734
 *SCC Communications Corp..............................       7,200          46,125
 *SCP Pool Corp........................................       9,300         219,422
 #SCPIE Holdings, Inc..................................      10,200         355,088
 *SED International Holdings, Inc......................       9,450          19,343
 *SEEC, Inc............................................       4,600          18,831
 SEMCO Energy, Inc.....................................      14,502         202,122
 *SEMX Corp............................................       5,200          33,150
 *SGV Bancorp, Inc.....................................       1,400          32,025
 SI Handling, Inc......................................       2,525          22,883
 *SICOR, Inc...........................................      96,400         457,900
 SJNB Financial Corp...................................       1,300          43,713
 SJW Corp..............................................       1,600         192,800
 SL Industries, Inc....................................       9,200         110,400
 *SLI, Inc.............................................      26,700         345,431
 *SM&A Corp............................................       9,200          58,363
 *SMC Corp.............................................       5,600          22,750
 *SOFTWORKS, Inc.......................................      10,300          69,525
 *SOS Staffing Services, Inc...........................      11,400          54,150
 *SPAR Group, Inc......................................         500           2,000
 *SPR, Inc.............................................       7,100          32,838
 *SPS Technologies, Inc................................      10,100         330,775
 *SPSS, Inc............................................      11,700         268,003
 *SRS Labs, Inc........................................       9,600          58,650
 *SSE Telecom, Inc.....................................       3,500          21,656
 *STAR Telecommunications, Inc.........................      40,400         319,413
 *STM Wireless, Inc. Class A...........................       5,900          28,947
 *SVI Holdings, Inc....................................      28,700         394,625
 *Safeguard Health Enterprises, Inc....................       4,400           2,819
 *Safeskin Corp........................................      34,100         414,528

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Safety 1st, Inc......................................       5,900    $     41,853
 *Safety Components International, Inc.................       4,100          11,275
 *Saga Communications, Inc. Class A....................       9,010         224,124
 *Salient 3 Communications, Inc.
   Class A.............................................       2,400          18,300
 *#Salton/Maxim Housewares, Inc........................      17,700         436,969
 *Sames Corp...........................................       1,500          22,500
 *#Samsonite Corp......................................       9,118          53,996
 *San Filippo (John B.) & Son, Inc.....................       5,000          17,969
 *#Sanchez Computer Associates, Inc....................      18,600         728,888
 Sanderson Farms, Inc..................................      13,000         121,063
 *Sands Regent Casino Hotel............................       2,000           3,375
 *Sangstat Medical Corp................................      12,800         301,600
 *Santa Cruz Operation, Inc............................      30,700         459,541
 *Satcon Technology Corp...............................       8,100          61,889
 *Saucony, Inc. Class A................................       2,200          27,500
 *Saucony, Inc. Class B................................       2,800          35,613
 Sauer, Inc............................................      12,300         159,131
 *Savoir Technology Group, Inc.........................       9,900          52,903
 *Sawtek, Inc..........................................      13,400         611,375
 *Scan-Optics, Inc.....................................       5,900           7,836
 *#ScanSoft, Inc.......................................       6,800          42,288
 *ScanSource, Inc......................................       4,400         170,775
 Schawk, Inc. Class A..................................      25,200         214,200
 *Scheid Vineyards, Inc................................       2,300           9,344
 *Schein (Henry), Inc..................................      20,900         268,434
 *Schein Pharmaceutical, Inc...........................      10,900          97,419
 *#Schick Technologies, Inc............................       9,000           7,729
 *Schieb (Earl), Inc...................................       2,200           8,250
 *Schlotzskys, Inc.....................................       6,200          42,819
 *Schmitt Industries, Inc..............................       9,500          24,938
 Schnitzer Steel Industries, Inc.
   Class A.............................................       4,400          82,088
 *Scholastic Corp......................................       2,500         136,875
 *Schuff Steel Company.................................       6,000          23,250
 *Schuler Homes, Inc...................................      20,100         130,022
 Schulman (A.), Inc....................................      28,500         451,547
 Schultz Sav-O Stores, Inc.............................       2,550          33,469
 Schweitzer-Maudoit International, Inc.................      13,500         178,875
 *#Sciclone Pharmaceuticals, Inc.......................      13,700          41,314
 *Scientific Games Holdings Corp.......................      12,200         217,313
 Scientific Technologies, Inc..........................       6,700          38,734
 *Scios-Nova, Inc......................................      34,487         132,559
 *Scott Technologies, Inc..............................      14,900         310,106
 *Scotts Co. Class A...................................      13,100         526,456
 *Scott's Liquid Gold, Inc.............................       7,100           5,103
 *Seachange International, Inc.........................      11,000         279,813
 Seacoast Banking Corp. Class A........................       1,500          45,281
 Seacoast Financial Services Corp......................       5,746          60,872
 *Seacor Smit, Inc.....................................       6,700         347,563
 *Seattle Filmworks, Inc...............................      14,700          47,545
 Seaway Food Town, Inc.................................       1,800          40,838
 *Secom General Corp...................................         140             438
 Second Bancorp, Inc...................................       5,400         129,769
 *#Secure Computing Corp...............................      20,800         165,425
 *Segue Software, Inc..................................      23,400         595,969
 *Seibels Bruce Group, Inc.............................       5,400          11,559
 *Seitel, Inc..........................................      20,400         137,700
 Selas Corp. of America................................       3,900          24,131
 *Select Comfort Corp..................................      20,000         109,375
 Selective Insurance Group, Inc........................      26,200         459,319
 *#Selfcare, Inc.......................................      12,000          48,000
                                                               SHARES        VALUE+
                                                               ------        ------

 *Semitool, Inc........................................      11,600    $    132,313
 *Semtech Corp.........................................      16,200         790,256
 *Seneca Foods Corp. Class A...........................         200           2,375
 *Seneca Foods Corp. Class B...........................       1,100          13,063
 *Sensormatic Electronics Corp.........................       9,000         143,438
 *Sensory Science Corp.................................      12,100          23,444
 *Sequa Corp. Class A..................................       3,600         200,250
 *Sequa Corp. Class B..................................       1,700         107,100
 *SeraCare, Inc........................................       6,100          19,444
 *Serologicals Corp....................................      11,550          81,933
 *Service Experts, Inc.................................      19,500         121,875
 *Servotronics, Inc....................................         900           4,725
 Sevenson Environmental Services, Inc..................       2,080          18,850
 *Sharper Image Corp...................................       7,600         153,900
 *Shaw Group, Inc......................................       9,400         196,225
 *Sheffield Medical Technologies, Inc..................      24,050          69,144
 *Sheldahl, Inc........................................       8,500          34,797
 *Shells Seafood Restaurants, Inc......................       3,900          11,334
 *Shiloh Industries, Inc...............................       8,800          76,450
 *Shoe Carnival, Inc...................................      12,400         126,325
 *Shoe Pavilion, Inc...................................       1,400           3,106
 *Sholodge, Inc........................................       3,600          20,588
 *Shoney's, Inc........................................      45,000          61,875
 *Shop At Home, Inc....................................      27,400         346,781
 Shoreline Financial Corp..............................       3,307          66,243
 *Shorewood Packaging Corp.............................      22,350         365,981
 *Showpower, Inc.......................................       1,700           9,138
 *Shuffle Master, Inc..................................       6,300          51,778
 *Sierra Health Services, Inc..........................      22,427         210,253
 Sifco Industries, Inc.................................       4,700          32,313
 *Sight Resource Corp..................................       7,100          15,309
 *Sigma Designs, Inc...................................      13,000          88,359
 *Sigmatron International, Inc.........................       1,400          11,725
 *Signal Apparel Co., Inc. Class A.....................       6,200           3,100
 *Signal Technology Corp...............................       6,100          27,450
 *Signature Eyewear, Inc...............................       3,600          11,363
 *Silgan Holdings, Inc.................................      15,000         226,406
 *Silicon Storage Technology, Inc......................      20,900         551,891
 *Silicon Valley Bancshares............................      18,500         681,031
 *Silicon Valley Group, Inc............................      29,600         424,575
 *Siliconix, Inc.......................................       4,000         308,750
 *Silverleaf Resorts, Inc..............................      13,800         100,913
 *Simione Central Holdings, Inc........................       6,600           8,044
 Simmons First National Corp. Class A..................       4,550         123,988
 *Simon Transportation Services, Inc...................       4,800          27,300
 Simpson Industries, Inc...............................      17,350         182,717
 *#Simula, Inc.........................................      13,900          79,056
 *Sipex Corp...........................................      14,200         196,581
 *#Sirius Satellite Radio, Inc.........................      10,000         269,063
 *Sitel Corp...........................................      69,800         414,438
 *Sizzler International, Inc...........................      17,500          43,750
 Sky Financial Group, Inc..............................       6,335         147,091
 Skyline Corp..........................................       6,600         163,763
 *#SkyMall, Inc........................................       6,800          70,550
 Skywest, Inc..........................................      21,800         535,463
 Smart & Final Food, Inc...............................      18,500         127,188
 *Smart Modular Technologies, Inc......................      15,000         630,000
 Smith (A.O.) Corp.....................................      12,750         280,500
 Smith (A.O.) Corp. Convertible
   Class A.............................................       3,750          80,625
 *Smith Micro Software, Inc............................       2,000           2,844

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Smithway Motor Express Corp.
   Class A.............................................       4,000    $     17,625
 Smucker (J.M.) Co. Class A............................      11,500         231,438
 Smucker (J.M.) Co. Class B............................      13,000         214,500
 *Softech, Inc.........................................       3,500           4,375
 *Softnet Systems, Inc.................................      10,536         324,311
 *#Software Spectrum, Inc..............................       2,600          28,438
 *Sola International, Inc..............................      27,100         386,175
 Somerset Group, Inc...................................         312           5,831
 *#Somnus Medical Technologies, Inc....................       3,900           7,617
 *Sonic Automotive, Inc................................      19,100         171,900
 *Sonic Corp...........................................      14,850         401,414
 *#Sonic Foundry, Inc..................................       1,900          24,938
 *Sonic Solutions......................................       7,500          21,563
 *Sonosight, Inc.......................................       3,633         109,217
 *Sonus Pharmaceuticals, Inc...........................       7,800          18,281
 *Sound Advice, Inc....................................       3,022          29,653
 *#Source Media, Inc...................................      10,700         183,906
 South Jersey Industries, Inc..........................      11,148         326,776
 *Southern Energy Homes, Inc...........................      11,925          27,204
 *#Southern Pacific Funding Corp.......................      19,600             441
 *Southern Union Co....................................      41,558         799,992
 *Southwall Technologies, Inc..........................       5,400          23,541
 Southwest Bancorp, Inc................................       1,500          33,234
 *Southwest Bancorporation of Texas, Inc...............      17,700         332,981
 Southwest Gas Corp....................................      17,000         398,438
 Southwest Securities Group, Inc.......................      11,282         320,127
 Southwest Water Co....................................       4,095          68,335
 Southwestern Energy Co................................      21,900         162,881
 Sovereign Bancorp, Inc................................         960           8,505
 *Spacehab, Inc........................................       8,900          44,222
 *Spacelabs Medical, Inc...............................       8,500         118,469
 Span-American Medical System, Inc.....................       2,400           8,138
 Spartan Motors, Inc...................................      14,000          58,625
 Spartech Corp.........................................      23,200         732,250
 *Sparton Corp.........................................       7,200          34,200
 *Spatial Technology, Inc..............................       7,450          30,731
 *Special Metals Corp..................................       7,800          26,569
 *Specialty Care Network, Inc..........................       8,700          25,828
 *Specialty Equipment Co., Inc.........................      14,600         323,025
 *SpectraLink Corp.....................................      18,500         194,828
 *Spectranetics Corp...................................      18,302          84,361
 *Spectra-Physics Laser, Inc...........................       2,900          41,053
 *Spectrian Corp.......................................       8,700         236,259
 *Spectrum Control, Inc................................      10,600         114,281
 *SpectRx, Inc.........................................       6,400          74,400
 *SpeedFam-IPEC, Inc...................................      26,447         312,405
 *Speizman Industries, Inc.............................       2,300          11,788
 *Spire Corp...........................................       3,200          19,300
 *Splash Technology Holdings, Inc......................       9,800          69,672
 *Sport Chalet, Inc....................................       2,700          15,567
 *Sport Supply Group, Inc..............................       5,800          36,975
 *Sport-Haley, Inc.....................................       3,500          13,781
 *Sports Authority, Inc................................      37,800          80,325
 *Sports Club Co., Inc.................................      17,700          74,119
 *SportsLine USA, Inc..................................       1,400          66,981
 *Sportsman's Guide, Inc...............................       4,000          12,875
 Springs Industries, Inc. Class A......................       5,300         212,000
 *Spyglass, Inc........................................      13,500         384,328
 St. Francis Capital Corp..............................       8,100         162,253
 St. Joseph Light & Power Co...........................      49,600       1,038,500
                                                               SHARES        VALUE+
                                                               ------        ------

 St. Mary Land & Exploration Co........................      10,100    $    213,678
 *Staar Surgical Co....................................      12,100         120,244
 *Stac Software, Inc...................................       5,375          33,090
 *Staff Leasing, Inc...................................      27,400         229,475
 *Staffmark, Inc.......................................      26,700         212,348
 *Stage II Apparel Corp................................       1,700           2,125
 *Stage Stores, Inc....................................      18,700          59,606
 *Standard Automotive Corp.............................       2,900          26,100
 Standard Commercial Corp..............................      10,329          40,025
 *Standard Management Corp.............................       6,300          37,997
 *Standard Microsystems Corp...........................      12,300         150,291
 Standard Motor Products, Inc.
   Class A.............................................      10,400         190,450
 Standard Pacific Corp. DE.............................      37,000         407,000
 *Standard Register Co.................................      14,900         313,831
 Standex International Corp............................      10,500         221,813
 *Stanford Telecommunications, Inc.....................      10,400         354,575
 *Stanley Furniture, Inc...............................       6,600         134,475
 *Star Buffet, Inc.....................................       2,800          11,725
 *Star Multi Care Services, Inc........................       4,085           3,000
 *Starcraft Corp.......................................       2,500          17,578
 *Starmet Corp.........................................      13,000          70,688
 Starrett (L.S.) Co. Class A...........................       3,500          83,344
 *Startec Global Communications Corp...................       6,600         132,619
 *Starter Corp.........................................      24,300           2,187
 State Auto Financial Corp.............................      37,700         364,041
 State Financial Services Corp.
   Class A.............................................       5,972          94,432
 *Statewide Financial Corp.............................         800          19,000
 *Station Casinos, Inc.................................      28,300         679,200
 *Steel Dynamics, Inc..................................      34,300         474,841
 Steel Technologies, Inc...............................       9,000         100,969
 *Stein Mart, Inc......................................      41,100         248,527
 *Steinway Musical Instruments, Inc....................      11,200         224,000
 Stepan Co.............................................       7,900         187,131
 Stephan Co............................................       2,700          10,800
 *Stericycle, Inc......................................      11,400         198,788
 Sterling Bancorp......................................       6,500         121,875
 Sterling Bancshares...................................      18,337         234,370
 *Sterling Financial Corp. WA..........................       5,820          73,841
 *#Sterling Vision, Inc................................      13,200          26,606
 Stewart & Stevenson Services, Inc.....................      25,000         298,438
 Stewart Enterprises, Inc..............................      35,400         180,872
 Stewart Information Services Corp.....................      10,200         137,700
 Stifel Financial Corp.................................       5,651          58,629
 Stone & Webster, Inc..................................       9,800         160,475
 *Stoneridge, Inc......................................      12,200         164,700
 *Storage Computer Corp................................       8,900          11,125
 *Stormedia, Inc. Class A..............................       8,200               8
 *#Stratasys, Inc......................................       4,400          26,125
 *Strategic Diagnostics, Inc...........................       9,700          75,781
 *Strategic Distribution, Inc..........................      40,292          64,215
 *Strattec Security Corp...............................       6,500         227,500
 *Stratus Properties, Inc..............................      11,100          45,441
 *Strawbridge and Clothier Liquidating Trust...........       4,200             683
 #Strayer Ed, Inc......................................      12,400         255,363
 Stride Rite Corp......................................      56,800         362,100
 *Strouds, Inc.........................................       7,200          15,863
 *Structural Dynamics Research Corp....................      32,600         347,394
 Sturm Ruger & Co., Inc................................      24,200         217,800
 *#Styleclick.com, Inc.................................       6,700          96,731

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Suburban Lodges of America, Inc......................      14,300    $     82,672
 *Success Bancshares, Inc..............................       1,200          14,100
 *Successories, Inc....................................       8,000          21,500
 Suffolk Bancorp.......................................       4,300         119,325
 *Summa Industries, Inc................................       2,700          33,244
 Summit Bancshares, Inc................................       2,000          39,000
 *Summit Design, Inc...................................      19,700          60,331
 *Summit Technology, Inc...............................      19,208         368,554
 *Sun Bancorp, Inc.....................................       5,500          62,734
 Sun Hydraulics, Inc...................................       4,400          29,700
 *Sunair Electronics, Inc..............................       3,000           7,500
 *#Sunbeam Corp........................................      65,400         322,913
 *Sunburst Hospi.......................................      13,400          69,513
 *Sundance Homes, Inc..................................       3,000             675
 *Sunglass Hut International, Inc......................      45,300         553,509
 *Sunquest Information Systems, Inc....................      11,800         160,775
 *#Sunrise Assisted Living, Inc........................      16,999         223,643
 *Sunrise Medical, Inc.................................      21,700         130,200
 *Sunrise Resources, Inc...............................       5,500          28,102
 *#Sunrise Technologies International, Inc.............      42,000         437,063
 *Sunterra Corp........................................      34,200         367,650
 *Superconductor Technologies, Inc.....................       5,400          16,031
 *#Supergen, Inc.......................................      19,000         634,125
 *Superior Consultant Holdings Corp....................       8,200         119,413
 *Superior Energy Services, Inc........................      42,100         274,966
 Superior Industries International, Inc................         500          13,406
 *Superior National Insurance Group, Inc...............      11,800          35,769
 Superior Surgical Manufacturing Co., Inc..............       9,900          96,525
 Superior Telecom, Inc.................................      16,125         263,039
 *Supertex, Inc........................................      26,500         409,922
 *Suprema Specialties, Inc.............................       4,600          40,394
 *Supreme Industries, Inc..............................       8,219          61,646
 *SurModics, Inc.......................................       1,200          25,538
 Susquehanna Bancshares, Inc...........................      29,493         509,676
 *Swift Energy Corp....................................      14,780         164,428
 *Swisher International, Inc...........................         700             613
 *Swiss Army Brands, Inc...............................       6,300          51,581
 *Sybase, Inc..........................................      76,700       1,239,184
 *Sybron Chemicals, Inc................................       1,100          14,988
 *Sylvan, Inc..........................................       5,700          53,081
 *Symix Systems, Inc...................................       4,800          60,450
 *Symmetricom, Inc.....................................      14,300         106,356
 *Symons International Group, Inc......................       8,300          11,283
 *Symphonix Devices, Inc...............................       5,200          16,169
 *Syms Corp............................................      12,900          78,206
 Synalloy Corp. DE.....................................       5,300          38,094
 *Synaptic Pharmaceutical Corp.........................       9,600          43,800
 *Synbiotics Corp......................................       8,100          18,352
 *Sync Research, Inc...................................       3,080           9,433
 *Syncor International Corp. DE........................       9,000         252,000
 *#Syntel, Inc.........................................      46,500         579,797
 *Syntellect, Inc......................................      12,000          26,625
 *Synthetech, Inc......................................      11,100          40,238
 *Synthetic Industries, Inc............................       8,500         277,047
 *Syntroleum Corp......................................      10,350         102,045
 *Sypris Solutions, Inc................................       2,250          22,430
 *System Software Associates, Inc......................      10,700          23,406
 *Systemax, Inc........................................      32,900         318,719
                                                               SHARES        VALUE+
                                                               ------        ------

 *Systems & Computer Technology Corp...................      30,600    $    437,006
 *T&W Financial Corp...................................       3,300          10,467
 *#T-HQ, Inc...........................................       4,200         225,225
 *T-Netix, Inc.........................................       8,000          31,500
 *TALK.com, Inc........................................      44,600         751,231
 *TALX Corp............................................       1,300          17,469
 TB Woods Corp.........................................       4,700          44,944
 *TBA Entertainment Corp...............................       9,000          37,688
 *TBC Corp.............................................      21,250         125,508
 TCBY Enterprises, Inc.................................      24,800          99,200
 *TCC Industries, Inc..................................       1,100              61
 *TCI International, Inc...............................       1,200           5,100
 *TCSI Corp............................................      22,500          42,188
 *TEAM America Corp....................................       2,800          17,850
 *TESSCO Technologies, Inc.............................       3,700          73,306
 TF Financial Corp.....................................       2,600          35,831
 *TFC Enterprises, Inc.................................       6,600          28,256
 *TII Industries, Inc..................................       5,360           6,784
 TJ International, Inc.................................      13,600         566,525
 *TMBR/Sharp Drilling, Inc.............................       4,300          30,906
 TNP Enterprises, Inc..................................      13,200         538,725
 *TRC Companies, Inc...................................       5,600          44,100
 *#TREEV, Inc..........................................       9,000          28,688
 *TRM Copy Centers Corp................................       4,800          27,300
 *TRO Learning, Inc....................................       4,800          30,450
 *TSI International, Inc...............................      22,700         988,869
 TSI, Inc. MN..........................................       8,600          99,706
 *TSR, Inc.............................................       4,800          36,675
 *TST/Impreso, Inc.....................................       3,600          12,375
 Tab Products Co. DE...................................       4,100          31,263
 *Taco Cabana, Inc.....................................      13,800         119,456
 *Tag-It Pacific, Inc..................................       4,500          21,375
 *Taitron Components, Inc..............................       2,200           4,400
 *Take Two Interactive Software........................      17,800         228,619
 *Tandy Brand Accessories, Inc.........................       3,700          48,216
 *Tandy Crafts, Inc....................................      11,500          38,094
 *Targeted Genetics Corp...............................      37,700         100,141
 *Tarrant Apparel Group................................      14,300         160,875
 Tasty Baking Co.......................................       5,375          51,398
 *Team, Inc............................................       6,100          13,725
 Tech/Ops Sevcon, Inc..................................       1,700          17,425
 *Techdyne, Inc........................................       4,200           9,713
 *Techne Corp..........................................      16,600         805,619
 *Technical Communications Corp........................         400           1,425
 *Technisource, Inc....................................       7,600          31,825
 Technitrol, Inc.......................................      14,600         625,975
 Technology Research Corp..............................       4,100           4,420
 *Technology Solutions Corp............................      36,750       1,008,328
 *Tech-Sym Corp........................................       4,900          92,488
 *Tegal Corp...........................................      10,500          33,961
 Tejon Ranch Co........................................      12,000         288,750
 *Tekelec..............................................      41,500         739,219
 *Telcom Semiconductor, Inc............................      13,200         142,725
 *Telescan, Inc........................................       4,900         132,147
 *Telescape International, Inc.........................       5,100          48,131
 *Teletech Holdings, Inc...............................      49,500       1,027,125
 *Teltrend, Inc........................................       5,200         108,875
 *Telular Corp.........................................       7,000          36,969
 Telxon Corp...........................................      12,900         203,578
 *Template Software, Inc...............................       3,400          32,300
 *Temtex Industries, Inc...............................       2,000           3,344

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tennant Co............................................       4,000    $    142,500
 *#Tera Computer Co....................................      16,700          62,103
 *Terex Corp...........................................       9,700         271,600
 Terra Industries, Inc.................................      95,400         196,763
 *Tesoro Petroleum Corp................................      42,200         506,400
 *Tesseract Group, Inc.................................       7,600          14,250
 *Tetra Tech, Inc......................................      30,081         343,111
 *Tetra Technologies, Inc..............................      13,200         102,300
 *Texas Biotechnology Corp.............................      28,600         121,550
 Texas Industries, Inc.................................      17,000         616,250
 Texas Regional Banchshares, Inc. Class A..............      11,500         318,766
 *Thackeray Corp.......................................       3,600          13,500
 *Theragenics Corp.....................................      26,500         253,406
 *Thermatrix, Inc......................................       5,400          10,884
 *Thermedics, Inc......................................      34,400         195,650
 *Thermo Bioanalysis Corp..............................      14,700         259,088
 *Thermo Cardiosystems, Inc............................      31,400         217,838
 *Thermo Ecotek Corp...................................      21,100         155,613
 *Thermo Fibergen, Inc.................................       6,800          77,350
 *#Thermo Fibertek, Inc................................      52,900         373,606
 *Thermo Optek Corp....................................      42,700         429,669
 *Thermo Sentron, Inc..................................       7,900         117,019
 *Thermo Terratech, Inc................................      12,000          81,000
 *Thermo Vision Corp...................................       4,000          27,500
 *#Thermolase Corp.....................................      32,700          67,444
 *ThermoQuest Corp.....................................      40,800         420,750
 Thermoretec Corp......................................       8,100          53,663
 *Thermospectra Corp...................................      12,300         196,031
 *Thermotrex Corp......................................      14,900         121,063
 *Thermwood Corp.......................................         200           1,075
 *Thistle Group Holdings Co............................       1,200           9,038
 *Thomas Group, Inc....................................       5,300          43,063
 Thomas Industries, Inc................................      12,850         207,206
 *Thomaston Mills, Inc.................................       1,900           2,434
 Thor Industries, Inc..................................       9,750         272,391
 *Thoratec Laboratories Corp...........................      16,300         129,381
 *#Thorn Apple Valley, Inc.............................       4,600             506
 *Three-Five Systems, Inc..............................       7,100         301,750
 *Tier Technologies, Inc. Class B......................       4,500          32,484
 Timberland Bancorp, Inc...............................       4,100          48,303
 *Timberland Co. Class A...............................       4,400         211,200
 Timberline Software Corp..............................      23,200         315,375
 *Tipperary Corp.......................................      10,500          14,438
 *Titan Corp...........................................      33,590         909,029
 *Titan Exploration, Inc...............................      12,000          42,750
 Titan International, Inc..............................      20,100         133,163
 *Titan Pharmaceuticals, Inc...........................      13,800         198,375
 Titanium Metals Corp..................................      26,100         141,919
 *Today's Man, Inc.....................................       4,300           3,225
 *Todd Shipyards Corp..................................       7,900          69,125
 Todd-AO Corp. Class A.................................       4,920          87,330
 *Toddhunter International, Inc........................       3,900          35,831
 *Tofutti Brands, Inc..................................       1,700           3,400
 *Tokheim Corp.........................................      14,000          44,625
 *Toll Brothers, Inc...................................      16,000         286,000
 *Tollgrade Communications, Inc........................       6,300         178,369
 Tompkins County Trustco, Inc..........................         330           9,900
 *Topps, Inc...........................................      41,800         476,781
 *Toreador Royalty Corp................................       2,500          11,250
 Toro Co...............................................      11,600         376,275
 *Total Entertainment Restaurant Corp..................       9,400          16,009
                                                               SHARES        VALUE+
                                                               ------        ------

 *Total Renal Care Holdings, Inc.......................      26,200    $    186,675
 *Total-Telephone USA Communications, Inc..............       3,000          42,375
 *Tower Air, Inc.......................................      13,300          19,742
 *#Toymax International, Inc...........................       7,400          55,038
 *Track Data Corp......................................      22,800         141,075
 *Track 'n Trail, Inc..................................       4,900           5,666
 *Tractor Supply Co....................................       8,000         136,000
 *Trailer Bridge, Inc..................................       5,000           9,063
 *Trammell Crow Co.....................................      21,000         257,250
 *#Trans World Airlines, Inc...........................      51,500         167,375
 *Trans World Entertainment Corp.......................      49,800         547,800
 *Transact Technologies, Inc...........................       5,007          36,927
 *Transaction Network Services, Inc....................      10,600         486,275
 *Transcoastal Marine Services, Inc....................       8,900          28,786
 *#Transcrypt International, Inc.......................       7,800          23,156
 *Transfinancial Holdings, Inc.........................       3,300          17,531
 *Transition Analysis Component Technology.............         299           3,233
 *Transkaryotic Therapies, Inc.........................       8,800         403,975
 *Transmation, Inc.....................................       6,700          13,609
 *Transmedia Network, Inc..............................      10,000          25,000
 *Transmontaigne Oil Co................................      27,400         184,950
 *Transport Industries, Inc............................       1,000           5,625
 *Transportation Components, Inc.......................      21,000          57,750
 *Transportation Technologies Industries, Inc..........       8,800         117,975
 Transpro, Inc.........................................       5,300          35,113
 Transtechnology Corp..................................       4,900          42,875
 *#Transtexas Gas Corp.................................      48,400           9,680
 *Transwitch Corp......................................       9,200         435,850
 *Transworld Healthcare, Inc...........................      16,800          36,750
 *Travel Services International, Inc...................      11,000         110,344
 *#Travis Boats & Motors, Inc..........................       2,600          24,619
 *Trega Biosciences, Inc...............................      10,100          13,414
 Tremont Corp. DE......................................       5,100          81,281
 *Trend-Lines, Inc. Class A............................       3,300           4,847
 *Trendwest Resorts, Inc...............................      11,100         230,325
 Trenwick Group, Inc...................................      14,127         286,955
 *Trex Medical Corp....................................      30,700          84,425
 *Triad Guaranty, Inc..................................      10,600         240,819
 *Triad Hospitals, Inc.................................       1,000          12,344
 Triangle Bancorp, Inc.................................      26,600         541,975
 *Triangle Pharmaceuticals, Inc........................      26,000         511,063
 *Triarc Companies, Inc. Class A.......................      22,200         431,513
 Trico Bancshares......................................       4,950         102,558
 *Trico Marine Services, Inc...........................      21,300         159,084
 *Trident Microsystems, Inc............................      10,800         113,063
 *Tridex Corp..........................................       4,200           7,481
 Trigen Energy Corp....................................      10,500         171,281
 *Trimark Holdings, Inc................................       1,700           5,259
 *Trimble Navigation, Ltd..............................      18,200         306,556
 *Trimedyne, Inc.......................................       5,400          12,403
 *Trimeris, Inc........................................      10,500         223,453
 *TriPath Imaging, Inc.................................      22,352         146,685
 *Triple S Plastics, Inc...............................       2,600          30,225
 *Tripos, Inc..........................................       2,600          25,878
 *Triquint Semiconductor, Inc..........................       4,100         349,781
 *Tristar Aerospace Co.................................      12,100         114,194
 *#Tristar Corp........................................       1,000           4,969
 *Triumph Group........................................       7,900         192,069

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Tropical Sportswear International Corp...............       6,900    $    124,631
 *Trump Hotels & Casino Resorts, Inc...................      22,200          86,025
 Trust Co. of New Jersey...............................      15,500         341,000
 Trustco Bank Corp. NY.................................      42,852         622,693
 *Tuboscope Vetco International, Inc...................      45,400         646,950
 *TurboChef Technologies, Inc..........................      10,600          70,888
 Tuscarora, Inc........................................       8,500         103,063
 Twin Disc, Inc........................................       1,400          19,513
 *Twinlab Corp.........................................      29,400         286,650
 *Tyler Technologies, Inc..............................      43,800         180,675
 U.S. Bancorp, Inc.....................................      11,200         140,700
 *#U.S. Diagnostic, Inc................................      18,000          15,469
 *U.S. Franchise Systems, Inc..........................      10,000          49,063
 *U.S. Home & Garden, Inc..............................      23,700          55,917
 *U.S. Office Products, Co.............................      33,900         125,006
 *#U.S. Plastic Lumber Corp............................       5,200          57,038
 *U.S. Vision, Inc.....................................       3,000           7,594
 *UCBH Holdings, Inc...................................       3,900          84,459
 *UFP Technologies, Inc................................       2,300           6,684
 UGI Corp..............................................      24,400         477,325
 *URS Corp.............................................      16,500         321,750
 *US Can Corp..........................................      11,500         205,563
 *US LEC Corp..........................................       9,300         247,322
 *US Liquids, Inc......................................      14,300         113,506
 *US Oncology, Inc.....................................      60,038         286,119
 *US Xpress Enterprises, Inc. Class A..................      10,114          73,010
 *USA Detergents, Inc..................................      18,100          77,491
 *USA Floral Products, Inc.............................      16,400          46,638
 *USA Truck, Inc.......................................       6,500          56,266
 *USData Corp..........................................       8,950          86,703
 *UTI Energy Corp......................................      14,500         293,625
 *Ubics, Inc...........................................       4,700          12,191
 *#uBid, Inc...........................................       6,414         252,952
 *Ugly Duckling Corp...................................      14,900         110,819
 *Ultimate Electronics, Inc............................       6,900         161,503
 *Ultimate Software Group, Inc.........................       3,600          39,263
 *Ultradata Systems, Inc...............................       2,000           3,313
 *Ultrak, Inc..........................................      11,600          54,375
 *Ultralife Batteries, Inc.............................      10,900          66,081
 *Ultratech Stepper, Inc...............................      18,700         353,547
 Umpqua Holdings Corp..................................       1,800          16,144
 *#Unapix Entertainment, Inc...........................       6,100          11,438
 *Unicapital Corp......................................      36,900          83,025
 Unico American Corp...................................       5,000          34,375
 *UniComp, Inc.........................................       6,400          24,000
 *Unifab International, Inc............................       5,800          34,981
 *Unifi, Inc...........................................       6,500          86,125
 Unifirst Corp.........................................       8,000         121,500
 *Unify Corp...........................................       6,800         337,238
 *Unimark Group, Inc...................................      10,100          12,941
 *Uni-Marts, Inc.......................................       6,500           5,688
 *Union Acceptance Corp. Class A.......................       3,500          25,703
 *Union Community Bancorp..............................       1,000          10,938
 *Unique Mobility, Inc.................................      12,700          43,656
 *Uniroyal Technology Corp.............................      11,600         193,575
 *Unisource Energy Corp................................      28,980         326,025
 *Unit Corp............................................      27,400         157,550
 *United American Healthcare Corp.,....................       5,300           5,631
 *United Auto Group, Inc...............................       3,600          32,400
 United Community Financial Corp.......................      11,200         120,400
 United Financial Corp. MN.............................         400           8,025
                                                               SHARES        VALUE+
                                                               ------        ------

 United Fire Casualty Co...............................       5,400    $    116,775
 United Guardian, Inc..................................       1,900           7,363
 United Illuminating Co................................       1,900          98,325
 United Industrial Corp................................      10,700          92,956
 United National Bancorp...............................      12,836         281,590
 *United Natural Foods, Inc............................      18,300         154,406
 *United Payors & United Providors, Inc................      16,400         263,425
 *United Retail Group, Inc.............................      10,500          96,961
 *United Road Services, Inc............................       7,200          13,613
 *United States Energy Corp............................       5,600          21,700
 *United States Home Corp..............................      10,600         272,950
 United Water Resources, Inc...........................       9,500         318,250
 United Wisconsin Services, Inc........................      13,600          73,100
 *Unitel Video, Inc....................................         700             263
 Unitil Corp...........................................       3,400          95,625
 Unity Bancorp, Inc....................................       2,600          19,663
 *Universal American Financial Corp....................       7,000          29,750
 *Universal Electronics, Inc...........................       6,700         253,344
 Universal Forest Products, Inc........................      15,900         245,953
 *#Universal International, Inc........................       7,500          19,453
 *Universal Stainless & Alloy Products, Inc............       4,700          17,698
 *Uno Restaurant Corp..................................       8,700          95,700
 *Unova, Inc...........................................       2,000          26,250
 *Urban Outfitters, Inc................................      16,200         327,544
 *Urocor, Inc..........................................      10,400          35,263
 *Urogen Corp. (Restricted)............................       2,100             798
 *Urologix, Inc........................................      12,600          64,181
 *Uromed Corp. New.....................................       4,720           5,015
 *Uroquest Medical Corp................................       8,000          14,250
 *Ursus Telecom Corp...................................       3,700          66,831
 *Utah Medical, Inc....................................       6,300          42,919
 *Utilx Corp...........................................       5,600          24,500
 *#V-ONE Corp..........................................      19,400         261,294
 *V.I. Technologies, Inc...............................       8,300          50,059
 *VDI Media............................................       8,800         116,050
 *VISTA Information Solutions, Inc.....................      13,600          40,375
 VRB Bancorp...........................................       4,600          29,469
 *VTEL Corp............................................      21,800          78,344
 *Valence Technology, Inc..............................      23,000         209,516
 *#Valentis, Inc.......................................      25,866         116,397
 *Vallen Corp..........................................       8,200         203,206
 *Valley National Gases, Inc...........................       3,800          12,825
 Valley Resources, Inc.................................       4,000          82,000
 Valmont Industries, Inc...............................      23,200         408,900
 *Value City Department Stores, Inc....................      28,900         482,269
 Value Line, Inc.......................................       4,000         141,250
 *Vans, Inc............................................      12,000         144,000
 *Vantive Corp.........................................      25,500         398,438
 *Varco International, Inc.............................      45,000         480,938
 *#Vari L Co., Inc.....................................       6,500         130,203
 *Varian Medical Systems, Inc..........................      24,350         636,144
 *Variflex, Inc........................................       5,100          31,875
 *Veeco Instruments, Inc...............................       9,600         396,000
 *Venator Group, Inc...................................      24,800         170,500
 *#Ventana Medical Systems, Inc........................      15,500         334,703
 Venturian Corp........................................         330           1,856
 *Veramark Technologies, Inc...........................       5,900          70,616
 *Verdant Brands, Inc..................................       2,117           5,954
 *Verilink Corp........................................      11,300          37,255
 *Veritas DGC, Inc.....................................      21,000         305,813

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Verity, Inc..........................................       4,600    $    475,956
 *#Versant Object Technology Corp......................       6,500          43,266
 *Versar, Inc..........................................       2,000           4,625
 *Vertel Corp..........................................      32,300          60,563
 *Vertex Communications Corp...........................       5,100         108,375
 *Vertex Pharmaceuticals, Inc..........................      22,800         604,913
 Vesta Insurance Group, Inc............................      16,300          64,181
 *Vestcom Int'l, Inc...................................       9,600          33,600
 *Veterinary Centers of America, Inc...................      21,900         245,691
 *Viasat, Inc..........................................       5,400         139,894
 *Viasoft, Inc.........................................      16,100          99,367
 *Viatel, Inc..........................................       7,800         325,650
 *Vical, Inc...........................................      13,000         281,938
 *Vicon Industries, Inc................................       3,600          21,150
 *Vicor Corp...........................................       7,300         236,338
 *Vicorp Restaurants, Inc..............................       7,300         128,206
 *Vidamed, Inc.........................................      10,800          22,613
 *Video Display Corp...................................       2,300           9,200
 *Video Services Corp..................................       2,000           6,000
 *Videonics, Inc.......................................       3,600           3,656
 *View Technology, Inc.................................       3,900          11,944
 *Viisage Technology, Inc..............................       6,500          21,531
 Vintage Petroleum, Inc................................      31,500         336,656
 *Virbac Corp..........................................       1,600           3,300
 Virco Manufacturing Corp..............................       8,621         117,461
 Virginia Gas Co.......................................       3,900          11,822
 *Virtualfund.Com, Inc.................................      13,020          26,854
 *#Vision Sciences, Inc................................       5,100           5,578
 *Vision Twenty-One, Inc...............................       8,600          36,550
 *VisionAmerica, Inc...................................       7,200          21,150
 *Vista Eyecare, Inc...................................      18,400          21,850
 *Vista Medical Technologies, Inc......................      30,000          12,656
 Vital Signs, Inc......................................      11,100         259,463
 *Vitalcom, Inc........................................       6,000           6,469
 *#Vitech America, Inc.................................      13,190         100,368
 *Vivid Technologies, Inc..............................       8,500          50,336
 *#Vivus, Inc..........................................      29,900          66,808
 *Vlasic Foods International, Inc......................      36,400         282,100
 *Vodavi Technology, Inc...............................       2,600           7,638
 *Volt Information Sciences, Inc.......................      17,400         388,238
 Vulcan International Corp.............................         700          21,700
 *Vysis, Inc...........................................      13,000          41,641
 WD-40 Co..............................................      12,400         288,688
 WFS Financial, Inc....................................      23,100         514,697
 *#WHX Corp............................................      16,700         148,213
 *WLR Foods, Inc.......................................      14,598          83,026
 *WMF Group, Ltd.......................................       4,700          23,353
 *WMS Industries, Inc..................................      32,300         367,413
 *WPI Group, Inc.......................................       5,300          14,409
 Wabash National Corp..................................      19,400         284,938
 Wackenhut Corp. Class A...............................       2,700          38,306
 Wackenhut Corp. Class B
   Non-Voting..........................................       9,950         100,744
 *Wackenhut Corrections Corp...........................      17,800         214,713
 *Walker Interactive Systems, Inc......................      16,000          93,500
 *Wall Street Deli, Inc................................       1,500           2,063
 Walter Industries, Inc................................      40,500         430,313
 *Warrantech Corp......................................      12,100          12,100
 Warren Bancorp, Inc...................................       6,300          51,384
 *Warwick Community Bancorp, Inc.......................       3,600          37,350
 Washington Banking Co.................................       1,000           9,563
 *Washington Homes, Inc................................       6,500          34,531
                                                               SHARES        VALUE+
                                                               ------        ------

 Washington Savings Bank FSB Waldorf, MD...............       1,600    $      5,400
 *Washington Trust Bancorp, Inc........................       2,800          49,350
 *Waste Connections, Inc...............................      14,900         196,959
 *Waste Industries, Inc................................      10,200         131,644
 *Waterlink, Inc.......................................      10,100          31,563
 Waters Instruments, Inc...............................         200           1,106
 Watkins-Johnson Co....................................       5,300         205,706
 Watsco, Inc. Class A..................................      42,800         465,450
 Watsco, Inc. Class B..................................       1,350          14,808
 Watts Industries, Inc. Class A........................      19,100         266,206
 Wausau-Mosinee Paper Corp.............................      16,000         212,000
 *Wave Technologies International, Inc.................       2,500           7,813
 *#Wavo Corp...........................................      22,600          90,047
 *Webb (Del) Corp......................................      15,800         361,425
 *Webco Industries, Inc................................       3,800          12,350
 *Webhire, Inc.........................................       8,000          69,000
 *Weider Nutrition International, Inc..................       6,300          21,263
 *Weirton Steel Corp...................................      34,300         109,331
 Wellman, Inc..........................................      38,500         613,594
 *Wells-Gardner Electronics Corp.......................       3,150           9,844
 Werner Enterprises, Inc...............................      40,362         605,430
 Wesbanco, Inc.........................................      16,750         384,203
 *Wesley Jessen Vision Care, Inc.......................      14,700         423,084
 West Coast Bancorp....................................      12,454         184,086
 *West Marine, Inc.....................................      14,300         121,997
 West Pharmaceutical Services, Inc.....................      13,600         475,150
 *West Teleservices Corp...............................      15,300         262,013
 *Westaff, Inc.........................................      14,400         100,575
 *Westbank Corp........................................       2,600          24,863
 Westcorp, Inc.........................................      22,996         337,754
 *Westell Technologies, Inc............................      16,500         149,789
 Westerfed Financial Corp..............................       3,900          64,350
 *Western Beef, Inc....................................       3,800          33,131
 *#Western Digital Corp................................     118,000         464,625
 Western Gas Resources, Inc............................      28,900         326,931
 Western Ohio Financial Corp...........................         900          16,059
 *Western Power & Equipment Corp.......................       2,600           5,688
 *Western Water Co.....................................      10,900          14,647
 Westinghouse Air Brake Co.............................      39,702         719,599
 *Weston (Roy F.), Inc. Class A........................       5,400          11,981
 *Westwood Homestead Financial Corp....................       1,000          10,906
 *Wet Seal, Inc. Class A...............................       9,500         129,141
 *White Cap Industries, Inc............................       9,600         137,700
 *White Electronics Designs Corp.......................      11,700          41,681
 *White Pine Software, Inc.............................      12,400         199,950
 *Whitehall Jewellers, Inc.............................       7,500         236,719
 *Whitman Education Group, Inc.........................      12,200          26,688
 *Wickes Lumber Co.....................................       6,600          33,516
 *#Wild Oats Markets, Inc..............................      10,700         382,525
 *Williams Clayton Energy, Inc.........................       7,100         105,169
 *Williams Controls, Inc...............................      14,700          30,319
 *Williams Industries, Inc.............................         700           2,953
 *Willis Lease Finance Corp............................       7,400          48,563
 *Wilmar Industries, Inc...............................      16,900         231,319
 *Wilshire Financial Sevices Group, Inc................         137             163
 *Wilshire Oil Co. of Texas............................       7,107          27,540
 *Wilsons The Leather Experts, Inc.....................       7,500         137,344
 *Wind River Systems, Inc..............................      23,700         818,391
 *Windmere Corp........................................      17,500         250,469
 Winnebago Industries, Inc.............................      19,300         364,288

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Wireless Telecom Group, Inc..........................      15,600    $     38,025
 Wiser Oil Co..........................................       8,100          22,781
 Wolohan Lumber Co.....................................       4,100          50,097
 *Wolverine Tube, Inc..................................      13,000         197,438
 Wolverine World Wide, Inc.............................      39,400         430,938
 Woodhead Industries, Inc..............................      10,500         139,125
 Woodward Governor Co..................................       8,300         223,841
 *Workflow Management, Inc.............................      11,300         266,256
 *Workgroup Technology Corp............................       5,800           6,344
 *World Acceptance Corp................................      15,400          75,556
 *World Access, Inc....................................      35,372         537,212
 World Fuel Services Corp..............................      11,300          90,400
 *World of Science, Inc................................       2,900           4,622
 *Worldtalk Communications Corp........................       9,500          84,313
 *Worldtex, Inc........................................      13,200          15,675
 *Wyant Corp...........................................         266             557
 Wynns International, Inc..............................      15,450         233,681
 X-Rite, Inc...........................................      23,900         159,084
 *Xceed, Inc...........................................      11,500         302,953
 *Xeta Corp............................................       2,000          63,000
 *Xetel Corp...........................................       9,000          16,734
 *Xicor, Inc...........................................      16,200         154,406
 *Xionics Document Technologies, Inc...................       9,700          71,841
 *Xircom, Inc..........................................       6,600         346,294
 *Xoma, Ltd............................................      44,700         132,703
 *Xtra Corp............................................       6,200         248,000
 Yankee Energy Systems, Inc............................       8,500         362,844
 Yardville National Bancorp............................       5,255          63,060
 *Yellow Corp..........................................      21,900         369,563
 York Financial Corp...................................       6,891          87,430
 York Group, Inc.......................................       8,200          34,978
 *York Research Corp...................................      11,200          41,300
 *Young Broadcasting, Inc. Class A.....................      10,000         401,563
 *Zamba Corporation....................................      24,100         124,266
 Zap.com Corp..........................................         334             751
 *Zapata Corp..........................................      16,700          90,806
 *Zaring National Corp.................................       1,900           8,669
 *Zebra Technologies Corp. Class A.....................       4,680         281,824
 *Zemex Corp...........................................       6,794          55,201
 Zenith National Insurance Corp........................      13,600         282,200
 *Zevex International, Inc.............................       2,000           9,875
 *Zila, Inc............................................       2,557           7,911
 *Zing Technologies, Inc...............................       1,500          12,750
 *#Zitel Corp..........................................      13,800          20,269
 *#ZixIt Corp..........................................      13,800         593,400
 *Zoll Medical Corp....................................       5,200         178,425
                                                               SHARES        VALUE+
                                                               ------        ------

 *#Zoltek Companies, Inc...............................      13,000    $    150,719
 *#Zonagen, Inc........................................       8,100          44,170
 *Zoran Corp...........................................       7,900         315,013
 *Zygo Corp............................................       8,800         169,950
 *Zymetx, Inc..........................................       1,500           3,164
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $560,412,731)..................................                 574,481,207
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Arch Communications Group Inc. Warrants 09/01/03.....      20,420          10,848
 *CSF Holdings, Inc. Litigation Rights 12/30/99........       3,250               0
 *Franklin Covey Co. Rights 11/30/99...................      20,300               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Skyepharma P.L.C. Contingent Payment Rights..........      11,500               0
 *TALK.com, Inc. 02/12/00..............................         600               0
 *Xinetix, Inc. Warrants 03/17/03......................         332               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,669).......................................                      10,848
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   7.500%, 11/15/01, valued at $15,410,675) to be
   repurchased at $15,181,235.
   (Cost $15,179,000)..................................    $ 15,179      15,179,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $575,635,400)++................................                $589,671,055
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $579,077,351.

                See accompanying Notes to Financial Statements.

                       THE U.S. 9-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (98.0%)
 *1-800 CONTACTS, Inc..................................      11,200    $      296,800
 *3-D Systems Corp.....................................      91,200           705,375
 *3DO Co...............................................     156,800         1,506,750
 *3Dfx Interactive, Inc................................      54,947           487,655
 *4Front Software International, Inc...................      66,400         1,419,300
 *800-Jr Cigar, Inc....................................       7,700            64,487
 *#8X8, Inc............................................      77,900           338,378
 *#A Consulting Team, Inc..............................       8,600            34,400
 *A.C. Moore Arts & Crafts, Inc........................      35,000           172,812
 *AAON, Inc............................................      51,790           647,375
 ABC Bancorp...........................................      37,225           490,905
 *ABC Rail Products Corp...............................      68,000           756,500
 *ACSYS, Inc...........................................      10,200            19,125
 *ACT Manufacturing, Inc...............................      15,150           462,548
 *ACT Networks, Inc....................................      80,600           654,875
 *ADE Corp.............................................      84,500         1,513,078
 *AEP Industries, Inc..................................      42,050         1,240,475
 *AG Services America, Inc.............................      30,550           448,703
 *#AMBI, Inc...........................................      11,800            29,131
 *AML Communications, Inc..............................      28,900           127,341
 *APAC Teleservices, Inc...............................      59,300           346,534
 *ARI Network Services, Inc............................      32,775           177,190
 *ARIS Corp............................................       8,400            68,775
 *#ARV Assisted Living, Inc............................     127,000           261,937
 ASB Financial Corp....................................       4,500            48,797
 *#ASV, Inc............................................      25,050           364,791
 *ATS Medical, Inc.....................................     154,900         1,476,391
 *Aavid Thermal Technologies, Inc......................      57,400         1,325,581
 *Abaxis, Inc..........................................      95,000           445,312
 Abington Bancorp, Inc.................................      36,800           472,650
 *Abiomed, Inc.........................................      47,000         1,445,250
 *#Able Telcom Holding Corp............................      60,900           620,419
 Abrams Industries, Inc................................      17,100            69,469
 *Abraxas Petroleum Corp...............................      50,000            51,562
 *Acacia Research Corp.................................      63,200         1,358,800
 *Accelr8 Technology Corp..............................      76,500            94,429
 *Acceptance Insurance Companies, Inc..................      32,200           205,275
 *Access Worldwide Communications, Inc.................      74,000           115,625
 *Ace Cash Express, Inc................................      64,425         1,058,986
 *Ace Comm Corp........................................      67,000           663,719
 Aceto Corp............................................      45,766           517,728
 *Acme Electric Corp...................................      37,884           252,165
 *Acme United Corp.....................................      28,707            30,501
 *Acorn Products, Inc..................................      14,600            30,112
 *Active Apparel Group, Inc............................       5,600            15,750
 *Active Voice Corp....................................      27,800           750,600
 *#Actrade International, Ltd..........................      45,600           807,975
 *Adac Laboratories....................................      14,700           174,103
 Adams Resources & Energy, Inc.........................      74,150           648,812
 *adam.com, Inc........................................      20,900           348,769
 *Adept Technology, Inc................................      79,000           506,094
 *Administaff, Inc.....................................      90,000         1,507,500
 *Advance Lighting Technologies, Inc...................      26,400           146,025
 *#Advanced Aerodynamics & Structures, Inc.............       5,000            10,078
                                                               SHARES          VALUE+
                                                               ------          ------

 *Advanced Communications Group, Inc...................     107,800    $      855,662
 *Advanced Communications Systems, Inc.................      34,100           518,959
 *Advanced Digital Information Corp....................      80,700         3,601,237
 *Advanced Magnetics, Inc..............................      57,550           205,022
 Advanced Marketing Services, Inc......................      58,700         1,197,847
 *Advanced Neuromodulation Systems, Inc................      98,928           738,868
 *Advanced Polymer Systems, Inc........................     162,000           582,187
 *Advanced Technical Products, Inc.....................       4,900            65,231
 *#Advanced Tissue Sciences, Inc.......................     122,800           389,506
 *Advantica Restaurant Group, Inc......................     329,000           570,609
 Advest Group, Inc.....................................      63,400         1,137,237
 *Aehr Test Systems....................................      44,000           218,625
 *Aeroflex, Inc........................................      39,452           325,479
 *Aerosonic Corp. DE...................................      24,300           276,412
 *Aerovox, Inc.........................................      41,800           114,950
 *Aetrium, Inc.........................................      65,700           351,084
 *Aftermarket Technology Corp..........................      42,200           363,975
 *Ag-Chem Equipment Co., Inc...........................      49,700           624,356
 *Agribiotech, Inc.....................................       5,100            16,416
 *Agritope, Inc........................................      16,500            17,273
 *Aht Corp.............................................      86,700           387,441
 *Air Methods Corp.....................................      45,400           163,156
 *Airnet Systems, Inc..................................      35,000           188,125
 *Akorn, Inc...........................................     115,600           531,037
 *Aksys, Ltd...........................................      28,400           138,450
 Alabama National Bancorporation.......................      14,100           319,012
 Alamo Group, Inc......................................      54,600           546,000
 *Alaris Medical, Inc..................................      82,600           165,200
 Alba-Waldensian, Inc..................................      42,000           766,500
 *Alcide Corp..........................................      15,300           187,903
 *Aldila, Inc..........................................      99,700           132,414
 *Alexion Pharmaceuticals, Inc.........................      92,400         1,614,112
 Alico, Inc............................................      55,700           898,162
 *Align-Rite International, Inc........................      31,000           588,031
 *All Amer Semiconductor Inc...........................      11,680            37,777
 *Allcity Insurance Co.................................         200             1,400
 Allen Organ Co. Class B...............................       4,700           178,894
 *Allen Telecom, Inc...................................      65,900           617,812
 Alliance Bancorp......................................      48,200           957,975
 Alliance Bancorp of New England, Inc..................         399             3,741
 *Alliance Gaming Corp.................................      90,568           300,006
 *Alliance Pharmaceuticals Corp........................     233,100         1,041,666
 *Alliance Semiconductor Corp..........................      19,200           277,200
 *Allied Healthcare Products, Inc......................      66,800           194,137
 *Allied Holdings, Inc.................................      66,435           465,045
 Allied Products Corp..................................      99,841           361,924
 *Allied Research Corp.................................      41,040           261,630
 *Allin Communications Corp............................      53,300           266,500
 *Allou Health & Beauty Care, Inc. Class A.............      30,000           219,375
 *Allstars Systems, Inc................................      35,000            49,766
 *Alltrista Corp.......................................      48,574         1,044,341
 *Alpha Microsystems, Inc..............................      69,800           302,103
 *Alpha Technologies Group, Inc........................     107,200           666,650
 *Alphanet Solutions, Inc..............................      49,600           232,500

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Alpine Group, Inc....................................      75,544    $      953,743
 *Alteon, Inc..........................................     125,300           129,216
 *Alternative Resources Corp...........................     157,300           830,741
 *Alterra Healthcare Corp..............................     175,200         1,324,950
 *#Alyn Corp...........................................      95,500           222,336
 Ambanc Holding Co., Inc...............................      49,400           782,681
 *Ambassadors, Inc.....................................      84,900         1,037,372
 Amcast Industrial Corp................................      59,200           828,800
 *Amedisys, Inc........................................      13,700            18,837
 *America Services Group, Inc..........................      29,000           407,812
 American Bancorporation Ohio..........................         800            14,075
 American Bank of Connecticut..........................      24,000           579,000
 American Biltrite, Inc................................      57,850           860,519
 *American Claims Evaluation, Inc......................       3,100             6,394
 *American Classic Voyages Co..........................      32,000           940,000
 *American Coin Merchandising, Inc.....................      36,800            95,450
 *American Dental Technologies, Inc....................       2,000             2,937
 *American Ecology Corp................................      82,700           131,803
 *American Educational Products, Inc...................       2,760            31,999
 *American Healthcorp, Inc.............................      68,700           339,206
 *American Homestar Corp...............................     101,218           415,943
 *American Indemnity Finl Escrow.......................      16,700            16,700
 *American Locker Group, Inc...........................      35,200           275,000
 *American Medical Electronics, Inc. (Escrow-Bonus)....     102,100                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................     102,100                 0
 *American Pacific Corp................................      73,500           539,766
 *American Physicians Services Group, Inc..............      46,800           226,687
 *American Precision Industries, Inc...................     160,375         1,744,078
 *American Retirement Corp.............................       9,000            77,625
 *American Science & Engineering, Inc..................      75,000           637,500
 *American Shared Hospital Services....................      14,800            64,750
 *American Software, Inc. Class A......................     142,800           707,306
 American States Water Company.........................      35,300         1,339,194
 *American Superconductor Corp.........................     102,200         1,941,800
 *American Technical Ceramics Corp.....................      21,000           291,375
 *American Wagering, Inc...............................       6,600            35,475
 American Woodmark Corp................................      47,029           971,443
 Americana Bancorp, Inc................................      20,350           338,955
 *Amerihost Properties, Inc............................      63,600           213,656
 *Ameripath, Inc.......................................     156,600         1,279,716
 *Ameristar Casinos, Inc...............................     132,250           520,734
 Ameron, Inc...........................................      22,200           958,762
 *Amistar Corp.........................................      28,300            32,280
 Ampco-Pittsburgh Corp.................................      82,100         1,010,856
 *Ampex Corp. Class A..................................     164,100           748,706
 Amplicon, Inc.........................................      66,600           703,462
 *Amrep Corp...........................................      63,610           302,147
 *Amresco, Inc.........................................     116,000           233,812
 *Amsurg Corp. Class A.................................       6,331            42,734
 *Amsurg Corp. Class B.................................      40,795           258,793
 *Amtran, Inc..........................................      88,200         1,719,900
 Amwest Insurance Group, Inc...........................      56,688           396,816
 *Amylin Pharmaceuticals, Inc..........................     115,400           977,294
 *Analogy, Inc.........................................      65,500           122,812
 *#Analytical Surveys, Inc.............................      46,800           655,200
 *Anaren Microwave, Inc................................      43,700         1,903,681
 *Andersen Group, Inc..................................      15,000            87,187
 Andersons, Inc........................................      33,400           291,206
 Andover Bancorp, Inc. DE..............................      50,625         1,520,332
                                                               SHARES          VALUE+
                                                               ------          ------

 *Andrea Electronics Corp..............................      97,100    $      758,594
 *#Anesta Corp.........................................      95,500         1,402,656
 *#Angeion Corp........................................      13,980            30,144
 Angelica Corp.........................................      85,700           857,000
 *Anicom, Inc..........................................     118,800           551,306
 *Anika Therapeutics, Inc..............................      33,000           205,219
 *Ansoft Corp..........................................      80,700           592,641
 *Ansys, Inc...........................................     116,600         1,073,084
 *Anthony and Sylvan Pools Corp........................      32,409           219,774
 *Aphton Corp..........................................      84,100         1,187,912
 *Apple Orthodontix, Inc...............................      19,500             9,750
 *Applied Analytical Industries, Inc...................      15,000           127,500
 *Applied Digital Solutions, Inc.......................      34,100           214,191
 *Applied Extrusion Technologies, Inc..................      92,700           593,859
 *Applied Films Corp...................................      16,000            71,500
 *Applied Graphics Technologies, Inc...................      45,000           424,687
 *Applied Innovation, Inc..............................     118,200           707,353
 *Applied Microsystems Corp............................      43,900           370,406
 *Applied Science & Technology, Inc....................      41,600           976,300
 Applied Signal Technologies, Inc......................      75,000         1,021,875
 *Applix, Inc..........................................      79,300         1,405,097
 *Aquila Biopharmaceuticals, Inc.......................      44,444            63,888
 *Aradigm Corp.........................................     117,300           788,109
 *Arcadia Financial, Ltd...............................      42,600           191,700
 *Arch Communications Group, Inc.......................      64,266           408,692
 *Arguss Holdings, Inc.................................      16,700           229,103
 *#Ariad Pharmaceuticals, Inc..........................     191,500           290,242
 *#Ariel Corp..........................................      89,400         1,109,119
 *Ark Restaurants Corp.................................      21,200           206,700
 *Arkansas Best Corp...................................     162,200         2,032,569
 *Armor Holdings, Inc..................................     122,000         1,441,125
 *Aronex Pharmaceuticals, Inc..........................     178,250           584,883
 *Arqule, Inc..........................................      86,200           527,975
 *Arrhythmia Research Technology, Inc..................      11,375            22,750
 Arrow Financial Corp..................................      45,243           909,102
 *Arthrocare Corp......................................      10,000           606,562
 *Artisan Components, Inc..............................      25,600           332,000
 *Artisoft, Inc........................................      99,800         1,350,419
 *Arts Way Manufacturing Co., Inc......................         100               381
 *Asahi/America, Inc...................................      27,500           258,672
 *Asante Technologies, Inc.............................      45,600            38,475
 *Ascent Assurance, Inc................................         623             1,149
 *#Asche Transportation Services, Inc..................      29,800            93,125
 *Ashworth, Inc........................................     108,800           501,500
 *Assisted Living Concepts, Inc........................      78,800           123,125
 *Astea International, Inc.............................      50,600           192,912
 Astro-Med, Inc........................................      58,175           359,958
 *Astronics Corp.......................................      31,047           296,887
 *AstroPower, Inc......................................      19,900           250,616
 Atalanta Sosnoff Capital Corp.........................      37,600           314,900
 *Atchison Casting Corp................................      43,500           435,000
 *Athey Products Corp..................................      31,085            44,685
 *Atlantic American Corp...............................     128,925           366,630
 *Atlantic Data Services, Inc..........................      93,000           334,219
 *Atlantic Premium Brands, Ltd.........................      24,400            33,550
 *Atlantis Plastics, Inc...............................      32,800           483,800
 *Atrion Corp..........................................      59,850           706,978
 *Atrix Labs, Inc......................................      90,106           529,373
 *Audiovox Corp. Class A...............................      30,600           910,350
 *Ault, Inc............................................      34,500           265,219
 *Aura Systems, Inc....................................      32,000            14,240
 *Aurora Biosciences Corp..............................     145,600         1,724,450

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Auspex Systems, Inc..................................     111,100    $    1,371,391
 *#Autobond Acceptance Corp............................      13,400             2,965
 Autocam Corp..........................................      61,370         1,045,208
 *Autologic Information International, Inc.............      27,500            75,625
 *Autote Corp. Class A.................................     286,400           716,000
 *Avalon Holding Corp. Class A.........................      15,475            79,309
 *Avant Immunotherapeutics, Inc........................     191,210           469,062
 Avert, Inc............................................      21,400           211,325
 *Avi Biopharma, Inc...................................      21,200           143,762
 *Avigen, Inc..........................................      77,800         2,319,412
 *Avteam, Inc. Class A.................................      80,200           362,153
 *Axsys Technologies, Inc..............................      22,600           254,250
 *Axys Pharmaceuticals, Inc............................     247,830         1,014,554
 Aztec Manufacturing Co................................      55,826           530,347
 B B & T Corp..........................................      27,883           895,741
 *BCT International, Inc...............................      23,700            34,069
 *BEI Electronics, Inc.................................      42,800            52,162
 BEI Technologies, Inc.................................      53,000           675,750
 BHA Group Holdings, Inc. Class A......................      84,954           769,896
 *BI, Inc..............................................      85,900           638,881
 *BLC Financial Services, Inc..........................       5,000             8,125
 BMC Industries, Inc...................................      90,400           491,550
 BSB Bancorp, Inc......................................     136,006         2,830,625
 *BTG, Inc.............................................      38,500           257,469
 *BTU International, Inc...............................      54,300           295,256
 *BWAY Corp............................................      83,550           480,412
 Badger Meter, Inc.....................................      64,600         1,978,375
 *Badger Paper Mills, Inc..............................         200             1,200
 Bairnco Corp..........................................     105,400           770,737
 Baker (J.), Inc.......................................     115,300           601,722
 *Baker (Michael) Corp.................................      72,214           469,391
 *Baker (Michael) Corp. Class B........................      15,400           100,100
 *Balance Bar Co.......................................      70,000           774,375
 Balchem Corp..........................................      10,400            89,700
 *Baldwin Piano & Organ Co.............................      37,900           322,150
 *Baldwin Technology, Inc. Class A.....................     135,000           329,062
 *Ballantyne Omaha, Inc................................     145,635           782,788
 *Baltek Corp..........................................      21,562           155,651
 Bancfirst Ohio Corp...................................      31,700           766,744
 *Bancinsurance Corp...................................      39,480           223,309
 Bancorp Connecticut, Inc..............................      28,580           469,784
 Bangor Hydro-Electric Co..............................      56,200           902,712
 *Bank Plus Corp.......................................     125,200           383,425
 *Bank United Financial Corp. Class A..................     104,900           916,236
 Bank West Financial Corp..............................       3,200            28,800
 BankAtlantic Bancorp, Inc. Class A....................       1,935             8,828
 BankAtlantic Bancorp, Inc. Class B....................      12,900            72,159
 *Banyan System, Inc...................................     121,800         1,754,681
 *Barnett, Inc.........................................     116,300         1,026,711
 *Barnwell Industries, Inc.............................      11,800           140,862
 *Barrett Business Services, Inc.......................      56,800           369,200
 *Barringer Technologies, Inc..........................      60,600           392,006
 *Barry (R.G.) Corp....................................     178,235           768,638
 *#Base Ten Systems, Inc...............................      12,020            35,872
 *Basin Exploration, Inc...............................      34,700           612,672
 *Baycorp Holdings, Ltd................................      28,500           228,000
 *Bayou Steel Corp. Class A............................      79,250           247,656
 *Beard Co.............................................      26,533            66,332
 Beauticontrol Cosmetics, Inc..........................      47,500           148,437
 *Beazer Homes USA, Inc................................      65,500         1,240,406
 *Bel Fuse, Inc. Class A...............................      43,250         2,130,062
                                                               SHARES          VALUE+
                                                               ------          ------

 Bel Fuse, Inc. Class B................................      43,250    $    2,081,406
 *Belco Oil & Gas Corp.................................      12,000            74,250
 Bell Industries, Inc..................................      76,472           377,580
 *Bell Microproducts, Inc..............................      70,100           516,987
 *Bellwether Exploration Co............................     121,800           605,194
 *Ben & Jerry's Homemade, Inc. Class A.................      47,400           859,125
 *Benihana, Inc........................................      11,500           160,281
 *Benihana, Inc. Class A...............................       1,400            19,469
 *Bentley Pharmaceuticals, Inc.........................      49,550           210,587
 *Benton Oil & Gas Co..................................     142,100           284,200
 Berkshire Energy Resources............................       8,300           289,981
 *Berlitz International, Inc...........................      28,200           553,425
 *Bethlehem Corp.......................................         200               150
 *Big 4 Ranch, Inc.....................................      35,000                 0
 *Billing Information Concepts Corp....................      90,000           496,406
 *Bio Vascular, Inc....................................      57,600           117,000
 *Bioanalytical Systems, Inc...........................       3,200            10,000
 *Biocryst Pharmaceuticals, Inc........................      13,800           353,194
 *Bio-Logic Systems Corp...............................      25,900           148,925
 *Biomerica, Inc.......................................      26,100           104,400
 *Bionova Holdings Corp................................       5,400            10,800
 *Bionx Implants, Inc..................................      76,700           203,734
 *#Bio-Plexus, Inc.....................................      13,200            52,800
 *BioReliance Corp.....................................      20,000           145,000
 *Biosite Diagnostics, Inc.............................     111,100         1,451,244
 *Biosource International, Inc.........................      71,000           239,625
 *Biospecifics Technologies Corp.......................      31,000            51,344
 *#Biospherics, Inc....................................      65,800           371,153
 Birmingham Steel Corp.................................     106,200           769,950
 *Black Hawk Gaming & Development, Inc.................      17,400           109,837
 Blair Corp............................................      64,300           932,350
 Blimpie International.................................      55,450           110,900
 *Blonder Tongue Laboratories, Inc.....................      32,500           174,687
 *Bluegreen Corp.......................................     127,129           715,101
 *Boca Research, Inc...................................      65,400           551,812
 *Bolder Technologies Corp.............................      73,600           800,400
 *Bolle, Inc...........................................      42,066           205,072
 *Bolt Technology Corp.................................      40,750           160,453
 *Bombay Co., Inc......................................     283,400         1,417,000
 *Bonded Motors, Inc...................................      14,000            15,094
 *Bone Care International, Inc.........................      40,500           373,359
 *Bontex, Inc..........................................       2,200             4,537
 *Bon-Ton Stores, Inc..................................      69,500           342,070
 *#Books-a-Million, Inc................................     140,000         1,456,875
 *Boron, Lepore and Associates, Inc....................      80,400           590,437
 Boston Acoustics, Inc.................................      57,450           847,387
 *Boston Beer Company, Inc. Class A....................      71,000           510,312
 *Boston Biomedical, Inc...............................      10,500            32,812
 *Boston Communications Group, Inc.....................      94,000           511,125
 Bostonfed Bancorp, Inc................................      25,100           411,012
 Bowl America, Inc. Class A............................      56,160           400,140
 *Bradley Pharmaceuticals, Inc. Class A................       8,400            10,500
 *Brass Eagle, Inc.....................................      34,000           258,187
 *Brauns Fashions Corp.................................      27,400           589,100
 *#Breed Technologies, Inc.............................       5,600             2,436
 *Bridgestreet Accomodations, Inc......................      11,800            20,650
 Bridgford Foods Corp..................................      76,109           706,387
 *Brigham Exploration Co...............................      20,000            23,125

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *BrightStar Information Technology Group, Inc.........       7,500    $       57,891
 *Brilliant Digital Entertainment, Inc.................      70,000           253,750
 *#Britesmile, Inc.....................................      54,500           524,562
 *#Broadband Technologies, Inc.........................      86,600           388,347
 *Brookdale Living Communities.........................     100,200         1,330,781
 *Brooks Automation, Inc...............................      84,200         2,304,975
 *Brookstone, Inc......................................      63,500         1,067,594
 *Brooktrout Technology, Inc...........................     102,950         1,647,200
 *Brothers Gourmet Coffees, Inc........................      58,669               587
 *Brown & Sharpe Manufacturing Co. Class A.............     102,975           244,566
 *Brunswick Technologies, Inc..........................      33,300           139,444
 Bryn Mawr Bank Corp...................................       2,800            70,612
 *Buckhead America Corp................................       3,500            20,344
 *Builders Transport, Inc..............................      29,100               466
 *Building Materials Holding Corp......................     104,900         1,042,444
 *Bull Run Corp. GA....................................     172,400           700,375
 Bush Industries, Inc. Class A.........................      84,100         1,345,600
 *Business Resource Group..............................      32,400           146,812
 *Butler International, Inc............................      75,040           572,184
 Butler Manufacturing Co...............................      32,600           698,862
 *#C-Phone Corp........................................      51,400            81,919
 *C.P. Clare Corp......................................      80,300           521,950
 *C3, Inc..............................................      27,300           228,637
 CB Bancshares, Inc. HI................................       2,818            87,358
 *CCA Industries, Inc..................................      34,700            50,423
 CCBT Financial Companies, Inc.........................      69,200         1,046,650
 *CE Software Holdings, Inc............................       2,180            21,255
 *CEM Corp.............................................      41,500           372,203
 *CFI Proservices, Inc.................................      36,600           312,816
 *CFM Technologies, Inc................................      49,500           549,141
 *CHS Electronics, Inc.................................      30,000            20,625
 CMI Corp. Class A.....................................     264,699         2,150,679
 CNBT Bancshares, Inc..................................      42,200           535,412
 *CNS Income...........................................     113,600           562,675
 CPAC, Inc.............................................      46,878           369,897
 CPB, Inc..............................................      27,700           715,872
 *CPI Aerostructures, Inc..............................         833             1,380
 *CSP, Inc.............................................      78,928           389,707
 *CTB International Corp...............................      21,200           134,156
 *CTC Communications Group, Inc........................      73,500         1,800,750
 *Cache, Inc...........................................      80,125           355,555
 *Caci International, Inc. Class A.....................      93,400         2,072,312
 *Cade Industries, Inc.................................      74,700           374,667
 *Cadiz, Inc...........................................      53,400           455,569
 Cadmus Communications Corp............................      71,800           572,156
 *Caere Corp...........................................     121,400           861,181
 Cagle's, Inc. Class A.................................     104,900         1,448,931
 Calgon Carbon Corp....................................       3,000            18,375
 *Caliber Learning Network, Inc........................      78,000           163,312
 *California Amplifier, Inc............................      94,400         2,221,350
 *California Coastal Communities, Inc..................      30,600           239,062
 *California Culinary Academy, Inc.....................      17,300            68,119
 *California Micro Devices Corp........................      52,100           426,569
 *Callon Petroleum Co..................................      71,700           851,437
 *Calloways Nursery, Inc...............................       1,700             2,098
 Cal-Maine Foods, Inc..................................      40,700           138,634
 *#Cambridge Heart, Inc................................      87,100           229,998
 *Cameron Ashley Building Products, Inc................      64,400           515,200
 Cameron Financial Corp................................      11,500           147,344
                                                               SHARES          VALUE+
                                                               ------          ------

 *Candela Laser Corp...................................      44,400    $      666,000
 *Candies, Inc.........................................     111,000           114,469
 *Canisco Resources, Inc...............................       8,600             9,406
 *Cannon Express, Inc. Class A.........................       9,650            31,362
 *Cannondale Corp......................................      73,200           514,687
 *Cantel Industries, Inc. Class B......................      28,200           137,916
 *Capital Associates, Inc..............................      26,850            68,803
 *Capital Crossing Bank................................      24,700           341,169
 *Capital Pacific Holdings, Inc........................      75,300           183,544
 *Capital Senior Living Corp...........................      85,300           426,500
 *Capital Trust........................................      12,000            57,000
 Capitol Bancorp, Ltd..................................      30,384           353,214
 Capitol Transamerica Corp.............................      51,145           594,561
 *Carbide/Graphite Group, Inc..........................      66,600           401,681
 *Cardiac Pathways Corp................................      16,000            34,500
 *Cardima, Inc.........................................      19,500            36,867
 *Caredata.com, Inc....................................      33,400           283,900
 *Career Blazers, Inc. Trust Units.....................       4,360                 0
 *Carematrix, Inc......................................       2,500             5,117
 *Caretenders Healthcorp...............................      11,500            28,031
 *Carey International, Inc.............................      10,200           221,212
 *Caribiner International, Inc.........................     198,100         1,758,137
 *Carleton Corporation.................................       6,560            14,555
 *Carmike Cinemas, Inc. Class A........................      62,600           782,500
 *Carreker-Antinori, Inc...............................     143,000         1,009,937
 *Carriage Services, Inc. Class A......................      69,000           353,625
 *Carrington Laboratories, Inc.........................      76,300           153,792
 *Carson, Inc..........................................      47,500           166,250
 Cascade Corp..........................................      67,100           637,450
 Cascade Natural Gas Corp..............................      76,600         1,345,287
 *Casino Data Systems..................................      96,300           347,583
 *Castle Dental Centers, Inc...........................      17,700            68,034
 Castle Energy Corp....................................      13,100           221,881
 *Catalina Lighting, Inc...............................      60,600           299,212
 *Catalyst International, Inc..........................      59,500           479,719
 *Catherines Stores Corp...............................      59,900         1,229,822
 Cato Corp. Class A....................................      37,400           488,537
 Cavalier Homes, Inc...................................     149,981           646,793
 *Cavanaughs Hospitality Corp..........................     115,500           866,250
 *Celadon Group, Inc...................................      69,000           444,187
 *Celebrity, Inc.......................................      13,500            42,187
 *Celeris Corporation..................................      29,766            31,626
 *Celeritek, Inc.......................................      55,700           414,269
 *Celestial Seasonings, Inc............................      53,600         1,110,525
 *Celgene Corp.........................................      84,300         5,044,828
 *#Cell Genesys, Inc...................................     173,005         1,584,077
 *Cell Pathways, Inc...................................      27,670           261,136
 *Cellegy Pharmaceuticals, Inc.........................      34,000           116,875
 *#Cel-Sci Corp........................................      23,700            57,769
 Cenit Bancorp, Inc....................................      22,700           408,600
 *Centennial Bancorp...................................      90,822           967,822
 *Centennial Healthcare Corp...........................      19,200            58,200
 *#CenterSpan Communication Corp.......................      32,100           502,566
 *Centigram Communications Corp........................      51,900           713,625
 Central Bancorp, Inc..................................      10,000           195,000
 Central Vermont Public Service Corp...................      73,500           909,562
 Centris Group, Inc....................................     108,200         1,325,450
 Century Aluminum Co...................................     134,800         1,322,725
 Century Bancorp Income Class A........................       7,600           126,350
 *Ceradyne, Inc........................................     115,100           580,895
 Cerberonics, Inc. Class A.............................       3,500            19,469
 *Ceres Group, Inc.....................................      49,400           333,450

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Cerion Technologies, Inc.............................      31,000    $        3,100
 *Cerprobe Corp........................................      65,200           580,687
 Champion Industries, Inc..............................      54,800           267,150
 *Champps Entertainment, Inc...........................      74,767           151,870
 *Chart House Enterprises, Inc.........................      92,400           490,875
 Chart Industries, Inc.................................      16,000            59,000
 *Charter Federal Savings Bank (Escrow)................      43,340                 0
 Chase Corp............................................      24,200           293,425
 *Chase Industries, Inc................................      90,750           799,734
 *Chattem, Inc.........................................      65,900         1,274,753
 *Chaus (Bernard), Inc.................................      15,260            36,242
 *Check Technology Corp................................      39,700           100,491
 *Chemfab Corp.........................................     141,300         2,260,800
 *Cherry Corp..........................................      40,500           463,219
 *Chesapeake Biological Laboratories, Inc. Class A.....      16,300            46,862
 Chesapeake Utilities Corp.............................      30,675           559,819
 Chester Valley Bancorp................................       6,201            96,503
 *Chic by His, Inc.....................................      80,000            60,000
 Chicago Rivet & Machine Co............................      20,000           465,000
 *Chicos Fas, Inc......................................      69,100         2,653,872
 *Children's Comprehensive Services, Inc...............      64,250           439,711
 *Childtime Learning Centers, Inc......................      25,600           331,200
 *Cholestech Corp......................................      77,500           489,219
 *Chromcraft Revington, Inc............................     112,000         1,274,000
 *Chronimed, Inc.......................................      92,800           736,600
 *Chyron Corp..........................................     120,000            90,000
 *Cidco, Inc...........................................      95,700           771,581
 *Cima Laboratories, Inc...............................      76,900           778,612
 *Ciprico, Inc.........................................      41,895           535,470
 *Circuit City Stores, Inc. - Carmax Group.............     196,600           466,925
 *Circuit Systems, Inc.................................      26,500            36,437
 *Citadel Holding Corp.................................      49,000           168,437
 *Citation Computer System, Inc........................      30,000            69,844
 *Citation Corp........................................      32,500           550,469
 *Citizens, Inc. Class A...............................      97,958           636,730
 *Civic Bancorp........................................      41,674           668,086
 *Clark (Dick) Productions, Inc........................      18,039           292,006
 *Clean Harbors, Inc...................................      82,400           117,162
 *click2learn.com, Inc.................................      40,000           295,000
 *ClickAction, Inc.....................................      20,000           375,000
 *Clintrials Research, Inc.............................     150,600           588,281
 *Coast Dental Services, Inc...........................      58,400           186,150
 *Coast Distribution System............................      43,600            89,925
 Coastal Bancorp, Inc..................................      50,500         1,010,000
 *Coastcast Corp.......................................      66,300           861,900
 *Cobra Electronic Corp................................     125,100           625,500
 *#Coeur d'Alene Mines Corp. ID........................     152,700           620,344
 *Cogeneration Corporation of America..................      38,100           939,403
 *Cognitronics Corp....................................      86,175         1,486,519
 *Cohesion Technologies, Inc...........................      62,300           447,781
 *Coinmach Laundry Corp................................      84,700           910,525
 *Coinstar, Inc........................................      12,400           129,812
 Cold Metal Products, Inc..............................      51,800           182,919
 *Coldwater Creek, Inc.................................      36,600         1,027,087
 *Cole National Corp. Class A..........................      68,800           369,800
 *Collagenex Pharmaceuticals, Inc......................      50,900         1,135,706
 Collins Industries, Inc...............................      86,325           547,624
 *Colorado MEDtech, Inc................................      90,600         1,143,825
                                                               SHARES          VALUE+
                                                               ------          ------

 *Columbia Banking System, Inc.........................      58,000    $      946,125
 *Columbia Laboratories, Inc...........................      82,700           656,431
 *Columbus Energy Corp.................................      26,257           146,055
 *Comarco, Inc.........................................      47,800           866,375
 *Comdial Corp.........................................     151,433         1,256,421
 *Comforce Corp........................................     128,766           209,245
 *Command Systems, Inc.................................      16,400            26,650
 Commercial Bancshares, Inc............................      20,605           473,915
 Commercial Bank of New York...........................      19,650           239,484
 Commercial Intertech Corp.............................      75,400           947,212
 Commercial National Financial Corp....................       1,600            31,200
 *Commodore Applied Technologies, Inc..................     132,074           107,310
 Commonwealth Industries, Inc..........................     102,800         1,333,187
 Communications Systems, Inc...........................     118,500         1,384,969
 Community Bank System, Inc............................      53,700         1,416,337
 Community Banks, Inc..................................         468            10,179
 Community Bankshares, Inc.............................       2,600            32,175
 Community Financial Corp..............................      10,200            87,656
 Community Financial Group, Inc........................         500             7,672
 Community First Brokerage Co..........................       2,400            41,400
 Community Savings Bankshares, Inc.....................      41,016           521,672
 Community West Bancshares.............................       6,500            90,187
 *Competitive Technologies, Inc........................     109,600           623,350
 *Comptek Research, Inc................................      60,400           800,300
 *Compucom Systems, Inc................................      17,500            55,234
 *#Computer Learning Centers, Inc......................     138,100           468,245
 *Computer Motion, Inc.................................      64,500           729,656
 *Computer Outsourcing Services, Inc...................      23,100           589,050
 *Comshare, Inc........................................      74,400           365,025
 *Comstock Resources, Inc..............................     192,900           675,150
 *Comtech Telecommunications Corp......................      25,050           463,425
 *#Concepts Direct, Inc................................       3,400            34,850
 *Concord Camera Corp..................................      77,300         1,157,084
 *Concurrent Computer Corp.............................      21,480           279,911
 *Condor Technology Solutions, Inc.....................      71,500           168,695
 *Conductus, Inc.......................................      41,300           136,806
 *Cone Mills Corp. NC..................................     218,700         1,079,831
 *Congoleum Corp. Class A..............................      26,500            89,437
 Connecticut Water Services, Inc.......................      63,525         2,136,028
 *ConnectInc.com Co....................................      26,900           110,122
 Conning Corp..........................................      57,000           491,625
 *Connitics Corp.......................................      79,100           536,397
 *Conso Products Co....................................      59,000           492,281
 *Consolidated Delivery and Logistics, Inc.............      40,700           160,256
 *Consolidated Freightways Corp........................     100,000           909,375
 Consolidated Tokoma Land Co...........................      10,900           137,612
 *Continental Materials Corp...........................      19,400           436,500
 *#Converse, Inc.......................................     147,700           295,400
 Cooker Restaurant Corp................................      70,100           219,062
 *Cooperative Bankshares, Inc..........................       5,500            59,125
 *Copart, Inc..........................................      33,700           871,987
 *#Copytele, Inc.......................................      96,000            94,500
 *Core Materials Corp..................................      29,700            50,119
 *Core, Inc............................................      45,300           295,158
 *Corixa Corp..........................................      65,335         1,104,587
 *Cornell Corrections, Inc.............................      76,600           876,112
 *Correctional Services Corp...........................      90,443           404,167
 *Corrpro Companies, Inc...............................      54,850           397,662
 *Corsair Communications, Inc..........................      84,000           895,125
 *Corvas International, Inc............................     106,500           286,219

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Corvel Corp..........................................      12,400    $      256,525
 *Cotelligent Group, Inc...............................     107,900           451,831
 Cotton States Life Insurance Co.......................      13,800           125,494
 Counsel Corp..........................................      17,500            40,469
 Courier Corp..........................................      47,550         1,060,959
 *Covenant Transport, Inc. Class A.....................     104,000         1,511,250
 *Cover-All Technologies, Inc..........................      83,445            82,141
 Covest Bancshares, Inc................................      45,000           582,187
 *Covol Technologies, Inc..............................      13,200            12,375
 *Coyote Network Systems, Inc..........................      92,526           448,173
 Craftmade International, Inc..........................      68,250           616,383
 *Craig (Jenny), Inc...................................     158,850           357,412
 *Craig Corp...........................................      43,900           263,400
 *Creative Biomolecules, Inc...........................     308,900         1,052,191
 *Creative Computers, Inc..............................      28,500           273,422
 *Crescent Operating, Inc..............................      53,600           162,475
 *Criticare Systems, Inc...............................      46,700           110,912
 *Cross (A.T.) Co. Class A.............................     100,400           527,100
 *Crossman Communities, Inc............................      77,000         1,234,406
 *Crown Central Petroleum Corp. Class A................      23,100           150,150
 *Crown Central Petroleum Corp. Class B................      37,800           226,800
 Crown Crafts, Inc.....................................      68,600           180,075
 *Crown Group, Inc.....................................      11,900            60,430
 *Crown Resources Corp.................................     117,700           240,917
 *Crown Vantage, Inc...................................      63,700           153,278
 *Crown-Andersen, Inc..................................      10,500            80,719
 *Cryolife, Inc........................................     110,900         1,497,150
 *Crystal Gas Storage, Inc.............................       5,700           317,062
 Cubic Corp............................................      38,750           762,891
 *Cubist Pharmaceuticals, Inc..........................     113,100         1,138,069
 Culp, Inc.............................................     178,580         1,116,125
 *Cunningham Graphics International, Inc...............      36,000           465,750
 *CuraGen Corp.........................................      50,800         1,257,300
 *Curative Health Services, Inc........................      15,400           122,237
 *Cutter & Buck, Inc...................................      66,250         1,035,156
 *#Cybercash, Inc......................................      77,500           845,234
 *#Cyberguard Corp.....................................      37,800           122,850
 *Cyberonics, Inc......................................     118,200         2,053,725
 *Cyberoptics Corp.....................................      35,300           650,844
 *Cybex International, Inc.............................      72,300           203,344
 *Cygnus, Inc..........................................     124,300         1,239,116
 *Cylink Corp..........................................      44,100           511,284
 *Cyrk, Inc............................................     107,300           798,044
 *Cytrx Corp...........................................      25,800            65,306
 *D & K Healthcare Resources, Inc......................      15,100           260,475
 *D A Consulting Group, Inc............................      56,300           249,831
 *#DRS Technologies, Inc...............................      52,203           450,251
 *DSET Corp............................................      39,800         1,038,531
 DT Industries, Inc....................................      85,500           667,969
 *DVI, Inc.............................................     104,400         1,461,600
 *Daily Journal Corp...................................         200             6,700
 *Daktronics, Inc......................................      20,200           438,719
 *Damark International, Inc. Class A...................      49,100           481,794
 *Dan River, Inc. (GA) Class A.........................     142,000           763,250
 *Danielson Holding Corp...............................       9,853            49,265
 *Daou Systems, Inc....................................      69,600           274,050
 *Darling International, Inc...........................      58,400           127,750
 *#Data Dimensions, Inc................................     104,000           347,750
 *Data I/O Corp........................................      65,600           141,450
                                                               SHARES          VALUE+
                                                               ------          ------

 *#Data Race, Inc......................................      88,800    $      270,562
 Data Research Association, Inc........................      50,550           489,703
 *Data Systems & Software, Inc.........................      57,200           182,325
 *Datakey, Inc.........................................      11,700            20,109
 *Datamarine International, Inc........................         200               406
 *Dataram Corp.........................................      34,100           632,981
 *Datastream Systems, Inc..............................     112,800         1,572,150
 *DataTRAK International, Inc..........................      38,900           137,973
 *Dataware Technologies, Inc...........................      59,200           202,575
 *Datron Systems, Inc..................................      23,200           191,400
 *Datum, Inc...........................................      72,600           651,131
 *Dave and Busters, Inc................................     111,150         1,146,234
 Davel Communications, Inc.............................      73,750           260,430
 *Davox Corp...........................................      67,400         1,114,206
 *Dawson Geophysical Co................................      44,700           400,903
 *Daxor Corp...........................................      46,000           695,750
 *Day Runner, Inc......................................      74,800           525,937
 *Dayton Superior Corp. Class A........................      56,100         1,023,825
 Deb Shops, Inc........................................      82,100         1,608,647
 *Deckers Outdoor Corp.................................      56,800           169,512
 *Decora Industries, Inc...............................      13,400            43,969
 Decorator Industries, Inc.............................      20,587           106,795
 *Del Global Technologies Corp.........................      49,016           412,807
 Del Laboratories, Inc.................................     168,218         1,492,938
 *Delco Remy International, Inc........................      14,500           135,937
 *Delia's, Inc.........................................      64,800           708,750
 *#Delta Financial Corp................................      83,800           387,575
 Delta Natural Gas Co., Inc............................      18,800           289,050
 Delta Woodside Industries, Inc........................     175,800           340,612
 *Deltek Systems, Inc..................................      44,400           571,650
 *Denali, Inc..........................................      19,900            73,381
 *#Dense-Pac Microsystems, Inc.........................      76,700           548,884
 *DepoMed, Inc.........................................      59,500           416,500
 Designs, Inc..........................................      54,600            81,047
 *Detection Systems, Inc...............................      66,186           612,220
 *Detrex Corp..........................................      10,200            50,362
 *Devcon International Corp............................      29,000           143,187
 Dewolfe Companies, Inc................................       6,000            39,375
 *Dexterity Surgical, Inc..............................       8,100             8,353
 *Diacrin, Inc.........................................      20,500           122,359
 *Diametrics Medical, Inc..............................     187,500         1,230,469
 *Diamond Home Services, Inc...........................      78,500            51,516
 *Dianon Systems, Inc..................................      47,300           473,000
 *Diedrich Coffee, Inc.................................       3,920            20,090
 *Digene Corp..........................................     118,600         2,134,800
 *Digi International, Inc..............................     132,100         2,138,369
 *#Digital Biometrics, Inc.............................      77,100           295,148
 *Digital Courier Technologies, Inc....................      50,000           384,375
 *Digital Generation Systems, Inc......................     186,200           797,169
 *Digital Lightwave, Inc...............................      37,000         1,173,594
 *Digital Power Corp...................................      16,500            21,656
 Dime Bancorp, Inc.....................................           1                18
 Dimon, Inc............................................      82,900           279,787
 *Diodes, Inc..........................................      42,300           645,075
 *Directrix, Inc.......................................       8,950            35,520
 *Dispatch Management Services Corp....................       7,100            15,975
 *Display Technologies, Inc............................      14,400            63,000
 *Diversified Corporate Resources, Inc.................      16,200            48,600
 *Dixie Group, Inc.....................................      71,319           492,547
 *Dixon Ticonderoga Co.................................      27,450           233,325
 *DocuCorp International, Inc..........................      30,000           139,687
 *Dominion Homes, Inc..................................      37,700           237,981

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Donegal Group, Inc....................................      24,710    $      168,337
 *Donna Karan International, Inc.......................      93,200           728,125
 Donnelly Corp. Class A................................      59,750           862,641
 *Dorsey Trailers, Inc.................................      39,000            48,750
 *Dot Hill Systems Corp................................       1,040             5,915
 *Drew Industries, Inc.................................      90,700           861,650
 *Drexler Technology Corp..............................     112,950           878,892
 *Driver-Harris Co.....................................      23,498            70,494
 *Drug Emporium, Inc...................................     105,500           426,945
 *Drypers Corp.........................................      48,400           124,781
 *DualStar Technologies Corp...........................      42,800           298,931
 *Duckwall-Alco Stores, Inc............................      41,200           328,312
 *Ducommun, Inc........................................      79,500           705,562
 *Dunn Computer Corp...................................      60,500            81,297
 *Duramed Pharmaceuticals, Inc.........................     115,800           922,781
 *Dwyer Group, Inc.....................................      29,500            70,984
 *Dynamic Healthcare Technologies, Inc.................      45,900            63,830
 *Dynamic Materials Corp...............................      14,700            24,806
 *Dynamics Research Corp...............................      71,258           376,331
 *E-Z-Em, Inc. Class A.................................      37,000           212,750
 *E-Z-Em, Inc. Class B.................................      55,424           304,832
 *E4L, Inc.............................................     173,878           543,369
 *ECC International Corp...............................     139,750           454,187
 *ECCS, Inc............................................       6,900            48,947
 *EFI Electronics Corp.................................      65,400            68,466
 *EFTC Corp............................................     122,300           275,175
 *EIS International, Inc...............................      85,100           369,653
 EMC Insurance Group, Inc..............................      51,400           522,031
 *EMCORE Corp..........................................      22,700           518,553
 *EMS Technologies, Inc................................     142,199         1,537,527
 ESB Financial Corp....................................       2,342            29,421
 *ESCO Electronics Corp. Trust Receipts................     101,076           979,174
 *EXX, Inc. Class A....................................         300             1,312
 *EXX, Inc. Class B....................................         100               406
 Eagle Bancshares, Inc.................................      41,200           660,487
 *Eagle Food Centers, Inc..............................      82,600           122,609
 *Eagle Geophysical, Inc...............................      60,700             2,428
 *Eagle Point Software Corp............................      40,500           215,156
 East West Bancorp, Inc................................       7,700            94,084
 *East/West Communications, Inc........................      29,600           784,400
 Eastern Co............................................      39,000           614,250
 *Eateries, Inc........................................      25,400            68,262
 *Echelon International Corp...........................      10,300           234,325
 *Eclipse Surgical Technologies, Inc...................      11,300           112,647
 *Eco Soil Systems, Inc................................     143,500           488,797
 *Ecogen, Inc..........................................      56,900            94,241
 Ecology & Environment, Inc. Class A...................      11,900            68,425
 *Edac Technologies Corp...............................      12,200            21,541
 Edelbrock Corp........................................      47,200           563,450
 *#Edison Control Corp.................................       7,000            42,000
 Edo Corp..............................................      52,500           298,594
 Educational Development Corp..........................       8,400            33,600
 *Educational Insights, Inc............................      52,300           109,503
 *EduTrek International, Inc...........................      19,100            15,519
 *#eFax.com, Inc.......................................      99,300           778,884
 *eGlobe, Inc..........................................     126,135           405,997
 *Elantec Semiconductor, Inc...........................      73,000         2,132,969
 *Elcom International, Inc.............................     107,800         1,115,056
 *Elcotel, Inc.........................................      88,389           203,018
 *Electric Fuel Corp...................................      92,200           118,131
                                                               SHARES          VALUE+
                                                               ------          ------

 *Electro Rent Corp....................................      19,350    $      229,177
 Electro Sensors, Inc..................................       2,300             4,672
 *Electronic Processing, Inc...........................      12,100           138,394
 *Electronic Retailing System International, Inc.......      16,400            17,937
 *Elite Information Group, Inc.........................      78,100           556,462
 Ellett Brothers, Inc..................................      44,000           291,500
 *Eltrax System, Inc...................................      44,825           315,176
 *Embrex, Inc..........................................     124,600         1,129,187
 *Emcee Broadcast Products, Inc........................      30,000           132,187
 *Emcor Group, Inc.....................................      74,800         1,304,325
 *Emeritus Corp........................................     146,800           963,375
 *Emisphere Technologies, Inc..........................      77,300         1,451,791
 Empire Federal Bancorp, Inc...........................       5,700            65,906
 *En Pointe Technologies, Inc..........................      43,500           418,687
 *Encad, Inc...........................................      90,500           492,094
 *#Encore Med Corp.....................................       7,700            15,761
 *Encore Wire Corp.....................................     107,675           760,455
 *Endocardial Solutions, Inc...........................      63,900           550,139
 *Endosonics Corp......................................     132,000           664,125
 *#Energy Biosystems Corp..............................      13,242            28,967
 *Energy Conversion Devices, Inc.......................      82,100           862,050
 Energynorth, Inc......................................      32,526         1,769,618
 Energysouth, Inc......................................      51,150         1,061,362
 Engineered Support Systems, Inc.......................      54,150           627,802
 *#Engineering Animation, Inc..........................      11,000            91,437
 *Engineering Measurements Co..........................      35,500           235,187
 Engle Homes, Inc......................................      69,400           739,544
 *Enlighten Software Solutions, Inc....................      12,300            90,328
 Ennis Business Forms, Inc.............................     139,200         1,248,450
 *Enstar, Inc..........................................       9,266           114,956
 *Entrade, Inc.........................................      68,000         1,568,250
 *Envirogen, Inc.......................................       2,316             3,184
 *Environmental Elements Corp..........................      49,900           109,156
 *Environmental Technologies Corp......................      39,700           105,453
 *Environmental Tectonics Corp.........................      47,400           456,225
 *Epicor Software Corp.................................      17,074           100,043
 *Epimmune, Inc........................................      29,257            81,371
 *Epitope, Inc.........................................     104,100           471,703
 *#Equimed Inc Nevis...................................       6,533                 0
 *#Equimed, Inc........................................       6,533               204
 *Equinox Systems, Inc.................................      39,900           491,269
 *Equity Marketing, Inc................................      41,600           672,100
 *Equity Oil Co........................................     109,700           126,841
 *Ergo Science Corp....................................      72,700            96,555
 *eShare Technologies, Inc.............................     125,200         1,118,975
 Eskimo Pie Corp.......................................      28,600           271,700
 Espey Manufacturing & Electronics Corp................      21,000           307,125
 *Evans & Sutherland Computer Corp.....................      76,700           989,909
 *Evercel, Inc.........................................       6,233           112,973
 *Evergreen Resources, Inc.............................      32,100           673,097
 *Exabyte Corp.........................................     154,400         1,078,387
 *Exactech, Inc........................................      40,000           525,000
 *Exar Corp............................................      17,400           848,794
 *Excalibur Technologies Corp..........................     115,500         1,537,594
 *Excel Legacy Corp....................................      20,000            80,000
 *Excel Technology, Inc................................      97,722         1,432,238
 *Executone Information Systems, Inc...................     288,500           775,344
 Exide Corp............................................      85,000           876,562
 *Exponent, Inc........................................      73,000           495,031
 *Extended Systems, Inc................................      35,000           521,719

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Ezcorp, Inc. Class A Non-Voting.......................      76,800    $      295,200
 *Ezenia! Inc..........................................     110,900           675,797
 F & M Bancorp (MD)....................................       3,675            90,497
 FCNB Corp.............................................      30,533           545,777
 *FEI Co...............................................     120,600           994,950
 FFLC Bancorp..........................................      19,533           305,203
 FFY Financial Corp....................................      50,800           784,225
 FMS Financial Corp....................................         200             1,912
 FNB Financial Services Corp...........................       5,000            58,125
 *FRP Properties, Inc..................................      31,700           752,875
 FSF Financial Corp....................................      16,100           196,219
 *FSI International, Inc...............................      85,000           799,531
 *FTI Consulting, Inc..................................      30,800           173,250
 *FX Energy, Inc.......................................      60,000           322,500
 Fab Industries, Inc...................................      40,700           478,225
 *Fairchild Corp. Class A..............................      97,031           703,475
 Falcon Products, Inc..................................      63,560           595,875
 *#Family Golf Centers, Inc............................      44,500            73,008
 *Fansteel, Inc........................................      73,951           332,779
 *Farm Family Holdings, Inc............................       8,600           350,450
 *Farr Co..............................................      75,962           747,751
 Farrel Corp...........................................      34,600            70,281
 *Featherlite Manufacturing, Inc.......................      33,500           220,891
 Fedders Corp..........................................      80,900           434,837
 Fedders Corp. Class A.................................      13,112            61,462
 Federal Screw Works...................................      21,600           973,350
 *#Female Health Co....................................      44,000            55,687
 *Fibermark, Inc.......................................      57,525           719,062
 *Fiberstars, Inc......................................      19,800            87,862
 Fidelity Bancorp, Inc.................................         402             5,867
 Fidelity Bancorp, Inc. Delaware.......................      13,700           240,178
 *Fidelity Federal Bancorp.............................      18,940            45,574
 Fidelity Financial of Ohio, Inc.......................       5,600           106,575
 *Fidelity National Corp...............................      18,000           133,312
 *Filenes Basement Corp................................     146,000            30,660
 *Film Roman, Inc......................................       7,000            17,500
 *Finish Line, Inc. Class A............................      30,000           197,812
 *Finishmaster, Inc....................................      64,800           437,400
 *Finlay Enterprises, Inc..............................      19,100           276,353
 First Albany Companies, Inc...........................       4,275            52,502
 *First Alliance Corp..................................      10,000            25,937
 *First American Health Concepts, Inc..................       4,200            10,762
 First Bancorp.........................................       1,950            34,978
 *First Banks America, Inc.............................       5,879           106,557
 First Bell Bancorp, Inc...............................      26,700           428,034
 *First Cash, Inc......................................      38,500           286,344
 First Colonial Group, Inc.............................         840            15,697
 *First Consulting Group, Inc..........................      21,714           204,926
 First Defiance Financial Corp.........................      59,492           700,890
 First Essex Bancorp...................................      53,700           881,016
 First Federal Bancshares of Arkansas, Inc.............      13,300           223,606
 First Federal Savings & Loan Association of East
   Hartford, CT........................................      24,100           713,962
 First Financial Holdings, Inc.........................      84,400         1,527,112
 First Franklin Corp...................................         600             8,119
 First Indiana Corp....................................     110,940         2,593,222
 *First Investors Financial Services Group, Inc........      43,200           234,900
 First Keystone Financial, Inc.........................      12,700           136,525
 First Mariner Bank Corp...............................      10,400            95,225
 First Merchants Corp..................................      24,725           672,211
                                                               SHARES          VALUE+
                                                               ------          ------

 First Midwest Financial, Inc..........................      12,100    $      155,409
 First Mutual Bancshares, Inc..........................      22,143           260,872
 First Northern Capital Corp...........................      42,400           455,800
 First Oak Brook Bancshares, Inc. Class A..............      20,000           374,375
 *First Republic Bank..................................      68,049         1,603,405
 First Savings Bancorp, Inc. North Carolina............      22,100           426,806
 First SecurityFed Financial, Inc......................      15,000           170,625
 *First Sierra Financial, Inc..........................      91,300         1,945,831
 *#First Team Sports, Inc..............................      42,650           101,294
 First United Corp.....................................      15,000           213,750
 First Washington Bancorp, Inc.........................      22,800           377,625
 First Years, Inc......................................      89,000           753,719
 Firstbank Corp........................................       2,000            26,562
 Firstfed America Bancorp, Inc.........................      12,300           155,287
 Firstspartan Financial Corp...........................       8,700           161,494
 *Firstwave Technologies, Inc..........................      40,900           148,262
 *Fischer Imaging Corp.................................      51,900            89,203
 Flag Financial Corp...................................      28,100           198,456
 Flamemaster Corp......................................         247             1,505
 *Flander Corp.........................................     212,600           684,306
 Flanigan's Enterprises, Inc...........................      20,600           108,150
 Flexsteel Industries, Inc.............................      61,800           857,475
 *Flir Systems, Inc....................................      62,750           962,820
 Florida Public Utilities Co...........................      15,300           281,137
 *Florsheim Group, Inc.................................      55,800           165,656
 *Flow International Corp..............................     164,300         1,684,075
 Flushing Financial Corp...............................      53,650           855,047
 *Focal, Inc...........................................      40,200           195,347
 *Foilmark, Inc........................................      56,020           168,060
 *Foodarama Supermarkets, Inc..........................      22,000           588,500
 Foothill Independent Bancorp..........................      32,177           444,445
 *Foster (L.B.) Co. Class A............................     126,600           621,131
 *Fotoball USA, Inc....................................       2,700            17,972
 *Fountain Powerboat Industries, Inc...................      30,300            89,953
 *Four Media Co........................................      89,200         1,117,787
 *Fourth Shift Corp....................................      80,300           326,219
 Frankfort First Bancorp, Inc..........................       4,150            62,250
 Franklin Bank National Associaton Southfield, MI......      19,869           173,543
 *Franklin Covey Co....................................     104,000           760,500
 *Franklin Electronic Publishers, Inc..................      51,500           257,500
 Freds, Inc. Class A...................................      88,475         1,155,705
 *French Fragrances, Inc...............................      82,900           613,978
 Frequency Electronics, Inc............................      62,539           523,764
 *Fresh America Corp...................................      36,300           163,350
 *Fresh Choice, Inc....................................      50,000            87,500
 *Fresh Foods, Inc.....................................      32,475           242,548
 *Friede Goldman International.........................      53,922           454,967
 *Friedman Billings Ramsey Group, Inc. Class A.........      99,000           587,812
 Friedman Industries, Inc..............................     149,337           541,347
 Friedmans, Inc. Class A...............................      80,900           609,278
 Frisch's Restaurants, Inc.............................      64,568           621,467
 Frontier Adjusters of America, Inc....................       2,700             3,206
 *Frontier Oil Corp....................................     239,300         1,301,194
 Frozen Food Express Industries, Inc...................     112,000           486,500
 *FuelCell Energy, Inc.................................      34,350           822,253
 *Funco, Inc...........................................      50,500           874,281
 *Fusion Medical Technologies, Inc.....................      39,100           530,294
 *G-III Apparel Group, Ltd.............................      48,770           137,166

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 GA Financial, Inc.....................................      24,200    $      326,700
 *GP Strategies Corp...................................      81,850           644,569
 *GRC International, Inc...............................     131,600         1,373,575
 GS Financial Corp.....................................       4,000            43,125
 *GT Interactive Software Corp.........................      35,000            71,641
 *GTS Duratek, Inc.....................................     112,800           800,175
 *GZA Geoenvironmental Technologies, Inc...............      17,500            66,719
 *Gadzooks, Inc........................................      71,200           607,425
 Gainsco, Inc..........................................     157,805           936,967
 *Galey & Lord, Inc....................................     101,000           252,500
 *GameTech International, Inc..........................      19,200            88,800
 *#Gantos, Inc.........................................       9,100             9,527
 Garan, Inc............................................      33,600         1,037,400
 *Garden Fresh Restaurant Corp.........................      33,500           559,031
 *Garden Ridge Corp....................................      69,400           785,087
 *#Gardenburger, Inc...................................      68,400           542,925
 *Gardner Denver Machinery, Inc........................      31,200           510,900
 *Gart Sports Co.......................................       9,305            54,667
 *Gasonics International, Inc..........................     112,000         1,722,000
 *Gateway Industries, Inc..............................      11,120            22,935
 *Geerling & Wade, Inc.................................      23,900           224,062
 *Gehl Co..............................................      38,500           712,250
 *#Geltex Pharmaceuticals, Inc.........................      60,000           635,625
 Gencor Industries, Inc................................      41,700           263,231
 *Gene Logic, Inc......................................      22,336           137,506
 *Genelabs Technologies, Inc...........................     340,600         1,314,503
 General Chemical Group, Inc...........................     103,100           289,969
 *General Cigar Holdings, Inc. Class A.................      21,450           162,216
 *General Communications, Inc. Class A.................     297,000         1,215,844
 *#General Datacomm Industries, Inc....................     126,400           774,200
 General Employment Enterprises, Inc...................      32,709           147,190
 *#General Magic, Inc..................................     246,300           642,689
 General Magnaplate Corp...............................       8,500            25,234
 *Genesco, Inc.........................................       1,100            15,400
 Genesee Corp. Class B.................................         800            17,750
 *Genesis Health Ventures, Inc.........................     182,900           514,406
 Genesis Worldwide, Inc................................      39,761           166,499
 *Genlyte Group, Inc...................................      31,700           762,781
 *Genome Therapeutics Corp.............................     152,500           662,422
 *Gensym Corp..........................................      46,500           227,414
 Gentek, Inc...........................................     145,800         1,704,037
 *#Genus, Inc..........................................      16,500            63,164
 *Genzyme Transgenics Corp.............................     128,000         1,072,000
 *Geoscience Corp......................................      25,000           164,062
 *Geoworks.............................................     114,600           750,272
 *Gerber Childrenswear, Inc............................      70,000           323,750
 *#Geron Corp..........................................      94,600         1,013,994
 *Getty Petroleum Marketing, Inc.......................     111,600           334,800
 Getty Realty Corp. (Holding Co.)......................      46,800           599,625
 *Giant Cement Holding, Inc............................      71,100         2,192,991
 *Giant Group, Ltd.....................................      38,300           138,837
 *Giant Industries, Inc................................      87,500           760,156
 *Gibson Greetings, Inc................................      71,600           680,200
 *Giga Information Group, Inc..........................      70,000           301,875
 *Giga-Tronics, Inc....................................      35,000           189,219
 *Gilman & Ciocia, Inc.................................      64,000           588,000
 *Gish Biomedical, Inc.................................      74,750           254,617
 Glacier Bancorp, Inc..................................      19,214           333,843
 *Glacier Water Services, Inc..........................      30,600           485,775
 Gleason Corp..........................................     217,700         3,864,175
                                                               SHARES          VALUE+
                                                               ------          ------

 *Glenayre Technologies, Inc...........................      15,100    $       70,545
 *#Gliatech, Inc.......................................      70,400           935,000
 *Global Industrial Technologies, Inc..................      11,500           145,187
 *Global Payment Technologies, Inc.....................      38,700           344,672
 *Global Technologies, Ltd.............................         900             7,031
 *Globe Business Resources, Inc........................      24,900           316,697
 *Globecomm Systems, Inc...............................      13,800           258,319
 Gold Banc Corp........................................      41,800           427,144
 *#Golden Books Family Entertainment, Inc..............      18,500             3,422
 Golden Enterprises, Inc...............................      57,600           163,800
 *#Good Guys, Inc......................................     114,500           937,469
 Gorman-Rupp Co........................................      47,200           843,700
 *Gottschalks, Inc.....................................      97,400           876,600
 *Government Technology Services, Inc..................      55,700           175,803
 *Gradco Systems, Inc..................................     154,986           162,251
 *Graham Corp..........................................      13,450            95,831
 Granite State Bankshares, Inc.........................      42,700           942,069
 Gray Communications Systems, Inc......................      34,100           592,487
 Great Southern Bancorp, Inc...........................      19,100           411,844
 *Green Mountain Coffee, Inc...........................      20,300           183,969
 Green Mountain Power Corp.............................      39,100           334,794
 Green Star Financial Corp.............................       6,400            97,400
 *Greenbriar Corp......................................      34,300            21,437
 Greenbrier Companies, Inc.............................     111,000         1,110,000
 *Griffin Land & Nurseries, Inc. Class A...............      20,800           224,900
 *Griffon Corp.........................................      62,000           476,625
 *Gristede's Sloans, Inc...............................      33,339            75,013
 *Group 1 Software, Inc................................      66,410         1,008,602
 *Grow Biz International, Inc..........................      55,800           240,637
 *Grubb & Ellis Co.....................................     165,952           995,712
 Guarantee Life Companies, Inc.........................      43,800         1,378,331
 Guaranty Federal Bancshares, Inc......................       6,500            72,312
 *Guess, Inc...........................................      49,400           886,112
 *Guest Supply, Inc....................................     107,100         1,526,175
 Guilford Mills, Inc...................................     160,500         1,163,625
 *Guilford Pharmaceuticals, Inc........................     115,000         1,696,250
 *Gulf Island Fabrication, Inc.........................      71,800           661,906
 *Gulfmark Offshore, Inc...............................      53,000           760,219
 *#Gumtech International, Inc..........................      45,500           713,781
 *Gundle/SLT Environmental, Inc........................     129,600           534,600
 *Gymboree Corp........................................     119,100           722,044
 *#HD Vest, Inc........................................      11,600            86,275
 *HEI, Inc.............................................      19,300           119,419
 HF Financial Corp.....................................      21,100           267,706
 *HIE, Inc.............................................     228,300           549,347
 *HMI Industries, Inc..................................      84,200           113,144
 HMN Financial, Inc....................................      31,200           396,825
 *HMT Technology Corp..................................      34,700           125,245
 *HPSC, Inc............................................      74,800           736,312
 *HS Resources, Inc....................................      59,828           774,025
 *HTE, Inc.............................................      22,700            67,391
 Haggar Corp...........................................      54,500           677,844
 *Hagler Bailly, Inc...................................       4,900            26,797
 *Hahn Automotive Warehouse, Inc.......................      36,341            43,155
 Halifax Corp..........................................       8,650            47,034
 *Hall Kinion Associates, Inc..........................      74,400         1,336,875
 Hallmark Capital Corp.................................      13,100           128,953
 *Hallwood Group, Inc..................................       2,653            33,494
 *#Halsey Drug Co., Inc................................     133,422           208,472
 *Hamilton Bancorp, Inc................................      80,000         1,545,000

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Hammons (John Q.) Hotels, Inc. Class A...............      55,700    $      201,912
 *Hampshire Group, Ltd.................................       4,900            43,794
 *Hampton Industries, Inc..............................      47,722           116,322
 Hancock Fabrics, Inc..................................     175,100           700,400
 *Hanger Orthopedic Group, Inc.........................      25,000           256,250
 Harbor Federal Bancorp, Inc...........................         110             1,567
 *Harding Lawson Associates Group, Inc.................      41,700           311,447
 Hardinge Brothers, Inc................................      51,650           705,345
 Harmon Industries, Inc................................      86,350         1,079,375
 *Harolds Stores, Inc..................................      40,937           179,099
 *Harry's Farmers Market, Inc. Class A.................      20,200            18,306
 *Hartmarx Corp........................................     299,500         1,141,844
 *Harvey Entertainment Co..............................      30,000           146,250
 *Hastings Entertainment, Inc..........................      50,000           245,312
 Hastings Manufacturing Co.............................      13,700           131,006
 *Hathaway Corp........................................      34,580            41,064
 *Hauppauge Digital, Inc...............................      12,900           314,034
 *Hauser, Inc..........................................      18,875            45,418
 Haven Bancorp, Inc....................................      62,000         1,003,625
 Haverty Furniture Co., Inc............................      47,200           649,000
 Haverty Furniture Co., Inc. Class A...................      17,000           229,500
 *Hawaii Land & Farming Co., Inc.......................      19,300             6,031
 *Hawaiian Airlines, Inc...............................     246,200           538,562
 *Hawk Corp............................................      65,000           349,375
 *Hawker Pacific Aerospace.............................      37,000           169,969
 Hawkins Chemical, Inc.................................      65,784           544,774
 *Hawthorne Financial Corp.............................      36,900           511,987
 *Headway Corporate Resources, Inc.....................      46,200           171,806
 *Health Management Systems, Inc.......................     104,100           478,209
 *Health Power, Inc....................................      13,700            22,048
 *Health Risk Management, Inc..........................      34,700           236,394
 *Health Systems Design Corp...........................      55,800           296,437
 *Healthcare Recoveries, Inc...........................     105,000           342,891
 *Healthcare Services Group, Inc.......................     118,200           960,375
 *Healthcor Holdings...................................      30,000             1,800
 Healthplan Services Corp..............................     117,998           774,362
 *Healthworld Corp.....................................      45,500           955,500
 *Heartport, Inc.......................................     181,200           900,337
 *Hecla Mining Co......................................      45,000            92,812
 *Hector Communications Corp...........................      21,300           332,812
 Heico Corp............................................      75,598         1,294,616
 Heico Corp. Class A...................................      20,149           293,420
 *Heist (C.H.) Corp....................................      11,700            73,125
 *Hello Direct, Inc....................................      43,500           523,359
 *Helmstar Group, Inc..................................       5,500            22,687
 *Hemasure, Inc........................................      56,400           327,825
 *#Hemispherx Biopharma, Inc...........................      61,200           562,275
 Heritage Financial Corp...............................      31,900           270,153
 *Herley Industries, Inc...............................      20,533           282,970
 *Heska Corp...........................................      97,800           207,825
 *Hi-Shear Technology Corp.............................      37,400           112,200
 *Hi-Tech Pharmacal, Inc...............................      37,500           184,570
 *#Hibbett Sporting Goods, Inc.........................      49,600           644,800
 *High Plains Corp.....................................     137,576           193,466
 *Highlands Insurance Group, Inc.......................      82,300           596,675
 *Highway Master Communications, Inc...................     222,700           528,912
 Hilb Rogal Hamilton Co................................      50,335         1,365,337
 Hingham Institution for Savings MA....................       5,350            79,581
 *Hirsch International Corp. Class A...................      53,900            76,639
                                                               SHARES          VALUE+
                                                               ------          ------

 *Hoenig Group, Inc....................................      41,600    $      412,100
 *Holiday RV Superstores, Inc..........................      30,900           145,809
 Holly Corp............................................      46,100           662,687
 *Hollywood Casino Corp. Class A.......................     213,400           720,225
 *Hologic, Inc.........................................     111,800           600,925
 *Holt's Cigar Holdings, Inc...........................       3,264            14,892
 Home Bancorp..........................................       4,800            97,500
 Home Federal Bancorp..................................      33,300           778,387
 Home Port Bancorp, Inc................................       7,200           191,700
 *Home Products International, Inc.....................      47,500           426,016
 *Homebase, Inc........................................     253,000           869,687
 *#Homegold Financial, Inc.............................      32,600            21,903
 Horizon Financial Corp................................      43,503           437,749
 *Horizon Health Corp..................................      52,000           386,750
 *Horizon Offshore, Inc................................      20,000           125,625
 *Horizon Pharmacies, Inc..............................      21,900            64,331
 *Hospitality Worldwide Services, Inc..................      82,100           225,775
 *Hot Topic, Inc.......................................      28,800         1,273,500
 *Hovnanian Enterprises, Inc. Class A..................     120,900           770,737
 #Howell Corp..........................................     108,200           662,725
 *Howtek, Inc..........................................      37,500            73,828
 *Hub Group, Inc. Class A..............................      55,700           964,306
 *Hudson Hotels Corp...................................       9,500            10,391
 *Hudson Technologies, Inc.............................      25,300            49,809
 Huffy Corp............................................     105,800           694,312
 Hunt Corp.............................................      72,100           594,825
 Huntco, Inc. Class A..................................      41,200            90,125
 *Hurco Companies, Inc.................................      50,000           193,750
 *#Hvide Marine, Inc. Class A..........................      52,300             7,060
 *Hycor Biomedical, Inc................................      69,316           158,127
 *Hypercom Corp........................................      25,000           235,937
 *HyperFeed Technologies, Inc..........................     118,600           617,091
 *Hyseq, Inc...........................................     100,800           680,400
 *I-Stat Corp..........................................      89,500         1,197,062
 *ICF Kaiser International, Inc........................     199,000           111,937
 *ICT Group, Inc.......................................      32,300           395,675
 *ICU Medical, Inc.....................................      75,550         1,159,220
 *IEC Electronics Corp.................................      59,800           138,287
 *IFR Systems, Inc.....................................      95,102           368,520
 *IGI, Inc.............................................      67,300            84,125
 *II-VI, Inc...........................................      59,600         1,035,550
 IMCO Recycling, Inc...................................      28,700           369,512
 ISB Financial Corp. LA................................      42,800           684,800
 *ISOCOR...............................................      81,400         1,892,550
 *ITC Learning Corp....................................      26,300            42,737
 *ITEQ, Inc............................................     182,255           156,625
 *ITI Technologies, Inc................................      70,100         2,098,619
 *ITLA Capital Corp....................................      63,400           929,206
 *IVI Checkmate Corp...................................     106,203           368,392
 *Ibis Technology Corp.................................      35,700         1,448,081
 Ico, Inc..............................................     171,518           265,317
 *Identix, Inc.........................................     108,900           959,681
 *Ikos Systems, Inc....................................      63,250           488,211
 *Il Fornaio (America) Corp............................      30,700           185,639
 *Image Entertainment, Inc.............................     136,600           789,719
 *#Imatron, Inc........................................     266,900           579,673
 *Immucor, Inc.........................................      55,500           686,812
 *Immune Response Corp. DE.............................     170,900           763,709
 *#Immunogen, Inc......................................     106,400           369,075
 *#Immunomedics, Inc...................................     223,200           519,637
 *Impath, Inc..........................................      35,700           796,556
 *Impco Technologies, Inc..............................      32,600           419,725

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Imperial Sugar Co.....................................     199,900    $      799,600
 Independence Holding Co...............................      13,519           153,779
 Independent Bank Corp. MA.............................     131,800         1,799,894
 Independent Bank East.................................      75,085         1,241,249
 Independent Bankshares, Inc...........................       1,182            18,247
 *Individual Investor Group, Inc.......................      30,600            87,019
 Industrial Bancorp, Inc...............................      16,300           283,212
 *Industrial Data Systems Corp.........................      11,500            10,781
 *Industrial Distribution Group, Inc...................      60,000           228,750
 *Industrial Holdings, Inc.............................      79,900           204,744
 *Inference Corp. Class A..............................      60,000           283,125
 *Infinium Software, Inc...............................     113,600           560,900
 *#Infonautics Corp. Class A...........................      47,600           369,644
 *#Information Architects Corp.........................       8,400            36,750
 *Information Management Associates, Inc...............      56,000           224,875
 *Information Resource Engineering, Inc................      38,200           624,331
 *Information Resources, Inc...........................      12,000           119,812
 *Infu-tech, Inc.......................................      14,600            16,425
 *Innerdyne, Inc.......................................     153,800           576,750
 *Innodata Corp........................................       8,349            67,053
 *Innotrac Corp........................................     120,000         1,755,000
 *Innovative Clinical Solutions, Ltd...................      40,600            20,300
 *#Innovative Gaming Corp. of America..................      34,050            58,523
 Innovex, Inc..........................................      28,700           259,197
 *Inprise Corp.........................................       8,500            75,969
 *Input Software, Inc..................................      56,300           256,869
 *Insignia Financial Group, Inc........................     184,000         1,495,000
 *Insite Vision, Inc...................................      95,300           244,206
 *Insituform East, Inc.................................      20,200            32,194
 *Inso Corp............................................     111,500         2,533,141
 *Inspire Insurance Solutions, Inc.....................     137,000           862,672
 Insteel Industries, Inc...............................      65,144           549,652
 *Insurance Auto Auctions, Inc.........................      81,300         1,161,066
 *Insurance Management Solutions, Inc..................     103,000           309,000
 *Integra Lifesciences Corp............................      63,350           398,907
 *Integra, Inc.........................................      41,400            67,275
 *Integral Vision, Inc.................................     105,500           150,008
 *IntegraMed America, Inc..............................       4,900            15,542
 *Integrated Measurement System, Inc...................      55,500           775,266
 *Integrated Silicon Solution, Inc.....................     156,600         1,426,528
 *Intellicall, Inc.....................................      80,807            45,454
 *Intellicorp, Inc.....................................       6,900            11,967
 *Intellidata Technologies Corp........................      63,800           314,016
 *Intelligent Life Corp................................      45,000           195,469
 *Intelligent Systems Corp.............................      27,300            72,516
 *#Intelligroup, Inc...................................      97,000         1,494,406
 *Inter Parfums, Inc...................................      69,000           633,937
 Interchange Financial Services Corp. Saddle Brook.....      35,280           628,425
 *InterDent, Inc.......................................     118,600         1,008,100
 *Interdigital Communications Corp.....................      29,200           295,650
 *Interface Systems, Inc...............................      30,500           426,047
 *Interferon Scientific, Inc...........................      13,680             4,275
 *Interleaf, Inc.......................................      35,600         1,310,525
 *Interlink Electronics................................      44,600         1,333,819
 *Interlinq Software Corp..............................      39,900           173,316
 *Interlott Technologies, Inc..........................      19,500            99,937
 *Intermagnetics General Corp..........................     165,361         1,105,852
 International Aluminum Corp...........................      14,900           367,844
                                                               SHARES          VALUE+
                                                               ------          ------

 *International FiberCom, Inc..........................      14,700    $      104,508
 *#International Microcomputer Software, Inc...........      41,700            93,825
 *International Remote Imaging Systems, Inc............      35,350            24,303
 International Shipholding Corp........................      53,950           728,325
 *International Thoroughbred Breeders, Inc.............      56,650            24,926
 *International Total Services, Inc....................      46,000            61,669
 *Interneuron Pharmaceuticals, Inc.....................      72,400           239,825
 *Interphase Corp......................................      39,200         1,163,750
 *Interpore International..............................      98,200           653,644
 *Interstate National Dealers Services, Inc............      28,500           173,672
 *Intertan, Inc........................................      23,900           572,106
 *Intervisual Books, Inc. Class A......................       5,900            11,062
 *Intevac, Inc.........................................      98,200           386,662
 Investors Title Co....................................      24,000           422,250
 *Invision Technologies, Inc...........................      84,700           341,447
 *Invivo Corp..........................................      25,200           326,025
 *Iomed, Inc...........................................       2,200             8,525
 *Iridex Corp..........................................      39,200           365,050
 Iroquois Bancorp......................................       1,700            31,769
 Isco, Inc.............................................     101,341           508,288
 *Isle of Capri Casinos, Inc...........................     200,500         2,587,703
 *Isolyser Co., Inc....................................     303,025           861,727
 *#Itron, Inc..........................................      53,400           338,756
 *Ivex Packaging Corp..................................      29,600           312,650
 *J & J Snack Foods Corp...............................      68,300         1,287,028
 *J. Alexander's Corp..................................     120,200           368,112
 *J. Jill Group, Inc...................................      71,350           389,080
 *JLM Industries, Inc..................................      32,000           117,000
 *#JMAR Industries, Inc................................      90,500           145,648
 *JPM Co...............................................      54,900           494,100
 *JWGenesis Financial Corp.............................      45,900           740,137
 *Jackpot Enterprises, Inc.............................      64,575           528,708
 Jacksonville Bancorp, Inc.............................      14,500           223,844
 *Jaclyn, Inc..........................................      23,227            65,326
 *Jaco Electronics, Inc................................      28,473           105,884
 *Jacobson Stores, Inc.................................      49,700           343,241
 *Jan Bell Marketing, Inc..............................     224,900           632,531
 *Jason, Inc...........................................     128,000           960,000
 *Javelin Systems, Inc.................................      75,700           870,550
 Jeffbanks, Inc........................................      22,645           684,304
 Jefferson Savings Bancorp, Inc........................      80,000           960,000
 *Jennifer Convertibles, Inc...........................      41,000            85,844
 *Johnson Worldwide Associates, Inc. Class A...........      64,000           503,000
 *Johnston Industries, Inc.............................     197,813           309,083
 *Jos. A. Bank Clothiers, Inc..........................      47,900           131,725
 *Joule, Inc...........................................      42,100            81,569
 *Jps Packaging Company................................      19,250            56,547
 *#Just for Feet, Inc..................................      50,800            63,500
 *#K-Tel International, Inc............................      48,200           317,819
 *K-Tron International, Inc............................      63,400           899,487
 K2, Inc...............................................     106,570           785,954
 *KBK Capital Corp.....................................      30,000           146,250
 KCS Energy, Inc.......................................      52,100            39,075
 *#KFX, Inc............................................      73,700            78,306
 *KLLM Transport Services, Inc.........................      37,400           236,672
 *KTI, Inc.............................................      38,519           317,782
 *KVH Industries, Inc..................................      20,200            62,178

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Kaiser Ventures, Inc.................................      84,800    $    1,171,300
 *Kaneb Services, Inc..................................     235,600         1,030,750
 Kankakee Bancorp, Inc.................................       1,500            34,687
 *Kasper A.S.L., Ltd...................................      27,900            81,956
 Katy Industries, Inc..................................      62,700           658,350
 Kaye Group, Inc.......................................      42,000           362,250
 Keithley Instruments, Inc.............................      21,800           448,262
 *Kellstrom Industries, Inc............................      28,700           252,022
 Kenan Transport Co....................................         200             6,575
 *Kendle International, Inc............................      27,600           224,250
 *Kennedy-Wilson, Inc..................................      47,900           362,244
 *Kensey Nash Corp.....................................      59,800           779,269
 *Kent Financial Services, Inc.........................      28,556           109,762
 *Kentucky Electric Steel, Inc.........................      15,700            45,628
 Kentucky First Bancorp, Inc...........................       4,500            46,125
 *#Keravision, Inc.....................................      79,300           706,266
 *Kevco, Inc...........................................      59,600           173,212
 Kewaunee Scientific Corp..............................      20,400           207,825
 *Key Production Co., Inc..............................      88,661           720,371
 *Key Technology, Inc..................................      29,300           220,666
 *Key Tronic Corp......................................     129,100           540,606
 *Keystone Automotive Industries, Inc..................      90,000           517,500
 *Keystone Consolidated Industries, Inc................      88,600           348,862
 *Kimmins Corp.........................................      10,833             4,232
 *Kinark Corp..........................................      52,800            66,000
 *Kinnard Investment, Inc..............................      35,800           204,731
 *Kit Manufacturing Co.................................      12,000            57,000
 *Kitty Hawk, Inc......................................      66,200           517,187
 Klamath First Bancorp, Inc............................      61,700           701,837
 Knape & Vogt Manufacturing Co.........................      27,899           421,101
 *Knight Transportation, Inc...........................      41,200           575,512
 *Koala Corp...........................................      31,800           456,131
 Kollmorgen Corp.......................................      54,800           500,050
 *Komag, Inc...........................................     248,200           581,719
 *Koss Corp............................................      52,000           776,750
 *Krug International Corp..............................      33,465            43,923
 *LBP, Inc.............................................      27,800            92,522
 *LCC International, Inc. Class A......................      62,500           896,484
 *LLEX Oncology, Inc...................................      75,300         1,313,044
 *LLX Resorts, Inc.....................................      13,400            25,962
 LSB Bancshares, Inc. NC...............................      30,190           539,646
 LSB Industries, Inc...................................     109,200            85,312
 LSI Industries, Inc...................................     143,403         3,464,079
 *LaBarge, Inc.........................................     221,650           277,062
 LaCrosse Footwear, Inc................................      14,200            85,200
 LabOne, Inc...........................................      45,800           352,087
 *Labtec, Inc..........................................      12,466            48,306
 *Laclede Steel Co.....................................      25,450            11,134
 *Ladd Furniture, Inc..................................      62,633         1,325,079
 *Ladish Co., Inc......................................      80,000           548,750
 *Lakeland Industries, Inc.............................      22,500            92,812
 *Lakes Gaming, Inc....................................       8,400            72,187
 *Lamson & Sessions Co.................................     143,800           754,950
 *Lancer Corp..........................................      99,225           533,334
 *Landair Corp.........................................      50,100           253,631
 Landauer, Inc.........................................      76,800         1,900,800
 *Landec Corp..........................................     110,100           688,125
 *Landrys Seafood Restaurants, Inc.....................      28,100           248,070
 *Larscom, Inc.........................................      27,000           120,656
 *LaserSight Corporation...............................      59,700           763,041
 Lawrence Savings Bank MA..............................       7,700            62,322
                                                               SHARES          VALUE+
                                                               ------          ------

 Lawson Products, Inc..................................       4,900    $      112,241
 *Layne Christensen Co.................................      88,700           598,725
 *Lazare Kaplan International, Inc.....................      72,800           564,200
 *Leapnet, Inc.........................................      49,800           271,566
 *Learn2.com, Inc......................................     151,057           455,531
 *Lechters, Inc........................................     137,600           215,000
 *Lecroy Corp..........................................      49,200           688,800
 *Lectec Corp..........................................      19,180            43,754
 Lesco, Inc............................................      87,100         1,309,222
 *LeukoSite, Inc.......................................      62,000         2,532,312
 *#Level 8 Systems, Inc................................      69,800         1,450,531
 *Lexington Global Asset Managers, Inc.................      20,100            55,275
 Liberty Bancorp, Inc..................................       3,600            23,287
 Liberty Homes, Inc. Class A...........................         200             1,644
 *Life Financial Corp..................................      16,500            65,742
 *Lifecell Corp........................................      18,000            95,625
 *Lifecore Biomedical, Inc.............................     108,400         1,676,812
 *Lifeline Systems, Inc................................      34,000           518,500
 *Lifemark Corporation.................................      20,133            67,634
 Lifetime Hoan Corp....................................      89,302           454,882
 *Lightbridge, Inc.....................................       9,400           190,350
 Lillian Vernon Corp...................................      62,600           751,200
 *Lindal Cedar Homes, Inc..............................      40,777           103,854
 Lindberg Corp.........................................      53,200           465,500
 Lindsay Manufacturer Co...............................      42,500           714,531
 Liqui Box Corp........................................      13,400           728,625
 *Lithia Motors, Inc. Class A..........................      43,900           831,356
 *Littlefield, Adams & Co..............................      16,577             9,584
 *Lodgenet Entertainment Corp..........................      93,600         1,681,875
 *Lodgian, Inc.........................................     180,000         1,035,000
 *Loehmanns, Inc.......................................      75,000             6,750
 *Logic Devices, Inc...................................      49,300           109,384
 *Logility, Inc........................................      67,500           487,266
 *Lojack Corp..........................................     124,600           969,544
 *Loronix Information Systems, Inc.....................      27,400           536,869
 Lufkin Industries, Inc................................      41,600           579,800
 *Lumisy, Inc..........................................      67,200           214,200
 *Lunar Corp...........................................      83,100           579,103
 *Lund International Holdings, Inc.....................      15,800           106,156
 *Lydall, Inc. DE......................................     134,500         1,202,094
 *Lynch Corp...........................................      29,600           673,400
 *Lynch Interactive Corp...............................      29,600         2,020,200
 *Lynx Therapeutics, Inc...............................      19,000           218,500
 *M.H. Meyerson & Co., Inc.............................      44,850           192,014
 *MAI Systems Corp.....................................      87,207            59,955
 *MB Financial, Inc....................................      13,600           177,225
 MFB Corp..............................................       7,000           129,063
 *MFRI, Inc............................................      30,800           136,675
 *MGI Pharma, Inc......................................     146,200         1,859,481
 MI Schottenstein Homes, Inc...........................      73,000         1,149,750
 *MIM Corp.............................................      53,900           117,906
 MMI Companies, Inc....................................      23,500            95,469
 MOCON, Inc............................................      84,975           592,170
 *MS Carriers, Inc.....................................      14,100           369,244
 *MSC Software Corp....................................     124,600         1,043,525
 MTS Systems Corp......................................      74,647           747,636
 MYR Group, Inc........................................      65,333         1,216,827
 *Mac-Gray Corp........................................     104,000           409,500
 *Mackie Designs, Inc..................................     107,900           566,475
 *Madden (Steven), Ltd.................................      93,500         1,189,203
 *Made2Manage Systems, Inc.............................      24,700           169,041

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Magainin Pharmaceuticals, Inc........................     215,000    $      325,859
 *Magellan Health Services, Inc........................     134,000           837,500
 *Magnum Hunter Resources, Inc.........................     182,500           581,719
 *Main Street & Main, Inc..............................      61,075           208,037
 Maine Public Service Co...............................      32,700           584,512
 *Mallon Resources Corp................................      42,475           254,850
 *Manatron, Inc........................................         115               625
 *Manchester Equipment Co., Inc........................      29,800            94,056
 *Manhattan Associates, Inc............................      45,300           237,825
 *Manugistic Group, Inc................................      66,000         1,109,625
 *Mapics, Inc..........................................     174,900         1,656,084
 *Mapinfo Corp.........................................      46,000         1,101,125
 *Marine Transport Corp................................      51,000           135,469
 *Marisa Christina, Inc................................      72,200           133,119
 Maritrans, Inc........................................      89,000           495,062
 *MarkWest Hydrocarbon, Inc............................      56,500           310,750
 *Marlton Technologies, Inc............................      62,300           116,813
 Marsh Supermarkets, Inc. Class A......................      17,700           243,375
 Marsh Supermarkets, Inc. Class B......................      23,400           244,238
 *Martek Biosciences Corp..............................      86,700           904,931
 *Marten Transport, Ltd................................      52,800           615,450
 Massbank Corp. Reading, MA............................      18,700           610,088
 *Matec Corp...........................................      23,800           124,950
 *Material Sciences Corp...............................     135,167         1,478,389
 *Mathsoft, Inc........................................      40,100           137,217
 *Matlack Systems, Inc.................................      75,650           297,872
 *Matria Healthcare, Inc...............................     265,700         1,033,739
 *Matritech, Inc.......................................     192,300           621,970
 *Matrix Bancorp, Inc..................................       8,600           124,969
 *Matrix Pharmaceutical, Inc...........................     169,300           878,244
 *Matrix Service Co....................................      83,600           381,425
 *Matthews Studio Equipment Group......................      50,600           183,425
 *Mattson Technology, Inc..............................     125,000         2,023,438
 *Maverick Tube Corp...................................      75,700         1,625,184
 *Max & Ermas Restaurants, Inc.........................      19,257           131,188
 *Maxco, Inc...........................................      18,000           148,781
 *Maxicare Health Plans, Inc...........................      99,800           321,231
 *Maxim Group, Inc.....................................      76,600           430,875
 *#Maxim Pharmaceuticals, Inc..........................      63,800           901,175
 *Maxwell Shoe Company, Inc............................      66,000           573,375
 *Maxwell Technologies, Inc............................      61,992           672,226
 Mayflower Co-Operative Bank Middleboro................         300             4,031
 *Maynard Oil Co.......................................     103,200         1,170,675
 *Mays (J.W.), Inc.....................................       2,700            14,892
 *Mazel Stores, Inc....................................      49,000           465,500
 *McClain Industries, Inc..............................      91,066           500,863
 McGrath Rent Corp.....................................      52,800           952,050
 *McMoran Exploration Co...............................       2,100            45,806
 *McNaughton Apparel Group, Inc........................      62,500           441,406
 *McWhorter Technologies, Inc..........................      86,000         1,182,500
 *Meade Instruments Corp...............................      40,600         1,237,031
 *Meadow Valley Corp...................................      14,800            56,888
 Meadowbrook Insurance Group, Inc......................      75,000           445,313
 *Measurement Specialties, Inc.........................      21,750           388,781
 *Mechanical Dynamics, Inc.............................      35,400           161,513
 *Mecon, Inc...........................................      66,200           713,719
 *Medarex, Inc.........................................     236,900         2,709,544
 *Medco Research, Inc..................................      63,300         1,685,363
 Medford Bancorp, Inc..................................      75,800         1,269,650
 *Media 100, Inc.......................................      82,600         1,153,819
 *Media Arts Group, Inc................................     103,500           401,063
                                                               SHARES          VALUE+
                                                               ------          ------

 *Medialink Worldwide, Inc.............................      44,400    $      266,400
 *Medical Action Industries, Inc.......................      60,300           197,859
 *Medical Alliance, Inc................................      53,800           100,034
 *Medical Graphics Corp................................      19,050            34,528
 *Medical Resources, Inc...............................      40,175            23,226
 *Medicalcontrol, Inc..................................      21,700           135,625
 *Medicore, Inc........................................      47,500            68,281
 *#Medplus, Inc........................................      50,700           215,475
 *Medstone International, Inc..........................      43,700           260,152
 Merchants Bancorp, Inc................................      20,000           648,750
 Merchants Bancshares, Inc.............................      26,700           602,419
 Merchants Group, Inc..................................      12,300           279,825
 *Mercury Air Group, Inc...............................      49,965           399,720
 Meridian Diagnostics, Inc.............................     129,454           954,723
 Meridian Insurance Group, Inc.........................      31,370           484,274
 *Meridian Medical Technology, Inc.....................      18,000            99,563
 *Meridian Resource Corp...............................     433,272         1,597,691
 *Merisel, Inc.........................................     240,800           398,825
 *Merit Medical Systems, Inc...........................      53,150           352,119
 *Merix Corp...........................................      48,000           580,500
 *Merrimac Industries, Inc.............................      13,565           105,129
 *Mesa Air Group, Inc..................................     243,500         1,232,719
 *Mesa Labs, Inc.......................................      26,300            97,803
 *Mesaba Holdings, Inc.................................      34,050           420,305
 *Mestek, Inc..........................................     118,750         2,211,719
 *Meta Group, Inc......................................      16,800           278,250
 *Metacreations Corp...................................     141,200           992,813
 *Metal Management, Inc................................     162,606           373,486
 *Metatec Corp. Class A................................      65,100           168,853
 *Met-Coil Systems Corp................................      27,500           166,719
 Met-Pro Corp..........................................     151,665         1,583,003
 *Metricom, Inc........................................      18,900         1,117,463
 *Metrika System Corp..................................      24,000           148,500
 *Metro One Telecommunications, Inc....................      69,100           695,319
 *Metrocall, Inc.......................................     280,263           578,042
 *Metrologic Instruments, Inc..........................      57,300           784,294
 *Metrotrans Corp......................................       7,000             3,990
 Metrowest Bank MA.....................................      99,500           621,875
 *Michael Anthony Jewelers, Inc........................      74,300           232,188
 *Micro Component Technology, Inc......................       9,000            41,906
 *Micro Linear Corp....................................      98,000           698,250
 *Microage, Inc........................................     106,100           314,984
 *Microcide Pharmaceuticals, Inc.......................      53,200           386,531
 MicroFinancial, Inc...................................      28,000           316,750
 *Micrografx, Inc......................................      89,800           434,969
 *Micros to Mainframes, Inc............................      22,300            96,517
 *Microsemi Corp.......................................     135,875         1,048,785
 *Microtest, Inc.......................................      64,200           445,388
 *Micro-Therapeutics, Inc..............................      30,900           290,653
 *Microtouch Systems, Inc..............................      71,200         1,061,325
 *Microware Systems Corp...............................      62,900           367,572
 *Microwave Power Dynamics, Inc........................      85,500           650,602
 Mid America Banccorp..................................      32,964           945,655
 Midcoast Energy Resources, Inc........................      27,050           507,188
 *Middleby Corp........................................      93,600           494,325
 Middlesex Water Co....................................      20,400           714,638
 Midland Co............................................      44,100         1,019,813
 *Midway Airlines Corp.................................      64,200           479,494
 *Midwest Grain Products, Inc..........................      54,900           468,366
 Mikasa, Inc...........................................      21,100           229,463
 *Mikohn Gaming Corp...................................      50,150           257,019
 *Miller Building Systems, Inc.........................      72,800           409,500

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Miller Industries, Inc...............................     119,000    $      290,063
 *Miltope Group, Inc...................................      44,000            32,313
 Minntech Corp.........................................      49,430           475,769
 Minuteman International, Inc..........................      15,400           150,150
 *#Miravant Medical Technologies.......................      26,500           364,375
 Mississippi Chemical Corp.............................      70,000           371,875
 *Mitcham Industries, Inc..............................      57,700           225,391
 *Mity-Lite, Inc.......................................      42,150           740,259
 Mobile America Corp...................................      43,300            93,366
 *Mobile Mini, Inc.....................................      56,200           967,694
 *Mobius Management Systems, Inc.......................     133,400           819,159
 *Modtech Holdings, Inc................................      76,445           561,393
 *Molecular Biosystems, Inc............................     160,700           210,919
 *Molecular Devices Corp...............................      41,100         1,245,844
 *Monarch Casino and Resort, Inc.......................      82,100           474,641
 *Monarch Dental Corp..................................      89,800           179,600
 *Monro Muffler Brake, Inc.............................      46,683           329,699
 Monterey Bay Bancorp, Inc.............................      21,125           265,383
 *Monterey Pasta Co....................................      65,400           241,163
 *Moore Handley, Inc...................................       1,500             2,297
 *Moore Medical Corp...................................      25,100           199,231
 Moore Products Co.....................................      21,900           737,072
 Morrison Management Specialists, Inc..................       2,000            42,000
 *Morrow Snowboards, Inc...............................      12,000             3,600
 *Morton Industrial Group, Inc. Class A................      22,645            79,258
 *Morton's Restaurant Group, Inc.......................      54,900           820,069
 *#Mossimo, Inc........................................     149,750         1,160,563
 *Mother's Work, Inc...................................      33,500           362,219
 *Motor Car Parts & Accessories, Inc...................      46,500            67,156
 *Motor Club of America................................      20,500           202,438
 Movado Group, Inc.....................................      65,575         1,561,505
 *Movie Gallery, Inc...................................     110,000           453,750
 Mueller (Paul) Co.....................................      26,700           864,413
 *Multi Color Corp.....................................      12,100            79,028
 *Multigraphics, Inc...................................       3,400             3,825
 *Multiple Zones International, Inc....................     115,500         1,192,898
 *Myriad Genetics, Inc.................................      61,600         2,038,575
 *N & F Worldwide Corp.................................     138,400           761,200
 *NABI, Inc............................................     300,086         1,378,520
 NBT Bancorp...........................................      56,192           958,791
 *#NCS Healthcare, Inc.................................     102,600           274,134
 *NMT Medical, Inc.....................................      85,500           179,016
 NN Ball & Roller, Inc.................................     143,300           958,319
 *NPS Pharmaceuticals, Inc.............................      86,200           514,506
 *NS Group, Inc........................................     158,000         1,639,250
 *NTN Communications, Inc..............................      58,791           231,490
 *NYFIX, Inc...........................................      89,200         2,397,250
 *Nanometrics, Inc.....................................      57,200         1,283,425
 *Napco Security Systems, Inc..........................      64,100           232,363
 *Napro Biotherapeutics, Inc...........................      91,100           254,795
 Nash Finch Co.........................................      72,200           521,194
 *Nashua Corp..........................................      47,000           346,625
 *Nastech Pharmaceutical Co., Inc......................      54,800           107,031
 *Nathans Famous, Inc..................................      30,400           102,125
 *National Beverage Corp...............................      87,100           707,688
 National City Bancorp.................................      51,049         1,001,837
 *National Dentex Corp.................................      37,000           635,938
 *National Home Centers, Inc...........................      60,000            74,063
 *National Home Health Care Corp.......................      22,283            94,006
 *National Record Mart, Inc............................      35,200           141,350
 *National Research Corp...............................      45,200           200,575
                                                               SHARES          VALUE+
                                                               ------          ------

 *National RV Holdings, Inc............................      80,550    $    1,500,244
 National Security Group, Inc..........................      10,500           131,250
 *National Standard Co.................................      96,500           373,938
 National Technical Systems, Inc.......................      58,384           222,589
 *National Techteam, Inc...............................     117,300           465,534
 *Natrol, Inc..........................................      40,000           320,000
 *Natural Alternatives International, Inc..............      51,800           176,444
 *Natural Microsystems Corp............................      67,400         2,451,675
 *Natural Wonders, Inc.................................      61,300            93,866
 Natures Sunshine Products, Inc........................     138,500         1,164,266
 *Navarre Corp.........................................      70,300           529,447
 *Navigant International, Inc..........................      27,400           255,163
 *Navigators Group, Inc................................      21,620           259,440
 *Neff Corp. Class A...................................     100,000           862,500
 Nelson (Thomas), Inc..................................      76,100           675,388
 *Neogen Corp..........................................      36,800           231,725
 *Neopharm, Inc........................................      97,800         1,625,925
 *Neorx Corp...........................................     167,200           318,725
 *Neose Technologies, Inc..............................      79,300         1,204,369
 *#Neotherapeutics, Inc................................      38,200           453,625
 *Netmanage, Inc.......................................     299,077         1,490,712
 *NetMoves Corporation.................................      83,300           452,944
 *NetOptix Corp........................................      73,600         2,635,800
 *#Netrix Corp.........................................      92,200           832,681
 *Netspeak Corp........................................      80,600         1,307,231
 *Network Computing Devices, Inc.......................     133,500           863,578
 *Network Equipment Technologies, Inc..................      99,000         1,218,938
 *Network Peripherals, Inc.............................      69,200         2,385,238
 *Network Six, Inc.....................................         775             2,858
 *Neurobiological Technologies, Inc....................      14,600            48,819
 *Neurocrine Biosciences, Inc..........................      95,700         1,253,072
 *Neurogen Corp........................................      55,600           816,625
 *New American Healthcare Corp.........................       9,800             4,900
 *New Brunswick Scientific Co., Inc....................      45,419           249,805
 *New Century Financial Corp...........................      74,400         1,167,150
 New England Community Bancorp, Inc. Class A...........      43,360         1,223,565
 New Hampshire Thrift BancShares, Inc..................         600             7,763
 *New Horizons Worldwide, Inc..........................      71,750           986,563
 *New Mexico & Arizona Land Co.........................      59,482           304,845
 *Newcor, Inc..........................................      86,126           220,698
 Newmil Bancorp, Inc...................................      44,200           563,550
 Newport Corp..........................................      76,000         1,938,000
 *Newsedge Corp........................................     124,400         1,251,775
 *Nexthealth, Inc......................................      26,700            37,547
 *Niagara Corp.........................................      62,400           290,550
 *Nitches, Inc.........................................      10,194            34,405
 *Nobel Learning Communities, Inc......................      43,150           347,897
 *Nobility Homes.......................................      39,082           228,385
 *Noel Group, Inc......................................      43,600            29,059
 Noland Co.............................................         500             9,094
 *Noodle Kidoodle, Inc.................................      65,000           457,031
 *Norstan, Inc.........................................      90,400           649,750
 *North American Scientific, Inc.......................      52,900           464,528
 North Central Bancshares, Inc.........................      15,500           257,688
 *North Face, Inc......................................      78,100           412,466
 Northeast Bancorp.....................................      10,400            83,200
 Northern Technologies International...................      22,600           144,075
 *Northfield Laboratories, Inc.........................      94,100         1,120,378
 Northland Cranberries, Inc. Class A...................     111,400           657,956

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Northrim Bank.........................................      11,460    $      113,347
 *Northwest Pipe Co....................................      46,100           576,250
 *Northwest Teleproductions, Inc.......................      15,800             6,913
 *Novadigm, Inc........................................     114,000         1,966,500
 *Novametrix Medical Systems, Inc......................      61,600           246,400
 *Novavax, Inc.........................................     105,500           514,313
 *Noven Pharmaceuticals, Inc...........................     162,800         2,106,225
 *Novitron International, Inc..........................       4,712            14,357
 *Nstor Technology.....................................      23,700            44,438
 *Nu Horizons Electronics Corp.........................      74,606           676,117
 *#Number Nine Visual Technology Corp..................      50,400            48,038
 *Numerex Corp. Class A................................      40,200           267,581
 *Nutramax Products, Inc...............................      44,000            49,500
 *#Nutrition for Life International, Inc...............       1,400             3,741
 Nymagic, Inc..........................................      62,700           901,313
 *O'Charleys, Inc......................................      93,075         1,233,244
 *O'Sullivan Industries Holdings, Inc..................     133,400         2,284,475
 *O.I. Corp............................................      21,900            93,075
 *OAO Technology Solutions, Inc........................      50,900           198,828
 *ODS Networks, Inc....................................      86,600           709,038
 OEA, Inc..............................................      30,900           168,019
 *OMNI Energy Services Corp............................      32,900            52,434
 *ORBIT/FR, Inc........................................       7,900            23,206
 *OSI Pharmaceutical, Inc..............................     155,600           799,881
 *OSI Systems, Inc.....................................      24,900           109,716
 *OTR Express, Inc.....................................      16,600            33,200
 Oak Hill Financial, Inc...............................      10,900           190,069
 *Oak Technology, Inc..................................     264,800         1,704,650
 Oakwood Homes Corp....................................     405,000         1,215,000
 *Object Design, Inc...................................     226,000         1,560,813
 *Objective Systems Integrators, Inc...................     296,537         1,181,515
 *Odwalla, Inc.........................................      32,600           168,094
 Oglebay Norton Co.....................................      50,000         1,104,688
 Ohio Art Co...........................................       3,400            69,275
 Oil-Dri Corp. of America..............................      60,900           902,081
 *Old Dominion Freight Lines, Inc......................      71,800           910,963
 *Olympic Steel, Inc...................................      94,000           472,938
 *Omega Protein Corp...................................      97,500           255,938
 *Omega Research, Inc..................................     103,500           595,125
 *Omega Worldwide, Inc.................................      65,000           245,781
 *Omni Nutraceuticals, Inc.............................     128,700           245,334
 *Omtool, Ltd..........................................     111,500           331,016
 *On Assignment, Inc...................................      30,800           865,288
 *#On Technology Corp..................................      42,000           376,031
 *On-Point Technology Systems, Inc.....................      76,800           171,600
 *One Price Clothing Stores, Inc.......................      81,700           217,016
 *Onhealth Network Company.............................      65,000           566,719
 *Ontrack Data International, Inc......................      78,700           843,566
 *Onyx Acceptance Corp.................................      40,400           297,950
 *Onyx Pharmacueticals, Inc............................      65,400           559,988
 *Openroute Networks, Inc..............................      19,300           170,684
 *Opinion Research Corp................................      15,500           106,563
 *Opta Food Ingredients, Inc...........................      93,600           289,575
 *Opti, Inc............................................      69,600           243,600
 *Optika Imaging Systems, Inc..........................      58,500           307,125
 *Option Care, Inc.....................................      14,900            49,822
 *Orbit International Corp.............................       9,333            11,521
 Oregon Steel Mills, Inc...............................      15,000           121,875
 Oregon Trail Financial Corp...........................      11,000           122,719
 *Oriole Homes Corp. Class A Convertible...............      66,300           157,463
                                                               SHARES          VALUE+
                                                               ------          ------

 *Oriole Homes Corp. Class B...........................      23,000    $       28,750
 *Orleans Homebuilders, Inc............................     101,400           148,931
 *Oroamerica, Inc......................................      53,300           371,434
 *Orphan Medical, Inc..................................      51,600           316,050
 *Ortel Corp...........................................      73,000         4,644,625
 *Orthologic Corp......................................     165,500           408,578
 *Oshman's Sporting Goods, Inc.........................      50,200            84,713
 *Osicom Technologies, Inc.............................      49,200           973,238
 *Osmonics, Inc........................................      88,200           793,800
 Ottawa Financial Corp.................................      32,430           643,533
 *Outlook Group Corp...................................      37,900           172,919
 *Outsource International, Inc.........................      51,000            47,016
 *Overland Data........................................      19,600           131,688
 Owosso Corp...........................................      50,000           184,375
 Oxford Industries, Inc................................      36,100           769,381
 *#Oxigene, Inc........................................      87,500         1,416,406
 *P&F Industries, Inc. Class A.........................         600             4,266
 *PAM Transportation Services, Inc.....................      41,150           425,645
 *PBOC Holdings, Inc...................................       9,000            74,813
 *PC Service Source, Inc...............................      43,400           111,213
 *PCD, Inc.............................................       5,000            40,938
 *PJ America, Inc......................................      44,500           712,000
 *PLM International, Inc...............................      55,700           316,794
 *PMR Corp.............................................      63,400           140,669
 *PPT Vision, Inc......................................      46,200           140,044
 *PS Group Holdings, Inc...............................       2,700            28,350
 *PSC, Inc.............................................      89,800           651,050
 *PSW Technologies, Inc................................      88,200         1,041,863
 PXRE Group, Ltd.......................................      13,400           165,825
 *Packaged Ice, Inc....................................      35,000           123,594
 *#Palatin Technologies, Inc...........................         875             3,172
 *Pameco Corp..........................................      40,700           175,519
 Pamrapo Bancorp, Inc..................................      17,000           378,250
 *Panavision, Inc......................................      13,000            60,938
 *Pancho's Mexican Buffet, Inc.........................      15,866            44,375
 *Panera Bread CO......................................      88,400           701,675
 *Panja, Inc...........................................      59,300           974,744
 *Par Technology Corp..................................      81,800           414,113
 *Parallel Petroleum Corp..............................      81,800           166,156
 *Paravant, Inc........................................      21,100            56,047
 Paris Corp............................................         200               394
 *Park-Ohio Holdings Corp..............................     141,225         1,668,220
 Parkvale Financial Corp...............................      69,195         1,245,510
 *Parlex Corp..........................................      38,850           733,294
 *Parlux Fragrances, Inc...............................     108,200           398,988
 *Pathogenesis Corp....................................       5,600           108,850
 *Patient Infosy.......................................       4,900             8,881
 Patina Oil & Gas Corp.................................     127,389           907,647
 Patrick Industries, Inc...............................      46,050           555,478
 *Paul Harris Stores, Inc..............................      88,075           284,868
 Paula Financial, Inc..................................      29,800           183,456
 *Paul-Son Gaming Corp.................................      32,500           211,250
 *Payless Cashways, Inc................................       2,121             3,447
 *Peapod, Inc..........................................     101,800           887,569
 *Pediatric Services of America, Inc...................      51,200            53,600
 *Pediatrix Medical Group, Inc.........................      10,500            81,375
 Peerless Manufacturing Co.............................       9,250           105,797
 *Pegasystems, Inc.....................................      15,000           111,797
 Penford Corp..........................................      38,500           577,500
 Penn Engineering & Manufacturing Corp. Class A........      33,600           743,400

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Penn Engineering & Manufacturing Corp. Non-voting.....     100,800    $    2,457,000
 *Penn National Gaming, Inc............................      92,400           711,769
 *#Penn Traffic Company................................         922             7,030
 *Penn Treaty American Corp............................      62,500           992,188
 Penn Virginia Corp....................................      74,200         1,330,963
 Penn-America Group, Inc...............................      75,000           600,000
 Pennfed Financial Services, Inc.......................      52,000           817,375
 *Pentacon, Inc........................................      54,500           153,281
 *Penwest Pharmaceuticals Company......................      48,150           648,520
 Peoples Bancorp, Inc..................................         400             6,313
 Peoples Bancshares, Inc. Massachusetts................      28,245           556,956
 *Perceptron, Inc......................................      65,350           286,927
 *Performance Technologies, Inc........................      81,525         1,661,072
 *Perfumania, Inc......................................      20,800            74,750
 *Pericom Semiconductor Corp...........................      34,200           796,219
 *Perini Corp..........................................      41,100           161,831
 *Perry Ellis International, Inc.......................      48,100           547,138
 *Petco Animal Supplies, Inc...........................      33,400           463,425
 *Petrocorp, Inc.......................................      37,100           229,556
 *Petroglyph Energy, Inc...............................      22,300            52,963
 *Petroleum Development Corp...........................     126,300           538,748
 *Pharmaceutical Resources, Inc........................     153,855           923,130
 *Pharmacopeia, Inc....................................     115,400         1,983,438
 *Pharmanetics, Inc....................................      64,100           398,622
 *Pharmchem Laboratories, Inc..........................      47,800           152,363
 *Phar-Mor, Inc........................................      96,900           249,820
 *#Pharmos Corp........................................      88,000           127,875
 *Philadelphia Consolidated Holding Corp...............      55,000           807,813
 *Phillips (R.H.), Inc.................................      18,000            50,344
 Phillips-Van Heusen Corp..............................     120,800         1,026,800
 *Phoenix Gold International, Inc......................      13,500            38,391
 *Phoenix International Life Sciences, Inc.............       3,410            19,075
 *Phoenix International, Ltd...........................      67,350           273,609
 *Phoenix Technologies, Ltd............................      47,230           675,979
 *Photo Control Corp...................................       1,000             2,375
 *Photon Dynamics, Inc.................................      62,500         2,386,719
 Piccadilly Cafeterias, Inc............................      84,200           426,263
 *Pico Holdings, Inc...................................      17,711           269,539
 #Piedmont Bancorp, Inc................................       1,450            11,600
 *Piercing Pagoda, Inc.................................      71,200           930,050
 Pinnacle Bancshares, Inc..............................         700             6,300
 *Pinnacle Global Group, Inc...........................       4,950            26,606
 Pitt-Des Moines, Inc..................................      72,900         1,763,269
 Pittston Co. Burlington Group.........................     155,900         1,481,050
 Pittston Co. Minerals Group...........................      72,200            81,225
 Pizza Inn, Inc........................................       3,000            10,828
 *Planar Systems, Inc..................................      86,100           559,650
 *Plasma-Therm, Inc....................................     103,600           857,938
 *#Play By Play Toys and Novelties, Inc................      57,800           170,691
 *Playcore, Inc........................................      50,957           452,243
 *Players International, Inc...........................     225,200         1,752,338
 *Plymouth Rubber, Inc. Class A........................         900             7,538
 *Plymouth Rubber, Inc. Class B non-voting.............           5                34
 Pocahontas Bancorp, Inc...............................      18,400           117,300
 *Polymedica Industries, Inc...........................      44,150           780,903
 *Polyvision Corp......................................      17,000            32,938
 *Pomeroy Computer Resource, Inc.......................     101,242         1,268,689
                                                               SHARES          VALUE+
                                                               ------          ------

 Pope & Talbot, Inc....................................     107,800    $    1,286,863
 *Porta Systems Corp...................................      51,930            48,684
 *#Possis Medical, Inc.................................     114,400           961,675
 *Powell Industries, Inc...............................      46,100           352,953
 *Powercerv Corp.......................................     115,700           300,097
 *Power-One, Inc.......................................      17,700           414,844
 *Praegitzer Industries, Inc...........................      91,000           499,078
 *Prandium, Inc........................................     216,111            37,279
 *Precision Response, Corp.............................      52,800         1,158,300
 *Precision Standard, Inc..............................         250             2,438
 *#Premier Laser Systems, Inc. Class A.................      47,300            84,992
 Premier National Bancorp..............................      48,397           852,997
 *Premisys Communications, Inc.........................      54,800           543,719
 *Premiumwear, Inc.....................................      13,295            69,799
 *Presstek, Inc........................................       9,100           100,669
 *Prima Energy Corp....................................      26,700           674,175
 *Prime Medical Services, Inc..........................     153,000         1,448,719
 Primesource Corp......................................      24,843           150,611
 *Primix Solutions, Inc................................      20,200           176,434
 *Printrak International, Inc..........................     100,400           781,238
 *Printronix, Inc......................................      67,050         1,160,803
 *Printware, Inc.......................................       7,800            17,184
 *#Procept, Inc........................................       3,063             5,935
 *Procom Technology, Inc...............................      84,000         2,651,250
 Professional Bancorp, Inc.............................      10,720           101,840
 *Programmers Paradise, Inc............................      35,300           236,069
 Progress Financial Corp...............................      34,827           454,928
 *ProMedCo Management Company..........................     181,800           377,803
 *Prophet 21, Inc......................................       9,000            69,469
 *Protocol Systems, Inc................................      72,600           573,994
 Provena Foods, Inc....................................         200               513
 Providence & Worcester Railroad Co....................       6,500            61,750
 Providence Energy Corp................................      61,950         2,338,613
 *Provident American Corp..............................      83,600         2,521,063
 *Provident Financial Holdings, Inc....................      17,200           319,275
 *Proxymed, Inc........................................     107,900         1,197,016
 Psychemedics Corp.....................................     171,594           772,173
 Pulaski Financial Corp................................       4,000            43,625
 Pulaski Furniture Corp................................      15,400           255,063
 *Puma Technology, Inc.................................      79,800         3,997,481
 *Pure World, Inc......................................      72,930           207,395
 *Pyramid Breweries, Inc...............................      36,800            54,625
 *QEP Co., Inc.........................................       9,100            70,525
 *QMS, Inc.............................................      23,274            69,822
 *Qad, Inc.............................................      28,200           134,831
 *Quad Systems Corp....................................      35,700            49,088
 Quaker Chemical Corp..................................      52,400           818,750
 *Quaker City Bancorp, Inc.............................      22,656           382,320
 *Quaker Fabric Corp...................................     108,450           364,324
 *Quality Dining, Inc..................................     108,300           253,828
 Quality Systems, Inc..................................      44,900           303,075
 *Quest Educational Corporation........................      41,000           354,266
 *Questcor Pharmaceuticals, Inc........................     102,900           122,194
 *Quidel Corp..........................................     191,000         1,122,125
 *#Quigley Corp........................................      38,300            80,789
 *Quintel Entertainment, Inc...........................      75,300           456,506
 Quipp, Inc............................................      13,800           210,450
 Quixote Corp..........................................      67,600         1,081,600
 *R & B, Inc...........................................      68,600           424,463
 *RCM Technologies, Inc................................      93,100         1,195,753
 *RDO Equipment Co. Class A............................      46,000           301,875
 *RF Monolithics, Inc..................................      42,100           245,364

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *RMH Teleservices, Inc................................      17,400    $      122,616
 *RMI.Net, Inc.........................................      40,700           351,038
 RPC, Inc..............................................      58,400           401,500
 *RTI International Metals, Inc........................      31,000           205,375
 *RTW, Inc.............................................      62,500           326,172
 *RWD Technologies, Inc................................      20,900           175,038
 *Racing Champions Corp................................      45,800           227,569
 *Radiance Medical Systems, Inc........................      71,036           386,258
 *Radiant Systems, Inc.................................      41,500         1,028,422
 *Radiologix, Inc......................................     130,000           617,500
 *RadiSys Corp.........................................      26,139         1,170,537
 *Rag Shops, Inc.......................................      34,650            72,548
 *Ragen Mackenzie Group, Inc...........................      29,150           592,109
 *Railamerica, Inc.....................................      74,000           598,938
 *Railtex, Inc.........................................      79,100         1,334,813
 *Rainbow Rentals, Inc.................................      15,000           132,188
 *Rainbow Technologies, Inc............................      78,450         1,331,198
 *Rainforest Cafe, Inc.................................      57,900           271,406
 *Ramsay Youth Services, Inc...........................      52,722            72,493
 *#Ramtron International Corp..........................     186,746           892,879
 #Range Resources Corp.................................     252,000           834,750
 *Rare Hospitality International, Inc..................      68,424         1,439,042
 *Rare Medium Corp.....................................      37,200         1,036,950
 Raven Industries, Inc.................................      99,150         1,440,773
 *Rawlings Sporting Goods, Inc.........................      69,200           531,975
 *Raytech Corp. DE.....................................      27,795           105,968
 *Raytel Med Corp......................................      25,700            76,297
 *Reading Entertainment, Inc...........................      34,300           201,513
 *Read-Rite Corp.......................................      53,000           290,672
 *Recoton Corp.........................................      99,916           814,940
 *#Redhook Ale Brewery, Inc............................      57,200           138,531
 Redwood Empire Bancorp................................      16,500           388,781
 *Reeds Jewelers, Inc..................................      22,990            73,999
 *Refac................................................      45,597           210,886
 *Regeneron Pharmaceuticals, Inc.......................     243,300         1,870,369
 *Rehabcare Group, Inc.................................      48,700           980,088
 *Rehabilicare, Inc....................................      63,600           262,350
 *Reliability, Inc.....................................     120,000           352,500
 Reliance Bancorp, Inc.................................       4,900           192,784
 Reliv International, Inc..............................      62,260            55,450
 *Relm Wireless Corp...................................      50,941           210,132
 *Remington Oil & Gas Corp.............................     129,100           649,534
 *Renaissance Worldwide, Inc...........................     110,000           529,375
 *Renex Corp...........................................      56,800           346,125
 *Rentrak Corp.........................................      83,500           451,422
 *#Repligen Corp.......................................     115,900           517,928
 *#Reptron Electronics, Inc............................      46,800           321,750
 *Republic Bankshares, Inc.............................      41,940           591,092
 *Republic First Bancorp, Inc..........................      36,868           237,338
 Republic Group, Inc...................................     112,904         1,792,351
 *Research Partners International, Inc.................      35,400           172,022
 *Research, Inc........................................      25,250           126,250
 *ResortQuest International, Inc.......................      74,000           457,875
 Resource America, Inc.................................      47,980           403,332
 Resource Bancshares Mortgage Group, Inc...............      31,200           157,950
 *Rex Stores Corp......................................      47,600         1,776,075
 *Rexhall Industries, Inc..............................      13,625           115,813
 *Ribozyme Pharmaceuticals.............................      78,600           614,063
 Richardson Electronics, Ltd...........................      87,700           583,753
 *Richton International Corp...........................       2,000            32,000
 *Riddell Sports, Inc..................................      56,682           170,046
                                                               SHARES          VALUE+
                                                               ------          ------

 *Right Management Consultants, Inc....................      49,950    $      547,889
 *Right Start, Inc.....................................      32,500           540,313
 *Rightchoice Managed Care, Inc. Class A...............      28,100           316,125
 *Rimage Corp..........................................      43,500           698,719
 *Riverside Group, Inc.................................       1,300             1,483
 Riverview Bancorp, Inc................................      24,300           271,097
 *Riviera Holdings Corporation.........................       6,200            31,775
 *Roadhouse Grill, Inc.................................      52,900           209,947
 Roanoke Electric Steel Corp...........................      70,250         1,143,758
 *Roberds, Inc.........................................      33,100            34,134
 *Robertson-Ceco Corp..................................      91,157           729,256
 *Robinson Nugent, Inc.................................      42,100           402,581
 *Robocom Systems, Inc.................................       1,100             1,547
 *#Robotic Vision Systems, Inc.........................     164,145           979,740
 *Rochester Medical Corp...............................      43,600           324,275
 *Rock of Ages Co......................................      28,500           170,109
 *Rocky Mountain Chocolate Factory.....................      25,000           121,094
 *Rocky Shoes & Boots, Inc.............................      35,000           263,594
 *Rofin-Sinar Technologies, Inc........................      74,000           522,625
 *Rogers Corp..........................................      85,400         3,442,688
 *Rogue Wave Software, Inc.............................      89,300           706,028
 *Rohn Industries, Inc.................................     432,200         1,526,206
 *Ross Systems, Inc....................................     148,937           370,015
 *Rottlund, Inc........................................      19,250            51,734
 Rouge Industries, Inc. Class A........................      36,000           272,250
 Rowe Furniture Corp...................................     126,568         1,178,666
 *Royal Appliance Manufacturing Co.....................     197,500         1,147,969
 Royal Bancshares of Pennsylvania Class A..............       1,888            28,910
 *Royal Energy, Inc....................................      17,400            46,219
 *Royal Gold, Inc......................................     119,500           522,813
 *Royal Precision, Inc.................................       8,700            23,381
 *Rural Cellular Corp. Class A.........................      30,800         2,454,375
 *Rural/Metro Corp.....................................      50,400           291,375
 *Rush Enterprises, Inc................................      40,500           620,156
 *S&K Famous Brands, Inc...............................      43,700           329,116
 *S1 Corporation.......................................      26,973         1,305,662
 *SBE, Inc.............................................      15,400            98,656
 *SBS Technologies, Inc................................      41,800         1,401,606
 *SCB Computer Technology, Inc.........................      71,800           213,156
 *SCC Communications Corp..............................      36,000           230,625
 *SCP Pool Corp........................................       2,800            66,063
 *SED International Holdings, Inc......................      61,900           126,702
 *SEEC, Inc............................................      11,500            47,078
 SEMCO Energy, Inc.....................................      65,020           906,216
 *SEMX Corp............................................      49,100           313,013
 *SGV Bancorp, Inc.....................................       2,300            52,613
 SI Handling, Inc......................................      41,625           377,227
 SJNB Financial Corp...................................      10,500           353,063
 SL Industries, Inc....................................      96,685         1,160,220
 *SMC Corp.............................................      52,200           212,063
 *SOS Staffing Services, Inc...........................      81,700           388,075
 *SPR, Inc.............................................      18,000            83,250
 *SPSS, Inc............................................      77,600         1,777,525
 *SRS Labs, Inc........................................      70,200           428,878
 *SSE Telecom, Inc.....................................      31,600           195,525
 *STM Wireless, Inc. Class A...........................      54,300           266,409
 *STV Group, Inc.......................................      35,000           289,297
 *Safeguard Health Enterprises, Inc....................      84,600            54,197
 *Safety 1st, Inc......................................      62,400           442,650
 *Safety Components International, Inc.................      41,100           113,025

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Saga Communications, Inc. Class A....................      59,171    $    1,471,879
 *Salient 3 Communications, Inc. Class A...............      45,000           343,125
 *#Salton/Maxim Housewares, Inc........................      54,650         1,349,172
 *Sames Corp...........................................      61,400           921,000
 *#Samsonite Corp......................................      20,600           121,991
 *San Filippo (John B.) & Son, Inc.....................      67,400           242,219
 Sanderson Farms, Inc..................................      86,300           803,669
 *Santa Cruz Operation, Inc............................     137,700         2,061,197
 *Satcon Technology Corp...............................      67,300           514,214
 *Saucony, Inc. Class A................................      56,700           708,750
 *Saucony, Inc. Class B................................      63,800           811,456
 *Savoir Technology Group, Inc.........................      86,900           464,372
 *Scan-Optics, Inc.....................................      56,200            74,641
 *#ScanSoft, Inc.......................................       6,800            42,288
 *ScanSource, Inc......................................      39,300         1,525,331
 Schawk, Inc. Class A..................................     154,000         1,309,000
 *Scheid Vineyards, Inc................................      11,200            45,500
 *Scherer Healthcare, Inc..............................         200               619
 *Schick Technologies, Inc.............................      47,200            40,533
 *Schieb (Earl), Inc...................................      74,400           279,000
 *Schlotzskys, Inc.....................................      63,400           437,856
 *Schmitt Industries, Inc..............................      64,100           168,263
 Schnitzer Steel Industries, Inc. Class A..............      25,700           479,466
 *#Schuff Steel Company................................      45,500           176,313
 *Schuler Homes, Inc...................................     157,200         1,016,888
 Schultz Sav-O Stores, Inc.............................      60,000           787,500
 Schweitzer-Maudoit International, Inc.................      68,000           901,000
 *#Sciclone Pharmaceuticals, Inc.......................     133,000           401,078
 *Scientific Games Holdings Corp.......................      60,400         1,075,875
 Scientific Technologies, Inc..........................      25,700           148,578
 *Scios-Nova, Inc......................................     189,100           726,853
 Scope Industries, Inc.................................      18,650         1,030,413
 *Scott's Liquid Gold, Inc.............................      84,000            60,375
 *Seachange International, Inc.........................     129,500         3,294,156
 Seacoast Banking Corp. Class A........................      22,100           667,144
 Seacoast Financial Services Corp......................      98,329         1,041,673
 *Seattle Filmworks, Inc...............................     173,375           560,760
 Seaway Food Town, Inc.................................      24,000           544,500
 *Secom General Corp...................................       1,000             3,125
 *#Secure Computing Corp...............................     138,100         1,098,327
 *Security Capital Corp................................           5                32
 *Segue Software, Inc..................................      72,300         1,841,391
 *Seibels Bruce Group, Inc.............................      30,800            65,931
 Selas Corp. of America................................      44,700           276,581
 *Select Comfort Corp..................................     130,000           710,938
 *#Selfcare, Inc.......................................      94,500           378,000
 *Semitool, Inc........................................      97,700         1,114,391
 *Seneca Foods Corp. Class A...........................         200             2,375
 *Seneca Foods Corp. Class B...........................       6,800            80,750
 *Sensory Science Corp.................................     115,400           223,588
 *SeraCare, Inc........................................      26,000            82,875
 *Service Experts, Inc.................................       5,000            31,250
 *Servotronics, Inc....................................      24,804           130,221
 Sevenson Environmental Services, Inc..................      13,280           120,350
 *Sharper Image Corp...................................      67,300         1,362,825
 *Shaw Group, Inc......................................      81,950         1,710,706
 *Sheffield Medical Technologies, Inc..................     135,100           388,413
 *Sheldahl, Inc........................................      84,650           346,536
 *Shells Seafood Restaurants, Inc......................      20,700            60,159
                                                               SHARES          VALUE+
                                                               ------          ------

 *Shiloh Industries, Inc...............................     111,500    $      968,656
 *Shoe Carnival, Inc...................................     100,800         1,026,900
 *Sholodge, Inc........................................      52,300           299,091
 *Shoney's, Inc........................................     419,000           576,125
 Shoreline Financial Corp..............................      15,671           313,910
 *Shuffle Master, Inc..................................      63,100           518,603
 Sifco Industries, Inc.................................      46,275           318,141
 *Sight Resource Corp..................................      57,400           123,769
 *Sigma Designs, Inc...................................     102,600           697,359
 *Sigmatron International, Inc.........................      13,000           108,875
 *Signal Apparel Co., Inc. Class A.....................      73,600            36,800
 *Signal Technology Corp...............................      62,000           279,000
 *Signature Eyewear, Inc...............................      14,500            45,766
 *Silicon Storage Technology, Inc......................      61,200         1,616,063
 *Silverleaf Resorts, Inc..............................      93,400           682,988
 *Simione Central Holdings, Inc........................      67,900            82,753
 Simmons First National Corp. Class A..................      26,450           720,763
 *Simon Transportation Services, Inc...................      34,600           196,788
 Simpson Industries, Inc...............................     143,400         1,510,181
 *#Simula, Inc.........................................      78,250           445,047
 *Sitel Corp...........................................     404,700         2,402,906
 *Sizzler International, Inc...........................     218,400           546,000
 *#SkyMall, Inc........................................      33,700           349,638
 *Smithway Motor Express Corp. Class A.................      26,000           114,563
 *Softech, Inc.........................................      46,500            58,125
 *#Software Spectrum, Inc..............................      36,100           394,844
 Somerset Group, Inc...................................         412             7,699
 Sonesta International Hotels Corp. Class A............         400             3,013
 *Sonic Solutions......................................      73,650           211,744
 *Sonus Pharmaceuticals, Inc...........................      99,100           232,266
 *Sound Advice, Inc....................................      60,425           592,920
 *#Source Media, Inc...................................      40,700           699,531
 *Southern Energy Homes, Inc...........................     127,125           290,004
 *Southwall Technologies, Inc..........................      74,600           325,209
 Southwest Bancorp, Inc................................      14,300           316,834
 Southwest Water Co....................................      37,246           621,543
 Southwestern Energy Co................................      16,700           124,206
 *Spacehab, Inc........................................      58,800           292,163
 *Spacelabs Medical, Inc...............................      58,300           812,556
 Span-American Medical System, Inc.....................      40,500           137,320
 Spartan Motors, Inc...................................     119,300           499,569
 *Sparton Corp.........................................      69,200           328,700
 *Spatial Technology, Inc..............................      29,050           119,831
 *SpectraLink Corp.....................................     114,800         1,208,988
 *Spectranetics Corp...................................     159,702           736,126
 *Spectra-Physics Laser, Inc...........................       7,000            99,094
 *Spectrian Corp.......................................      67,700         1,838,478
 *Spectrum Control, Inc................................      84,400           909,938
 *SpectRx, Inc.........................................      42,500           494,063
 *Speizman Industries, Inc.............................      28,900           148,113
 *Spire Corp...........................................      56,200           338,956
 *Splash Technology Holdings, Inc......................      34,600           245,984
 *Sport Chalet, Inc....................................      55,000           317,109
 *Sport Supply Group, Inc..............................      55,400           353,175
 *Sport-Haley, Inc.....................................      24,800            97,650
 *Sports Authority, Inc................................     228,200           484,925
 *Sports Club Co., Inc.................................     136,700           572,431
 *Sportsman's Guide, Inc...............................      34,000           109,438
 St. Francis Capital Corp..............................      48,800           977,525
 St. Joseph Light & Power Co...........................      69,800         1,461,438

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 St. Mary Land & Exploration Co........................      34,500    $      729,891
 *Staar Surgical Co....................................      93,975           933,877
 *Stac Software, Inc...................................      10,350            63,717
 *Staff Leasing, Inc...................................     170,000         1,423,750
 *Stage II Apparel Corp................................      14,600            18,250
 *Stage Stores, Inc....................................      13,100            41,756
 *Standard Automotive Corp.............................      10,000            90,000
 Standard Commercial Corp..............................      92,508           358,469
 *Standard Management Corp.............................      57,115           344,475
 *Standard Microsystems Corp...........................      99,600         1,216,988
 *Stanley Furniture, Inc...............................      62,400         1,271,400
 *Star Buffet, Inc.....................................       4,500            18,844
 *Star Multi Care Services, Inc........................      37,229            27,340
 *Star Struck, Ltd.....................................         500             2,250
 *Starcraft Corp.......................................      16,500           116,016
 *Starmet Corp.........................................     126,100           685,669
 Starrett (L.S.) Co. Class A...........................      26,200           623,888
 *Startec Global Communications Corp...................       6,700           134,628
 *Starter Corp.........................................     130,100            11,709
 State Financial Services Corp. Class A................      33,580           530,984
 Steel Technologies, Inc...............................      98,400         1,103,925
 *Steinway Musical Instruments, Inc....................      75,500         1,510,000
 Stepan Co.............................................      19,600           464,275
 Stephan Co............................................      24,700            98,800
 *Stericycle, Inc......................................      52,000           906,750
 Sterling Bancorp......................................     150,400         2,820,000
 *Sterling Financial Corp. WA..........................      48,850           619,784
 *Sterling Vision, Inc.................................      92,200           185,841
 Stewart Information Services Corp.....................      11,700           157,950
 Stifel Financial Corp.................................      45,142           468,348
 *Storage Computer Corp................................      73,792            92,240
 *Stormedia, Inc. Class A..............................      40,500                41
 *Stratasys, Inc.......................................      31,700           188,219
 *Strategic Diagnostics, Inc...........................      76,000           593,750
 *Strategic Distribution, Inc..........................     293,548           467,842
 *Strattec Security Corp...............................      35,400         1,239,000
 *Stratus Properties, Inc..............................      83,900           343,466
 *Strawbridge and Clothier Liquidating Trust...........       5,200               845
 *Strouds, Inc.........................................      72,800           160,388
 *Styleclick.com, Inc..................................      45,000           649,688
 *Suburban Lodges of America, Inc......................      95,000           549,219
 *Success Bancshares, Inc..............................       4,200            49,350
 *Successories, Inc....................................      57,800           155,338
 Suffolk Bancorp.......................................      29,200           810,300
 *Summa Industries, Inc................................       4,800            59,100
 Summit Bancshares, Inc................................      28,000           546,000
 *Summit Design, Inc...................................     133,000           407,313
 Sun Hydraulics, Inc...................................      12,600            85,050
 *Sunair Electronics, Inc..............................      33,900            84,750
 *Sunburst Hospi.......................................       1,200             6,225
 *Sundance Homes, Inc..................................      50,000            11,250
 *Sunquest Information Systems, Inc....................      59,200           806,600
 *Sunrise Medical, Inc.................................     108,100           648,600
 *Sunrise Resources, Inc...............................      46,800           239,119
 *Superconductor Technologies, Inc.....................      49,750           147,695
 *Superior Energy Services, Inc........................      67,700           442,166
 *Superior National Insurance Group, Inc...............      34,400           104,275
 Superior Surgical Manufacturing Co., Inc..............      90,100           878,475
                                                               SHARES          VALUE+
                                                               ------          ------

 *Supertex, Inc........................................     177,300    $    2,742,609
 *Suprema Specialties, Inc.............................      37,300           327,541
 *Supreme Industries, Inc..............................      82,367           617,754
 *Surgical Laser Technologies, Inc.....................      10,900            17,372
 *Swift Energy Corp....................................     111,500         1,240,438
 *Swisher International, Inc...........................       8,500             7,438
 *Swiss Army Brands, Inc...............................      65,500           536,281
 *Sybron Chemicals, Inc................................      34,300           467,338
 *Sylvan, Inc..........................................      63,500           591,344
 *Symix Systems, Inc...................................      54,600           687,619
 *Symmetricom, Inc.....................................     136,600         1,015,963
 *Symons International Group, Inc......................      93,900           127,645
 *Symphonix Devices, Inc...............................      34,100           106,030
 *Syms Corp............................................      97,900           593,519
 Synalloy Corp. DE.....................................      89,158           640,823
 *Synaptic Pharmaceutical Corp.........................      85,900           391,919
 *Synbiotics Corp......................................      66,300           150,211
 *Sync Research, Inc...................................      19,760            60,515
 *Syntellect, Inc......................................     114,200           253,381
 *Synthetech, Inc......................................      81,900           296,888
 *Synthetic Industries, Inc............................      62,000         2,020,813
 *Syntroleum Corp......................................       4,400            43,381
 *Sypris Solutions, Inc................................      38,000           378,813
 *System Software Associates, Inc......................       1,925             4,211
 *T&W Financial Corp...................................      16,000            50,750
 *T-Netix, Inc.........................................      75,200           296,100
 TB Woods Corp.........................................      10,100            96,581
 *TBA Entertainment Corp...............................      70,000           293,125
 *TBC Corp.............................................     201,700         1,191,291
 TCBY Enterprises, Inc.................................     173,800           695,200
 *TCC Industries, Inc..................................      23,800             1,309
 *TCI International, Inc...............................      32,060           136,255
 *TCSI Corp............................................     189,900           356,063
 *TEAM America Corp....................................      10,400            66,300
 *TESSCO Technologies, Inc.............................      43,200           855,900
 TF Financial Corp.....................................      10,800           148,838
 *TFC Enterprises, Inc.................................     101,000           432,406
 *TII Industries, Inc..................................      51,760            65,509
 *TMBR/Sharp Drilling, Inc.............................      40,500           291,094
 *TRC Companies, Inc...................................      60,400           475,650
 *#TREEV, Inc..........................................      18,600            59,288
 *TRM Copy Centers Corp................................      61,000           346,938
 *TRO Learning, Inc....................................      37,500           237,891
 TSI, Inc. MN..........................................      93,200         1,080,538
 *TSR, Inc.............................................     106,400           812,963
 *TST/Impreso, Inc.....................................      27,600            94,875
 Tab Products Co. DE...................................      41,750           318,344
 *Taco Cabana, Inc.....................................     134,700         1,165,997
 *Take Two Interactive Software........................     116,800         1,500,150
 *Tandy Brand Accessories, Inc.........................      55,977           729,450
 *Tandy Crafts, Inc....................................     138,200           457,788
 *Targeted Genetics Corp...............................     248,900           661,141
 Tasty Baking Co.......................................      66,500           635,906
 *Team, Inc............................................      50,400           113,400
 Tech/Ops Sevcon, Inc..................................      61,400           629,350
 *Techdyne, Inc........................................      19,400            44,863
 Teche Holding Co......................................       2,700            38,475
 *Technical Communications Corp........................       7,300            26,006
 *Technisource, Inc....................................      52,900           221,519
 Technology Research Corp..............................      40,100            43,233
 *Tech-Sym Corp........................................      67,300         1,270,288
 *Tegal Corp...........................................      88,700           286,889

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Telcom Semiconductor, Inc............................     108,200    $    1,169,913
 *Telescape International, Inc.........................      14,900           140,619
 *Teltrend, Inc........................................      46,600           975,688
 *Telular Corp.........................................      19,700           104,041
 Telxon Corp...........................................      27,000           426,094
 *Temtex Industries, Inc...............................      34,100            57,011
 *#Tera Computer Co....................................      75,500           280,766
 Terra Industries, Inc.................................       8,000            16,500
 *Tesseract Group, Inc.................................      68,100           127,688
 *Tetra Technologies, Inc..............................     116,500           902,875
 *Texas Biotechnology Corp.............................     227,900           968,575
 *Thackeray Corp.......................................      74,700           280,125
 *Theragenics Corp.....................................     157,700         1,508,006
 *Thermatrix, Inc......................................      31,500            63,492
 *Thermo Fibergen, Inc.................................      22,000           250,250
 *Thermo Sentron, Inc..................................      72,400         1,072,425
 *Thermo Terratech, Inc................................      83,800           565,650
 *Thermolase Corp......................................      18,700            38,569
 Thermoretec Corp......................................      77,800           515,425
 *Thermospectra Corp...................................      32,900           524,344
 *Thermotrex Corp......................................      15,500           125,938
 *Thermwood Corp.......................................         920             4,945
 *Thomas Group, Inc....................................      50,800           412,750
 *Thomaston Mills, Inc.................................      12,600            16,144
 *Thoratec Laboratories Corp...........................      73,400           582,613
 *Thorn Apple Valley, Inc..............................      49,900             5,489
 *Three-Five Systems, Inc..............................      42,200         1,793,500
 *Tier Technologies, Inc. Class B......................      40,000           288,750
 Timberland Bancorp, Inc...............................      15,100           177,897
 Timberline Software Corp..............................     175,921         2,391,426
 *Tipperary Corp.......................................      56,500            77,688
 Titan International, Inc..............................      33,250           220,281
 *Titan Pharmaceuticals, Inc...........................      29,100           418,313
 *Today's Man, Inc.....................................      63,600            47,700
 *Todd Shipyards Corp..................................      79,300           693,875
 Todd-AO Corp. Class A.................................      14,600           259,150
 *Toddhunter International, Inc........................      48,000           441,000
 *Tokheim Corp.........................................     108,800           346,800
 *Tollgrade Communications, Inc........................      39,300         1,112,681
 Tompkins County Trustco, Inc..........................         430            12,900
 *Topps, Inc...........................................      48,600           554,344
 *Toreador Royalty Corp................................      41,700           187,650
 *Total Entertainment Restaurant Corp..................      11,000            18,734
 *Total-Telephone USA Communications, Inc..............      20,400           288,150
 *Tower Air, Inc.......................................     129,000           191,484
 *#Toymax International, Inc...........................       9,300            69,169
 *Track Data Corp......................................      20,400           126,225
 *Track 'n Trail, Inc..................................      15,900            18,384
 *Tractor Supply Co....................................      69,500         1,181,500
 *Trailer Bridge, Inc..................................      36,500            66,156
 *Transact Technologies, Inc...........................      40,199           296,468
 *Transaction Network Services, Inc....................      63,800         2,926,825
 *Transcoastal Marine Services, Inc....................      68,400           221,231
 *#Transcrypt International, Inc.......................       9,000            26,719
 *Transfinancial Holdings, Inc.........................      27,800           147,688
 *Transition Analysis Component Technology.............       2,538            27,442
 *Transmation, Inc.....................................      42,500            86,328
 *Transmedia Network, Inc..............................      79,250           198,125
 *Transport Industries, Inc............................       9,700            54,563
 #Transport Lux Corp...................................      14,245           112,179
                                                               SHARES          VALUE+
                                                               ------          ------

 *Transportation Components, Inc.......................     140,300    $      385,825
 *Transportation Technologies Industries, Inc..........      86,700         1,162,322
 Transpro, Inc.........................................      22,100           146,413
 Transtechnology Corp..................................      99,100           867,125
 *#Transtexas Gas Corp.................................      81,000            16,200
 *Transworld Healthcare, Inc...........................      99,900           218,531
 *Travel Services International, Inc...................      12,900           129,403
 *Travis Boats & Motors, Inc...........................       8,900            84,272
 *Trega Biosciences, Inc...............................      83,400           110,766
 Tremont Corp. DE......................................      14,600           232,688
 *Trend-Lines, Inc. Class A............................      50,650            74,392
 Trenwick Group, Inc...................................      48,262           980,322
 *Trex Medical Corp....................................      52,400           144,100
 *Triad Guaranty, Inc..................................       5,200           118,138
 Trico Bancshares......................................      18,850           390,548
 *Trico Marine Services, Inc...........................     135,800         1,014,256
 *Trident Microsystems, Inc............................     104,000         1,088,750
 *#Trident Rowan Group, Inc............................       9,300            39,089
 *Tridex Corp..........................................      44,300            78,909
 Trigen Energy Corp....................................      85,700         1,397,981
 *Trimark Holdings, Inc................................       7,100            21,966
 *Trimble Navigation, Ltd..............................       2,500            42,109
 *Trimedyne, Inc.......................................      48,800           112,088
 *Trimeris, Inc........................................      64,100         1,364,128
 *TriPath Imaging, Inc.................................     162,211         1,064,514
 *Triple S Plastics, Inc...............................       8,000            93,000
 *Tripos, Inc..........................................      21,000           209,016
 *#Tristar Corp........................................       3,300            16,397
 *Triumph Group........................................       4,100            99,681
 *Tropical Sportswear International Corp...............      38,900           702,631
 *Trump Hotels & Casino Resorts, Inc...................     184,400           714,550
 *Tultex Corp..........................................      58,900            12,884
 *#TurboChef Technologies, Inc.........................      31,900           213,331
 Tuscarora, Inc........................................      47,150           571,694
 Twin Disc, Inc........................................      41,200           574,225
 *Tyler Technologies, Inc..............................     284,350         1,172,944
 U.S. Bancorp, Inc.....................................      40,775           512,236
 *#U.S. Diagnostic, Inc................................     142,800           122,719
 *U.S. Home & Garden, Inc..............................     133,700           315,448
 *U.S. Office Products, Co.............................      50,200           185,113
 *U.S. Vision, Inc.....................................      24,714            62,557
 *UFP Technologies, Inc................................      10,100            29,353
 *US Can Corp..........................................      42,300           756,113
 *US Xpress Enterprises, Inc. Class A..................      50,500           364,547
 *USA Detergents, Inc..................................     119,900           513,322
 *USA Floral Products, Inc.............................      51,900           147,591
 *USA Truck, Inc.......................................      23,700           205,153
 *USANA, Inc...........................................       5,200            32,013
 *USData Corp..........................................      55,400           536,688
 *Ubics, Inc...........................................      55,800           144,731
 *Ugly Duckling Corp...................................      62,400           464,100
 *Ultimate Electronics, Inc............................      69,200         1,619,713
 *Ultradata Systems, Inc...............................      13,600            22,525
 *Ultrak, Inc..........................................      70,100           328,594
 *Ultralife Batteries, Inc.............................      70,400           426,800
 *#Unapix Entertainment, Inc...........................      49,600            93,000
 *Unicapital Corp......................................       8,500            19,125
 Unico American Corp...................................     117,600           808,500
 *UniComp, Inc.........................................      46,900           175,875
 Unifirst Corp.........................................      33,200           504,225

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Unify Corp...........................................      56,500    $    2,802,047
 *Unimark Group, Inc...................................      79,400           101,731
 *Uni-Marts, Inc.......................................      64,600            56,525
 *Union Acceptance Corp. Class A.......................      24,700           181,391
 *Unique Mobility, Inc.................................     113,200           389,125
 *Uniroyal Technology Corp.............................     130,900         2,184,394
 *Unit Corp............................................     192,700         1,108,025
 *United American Healthcare Corp.,....................      53,850            57,216
 *United Capital Corp..................................      50,754           964,326
 United Financial Corp. MN.............................       1,600            32,100
 United Guardian, Inc..................................      41,020           158,953
 United Industrial Corp................................     104,800           910,450
 United National Bancorp...............................      25,965           569,607
 *United Natural Foods, Inc............................      43,000           362,813
 *United Retail Group, Inc.............................      91,500           844,945
 *United Road Services, Inc............................       7,100            13,423
 *United States Energy Corp............................      62,870           243,621
 United States Lime & Minerals, Inc....................      14,300           102,334
 United Wisconsin Services, Inc........................      13,900            74,713
 *Unitel Video, Inc....................................      23,200             8,700
 Unitil Corp...........................................      39,552         1,112,400
 Unity Bancorp, Inc....................................       1,100             8,319
 *Universal American Financial Corp....................      13,100            55,675
 *Universal Electronics, Inc...........................      52,300         1,977,594
 Universal Forest Products, Inc........................      53,700           830,672
 *#Universal International, Inc........................      16,000            41,500
 *Universal Stainless & Alloy Products, Inc............      39,900           150,248
 *Uno Restaurant Corp..................................     231,491         2,546,401
 *Urocor, Inc..........................................      77,400           262,434
 *Urogen Corp. (Restricted)............................      28,200            10,716
 *Urologix, Inc........................................      91,800           467,606
 *Uromed Corp. New.....................................      45,660            48,514
 *Uroquest Medical Corp................................      52,400            93,338
 *Utah Medical, Inc....................................      59,800           407,388
 *Utilx Corp...........................................     144,800           633,500
 *#V-ONE Corp..........................................     133,000         1,791,344
 *V.I. Technologies, Inc...............................       5,000            30,156
 *VDI Media............................................      12,600           166,163
 *VISTA Information Solutions, Inc.....................      93,700           278,172
 VRB Bancorp...........................................       2,600            16,656
 *VTEL Corp............................................     194,954           700,616
 *Valence Technology, Inc..............................     184,500         1,680,680
 *#Valentis, Inc.......................................     182,134           819,603
 *Vallen Corp..........................................      62,400         1,546,350
 *Valley National Gases, Inc...........................       5,000            16,875
 Valley Resources, Inc.................................      37,487           768,484
 *Vans, Inc............................................     105,900         1,270,800
 *Vantive Corp.........................................     148,000         2,312,500
 *#Vari L Co., Inc.....................................      46,900           939,466
 *Variflex, Inc........................................      51,100           319,375
 *#Ventana Medical Systems, Inc........................      33,500           723,391
 Venturian Corp........................................      23,100           129,938
 *Veramark Technologies, Inc...........................      50,100           599,634
 *Verdant Brands, Inc..................................      24,763            69,646
 *Verilink Corp........................................     114,800           378,481
 *#Versant Object Technology Corp......................      29,800           198,356
 *Versar, Inc..........................................      46,100           106,606
 *Vertel Corp..........................................     212,700           398,813
 *Vertex Communications Corp...........................      43,300           920,125
 Vesta Insurance Group, Inc............................      81,100           319,331
 *Vestcom Int'l, Inc...................................      63,000           220,500
                                                               SHARES          VALUE+
                                                               ------          ------

 *Viasat, Inc..........................................      47,200    $    1,222,775
 *Viasoft, Inc.........................................      64,400           397,469
 *Vical, Inc...........................................     105,200         2,281,525
 *Vicon Industries, Inc................................      46,250           271,719
 *Vicorp Restaurants, Inc..............................      64,900         1,139,806
 *Vidamed, Inc.........................................         500             1,047
 *Video Display Corp...................................      41,750           167,000
 *Video Services Corp..................................      17,700            53,100
 *Videonics, Inc.......................................      32,400            32,906
 *View Technology, Inc.................................      43,400           132,913
 *Viisage Technology, Inc..............................      21,000            69,563
 *Virbac Corp..........................................      16,800            34,650
 Virco Manufacturing Corp..............................     125,827         1,714,393
 Virginia Gas Co.......................................      10,400            31,525
 *Virtualfund.Com, Inc.................................     123,500           254,719
 *#Vision Sciences, Inc................................      23,250            25,430
 *VisionAmerica, Inc...................................      52,800           155,100
 *Vista Eyecare, Inc...................................     208,600           247,713
 *Vista Medical Technologies, Inc......................      95,000            40,078
 Vital Signs, Inc......................................     101,500         2,372,563
 *Vitalcom, Inc........................................      68,800            74,175
 *#Vitech America, Inc.................................      51,780           394,013
 *Vivid Technologies, Inc..............................      92,200           545,997
 *#Vivus, Inc..........................................      70,900           158,417
 *Vodavi Technology, Inc...............................      13,800            40,538
 Vulcan International Corp.............................      10,951           339,481
 *Vysis, Inc...........................................      89,000           285,078
 *#WHX Corp............................................      93,200           827,150
 *WLR Foods, Inc.......................................      97,586           555,020
 *WMF Group, Ltd.......................................       5,800            28,819
 *WPI Group, Inc.......................................      51,850           140,967
 WSFS Financial Corp...................................      12,200           174,994
 Wainwright Bank & Trust Co............................         200             1,538
 *Walker Interactive Systems, Inc......................     116,000           677,875
 *Wall Street Deli, Inc................................      14,800            20,350
 *Warrantech Corp......................................     133,500           133,500
 Warren Bancorp, Inc...................................     162,800         1,327,838
 *Washington Homes, Inc................................      63,600           337,875
 Washington Savings Bank FSB Waldorf, MD...............      28,912            97,578
 *Waste Industries, Inc................................      16,700           215,534
 *Waterlink, Inc.......................................     105,100           328,438
 Waters Instruments, Inc...............................         500             2,766
 Watkins-Johnson Co....................................      56,900         2,208,431
 *Wave Technologies International, Inc.................      23,300            72,813
 *Wavo Corp............................................     158,900           633,117
 *Waxman Industries, Inc. Class B......................       9,750             3,998
 *Webco Industries, Inc................................      30,750            99,938
 *Webhire, Inc.........................................      48,300           416,588
 *Weirton Steel Corp...................................     197,800           630,488
 Wellco Enterprises, Inc...............................      12,300            96,863
 *Wells-Gardner Electronics Corp.......................      36,750           114,844
 West Coast Bancorp....................................      29,705           439,077
 *West Marine, Inc.....................................      45,100           384,759
 *Westaff, Inc.........................................      82,800           578,306
 *Westell Technologies, Inc............................     135,100         1,226,455
 *Westerbeke Corp......................................      20,000            51,250
 Westerfed Financial Corp..............................      29,300           483,450
 *Western Beef, Inc....................................      42,386           369,553
 Western Ohio Financial Corp...........................       6,700           119,553
 *Western Power & Equipment Corp.......................       9,900            21,656
 *Western Water Co.....................................      71,400            95,944

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Weston (Roy F.), Inc. Class A........................      48,300    $      107,166
 *Westwood Homestead Financial Corp....................       2,900            31,628
 Weyco Group, Inc......................................       1,200            29,550
 *White Cap Industries, Inc............................      91,600         1,313,888
 *White Electronics Designs Corp.......................      55,800           198,788
 *White Pine Software, Inc.............................      94,000         1,515,750
 *Whitman Education Group, Inc.........................     118,700           259,656
 *Wickes Lumber Co.....................................      66,500           337,695
 *Williams Clayton Energy, Inc.........................      71,800         1,063,538
 *Williams Controls, Inc...............................      87,100           179,644
 *Willis Lease Finance Corp............................      44,900           294,656
 *Wilmar Industries, Inc...............................     107,000         1,464,563
 *Wilshire Financial Sevices Group, Inc................       1,002             1,190
 *Wilshire Oil Co. of Texas............................     142,975           554,028
 *Wilsons The Leather Experts, Inc.....................      30,400           556,700
 *Windmere Corp........................................       4,900            70,131
 *Wireless Telecom Group, Inc..........................     149,200           363,675
 Wiser Oil Co..........................................      66,700           187,594
 *Wolf (Howard B.), Inc................................       6,000               750
 Wolohan Lumber Co.....................................      49,100           599,941
 Woodhead Industries, Inc..............................     176,550         2,339,288
 *Workflow Management, Inc.............................      59,000         1,390,188
 *Workgroup Technology Corp............................      42,900            46,922
 *World Acceptance Corp................................     174,000           853,688
 World Fuel Services Corp..............................     102,970           823,760
 *Worldtalk Communications Corp........................      58,700           520,963
 *Worldtex, Inc........................................     141,800           168,388
 *Wyant Corp...........................................         666             1,394
 X-Rite, Inc...........................................     103,000           685,594
 *Xeta Corp............................................      17,800           560,700
 *Xetel Corp...........................................      59,900           111,377
 *Xicor, Inc...........................................     128,500         1,224,766
 *Xionics Document Technologies, Inc...................      69,500           514,734
 *Xoma, Ltd............................................     224,200           665,594
 Yardville National Bancorp............................      41,167           494,004
 York Financial Corp...................................      58,748           745,365
 York Group, Inc.......................................      51,800           220,959
 *York Research Corp...................................      90,800           334,825
 *Zamba Corporation....................................     151,600           781,688
 Zap.com Corp..........................................         650             1,463
 *Zapata Corp..........................................      32,500           176,719
 *Zaring National Corp.................................      20,300            92,619
 *Zebra Technologies Corp. Class A.....................      47,520         2,861,595
 *Zemex Corp...........................................      56,672           460,460
 *Zevex International, Inc.............................       9,900            48,881
 Ziegler Co., Inc......................................       4,200            60,113
 *Zila, Inc............................................       6,435            19,908
                                                               SHARES          VALUE+
                                                               ------          ------

 *Zing Technologies, Inc...............................      13,300    $      113,050
 *#Zitel Corp..........................................     100,200           147,169
 *Zoll Medical Corp....................................      50,500         1,732,781
 *#Zoltek Companies, Inc...............................      15,600           180,863
 *#Zonagen, Inc........................................      22,900           124,877
 *Zoran Corp...........................................      14,200           566,225
 *Zygo Corp............................................      67,400         1,301,663
 *Zymetx, Inc..........................................       9,000            18,984
 *iNTELFILM Corp.......................................      35,800            90,619
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,242,520,703)................................                 1,303,135,013
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Arch Communications Group Inc. Warrants 09/01/03.....      23,245            12,349
 *Buell Industries, Inc. Contingent Payment Rights.....      59,800                 0
 *Franklin Covey Co. Rights 11/30/99...................     104,000                 0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      15,680                 0
 *Skyepharma P.L.C. Contingent Payment Rights..........      86,900                 0
 *Xinetix, Inc. Warrants 03/17/03......................       4,556                 0
 *Xytronyx, Inc. Warrants 08/11/01.....................         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $422,535)......................................                        12,349
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $27,341,650) to be
   repurchased at $26,932,965.
   (Cost $26,929,000)..................................    $ 26,929        26,929,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost$1,269,872,238)++...............................                $1,330,076,362
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,269,879,690.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (28.2%)
COMMON STOCKS -- (28.2%)
 Aichi Bank, Ltd.......................................       10,500   $      813,818
 Aisin Seiki Co., Ltd..................................      137,000        2,083,456
 Amada Co., Ltd........................................      376,000        2,134,168
 Amano Corp............................................      115,000          804,668
 #Aomori Bank, Ltd.....................................      170,000          707,051
 Aoyama Trading Co., Ltd...............................       41,100          977,374
 Asahi Glass Co., Ltd..................................      140,000        1,124,822
 *Ashikaga Bank, Ltd...................................      808,000        1,739,589
 Awa Bank, Ltd.........................................      196,600        1,010,079
 Bank of Ikeda, Ltd....................................       13,000          720,066
 Bank of Iwate, Ltd....................................       18,590          827,758
 *Bank of Kinki, Ltd...................................      225,000          616,529
 #Bank of Kyoto, Ltd...................................      347,400        2,039,829
 Bank of Nagoya, Ltd...................................      185,000        1,140,578
 #Bank of Saga, Ltd....................................      215,000          786,906
 Bank of Yokohama, Ltd.................................      978,000        4,431,314
 #Best Denki Co., Ltd..................................      153,000        1,497,284
 Canon Sales Co., Inc..................................      124,900        1,711,210
 Casio Computer Co., Ltd...............................       60,000          408,670
 #Chiba Bank, Ltd......................................      941,000        5,037,206
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,443,047
 Chudenko Corp.........................................       84,460        1,472,894
 #Chugoku Bank, Ltd....................................      199,000        2,243,460
 Citizen Watch Co., Ltd................................      317,000        1,941,987
 Cosmo Oil Co., Ltd....................................      764,000        1,196,261
 Dai Nippon Pharmaceutical Co., Ltd....................      203,000        1,358,829
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        2,262,298
 Daicel Chemical Industries, Ltd.......................      485,000        1,433,380
 Daio Paper Corp.......................................        3,000           23,017
 Daisan Bank, Ltd......................................       68,000          299,457
 Daishi Bank, Ltd......................................      355,000        1,396,584
 Daito Trust Construction Co., Ltd.....................      180,784        2,282,246
 Daiwa Bank, Ltd.......................................      500,000        1,688,114
 Daiwa House Industry Co., Ltd.........................      663,000        5,969,172
 Daiwa Kosho Lease Co., Ltd............................      193,000          746,049
 *#Daiwa Securities Co., Ltd...........................    1,693,000       24,156,121
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          993,247
 Ehime Bank, Ltd.......................................      143,000          629,740
 #Eighteenth Bank, Ltd.................................      226,000          875,823
 Ezaki Glico Co., Ltd..................................      174,600          837,246
 Fuji Photo Film Co., Ltd..............................      355,000       14,417,474
 Fukui Bank, Ltd.......................................      343,000          899,584
 #Fukuoka City Bank, Ltd...............................      264,532        1,255,546
 #Fukuyama Transporting Co., Ltd.......................      266,000        1,900,278
 Futaba Corp...........................................       16,000          613,789
 Futaba Industrial Co., Ltd............................       85,000          986,544
 Hanshin Electric Railway Co., Ltd.....................      141,000          420,854
 Higo Bank, Ltd........................................      308,000        1,350,335
 *Hino Motors, Ltd.....................................      398,000        1,265,841
 Hiroshima Bank, Ltd...................................      593,000        2,303,870
 Hitachi Construction Machinery Co., Ltd...............       64,000          328,815
 #Hitachi Maxell, Ltd..................................       96,000        2,574,154
 Hitachi Metals, Ltd...................................      360,000        1,655,820
                                                               SHARES          VALUE+
                                                               ------          ------
 #Hitachi Transport System, Ltd........................      138,000   $      767,079
 Hitachi, Ltd..........................................    3,717,000       51,289,020
 #Hokuetsu Bank........................................      275,330          811,022
 #Hokuetsu Paper Mills, Ltd............................      162,000        1,255,605
 *Hokuriku Bank, Ltd...................................      891,000        2,101,394
 House Foods Corp......................................      115,000        1,632,969
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,232,118
 #Hyakujishi Bank, Ltd.................................      314,000        2,021,940
 Inax Corp.............................................      309,000        1,829,475
 *Itochu Corp..........................................    1,000,000        5,949,991
 Itoham Foods, Inc.....................................      284,000        1,270,127
 Japan Pulp and Paper Co., Ltd.........................       27,000           87,195
 Joyo Bank, Ltd........................................       45,000          207,418
 Juroku Bank, Ltd......................................      349,000        1,591,564
 KDD Corporation.......................................       14,500        2,000,782
 Kagoshima Bank, Ltd...................................      266,000        1,174,008
 Kajima Corp...........................................      826,000        2,780,681
 Kamigumi Co., Ltd.....................................      357,000        1,519,743
 Kandenko Co., Ltd.....................................      266,000        1,400,479
 Kansai Paint Co., Ltd., Osaka.........................      108,000          271,625
 Katokichi Co., Ltd....................................       72,000        1,807,310
 *Kikkoman Corp........................................      256,000        1,969,134
 Kinden Corp...........................................       67,000          538,308
 Kissei Pharmaceutical Co., Ltd........................       40,000          670,157
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          136,077
 *Kobe Steel, Ltd......................................    2,632,000        2,009,061
 Koito Manufacturing Co., Ltd..........................      146,000          685,815
 Kokusai Securities Co., Ltd...........................      100,000        1,590,253
 Komatsu, Ltd..........................................    1,279,000        7,196,994
 #Komori Corp..........................................       74,000        1,451,974
 Konica Corp...........................................       71,000          284,875
 Koyo Seiko Co.........................................      198,000        1,937,662
 Kureha Chemical Industry Co., Ltd.....................      263,000          710,358
 Lion Corp.............................................      320,000        1,227,577
 Makita Corp...........................................      209,000        1,902,138
 *Marubeni Corp........................................    1,942,000        7,544,882
 Maruichi Steel Tube, Ltd..............................      117,000        1,488,476
 #Matsushita Electric Industrial Co., Ltd..............    1,933,000       48,899,580
 #Matsushita Electric Works, Ltd.......................      190,000        1,831,482
 Michinoku Bank, Ltd...................................      187,000        1,125,458
 Mitsubishi Chemical Corp..............................      400,000        1,651,905
 Mitsubishi Electric Corp..............................    1,000,000        5,930,419
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,254,900
 *Mitsubishi Materials Corp............................      975,000        2,099,133
 *#Mitsubishi Motors Corp..............................      866,000        4,017,066
 Mitsui Chemicals, Inc.................................          800            6,545
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          611,440
 Mitsui Trust & Banking Co., Ltd.......................    1,030,000        3,175,123
 #Mori Seiki Co., Ltd..................................      121,000        1,657,777
 Musashino Bank, Ltd...................................       26,000        1,208,592
 *NKK Corp.............................................    2,612,000        2,070,479
 NTN Corp..............................................      398,000        1,382,688
 Nanto Bank, Ltd.......................................      288,000        2,260,370
 *National House Industrial Co., Ltd...................       95,000          669,374
 Nichicon Corp.........................................       54,000        1,194,304
 Nichirei Corp.........................................      366,000        1,020,795
 Nifco, Inc............................................       45,000          543,866

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      800,000   $    9,942,748
 *Nippon Credit Bank, Ltd..............................    1,683,000                0
 Nippon Mitsubishi Oil Company.........................    1,598,000        7,052,873
 Nippon Sanso Corp.....................................      367,000        1,149,288
 Nippon Sheet Glass Co., Ltd...........................      200,000        1,158,682
 Nippon Shokubai Co., Ltd..............................      163,000          749,718
 #Nishimatsu Construction Co., Ltd.....................      359,000        1,612,575
 #Nishi-Nippon Bank, Ltd...............................       23,540          100,900
 Nissei Sangyo Co., Ltd................................      110,050        1,626,222
 Nisshin Flour Milling Co., Ltd........................       96,000          702,725
 Nisshin Steel Co., Ltd................................    1,318,000        1,354,308
 *Nisshinbo Industries, Inc............................      305,000        1,540,147
 *Nissho Iwai Corp.....................................      544,000          489,778
 Obayashi Corp.........................................      520,000        2,666,535
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          244,654
 Oita Bank, Ltd........................................      145,000          737,877
 Oji Paper Co., Ltd....................................      275,000        1,762,734
 *Oki Electric Industry Co., Ltd.......................      400,000        2,372,167
 Okumura Corp..........................................      322,000        1,087,146
 Pioneer Electronic....................................      182,000        4,051,963
 *#Q.P. Corp...........................................      168,000        1,175,515
 #Ryosan Co., Ltd......................................       53,000        1,296,667
 Sakura Bank, Ltd......................................      816,000        6,029,063
 San In Godo Bank, Ltd.................................      222,000        1,640,260
 Sanyo Electric........................................    2,565,000       10,166,117
 Seino Transportation Co., Ltd.........................      197,000        1,185,643
 Sekisui Chemical Co., Ltd.............................      557,000        2,643,685
 #Sekisui House, Ltd...................................      938,000        9,087,633
 Sharp Corp. Osaka.....................................      200,000        4,080,833
 #Shiga Bank, Ltd......................................      272,000        1,330,919
 Shimachu Co., Ltd.....................................       20,200          286,637
 Shimadzu Corp.........................................      181,000          743,945
 Shimizu Corp..........................................      997,000        3,375,857
 Shinwa Bank, Ltd......................................       50,000          144,835
 Shionogi & Co., Ltd...................................      455,000        5,387,775
 Showa Shell Sekiyu KK.................................       75,000          427,900
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,701,668
 #Stanley Electric Co., Ltd............................      246,000        1,379,439
 Sumitomo Corp.........................................      918,000        8,938,785
 Sumitomo Forestry Co., Ltd............................      136,000          971,571
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000        1,420,345
 *Sumitomo Metal Mining Co., Ltd.......................      313,000          713,696
 #Sumitomo Realty & Development Co., Ltd...............      488,000        1,814,747
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          180,026
 TEC Corp..............................................      345,000        1,083,769
 TOC Co., Ltd..........................................          950            6,536
 Taiheiyo Cement Corp..................................      746,000        1,467,397
 #Taisei Corp..........................................    1,325,000        2,813,768
 Takara Standard Co., Ltd..............................      175,000          899,104
 #Takashimaya Co., Ltd.................................      214,000        1,803,141
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,039,409
 Teijin, Ltd...........................................      917,000        4,110,054
 Teikoku Oil Co., Ltd..................................      346,000        1,195,263
 Toda Corp.............................................      418,000        1,587,160
 Toho Bank, Ltd........................................      240,000        1,087,439
 Tokuyama Corp.........................................      248,000          944,091
 Tokyo Style Co., Ltd..................................      133,000        1,184,420
 *Tokyo Tomin Bank, Ltd................................       30,900          922,298
 Tostem Corp...........................................      188,000        3,376,033
 Toto, Ltd.............................................      247,000        1,510,740
                                                               SHARES          VALUE+
                                                               ------          ------
 Toyo Seikan Kaisha, Ltd...............................      287,600   $    5,150,539
 Toyo Suisan Kaisha, Ltd...............................      116,000          896,805
 #Toyo Trust & Banking Co., Ltd........................      715,000        3,792,434
 Toyobo Co., Ltd.......................................      468,000          677,829
 Toyota Auto Body Co., Ltd.............................       86,000          683,388
 #Toyota Tsusho Corp...................................      314,000          983,314
 UNY Co., Ltd..........................................        5,000           52,356
 Victor Co. of Japan, Ltd..............................      246,000        1,687,586
 Wacoal Corp...........................................      149,000        1,328,365
 Yamagata Bank, Ltd....................................      153,700          782,150
 #Yamaguchi Bank.......................................      133,000        1,145,373
 Yamaha Corp...........................................        3,000           27,480
 Yamatake-Honeywell Co., Ltd...........................       87,000          634,291
 *Yasuda Trust & Banking Co., Ltd......................    1,434,000        2,764,573
 Yodogawa Steel Works, Ltd.............................      296,000          941,429
 Yokogawa Electric Corp................................      337,000        2,199,725
 Yokohama Rubber Co., Ltd..............................      404,000          937,006
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $490,065,450)..................................                   467,032,699
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $740,472).....................................                       741,992
                                                                       --------------
TOTAL -- JAPAN
  (Cost $490,805,922)..................................                   467,774,691
                                                                       --------------
UNITED KINGDOM -- (17.5%)
COMMON STOCKS -- (17.5%)
 Aggregate Industries P.L.C............................    1,300,668        1,465,648
 *Allied Domecq P.L.C. (New)...........................      146,994          781,372
 Anglian Water P.L.C...................................      151,281        1,595,068
 Antofagasta Holdings P.L.C............................       38,000          255,104
 Arjo Wiggins Appleton P.L.C...........................      814,500        2,477,771
 Associated British Foods P.L.C........................      766,096        3,816,078
 Associated British Ports Holdings P.L.C...............      375,400        1,778,762
 BAA P.L.C.............................................    1,083,993        7,656,968
 BG P.L.C..............................................    2,574,617       13,511,537
 BOC Group P.L.C.......................................      143,513        2,955,469
 BPB P.L.C.............................................      458,500        2,404,373
 Barclays P.L.C........................................      352,777       10,169,873
 Barratt Developments P.L.C............................      226,000        1,090,656
 Bass P.L.C............................................      682,070        7,680,427
 Beazer Group P.L.C....................................      239,257          558,263
 Berkeley Group P.L.C..................................      122,792        1,291,753
 Blue Circle Industries P.L.C..........................      338,731        1,940,852
 Britannic P.L.C.......................................      181,600        3,065,903
 British Airways P.L.C.................................      935,331        5,597,589
 British Land Co. P.L.C................................      502,381        3,620,666
 British Vita P.L.C....................................      216,100          831,206
 Brixton Estate P.L.C..................................      235,685          852,108
 Burford Holdings P.L.C................................      337,000          571,632
 CGU P.L.C.............................................    1,226,541       18,558,479
 Capital Shopping Centres P.L.C........................      395,375        2,484,236
 Caradon P.L.C.........................................      214,000          550,456
 Carillion P.L.C.......................................      194,858          346,043
 Chelsfield P.L.C......................................      236,036        1,234,953
 Chorion P.L.C.........................................       98,404           62,692
 Cookson Group P.L.C...................................      598,560        2,357,115
 *Corus Group P.L.C....................................    2,724,027        5,531,696
 Enterprise Oil P.L.C..................................      354,000        2,537,187
 Glynwed International P.L.C...........................      140,000          497,244

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Great Portland Estates P.L.C..........................      197,275   $      596,984
 Great Universal Stores P.L.C..........................      814,600        5,455,658
 Greenalls Group P.L.C.................................      255,461        1,196,213
 Hammerson P.L.C.......................................      280,000        2,040,262
 Hanson P.L.C..........................................      400,000        3,335,135
 Hilton Group P.L.C....................................    1,251,117        4,015,223
 Hyder P.L.C...........................................       90,415          616,341
 Imperial Chemical Industries P.L.C....................      300,000        3,058,003
 Invensys P.L.C........................................      379,594        1,765,383
 Johnson Matthey P.L.C.................................      178,000        1,885,291
 Lasmo P.L.C...........................................      936,935        1,850,410
 Lex Service P.L.C.....................................      121,933          922,469
 Lonmin P.L.C..........................................      232,440        2,087,982
 Marks & Spencer P.L.C.................................      158,500          634,898
 Mersey Docks & Harbour Co. P.L.C......................       53,050          374,728
 Meyer International P.L.C.............................      102,281          608,446
 Millennium and Copthorne Hotels P.L.C.................      219,300        1,336,001
 National Westminster Bank P.L.C.......................    1,145,655       26,293,872
 Norwich Union P.L.C...................................      871,000        6,155,924
 Peel Holdings P.L.C...................................       45,400          415,777
 Peninsular & Oriental Steam Navigation Co.............       68,000          997,482
 Pilkington P.L.C......................................    1,094,837        1,525,788
 Pillar Property P.L.C.................................       21,250          108,304
 Powergen P.L.C........................................      443,177        3,808,074
 RMC Group P.L.C.......................................      252,000        3,078,454
 Rank Group P.L.C......................................      793,530        2,474,012
 Rexam P.L.C...........................................      402,813        1,599,099
 Rio Tinto P.L.C.......................................      624,863       12,241,274
 Rolls-Royce P.L.C.....................................      331,808        1,006,743
 Royal & Sun Alliance Insurance Group P.L.C............    1,446,370        8,880,563
 Rugby Group P.L.C.....................................      549,000        1,112,671
 Safeway P.L.C.........................................    1,069,564        3,142,967
 Sainsbury (J.) P.L.C..................................    1,547,284        7,627,240
 Scottish & Newcastle P.L.C............................      322,000        2,464,257
 Severn Trent P.L.C....................................      210,597        2,636,401
 Shell Transport & Trading Co., P.L.C..................    1,800,000       13,818,352
 Signet Group P.L.C....................................      803,000          773,762
 Slough Estates P.L.C..................................      399,400        2,220,088
 Smith (David S.) Holdings P.L.C.......................      298,000          821,106
 Somerfield P.L.C......................................      165,142          227,515
 South West Water P.L.C................................       44,765          578,937
 Tarmac P.L.C..........................................      197,367        1,741,495
 Tate & Lyle P.L.C.....................................      443,200        3,022,970
 Taylor Woodrow P.L.C..................................      396,277          949,887
 Tesco P.L.C...........................................    4,395,931       11,867,446
 Thames Water P.L.C....................................      165,347        2,295,094
 Thistle Hotels P.L.C..................................      466,707        1,319,409
 Trinity P.L.C.........................................      220,450        1,929,365
 Unigate P.L.C.........................................      233,600        1,117,101
 Unilever P.L.C........................................      800,000        5,835,689
 United Assurance Group P.L.C..........................      335,000        1,947,486
 United Biscuits Holdings P.L.C........................      484,668        1,760,013
 United Utilities P.L.C................................      265,595        2,474,642
 Whitbread P.L.C.......................................      483,242        4,629,531
 Wilson Bowden P.L.C...................................       96,900        1,049,468
                                                               SHARES          VALUE+
                                                               ------          ------
 Wimpey (George) P.L.C.................................      348,650   $      696,899
 Wolseley P.L.C........................................      100,678          741,222
 Yorkshire Water P.L.C.................................      161,510          874,611
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $245,539,711)..................................                   290,169,596
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $360).........................................                           356
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $245,540,071)..................................                   290,169,952
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............       82,914        4,558,283
 Banque Nationale de Paris.............................      324,843       29,764,301
 *Banque Nationale de Paris Certified Value Rights
   07/15/02............................................       58,864          252,488
 Bongrain SA...........................................        1,653          524,281
 Christian Dior SA.....................................       31,100        5,589,583
 Colas SA..............................................        5,070          994,438
 Credit Commercial de France...........................       30,000        3,655,000
 Eridania Beghin-Say SA................................       18,900        2,112,348
 Esso SA...............................................        8,476          640,078
 *#Euro Disney SCA.....................................      758,586          695,068
 Faurecia SA...........................................        6,750          375,506
 Fonciere Lyonnaise SA.................................        2,168          279,197
 Fromageries Bel la Vache qui Rit......................          275          192,857
 GTM Entrepose.........................................       21,077        1,995,944
 Generale des Establissements Michelin SA Series B.....       59,300        2,376,395
 Groupe Danone.........................................       42,500        9,855,159
 Hachette Filipacchi Medias............................        6,500          334,438
 Imetal................................................       11,000        1,417,697
 LaFarge SA............................................       76,032        7,169,436
 Labinal SA............................................        6,400          702,404
 #Lyonnais des Eaux SA.................................       30,000        4,419,228
 Pechiney SA Series A..................................       55,475        3,214,574
 Pernod-Ricard.........................................       38,900        2,216,904
 Peugeot SA............................................       37,150        7,275,439
 #Rallye SA............................................       17,220        1,213,702
 *Remy Cointreau SA....................................       27,400          551,774
 Rhone-Poulenc SA Series A.............................      156,000        9,660,075
 SEB SA................................................        9,000          518,345
 Saint-Gobain..........................................       65,436       11,134,846
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................          200           33,207
 Societe Generale Paris................................       70,432       15,176,254
 Sophia SA.............................................        7,700          303,221
 Thomson-CSF...........................................       87,203        2,529,621
 *Total SA.............................................      224,612       29,875,635
 Union Assurances Federales SA.........................        7,500          906,198
 Usinor................................................      167,800        2,568,126
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $99,988,048)...................................                   165,082,050
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
RIGHTS/WARRANTS -- (0.0%)
 *AGF (Assurances Generales de France SA) Warrants
   06/15/00............................................       41,214   $      145,242
 *Fonciere Lyonnaise SA Warrants 07/30/02..............          868              271
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                       145,513
                                                                       --------------
TOTAL -- FRANCE
  (Cost $100,168,351)..................................                   165,227,563
                                                                       --------------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       57,800        1,073,754
 #BASF AG..............................................      640,050       29,419,512
 BHW Holding AG, Berlin................................      167,300        2,947,914
 *Bankgesellschaft Berlin AG...........................      233,550        3,644,957
 Bayer AG..............................................      168,100        7,083,436
 Bayerische Vereinsbank AG.............................      290,000       17,987,031
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,011,760
 Bilfinger & Berger Bau AG, Mannheim...................       46,500          856,811
 Commerzbank AG........................................      408,050       13,147,529
 Continental AG........................................       44,100          870,313
 DBV Holding AG........................................       44,000        2,259,455
 Deutsche Bank AG......................................      359,305       23,389,049
 Deutsche Lufthansa AG.................................      305,250        6,731,015
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        3,499,295
 Dresdner Bank AG......................................      331,200       15,340,126
 Dyckerhoff AG.........................................       22,750          733,014
 FPB Holding AG........................................        5,789          932,619
 Fresenius Medical Care AG.............................       37,600        3,070,361
 GEA AG................................................       11,799          356,408
 #Heidelberger Zement AG, Heidelberg...................       27,170        2,051,784
 Hochtief AG...........................................       91,150        3,482,966
 *Holzmann (Philipp) AG................................        1,860           48,318
 Karstadt Quelle AG....................................       70,000        2,382,295
 Linde AG..............................................       76,000        3,787,909
 *#MAN AG..............................................      140,000        4,257,119
 Merck KGAA............................................       58,000        1,751,984
 PWA Papierwerke Waldhof-Aschaffenburg AG..............        3,550          714,890
 *Thyssen Krupp AG.....................................      108,750        2,797,699
 Vereins & Westbank AG.................................       73,187        2,092,826
                                                                       --------------
TOTAL -- GERMANY
  (Cost $121,446,796)..................................                   158,722,149
                                                                       --------------
NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABN Amro Holding NV...................................    1,320,538       32,137,222
 Asr Verzekeringsgroep NV..............................       41,171        2,379,491
 Buhrmann NV...........................................       80,524        1,265,637
 DSM NV................................................      124,392        4,258,456
 Fortis (NL)...........................................      558,051       19,121,265
 Ing Groep NV..........................................      732,972       41,218,420
 KLM (Koninklijke Luchtvaart Mij) NV...................       61,019        1,492,980
 Koninklijke KPN NV....................................       20,966        1,167,419
 *Koninklijke Vopak NV.................................       38,986        1,026,505
                                                               SHARES          VALUE+
                                                               ------          ------
 NV Holdingsmij de Telegraaf...........................        6,800   $      132,144
 *Philips Electronics NV...............................      101,200       12,314,249
 Vendex NV (non-food)..................................       11,391          300,500
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $58,429,322)...................................                   116,814,288
                                                                       --------------
SWITZERLAND -- (6.7%)
COMMON STOCKS -- (6.7%)
 Ascom Holding AG, Bern................................        1,410        3,000,132
 Baloise-Holding, Basel................................       26,676       21,412,836
 Banque Cantonale Vaudois..............................        5,795        1,784,893
 Bobst SA, Prilly......................................          513          596,556
 Ciba Spezialitaetenchemie Holding AG..................        2,100          151,803
 Financiere Richemont AG...............................        8,973       20,022,975
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        4,036,804
 Helvetia Patria Holding, St. Gallen...................        4,830        3,734,348
 Holderbank Financiere Glarus AG, Glarus...............          936        1,172,589
 Intershop Holding AG, Zuerich.........................        5,400        3,211,053
 Jelmoli Holding AG, Zuerich...........................          500          557,867
 *#Oerlikon-Buehrle Holding AG, Zuerich................       44,781        7,684,560
 Pargesa Holding SA, Geneve............................        1,935        3,101,585
 Roche Holding AG, Basel...............................          892       14,886,478
 Sairgroup, Zuerich....................................       37,480        7,715,667
 Schindler Holding AG, Hergiswil.......................        3,469        5,047,983
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        4,431,311
 Sika Finanz AG, Baar..................................        1,280          411,948
 *Sulzer AG, Winterthur................................        8,280        5,157,824
 United Bank of Switzerland............................        7,000        1,914,035
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $83,540,662)...................................                   110,033,247
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $195).........................................                           191
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $83,540,857)...................................                   110,033,438
                                                                       --------------
ITALY -- (4.1%)
COMMON STOCKS -- (4.1%)
 #Banca Commerciale Italiana SpA.......................    3,565,000       18,127,240
 #Banca di Roma........................................    7,168,500        9,599,767
 Banca Toscana.........................................      607,000        2,163,579
 *Beni Stabili SpA, Roma...............................      500,000          175,702
 CIR SpA (Cie Industriale Riunite), Torino.............      885,000        2,129,717
 Cartiere Burgo SpA....................................      235,000        1,597,175
 *Fabbrica Italiana Magneti Marelli SpA................      350,000        1,180,575
 Fiat SpA..............................................      399,789       10,933,051
 Ifil Finanziaria Partecipazioni SpA...................      510,187        3,955,496
 #Italcementi Fabbriche Riunite Cemento SpA, Bergamo...      364,000        4,453,059
 #Montedison SpA.......................................    2,836,600        4,341,327
 #San Paolo-Imi SpA....................................      500,000        6,242,700

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 #Sirti SpA............................................       25,000   $      151,285
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      168,350        1,879,860
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $46,599,116)...................................                    66,930,533
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Finmeccanica SpA Warrants 06/30/00...................    2,406,375          107,821
                                                                       --------------
TOTAL -- ITALY
  (Cost $46,599,116)...................................                    67,038,354
                                                                       --------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Aceralia Corporacion Siderurgica SA...................       22,500          263,477
 Acerinox SA...........................................      154,740        4,759,865
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        3,031,640
 Autopistas Concesionaria Espanola SA..................      453,789        4,646,818
 Azucarera Ebro Agricolas SA...........................      111,600        1,794,527
 Banco Pastor SA, La Coruna............................       39,600        1,512,771
 Cementos Portland SA..................................       26,000          650,550
 Cia Espanola de Petroleous SA.........................      449,382        4,524,769
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          619,523
 Cristaleria Espanola SA, Madrid.......................       40,544        1,694,164
 ENDESA SA, Madrid.....................................      190,892        3,786,472
 Grupo Dragados SA, Madrid.............................      456,567        4,183,374
 Hidroelectrica del Cantabrico SA......................      299,700        4,300,138
 Iberdrola SA..........................................      535,000        7,455,395
 Metrovacesa SA........................................       94,462        1,678,737
 Union Electrica Fenosa SA.............................      230,000        3,876,717
 Vallehermoso SA.......................................      240,000        1,783,398
                                                                       --------------
TOTAL -- SPAIN
  (Cost $46,334,105)...................................                    50,562,335
                                                                       --------------
AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 Amcor, Ltd............................................      505,844        2,195,589
 #Boral, Ltd...........................................    1,040,426        1,541,019
 CSR, Ltd..............................................      842,897        2,020,025
 Colonial, Ltd.........................................      242,133          965,078
 *GIO Australia Holdings, Ltd..........................      161,533          251,575
 Goodman Fielder, Ltd..................................      329,786          295,592
 MIM Holdings..........................................    1,407,905        1,172,426
 Mayne Nickless, Ltd...................................       92,828          241,938
 News Corp., Ltd.......................................    1,169,358       10,116,878
 Normandy Mining, Ltd..................................      460,290          330,637
 North, Ltd............................................      420,283          825,546
 Pacific Dunlop, Ltd...................................      756,467        1,014,643
 *Pasminco, Ltd........................................      292,385          278,796
 Pioneer International, Ltd............................      658,231        1,928,946
 Quantas Airways, Ltd..................................      906,085        2,378,811
 Rio Tinto, Ltd........................................      497,496        8,712,687
 Santos, Ltd...........................................      157,503          420,513
 #St. George Bank, Ltd.................................      120,080          731,269
 Stockland Trust Group.................................      162,426          340,730
 Suncorp-Metway Limited................................       52,500          271,326
                                                               SHARES          VALUE+
                                                               ------          ------
 WMC, Ltd..............................................      844,189   $    3,874,519
 Westpac Banking Corp..................................      715,661        4,815,475
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $40,727,467)...................................                    44,724,018
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $12,183)......................................                        12,077
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $126).........................................           92              173
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $40,739,776)...................................                    44,736,268
                                                                       --------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Assidomaen AB.........................................      213,850        3,597,272
 *#Boliden, Ltd........................................       57,213          154,793
 Fastighets AB Balder..................................        8,000           95,047
 Gambro AB Series A....................................       42,500          439,946
 *Gambro AB Series B...................................       15,900          163,656
 Invik and Co..........................................           32            2,447
 Invik and Co. AB Series B.............................          360           28,796
 Kinnevik Industrifoervaltnings AB Series A............        3,200           79,049
 Kinnevik Industrifoervaltnings AB Series B............       36,000          927,416
 Mo Och Domsjoe AB Series A............................        6,300          204,540
 Mo Och Domsjoe AB Series B............................      118,300        3,868,633
 NCC AB Series A.......................................       45,400          469,966
 NCC AB Series B.......................................       95,000          988,997
 SSAB Swedish Steel Series A...........................      129,900        1,665,573
 SSAB Swedish Steel Series B...........................       48,000          604,161
 Skandinaviska Enskilda Banken Series A................      100,000          952,825
 Svedala Industri......................................       28,700          481,088
 Svenska Cellulosa AB Series A.........................       57,000        1,575,690
 #Svenska Cellulosa AB Series B........................      217,600        6,053,659
 Svenska Handelsbanken Series A........................      240,000        3,274,893
 *Svenska Kullagerfabriken AB
   Series A............................................       68,400        1,460,362
 Svenska Kullagerfabriken AB
   Series B............................................       89,700        1,999,538
 Sydkraft AB Series C..................................        6,600          117,233
 Trelleborg AB Series B................................      146,400        1,214,110
 Volvo AB Series A.....................................      192,600        4,644,491
 Volvo AB Series B.....................................      305,100        7,411,228
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                    42,475,409
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Skandinaviska Enskilda Banken Series A Rights
   12/14/99
   (Cost $0)...........................................      100,000          108,222
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,023).......................................                         3,950
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $38,629,629)...................................                    42,587,581
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
 Amoy Properties, Ltd..................................    4,570,500   $    3,530,966
 HKR International, Ltd................................    1,077,384          690,148
 Hang Lung Development Co., Ltd........................    2,126,000        2,203,625
 Hysan Development Co., Ltd............................    1,683,822        2,005,471
 Kerry Properties, Ltd.................................    1,261,000        1,501,881
 New World Development Co., Ltd........................    1,932,105        3,831,158
 *Shangri-La Asia, Ltd.................................    2,982,000        3,494,038
 *Sino Hotels (Holdings), Ltd..........................      353,653           44,625
 Sino Land Co., Ltd....................................    4,915,200        2,341,647
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,098,710
 *Tsim Sha Tsui Properties, Ltd........................    1,174,000          748,259
 Wharf Holdings, Ltd...................................    3,776,914        9,580,361
 #Wheelock and Co., Ltd................................    3,243,000        3,298,774
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $53,728,027)...................................                    39,369,663
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $6,434).......................................                         6,440
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,734,461)...................................                    39,376,103
                                                                       --------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Asko Oyj..............................................       20,000          318,176
 #Enso Oy Series A.....................................      172,971        2,438,272
 Enso Oy Series R......................................      300,000        4,262,153
 Kemira Oyj............................................      229,200        1,333,900
 Kesko Oyj.............................................      141,500        1,513,080
 #Metra Oyj Series B...................................       43,200          725,539
 #Metsa-Serla Oyj Series B.............................      337,500        3,330,279
 *Metso Oyj............................................      112,709        1,219,966
 Outokumpu Oyj Series A................................      301,300        3,412,970
 Rautaruukki Oy Series K...............................      237,100        1,408,524
 Upm-Kymmene Oyj.......................................       48,900        1,634,661
                                                                       --------------
TOTAL -- FINLAND
  (Cost $21,481,132)...................................                    21,597,520
                                                                       --------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
 Banque Bruxelles Lambert VVPR.........................          128                3
 *Bekaert SA...........................................       34,000        1,727,114
 Cimenteries CBR Cementsedrijoen.......................       11,500        1,175,289
 Cofinimmo SA..........................................          300           30,962
 Credit Communal Holding Dexia Belgium.................        5,400          880,825
 Electrafina SA........................................        8,000          902,976
 *Fortis AG............................................       32,270          136,467
 Fortis AG VVPR........................................      290,430            2,924
 Glaverbel SA..........................................       14,812        1,312,433
 Glaverbel SA VVPR.....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,085,988
 Nationale a Portefeuille..............................        4,029          354,966
 Sofina SA.............................................       10,500          396,568
 Solvay SA.............................................      101,490        7,561,984
 Suez Lyonnaise des Eaux...............................       19,080        2,806,786
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              192
                                                               SHARES          VALUE+
                                                               ------          ------
 *Suez Lyonnaise ds Eaux CVG...........................       19,080   $      230,537
 Tessenderlo Chemie....................................       14,400          643,763
 Union Miniere SA......................................       40,200        1,477,406
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $19,005,474)...................................                    20,727,183
                                                                       --------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Den Danske Bank A.S...................................       44,140        5,018,740
 *Forsikringsselskabet Codan A.S. Issue 99.............        2,554          201,009
 *Jyske Bank A.S.......................................       49,950          988,341
 Kapital Holdings A.S..................................       32,497        1,576,941
 Tele Danmark A.S......................................       60,000        3,865,817
 Unidanmark A.S. Series A..............................       72,884        5,524,632
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,665,852)...................................                    17,175,480
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $70)..........................................                            68
                                                                       --------------
TOTAL -- DENMARK
  (Cost $13,665,922)...................................                    17,175,548
                                                                       --------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Fraser & Neave, Ltd...................................      769,000        3,364,415
 Keppel Corp., Ltd.....................................    1,379,000        3,660,960
 Keppel Land, Ltd......................................      600,000          971,440
 Singapore Airlines, Ltd...............................       40,000          404,767
 Singapore Land, Ltd...................................    1,048,000        2,470,315
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,906,783)...................................                    10,871,897
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,101).......................................                         2,086
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $13,908,884)...................................                    10,873,983
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,563,121
 Den Norske Bank ASA Series A..........................      589,194        2,382,640
 *Kvaerner ASA.........................................       59,851        1,128,489
 Norsk Hydro ASA.......................................       31,700        1,238,661
 Norske Skogindustrier ASA Series A....................       52,781        2,337,375
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $10,772,768)...................................                     8,650,286
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $181).........................................                           174
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,772,949)...................................                     8,650,460
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       41,192        1,028,597

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Cimpor Cimentos de Portugal SA........................       85,253   $    1,334,814
 Portugal Telecom SA...................................      476,140        4,578,454
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $6,729,243)....................................                     6,941,865
                                                                       --------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Independent Newspapers P.L.C..........................      245,186        1,283,748
 Irish Permanent P.L.C.................................       37,534          374,146
 Jefferson Smurfit Group P.L.C.........................      877,165        2,384,656
                                                                       --------------
TOTAL -- IRELAND
  (Cost $3,512,365)....................................                     4,042,550
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,490,783
 Voest-Alpine Stahl AG.................................       13,596          457,645
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $2,738,771)....................................                     2,948,428
                                                                       --------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,831,153
 *Lion Nathan, Ltd.....................................      476,400        1,056,272
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,178,163)....................................                     2,887,425
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $72)..........................................                            71
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,235)....................................                     2,887,496
                                                                       --------------
                                                               SHARES          VALUE+
                                                               ------          ------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $476,119)........................                $      465,213
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $3,495,625) to be
   repurchased at $3,437,506.
   (Cost $3,437,000)...................................   $    3,437        3,437,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,425,959,953)++..............................                $1,652,873,615
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,426,309,289.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (98.2%)
COMMON STOCKS -- (98.2%)
 *ASK Corp., Yokohama..................................      64,000    $     84,553
 Achilles Corp.........................................     549,000         913,343
 Aica Kogyo Co., Ltd...................................     164,000       1,073,699
 *Aichi Corp...........................................      57,000         134,433
 Aichi Machine Industry Co., Ltd.......................     157,000         330,332
 Aichi Steel Works, Ltd................................     292,000         742,966
 Aichi Tokei Denki Co., Ltd............................      67,000         219,651
 Aida Engineering, Ltd.................................     160,000         505,749
 Airport Facilities Co., Ltd...........................      37,000         213,632
 *Akai Electric Co., Ltd...............................     363,000         241,562
 *#Akebono Brake Industry Co., Ltd.....................     141,000         303,567
 Amada Metrecs Co., Ltd................................     102,000         486,118
 #Amada Sonoike Co., Ltd...............................     132,000         260,938
 *#Amada Wasino Co., Ltd...............................     122,000         125,361
 Ando Corp.............................................     120,000         241,914
 Anest Iwata Corp......................................      74,000         133,248
 *#Aoki Corp...........................................      70,000          35,622
 Aoki International Co., Ltd...........................      74,200         270,122
 Arai-Gumi, Ltd........................................      49,300          92,632
 Araya Industrial Co., Ltd.............................      84,000         105,221
 Asahi Denka Kogyo KK..................................     169,000       1,028,703
 Asahi Diamond Industrial Co., Ltd.....................      68,000         362,675
 Asahi Kogyosha Co., Ltd...............................      48,000         132,466
 Asahi Optical Co., Ltd................................     102,000         261,526
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         765,455
 *Asahi Tec Corp.......................................      86,000         164,114
 Asanuma Corp..........................................     145,000         234,134
 Ashimori Industry Co., Ltd............................      84,000         185,781
 *Asics Corp...........................................     333,000         443,196
 *#Atsugi Nylon Industrial Co., Ltd....................     254,000         313,197
 Azel Corp., Tokyo.....................................      89,000         291,775
 Bando Chemical Industries, Ltd........................     213,000         452,327
 Bank of Okinawa, Ltd..................................      19,300         530,733
 *#Bank of Osaka, Ltd..................................     185,000         327,690
 #Bank of the Ryukyus, Ltd.............................      20,280         297,695
 Bunka Shutter Co., Ltd................................     134,000         313,412
 CKD Corp..............................................     113,000         387,043
 *Cabin Co., Ltd.......................................      67,000         101,629
 Calpis Co., Ltd.......................................      66,000         300,983
 Calsonic Corp.........................................     109,000         272,007
 Canon Electronics, Inc................................      22,000         236,825
 Central Finance Co., Ltd..............................     180,000         512,600
 Central Glass Co., Ltd................................     184,000         401,546
 #Cesar Co.............................................      79,000         208,739
 *#Chiba Kogyo Bank, Ltd...............................      38,100         439,594
 Chino Corp............................................      70,000         150,707
 *Chisan Tokan Co., Ltd................................      64,000          72,026
 *Chiyoda Corp.........................................     162,000         328,169
 *Chori Co., Ltd.......................................     175,000         200,372
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         302,980
 Chugai Ro Co., Ltd....................................     139,000         395,841
 Chugoku Marine Paints, Ltd............................     111,000         254,186
 Chugokukogyo Co., Ltd.................................      45,000          70,901
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         420,414
 Chukyo Sogo Bank, Ltd.................................     118,000         474,610
 *Chuo Paperboard Co., Ltd.............................      31,000          32,764
                                                               SHARES        VALUE+
                                                               ------        ------
 Chuo Spring Co., Ltd., Nagoya.........................      99,000    $    324,558
 Cleanup Corp..........................................      41,000         184,567
 *Co-Op Chemical Co., Ltd..............................      80,000          93,947
 *#Copal Co., Ltd......................................      78,000       1,656,407
 #D'urban, Inc.........................................     114,000         238,743
 #Dai Nippon Toryo, Ltd................................     193,000         349,415
 Dai-Dan Co., Ltd......................................      80,000         508,881
 *Daido Concrete Co., Ltd..............................      33,000               0
 #Daido Hoxan, Inc.....................................     196,000         552,410
 Daido Kogyo Co., Ltd..................................      60,000         123,306
 *Daido Steel Sheet Corp...............................      84,000         202,221
 Daidoh, Ltd...........................................      54,000         133,699
 Daihen Corp...........................................     205,000         407,251
 Daiho Corp............................................      96,000         172,863
 Daiichi Cement Co., Ltd...............................      33,000          45,535
 *Daiichi Chuo Kisen Kaisha............................     390,000         232,813
 *Dai-Ichi Hotel, Ltd., Tokyo..........................      52,000          71,243
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         134,658
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000          75,696
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................      47,000         243,773
 *Dai-Ichi Securities Co., Ltd.........................     228,000         363,693
 Daiken Corp...........................................     110,000         355,238
 #Daiki Co., Ltd.......................................      31,000         417,135
 *#Daikyo, Inc.........................................     268,000         773,695
 #Daimei Telecom Engineering Corp......................      66,000         704,017
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         574,252
 Daiso Co., Ltd........................................     112,000         217,018
 *#Daisue Construction Co., Ltd........................     185,000         181,044
 *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....      42,000          45,212
 *#Daiwa Danchi Co., Ltd...............................     202,000         474,433
 Daiwa Industries, Ltd.................................      42,000         128,238
 Daiwa Seiko, Inc......................................     145,000         305,084
 Daiwabo Co., Ltd......................................     262,000         341,009
 *Dantani Corp.........................................      68,000          83,848
 *Danto Corp...........................................      42,000         172,217
 Denki Kogyo Co., Ltd..................................      59,000         508,675
 Deodeo Corp...........................................      14,200         153,833
 Descente, Ltd.........................................     133,000         318,882
 *Dijet Industrial Co., Ltd............................      34,000          50,575
 *Dynic Corp...........................................      52,000          99,741
 Eagle Industry Co., Ltd...............................      43,000         145,599
 *Enshu, Ltd...........................................      69,000         101,962
 *FDK Corp.............................................      94,000         496,746
 *First Baking Co., Ltd................................      67,000         198,669
 France Bed Co., Ltd...................................     193,000       1,135,127
 Fudo Construction Co., Ltd............................     201,000         363,899
 *Fuji Car Manufacturing Co., Ltd......................      36,000          47,561
 Fuji Denki Reiki Co., Ltd.............................      81,800         420,267
 Fuji Kiko Co., Ltd....................................      51,000          87,342
 *Fuji Kosan Co., Ltd..................................     130,000         115,770
 Fuji Kyuko Co., Ltd...................................      98,000         306,894
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000         157,919
 *Fujii & Co., Ltd.....................................      44,000          43,490
 *Fujiko Co., Ltd......................................      55,000          58,668
 Fujirebio, Inc........................................      75,000         492,489
 *Fujiya Co., Ltd......................................     190,000         474,140
 Fukuda Corp...........................................      65,000         201,008

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Fukushima Bank, Ltd...................................      90,000    $    281,842
 *Fukusuke Corp........................................      95,000         190,586
 *Furukawa Battery Co., Ltd............................      45,000          87,195
 *Furukawa Co., Ltd....................................     208,000         346,039
 Fuso Pharmaceutical Industries, Ltd...................      78,000         335,861
 *Ga-jo-en Kanko KK....................................      37,000               0
 *#Gakken Co., Ltd.....................................     158,000         316,974
 Gastec Service, Inc...................................      41,000         232,314
 Godo Shusei Co., Ltd..................................      74,000         162,940
 *Godo Steel, Ltd......................................     245,000         299,701
 *Goldwin, Inc.........................................      47,000          71,292
 Gourmet Kineya Co., Ltd...............................      31,000         232,079
 *Graphtec Corp........................................      39,000          72,516
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         280,863
 *Gunze Sangyo, Inc., Tokyo............................      90,000         114,498
 Hac Kimisawa Co., Ltd.................................      21,000         227,088
 *Hakone Tozan Railway Co., Ltd........................      52,000         160,297
 Hakuyosha Co., Ltd....................................      57,000         172,922
 *#Hanshin Sogo Bank, Ltd..............................     189,000         369,917
 *Hanwa Co., Ltd.......................................     405,000         463,718
 Harima Chemicals, Inc.................................      37,000         134,697
 *Hayashikane Sangyo Co., Ltd..........................     128,000         195,410
 *Hazama Corp..........................................      19,000          12,086
 Heiwado Co., Ltd......................................      49,000         345,256
 #Hibiya Engineering, Ltd..............................      60,000         434,506
 Hisaka Works, Ltd.....................................      48,000         216,079
 Hitachi Electronics, Ltd..............................     100,000         551,940
 Hitachi Medical Corp..................................      28,000         346,626
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         503,087
 Hitachi Powdered Metal Co., Ltd.......................      46,000         306,111
 *#Hitachi Seiki Co., Ltd..............................     141,000         208,357
 Hochiki Corp..........................................      42,000         138,924
 *Hodogaya Chemical Co., Ltd...........................     100,000         166,365
 *Hohsui Corp..........................................      56,000          54,803
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         284,934
 *Hokkaido Bank, Ltd...................................     100,000         158,536
 Hokkaido Gas Co., Ltd.................................      87,000         160,914
 Hokko Chemical Industry Co., Ltd......................      41,000          98,703
 *Hoko Fishing Co., Ltd................................      79,000          78,084
 *Hokuriku Electric Industry Co., Ltd..................     112,000         201,673
 Hokuriku Electrical Construction Co., Ltd.............      36,000          96,883
 Hokushin Co., Ltd.....................................      39,900          86,684
 Honen Corp............................................     128,000         246,768
 #Horiba, Ltd..........................................      54,000         545,364
 #Hosokawa Micron Corp.................................      40,000         235,651
 *#Howa Machinery, Ltd.................................     181,000         228,497
 *Ichida and Co., Ltd..................................      78,000          70,989
 Ichikawa Co., Ltd.....................................      49,000          82,478
 Ichiken Co., Ltd......................................      48,000          63,414
 Ichikoh Industries, Ltd...............................     141,000         333,924
 Idec Izumi Corp.......................................      60,000         733,963
 #Ihara Chemical Industry Co., Ltd.....................      80,000         180,848
 Iino Kaiun Kaisha, Ltd................................     161,000         263,121
 *Ikegai Corp..........................................      90,000         103,048
 *Ikegami Tsushinki Co., Ltd...........................     102,000         245,555
 Inaba Denki Sangyo Co., Ltd...........................      22,000         315,193
 Inabata and Co., Ltd., Osaka..........................      85,000         346,871
 Inageya Co., Ltd......................................      56,000         460,889
 Intec, Inc............................................      19,000         297,871
 *Inui Steamship Co., Ltd..............................      31,000          26,090
                                                               SHARES        VALUE+
                                                               ------        ------
 *#Iseki & Co., Ltd....................................     322,000    $    359,231
 *Ishihara Sangyo Kaisha, Ltd..........................     193,000         311,641
 Ishii Iron Works Co., Ltd.............................      52,000         111,445
 *Ishikawa Seisakusho, Ltd.............................      75,000         104,957
 Ishizuka Glass Co., Ltd...............................      49,000          92,068
 Itochu Fuel Corp......................................     192,000         603,141
 Itoki Crebio Corp.....................................      56,000         163,860
 *Iwasaki Electric Co., Ltd............................     110,000         258,355
 *Iwatsu Electric Co., Ltd.............................     145,000         390,223
 Izumi Co., Ltd........................................      55,000         398,297
 #Izutsuya Co., Ltd....................................      70,000         295,249
 *#JGC Corp............................................     146,000         401,487
 JMS Co., Ltd..........................................      59,000         274,835
 *#Janome Sewing Machine Co., Ltd......................     224,000         243,323
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         159,612
 Japan Aviation Electronics Industry, Ltd..............     130,000         487,253
 Japan Carlit Co., Ltd.................................      28,000         204,139
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000         126,594
 Japan Digital Laboratory Co., Ltd.....................      28,100         591,231
 #Japan Foundation Engineering Co., Ltd................      49,200         359,184
 *Japan Metals & Chemicals Co., Ltd....................     201,000         523,227
 Japan Oil Transportation Co., Ltd.....................      45,000          77,947
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         306,982
 Japan Pulp and Paper Co., Ltd.........................      99,000         319,714
 *Japan Steel Works, Ltd...............................     308,000         446,093
 Japan Storage Battery Co., Ltd........................      63,000         221,950
 Japan Transcity Corp..................................      90,000         180,555
 Japan Vilene Co., Ltd.................................     101,000         236,228
 Japan Wool Textile Co., Ltd...........................      78,000         270,979
 Jeol, Ltd.............................................      97,000         596,134
 Joban Kosan Co., Ltd..................................     101,000         168,029
 #Joshin Denki Co., Ltd................................      98,000         281,959
 *#Jujiya Co., Ltd.....................................     161,000         165,435
 Juken Sangyo Co., Ltd.................................      86,000         459,519
 Juki Corp.............................................     153,000         250,046
 #Kaga Electronics Co., Ltd............................      17,000         190,654
 #Kagawa Bank, Ltd.....................................      68,350         428,086
 Kahma Co., Ltd........................................      46,000         295,307
 *#Kakuei (L.) Corp....................................     100,000          68,503
 Kamei Corp............................................      59,000         334,305
 Kanaden Corp..........................................      50,000         310,222
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         379,606
 Kanamoto Co., Ltd.....................................      24,000         145,148
 #Kanematsu Corp.......................................     204,500         202,128
 Kanematsu Electronics, Ltd............................      38,000         216,431
 Kanematsu-NNK Corp....................................      60,000         139,746
 *Kansai Kisen Kaisha..................................     184,000         122,445
 Kansei Corp...........................................      93,000         254,832
 Kanto Auto Works, Ltd., Yokosuka......................      74,000         617,723
 #Kanto Bank, Ltd......................................      13,400         180,966
 Kanto Denka Kogyo Co., Ltd............................      83,000         232,304
 Kanto Natural Gas Development Co., Ltd................     104,000         465,117
 *Kanto Special Steel Works, Ltd.......................      84,000          77,272
 Kasei (C.I.) Co., Ltd.................................      46,000         185,017
 Kasho Co., Ltd., Tokyo................................      46,000         185,017
 #Kasumi Co., Ltd......................................     132,000         600,675
 Katakura Chikkarin Co., Ltd...........................      17,000          68,542

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Katakura Industries Co., Ltd..........................      49,000    $    240,720
 Kato Works Co., Ltd...................................      82,000         138,827
 Katsumura Construction Co., Ltd.......................      48,600          77,524
 Kawada Industries, Inc................................      76,000         175,525
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         191,828
 *Kawashima Textile Manufacturers, Ltd.................     126,000         163,997
 Kawasho Corp..........................................     222,000         295,464
 Kawasho Gecoss Corp...................................      52,000         216,274
 #Kayaba Industry Co., Ltd.............................     321,000         681,675
 Keihin Co., Ltd.......................................     100,000         149,728
 #Keiyo Co., Ltd.......................................     104,900         564,613
 *Kimmon Manufacturing Co., Ltd........................      41,000          64,197
 Kimura Chemical Plants Co., Ltd.......................      27,000          47,561
 *Kinki Nippon Tourist Co., Ltd........................     133,000         367,040
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         156,168
 Kinseki, Ltd..........................................      56,000         317,307
 *Kinsho-Mataichi Corp.................................      42,000          43,157
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          79,601
 Kioritz Corp..........................................      96,000         134,345
 #Kitagawa Iron Works Co., Ltd.........................     124,000         195,371
 Kita-Nippon Bank, Ltd.................................       6,806         347,676
 Kitano Construction Corp..............................     116,000         289,475
 *Kitz Corp............................................     234,000         453,413
 Koa Corp..............................................      35,000         619,954
 Koa Oil Co., Ltd......................................     120,000         352,302
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         228,996
 *Kobe Kiito Co., Ltd..................................      53,000          37,344
 Kokune Corp...........................................      42,000          49,322
 Kokusai Kogyo Co., Ltd................................      60,000         405,147
 Komai Tekko, Inc......................................      53,000         214,728
 *Komatsu Construction Co., Ltd........................      29,000          36,894
 *Komatsu Forklift Co., Ltd............................     153,000         257,533
 Komatsu Seiren Co., Ltd...............................      75,000         341,293
 Komatsu Zenoah Co.....................................      73,000         222,890
 Konishi Co., Ltd......................................      16,000         191,026
 *Kosei Securities Co., Ltd............................     137,000         294,955
 *Krosaki Corp.........................................      96,000         216,079
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         284,484
 #Kurabo Industries, Ltd...............................     374,000         545,344
 #Kuraya Corp..........................................      33,500         391,109
 Kurimoto, Ltd.........................................     116,000         257,689
 Kyodo Printing Co., Ltd...............................      75,000         355,972
 Kyodo Shiryo Co., Ltd.................................     145,000         214,268
 Kyoei Sangyo Co., Ltd.................................      23,000          83,055
 Kyoei Tanker Co., Ltd.................................      53,000          59,647
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         213,642
 *#Kyokuyo Co., Ltd....................................     167,000         236,972
 Kyosan Electric Manufacturing Co., Ltd................      94,000         222,616
 Kyowa Leather Cloth Co., Ltd..........................      32,000         141,547
 Kyudenko Corp.........................................      68,000         262,191
 Kyushu Bank, Ltd......................................     146,000         438,636
 Life Corp.............................................      83,000         454,861
 #MR Max Corp..........................................      56,300         212,671
 Maezawa Industries, Inc...............................      18,700         228,752
 Magara Construction Co., Ltd..........................      61,000         111,034
 *Marudai Food Co., Ltd................................     232,000         422,293
 Maruei Department Store Co., Ltd......................      72,000         214,904
 Maruetsu, Inc.........................................      43,000         160,748
                                                               SHARES        VALUE+
                                                               ------        ------
 Maruha Corp...........................................     434,000    $    496,922
 Marusan Securities Co., Ltd...........................      67,000         445,858
 Maruwn Corp...........................................      44,000         139,081
 Maruyama Manufacturing Co., Inc.......................      73,000         128,590
 Maruzen Co., Ltd......................................     179,000         380,124
 Maruzen Showa Unyu Co., Ltd...........................     175,000         342,516
 Maspro Denkoh Corp....................................      16,000         222,655
 Matsui Construction Co., Ltd..........................      40,000         119,000
 Matsuo Bridge Co., Ltd................................      37,000          77,849
 Matsuya Co., Ltd......................................      74,000         260,704
 Meiden Engineering Co., Ltd...........................      31,000         224,798
 *Meidensha Corp.......................................     167,000         274,561
 *Meiji Shipping Co., Ltd..............................      47,000          82,331
 *Meiko National Securities Letters of Guarantee.......      73,000         193,600
 Meisei Industrial Co., Ltd............................      29,000          56,760
 Meito Sangyo Co., Ltd.................................      38,000         417,987
 *Meiwa Trading Co., Ltd...............................      55,000          70,509
 #Misawa Homes Co., Ltd................................     108,000         420,649
 *Misawa Resort Co., Ltd...............................      40,000          97,862
 #Mitsuba Corp.........................................      67,000         432,744
 Mitsubishi Cable Industries, Ltd......................     270,000         412,193
 *#Mitsubishi Chemical Corp............................     208,250         888,555
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         278,231
 Mitsubishi Pencil Co., Ltd............................      61,000         496,071
 *Mitsubishi Plastics, Inc.............................     310,000         461,124
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         153,271
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         240,162
 Mitsuboshi Belting, Ltd...............................     153,000         434,212
 *Mitsui Construction Co., Ltd.........................     314,000         291,921
 Mitsui Home Co., Ltd..................................      55,000         256,740
 Mitsui Matsushima Co., Ltd............................      90,000         172,628
 *Mitsui Mining Co., Ltd...............................     225,000         270,832
 Mitsui Sugar Co., Ltd.................................     116,000         205,470
 Mitsui Wood Systems, Inc..............................      41,500          70,260
 Mitsui-Soko Co., Ltd..................................     115,000         280,227
 Mitsuuroko Co., Ltd...................................      76,000         376,337
 Miura Co., Ltd........................................      31,000         433,821
 Miyaji Iron Works Co. Ltd.............................      90,000         186,720
 *Miyakoshi Corp.......................................      18,000          15,677
 Miyoshi Oil & Fat Co., Ltd............................     120,000         328,815
 Miyuki Keori Co., Ltd.................................      50,000         212,849
 Mizuno Corp...........................................     110,000         313,255
 Morinaga & Co., Ltd...................................     220,000         536,086
 Morita Corp...........................................      72,000         251,544
 *Morozoff, Ltd., Osaka................................      50,000          99,819
 Mory Industries, Inc..................................      66,000         175,681
 Mos Food Services, Inc................................      20,000         278,123
 *#Mutoh Industries, Ltd...............................      61,000         331,311
 Mutow Co., Ltd........................................      38,000         340,265
 NOF Corp..............................................      54,000         142,682
 Nabco, Ltd............................................     120,000         200,812
 Nachi-Fujikoshi Corp..................................     188,000         296,208
 *#Nagasakiya Co., Ltd. (Tokyo)........................     231,000         341,351
 Nagatanien Co., Ltd...................................      32,000         351,049
 *Naigai Co., Ltd......................................     109,000         117,336
 Nakabayashi Co., Ltd..................................      92,000         342,124
 Nakamuraya Co., Ltd...................................      85,000         248,715
 *#Nakano Corp.........................................      66,000          72,985
 Nakayama Steel Works, Ltd.............................     206,000         316,504
 *Nemic Lambda KK......................................       3,484         173,203

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Neturen Co., Ltd., Tokyo..............................      67,000    $    194,079
 Nichia Steel Works, Ltd...............................      64,900         317,561
 #Nichias Corp.........................................     237,000         394,285
 Nichiban Co., Ltd.....................................      58,000         228,174
 *Nichiboshin, Ltd.....................................     119,000          82,683
 Nichiha Corp..........................................      27,000         243,088
 Nichimo Co., Ltd......................................      54,000          89,837
 *Nichimo Corp.........................................      85,000          95,660
 Nichireki Co., Ltd....................................      44,000         226,491
 Nichiro Corp..........................................     289,000         494,936
 Nifco, Inc............................................      50,000         604,296
 *Nihon Kentetsu Co., Ltd..............................      27,000          91,951
 Nihon Kohden Corp.....................................      85,000         257,866
 Nihon Matai Co., Ltd..................................      50,000         123,795
 Nihon Nohyaku Co., Ltd................................     103,000         229,818
 Nihon Nosan Kogyo KK..................................     201,000         393,404
 #Nihon Parkerizing Co., Ltd...........................      92,000         297,108
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000         103,029
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,121
 Niigata Chuo Bank, Ltd................................     130,000           1,272
 *Niigata Engineering Co., Ltd.........................     586,000       1,382,062
 Nikken Chemicals Co., Ltd.............................     130,000         499,975
 Nikkiso Co., Ltd......................................      61,000         294,896
 Nikko Co., Ltd., Akashi...............................      65,000         157,753
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         451,240
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000         167,040
 Nippon Carbon Co., Ltd................................     177,000         251,162
 Nippon Chemical Industrial Co., Ltd...................     131,000         356,393
 #Nippon Chemi-Con Corp................................     103,000         322,552
 *Nippon Chemiphar Co., Ltd............................      49,000         130,910
 #Nippon Chutetsukan KK................................      44,000         103,342
 *Nippon Columbia Co., Ltd.............................      99,000         194,735
 *Nippon Concrete Industries Co., Ltd..................      65,000          73,152
 Nippon Conlux Co., Ltd................................      63,000         320,595
 *#Nippon Conveyor Co., Ltd............................      43,000          50,917
 Nippon Denko Co., Ltd.................................     159,000         242,736
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         352,204
 Nippon Dry-Chemical Co., Ltd..........................      40,500         129,207
 Nippon Felt Co., Ltd..................................      28,000          79,464
 Nippon Fine Chemical Co., Ltd.........................      23,000          91,833
 Nippon Flour Mills Co., Ltd...........................      95,000         231,492
 *Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         133,092
 Nippon Gas Co., Ltd...................................      62,000         373,147
 Nippon Hume Pipe Co., Ltd.............................      43,000         130,029
 *Nippon Kasei Chemical Co., Ltd.......................     113,000         176,934
 Nippon Kinzoku Co., Ltd...............................      93,000         131,966
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         348,622
 *Nippon Koshuha Steel Co., Ltd........................     151,000         169,937
 *Nippon Lace Co., Ltd.................................      26,000          38,421
 Nippon Light Metal Co., Ltd...........................     243,000         287,743
 Nippon Metal Industry Co., Ltd........................     282,000         383,598
 #Nippon Pipe Manufacturing Co., Ltd...................      35,000         150,707
 #Nippon Piston Ring Co., Ltd..........................     133,000         188,726
 Nippon Road Co., Ltd..................................     147,000         280,521
 *Nippon Seisen Co., Ltd...............................      39,000          95,033
 Nippon Sharyo, Ltd....................................     122,000         280,569
 Nippon Shinyaku Co., Ltd..............................      59,000         357,978
 Nippon Signal Co., Ltd................................     109,000         597,348
 *Nippon Steel Chemical Co., Ltd.......................     241,000         356,128
                                                               SHARES        VALUE+
                                                               ------        ------
 Nippon Suisan Kaisha, Ltd.............................     246,000    $    479,072
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         285,600
 Nippon Thompson Co., Ltd..............................      62,000         497,529
 *Nippon Valqua Industries, Ltd........................     119,000         203,797
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         294,877
 Nippon Yusoki Co., Ltd................................      49,000          93,507
 *Nissan Construction Co., Ltd.........................     128,000         150,316
 *Nissan Diesel Motor Co., Ltd.........................     214,000         207,330
 Nissan Shatai Co., Ltd................................     251,000         393,013
 *Nisseki House Industry Co., Ltd......................     260,000         445,271
 Nissha Printing Co., Ltd..............................      81,000         554,876
 Nisshin Oil Mills, Ltd................................     122,000         445,329
 Nissin Corp...........................................     150,000         273,034
 Nissin Electric Co., Ltd..............................     187,000         393,453
 Nitsuko Corp..........................................      75,000         333,953
 Nitta Corp............................................      24,000         176,151
 Nittetsu Mining Co., Ltd..............................     147,000         352,449
 *Nitto Construction Co., Ltd..........................      19,000          44,625
 Nitto Electric Works, Ltd.............................      67,000         426,188
 Nitto Flour Milling Co., Ltd..........................      54,000         126,300
 Nitto Seiko Co., Ltd..................................      56,000          93,164
 *Nitto Seimo Co., Ltd.................................      32,000          36,013
 Nittoc Construction Co., Ltd..........................      61,000         158,193
 Nohmi Bosai, Ltd......................................      59,000         265,597
 O-M, Ltd..............................................      46,000          69,775
 *OKK Corp.............................................     101,000         120,585
 #Obayashi Road Corp...................................      65,000         172,383
 *Odakyu Construction Co., Ltd.........................      29,000          69,531
 *Odakyu Real Estate Co., Ltd..........................      58,000         105,006
 #Ohki Corp............................................      73,000         165,739
 *Ohkura Electric Co., Ltd.............................      34,000          81,519
 Okabe Co., Ltd........................................      39,000         116,406
 #Okamoto Industries, Inc..............................     127,000         310,711
 Okamura Corp..........................................     197,000         570,651
 *Oki Electric Cable Co., Ltd..........................      56,000         117,825
 #Okuma and Howa Machinery, Ltd........................      69,000         111,416
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         341,968
 Ono Sokki Co., Ltd....................................      43,000         113,617
 *Optec Dai-Ichi Denko Co., Ltd........................     116,333          99,046
 Organo Corp...........................................     101,000         360,767
 Oriental Construction Co., Ltd........................      39,000         205,333
 Origin Electric Co., Ltd..............................      54,000         629,388
 Osaka Oxygen Industries, Ltd..........................     190,000         314,234
 Osaki Electric Co., Ltd...............................      56,000         277,301
 P.S.C. Corp...........................................      35,000         164,750
 Pacific Industrial Co., Ltd...........................      78,000         235,866
 *#Pacific Metals Co., Ltd.............................     299,000         529,618
 #Parco Co., Ltd.......................................      82,000         282,468
 *#Pasco Corp..........................................      37,500         350,834
 Pilot Corp............................................      32,000         137,789
 #Pokka Corp...........................................      48,000         272,447
 *Press Kogyo Co., Ltd.................................     143,000         125,948
 *#Prima Meat Packers, Ltd.............................     230,000         423,154
 Raito Kogyo Co., Ltd..................................      47,800         232,018
 Rasa Industries, Ltd..................................     119,000         356,354
 Rengo Co., Ltd........................................         800           4,525
 *Renown Look, Inc.....................................      50,000          79,268
 *Renown, Inc..........................................     402,000       1,046,455
 Rheon Automatic Machinery Co., Ltd....................      40,000         152,273
 *Rhythm Watch Co., Ltd................................     344,000         972,902

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Riken Corp............................................     193,000    $    438,186
 Riken Keiki Co., Ltd..................................      33,000         135,636
 Riken Vinyl Industry Co., Ltd.........................     123,000         481,480
 #Rohto Pharmaceutical Co., Ltd........................      57,000         418,359
 Ryobi, Ltd............................................     238,000         333,062
 Ryoden Trading Co., Ltd...............................      80,000         281,842
 Ryoyo Electro Corp....................................      45,000         657,924
 S.T. Chemical Co., Ltd................................      48,000         302,980
 SMK Corp..............................................     127,000         809,091
 SXL Corp..............................................     148,000         405,539
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000         114,645
 Sagami Chain Co., Ltd.................................      20,000         168,322
 Sagami Co., Ltd.......................................      60,000         137,985
 Sakai Chemical Industry Co., Ltd......................     184,000       1,278,465
 Sakai Heavy Industries, Ltd...........................      60,000         140,921
 *Sakai Ovex Co., Ltd..................................      85,000          97,323
 Sakata Inx Corp.......................................      92,000         324,118
 *Sakurada Co., Ltd....................................      38,000          37,931
 San-Ai Oil Co., Ltd...................................     118,000         346,430
 Sankei Building Co., Ltd..............................      97,000         323,697
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          67,114
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         351,323
 Sankyo Seiko Co., Ltd.................................      86,000         227,235
 Sankyu, Inc., Tokyo...................................     302,000         354,651
 Sanshin Electronics Co., Ltd..........................      51,000         379,312
 *Sansui Electric Co., Ltd.............................     353,000         103,636
 Sanwa Electric Co., Ltd...............................      17,000          63,219
 Sanyo Industries, Ltd., Tokyo.........................      48,000          80,795
 Sanyo Shokai, Ltd.....................................     113,000         342,810
 Sanyo Special Steel Co., Ltd..........................     339,000         520,849
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         211,264
 Sata Construction Co., Ltd., Gumma....................      61,000         113,422
 *#Sato Kogyo Co., Ltd.................................      34,000          23,957
 Sato Shoji Corp.......................................      31,000          98,292
 *Sawafugji Electric Co., Ltd..........................      31,000          92,832
 Seika Corp............................................     145,000         297,989
 *Seikitokyu Kogyo Co., Ltd............................      86,000          84,161
 Seiko Corp............................................      43,000         191,887
 Seiren Co., Ltd.......................................      81,000         241,767
 Seiyo Food Systems, Inc...............................     137,000         538,963
 Sekisui Jushi Co., Ltd................................      85,000         357,684
 *Sekisui Plastics Co., Ltd............................     150,000         277,438
 Senko Co., Ltd........................................     205,000         517,590
 Senshukai Co., Ltd....................................      40,000         715,956
 Shibaura Engineering Works Co., Ltd...................      45,000         579,097
 Shibusawa Warehouse Co., Ltd..........................     119,000         341,214
 Shibuya Kogyo Co., Ltd................................      54,000         484,063
 *Shikibo, Ltd.........................................     155,000         141,068
 Shikoku Chemicals Corp................................      89,000         283,065
 Shimizu Bank, Ltd.....................................       8,100         435,974
 *Shimura Kako Co., Ltd................................      55,000         138,866
 Shin Nippon Air Technologies Co., Ltd.................      37,180         176,467
 Shinagawa Fuel Co., Ltd...............................     160,000         610,657
 *#Shinagawa Refractories Co., Ltd.....................     116,000         373,479
 Shindengen Electric Manufacturing Co., Ltd............      68,000         319,421
 Shin-Etsu Polymer Co., Ltd............................      68,000         409,258
 *#Shinko Electric Co., Ltd............................     257,000         442,648
 #Shinko Shoji Co., Ltd................................      41,000         397,221
                                                               SHARES        VALUE+
                                                               ------        ------
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000    $    243,186
 *Shinmaywa Industries, Ltd............................     168,000         330,459
 Shinsho Corp..........................................     110,000         198,072
 *Shintom Co., Ltd.....................................     115,000          70,901
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         160,708
 Shinyei Kaisha........................................      54,000          89,837
 Shiroki Co., Ltd......................................     132,000         284,190
 *Shochiku Co., Ltd....................................      99,000         425,317
 Shoko Co., Ltd........................................     156,000         228,996
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000         279,552
 #Showa Corp...........................................     117,000         471,733
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......     313,000         523,785
 Showa Highpolymer Co., Ltd............................      79,000         255,125
 Showa Sangyo Co., Ltd.................................     160,000         327,250
 *#Silver Seiko, Ltd...................................      87,000         340,559
 Sintokogio, Ltd., Nagoya..............................     108,000         281,137
 Soda Nikka Co., Ltd...................................      35,000          63,708
 *#Sogo Co., Ltd.......................................     263,000         347,458
 *Sokkisha Co., Ltd....................................      40,000          73,201
 Sotetsu Rosen Co., Ltd................................      42,000         221,950
 Star Micronics Co., Ltd...............................      84,000       1,068,650
 Subaru Enterprise Co., Ltd............................      36,000         126,829
 *Suminoe Textile Co., Ltd.............................     142,000         234,848
 *Sumitomo Coal Mining Co., Ltd........................     107,000         125,654
 *#Sumitomo Construction Co., Ltd......................     320,000         350,736
 Sumitomo Corporation's Leasing, Ltd...................      35,000         452,121
 Sumitomo Densetsu Co., Ltd............................      50,700         273,383
 *#Sumitomo Light Metal Industries, Ltd................     493,000         453,511
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         259,529
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         274,502
 Sun Wave Corp.........................................      88,000         192,044
 Sun-S, Inc............................................      38,300         258,619
 SunTelephone Co., Ltd.................................      65,000         227,088
 *#Suzutan Co., Ltd....................................      62,000         127,416
 TYK Corp..............................................      67,000         154,083
 Tabai Espec Corp......................................      34,000         229,584
 Tadano, Ltd...........................................      23,000          52,894
 Taihei Dengyo Kaisha, Ltd.............................      66,000         176,327
 Taihei Kogyo Co., Ltd.................................     114,000         215,315
 *Taiheiyo Kaiun Co., Ltd..............................      72,000          41,572
 Taiheiyo Kouhatsu, Inc................................      90,000         132,994
 *#Taiheiyo Securities Co., Ltd........................     218,000         437,344
 Taikisha, Ltd.........................................      97,000         778,392
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000         306,014
 *Taisei Prefab Construction Co., Ltd..................     134,000         127,201
 Taisei Rotec Corp.....................................     127,000         242,354
 Taito Co., Ltd........................................      70,000         178,108
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         433,645
 Takada Kiko Co., Ltd..................................      31,000         139,551
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         282,429
 *Taka-Q Co., Ltd......................................      69,500         111,543
 #Takara Co., Ltd......................................      39,000         146,939
 *Takarabune Corp......................................      52,000          61,575
 Takasago International Corp...........................      84,000         399,511
 *#Takasaki Paper Manufacturing Co., Ltd...............     157,000         161,325
 *Takashima & Co., Ltd.................................      60,000          85,140

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Takiron Co., Ltd......................................     140,000    $    498,703
 Tamura Corp...........................................      65,000         256,985
 *Tamura Electric Works, Ltd...........................      74,000         242,599
 Tasaki Shinju Co., Ltd................................      53,000         225,620
 *Tateho Chemical Industries Co., Ltd..................      26,500          59,647
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         203,317
 *Tayca Corp...........................................      74,000         246,220
 *Teac Corp............................................     109,000         374,409
 Teijin Seiki Co., Ltd.................................     138,000         222,831
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         244,468
 Teikoku Sen-I Co., Ltd................................      39,000          74,424
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         207,888
 Teisan KK.............................................     219,000         642,951
 *Tekken Corp..........................................     274,000         375,397
 Ten Allied Co., Ltd...................................      37,000         161,853
 Tenma Corp............................................      29,000         329,774
 *Tesac Corp...........................................      92,000          71,126
 Tetra Co., Ltd., Tokyo................................      41,000          93,487
 The Daito Bank, Ltd...................................      81,000         269,511
 Titan Kogyo KK........................................      36,000          63,767
 #Toa Corp.............................................     110,000         191,613
 Toa Doro Kogyo Co., Ltd...............................      85,000         218,770
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          82,155
 *#Tobishima Corp......................................     100,000          68,503
 *Tobu Store Co., Ltd..................................      71,000         145,912
 Tochigi Bank, Ltd.....................................      60,000         396,340
 Tochigi Fuji Industrial Co., Ltd......................      51,000          96,325
 Toda Kogyo Corp.......................................      88,000         377,198
 Todentu Corp..........................................      57,000         333,571
 Toenec Corp...........................................      80,000         299,065
 Toho Real Estate Co., Ltd.............................      98,000         439,242
 #Toho Zinc Co., Ltd...................................     205,000         471,449
 *Tohpe Corp...........................................      36,000          56,368
 Tohto Suisan Co., Ltd.................................      54,000         211,910
 Tokai Carbon Co., Ltd.................................     170,000         334,393
 Tokai Corp............................................     108,000         567,559
 *Tokai Kanko Co., Ltd.................................     198,000         174,390
 #Tokai Maruman Securities Co., Ltd....................      99,000         716,935
 #Tokai Pulp Co., Ltd..................................      88,000         327,250
 Tokai Rika Co., Ltd...................................      61,000         587,405
 *Tokai Senko KK, Nagoya...............................      47,000          79,111
 Tokico, Ltd...........................................     189,000         303,332
 *Tokimec, Inc.........................................     119,000         189,822
 Tokin Corp............................................      53,000         301,346
 Toko Electric Corp....................................      39,000         125,948
 Toko, Inc.............................................      81,000         358,291
 #Tokushima Bank, Ltd..................................      51,000         390,791
 #Tokushu Paper Manufacturing Co., Ltd.................     119,000         556,657
 Tokyo Denki Komusho Co., Ltd..........................      57,000         222,009
 *Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         152,283
 Tokyo Rakutenchi Co., Ltd.............................      92,000         315,115
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         422,626
 Tokyo Sangyo Co., Ltd.................................      36,500         119,303
 *#Tokyo Securities Co., Ltd...........................     193,000         780,046
 #Tokyo Tatemono Co., Ltd..............................     244,000         544,424
 *#Tokyo Tekko Co., Ltd................................      67,000          52,454
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         206,606
 Tokyotokeiba Co., Ltd.................................      77,000         111,523
                                                               SHARES        VALUE+
                                                               ------        ------
 *Tokyu Car Corp.......................................     213,000    $    216,783
 *#Tokyu Construction Co., Ltd.........................     356,000         264,775
 *#Tokyu Department Store Co., Ltd.....................     266,000         314,978
 *#Tokyu Hotel Chain Co., Ltd..........................     189,000         310,730
 Tokyu Store Chain Corp................................     175,000         561,726
 *Tokyu Tourist Corp...................................      38,000          45,369
 Toli Corp.............................................     101,000         207,565
 Tomoe Corp............................................      56,000         126,046
 *Tomoegawa Paper Co., Ltd.............................      55,000         226,599
 Tomoku Co., Ltd.......................................     185,000         334,932
 Tonami Transportation Co., Ltd........................     173,000         330,136
 Topcon Corp...........................................      68,000         254,206
 Topre Corp............................................      85,000         274,502
 Topy Industries, Ltd..................................     187,000         287,312
 *Torigoe Co., Ltd.....................................      21,000          97,001
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         192,445
 *Toshiba Ceramics Co., Ltd............................     127,000         345,510
 Toshiba Engineering & Construction Co., Ltd...........     101,000         235,240
 Toshiba Machine Co., Ltd..............................     294,000         561,041
 Toshiba Tungaloy Co., Ltd.............................     124,000         319,147
 Tosho Printing Co., Ltd...............................      94,000         230,895
 *Tostem Viva Corp.....................................     119,000         331,898
 Totenko Co., Ltd......................................      35,000         393,893
 Totetsu Kogyo Co., Ltd................................      53,000         123,443
 *Totoku Electric Co., Ltd., Tokyo.....................      62,000         129,236
 *#Towa Real Estate Development Co., Ltd...............     160,000         122,131
 Toyo Chemical Co., Ltd................................      52,000         218,310
 *Toyo Communication Equipment Co., Ltd................      79,000         865,880
 *#Toyo Construction Co., Ltd..........................     290,000         292,313
 *Toyo Electric Co., Ltd...............................      67,000          96,384
 *#Toyo Engineering Corp...............................     247,000         246,553
 *#Toyo Kanetsu KK.....................................     206,000         294,329
 Toyo Kohan Co., Ltd...................................     140,000         535,695
 Toyo Radiator Co., Ltd................................     104,000         298,204
 *#Toyo Securities Co., Ltd............................     113,000         337,280
 Toyo Shutter Co., Ltd.................................      77,000          97,206
 Toyo Sugar Refining Co., Ltd..........................      60,000         116,847
 *Toyo Tire & Rubber Co., Ltd..........................     173,000         270,881
 #Toyo Umpanki Co., Ltd................................     146,000         225,747
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         176,679
 Tsubaki Nakashima Co., Ltd............................      47,000         653,129
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          86,118
 *Tsudakoma Corp.......................................     101,000         143,318
 *#Tsugami Corp........................................     124,000         269,394
 *Tsukamoto Co., Ltd...................................      44,000          82,243
 Tsukishima Kikai Co., Ltd.............................      38,000         242,834
 *Tsumura & Co., Inc...................................     124,000         521,799
 Tsurumi Manufacturing Co., Ltd........................      42,000         214,963
 Tsutsumi Jewelry Co., Ltd.............................      16,900         525,928
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         216,783
 U-Shin, Ltd...........................................      19,000          98,361
 Uchida Yoko Co., Ltd..................................      72,000         514,361
 Ueki Corp.............................................      47,000          94,290
 Unisia Jecs Corp......................................     215,000         258,795
 *Unitika, Ltd.........................................     394,000         320,027
 *Utoc Corp............................................      38,000          53,550
 Wakachiku Construction Co., Ltd.......................     194,000         347,429

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Wakamoto Pharmaceutical Co., Ltd......................      48,000    $    193,062
 Yahagi Construction Co., Ltd..........................      59,000         237,305
 *Yahagi Corp..........................................      40,000               0
 Yamamura Glass Co., Ltd...............................     213,000         385,624
 Yamatane Corp.........................................     131,000         185,888
 *#Yamatane Securities Co., Ltd........................     203,000         441,024
 *Yamato International, Inc............................      43,000          60,596
 Yamazen Co., Ltd......................................     140,000         213,730
 Yaoko Co., Ltd........................................      16,000         241,131
 Yokogawa Bridge Corp..................................      70,400         206,684
 *Yokohama Matsuzakaya, Ltd............................      27,000          26,423
 Yokohama Reito Co., Ltd...............................     111,000         659,363
 Yomeishu Seizo Co., Ltd...............................      46,000         315,565
 Yomiuri Land Co., Ltd.................................     157,000         419,445
 Yondenko Corp.........................................      58,800         212,908
 #Yonekyu Corp.........................................      31,500         437,735
 Yorozu Corp...........................................      26,800         114,087
 *Yoshihara Oil Mill, Ltd..............................      36,000          83,143
 Yoshimoto Kogyo Co., Ltd..............................      60,000         640,015
 *Yuasa Corp...........................................     147,000         300,660
 Yuasa Trading Co., Ltd................................     174,000         279,258
 *Yuken Kogyo Co., Ltd.................................      60,000          85,140
 Yurtec Corp...........................................      54,000         223,536
 #Zenchiku Co., Ltd....................................     126,000         298,400
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $367,681,466)..................................                 198,349,810
                                                                       ------------

                                                                             VALUE+
                                                                             ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $14,884)..........................                $     15,286
                                                                       ------------
TOTAL -- JAPAN
  (Cost $367,696,350)..................................                 198,365,096
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $3,705,363) to be
   repurchased at $3,647,537.
   (Cost $3,647,000)...................................    $  3,647       3,647,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $371,343,350)++................................                $202,012,096
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements. Denominated in local currency.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
HONG KONG -- (29.8%)
COMMON STOCKS -- (29.4%)
 ABC Communications (Holdings), Ltd....................      930,000   $    189,199
 ALCO Holdings, Ltd....................................      314,000         29,514
 ASM Pacific Technology, Ltd...........................      874,000      1,401,068
 *AWT World Transport Holdings, Ltd....................      250,800          4,392
 *Allied Group, Ltd....................................    7,298,000        723,558
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        345,135
 *Anex International Holdings, Ltd.....................      152,000          3,073
 Applied International Holdings, Ltd...................    1,243,000         45,614
 *Asia Commercial Holdings, Ltd........................       72,800          4,968
 Asia Financial Holdings, Ltd..........................    1,795,112        312,035
 *Asia Securities International, Ltd...................    2,386,600        175,159
 Asia Standard International Group, Ltd................    1,722,000        241,679
 Associated International Hotels, Ltd..................      898,000        381,565
 Beauforte Investors Corp., Ltd........................       72,000        103,368
 *Beijing Development (Hong Kong), Ltd.................      166,000         20,947
 *Benelux International, Ltd...........................       30,000            147
 Bossini International Holdings, Ltd...................      122,000         22,149
 Boto International Holdings, Ltd......................      458,000         60,741
 *Burlingame International Co., Ltd....................      990,000         26,259
 Burwill Holdings, Ltd.................................    2,059,200        225,370
 *CCT Telecom Holdings, Ltd............................    1,449,700        611,319
 *CIL Holdings, Ltd....................................    2,058,000         18,019
 *CNT Group, Ltd.......................................    3,078,000         95,910
 Cafe de Coral Holdings, Ltd...........................    1,191,000        467,725
 *Capetronic International Holdings, Ltd...............      292,490        144,994
 *Capital Asia, Ltd....................................       49,368          1,939
 *Central China Enterprises, Ltd.......................    2,104,000         89,400
 *Century City International Holdings, Ltd.............      542,056         17,449
 Champion Technology Holdings, Ltd.....................   11,769,380        689,515
 *Cheerful Holdings, Ltd...............................      818,850         87,511
 Chen Hsong Holdings, Ltd..............................    1,515,000        492,553
 Cheuk Nang Properties (Holdings), Ltd.................      750,008         96,570
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         39,763
 *Cheung Wah Development Co., Ltd......................    1,286,000         38,416
 Chevalier (OA) International, Ltd.....................    1,776,251        109,780
 *Chevalier Construction Holdings, Ltd.................      131,203          2,838
 Chevalier Development International, Ltd..............      899,109        106,507
 Chevalier International Holdings, Ltd.................    2,656,469        188,125
 *China Aerospace International Holdings, Ltd..........    1,499,400        169,894
 *China Development Corp., Ltd.........................    1,150,000         28,134
 *China Everbright International, Ltd..................    1,975,000        172,924
 *China Everbright Technology, Ltd.....................    3,244,000        367,572
 China Foods Holdings, Ltd.............................    1,544,000        290,254
 *China Investments Holdings, Ltd......................      175,000          3,921
 China Motor Bus Co., Ltd..............................      114,200        749,920
 China Online (Bermuda), Ltd...........................   10,580,000        239,760
 *China Overseas Land & Investment, Ltd................    4,558,000        422,557
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        421,682
                                                            SHARES           VALUE+
                                                            ------           ------

 *China Star Entertainment, Ltd........................    1,676,400   $    106,847
 *China Strategic Holdings, Ltd........................    3,760,000        186,392
 #China Travel International Investment, Ltd...........    2,730,000        442,906
 *China United (Holdings), Ltd.........................    8,199,000         23,225
 #China-Hong Kong Photo Products Holdings, Ltd.........    2,338,000        316,091
 *Chinese Estates Holdings, Ltd........................    1,204,000        178,280
 *Chinney Investments, Ltd.............................    1,144,000         71,441
 Chow Sang Sang Holdings International, Ltd............    1,098,400        240,430
 Chuangs China Investments, Ltd........................    1,347,000        109,266
 Chuang's Consortium International, Ltd................    1,858,884         83,772
 Chun Wo Holdings, Ltd.................................    1,337,534         92,999
 *Chung Hwa Devlopment Holdings, Ltd...................    3,383,425         21,782
 *Cig-Wh International Holdings, Ltd...................      472,000         27,348
 *Climax International Co., Ltd........................      296,000          5,183
 *Companion Building Material International Holdings,
   Ltd.................................................    3,607,514         51,560
 *Companion Marble (Holdings), Ltd.....................       48,848          8,743
 Continental Holdings, Ltd.............................       98,825          3,945
 *Continental Mariner Investment Co., Ltd..............    1,629,000        226,529
 Cosmos Machinery Enterprises, Ltd.....................    1,024,000         54,058
 *Crocodile Garments, Ltd..............................    1,539,000         32,895
 Cross Harbour Tunnel Co., Ltd.........................      365,603        270,680
 *Culturecom Holdings, Ltd.............................    2,161,000        129,386
 *Cybersonic Technology, Ltd...........................      193,000         73,309
 *DC Finance Holdings, Ltd.............................       27,000          7,127
 *Dah Hwa International Holdings, Ltd..................    1,122,000         36,839
 *Daido Concrete (Hong Kong), Ltd......................      223,000          5,025
 Dickson Concepts International, Ltd...................      222,000        228,676
 *Dong-Jun Holdings, Ltd...............................    2,484,000         37,741
 *Dransfield Holdings, Ltd.............................      190,000          3,474
 Dynamic Holdings, Ltd.................................      158,000         23,396
 *Easyknit International Holdings, Ltd.................      353,575         14,341
 *#Egana International Holdings, Ltd...................   19,766,208        621,000
 Egana Jewelry & Pearls, Ltd...........................    2,823,744         92,714
 Elec & Eltek International Holdings, Ltd..............    2,565,659        419,548
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         62,971
 *Emporer International Holdings, Ltd..................      644,369         58,078
 *Englong International, Ltd...........................      130,000              0
 *Essential Enterprises Co., Ltd.......................      320,000         94,767
 *Evergo China Holdings, Ltd...........................    3,720,000         65,142
 *FPB Bank Holding Co., Ltd............................    2,784,520        512,702
 *Fairwood Holdings, Ltd...............................      426,000          9,764
 *Fairyoung Holdings, Ltd..............................    1,446,000         57,718
 Far East Consortium International, Ltd................    1,641,378        120,465
 *Far East Holdings International, Ltd.................       70,000          3,831
 *Far East Hotels & Entertainment, Ltd.................    1,853,000        174,171
 First Sign International Holdings, Ltd................    1,050,000         41,911
 Fong's Industries Co., Ltd............................      962,000         37,160
 *Fortuna International Holdings, Ltd..................    2,727,000         23,877
 *Founder, Ltd.........................................      590,000        471,001

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Fountain Set Holdings, Ltd............................    1,274,000   $    164,039
 Four Seas Mercantile Holdings, Ltd....................      592,000        138,730
 *Four Seas Travel International, Ltd..................      150,000          9,850
 Frankie Dominion International, Ltd...................      630,173         12,982
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000          6,998
 *G-Prop Holdings, Ltd.................................      378,200         63,306
 Giordano International, Ltd...........................    1,650,000      1,646,509
 Glorious Sun Enterprises, Ltd.........................      840,000        356,921
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        225,041
 *Golden Power International Holdings, Ltd.............      562,000         47,036
 Golden Resources Development International, Ltd.......      971,000         58,762
 Gold-Face Holdings, Ltd...............................    2,003,600        193,487
 Goldlion Holdings, Ltd................................    2,052,000        227,224
 *Goldtron (Bermuda) Holdings, Ltd.....................       51,111          3,356
 *Golik Holdings, Ltd..................................    1,536,500         57,373
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        178,502
 Grande Holdings, Ltd..................................      420,088        186,611
 Great Wall Electronic International, Ltd..............    3,159,034        168,803
 Group Sense (International), Ltd......................    2,062,000        183,196
 *#Guangdong Investment, Ltd...........................    2,150,000        254,686
 *Guangnan Holdings, Ltd...............................      762,000         40,227
 *Guangzhou Investment Co., Ltd........................    3,510,000        262,128
 *Guoco Land (Philippines), Ltd........................      159,000         44,016
 *HKCB Bank Holding Co., Ltd...........................    1,130,000        298,271
 #Hanny Holdings, Ltd..................................      911,056        413,507
 Harbour Centre Development, Ltd.......................      784,000        580,447
 Harbour Ring International Holdings, Ltd..............    2,636,000         95,035
 Henderson China Holdings, Ltd.........................      911,000        521,984
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         39,207
 High Fashion International, Ltd.......................      178,000         20,627
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145        132,695
 Hong Kong Building & Loan Agency, Ltd.................      407,000         46,116
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        613,696
 *Hong Kong Parkview Group, Ltd........................    1,130,000        614,729
 Hop Hing Holdings, Ltd................................      660,265         40,807
 *Hsin Chong Construction Group, Ltd...................    1,569,658         84,885
 *Hualing Holdings, Ltd................................    1,344,000         43,263
 *Huey Tai International, Ltd..........................    2,363,112        158,222
 Hung Hing Printing Group, Ltd.........................      934,442        366,970
 *Hwa Kay Thai Holdings, Ltd...........................      244,423          7,805
 IDT International, Ltd................................    4,028,486        425,338
 *IMC Holdings, Ltd....................................      604,000         58,328
 ITC Corp., Ltd........................................      466,157         89,433
 *Ideal Pacific Holdings, Ltd..........................      838,000         80,925
 *Innovative International (Holdings), Ltd.............    1,474,003         31,316
 *Interform Ceramics Technologies, Ltd.................    1,104,000         26,866
 International Bank of Asia, Ltd.......................    2,615,714        565,820
 International Pipe, Ltd...............................    1,926,726        183,582
 *Island Dyeing & Printing Co., Ltd....................      148,000         48,594
 JCG Holdings, Ltd.....................................    1,048,333        573,676
 Jackin International Holdings, Ltd....................      210,000         31,095
 *Jinhui Holdings Co., Ltd.............................      370,000         12,387
 *Joyce Boutique Holdings, Ltd.........................    1,360,000         34,147
 *K Wah International Holdings, Ltd....................    2,548,380        142,735
 KPI Co., Ltd..........................................      264,000          9,688
 *KTP Holdings, Ltd....................................      180,400          7,929
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kader Holdings Co., Ltd..............................      545,600   $     15,806
 *Kantone Holdings, Ltd................................      123,902         16,911
 Keck Seng Investments (Hong Kong), Ltd................      858,600        116,080
 Kee-Shing Holdings Co., Ltd...........................      886,000        102,673
 *King Fook Holdings, Ltd..............................    1,000,000         36,053
 Kingboard Chemical Holdings, Ltd......................      926,000        369,616
 Kingmaker Footwear Holdings, Ltd......................      770,000        123,931
 *Kong Sun Holdings, Ltd...............................      480,000         12,484
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         42,748
 Kumagai Gumi Hong Kong, Ltd...........................      970,000        359,077
 *Kwong Sang Hong International, Ltd...................    1,434,000        127,402
 Kwoon Chung Bus Holdings, Ltd.........................      556,000        116,692
 *Lai Sun Development Co., Ltd.........................    2,970,000        130,021
 *Lai Sun Garment (International), Ltd.................    2,325,000         80,829
 *Lai Sun Hotels International, Ltd....................    3,268,000        227,224
 *Lam Soon (Hong Kong), Ltd............................      302,310         58,388
 *Lam Soon Food Industries, Ltd........................      228,000         45,797
 *Lamex Holdings, Ltd..................................    2,419,200         64,791
 Le Saunda Holdings, Ltd...............................      236,000         15,194
 Leefung-Asco Printers Holdings, Ltd...................      144,000         28,739
 #Legend Holdings, Ltd.................................    1,100,000      2,563,597
 *Leung Kee Holdings, Ltd..............................      354,000          4,786
 *Lippo, Ltd...........................................    1,074,760        218,649
 Liu Chong Hing Bank, Ltd..............................      365,000        373,627
 Liu Chong Hing Investment, Ltd........................      635,200        398,716
 *Logic International Holdings, Ltd....................      812,000         27,706
 *Luks Industrial Co., Ltd.............................      537,963         83,121
 Lung Kee (Bermuda) Holdings, Ltd......................      686,000        147,509
 *Magnificent Estates, Ltd.............................    3,778,000         38,916
 *Magnum International Holdings, Ltd...................      300,000          3,283
 *Mansion Holdings, Ltd................................    1,420,360         14,082
 *Mansion House Group, Ltd.............................      698,200         44,950
 *Megga (S.) International Holdings, Ltd...............    1,513,400         15,979
 Melbourne Enterprises, Ltd............................       45,500        195,675
 *Melco International Development, Ltd.................      180,000         23,177
 Midland Realty (Holding), Ltd.........................      496,000         51,092
 *Millenium Group, Ltd.................................    3,712,000         35,369
 *Min Xin Holdings, Ltd................................      987,200         88,978
 Mingly Corp., Ltd.....................................    4,032,600        706,159
 Moulin International Holdings, Ltd....................    3,109,574        292,282
 *Mui Hong Kong, Ltd...................................    1,230,000         15,521
 *Multi-Asia International Holdings, Ltd...............    1,867,000        146,640
 Nanyang Holdings, Ltd.................................      137,500        123,931
 *National Electronics Holdings, Ltd...................    2,156,000         55,521
 *New Island Printing Holdings, Ltd....................      176,000          8,951
 *New World Cyberbase, Ltd.............................       25,220          6,819
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        510,891
 *Nph International Holdings, Ltd......................      542,000         13,539
 Ocean Information Holdings, Ltd.......................      122,000          8,797
 Onfem Holdings, Ltd...................................    1,922,000        163,334
 *Oriental Metals Holdings Co., Ltd....................    1,237,800        133,878
 *Oriental Press Group, Ltd............................    3,400,500        398,440
 Oxford Properties & Finance, Ltd......................      110,000         85,264
 *Pacific Andes International Holdings, Ltd............      156,000          6,528
 *Pacific Concord Holding, Ltd.........................    2,065,770        226,089
 *Pacific Plywood Holdings, Ltd........................   10,210,000        160,385
 *Paramount Publishing Group, Ltd......................      620,000         85,419

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Paul Y. ITC Construction Holdings, Ltd................      604,153   $     52,897
 *Peace Mark (Holdings), Ltd...........................    6,758,122         91,368
 *Pearl Oriental Holdings, Ltd.........................    9,064,000        250,921
 Pegasus International Holdings, Ltd...................      226,000         27,354
 Perfect Treasure Holdings, Ltd........................      364,000         68,897
 Perfectech International Holdings, Ltd................      519,500         65,553
 *Pico Far East Holdings, Ltd..........................    1,190,000        114,918
 Playmate Toys Holdings, Ltd...........................    1,585,000         83,674
 Pokfulam Development Co., Ltd.........................      234,000         70,051
 *Poly Investments Holdings, Ltd.......................    2,670,000        137,515
 Prestige Properties Holdings, Ltd.....................      965,000         44,731
 Prime Succession, Ltd.................................      768,000         19,382
 *QPL International Holdings, Ltd......................    1,191,000        463,891
 *Quality Healthcare Asia, Ltd.........................    1,338,000        542,682
 *RJP Electronics, Ltd.................................    1,658,000         24,337
 *RNA Holdings, Ltd....................................       20,600          1,989
 Raymond Industrial, Ltd...............................      605,400         39,755
 Realty Development Corp., Ltd. Series A...............       60,000         90,389
 *Regal Hotels International Holdings, Ltd.............    1,950,000        150,648
 *Rhine Holdings, Ltd..................................       64,000              0
 *Rivera Holdings, Ltd.................................    3,160,000         40,688
 Road King Infrastructure, Ltd.........................      449,000        289,065
 *Ryoden Development, Ltd..............................    1,912,000        120,632
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000         90,626
 SA SA International Holdings, Ltd.....................    1,134,000        183,976
 Safety Godown Co., Ltd................................      408,000        225,895
 *Same Time Holdings, Ltd..............................      410,000          6,441
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        153,407
 Sea Holdings, Ltd.....................................    1,068,000        385,042
 *Seapower International Holdings, Ltd.................      854,000         30,789
 *Seapower Resources International, Ltd................    2,528,000         52,081
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327        114,998
 *Shangri-La Asia, Ltd.................................    1,052,469      1,233,188
 Shaw Brothers Hong Kong, Ltd..........................      325,000        338,959
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        130,890
 *Shenyin Wanguo (Hong Kong), Ltd......................      847,500         80,751
 *Shenzhen International Holdings, Ltd.................    6,187,500        103,571
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         37,264
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         73,372
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        166,287
 *Shougang Concord Technology Holdings, Ltd............    1,647,914        103,970
 Shui On Construction & Materials, Ltd.................      218,000        319,993
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         42,078
 *Shun Ho Resources Holdings, Ltd......................      483,000         18,657
 *#Shun Shing Holdings, Ltd............................    2,573,600        397,650
 #Shun Tak Holdings, Ltd...............................    3,422,000        713,795
 *Silver Grant International Industries, Ltd...........    2,087,000        201,540
 Sime Darby Hong Kong, Ltd.............................    1,040,000        348,165
 *Simsen Metals & Holdings, Ltd........................    1,024,000         18,459
 *Sincere Co., Ltd.....................................      505,500         29,615
                                                            SHARES           VALUE+
                                                            ------           ------

 Sing Tao Holdings, Ltd................................      913,000   $    150,473
 *Singamas Container Holdings, Ltd.....................      320,000         19,365
 *Sino Foundations Holdings, Ltd.......................    1,074,000         29,732
 *Sinocan Holdings, Ltd................................      350,000          4,822
 Solartech International Holdings, Ltd.................      496,000         90,049
 *Sound International, Ltd.............................       79,200          1,091
 South China Brokerage Co., Ltd........................    4,060,000         93,575
 South China Industries, Ltd...........................    1,124,000         83,941
 *South China Strategic Investments, Ltd...............      857,400         85,007
 *South Sea Development Co., Ltd.......................    2,603,158        140,776
 *Southeast Asia Properties & Finance, Ltd.............      175,692         36,195
 Starlight International Holdings, Ltd.................    1,049,034         90,499
 *Stelux Holdings International, Ltd...................    1,307,702         48,830
 *Styland Holdings, Ltd................................      258,560          1,764
 Sun Fook Kong Holdings, Ltd...........................    1,778,000        595,228
 Sun Hung Kai & Co., Ltd...............................    3,338,600        395,486
 *Suncorp Technologies, Ltd............................      158,400          4,222
 Suwa International Holdings, Ltd......................    1,062,000         64,269
 *Swank International Manufacturing Co., Ltd...........      638,000          6,983
 Symphony Holdings, Ltd................................    6,950,000         91,277
 *Tack Hsin Holdings, Ltd..............................      542,000         40,477
 Tai Cheung Holdings, Ltd..............................    1,445,000        305,134
 Tai Sang Land Development, Ltd........................      627,984        169,803
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865        146,122
 *Tak Wing Investment Holdings, Ltd....................      432,800         31,764
 Techtronic Industries Co., Ltd........................    1,330,000        227,762
 *#Tem Fat Hing Fung (Holdings), Ltd...................    5,488,000        194,324
 Termbray Industries International (Holdings), Ltd.....    2,304,900        296,777
 Tern Properties Co., Ltd..............................       61,200         11,465
 Texwinca Holdings, Ltd................................    1,074,000        193,602
 *Tian An China Investments Co., Ltd...................    4,355,750        171,057
 Tian Teck Land, Ltd...................................    1,098,000        186,619
 *Triplenic Holdings, Ltd..............................    2,378,000         38,886
 Tristate Holdings, Ltd................................      138,000         31,984
 Truly International Holdings, Ltd.....................    1,014,000        349,253
 *Tse Sui Luen Jewellry (International), Ltd...........    1,529,226         56,117
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         57,392
 Tungtex (Holdings) Co., Ltd...........................      788,000        108,565
 *Tysan Holdings, Ltd..................................    1,040,773         53,604
 *UDL Holdings, Ltd....................................      474,000          1,953
 *USI Holdings, Ltd....................................      928,999        178,230
 *Union Bank of Hong Kong, Ltd.........................    1,005,934        615,236
 *United Power Investment, Ltd.........................    1,664,000         40,280
 *Universal Appliances, Ltd............................    2,770,000         98,082
 Van Shung Chong Holdings, Ltd.........................      712,000        158,601
 *Vanda Systems & Communications Holdings, Ltd.........      644,000        178,280
 Vitasoy International Holdings, Ltd...................      546,000        147,635
 Wah Ha Realty Co., Ltd................................      278,600         34,437
 *Wah Kwong Shipping Holdings, Ltd.....................      230,500        122,426
 *Wah Nam Group, Ltd...................................    1,934,800         12,954
 Wai Kee Holdings, Ltd.................................    1,562,738        313,899
 *Winfoong International, Ltd..........................    1,210,000         56,867
 *Wing Fai International, Ltd..........................    3,380,000        156,674
 Wing On Co. International, Ltd........................      565,000        261,896
 Wing On International Holdings, Ltd...................       50,000         47,641
 Wing Shan International, Ltd..........................      896,000         64,606

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Winsan China Investment Group, Ltd...................      384,000   $     11,372
 Winsor Industrial Corp., Ltd..........................      498,000         79,511
 *Winsor Properties Holdings, Ltd......................      498,000        129,847
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         27,534
 Wong's International (Holdings), Ltd..................    1,012,000        222,821
 *Wong's Kong King International (Holdings), Ltd.......    1,139,600         33,749
 World Houseware (Holdings), Ltd.......................      556,984         22,591
 YGM Trading, Ltd......................................      228,000         99,080
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         45,890
 Yaohan Food Processing & Trading Co., Ltd.............      124,000          9,739
 *Yaohan Hong Kong Corp., Ltd..........................      760,000              0
 Yaohan International Caterers, Ltd....................      512,000         50,103
 *Yaohan International Holdings, Ltd...................      974,000              0
 *Yau Lee Holdings, Ltd................................    2,136,000         30,253
 *Yeebo International Holdings, Ltd....................       40,800          1,156
 *Yiu Wing International Holdings, Ltd.................    1,404,200        106,674
 *Yoshiya International Corp., Ltd.....................      612,300         39,420
 Yugang International, Ltd.............................    5,958,000        233,980
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         32,447
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $79,367,229)...................................                  53,722,312
                                                                       ------------
RIGHTS/WARRANTS -- (0.3%)
 *Can Do Holdings, Ltd. Rights 01/07/00................      296,000          1,906
 *Capital Asia, Ltd. Rights 12/03/99...................       49,368             32
 *#Egana Jewelry & Pearls, Ltd. Warrants 06/30/01......      494,155          4,136
 *Gold-Face Holdings, Ltd. Warrants 09/30/01...........      182,145          3,659
 *Grande Holdings, Ltd. Warrants 10/15/00..............       84,017          2,704
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      132,053              0
 *Mansion Holdings, Ltd. Warrants 07/28/01.............       30,360             98
 *Ngai Lik Industrial Holdings, Ltd. Warrants
   06/30/01............................................      155,600         39,068
 *Online Credit International, Ltd. Warrants
   12/31/00............................................      210,000              0
 Process Automation (Holdings), Ltd. Warrants
   03/28/01............................................   10,520,000        467,319
 *Yunnan Enterprise Holdings, Ltd. Warrants 09/30/02...       48,000              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $90,811).......................................                     518,953
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $232,442).....................................                     232,555
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $79,690,482)...................................                  54,473,789
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

SINGAPORE -- (29.1%)
COMMON STOCKS -- (29.0%)
 AV Jennings Homes, Ltd................................       30,800   $      8,433
 Acma, Ltd.............................................      472,600        315,070
 *Alliance Technology & Development, Ltd...............      156,000         35,750
 Amtek Engineering, Ltd................................      432,500        303,783
 *Ana Hotels Singapore, Ltd............................      124,000        184,526
 Apollo Enterprises, Ltd...............................      193,000        103,394
 Armstrong Industrial Corp.............................      730,000        149,913
 Avimo Group, Ltd......................................      317,250        564,636
 Benjamin (F.J.) Holdings, Ltd.........................      611,000        201,851
 *Bonvests Holdings, Ltd...............................      750,000        363,844
 *Broadway Industrial Group, Ltd.......................      352,000         64,953
 Bukit Sembawang Estates, Ltd..........................       71,334        683,626
 *CK Tang, Ltd.........................................      307,000         97,766
 CWT Distribution, Ltd.................................      461,500        362,611
 Carnaudmetalbox Asia, Ltd.............................      213,000        290,343
 Causeway Investment, Ltd..............................      248,000         66,429
 Central Properties, Ltd...............................       66,000        526,435
 Chemical Industries (Far East), Ltd...................      105,910        121,672
 Chevalier Singapore Holdings, Ltd.....................      220,000         53,691
 Chuan Hup Holdings, Ltd...............................      610,000        795,188
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        175,431
 Comfort Group, Ltd....................................    1,646,000        920,987
 Compact Metal Industries..............................      643,000        158,838
 Cosco Investment (Singapore), Ltd.....................      244,400        168,754
 Courts Singapore, Ltd.................................      495,000        238,664
 Dovechem Terminals Holdings, Ltd......................      339,000        193,717
 Econ International, Ltd...............................      621,000        251,360
 Eltech Electronics, Ltd...............................      704,000        150,859
 Eng Wah Organisation, Ltd.............................      265,000         61,519
 First Capital Corp., Ltd..............................    1,215,000      1,634,484
 Focal Finance, Ltd....................................      336,200        438,266
 *Freight Links Express Holdings, Ltd..................    1,648,000        309,004
 Fu Yu Manufacturing, Ltd..............................    1,291,000        380,388
 Fuji Offset Plates Manufacturing, Ltd.................       33,750         10,045
 GB Holdings, Ltd......................................      200,000        110,716
 GK Goh Holdings.......................................    1,120,000      1,013,345
 *General Magnetics, Ltd...............................      308,000         88,001
 *Goldtron, Ltd........................................      473,000         63,349
 Great Eastern Holdings, Ltd...........................       20,000        213,098
 Guthrie GTS, Ltd......................................    1,174,400        342,537
 *HTP Holdings, Ltd....................................      479,000        171,073
 Hai Sun Hup Group, Ltd................................    1,302,000        558,007
 Haw Par Brothers International, Ltd...................      565,200        975,654
 Hind Hotels International, Ltd........................      171,000        253,449
 Hitachi Zosen (Singapore), Ltd........................      962,000        564,036
 Hong Kok Corp., Ltd...................................      449,000        387,534
 Hotel Grand Central, Ltd..............................      437,640        234,453
 Hotel Plaza, Ltd......................................    1,189,000        460,035
 Hotel Properties, Ltd.................................    1,393,000      1,276,932
 Hotel Royal, Ltd......................................      144,333        159,799
 Hour Glass, Ltd.......................................      298,000        125,942
 Hup Seng Huat, Ltd....................................      900,200        208,978
 Hwa Hong Corp., Ltd...................................      499,000        626,728
 Hwa Tat Lee, Ltd......................................      455,000         93,439
 *IPC Corp., Ltd.......................................    1,936,000        322,671
 Inchcape Motors, Ltd..................................      491,000        514,387
 *Inno-Pacific Holdings, Ltd...........................      962,500        177,606
 Insurance Corp. of Singapore, Ltd.....................      138,250        559,590

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 International Factors (Singapore), Ltd................      290,000   $    163,990
 Intraco, Ltd..........................................      292,500        259,423
 Isetan (Singapore), Ltd...............................       98,000        142,918
 Jack Chia-MPH, Ltd....................................      638,000        311,408
 Jaya Holdings, Ltd....................................      425,400        339,311
 Jurong Cement, Ltd....................................      132,500        211,372
 Jurong Engineering, Ltd...............................      112,000        175,335
 Kay Hian Holdings, Ltd. (Foreign).....................    1,352,000        933,535
 *Keppel Fels Energy and Infrastructure, Ltd...........    1,526,500      1,235,753
 Keppel Marine Industries, Ltd.........................      568,500        700,482
 Keppel Tatlee Finance, Ltd............................      319,750        251,235
 #Keppel Telecommunications and Transportation, Ltd....    1,376,000      1,957,547
 Khong Guan Flour Milling, Ltd.........................       19,000         31,215
 Kian Ann Engineering, Ltd.............................      868,000        227,336
 Kian Ho Bearings, Ltd.................................      277,000         58,533
 Kim Eng Holdings, Ltd.................................    1,775,200      1,183,481
 Koh Brothers, Ltd.....................................      747,000        213,431
 *L & M Group Investments, Ltd.........................      337,100        256,841
 LC Development, Ltd...................................    1,191,767        283,757
 *Labroy Marine, Ltd...................................      650,000        619,055
 Lee Kim Tah Holdings, Ltd.............................      159,000         92,751
 Liang Court Holdings, Ltd.............................    1,425,000        631,927
 Liang Huat Aluminum, Ltd..............................    1,477,000        303,316
 *Lim Kah Ngam, Ltd....................................      350,999         84,617
 *Low Keng Huat Singapore, Ltd.........................      372,000        101,858
 Lum Chang Holdings, Ltd...............................    1,134,030        499,519
 Marco Polo Developments, Ltd..........................      377,000        556,530
 Metalock (Singapore), Ltd.............................       60,000         19,643
 Metro Holdings, Ltd...................................      315,160        405,211
 *Neptune Orient Lines, Ltd............................    1,222,000      1,818,474
 *Nippecraft, Ltd......................................    1,013,000        177,880
 Orchard Parade Holdings, Ltd..........................    1,080,320        713,791
 *Osprey Maritime, Ltd.................................      966,000        347,879
 Ossia International, Ltd..............................      708,000        263,396
 Overseas Union Enterprise, Ltd........................      542,000      1,464,708
 Overseas Union Trust (Foreign)........................      163,800        274,953
 *PCI, Ltd.............................................      530,000        381,731
 *Pacific Can Investment Holdings, Ltd.................      101,000         11,122
 Pacific Carriers, Ltd.................................      900,000        589,293
 Pan Pacific Public Co., Ltd...........................       69,750         22,835
 Pan-United Corp., Ltd.................................    1,624,000        584,840
 Pentex-Schweizer Circuits, Ltd........................      183,200        107,958
 Pertama Holdings, Ltd.................................      278,750         84,622
 *Pokka Corp. (Singapore), Ltd.........................      159,000         37,384
 Prima, Ltd............................................      106,000        287,718
 Provisions Suppliers Corp.............................      674,600        417,615
 Republic Hotels and Resorts, Ltd......................      881,000        603,073
 Robinson & Co., Ltd...................................      237,360        784,145
 Rotary Engineering, Ltd...............................    1,231,000        377,365
 SMB United............................................    1,254,000        298,575
 SNP Corp., Ltd........................................      175,500        139,984
 *SPP, Ltd.............................................      454,000         90,531
 *ST Capital, Ltd......................................      940,553        316,321
 San Teh, Ltd..........................................      838,406        254,519
 *Scotts Holdings, Ltd.................................      482,000        206,574
 Sea View Hotel, Ltd...................................       66,000        424,291
 Sembcorp Industries, Ltd..............................       75,944        101,260
 Sime Singapore, Ltd...................................    1,617,000        673,758
 *Sin Soon Huat, Ltd...................................      929,000        212,898
                                                            SHARES           VALUE+
                                                            ------           ------

 Sing Investments & Finance, Ltd. (Foreign)............       94,500   $     72,001
 Singapore Finance, Ltd................................      598,000        662,079
 Singapore Reinsurance Corp., Ltd......................      254,700        224,381
 Singapura Building Society, Ltd.......................      139,250        103,610
 *Singatronics, Ltd....................................      748,000        207,038
 Ssangyong Cement (Singapore), Ltd.....................      236,000        255,670
 Stamford Tyres Corp., Ltd.............................       62,000         21,036
 Straits Trading Co., Ltd..............................      931,000        986,428
 Sunright, Ltd.........................................      378,000        267,753
 Superbowl Holdings, Ltd...............................      490,000        135,627
 Superior Metal Printing, Ltd..........................      490,500        140,145
 Tibs Holdings, Ltd....................................      282,000        322,290
 Haw Par Healthcare, Ltd...............................      224,000        179,335
 Times Publishing, Ltd.................................      365,000        760,426
 *Transmarco, Ltd......................................       71,000         92,132
 *Tuan Sing Holdings, Ltd..............................    3,362,000        730,443
 United Engineers, Ltd.................................      474,500        494,277
 United Overseas Finance, Ltd..........................      196,500        225,744
 United Overseas Insurance, Ltd........................      125,500        168,829
 United Overseas Land, Ltd.............................    1,104,000        959,440
 United Pulp & Paper Co., Ltd..........................      354,000        164,359
 *Uraco Holdings, Ltd..................................    1,002,000        199,806
 *Van der Horst, Ltd...................................      309,100        120,514
 Vickers Ballas Holdings, Ltd..........................    1,314,000        868,189
 WBL Corp., Ltd........................................      340,000        429,053
 Wearnes International (1994), Ltd.....................       33,000         14,929
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,991,802)...................................                  53,013,946
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible (Cost $102,710).........................      172,500        226,922
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $20,402)......................................                      20,597
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chuan Soon Huat Industrial Group, Ltd. Rights
   12/03/99
   (Cost $0)...........................................      122,800          7,675
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $54,114,914)...................................                  53,269,140
                                                                       ------------
AUSTRALIA -- (28.9%)
COMMON STOCKS -- (28.6%)
 *A.I. Engineering Corp., Ltd..........................      129,195         21,764
 A.P. Eagers, Ltd......................................       19,822         48,512
 ARB Corporation, Ltd..................................       11,364         43,343
 *AWA, Ltd.............................................      373,000        149,379
 Abigroup, Ltd.........................................      129,710        173,154
 Acacia Resources, Ltd.................................      501,762        903,938
 Adelaide Bank, Ltd....................................      108,994        367,214
 *Adelaide Brighton, Ltd...............................      367,220        172,742
 Adsteam Marine, Ltd...................................      160,275        254,710
 Adtrans Group Limited.................................       29,000         36,870
 *Airboss, Ltd.........................................       27,480          2,970
 *Allstate Explorations NL.............................       49,087         24,963
 Amalgamated Holdings, Ltd.............................      266,483        694,535
 *Amity Oil NL.........................................       43,079          6,298

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *An Feng Kingstream Steel, Ltd........................      764,927   $     97,250
 *Anaconda Nickel NL...................................      500,170        810,772
 *Anzoil NL............................................      123,126          9,784
 *Aquarius Platinum (Australia), Ltd...................       44,452         56,515
 *Ariadne Australia, Ltd...............................      270,353        111,708
 Ashanti Goldfields Co., Ltd...........................       16,421         58,456
 Ashanti Goldfields Co., Ltd. ADR......................       15,990         31,085
 Ashton Mining, Ltd....................................      523,700        256,339
 *Asia Gold Mining Corp................................       10,933          2,780
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         41,481
 Atkins Carlyle, Ltd...................................       64,196        155,072
 *AuIron Energy, Ltd...................................       70,200         10,710
 *AuIron Energy, Ltd. Issue 99.........................       35,100          5,355
 *Auridiam Consolidated NL.............................       63,097          2,808
 *Aurora Gold, Ltd.....................................      226,812         55,510
 Ausdoc Group, Ltd.....................................      111,697        198,811
 Ausdrill, Ltd.........................................      103,961         28,417
 Australian Hospital Care, Ltd.........................      215,500         93,153
 *Australian Kaolin, Ltd...............................      182,145         18,526
 Australian Oil & Gas Corp., Ltd.......................       96,119        106,927
 Australian Pharmaceutical Industries, Ltd.............      287,700        384,061
 Australian Provincial Newspaper Holdings, Ltd.........      368,776        750,159
 *Australian Resources, Ltd............................      141,446         20,680
 Avatar Industries, Ltd................................      229,505         41,579
 BT Hotel Group BHT....................................      455,185        260,418
 #Bank of Queensland, Ltd..............................      118,629        414,004
 *Beach Petroleum NL...................................      247,800          4,253
 *Beaconsfield Gold NL.................................       89,078         54,927
 #Bendigo Bank, Ltd....................................      134,327        461,274
 *Bendigo Mining NL....................................      728,345         76,394
 *Beyond International, Ltd............................       61,256         33,098
 *Biota Holdings, Ltd..................................       97,808        376,469
 Biotech International, Ltd............................      149,379         38,458
 *Black Range Minerals NL..............................      169,951         46,995
 Blackmores, Ltd.......................................       27,894         93,446
 *Bligh Oil & Minerals NL..............................       58,844          4,863
 Boag (J.) & Son, Ltd..................................       84,500         48,881
 *Boulder Group NL.....................................       78,500         13,972
 Brandrill, Ltd........................................       94,465         19,816
 Bridgestone Australia, Ltd............................       49,000         71,953
 Bristile, Ltd.........................................       81,032         58,207
 Buderim Ginger, Ltd...................................        7,889          3,510
 CI Technologies Group, Ltd............................      109,822        555,006
 Caltex Australia, Ltd.................................      407,700        655,695
 Campbell Brothers, Ltd................................       56,042        158,531
 *Cape Range, Ltd......................................      430,495         53,363
 Capral Aluminium, Ltd.................................      379,330        482,268
 *Carrington Cotton Corp., Ltd.........................       22,200         59,412
 Casinos Austria International, Ltd....................      258,299        129,715
 Cedar Woods Properties, Ltd...........................       46,065         23,719
 *Centamin Egypt, Ltd..................................      261,882         16,647
 *Centaur Mining & Exploration, Ltd....................      620,579         92,706
 Central Equity, Ltd...................................      123,243        186,458
 Central Norseman Gold Corp., Ltd......................      409,800        112,016
 Centro Properties, Ltd................................      239,291        412,227
 *Charter Pacific Corp., Ltd...........................       72,823         24,072
 *Cinema Plus, Ltd.....................................       75,700         28,873
 *Circadian Technologies, Ltd..........................       40,370         89,562
 *Cityview Energy Corp., Ltd...........................        4,945          2,483
 *Clifford Corp., Ltd..................................      161,750              0
                                                            SHARES           VALUE+
                                                            ------           ------

 *Climax Mining, Ltd...................................      163,017   $     15,026
 Coal & Allied Industries, Ltd.........................       11,250        107,272
 Coates Hire, Ltd......................................      258,842        353,764
 Cochlear, Ltd.........................................       57,598        622,440
 *Comet Resources NL...................................       83,600         35,074
 Computershare, Ltd....................................      160,000        726,306
 Consolidated Manufacturing Industries, Ltd............       32,784         22,924
 Consolidated Paper Industries, Ltd....................       61,107         95,946
 *Consolidated Rutile, Ltd.............................      310,652        138,233
 *Coolgardie Gold NL...................................      222,685         10,192
 *Coplex Resources NL..................................      231,400         13,239
 *Corporate Express Australia, Ltd.....................      176,355        322,865
 Coventry Group, Ltd...................................       63,616        184,000
 Crane (G.E) Holdings, Ltd.............................       80,192        400,167
 *Croesus Mining NL....................................       97,100         17,592
 *Cudgen RZ, Ltd.......................................       36,650         15,144
 *DC International, Ltd................................      299,350         14,652
 *DJL, Ltd.............................................      277,900          1,590
 *Dalrymple Resources NL...............................       57,169         23,258
 Danks Holdings, Ltd...................................       10,425         64,216
 Delfin Property Group, Ltd............................       26,361        112,274
 Delta Gold NL.........................................      373,100        621,395
 *Denehurst, Ltd.......................................       95,000          4,408
 *Devex, Ltd...........................................      205,364         58,746
 Devine, Ltd...........................................       44,183         14,886
 *Diamin Resources NL..................................      127,684         44,642
 Dollar Sweets Holdings, Ltd...........................      129,434         64,178
 Dome Resources NL.....................................      167,572         28,761
 *Dominion Mining, Ltd.................................      168,015         39,518
 ERG, Ltd..............................................      399,132      2,080,517
 Eastern Aluminum, Ltd.................................      148,949        119,302
 *Easycall Communications (Philippines), Ltd...........      177,300         51,282
 #Email, Ltd...........................................      409,709        625,069
 *Emporer Mines, Ltd...................................      120,600         55,198
 Energy Developments, Ltd..............................      161,278        984,209
 *Energy Equity Corp., Ltd.............................      325,630         45,539
 Energy Resources of Australia, Ltd. Series A..........      231,589        301,795
 *Equatorial Mining, Ltd...............................       43,214        104,388
 *Equigold NL..........................................       99,000         18,880
 Evans Deakin Industries, Ltd..........................      177,590        257,392
 *Exergy, Inc. Issue 99................................        7,175              0
 Finemore Holdings, Ltd................................       75,789         63,595
 Fleetwood Corp., Ltd..................................       36,570         39,520
 Flight Centre, Ltd....................................       61,473        508,006
 *ForBio, Inc..........................................        5,480         15,328
 Forest Place Group, Ltd...............................       77,290         29,479
 *Formulab Neuronetics Corp., Ltd......................       74,250            897
 Forrester Parker Group, Ltd...........................      142,602        102,434
 Freedom Furniture, Ltd................................      123,400        142,767
 Futuris Corp., Ltd....................................      638,000        851,689
 GUD Holdings, Ltd.....................................       83,979         75,271
 GWA International, Ltd................................      415,102        581,841
 Gazal Corp., Ltd......................................       71,177         85,967
 George Weston Foods, Ltd..............................       59,223        244,706
 *Gold Mines of Australia, Ltd.........................       55,307          2,566
 Golden West Refining Corp., Ltd.......................       17,330          6,830
 Goldfields, Ltd.......................................      477,502        309,611
 *Goldstream Mining NL.................................       90,901         43,338
 Gowing Bros., Ltd.....................................       50,570         64,936

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Gradipore, Ltd.......................................       21,628   $     72,867
 Grand Hotel Group.....................................      347,700        271,863
 *Grange Resources, Ltd................................       57,506         23,030
 *Greenfields Energy Corp., Ltd........................      193,687         11,450
 Green's Foods, Ltd....................................       52,866         19,828
 Gunns, Ltd............................................       48,287         52,182
 *Gutnick Resources NL.................................       73,076         29,265
 *HIH Insurance, Ltd...................................      736,721        753,997
 Hancock and Gore, Ltd.................................       46,962         38,958
 Haoma Mining NL.......................................       98,816         11,935
 *Hardman Resources NL.................................      314,890         23,020
 Harris Scarfe Holdings, Ltd...........................       96,035        112,939
 Hartley Poynton, Ltd..................................       82,168         94,019
 *Helix Resources NL...................................       25,000          3,735
 #Henry Walker Group, Ltd..............................      287,948        278,227
 *Herald Resources, Ltd................................       69,910         15,999
 Hills Industries, Ltd.................................      195,976        307,709
 Hills Motorway Group..................................      279,349        630,578
 *Holyman, Ltd.........................................       75,312         50,747
 *Hudson Conway, Ltd...................................       64,235        273,990
 Iama, Ltd.............................................      187,940        283,145
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361         20,388
 Institute of Drug Technology, Ltd.....................       21,130         41,102
 *Intellect Holdings, Ltd..............................       75,070         18,611
 Ipoh, Ltd.............................................      139,966        167,271
 Ipswich and West Moreton Building Society, Ltd........       17,541         28,991
 *Ixla, Ltd............................................       82,115         97,612
 *Johnson's Well Mining NL.............................      200,000         44,498
 #Jones (David), Ltd...................................      593,400        554,505
 Joyce Corp., Ltd......................................       13,049         15,595
 *Jubilee Gold Mines NL................................      113,400         38,206
 Jupiters, Ltd.........................................      127,523        267,107
 Just Jeans Holdings, Ltd..............................       94,342         70,767
 *Keycorp, Ltd.........................................       51,992        284,234
 *Kidston Gold Mines, Ltd..............................      246,300         56,365
 *Kingsgate Consolidated NL............................       71,492         35,903
 *Kolback Group, Ltd...................................       90,810         37,522
 *Kresta Holdings, Ltd.................................       56,700          3,785
 Lemarne Corp., Ltd....................................       20,790         37,797
 *Leo Shield Exploration, Ltd..........................      286,300         22,749
 *Lynas Gold NL........................................       40,500          4,892
 *MRI Holdings, Ltd....................................       36,169          6,208
 MacMahon Holdings, Ltd................................      192,179         32,374
 Magellan Petroleum Australia, Ltd.....................       32,760         37,068
 Maryborough Sugar Factory, Ltd........................          600          2,193
 Maxi-Cube, Ltd........................................      128,356         17,135
 McConnell Dowell Corp., Ltd...........................       62,776         83,802
 McGuigan (Brian) Wines, Ltd...........................       48,953        111,716
 McPherson's, Ltd......................................       61,500         42,222
 *Media Entertainment Group, Ltd.......................      150,814         42,183
 Metalcorp, Ltd........................................      112,800        136,240
 *Micromedical Industries, Ltd.........................      136,783         50,431
 *Mikoh Corp., Ltd.....................................       39,999         18,053
 Mirvac, Ltd...........................................      279,793        563,460
 *Mobile Computing Corp................................       75,400        656,648
 *Mogul Mining NL......................................      240,504         41,279
 Monadelphous Group, Ltd...............................       16,383         39,575
 *Mosaic Oil NL........................................      314,295         35,963
 *Murchison United NL..................................       71,536         23,647
                                                            SHARES           VALUE+
                                                            ------           ------

 *'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/00............................................       40,918   $      4,942
 *'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,974
 National Can Industries, Ltd..........................       97,017         96,208
 National Foods, Ltd...................................      413,902        699,874
 Nautronix, Ltd........................................       74,694         61,251
 *New Hampton Goldfields NL............................      178,048         28,296
 *Newcrest Mining, Ltd.................................      127,708        406,721
 Normandy Mt. Leyshon, Ltd.............................      133,376        173,809
 Normans Wine, Ltd.....................................       35,848         35,321
 *North Flinders Mines, Ltd............................       99,807        209,371
 *Novogen, Ltd.........................................      105,184        207,278
 *Novus Petroleum, Ltd.................................      245,359        237,075
 OPSM Protector, Ltd...................................      257,306        466,324
 Oil Company of Australia, Ltd.........................       51,800         61,411
 *Orbital Engine Corp., Ltd............................      537,358        307,431
 Oroton International, Ltd.............................       34,600         57,186
 *Osmere NL............................................       12,375            456
 PMP Communications, Ltd...............................      381,871        546,671
 Pacific BBA, Ltd......................................      259,218        840,381
 *Pacific Communications Holdings, Ltd.................       46,927         33,112
 Pacific Hydro, Ltd....................................       54,536         41,948
 *Pan Pacific Petroleum NL.............................      327,800         18,754
 Parbury, Ltd..........................................      168,113         42,747
 *Payce Consolidated, Ltd..............................       18,000          8,467
 Penfold (W.C.), Ltd...................................       14,100         12,997
 *Peptide Technology, Ltd..............................      176,600         56,131
 *Perilya Mines NL.....................................      263,500         44,388
 Permanent Trustee Co., Ltd............................       20,052        146,715
 Perpetual Trustees Australia, Ltd.....................       46,455        571,537
 Petaluma, Ltd.........................................       29,519         99,453
 Peter Lehmann Wines, Ltd..............................       35,586         62,209
 *Petroz NL............................................      308,910         67,747
 *Petsec Energy, Ltd...................................       97,992         13,704
 *Pima Mining NL.......................................      214,601         35,469
 Pirelli Cables Australia, Ltd.........................       97,420         40,873
 Plaspak Group, Ltd....................................       68,328         20,849
 *Polartechnics, Ltd...................................       37,205         78,047
 *Port Douglas Reef Resorts, Ltd.......................      264,900         21,891
 Portman Mining, Ltd...................................      241,600         96,142
 *Precious Metals Australia, Ltd.......................      106,059         20,226
 *Preston Resources NL.................................       64,000         10,985
 Prime Television, Ltd.................................      160,382        167,202
 *Progen Industries, Ltd...............................       24,788         69,332
 QCT Resources, Ltd....................................    1,039,400        609,192
 *Quantum Resources, Ltd...............................      115,007          8,773
 Queensland Cotton Holdings, Ltd.......................       39,866        108,971
 *Queensland Metals Corp., Ltd.........................      421,284        115,155
 *Quiktrak Networks, Ltd...............................      396,495         57,970
 *Raptis Group, Ltd....................................       12,000          1,220
 Rebel Sport, Ltd......................................       77,898         42,091
 *Redfire Resources NL.................................       23,250          1,301
 Reece Australia, Ltd..................................       32,100        372,195
 #Reinsurance Australia Corp., Ltd.....................      399,993        177,988
 Resolute, Ltd.........................................      324,045         95,785
 Ridley Corp., Ltd.....................................      574,852        255,431
 Rock Building Society, Ltd............................       11,373         16,556
 Ross Mining NL........................................      296,807         78,300
 Rural Press, Ltd......................................      202,588        656,787
 SPC, Ltd..............................................       91,854         49,632

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sabre Group, Ltd......................................       40,702   $     51,747
 Schaffer Corp., Ltd...................................       13,800         24,212
 Scientific Services, Ltd..............................      122,237         27,973
 *Scitec, Ltd..........................................      136,800         31,306
 Scott Corp., Ltd......................................       43,000         41,002
 Select Harvests.......................................       41,257         26,489
 Siddons Ramset, Ltd...................................      105,522        309,232
 Simeon Wines, Ltd.....................................      193,003        417,142
 #Simsmetal, Ltd.......................................      150,449        526,009
 Singleton Group, Ltd..................................       26,804        110,753
 *Sino Securities International, Ltd...................        8,118         14,140
 Skilled Engineering, Ltd..............................      118,314        276,022
 *Solution 6 Holdings, Ltd.............................      156,041      1,101,039
 #Sonic Healthcare, Ltd................................      245,203        997,578
 Sons of Gwalia, Ltd...................................      210,780        629,348
 Southern Cross Broadcasting (Australia), Ltd..........       42,574        217,862
 *Southern Pacific Petroleum NL........................       82,140        161,867
 Southern Star Group, Ltd..............................      154,982         86,697
 *Spectrum Network Systems, Ltd. Series B..............      153,959        264,247
 Spicers Paper, Ltd....................................      246,300        297,481
 Spotless Group, Ltd...................................      248,659        871,431
 Spotless Services, Ltd................................      664,450        633,570
 *St. Barbara Mines, Ltd...............................      375,500         28,644
 *Straits Resources, Ltd...............................       56,534         13,297
 *Strategic Minerals Corp. NL..........................       13,100            416
 Sydney Aquarium, Ltd..................................       24,135         65,204
 *Taipan Resources NL..................................      300,000         17,736
 Tandou, Ltd...........................................        3,100          2,916
 *Tanganyika Gold NL...................................       14,760          5,911
 *Tap Oil..............................................      193,100        100,655
 Tassal, Ltd...........................................       86,733         57,891
 *Techniche, Ltd.......................................       35,729        107,884
 Telecasters Australia, Ltd............................       30,643        140,251
 Television & Media Services, Ltd......................      173,137        209,115
 Tempo Service, Ltd....................................       49,087         87,371
 Ten Network Holdings, Ltd.............................      110,000        144,046
 Thakral Holdings Group................................      974,309        445,934
 *Thakral Holdings Group Issue 99......................       44,183         19,941
 Ticor, Ltd............................................      347,850        254,291
 Timbercorp, Ltd.......................................      200,000        275,887
 *Titan Resources NL...................................       50,000          4,132
 Toll Holdings, Ltd....................................       91,092        317,902
 *Tooth & Co., Ltd.....................................      153,000         19,452
 Tourism Assets Holdings, Ltd..........................      469,760        197,088
 *Transcom International, Ltd..........................      113,691         99,012
 Triako Resources, Ltd.................................        5,400          1,133
 *Troy Resources NL....................................       22,548          5,733
 *Union Gold Mining Co. NL.............................      142,500         74,280
 United Construction Group, Ltd........................       81,554        119,238
 United Overseas Australia, Ltd........................       11,936          4,552
 *Utility Services Corp., Ltd..........................       96,769         41,830
 *Victoria Petroleum NL................................      147,973          4,891
 Villa World, Ltd......................................      134,700         82,201
 Village Roadshow, Ltd.................................      356,394        712,285
 Visions Systems, Ltd..................................       17,536         72,458
 *Voicenet (Australia), Ltd............................       97,365        157,828
 *Vos Industries, Ltd..................................      102,161         22,080
 *Walhalla Mining Company NL...........................       95,388         36,988
 Walker Corp., Ltd.....................................      458,113        232,972
 Waterco, Ltd..........................................       22,304         24,812
                                                            SHARES           VALUE+
                                                            ------           ------

 Watpac, Ltd...........................................      103,847   $     31,357
 Wattyl, Ltd...........................................      137,633        384,086
 Webster, Ltd..........................................       33,551         19,835
 Western Metals, Ltd...................................      385,787        132,429
 Westralian Sands, Ltd.................................      293,919        698,966
 White (Joe) Maltings, Ltd.............................       27,254         56,306
 Wide Bay Capricorn Building Society, Ltd..............       26,075         58,843
 Williams R.M. Holdings, Ltd...........................       24,075         48,973
 Yates (Arthur) and Co. Property, Ltd..................      147,962         75,246
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         33,204
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,188,256)...................................                  52,286,562
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $22,619)......................................       11,497         21,633
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Australian Dollar
   (Cost $422,132).....................................                     422,355
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Engine Components, Ltd. Options 1999........       11,369              0
 *Bristile, Ltd. Rights 12/07/99.......................       32,412            103
 *Eagers (A.P.), Ltd. Warrants 01/31/03................        2,204            490
 *Green Foods, Ltd. Rights 12/20/99....................       13,216            588
 *Micro Medical Industries, Inc. Rights 12/15/99.......       13,678          1,043
 *Pacific Hydro, Ltd. Rights 12/17/99..................       53,834          7,871
 *Timbercorp, Ltd. Rights 12/03/99.....................       20,000         15,892
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      25,987
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,633,007)...................................                  52,756,537
                                                                       ------------
NEW ZEALAND -- (9.1%)
COMMON STOCKS -- (9.0%)
 *AFFCO Holdings, Ltd..................................      503,188         87,202
 *Advantage Group, Ltd.................................      101,600        152,249
 Baycorp Holdings, Ltd.................................      200,614        700,433
 CDL Hotels NZ, Ltd....................................      657,244         97,149
 CDL Investments NZ, Ltd...............................      209,599         25,640
 Cavalier Corp., Ltd...................................       88,507        144,358
 Ceramco Corp., Ltd....................................      102,827         86,478
 Colonial Motor Co., Ltd...............................       53,217         67,812
 Corporate Investments, Ltd............................      503,564        539,000
 *Cue Energy Resources NL..............................      452,354         26,515
 DB Group, Ltd.........................................      264,177        315,083
 Donaghys, Ltd.........................................       37,239         27,712
 Ebos Group, Ltd.......................................       57,108        104,789
 *Evergreen Forests, Ltd...............................      323,301         85,689
 #Fernz Corp., Ltd.....................................      391,902        864,928
 Fisher & Paykel Industries, Ltd.......................      307,890        965,129
 Force Corp., Ltd......................................      380,914         99,017
 Hallenstein Glassons Holdings, Ltd....................      142,638        174,486
 Hellaby Holdings, Ltd.................................      118,179        113,846
 Horizon Energy Distribution, Ltd......................        8,084         34,612
 Independent Newspapers, Ltd. (Auckland)...............      338,000      1,395,457

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Kingsgate International Corp., Ltd...................      479,679   $     39,119
 Met Lifecare, Ltd.....................................      144,900        161,744
 Michael Hill International, Ltd.......................       90,546        147,684
 Natural Gas Corp. Holdings, Ltd.......................    1,033,200        911,056
 *New Zealand Oil & Gas, Ltd...........................      394,610         86,487
 New Zealand Refining Co., Ltd.........................       62,819        368,217
 Northland Port Corp. (New Zealand), Ltd...............      108,571         73,600
 Nuplex Industries, Ltd................................      177,286        275,606
 *Otter Gold Mines, Ltd................................       89,321         42,795
 Owens Group, Ltd......................................      138,522         91,080
 PDL Holdings, Ltd.....................................       33,381         95,280
 Pacific Retail Group, Ltd.............................      110,844         90,396
 Port of Tauranga, Ltd.................................      187,176        605,813
 Ports of Auckland.....................................      347,158        867,038
 Radio Pacific, Ltd....................................        5,200         18,686
 Reid Farmers, Ltd.....................................      146,734         44,874
 Restaurant Brand New Zealand, Ltd.....................      209,000        156,595
 *Richina Pacific, Ltd.................................      137,322         37,096
 Sanford, Ltd..........................................      250,511        708,654
 Scott Technology, Ltd.................................       48,074         62,483
 *Seafresh Fisheries...................................       80,520          5,376
 Shortland Properties, Ltd.............................      478,180        155,986
 *Shotover Jet, Ltd....................................      106,500         37,998
 Sky City, Ltd.........................................      250,100        936,948
 South Eastern Utilities, Ltd..........................      147,679         73,767
 South Port New Zealand, Ltd...........................       39,528         17,730
 St. Lukes Group, Ltd..................................      457,777        363,993
 Steel & Tube Holdings, Ltd............................      151,610        120,550
 *Summit Gold, Ltd.....................................      107,419          5,585
 Tasman Agriculture, Ltd...............................      327,200        125,080
 Taylors Group, Ltd....................................       29,646         17,830
 Tourism Holdings, Ltd.................................      197,558        312,155
 *Trans Tasman Properties, Ltd.........................      891,408        127,218
 Tranz Rail Holdings, Ltd..............................      316,409        572,522
 Trustpower, Ltd.......................................      445,029      1,043,424
 Warehouse Group, Ltd..................................      251,743      1,000,845
 Waste Management NZ, Ltd..............................      254,272        563,771
 Williams & Kettle, Ltd................................       38,372         40,681
 *Wrightson, Ltd.......................................      317,720         66,396
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,963,700)...................................                  16,579,742
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *New Zealand Dollar (Cost $127,219)...................                     127,323
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $19,090,919)...................................                  16,707,065
                                                                       ------------
MALAYSIA -- (0.7%)
COMMON STOCKS -- (0.7%)
 *Aokam Perdana Berhad.................................        7,100         34,472
                                                            SHARES           VALUE+
                                                            ------           ------

 *Arensi Holdings (Malaysia) Berhad....................       33,000   $      3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Idris Hydraulic (Malaysia) Berhad....................    1,265,000        221,375
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kedah Cement Holdings Berhad.........................      962,000        615,174
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Red Box (Malaysia) Berhad............................       41,000          4,370
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Taiping Consolidated Berhad..........................      232,000         12,821
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,913,900)....................................                   1,292,699
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,913,900)....................................                   1,292,699
                                                                       ------------
SOUTH KOREA -- (0.0%)
COMMON STOCKS -- (0.0%)
 Korea Green Cross Co., Ltd. (Cost $131)...............            4            136
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $4,419,469) to be
   repurchased at $4,349,640 (Cost $4,349,000).........  $      4,349     4,349,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $214,792,353)++................................                $182,848,366
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $215,329,384.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.3%)
COMMON STOCKS -- (99.2%)
 *10 Group P.L.C.......................................       56,000   $      4,794
 600 Group P.L.C.......................................      100,910        105,272
 AIM Group P.L.C.......................................       32,063        139,158
 ANS P.L.C.............................................       28,000         71,353
 API Group P.L.C.......................................       51,500        274,782
 ASDA Property Holdings P.L.C..........................       94,000        232,058
 *ASW Holdings P.L.C...................................      949,314        166,318
 Abacus Polar P.L.C....................................       75,000        331,483
 Abbeycrest P.L.C......................................       42,590         86,488
 Abbot Group P.L.C.....................................       92,595        176,972
 Aberdeen Asset Management P.L.C.......................       38,500        132,143
 Acal P.L.C............................................       13,671        110,503
 *Acatos & Hutcheson P.L.C.............................       79,000        124,566
 Action Computer Supplies Holdings, Ltd................       88,000        112,127
 Adam & Harvey Group P.L.C.............................       10,500         33,447
 *Advanced Medical Solutions P.L.C.....................       16,000          8,155
 *African Lakes Corp. P.L.C............................        7,760         10,073
 Aggregate Industries P.L.C............................            3              3
 Airflow Streamlines P.L.C.............................       20,500         47,343
 Airsprung Furniture Group P.L.C.......................       58,000        130,714
 Alba P.L.C............................................      100,125        703,263
 Alexanders Holdings P.L.C.............................       71,000         20,920
 Alexandra Workwear P.L.C..............................       86,243        192,304
 *Alexon Group P.L.C...................................      106,500        236,625
 Alldays P.L.C.........................................      101,504        117,208
 Allders P.L.C.........................................       16,000         35,549
 Allen P.L.C...........................................       25,000        115,073
 Allied Leisure P.L.C..................................      265,166        147,816
 Allied London Properties P.L.C........................      154,852        308,293
 Allied Textile Companies P.L.C........................      128,033        228,390
 Alpha Airports Group P.L.C............................      331,241        337,645
 *Alphameric P.L.C.....................................        2,046          4,562
 Alumasc Group P.L.C...................................      100,245        173,232
 Alvis P.L.C...........................................      150,000        353,582
 Amey P.L.C............................................       77,000      1,496,192
 Amstrad P.L.C.........................................      149,652        527,950
 Andrew Sykes Group P.L.C..............................      203,650        364,900
 *Anglesey Mining P.L.C................................       55,000          3,066
 Anglian Group P.L.C...................................      126,280        502,819
 Anglo Eastern Plantations P.L.C.......................       57,166         46,435
 Anite Group P.L.C.....................................      250,000        356,369
 Apollo Metals P.L.C...................................       63,223         95,158
 Aquarius Group P.L.C..................................        8,000         19,431
 *Arena Leisure P.L.C..................................       37,500         34,044
 Armitage Brothers P.L.C...............................        4,000         11,468
 *Armour Trust P.L.C...................................      198,500         50,584
 Ascot P.L.C...........................................       53,435        265,958
 Ash & Lacy P.L.C......................................       78,098        154,240
 Ashtenne Holdings P.L.C...............................       50,000        141,751
 *Associated British Engineering P.L.C.................        2,672         11,703
 Aukett Associates P.L.C...............................      142,375         45,352
 Austin Reed Group P.L.C...............................       68,999         86,268
 Avesco P.L.C..........................................       29,998        381,030
 Avon Rubber P.L.C.....................................       60,364        449,465
 *Axis-Shield P.L.C....................................        5,384         45,234
 *Azlan Group P.L.C....................................      185,000        262,240
 BNB Resources P.L.C...................................       49,000        114,333
                                                            SHARES           VALUE+
                                                            ------           ------
 BPP Holdings P.L.C....................................       50,450   $    419,840
 *BS P.L.C.............................................        7,000         18,953
 BSS Group P.L.C.......................................       47,905        381,494
 *BTG P.L.C............................................       50,166        469,412
 *BWA Group P.L.C......................................        6,300            753
 Babcock International Group P.L.C.....................      122,557        191,294
 Baggeridge Brick P.L.C................................       98,000        163,109
 Bailey (Ben) Construction P.L.C.......................       26,000         17,599
 *Bailey (C.H.) P.L.C..................................      109,500         13,952
 *Bailey (C.H.) P.L.C. Class B.........................       10,000          3,743
 Banks (Sidney C.) P.L.C...............................       26,736        102,198
 Barlows P.L.C.........................................       50,000         48,578
 Barr (A.G.) P.L.C.....................................       43,000        287,643
 Baynes (Charles) P.L.C................................      341,378        271,858
 Beattie (James) P.L.C.................................      132,247        323,319
 *Beauford P.L.C.......................................        1,312             52
 Bellway P.L.C.........................................       93,000        510,280
 Bemrose Corp. P.L.C...................................       50,375        209,809
 Benchmark Group P.L.C.................................       26,892         92,729
 Bentalls P.L.C........................................       91,617         95,577
 Berisford P.L.C.......................................      200,000      1,025,705
 Bespak P.L.C..........................................       55,918        477,813
 Bett Brothers P.L.C...................................       33,108        122,073
 *Beverley Group P.L.C.................................       86,820              0
 *Biocompatibles International P.L.C...................       13,750         67,123
 *Biotrace International P.L.C.........................       50,000         29,863
 Birse Group P.L.C.....................................      421,901         77,276
 Black (A & C) P.L.C...................................        2,250         16,485
 Black (Peter) Holdings P.L.C..........................      111,495        541,617
 Black Arrow Group P.L.C...............................       56,500         79,639
 Blacks Leisure Group P.L.C............................       60,959        277,677
 Blagden Industries P.L.C..............................      131,092        168,077
 Blick P.L.C...........................................       68,555        274,608
 Blockleys P.L.C.......................................       74,244         46,708
 Body Shop International P.L.C.........................      194,000        412,496
 *Bolton Group (International), Ltd....................       23,000            733
 Boosey & Hawkes P.L.C.................................       35,500        228,992
 Boot (Henry) & Sons P.L.C.............................       47,000        157,200
 Booth Industries Group P.L.C..........................        5,000          2,429
 Bostrom P.L.C.........................................       36,000        116,109
 Bourne End Properties P.L.C...........................      141,021        129,148
 Bradstock Group P.L.C.................................      130,000         59,010
 Brammer (H.) P.L.C....................................       86,623        631,191
 Breedon P.L.C.........................................       65,428        128,697
 *Bridgend Group P.L.C.................................      325,500         10,369
 Bristol United Press P.L.C............................       29,500        339,466
 Bristol Water Holdings P.L.C..........................       12,000        247,507
 Britannia Group P.L.C.................................       50,000         37,030
 Britax International P.L.C............................       59,597        117,702
 *British Biotech P.L.C................................      198,000         93,819
 British Mohair Holdings P.L.C.........................       31,500         58,950
 British Polythene Industries P.L.C....................       56,740        252,133
 *British-Borneo Petroleum Syndicate P.L.C.............       38,414        114,411
 Brockhampton Holdings P.L.C...........................       12,000         39,181
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         69,187
 Brooke Industrial Holdings P.L.C......................       15,574         16,991
 Brooks Service Group P.L.C............................       25,500         67,622
 Brown & Jackson P.L.C.................................      296,819        985,677

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Brunel Holdings P.L.C.................................      276,000   $     26,375
 Bryant Group P.L.C....................................       21,869         50,505
 Budgens P.L.C.........................................      306,137        286,458
 Bulgin (A.F.) & Co. P.L.C.............................        4,000          9,556
 Bullough P.L.C........................................      256,000        285,414
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        438,433
 *Burn Stewart Distillers P.L.C........................      142,500         52,201
 *Burnden Leisure P.L.C................................       33,000          7,358
 Burndene Investments P.L.C............................      175,001        100,341
 Burtonwood Brewery P.L.C..............................       38,000        109,244
 Business Post Group P.L.C.............................       25,000        134,385
 *CLS Holdings P.L.C...................................      102,907        228,642
 Cadcentre Group P.L.C.................................       10,000         52,559
 Caffyns P.L.C.........................................        6,000         33,447
 *Cairn Energy P.L.C...................................       43,306         92,770
 *Calluna P.L.C........................................       77,140         10,443
 Camellia P.L.C........................................        2,950        143,304
 Cannons Group P.L.C...................................      188,000        541,967
 *Cantab Pharmaceuticals P.L.C.........................       80,000        212,149
 Cape P.L.C............................................      119,518        124,684
 Capital Bars P.L.C....................................       70,000         43,481
 Carbo P.L.C...........................................      310,557         79,140
 Carclo Engineering Group P.L.C........................      100,463        223,212
 *Carlisle Holdings, Ltd...............................        8,709         93,282
 Carpetright P.L.C.....................................       95,000        692,232
 Carr's Milling Industries P.L.C.......................       19,000         32,531
 Castings P.L.C........................................       79,000        195,027
 *Cathay International P.L.C...........................      439,600         42,009
 Caverdale Group P.L.C.................................       63,924         61,087
 *Celltech P.L.C.......................................       13,200        109,849
 Chamberlin & Hill P.L.C...............................       18,000         58,054
 *Channel Holdings P.L.C...............................      230,500         11,014
 Chapelthorpe P.L.C....................................      458,928        233,901
 Chemring Group P.L.C..................................       49,000        156,086
 Chloride Group P.L.C..................................      485,500        761,662
 Christie Group P.L.C..................................       52,725         90,274
 Chrysalis Group P.L.C.................................       66,336      1,038,051
 Church & Co. P.L.C....................................          500          7,485
 *Churchill China P.L.C................................       30,000         31,058
 City Centre Restaurants P.L.C.........................      433,500        455,690
 City Technology Holdings P.L.C........................       85,000        182,763
 Clarkson (Horace) P.L.C...............................       44,733         63,410
 *Clinical Computing P.L.C.............................       40,000         41,729
 Clinton Cards P.L.C...................................      124,460        561,978
 Close Brothers Group P.L.C............................       13,320        210,027
 *Clubhaus P.L.C.......................................       31,694         35,840
 *Cohen (A.) & Co. P.L.C...............................        2,100          3,679
 Colefax & Fowler Group P.L.C..........................       60,000         86,484
 Community Hospitals Group P.L.C.......................       63,833        440,220
 *Consolidated Coal P.L.C..............................           92            179
 Cornwell Parker P.L.C.................................       78,333         74,857
 Cosalt P.L.C..........................................       30,700        107,816
 Countryside Property P.L.C............................      138,259        297,279
 Countrywide Assured Group P.L.C.......................      156,746        386,959
 Courtaulds Textiles P.L.C.............................       75,000         89,590
 Courts P.L.C..........................................      110,722        639,262
 Cradley Group Holdings P.L.C..........................       80,000         42,685
 Crest Nicholson P.L.C.................................      267,250        646,991
 Creston Land & Estates P.L.C..........................        5,000         15,569
 Critchley Group P.L.C.................................        7,500         49,872
 Cropper (James) P.L.C.................................       22,000         72,006
 *Culver Holdings P.L.C................................          338          1,494
 DCS Group P.L.C.......................................       10,000        144,937
                                                            SHARES           VALUE+
                                                            ------           ------
 DTZ Holdings P.L.C....................................       89,500   $    255,873
 Daejan Holdings P.L.C.................................       23,000        456,988
 Dairy Crest Group P.L.C...............................        5,000         17,958
 *Danka Business Systems P.L.C.........................       15,000         41,570
 Dart Group P.L.C......................................       74,000        242,793
 Dawson Group P.L.C....................................      100,674        272,586
 *Dawson International P.L.C...........................      408,769        224,612
 *Deanes Holdings P.L.C................................        4,316            120
 Delancey Estates P.L.C................................       53,758         73,634
 *Delaney Group P.L.C..................................      270,000              0
 Delyn Group P.L.C. ...................................       22,500         42,824
 Dencora P.L.C.........................................       23,000         72,715
 Denmans Electrical P.L.C..............................       53,568        113,900
 Densitron International P.L.C.........................       42,386         45,906
 Derwent Valley Holdings P.L.C.........................       90,000        809,893
 Development Securities P.L.C..........................       50,000        204,265
 Dewhirst Group P.L.C..................................      275,760        296,464
 Dewhurst P.L.C........................................        9,000         12,113
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         17,528
 *Dialog Corp. P.L.C...................................      115,000        146,529
 Dicom Group P.L.C.....................................       30,000        201,876
 Diploma P.L.C.........................................       96,000        282,865
 Dixon Motors P.L.C....................................       55,408        110,311
 Dolphin Packaging P.L.C...............................       49,110        195,545
 Domino Printing Sciences P.L.C........................       67,187        765,117
 Domnick Hunter Group P.L.C............................       30,000        154,572
 Dorling Kindersley Holdings P.L.C.....................       20,000         89,670
 Dowding & Mills P.L.C.................................      336,440        246,492
 Druck Holdings P.L.C..................................        8,000         34,403
 *Drummond Group P.L.C.................................       26,250          7,107
 EBC Group P.L.C.......................................       30,000         33,208
 *ERA Group P.L.C......................................      400,000         63,708
 Eadie Holdings P.L.C..................................      118,000         14,095
 East Surrey Holdings P.L.C............................       36,800        133,049
 Edinburgh Fund Managers Group P.L.C...................       61,000        460,516
 *Elbief P.L.C.........................................       23,500          5,053
 Eldridge Pope & Co. P.L.C.............................       25,000         90,386
 Eleco Holdings P.L.C..................................      104,685         45,852
 Electronic Data Processing P.L.C......................       55,200        109,457
 Electronics Boutique P.L.C............................      150,000        103,924
 Ellis & Everard P.L.C.................................      183,661        580,650
 Emess P.L.C...........................................      288,250        180,196
 *Energy Technique P.L.C...............................       77,856         15,500
 Ennstone P.L.C........................................       75,000         47,781
 Epwin Group P.L.C.....................................       58,000        184,292
 Eurocopy P.L.C........................................      131,000         45,902
 Eurodis Electron P.L.C................................       70,000        115,392
 Euromoney Publications P.L.C..........................       20,000        637,084
 European Colour P.L.C.................................       82,090         96,752
 European Motor Holdings P.L.C.........................      118,325        112,132
 Europower P.L.C.......................................      229,158         35,586
 Expamet International P.L.C...........................      139,749        209,225
 Expro International Group P.L.C.......................       50,000        270,761
 FII Group P.L.C.......................................       41,166         17,047
 Fairey Group P.L.C....................................       28,226        206,122
 Falcon Holdings P.L.C.................................        5,500         14,892
 *Fastrack Group P.L.C.................................       25,000          3,683
 Fenner P.L.C..........................................      215,276        294,870
 Ferguson International Holdings P.L.C.................       89,105         48,962
 Fine Art Developments P.L.C...........................      108,000        265,760
 Finelist Group P.L.C..................................      149,000        285,963

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Finlay (James) P.L.C..................................      200,370   $    232,966
 First Choice Holidays.................................       40,000         83,777
 First Technology P.L.C................................       86,350        666,335
 *Firth (G.M.) Holdings P.L.C..........................      163,080         49,350
 Firth Rixson P.L.C....................................      416,888        454,827
 *Flare Group P.L.C....................................       20,600          2,215
 Fletcher King P.L.C...................................       17,500         14,912
 Folkes Group P.L.C....................................       28,000         37,238
 Folkes Group P.L.C. Non-Voting........................       65,500         68,331
 Forminster P.L.C......................................       43,333         28,297
 Forth Ports P.L.C.....................................      126,000      1,053,578
 Fortress Holdings P.L.C...............................      120,728         50,955
 *Fortune Oil P.L.C....................................      609,000         31,524
 *Forward Technology Industries P.L.C..................       84,260         59,049
 *Foster (John) & Son P.L.C............................       27,500          5,694
 Frederick Cooper P.L.C................................        5,796          3,000
 French Connection Group P.L.C.........................       25,000        312,569
 *French P.L.C.........................................       32,000         40,009
 Friendly Hotels P.L.C.................................       51,533         90,695
 Friends, Ivory & Sime P.L.C...........................       78,125        293,656
 Frogmore Estates P.L.C................................       51,000        386,646
 Fulmar P.L.C..........................................       32,500         42,187
 *GBE International P.L.C..............................      149,628              0
 GEI International P.L.C...............................       90,895         17,734
 GWR Group P.L.C.......................................       35,698        336,875
 Galliford P.L.C.......................................      239,500         93,456
 Games Workshop Group P.L.C............................        8,000         57,019
 Gardner Group P.L.C...................................       26,923        144,079
 Garton Engineering P.L.C..............................       10,248         17,954
 Gaskell P.L.C.........................................       36,000         48,450
 Gearhouse Group P.L.C.................................       25,000         42,804
 Geest P.L.C...........................................       85,000        617,334
 Gerrard Group P.L.C...................................      123,860        917,320
 Gibbs & Dandy P.L.C...................................        4,500         15,768
 Gleeson (M.J.) Group P.L.C............................       22,471        272,002
 Glenchewton P.L.C.....................................       50,000         41,809
 Glenmorangie P.L.C....................................       20,000        150,511
 Go-Ahead Group P.L.C..................................        4,000         36,887
 Goodhead Group P.L.C..................................       36,000         24,942
 Gowrings P.L.C........................................        5,000          8,959
 Grainger Trust, Ltd...................................       22,000        145,414
 Grampian Holdings P.L.C...............................      200,324        291,938
 Grantchester Holdings P.L.C...........................      100,000        256,426
 Greene King P.L.C.....................................       23,039        185,674
 Greenway Holdings P.L.C...............................       60,197         28,284
 *Greenwich Resources P.L.C............................      219,332         24,453
 Greggs P.L.C..........................................       26,000        816,821
 Guiness Peat Group P.L.C..............................      111,183         89,427
 Haden Maclellan Holdings P.L.C........................      206,224        141,236
 Halstead (James) Group P.L.C..........................       70,250        262,937
 Hamley's P.L.C........................................       47,500        106,672
 Hampson Industries P.L.C..............................      293,740        238,600
 *Hampton Trust P.L.C..................................      232,050         53,590
 Hardys & Hansons P.L.C................................       48,000        180,804
 Hartstone Group P.L.C.................................      800,263        114,713
 Harvey Nash Group.....................................      125,000        955,626
 Harvey's Furnishing P.L.C.............................      126,750        269,504
 Havelock Europa P.L.C.................................       64,250         52,701
 *Hawtal Whiting Holdings P.L.C........................       22,588         12,592
 Hawtin P.L.C..........................................      196,500         58,681
 Hay (Norman) P.L.C....................................       48,000         32,491
 Haynes Publishing Group P.L.C.........................       14,703         48,592
 Headlam Group P.L.C...................................      188,861      1,018,211
                                                            SHARES           VALUE+
                                                            ------           ------
 Heath (Samuel) & Sons P.L.C...........................        7,500   $     18,396
 Helical Bar P.L.C.....................................       35,000        329,731
 Henlys Group P.L.C....................................        8,303         67,444
 Heywood Williams Group P.L.C..........................       50,400        179,811
 Hi-Tech Sports P.L.C..................................      135,599         38,875
 Hicking Pentecost P.L.C...............................        9,819         37,455
 Hickson International P.L.C...........................      387,128        237,384
 Highbury House Communications P.L.C...................      283,333        292,196
 High-Point P.L.C......................................       57,510         67,782
 Hill & Smith Holdings P.L.C...........................       86,850         98,212
 Hitachi Credit (UK) P.L.C.............................        7,000         41,530
 Hogg Robinson P.L.C...................................      186,000        796,897
 Holidaybreak P.L.C....................................       92,974        524,205
 Holt (Joseph) P.L.C...................................        6,000        158,873
 Horace Small Apparel P.L.C............................       82,500         41,391
 *Howard Holdings P.L.C................................       57,730         54,249
 Hunting P.L.C.........................................      223,174        390,997
 *Huntingdon Life Sciences Group P.L.C.................      394,550         84,834
 *Huntsworth P.L.C.....................................       54,000         16,341
 IAF Group P.L.C.......................................       30,000         36,314
 IMS Group P.L.C.......................................       75,000        637,283
 *ISA International P.L.C..............................       95,214         59,901
 *Imagination Technologies Group P.L.C.................      285,366      1,488,505
 Incepta Group P.L.C...................................      176,000        226,356
 Industrial Control Services Group P.L.C...............      551,666        252,610
 Informa Group P.L.C...................................       95,104        815,683
 Intelek P.L.C.........................................       79,904         38,815
 Interx P.L.C..........................................       20,000        130,602
 Isotron P.L.C.........................................       30,500        257,462
 Ite Group P.L.C.......................................      120,000        159,590
 J.& J. Dyson P.L.C....................................       28,500         34,952
 *JKX Oil and Gas P.L.C................................       20,533          2,862
 Jacobs (John I.) P.L.C................................      116,000        131,176
 Jardine Lloyd Thompson Group P.L.C....................      342,500      1,350,120
 Jarvis Hotels P.L.C...................................      300,000        544,707
 Jarvis P.L.C..........................................      100,000        479,804
 Jarvis Porter Group P.L.C.............................       99,894        181,376
 John David Sports P.L.C...............................      114,500        283,578
 Johnson Group Cleaners P.L.C..........................      110,535        543,115
 Johnston Group P.L.C..................................       26,000        151,148
 Johnston Press P.L.C..................................       10,000         44,198
 Joseph (Leopold) Holdings P.L.C.......................       14,000        148,281
 Jourdan (Thomas) P.L.C................................       40,000         38,544
 *Kalamazoo Computer Group P.L.C.......................       56,120         67,484
 Keller Group P.L.C....................................      110,000        475,663
 Kelsey Industries P.L.C...............................        7,500         72,866
 *Kenwood Appliances P.L.C.............................      100,892        107,663
 Kewill Systems P.L.C..................................        5,000         93,572
 Kier Group P.L.C......................................        7,250         34,757
 Kleeneze P.L.C........................................       84,300        436,363
 Kunick P.L.C..........................................      420,000        158,873
 Laing (John) P.L.C....................................       99,026        467,639
 *Laird Group P.L.C....................................        6,000         23,747
 Lambert Fenchurch P.L.C...............................      202,000        453,636
 Lambert Howarth Group P.L.C...........................       25,200        101,946
 Lamont Holdings P.L.C.................................       72,231         29,336
 Lasmo P.L.C...........................................       92,285        182,259
 *Laura Ashley Holdings P.L.C..........................      249,150         59,524

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Lavendon Group P.L.C..................................        4,000   $     26,662
 Leeds Group P.L.C.....................................       86,938         62,310
 Leicester City P.L.C..................................      100,000         76,450
 *Leslie Wise Group P.L.C..............................      107,000         19,598
 *Liberty P.L.C........................................       40,775         92,543
 *Lilleshall P.L.C.....................................       51,564         62,827
 Limelight Group P.L.C.................................       42,000         26,758
 Lincat Group P.L.C....................................        4,000         24,942
 Linden P.L.C..........................................       45,535        158,465
 Linton Park P.L.C.....................................       39,000        192,559
 Linx Printing Technologies P.L.C......................       27,000        110,518
 *Lionheart P.L.C......................................       20,997          9,949
 *Lister & Co. P.L.C...................................       41,000              0
 Litho Supplies P.L.C..................................      100,000        180,773
 Locker (Thomas) Holdings P.L.C........................      176,168         58,221
 London Clubs International P.L.C......................      125,000        229,947
 *London Forfeiting Co.................................       12,000          7,167
 London Scottish Bank P.L.C............................      263,000        490,093
 Lookers P.L.C.........................................       53,160         63,925
 Lorien P.L.C..........................................       60,000         80,273
 Low & Bonar P.L.C.....................................       65,000        164,089
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         22,074
 Lynx Holdings P.L.C...................................      100,000        205,460
 M Y Holdings P.L.C....................................       23,000         42,677
 MDIS Group P.L.C......................................      238,000         97,609
 MFI Furniture Group P.L.C.............................      450,000        277,729
 MMT Computing P.L.C...................................        3,000         38,344
 MS International P.L.C................................       71,500         29,039
 MSB International P.L.C...............................       16,000         66,129
 MacDonald Hotels P.L.C................................       15,500         50,608
 MacFarlane Group Clansman P.L.C.......................      228,287        287,240
 Macro 4 P.L.C.........................................       42,500        483,985
 Mallett P.L.C.........................................       24,837         55,975
 Manganese Bronze Holdings P.L.C.......................       32,184        108,927
 Mansfield Brewery P.L.C...............................      131,892        753,086
 Marshalls P.L.C.......................................      225,800        855,929
 Martin International Holdings P.L.C...................      135,800         33,525
 Marylebone Warwick Balfour Group P.L.C................       42,023         98,722
 Matthews (Bernard) P.L.C..............................      223,742        418,718
 McAlpine (Alfred) P.L.C...............................      171,111        641,809
 McBride P.L.C.........................................       10,000         12,503
 McCarthy & Stone P.L.C................................      194,968        683,160
 McKay Securities P.L.C................................       68,500        163,651
 McLeod Russel Holdings P.L.C..........................      149,524        167,895
 Meggitt P.L.C.........................................      281,111        734,274
 Mentmore Abbey P.L.C..................................      262,423        641,574
 Menzies (John) P.L.C..................................        5,000         29,067
 *Merant P.L.C.........................................      172,500      1,236,341
 Merchant Retail Group P.L.C...........................      185,666        208,477
 Meristem P.L.C........................................       84,250         27,508
 *Merrydown P.L.C......................................       59,927         26,725
 Metal Bulletin P.L.C..................................       19,100        497,379
 Metalrax Group P.L.C..................................      358,740        391,388
 *Metaltech International P.L.C........................      401,163          5,431
 Meyer International P.L.C.............................        3,770         22,427
 Mice Group P.L.C......................................       15,909         30,279
 Microgen Holdings P.L.C...............................       88,000        511,578
 Mitie Group P.L.C.....................................      250,000        993,453
 Molins P.L.C..........................................       68,000        151,626
 Moorfield Estates P.L.C...............................      333,333        164,580
 Morrison Construction Group P.L.C.....................        5,000         25,921
 Moss Brothers Group P.L.C.............................      163,400        238,128
                                                            SHARES           VALUE+
                                                            ------           ------
 Mowlem (John) & Co. P.L.C.............................      304,026   $    566,544
 Mucklow (A & J) Group P.L.C...........................      175,000        519,821
 *NXT P.L.C............................................       50,000      1,047,207
 Nestor Healthcare Group P.L.C.........................      180,200      1,957,383
 Network Technology P.L.C..............................       15,000         11,109
 Newcastle United P.L.C................................       48,000         65,747
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        143,623
 Nightfreight P.L.C....................................      125,000        109,499
 Nord Anglia Education P.L.C...........................        5,000         10,870
 Northamber P.L.C......................................       75,888        132,954
 Northern Leisure P.L.C................................       22,814         61,771
 Northgate P.L.C.......................................      118,200        991,180
 Novara P.L.C..........................................       88,591         69,139
 *OEM P.L.C............................................       12,000          4,969
 Oasis Stores..........................................       13,000         37,580
 Ocean Wilson Holdings, Ltd............................       84,250        110,703
 Ockham Holdings P.L.C.................................      122,000        170,022
 *Octroi P.L.C.........................................       52,760              0
 Old English Pub Company P.L.C.........................       25,000         66,695
 *Oliver Group P.L.C...................................       68,000         18,953
 *Orb Estates P.L.C....................................       40,000         26,120
 Orbis P.L.C...........................................      134,708         43,983
 Oriental Restaurants P.L.C............................       20,000         49,374
 Osborne & Little P.L.C................................       11,200         88,300
 *Osprey Communications P.L.C..........................       23,524          3,559
 Owen (H.R.) P.L.C.....................................       30,000         54,232
 Oxford Instruments P.L.C..............................       99,838        344,263
 *Oxford Molecular Group P.L.C.........................       41,440         16,500
 *PGA European Tour Courses P.L.C......................       80,000         46,507
 PSD Group.............................................       43,500        465,927
 PWS Holdings P.L.C....................................      134,428         35,327
 Pace Micro Technology P.L.C...........................       27,000        193,514
 *Paladin Resources P.L.C..............................       74,000         32,412
 Paragon Group of Companies P.L.C......................       47,000        152,709
 Parity Group P.L.C....................................      168,750        721,647
 Park Food Group P.L.C.................................      291,600        130,042
 *Partners Holdings P.L.C..............................       40,000         23,254
 Partridge Fine Arts P.L.C.............................       58,000         66,050
 Paterson Zochonis P.L.C...............................       22,000        141,910
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        153,951
 Pendragon P.L.C.......................................       95,750        223,415
 *Peptide Therapeutics Group P.L.C.....................       35,000         20,068
 Perkins Foods P.L.C...................................      280,000        450,418
 Perry Group P.L.C.....................................       47,666         87,306
 Peterhouse Group P.L.C................................       45,427        170,751
 *Pex P.L.C............................................       85,517          1,703
 Photo-Me International P.L.C..........................      340,000      2,022,582
 Pifco Holdings P.L.C..................................       32,666         73,359
 Pittards P.L.C........................................       60,985         46,137
 Planit Holdings P.L.C.................................       35,000         45,153
 *Plantation & General Investment P.L.C................       70,623         44,430
 *Plasmon P.L.C........................................      100,000        402,159
 Plysu P.L.C...........................................       86,858        263,537
 Portmeirion Potteries (Holdings) P.L.C................       22,856         56,425
 Porvair P.L.C.........................................       35,000        110,654
 Precoat International P.L.C...........................       25,000         56,342
 *Premier Consolidated Oilfields P.L.C.................      152,488         38,252
 Pressac Holdings P.L.C................................      176,166        708,468
 *Princedale Group P.L.C...............................      250,000         30,859
 *Probus Estates P.L.C.................................       83,333          5,973
 *Property Partnerships P.L.C..........................       10,000         12,742

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Proudfoot P.L.C.......................................      202,646   $     51,641
 *Provalis P.L.C.......................................      104,615         24,160
 Prowting P.L.C........................................      157,630        294,994
 QS Holdings P.L.C.....................................       95,775         69,407
 *Quadrant Group P.L.C.................................        5,662          6,763
 *Quality Software Products Holdings P.L.C.............        6,250         65,450
 Queensborough Holdings P.L.C..........................       53,000         13,084
 Quick Group P.L.C.....................................       70,807         84,581
 Quintain Estates & Development P.L.C..................      108,350        308,901
 *Quintain Estates Letters of Entitlement..............       25,000              0
 RCO Holdings P.L.C....................................       27,000         89,232
 RJB Mining P.L.C......................................       16,000          8,664
 *RMS Communications P.L.C.............................       15,000              0
 Radamec Group P.L.C...................................       35,000         17,560
 Raglan Property P.L.C.................................      104,631         50,411
 Ransom (William) & Son P.L.C..........................       30,000         21,263
 Real Time Control P.L.C...............................       10,000        149,715
 *Reece P.L.C..........................................      283,750         10,168
 Reed Executive P.L.C..................................      116,500        359,968
 Reg Vardy P.L.C.......................................      103,597        452,100
 Regal Hotel Group P.L.C...............................      700,000        175,596
 Regent Inns P.L.C.....................................       85,000        217,285
 Reliance Security Group P.L.C.........................        9,000         54,471
 Relyon Group P.L.C....................................       40,777        172,756
 Renishaw P.L.C........................................      146,806      1,206,508
 Renold P.L.C..........................................      144,000        258,019
 Ricardo Group P.L.C...................................       84,709        590,261
 *Richards P.L.C.......................................       61,500          5,387
 Richardsons Westgarth P.L.C...........................       79,911         83,365
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 Ring P.L.C............................................      327,496        172,130
 *Rodime P.L.C.........................................      261,000         31,177
 Rolfe & Nolan P.L.C...................................       24,000        123,276
 Roseby's P.L.C........................................       33,500        175,007
 *Ross Group P.L.C.....................................       13,200            315
 Rotork P.L.C..........................................      156,569        773,044
 Rowe Evans Investments P.L.C..........................       86,917         92,058
 Roxboro Group P.L.C...................................        5,000         20,387
 Roxspur P.L.C.........................................      167,464        110,689
 *Royal Doulton P.L.C..................................       60,000         87,918
 Russell (Alexander) P.L.C.............................       47,500         98,350
 Rutland Trust P.L.C...................................      544,800        334,068
 S & U P.L.C...........................................       21,140         75,084
 *SEP Industrial Holdings P.L.C........................      200,000         46,189
 SGB Group P.L.C.......................................        9,000         37,771
 SIG P.L.C.............................................      103,200        395,304
 STH Staff Water Holdings P.L.C........................      108,000        550,441
 Safeland P.L.C........................................       25,000         13,936
 Salvesen (Christian) P.L.C............................      100,000        196,700
 Sanderson Bramall Motor Group P.L.C...................       68,166        149,282
 Sanderson Electronics P.L.C...........................       90,000        299,589
 Save Group P.L.C......................................      175,080         75,290
 Saville (J.) Gordon Group P.L.C.......................      379,926        459,885
 Savills P.L.C.........................................      104,000        365,240
 Scapa Group P.L.C.....................................       30,000         76,211
 *Scotia Holdings P.L.C................................        6,000         14,000
 Scottish Metropolitan Property P.L.C..................      262,499        363,734
 Secure Trust Group P.L.C..............................       27,118        156,568
 Seet P.L.C............................................        7,000          2,620
                                                            SHARES           VALUE+
                                                            ------           ------
 *Semara Holdings P.L.C................................      141,800   $    150,188
 Semple Cochrane P.L.C.................................       42,000        239,814
 Sennah Rubber Co., Ltd. (Guernsey)....................        1,214        105,137
 Severfield-Rowan P.L.C................................       20,000         71,672
 Shaftesbury P.L.C.....................................      112,500        456,909
 Shani Group P.L.C.....................................       30,000         18,396
 Sharpe & Fisher P.L.C.................................       48,469        256,680
 *Sheffield United P.L.C...............................        3,000            788
 Sherwood Group P.L.C..................................      270,000         59,129
 Shiloh P.L.C..........................................       14,500         36,374
 *ShopRite Group P.L.C.................................      204,780         61,154
 Silentnight Holdings P.L.C............................       84,300        334,321
 Simon Engineering P.L.C...............................      348,089        435,208
 Sinclair (William) Holdings P.L.C.....................       53,000         96,654
 Sindall (William) P.L.C...............................       66,000        300,640
 Singapore Para Rubber Estates P.L.C...................       26,000         38,098
 Singer & Friedlander Group P.L.C......................      364,000        979,771
 Sirdar P.L.C..........................................      120,545        130,555
 Skillsgroup P.L.C.....................................      177,250        619,666
 Slug and Lettuce Group P.L.C..........................       25,000         61,917
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         97,653
 *Soco International P.L.C.............................        9,000         11,109
 *Solvera P.L.C........................................      173,158         13,100
 Southampton Leisure Holdings P.L.C....................       19,615         13,121
 Southnews P.L.C.......................................        5,000         49,573
 Spring Group P.L.C....................................       94,495        243,063
 Springwood P.L.C......................................       37,500        143,643
 St. Modwen Properties P.L.C...........................       50,000         77,844
 Stadium Group P.L.C...................................        5,903          8,415
 Stanley (Charles) Group P.L.C.........................       19,200        577,198
 Stanley Leisure Organisation P.L.C....................      221,258        801,710
 Stat-Plus Group P.L.C.................................       58,000        115,471
 Staveley Industries P.L.C.............................      209,500        221,892
 Sterling Industries P.L.C.............................       76,000        375,242
 Stirling Group P.L.C..................................      193,011         70,704
 *Stoddard Sekers International P.L.C..................      179,100         14,263
 Stoves Group P.L.C....................................       10,000          8,362
 Stratagem Group P.L.C.................................       70,315         73,354
 Stylo P.L.C...........................................      127,367         61,872
 Swallowfield P.L.C....................................       15,000         14,693
 Swan (John) and Sons P.L.C............................        1,000          6,928
 Swan Hill Group P.L.C.................................      109,500        109,873
 Syltone P.L.C.........................................       50,400         83,082
 T & S Stores P.L.C....................................      138,335        815,212
 TGI Group P.L.C.......................................       59,560         49,802
 *Tadpole Technology P.L.C.............................      100,000         73,265
 *Talbex Group P.L.C...................................       38,500          3,066
 Tamaris P.L.C.........................................        5,161          2,302
 *Tandem Group P.L.C...................................      327,365         41,712
 *Tay Homes P.L.C......................................       52,629         68,316
 Taylor Nelson AGB P.L.C...............................       16,975         70,700
 Telemetrix P.L.C......................................      165,708        587,233
 Telspec P.L.C.........................................       25,000         47,582
 Tex Holdings P.L.C....................................       14,000         28,430
 Thorntons P.L.C.......................................      158,000        479,390
 Thorpe (F.W.) P.L.C...................................       24,000         45,297
 Tibbett & Britten Group P.L.C.........................       86,123        613,831
 Tilbury Douglas P.L.C.................................      186,419        831,352
 Time Products P.L.C...................................       90,242        148,760
 Tinsley (Eliza) Group P.L.C...........................       19,844         26,865
 Topps Tiles P.L.C.....................................       12,000         53,993
 Tops Estates P.L.C....................................       10,088         26,270

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Torday & Carlisle P.L.C...............................       97,500   $     33,387
 Torex P.L.C...........................................       50,000        323,718
 *Tottenham Hotspur P.L.C..............................      150,000        157,678
 Town Centre Securities (New) P.L.C....................      142,137        185,634
 *Trace Computers P.L.C................................       33,552         87,372
 *Trafficmaster P.L.C..................................       20,000        290,510
 Transport Development Group P.L.C.....................       19,782         58,603
 Transtec P.L.C........................................      601,525         67,064
 Trifast P.L.C.........................................        1,997         31,965
 Try Group P.L.C.......................................      152,247         72,746
 Ugland International Holdings P.L.C...................      219,500        176,548
 Ulster Television, Ltd................................      115,602        379,288
 *Ultima Networks P.L.C................................      100,000         13,140
 *Union P.L.C..........................................       94,000         44,166
 United Industries P.L.C...............................       98,470         98,021
 *United Overseas Group P.L.C..........................       64,209         16,107
 *Vanguard Medica Group P.L.C..........................        8,000         16,883
 Vega Group P.L.C......................................       10,000        105,517
 *Vert (Jacques) P.L.C.................................       45,000         12,901
 Vibroplant P.L.C......................................       83,100         77,427
 Victoria Carpet Holdings P.L.C........................       12,000         23,891
 Viglen Technology P.L.C...............................       13,791         17,352
 Vitec Group P.L.C.....................................        4,500         39,061
 Volex Group P.L.C.....................................       58,801        798,391
 Vosper Thornycroft Holdings P.L.C.....................       20,000        346,096
 WF Electrical P.L.C...................................       32,935        170,482
 WSP Group P.L.C.......................................       50,000        219,396
 WT Foods P.L.C........................................      145,194        129,501
 Waddington (John) P.L.C...............................      207,285        751,080
 Wagon Industrial Holdings P.L.C.......................       80,000        339,566
 Walker Greenbank P.L.C................................      144,462        108,140
 Ward Holdings P.L.C...................................      130,000         93,174
 Wardle Storeys P.L.C..................................       46,300        320,780
 Warner Estate Holdings P.L.C..........................       70,000        263,673
 *Water Hall Group P.L.C...............................       11,772          3,281
 Waterman Partnership Holdings P.L.C...................       45,000         72,747
 Wates City of London Properties P.L.C.................      230,000        313,206
 *Waverly Mining Finance P.L.C.........................       42,500          4,738
 Wellington Holdings P.L.C.............................        9,000          9,676
 Wembley P.L.C.........................................        6,053         35,333
 Wescol Group P.L.C....................................      125,000         92,576
 Westbury P.L.C........................................      202,522        859,619
 Whatman P.L.C.........................................       48,387        712,865
 Whitecroft P.L.C......................................      105,000         96,160
 Whittard of Chelsea P.L.C.............................       30,000         18,157
 Widney P.L.C..........................................       39,528         22,350
 *Wiggins Group P.L.C..................................    1,148,266        578,375
 *Willoughby's Consolidated P.L.C......................        9,000         17,560
 *Wilshaw P.L.C........................................      198,409        156,424
 Wilson (Connolly) Holdings P.L.C......................       51,000        109,658
 Windsor P.L.C.........................................       83,441         18,606
 Wintrust P.L.C........................................       22,500        163,950
 Wolstenholme Rink P.L.C...............................       15,500        113,560
 Wolverhampton & Dudley Breweries P.L.C................       48,550        417,561
 Worthington Group P.L.C...............................      102,653         62,946
                                                            SHARES           VALUE+
                                                            ------           ------
 Wyevale Garden Centres P.L.C..........................        5,000   $     38,504
 Wyndeham Press Group P.L.C............................       63,066        297,822
 *YJL P.L.C............................................       70,932         14,122
 Yates Brothers Wine Lodges P.L.C......................        3,023         16,370
 Yorklyde P.L.C........................................       25,555         28,898
 Yorkshire Group P.L.C.................................       82,504        121,550
 Young & Co's Brewery P.L.C............................       10,000         94,766
 Young & Co's Brewery P.L.C. Class A...................        5,234         67,940
 Young (H.) Holdings P.L.C.............................       49,542         76,933
 Yule Catto & Co. P.L.C................................        7,044         30,460
 Zetters Group P.L.C...................................       14,500         29,214
 Zotefoams P.L.C.......................................       12,000         23,700
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $105,241,265)..................................                 129,922,712
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling (Cost $110,938)...............                      93,410
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units......................       80,000              0
 *Jourdan P.L.C. Warrants 1999-2006....................        4,000          1,274
 *Northern Leisure P.L.C. Warrants 08/18/06............          497            412
 *Trafficmaster P.L.C. Rights 12/07/99.................        1,666              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $200)..........................................                       1,686
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $105,450,565)..................................                 130,017,808
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Lason, Inc. (Cost $360,633)..........................        6,620        161,363
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $88).............................                          84
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $789,013) to be
   repurchased at $773,114 (Cost $773,000).............  $        773       773,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $106,486,124)++................................                $130,952,255
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $107,184,935.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (20.8%)
COMMON STOCKS -- (20.8%)
 Agricole de la Crau...................................          449   $     34,133
 Apem SA...............................................        1,000         38,262
 Assurance Banque Populaire............................           34          3,201
 Assystem SA...........................................        2,657        107,012
 Aurea.................................................          600          5,498
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        307,446
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        766,719
 Banque Transatlantique................................        3,030        167,798
 Bazar de l'Hotel de Ville SA..........................        9,950      1,222,260
 Berger Levrault SA....................................          476         64,703
 Boiron SA.............................................        3,800        248,701
 Bollore Technologies SA...............................        2,245        421,576
 Brioche Pasquier SA...................................        2,600        246,345
 Burelle SA............................................        4,030        276,130
 CEGID SA..............................................        4,500        918,885
 COM 1 SA..............................................          450         10,874
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          255         15,919
 Cambodge..............................................        1,605        977,713
 #Carbone Lorraine.....................................       33,245      1,223,473
 Cegedim SA............................................        6,400        431,753
 *Centrest (Societe Developpement Regional du
   Centre-Est).........................................        1,705            103
 Change de la Bourse SA................................          614         16,074
 Christian Dalloz SA...................................        2,022         93,653
 Cie Francaise des Ferrailles..........................       10,576        330,114
 *Cofigeo (Cie Financiere Geo).........................          400         54,775
 Compagnie Financiere Saint-Honore.....................        1,188         87,919
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,358,685
 Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         11,479
 Continentale d'Entreprises SA.........................       20,087        813,059
 Costimex SA...........................................          700         16,634
 Courtois SA...........................................          100          8,559
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        140,569
 *Cristalleries de Baccarat............................        1,567        132,377
 Damart SA.............................................       22,900      1,663,614
 Deveaux SA............................................        1,040         69,427
 Didot-Bottin..........................................        1,620         99,990
 Dietrich et Cie.......................................       20,775      1,244,626
 Distriborg Groupe SA..................................        1,050         46,497
 Docks des Petroles d'Ambes............................          100         10,170
 Docks Lyonnais........................................        1,147         26,563
 #Dynaction SA.........................................       10,660        273,702
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................        7,928        997,825
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Exacompta Clairefontaine SA...........................        1,600        133,715
 Expand SA.............................................        2,060         79,856
 Explosifs et de Produits Chimiques....................          524         80,460
                                                               SHARES        VALUE+
                                                               ------        ------
 Faienceries Sarreguemines Digoin et Vitry-le-Francois
   SA..................................................          330   $     14,952
 Fimalac SA............................................       20,820      2,305,973
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         14,298
 Fininfo SA............................................          976        190,648
 Fives-Lille...........................................        6,526        545,388
 Fonciere Lyonnaise SA.................................          753         96,972
 Fonderies Franco Belge................................          492         39,136
 Fraikin SA............................................        3,284        263,041
 Francaise des Magasins Uniprix........................        1,314        149,240
 France-Africaine de Recherches Petrolieres
   Francarep...........................................        3,864        194,531
 *Fromagerie F. Paul Renard............................          200         35,442
 *GCI (Groupe Chatellier Industrie SA).................        7,258            438
 GFI Industries SA.....................................        6,845        137,912
 Gantois Series A......................................          647         79,478
 Gascogne SA...........................................        6,472        508,944
 Gaumont...............................................       14,500        803,722
 Gautier France SA.....................................        1,680         86,608
 *#Generale de Geophysique SA..........................       22,068      1,122,109
 Generale de Transport et d'Industrie..................       11,890      1,350,429
 Gevelot...............................................        3,584        158,782
 *Gifrer Barbezat SA...................................          550         33,504
 Grands Moulins de Strasbourg..........................          110         24,898
 Groupe Guillin SA.....................................        1,200         27,790
 Groupe Norbert Dentressangle SA.......................        6,320        139,361
 Groupe Zannier SA.....................................        4,100        147,172
 Guerbet SA............................................        1,990         42,078
 Guitel-Etienne-Mobilor SA.............................          240         16,457
 Guyenne et Gascogne SA................................        5,200      2,408,474
 Hoteliere Lutetia Concorde............................        2,505        203,798
 Hotels et Casinos de Deauville........................        2,055        351,963
 *ICBT Groupe SA.......................................        1,200         16,070
 IMS International Metal Service SA....................       12,630        114,453
 Immobanque............................................        1,098        117,190
 Immobiliere Marseillaise..............................          656      1,532,402
 Industrie des Transports..............................          600         34,315
 Industrielle et Financiere d'Entreprise SA............          300         17,520
 Industrielle et Financiere d'Ingenierie SA............       28,100        795,048
 Informatique et Realite SA............................        2,643         77,175
 #Intertechnique SA....................................        4,150      1,755,004
 Jet Multimedia SA.....................................          505        154,577
 Lacroix SA, Saint Herbalin............................          593         14,390
 Laurent Bouillet......................................          480         43,981
 *Lectra Systemes SA...................................       19,192        123,675
 Legris Industries SA..................................       29,350      1,122,981
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        182,045
 *MRM..................................................        1,424         43,731
 Manitou SA............................................       11,092        558,420
 *Marie Brizard & Roger International SA...............          306         18,517
 Matussiere et Forest SA...............................       13,600        118,450
 *#Metaleurop SA.......................................       58,400        464,537
 Michel Thierry SA.....................................          700         93,036
 *Montupet SA..........................................       32,450        965,502
 *#Moulinex SA.........................................       48,900        457,902
 *NAF NAF SA...........................................        4,200         52,862

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Nord-Est SA...........................................        2,707   $     72,775
 *Nordon & Cie.........................................          800         55,580
 *Olipar...............................................          250          2,127
 PSB Industries SA.....................................        1,240         95,513
 Papiers Peints (Societe Francaise des)................          200         19,534
 *Parc Asterix SA......................................          822         19,111
 Parisienne de Chauffage Urbain........................          200         13,492
 *Paul Predault SA.....................................        2,199         27,234
 *Pier Import Europe SA................................       12,100        111,477
 Plastic Omnium........................................       11,036      1,122,313
 Radiall SA............................................        1,340        110,434
 Robertet SA...........................................          269         39,274
 *Rocamat..............................................        5,579          8,819
 Rochefortaise Communication SA........................       10,420      1,925,239
 *Rochette.............................................       84,470        568,146
 Rougier SA............................................        2,040        122,319
 *Rouleau-Guichard SA..................................          300         11,720
 SAMSE SA..............................................        1,100        304,583
 *SDR de Bretagne SA...................................          714          6,362
 SERIBO (Societe d'Etudes et de Realizations pour les
   Industries du Bois).................................          463         12,680
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         14,852
 Sabate SA.............................................          600         73,704
 Sabeton...............................................        1,350        221,566
 *Saupiquet............................................        4,500        344,355
 Sechilienne...........................................          220         54,493
 Securidev SA..........................................        1,500         14,273
 *Selectibanque SA.....................................        7,100        100,013
 Sidergie SA...........................................          800        128,076
 Signaux et d'Equipements Electroniques SA.............       23,983        964,478
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        508,733
 #Skis Rossignol SA....................................       41,668        599,956
 Smoby SA..............................................          500         21,447
 Societe des Immeubles de France.......................      105,056      2,014,042
 Societe Financiere Immobail SA........................        4,807        176,664
 Soie SA...............................................          390         14,345
 Solitaire Produits d'Entretien Francais Prodef........          300         27,186
 Sommer-Allibert SA....................................       12,900        317,058
 #Sophia SA............................................       11,700        460,738
 Sopra SA..............................................        6,900        487,716
 Sucriere de Pithiviers-le-Vieil.......................        1,825        646,273
 Sylea SA..............................................        4,159        212,732
 Taittinger SA.........................................        2,540      1,575,416
 Tanneries de France...................................          158          6,204
 Teisseire France SA...................................          700         15,041
 Touax (Touage Investissement SA)......................        8,649        329,184
 *Trouvay et Cauvin SA.................................        1,500         18,215
 Unilog SA.............................................        6,320        493,173
 Union Generale du Nord SA.............................          994         50,142
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,235,239
 Vermandoise de Sucreries..............................          323        232,536
 Via Banque............................................       20,692        558,156
 Viel et Cie...........................................        3,519        101,691
 *Vilmorin et Cie SA...................................        2,349        181,882
 Virax.................................................          954         33,735
                                                               SHARES        VALUE+
                                                               ------        ------
 Virbac SA.............................................        1,713   $    103,143
 Vulcanic SA...........................................          400         16,110
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,637,307)...................................                  52,647,466
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01.......        2,707          3,025
 *Fonciere Lyonnaise SA Warrants 07/30/02..............        4,515          1,409
 *Touax (Touage Investissement) SA Warrants 12/03/99...            3              1
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,178)........................................                       4,435
                                                                       ------------
TOTAL -- FRANCE
  (Cost $42,640,485)...................................                  52,651,901
                                                                       ------------
GERMANY -- (19.4%)
COMMON STOCKS -- (19.4%)
 *A. Friedrich Flender AG..............................        9,000         72,496
 Aachener Strassenbahn und Energieversorguns AG........          161         32,989
 *Agrob AG.............................................          290        178,118
 *Aigner (Etienne) AG..................................          600         78,537
 *Alexanderwerk AG.....................................           60          2,417
 Alsen AG, Hamburg.....................................       16,400        363,285
 Alte Leipziger Versicherungs AG Series C..............        1,043        630,110
 Amira Verwaltungs AG..................................          200         82,162
 Andreae-Noris Zahn AG, Anzag..........................       27,200        687,422
 Anterra Vermoegensverwaltungs AG......................        1,350        100,588
 Apoca Parking AG......................................        1,650        116,295
 *Augsburger Kammgarn Spinnerei AG.....................          660          6,380
 Balcke-Duerr AG.......................................       32,910        298,230
 Barmag AG.............................................       13,000        235,612
 Bayerische Handelsbank AG.............................       25,050        807,121
 Berliner Elektro Holding AG...........................       11,061         90,768
 Berliner Kindl-Brauerei AG............................          790        159,088
 Binding-Brauerei AG...................................        2,925        589,029
 Biotest AG............................................        8,060         87,242
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        116,945
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          201         27,322
 Boewe Systec AG.......................................        3,000         66,515
 *Brau und Brunnen AG..................................        4,995        225,820
 *Bremer Woll-Kaemmerei AG.............................       19,960         66,925
 Brillant AG...........................................        1,310        167,516
 Buckau (Walther) AG...................................          780         80,108
 Ceag Industrie-Aktien und Anlagen AG..................        2,067        228,936
 *Concordia Bau und Boden AG...........................       73,288        361,584
 *Data Modul AG........................................        2,400         49,539
 *Deutsche Babcock AG, Oberhausen......................        2,900        112,419
 Deutsche Hypoteken Bank AG, Frankfurt/Hamburg.........       28,295        797,716
 Deutsche Spezialglas AG...............................        1,600        288,372
 Deutsche Steinzeug Cremer & Breuer AG.................       43,600        381,932
 Deutsche Verkehrs-Bank AG.............................        5,343        454,593
 *Dierig Holding AG....................................        1,500        132,909
 Doag-Holding AG.......................................        7,500         31,339
 *Dortmunder Actien-Brauerei AG........................        1,650         56,652
 Duerr Beteiligungs AG.................................       31,750        704,909
 Duerrkopp Adler AG....................................          400         22,151

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Dyckerhoff AG.........................................        9,750   $    314,149
 Dyckerhoff and Widmann AG.............................       49,190        344,225
 Eichbaum-Brauereien AG, Mannheim......................          672         64,618
 Erlus Baustoffwerke AG................................          297         68,780
 *Erste Kulmbacher Actien Brauerei AG..................          432         12,788
 Escada AG.............................................        2,052        234,506
 Forst Ebnath AG.......................................          460          7,225
 Fraenkisches Ueberlandwerk AG, Nuernberg..............          658        106,005
 Fuchs Petrolub AG Oel & Chemie........................        2,231        140,398
 Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos).......           55          3,223
 Gerresheimer Glas AG..................................       23,800        378,630
 Gilde Brauerei AG.....................................        1,200        434,975
 Gildemeister AG.......................................       14,000         86,129
 Goldschmidt (T.H.) AG.................................       83,200      2,127,834
 Hagen Batterie AG.....................................          870         84,971
 Hamborner AG..........................................       21,000        486,326
 Hamburger Hochbahn AG Series A........................        1,800         87,901
 #Harpener AG..........................................        7,100      1,408,333
 Hasen-Braeu AG........................................          100         43,296
 Heilit & Woerner Bau AG...............................        1,701         90,774
 *Heinrich Industrie & Handels AG, Essen...............        3,500         70,482
 *Herlitz AG...........................................        3,462         49,848
 Holsten-Brauerei AG...................................       30,770        540,634
 Horten AG.............................................       33,800        484,967
 Hucke AG..............................................        8,300         33,429
 ICN (Immobilien Consult Nuernberg AG).................          707        832,887
 IFA Hotel & Touristik AG..............................        7,000        109,388
 Iwka AG...............................................       62,240      1,193,838
 Jacobsen (W.) AG, Kiel................................           37         45,414
 K & S Aktiengesellschaft AG...........................      129,500      1,701,614
 KSB AG................................................        2,387        254,765
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        896,970
 Kampa-Haus AG.........................................       12,375        152,638
 *Kaufring AG..........................................        2,203         25,953
 Kempinski AG, Berlin..................................          686        203,764
 Keramag Keramische Werke AG...........................       13,000        693,745
 Kiekert AG............................................       12,950        332,499
 *Kloeckner Humboldt-Deutz AG..........................       16,750         83,821
 *Kloeckner-Werke AG...................................       23,800      1,845,221
 Km-Europa Metal AG....................................       26,440      1,566,710
 *Kolb und Schuele AG..................................       10,000         33,227
 Kolbenschmidt Pierburg AG, Duesseldorf................       37,500        572,038
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,296,971
 Kraftwerk Altwuerttemberg AG..........................          125         78,034
 Kromschroeder (G.) AG.................................       26,520        157,546
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         85,142
 Lehnkering AG.........................................       15,300        190,719
 Leifheit AG...........................................       12,500        366,255
 Leoni AG..............................................       25,000        755,165
 MG Vermoegensverwaltungs AG...........................        3,734        244,382
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG................           33              0
 *Maihak (H.) AG.......................................          143         21,598
 Main Kraftwerke AG....................................        1,172        584,135
 Mannheimer Aktiengesellschaft Holding AG..............       27,580      1,307,964
                                                               SHARES        VALUE+
                                                               ------        ------
 Markt und Kuehlhallen AG..............................       14,000   $    197,350
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400         21,265
 *Mauser Waldeck AG....................................        1,667        149,385
 *Moenus Textilmaschinen AG............................        5,250         13,321
 *Moksel (A.) AG.......................................       15,800         66,817
 Mueller-Weingarten AG.................................       11,580        139,917
 *Neue Baumwoll-Spinnerei ud Weberei Hof AG............       12,170         96,805
 *Niedermayr Papierwarenfabrik AG......................           60         11,418
 Norddeutsche Steingutfabrik AG........................        5,960         79,814
 Nuernberger Hypothekenbank AG.........................       26,260        951,871
 Otavi Minen AG........................................          600         52,257
 *Otto Reichelt AG.....................................       11,950         81,820
 *Parkbrauerei AG......................................        3,000         18,728
 Patrizier-Braeu AG....................................           75         19,785
 *Pfaff (G.M.) AG......................................       80,000         72,496
 *Pfleiderer AG........................................        8,300        102,793
 Phoenix AG, Hamburg...................................       37,500        498,409
 Plettac AG............................................        5,554        148,195
 Progress-Werk Oberkirch AG............................        5,000         90,620
 *Reichelbraeu AG, Kulmbach............................          550         77,530
 *Reichelt (F.) AG.....................................        1,290         66,243
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         94,861
 *Renk AG..............................................       19,400        236,357
 Rheinboden Hypothekenbank AG..........................       26,500        613,698
 Rheinmetall Berlin AG.................................       45,000        675,118
 Rhoen Klinikum AG.....................................       19,800        787,486
 *Rothenberger AG......................................        3,000         27,488
 Salamander AG.........................................       51,720        676,991
 Schmalbach-Lubeca AG..................................        1,000        127,875
 *Schneider Rundfunkwerke AG...........................        9,340        253,917
 Schwaebische Zellstoff AG.............................        1,925        312,059
 Scor Deutschland Rueckversicherungs AG................        1,872        232,030
 Sektkellerei Schloss Wachenheim AG....................       15,120        172,033
 Sinalco AG............................................          110         68,116
 Sinn AG...............................................        2,789        393,149
 Sinner AG, Karlsruhe..................................        4,160         50,264
 Sloman Neptune AG.....................................          700          3,877
 Stern-Brauerei Carl Funke AG..........................        1,100         55,379
 *Stoehr & Co. AG......................................       16,000         82,162
 Stollwerck AG.........................................        1,018        451,005
 *Strabag AG...........................................        3,332        125,811
 *Stumpf (Otto) AG.....................................        2,275         13,744
 Stuttgarter Hofbraeu AG...............................       18,000        315,357
 Sued-Chemie AG........................................       29,146      1,203,216
 Sueddeutsche Bodencreditbank AG.......................       36,010      1,323,417
 *Terrex Handels AG....................................        1,250        201,377
 *Triton-Belco AG, Hamburg.............................        1,186         20,301
 Tucher Braeu AG.......................................          750         48,331
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        143,146
 VGT AG................................................          586         79,655
 VK Muehlen AG.........................................        1,312         83,225
 Varta AG..............................................       55,000        567,633
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        250,111
 Vossloh AG............................................       15,900        258,553
 Walter AG.............................................       13,500        237,877
 *Wanderer-Werke AG....................................        1,437        130,221
 Weinig (Michael) AG...................................       23,400        412,320
 Weru AG...............................................          150         39,269
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000        111,362

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Wickrather Bauelemente AG............................        1,550   $     14,436
 Wuerttembergische Hypotheken Bank AG..................       19,714      1,012,338
 Wuerttembergische Lebensversicherung AG...............        4,430        142,736
 Wuerttembergische Metallwarenfabrik AG................       30,330        459,610
 Wuerttembergische und Badische Versicherungs AG.......        2,240        245,842
 Wuerzburger Hofbraeu AG...............................          133         65,619
 *Zanders Feinpapiere AG...............................        4,450        291,242
 Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
   AG..................................................        2,091        578,985
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $47,513,312)...................................                  48,975,378
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Westag & Getalit
   (Cost $38,373)......................................        2,600         36,127
                                                                       ------------
TOTAL -- GERMANY
  (Cost $47,551,685)...................................                  49,011,505
                                                                       ------------
SWITZERLAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 AFG Arbonia Foster Holding AG, Arbon..................          522        255,606
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         20,838
 Afipa SA, Vevey.......................................           20          3,771
 Afipa SA, Vevey Series A..............................           80         17,600
 Aletsch AG, Moerel....................................           50        125,717
 Ascom Holding AG, Bern................................          907      1,929,872
 *Attisholz Holding AG, Attisholz......................        1,079        609,060
 BHB Beteiligungs und Finanzgesellschaft...............          150          9,429
 BKW FMB Energie AG, Bern..............................          600      1,018,304
 *BKW FMB Energie AG, Bern.............................           60         99,945
 BVZ (Brig Visp Zermatt) Holding AG....................          370         77,215
 Bank Sarasin & Cie Series B, Basel....................          274        487,416
 Banque Cantonale de Geneve............................          840        145,731
 *Banque Cantonale du Jura.............................          450         43,844
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        528,010
 Basellandschaftliche Kantonalbank.....................          500        181,032
 Basler Kantonalbank...................................        1,000        182,289
 Bobst SA, Prilly......................................          100        116,288
 Bobst SA, Prilly (Namen)..............................           90         52,330
 Bon Appetit Holding AG................................          275        227,138
 Bossard Holding AG, Zug...............................          635        263,040
 Bucher Holding AG, Niederweningen.....................          671        537,768
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        626,672
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        123,517
 Calida Holding AG.....................................          396         79,654
 Canon (Schweiz) AG, Dietlikon.........................        3,706        202,087
 *Carlo Gavazzi Holding AG, Baar Series B..............           91         61,720
 Cie Financiere Tradition..............................        1,250         99,395
 Coop Bank, Basel......................................          941        643,548
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         61,193
 Daetwyler Holding AG, Atldorf.........................          348        500,930
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,344,822
                                                               SHARES        VALUE+
                                                               ------        ------
 Edipresse SA, Lausanne................................          694   $    324,996
 Eichhof Holding AG....................................          188        132,354
 Energie Electrique du Simplon SA......................          350         44,221
 Escor AG, Duedingen...................................          496         11,068
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...        1,602        573,984
 Financiere Michelin, Granges-Paccot...................          637        259,864
 Forbo Holding AG, Eglisau.............................        1,100        507,518
 Fuchs Petrolub AG.....................................        2,001        116,975
 Fuchs Petrolub AG Non-Voting Preferred................        2,001        122,006
 Galenica Holding AG, Bern Series B....................          405        262,213
 Generale d'Affichage, Geneve..........................          290        145,831
 Generali (Switzerland) Holdings, Adliswil.............        1,670        532,215
 Golay-Buchel Holding SA, Lausanne.....................           40         35,703
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         58,961
 Gurit-Heberlein AG....................................        1,125        565,725
 *HPI Holding SA, Yverdon-les-Bains....................          200         91,145
 Hero AG...............................................        3,040        341,094
 Industrieholding Cham AG, Cham........................          432        310,379
 Jelmoli Holding AG, Zuerich...........................        1,521      1,697,032
 Jelmoli Holding AG, Zuerich (Namen)...................        2,835        623,711
 Kardex AG, Zuerich....................................          693        196,024
 Kardex AG, Zuerich (Participating)....................          610        161,426
 *Keramik Holding AG Laufen, Laufen....................          600        216,861
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,233,869
 Kuehne & Nagel International AG, Schindellegi.........          162        116,087
 Lem Holdings AG, Lyss.................................          270         42,429
 Loeb Holding AG, Bern (Participating).................          620        109,901
 *Logitech International SA, Apples....................        4,805      1,120,546
 *Maag Holding AG, Zuerich.............................          820        177,826
 Mikron Holding AG, Biel...............................        1,224        432,395
 #Moevenpick-Holding, Zuerich..........................        1,320        622,297
 *Netstal-Maschinen AG, Nafaels........................            2          1,999
 *Nextrom Holding SA...................................          277         31,341
 *Omnium Geneve SA, Geneve.............................          110             69
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        565,725
 Oz Holding, Zuerich...................................          440        381,676
 *Parco Industriale e Immobiliare SA...................          600          1,320
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,192,302
 Phonak Holding AG Series B............................          230        394,687
 Sarna Kunststoff Holding AG, Sarnen...................          176        191,391
 Schweizerhall Holding AG, Basel.......................          140        137,283
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................          132        239,626
 Siegfried AG, Zofingen................................          856        723,700
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          320        175,802
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           10          2,357
 Sika Finanz AG, Baar..................................          800        257,468
 Sika Finanz AG, Baar (Namen)..........................          750         37,008
 Sopracenerina.........................................        2,409        186,254
 *Suedelektra Holding AG, Zug..........................          520        480,162
 Swisslog Holding AG...................................        2,500        443,151
 *Tege SA..............................................        1,800         16,972
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        202,353
 Unigestion Holding, Geneve............................        2,891        176,272

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Vaudoise Assurances Holding, Lausanne.................           45   $     93,373
 Villars Holding SA, Fribourg..........................          150         28,333
 *Von Moos Holding AG, Luzern..........................        7,000         59,401
 Von Roll Holding AG, Gerlafingen......................       32,024        457,952
 WMH Walter Meier Holding AG, Staefa...................           50         42,901
 Zehnder Holding AG....................................          193        104,332
 Zellweger Luwa AG, Uster..............................          804        434,122
 *Zschokke Holding SA, Geneve..........................          230         72,142
 *Zueblin Holding AG...................................           93            713
 Zuercher Ziegeleien Holding, Zuerich..................        1,415      1,449,795
 Zuger Kantonalbank....................................          500        660,012
 *Zuger Kantonalbank Em 99.............................           45         60,108
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,560,255)...................................                  31,164,539
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $159,375).....................................                     152,944
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Mikron Holdings AG Options 12/15/99
   (Cost $967).........................................        1,224         12,002
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,720,597)...................................                  31,329,485
                                                                       ------------
ITALY -- (10.8%)
COMMON STOCKS -- (10.8%)
 Acquedotto de Ferrari Galliera SpA....................       40,000        284,748
 Allianz Subalpina SpA.................................       55,125        502,317
 *Ansaldo Trasporti SpA................................      169,533        201,085
 *Auschem SpA (In Liquidation).........................       82,000              0
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        366,104
 Bassetti SpA..........................................       61,500        353,584
 *Bastogi SpA..........................................    1,183,000        119,115
 *Binda SpA............................................    1,299,375         24,335
 Boero (Bartolomeo) SpA................................        8,925         88,517
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         93,953
 *Brioschi Finanziaria SpA, Milano.....................      175,000         35,241
 #Buzzi Unicem SpA.....................................      108,600      1,202,827
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        151,275
 CAMFIN (Cam Finanziaria)..............................       28,700         50,860
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........      480,219        585,067
 CMI SpA...............................................       51,603         82,094
 Caffaro SpA Sta per l'Industria Chimica ed
   Elettrochimica......................................      297,550        272,036
 *Calcestruzzo ed il Cemento SpA.......................      464,040        424,717
 Caltagirone SpA.......................................      343,085        433,537
 Cartiere Burgo SpA....................................       42,500        288,851
 Cementeria di Augusta SpA.............................      105,000        206,160
 #Cia Assicuratrice Unipol SpA.........................      199,333        752,647
 Condotta Acque Potabili SpA, Torino...................       28,000        200,169
 *Cucirini SpA.........................................       30,000         20,420
 *Dalmine SpA..........................................    1,976,700        411,995
 #Danieli & C.Officine Meccaniche SpA..................       66,500        374,965
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
                                                               SHARES        VALUE+
                                                               ------        ------
 *#FONSPA (Credito Fondiaro e Industriale Istituto per
   i Finanziamenti a Medio e Lungo Termine SpA)........      171,500   $    402,347
 *Fabbrica Italiana Magneti Marelli SpA................      143,833        485,159
 Falck (Acciaierie & Ferriere Lombarde)................      160,800      1,126,876
 Finarte Casa d'Aste SpA (Milano)......................       56,266        204,519
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        147,432
 *Finrex Finanziaria Immobiliaria SpA (In
   Liquidation)........................................       36,000              0
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000         88,606
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 #Gewiss SpA...........................................      221,700      1,274,625
 *Gottardo Ruffoni SpA.................................      279,832              0
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        203,562
 Immobiliare Metanopoli SpA............................    1,062,500      1,604,726
 Impregilo SpA.........................................      532,000        337,468
 Industria Macchine Automatique SpA....................       23,000        176,004
 Industrie Zignago S. Margherita SpA...................       52,000        439,285
 Ipi SpA...............................................       70,700        242,036
 Linificio and Canapificio Nazionale SpA...............       22,000         30,458
 Maffei SpA............................................       52,500         62,430
 *Mandelli SpA.........................................       41,000              0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000      1,168,573
 Marangoni SpA, Rovereto...............................       34,303        100,509
 Merloni Elettrodomestici SpA..........................      155,000        596,178
 Milano Assicurazioni SpA..............................      264,057        707,229
 Monrif SpA............................................      210,000        344,657
 Montefibre SpA, Milano................................      275,267        165,743
 *Necchi SpA...........................................      164,250         44,488
 *Perlier SpA..........................................      100,700         26,007
 Pininfarina SpA.......................................       62,570      1,612,824
 Poligrafici Editoriale SpA............................      226,000        622,367
 *Premafin Finanziaria SpA.............................      716,000        371,280
 *Premaimm SpA.........................................      179,000         61,640
 *Ratti SpA............................................       66,768        147,229
 #Recordati Industria Chimica E Farmaceutica SpA.......       24,000        185,589
 Reno de Medici SpA, Milano............................      100,500        246,909
 Riva Finanziaria SpA..................................       47,600        162,955
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        196,041
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         44,504
 SMI STA Metallurgica Italiana SpA.....................      565,280        332,966
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         60,338
 Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
   Occhiali) SpA.......................................      175,500      1,390,697
 Saiag SpA (Industrie Articoli Gomma)..................       30,000        153,148
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,326
 Simint SpA............................................       79,988        645,116
 Snia BPD SpA..........................................       65,600         66,514
 Sogefi SpA............................................      182,500        426,316

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sondel Nordelettrica SpA..............................      191,992   $    558,678
 Sorin Biomedica SpA...................................      275,610        788,123
 Stefanel SpA..........................................      180,800        304,015
 Terme Demaniali di Acqui SpA..........................       39,900         31,537
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000         77,289
 Vianini Lavori SpA....................................      347,600        535,491
 Vittoria Assicurazioni SpA............................       51,500        210,530
 Zucchi (Vincenzo) SpA.................................       89,000        546,639
                                                                       ------------
TOTAL -- ITALY
  (Cost $28,052,125)...................................                  27,286,597
                                                                       ------------
SPAIN -- (7.3%)
COMMON STOCKS -- (7.3%)
 Ahorro Familiar SA....................................        6,051         91,634
 #Amper SA.............................................       56,800        476,975
 *Asturiana del Zinc SA................................       33,100        365,941
 Azkoyen SA............................................       52,500        473,640
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         89,664
 Banco de Credito Balear SA............................       35,424        559,987
 Banco de Galicia SA...................................       75,500      1,071,882
 Banco de Valencia SA..................................      154,050      1,287,421
 Banco de Vasconia SA..................................       89,000        851,323
 Banco Guipuzcoano SA..................................       21,194        262,482
 Banco Zaragozano SA...................................      112,794      1,027,816
 Bodegas y Bebedas SA..................................       39,504        358,382
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        167,571
 *CAI (Corporacion Alimentaria Iberica SA).............       11,200              0
 CARTEMAR (Cartera de Valores del Mar SA)..............        4,016         19,005
 *CINSA (Compania de Inversiones SA)...................        1,400          5,780
 Campofrio Alimentacion S.A............................       69,600        923,646
 *El Aguila SA.........................................       39,200        357,993
 Elecnor SA............................................        6,100        236,467
 Empresa Nacional de Celulosa SA.......................        8,200        155,222
 Energia e Industrias Aragonesas SA....................       12,340         60,137
 *Ercros SA............................................       48,518         29,311
 *Erpo SA..............................................        3,289          1,373
 *Espanola del Zinc SA.................................        9,750         45,159
 *Estacionamientos Urbanos SA..........................        4,200              0
 *#Europistas Concesionaria Espanola SA................      119,698        680,951
 *Europistas Concesionaria Espanola SA Em 99...........       55,242        302,030
 *Filo SA..............................................       78,833        102,395
 *Grupo Picking Pack SA................................       62,475        223,314
 Hullas del Coto Cortes................................        8,666         98,164
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        895,809
 Inbesos SA............................................        8,050         26,748
 Indo Internacional SA.................................       33,600        170,849
 Inmobiliaria del Sur SA...............................        1,380         73,296
 *Inmobiliaria Urbis SA................................       74,582        381,486
 Inmobiliaria Zabalburu SA.............................       23,200        230,327
 Koipe SA, San Sebastian...............................       16,800        395,489
                                                               SHARES        VALUE+
                                                               ------        ------
 *LSB (La Seda de Barcelona SA) Series B...............       25,200   $    103,778
 Lingotes Especiales SA................................       22,080         76,701
 Marco Iberica Distribucion de Ediciones Midesa........        5,600        111,362
 *Max Center Leisa SA..................................        3,000          4,992
 Nicolas Correa SA.....................................       15,750         62,324
 *Nueva Montana Quijano SA Series B....................       80,500         48,633
 Obrascon Huarte Lain SA...............................       53,992        340,861
 Papelera de Navarra SA................................        6,000        111,764
 *Pascual Hermanos SA..................................        7,610          3,678
 Pescanova SA..........................................       16,252        173,458
 Portland Valderrivas SA...............................       18,225        448,303
 Prim SA...............................................        3,100         28,716
 Prosegur Cia de Seguridad SA..........................        7,000         61,390
 *Radiotronica SA......................................       10,575        150,986
 Reno de Medici SpA....................................      147,140        346,679
 *Sotogrande SA........................................       62,786        214,310
 Tableros de Fibras SA Series B........................        8,560        103,427
 Tavex Algodonera SA...................................       26,400         61,936
 Transportes Ferroviarios Especiales Tranfesa..........       21,000        266,634
 Uniland Cementera SA..................................        5,750        299,322
 Unipapel SA...........................................       20,968        177,344
 Uralita SA............................................      101,725        696,494
 Vidrala SA, Alava.....................................       47,040        370,860
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       97,492        735,244
 *Zeltia SA............................................       58,624      1,011,145
                                                                       ------------
TOTAL -- SPAIN
  (Cost $14,767,808)...................................                  18,510,010
                                                                       ------------
NETHERLANDS -- (7.0%)
COMMON STOCKS -- (7.0%)
 A.I.R. Holdings NV....................................        1,119         33,463
 ACF Holding NV (Certificate)..........................       12,757        186,250
 Aalberts Industries NV................................       24,593        403,627
 Accell Group NV.......................................        4,662         41,543
 Atag Group NV.........................................        4,630         51,281
 Athlon Groep NV.......................................       34,250        698,339
 Bam Groep NV..........................................        5,573        268,785
 Batenburg Beheer NV...................................        1,000         88,606
 Beers NV..............................................       16,625        594,252
 #Begemann Groep NV....................................       11,909         93,530
 *Begemann Groep NV Series B...........................       13,451         27,087
 Boskalis Westminster NV...............................       46,876        764,621
 Creyf's SA............................................       18,064        429,246
 Creyf's SA Strip VVPR.................................       18,064            182
 *Delft Instruments NV.................................       13,064        111,809
 Econosto NV...........................................       16,811        146,417
 Eriks Holdings NV.....................................        4,000        171,775
 GTI Holding...........................................       18,535        365,788
 Gamma Holding NV......................................       14,879        595,514
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        148,616
 Geveke NV.............................................        8,536        335,197
 Grolsche NV...........................................       32,100        654,502
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........       14,850        586,877
 *Hollandia Industriele Maatschappij NV................          542         28,405
 Hollandsche Beton Groep NV............................       55,131        496,821
 Internatio-Mueller NV.................................       27,400        474,526
 Kas-Associatie NV.....................................       40,680        409,602
 Kempen & Co. NV.......................................       21,232        823,062
 Koninklijke Ahrend NV.................................       31,344        331,379
 Koninklijke Frans Maas Groep NV.......................       11,663        290,060

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Koninklijke Ten Cate NV...............................        9,707   $    347,949
 Koninklijke Ubbink NV.................................        1,500         56,637
 Krasnapolsky Hotels & Restaurants NV..................        3,278        204,636
 MacIntosh NV..........................................       15,053        378,917
 NBM-Amstelland NV.....................................       58,192        673,817
 Nagron Nationaal Grondbezit NV........................       15,316        319,225
 Nederlandsche Apparatenfabriek........................       14,000        257,260
 Nedlloyd Groep NV, Rotterdam..........................       23,472        622,747
 Norit NV..............................................       24,731        184,270
 Polynorm NV...........................................        3,545        209,882
 Reesink NV............................................        2,050        107,334
 Roto Smeets de Boer NV................................        1,000         27,287
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         73,124
 Samas-Groep NV, Zaandam...............................       23,033        288,736
 Schuitema NV, Amersfoort..............................          300        791,413
 Schuttersveld NV......................................       20,596        335,953
 Smit International NV.................................       18,582        406,006
 *Sphinx NV............................................       18,968        238,733
 *Textielgroep Twenthe NV..............................        1,000         71,489
 Twentsche Kabel Holding NV............................       16,853        466,649
 Unique International NV...............................       10,477        242,103
 Van der Mollen Holding NV.............................       17,821        864,888
 *Van Dorp Groep NV....................................        3,327         37,854
 *Van Heek-Tweka NV....................................        3,880         14,845
 Vredestein NV.........................................       15,514        167,924
 Wegener Arcade NV ....................................       69,015        785,240
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $11,579,823)...................................                  17,826,080
                                                                       ------------
SWEDEN -- (6.5%)
COMMON STOCKS -- (6.5%)
 *Active I Malmoe AB Series A..........................        4,160         69,488
 *Active I Malmoe AB Series B..........................        4,160         69,488
 Allgon AB Series B....................................       65,400      1,038,579
 Alma Industri & Handel AB Series B....................        5,200         92,059
 *Althin Medical AB Series B...........................        4,800         32,184
 Anders Dioes AB.......................................       28,800        162,954
 Angpannefoereningen AB Series B.......................       10,800        125,138
 *Argonaut AB Series A.................................       81,000         75,273
 *Argonaut AB Series B.................................       49,800         46,279
 Arkivator AB..........................................        1,800         33,455
 *Avesta Sheffield AB..................................       47,400        229,722
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         59,496
 BT Industrie AB.......................................        8,400        158,098
 Beijer AB Series B....................................       11,700        132,125
 Berg (C.F.) & Co. AB Series B.........................        6,200         16,045
 Bergman & Beving AB Series B..........................        8,000         91,283
 *Biacore International AB.............................        2,900         22,515
 *Biora AB.............................................        6,200         25,307
 Bong Ljungdahl AB.....................................        6,000         69,168
 Boras Waefveri AB Series B............................        8,600         46,535
 Capona AB.............................................       19,000         78,226
 Carbo AB..............................................       11,100        212,833
 Castellum AB..........................................       15,000        142,924
 Catena AB Series A....................................       66,700        533,535
 Celsius Industrier AB Series B........................       60,100      1,230,132
 *Cloetta AB Series B..................................        1,400         22,727
 Concordia Maritime AB Series B........................       37,300         39,489
 Diligentia AB.........................................       18,800        142,641
 Doro AB...............................................        2,900         27,120
 Enea Data AB Class B..................................        8,000        286,083
 Entra Data AB Series A................................        3,800         90,742
 Esselte AB Series A...................................       40,100        273,590
                                                               SHARES        VALUE+
                                                               ------        ------
 Esselte AB Series B...................................       34,500   $    239,441
 *Evidentia Fastigheter AB Series A....................       16,120        142,218
 *Evidentia Fastigheter AB Series B....................        1,000          8,881
 FFNS Gruppen AB Series B..............................       23,450        248,264
 Fagerhult AB..........................................        2,900         27,291
 *Fagerlid Industrier AB...............................        8,600         19,019
 Fastighets AB Tornet..................................       10,800        143,559
 *Fastighits AB Celtica................................        5,800         31,384
 Finnveden AB..........................................       18,100        225,690
 *Firefly AB...........................................        8,400          4,446
 *#Frontec AB Series B.................................       18,200        163,780
 Garphyttan Industrier AB..............................       39,000        422,066
 Getinge Industrier AB Series B........................       39,736        413,671
 Geveko AB Series B....................................        8,300        121,068
 Gorthon Lines AB Series B.............................       41,800        109,650
 Graenges AB...........................................       10,900        197,458
 #Gunnebo AB...........................................        5,900         47,194
 HL Display AB Series B................................        2,000         33,172
 Hemkopskedja AB Series B..............................        6,300         50,394
 Hexagon AB Series B...................................        3,572         51,683
 Hoeganges AB Series B.................................       11,100        202,387
 ICB Shipping AB Series B..............................       61,500        463,002
 *Industrifoervaltnings AB Skandigen...................       13,300         38,331
 *Inform Highway AB....................................        1,000         70,227
 *Intelligent Micro Systems Data AB....................        3,400         42,595
 *#Intentia International AB Series B..................        6,600        177,402
 Iro AB................................................       11,800        120,762
 Jacobson and Widmark AB...............................       13,400        157,628
 Karlshamns AB.........................................        6,300         47,059
 *Kjessler & Mannerstrale AB...........................        8,500         47,994
 *Kjessler & Mannerstrale AB New Shares................        8,500         22,997
 *Klippans Finpappersbruk AB...........................        5,800         17,739
 *Lifco AB.............................................        7,947         28,980
 Lindex AB.............................................       16,100        460,214
 Ljungberg Gruppen AB Series B.........................        1,900         20,115
 Mandator AB...........................................       11,400        105,269
 Matteus AB............................................       19,800         66,846
 *Meda AB Series A.....................................        2,100         15,316
 *Meto AG..............................................       74,600        557,238
 Modul 1 Data AB.......................................        5,300         41,771
 Monark Stiga AB.......................................       21,700        115,889
 Munksjo AB............................................       13,000        100,929
 NCC AB Series B.......................................       10,300        107,228
 *NH Nordiska Holding AB...............................       17,000         27,997
 Nibe Industrier AB Series B...........................        1,100         14,881
 Nobelpharma AB........................................       45,460        657,752
 Nolato AB Series B....................................       30,600        475,142
 Norrporten Fastighets AB..............................        2,000         25,879
 OEM International AB Series B.........................        7,100         98,970
 PEAB AB Series B......................................       17,800         36,852
 Pandox Hotelfastigheter AB............................        4,500         34,937
 Piren AB..............................................       16,860        106,106
 Platzer Bygg AB Series B..............................       36,000         38,325
 Rottneros Bruk AB.....................................      366,600        422,616
 Sardus AB.............................................        3,000         19,762
 *Scandiaconsult AB....................................       14,300        173,261
 *Scandic Hotels AB....................................       15,300        134,983
 Scribona AB Series A..................................       40,100        120,285
 Scribona AB Series B..................................       31,700         99,936
 Segerstroem & Svensson AB.............................       15,200         72,415
 Semcon AB.............................................        5,200         42,818
 Sifo Group AB.........................................       40,100        301,892
 Sifo Group AB, New Shares.............................       31,700        247,976
 Sigma AB Series B.....................................        7,600         84,931

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Spendrups Bryggeri AB Series B........................       19,900   $     76,079
 *Stena Line AB Series B...............................      128,000        120,456
 Svedala Industri......................................       60,000      1,005,759
 Sweco AB Series B.....................................       23,450        121,373
 TV 4 AB Series A......................................        5,800         95,518
 Ticket Travel Group AB................................        3,000         20,645
 *Tivox AB Series B....................................        7,200         11,264
 Wallenstam Byggnads AB Series B.......................       16,700         83,490
 Westergyllen AB Series B..............................        4,300         54,629
 Wihlborg & Son AB Series B............................       83,500         95,277
 *Wilhborg & Son AB Series A...........................        4,160          6,851
 *Wilhborg & Son AB Series B...........................        4,160          6,264
 Zeteco AB Series B....................................       10,400        192,071
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,673,762)...................................                  16,530,872
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Wallenstam Byggnads AB Series B Redemption Rights
   12/16/99............................................       16,700          4,852
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $0)*..........................................                         215
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,673,980)...................................                  16,535,939
                                                                       ------------
BELGIUM -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Abfin SA.............................................        2,560              0
 Afrifina..............................................        3,480        501,067
 BMT NV................................................        2,040        242,378
 Banque Belgo-Zairoise Belgolaise SA...................        1,155        233,754
 Banque Nationale de Belgique..........................          710      1,108,079
 Belge des Betons......................................          425        171,171
 Belgo Katanga NPV.....................................          408        330,702
 Belgo Katanga NPV VVPR................................          136        109,549
 CFE (Compagnie Francois d'Entreprises)................        2,080        367,973
 CMB (Cie Martime Belge)...............................          500         24,039
 Carrieres Unies Porphyre..............................           20         19,131
 *Chimique et Metallurgique Campine, Beerse............          370         30,176
 City Hotels SA........................................        1,290        127,031
 Cofinimmo SA..........................................        4,763        491,570
 *Cokeries & Houilleres d'Anderlues....................          100          6,243
 Commerciale de Brasserie SA COBRHA....................          115         49,791
 Creyf's SA............................................       20,087        467,205
 Creyf's SA Interim Strip VVPR.........................        8,087             81
 Deceuninck Plastics Industries SA.....................        6,370      1,494,432
 *Electrorail SA (Reunies d'Electricite & de
   Transports).........................................       11,416          4,368
 Engrais Rosier SA.....................................          655         57,443
 Floridienne NV........................................        2,033        116,270
 Ford Motor Co. SA Belgium.............................        1,110        125,176
 *Franki NV (Cie Internationale des Pieux Armes
   Frankignoul SA).....................................        5,875          1,466
 Glaces de Charleroi...................................           70        204,751
 Ibel (Nouvelle).......................................        2,655        160,397
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        603,025
 *Intercomfina SA......................................       11,000            111
 Mecaniver SA, Bruxelles...............................          128         29,643
 Metiers Automatiques Picanol..........................          403        142,022
 *PCB SA Bruxelles.....................................        6,504         26,850
 *Papeteries de Catala SA..............................          315         52,016
                                                               SHARES        VALUE+
                                                               ------        ------
 Plantations Nord-Sumatra SA...........................          650   $     68,786
 *Recticel SA..........................................        8,450         81,253
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        129,284
 *SCF SA...............................................          380          1,722
 *SCF VVPR Shares......................................        2,470         12,012
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545        155,564
 *Sait Radioholland....................................        6,088        155,700
 Sapec SA..............................................        3,635        140,911
 Sapec SA VVPR.........................................           75            375
 Sidro.................................................        4,040        296,951
 Spadel NPV............................................          325        366,507
 *Spector Photo Group SA...............................        3,688        139,253
 Surongo SA............................................           20          5,175
 Telinfo SA............................................        3,448        364,533
 Telinfo SA VVPR.......................................        1,158             12
 *Ter Beke NV..........................................        2,212        124,725
 UNIBRA................................................        1,600        125,982
 Uco Textiles NV.......................................        2,124        232,255
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,037,367)....................................                   9,698,910
                                                                       ------------
NORWAY -- (3.3%)
COMMON STOCKS -- (3.2%)
 *Agresso Group ASA....................................       31,260         69,023
 Aker Maritim ASA......................................       34,030        234,281
 Arendals Fosse Kompani ASA............................          100          4,962
 *Ark ASA..............................................          300          2,791
 *Ask Proxima..........................................       28,920        200,895
 Avantor Financial Corp................................       13,270         83,951
 *Avenir ASA...........................................       18,630         99,372
 Awilco ASA Series A...................................       50,950         82,162
 *Blom ASA.............................................        7,970         29,659
 *Braathens S.A.F.E. ASA...............................       19,320         81,483
 *C. Tybring-Gjedde ASA................................       14,880         31,379
 *Choice Hotel Scandinavia ASA.........................       27,740         65,380
 *Den Norske Oljeselkapet..............................       19,320         46,733
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................       33,930        199,080
 Dyno Industrier ASA...................................       19,324        471,023
 EDB Elektronisk Data Behandling ASA...................       48,570        412,706
 Ekornes ASA...........................................       23,390        217,608
 Elkem ASA.............................................        9,850        178,390
 Elkjop ASA............................................        7,150        139,691
 Farstad Shipping ASA..................................       27,190         75,888
 Ganger Rolf ASA.......................................        5,490        119,177
 *Gresvig ASA..........................................        4,590         46,688
 Hafslund ASA..........................................       47,800        260,893
 *Hitec ASA............................................       22,570         68,873
 Hydralift AS..........................................       15,540         67,469
 Kongsberg Gruppen ASA.................................       21,000        269,614
 Kverneland ASA........................................        6,800        122,309
 Leif Hoegh & Co. ASA..................................       21,000        218,817
 *Mindex ASA...........................................       27,700         14,947
 Moelven Industrier ASA................................       55,578         53,430
 *#NCL Holding ASA.....................................      166,840        469,795
 Narvesen Asa..........................................        7,000        199,714
 *Navia ASA............................................       12,400         40,608
 *Nera ASA.............................................       67,260        210,252
 *Nordic Vlsi..........................................          800          3,523
 Nordlandsbanken ASA...................................        3,830        105,946
 *Ocean Rig ASA........................................      217,980         29,744
 Odfjell ASA Series A..................................       10,410        121,384
 Olav Thon Eiendomsselskap ASA.........................        8,320        192,996

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Petrolia Drilling ASA................................       26,706   $     33,790
 *Prosafe ASA..........................................       18,030        178,924
 *Provida ASA..........................................        8,100         35,167
 Rieber and Son ASA Series A...........................       23,584        155,051
 Scana Industrier ASA..................................       14,880         29,902
 Schibsted ASA.........................................       28,800        439,420
 Selmer ASA............................................       15,570        142,923
 *Sensonor ASA.........................................       16,830         22,965
 Smedvig ASA...........................................       28,840        313,030
 Spcs-Gruppen ASA......................................       33,620         77,987
 Steen and Stroem ASA..................................       19,512        254,140
 *Stento ASA...........................................       11,640         25,268
 *Tandberg ASA.........................................        8,110        181,082
 *Tandberg Data ASA....................................       23,250         57,393
 *Tandberg Tel.........................................       22,530        293,449
 Ugland Nordic Shipping ASA............................        6,550         48,750
 Unitor ASA............................................       11,720         79,233
 Veidekke ASA..........................................        6,830        105,481
 *Visual Management Applications ASA...................        8,770         46,453
 Wilhelmsen (Wilhelm), Ltd. ASA........................        6,400        166,718
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,908,324)....................................                   8,029,762
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $297,836).....................................                     295,229
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,206,160)....................................                   8,324,991
                                                                       ------------
DENMARK -- (2.4%)
COMMON STOCKS -- (2.3%)
 Aalborg Portland Holding A.S. Series A................        2,000         37,900
 *Aalborg Portland Holding A.S. Series B...............        3,680         69,124
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         37,900
 Alm Brand A.S. Series B...............................        6,540        105,343
 Amagerbanken A.S......................................          580         24,730
 Amtssparekassen Fyn A.S...............................          968         47,956
 Bang & Olufsen Holding A.S. Series B..................        4,877        160,414
 *Brodrene Hartmann A.S. Series B......................          605         12,284
 Carli Gry International A.S...........................        3,510         52,262
 *Christian Hansen Holding A.S. Series B...............        2,300        239,719
 Coloplast A.S. Series B...............................        2,187        213,140
 D'Hooge Schouw NV.....................................        1,490         31,664
 *DFDS A.S., Copenhagen................................        2,500        115,731
 Dampskibsselsk et Torm A.S............................          920         31,755
 Danske Traelastko.....................................        1,756        143,801
 *De Sammensluttede Vognmaend Series B.................        1,450        132,481
 *Dfds New Shares......................................        1,500         69,439
 *East Asiatic Co., Ltd................................       10,703        102,860
 Edb Gruppen A.S.......................................        1,810         99,224
 Ejendamsselskabet Norden A.S..........................        3,217        120,401
 Falck A.S.............................................        2,370        235,786
 Fluegger A.S. Series B................................        1,638         33,257
 *Foras Holding A.S. Series A..........................          520          3,621
 Forsikringsselskabet Codan A.S........................        1,600        129,943
 Forstaedernes Bank....................................        1,250         21,881
 GN Great Nordic, Ltd..................................       15,000        564,442
 HLJ Industri A.S......................................          160         23,282
 Henriksen Og Henriksen Holding A.S. Series B..........          310         22,449
 Hojgaard Holdings A.S. Series B.......................          630         10,798
                                                               SHARES        VALUE+
                                                               ------        ------
 *Holm (Jacob) & Sonner Series B.......................        2,254   $     35,391
 Incentive A.S.........................................        2,705         79,087
 Inwear Group A.S......................................        5,120         71,382
 Jamo A.S..............................................        1,000         22,970
 *Junckers (F.) Industrier A.S.........................          860         13,969
 *Kjobenhavns Sommer Tivoli A.S........................          110         23,823
 #Korn-Og Foderstof Kompagnet A.S......................        6,068        143,736
 *Lauritzen (J.) Holding Series B......................          963         96,459
 Midtbank A.S..........................................          500         15,431
 Mols-Linien...........................................          840         10,347
 Neg Micon A.S.........................................        5,674        104,451
 *Neurosearch A.S......................................        3,180        109,762
 Nordiske Kabel og Traadfabrikker Holding A.S..........        3,748        210,538
 Nordvestbank..........................................          250         22,605
 Obel (C.W.) A.S. Series B.............................          930        117,700
 Per Aarsleff A.S. Series B............................          425         17,258
 Radiometer A.S. Series B..............................        4,033        180,146
 Ringkjoebing Landbobank...............................           80         19,600
 Rockwool, Ltd.........................................        2,900         84,788
 Sanistal A.S. Series B................................          936         29,773
 #Sas Danmark A.S......................................       23,500        241,749
 Sophus Berendsen A.S..................................        9,950        243,773
 Spar Nord Holding.....................................        2,593         98,275
 Sydbank A.S...........................................        1,742         71,681
 TK Development........................................        6,585        114,090
 *Topdanmark A.S.......................................       19,740        435,530
 Vest-Wood A.S.........................................          716         46,520
 Vt Holdings Shares A..................................           44          1,846
 Vt Holdings Shares B..................................        2,206         86,295
 Wessel & Vett Magasin du Nord A.S. Series C...........        1,502         94,538
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,864,684)....................................                   5,737,100
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $213,265).....................................                     212,733
                                                                       ------------
TOTAL -- DENMARK
  (Cost $6,077,949)....................................                   5,949,833
                                                                       ------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Alandsbanken AB Series B..............................        1,700         26,531
 Amer Group P.L.C......................................       17,020        331,605
 Asko Oyj..............................................       27,100        431,129
 Finnair Oyj...........................................       59,310        259,775
 Finnlines Oy..........................................       13,980        365,983
 Finvest Oyj...........................................       37,510         64,206
 Fiskars Oy AB Series A................................        8,550         94,698
 *Hk Ruokatalo Oy Series A.............................       11,400         26,171
 Kci Konecranes International P.L.C....................       10,500        288,096
 Kemira Oyj............................................       21,000        122,216
 Kone Corp.............................................        4,980        205,586
 Kyro Oyj AB Series P..................................       27,770        149,593
 Laennen Tehtaat Oy....................................        3,930         41,312
 Lasslla and Tikanoja Oyj..............................       11,070        255,249
 Lemminkainen Oy.......................................        6,100         61,420
 Martela Oy............................................          530         16,010
 *Metsaemarkka Oyj Series B............................          700          4,511
 Nokian Renkaat Oyj....................................        7,300        249,542
 Nordic Aluminium Oy...................................        1,900         17,620
 Novo Group Oyj........................................        4,580        123,589
 Okobank Class A.......................................       13,240        133,312
 *Olvi Oyj Series A....................................          410          8,174
 Partek Oyj............................................       34,170        381,899

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Pk Cables Oyj.........................................        3,160   $     69,999
 *Polar Real Estate Corp. Series K.....................      126,010         40,601
 Ponsse Oyj, Vieremae..................................        2,450         51,804
 *Rakentajain Koneuvokrammo Oy.........................        1,900         20,661
 Santasalo-Jot Oy......................................        3,400         16,604
 *Silja Oy AB Series A.................................       44,020         88,646
 Suunto Oy.............................................        1,870         21,653
 Talentum Oyj..........................................       11,900        227,657
 Tamro Oyj.............................................       84,220        248,464
 *Vaisala Oy...........................................           50          3,625
 *Viking Line AB.......................................        3,240        127,230
 Yit-Yhtymae Oyj.......................................       20,540        204,746
                                                                       ------------
TOTAL -- FINLAND
  (Cost $4,890,088)....................................                   4,779,917
                                                                       ------------
AUSTRIA -- (1.3%)
COMMON STOCKS -- (1.3%)
 Allgemeine Sparkasse Baugesellschaft..................          670         57,342
 Auricon Beteiligungs AG...............................        1,430         27,213
 *Austria Mikro Systeme International AG...............        1,500         47,817
 BBAG Oesterreichische Brau-Beteiligungs...............        5,180        221,666
 BWT AG................................................          990        133,075
 Bank Fuer Kaernten und Steiermark AG..................          500         45,813
 Bau Holding AG........................................        4,980        160,708
 Bohler Uddeholm AG....................................        6,600        276,451
 Brau Union Goess-Reinighaus AG........................        6,000        262,797
 *Ca Immobilien Invest AG..............................          670         10,322
 *Die Erste Immobilien AG..............................          910        141,151
 Flughafen Wien AG.....................................        9,310        323,407
 Graf van der Elst Vermoegensverwaltung AG.............        1,260         43,896
 *Immofinanz Immobilien Anlagen AG.....................       34,801        161,888
 Jenbacher AG..........................................        1,000         52,308
 Leipnik-Lundenburger Industrie AG.....................          300         15,315
 Lenzing AG............................................        2,200        115,188
 *Manner (Josef) & Co. AG..............................          870         28,470
 Mayr Melnhof Karton AG................................        7,200        300,133
 Oberbank AG...........................................        3,110        216,068
 Radex Heraklith Industrie Beteiligungs AG.............        8,350        222,463
 Readymix Kies-Union AG................................          500         42,793
 *Rhi AG Em 99.........................................        3,576         92,932
 Rosenbauer International AG...........................          850         26,531
 Teerag-Asdag AG.......................................          100          3,323
 Ubm Realitaetenentwicklung AG.........................          360         22,655
 *Vogel and Noot Waermetechnik AG......................        1,700         23,108
 #Wolford AG...........................................        3,000        128,076
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $3,533,249)....................................                   3,202,909
                                                                       ------------
                                                               SHARES        VALUE+
                                                               ------        ------
IRELAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 Abbey P.L.C...........................................       19,319   $     66,137
 Adare Printing Group P.L.C............................        6,916         47,353
 Anglo Irish Bank Corp. P.L.C..........................      138,087        323,959
 *Arcon International Resources P.L.C..................      143,750         33,290
 Ardagh P.L.C..........................................       13,676         19,967
 Arnotts P.L.C.........................................        8,811         59,440
 Barlo Group P.L.C.....................................       85,047         77,069
 Clondalkin Group P.L.C................................       21,100        189,083
 *Dragon Oil P.L.C.....................................      104,167         30,416
 *Dunloe Ewart P.L.C...................................      235,918         97,393
 Glanbia P.L.C.........................................      146,256        184,079
 Golden Vale P.L.C.....................................       47,353         47,679
 Green Proper Co.......................................       55,567        321,711
 Greencore Group P.L.C.................................       95,811        260,471
 Heiton Holdings P.L.C.................................       23,610         70,129
 IAWS Group P.L.C......................................       34,340        162,510
 IWP International P.L.C...............................       39,611         71,791
 Irish Continental Group P.L.C.........................       13,121        130,793
 Jurys Hotel Group P.L.C...............................       29,590        226,433
 Kingspan Group P.L.C..................................       83,838        202,597
 Ryan Hotels P.L.C.....................................       22,791         18,358
 *Tullow Oil P.L.C.....................................      118,344        135,841
 United Drug P.L.C.....................................       13,566         90,835
 Waterford Wedgwood P.L.C..............................      220,752        211,159
                                                                       ------------
TOTAL -- IRELAND
  (Cost $3,262,941)....................................                   3,078,493
                                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $340,967).....................................                     484,985
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $4,419,469) to be
   repurchased at $4,346,640
   (Cost $4,346,000)...................................   $    4,346      4,346,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $219,827,121)++................................                $253,017,555
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $219,871,733.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
SOUTH KOREA -- (14.3%)
COMMON STOCKS -- (14.3%)
 Daewoo Securities Co., Ltd............................        56,445  $    925,128
 *Fidelity Investments Life Insurance, Ltd.............         3,410        18,502
 *Hyundai Engineering & Construction Co., Ltd..........       119,254       648,092
 *Hyundai Motor Co., Ltd...............................        95,919     1,944,444
 *Hyundai Securities Co., Ltd..........................        45,805     1,137,963
 Kookmin Bank..........................................       205,128     3,415,113
 Korea Electric Power Corp.............................       118,650     4,708,130
 LG Chemical, Ltd......................................        68,329     2,039,408
 LG Electronics, Inc...................................        75,132     3,363,684
 LG Information & Communications, Ltd..................        21,211     2,506,713
 Pohang Iron & Steel Co., Ltd..........................         2,580       342,739
 S1 Corporation........................................         1,944       388,213
 SK Corp., Ltd.........................................        62,878     1,583,815
 SK Telecom Co., Ltd...................................           668       385,933
 Samsung Display Devices, Ltd..........................        32,478     1,731,413
 Samsung Electro-Mechanics Co., Ltd....................        51,654     4,010,230
 Samsung Electronics Co., Ltd..........................        77,688    16,083,777
 Samsung Fire and Marine Insurance, Ltd................        25,650     1,139,508
 Shinhan Bank Co., Ltd.................................       158,242     1,842,801
 *Ssangyong Investment Securities Co., Ltd.............        52,660       359,773
 Ssangyong Oil Refining Co., Ltd.......................        32,080       788,685
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,880,335)...................................                  49,364,064
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *SK Corp., Ltd. Rights 12/08/99
   (Cost $0)...........................................        15,325       154,671
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $16,880,335)...................................                  49,518,735
                                                                       ------------
THAILAND -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         2,141
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       515,131
 *Advanced Info Service Public Co., Ltd. (Foreign).....       593,100     8,486,972
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400         2,135
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         2,693
 BEC World Public Co., Ltd. (Foreign)..................       132,700       809,913
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000     1,061,949
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,284
 *Bank of Asia Public Co., Ltd. (Foreign)..............        21,450         9,901
                                                               SHARES        VALUE+
                                                               ------        ------
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     1,576,500  $    515,460
 *Berli Jucker Public Co., Ltd. (Foreign)..............        10,100        11,785
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       317,415     3,581,548
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           507
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         8,020
 *International Cosmetics Public Co., Ltd. (Foreign)...         3,500         5,834
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           551
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800        14,443
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     9,972,670     3,836,130
 *Land and House Public Co., Ltd. (Foreign)............         2,891         2,891
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           956
 Mutual Fund Public Co., Ltd. (Foreign)................           500           590
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150       230,276
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,900
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................         1,500         1,808
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         2,344
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         2,981
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,667
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000         3,359
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     3,695,034
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       783,792
 *Siam City Cement Public Co., Ltd. (Foreign)..........       354,813     1,683,301
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       958,166     1,025,859
 Siam Makro Public Co., Ltd. (Foreign).................       727,100     1,230,633
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           855
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         7,781
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     4,516,427
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       201,800        89,269
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         3,487

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Thai Military Bank Public Co., Ltd. (Foreign)........     1,935,500  $    645,249
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960     1,260,394
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,109,731)...................................                  34,058,250
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Krisda Mahanakor Public Co., Ltd. Rights 12/24/99
   (Cost $0)...........................................        31,222           793
                                                                       ------------
TOTAL -- THAILAND
  (Cost $33,109,731)...................................                  34,059,043
                                                                       ------------
GREECE -- (8.5%)
COMMON STOCKS -- (8.5%)
 Alpha Credit Bank.....................................        13,972     1,121,423
 Alpha Finance S.A.....................................         7,170       608,208
 Altec Information & Communication Systems S.A.........        80,805     2,058,308
 *Aspis Pronia General Insurance S.A...................        14,550       396,700
 Athens Medical Center S.A.............................        29,334     1,642,696
 Attica Enterprises S.A. Holdings......................       111,701     2,118,163
 Bank of Attica S.A....................................        51,135     1,174,869
 *Bank of Macedonia and Thrace S.A.....................        60,750     1,423,697
 Bank of Piraeus S.A...................................        32,880       813,866
 Delta Informatics S.A.................................        33,600       884,183
 Ergo Bank S.A.........................................         3,830       361,259
 Ethniki General Insurance Co..........................        43,944     2,044,877
 General Hellenic Bank.................................        11,790     1,354,064
 Halkor S.A............................................        56,800     1,277,186
 Hellenic Bottling Co., S.A............................        31,170       744,803
 Heracles General Cement Co............................        39,060     1,254,017
 Intracom S.A..........................................        48,096     2,126,844
 Intrasoft S.A.........................................        25,590     1,951,998
 Maillis (M.J.) S.A....................................        36,940     1,329,672
 Mytilineos Holdings S.A...............................        99,660     1,898,983
 National Investment Bank for Industrial Development...         1,000       353,154
 Silver & Baryte Ores Mining Co. S.A...................        15,260       635,775
 Titan Cement Co.......................................        13,130     1,544,563
 Xiosbank S.A..........................................         7,560       180,645
                                                                       ------------
TOTAL -- GREECE
  (Cost $17,361,104)...................................                  29,299,953
                                                                       ------------
TURKEY -- (8.2%)
COMMON STOCKS -- (8.2%)
 Akbank................................................   194,495,001     3,078,343
 Akcansa Cimento Sanayi ve Ticaret A.S.................    29,601,300       445,656
 *Aksa.................................................     7,151,119       217,395
 Aksigorta A.S.........................................     8,100,000       324,413
 *Aktas Elektrik Ticaret A.S...........................       685,000       121,639
 *Alarko Holding.......................................     9,653,051       316,744
 Arcelik A.S...........................................    25,206,732     1,179,840
 *Aygaz................................................     3,888,960       427,861
 *Bekoteknik Sanayi A.S................................     8,829,536       141,453
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............    17,250,000        69,920
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       227,447
                                                               SHARES        VALUE+
                                                               ------        ------
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    11,820,000  $    205,331
 *Cimentas A.S.........................................     2,074,064        60,049
 Cukurova Elektrik A.S.................................       389,000       292,826
 Dogan Sirketler Grubu Holdings A.S....................    51,738,680       848,846
 *Doktas...............................................       544,000         6,720
 EGE Biracilik ve Malt Sanayi A.S......................     9,187,224       412,289
 *Eczacibasi Ilac......................................     8,523,760       116,811
 Enka Holding..........................................     1,815,734       525,700
 *Erciyas Biracilik....................................     9,332,640       324,244
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    34,503,000       965,650
 *Good Year Lastikleri A.S.............................     3,726,875        52,513
 Guney Biracilik.......................................     3,516,240        89,927
 Hurriyet Gazette......................................    25,601,550       326,141
 *Ihlas Holding........................................     2,022,085       103,428
 *Izmir Demir Celik....................................    10,231,500        34,066
 Kartonsan.............................................       717,500        29,775
 Kepez Elektrik Ticaret A.S............................        63,000        44,992
 Koc Holding A.S.......................................    24,933,996     3,176,366
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     8,855,000       183,735
 Migros Turk A.S.......................................     2,202,675       903,450
 Netas Northern Electric Telekomunikasyon A.S..........     5,044,000       292,073
 *Otosan Otomobil A.S..................................    21,546,000       488,652
 *Raks Elektroniks A.S.................................     4,536,000         6,479
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     2,800,704        50,274
 T. Tuborg Bira ve Malt Sanayi A.S.....................       731,250         6,493
 *Tat Konserve.........................................     5,041,538        58,386
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       156,730
 *Tofas Turk Otomobil Fabrikasi A.S....................    49,403,969       309,913
 *Trakya Cam Sanayii A.S...............................    15,468,157       289,604
 *Turk Demir Dokum.....................................     8,329,972        77,176
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        27,190
 Turk Sise Cam.........................................    23,276,958       305,513
 *Turkiye Garanti Bankasi A.S..........................   187,202,870     2,023,463
 Turkiye Is Bankasi A.S. Series C......................   220,951,500     5,224,296
 *USAS (Ucak Servisi A.S.).............................        42,500        41,836
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       420,467
 Yapi ve Kredi Bankasi A.S.............................   186,703,298     3,423,500
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,198,070)...................................                  28,455,615
                                                                       ------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 Africa-Israel Investments, Ltd........................         2,840       235,045
 Africa-Israel Investments, Ltd........................           155       128,282
 Agis Industries (1983), Ltd...........................        21,736       149,053
 *American Israeli Paper Mills, Ltd....................         3,291       194,550
 Bank Hapoalim B.M.....................................     1,196,240     3,156,799
 Bank Leumi Le-Israel..................................     1,373,369     2,529,817
 *Bezek, Ltd...........................................       701,438     3,300,705
 Blue Square Chain Stores Properties Investment........        29,303       402,580
 CLAL Electronics Industries, Ltd......................         3,579       606,800
 CLAL Industries, Ltd..................................       135,350       982,564
 CLAL Insurance, Ltd...................................        38,684       530,547
 Clal Israel, Ltd......................................        29,607       980,146

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Delek Israel..........................................         4,584  $    185,572
 *Elbit Medical Imaging................................        17,319       137,193
 Elbit Systems, Ltd....................................        17,319       248,176
 Elbit, Ltd............................................        17,320       236,723
 Elite Industries, Ltd.................................         5,700       296,525
 Elron Electronic Industries, Ltd......................        19,701       500,339
 First International Bank of Israel....................        48,660       276,152
 First International Bank of Israel, Ltd...............       347,200       389,976
 IDB Bankholding Corp., Ltd............................        36,578     1,122,700
 IDB Development Corp., Ltd. Series A..................        43,928     1,451,116
 Industrial Building Corp., Ltd........................       277,150       412,876
 Israel Chemicals, Ltd.................................     1,165,326     1,184,896
 Israel Corp. Series A.................................         5,500       667,182
 Koor Industries, Ltd..................................        16,466     1,631,423
 Leumi Holdings Insurance..............................       279,107       226,375
 *M.A.Industries, Ltd..................................       162,937       283,571
 Matav Cable Israel....................................        19,027       471,965
 Osem Investment, Ltd..................................        77,343       466,365
 Property and Building Corp., Ltd......................         3,973       382,364
 Super-Sol, Ltd. Series B..............................       210,226       631,327
 *Tambour..............................................        26,898        47,703
 Teva Pharmaceutical Industries, Ltd...................        60,410     3,342,636
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,342,313)...................................                  27,790,043
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $2)...........................................                           2
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,315)...................................                  27,790,045
                                                                       ------------
MALAYSIA -- (8.0%)
COMMON STOCKS -- (8.0%)
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           358
 Amsteel Corp. Berhad..................................       264,000        48,632
 *Aokam Perdana Berhad.................................           333         1,617
 Ban Hin Lee Bank Berhad...............................        20,000        37,368
 Bandar Raya Developments Berhad.......................        23,000        10,895
 Batu Kawan Berhad.....................................       151,000       166,895
 Berjaya Group Berhad..................................        94,000        20,408
 Berjaya Land Berhad...................................        91,000        38,076
 Berjaya Sports Toto Berhad............................        79,000       163,197
 Carlsberg Brewery Malaysia Berhad.....................        79,000       226,605
 Commerce Asset Holding Berhad.........................       230,000       502,368
 Country Heights Holdings Berhad.......................        40,000        45,053
 DCB Sakura Merchant New Shares........................         4,100         2,643
 Genting Berhad........................................       259,000       899,684
 Golden Hope Plantations Berhad........................       521,000       444,221
 Guiness Anchor Berhad.................................       105,000       107,763
 Highlands and Lowlands Berhad.........................       314,000       184,268
 Hong Leong Bank Berhad................................       213,125       269,211
 Hong Leong Credit Berhad..............................       232,300       288,541
 IOI Corp. Berhad......................................       439,000       241,450
 Jaya Tiasa Holdings Berhad............................        96,000       168,000
 Kuala Lumpur Kepong Berhad............................       293,500       386,184
 *Land - General Berhad................................        35,000        15,013
 *Leisure Management Berhad............................        35,000        71,382
 Lion Land Berhad......................................         1,000           221
 *MBF Holdings Berhad..................................       141,000         7,607
 Magnum Corp. Berhad...................................       779,500       570,266
                                                               SHARES        VALUE+
                                                               ------        ------
 Malakoff Berhad.......................................       103,000  $    243,947
 Malayan Banking Berhad................................       846,000     2,894,211
 *Malayan United Industries Berhad.....................        70,000        16,947
 Malaysian Airlines System.............................       298,000       255,653
 Malaysian International Shipping Corp. (Foreign)......        85,666       127,372
 Malaysian Oxygen Berhad...............................        22,000        45,158
 Malaysian Pacific Industries..........................        28,000       148,105
 *Multi-Purpose Holdings Berhad........................        86,000        36,663
 Nestle (Malaysia) Berhad..............................       121,000       468,079
 Oriental Holdings Berhad..............................       167,880       357,849
 Oyl Industries Berhad.................................        47,000       105,750
 Perlis Plantations Berhad.............................       190,500       202,532
 Perusahaan Otomobil Nasional Berhad...................       282,000       486,079
 Petronas Dagangan Berhad..............................       147,000       151,642
 Petronas Gas Berhad...................................       943,000     1,910,816
 *Phileo Land Berhad...................................        27,000        22,595
 Public Bank Berhad (Foreign)..........................     1,107,799     1,107,799
 *RHB Capital Berhad...................................       867,000       784,863
 RJ Reynolds Berhad....................................       135,000       143,526
 Ramatex Berhad........................................       222,000       185,779
 *Rashid Hussain Berhad................................        50,000        36,974
 *Renong Berhad........................................       460,000       253,000
 Resorts World Berhad..................................       567,000     1,521,947
 Rothmans of Pall Mall Malaysia Berhad.................       148,000     1,051,579
 Sarawak Enterprise Corp. Berhad.......................       412,000       248,284
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       159,284
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,425,112
 Southern Bank Berhad (Foreign)........................       114,750       100,859
 Technology Resources (Industries) Berhad..............       264,000       136,168
 Telekom Malaysia Berhad...............................     1,305,000     4,121,053
 Tenaga Nasional Berhad................................     1,146,000     2,533,263
 *Time Engineering Berhad..............................       276,000        71,905
 Tractors Malaysia Holdings Berhad.....................        22,000        12,737
 *United Engineering (Malaysia) Berhad.................       165,198       254,318
 YTL Corp. Berhad......................................       749,100     1,222,216
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,214,175)...................................                  27,761,990
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *United Engineering (Malaysia) Berhad Warrants
   10/28/02............................................        33,039             0
 *YTL Corp. Berhad Warrants 06/26/09...................         4,000         2,242
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $395)..........................................                       2,242
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,214,570)...................................                  27,764,232
                                                                       ------------
BRAZIL -- (7.8%)
PREFERRED STOCKS -- (5.8%)
 Aracruz Celulose SA Series B..........................       311,999       636,663
 Banco Bradesco SA.....................................   185,571,118     1,038,459
 Banco do Brasil SA....................................   126,670,000       698,956
 *Banco do Estado de Sao Paulo SA......................     2,500,000        81,337
 Banco Itau SA.........................................    35,500,000     2,235,879
 *Brasiliero de Petroleo Ipiranga......................    12,300,000       121,014
 Brasmotor SA..........................................       600,000        60,131

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 COFAP (Cia Fabricadora de Pecas)......................         5,100  $          0
 Centrais Electricas de Santa Catarin Celesc
   Series B............................................       180,000        74,024
 Cervejaria Brahma.....................................     2,490,767     1,602,588
 Cia Siderurgica Belgo-Mineira.........................       970,000        48,475
 Cia Vale do Rio Doce Series A.........................       121,160     2,918,295
 Cimento Portland Itau.................................       860,000       110,130
 Companhia Brasileira de Distribuicao Pao de Acucar....     8,330,000       222,017
 *Companhia Siderurgica de Tubarao Sid Tubarao.........    15,120,000       214,796
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       150,396
 Coteminas Cia Tecidos Norte de Minas..................       910,000        71,056
 Duratex SA............................................     2,900,000        90,577
 *Electropaulo Electrecidade Metropolitana.............     8,395,000       436,966
 Embratel Participacoes SA.............................    38,582,922       743,134
 Ericsson Telecomunicacoes SA..........................    15,480,000       177,282
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875       114,172
 *Inepar Energia SA....................................         9,561             2
 *Inepar SA Industria e Construcoes....................    19,760,001        45,465
 *Inepar-Fem Equipamentos e Montagem SA................        11,856           586
 Investimentos Itau SA.................................     1,280,000       946,169
 Investimentos Itau SA.................................        32,633        24,081
 Lojas Americanas SA...................................     2,166,794         3,271
 *Lojas Renner SA......................................       800,000         7,496
 Multibras Eletrodomesticos SA.........................       315,000       122,982
 *Paranapanema SA......................................     2,120,000         4,028
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        74,440
 *Sao Carlos Empreendimentos e Participacoes SA........     2,166,794         3,948
 *Seara Alimentos......................................    23,220,228         9,549
 *Serrana SA...........................................         2,450         1,059
 *Suzano de Papel e Celulose...........................        54,000       129,307
 *Tele Celular Sul Participacoes SA....................       137,922           279
 *Tele Centro Oeste Celular Participacoes SA...........       137,922           190
 Tele Centro-Sul Participacoes.........................    45,137,922       627,369
 Teleleste Celular Participacoes SA....................       137,922            85
 Telemig Celular Participacoes SA......................       137,922           228
 Telenordeste Celular Participacoes SA.................       137,922           192
 Telenorte Celular Participacoes SA....................       137,922            83
 Telenorte Leste Participacoes SA......................    80,567,922     1,467,914
 Telesp Celular Participacoes..........................    85,037,922       973,438
 Telesp Celular Participacoes SA.......................    18,990,000       920,432
 Telesp Participacoes SA...............................    61,927,922     1,112,182
 Telesudeste Celular Participacoes SA..................    82,837,922       349,289
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       220,508
 Unibanco Unias de Bancos Brasileiros SA...............     1,500,000        28,852
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       607,321
 Usinas Siderurgicas de Minas Gerais...................           325         4,399
                                                               SHARES        VALUE+
                                                               ------        ------
 *Vale do Rio Doce Series B............................        81,160  $          0
 Votorantim Celulose e Papel SA........................     9,467,325       317,334
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $18,528,626)...................................                  19,848,825
                                                                       ------------
COMMON STOCKS -- (2.0%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524         8,109
 *Ambev Cia de Bebidas das Americas....................       252,000       104,945
 *Ceval Alimentos SA...................................    11,610,114        21,153
 *Cia de Inversiones Luz SA............................     3,140,000       143,024
 *Embraco SA...........................................       130,000        52,108
 Embraer Empresa Brasileira de Aeronautica.............       157,000       494,453
 Embratel Participacoes................................    57,550,000       658,781
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           450
 *Gerdau SA............................................    18,020,000       356,458
 Lojas Americanas SA...................................    14,042,476        19,298
 *Mannesmann SA........................................       149,000         9,695
 Petroquimica do Sul Copesul...........................     8,276,000       249,873
 *Santista Alimentos SA................................        43,777        10,255
 *Sao Carlos Empreendimentos e Participacoes SA........    14,042,476        23,904
 *Serrana SA...........................................         2,054           887
 Siderurgica Nacional Sid Nacional.....................    26,651,000       915,646
 Souza Cruz Industria e Comercio.......................       101,000       722,927
 Tele Celular Sul Participacoes........................    57,550,000        90,773
 Tele Centro Oeste Celular Participacoes...............    57,550,000        71,900
 Tele Centro Sul Participacoes SA......................    57,550,000       533,256
 Tele Norte-Leste Participacoes........................    57,550,000       839,429
 Tele Sudeste Celular Participacoes....................    57,550,000       150,989
 Teleleste Celular Participacoes.......................    57,550,000        32,055
 Telemig Celular Participacoes.........................    57,550,000       100,959
 Telenordeste Celular Participacoes....................    57,550,000        73,398
 Telenorte Celular Participacoes.......................    57,550,000        50,330
 Telesp Celular Participacoes SA.......................    57,550,000       397,845
 Telesp Participacoes SA...............................    57,550,000       680,051
 VSMA (Cia Vidraria Santa Marina)......................        54,000        57,626
 White Martins SA......................................       334,398       158,407
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,568,140)....................................                   7,028,984
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acesita SA Rights Open Pay Date......................    13,100,087             0
 *Coteminsa Cia Tecidos Norte de Minas Rights
   12/20/99............................................       223,499             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $25,096,766)...................................                  26,877,809
                                                                       ------------
MEXICO -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Altos Hornos de Mexico S.A...........................        97,000        28,318
 Apasco S.A. de C.V....................................        69,000       459,172
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................       192,000     1,505,565
 Cementos de Mexico S.A. de C.V. Series A..............       241,722     1,180,820
 *Cifra S.A. de C.V. Series C..........................       417,000       733,518
 *Cifra S.A. de C.V. Series V..........................       137,180       258,748

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       175,000  $    185,070
 *Desc S.A. de C.V. Series B...........................       295,000       262,584
 Desc S.A. de C.V. Series C............................         6,905         5,897
 El Puerto de Liverpool S.A. Series C1.................       339,500       582,802
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       124,629
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       640,882
 Fomento Economico Mexicano B & D......................       270,000     1,009,962
 *Gruma S.A. de C.V. Series B..........................        90,406        94,842
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       942,186
 *Grupo Celanese S.A. Series B2........................       140,000             0
 Grupo Financiero Bacomer S.A. de C.V. Series O........     1,246,380       462,259
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series L............................................        13,187        40,663
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series O............................................       377,000     1,268,386
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792         2,642
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series B............................................        30,000             0
 Grupo Financiero Inbursa Series O.....................       239,699       883,918
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        12,934
 *Grupo Gigante S.A. Series B..........................       341,400       168,584
 Grupo Industrial Alfa S.A. Series A...................       150,290       651,358
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       821,635
 *Grupo Industrial Maseca S.A. de C.V. Series B........       229,000       108,227
 Grupo Mexico S.A. de C.V. Series B....................       172,000       710,820
 Grupo Modelo S.A. de C.V. Series C....................       312,000       897,617
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................        70,000     1,695,668
 *Hylsamex S.A. de C.V. Series B.......................        60,000       174,844
 *Industrias Penoles S.A. de C.V.......................       103,000       317,612
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       842,827
 Organizacion Soriana S.A. de C.V. Series B............       150,000       691,428
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       228,982
 Telefonos de Mexico S.A. Series A.....................        50,000       237,894
 Telefonos de Mexico S.A. Series L.....................     1,521,000     7,035,257
 Tubos de Acero de Mexico S.A..........................        17,000       214,729
 Vitro S.A.............................................       121,600       206,168
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,635,653)...................................                  25,689,447
                                                                       ------------
PHILIPPINES -- (6.6%)
COMMON STOCKS -- (6.6%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       362,695
 Ayala Corp............................................     4,968,000     1,187,472
 Ayala Land, Inc.......................................    10,952,980     2,591,311
 *Belle Corp...........................................     4,916,000       239,805
 Far East Bank and Trust Co. (Foreign).................     1,190,420     2,134,043
 *Filinvest Land, Inc..................................     9,822,000       850,440
                                                               SHARES        VALUE+
                                                               ------        ------
 *International Container Terminal Services, Inc.......     1,525,837  $    126,533
 La Tondena Distillers, Inc............................       693,200       566,394
 *Metro Pacific Corp...................................    10,213,860       279,012
 Metropolitan Bank & Trust Co..........................       591,189     4,253,674
 Petron Corp...........................................    19,893,000     1,528,362
 Philippine Long Distance Telephone Co.................       141,940     2,908,035
 *Philippine National Bank.............................       259,975       862,355
 SM Prime Holdings, Inc................................    22,614,000     3,585,141
 *Security Bank Corp...................................       320,842       266,064
 *Southeast Asia Cement Holdings, Inc..................        30,190           324
 Union Bank of the Philippines.........................       606,500       495,554
 Universal Robina Corp.................................     2,871,000       462,160
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,340,455)...................................                  22,699,374
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $1,050).......................................         5,903           756
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $35,341,505)...................................                  22,700,130
                                                                       ------------
ARGENTINA -- (6.5%)
COMMON STOCKS -- (6.5%)
 *Acindar Industria Argentina de Aceros SA Series B....       449,000       736,456
 *Alpargatas SA Industrial y Comercial.................       150,000         8,701
 *Astra Cia Argentina de Petroleos SA..................       609,690     1,317,102
 Banco de Galicia y Buenos Aires SA Series A...........       476,044     2,437,663
 *Banco del Sud Sociedad Anonima Series B..............        29,000        73,669
 Banco Frances del Rio de la Plata SA..................       212,936     1,648,339
 *Banco Frances E. Brasileiro SA New Shares............        15,273       116,701
 Banco Rio de la Plata SA..............................       150,000       960,125
 *Buenos Aires Embotelladora SA Series B...............           100           470
 *CIADEA SA............................................        76,559        91,883
 *Capex SA Series A....................................        37,102       192,955
 *Celulosa Argentina SA Series B.......................        37,500         8,401
 Central Costanera SA Series B.........................        50,000       113,515
 Central Puerto SA Series B............................        16,000        27,684
 *Garovaglio y Zorraquin SA............................        28,000        18,622
 *Gas Natural SA, Buenos Aires.........................        25,000        46,256
 *Indupa SA Industrial y Comercial.....................       270,366       236,331
 Irsa Inversiones y Representaciones SA................       198,574       635,519
 *Juan Minetti SA......................................       187,983       498,220
 Ledesma SA............................................       135,378        87,872
 Metrogas SA Series B..................................       403,115       362,851
 *Molinos Rio de la Plata SA Series B..................       275,287       674,541
 Naviera Perez Companc SA Series B.....................       705,429     3,746,315
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542        56,711
 *Sevel Argentina SA Series C..........................        35,022        21,857
 Siderar SAIC Series A.................................       199,876       841,587
 Siderca SA Series A...................................       714,907     1,422,850
 *Sociedad Comercial del Plata.........................       187,740        59,146

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Telecom Argentina Stet-France SA Series B.............       407,000  $  2,381,259
 Telefonica de Argentina SA Series B...................     1,058,000     2,708,832
 Transportadora de Gas del Sur SA Series B.............       636,000     1,062,258
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $21,724,470)...................................                  22,594,691
                                                                       ------------
CHILE -- (6.0%)
COMMON STOCKS -- (6.0%)
 BBV Banco Bhif ADR....................................        29,400       387,712
 Banco de Santiago SA Santiago ADR.....................        84,800     1,780,800
 Banco Edwards SA ADR..................................        30,000       468,750
 Banco Santander Chile Sponsored ADR...................       102,500     1,742,500
 Chilgener SA ADR......................................        62,400       961,350
 Cia Telecom de Chile ADR..............................       207,000     3,797,156
 Compania Cervecerias Uni ADR..........................        39,400     1,103,200
 Cristalerias de Chile SA ADR..........................        14,500       189,405
 Distribucion y Servicio D&S SA ADR....................        80,500     1,428,875
 Embotelladora Andina SA Andina ADR....................        48,800       846,375
 Embotelladora Andina SA Andina Series B ADR...........        57,700       804,194
 Empresa Nacional de Elec ADR..........................       177,818     2,367,202
 *Empresas Telex SA ADR................................        39,400        38,169
 Enersis SA ADR........................................        82,103     1,898,632
 Laboratorio Chile SA Labchile ADR.....................        14,000       241,500
 Lan Chile SA ADR......................................        86,400       626,400
 Madeco SA ADR.........................................        24,500       238,875
 Masisa SA ADR.........................................        16,500       195,938
 *Santa Isabel SA ADR..................................        15,500       156,938
 Sociedad Quimica y Minera Chile ADR...................        29,502       837,119
 Vina Concha y Toro SA Conchatoro ADR..................        14,600       550,694
                                                                       ------------
TOTAL COMMON STOCKS....................................                  20,661,784
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco Edwards SA ADR Rights 12/09/99
   (Cost $0)...........................................         8,248             0
                                                                       ------------
TOTAL -- CHILE
  (Cost $19,656,146)...................................                  20,661,784
                                                                       ------------
PORTUGAL -- (4.1%)
COMMON STOCKS -- (4.1%)
 Banco Comercial Portugues SA..........................       596,735     3,436,832
 Banco Espirito Santo e Comercial de Lisboa............        48,400     1,208,587
 Banco Pinto & Sotto Mayor SA..........................       105,909     2,271,398
 *Companhia de Seguros Mundial Confianca SA............        31,120     1,637,219
 Companhia de Seguros Tranquilidade SA.................        15,700       401,526
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        11,400       107,783
 Investimentos Participacoes e Gestao SA Inapa.........        29,267       234,864
                                                               SHARES        VALUE+
                                                               ------        ------
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        18,565  $    420,589
 Modelo Continente SGPS SA.............................       105,300     1,919,056
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        30,800       206,851
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       138,922
 *Sociedad Construcoes Soares da Costa SA..............        17,514        52,022
 Sociedade de Investimento e Gestao SGPS SA............        18,900       329,032
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        24,483       175,273
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        40,759     1,520,932
 Uniceruniao Cervejeira SA.............................        15,600       290,588
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $6,530,620)....................................                  14,351,474
                                                                       ------------
INDONESIA -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Bank Lippo Tbk.......................................       557,000        13,335
 PT Asahimas Flat Glass Co., Ltd.......................        75,000        11,286
 *PT Astra International Tbk...........................     1,003,000       459,651
 *PT Bakrie & Brothers Tbk.............................     1,259,000        51,669
 *PT Bank International Indonesia......................     2,227,191        45,702
 *PT Barito Pacific Timber.............................       910,000        77,804
 *PT Bimantara Citra...................................       589,000        84,603
 *PT Charoen Pokphand Tbk..............................        95,000        26,967
 *PT Ciputra Development Tbk...........................       262,000        19,713
 *PT Citra Marga Nusaphala Persada.....................       960,000        82,079
 *PT Dankos Laboratories...............................       105,000        12,209
 *PT Duta Pertiwi......................................       200,000        19,836
 *PT Gajah Tunggal Tbk.................................     2,058,000       218,187
 *PT Gt Kabel Indonesia Tbk............................       212,000         8,700
 *PT GT Petrochem Industries Tbk.......................        70,000         5,985
 *PT Hanjaya Mandala Sampoerna Tbk.....................       496,500     1,134,275
 *PT Hero Supermarket Tbk..............................        78,000        20,807
 *PT Indah Kiat Pulp & Paper Corp......................     2,221,601       790,173
 *PT Indocement Tunggal Prakarsa.......................     1,318,000       509,350
 *PT Indofood Sukses Makmur............................       930,280     1,021,272
 *PT Indorama Synthetics Tbk...........................       365,580        70,015
 PT Indosat Tbk........................................       600,500       839,960
 *PT Jakarta International Hotel and Development Tbk...       362,500        27,274
 *PT Jaya Real Property................................       305,000        39,638
 *PT Kalbe Farma Tbk...................................       750,000        87,209
 *PT Kawasan Industry Jababeka Tbk.....................       407,333        29,254
 *PT Lippo Land Development Tbk........................       174,000        13,092
 *PT Matahari Putra Prima Tbk..........................       314,000        35,438
 *PT Mayorah Indah.....................................       288,720        29,622
 *PT Modern Photo Tbk..................................       154,000        47,401
 *PT Mulia Industrindo.................................       850,680        61,095
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       765,821       227,861

THE EMERGING MARKETS SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *PT Pakuwon Jati Tbk..................................       312,000  $     16,006
 *PT Panasia Indosyntec Tbk............................       103,600         9,566
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500     2,288,659
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        23,030
 *PT Sari Husada Tbk...................................        13,440         5,883
 *PT Semen Cibinong Tbk................................       231,000        11,060
 PT Semen Gresik.......................................       294,002       438,389
 *PT Summarecon Agung..................................        87,838         4,506
 PT Tambang Timah (Persero) Tbk........................       327,000       212,483
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,661,820     1,992,912
 PT Tempo Scan Pacific.................................        19,500        13,004
 PT Tigaraksa Satria Tbk...............................        25,200        13,789
 *PT Unggul Indah Corp. Tbk............................       128,700        33,451
 *PT United Tractors...................................        15,000        13,492
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,687,119)...................................                  11,197,692
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $27,687,119)...................................                  11,197,692
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.35%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   11.875%, 11/15/03, valued at $5,389,106) to be
   repurchased at $5,281,785.
   (Cost $5,281,000)...................................  $      5,281  $  5,281,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $292,059,404)++....                $346,241,650
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $292,582,527.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
TURKEY -- (11.7%)
COMMON STOCKS -- (11.7%)
 Adana Cimento Sanayi Ticaret A.S......................    21,560,580  $    58,262
 *Akal Tekstil A.S.....................................       926,625       12,341
 *Aksa.................................................     3,545,000      107,768
 Aksigorta A.S.........................................     6,135,000      245,713
 Aksu Iplik Dokuma ve Boya Apre Fab A.S................     2,132,236       10,906
 *Aktas Elektrik Ticaret A.S...........................       370,000       65,703
 *Alarko Holding.......................................     6,698,837      219,808
 Alarko Sanayii ve Ticaret A.S.........................       841,499       73,903
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000       24,302
 *Anadolu Anonim Turk Sigorta Sirketi..................     5,016,000       45,020
 *Anadolu Gida Sanayi A.S..............................     3,900,000       45,166
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series
   C...................................................     1,600,000       56,361
 *Aygaz................................................       440,000       48,409
 *Bagfas Bandirma Gubre Fabrik.........................     2,300,000       75,469
 Bandirma Vitaminli Yem Sanayii Ticaret A.S............       865,000      113,532
 Bati Cimento A.S......................................     1,497,998       33,251
 *Bekoteknik Sanayi A.S................................     5,135,109       82,266
 Bolu Cimento Sanayi A.S...............................     4,696,122       32,178
 Borusan...............................................       385,000       22,293
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,020,000       36,561
 Bursa Cimento Fabrikasi A.S...........................     2,200,000       76,435
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     7,200,000      125,075
 *Carsi Buyuk Magazacilik..............................       589,000       40,927
 *Cimentas A.S.........................................     2,290,000       66,301
 *Deva Holding A.S.....................................     2,717,333       11,932
 *Doktas...............................................     2,200,000       27,177
 *Eczacibasi Ilac......................................     6,188,000       84,801
 *Eczacibasi Yapi Gere.................................       750,000       19,181
 *Ege Seramik Co., Inc.................................     1,582,680        4,888
 *Egeplast.............................................       386,000        5,886
 *Erciyas Biracilik....................................     2,000,000       69,486
 *Es Kisehir Bankasi Esbank............................     9,343,710       22,093
 *Finansbank...........................................    33,039,486      138,703
 Goltas Cimento........................................     1,330,000       19,253
 *Good Year Lastikleri A.S.............................     5,956,750       83,932
 *Gubre Fabrikalari Ticaret A.S........................       937,440       16,647
 *Gunes Sigorta A.S....................................     4,380,000       17,754
 Guney Biracilik.......................................     2,220,400       56,786
 *Hektas Ticaret A.S...................................     3,265,151        9,138
 *Ihlas Holding........................................     3,935,557      201,301
 Isiklar Amba..........................................       895,000       13,474
 *Izmir Demir Celik....................................     9,942,500       33,104
 Karsu Tekstil.........................................     1,136,000        7,017
 Kartonsan.............................................     1,698,750       70,496
 Kav Orman Sanayii A.S.................................     3,003,000       22,316
 Kent Gida Maddeleri Sanayii ve Ticaret A.S............     4,352,000       55,441
 Kepez Elektrik Ticaret A.S............................        91,000       64,989
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000       19,793
 Konya Cimento.........................................     1,110,000       17,354
                                                               SHARES        VALUE+
                                                               ------        ------

 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     5,150,000  $   106,859
 *Mardin Cimento.......................................     2,300,000       33,739
 Marshall Boya ve Vernik Sanayii A.S...................       951,000       38,547
 *Medya Holdings A.S. Series C.........................    15,849,000       75,713
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     1,058,000       16,745
 *Milliyet Gazetecilik A.S.............................    13,721,400       94,020
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     3,366,000       41,580
 *Mudurnu Tavukculuk A.S...............................       870,000       18,892
 Mutlu Aku.............................................     1,527,000        8,695
 *Nergis Holding A.S...................................       892,000        6,370
 *Nergis Holdings A.S. Issue 99........................       892,000            0
 *Net Holding A.S......................................     6,147,540       15,722
 *Net Turizm...........................................     3,366,000       18,516
 Netas Northern Electric Telekomunikasyon A.S..........     3,715,000      215,117
 Otobus Karoseri Sanayi A.S............................       780,000       35,756
 Peg Profilo A.S.......................................     1,647,200       87,433
 *Pinar Su Sanayi ve Ticaret A.S.......................     2,698,500       48,440
 *Raks Elektroniks A.S.................................     2,730,000        3,899
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     2,627,865       47,172
 T. Tuborg Bira ve Malt Sanayi A.S.....................     3,131,250       27,802
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................     1,068,000      142,238
 *Tat Konserve.........................................     3,476,666       40,263
 Tekstil Bankasi A.S...................................    10,588,206       43,940
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,354,000      151,580
 *Tofas Turk Otomobil Fabrikasi A.S....................    22,669,920      142,209
 *Trakya Cam Sanayii A.S...............................     5,500,733      102,988
 *Turk Demir Dokum.....................................     5,039,996       46,695
 *Turk Dis Ticaret Bankasi A.S.........................    15,842,572       66,509
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500       40,251
 *USAS (Ucak Servisi A.S.).............................        30,000       29,532
 *Uzel Makina Sanayi A.S...............................     1,340,000       86,645
 Vakif Finansal Kiralama A.S...........................     1,994,623        4,331
 *Yasarbank A.S........................................     6,205,102       12,336
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000       11,230
                                                                       -----------
TOTAL -- TURKEY
  (Cost $4,046,779)....................................                  4,672,656
                                                                       -----------
GREECE -- (11.5%)
COMMON STOCKS -- (11.2%)
 Aegek.................................................        10,400      218,558
 Alcatel Cables Hellas S.A.............................         1,850       91,528
 Alfa-Beta Vassilopoulos S.A...........................         2,950      101,307
 Alte Technological Company............................         6,200      156,220
 Aluminum of Attica S.A................................        24,600      471,758
 Atti-Kat S.A..........................................         5,940      131,290
 Delta Dairy S.A.......................................         8,150      380,248
 *Etba Leasing S.A.....................................         8,910      320,720
 Goody's S.A...........................................         4,480      135,870
 Hellas Can Packaging Manufacturers S.A................         3,340      177,012
 Hellenic Cables S.A...................................         3,950       99,225

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Klonatex S.A..........................................         7,250  $   300,501
 Lavipharm S.A.........................................         7,800      103,823
 Light Metals Industry.................................         6,700      184,315
 *Petzetakis S.A.......................................         3,900       78,853
 Selected Textile Industry Assoc. S.A..................        21,870      322,593
 Shelman...............................................         8,250      328,049
 Silver & Baryte Ores Mining Co. S.A...................         5,208      216,980
 *Spyroy Agricultural House S.A........................         5,424       91,139
 Strintzis Shipping Lines S.A..........................         6,600       88,760
 TEB S.A. (Volos Technical Co.)........................         4,050      109,181
 *Teletypos S.A. New Shares............................         2,160       58,627
 Themeliodomi..........................................         5,400       79,653
 Tiletipos S.A.........................................         8,640      235,567
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,352,940)....................................                  4,481,777
                                                                       -----------
RIGHTS/WARRANTS -- (0.3%)
 *Lavipharm S.A. Rights 12/27/99.......................         7,800       32,258
 *Petzetakis S.A. Rights 12/20/99......................         3,000       36,026
 *Spyrou Agricultural House S.A. Rights 12/30/99.......         4,520       10,482
 *Themeliodomi S.A. Rights 12/20/99....................         5,400       36,228
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                    114,994
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Greek Drachmas
   (Cost $3,538).......................................                      3,431
                                                                       -----------
TOTAL -- GREECE
  (Cost $1,356,478)....................................                  4,600,202
                                                                       -----------
ISRAEL -- (11.1%)
COMMON STOCKS -- (11.1%)
 Agis Industries (1983), Ltd...........................        27,000      185,151
 *American Israeli Paper Mills, Ltd....................           800       47,293
 *Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422      167,385
 Baran.................................................         9,500      186,901
 *Beit Shemesh Motor...................................         3,351       11,379
 *Dead Sea Periclase...................................        14,330       49,303
 Delek Automotive Systems, Ltd.........................         2,588        6,885
 Delta Galil Industries, Ltd...........................         3,000       51,856
 *Discount Mortgage Bank, Ltd..........................         1,320      103,628
 *Elbit Medical Imaging................................         4,500       35,647
 Elbit, Ltd............................................         4,500       61,504
 Elco Industries (1975)................................         6,000       59,163
 Electra Consumer......................................        20,300      219,850
 Electra Israel, Ltd...................................         3,000      191,536
 *Electric Wire & Cable Co. of Israel, Ltd.............        12,800       42,374
 Feuchtwanger Industries...............................           224       25,160
 *Formula Systems......................................         6,570      227,287
 *Israel General Bank, Ltd.............................         3,222       91,045
 *Israel Land Development Co., Ltd.....................        26,000      222,560
 Israel Petrochemical Enterprises, Ltd.................        32,500      190,590
 *Israel Salt Industries...............................        38,139      234,481
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............         6,178       41,928
 *Knafaim-Arkia Holdings, Ltd..........................         1,200       19,125
 Maman Cargo Terminals & Handling, Ltd.................        33,600       62,767
                                                               SHARES        VALUE+
                                                               ------        ------

 Matav Cable Israel....................................        14,000  $   347,270
 Mehadrin, Ltd.........................................         3,887      147,981
 *Middle East Tube Co..................................        19,000       17,387
 Miloumor..............................................        12,658      149,059
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440      306,797
 *Mul-t-lock, Ltd......................................        20,500       48,475
 *Naphta Israel Petroleum Corp.........................       105,630       16,011
 *Nice Systems, Ltd....................................         5,785      235,560
 *Ormat Industries.....................................        54,000      114,538
 Rapac Electronics, Ltd................................         6,000       35,895
 *Tambour..............................................        64,000      113,502
 Tefahot Israel Mortgage Bank, Ltd.....................           330      231,368
 Ytong Industries, Ltd.................................        52,500      115,206
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,981,651)....................................                  4,413,847
                                                                       -----------
TOTAL -- ISRAEL
  (Cost $2,981,651)....................................                  4,413,847
                                                                       -----------
BRAZIL -- (10.6%)
PREFERRED STOCKS -- (9.3%)
 *Acesita SA...........................................   136,000,000       56,637
 *Acos Villares SA.....................................       120,000        2,499
 Alpargatas-Santista Textil SA.........................       300,000       23,378
 Banco Mercantil do Brasil SA..........................       130,000       17,324
 Banco Noroeste SA.....................................        70,000       47,371
 Banco Real SA.........................................        66,000       51,535
 Bombril SA............................................     5,900,000       26,168
 *Brasiliero de Petroleo Ipiranga......................    16,800,000      165,288
 Brasmotor SA..........................................       700,000       70,153
 COFAP (Cia Fabricadora de Pecas)......................         6,000            0
 *Caemi Mineracao e Metalurgia SA......................       500,000       28,371
 *Cambuci SA...........................................         4,000           83
 Cia Siderurgica Belgo-Mineira.........................     2,650,000      132,430
 Cimento Portland Itau.................................     1,670,000      213,856
 *Companhia Energetica do Ceara Coelce.................    22,000,000       56,116
 *Companhia Siderurgica de Tubarao Sid Tubarao.........    17,400,000      247,186
 Confab Industrial SA..................................        27,000       17,007
 Coteminas Cia Tecidos Norte de Minas..................       733,426       57,269
 *Distribuidora de Produtos Petreleo Ipirangi SA.......     3,900,000       51,770
 Duratex SA............................................     3,000,000       93,701
 ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000       92,797
 *Forca Luz Cataguazes Leopoldina Series A.............    23,400,000       14,617
 Francisco Stedile SA..................................    20,200,000       11,041
 *Gerdau SA............................................    15,623,172      309,046
 Globex Utilidades SA..................................        18,000       98,386
 *Gradiente Eletronica SA..............................         2,600       15,294
 IKPC Industrias Klabin de Papel e Celulose SA.........       220,000      142,009

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
                                                               SHARES        VALUE+
                                                               ------        ------
 *Industria de Bebidas Antarctica Polar SA.............        23,000  $    34,721
 Industrias Villares SA................................        58,000          211
 *Inepar Energia SA....................................         1,016            0
 *Inepar SA Industria e Construcoes....................     9,900,001       22,779
 *Inepar-Fem Equipamentos e Montagem SA................         1,260           62
 Lojas Americanas SA...................................    10,690,369       16,138
 *Manah SA.............................................       900,000       12,415
 *Marcopolo SA.........................................        20,000       21,343
 *Marisol SA Industria do Vestuario....................        36,000       22,301
 *Metal Leve SA........................................     2,500,000       44,117
 Metalurgica Barbara...................................    25,300,000       27,657
 *Metalurgica Gerdau SA................................     2,862,847      109,238
 *Mineracao da Trinidade Samitri.......................     6,058,800      151,390
 Multibras Eletrodomesticos SA.........................       280,000      109,318
 Oxiteno SA Industria e Comercio.......................        12,160       46,209
 *Paranapanema SA......................................     6,200,000       11,780
 *Perdigao SA NPV......................................    55,000,000       97,345
 Pirelli Pneus SA......................................        33,000       82,457
 Plascar Participacoes Industricoes SA.................       171,000       22,254
 Randon Participacoes SA...............................    51,000,000       10,088
 Real Consorcio Part Pfd...............................        19,000       17,012
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000       42,165
 Renner Herrmann SA....................................        28,000        8,308
 Sadia Oeste SA Inclusttia e Comercio Soes.............       155,000      115,382
 *Sao Carlos Empreendimentos e Participacoes SA........    10,690,369       19,477
 *Serrana SA...........................................        55,000       23,764
 *Sharp SA Equipamentos Eletronicos....................    30,200,000        3,459
 *Tam Transportes Aereos Regionais SA..................     1,150,000       30,531
 *Tele Celular Sul Participacoes SA....................    35,100,000       71,077
 Teleleste Celular Participacoes SA....................    81,500,000       50,062
 Telemig Celular Participacoes SA......................    81,400,000      134,748
 Telenordeste Celular Participacoes SA.................   112,800,000      157,367
 Telenorte Celular Participacoes SA....................    81,400,000       48,730
 Usinas Siderurgicas de Minas Gerais...................           535        7,241
 *Varig SA Viacao Aerea Riograndense...................        16,000       19,573
 Weg SA................................................       165,000       88,469
                                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost $3,255,628)....................................                  3,720,520
                                                                       -----------
COMMON STOCKS -- (1.3%)
 *Acos Especiais Itabira-Acesita Aces..................    42,900,000       13,399
 Avipal SA Avicultura e Agropecua......................    15,900,000       19,037
 Copene-Petroquimica do Nordeste SA Series A...........       620,000      149,432
 *Embraco SA...........................................       230,000       92,191
 *Eternit SA...........................................       120,000       23,674
 *Mannesmann SA........................................       215,000       13,990
 *Metalurgica Gerdau...................................       161,519        4,666
 *Rhodia Ster SA.......................................       496,000       18,074
 Sao Paulo Alpargatas SA...............................       510,000       27,610
 *Tele Centro Oeste Celular Participacoes SA...........   121,208,993      167,206
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $589,770)......................................                    529,279
                                                                       -----------
                                                               SHARES        VALUE+
                                                               ------        ------

RIGHTS/WARRANTS -- (0.0%)
 *Acesita SA Rights Open Pay Date......................    21,645,511  $         0
 *Acesita SA Rights Open Pay Date......................    68,619,804            0
 *Coteminsa Cia Tecidos Norte de Minas Rights
   12/20/99............................................       180,131            0
 *Industrias Villares SA Rights 11/25/99...............       556,058            0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          0
                                                                       -----------
TOTAL -- BRAZIL
  (Cost $3,845,398)....................................                  4,249,799
                                                                       -----------
MEXICO -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000            0
 *Altos Hornos de Mexico S.A...........................        33,000        9,634
 *Biper S.A. de C.V. Series B..........................       131,000       17,213
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000       13,988
 *Cintra S.A. de C.V...................................       137,000       74,038
 *Consorcio Ara S.A....................................       145,000      193,600
 *Corporacion Geo S.A. de C.V. Series B................        45,000      152,591
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        84,000      278,606
 Embotelladoras Argos S.A. de C.V......................        98,000       88,270
 *Embotelladores del Valle Anahuac S.A. de C.V.
   Series B............................................        39,000       15,704
 *Empaques Ponderosa S.A. de C.V. Series B.............       206,000      120,059
 Empresas ICA Sociedad Controladora S.A. de C.V........       269,000      169,319
 Farmacias Benavides S.A. de C.V. Series B.............        54,000       66,377
 *Gruma S.A. de C.V. Series B..........................       138,000      144,771
 *Grupo Casa Autrey S.A. de C.V........................       104,000       88,164
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000      112,104
 Grupo Continental S.A.................................       130,000      192,583
 Grupo Corvi S.A. de C.V. Series L.....................       100,000       19,922
 *Grupo Elecktra S.A. de C.V...........................       451,000      301,081
 *Grupo Fernandez Editores S.A. de C.V. Series B.......       103,000        6,985
 *Grupo Financiero BBV Probursa S.A. de C.V. Series
   B...................................................     1,318,644      170,472
 *Grupo Financiero del Norte S.A. Series C.............       207,000      293,928
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000            0
 *Grupo Financiero Serfin S.A. de C.V. Series B........       723,000       37,541
 *Grupo Herdez S.A. de C.V. Series B...................       107,000       39,344
 *Grupo Industrial Maseca S.A. de C.V. Series B........       386,000      182,427
 *Grupo Posadas S.A. de C.V. Series L..................       199,000      108,388
 *Grupo Tribasa S.A. de C.V............................        64,000       17,497
 *Hylsamex S.A. de C.V. Series B.......................        42,000      122,391
 *Industrias S.A. de C.V. Series B.....................        33,000       86,373
 Jugos del Valle S.A. de C.V. Series B.................        20,000       11,656
 Nacional de Drogas S.A. de C.V. Series L..............       210,000      233,655

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Pepsi-Gemex SA de CV Pepsigx.........................       115,000  $   125,273
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        67,000      139,865
 Sigma Alimentos S.A. de C.V...........................        61,000      145,438
 *Sistema Argos S.A. de C.V. Series B..................        50,000       14,305
 *Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000       83,925
 Tubos de Acero de Mexico S.A..........................        10,000      126,311
 Vitro S.A.............................................       129,000      218,724
                                                                       -----------
TOTAL -- MEXICO
  (Cost $5,101,520)....................................                  4,222,522
                                                                       -----------
THAILAND -- (10.1%)
COMMON STOCKS -- (10.0%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......        90,000       91,742
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       284,000       68,460
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        9,698
 Banpu Public Co., Ltd. (Foreign)......................        66,800       54,817
 *Berli Jucker Public Co., Ltd. (Foreign)..............        69,000       80,510
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000       49,641
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................       110,933       11,379
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000       82,575
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800       17,327
 *Central Plaza Hotel Public Co., Ltd. (Foreign).......        39,500       16,207
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800       46,301
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        59,350      161,332
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200       33,789
 *Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        31,100       25,521
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200        2,934
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800       31,758
 Grammy Entertainment Public Co., Ltd. (Foreign).......        30,000       69,240
 *Hana Microelectronics Co., Ltd. (Foreign)............        54,000      222,951
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        46,500       13,415
 *International Cosmetics Public Co., Ltd. (Foreign)...        12,000       20,003
                                                               SHARES        VALUE+
                                                               ------        ------

 *Jalaprathan Cement Public Co., Ltd. (Foreign)........        85,200  $    64,454
 *Jasmine International Public Co., Ltd. (Foreign).....       200,000      112,835
 *K.R. Precision Public Co., Ltd.......................        21,866        9,533
 *KCE Electronics Public Co., Ltd. (Foreign)...........        17,000       33,568
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200        8,309
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100        2,633
 *Laguna Resorts & Hotels Public, Ltd. Foreign.........        32,200       13,625
 *Land and House Public Co., Ltd. (Foreign)............       210,140      210,167
 *Lanna Lignite Public Co., Ltd. (Foreign).............        11,500       10,101
 *Loxley Public Co., Ltd. (Foreign)....................        12,500       16,188
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100        1,167
 *Muramoto Electronic (Thailand) Public Co., Ltd.......         9,900       15,613
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........        53,850        4,557
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...        36,259       12,320
 *National Petrochemical Public Co., Ltd. (Foreign)....       447,300      453,092
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000       14,425
 *Pacific Assets Public Co., Ltd. (Foreign)............       141,000       24,949
 *Padaeng Industry Public Co., Ltd (Foreign)...........        66,000       16,079
 Patum Rice Mill & Granary Public Co., Ltd.............         5,500        3,173
 Pizza Public Co., Ltd. (Foreign)......................        21,000       39,313
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700        4,189
 *Quality Houses Public Co., Ltd. (Foreign)............       195,000       33,004
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................         9,000       10,848
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        35,000       40,838
 *Saha-Union Public Co. Ltd. (Foreign).................       159,500       52,151
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       362,100       69,643
 *Samart Corp. Public Co., Ltd. (Foreign)..............        32,600       21,527
 *Securities One Public Co., Ltd. (Foreign)............       383,146       54,040
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       415,625      295,771
 *Siam Food Products Public Co., Ltd. (Foreign)........         9,000       15,002
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        75,900      165,444
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................       121,051       46,564
 *Sri Trang Agro Industry Public Co., Ltd..............        20,331       11,601

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Srithai Superware Public Co., Ltd. (Foreign).........         6,000  $     2,846
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200        1,953
 *Supalai Public Co., Ltd. (Foreign)...................        17,300        4,259
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300          693
 *TPI Polene Public Co., Ltd. (Foreign)................       258,476      101,084
 *Tanayong Public Co., Ltd. (Foreign)..................       261,000       66,932
 *Thai Danu Bank Public Co., Ltd. (Foreign)............        82,400       36,451
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200        3,832
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        40,500      101,782
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        28,950       31,181
 *Thai Rung Union Carbide Public Co., Ltd. (Foreign)...        13,200       16,587
 *Thai Stanley Electric (Thailand) Public Co., Ltd.....        16,000       16,617
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000      118,284
 Thai Union Frozen Products Co., Ltd...................        36,852      128,526
 *Thai Vegetable Oil Public Co., Ltd. (Foreign)........         8,800       16,700
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        95,200       90,329
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728       38,186
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       135,100      102,204
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100        4,025
 *Vinythai Public Co., Ltd. (Foreign)..................       355,700       93,497
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,092,570)....................................                  3,972,291
                                                                       -----------
RIGHTS/WARRANTS -- (0.1%)
 *Banpu Public Co., Ltd. Rights 01/14/00...............        66,800       37,687
 *Krisda Mahanakor Public Co., Ltd. Rights 12/24/99....        31,892          810
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   1999-2002...........................................        27,000            0
 *Siam Industrial Credit Public Co., Ltd. Warrants
   11/23/03............................................         5,325        1,400
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     39,897
                                                                       -----------
TOTAL -- THAILAND
  (Cost $4,092,570)....................................                  4,012,188
                                                                       -----------
SOUTH KOREA -- (9.7%)
COMMON STOCKS -- (9.7%)
 *A-Nam Industrial Co., Ltd............................         3,783       51,887
 *Aluminium of Korea...................................         5,950       16,193
 *Bank of Pusan........................................         8,550       21,610
 *Bing Grae Co., Ltd...................................         1,210       10,855
 Bu Kwang Pharmaceutical Co., Ltd......................         5,940       28,080
 *Cheil Industrial, Inc................................         1,740       11,272
 Choong Wae Pharmaceutical.............................         1,637       16,945
 *Chosun Brewery Co., Ltd..............................         1,580       44,977
 Daeduck Electronics Co., Ltd..........................        20,534      294,039
                                                               SHARES        VALUE+
                                                               ------        ------

 Daeduck Industries Co., Ltd...........................         6,895  $    85,648
 *Daegu Bank Co., Ltd..................................         9,030       31,002
 Daehan City Gas Co., Ltd..............................         2,000       65,905
 Daehan Flour Mills Co., Ltd...........................           360       16,459
 Daesung Industrial Co., Ltd...........................         1,690       44,829
 *Daewoo Electronics Co., Ltd..........................        13,010       12,682
 *Daewoo Telecom Co., Ltd..............................        12,526       11,778
 Daishin Securities Co., Ltd...........................        10,593      190,066
 Dong Ah Tire Industrial Co., Ltd......................           730       23,300
 Dong Bu Insurance Co., Ltd............................        19,230       74,150
 *Dong-Ah Construction Industrial Co., Ltd.............         4,790       18,594
 *Dong-Ah Securities Co., Ltd..........................         4,840       35,071
 *Dongkuk Steel Mill Co., Ltd..........................         6,579       23,609
 *Fidelity Investments Life Insurance, Ltd.............         5,400       29,300
 Hae In Co., Ltd.......................................         5,964       14,817
 *Han Il Cement Manufacturing Co., Ltd.................         1,010       19,777
 Han Kuk Carbon Co., Ltd...............................         7,489       40,769
 *Han Wha Energy Co., Ltd..............................         5,600       23,598
 *Hanjin Investment & Securities Co., Ltd..............         2,940       19,683
 *Hanjin Shipping Co., Ltd.............................         4,964       33,486
 *Hanjin Transportation Co., Ltd.......................           830       29,463
 Hankook Tire Manufacturing Co., Ltd...................        15,000       53,828
 Hankuk Glass Industries, Inc..........................         5,120       95,400
 Hanmi Pharmaceutical Industrial Co, Ltd...............         2,068       30,148
 Hansol Paper Co., Ltd.................................         2,890       42,381
 *Hanwha Securities Co., Ltd...........................         2,260       23,979
 *Hotel Shilla, Ltd....................................        11,548       80,191
 *Hung Chang Co., Ltd..................................         5,540       37,276
 Hyundai Corp..........................................         6,595       30,152
 *Hyundai Fire & Marine Insurance Co., Ltd.............         1,430       31,456
 Hyundai Mipo Dockyard Co., Ltd........................         3,572       35,743
 *Hyundai Pipe Co., Ltd................................         7,650        8,678
 *ISU Chemical Co., Ltd................................         1,530       19,797
 *Il Shin Spinning.....................................           380       17,013
 Keum Kang Development Industry Co., Ltd...............         3,065       34,371
 *Keumkang Co., Ltd....................................           960       45,547
 *Kohap Co., Ltd.......................................         6,320       26,169
 *Kolon Industries, Inc................................         2,260       22,225
 *Kolon International Corp.............................         4,590       33,259
 *Korea Chemical Co., Ltd..............................           640       40,302
 Korea Circuit Co......................................         7,800       92,180
 Korea Electronics Co., Ltd............................         1,310       30,511
 Korea Fine Chemical Co., Ltd..........................         1,000       36,317
 Korea Green Cross Co., Ltd............................         1,755       59,366
 Korea Iron & Steel Works Co., Ltd.....................           362       43,249
 Korea Merchant Banking Co.............................         3,010       13,735
 Korea Zinc Co., Ltd...................................         2,580       55,639
 Korean Reinsurance Co., Ltd...........................         3,100       49,472
 *Kumho Tire Co., Ltd..................................         4,530       19,030
 *Kwangju Bank.........................................         7,740       16,892
 *Kyong Nam Bank.......................................         7,900       19,081
 *LG Construction, Ltd.................................         3,689       27,685
 LG International Corp.................................        13,952       83,044
 Lotte Confectionary Co., Ltd..........................           680       72,150
 Namhae Chemical Corporation...........................         3,120      105,772

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Namyang Dairy Products Co., Ltd.......................           340  $    59,245
 Nong Shim Co., Ltd....................................         2,640      106,579
 *Oriental Chemical Industries Co., Ltd................         1,790       24,551
 Orion Electric Co., Ltd...............................        12,155       47,184
 *Pacific Chemical Co., Ltd............................         1,360       30,913
 *Poong San Corp.......................................         3,070       21,716
 Saehan Industries, Inc................................         4,600       37,697
 Sam Yang Corp.........................................         1,780       18,886
 *Samsung Fine Chemicals...............................         4,960       67,388
 Samyang Genex Co., Ltd................................           220        6,604
 Seondo Electric Co., Ltd..............................         4,400       17,042
 Seoul City Gas Co., Ltd...............................         2,750       69,506
 *Seoul Securities Co., Ltd............................         3,280       32,397
 *Shin Han Securities Co., Ltd.........................         3,460       27,459
 Shin Young Securities Co., Ltd........................         2,620       51,078
 *Shinmoorim Paper Manufacturing Co., Ltd..............         2,070       12,428
 *Ssangyong Cement Industry Co., Ltd...................        13,530       45,051
 Suheung Capsule Co., Ltd..............................         1,900       22,126
 *Sungmi Telecom Electronics Co........................         3,570       55,432
 *Sunkyong Industries, Ltd.............................         1,490       16,838
 *Sunkyong, Ltd........................................         5,240       81,137
 *Tae Kwang Industrial Co., Ltd........................           130       44,969
 *Tae Young Corp.......................................           804       30,239
 *Tai Han Electric Wire Co.............................         2,553       31,272
 *The Oriental Fire & Marine Insurance Co., Ltd........         1,370       14,832
 *Tong Yang Merchant Bank..............................         4,650       15,223
 *Tong Yang Securities Co., Ltd........................         4,060       30,470
 *Young Poong Mining & Construction Corp...............         1,374       15,053
 Youngone Corporation..................................        11,400       22,913
 Yuhan Corp............................................         1,024       32,418
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $3,236,965)....................................                  3,860,528
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Kumho Industrial Co., Ltd. Rights 12/06/99...........         1,146            0
 *LG International Corp. Rights 12/08/99...............         4,406        4,561
 *Shinmoorim Paper Manufacturing Co., Ltd. Rights
   12/14/99............................................           708          892
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      5,453
                                                                       -----------
TOTAL -- SOUTH KOREA
  (Cost $3,236,965)....................................                  3,865,981
                                                                       -----------
MALAYSIA -- (8.9%)
COMMON STOCKS -- (8.9%)
 AMMB Holdings Berhad..................................        86,000      184,447
 Affin Holdings Berhad.................................       113,000       88,913
 Amalgamated Industrial Steel Berhad...................        10,000        4,211
 *Anson Perdana Berhad.................................        10,000        3,553
 Antah Holding Berhad..................................        23,000        6,416
 *Aokam Perdana Berhad.................................           733        3,559
 Arab Malaysian Development Berhad.....................        58,000       10,226
 *Asas Dunia Berhad....................................        16,000        8,168
 *Asia Pacific Land Berhad.............................        70,000       13,539
 Asiatic Development Berhad............................       118,000       38,505
 Austral Enterprises Berhad............................        31,000       31,490
                                                               SHARES        VALUE+
                                                               ------        ------

 Ayer Hitam Planting Syndicate Berhad..................         2,000  $     9,000
 *Bimb Holdings Berhad.................................       134,600       74,384
 Bolton Properties Berhad..............................        18,000       12,411
 CCM Bioscience........................................           833          864
 Cahya Mata Sarawak Berhad.............................        66,000       57,316
 Cement Industries of Malaysia Berhad..................        13,000        8,929
 Chemical Co. of Malaysia Berhad.......................        51,000       73,816
 Chin Teck Plantations Berhad..........................        10,000       16,118
 Cycle & Carriage Bintang Berhad.......................        15,000       30,000
 DMIB Berhad...........................................        30,000        8,368
 DNP Holdings Berhad...................................        34,000        9,574
 *Damansara Realty Berhad..............................        65,000        6,414
 Datuk Keramik Holdings Berhad.........................        24,000       13,263
 Diperdana Corp. Berhad................................         3,000        2,763
 Edaran Otomobil Nasional Berhad.......................        18,000       62,053
 Esso Malaysia Berhad..................................        43,000       32,816
 FCW Holdings Berhad...................................        16,000        5,768
 *Faber Group Berhad...................................        32,000        4,421
 Federal Flour Mills Berhad............................        20,000       20,105
 *Fraser & Neave Holdings Berhad.......................        27,000       25,437
 Gadek (Malaysia) Berhad...............................        11,000        8,453
 Gamuda Berhad.........................................        60,000      120,790
 *Golden Plus Holdings Berhad..........................        16,000        4,547
 *Gopeng Berhad........................................        17,000        6,621
 Guthrie Ropel Berhad..................................        11,000        9,089
 *HLG Capital Berhad...................................        12,000        6,316
 Hap Seng Consolidated Berhad..........................        67,000       38,084
 Hock Hua Bank Berhad (Foreign)........................        21,000       40,618
 Hong Leong Industries Berhad..........................        47,000       73,592
 Hong Leong Properties Berhad..........................       112,000       33,600
 Hume Industries (Malaysia) Berhad.....................        52,000       41,600
 IGB Corp. Berhad......................................        90,000       27,474
 IJM Corp. Berhad......................................        56,000       41,558
 *Idris Hydraulic (Malaysia) Berhad....................        89,000       15,575
 *Insas Berhad.........................................        56,000       13,189
 Island & Peninsular Berhad............................        57,000       45,000
 *Johan Holdings Berhad................................        30,000        6,592
 KFC Holdings (Malaysia) Berhad........................        29,000       35,868
 *Kamunting Corp. Berhad...............................        40,000       11,579
 Keck Seng (Malaysia) Berhad...........................        23,000       10,653
 Kelang Container Terminal Berhad......................        12,000       11,242
 Kian Joo Can Factory Berhad...........................        29,000       44,645
 *Kretam Holdings Berhad...............................        30,000       12,474
 Kuala Sidim Berhad....................................        31,000       39,158
 Kulim Malaysia Berhad.................................        53,000       34,171
 Ladang Perbadanan-Fima Berhad.........................        11,000        8,626
 Landmarks Berhad......................................        78,000       23,811
 *Larut Consolidated Berhad............................        18,000        5,211
 *Leader Universal Holdings Berhad.....................        69,000       21,063
 Lingkaran Trans Kota Holdings Berhad..................        87,000      100,737
 Lion Corp. Berhad.....................................        15,600       10,468
 *MBF Holdings Berhad..................................       106,000        5,718
 *MBF Land Berhad......................................        65,000       11,033
 MUI Properties Berhad.................................        75,200       13,853
 Maa Holdings Berhad...................................        20,800       36,126
 Malayan Cement Berhad.................................        65,750       17,649
 Malayawata Steel Berhad...............................        21,000        7,129
 Malaysia Building Society Berhad......................        35,000       14,276

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Malaysia Industrial Development Finance Berhad.......       133,000  $    46,550
 Malaysia Mining Corp. Berhad..........................       181,000       82,403
 Malaysian Airlines System.............................       167,000      143,268
 *Malaysian Helicopter Services Berhad.................       110,000       35,605
 Malaysian Mosaics Berhad..............................        27,000       11,013
 Malaysian Pacific Industries..........................        45,000      238,026
 *Malaysian Plantations Berhad.........................        28,000       17,095
 Malaysian Tobacco Co. Berhad..........................        20,000       20,000
 Malex Industries Berhad...............................        58,000       37,700
 *Mancon Berhad........................................        12,000        2,747
 Maruichi Malaysia Steel Tube Berhad...................         8,000        8,884
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520       12,227
 *Mulpha International Berhad..........................       133,750       28,510
 Nam Fatt Berhad.......................................         9,000        4,074
 Negara Properties (Malaysia) Berhad...................         5,000        5,197
 Nylex (Malaysia) Berhad...............................        12,000        6,347
 OSK Holdings..........................................        28,000       28,590
 *Olympia Industries Berhad............................       104,000       18,337
 Pan Pacific Asia Berhad...............................        12,000        5,621
 *Panglobal Berhad.....................................        14,000        3,500
 *Parit Perak Holdings Berhad..........................        13,000        2,686
 Peladang Kimia Berhad.................................        14,000        7,737
 Pelangi Berhad........................................       106,000       33,474
 Pernas International Holdings Berhad..................        71,000       23,729
 Petaling Garden Berhad................................        47,000       20,779
 *Phileo Allied Berhad.................................        54,000       35,526
 *Phileo Land Berhad...................................        12,000       10,042
 Pilecon Engineering Berhad............................        21,000        6,908
 Prime Utilities Berhad................................         3,000        3,553
 *Promet Berhad........................................        52,000        3,968
 *Rashid Hussain Berhad................................        47,000       34,755
 *Rekapacific Berhad...................................        55,000        6,658
 SP Settia Berhad......................................         7,000       11,882
 Samanda Holdings Berhad...............................        23,000       65,368
 Selangor Properties Berhad............................        89,000       44,032
 Sime UEP Properties Berhad............................        84,000      108,316
 Southern Bank Berhad (Foreign)........................       151,000      132,721
 *Southern Steel Berhad................................        45,000       17,526
 *Sriwani Holdings Berhad..............................        12,000        3,442
 *Sungei Way Holdings Berhad...........................        63,000       38,132
 Ta Enterprise Berhad..................................       107,000       43,363
 Talam Corp. Berhad....................................        14,000        4,421
 Tan & Tan Developments Berhad.........................        77,000       28,368
 Tasek Cement Berhad...................................        37,000       22,395
 *Tongkah Holdings Berhad..............................        14,000        6,263
 Tradewinds (Malaysia) Berhad..........................        49,000       29,787
 UMW Holdings Berhad...................................        54,800       95,900
 United Malacca Rubber Estates Berhad..................         9,000       11,747
 United Malayan Land Berhad............................        13,000       13,547
 United Plantations Berhad.............................        33,000       34,216
 *Westmont Industries Berhad...........................        23,000        5,387
 *Westmont Land (Asia) Berhad..........................        20,000        3,895
 *Wing Tiek Holdings Berhad............................         8,000        1,874
 *Worldwide Holdings Berhad............................        16,000        6,737
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,182,495)....................................                  3,549,863
                                                                       -----------
                                                               SHARES        VALUE+
                                                               ------        ------

RIGHTS/WARRANTS -- (0.0%)
 *IGB Corp. Berhad Rights 11/19/99
   (Cost $0)...........................................        22,500  $     1,066
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $4,182,495)....................................                  3,550,929
                                                                       -----------
PHILIPPINES -- (7.9%)
COMMON STOCKS -- (7.9%)
 *Alaska Milk Corp.....................................     1,404,000       85,610
 *Alsons Cement Corp...................................       281,000       19,876
 Alsons Consolidated Resources, Inc....................     2,058,000       26,352
 *Anglo Philippine Holdings Corp.......................       546,000       14,116
 *Bacnotan Cement Corp.................................       214,700       27,230
 Bacnotan Consolidated Industries, Inc.................       122,234       46,583
 *Bankard, Inc.........................................       412,000       24,117
 *Belle Corp...........................................     5,167,000      252,048
 *C & P Homes, Inc.....................................     4,177,000       49,920
 *Cebu Holdings, Inc...................................     1,925,000       39,908
 *Cosmos Bottling Corp.................................     2,126,000      100,596
 *DMCI Holdings, Inc...................................     4,372,000      132,226
 *Davao Union Cement Corp..............................     1,064,000       18,685
 *Digital Telecommunications (Philippines), Inc........     5,473,000      173,534
 *EEI Corporation......................................     1,108,000       18,917
 *East Asia Power Resources Corp.......................     1,185,250       31,221
 *Fil-Estate Land, Inc.................................     2,630,000       62,222
 *Global Equities, Inc.................................       886,462        8,865
 *Guoco Holdings (Philippines), Inc....................     2,870,000       56,700
 *House of Investments, Inc............................       732,000       19,639
 *Ionics Circuits, Inc.................................       523,825      178,867
 *Kuok Philippine Properties, Inc......................     2,830,500       24,163
 Lepanto Consolidated Mining Co. Series B..............     1,540,000       13,334
 MUI Resources (Philippines), Inc......................     1,121,000       54,683
 *Mabuhay Holdings Corp................................       516,000       11,075
 Macroasia Corp........................................     1,220,000      184,488
 *Manila Jockey Club, Inc..............................        18,800        5,044
 *Megaworld Properties & Holdings, Inc.................     4,440,000      151,610
 *Mondragon International Philippines, Inc.............       626,880       18,348
 *Music Corporation....................................       395,000       59,732
 *Negros Navigation Co., Inc...........................       311,000        2,351
 *PDCP Development Bank................................        77,000       10,329
 *Philippine Bank of Communications....................        14,726       57,467
 *Philippine National Construction Corp................       173,000       56,963
 *Philippine Realty & Holdings Corp....................     4,499,000       30,725
 *Philippine Savings Bank..............................       317,212      232,106
 *Picop Resources, Inc.................................     1,125,000       11,799
 *Pilipino Telephone Corp..............................     1,692,000       49,522
 *Pryce Properties Corp................................     1,352,900       46,196
 RFM Corp..............................................       842,000       82,146
 *Republic Glass Holding Corp..........................       507,500        8,231
 *Robinson's Land Corp. Series B.......................     3,402,000      228,183
 SM Development Corp...................................     3,525,000       79,957
 *Solid Group, Inc.....................................     1,846,000       54,029
 Solidbank Corp........................................         3,040       25,210
 *Soriano (A.) Corp....................................     3,430,211       57,728
 *Southeast Asia Cement Holdings, Inc..................    10,095,440      108,341
 *Steniel Manufacturing Corp...........................       250,000        3,719
 *United Paragon Mining Corp...........................       645,000        3,618

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Universal Rightfield Property Holdings, Inc..........     1,062,000  $     7,253
 *Uniwide Holdings, Inc................................     3,110,000       24,273
 *Urban Bank, Inc......................................         5,658       19,320
 *Vantage Equities Inc.................................       516,000       13,089
 *Victorias Milling Co., Inc...........................       139,680        1,019
 *Vitarich Corp........................................       176,000        3,219
 *William, Gothong & Aboitiz, Inc......................     1,390,000       38,988
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $5,084,853)....................................                  3,165,490
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $10,834)......................................        60,909        7,799
                                                                       -----------
TOTAL -- PHILIPPINES
  (Cost $5,095,687)....................................                  3,173,289
                                                                       -----------
ARGENTINA -- (4.8%)
COMMON STOCKS -- (4.8%)
 *Acindar Industria Argentina de Aceros SA Series B....        50,000       82,011
 *Alpargatas SA Industrial y Comercial.................       140,000        8,121
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        37,747       25,483
 *Banco del Sud Sociedad Anonima Series B..............        29,000       73,670
 Bco del Suqu..........................................        63,000      146,179
 *CIADEA SA............................................        68,000       81,611
 *Capex SA Series A....................................        22,486      116,942
 *Celulosa Argentina SA Series B.......................        12,750        2,856
 Central Puerto SA Series B............................        43,000       74,400
 Cinba SA Cia de Bebidao y Alimentos SA................        15,000        9,901
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        84,401       80,191
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................        23,052       36,888
 *Ferrum SA de Ceramica y Metalurgica Series B.........        21,000       21,003
 *Fiplasto SA Comercial y Industrial Series B..........         6,000        2,160
 *Garovaglio y Zorraquin SA............................        14,160        9,418
 Importadora y Exportadora de la Patagonia Series B....        11,500      106,964
 *Indupa SA Industrial y Comercial.....................       196,000      171,326
 Introductora de Buenos Aires SA Series A..............        18,104       17,183
 *Juan Minetti SA......................................        34,135       90,469
 Ledesma SA............................................        75,000       48,681
 Massalin Particulares SA Series B.....................        41,000      328,043
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000       48,846
 *Polledo SA Industrial y Constructora y Financiera....        88,891       84,457
 *Quimica Estrella SA Series B.........................        27,200       21,219
 *Sociedad Comercial del Plata.........................       650,000      204,777
 *Sol Petroleo SA......................................        50,662       30,401
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,225,007)....................................                  1,923,200
                                                                       -----------
                                                               SHARES        VALUE+
                                                               ------        ------

PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible Series
   B
   (Cost $3,163).......................................         3,260  $     3,032
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $1,395).......................................                      1,395
                                                                       -----------
TOTAL -- ARGENTINA
  (Cost $2,229,565)....................................                  1,927,627
                                                                       -----------
INDONESIA -- (1.5%)
COMMON STOCKS -- (1.5%)
 *Medco Energi Corporation Tbk.........................        48,000       22,654
 *PT Apac Centretex Corporation Tbk....................       122,000        9,596
 *PT Argha Karya Prima Industry Tbk....................        90,666       11,163
 PT Asahimas Flat Glass Co., Ltd.......................        65,000        9,781
 *PT Asuransi Lippo Life Insurance Tbk.................       448,500       15,339
 *PT Asuransi Lippo Life Tbk Issue 99..................       672,750       23,008
 *PT Bakrie Sumatra Plantations Tbk....................        58,800        7,239
 *PT Bank International Indonesia......................        93,994        1,929
 *PT Batu Buana........................................        77,715        5,847
 *PT Bdni Capital Corp. Tbk............................       364,000       13,694
 *PT Berlian Laju Tanker Tbk...........................        36,400        4,979
 *PT Branta Mulia Tbk..................................        66,000       13,092
 *PT Ciputra Development Tbk...........................        75,000        5,643
 *PT Citra Marga Nusaphala Persada.....................       150,000       12,825
 *PT Davomas Adabi.....................................        40,000        3,283
 *PT Dharmal Sakti Sejahtera Tbk.......................       258,666        5,308
 *PT Dharmala Intiland.................................       277,400        8,538
 *PT Duta Anggada Realty Tbk...........................       132,000        5,417
 *PT Duta Pertiwi......................................       132,000       13,092
 *PT Ever Shine Textile................................        75,000        8,721
 *PT Gajah Tunggal Tbk.................................       236,000       25,020
 *PT Great River International.........................        93,000        9,224
 *PT GT Petrochem Industries Tbk.......................       246,000       21,033
 *PT Hero Supermarket Tbk..............................        33,000        8,803
 PT Indal Aluminium Industry...........................        47,000        3,375
 *PT Jakarta International Hotel and Development Tbk...        57,000        4,289
 *PT Kalbe Farma Tbk...................................       320,000       37,209
 *PT Karwell Indonesia.................................       138,000       14,631
 *PT Kawasan Industry Jababeka Tbk.....................        47,000        3,375
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000        5,814
 *PT Lippo Securities Tbk..............................       659,600       18,046
 *PT Matahari Putra Prima Tbk..........................        66,000        7,449
 *PT Mayorah Indah.....................................       114,000       11,696
 *PT Modern Photo Tbk..................................        40,000       12,312
 *PT Mutlipolar Corporation Tbk........................       455,000       18,673
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................        90,000       26,778
 *PT Pakuwon Jati Tbk..................................        63,000        3,232
 *PT Panasia Indosyntec Tbk............................        79,000        7,295
 PT Plaza Indonesia Realty Tbk.........................        20,000        4,514
 *PT Prasidha Aneka Niaga Tbk..........................        84,000        4,596
 *PT Pudjiadi Prestige, Ltd. Tbk.......................        45,500        2,490
 *PT Putra Sejahtera Pioneerindo.......................        29,000          992
 *PT Sinar Mas Agro Resources and Technology
   Corporation Tbk.....................................        74,400       37,658
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500        4,853

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CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *PT Suryamas Dutamakmur...............................       125,000  $     5,130
 PT Tempo Scan Pacific.................................        22,000       14,672
 *PT Texmaco Jaya Tbk..................................        93,000       40,075
 *PT Ultrajaya Milk Industry & Trading Co..............        52,000        5,869
 *PT Unggul Indah Corp. Tbk............................        44,460       11,556
 *PT United Tractors...................................        20,000       17,989
 *PT Wicaksana Overseas International..................        28,560        8,791
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,609,607)....................................                    598,587
                                                                       -----------
TOTAL -- INDONESIA
  (Cost $2,609,607)....................................                    598,587
                                                                       -----------
HONG KONG -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Shangri-La Asia, Ltd.
   (Cost $60,460)......................................        38,022       44,551
                                                                       -----------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.35%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   11.875%, 11/15/03, valued at $589,125) to be
   repurchased at $586,087.
   (Cost $586,000).....................................  $        586  $   586,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $39,425,175)++.....                $39,918,178
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $39,673,366.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (38.1%)
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................    $ 6,464     $  6,375,120
    6.340%, 08/16/01...................................     18,750       18,656,250
Associates Corp. of North America Corporate Bonds
    5.600%, 01/15/01...................................     10,000        9,900,000
    5.850%, 01/15/01...................................     10,000        9,925,000
    6.625%, 05/15/01...................................      6,000        6,000,000
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................     27,000       26,763,750
Citicorp Corporate Bonds
    5.625%, 02/15/01...................................      7,600        7,524,000
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................     15,000       14,775,000
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................     13,000       12,902,500
Ford Motor Credit Corp. Medium Term Notes
    5.750%, 01/25/01...................................      2,950        2,920,500
    6.600%, 03/15/01...................................     20,000       19,975,000
General Electric Capital Corp. Medium Term Notes
    5.945%, 07/23/01...................................     24,000       23,760,000
IBM Corp. Medium Term Notes
    5.950%, 06/04/01...................................     27,000       26,763,750
Interamerican Development Bank Corporate Bonds
    5.125%, 02/22/01...................................     14,468       14,232,895
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................     26,000       25,610,000
Paccar Financial Corp. Medium Term Notes
    5.870%, 12/15/00...................................      7,000        6,991,250
    6.070%, 06/15/01...................................      2,000        1,977,500
    5.970%, 07/12/01...................................     17,000       16,787,500
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................      5,400        5,521,500
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................     28,000       27,580,000
Wal-Mart Stores, Inc. Medium Term Notes
    6.150%, 08/10/01...................................     26,000       25,902,500
                                                                       ------------
TOTAL BONDS
  (Cost $313,734,821)..................................                 310,844,015
                                                                       ------------


                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
COMMERCIAL PAPER -- (36.0%)
BellSouth Capital Funding Corp. C.P.
    5.860%, 01/26/00...................................      2,000        1,981,769
British Telecommunications, Inc. C.P.
    5.930%, 01/20/00...................................      8,700        8,629,192
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    5.940%, 01/24/00...................................    $ 7,000     $  6,938,470
    5.940%, 01/25/00...................................     10,000        9,910,472
Ciesco L.P. C.P.
    5.970%, 01/26/00...................................      6,700        6,638,925
    5.900%, 01/27/00...................................     11,000       10,897,938
Coca-Cola Co. C.P.
    5.780%, 01/24/00...................................      8,500        8,425,285
    5.870%, 01/27/00...................................      2,600        2,575,876
Corporate Asset Funding Corp. C.P.
    6.020%, 01/18/00...................................      1,750        1,736,327
Delaware Funding Corp. C.P.
    5.900%, 01/18/00...................................      9,000        8,929,560
    6.000%, 01/31/00...................................      8,000        7,920,960
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    5.740%, 01/18/00...................................      3,000        2,976,560
Electricite de France C.P.
    5.700%, 01/18/00...................................      6,000        5,952,560
    5.950%, 01/24/00...................................      8,000        7,928,840
Enterprise Funding Corp. C.P.
    5.400%, 12/01/99...................................      9,495        9,495,000
    5.400%, 12/10/99...................................      2,489        2,485,547
    5.920%, 01/26/00...................................      5,000        4,954,188
Gannett Co. C.P.
    5.950%, 01/14/00...................................     10,750       10,673,005
    5.850%, 01/25/00...................................     15,000       14,865,708
Govco, Inc. C.P.
    5.920%, 01/19/00...................................     10,100       10,018,479
KFW International Finance, Inc. C.P.
    5.320%, 12/09/99...................................     22,000       21,972,669
Kittyhawk Funding Corp. C.P.
    5.900%, 01/28/00...................................      8,000        7,924,470
Metlife Funding Corp. C.P.
    5.830%, 01/31/00...................................     12,000       11,881,456
Oesterreich Kontrollbank C.P.
    5.880%, 01/18/00...................................      7,400        7,342,181
    5.900%, 01/18/00...................................      5,000        4,960,933
Procter and Gamble Co. C.P.
    5.750%, 01/19/00...................................      8,000        7,936,190
Sheffield Receivables Corp. C.P.
    5.950%, 01/21/00...................................      9,500        9,421,134
    5.950%, 01/27/00...................................      6,800        6,736,907
    5.850%, 02/02/00...................................      8,000        7,918,380
Shell Financial U.K. C.P.
    5.320%, 12/13/99...................................      5,754        5,743,413
    5.930%, 01/13/00...................................      4,000        3,972,002
Sigma Finance Corp. C.P.
    6.040%, 01/13/00...................................     25,000       24,825,012
St. Michael Finance, Ltd. C.P.
    5.950%, 01/18/00...................................     17,000       16,866,946
Windmill Funding Corp. C.P.
    6.010%, 01/20/00...................................     12,000       11,902,333
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $293,322,462)..................................                 293,338,687
                                                                       ------------

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (17.1%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................    $28,000     $ 27,617,254
Federal Home Loan Bank
    5.375%, 03/02/01...................................      1,500        1,485,679
    5.625%, 03/19/01...................................     11,100       11,023,026
    5.125%, 04/17/01...................................     23,000       22,676,583
Federal National Mortgage Association
    5.310%, 05/18/01...................................     27,000       26,646,899
    5.440%, 05/21/01...................................     28,000       27,682,234
    5.820%, 07/19/01...................................     22,000       21,847,151
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $140,323,900)..................................                 138,978,826
                                                                       ------------


                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
VARIABLE RATE
  OBLIGATIONS -- (5.0%)
Chase Manhattan Corp.
    ***6.352%, 02/24/00................................     26,000       26,000,000
Key Bank N.A.
    ***6.435%, 02/02/00................................     15,000       15,013,500
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $41,000,000)...................................                  41,013,500
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
CERTIFICATES OF
  DEPOSIT -- (3.6%)
Bayerische Landesbank
 6.060%, 06/18/01......................................    $29,000     $ 29,000,000
                                                                       ------------


                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets Inc.
      5.30%, 12/01/99 (Collateralized by U.S. Treasury
      Notes 6.125%, 07/31/00, valued at $1,768,925) to
      be repurchased at $1,734,255.
      (Cost $1,734,000)................................      1,734        1,734,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $819,115,183)++................................                $814,909,028
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.
 ***  Rates shown are the rates as of November 30, 1999, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (53.0%)
BONDS -- (33.4%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................       9,000    $  8,889,300
African Development Bank
    8.625%, 05/01/01...................................         800         821,000
American International Group
    6.375%, 10/12/01...................................      15,000      14,950,500
Bank Nederlandse Gemeenten NV
    6.125%, 03/27/01...................................       7,000       6,950,300
Bank of America
    6.050%, 07/19/01...................................      12,000      11,895,000
Belgium (Kingdom of)
    5.375%, 02/28/01...................................       5,000       4,941,350
Export-Import Bank of Japan
    8.375%, 02/26/01...................................      10,000      10,205,000
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................      10,000       9,850,000
General Electric Capital Corp.
    3.000%, 02/08/01...................................      11,400      11,338,475
Japanese Development Bank Eurobond
    8.375%, 02/15/01...................................       4,000       4,076,800
Landesbank Baden-Wuerttemberg
    6.250%, 02/07/01...................................       4,500       4,485,240
Landesbank Rheinland-Pfalz Girozentrale Mainz
    5.500%, 02/28/01...................................       5,000       4,923,000
Natexis Banque Eurobond
    6.000%, 11/06/00...................................       9,000       8,959,500
Nederlandse Waterschapsbank NV Eurobond
    5.500%, 02/20/01...................................      12,700      12,558,649
Oesterreichische Kontrollbank AG
    8.500%, 03/06/01...................................       8,000       8,182,400
Rabobank Nederland
    6.000%, 03/12/01...................................       4,500       4,472,055
Statoil Den Norske Stats Oljeselskap AS
    6.250%, 10/10/00...................................      12,000      11,994,000
Toyota Motor Credit Corp.
    6.125%, 10/11/00...................................       5,679       5,661,395
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      13,000      12,805,000
Wal-Mart Stores, Inc. Eurobond
    6.125%, 11/21/00...................................       5,000       4,991,000
    6.150%, 08/10/01 Medium Term Notes.................       9,000       8,966,250
                                                                       ------------
TOTAL BONDS
  (Cost $174,311,276)..................................                 171,916,214
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
COMMERCIAL PAPER -- (9.2%)
Ciesco L.P. C.P.
    5.930%, 01/20/00...................................      12,000    $ 11,902,333
Corporate Asset Funding Co. C.P.
    5.920%, 01/28/00...................................      12,000      11,886,120
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    5.740%, 01/18/00...................................       9,000       8,929,679
France Telecom C.P.
    5.850%, 01/14/00...................................       5,000       4,964,189
Windmill Funding Corp. C.P.
    6.040%, 01/06/00...................................      10,000       9,941,400
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $47,621,683)...................................                  47,623,721
                                                                       ------------
AGENCY OBLIGATIONS -- (8.1%)
Federal Home Loan Bank
    5.125%, 04/17/01...................................      12,000      11,831,261
Federal Home Loan Mortgage Corporation
    5.750%, 06/15/01...................................      12,000      11,912,869
Federal National Mortgage Association
    5.000%, 02/16/01...................................      10,000       5,198,584
    5.440%, 05/21/01...................................      13,000      12,852,466
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $42,277,583)...................................                  41,795,180
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (2.3%)
Bayerische Landesbank
    6.060%, 06/18/01
      (Cost $12,000,000)...............................      12,000      12,000,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $276,210,542)..................................                 273,335,115
                                                                       ------------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
GERMANY -- (16.7%)
BONDS -- (16.7%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................       8,000       8,072,013
Bayerische Hypotheken Vereinsbank AG
    5.250%, 05/17/01...................................      10,000      10,227,959
DSL Finance NV
    5.375%, 04/20/01...................................      12,000       6,268,571
Deutsche Genossen Hypobank International SA
    4.000%, 04/17/01...................................       7,000       7,044,686
    3.500%, 10/26/01...................................      11,700      11,625,075
Federal National Mortgage Association
    6.000%, 08/23/00...................................      18,680       9,753,268
Government of Germany
    8.375%, 05/21/01...................................      10,000      10,690,120
International Finance Corp.
    5.750%, 07/11/00...................................      21,000      10,924,594
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................      11,750      11,654,643
                                                                       ------------
TOTAL -- GERMANY
  (Cost $92,341,881)...................................                  86,260,929
                                                                       ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
FRANCE -- (10.0%)
BONDS -- (10.0%)
Charbonnages de France
    10.000%, 05/09/00..................................      47,095    $  7,416,988
    9.200%, 05/06/01...................................       5,300       5,715,393
Credit Locale de France SA Eurobond
    6.000%, 09/24/01...................................       7,700       7,963,913
France (Government of) BTAN
    5.500%, 10/12/01...................................       7,000       7,231,463
France Telecom SA
    8.600%, 02/17/00...................................      49,335       7,651,629
French Government Note
    3.000%, 07/12/01...................................       7,000       6,945,306
Societe Nationale de Chemins Fer Francais
    9.375%, 03/12/01...................................       8,000       8,574,651
                                                                       ------------
TOTAL -- FRANCE
  (Cost $54,905,084)...................................                  51,499,343
                                                                       ------------
AUSTRALIA -- (5.1%)
BONDS -- (3.2%)
ABN-AMRO Australia, Ltd.
    7.500%, 03/08/00...................................       5,000       3,192,402
Queensland Treasury Corp.
    8.000%, 08/14/01...................................      20,500      13,435,488
                                                                       ------------
TOTAL BONDS
  (Cost $17,358,624)...................................                  16,627,890
                                                                       ------------
AGENCY OBLIGATIONS -- (1.9%)
Federal National Mortgage Association
    5.750%, 09/05/00
      (Cost $9,423,800)................................      15,000       9,544,787
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $1,596).......................................                       1,590
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $26,784,020)...................................                  26,174,267
                                                                       ------------
CANADA -- (5.0%)
BONDS -- (5.0%)
Canada (Government of)
    9.750%, 06/01/01...................................       2,650       1,898,049
    7.000%, 09/01/01...................................      17,000      11,741,090
Canada Mortgage and Housing Corp.
    7.250%, 09/01/01...................................      17,650      12,164,134
                                                                       ------------
TOTAL BONDS
  (Cost $25,794,959)...................................                  25,803,273
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $2,274).......................................                       2,266
                                                                       ------------
TOTAL -- CANADA
  (Cost $25,797,233)...................................                  25,805,539
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
SWEDEN -- (3.9%)
BONDS -- (3.9%)
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................      39,000    $  4,728,974
Swedish Government Bond
    13.000%, 06/15/01..................................     115,000      15,184,907
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $19,934,302)...................................                  19,913,881
                                                                       ------------
DENMARK -- (3.0%)
BONDS -- (3.0%)
Denmark Kingdom
    8.000%, 11/15/01
      (Cost $16,001,751)...............................     107,000      15,418,898
                                                                       ------------
EMU -- (1.1%)
BONDS -- (1.1%)
European Community
    7.250%, 08/17/01
      (Cost $5,853,525)................................       5,210       5,496,636
                                                                       ------------
TOTAL -- EMU
  (Cost $5,853,525)....................................                   5,496,636
                                                                       ------------
NETHERLANDS -- (1.0%)
BONDS -- (1.0%)
ABN-AMRO Bank NV
    6.625%, 04/05/00...................................       8,000       3,689,968
    6.375%, 04/21/00...................................       3,000       1,384,424
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,375,869)....................................                   5,074,392
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $6,277,144) to be
   repurchased at $6,180,910.
   (Cost $6,180,000)...................................       6,180       6,180,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $529,384,207)++................................                $515,159,000
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                                                     THE U.S.   THE ENHANCED   THE U.S.          THE
                                                      LARGE      U.S. LARGE    LARGE CAP   TAX-MANAGED U.S.
                                                     COMPANY      COMPANY        VALUE        MARKETWIDE
                                                      SERIES       SERIES       SERIES       VALUE SERIES
                                                     --------   ------------   ---------   ----------------
                                                         (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................  $2,778,377   $  101,503   $ 1,779,420     $  130,819
Collateral for Securities Loaned..................      41,857           --         4,183            622
Receivables
    Dividends and Interest........................       3,602           --         4,718            258
    Investment Securities Sold....................          --        1,565        21,678             82
    Fund Shares Sold..............................         370           29            --            311
Unrealized Gain on Forward Currency Contracts.....          --          763            --             --
Prepaid Expenses and Other Assets.................          --            6           155             28
                                                    ----------   ----------   -----------     ----------
        Total Assets..............................   2,824,206      103,866     1,810,154        132,120
                                                    ----------   ----------   -----------     ----------
LIABILITIES:
Payable for Collateral on Securities Loaned.......      41,857           --         4,183            622
Payable for Investment Securities Purchased.......       7,089           --        17,528          5,461
Payable for Fund Shares Redeemed..................          --           --            19             --
Unrealized Loss on Swap Contract..................          --          499            --             --
Payable for Futures Margin Variation..............          --        1,167            --             --
Accrued Expenses and Other Liabilities............         198           29           342             33
                                                    ----------   ----------   -----------     ----------
        Total Liabilities.........................      49,144        1,695        22,072          6,116
                                                    ----------   ----------   -----------     ----------
NET ASSETS........................................  $2,775,062   $  102,171   $ 1,788,082     $  126,004
                                                    ==========   ==========   ===========     ==========
SHARES OUTSTANDING $.01 PAR VALUE.................         N/A    7,843,258   100,488,493            N/A
                                                    ==========   ==========   ===========     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................         N/A   $    13.03   $     17.79            N/A
                                                    ==========   ==========   ===========     ==========
Investments at Cost...............................  $1,866,864   $  103,183   $ 1,710,259     $  132,298
                                                    ==========   ==========   ===========     ==========

                                                            THE U.S.           THE U.S.            THE U.S.           THE U.S.
                                                              4-10               6-10             6-10 SMALL         9-10 SMALL
                                                             VALUE               VALUE             COMPANY             COMPANY
                                                             SERIES             SERIES              SERIES             SERIES
                                                            --------           --------           ----------         ----------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................       $   359,862        $  2,707,516        $   589,671        $  1,330,076
Collateral for Securities Loaned...................             4,973              49,018             31,946              60,975
Receivables
    Dividends and Interest.........................               626               2,120                376                 798
    Investment Securities Sold.....................               371               9,810              4,345               8,572
Prepaid Expenses and Other Assets..................                 1                  --                  1                  20
                                                          -----------        ------------        -----------        ------------
        Total Assets...............................           365,833           2,768,464            626,339           1,400,441
                                                          -----------        ------------        -----------        ------------
LIABILITIES:
Payable for Collateral on Securities Loaned........             4,973              49,018             31,946              60,975
Payable for Investment Securities Purchased........               474              25,531              8,097                 320
Payable for Fund Shares Redeemed...................                --                 740                126              15,871
Accrued Expenses and Other Liabilities.............                50                 702                 84                 252
                                                          -----------        ------------        -----------        ------------
        Total Liabilities..........................             5,497              75,991             40,253              77,418
                                                          -----------        ------------        -----------        ------------
NET ASSETS.........................................       $   360,336        $  2,692,473        $   586,086        $  1,323,023
                                                          ===========        ============        ===========        ============
SHARES OUTSTANDING $.01 PAR VALUE..................        39,899,175         156,919,671         47,866,044         138,571,641
                                                          ===========        ============        ===========        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................       $      9.03        $      17.16        $     12.24        $       9.55
                                                          ===========        ============        ===========        ============
Investments at Cost................................       $   389,472        $  2,684,109        $   575,635        $  1,269,872
                                                          ===========        ============        ===========        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                                                                                      THE               THE           THE UNITED
                                                                  THE DFA           JAPANESE        PACIFIC RIM         KINGDOM
                                                               INTERNATIONAL         SMALL             SMALL             SMALL
                                                                   VALUE            COMPANY           COMPANY           COMPANY
                                                                  SERIES             SERIES            SERIES           SERIES
                                                               -------------        --------        -----------       ----------
                                                                          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.....................................      $  1,652,874       $   202,012       $   182,848        $130,952
Collateral for Securities Loaned.........................           126,556            27,709            13,491              --
Receivables
    Dividends, Interest and Tax Reclaims.................             5,660               710               793             436
    Investment Securities Sold...........................             4,068                --             1,579             832
    Fund Shares Sold.....................................             1,477                --                 9              --
Prepaid Expenses and Other Assets........................                91                16                11              15
                                                               ------------       -----------       -----------        --------
        Total Assets.....................................         1,790,726           230,447           198,731         132,235
                                                               ------------       -----------       -----------        --------
LIABILITIES:
Payable for Collateral on Securities Loaned..............           126,556            27,709            13,491              --
Payable for Investment Securities Purchased..............             1,592                --             1,379              71
Payable for Fund Shares Redeemed.........................             1,731                 3               102               3
Accrued Expenses and Other Liabilities...................               470                59                --              34
                                                               ------------       -----------       -----------        --------
        Total Liabilities................................           130,349            27,771            14,972             108
                                                               ------------       -----------       -----------        --------
NET ASSETS...............................................      $  1,660,377       $   202,676       $   183,759        $132,127
                                                               ============       ===========       ===========        ========
SHARES OUTSTANDING $.01 PAR VALUE........................       125,974,987               N/A               N/A             N/A
                                                               ============       ===========       ===========        ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE..................................................      $      13.18               N/A               N/A             N/A
                                                               ============       ===========       ===========        ========
Investments at Cost......................................      $  1,425,960       $   371,343       $   214,792        $106,486
                                                               ============       ===========       ===========        ========

                                                     THE                                                               THE DFA
                                                 CONTINENTAL         THE          THE EMERGING        THE DFA         TWO-YEAR
                                                    SMALL          EMERGING         MARKETS          ONE-YEAR       GLOBAL FIXED
                                                   COMPANY         MARKETS         SMALL CAP       FIXED INCOME        INCOME
                                                    SERIES          SERIES           SERIES           SERIES           SERIES
                                                 -----------       --------       ------------     ------------     ------------
                                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.........................    $   253,018     $   346,242       $   39,918       $   814,909      $   515,159
Collateral for Securities Loaned.............          9,331              --               --                --               --
Receivables
    Dividends, Interest and Tax Reclaims.....          1,233             103               24             7,376           12,030
    Investment Securities Sold...............            211             145               29                --               --
    Fund Shares Sold.........................              1              --               --                --               --
Unrealized Gain on Forward Currency
  Contracts..................................             --              --               --                --            4,539
Prepaid Expenses and Other Assets............             16              16               18                --               18
                                                 -----------     -----------       ----------       -----------      -----------
        Total Assets.........................        263,810         346,506           39,989           822,285          531,746
                                                 -----------     -----------       ----------       -----------      -----------
LIABILITIES:
Payable for Collateral on Securities
  Loaned.....................................          9,331              --               --                --               --
Payable for Investment Securities
  Purchased..................................           2043             379               85                --               --
Payable for Fund Shares Redeemed.............             --           1,822                7               609              148
Accrued Expenses and Other Liabilities.......             68             130               49               128               84
                                                 -----------     -----------       ----------       -----------      -----------
        Total Liabilities....................         11,442           2,331              141               737              232
                                                 -----------     -----------       ----------       -----------      -----------
NET ASSETS...................................    $   252,368     $   344,175       $   39,848       $   821,548      $   531,514
                                                 ===========     ===========       ==========       ===========      ===========
SHARES OUTSTANDING $.01 PAR VALUE............            N/A             N/A              N/A        82,427,637       52,572,808
                                                 ===========     ===========       ==========       ===========      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................            N/A             N/A              N/A       $      9.97      $     10.11
                                                 ===========     ===========       ==========       ===========      ===========
Investments at Cost..........................    $   219,827     $   292,059       $   39,425       $   819,115      $   529,384
                                                 ===========     ===========       ==========       ===========      ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                     THE U.S.  THE ENHANCED  THE U.S.                      THE U.S.
                                      LARGE     U.S. LARGE   LARGE CAP   THE TAX-MANAGED     4-10     THE U.S.
                                     COMPANY     COMPANY       VALUE     U.S. MARKETWIDE    VALUE    6-10 VALUE
                                      SERIES      SERIES      SERIES    VALUE SERIES (1)    SERIES     SERIES
                                     --------  ------------  ---------  -----------------  --------  ----------
INVESTMENT INCOME
  Dividends........................  $ 29,073         --     $  34,606       $ 1,172       $ 3,821    $ 24,838
  Interest.........................       443    $ 3,748         1,309           171           366       2,207
  Income from Securities Lending...       115         --            57             6            88       1,486
                                     --------    -------     ---------       -------       -------    --------
        Total Investment Income....    29,631      3,748        35,972         1,349         4,275      28,531
                                     --------    -------     ---------       -------       -------    --------
EXPENSES
  Investment Advisory Services.....       558         40         1,831           143           291       5,217
  Accounting & Transfer Agent
    Fees...........................       335         81           722            28            47       1,027
  Custodian's Fees.................       206         14           254            10            40         361
  Legal Fees.......................        35          1            31            13             4          43
  Audit Fees.......................        30          1            27             1             4          38
  Shareholders' Reports............        41          2            39             1             7          56
  Trustees' Fees and Expenses......         7         --             7             1             3           9
  Other............................        89          9            39             4             4          70
                                     --------    -------     ---------       -------       -------    --------
        Total Expenses.............     1,301        148         2,950           201           400       6,821
                                     --------    -------     ---------       -------       -------    --------
  NET INVESTMENT INCOME............    28,330      3,600        33,022         1,148         3,875      21,710
                                     --------    -------     ---------       -------       -------    --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities..........     8,219         94       310,039          (463)        9,608     258,801
  Net Realized Gain on Foreign
    Currency Transactions..........        --      3,424            --            --            --          --
  Net Realized Gain on Futures.....        --     12,772            --            --            --          --
  Net Realized Gain on Swap
    Contracts......................        --      1,448            --            --            --          --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............   351,120     (3,919)     (262,465)       (1,479)      (12,179)    (43,040)
    Translation of Foreign Currency
      Denominated Amounts..........        --        840            --            --            --          --
    Futures........................        --     (3,672)           --            --            --          --
    Swap Contracts.................        --       (343)           --            --            --          --
                                     --------    -------     ---------       -------       -------    --------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................   359,339     10,644        47,574        (1,942)       (2,571)    215,761
                                     --------    -------     ---------       -------       -------    --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $387,669    $14,244     $  80,596       $  (794)      $ 1,304    $237,471
                                     ========    =======     =========       =======       =======    ========

--------------------------------------------------------------------------------
 (1)   For the period December 14, 1998 (commencement of operations) to November
      30, 1999

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                     THE U.S.     THE U.S.                    THE JAPANESE   THE PACIFIC
                                                    6-10 SMALL   9-10 SMALL      THE DFA         SMALL        RIM SMALL
                                                     COMPANY      COMPANY     INTERNATIONAL     COMPANY        COMPANY
                                                      SERIES       SERIES     VALUE SERIES       SERIES        SERIES
                                                    ----------   ----------   -------------   ------------   -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $3,879, $370 and $110, respectively)......   $ 4,212      $  9,565      $ 40,657        $ 2,095        $ 5,241
  Interest........................................       534         1,148           781            124            208
  Income from Securities Lending..................       688         1,774         1,324            547             97
                                                     -------      --------      --------        -------        -------
        Total Investment Income...................     5,434        12,487        42,762          2,766          5,546
                                                     -------      --------      --------        -------        -------
EXPENSES
  Investment Advisory Services....................       167         1,361         3,481            201            162
  Accounting & Transfer Agent Fees................       219           542           839            247            199
  Custodian's Fees................................        77           188           465             82            273
  Legal Fees......................................         3            23            34              3            123
  Audit Fees......................................         5            20            29              3              2
  Shareholders' Reports...........................         3            30            42              4              2
  Trustees' Fees and Expenses.....................         2             5             7              1              1
  Other...........................................        13            27           114             13             10
                                                     -------      --------      --------        -------        -------
        Total Expenses............................       489         2,196         5,011            554            772
                                                     -------      --------      --------        -------        -------
  NET INVESTMENT INCOME...........................     4,945        10,291        37,751          2,212          4,774
                                                     -------      --------      --------        -------        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities....................................    56,608       250,160       100,874         (3,116)       (11,610)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................        --            --          (341)           143          2,522
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....    31,371       (14,253)       81,414         42,419         75,981
    Translation of Foreign Currency
      Denominated Amounts.........................        --            --          (368)           (39)             4
                                                     -------      --------      --------        -------        -------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY....................................    87,979       235,907       181,579         39,407         66,897
                                                     -------      --------      --------        -------        -------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................   $92,924      $246,198      $219,330        $41,619        $71,671
                                                     =======      ========      ========        =======        =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                     THE UNITED      THE                                              THE DFA
                                      KINGDOM    CONTINENTAL    THE     THE EMERGING    THE DFA       TWO-YEAR
                                       SMALL        SMALL     EMERGING    MARKETS       ONE-YEAR    GLOBAL FIXED
                                      COMPANY      COMPANY    MARKETS    SMALL CAP    FIXED INCOME     INCOME
                                       SERIES      SERIES      SERIES      SERIES        SERIES        SERIES
                                     ----------  -----------  --------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $568, $616, $607,
    $83, $0 and $0,
    respectively)..................   $ 5,028     $  5,548    $  4,620    $   660            --             --
  Interest.........................       129          233         488        121       $46,975       $ 21,873
  Income from Securities Lending...        --          130          --         --            --             --
                                      -------     --------    --------    -------       -------       --------
        Total Investment Income....     5,157        5,911       5,108        781        46,975         21,873
                                      -------     --------    --------    -------       -------       --------
EXPENSES
  Investment Advisory Services.....       135          270         284         62           444            238
  Accounting & Transfer Agent
    Fees...........................       167          331         344         38           223            416
  Custodian's Fees.................        32          108         625         98            77             50
  Legal Fees.......................         1            3           3          1            16              4
  Audit Fees.......................         1            2           4         --            13              5
  Shareholders' Reports............         1            5           6          1            19              9
  Trustees' Fees and Expenses......         1            1           2         --             3              2
  Other............................        11           18          24         13            18              7
                                      -------     --------    --------    -------       -------       --------
        Total Expenses.............       349          738       1,292        213           813            731
                                      -------     --------    --------    -------       -------       --------
  NET INVESTMENT INCOME............     4,809        5,173       3,816        568        46,162         21,142
                                      -------     --------    --------    -------       -------       --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities..........    10,395       26,397      (3,653)     4,798          (409)          (183)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................       (47)        (286)       (223)       (91)           --         14,811
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............    27,562      (49,186)    121,183     11,687        (4,327)       (17,007)
    Translation of Foreign Currency
      Denominated Amounts..........        (8)         (77)          2         --            --          3,650
                                      -------     --------    --------    -------       -------       --------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................    37,902      (23,152)    117,309     16,394        (4,736)         1,271
                                      -------     --------    --------    -------       -------       --------
  NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS.....................   $42,711     $(17,979)   $121,125    $16,962       $41,426       $ 22,413
                                      =======     ========    ========    =======       =======       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                                                        THE TAX-
                                                                                                        MANAGED
                                                                                                          U.S.
                                                            THE ENHANCED                               MARKETWIDE
                                    THE U.S. LARGE           U.S. LARGE          THE U.S. LARGE CAP      VALUE
                                    COMPANY SERIES         COMPANY SERIES           VALUE SERIES         SERIES
                                ----------------------  ---------------------  ----------------------  ----------
                                   YEAR        YEAR        YEAR       YEAR        YEAR        YEAR      DEC. 14,
                                  ENDED       ENDED       ENDED       ENDED      ENDED       ENDED      1998 TO
                                 NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   1999        1998        1999       1998        1999        1998        1999
                                ----------  ----------  ----------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   28,330  $   17,285   $  3,600   $  2,325   $   33,022  $   27,904  $   1,148
  Net Realized Gain (Loss) on
    Investment Securities.....       8,219       1,283         94        (42)     310,039     136,077       (463)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --          --      3,424     (1,368)          --          --         --
  Net Realized Gain on
    Futures...................          --          --     12,772      1,793           --          --         --
  Net Realized Gain on Swap
    Contracts.................          --          --      1,448      1,096           --          --         --
CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
  OF:
    Investment Securities and
      Foreign Currency........     351,120     265,133     (3,919)     2,561     (262,465)     12,481     (1,479)
    Translation of Foreign
      Currency................
      Denominated Amounts.....          --          --        840       (306)          --          --
    Futures...................          --          --     (3,672)     5,481           --          --         --
    Swap Contracts............          --          --       (343)      (214)          --          --         --
                                ----------  ----------   --------   --------   ----------  ----------  ---------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     387,669     283,701     14,244     11,326       80,596     176,462       (794)
                                ----------  ----------   --------   --------   ----------  ----------  ---------
Distributions From:
  Net Investment Income.......          --          --     (6,484)    (2,417)     (32,738)    (28,682)        --
  Net Realized Gains..........          --          --     (6,206)    (6,017)    (135,996)    (82,634)        --
                                ----------  ----------   --------   --------   ----------  ----------  ---------
    Total Distributions.......          --          --    (12,690)    (8,434)    (168,734)   (111,316)        --
                                ----------  ----------   --------   --------   ----------  ----------  ---------
Capital Share Transactions
  (1):
  Shares Issued...............          --          --     33,330     17,062      240,602     281,067         --
  Shares Issued in Lieu of
    Cash Distributions........          --          --     12,690      6,608      166,280      91,193         --
  Shares Redeemed.............          --          --     (6,925)   (12,656)    (286,569)   (171,495)        --
                                ----------  ----------   --------   --------   ----------  ----------  ---------
      Net Increase from
        Capital Share
        Transactions..........          --          --     39,095     11,014      120,313     200,765         --
                                ----------  ----------   --------   --------   ----------  ----------  ---------
Transactions in Interest
  Contributions...............   1,037,766     604,903         --         --           --          --    132,586
  Withdrawals.................    (207,547)   (153,923)        --         --           --          --      (5788)
                                ----------  ----------   --------   --------   ----------  ----------  ---------
      Net Increase from
        Transactions in
        Interest..............     830,219     450,980         --         --           --          --    126,798
                                ----------  ----------   --------   --------   ----------  ----------  ---------
    Total Increase............   1,217,888     734,681     40,649     13,906       32,175     265,911    126,004
NET ASSETS
  Beginning of Period.........   1,557,174     822,493     61,522     47,616    1,755,907   1,489,996         --
                                ----------  ----------   --------   --------   ----------  ----------  ---------
  End of Period...............  $2,775,062  $1,557,174   $102,171   $ 61,522   $1,788,082  $1,755,907  $ 126,004
                                ==========  ==========   ========   ========   ==========  ==========  =========

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............         N/A         N/A      2,607      1,427       12,917      15,137        N/A
   Shares Issued in Lieu of
     Cash Distributions.......                              1,028        602        9,595       5,270
   Shares Redeemed............                               (543)    (1,070)     (15,459)     (9,356)
                                                         --------   --------   ----------  ----------
                                                            3,092        959        7,053      11,051
                                                         ========   ========   ==========  ==========


                                    THE U.S. 4-10
                                    VALUE SERIES
                                ---------------------
                                   YEAR       YEAR
                                  ENDED       ENDED
                                 NOV. 30,   NOV. 30,
                                   1999       1998
                                ----------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $  3,875   $  1,359
  Net Realized Gain (Loss) on
    Investment Securities.....      9,608        971
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --         --
  Net Realized Gain on
    Futures...................         --         --
  Net Realized Gain on Swap
    Contracts.................         --         --
CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
  OF:
    Investment Securities and
      Foreign Currency........    (12,179)   (17,431)
    Translation of Foreign
      Currency................
      Denominated Amounts.....
    Futures...................
    Swap Contracts............         --         --
                                 --------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............      1,304    (15,101)
                                 --------   --------
Distributions From:
  Net Investment Income.......     (3,680)    (1,136)
  Net Realized Gains..........       (979)        --
                                 --------   --------
    Total Distributions.......     (4,659)    (1,136)
                                 --------   --------
Capital Share Transactions
  (1):
  Shares Issued...............    179,790    194,343
  Shares Issued in Lieu of
    Cash Distributions........      4,659      1,136
  Shares Redeemed.............         --         --
                                 --------   --------
      Net Increase from
        Capital Share
        Transactions..........    184,449    195,479
                                 --------   --------
Transactions in Interest
  Contributions...............         --         --
  Withdrawals.................         --         --
                                 --------   --------
      Net Increase from
        Transactions in
        Interest..............         --         --
                                 --------   --------
    Total Increase............    181,094    179,242
NET ASSETS
  Beginning of Period.........    179,242         --
                                 --------   --------
  End of Period...............   $360,336   $179,242
                                 ========   ========
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............     18,595     20,653
   Shares Issued in Lieu of
     Cash Distributions.......        521        130
   Shares Redeemed............         --         --
                                 --------   --------
                                   19,116     20,783
                                 ========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                    THE U.S. 6-10        THE U.S. 6-10 SMALL    THE U.S. 9-10 SMALL    THE DFA INTERNATIONAL
                                     VALUE SERIES          COMPANY SERIES          COMPANY SERIES           VALUE SERIES
                                ----------------------  ---------------------  ----------------------  ----------------------
                                   YEAR        YEAR        YEAR       YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED      ENDED       ENDED       ENDED       ENDED
                                 NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   1999        1998        1999       1998        1999        1998        1999        1998
                                ----------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   21,710  $   18,469   $  4,945   $  4,396   $   10,291  $    9,211  $   37,751  $   32,873
  Net Realized Gain on
    Investment Securities.....     258,801     204,982     56,608     49,168      250,160     124,420     100,874      11,162
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --          --         --         --           --          --        (341)        895
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     (43,040)   (454,998)    31,371   (109,532)     (14,253)   (302,212)     81,414     151,571
    Translation of Foreign
      Currency Denominated
      Amounts.................          --          --         --         --           --          --        (368)        158
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........     237,471    (231,547)    92,924    (55,968)     246,198    (168,581)    219,330     196,659
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.......     (20,939)    (20,925)    (4,995)    (4,534)     (10,142)     (8,876)    (42,454)    (39,352)
  Net Realized Gains..........    (205,075)   (201,111)   (49,223)   (33,011)    (124,444)         --      (3,807)     (4,181)
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
    Total Distributions.......    (226,014)   (222,036)   (54,218)   (37,545)    (134,586)     (8,876)    (46,261)    (43,533)
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
Capital Share Transactions
  (1):
  Shares Issued...............     340,725     554,989     98,295    264,712       73,568   1,711,220     145,300     161,527
  Shares Issued in Lieu of
    Cash Distributions........     220,532     215,595     53,051     35,644      133,746       8,876      46,261      43,533
  Shares Redeemed.............    (315,975)   (105,535)  (150,769)   (92,873)    (335,527)   (203,015)   (424,502)   (220,023)
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
    Net Increase (Decrease)
      from Capital Share
      Transactions............     245,282     665,049        577    207,483     (128,213)  1,517,081    (232,941)    (14,963)
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
  Total Increase (Decrease)...     256,739     211,466     39,283    113,970      (16,601)  1,339,624     (59,872)    138,163
NET ASSETS
  Beginning of Period.........   2,435,734   2,224,268    546,803    432,833    1,339,624          --   1,720,249   1,582,086
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
  End of Period...............  $2,692,473  $2,435,734   $586,086   $546,803   $1,323,023  $1,339,624  $1,660,377  $1,720,249
                                ==========  ==========   ========   ========   ==========  ==========  ==========  ==========

(1) SHARES ISSUED AND
     REDEEMED:
   Shares Issued..............      20,729      29,754      8,767     20,734        8,549     171,341      11,508      13,637
   Shares Issued in Lieu of
     Cash Distributions.......      14,152      11,637      5,082      2,923       16,823       1,001       3,655       3,743
  Shares Redeemed.............     (19,083)     (5,674)   (13,717)    (7,232)     (37,978)    (21,164)    (33,103)    (18,668)
                                ----------  ----------   --------   --------   ----------  ----------  ----------  ----------
                                    15,798      35,717        132     16,425      (12,606)    151,178     (17,940)     (1,288)
                                ==========  ==========   ========   ========   ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                   THE UNITED
                                    THE JAPANESE          THE PACIFIC RIM            KINGDOM            THE CONTINENTAL
                                        SMALL              SMALL COMPANY          SMALL COMPANY              SMALL
                                   COMPANY SERIES             SERIES                 SERIES             COMPANY SERIES
                                ---------------------  ---------------------  ---------------------  ---------------------
                                   YEAR       YEAR        YEAR       YEAR        YEAR       YEAR        YEAR       YEAR
                                  ENDED       ENDED      ENDED       ENDED      ENDED       ENDED      ENDED       ENDED
                                 NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,
                                   1999       1998        1999       1998        1999       1998        1999       1998
                                ----------  ---------  ----------  ---------  ----------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   2,212   $  2,336    $  4,774   $  5,316   $   4,809   $  5,274   $   5,173   $  5,872
  Net Realized Gain (Loss) on
    Investment Securities.....     (3,116)   (10,275)    (11,610)    (1,183)     10,395     10,257      26,397     23,994
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............        143       (236)      2,522       (172)        (47)      (136)       (286)      (112)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     42,419      5,881      75,981    (37,439)     27,562    (33,198)    (49,186)    32,006
    Translation of Foreign
      Currency
      Denominated Amounts.....        (39)       107           4         (2)         (8)        (8)        (77)       243
                                ---------   --------    --------   --------   ---------   --------   ---------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     41,619     (2,187)     71,671    (33,480)     42,711    (17,811)    (17,979)    62,003
                                ---------   --------    --------   --------   ---------   --------   ---------   --------
Transactions in Interest
  Contributions...............     25,283     41,191      13,505     45,429      20,680     23,056      53,967     17,001
  Withdrawals.................    (54,230)   (24,342)    (41,298)   (19,863)    (58,750)   (49,610)    (88,022)   (98,212)
                                ---------   --------    --------   --------   ---------   --------   ---------   --------
    Net Increase (Decrease)
      from Transactions in
      Interest................    (28,947)    16,849     (27,793)    25,566     (38,070)   (26,554)    (34,055)   (81,211)
                                ---------   --------    --------   --------   ---------   --------   ---------   --------
    Total Increase
      (Decrease)..............     12,672     14,662      43,878     (7,914)      4,641    (44,365)    (52,034)   (19,208)
NET ASSETS
  Beginning of Period.........    190,004    175,342     139,881    147,795     127,486    171,851     304,402    323,610
                                ---------   --------    --------   --------   ---------   --------   ---------   --------
  End of Period...............  $ 202,676   $190,004    $183,759   $139,881   $ 132,127   $127,486   $ 252,368   $304,402
                                =========   ========    ========   ========   =========   ========   =========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE EMERGING         THE DFA ONE-YEAR       THE DFA TWO-YEAR
                                    THE EMERGING              MARKETS             FIXED INCOME           GLOBAL FIXED
                                   MARKETS SERIES        SMALL CAP SERIES            SERIES              INCOME SERIES
                                ---------------------  ---------------------  ---------------------  ---------------------
                                   YEAR       YEAR        YEAR       YEAR        YEAR       YEAR        YEAR       YEAR
                                  ENDED       ENDED      ENDED       ENDED      ENDED       ENDED      ENDED       ENDED
                                 NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,
                                   1999       1998        1999       1998        1999       1998        1999       1998
                                ----------  ---------  ----------  ---------  ----------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   3,816   $  3,655    $   568     $   432   $  46,162   $ 47,135   $  21,142   $ 18,277
  Net Realized Gain (Loss) on
    Investment Securities.....     (3,653)   (23,765)     4,798       1,465        (409)     1,543        (183)       619
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       (223)      (370)       (91)        (76)         --         --      14,811        122
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........    121,183     (9,240)    11,687      (5,203)     (4,327)      (855)    (17,007)    10,856
    Translation of Foreign
      Currency
      Denominated Amounts.....          2          9         --           1          --         --       3,650     (3,047)
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............    121,125    (29,711)    16,962      (3,381)     41,426     47,823      22,413     26,827
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
Distributions From:
  Net Investment Income.......         --         --         --          --     (46,108)   (47,176)    (27,143)   (25,765)
  Net Realized Gains..........         --         --         --          --          --         --        (603)      (898)
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
    Total Distributions.......         --         --         --          --     (46,108)   (47,176)    (27,746)   (26,663)
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
Capital Share Transactions
  (1):
  Shares Issued...............         --         --         --          --     255,707    296,278     122,290     84,005
  Shares Issued in Lieu of
    Cash Distributions........         --         --         --          --      42,116     36,947      27,714     26,663
  Shares Redeemed.............         --         --         --          --    (341,586)  (246,115)    (53,999)   (88,897)
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
    Net Increase (Decrease)
      from Capital Share
      Transactions............         --         --         --          --     (43,763)    87,110      96,005     21,771
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
Transactions in Interest
  Contributions...............     33,845     79,412      4,993       5,772          --         --          --         --
  Withdrawals.................    (42,427)   (39,010)    (3,506)       (441)         --         --          --         --
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
    Net Increase (Decrease)
      from Transactions in
      Interest................     (8,582)    40,402      1,487       5,331          --         --          --         --
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
    Total Increase
      (Decrease)..............    112,543     10,691     18,449       1,950     (48,445)    87,757      90,672     21,935
NET ASSETS
  Beginning of Period.........    231,632    220,941     21,399      19,449     869,993    782,236     440,842    418,907
                                ---------   --------    -------     -------   ---------   --------   ---------   --------
  End of Period...............  $ 344,175   $231,632    $39,848     $21,399   $ 821,548   $869,993   $ 531,514   $440,842
                                =========   ========    =======     =======   =========   ========   =========   ========

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............        N/A        N/A        N/A         N/A      25,564     29,600      11,937      8,348
   Shares Issued in Lieu of
     Cash Distributions.......                                                    4,261      3,702       2,728      2,679
   Shares Redeemed............                                                  (34,214)   (24,593)     (5,275)    (8,840)
                                                                              ---------   --------   ---------   --------
                                                                                 (4,389)     8,709       9,390      2,187
                                                                              =========   ========   =========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE U.S. LARGE COMPANY SERIES
                                    --------------------------------------------------------------------------------
                                        YEAR             YEAR             YEAR             YEAR             YEAR
                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                        1999             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period (1)......................          N/A+             N/A+            N/A+        $  13.48         $  10.11
                                     ----------       ----------        --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS
  (1)
  Net Investment Income...........           --               --              --             0.15             0.30
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....           --               --              --             1.41             3.36
                                     ----------       ----------        --------         --------         --------
    Total From Investment
      Operations..................           --               --              --             1.56             3.66
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income...........           --               --              --            (0.16)           (0.29)
  Net Realized Gains..............           --               --              --            (0.08)              --
                                     ----------       ----------        --------         --------         --------
    Total Distributions...........           --               --              --            (0.24)           (0.29)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period
  (1).............................          N/A+             N/A+            N/A+        $  14.80         $  13.48
====================================================================================================================
Total Return (1)..................          N/A+             N/A+            N/A+           11.60%#          36.77%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $2,775,062       $1,557,174        $822,493         $466,441         $ 97,118
Ratio of Expenses to Average Net
  Assets..........................         0.06%            0.06%           0.07%            0.12%            0.02%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses).........         0.06%            0.06%           0.07%            0.12%            0.18%
Ratio of Net Investment Income to
  Average Net Assets..............         1.27%            1.47%           1.75%            2.12%            2.61%
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses).......................         1.27%            1.47%           1.75%            2.12%            2.45%
Portfolio Turnover Rate...........         4.27%            9.31%           4.28%           14.09%            2.38%
--------------------------------------------------------------------------------------------------------------------

                                                         THE ENHANCED U.S.
                                                        LARGE COMPANY SERIES
                                    ------------------------------------------------------------
                                        YEAR            YEAR            YEAR           JULY 3
                                       ENDED            ENDED           ENDED            TO
                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                        1999            1998            1997            1996
----------------------------------  ------------------------------------------------------------
Net Asset Value, Beginning of
  Period (1)......................    $  12.95         $ 12.56         $ 11.76         $ 10.00
                                      --------         -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
  (1)
  Net Investment Income...........        1.06            0.29            0.51            0.16
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....        1.34            2.13            2.25            1.74
                                      --------         -------         -------         -------
    Total From Investment
      Operations..................        2.40            2.42            2.76            1.90
----------------------------------  ------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income...........       (1.02)          (0.45)          (0.54)          (0.14)
  Net Realized Gains..............       (1.30)          (1.58)          (1.42)             --
                                      --------         -------         -------         -------
    Total Distributions...........       (2.32)          (2.03)          (1.96)          (0.14)
----------------------------------  ------------------------------------------------------------
Net Asset Value, End of Period
  (1).............................    $  13.03         $ 12.95         $ 12.56         $ 11.76
==================================  ============================================================
Total Return (1)..................       20.55%          24.00%          27.63%          18.95%#
----------------------------------  ------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................    $102,171         $61,522         $47,616         $29,213
Ratio of Expenses to Average Net
  Assets..........................        0.19%           0.21%           0.25%           0.29%*
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses).........        0.19%           0.21%           0.25%           0.29%*
Ratio of Net Investment Income to
  Average Net Assets..............        4.55%           4.42%           4.59%           4.60%*
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses).......................        4.55%           4.42%           4.59%           4.60%*
Portfolio Turnover Rate...........       82.40%          86.98%         193.78%         211.07%*
----------------------------------  ------------------------------------------------------------

  *  Annualized
  #  Non-annualized
(1) For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
     June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.
  + Not applicable as The U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       THE U.S. LARGE CAP VALUE SERIES
                                               -------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR             YEAR            YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
                                                 NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                   1999             1998             1997             1996            1995
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $    18.79       $    18.09       $    15.52        $  13.29        $   9.92
                                                ----------       ----------       ----------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................         0.34             0.31             0.32            0.31            0.32
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................         0.46             1.71             3.38            2.57            3.53
                                                ----------       ----------       ----------        --------        --------
    Total From Investment Operations.........         0.80             2.02             3.70            2.88            3.85
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................        (0.34)           (0.32)           (0.31)          (0.31)          (0.31)
  Net Realized Gains.........................        (1.46)           (1.00)           (0.82)          (0.34)          (0.17)
                                                ----------       ----------       ----------        --------        --------
    Total Distributions................              (1.80)           (1.32)           (1.13)          (0.65)          (0.48)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............   $    17.79       $    18.79       $    18.09        $  15.52        $  13.29
==============================================================================================================================
Total Return.................................         4.64%           11.93%           25.31%          22.48%          39.26%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $1,788,082       $1,755,907       $1,489,996        $987,942        $423,027
Ratio of Expenses to Average Net Assets......         0.16%            0.16%            0.18%           0.19%           0.21%
Ratio of Net Investment Income to Average Net
  Assets.....................................         1.80%            1.67%            1.96%           2.37%           2.84%
Portfolio Turnover Rate......................        42.96%           24.70%           17.71%          20.12%          29.41%
------------------------------------------------------------------------------------------------------------------------------

                                               THE TAX-MANAGED
                                               U.S. MARKETWIDE          THE U.S. 4-10
                                                VALUE SERIES             VALUE SERIES
                                               ---------------     ------------------------
                                                DEC. 14, 1998         YEAR        FEB. 6
                                                     TO               ENDED         TO
                                                  NOV. 30,          NOV. 30,     NOV. 30,
                                                    1999              1999         1998
---------------------------------------------  --------------------------------------------
Net Asset Value, Beginning of Period.........           N/A+        $   8.62     $  10.00
                                                   --------         --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................            --             0.10         0.07
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................            --             0.45        (1.39)
                                                   --------         --------     --------
    Total From Investment Operations.........            --             0.55        (1.32)
---------------------------------------------  --------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................            --            (0.10)       (0.06)
  Net Realized Gains.........................            --            (0.04)          --
                                                   --------         --------     --------
    Total Distributions................                 N/A+           (0.14)       (0.06)
---------------------------------------------  --------------------------------------------
Net Asset Value, End of Period...............           N/A+        $   9.03     $   8.62
=============================================  ============================================
Total Return.................................           N/A+            6.39%      (13.26)%#
---------------------------------------------  --------------------------------------------
Net Assets, End of Period (thousands)........      $126,004         $360,336     $179,242
Ratio of Expenses to Average Net Assets......          0.29%*(a)        0.14%        0.17%*
Ratio of Net Investment Income to Average Net
  Assets.....................................          1.66%*(a)        1.33%        1.95%*
Portfolio Turnover Rate......................          9.72%*          34.69%       10.46%*
---------------------------------------------  --------------------------------------------

  *  Annualized

  #  Non-annualized

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

  +  Not applicable as the Tax-Managed U.S. Marketwide Value
     Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         THE U.S. 6-10 VALUE SERIES
                                               -------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR             YEAR            YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
                                                 NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                   1999             1998             1997             1996            1995
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $    17.26       $    21.10       $    16.58       $    14.02       $  11.15
                                                ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................         0.14             0.14             0.15             0.15           0.14
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................         1.38            (1.92)            5.23             2.88           3.06
                                                ----------       ----------       ----------       ----------       --------
    Total From Investment Operations.........         1.52            (1.78)            5.38             3.03           3.20
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................        (0.14)           (0.16)           (0.12)           (0.15)         (0.14)
  Net Realized Gains.........................        (1.48)           (1.90)           (0.74)           (0.32)         (0.19)
                                                ----------       ----------       ----------       ----------       --------
    Total Distributions................              (1.62)           (2.06)           (0.86)           (0.47)         (0.33)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............   $    17.16       $    17.26       $    21.10       $    16.58       $  14.02
==============================================================================================================================
Total Return.................................         9.78%           (9.05)%          33.93%           22.14%         28.81%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $2,692,473       $2,435,734       $2,224,268       $1,248,213       $624,343
Ratio of Expenses to Average Net Assets......         0.26%            0.26%            0.28%            0.29%          0.32%
Ratio of Net Investment Income to Average Net
  Assets.....................................         0.83%            0.78%            0.86%            1.11%          1.22%
Portfolio Turnover Rate......................        29.41%           22.51%           25.47%           14.91%         20.62%
------------------------------------------------------------------------------------------------------------------------------

                                                                         THE U.S. 6-10 SMALL
                                                                            COMPANY SERIES
                                               ------------------------------------------------------------------------
                                                  YEAR            YEAR            YEAR            YEAR         YEAR
                                                  ENDED           ENDED           ENDED           ENDED        ENDED
                                                NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,     NOV. 30,
                                                  1999            1998            1997            1996         1995
---------------------------------------------  ------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $  11.46        $  13.82        $  12.56        $  11.26     $   9.54
                                                --------        --------        --------        --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................       0.10            0.10            0.11            0.13         0.12
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       1.83           (1.28)           2.81            1.92         2.50
                                                --------        --------        --------        --------     --------
    Total From Investment Operations.........       1.93           (1.18)           2.92            2.05         2.62
---------------------------------------------  ------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................      (0.11)          (0.10)          (0.10)          (0.13)       (0.12)
  Net Realized Gains.........................      (1.04)          (1.08)          (1.56)          (0.62)       (0.78)
                                                --------        --------        --------        --------     --------
    Total Distributions................            (1.15)          (1.18)          (1.66)          (0.75)       (0.90)
---------------------------------------------  ------------------------------------------------------------------------
Net Asset Value, End of Period...............   $  12.24        $  11.46        $  13.82        $  12.56     $  11.26
=============================================  ========================================================================
Total Return.................................      18.62%          (8.98)%         26.47%          19.17%       29.19%
---------------------------------------------  ------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $586,086        $546,803        $432,833        $268,401     $221,984
Ratio of Expenses to Average Net Assets......       0.09%           0.09%           0.11%           0.13%        0.15%
Ratio of Net Investment Income to Average Net
  Assets.....................................       0.89%           0.88%           0.96%           1.05%        1.18%
Portfolio Turnover Rate......................      28.51%          29.15%          30.04%          32.38%       21.16%
---------------------------------------------  ------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          THE U.S. 9-10 SMALL
                                            COMPANY SERIES                   THE DFA INTERNATIONAL VALUE SERIES
                                     -----------------------------     -----------------------------------------------
                                         YEAR             YEAR             YEAR            YEAR            YEAR
                                        ENDED            ENDED            ENDED            ENDED           ENDED
                                       NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                         1999             1998             1999            1998            1997
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................   $     8.86       $    10.00       $    11.95      $    10.90      $    11.79
                                      ----------       ----------       ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............         0.07             0.06             0.28            0.22            0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         1.52            (1.14)            1.29            1.13           (0.67)
                                      ----------       ----------       ----------      ----------      ----------
    Total From Investment
      Operations...................         1.59            (1.08)            1.57            1.35           (0.43)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        (0.07)           (0.06)           (0.31)          (0.27)          (0.22)
  Net Realized Gains...............        (0.83)              --            (0.03)          (0.03)          (0.24)
                                      ----------       ----------       ----------      ----------      ----------
    Total Distributions......              (0.90)           (0.06)           (0.34)          (0.30)          (0.46)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $     9.55       $     8.86       $    13.18      $    11.95      $    10.90
===================================================================================================================
Total Return.......................        20.06%          (10.81)%          13.27%          12.50%          (3.84)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $1,323,023       $1,339,624       $1,660,377      $1,720,249      $1,582,086
Ratio of Expenses to Average Net
  Assets...........................         0.16%            0.16%            0.29%           0.29%           0.32%
Ratio of Net Investment Income to
  Average Net Assets...............         0.76%            0.63%            2.17%           1.90%           2.09%
Portfolio Turnover Rate............        22.51%           26.44%            5.80%          15.41%          22.55%
-------------------------------------------------------------------------------------------------------------------


                                     THE DFA INTERNATIONAL VALUE SERIES      THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------     --------------------------------------------------
                                        YEAR            YEAR            YEAR         YEAR         YEAR        AUG. 9
                                        ENDED           ENDED           ENDED        ENDED        ENDED         TO
                                      NOV. 30,        NOV. 30,        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        1996            1995            1999         1998         1997         1996
-----------------------------------  ----------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $    10.55       $  10.06             N/A+         N/A+         N/A+         N/A+
                                     ----------       --------        --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.23           0.20              --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.32           0.52              --           --           --           --
                                     ----------       --------        --------     --------     --------     --------
    Total From Investment
      Operations...................        1.55           0.72              --           --           --           --
-----------------------------------  ----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.23)         (0.21)             --           --           --           --
  Net Realized Gains...............       (0.08)         (0.02)             --           --           --           --
                                     ----------       --------        --------     --------     --------     --------
    Total Distributions......             (0.31)         (0.23)             --           --           --           --
-----------------------------------  ----------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    11.79       $  10.55             N/A+         N/A+         N/A+         N/A+
===================================  ==================================================================================
Total Return.......................       14.85%          7.20%            N/A+         N/A+         N/A+         N/A+
-----------------------------------  ----------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,356,852       $609,386        $202,676     $190,004     $175,342     $329,682
Ratio of Expenses to Average Net
  Assets...........................        0.36%          0.42%           0.28%        0.28%        0.29%        0.29%*
Ratio of Net Investment Income to
  Average Net Assets...............        2.23%          2.14%           1.10%        1.29%        0.93%        0.76%*
Portfolio Turnover Rate............       12.23%          9.75%           6.21%        8.14%       13.17%        1.67%*
-----------------------------------  ----------------------------------------------------------------------------------

  *  Annualized
  + Not applicable as The Japanese Small Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE PACIFIC RIM SMALL COMPANY SERIES
                                                         ---------------------------------------------------
                                                           YEAR          YEAR          YEAR         AUG. 9
                                                           ENDED         ENDED         ENDED          TO
                                                         NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                           1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................       N/A+          N/A+          N/A+          N/A+
                                                         --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................        --            --            --            --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................        --            --            --            --
                                                         --------      --------      --------      --------
    Total From Investment Operations...................        --            --            --            --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income................................        --            --            --            --
  Net Realized Gains...................................        --            --            --            --
                                                         --------      --------      --------      --------
    Total Distributions..........................              --            --            --            --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.........................       N/A+          N/A+          N/A+          N/A+
============================================================================================================
Total Return...........................................       N/A+          N/A+          N/A+          N/A+
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................  $183,759      $139,881      $147,795      $231,481
Ratio of Expenses to Average Net Assets................      0.48%         0.38%         0.40%         0.45%*
Ratio of Net Investment Income to Average Net Assets...      2.95%         4.01%         2.45%         2.50%*
Portfolio Turnover Rate................................     33.65%        25.84%        24.00%         8.04%*
------------------------------------------------------------------------------------------------------------

                                                               THE UNITED KINGDOM SMALL COMPANY SERIES
                                                         ---------------------------------------------------
                                                           YEAR          YEAR          YEAR         AUG. 9
                                                           ENDED         ENDED         ENDED          TO
                                                         NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                           1999          1998          1997          1996
-------------------------------------------------------  ---------------------------------------------------
Net Asset Value, Beginning of Period...................       N/A+          N/A+          N/A+          N/A+
                                                         --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................        --            --            --            --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................        --            --            --            --
                                                         --------      --------      --------      --------
    Total From Investment Operations...................        --            --            --            --
-------------------------------------------------------  ---------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income................................        --            --            --            --
  Net Realized Gains...................................        --            --            --            --
                                                         --------      --------      --------      --------
    Total Distributions..........................              --            --            --            --
-------------------------------------------------------  ---------------------------------------------------
Net Asset Value, End of Period.........................       N/A+          N/A+          N/A+          N/A+
=======================================================  ===================================================
Total Return...........................................       N/A+          N/A+          N/A+          N/A+
-------------------------------------------------------  ---------------------------------------------------
Net Assets, End of Period (thousands)..................  $132,127      $127,485      $171,851      $182,625
Ratio of Expenses to Average Net Assets................      0.26%         0.26%         0.25%         0.29%*
Ratio of Net Investment Income to Average Net Assets...      3.55%         3.66%         2.86%         2.94%*
Portfolio Turnover Rate................................      4.95%        11.26%         4.26%         4.55%*
-------------------------------------------------------  ---------------------------------------------------

                                                               THE CONTINENTAL SMALL COMPANY SERIES
                                                         ------------------------------------------------
                                                           YEAR          YEAR          YEAR      AUG. 9
                                                           ENDED         ENDED         ENDED       TO
                                                         NOV. 30,      NOV. 30,      NOV. 30,   NOV. 30,
                                                           1999          1998          1997       1996
-------------------------------------------------------  ------------------------------------------------
Net Asset Value, Beginning of Period...................       N/A+          N/A+          N/A+       N/A+
                                                         --------      --------      --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................        --            --            --         --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................        --            --            --         --
                                                         --------      --------      --------   --------
    Total From Investment Operations...................        --            --            --         --
-------------------------------------------------------  ------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income................................        --            --            --         --
  Net Realized Gains...................................        --            --            --         --
                                                         --------      --------      --------   --------
    Total Distributions..........................              --            --            --         --
-------------------------------------------------------  ------------------------------------------------
Net Asset Value, End of Period.........................       N/A+          N/A+          N/A+       N/A+
=======================================================  ================================================
Total Return...........................................       N/A+          N/A+          N/A+       N/A+
-------------------------------------------------------  ------------------------------------------------
Net Assets, End of Period (thousands)..................  $252,368      $304,402      $323,610   $335,882
Ratio of Expenses to Average Net Assets................      0.27%         0.27%         0.29%      0.31%*
Ratio of Net Investment Income to Average Net Assets...      1.92%         1.76%         1.84%      0.27%*
Portfolio Turnover Rate................................     10.74%         0.74%         3.46%      6.69%*
-------------------------------------------------------  ------------------------------------------------

  *  Annualized
  +  Not applicable as The Pacific Rim Small Company Series, The
     United Kingdom Small Company Series and The Continental
     Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        THE EMERGING MARKETS SERIES
                                               ------------------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR            YEAR            YEAR
                                                  ENDED            ENDED            ENDED            ENDED           ENDED
                                                 NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                                   1999             1998             1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........         N/A+             N/A+             N/A+            N/A+            N/A+
                                                 --------         --------         --------        --------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................          --               --               --              --              --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................          --               --               --              --              --
                                                 --------         --------         --------        --------         -------
    Total From Investment Operations.........          --               --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................          --               --               --              --              --
  Net Realized Gains.........................          --               --               --              --              --
                                                 --------         --------         --------        --------         -------
    Total Distributions................                --               --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............         N/A+             N/A+             N/A+            N/A+            N/A+
=============================================================================================================================
Total Return.................................         N/A+             N/A+             N/A+            N/A+            N/A+
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........    $344,175         $231,632         $220,941        $162,075         $49,351
Ratio of Expenses to Average Net Assets......        0.46%            0.53%            0.54%           0.66%           0.87%
Ratio of Net Investment Income to Average Net
  Assets.....................................        1.34%            1.66%            1.63%           1.63%           1.70%
Portfolio Turnover Rate......................       15.59%            9.76%            0.54%           0.37%           8.17%
-----------------------------------------------------------------------------------------------------------------------------

                                                       THE EMERGING MARKETS SMALL
                                                               CAP SERIES
                                               -------------------------------------------
                                                  YEAR            YEAR           DEC. 2,
                                                  ENDED           ENDED           1996
                                                NOV. 30,        NOV. 30,        NOV. 30,
                                                  1999            1998            1997
---------------------------------------------  -------------------------------------------
Net Asset Value, Beginning of Period.........        N/A+            N/A+            N/A+
                                                 -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................         --              --              --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................         --              --              --
                                                 -------         -------         -------
    Total From Investment Operations.........         --              --              --
---------------------------------------------  -------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................         --              --              --
  Net Realized Gains.........................         --              --              --
                                                 -------         -------         -------
    Total Distributions................               --              --              --
---------------------------------------------  -------------------------------------------
Net Asset Value, End of Period...............        N/A+            N/A+            N/A+
=============================================  ===========================================
Total Return.................................        N/A+            N/A+            N/A+
---------------------------------------------  -------------------------------------------
Net Assets, End of Period (thousands)........    $39,848         $21,399         $19,449
Ratio of Expenses to Average Net Assets......       0.68%           0.88%           0.90%*
Ratio of Net Investment Income to Average Net
  Assets.....................................       1.82%           2.32%           1.90%*
Portfolio Turnover Rate......................      23.98%          13.41%           2.54%*
---------------------------------------------  -------------------------------------------

  *  Annualized
  +  Not applicable as The Emerging Markets Series and The
     Emerging Markets Small Cap Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       THE DFA ONE-YEAR FIXED INCOME SERIES (1)
                                    ------------------------------------------------------------------------------
                                        YEAR             YEAR             YEAR            YEAR            YEAR
                                       ENDED            ENDED            ENDED            ENDED           ENDED
                                      NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                        1999             1998             1997            1996            1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................    $  10.02         $  10.01         $  10.03        $  10.00        $   9.84
                                      --------         --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........        0.52             0.56             0.59            0.56            0.60
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....       (0.05)            0.02            (0.02)           0.03            0.16
                                      --------         --------         --------        --------        --------
    Total From Investment
      Operations..................        0.47             0.58             0.57            0.59            0.76
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.52)           (0.57)           (0.59)          (0.56)          (0.60)
  Net Realized Gains..............          --               --               --              --              --
                                      --------         --------         --------        --------        --------
    Total Distributions.....             (0.52)           (0.57)           (0.59)          (0.56)          (0.60)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....    $   9.97         $  10.02         $  10.01        $  10.03        $  10.00
==================================================================================================================
Total Return......................        4.83%            5.92%            5.83%           6.10%           7.91%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................    $821,548         $869,993         $782,236        $859,293        $705,554
Ratio of Expenses to Average Net
  Assets..........................        0.09%            0.09%            0.10%           0.09%           0.10%
Ratio of Net Investment Income to
  Average Net Assets..............        5.19%            5.61%            5.85%           5.62%           6.04%
Portfolio Turnover Rate...........       57.58%           23.62%           82.84%          95.84%          81.31%
------------------------------------------------------------------------------------------------------------------

                                               THE DFA TWO-YEAR GLOBAL FIXED INCOME
                                                              SERIES
                                    -----------------------------------------------------------
                                       YEAR            YEAR            YEAR            FEB 9
                                       ENDED           ENDED           ENDED            TO
                                     NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                       1999            1998            1997            1996
----------------------------------  -----------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................   $  10.21        $  10.22        $  10.34        $  10.00
                                     --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........       0.45            0.44            0.48            0.34
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....       0.03            0.19            0.12            0.25
                                     --------        --------        --------        --------
    Total From Investment
      Operations..................       0.48            0.63            0.60            0.59
----------------------------------  -----------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........      (0.57)          (0.62)          (0.71)          (0.25)
  Net Realized Gains..............      (0.01)          (0.02)          (0.01)             --
                                     --------        --------        --------        --------
    Total Distributions.....            (0.58)          (0.64)          (0.72)          (0.25)
----------------------------------  -----------------------------------------------------------
Net Asset Value, End of Period....   $  10.11        $  10.21        $  10.22        $  10.34
==================================  ===========================================================
Total Return......................       4.84%           6.48%           5.96%           6.01%#
----------------------------------  -----------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $531,514        $440,842        $418,907        $319,272
Ratio of Expenses to Average Net
  Assets..........................       0.15%           0.16%           0.18%           0.20%*
Ratio of Net Investment Income to
  Average Net Assets..............       4.45%           4.28%           4.64%           4.51%*
Portfolio Turnover Rate...........      78.15%         112.93%         119.27%          87.07%*
----------------------------------  -----------------------------------------------------------

  *  Annualized
  #  Non-annualized
(1) Restated to reflect a 900% stock dividend as January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1999, the Trust consisted of twenty-one investment portfolios, (collectively, the "Series"), of which seventeen are included in this report, one is presented in a separate report and three have not yet commenced operations.

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The Tax-Managed U.S. Marketwide Value Series        The United Kingdom Small Company Series
The U.S. 4-10 Value Series                          The Continental Small Company Series
The U.S. 6-10 Value Series                          The Emerging Markets Series
The U.S. 6-10 Small Company Series                  The Emerging Markets Small Cap Series
The U.S. 9-10 Small Company Series                  (the "International Equity Portfolios")
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by the Domestic Equity Portfolios
which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2.  FOREIGN CURRENCY TRANSLATION:   Securities, other assets and liabilities
of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It the intention of The Enhanced U.S. Large
Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Tax-Managed U.S. Marketwide Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The component of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30,1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The Enhanced U.S. Large Company Series......................       .05 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The Tax-Managed U.S. Marketwide Value Series................       .20 of 1%
The U.S. 4-10 Value Series..................................       .10 of 1%
The U.S. 6-10 Value Series..................................       .20 of 1%
The U.S. 6-10 Small Company Series..........................       .03 of 1%
The U.S. 9-10 Small Company Series..........................       .10 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%
The Emerging Markets Series.................................       .10 of 1%
The Emerging Markets Small Cap Series.......................       .20 of 1%
The DFA One-Year Fixed Income Series........................       .05 of 1%
The DFA Two-Year Global Fixed Income Series.................       .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities:

                                                              U.S. GOVERNMENT         OTHER INVESTMENT
                                                                 SECURITIES              SECURITIES
                                                            --------------------    ---------------------
                                                            PURCHASES    SALES      PURCHASES     SALES
                                                            ---------   --------    ---------   ---------
                                                                (000)      (000)        (000)       (000)
The U.S. Large Company Series.............................        --         --     $948,623    $ 94,589
The Enhanced U.S. Large Company Series....................        --         --       74,460      43,091
The U.S. Large Cap Value Series...........................        --         --      770,263     798,873
The Tax-Managed U.S. Marketwide Value Series..............        --         --      133,251       6,614
The U.S. 4-10 Value Series................................        --         --      271,911      97,527
The U.S. 6-10 Value Series................................        --         --      784,162     757,966
The U.S. 6-10 Small Company Series........................        --         --      155,748     215,360
The U.S. 9-10 Small Company Series........................        --         --      300,470     563,915
The DFA International Value Series........................        --         --       98,879     349,360
The Japanese Small Company Series.........................        --         --       12,214      42,044
The Pacific Rim Small Company Series......................        --         --       52,523      74,968
The United Kingdom Small Company Series...................        --         --        6,493      37,339
The Continental Small Company Series......................        --         --       28,290      44,337
The Emerging Markets Series...............................        --         --       43,232      48,473
The Emerging Markets Small Cap Series.....................        --         --       13,046       7,305
The DFA One-Year Fixed Income Series......................  $222,271    $90,745      203,630     112,885
The DFA Two-Year Global Fixed Income Series...............        --         --      621,020     355,094

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Series were as follows:

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
                                                                     (000)               (000)          (000)
The U.S. Large Company Series..............................      $967,285           $ (69,097)     $ 898,188
The Enhanced U.S. Large Company Series.....................            --              (1,716)        (1,716)
The U.S. Large Cap Value Series............................       310,811            (241,820)        68,991
The Tax-Managed U.S. Marketwide Value Series...............        11,689             (13,267)        (1,578)
The U.S. 4-10 Value Series.................................        33,277             (63,088)       (29,811)
The U.S. 6-10 Value Series.................................       597,377            (574,102)        23,275
The U.S. 6-10 Small Company Series.........................       138,320            (127,726)        10,594
The U.S. 9-10 Small Company Series.........................       380,633            (320,437)        60,196
The DFA International Value Series.........................       413,380            (186,816)       226,564
The Japanese Small Company Series..........................        14,181            (183,512)      (169,331)
The Pacific Rim Small Company Series.......................        28,755             (61,236)       (32,481)
The United Kingdom Small Company Series....................        52,267             (28,500)        23,767
The Continental Small Company Series.......................        72,995             (39,849)        33,146
The Emerging Markets Series................................       110,720             (57,061)        53,659
The Emerging Markets Small Cap Series......................        12,081             (11,836)           245
The DFA One-Year Fixed Income Series.......................            37              (4,243)        (4,206)
The DFA Two-Year Global Fixed Income Series................            --             (14,225)       (14,225)

    At November 30, 1999, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $733,000 of which $23,000, $301,000 and $409,000 expire on November 30, 2002, 2004, and
2007, respectively. Also, the Two-Year Global Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $183,000 which expires on November 30, 2007.

F. COMPONENTS OF NET ASSETS:

                                                       AT NOVEMBER 30, 1999 NET ASSETS CONSIST OF:
                            -------------------------------------------------------------------------------------------------
                                                                 (AMOUNTS IN THOUSANDS)
                                                                                               UNREALIZED
                                                                                              APPRECIATION
                                                                                            (DEPRECIATION) OF
                                                                            ACCUMULATED       FUTURES, SWAP
                                                                            NET REALIZED       CONTRACTS,        UNREALIZED
                                           UNDISTRIBUTED    ACCUMULATED       FOREIGN          INVESTMENT        NET FOREIGN
                               PAID-IN     NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND       EXCHANGE
                               CAPITAL     INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)     FOREIGN CURRENCY     GAIN (LOSS)
                            -------------  --------------  --------------  --------------  -------------------  -------------
The Enhanced U.S. Large
 Company Series...........  $     91,391    $    (3,828)   $      10,083   $       3,424      $        371      $        730
The U.S. Large Cap Value
 Series...................     1,407,634          1,255          310,032              --            69,161                --
The U.S. 4-10 Value
 Series...................       379,928            418            9,600              --           (29,610)               --
The U.S. 6-10 Value
 Series...................     2,408,698          1,816          258,553              --            23,406                --
The U.S. 6-10 Small
 Company Series...........       516,502            221           55,327              --            14,036                --
The U.S. 9-10 Small
 Company Series...........     1,012,199            484          250,136              --            60,204                --
The DFA International
 Value Series.............     1,333,432          2,072           98,528            (341)          226,914              (228)
The DFA One-Year Fixed
 Income Series............       822,674          3,821             (741)                           (4,206)               --
The DFA Two-Year Global
 Fixed Income Series             531,556         (4,716)            (214)         14,811           (14,225)            4,302


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The Enhanced U.S. Large
 Company Series...........  $    102,171      Unlimited
The U.S. Large Cap Value
 Series...................     1,788,082      Unlimited
The U.S. 4-10 Value
 Series...................       360,336      Unlimited
The U.S. 6-10 Value
 Series...................     2,692,473      Unlimited
The U.S. 6-10 Small
 Company Series...........       586,086      Unlimited
The U.S. 9-10 Small
 Company Series...........     1,323,023      Unlimited
The DFA International
 Value Series.............     1,660,377      Unlimited
The DFA One-Year Fixed
 Income Series............       821,548      Unlimited
The DFA Two-Year Global
 Fixed Income Series             531,514      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1999, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                        UNREALIZED
                                                                          VALUE AT       FOREIGN
     EXPIRATION                                            CONTRACT     NOVEMBER 30,     EXCHANGE
        DATE                     CURRENCY SOLD              AMOUNT          1999           GAIN
---------------------   -------------------------------  ------------   -------------   ----------
      12/15/99           7,276,374    Canadian Dollar    $ 4,977,226     $ 4,939,498     $ 37,728
      12/15/99          24,781,733    Denmark Krone        3,469,478       3,354,399      115,079
      12/22/99           1,063,787    Austrian Dollar        678,798         676,232        2,566
      12/27/99          32,210,340    Swedish Krona        3,850,465       3,788,988       61,477
      12/29/99          26,232,013    European Currency   26,959,282      26,412,676      546,606
                                                         -----------     -----------     --------
                                                         $39,935,249     $39,171,793     $763,456
                                                         ===========     ===========     ========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                               UNREALIZED
                                                                                 VALUE AT        FOREIGN
     EXPIRATION                                                  CONTRACT      NOVEMBER 30,     EXCHANGE
        DATE                        CURRENCY SOLD                 AMOUNT           1999           GAIN
---------------------   -------------------------------------  -------------   -------------   -----------
      12/13/99           38,773,069    Canadian Dollar         $ 26,353,292    $ 26,320,731    $   32,561
      12/15/99          115,288,933    Danish Krone              16,140,615      15,605,250       535,365
      12/22/99           42,287,833    Australian Dollar         26,983,680      26,881,675       102,005
      12/27/99          179,866,314    Swedish Krona             21,501,446      21,158,154       343,292
      12/29/99          169,205,655    European Currency Unit   173,896,795     170,370,993     3,525,802
                                                               ------------    ------------    ----------
                                                               $264,875,828    $260,336,803    $4,539,025
                                                               ============    ============    ==========

    Risks may arise upon entering into these contracts from the potential inability of counter- parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS. During the year ended November 30, 1999, The Enhanced U.S. Large Company Series (ENHANCED) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 1999, Enhanced had outstanding 247 long futures contracts on the S & P 500 Index, all of which expire on December 17, 1999. The value of such contracts on November 30, 1999 was $85,925,125, which resulted in an unrealized gain of $2,549,078.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS - Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At November 30, 1999, Enhanced had an outstanding equity index swap with Morgan Stanley dated July 15, 1999 (which represents approximately 16% of the net assets of Enhanced), terminating on February 18, 2000. The notional value of the swap was $16,388,242, and Enhanced had recorded net unrealized depreciation of $498,851, all of which Enhanced owed to Morgan. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.15% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1999 borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED       NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN       DAYS        EXPENSE   BORROWED DURING
                                          INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                          -------------  -------------  -------------  ---------  ---------------
The U.S. Large Company Series...........      5.44%      $  3,228,313        12        $  7,810     $12,530,000
The U.S Large Cap Value Series..........      5.55%         2,275,238        13           7,365       7,639,000
The Tax-Managed U.S. Marketwide Value
 Series.................................      5.75%           188,000        1               30         188,000
The U.S. 6-10 Value Series..............      5.27%         6,294,593        8           24,866      32,110,000
The U.S. 6-10 Small Company Series......      6.13%         3,385,000        4            2,306       3,385,000
The U.S. 9-10 Small Company Series......      5.75%         4,155,000        2            1,327       4,155,000
The Emerging Markets Small Cap Series...      5.75%           750,000        1              120         750,000

    There were no outstanding borrowings under the line of credit at November 30, 1999.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 1999, was as follows:

                                                                                              VALUE OF
                                                                                            COLLATERAL ON
                                                                          VALUE OF            OVERNIGHT
                                                        VALUE          COLLATERAL AND        REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                          OF SECURITIES      INDEMNIFICATION       AGREEMENTS
--------------------------                          -------------      ---------------      -------------
The U.S. Large Company Series.................      $ 40,344,278        $ 41,857,494        $ 42,740,894
The U.S. Large Cap Value Series...............         3,451,603           4,182,800           4,271,078
The Tax-Managed U.S. Marketwide Value Series..           594,479             621,700             634,821
The U.S. 4-10 Value Series....................         4,079,015           4,972,679           5,077,627
The U.S. 6-10 Value Series....................        25,634,905          49,018,098          50,052,623
The U.S. 6-10 Small Company Series............        26,345,262          31,946,139          32,620,362
The U.S. 9-10 Small Company Series............        44,912,910          60,974,742          62,261,611

INTERNATIONAL EQUITY PORTFOLIOS
----------------------------------------------
The DFA International Value Series............       119,398,258         126,555,611         154,412,408
The Japanese Small Company Series.............        25,792,750          27,708,820          28,928,764
The Pacific Rim Small Company Series..........         9,373,457          13,491,298          13,966,671
The Continental Small Company Series..........         8,851,265           9,331,234           9,594,880

K. MALAYSIA:

    During the year ended November 30, 1999, the Pacific Rim Small Company Series, International Small Cap Value Portfolio, and the DFA International Value Series Funds repatriated funds from Malaysia. In accordance with the Malaysian government's repatriation tax regime, the Funds paid repatriation taxes based on the market value at August 31, 1998 of securities sold as follows: a 30% tax on repatriations between September 1, 1998 and April 1, 1999, a 20% tax on repatriations between April 1, 1999 and June 1, 1999 and a 10% tax on repatriations between June 1, 1999 and September 1, 1999. Realized gains and losses on the sale of Malaysian securities have been recorded net of applicable repatriation taxes for financial statement purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series at November 30, 1999 (constituting the DFA Investment Trust Company, hereafter referred to as the "Fund"), the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000